Quarterly Report
March 31, 2023
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
DIVERSIFIED REITs — 2.9%
American Assets Trust, Inc. REIT	84,368	$1,568,401
Broadstone Net Lease, Inc. REIT	279,868	4,760,555
Empire State Realty Trust, Inc. Class A REIT (a)	212,645	1,380,066
Essential Properties Realty Trust, Inc. REIT	230,184	5,720,073
Global Net Lease, Inc. REIT	167,790	2,157,779
WP Carey, Inc. REIT	340,478	26,370,021
		41,956,895
HEALTH CARE REITs — 10.0%
CareTrust REIT, Inc.	160,878	3,149,991
Community Healthcare Trust, Inc. REIT	38,089	1,394,057
Diversified Healthcare Trust REIT	387,908	523,676
Global Medical REIT, Inc.	99,812	909,287
Healthcare Realty Trust, Inc. REIT	615,176	11,891,352
Healthpeak Properties, Inc. REIT	883,910	19,419,503
LTC Properties, Inc. REIT	65,512	2,301,437
Medical Properties Trust, Inc. REIT (a)	968,257	7,959,073
National Health Investors, Inc. REIT	70,139	3,617,770
Omega Healthcare Investors, Inc. REIT	378,688	10,379,838
Universal Health Realty Income Trust REIT	20,508	986,640
Ventas, Inc. REIT	646,610	28,030,543
Welltower, Inc. REIT	763,876	54,762,270
		145,325,437
HOTEL & RESORT REITs — 3.9%
Apple Hospitality REIT, Inc.	343,896	5,337,266
Ashford Hospitality Trust, Inc. REIT (a) (b)	55,964	179,644
Chatham Lodging Trust REIT	79,074	829,486
DiamondRock Hospitality Co. REIT	338,417	2,751,330
Hersha Hospitality Trust REIT	53,056	356,536
Host Hotels & Resorts, Inc. REIT	1,155,843	19,059,851
Park Hotels & Resorts, Inc. REIT	363,464	4,492,415
Pebblebrook Hotel Trust REIT	212,566	2,984,427
RLJ Lodging Trust REIT	262,008	2,777,285
Ryman Hospitality Properties, Inc. REIT	89,163	8,000,596
Service Properties Trust REIT	267,431	2,663,613
Summit Hotel Properties, Inc. REIT	173,275	1,212,925
Sunstone Hotel Investors, Inc. REIT	340,163	3,360,811
Xenia Hotels & Resorts, Inc. REIT	184,081	2,409,620
		56,415,805
INDUSTRIAL REITs — 18.4%
Americold Realty Trust, Inc. REIT	435,512	12,390,316
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	70,425	$11,642,661
First Industrial Realty Trust, Inc. REIT	213,599	11,363,467
Industrial Logistics Properties Trust REIT	106,123	325,798
Innovative Industrial Properties, Inc. REIT	45,224	3,436,572
LXP Industrial Trust REIT	445,753	4,595,713
Plymouth Industrial REIT, Inc.	63,045	1,324,575
Prologis, Inc. REIT	1,492,208	186,182,792
Rexford Industrial Realty, Inc. REIT	305,732	18,236,914
STAG Industrial, Inc. REIT	289,750	9,799,345
Terreno Realty Corp. REIT	117,892	7,615,823
		266,913,976
OFFICE REITs — 6.1%
Alexandria Real Estate Equities, Inc. REIT	254,595	31,974,586
Boston Properties, Inc. REIT	230,626	12,481,479
Brandywine Realty Trust REIT	277,369	1,311,955
City Office REIT, Inc.	64,197	442,959
Corporate Office Properties Trust REIT	181,739	4,309,032
Cousins Properties, Inc. REIT	244,923	5,236,454
Douglas Emmett, Inc. REIT	284,129	3,503,311
Easterly Government Properties, Inc. REIT (a)	146,762	2,016,510
Equity Commonwealth REIT	177,107	3,667,886
Franklin Street Properties Corp. REIT (a)	148,981	233,900
Highwoods Properties, Inc. REIT	170,039	3,943,205
Hudson Pacific Properties, Inc. REIT	207,936	1,382,774
JBG SMITH Properties REIT	159,982	2,409,329
Kilroy Realty Corp. REIT	170,296	5,517,590
Office Properties Income Trust REIT	78,720	968,256
Orion Office REIT, Inc.	91,527	613,231
Paramount Group, Inc. REIT	266,520	1,215,331
Piedmont Office Realty Trust, Inc. Class A REIT	199,540	1,456,642
SL Green Realty Corp. REIT	104,070	2,447,726
Vornado Realty Trust REIT	260,467	4,003,378
		89,135,534
RESIDENTIAL REITs — 19.1%
American Homes 4 Rent Class A REIT	496,211	15,605,836
Apartment Income REIT Corp.	240,417	8,609,333
Apartment Investment & Management Co. Class A REIT	245,058	1,884,496
AvalonBay Communities, Inc. REIT	226,135	38,004,248
Camden Property Trust REIT	178,012	18,662,778
Centerspace REIT	24,357	1,330,623
Elme Communities REIT	141,508	2,527,333

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	282,780	$18,983,021
Equity Residential REIT	550,557	33,033,420
Essex Property Trust, Inc. REIT	104,418	21,837,981
Independence Realty Trust, Inc. REIT	361,872	5,800,808
Invitation Homes, Inc. REIT	938,988	29,324,595
Mid-America Apartment Communities, Inc. REIT	186,636	28,189,502
NexPoint Residential Trust, Inc. REIT	36,810	1,607,493
Sun Communities, Inc. REIT	200,240	28,209,811
UDR, Inc. REIT	499,906	20,526,140
UMH Properties, Inc. REIT	86,895	1,285,177
Veris Residential, Inc. REIT (b)	128,128	1,875,794
		277,298,389
RETAIL REITs — 16.9%
Acadia Realty Trust REIT	153,523	2,141,646
Agree Realty Corp. REIT	143,180	9,823,580
Brixmor Property Group, Inc. REIT	484,778	10,432,423
Federal Realty Investment Trust REIT	118,326	11,694,159
Getty Realty Corp. REIT	68,766	2,477,639
Kimco Realty Corp. REIT	999,794	19,525,977
Kite Realty Group Trust REIT	354,219	7,410,261
Macerich Co. REIT	348,198	3,690,899
National Retail Properties, Inc. REIT	293,305	12,949,416
Necessity Retail REIT, Inc.	217,000	1,362,760
NETSTREIT Corp.	88,724	1,621,875
Realty Income Corp. REIT	1,013,788	64,193,056
Regency Centers Corp. REIT	248,947	15,230,577
Retail Opportunity Investments Corp. REIT	201,351	2,810,860
RPT Realty REIT	137,839	1,310,849
Simon Property Group, Inc. REIT	528,519	59,178,272
SITE Centers Corp. REIT	296,526	3,641,339
Spirit Realty Capital, Inc. REIT	225,760	8,994,278
Tanger Factory Outlet Centers, Inc. REIT	168,669	3,310,972
Urban Edge Properties REIT	189,794	2,858,298
		244,659,136
SPECIALIZED REITs — 21.7%
CubeSmart REIT	363,016	16,778,600
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	464,810	$45,695,471
EPR Properties REIT	121,260	4,620,006
Equinix, Inc. REIT	149,577	107,851,000
Extra Space Storage, Inc. REIT	216,512	35,276,300
Four Corners Property Trust, Inc. REIT	135,612	3,642,538
Life Storage, Inc. REIT	137,344	18,004,425
National Storage Affiliates Trust REIT	136,557	5,705,352
Public Storage REIT	255,510	77,199,791
		314,773,483
TOTAL COMMON STOCKS (Cost $1,870,078,130)		1,436,478,655
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	8,150,358	8,151,173
State Street Navigator Securities Lending Portfolio II (e) (f)	4,326,836	4,326,836
TOTAL SHORT-TERM INVESTMENTS (Cost $12,478,833)		12,478,009
TOTAL INVESTMENTS — 99.9% (Cost $1,882,556,963)		1,448,956,664
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,143,627
NET ASSETS — 100.0%		$1,451,100,291
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	425	06/16/2023	$13,791,418	$14,080,250	$288,832
See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,436,478,655	$—	$—	$1,436,478,655
Short-Term Investments	12,478,009	—	—	12,478,009
TOTAL INVESTMENTS	$1,448,956,664	$—	$—	$1,448,956,664
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$288,832	$—	$—	$288,832
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,449,245,496	$—	$—	$1,449,245,496
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,087,611	$6,087,002	$120,529,956	$118,473,646	$8,685	$(824)	8,150,358	$8,151,173	$358,505
State Street Navigator Securities Lending Portfolio II	7,123,081	7,123,081	249,989,864	252,786,109	—	—	4,326,836	4,326,836	37,278
Total		$13,210,083	$370,519,820	$371,259,755	$8,685	$(824)		$12,478,009	$395,783
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 1.2%
Clearfield, Inc. (a)	9,010	$419,686
Ubiquiti, Inc. (b)	3,308	898,750
		1,318,436
CONSUMER FINANCE — 0.8%
Upstart Holdings, Inc. (a)	54,438	865,020
DIVERSIFIED CONSUMER SERVICES — 1.8%
Duolingo, Inc. (a)	13,519	1,927,674
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Avnet, Inc.	21,705	981,066
PAR Technology Corp. (a) (b)	40,700	1,382,172
		2,363,238
ENTERTAINMENT — 8.2%
Electronic Arts, Inc.	7,480	900,966
IMAX Corp. (a)	56,208	1,078,069
iQIYI, Inc. ADR (a)	253,458	1,845,174
Netflix, Inc. (a)	2,900	1,001,892
ROBLOX Corp. Class A (a)	29,414	1,323,042
Roku, Inc. (a)	17,969	1,182,720
Spotify Technology SA (a)	11,907	1,591,013
		8,922,876
FINANCIAL SERVICES — 0.8%
Toast, Inc. Class A (a)	48,185	855,284
HEALTH CARE TECHNOLOGY — 6.2%
American Well Corp. Class A (a)	284,537	671,507
Definitive Healthcare Corp. (a)	74,321	767,736
Doximity, Inc. Class A (a) (b)	26,130	846,089
Health Catalyst, Inc. (a)	85,495	997,727
Phreesia, Inc. (a)	30,070	970,960
Schrodinger, Inc. (a)	56,450	1,486,329
Veeva Systems, Inc. Class A (a)	5,406	993,569
		6,733,917
INTERACTIVE MEDIA & SERVICES — 6.6%
JOYY, Inc. ADR	26,684	832,007
Kanzhun Ltd. ADR (a)	46,360	882,231
Meta Platforms, Inc. Class A (a)	8,060	1,708,236
Pinterest, Inc. Class A (a)	40,156	1,095,054
Vimeo, Inc. (a)	247,461	947,776
Yandex NV Class A (a) (c)	41,307	—
ZipRecruiter, Inc. Class A (a) (b)	57,631	918,638
ZoomInfo Technologies, Inc. (a)	31,983	790,300
		7,174,242
IT SERVICES — 13.3%
Accenture PLC Class A	3,250	928,883
Chindata Group Holdings Ltd. ADR (a)	118,615	829,119
Endava PLC ADR (a)	11,715	787,014
EPAM Systems, Inc. (a)	2,710	810,290
Fastly, Inc. Class A (a)	97,594	1,733,269
Globant SA (a)	5,320	872,533
Security Description	Shares	Value
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	287,822	$2,558,738
MongoDB, Inc. (a)	4,870	1,135,294
Okta, Inc. (a)	14,454	1,246,513
Perficient, Inc. (a)	12,800	924,032
Thoughtworks Holding, Inc. (a)	98,235	723,010
Twilio, Inc. Class A (a)	20,413	1,360,118
Vnet Group, Inc. ADR (a)	179,839	582,678
		14,491,491
MEDIA — 4.0%
Magnite, Inc. (a)	83,854	776,488
Perion Network Ltd. (a)	35,930	1,422,109
PubMatic, Inc. Class A (a)	69,347	958,376
Trade Desk, Inc. Class A (a)	19,446	1,184,456
		4,341,429
PROFESSIONAL SERVICES — 4.5%
Clarivate PLC (a) (b)	103,307	970,053
Concentrix Corp.	7,580	921,349
Fiverr International Ltd. (a)	30,063	1,049,800
SS&C Technologies Holdings, Inc.	18,016	1,017,363
Upwork, Inc. (a)	82,688	936,028
		4,894,593
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Opendoor Technologies, Inc. (a) (b)	714,961	1,258,332
Zillow Group, Inc. Class C (a)	26,475	1,177,343
		2,435,675
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.6%
Advanced Micro Devices, Inc. (a)	13,553	1,328,330
Aehr Test Systems (a)	38,194	1,184,778
Cohu, Inc. (a)	26,720	1,025,781
Himax Technologies, Inc. ADR (b)	130,371	1,059,916
KLA Corp.	2,370	946,033
Kulicke & Soffa Industries, Inc.	19,740	1,040,101
MaxLinear, Inc. (a)	26,512	933,488
Monolithic Power Systems, Inc.	2,410	1,206,301
Nova Ltd. (a) (b)	10,970	1,146,036
NVIDIA Corp.	5,478	1,521,624
Onto Innovation, Inc. (a)	12,173	1,069,763
Power Integrations, Inc.	12,260	1,037,686
SiTime Corp. (a)	9,110	1,295,715
Teradyne, Inc.	10,090	1,084,776
		15,880,328
SOFTWARE — 32.5%
Adobe, Inc. (a)	2,810	1,082,890
Amplitude, Inc. Class A (a)	74,764	930,064
AppLovin Corp. Class A (a)	89,777	1,413,988
Asana, Inc. Class A (a) (b)	64,301	1,358,680
Braze, Inc. Class A (a)	34,945	1,208,049
Check Point Software Technologies Ltd. (a)	7,122	925,860

See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	8,087	$1,110,022
CyberArk Software Ltd. (a)	6,855	1,014,403
Datadog, Inc. Class A (a)	12,506	908,686
Digital Turbine, Inc. (a)	56,664	700,367
DocuSign, Inc. (a)	18,873	1,100,296
DoubleVerify Holdings, Inc. (a)	38,094	1,148,534
Dynatrace, Inc. (a)	25,197	1,065,833
Fortinet, Inc. (a)	17,810	1,183,653
Gitlab, Inc. Class A (a) (b)	20,080	688,543
HashiCorp, Inc. Class A (a)	31,451	921,200
Jamf Holding Corp. (a)	42,970	834,477
LiveRamp Holdings, Inc. (a)	41,785	916,345
Monday.com Ltd. (a)	8,450	1,206,238
nCino, Inc. (a)	36,581	906,477
Olo, Inc. Class A (a)	136,328	1,112,436
PagerDuty, Inc. (a)	39,148	1,369,397
Q2 Holdings, Inc. (a)	35,487	873,690
Qualys, Inc. (a)	7,848	1,020,397
Rapid7, Inc. (a)	28,307	1,299,574
Samsara, Inc. Class A (a) (b)	71,315	1,406,332
SentinelOne, Inc. Class A (a)	60,513	989,993
Smartsheet, Inc. Class A (a)	24,918	1,191,080
Tenable Holdings, Inc. (a)	24,380	1,158,294
Tyler Technologies, Inc. (a)	2,910	1,032,002
UiPath, Inc. Class A (a)	71,822	1,261,194
Varonis Systems, Inc. (a)	43,815	1,139,628
Zscaler, Inc. (a)	7,955	929,383
		35,408,005
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Super Micro Computer, Inc. (a)	11,070	1,179,508
TOTAL COMMON STOCKS (Cost $138,102,151)		108,791,716
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	28,233	$28,235
State Street Navigator Securities Lending Portfolio II (f) (g)	10,002,544	10,002,544
TOTAL SHORT-TERM INVESTMENTS (Cost $10,030,785)		10,030,779
TOTAL INVESTMENTS — 109.2% (Cost $148,132,936)		118,822,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(10,008,522)
NET ASSETS — 100.0%		$108,813,973
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$108,791,716	$—	$0(a)	$108,791,716
Short-Term Investments	10,030,779	—	—	10,030,779
TOTAL INVESTMENTS	$118,822,495	$—	$0	$118,822,495
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,667	$182,649	$5,172,270	$5,326,722	$44	$(6)	28,233	$28,235	$3,094
State Street Navigator Securities Lending Portfolio II	10,604,316	10,604,316	61,922,228	62,524,000	—	—	10,002,544	10,002,544	225,288
Total		$10,786,965	$67,094,498	$67,850,722	$44	$(6)		$10,030,779	$228,382
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.0%
BHP Group Ltd.	27,432	$867,737
National Australia Bank Ltd. (a)	35,005	649,885
Rio Tinto PLC	12,696	859,935
		2,377,557
BELGIUM — 0.8%
Anheuser-Busch InBev SA	14,385	958,501
BRAZIL — 0.5%
Petroleo Brasileiro SA Preference Shares ADR	19,604	181,925
Petroleo Brasileiro SA Preference Shares	76,576	354,166
		536,091
CANADA — 1.1%
Nutrien Ltd. (a)	7,552	556,963
Royal Bank of Canada (a)	7,302	697,368
		1,254,331
CHINA — 4.3%
Alibaba Group Holding Ltd. ADR (b)	7,729	789,749
China Construction Bank Corp. Class H	1,169,288	758,180
China Petroleum & Chemical Corp. Class H	1,588,147	938,732
Industrial & Commercial Bank of China Ltd. Class H	1,432,110	762,581
PetroChina Co. Ltd. Class H	1,600,458	948,048
Tencent Holdings Ltd.	18,206	894,767
		5,092,057
DENMARK — 0.7%
Vestas Wind Systems AS	29,056	843,302
FINLAND — 0.6%
Sampo Oyj Class A	15,500	732,202
FRANCE — 6.7%
Air Liquide SA	5,792	970,337
BNP Paribas SA	14,619	876,890
Carrefour SA	43,089	872,146
Cie de Saint-Gobain	17,151	974,915
Engie SA	55,699	881,934
LVMH Moet Hennessy Louis Vuitton SE	1,091	1,000,882
Societe Generale SA	29,981	677,027
TotalEnergies SE	14,279	843,309
Vinci SA	7,547	866,844
		7,964,284
GERMANY — 5.7%
Allianz SE	4,219	975,418
BASF SE	16,366	859,881
Deutsche Bank AG	79,673	809,862
E.ON SE	78,304	978,344
Mercedes-Benz Group AG	12,625	970,849
Security Description	Shares	Value
SAP SE	8,219	$1,036,362
Siemens AG	6,778	1,099,144
		6,729,860
HONG KONG — 0.5%
CLP Holdings Ltd.	85,827	619,926
INDIA — 1.1%
Infosys Ltd. ADR (a)	39,175	683,212
Reliance Industries Ltd. GDR (c)	1,158	65,253
Reliance Industries Ltd.	19,831	562,493
		1,310,958
ITALY — 1.9%
Assicurazioni Generali SpA	47,600	950,522
UniCredit SpA	68,241	1,290,785
		2,241,307
JAPAN — 10.5%
Bridgestone Corp.	19,367	780,995
Canon, Inc.	30,781	683,547
Honda Motor Co. Ltd. (a)	27,505	725,393
Komatsu Ltd.	35,147	865,405
Mitsubishi Corp.	23,180	827,471
Mitsubishi UFJ Financial Group, Inc.	139,848	890,954
Mitsui & Co. Ltd.	31,473	973,348
Mizuho Financial Group, Inc.	62,022	875,177
Nippon Steel Corp. (a)	44,618	1,045,970
Panasonic Holdings Corp. (a)	90,464	803,430
Seven & i Holdings Co. Ltd.	17,384	780,445
SoftBank Group Corp. (a)	18,456	718,604
Sony Group Corp.	9,396	846,127
Takeda Pharmaceutical Co. Ltd.	26,001	849,834
Toyota Motor Corp. (a)	48,300	682,275
		12,348,975
LUXEMBOURG — 0.8%
ArcelorMittal SA	31,027	939,478
MEXICO — 0.8%
America Movil SAB de CV Class B	848,555	889,629
NETHERLANDS — 0.7%
Shell PLC (d)	4,654	132,841
Shell PLC (d)	22,363	643,609
		776,450
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	78,668	—
SOUTH AFRICA — 1.9%
Anglo American PLC	21,084	698,136
MTN Group Ltd. (a)	92,290	663,052
Naspers Ltd. Class N	4,955	919,635
		2,280,823
SOUTH KOREA — 0.7%
Samsung Electronics Co. Ltd. GDR	469	576,166

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd.	5,819	$286,067
		862,233
SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria SA (a)	146,667	1,047,065
Banco Santander SA	280,723	1,044,901
Telefonica SA	180,013	777,020
		2,868,986
SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson Class B (a)	95,455	557,842
SWITZERLAND — 2.3%
ABB Ltd.	25,981	892,150
Credit Suisse Group AG (a)	140,213	126,254
Novartis AG	8,660	794,003
UBS Group AG	43,412	916,663
		2,729,070
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,896	827,506
UNITED KINGDOM — 4.8%
AstraZeneca PLC	5,876	816,048
BAE Systems PLC	78,665	955,729
BP PLC	136,876	864,480
HSBC Holdings PLC	117,531	798,831
National Grid PLC	58,625	794,819
Tesco PLC	257,209	844,995
Vodafone Group PLC	568,809	628,050
		5,702,952
UNITED STATES — 47.5%
3M Co.	5,837	613,527
Abbott Laboratories	6,612	669,531
Accenture PLC Class A	2,456	701,949
Adobe, Inc. (b)	1,784	687,500
Alphabet, Inc. Class A (b)	3,394	352,060
Alphabet, Inc. Class C (b)	2,961	307,944
Amazon.com, Inc. (b)	5,373	554,977
American Express Co.	4,540	748,873
American International Group, Inc.	12,962	652,766
Amgen, Inc.	2,843	687,295
Apple, Inc.	4,569	753,428
AT&T, Inc.	41,606	800,916
Bank of America Corp.	20,496	586,186
Bank of New York Mellon Corp.	16,168	734,674
Baxter International, Inc.	11,991	486,355
Berkshire Hathaway, Inc. Class B (b)	2,500	771,925
Boeing Co. (b)	4,594	975,903
Booking Holdings, Inc. (b)	358	949,563
Carnival Corp. (a)(b)	68,723	697,538
Caterpillar, Inc.	3,732	854,031
Chevron Corp.	4,532	739,441
Security Description	Shares	Value
Cisco Systems, Inc.	15,646	$817,895
Coca-Cola Co.	11,429	708,941
Colgate-Palmolive Co.	9,117	685,143
ConocoPhillips	6,412	636,135
CVS Health Corp.	7,016	521,359
Deere & Co.	1,867	770,847
Duke Energy Corp.	6,446	621,846
DuPont de Nemours, Inc.	12,279	881,264
eBay, Inc.	15,893	705,172
Exxon Mobil Corp.	7,367	807,865
FedEx Corp.	3,402	777,323
General Electric Co.	12,373	1,182,859
Gilead Sciences, Inc.	10,987	911,591
Goldman Sachs Group, Inc.	2,095	685,295
GSK PLC	45,754	808,422
Home Depot, Inc.	2,371	699,730
Honeywell International, Inc.	3,767	719,949
Howmet Aerospace, Inc.	19,639	832,104
HP, Inc.	25,249	741,058
Intel Corp.	22,714	742,066
International Business Machines Corp.	5,506	721,782
Johnson & Johnson	4,269	661,695
JPMorgan Chase & Co.	5,998	781,599
McDonald's Corp.	2,741	766,411
Medtronic PLC	7,984	643,670
Merck & Co., Inc.	8,152	867,291
Meta Platforms, Inc. Class A (b)	4,179	885,697
Microsoft Corp.	2,687	774,662
Mondelez International, Inc. Class A	11,642	811,680
Nestle SA	6,158	751,323
Netflix, Inc. (b)	3,087	1,066,497
NextEra Energy, Inc.	7,884	607,699
NIKE, Inc. Class B	6,416	786,858
NVIDIA Corp.	4,952	1,375,517
PayPal Holdings, Inc. (b)	7,363	559,146
Pfizer, Inc.	14,908	608,246
Philip Morris International, Inc.	7,338	713,621
Procter & Gamble Co.	5,129	762,631
QUALCOMM, Inc.	5,381	686,508
Raytheon Technologies Corp.	8,065	789,805
Roche Holding AG	2,118	604,994
Schlumberger NV	18,079	887,679
Simon Property Group, Inc. REIT	6,893	771,809
Southwest Airlines Co.	18,688	608,108
Starbucks Corp.	8,093	842,724
Tesla, Inc. (b)	2,362	490,021
Travelers Cos., Inc.	4,332	742,548
Union Pacific Corp.	3,066	617,063
United Parcel Service, Inc. Class B	3,551	688,859
UnitedHealth Group, Inc.	1,356	640,832
Verizon Communications, Inc.	16,880	656,463
Visa, Inc. Class A	3,464	780,993
Walmart, Inc.	5,197	766,298

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Walt Disney Co. (b)	6,178	$618,603
Wells Fargo & Co.	15,759	589,071
Williams Cos., Inc.	21,785	650,500
		56,162,149
TOTAL COMMON STOCKS (Cost $99,726,698)		117,606,469

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (f)(g)	84,487	84,487
State Street Navigator Securities Lending Portfolio II (h)(i)	3,347,705	3,347,705
TOTAL SHORT-TERM INVESTMENTS (Cost $3,432,192)		3,432,192
TOTAL INVESTMENTS — 102.4% (Cost $103,158,890)		121,038,661
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(2,783,824)
NET ASSETS — 100.0%		$118,254,837
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	06/16/2023	$401,822	$413,775	$11,953
MSCI EAFE Index (long)	3	06/16/2023	309,816	314,475	4,659
					$16,612
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$117,606,469	$—	$0(a)	$117,606,469
Short-Term Investments	3,432,192	—	—	3,432,192
TOTAL INVESTMENTS	$121,038,661	$—	$0	$121,038,661
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$16,612	$—	$—	$16,612
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$121,055,273	$—	$0	$121,055,273
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	19.0%
Industrials	15.0
Consumer Discretionary	11.9
Information Technology	10.7
Health Care	9.0
Communication Services	7.8
Energy	7.8
Consumer Staples	7.3
Materials	6.5
Utilities	3.8
Real Estate	0.7
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,021	$66,021	$3,417,424	$3,398,958	$—	$—	84,487	$84,487	$5,067
State Street Navigator Securities Lending Portfolio II	1,204,785	1,204,785	16,290,091	14,147,171	—	—	3,347,705	3,347,705	6,170
Total		$1,270,806	$19,707,515	$17,546,129	$—	$—		$3,432,192	$11,237
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 3.1%
Tesla, Inc. (a)	52,116	$10,811,986
CONSTRUCTION & ENGINEERING — 5.4%
Arcosa, Inc.	155,502	9,813,731
Emeren Group Ltd. ADR (a)	608,322	2,707,033
Valmont Industries, Inc.	20,350	6,497,348
		19,018,112
DIVERSIFIED CONSUMER SERVICES — 1.9%
ADT, Inc.	941,155	6,804,551
ELECTRIC UTILITIES — 12.6%
ALLETE, Inc.	139,989	9,011,092
Avangrid, Inc. (b)	214,505	8,554,459
Centrais Eletricas Brasileiras SA ADR	1,076,456	7,136,903
Cia Paranaense de Energia ADR	580,372	3,900,104
Constellation Energy Corp.	98,707	7,748,500
NextEra Energy, Inc.	106,417	8,202,622
		44,553,680
ELECTRICAL EQUIPMENT — 24.5%
Array Technologies, Inc. (a)	449,672	9,838,823
Ballard Power Systems, Inc. (a) (b)	1,659,947	9,245,905
Bloom Energy Corp. Class A (a) (b)	453,034	9,028,968
FuelCell Energy, Inc. (a) (b)	2,895,687	8,252,708
Generac Holdings, Inc. (a)	100,090	10,810,721
Plug Power, Inc. (a) (b)	663,601	7,777,404
Shoals Technologies Group, Inc. Class A (a)	390,001	8,888,123
SunPower Corp. (a) (b)	408,137	5,648,616
Sunrun, Inc. (a)	315,802	6,363,410
TPI Composites, Inc. (a) (b)	818,428	10,680,485
		86,535,163
GAS UTILITIES — 2.7%
New Jersey Resources Corp.	182,125	9,689,050
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.9%
AES Corp.	323,867	7,798,718
Altus Power, Inc. (a)	1,340,939	7,348,346
Atlantica Sustainable Infrastructure PLC	339,170	10,025,865
Montauk Renewables, Inc. (a) (b)	708,914	5,579,153
Ormat Technologies, Inc. (b)	101,451	8,600,001
Sunnova Energy International, Inc. (a) (b)	431,610	6,741,748
TransAlta Corp.	352,888	3,087,770
		49,181,601
INDUSTRIAL CONGLOMERATES — 2.9%
General Electric Co.	106,845	10,214,382
MACHINERY — 3.1%
Cummins, Inc.	37,242	8,896,369
Security Description	Shares	Value
Hyster-Yale Materials Handling, Inc.	39,219	$1,956,636
		10,853,005
MULTI-UTILITIES — 5.5%
Algonquin Power & Utilities Corp. (b)	1,239,891	10,415,084
Consolidated Edison, Inc.	94,013	8,994,224
		19,409,308
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc.	230,849	8,806,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 21.7%
Applied Materials, Inc.	62,921	7,728,586
Canadian Solar, Inc. (a) (b)	270,623	10,773,502
Daqo New Energy Corp. ADR (a)	190,130	8,905,689
Enphase Energy, Inc. (a)	28,628	6,019,896
First Solar, Inc. (a)	58,624	12,750,720
JinkoSolar Holding Co. Ltd. ADR (a) (b)	188,288	9,606,454
Maxeon Solar Technologies Ltd. (a) (b)	451,173	11,974,131
SolarEdge Technologies, Inc. (a)	29,201	8,875,644
		76,634,622
TOTAL COMMON STOCKS (Cost $392,258,130)		352,512,349
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	297,222	297,251
State Street Navigator Securities Lending Portfolio II (e) (f)	31,589,169	31,589,169
TOTAL SHORT-TERM INVESTMENTS (Cost $31,886,426)		31,886,420
TOTAL INVESTMENTS — 108.8% (Cost $424,144,556)		384,398,769
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(31,159,662)
NET ASSETS — 100.0%		$353,239,107
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$352,512,349	$—	$—	$352,512,349
Short-Term Investments	31,886,420	—	—	31,886,420
TOTAL INVESTMENTS	$384,398,769	$—	$—	$384,398,769

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,444	$219,422	$4,319,766	$4,241,837	$(101)	$1	297,222	$297,251	$9,300
State Street Navigator Securities Lending Portfolio II	22,471,653	22,471,653	159,120,651	150,003,135	—	—	31,589,169	31,589,169	166,959
Total		$22,691,075	$163,440,417	$154,244,972	$(101)	$1		$31,886,420	$176,259
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 55.8%
Aerojet Rocketdyne Holdings, Inc. (a)	11,494	$645,618
Boeing Co. (a)	3,524	748,603
BWX Technologies, Inc.	7,351	463,407
Elbit Systems Ltd.	984	167,487
General Dynamics Corp.	1,780	406,214
HEICO Corp.	3,886	664,661
Hexcel Corp.	10,752	733,824
Huntington Ingalls Industries, Inc.	1,863	385,678
L3Harris Technologies, Inc.	2,854	560,069
Lockheed Martin Corp.	1,293	611,240
Maxar Technologies, Inc.	21,843	1,115,304
Moog, Inc. Class A	4,436	446,927
Northrop Grumman Corp.	1,151	531,440
Raytheon Technologies Corp.	6,280	615,000
Rocket Lab USA, Inc. (a) (b)	157,860	637,754
TransDigm Group, Inc.	715	526,991
Virgin Galactic Holdings, Inc. (a) (b)	135,785	549,929
		9,810,146
COMMUNICATIONS EQUIPMENT — 2.8%
Viasat, Inc. (a)	14,584	493,523
CONTAINERS & PACKAGING — 2.6%
Ball Corp.	8,312	458,074
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
Iridium Communications, Inc.	12,608	780,814
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.7%
Amphenol Corp. Class A	5,613	458,694
Coherent Corp. (a)	12,588	479,351
Teledyne Technologies, Inc. (a)	1,513	676,856
TTM Technologies, Inc. (a)	19,478	262,758
		1,877,659
ENERGY EQUIPMENT & SERVICES — 3.0%
TechnipFMC PLC (a)	38,172	521,048
INDUSTRIAL CONGLOMERATES — 3.2%
Honeywell International, Inc.	2,914	556,924
MACHINERY — 5.1%
ESCO Technologies, Inc.	2,564	244,734
Security Description	Shares	Value
Fortive Corp.	6,598	$449,786
Standex International Corp.	1,656	202,760
		897,280
PROFESSIONAL SERVICES — 9.3%
Jacobs Solutions, Inc.	3,570	419,511
KBR, Inc.	8,440	464,622
Leidos Holdings, Inc.	4,021	370,173
Planet Labs PBC (a) (b)	97,551	383,375
		1,637,681
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Analog Devices, Inc.	2,629	518,491
TOTAL COMMON STOCKS (Cost $16,718,988)		17,551,640
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	23,795	23,798
State Street Navigator Securities Lending Portfolio II (e) (f)	769,366	769,366
TOTAL SHORT-TERM INVESTMENTS (Cost $793,163)		793,164
TOTAL INVESTMENTS — 104.4% (Cost $17,512,151)		18,344,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(772,861)
NET ASSETS — 100.0%		$17,571,943
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,551,640	$—	$—	$17,551,640
Short-Term Investments	793,164	—	—	793,164
TOTAL INVESTMENTS	$18,344,804	$—	$—	$18,344,804
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,244	$22,242	$122,626	$121,075	$4	$1	23,795	$23,798	$593
State Street Navigator Securities Lending Portfolio II	148,294	148,294	7,563,729	6,942,657	—	—	769,366	769,366	7,387
Total		$170,536	$7,686,355	$7,063,732	$4	$1		$793,164	$7,980
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 34.1%
Aerojet Rocketdyne Holdings, Inc. (a)	8,208	$461,043
AeroVironment, Inc. (a)	5,391	494,139
Boeing Co. (a)	2,517	534,686
Elbit Systems Ltd.	1,618	275,400
Embraer SA ADR (a)	31,846	521,319
General Dynamics Corp.	1,342	306,258
HEICO Corp.	2,792	477,544
Hexcel Corp.	7,679	524,092
Huntington Ingalls Industries, Inc.	1,411	292,105
Kaman Corp.	16,324	373,167
Kratos Defense & Security Solutions, Inc. (a)	48,171	649,345
L3Harris Technologies, Inc.	2,038	399,937
Leonardo DRS, Inc. (a) (b)	19,837	257,286
Lockheed Martin Corp.	929	439,166
Maxar Technologies, Inc.	18,430	941,036
Mercury Systems, Inc. (a)	6,591	336,932
Moog, Inc. Class A	5,119	515,739
Northrop Grumman Corp.	827	381,842
Parsons Corp. (a)	9,278	415,098
Raytheon Technologies Corp.	4,485	439,216
Rocket Lab USA, Inc. (a) (b)	112,735	455,449
Textron, Inc.	6,120	432,256
V2X, Inc. (a)	5,328	211,628
		10,134,683
COMMUNICATIONS EQUIPMENT — 9.1%
Cisco Systems, Inc.	9,217	481,819
F5, Inc. (a)	2,992	435,904
Juniper Networks, Inc.	13,892	478,163
NetScout Systems, Inc. (a)	12,641	362,165
Radware Ltd. (a)	20,450	440,493
Viasat, Inc. (a)	14,785	500,324
		2,698,868
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Iridium Communications, Inc.	9,004	557,618
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.1%
908 Devices, Inc. (a)	32,797	282,054
Amphenol Corp. Class A	4,235	346,084
Mirion Technologies, Inc. (a) (b)	54,368	464,303
OSI Systems, Inc. (a)	5,326	545,169
Teledyne Technologies, Inc. (a)	1,080	483,149
		2,120,759
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Varex Imaging Corp. (a)	19,313	351,304
INTERACTIVE MEDIA & SERVICES — 1.3%
Ziff Davis, Inc. (a)	5,076	396,182
IT SERVICES — 3.7%
Akamai Technologies, Inc. (a)	4,984	390,247
Cloudflare, Inc. Class A (a)	10,034	618,697
Security Description	Shares	Value
Edgio, Inc. (a)	121,272	$95,938
		1,104,882
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Bruker Corp.	6,710	529,016
MACHINERY — 1.2%
Fortive Corp.	4,977	339,282
PROFESSIONAL SERVICES — 6.5%
ASGN, Inc. (a)	5,382	444,930
Jacobs Solutions, Inc.	3,641	427,854
KBR, Inc.	6,368	350,558
Leidos Holdings, Inc.	4,093	376,802
Planet Labs PBC (a) (b)	83,998	330,112
		1,930,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Broadcom, Inc.	857	549,800
SOFTWARE — 30.1%
A10 Networks, Inc.	23,347	361,645
BlackBerry Ltd. (a) (b)	102,259	466,301
Check Point Software Technologies Ltd. (a)	3,377	439,010
Crowdstrike Holdings, Inc. Class A (a)	3,922	538,334
CyberArk Software Ltd. (a)	3,287	486,410
Datadog, Inc. Class A (a)	6,507	472,799
ForgeRock, Inc. Class A (a) (b)	20,730	427,038
Fortinet, Inc. (a)	8,607	572,021
N-able, Inc. (a)	24,080	317,856
OneSpan, Inc. (a)	19,730	345,275
Palo Alto Networks, Inc. (a)	2,714	542,094
Qualys, Inc. (a)	3,849	500,447
Rapid7, Inc. (a)	14,544	667,715
SentinelOne, Inc. Class A (a)	31,793	520,134
Telos Corp. (a)	92,451	233,901
Tenable Holdings, Inc. (a)	12,030	571,545
Varonis Systems, Inc. (a)	21,661	563,403
VMware, Inc. Class A (a)	3,759	469,311
Zscaler, Inc. (a)	3,888	454,235
		8,949,474
TOTAL COMMON STOCKS (Cost $30,810,550)		29,662,124
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	37,615	37,618

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,156,443	$1,156,443
TOTAL SHORT-TERM INVESTMENTS (Cost $1,194,063)		1,194,061
TOTAL INVESTMENTS — 103.9% (Cost $32,004,613)		30,856,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(1,161,813)
NET ASSETS — 100.0%		$29,694,372
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,662,124	$—	$—	$29,662,124
Short-Term Investments	1,194,061	—	—	1,194,061
TOTAL INVESTMENTS	$30,856,185	$—	$—	$30,856,185

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,481	$29,478	$1,227,923	$1,219,794	$13	$(2)	37,615	$37,618	$802
State Street Navigator Securities Lending Portfolio II	304,673	304,673	12,707,856	11,856,086	—	—	1,156,443	1,156,443	5,822
Total		$334,151	$13,935,779	$13,075,880	$13	$(2)		$1,194,061	$6,624
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.2%
Parsons Corp. (a)	13,108	$586,452
AUTOMOBILE COMPONENTS — 2.6%
Lear Corp.	4,788	667,878
BUILDING PRODUCTS — 7.8%
Carrier Global Corp.	14,566	666,395
Johnson Controls International PLC	9,452	569,199
Resideo Technologies, Inc. (a)	40,276	736,245
View, Inc. (a) (b)	89,162	44,581
		2,016,420
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Tetra Tech, Inc.	2,622	385,198
DIVERSIFIED CONSUMER SERVICES — 1.8%
ADT, Inc.	65,159	471,100
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc. (b)	8,566	383,671
ELECTRIC UTILITIES — 0.5%
Korea Electric Power Corp. ADR (b)	18,907	131,215
ELECTRICAL EQUIPMENT — 19.6%
ABB Ltd. ADR	12,924	443,293
Acuity Brands, Inc.	3,447	629,871
AMETEK, Inc.	2,843	413,173
Beam Global (a)	7,812	124,289
Blink Charging Co. (a) (b)	47,862	414,006
Bloom Energy Corp. Class A (a) (b)	31,312	624,048
ChargePoint Holdings, Inc. (a) (b)	58,317	610,579
Generac Holdings, Inc. (a)	4,401	475,352
Hubbell, Inc.	1,618	393,676
Shoals Technologies Group, Inc. Class A (a)	27,001	615,353
Stem, Inc. (a) (b)	61,397	348,121
		5,091,761
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.8%
Badger Meter, Inc.	5,503	670,376
Itron, Inc. (a)	12,121	672,109
MicroVision, Inc. (a) (b)	132,887	354,808
Ouster, Inc. (a) (b)	184,268	154,177
SmartRent, Inc. (a)	101,625	259,144
TE Connectivity Ltd.	3,285	430,828
		2,541,442
HOUSEHOLD DURABLES — 0.1%
Universal Electronics, Inc. (a)	3,308	33,543
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.7%
Atlantica Sustainable Infrastructure PLC	23,484	694,187
INDUSTRIAL CONGLOMERATES — 2.2%
Honeywell International, Inc.	2,940	561,893
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 2.0%
Baidu, Inc. ADR (a)	3,485	$525,956
MACHINERY — 14.7%
Chart Industries, Inc. (a) (b)	2,959	371,059
Energy Recovery, Inc. (a)	28,394	654,482
Evoqua Water Technologies Corp. (a)	14,573	724,569
Ideanomics, Inc. (a) (b)	888,181	95,923
Mueller Water Products, Inc. Class A	34,877	486,185
Pentair PLC	13,973	772,288
Proterra, Inc. (a) (b)	80,119	121,781
Xylem, Inc.	5,654	591,974
		3,818,261
OIL, GAS & CONSUMABLE FUELS — 4.9%
BP PLC ADR	11,777	446,819
Shell PLC ADR	7,087	407,786
Suncor Energy, Inc.	13,410	416,381
		1,270,986
PROFESSIONAL SERVICES — 2.8%
NV5 Global, Inc. (a)	2,703	281,031
Verra Mobility Corp. (a)	27,185	459,970
		741,001
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.6%
ON Semiconductor Corp. (a)	5,694	468,730
Qorvo, Inc. (a)	6,576	667,924
Silicon Laboratories, Inc. (a)	4,499	787,730
STMicroelectronics NV	10,596	566,780
		2,491,164
SOFTWARE — 4.4%
Alarm.com Holdings, Inc. (a)	12,861	646,651
Roper Technologies, Inc.	920	405,435
Veritone, Inc. (a)	18,308	106,736
		1,158,822
SPECIALTY RETAIL — 3.3%
EVgo, Inc. (a) (b)	109,320	851,603
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Logitech International SA (b)	6,704	389,234
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Core & Main, Inc. Class A (a) (b)	19,311	446,084
WATER UTILITIES — 0.8%
Consolidated Water Co. Ltd.	12,103	198,852
WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Rogers Communications, Inc. Class B (b)	8,790	407,504
TOTAL COMMON STOCKS (Cost $32,928,124)		25,864,227

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	61,089	$61,095
State Street Navigator Securities Lending Portfolio II (e) (f)	2,595,178	2,595,178
TOTAL SHORT-TERM INVESTMENTS (Cost $2,656,279)		2,656,273
TOTAL INVESTMENTS — 109.8% (Cost $35,584,403)		28,520,500
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(2,544,802)
NET ASSETS — 100.0%		$25,975,698

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,864,227	$—	$—	$25,864,227
Short-Term Investments	2,656,273	—	—	2,656,273
TOTAL INVESTMENTS	$28,520,500	$—	$—	$28,520,500

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,975	$51,970	$663,741	$654,633	$20	$(3)	61,089	$61,095	$1,453
State Street Navigator Securities Lending Portfolio II	2,935,798	2,935,798	14,977,369	15,317,989	—	—	2,595,178	2,595,178	210,079
Total		$2,987,768	$15,641,110	$15,972,622	$20	$(3)		$2,656,273	$211,532
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 10.2%
Aerojet Rocketdyne Holdings, Inc. (a)	78,743	$4,422,994
AeroVironment, Inc. (a)	125,923	11,542,102
Boeing Co. (a)	63,896	13,573,427
BWX Technologies, Inc.	47,288	2,981,036
EHang Holdings Ltd. ADR (a) (b)	460,473	5,032,970
Elbit Systems Ltd.	64,852	11,038,459
Embraer SA ADR (a)	847,015	13,865,636
General Dynamics Corp.	10,572	2,412,636
HEICO Corp.	45,930	7,855,867
Hexcel Corp.	74,705	5,098,616
Huntington Ingalls Industries, Inc.	14,745	3,052,510
Kaman Corp.	163,927	3,747,371
Kratos Defense & Security Solutions, Inc. (a)	862,605	11,627,915
L3Harris Technologies, Inc.	33,154	6,506,141
Leonardo DRS, Inc. (a) (b)	258,172	3,348,491
Lockheed Martin Corp.	30,541	14,437,647
Maxar Technologies, Inc.	181,190	9,251,561
Mercury Systems, Inc. (a)	70,413	3,599,513
Moog, Inc. Class A	48,062	4,842,247
Northrop Grumman Corp.	16,208	7,483,558
Parsons Corp. (a)	143,372	6,414,463
Raytheon Technologies Corp.	41,329	4,047,349
Rocket Lab USA, Inc. (a) (b)	804,246	3,249,154
Textron, Inc.	91,140	6,437,218
TransDigm Group, Inc.	4,482	3,303,458
V2X, Inc. (a)	30,608	1,215,750
Virgin Galactic Holdings, Inc. (a) (b)	881,002	3,568,058
		173,956,147
AUTOMOBILE COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	124,104	969,252
Aptiv PLC (a)	8,934	1,002,306
BorgWarner, Inc.	29,045	1,426,400
Dana, Inc.	68,069	1,024,438
Garrett Motion, Inc. (a)	77,483	593,520
Gentherm, Inc. (a)	17,033	1,029,134
Lear Corp.	35,541	4,957,614
Luminar Technologies, Inc. (a) (b)	123,845	803,754
Modine Manufacturing Co. (a)	38,298	882,769
Visteon Corp. (a)	30,254	4,744,735
		17,433,922
AUTOMOBILES — 2.3%
Cenntro Electric Group Ltd. (a) (b)	1,341,482	619,496
ElectraMeccanica Vehicles Corp. (a) (b)	470,519	244,388
Fisker, Inc. (a) (b)	150,402	923,468
Security Description	Shares	Value
Ford Motor Co.	125,830	$1,585,458
General Motors Co.	43,311	1,588,648
Honda Motor Co. Ltd. ADR	46,258	1,225,374
Li Auto, Inc. ADR (a)	88,320	2,203,584
Lordstown Motors Corp. Class A (a) (b)	665,345	441,190
Lucid Group, Inc. (a) (b)	136,186	1,094,936
NIO, Inc. ADR (a)	168,570	1,771,671
Niu Technologies ADR (a) (b)	483,271	2,000,742
Rivian Automotive, Inc. Class A (a) (b)	55,757	863,118
Stellantis NV	269,964	4,910,645
Tata Motors Ltd. ADR (a)	56	1,434
Tesla, Inc. (a)	43,107	8,942,978
Toyota Motor Corp. ADR (b)	19,091	2,705,004
Workhorse Group, Inc. (a) (b)	3,888,699	5,171,970
XPeng, Inc. Class A ADR (a) (b)	248,956	2,765,901
		39,060,005
BANKS — 0.7%
Banco BBVA Argentina SA ADR (b)	280,210	1,098,423
Banco Bradesco SA ADR (a) (b)	286,228	749,917
Banco Santander Brasil SA ADR (b)	156,635	831,732
Banco Santander SA ADR (b)	631,165	2,328,999
Grupo Financiero Galicia SA ADR (a) (b)	114,874	1,261,316
ICICI Bank Ltd. ADR	36,064	778,261
ING Groep NV ADR (b)	184,626	2,191,511
Intercorp Financial Services, Inc. (b)	24,124	550,510
NU Holdings Ltd. Class A (a)	299,840	1,427,238
Toronto-Dominion Bank (b)	6,864	411,154
		11,629,061
BIOTECHNOLOGY — 4.6%
2seventy bio, Inc. (a)	127,904	1,304,621
4D Molecular Therapeutics, Inc. (a)	86,286	1,483,256
Allogene Therapeutics, Inc. (a) (b)	184,465	911,257
Alnylam Pharmaceuticals, Inc. (a)	8,405	1,683,690
Amicus Therapeutics, Inc. (a)	171,409	1,900,926
Arcturus Therapeutics Holdings, Inc. (a)	114,488	2,744,277
Arrowhead Pharmaceuticals, Inc. (a)	60,236	1,529,994
Atara Biotherapeutics, Inc. (a)	428,992	1,244,077
Avidity Biosciences, Inc. (a)	164,982	2,532,474
Biogen, Inc. (a)	6,073	1,688,476
BioMarin Pharmaceutical, Inc. (a)	15,169	1,475,034
BioNTech SE ADR	11,306	1,408,388
Bluebird Bio, Inc. (a)	276,029	877,772
Bridgebio Pharma, Inc. (a) (b)	141,335	2,343,334
CareDx, Inc. (a)	74,542	681,314

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Caribou Biosciences, Inc. (a)	203,584	$1,081,031
CRISPR Therapeutics AG (a) (b)	33,424	1,511,768
CureVac NV (a) (b)	223,130	1,555,216
Design Therapeutics, Inc. (a) (b)	130,659	753,902
Editas Medicine, Inc. (a) (b)	170,285	1,234,566
Fate Therapeutics, Inc. (a)	98,288	560,242
Gilead Sciences, Inc.	21,884	1,815,715
Grifols SA ADR (a)	356,690	2,628,805
Ideaya Biosciences, Inc. (a)	76,251	1,046,926
Inovio Pharmaceuticals, Inc. (a)	914,636	750,002
Intellia Therapeutics, Inc. (a)	44,599	1,662,205
Ionis Pharmaceuticals, Inc. (a)	32,269	1,153,294
Iovance Biotherapeutics, Inc. (a)	255,407	1,560,537
Krystal Biotech, Inc. (a)	24,107	1,930,006
Legend Biotech Corp. ADR (a) (b)	32,044	1,545,162
Merus NV (a) (b)	120,045	2,208,828
Moderna, Inc. (a)	10,054	1,544,093
Natera, Inc. (a)	29,063	1,613,578
Novavax, Inc. (a) (b)	87,036	603,159
Ocugen, Inc. (a)	1,304,386	1,112,772
Recursion Pharmaceuticals, Inc. Class A (a)	134,072	894,260
Regeneron Pharmaceuticals, Inc. (a)	1,785	1,466,681
REGENXBIO, Inc. (a)	89,416	1,690,857
Rocket Pharmaceuticals, Inc. (a)	111,612	1,911,914
Roivant Sciences Ltd. (a)	250,426	1,848,144
Sangamo Therapeutics, Inc. (a)	528,151	929,546
Sarepta Therapeutics, Inc. (a)	16,964	2,338,148
Seagen, Inc. (a)	10,205	2,066,206
Twist Bioscience Corp. (a)	81,294	1,225,914
Ultragenyx Pharmaceutical, Inc. (a)	50,614	2,029,621
uniQure NV (a)	88,681	1,786,035
Vericel Corp. (a)	87,568	2,567,494
Vertex Pharmaceuticals, Inc. (a)	4,193	1,321,089
Vir Biotechnology, Inc. (a)	71,622	1,666,644
Xencor, Inc. (a)	63,934	1,783,119
		77,206,369
BROADLINE RETAIL — 0.5%
Alibaba Group Holding Ltd. ADR (a)	49,754	5,083,864
Jumia Technologies AG ADR (a)	306,157	1,007,256
MercadoLibre, Inc. (a)	1,801	2,373,826
		8,464,946
BUILDING PRODUCTS — 1.0%
Carrier Global Corp.	86,804	3,971,283
Gibraltar Industries, Inc. (a)	61,240	2,970,140
Johnson Controls International PLC	54,153	3,261,094
Resideo Technologies, Inc. (a)	212,700	3,888,156
Security Description	Shares	Value
View, Inc. (a) (b)	4,179,707	$2,089,853
		16,180,526
CAPITAL MARKETS — 0.4%
Bakkt Holdings, Inc. (a) (b)	334,697	575,679
BlackRock, Inc.	592	396,119
Charles Schwab Corp.	5,566	291,547
Coinbase Global, Inc. Class A (a)	61,709	4,169,677
Open Lending Corp. Class A (a)	106,692	751,112
Robinhood Markets, Inc. Class A (a)	51,105	496,229
		6,680,363
CHEMICALS — 1.4%
American Vanguard Corp.	75,642	1,655,047
Aspen Aerogels, Inc. (a) (b)	99,508	741,335
Bioceres Crop Solutions Corp. (a)	72,461	841,272
Cabot Corp.	65,691	5,034,558
Corteva, Inc.	29,049	1,751,945
FMC Corp.	24,272	2,964,340
Ginkgo Bioworks Holdings, Inc. (a)	935,342	1,244,005
ICL Group Ltd. (b)	194,437	1,322,172
Mosaic Co.	33,798	1,550,652
Nutrien Ltd.	39,500	2,917,075
Scotts Miracle-Gro Co. (b)	31,004	2,162,219
Sociedad Quimica y Minera de Chile SA ADR	18,456	1,496,043
		23,680,663
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aurora Innovation, Inc. (a) (b)	471,945	656,004
Deluxe Corp.	65,574	1,049,184
Tetra Tech, Inc.	13,555	1,991,365
		3,696,553
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	623,739	2,239,223
Cisco Systems, Inc.	62,461	3,265,149
F5, Inc. (a)	9,140	1,331,607
Juniper Networks, Inc.	41,585	1,431,356
Lumentum Holdings, Inc. (a)	85,582	4,622,284
NetScout Systems, Inc. (a)	37,243	1,067,012
Radware Ltd. (a)	64,156	1,381,920
Telefonaktiebolaget LM Ericsson ADR (b)	190,457	1,114,173
Viasat, Inc. (a) (b)	116,348	3,937,216
		20,389,940
CONSTRUCTION & ENGINEERING — 1.2%
Arcosa, Inc.	96,341	6,080,080
Emeren Group Ltd. ADR (a) (b)	1,716,299	7,637,531
Valmont Industries, Inc.	22,644	7,229,776
		20,947,387
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	29,590	754,249

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
FinVolution Group ADR	78,691	$328,141
Green Dot Corp. Class A (a)	68,202	1,171,710
LendingClub Corp. (a)	75,774	546,331
LexinFintech Holdings Ltd. ADR (a)	114,003	308,948
Lufax Holding Ltd. ADR	236,876	483,227
Oportun Financial Corp. (a) (b)	47,879	184,813
SoFi Technologies, Inc. (a)	262,472	1,593,205
Upstart Holdings, Inc. (a) (b)	41,986	667,158
		6,037,782
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	44,496	1,838,575
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	9,139	1,080,138
Ball Corp.	53,359	2,940,615
		4,020,753
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc. (b)	1,002,084	7,245,067
Afya Ltd. Class A (a)	63,385	707,377
		7,952,444
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BCE, Inc. (b)	40,492	1,813,637
IDT Corp. Class B (a)	27,918	951,445
Iridium Communications, Inc.	146,655	9,082,344
Ooma, Inc. (a)	22,461	280,987
		12,128,413
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	86,667	5,578,755
Avangrid, Inc. (b)	134,483	5,363,182
Centrais Eletricas Brasileiras SA ADR	682,390	4,524,246
Cia Paranaense de Energia ADR	523,150	3,515,571
Constellation Energy Corp.	59,275	4,653,087
Korea Electric Power Corp. ADR (b)	313,478	2,175,537
NextEra Energy, Inc.	66,323	5,112,177
		30,922,555
ELECTRICAL EQUIPMENT — 6.5%
ABB Ltd. ADR (b)	425,706	14,601,716
Acuity Brands, Inc.	19,348	3,535,460
Allied Motion Technologies, Inc.	36,615	1,415,170
AMETEK, Inc.	14,332	2,082,870
Array Technologies, Inc. (a) (b)	285,658	6,250,197
Ballard Power Systems, Inc. (a) (b)	1,208,288	6,730,164
Beam Global (a) (b)	124,384	1,978,949
Blink Charging Co. (a) (b)	434,058	3,754,602
Bloom Energy Corp. Class A (a) (b)	446,161	8,891,989
ChargePoint Holdings, Inc. (a) (b)	257,223	2,693,125
Emerson Electric Co.	52,556	4,579,730
Security Description	Shares	Value
FuelCell Energy, Inc. (a) (b)	2,258,093	$6,435,565
Generac Holdings, Inc. (a)	77,262	8,345,069
Hubbell, Inc.	7,948	1,933,828
Plug Power, Inc. (a) (b)	470,336	5,512,338
Rockwell Automation, Inc.	19,256	5,650,673
Sensata Technologies Holding PLC	19,902	995,498
Shoals Technologies Group, Inc. Class A (a)	342,671	7,809,472
SKYX Platforms Corp. (a)	247,329	855,758
Stem, Inc. (a) (b)	287,362	1,629,342
SunPower Corp. (a) (b)	251,654	3,482,891
Sunrun, Inc. (a)	195,195	3,933,179
TPI Composites, Inc. (a) (b)	552,500	7,210,125
		110,307,710
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.8%
908 Devices, Inc. (a)	376,473	3,237,668
Aeva Technologies, Inc. (a) (b)	531,423	632,393
AEye, Inc. (a) (b)	413,369	130,129
Amphenol Corp. Class A	34,491	2,818,604
Badger Meter, Inc.	27,680	3,371,978
Cognex Corp.	104,772	5,191,453
Coherent Corp. (a)	86,898	3,309,076
FARO Technologies, Inc. (a)	154,865	3,811,228
Hollysys Automation Technologies Ltd.	165,409	2,866,538
Innoviz Technologies Ltd. (a) (b)	196,678	688,373
IPG Photonics Corp. (a)	28,703	3,539,367
Itron, Inc. (a)	67,247	3,728,846
MicroVision, Inc. (a) (b)	1,340,524	3,579,199
Mirion Technologies, Inc. (a) (b)	967,966	8,266,430
National Instruments Corp.	15,224	797,890
Novanta, Inc. (a)	17,541	2,790,598
OSI Systems, Inc. (a)	78,290	8,013,764
Ouster, Inc. (a) (b)	4,994,347	4,178,770
Sanmina Corp. (a)	63,250	3,857,617
SmartRent, Inc. (a)	1,214,569	3,097,151
TE Connectivity Ltd.	16,260	2,132,499
Teledyne Technologies, Inc. (a)	64,819	28,997,428
Trimble, Inc. (a)	67,163	3,520,684
TTM Technologies, Inc. (a)	187,601	2,530,737
Vontier Corp.	112,060	3,063,720
Zebra Technologies Corp. Class A (a)	23,396	7,439,928
		115,592,068
ENERGY EQUIPMENT & SERVICES — 0.5%
Oceaneering International, Inc. (a)	274,270	4,835,380
TechnipFMC PLC (a)	307,245	4,193,894
		9,029,274
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	15,617	1,336,659
Bilibili, Inc. ADR (a)	120,762	2,837,907

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
DouYu International Holdings Ltd. ADR (a)	417,656	$497,010
Electronic Arts, Inc.	9,062	1,091,518
NetEase, Inc. ADR (b)	38,132	3,372,394
ROBLOX Corp. Class A (a)	42,147	1,895,772
Sea Ltd. ADR (a)	52,216	4,519,295
Skillz, Inc. (a)	1,306,746	775,162
Take-Two Interactive Software, Inc. (a)	11,309	1,349,164
Tencent Music Entertainment Group ADR (a)	392,972	3,253,808
		20,928,689
FINANCIAL SERVICES — 1.6%
Block, Inc. (a)	19,572	1,343,618
Dlocal Ltd. (a) (b)	96,412	1,563,803
Fidelity National Information Services, Inc.	20,082	1,091,055
Fiserv, Inc. (a)	12,093	1,366,872
Flywire Corp. (a)	57,241	1,680,596
Global Payments, Inc.	8,206	863,599
I3 Verticals, Inc. Class A (a)	52,106	1,278,160
Marqeta, Inc. Class A (a)	188,408	861,025
Mastercard, Inc. Class A	3,737	1,358,063
Nuvei Corp. (a) (b) (c)	41,728	1,816,211
ORIX Corp. ADR	16,509	1,355,059
Pagseguro Digital Ltd. Class A (a) (b)	146,672	1,256,979
Paymentus Holdings, Inc. Class A (a)	127,503	1,129,677
Payoneer Global, Inc. (a)	149,153	936,681
PayPal Holdings, Inc. (a)	13,544	1,028,531
Paysafe Ltd. (a)	111,161	1,919,750
Repay Holdings Corp. (a)	154,865	1,017,463
Rocket Cos., Inc. Class A (a)	98,207	889,755
Shift4 Payments, Inc. Class A (a) (b)	26,113	1,979,365
StoneCo Ltd. Class A (a) (b)	43,773	417,594
Visa, Inc. Class A	7,836	1,766,705
		26,920,561
FOOD PRODUCTS — 0.5%
AppHarvest, Inc. (a)	1,250,245	765,525
Benson Hill, Inc. (a) (b)	363,186	417,664
Beyond Meat, Inc. (a) (b)	200,927	3,261,045
BRF SA ADR (a) (b)	863,471	1,105,243
Darling Ingredients, Inc. (a)	22,404	1,308,394
Ingredion, Inc.	16,874	1,716,592
		8,574,463
GAS UTILITIES — 0.4%
New Jersey Resources Corp.	112,715	5,996,438
GROUND TRANSPORTATION — 0.6%
Avis Budget Group, Inc. (a)	9,461	1,843,003
Grab Holdings Ltd. Class A (a) (b)	1,113,748	3,352,382
Hertz Global Holdings, Inc. (a) (b)	72,624	1,183,045
Security Description	Shares	Value
Lyft, Inc. Class A (a)	150,561	$1,395,700
TuSimple Holdings, Inc. Class A (a)	408,395	600,341
Uber Technologies, Inc. (a)	73,442	2,328,111
		10,702,582
HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Abbott Laboratories	36,379	3,683,738
AngioDynamics, Inc. (a)	322,398	3,333,595
Boston Scientific Corp. (a)	84,845	4,244,795
Butterfly Network, Inc. (a) (b)	602,907	1,133,465
CONMED Corp. (b)	31,337	3,254,661
Cue Health, Inc. (a)	272,340	495,659
Dexcom, Inc. (a)	60,248	6,999,613
Globus Medical, Inc. Class A (a)	59,698	3,381,295
Intuitive Surgical, Inc. (a)	18,619	4,756,596
iRhythm Technologies, Inc. (a)	92,525	11,475,876
Koninklijke Philips NV (b)	72,779	1,335,495
Masimo Corp. (a)	64,748	11,948,596
Medtronic PLC	86,839	7,000,960
Omnicell, Inc. (a)	108,987	6,394,267
Paragon 28, Inc. (a)	113,086	1,930,378
Penumbra, Inc. (a)	11,247	3,134,426
PROCEPT BioRobotics Corp. (a)	91,093	2,587,041
ResMed, Inc.	7,332	1,605,635
Sight Sciences, Inc. (a)	122,168	1,067,748
Smith & Nephew PLC ADR (b)	244,421	6,821,790
Stryker Corp.	17,335	4,948,622
Varex Imaging Corp. (a)	222,445	4,046,275
		95,580,526
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Apollo Medical Holdings, Inc. (a)	30,877	1,126,084
Cigna Group	2,946	752,791
CorVel Corp. (a)	6,624	1,260,415
DocGo, Inc. (a) (b)	241,127	2,085,749
HealthEquity, Inc. (a)	7,020	412,144
Hims & Hers Health, Inc. (a)	258,219	2,561,532
Invitae Corp. (a) (b)	645,392	871,279
McKesson Corp.	6,868	2,445,351
ModivCare, Inc. (a)	15,773	1,326,194
OmniAb, Inc. (a) (d)	4,014	—
OPKO Health, Inc. (a) (b)	631,219	921,580
Pediatrix Medical Group, Inc. (a)	61,781	921,155
Premier, Inc. Class A	29,765	963,493
Privia Health Group, Inc. (a)	70,370	1,942,916
Quest Diagnostics, Inc.	6,560	928,109
		18,518,792
HEALTH CARE TECHNOLOGY — 0.7%
American Well Corp. Class A (a)	482,974	1,139,819
Evolent Health, Inc. Class A (a)	36,792	1,193,900
GoodRx Holdings, Inc. Class A (a)	364,780	2,279,875
Health Catalyst, Inc. (a)	160,162	1,869,091
NextGen Healthcare, Inc. (a)	50,907	886,291

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
OptimizeRx Corp. (a) (b)	82,809	$1,211,496
Sharecare, Inc. (a) (b)	1,004,898	1,426,955
Teladoc Health, Inc. (a) (b)	61,725	1,598,677
Veradigm, Inc. (a)	54,318	708,850
		12,314,954
HOUSEHOLD DURABLES — 1.4%
Garmin Ltd.	79,984	8,071,985
iRobot Corp. (a)	77,675	3,389,737
Sony Group Corp. ADR (b)	15,709	1,424,021
Universal Electronics, Inc. (a)	24,915	252,638
Vuzix Corp. (a) (b)	2,367,701	9,802,282
		22,940,663
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.3%
AES Corp.	204,671	4,928,478
Altus Power, Inc. (a)	814,743	4,464,792
Atlantica Sustainable Infrastructure PLC	311,107	9,196,323
Montauk Renewables, Inc. (a) (b)	446,383	3,513,034
Ormat Technologies, Inc. (b)	121,363	10,287,941
Sunnova Energy International, Inc. (a) (b)	256,859	4,012,138
TransAlta Corp.	366,102	3,203,392
		39,606,098
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	63,276	6,049,186
Honeywell International, Inc.	45,153	8,629,641
		14,678,827
INSURANCE — 0.3%
Allstate Corp.	3,315	367,335
Bright Health Group, Inc. (a) (b)	1,838,099	404,933
Oscar Health, Inc. Class A (a)	554,664	3,627,503
Progressive Corp.	3,457	494,558
Sun Life Financial, Inc. (b)	21,118	986,211
		5,880,540
INTERACTIVE MEDIA & SERVICES — 2.4%
Alphabet, Inc. Class C (a)	26,194	2,724,176
Baidu, Inc. ADR (a)	37,975	5,731,187
Bumble, Inc. Class A (a)	72,171	1,410,943
Hello Group, Inc. ADR	312,629	2,844,924
JOYY, Inc. ADR	51,669	1,611,039
Match Group, Inc. (a)	40,536	1,556,177
Meta Platforms, Inc. Class A (a)	57,534	12,193,756
Snap, Inc. Class A (a)	431,263	4,834,458
Sohu.com Ltd. ADR (a)	32,178	473,982
Vimeo, Inc. (a)	465,872	1,784,290
Weibo Corp. ADR (a)	124,349	2,494,441
Yandex NV Class A (a)	180,377	—
Yelp, Inc. (a)	54,018	1,658,353
Ziff Davis, Inc. (a)	18,078	1,410,988
		40,728,714
Security Description	Shares	Value
IT SERVICES — 0.6%
Akamai Technologies, Inc. (a)	15,111	$1,183,191
Cloudflare, Inc. Class A (a)	32,236	1,987,672
Edgio, Inc. (a)	619,368	489,982
Globant SA (a)	10,098	1,656,173
Shopify, Inc. Class A (a)	35,218	1,688,351
Twilio, Inc. Class A (a)	37,235	2,480,968
		9,486,337
LIFE SCIENCES TOOLS & SERVICES — 4.3%
AbCellera Biologics, Inc. (a) (b)	105,229	793,427
Agilent Technologies, Inc.	17,618	2,437,274
Azenta, Inc. (a)	24,240	1,081,589
Bionano Genomics, Inc. (a) (b)	3,361,214	3,730,947
Bio-Techne Corp.	16,861	1,250,918
Bruker Corp.	394,948	31,137,700
Charles River Laboratories International, Inc. (a)	16,600	3,350,212
Codexis, Inc. (a)	359,383	1,487,846
Danaher Corp.	17,750	4,473,710
Maravai LifeSciences Holdings, Inc. Class A (a)	135,592	1,899,644
Mettler-Toledo International, Inc. (a)	1,837	2,810,996
PerkinElmer, Inc.	18,634	2,483,167
Seer, Inc. (a)	825,592	3,186,785
Stevanato Group SpA (b)	221,305	5,731,799
Thermo Fisher Scientific, Inc.	11,039	6,362,548
		72,218,562
MACHINERY — 6.1%
3D Systems Corp. (a)	1,006,554	10,790,259
AGCO Corp.	24,087	3,256,562
Allison Transmission Holdings, Inc.	25,505	1,153,846
Barnes Group, Inc.	103,847	4,182,957
Chart Industries, Inc. (a) (b)	8,514	1,067,656
CNH Industrial NV	106,643	1,628,439
Cummins, Inc.	26,299	6,282,305
Deere & Co.	7,164	2,957,872
Desktop Metal, Inc. Class A (a) (b)	1,711,291	3,935,969
Dover Corp.	39,640	6,022,902
Energy Recovery, Inc. (a)	162,108	3,736,589
ESCO Technologies, Inc.	30,551	2,916,093
Evoqua Water Technologies Corp. (a)	80,890	4,021,851
Fortive Corp.	40,629	2,769,679
Hydrofarm Holdings Group, Inc. (a) (b)	809,910	1,401,144
Hyliion Holdings Corp. (a) (b)	428,916	849,254
Hyster-Yale Materials Handling, Inc.	91,556	4,567,729
Hyzon Motors, Inc. (a) (b)	651,561	531,087
Ideanomics, Inc. (a) (b)	7,941,855	857,720
Ingersoll Rand, Inc.	30,726	1,787,639
John Bean Technologies Corp.	43,527	4,757,066

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	26,399	$4,464,071
Lindsay Corp.	17,361	2,623,768
Lion Electric Co. (a) (b)	325,129	604,740
Luxfer Holdings PLC	33,123	559,779
Markforged Holding Corp. (a) (b)	1,443,453	1,383,983
Microvast Holdings, Inc. (a)	513,258	636,440
Mueller Water Products, Inc. Class A	167,658	2,337,152
Nikola Corp. (a) (b)	423,556	512,503
PACCAR, Inc.	30,780	2,253,096
Pentair PLC	75,391	4,166,861
Proterra, Inc. (a) (b)	730,904	1,110,974
Proto Labs, Inc. (a)	145,482	4,822,728
SPX Technologies, Inc. (a)	37,711	2,661,642
Standex International Corp.	26,220	3,210,377
Xylem, Inc.	28,430	2,976,621
		103,799,353
METALS & MINING — 0.6%
ArcelorMittal SA (b)	33,835	1,019,110
ATI, Inc. (a)	80,255	3,166,863
Carpenter Technology Corp.	83,637	3,743,592
Kaiser Aluminum Corp.	28,262	2,109,193
		10,038,758
MULTI-UTILITIES — 0.7%
Algonquin Power & Utilities Corp. (b)	744,278	6,251,935
Consolidated Edison, Inc.	59,540	5,696,192
		11,948,127
OIL, GAS & CONSUMABLE FUELS — 0.7%
BP PLC ADR	57,703	2,189,252
Enbridge, Inc.	141,701	5,405,893
Shell PLC ADR (b)	33,692	1,938,638
Suncor Energy, Inc.	55,716	1,729,982
Ultrapar Participacoes SA ADR (b)	497,605	1,358,461
		12,622,226
PASSENGER AIRLINES — 0.0% (e)
Blade Air Mobility, Inc. (a)	234,959	794,161
PHARMACEUTICALS — 1.7%
ATAI Life Sciences NV (a) (b)	344,024	622,684
Bristol-Myers Squibb Co.	17,176	1,190,469
Catalent, Inc. (a)	46,297	3,042,176
Ligand Pharmaceuticals, Inc. (a)	18,788	1,382,045
Liquidia Corp. (a) (b)	1,787,333	12,350,471
Novartis AG ADR (b)	15,067	1,386,164
Novo Nordisk AS ADR	11,766	1,872,441
Pacira BioSciences, Inc. (a)	27,248	1,111,991
Sanofi ADR	27,841	1,515,107
Zoetis, Inc.	21,221	3,532,023
		28,005,571
PROFESSIONAL SERVICES — 1.8%
ASGN, Inc. (a)	15,670	1,295,439
Security Description	Shares	Value
ExlService Holdings, Inc. (a)	5,310	$859,317
Jacobs Solutions, Inc.	32,542	3,824,010
KBR, Inc.	52,251	2,876,418
Leidos Holdings, Inc.	152,509	14,039,979
NV5 Global, Inc. (a)	13,294	1,382,177
Planet Labs PBC (a) (b)	791,459	3,110,434
Verra Mobility Corp. (a)	153,133	2,591,010
		29,978,784
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.9%
Advanced Micro Devices, Inc. (a)	32,457	3,181,111
Allegro MicroSystems, Inc. (a)	131,639	6,317,356
Ambarella, Inc. (a)	136,431	10,562,488
Analog Devices, Inc.	17,909	3,532,013
Applied Materials, Inc.	68,112	8,366,197
Broadcom, Inc.	2,733	1,753,329
Canadian Solar, Inc. (a) (b)	159,519	6,350,451
Daqo New Energy Corp. ADR (a)	112,982	5,292,077
Enphase Energy, Inc. (a)	20,949	4,405,156
First Solar, Inc. (a)	34,559	7,516,582
Himax Technologies, Inc. ADR (b)	621,772	5,055,006
indie Semiconductor, Inc. Class A (a)	119,605	1,261,833
Intel Corp.	64,658	2,112,377
JinkoSolar Holding Co. Ltd. ADR (a) (b)	127,394	6,499,642
KLA Corp.	20,191	8,059,641
Maxeon Solar Technologies Ltd. (a) (b)	272,379	7,228,939
Meta Materials, Inc. (a) (b)	4,578,957	1,866,383
Micron Technology, Inc.	38,747	2,337,994
NVE Corp.	32,972	2,736,346
NVIDIA Corp.	31,368	8,713,089
NXP Semiconductors NV	8,607	1,604,990
ON Semiconductor Corp. (a)	101,469	8,352,928
Qorvo, Inc. (a)	39,562	4,018,312
QUALCOMM, Inc.	8,218	1,048,452
Silicon Laboratories, Inc. (a)	28,419	4,975,883
SolarEdge Technologies, Inc. (a)	20,749	6,306,659
STMicroelectronics NV	138,091	7,386,488
Synaptics, Inc. (a)	22,739	2,527,440
Teradyne, Inc.	42,086	4,524,666
Texas Instruments, Inc.	4,953	921,308
Tower Semiconductor Ltd. (a)	66,520	2,825,104
Ultra Clean Holdings, Inc. (a)	115,406	3,826,863
		151,467,103
SOFTWARE — 8.4%
8x8, Inc. (a)	439,786	1,833,908
A10 Networks, Inc.	65,695	1,017,616
ACI Worldwide, Inc. (a)	59,133	1,595,408
Adobe, Inc. (a)	3,709	1,429,337

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Agilysys, Inc. (a)	13,258	$1,093,918
Alarm.com Holdings, Inc. (a)	61,840	3,109,315
Alteryx, Inc. Class A (a)	24,626	1,448,994
ANSYS, Inc. (a)	25,604	8,521,011
Asana, Inc. Class A (a) (b)	103,869	2,194,752
Aspen Technology, Inc. (a)	20,882	4,779,263
Atlassian Corp. Class A (a)	13,392	2,292,309
Autodesk, Inc. (a)	35,748	7,441,304
Bitfarms Ltd. (a) (b)	1,240,498	1,203,283
Blackbaud, Inc. (a)	13,675	947,678
BlackBerry Ltd. (a) (b)	328,173	1,496,469
Box, Inc. Class A (a)	56,415	1,511,358
C3.ai, Inc. Class A (a) (b)	244,699	8,214,545
Check Point Software Technologies Ltd. (a)	9,792	1,272,960
Cleanspark, Inc. (a) (b)	751,972	2,090,482
Crowdstrike Holdings, Inc. Class A (a)	10,388	1,425,857
CyberArk Software Ltd. (a)	9,162	1,355,793
Datadog, Inc. Class A (a)	18,863	1,370,586
Dropbox, Inc. Class A (a)	72,856	1,575,147
EngageSmart, Inc. (a)	45,101	868,194
ForgeRock, Inc. Class A (a) (b)	54,605	1,124,863
Fortinet, Inc. (a)	26,812	1,781,926
Hive Blockchain Technologies Ltd. (a) (b)	411,260	1,353,045
Hut 8 Mining Corp. (a) (b)	1,604,317	2,967,986
Latch, Inc. (a) (b)	812,852	619,475
Lightspeed Commerce, Inc. (a) (b)	61,073	927,088
Marathon Digital Holdings, Inc. (a) (b)	289,357	2,523,193
Materialise NV ADR (a) (b)	281,252	2,334,392
Microsoft Corp.	23,910	6,893,253
N-able, Inc. (a)	129,267	1,706,324
OneConnect Financial Technology Co. Ltd. ADR (a)	1	5
OneSpan, Inc. (a)	116,232	2,034,060
Oracle Corp.	12,637	1,174,230
Palo Alto Networks, Inc. (a)	8,961	1,789,870
PTC, Inc. (a)	100,404	12,874,805
Q2 Holdings, Inc. (a)	64,612	1,590,747
Qualys, Inc. (a)	11,546	1,501,211
Rapid7, Inc. (a)	43,395	1,992,264
RingCentral, Inc. Class A (a)	53,730	1,647,899
Riot Platforms, Inc. (a) (b)	444,478	4,440,335
Roper Technologies, Inc.	4,852	2,138,228
SAP SE ADR	28,749	3,638,186
SentinelOne, Inc. Class A (a)	72,953	1,193,511
Telos Corp. (a)	119,251	301,705
Tenable Holdings, Inc. (a)	35,388	1,681,284
UiPath, Inc. Class A (a)	285,329	5,010,377
Unity Software, Inc. (a)	140,706	4,564,503
Varonis Systems, Inc. (a)	80,530	2,094,585
Veritone, Inc. (a) (b)	325,621	1,898,370
VMware, Inc. Class A (a)	11,249	1,404,438
Security Description	Shares	Value
Weave Communications, Inc. (a)	159,429	$792,362
Workiva, Inc. (a)	23,407	2,397,111
Xperi, Inc. (a)	48,414	529,165
Zoom Video Communications, Inc. Class A (a)	20,240	1,494,522
Zscaler, Inc. (a)	11,362	1,327,422
		141,832,227
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a) (b)	439,487	3,423,604
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	57,947	9,555,460
Canaan, Inc. ADR (a) (b)	289,279	781,053
Eastman Kodak Co. (a)	528,310	2,166,071
HP, Inc.	119,589	3,509,937
Immersion Corp.	172,241	1,539,835
Logitech International SA (b)	37,669	2,187,062
Nano Dimension Ltd. ADR (a) (b)	5,071,712	14,657,248
Stratasys Ltd. (a)	472,054	7,803,053
Xerox Holdings Corp.	505,791	7,789,181
		49,988,900
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Fossil Group, Inc. (a)	611,882	1,958,022
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	53,179	7,558,331
Core & Main, Inc. Class A (a) (b)	93,620	2,162,622
Titan Machinery, Inc. (a)	48,882	1,488,457
		11,209,410
WATER UTILITIES — 0.1%
Consolidated Water Co. Ltd.	122,885	2,019,001
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
FingerMotion, Inc. (a) (b)	143,794	215,691
Rogers Communications, Inc. Class B (b)	44,277	2,052,682
SK Telecom Co. Ltd. ADR (b)	204,091	4,185,906
Turkcell Iletisim Hizmetleri AS ADR (b)	937,066	4,029,384
Vodafone Group PLC ADR	72,239	797,519
		11,281,182
TOTAL COMMON STOCKS (Cost $1,890,554,024)		1,692,598,631
SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	4,154,314	4,154,729

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	174,471,096	$174,471,096
TOTAL SHORT-TERM INVESTMENTS (Cost $178,625,909)		178,625,825
TOTAL INVESTMENTS — 110.2% (Cost $2,069,179,933)		1,871,224,456
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(173,445,580)
NET ASSETS — 100.0%		$1,697,778,876
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,692,597,196	$1,435	$0(a)	$1,692,598,631
Short-Term Investments	178,625,825	—	—	178,625,825
TOTAL INVESTMENTS	$1,871,223,021	$1,435	$0	$1,871,224,456
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,155,798	$1,155,682	$53,617,286	$50,618,926	$682	$5	4,154,314	$4,154,729	$54,802
State Street Navigator Securities Lending Portfolio II	142,616,689	142,616,689	454,186,917	422,332,510	—	—	174,471,096	174,471,096	6,584,409
Total		$143,772,371	$507,804,203	$472,951,436	$682	$5		$178,625,825	$6,639,211
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.6%
EHang Holdings Ltd. ADR (a) (b)	41,913	$458,109
HEICO Corp.	3,692	631,480
Huntington Ingalls Industries, Inc.	2,538	525,417
Kaman Corp.	29,340	670,712
Textron, Inc.	12,222	863,240
		3,148,958
AUTOMOBILE COMPONENTS — 14.1%
American Axle & Manufacturing Holdings, Inc. (a)	95,674	747,214
Aptiv PLC (a)	9,071	1,017,676
BorgWarner, Inc.	21,535	1,057,584
Dana, Inc.	54,441	819,337
Garrett Motion, Inc. (a)	23,543	180,339
Gentherm, Inc. (a)	12,428	750,900
Lear Corp.	6,769	944,208
Luminar Technologies, Inc. (a) (b)	124,125	805,571
Modine Manufacturing Co. (a)	29,013	668,750
Visteon Corp. (a)	6,186	970,150
		7,961,729
AUTOMOBILES — 20.2%
Cenntro Electric Group Ltd. (a) (b)	618,739	285,734
Fisker, Inc. (a) (b)	122,325	751,075
Ford Motor Co.	67,700	853,020
General Motors Co.	23,364	856,992
Honda Motor Co. Ltd. ADR	37,186	985,057
Li Auto, Inc. ADR (a)	39,259	979,512
Lordstown Motors Corp. Class A (a) (b)	624,549	414,138
Lucid Group, Inc. (a) (b)	103,003	828,144
NIO, Inc. ADR (a)	70,499	740,944
Niu Technologies ADR (a) (b)	79,479	329,043
Rivian Automotive, Inc. Class A (a) (b)	31,747	491,444
Stellantis NV	39,066	710,611
Tesla, Inc. (a)	5,095	1,057,009
Toyota Motor Corp. ADR (b)	4,187	593,256
Workhorse Group, Inc. (a) (b)	464,297	617,515
XPeng, Inc. Class A ADR (a) (b)	80,626	895,755
		11,389,249
CHEMICALS — 1.1%
Aspen Aerogels, Inc. (a) (b)	80,403	599,002
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Aurora Innovation, Inc. (a) (b)	576,490	801,321
COMMUNICATIONS EQUIPMENT — 0.8%
CalAmp Corp. (a)	123,412	443,049
ELECTRICAL EQUIPMENT — 5.2%
Ballard Power Systems, Inc. (a) (b)	162,422	904,691
Blink Charging Co. (a) (b)	67,645	585,129
Plug Power, Inc. (a) (b)	64,824	759,737
Sensata Technologies Holding PLC	13,574	678,972
		2,928,529
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.8%
Aeva Technologies, Inc. (a)	288,778	$343,646
AEye, Inc. (a)	165,938	52,237
Innoviz Technologies Ltd. (a) (b)	179,882	629,587
National Instruments Corp.	15,195	796,370
Ouster, Inc. (a) (b)	582,196	487,123
Sanmina Corp. (a)	9,301	567,268
Trimble, Inc. (a)	15,430	808,841
Vontier Corp.	46,898	1,282,191
		4,967,263
FINANCIAL SERVICES — 0.9%
ORIX Corp. ADR	5,813	477,131
GROUND TRANSPORTATION — 8.9%
Avis Budget Group, Inc. (a)	4,670	909,716
Grab Holdings Ltd. Class A (a) (b)	301,624	907,888
Hertz Global Holdings, Inc. (a)	36,542	595,269
Lyft, Inc. Class A (a)	85,925	796,525
TuSimple Holdings, Inc. Class A (a)	518,585	762,320
Uber Technologies, Inc. (a)	33,591	1,064,835
		5,036,553
INTERACTIVE MEDIA & SERVICES — 1.4%
Baidu, Inc. ADR (a)	5,188	782,973
Yandex NV Class A (a) (c)	31,237	—
		782,973
MACHINERY — 8.9%
Allison Transmission Holdings, Inc.	20,265	916,789
Cummins, Inc.	3,633	867,851
Hyliion Holdings Corp. (a) (b)	185,620	367,528
Hyster-Yale Materials Handling, Inc.	6,252	311,912
Hyzon Motors, Inc. (a) (b)	180,503	147,128
Lion Electric Co. (a) (b)	179,011	332,960
Luxfer Holdings PLC	10,071	170,200
Microvast Holdings, Inc. (a)	464,337	575,778
Nikola Corp. (a) (b)	367,975	445,250
PACCAR, Inc.	8,532	624,542
Proterra, Inc. (a) (b)	178,437	271,224
		5,031,162
METALS & MINING — 1.2%
ArcelorMittal SA (b)	22,421	675,320
PASSENGER AIRLINES — 0.3%
Blade Air Mobility, Inc. (a) (b)	53,332	180,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.4%
Allegro MicroSystems, Inc. (a)	27,887	1,338,297
Ambarella, Inc. (a)	11,625	900,008
Enphase Energy, Inc. (a)	1,858	390,700
indie Semiconductor, Inc. Class A (a)	121,316	1,279,884
Intel Corp.	20,972	685,155
NVIDIA Corp.	3,685	1,023,583
NXP Semiconductors NV	3,621	675,226

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	12,642	$1,040,689
QUALCOMM, Inc.	7,504	957,360
SolarEdge Technologies, Inc. (a)	1,911	580,849
STMicroelectronics NV	15,766	843,323
Texas Instruments, Inc.	3,422	636,526
		10,351,600
SOFTWARE — 2.6%
ANSYS, Inc. (a)	2,445	813,696
Xperi, Inc. (a)	58,658	641,132
		1,454,828
TOTAL COMMON STOCKS (Cost $100,483,630)		56,228,929
SHORT-TERM INVESTMENTS — 11.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	75,951	75,959
State Street Navigator Securities Lending Portfolio II (f) (g)	6,335,055	6,335,055
TOTAL SHORT-TERM INVESTMENTS (Cost $6,411,022)		6,411,014
TOTAL INVESTMENTS — 111.2% (Cost $106,894,652)		62,639,943
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(6,302,213)
NET ASSETS — 100.0%		$56,337,730
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$56,228,929	$—	$0(a)	$56,228,929
Short-Term Investments	6,411,014	—	—	6,411,014
TOTAL INVESTMENTS	$62,639,943	$—	$0	$62,639,943
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	85,725	$85,716	$3,061,976	$3,071,842	$115	$(6)	75,951	$75,959	$3,455
State Street Navigator Securities Lending Portfolio II	7,974,573	7,974,573	25,230,727	26,870,245	—	—	6,335,055	6,335,055	613,468
Total		$8,060,289	$28,292,703	$29,942,087	$115	$(6)		$6,411,014	$616,923
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
HEICO Corp.	194	$33,182
HEICO Corp. Class A	228	30,985
Howmet Aerospace, Inc.	2,707	114,696
L3Harris Technologies, Inc.	649	127,360
Raytheon Technologies Corp.	9,698	949,725
TransDigm Group, Inc.	210	154,780
		1,410,728
AUTOMOBILES — 2.4%
Lucid Group, Inc. (a)	10,700	86,028
Rivian Automotive, Inc. Class A (a)	2,200	34,056
Tesla, Inc. (a)	10,082	2,091,612
		2,211,696
BANKS — 1.9%
Bank of America Corp.	15,830	452,738
First Republic Bank	1,599	22,370
JPMorgan Chase & Co.	7,466	972,894
KeyCorp	4,794	60,021
M&T Bank Corp.	510	60,981
PNC Financial Services Group, Inc.	740	94,054
U.S. Bancorp	4,568	164,676
		1,827,734
BEVERAGES — 1.1%
Brown-Forman Corp. Class B	1,759	113,051
Coca-Cola Co.	10,924	677,616
Keurig Dr Pepper, Inc.	3,227	113,848
Monster Beverage Corp. (a)	2,270	122,603
		1,027,118
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	3,568	568,632
Alnylam Pharmaceuticals, Inc. (a)	572	114,583
Amgen, Inc.	951	229,904
Biogen, Inc. (a)	456	126,782
BioMarin Pharmaceutical, Inc. (a)	1,064	103,463
Exact Sciences Corp. (a)	630	42,720
Incyte Corp. (a)	791	57,166
Moderna, Inc. (a)	778	119,485
Neurocrine Biosciences, Inc. (a)	408	41,298
Regeneron Pharmaceuticals, Inc. (a)	343	281,833
Seagen, Inc. (a)	577	116,825
Vertex Pharmaceuticals, Inc. (a)	777	244,810
		2,047,501
BROADLINE RETAIL — 3.2%
Amazon.com, Inc. (a)	23,923	2,471,007
eBay, Inc.	3,925	174,152
Etsy, Inc. (a)	1,286	143,171
MercadoLibre, Inc. (a)	204	268,884
		3,057,214
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	876	60,576
Security Description	Shares	Value
Allegion PLC	2,342	$249,962
Fortune Brands Innovations, Inc.	306	17,971
Lennox International, Inc.	43	10,805
Masco Corp.	678	33,710
		373,024
CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	102	31,263
Bank of New York Mellon Corp.	3,758	170,764
BlackRock, Inc.	669	447,641
Blackstone, Inc.	1,777	156,092
Cboe Global Markets, Inc.	725	97,324
Charles Schwab Corp.	6,996	366,451
CME Group, Inc.	1,360	260,467
FactSet Research Systems, Inc.	279	115,810
Intercontinental Exchange, Inc.	2,377	247,897
KKR & Co., Inc.	1,632	85,713
MarketAxess Holdings, Inc.	350	136,952
Nasdaq, Inc.	2,199	120,219
Northern Trust Corp.	1,167	102,848
S&P Global, Inc.	2,012	693,677
SEI Investments Co.	1,780	102,439
T Rowe Price Group, Inc.	1,188	134,125
Tradeweb Markets, Inc. Class A	274	21,651
		3,291,333
CHEMICALS — 1.2%
Albemarle Corp.	272	60,123
International Flavors & Fragrances, Inc.	102	9,380
PPG Industries, Inc.	571	76,274
Sherwin-Williams Co.	4,203	944,708
		1,090,485
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	293	135,565
Copart, Inc. (a)	2,000	150,420
Rollins, Inc.	2,067	77,575
		363,560
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	7,606	397,604
Juniper Networks, Inc.	10,907	375,419
Motorola Solutions, Inc.	1,392	398,293
		1,171,316
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	164	58,230
Vulcan Materials Co.	219	37,571
		95,801
CONSUMER FINANCE — 0.6%
American Express Co.	1,837	303,013
Discover Financial Services	612	60,490
Dollar General Corp.	907	190,887
Target Corp.	112	18,551
		572,941

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	306	$23,700
ELECTRIC UTILITIES — 1.3%
Edison International	17,216	1,215,277
ELECTRICAL EQUIPMENT — 2.2%
AMETEK, Inc.	3,791	550,946
Eaton Corp. PLC	1,942	332,742
Plug Power, Inc. (a)	6,244	73,180
Rockwell Automation, Inc.	3,811	1,118,338
		2,075,206
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	1,882	153,797
Cognex Corp.	714	35,379
Corning, Inc.	29,149	1,028,377
Keysight Technologies, Inc. (a)	1,074	173,429
Trimble, Inc. (a)	2,556	133,986
		1,524,968
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	564	48,273
Liberty Media Corp.-Liberty Formula One Class C (a)	1,302	97,429
Live Nation Entertainment, Inc. (a)	676	47,320
Netflix, Inc. (a)	1,298	448,433
Take-Two Interactive Software, Inc. (a)	204	24,337
Walt Disney Co. (a)	5,317	532,391
		1,198,183
FINANCIAL SERVICES — 2.7%
Apollo Global Management, Inc.	1,790	113,056
Block, Inc. (a)	462	31,716
Equitable Holdings, Inc.	1,224	31,077
Fiserv, Inc. (a)	650	73,470
Mastercard, Inc. Class A	2,181	792,597
PayPal Holdings, Inc. (a)	3,172	240,882
Visa, Inc. Class A	5,750	1,296,395
		2,579,193
FOOD PRODUCTS — 0.8%
Darling Ingredients, Inc. (a)	2,400	140,160
Hershey Co.	2,174	553,087
McCormick & Co., Inc.	204	16,975
		710,222
GROUND TRANSPORTATION — 0.7%
Old Dominion Freight Line, Inc.	613	208,935
Uber Technologies, Inc. (a)	3,774	119,636
U-Haul Holding Co.	2,304	119,462
Union Pacific Corp.	1,103	221,990
		670,023
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Align Technology, Inc. (a)	178	59,477
Baxter International, Inc.	174	7,057
Becton Dickinson & Co.	556	137,632
Security Description	Shares	Value
Boston Scientific Corp. (a)	4,284	$214,329
Cooper Cos., Inc.	333	124,329
Dexcom, Inc. (a)	1,424	165,440
Edwards Lifesciences Corp. (a)	3,589	296,918
Hologic, Inc. (a)	1,385	111,770
IDEXX Laboratories, Inc. (a)	389	194,531
Insulet Corp. (a)	243	77,507
Intuitive Surgical, Inc. (a)	966	246,784
Masimo Corp. (a)	170	31,372
Medtronic PLC	4,649	374,802
Novocure Ltd. (a)	368	22,132
ResMed, Inc.	816	178,696
Stryker Corp.	1,205	343,991
Teleflex, Inc.	249	63,074
Zimmer Biomet Holdings, Inc.	880	113,696
		2,763,537
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Elevance Health, Inc.	688	316,349
Humana, Inc.	396	192,242
Laboratory Corp. of America Holdings	89	20,419
Quest Diagnostics, Inc.	230	32,541
UnitedHealth Group, Inc.	2,704	1,277,883
		1,839,434
HEALTH CARE REITs — 0.3%
Medical Properties Trust, Inc. REIT	11,322	93,067
Ventas, Inc. REIT	1,530	66,325
Welltower, Inc. REIT	2,040	146,248
		305,640
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	463	85,095
HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc. (a)	60	102,497
Hilton Worldwide Holdings, Inc.	238	33,527
McDonald's Corp.	3,909	1,092,995
Starbucks Corp.	3,730	388,405
Vail Resorts, Inc.	47	10,983
Yum! Brands, Inc.	1,544	203,932
		1,832,339
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	408	39,857
Garmin Ltd.	1,632	164,701
Lennar Corp. Class A	596	62,646
NVR, Inc. (a)	24	133,733
PulteGroup, Inc.	1,020	59,446
		460,383
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	828	73,203
Colgate-Palmolive Co.	2,706	203,356
Procter & Gamble Co.	436	64,829
		341,388

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	579	$60,858
Honeywell International, Inc.	10,073	1,925,152
		1,986,010
INDUSTRIAL REITs — 1.3%
Prologis, Inc. REIT	9,582	1,195,546
INSURANCE — 3.3%
Aflac, Inc.	6,851	442,026
Allstate Corp.	958	106,156
American Financial Group, Inc.	1,651	200,596
Arch Capital Group Ltd. (a)	3,386	229,808
Arthur J Gallagher & Co.	218	41,705
Brown & Brown, Inc.	2,573	147,742
Chubb Ltd.	1,854	360,010
Cincinnati Financial Corp.	1,287	144,247
Erie Indemnity Co. Class A	295	68,340
Globe Life, Inc.	638	70,193
Hartford Financial Services Group, Inc.	1,984	138,265
Markel Corp. (a)	121	154,567
Marsh & McLennan Cos., Inc.	1,969	327,937
MetLife, Inc.	2,001	115,938
Progressive Corp.	1,897	271,385
Travelers Cos., Inc.	371	63,593
W R Berkley Corp.	1,286	80,066
Willis Towers Watson PLC	574	133,386
		3,095,960
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A (a)	9,025	936,163
Alphabet, Inc. Class C (a)	13,253	1,378,312
Match Group, Inc. (a)	816	31,326
Meta Platforms, Inc. Class A (a)	6,766	1,433,986
Pinterest, Inc. Class A (a)	1,122	30,597
Snap, Inc. Class A (a)	2,142	24,012
		3,834,396
IT SERVICES — 1.6%
Accenture PLC Class A	2,331	666,223
EPAM Systems, Inc. (a)	32	9,568
International Business Machines Corp.	4,147	543,630
MongoDB, Inc. (a)	62	14,454
Okta, Inc. (a)	408	35,186
Twilio, Inc. Class A (a)	191	12,726
VeriSign, Inc. (a)	1,151	243,241
		1,525,028
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	714	38,335
LIFE SCIENCES TOOLS & SERVICES — 3.4%
Agilent Technologies, Inc.	964	133,360
Avantor, Inc. (a)	1,734	36,657
Bio-Rad Laboratories, Inc. Class A (a)	152	72,811
Bio-Techne Corp.	216	16,025
Security Description	Shares	Value
Danaher Corp.	2,930	$738,477
Illumina, Inc. (a)	537	124,879
IQVIA Holdings, Inc. (a)	100	19,889
Mettler-Toledo International, Inc. (a)	329	503,439
PerkinElmer, Inc.	1,358	180,967
Thermo Fisher Scientific, Inc.	1,335	769,454
Waters Corp. (a)	692	214,264
West Pharmaceutical Services, Inc.	1,003	347,510
		3,157,732
MACHINERY — 3.1%
Cummins, Inc.	36	8,600
Deere & Co.	250	103,220
Fortive Corp.	6,505	443,446
IDEX Corp.	643	148,552
Illinois Tool Works, Inc.	3,219	783,666
Pentair PLC	8,474	468,358
Stanley Black & Decker, Inc.	349	28,122
Xylem, Inc.	9,206	963,868
		2,947,832
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	431	154,130
Comcast Corp. Class A	7,400	280,534
Fox Corp. Class A	1,096	37,319
Fox Corp. Class B	1,065	33,345
Liberty Broadband Corp. Class C (a)	4,166	340,362
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,734	48,535
Sirius XM Holdings, Inc.	13,921	55,266
Trade Desk, Inc. Class A (a)	550	33,501
		982,992
METALS & MINING — 0.2%
Newmont Corp.	3,015	147,795
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	2,256	43,112
OFFICE REITs — 0.1%
Boston Properties, Inc. REIT	2,476	134,001
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	306	75,417
PHARMACEUTICALS — 5.2%
Bristol-Myers Squibb Co.	6,858	475,328
Catalent, Inc. (a)	871	57,233
Elanco Animal Health, Inc. (a)	3,060	28,764
Eli Lilly & Co.	3,129	1,074,561
Jazz Pharmaceuticals PLC (a)	620	90,725
Johnson & Johnson	6,449	999,595
Merck & Co., Inc.	9,016	959,212
Pfizer, Inc.	11,938	487,070
Zoetis, Inc.	4,342	722,683
		4,895,171

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	163	$36,289
Booz Allen Hamilton Holding Corp.	278	25,768
CoStar Group, Inc. (a)	1,986	136,736
Equifax, Inc.	527	106,897
Jacobs Solutions, Inc.	3,597	422,683
Leidos Holdings, Inc.	120	11,047
Paychex, Inc.	981	112,413
Robert Half International, Inc.	454	36,579
TransUnion	184	11,434
Verisk Analytics, Inc.	746	143,127
		1,042,973
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,304	167,754
Zillow Group, Inc. Class C (a)	306	13,608
		181,362
RESIDENTIAL REITs — 0.9%
AvalonBay Communities, Inc. REIT	1,822	306,205
Equity LifeStyle Properties, Inc. REIT	164	11,009
Equity Residential REIT	1,787	107,220
Essex Property Trust, Inc. REIT	1,963	410,542
Sun Communities, Inc. REIT	204	28,740
		863,716
RETAIL REITs — 0.7%
Realty Income Corp. REIT	8,694	550,504
Simon Property Group, Inc. REIT	1,135	127,086
		677,590
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
Advanced Micro Devices, Inc. (a)	1,963	192,394
Analog Devices, Inc.	3,923	773,694
Broadcom, Inc.	286	183,480
Enphase Energy, Inc. (a)	1,784	375,139
First Solar, Inc. (a)	1,580	343,650
Intel Corp.	15,131	494,330
KLA Corp.	465	185,614
Marvell Technology, Inc.	9,040	391,432
Monolithic Power Systems, Inc.	629	314,840
NVIDIA Corp.	7,946	2,207,160
QUALCOMM, Inc.	7,328	934,906
SolarEdge Technologies, Inc. (a)	1,320	401,214
Texas Instruments, Inc.	4,261	792,589
		7,590,442
SOFTWARE — 10.7%
Adobe, Inc. (a)	2,139	824,306
ANSYS, Inc. (a)	237	78,874
Autodesk, Inc. (a)	647	134,680
DocuSign, Inc. (a)	376	21,921
Fortinet, Inc. (a)	1,764	117,235
HubSpot, Inc. (a)	48	20,580
Intuit, Inc.	2,269	1,011,588
Microsoft Corp.	21,460	6,186,918
Security Description	Shares	Value
Oracle Corp.	456	$42,372
Palo Alto Networks, Inc. (a)	120	23,969
Paycom Software, Inc. (a)	67	20,369
Roper Technologies, Inc.	383	168,784
Salesforce, Inc. (a)	2,726	544,600
ServiceNow, Inc. (a)	1,229	571,141
Synopsys, Inc. (a)	529	204,326
Tyler Technologies, Inc. (a)	115	40,784
Workday, Inc. Class A (a)	423	87,366
Zoom Video Communications, Inc. Class A (a)	161	11,888
		10,111,701
SPECIALIZED REITs — 2.9%
American Tower Corp. REIT	1,678	342,883
Crown Castle, Inc. REIT	2,166	289,897
Digital Realty Trust, Inc. REIT	9,334	917,626
Equinix, Inc. REIT	509	367,009
Extra Space Storage, Inc. REIT	844	137,513
Public Storage REIT	1,268	383,113
Weyerhaeuser Co. REIT	8,944	269,483
		2,707,524
SPECIALTY RETAIL — 2.4%
Burlington Stores, Inc. (a)	306	61,843
Home Depot, Inc.	3,034	895,394
Lowe's Cos., Inc.	2,072	414,338
O'Reilly Automotive, Inc. (a)	324	275,069
Ross Stores, Inc.	1,376	146,035
TJX Cos., Inc.	4,475	350,661
Ulta Beauty, Inc. (a)	243	132,598
		2,275,938
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.3%
Apple, Inc.	47,145	7,774,210
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	409	148,954
NIKE, Inc. Class B	1,324	162,375
VF Corp.	1,118	25,613
		336,942
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	3,867	208,586
W.W. Grainger, Inc.	53	36,507
		245,093
TOTAL COMMON STOCKS (Cost $99,979,016)		94,031,857

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d) (Cost $194,799)	194,758	$194,777
TOTAL INVESTMENTS — 100.1% (Cost $100,173,815)		94,226,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(82,277)
NET ASSETS — 100.0%		$94,144,357

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$94,031,857	$—	$—	$94,031,857
Short-Term Investment	194,777	—	—	194,777
TOTAL INVESTMENTS	$94,226,634	$—	$—	$94,226,634

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	221,509	$221,487	$2,397,985	$2,424,734	$46	$(7)	194,758	$194,777	$2,850
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Boeing Co. (a)	2,078	$441,430
General Dynamics Corp.	2,650	604,756
HEICO Corp.	270	46,181
HEICO Corp. Class A	486	66,047
Howmet Aerospace, Inc.	3,183	134,864
Huntington Ingalls Industries, Inc.	685	141,809
L3Harris Technologies, Inc.	2,100	412,104
Lockheed Martin Corp.	10,820	5,114,939
Northrop Grumman Corp.	6,086	2,810,028
Raytheon Technologies Corp.	14,937	1,462,780
Textron, Inc.	3,610	254,974
TransDigm Group, Inc.	179	131,932
		11,621,844
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	26,389	2,622,275
Expeditors International of Washington, Inc.	35,677	3,928,751
FedEx Corp.	6,114	1,396,988
United Parcel Service, Inc. Class B	30,102	5,839,487
		13,787,501
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	2,613	293,152
BorgWarner, Inc.	5,496	269,909
Lear Corp.	1,546	215,652
		778,713
AUTOMOBILES — 0.5%
Ford Motor Co.	148,847	1,875,472
General Motors Co.	61,961	2,272,730
Lucid Group, Inc. (a) (b)	434	3,489
Rivian Automotive, Inc. Class A (a) (b)	1,509	23,359
Tesla, Inc. (a)	3,523	730,882
		4,905,932
BANKS — 3.1%
Bank of America Corp.	170,070	4,864,002
Citigroup, Inc.	103,684	4,861,743
Citizens Financial Group, Inc.	13,169	399,943
Fifth Third Bancorp	16,547	440,812
First Citizens BancShares, Inc. Class A	261	253,979
First Horizon Corp.	104,279	1,854,081
First Republic Bank (b)	2,783	38,934
Huntington Bancshares, Inc.	29,217	327,230
JPMorgan Chase & Co.	62,201	8,105,412
KeyCorp	20,538	257,136
M&T Bank Corp.	3,330	398,168
PNC Financial Services Group, Inc.	9,020	1,146,442
Regions Financial Corp.	19,210	356,538
Truist Financial Corp.	36,861	1,256,960
U.S. Bancorp	30,389	1,095,523
Webster Financial Corp.	3,136	123,621
Security Description	Shares	Value
Wells Fargo & Co.	95,663	$3,575,883
		29,356,407
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	9,639	619,499
Coca-Cola Co.	125,080	7,758,712
Constellation Brands, Inc. Class A	808	182,519
Keurig Dr Pepper, Inc.	78,388	2,765,529
Molson Coors Beverage Co. Class B	6,638	343,052
Monster Beverage Corp. (a)	24,546	1,325,729
PepsiCo, Inc.	33,201	6,052,542
		19,047,582
BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	32,719	5,214,427
Alnylam Pharmaceuticals, Inc. (a)	57	11,418
Amgen, Inc.	11,009	2,661,426
Biogen, Inc. (a)	1,840	511,575
BioMarin Pharmaceutical, Inc. (a)	14,157	1,376,627
Exact Sciences Corp. (a)	425	28,819
Gilead Sciences, Inc.	64,500	5,351,565
Horizon Therapeutics PLC (a)	22,961	2,505,964
Incyte Corp. (a)	19,141	1,383,320
Moderna, Inc. (a)	2,885	443,078
Neurocrine Biosciences, Inc. (a)	6,898	698,216
Regeneron Pharmaceuticals, Inc. (a)	7,084	5,820,710
Seagen, Inc. (a)	9,685	1,960,922
United Therapeutics Corp. (a)	365	81,745
Vertex Pharmaceuticals, Inc. (a)	13,110	4,130,568
		32,180,380
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	61,319	6,333,640
eBay, Inc.	10,029	444,987
Etsy, Inc. (a)	567	63,124
MercadoLibre, Inc. (a)	53	69,857
		6,911,608
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	5,454	377,144
Allegion PLC	3,599	384,121
Carlisle Cos., Inc.	346	78,220
Carrier Global Corp.	8,139	372,359
Fortune Brands Innovations, Inc.	5,363	314,969
Johnson Controls International PLC	6,651	400,523
Lennox International, Inc.	238	59,805
Masco Corp.	2,215	110,130
Owens Corning	1,514	145,041
Trane Technologies PLC	7,472	1,374,699
		3,617,011
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	5,168	1,583,992
Ares Management Corp. Class A	517	43,138
Bank of New York Mellon Corp.	17,309	786,521
BlackRock, Inc.	5,167	3,457,343

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Blackstone, Inc.	22,442	$1,971,305
Carlyle Group, Inc.	3,627	112,655
Cboe Global Markets, Inc.	19,390	2,602,914
Charles Schwab Corp.	7,943	416,054
CME Group, Inc.	10,544	2,019,387
Coinbase Global, Inc. Class A (a)	4,617	311,971
FactSet Research Systems, Inc.	133	55,207
Franklin Resources, Inc.	6,504	175,218
Goldman Sachs Group, Inc.	6,808	2,226,965
Intercontinental Exchange, Inc.	21,837	2,277,381
Invesco Ltd.	10,329	169,396
KKR & Co., Inc.	5,217	273,997
LPL Financial Holdings, Inc.	606	122,654
MarketAxess Holdings, Inc.	2,598	1,016,571
Moody's Corp.	5,650	1,729,013
Morgan Stanley	19,655	1,725,709
MSCI, Inc.	179	100,184
Nasdaq, Inc.	2,745	150,069
Northern Trust Corp.	2,603	229,402
Raymond James Financial, Inc.	1,717	160,145
S&P Global, Inc.	1,810	624,034
SEI Investments Co.	5,413	311,518
State Street Corp. (c)	7,221	546,557
T Rowe Price Group, Inc.	9,584	1,082,034
Tradeweb Markets, Inc. Class A	10,436	824,653
		27,105,987
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	4,780	1,372,864
Albemarle Corp.	619	136,824
Celanese Corp.	5,071	552,181
CF Industries Holdings, Inc.	23,629	1,712,866
Corteva, Inc.	31,363	1,891,503
Dow, Inc.	15,843	868,513
DuPont de Nemours, Inc.	7,753	556,433
Eastman Chemical Co.	2,265	191,030
Ecolab, Inc.	1,710	283,056
FMC Corp.	1,145	139,839
International Flavors & Fragrances, Inc.	2,856	262,638
Linde PLC	3,696	1,313,706
LyondellBasell Industries NV Class A	13,885	1,303,663
Mosaic Co.	5,599	256,882
PPG Industries, Inc.	2,299	307,100
RPM International, Inc.	1,035	90,293
Sherwin-Williams Co.	4,798	1,078,447
Westlake Corp.	545	63,209
		12,381,047
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	3,192	1,476,875
Copart, Inc. (a)	14,912	1,121,531
Republic Services, Inc.	36,307	4,909,433
Rollins, Inc.	35,451	1,330,476
Waste Connections, Inc.	34,192	4,755,081
Security Description	Shares	Value
Waste Management, Inc.	31,005	$5,059,086
		18,652,482
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	7,753	1,301,418
Cisco Systems, Inc.	255,648	13,363,999
F5, Inc. (a)	478	69,640
Juniper Networks, Inc.	15,411	530,447
Motorola Solutions, Inc.	15,625	4,470,781
		19,736,285
CONSTRUCTION & ENGINEERING — 0.0% (d)
AECOM	1,728	145,705
Quanta Services, Inc.	1,388	231,296
		377,001
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	498	176,820
Vulcan Materials Co.	906	155,433
		332,253
CONSUMER FINANCE — 3.3%
Ally Financial, Inc.	14,919	380,285
American Express Co.	5,884	970,566
Capital One Financial Corp.	14,241	1,369,415
Costco Wholesale Corp.	16,015	7,957,373
Discover Financial Services	4,732	467,711
Dollar General Corp.	14,113	2,970,222
Dollar Tree, Inc. (a)	2,184	313,513
Kroger Co.	83,693	4,131,923
Synchrony Financial	15,240	443,179
Sysco Corp.	5,524	426,619
Target Corp.	25,584	4,237,478
Walgreens Boots Alliance, Inc.	28,449	983,766
Walmart, Inc.	47,480	7,000,926
		31,652,976
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	143,565	1,633,770
Avery Dennison Corp.	2,833	506,909
Ball Corp.	3,721	205,065
Crown Holdings, Inc.	1,648	136,306
International Paper Co.	17,620	635,377
Packaging Corp. of America	4,093	568,231
Sealed Air Corp.	1,541	70,747
Westrock Co.	8,590	261,737
		4,018,142
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,159	193,912
LKQ Corp.	3,941	223,691
Pool Corp.	1,591	544,822
		962,425
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	1,492	115,555
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	315,019	6,064,116

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Liberty Global PLC Class A (a)	5,424	$105,768
Liberty Global PLC Class C (a)	20,716	422,192
Verizon Communications, Inc.	224,600	8,734,694
		15,326,770
ELECTRIC UTILITIES — 2.4%
Alliant Energy Corp.	8,343	445,516
American Electric Power Co., Inc.	21,575	1,963,109
Constellation Energy Corp.	3,838	301,283
Duke Energy Corp.	58,742	5,666,841
Edison International	7,295	514,954
Entergy Corp.	3,110	335,072
Evergy, Inc.	6,428	392,879
Eversource Energy	12,978	1,015,658
Exelon Corp.	22,672	949,730
FirstEnergy Corp.	7,693	308,182
NextEra Energy, Inc.	27,667	2,132,572
NRG Energy, Inc.	11,970	410,451
PG&E Corp. (a)	27,253	440,681
PPL Corp.	10,104	280,790
Southern Co.	60,806	4,230,882
Xcel Energy, Inc.	50,481	3,404,439
		22,793,039
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,573	228,604
Eaton Corp. PLC	2,742	469,814
Emerson Electric Co.	20,721	1,805,628
Generac Holdings, Inc. (a)	2,188	236,326
Hubbell, Inc.	315	76,643
Plug Power, Inc. (a) (b)	2,146	25,151
Rockwell Automation, Inc.	778	228,304
Sensata Technologies Holding PLC	1,775	88,786
		3,159,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	50,190	4,101,527
Arrow Electronics, Inc. (a)	9,619	1,201,124
CDW Corp.	1,165	227,047
Cognex Corp.	6,050	299,777
Corning, Inc.	9,549	336,889
Keysight Technologies, Inc. (a)	19,647	3,172,597
TE Connectivity Ltd.	2,885	378,368
Teledyne Technologies, Inc. (a)	385	172,234
Trimble, Inc. (a)	1,326	69,509
Zebra Technologies Corp. Class A (a)	449	142,782
		10,101,854
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	14,427	416,363
Halliburton Co.	4,965	157,093
Schlumberger NV	6,582	323,176
		896,632
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	47,606	4,074,597
Security Description	Shares	Value
Electronic Arts, Inc.	21,767	$2,621,835
Liberty Media Corp.-Liberty Formula One Class C (a)	1,265	94,660
Live Nation Entertainment, Inc. (a)	428	29,960
Netflix, Inc. (a)	3,472	1,199,507
ROBLOX Corp. Class A (a)	261	11,740
Roku, Inc. (a)	450	29,619
Take-Two Interactive Software, Inc. (a)	1,515	180,739
Walt Disney Co. (a)	18,715	1,873,933
Warner Bros Discovery, Inc. (a)	56,401	851,655
		10,968,245
FINANCIAL SERVICES — 5.1%
Apollo Global Management, Inc.	4,356	275,125
Berkshire Hathaway, Inc. Class B (a)	38,164	11,783,898
Block, Inc. (a)	3,037	208,490
Equitable Holdings, Inc.	15,776	400,553
Fidelity National Information Services, Inc.	12,087	656,687
Fiserv, Inc. (a)	18,089	2,044,600
FleetCor Technologies, Inc. (a)	555	117,022
Global Payments, Inc.	4,040	425,170
Jack Henry & Associates, Inc.	15,252	2,298,781
Mastercard, Inc. Class A	38,654	14,047,250
PayPal Holdings, Inc. (a)	6,825	518,290
Toast, Inc. Class A (a)	225	3,994
Visa, Inc. Class A	72,499	16,345,624
		49,125,484
FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	9,430	751,194
Bunge Ltd.	4,354	415,894
Campbell Soup Co.	13,758	756,415
Conagra Brands, Inc.	7,669	288,048
Darling Ingredients, Inc. (a)	1,424	83,162
General Mills, Inc.	44,230	3,779,896
Hershey Co.	21,456	5,458,621
Hormel Foods Corp.	48,873	1,949,055
J.M. Smucker Co.	7,890	1,241,649
Kellogg Co.	46,520	3,114,979
Kraft Heinz Co.	12,935	500,196
Lamb Weston Holdings, Inc.	712	74,418
McCormick & Co., Inc.	1,626	135,300
Mondelez International, Inc. Class A	39,545	2,757,077
Tyson Foods, Inc. Class A	16,428	974,509
		22,280,413
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	1,372	154,158
UGI Corp.	4,333	150,615
		304,773
GROUND TRANSPORTATION — 1.2%
CSX Corp.	16,480	493,411
J.B. Hunt Transport Services, Inc.	3,233	567,262

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	5,459	$308,870
Norfolk Southern Corp.	4,882	1,034,984
Old Dominion Freight Line, Inc.	11,664	3,975,558
Uber Technologies, Inc. (a)	3,699	117,258
U-Haul Holding Co.	15,238	790,091
Union Pacific Corp.	20,487	4,123,214
		11,410,648
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	21,653	2,192,583
Align Technology, Inc. (a)	683	228,218
Baxter International, Inc.	12,706	515,355
Becton Dickinson & Co.	12,038	2,979,886
Boston Scientific Corp. (a)	8,403	420,402
Contra Abiomed, Inc. (a)	36	37
Cooper Cos., Inc.	643	240,070
DENTSPLY SIRONA, Inc.	2,680	105,270
Dexcom, Inc. (a)	511	59,368
Edwards Lifesciences Corp. (a)	20,519	1,697,537
GE HealthCare Technologies, Inc. (a)	4,005	328,530
Hologic, Inc. (a)	11,900	960,330
IDEXX Laboratories, Inc. (a)	3,375	1,687,770
Insulet Corp. (a)	33	10,526
Intuitive Surgical, Inc. (a)	9,761	2,493,643
Masimo Corp. (a)	1,691	312,057
Medtronic PLC	20,508	1,653,355
Novocure Ltd. (a) (b)	26	1,564
ResMed, Inc.	4,407	965,089
STERIS PLC	631	120,698
Stryker Corp.	1,937	552,955
Teleflex, Inc.	292	73,967
Zimmer Biomet Holdings, Inc.	2,477	320,028
		17,919,238
HEALTH CARE PROVIDERS & SERVICES — 4.0%
AmerisourceBergen Corp.	9,494	1,520,084
Cardinal Health, Inc.	13,601	1,026,875
Centene Corp. (a)	12,666	800,618
Cigna Group	6,004	1,534,202
CVS Health Corp.	33,252	2,470,956
DaVita, Inc. (a)	1,313	106,497
Elevance Health, Inc.	4,882	2,244,792
HCA Healthcare, Inc.	2,767	729,603
Henry Schein, Inc. (a)	5,351	436,321
Humana, Inc.	3,630	1,762,220
Laboratory Corp. of America Holdings	5,235	1,201,014
McKesson Corp.	7,519	2,677,140
Molina Healthcare, Inc. (a)	3,054	816,914
Quest Diagnostics, Inc.	8,672	1,226,915
UnitedHealth Group, Inc.	40,510	19,144,621
Universal Health Services, Inc. Class B	1,985	252,294
		37,951,066
Security Description	Shares	Value
HEALTH CARE REITs — 0.1%
Healthcare Realty Trust, Inc. REIT	4,717	$91,180
Healthpeak Properties, Inc. REIT	4,561	100,205
Medical Properties Trust, Inc. REIT	8,696	71,481
Ventas, Inc. REIT	4,324	187,445
Welltower, Inc. REIT	3,488	250,055
		700,366
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,141	761,074
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	4,298	70,874
HOTELS, RESTAURANTS & LEISURE — 0.9%
Airbnb, Inc. Class A (a)	243	30,229
Aramark	3,554	127,233
Booking Holdings, Inc. (a)	170	450,910
Caesars Entertainment, Inc. (a)	1,633	79,707
Carnival Corp. (a) (b)	7,032	71,375
Chipotle Mexican Grill, Inc. (a)	79	134,955
Darden Restaurants, Inc.	1,143	177,348
Domino's Pizza, Inc.	3,816	1,258,784
DoorDash, Inc. Class A (a)	497	31,589
Expedia Group, Inc. (a)	608	58,994
Hilton Worldwide Holdings, Inc.	524	73,816
Las Vegas Sands Corp. (a)	1,246	71,583
Marriott International, Inc. Class A	701	116,394
McDonald's Corp.	18,486	5,168,870
MGM Resorts International	3,045	135,259
Royal Caribbean Cruises Ltd. (a)	1,564	102,129
Starbucks Corp.	4,600	478,998
Vail Resorts, Inc.	226	52,812
Wynn Resorts Ltd. (a)	427	47,785
Yum! Brands, Inc.	1,663	219,649
		8,888,419
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	15,592	1,523,182
Garmin Ltd.	13,188	1,330,933
Lennar Corp. Class A	6,176	649,159
Mohawk Industries, Inc. (a)	1,817	182,100
Newell Brands, Inc.	11,052	137,487
NVR, Inc. (a)	142	791,251
PulteGroup, Inc.	13,419	782,059
Whirlpool Corp.	2,040	269,321
		5,665,492
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	21,342	1,886,846
Clorox Co.	831	131,498
Colgate-Palmolive Co.	17,960	1,349,694
Kimberly-Clark Corp.	9,469	1,270,929
Procter & Gamble Co.	41,877	6,226,691
		10,865,658
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	7,931	190,978

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Vistra Corp.	7,693	$184,632
		375,610
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	28,564	3,002,362
General Electric Co.	12,017	1,148,825
Honeywell International, Inc.	26,686	5,100,229
		9,251,416
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	7,366	919,056
INSURANCE — 3.3%
Aflac, Inc.	24,863	1,604,161
Allstate Corp.	7,137	790,851
American Financial Group, Inc.	12,349	1,500,404
American International Group, Inc.	20,759	1,045,423
Aon PLC Class A	6,036	1,903,091
Arch Capital Group Ltd. (a)	5,386	365,548
Arthur J Gallagher & Co.	17,252	3,300,480
Assurant, Inc.	10,548	1,266,498
Brown & Brown, Inc.	1,591	91,355
Chubb Ltd.	8,042	1,561,596
Cincinnati Financial Corp.	2,678	300,150
Erie Indemnity Co. Class A	5,018	1,162,470
Everest Re Group Ltd.	872	312,194
Fidelity National Financial, Inc.	14,137	493,805
Globe Life, Inc.	1,505	165,580
Hartford Financial Services Group, Inc.	10,142	706,796
Loews Corp.	5,254	304,837
Markel Corp. (a)	258	329,572
Marsh & McLennan Cos., Inc.	21,349	3,555,676
MetLife, Inc.	13,848	802,353
Principal Financial Group, Inc.	10,584	786,603
Progressive Corp.	31,976	4,574,487
Prudential Financial, Inc.	8,233	681,198
Travelers Cos., Inc.	16,698	2,862,204
W R Berkley Corp.	2,105	131,057
Willis Towers Watson PLC	5,709	1,326,657
		31,925,046
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (a)	119,043	12,348,331
Alphabet, Inc. Class C (a)	143,196	14,892,384
Match Group, Inc. (a)	838	32,171
Meta Platforms, Inc. Class A (a)	103,975	22,036,462
Pinterest, Inc. Class A (a)	1,186	32,342
Snap, Inc. Class A (a)	449	5,033
ZoomInfo Technologies, Inc. (a)	547	13,516
		49,360,239
IT SERVICES — 2.3%
Accenture PLC Class A	37,320	10,666,429
Akamai Technologies, Inc. (a)	18,070	1,414,881
Cloudflare, Inc. Class A (a)	104	6,413
Cognizant Technology Solutions Corp. Class A	38,688	2,357,260
Security Description	Shares	Value
EPAM Systems, Inc. (a)	1,742	$520,858
Gartner, Inc. (a)	1,760	573,355
GoDaddy, Inc. Class A (a)	522	40,570
International Business Machines Corp.	33,759	4,425,467
MongoDB, Inc. (a)	5	1,166
Okta, Inc. (a)	709	61,144
Snowflake, Inc. Class A (a)	256	39,498
Twilio, Inc. Class A (a)	1,902	126,730
VeriSign, Inc. (a)	8,303	1,754,673
		21,988,444
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	1,338	71,837
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,709	1,343,143
Avantor, Inc. (a)	5,170	109,294
Bio-Rad Laboratories, Inc. Class A (a)	743	355,912
Bio-Techne Corp.	412	30,566
Charles River Laboratories International, Inc. (a)	315	63,573
Danaher Corp.	15,900	4,007,436
Illumina, Inc. (a)	691	160,692
IQVIA Holdings, Inc. (a)	1,057	210,227
Mettler-Toledo International, Inc. (a)	69	105,584
PerkinElmer, Inc.	1,029	137,125
Repligen Corp. (a)	135	22,729
Thermo Fisher Scientific, Inc.	3,659	2,108,938
Waters Corp. (a)	270	83,600
West Pharmaceutical Services, Inc.	3,983	1,379,990
		10,118,809
MACHINERY — 1.1%
Caterpillar, Inc.	4,024	920,852
Cummins, Inc.	5,399	1,289,713
Deere & Co.	1,896	782,820
Dover Corp.	1,250	189,925
Fortive Corp.	2,322	158,291
Graco, Inc.	881	64,322
IDEX Corp.	2,417	558,399
Illinois Tool Works, Inc.	13,628	3,317,736
Ingersoll Rand, Inc.	3,476	202,234
Nordson Corp.	1,718	381,843
Otis Worldwide Corp.	5,200	438,880
PACCAR, Inc.	6,256	457,939
Parker-Hannifin Corp.	1,156	388,543
Pentair PLC	6,119	338,197
Snap-on, Inc.	2,046	505,137
Stanley Black & Decker, Inc.	4,110	331,184
Toro Co.	573	63,695
Westinghouse Air Brake Technologies Corp.	2,250	227,385
Xylem, Inc.	1,338	140,089
		10,757,184

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.9%
Charter Communications, Inc. Class A (a)	2,813	$1,005,957
Comcast Corp. Class A	119,368	4,525,241
DISH Network Corp. Class A (a)	13,115	122,363
Fox Corp. Class A	5,750	195,787
Fox Corp. Class B	8,857	277,313
Interpublic Group of Cos., Inc.	5,709	212,603
Liberty Broadband Corp. Class C (a)	10,323	843,389
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,166	32,753
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,170	60,738
News Corp. Class A	5,918	102,204
Omnicom Group, Inc.	8,371	789,720
Paramount Global Class B	30,718	685,319
Sirius XM Holdings, Inc. (b)	7,618	30,243
Trade Desk, Inc. Class A (a)	427	26,009
		8,909,639
METALS & MINING — 0.8%
Alcoa Corp.	3,186	135,596
Cleveland-Cliffs, Inc. (a)	35,642	653,318
Freeport-McMoRan, Inc.	10,010	409,509
Newmont Corp.	80,405	3,941,453
Nucor Corp.	11,355	1,754,007
Reliance Steel & Aluminum Co.	1,016	260,848
Steel Dynamics, Inc.	7,945	898,262
		8,052,993
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Annaly Capital Management, Inc. REIT	4,709	89,989
MULTI-UTILITIES — 1.3%
Ameren Corp.	12,542	1,083,503
CenterPoint Energy, Inc.	5,907	174,020
CMS Energy Corp.	14,027	860,977
Consolidated Edison, Inc.	39,925	3,819,625
Dominion Energy, Inc.	26,130	1,460,928
DTE Energy Co.	8,718	954,970
NiSource, Inc.	5,746	160,658
Public Service Enterprise Group, Inc.	6,270	391,562
Sempra Energy	3,205	484,468
WEC Energy Group, Inc.	32,301	3,061,812
		12,452,523
OFFICE REITs — 0.0% (d)
Alexandria Real Estate Equities, Inc. REIT	1,468	184,366
Boston Properties, Inc. REIT	1,603	86,754
		271,120
OIL, GAS & CONSUMABLE FUELS — 1.7%
APA Corp.	824	29,713
Cheniere Energy, Inc.	7,996	1,260,170
Security Description	Shares	Value
Chesapeake Energy Corp.	2,968	$225,687
Chevron Corp.	16,546	2,699,645
ConocoPhillips	8,964	889,319
Coterra Energy, Inc.	9,010	221,105
Devon Energy Corp.	2,966	150,109
Diamondback Energy, Inc.	1,137	153,688
EOG Resources, Inc.	4,355	499,214
EQT Corp.	2,898	92,475
Exxon Mobil Corp.	38,267	4,196,359
Hess Corp.	1,175	155,500
HF Sinclair Corp.	2,472	119,595
Kinder Morgan, Inc.	25,457	445,752
Marathon Oil Corp.	7,362	176,394
Marathon Petroleum Corp.	9,838	1,326,458
Occidental Petroleum Corp.	5,453	340,431
ONEOK, Inc.	3,736	237,385
Ovintiv, Inc.	1,576	56,862
Phillips 66	8,166	827,869
Pioneer Natural Resources Co.	1,866	381,112
Targa Resources Corp.	1,180	86,081
Texas Pacific Land Corp.	230	391,235
Valero Energy Corp.	6,679	932,388
Williams Cos., Inc.	21,836	652,023
		16,546,569
PASSENGER AIRLINES — 0.0% (d)
Delta Air Lines, Inc. (a)	1,730	60,412
Southwest Airlines Co.	1,182	38,462
		98,874
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,735	1,906,368
PHARMACEUTICALS — 7.2%
Bristol-Myers Squibb Co.	57,303	3,971,671
Catalent, Inc. (a)	2,392	157,178
Elanco Animal Health, Inc. (a)	7,660	72,004
Eli Lilly & Co.	42,589	14,625,914
Jazz Pharmaceuticals PLC (a)	563	82,384
Johnson & Johnson	121,658	18,856,990
Merck & Co., Inc.	140,183	14,914,069
Pfizer, Inc.	278,620	11,367,696
Royalty Pharma PLC Class A	2,568	92,525
Viatris, Inc.	43,358	417,104
Zoetis, Inc.	22,335	3,717,438
		68,274,973
PROFESSIONAL SERVICES — 1.9%
Automatic Data Processing, Inc.	28,329	6,306,885
Booz Allen Hamilton Holding Corp.	11,431	1,059,539
Broadridge Financial Solutions, Inc.	16,039	2,350,836
Clarivate PLC (a) (b)	2,320	21,785
CoStar Group, Inc. (a)	1,618	111,399
Equifax, Inc.	603	122,313
Jacobs Solutions, Inc.	1,594	187,311
Leidos Holdings, Inc.	1,648	151,715
Paychex, Inc.	49,301	5,649,402
Robert Half International, Inc.	4,634	373,361

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	2,392	$135,076
TransUnion	1,161	72,145
Verisk Analytics, Inc.	10,617	2,036,978
		18,578,745
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	4,517	328,883
Zillow Group, Inc. Class C (a)	1,306	58,078
		386,961
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	1,847	58,088
AvalonBay Communities, Inc. REIT	1,001	168,228
Camden Property Trust REIT	530	55,565
Equity LifeStyle Properties, Inc. REIT	650	43,635
Equity Residential REIT	3,116	186,960
Essex Property Trust, Inc. REIT	482	100,805
Invitation Homes, Inc. REIT	3,486	108,868
Mid-America Apartment Communities, Inc. REIT	692	104,520
Sun Communities, Inc. REIT	577	81,288
UDR, Inc. REIT	1,452	59,619
		967,576
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	7,276	142,100
Realty Income Corp. REIT	4,196	265,691
Regency Centers Corp. REIT	1,443	88,283
Simon Property Group, Inc. REIT	2,379	266,376
		762,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Advanced Micro Devices, Inc. (a)	9,639	944,718
Analog Devices, Inc.	3,167	624,596
Applied Materials, Inc.	35,997	4,421,512
Broadcom, Inc.	14,545	9,331,199
Enphase Energy, Inc. (a)	122	25,654
Entegris, Inc.	652	53,471
First Solar, Inc. (a)	539	117,232
Intel Corp.	229,353	7,492,963
KLA Corp.	730	291,394
Lam Research Corp.	6,042	3,202,985
Marvell Technology, Inc.	2,892	125,224
Microchip Technology, Inc.	2,562	214,644
Micron Technology, Inc.	22,690	1,369,115
Monolithic Power Systems, Inc.	1,322	661,714
NVIDIA Corp.	78,159	21,710,225
NXP Semiconductors NV	1,314	245,028
ON Semiconductor Corp. (a)	2,713	223,334
Qorvo, Inc. (a)	1,157	117,516
QUALCOMM, Inc.	45,060	5,748,755
Skyworks Solutions, Inc.	6,517	768,876
SolarEdge Technologies, Inc. (a)	151	45,896
Teradyne, Inc.	6,629	712,684
Texas Instruments, Inc.	64,677	12,030,569
Security Description	Shares	Value
Wolfspeed, Inc. (a) (b)	255	$16,562
		70,495,866
SOFTWARE — 5.8%
Adobe, Inc. (a)	16,073	6,194,052
ANSYS, Inc. (a)	301	100,173
Aspen Technology, Inc. (a)	233	53,327
Autodesk, Inc. (a)	515	107,202
Bentley Systems, Inc. Class B	519	22,312
Bills Holdings, Inc. (a) (b)	246	19,961
Black Knight, Inc. (a)	16,284	937,307
Cadence Design Systems, Inc. (a)	9,181	1,928,836
Ceridian HCM Holding, Inc. (a)	300	21,966
Crowdstrike Holdings, Inc. Class A (a)	35	4,804
Datadog, Inc. Class A (a)	44	3,197
DocuSign, Inc. (a)	40	2,332
Dropbox, Inc. Class A (a)	1,068	23,090
Dynatrace, Inc. (a)	113	4,780
Fair Isaac Corp. (a)	78	54,810
Fortinet, Inc. (a)	970	64,466
Gen Digital, Inc.	108,433	1,860,710
HubSpot, Inc. (a)	23	9,861
Intuit, Inc.	974	434,239
Microsoft Corp.	111,968	32,280,374
Oracle Corp.	57,021	5,298,391
Palantir Technologies, Inc. Class A (a)	2,437	20,593
Palo Alto Networks, Inc. (a)	165	32,957
Paycom Software, Inc. (a)	1,591	483,680
Paylocity Holding Corp. (a)	1,135	225,615
PTC, Inc. (a)	290	37,187
Roper Technologies, Inc.	5,239	2,308,775
Salesforce, Inc. (a)	5,436	1,086,004
ServiceNow, Inc. (a)	219	101,774
Splunk, Inc. (a)	183	17,546
Synopsys, Inc. (a)	499	192,739
Tyler Technologies, Inc. (a)	145	51,423
Unity Software, Inc. (a)	385	12,489
VMware, Inc. Class A (a)	13,318	1,662,752
Workday, Inc. Class A (a)	344	71,050
Zoom Video Communications, Inc. Class A (a)	1,126	83,144
Zscaler, Inc. (a)	29	3,388
		55,817,306
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	1,764	360,456
Crown Castle, Inc. REIT	1,826	244,392
Digital Realty Trust, Inc. REIT	2,360	232,012
Equinix, Inc. REIT	303	218,475
Extra Space Storage, Inc. REIT	3,313	539,787
Gaming & Leisure Properties, Inc. REIT	1,788	93,083
Iron Mountain, Inc. REIT	2,465	130,423
Public Storage REIT	16,364	4,944,219
SBA Communications Corp. REIT	184	48,037

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
VICI Properties, Inc. REIT	13,338	$435,086
Weyerhaeuser Co. REIT	8,327	250,892
		7,496,862
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	815	99,112
AutoZone, Inc. (a)	1,296	3,185,763
Bath & Body Works, Inc.	3,271	119,653
Best Buy Co., Inc.	13,056	1,021,893
Burlington Stores, Inc. (a)	521	105,294
CarMax, Inc. (a)	4,200	269,976
Chewy, Inc. Class A (a) (b)	43	1,607
Home Depot, Inc.	63,883	18,853,151
Lowe's Cos., Inc.	8,058	1,611,358
O'Reilly Automotive, Inc. (a)	2,383	2,023,119
Ross Stores, Inc.	2,746	291,433
TJX Cos., Inc.	6,727	527,128
Tractor Supply Co.	4,009	942,276
Ulta Beauty, Inc. (a)	1,836	1,001,850
		30,053,613
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	178,348	29,409,585
Dell Technologies, Inc. Class C	25,123	1,010,196
Hewlett Packard Enterprise Co.	37,929	604,209
HP, Inc.	24,607	722,216
NetApp, Inc.	12,113	773,415
Seagate Technology Holdings PLC	3,470	229,436
Western Digital Corp. (a)	8,660	326,222
		33,075,279
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Lululemon Athletica, Inc. (a)	4,300	1,566,017
NIKE, Inc. Class B	40,626	4,982,373
VF Corp.	3,756	86,050
		6,634,440
TOBACCO — 0.2%
Altria Group, Inc.	9,056	404,079
Philip Morris International, Inc.	10,050	977,362
		1,381,441
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	21,026	1,134,143
Security Description	Shares	Value
Ferguson PLC	8,317	$1,112,399
United Rentals, Inc.	807	319,378
W.W. Grainger, Inc.	1,810	1,246,746
		3,812,666
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,716	397,867
Essential Utilities, Inc.	1,956	85,379
		483,246
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc. (a)	38,306	5,548,241
TOTAL COMMON STOCKS (Cost $889,158,727)		953,595,813
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (e)	1,258,442	1,258,568
State Street Navigator Securities Lending Portfolio II (f) (g)	113,692	113,692
TOTAL SHORT-TERM INVESTMENTS (Cost $1,372,386)		1,372,260
TOTAL INVESTMENTS — 100.0% (Cost $890,531,113)		954,968,073
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		475,385
NET ASSETS — 100.0%		$955,443,458
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$953,595,776	$37	$—	$953,595,813
Short-Term Investments	1,372,260	—	—	1,372,260
TOTAL INVESTMENTS	$954,968,036	$37	$—	$954,968,073
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	7,481	$461,204	$89,898	$119,869	$3,931	$111,393	7,221	$546,557	$7,481
State Street Institutional Liquid Reserves Fund, Premier Class	606,676	606,615	20,732,674	20,080,230	(375)	(116)	1,258,442	1,258,568	34,800
State Street Navigator Securities Lending Portfolio II	297,165	297,165	11,967,084	12,150,557	—	—	113,692	113,692	13,720
Total		$1,364,984	$32,789,656	$32,350,656	$3,556	$111,277		$1,918,817	$56,001
See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	60,181	$12,485,150
BROADLINE RETAIL — 9.4%
Alibaba Group Holding Ltd. ADR (a)	117,887	12,045,694
Amazon.com, Inc. (a)	120,865	12,484,146
JD.com, Inc. ADR (b)	184,640	8,103,850
PDD Holdings, Inc. ADR (a)	120,055	9,112,174
		41,745,864
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	222,201	11,615,557
ENTERTAINMENT — 2.6%
Netflix, Inc. (a)	33,729	11,652,695
GROUND TRANSPORTATION — 2.9%
Uber Technologies, Inc. (a)	406,541	12,887,350
HOTELS, RESTAURANTS & LEISURE — 6.3%
Airbnb, Inc. Class A (a)	114,014	14,183,342
Booking Holdings, Inc. (a)	5,338	14,158,564
		28,341,906
INTERACTIVE MEDIA & SERVICES — 7.1%
Alphabet, Inc. Class A (a)	116,006	12,033,302
Meta Platforms, Inc. Class A (a)	93,124	19,736,701
		31,770,003
IT SERVICES — 7.7%
International Business Machines Corp.	73,236	9,600,507
Shopify, Inc. Class A (a)	280,564	13,450,238
Snowflake, Inc. Class A (a)	74,739	11,531,481
		34,582,226
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.9%
Advanced Micro Devices, Inc. (a)	157,505	15,437,065
Analog Devices, Inc.	64,033	12,628,588
Applied Materials, Inc.	100,636	12,361,120
ASML Holding NV	18,020	12,266,394
Broadcom, Inc.	19,862	12,742,268
Intel Corp.	381,381	12,459,717
Lam Research Corp.	23,993	12,719,169
Micron Technology, Inc.	196,724	11,870,326
NVIDIA Corp.	63,353	17,597,563
QUALCOMM, Inc.	90,736	11,576,099
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	133,822	12,448,123
Security Description	Shares	Value
Texas Instruments, Inc.	61,830	$11,500,998
		155,607,430
SOFTWARE — 20.8%
Adobe, Inc. (a)	32,647	12,581,174
Intuit, Inc.	26,999	12,036,964
Microsoft Corp.	43,924	12,663,289
Oracle Corp.	135,214	12,564,085
Palo Alto Networks, Inc. (a)	67,934	13,569,137
Salesforce, Inc. (a)	82,387	16,459,275
ServiceNow, Inc. (a)	27,409	12,737,511
		92,611,435
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	75,976	12,528,442
TOTAL COMMON STOCKS (Cost $416,181,359)		445,828,058
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	327,599	327,632
State Street Navigator Securities Lending Portfolio II (e) (f)	427,700	427,700
TOTAL SHORT-TERM INVESTMENTS (Cost $755,364)		755,332
TOTAL INVESTMENTS — 100.1% (Cost $416,936,723)		446,583,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(440,044)
NET ASSETS — 100.0%		$446,143,346
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$445,828,058	$—	$—	$445,828,058
Short-Term Investments	755,332	—	—	755,332
TOTAL INVESTMENTS	$446,583,390	$—	$—	$446,583,390

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,501,265	$5,173,603	$2	$(32)	327,599	$327,632	$14,354
State Street Navigator Securities Lending Portfolio II	—	—	5,788,797	5,361,097	—	—	427,700	427,700	5,128
Total		$—	$11,290,062	$10,534,700	$2	$(32)		$755,332	$19,482
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	187,751	$42,215,812
Curtiss-Wright Corp.	106,332	18,742,078
Hexcel Corp.	233,965	15,968,111
Mercury Systems, Inc. (a)	161,148	8,237,886
Woodward, Inc.	165,794	16,143,362
		101,307,249
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	329,350	16,619,001
AUTOMOBILE COMPONENTS — 1.9%
Adient PLC (a)	264,742	10,843,832
Autoliv, Inc.	215,304	20,100,781
Dana, Inc.	365,600	5,502,280
Fox Factory Holding Corp. (a)	117,358	14,243,740
Gentex Corp.	651,197	18,253,052
Goodyear Tire & Rubber Co. (a)	784,724	8,647,659
Lear Corp.	164,210	22,905,653
Visteon Corp. (a)	78,138	12,254,383
		112,751,380
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	369,279	14,021,524
Thor Industries, Inc. (b)	148,567	11,831,876
		25,853,400
BANKS — 6.1%
Associated Banc-Corp.	417,090	7,499,278
Bank of Hawaii Corp. (b)	110,450	5,752,236
Bank OZK	305,684	10,454,393
Cadence Bank	506,237	10,509,480
Cathay General Bancorp	205,707	7,101,006
Columbia Banking System, Inc.	577,256	12,364,823
Commerce Bancshares, Inc.	315,789	18,426,288
Cullen/Frost Bankers, Inc.	178,647	18,818,675
East West Bancorp, Inc.	391,342	21,719,481
First Financial Bankshares, Inc.	360,256	11,492,166
First Horizon Corp.	1,489,927	26,490,902
FNB Corp.	1,004,061	11,647,108
Fulton Financial Corp.	464,819	6,423,799
Glacier Bancorp, Inc.	307,515	12,918,705
Hancock Whitney Corp.	237,719	8,652,972
Home BancShares, Inc.	525,039	11,398,597
International Bancshares Corp.	146,436	6,270,389
New York Community Bancorp, Inc. (b)	1,890,778	17,092,633
Old National Bancorp	812,888	11,721,845
PacWest Bancorp (b)	337,676	3,285,587
Pinnacle Financial Partners, Inc.	212,305	11,710,744
Prosperity Bancshares, Inc.	253,497	15,595,135
SouthState Corp. (b)	210,092	14,971,156
Synovus Financial Corp.	403,737	12,447,212
Texas Capital Bancshares, Inc. (a)	136,376	6,676,969
UMB Financial Corp.	120,665	6,964,784
United Bankshares, Inc.	372,655	13,117,456
Security Description	Shares	Value
Valley National Bancorp	1,166,438	$10,777,887
Webster Financial Corp.	483,101	19,043,841
Wintrust Financial Corp.	168,669	12,304,404
		363,649,951
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	26,188	8,607,996
Celsius Holdings, Inc. (a) (b)	112,096	10,418,202
Coca-Cola Consolidated, Inc.	12,740	6,816,919
		25,843,117
BIOTECHNOLOGY — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)	303,094	7,698,587
Exelixis, Inc. (a)	899,615	17,461,527
Halozyme Therapeutics, Inc. (a)	375,279	14,331,905
Neurocrine Biosciences, Inc. (a)	268,221	27,149,330
United Therapeutics Corp. (a)	126,607	28,354,904
		94,996,253
BROADLINE RETAIL — 0.6%
Kohl's Corp. (b)	312,557	7,357,592
Macy's, Inc.	752,515	13,161,487
Nordstrom, Inc. (b)	319,584	5,199,632
Ollie's Bargain Outlet Holdings, Inc. (a)	160,581	9,304,063
		35,022,774
BUILDING PRODUCTS — 3.2%
Advanced Drainage Systems, Inc.	173,596	14,618,519
Builders FirstSource, Inc. (a)	408,696	36,284,031
Carlisle Cos., Inc.	143,605	32,464,782
Fortune Brands Innovations, Inc.	356,095	20,913,459
Lennox International, Inc.	89,600	22,514,688
Owens Corning	259,507	24,860,771
Simpson Manufacturing Co., Inc.	118,202	12,959,667
Trex Co., Inc. (a)	304,653	14,827,462
UFP Industries, Inc.	171,102	13,597,476
		193,040,855
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	104,591	14,895,850
Evercore, Inc. Class A	99,155	11,440,504
Federated Hermes, Inc.	234,594	9,416,603
Interactive Brokers Group, Inc. Class A	285,660	23,584,089
Janus Henderson Group PLC	367,715	9,795,928
Jefferies Financial Group, Inc.	502,232	15,940,844
SEI Investments Co.	283,065	16,290,391
Stifel Financial Corp.	292,436	17,280,043
		118,644,252
CHEMICALS — 2.9%
Ashland, Inc.	138,580	14,233,552
Avient Corp.	237,241	9,764,840

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Axalta Coating Systems Ltd. (a)	612,467	$18,551,625
Cabot Corp. (b)	156,363	11,983,660
Chemours Co.	411,691	12,326,029
Ingevity Corp. (a)	97,418	6,967,335
NewMarket Corp.	18,582	6,782,058
Olin Corp.	341,575	18,957,413
RPM International, Inc.	358,496	31,275,191
Scotts Miracle-Gro Co. (b)	115,850	8,079,379
Sensient Technologies Corp.	116,570	8,924,599
Valvoline, Inc.	477,300	16,676,862
Westlake Corp.	95,520	11,078,410
		175,600,953
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	128,834	8,606,111
Clean Harbors, Inc. (a)	139,598	19,901,091
MSA Safety, Inc.	102,278	13,654,113
Stericycle, Inc. (a)	255,812	11,155,961
Tetra Tech, Inc.	147,767	21,708,450
		75,025,726
COMMUNICATIONS EQUIPMENT — 0.7%
Calix, Inc. (a)	157,923	8,463,093
Ciena Corp. (a)	412,059	21,641,339
Lumentum Holdings, Inc. (a)	190,061	10,265,195
		40,369,627
CONSTRUCTION & ENGINEERING — 2.0%
AECOM	385,899	32,539,004
EMCOR Group, Inc.	132,340	21,517,160
Fluor Corp. (a)	394,371	12,190,008
MasTec, Inc. (a)	164,520	15,537,269
MDU Resources Group, Inc.	564,508	17,206,204
Valmont Industries, Inc.	59,254	18,918,617
		117,908,262
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	100,063	14,684,245
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	104,083	9,926,396
Navient Corp.	286,796	4,585,868
SLM Corp.	680,847	8,435,694
		22,947,958
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	373,353	28,400,963
Casey's General Stores, Inc.	103,410	22,384,129
Grocery Outlet Holding Corp. (a) (b)	245,542	6,939,017
Performance Food Group Co. (a)	433,590	26,162,820
Sprouts Farmers Market, Inc. (a)	293,668	10,287,190
U.S. Foods Holding Corp. (a)	568,243	20,990,896
		115,165,015
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	181,232	$21,419,810
Greif, Inc. Class A	73,502	4,657,822
Silgan Holdings, Inc.	232,148	12,459,383
Sonoco Products Co.	270,670	16,510,870
		55,047,885
DIVERSIFIED CONSUMER SERVICES — 1.0%
Graham Holdings Co. Class B	10,653	6,347,483
Grand Canyon Education, Inc. (a)	85,070	9,689,473
H&R Block, Inc.	422,657	14,898,659
Service Corp. International	427,138	29,378,552
		60,314,167
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Frontier Communications Parent, Inc. (a) (b)	618,867	14,091,601
Iridium Communications, Inc.	348,848	21,604,157
		35,695,758
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	158,596	10,208,824
Hawaiian Electric Industries, Inc.	303,807	11,666,189
IDACORP, Inc.	140,351	15,204,224
OGE Energy Corp.	555,819	20,932,144
PNM Resources, Inc.	238,238	11,597,426
Portland General Electric Co.	247,714	12,110,737
		81,719,544
ELECTRICAL EQUIPMENT — 2.1%
Acuity Brands, Inc.	89,001	16,263,153
EnerSys	113,307	9,844,112
Hubbell, Inc.	148,904	36,229,832
nVent Electric PLC	462,547	19,861,768
Regal Rexnord Corp.	183,643	25,844,079
SunPower Corp. (a) (b)	245,058	3,391,603
Sunrun, Inc. (a)	591,411	11,916,932
Vicor Corp. (a)	63,966	3,002,564
		126,354,043
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	161,837	20,208,586
Avnet, Inc.	253,579	11,461,771
Belden, Inc.	118,809	10,309,057
Cognex Corp.	480,165	23,792,176
Coherent Corp. (a) (b)	385,721	14,688,256
IPG Photonics Corp. (a)	89,223	11,002,088
Jabil, Inc.	370,112	32,629,074
Littelfuse, Inc.	68,716	18,422,072
National Instruments Corp.	362,517	18,999,516
Novanta, Inc. (a) (b)	99,092	15,764,546
TD SYNNEX Corp.	116,439	11,270,131
Vishay Intertechnology, Inc.	359,372	8,128,994
Vontier Corp.	438,455	11,987,360
		208,663,627

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	551,343	$14,957,936
NOV, Inc.	1,090,604	20,187,080
Valaris Ltd. (a)	166,868	10,856,432
		46,001,448
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A (b)	120,253	10,974,289
FINANCIAL SERVICES — 1.5%
Essent Group Ltd.	298,832	11,968,222
Euronet Worldwide, Inc. (a)	130,766	14,632,715
MGIC Investment Corp.	814,267	10,927,463
Voya Financial, Inc. (b)	269,339	19,246,965
Western Union Co.	1,036,469	11,556,629
WEX, Inc. (a)	120,991	22,249,035
		90,581,029
FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	444,995	25,987,708
Flowers Foods, Inc.	533,355	14,619,261
Ingredion, Inc.	182,398	18,555,348
Lancaster Colony Corp.	55,060	11,170,573
Pilgrim's Pride Corp. (a)	128,902	2,987,948
Post Holdings, Inc. (a)	148,784	13,371,218
		86,692,056
GAS UTILITIES — 1.4%
National Fuel Gas Co.	254,770	14,710,420
New Jersey Resources Corp.	268,979	14,309,683
ONE Gas, Inc. (b)	150,248	11,904,149
Southwest Gas Holdings, Inc.	180,472	11,270,477
Spire, Inc.	145,823	10,228,025
UGI Corp.	581,803	20,223,472
		82,646,226
GROUND TRANSPORTATION — 1.9%
Avis Budget Group, Inc. (a)	69,058	13,452,498
Hertz Global Holdings, Inc. (a) (b)	447,113	7,283,471
Knight-Swift Transportation Holdings, Inc.	446,222	25,247,241
Landstar System, Inc.	99,737	17,878,855
Ryder System, Inc.	139,496	12,448,623
Saia, Inc. (a) (b)	73,454	19,985,364
Werner Enterprises, Inc.	163,036	7,416,508
XPO, Inc. (a)	319,097	10,179,194
		113,891,754
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Enovis Corp. (a)	132,152	7,068,811
Envista Holdings Corp. (a)	453,115	18,523,341
Globus Medical, Inc. Class A (a)	216,074	12,238,431
Haemonetics Corp. (a)	140,023	11,586,903
ICU Medical, Inc. (a) (b)	55,883	9,218,460
Inari Medical, Inc. (a) (b)	133,982	8,272,049
Integra LifeSciences Holdings Corp. (a)	201,643	11,576,325
Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	191,083	$15,775,813
LivaNova PLC (a)	148,449	6,469,407
Masimo Corp. (a)	134,273	24,778,739
Neogen Corp. (a)	599,804	11,108,370
Omnicell, Inc. (a)	123,835	7,265,399
Penumbra, Inc. (a) (b)	105,472	29,393,992
QuidelOrtho Corp. (a)	148,456	13,225,945
Shockwave Medical, Inc. (a)	100,321	21,752,602
STAAR Surgical Co. (a) (b)	133,688	8,549,348
		216,803,935
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	252,569	18,248,110
Amedisys, Inc. (a)	90,111	6,627,664
Chemed Corp.	41,281	22,198,858
Encompass Health Corp.	277,022	14,986,890
HealthEquity, Inc. (a)	234,954	13,794,149
Option Care Health, Inc. (a)	464,561	14,759,103
Patterson Cos., Inc.	239,548	6,412,700
Progyny, Inc. (a)	208,701	6,703,476
R1 RCM, Inc. (a) (b)	394,435	5,916,525
Tenet Healthcare Corp. (a)	300,197	17,837,706
		127,485,181
HEALTH CARE REITs — 1.2%
Healthcare Realty Trust, Inc. REIT	1,056,666	20,425,354
Medical Properties Trust, Inc. REIT (b)	1,662,557	13,666,219
Omega Healthcare Investors, Inc. REIT (b)	650,311	17,825,025
Physicians Realty Trust REIT	633,339	9,455,751
Sabra Health Care REIT, Inc.	640,647	7,367,440
		68,739,789
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	623,705	7,708,994
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	723,341	25,895,608
Boyd Gaming Corp.	220,181	14,118,006
Choice Hotels International, Inc. (b)	76,898	9,011,677
Churchill Downs, Inc.	91,382	23,489,743
Hilton Grand Vacations, Inc. (a)	220,237	9,785,130
Light & Wonder, Inc. Class A (a)	260,031	15,614,861
Marriott Vacations Worldwide Corp.	106,384	14,346,946
Papa John's International, Inc. (b)	89,160	6,680,759
Penn Entertainment, Inc. (a) (b)	430,529	12,769,490
Texas Roadhouse, Inc.	185,793	20,076,792
Travel & Leisure Co.	225,507	8,839,874
Wendy's Co.	472,899	10,299,740
Wingstop, Inc.	83,079	15,251,643

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	245,202	$16,636,956
		202,817,225
HOUSEHOLD DURABLES — 1.6%
Helen of Troy Ltd. (a) (b)	66,573	6,335,752
KB Home	230,775	9,272,540
Leggett & Platt, Inc.	368,004	11,731,968
Taylor Morrison Home Corp. (a)	300,656	11,503,099
Tempur Sealy International, Inc.	473,103	18,682,837
Toll Brothers, Inc.	285,505	17,138,865
TopBuild Corp. (a)	88,759	18,474,298
		93,139,359
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	190,141	6,597,893
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc.	145,787	12,358,364
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	121,015	20,006,200
First Industrial Realty Trust, Inc. REIT	366,825	19,515,090
Rexford Industrial Realty, Inc. REIT	525,665	31,355,917
		70,877,207
INSURANCE — 3.9%
American Financial Group, Inc.	193,995	23,570,393
Brighthouse Financial, Inc. (a)	193,050	8,515,436
CNO Financial Group, Inc.	317,138	7,037,292
First American Financial Corp.	287,473	16,000,747
Hanover Insurance Group, Inc.	98,798	12,695,543
Kemper Corp.	177,452	9,699,526
Kinsale Capital Group, Inc.	60,231	18,078,335
Old Republic International Corp.	765,817	19,122,451
Primerica, Inc.	102,418	17,640,476
Reinsurance Group of America, Inc.	185,094	24,573,079
RenaissanceRe Holdings Ltd.	121,396	24,320,475
RLI Corp.	112,284	14,923,666
Selective Insurance Group, Inc.	167,545	15,972,065
Unum Group	519,168	20,538,286
		232,687,770
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	300,290	5,963,759
Ziff Davis, Inc. (a) (b)	130,973	10,222,443
		16,186,202
IT SERVICES — 0.1%
Kyndryl Holdings, Inc. (a)	567,971	8,383,252
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	201,247	16,502,254
Mattel, Inc. (a)	983,884	18,113,304
Polaris, Inc.	151,244	16,732,124
Security Description	Shares	Value
Topgolf Callaway Brands Corp. (a)	384,629	$8,315,679
YETI Holdings, Inc. (a) (b)	239,337	9,573,480
		69,236,841
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Azenta, Inc. (a)	191,729	8,554,948
Bruker Corp.	277,664	21,891,030
Medpace Holdings, Inc. (a)	69,936	13,151,465
Repligen Corp. (a) (b)	143,417	24,145,686
Sotera Health Co. (a)	283,306	5,074,010
Syneos Health, Inc. (a)	285,539	10,170,899
		82,988,038
MACHINERY — 4.7%
AGCO Corp.	171,917	23,243,178
Chart Industries, Inc. (a) (b)	119,727	15,013,766
Crane Holdings Co.	132,449	15,032,961
Donaldson Co., Inc.	337,895	22,078,059
Esab Corp.	143,386	8,469,811
Flowserve Corp.	362,706	12,332,004
Graco, Inc.	468,013	34,169,629
ITT, Inc.	229,636	19,817,587
Lincoln Electric Holdings, Inc.	160,279	27,103,179
Middleby Corp. (a)	149,598	21,932,563
Oshkosh Corp.	181,566	15,102,660
Terex Corp.	187,243	9,058,816
Timken Co.	183,719	15,013,517
Toro Co.	290,711	32,315,435
Watts Water Technologies, Inc. Class A	75,784	12,755,963
		283,439,128
MARINE TRANSPORTATION — 0.2%
Kirby Corp. (a)	166,218	11,585,395
MEDIA — 1.0%
Cable One, Inc.	13,368	9,384,336
John Wiley & Sons, Inc. Class A	123,259	4,778,752
New York Times Co. Class A	457,039	17,769,676
Nexstar Media Group, Inc.	104,715	18,080,092
TEGNA, Inc.	619,051	10,468,152
		60,481,008
METALS & MINING — 2.6%
Alcoa Corp.	491,288	20,909,218
Cleveland-Cliffs, Inc. (a)	1,430,867	26,227,792
Commercial Metals Co.	325,109	15,897,830
Fresh Market, Inc. (a)	723	—
MP Materials Corp. (a) (b)	256,033	7,217,570
Reliance Steel & Aluminum Co.	162,961	41,838,607
Royal Gold, Inc.	182,253	23,640,037
U.S. Steel Corp.	629,012	16,417,213
Worthington Industries, Inc.	86,988	5,623,774
		157,772,041

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Annaly Capital Management, Inc. REIT (b)	1,300,360	$24,849,880
Starwood Property Trust, Inc. REIT (b)	859,341	15,201,742
		40,051,622
MULTI-UTILITIES — 0.3%
Black Hills Corp.	180,644	11,398,637
NorthWestern Corp.	160,263	9,272,817
		20,671,454
OFFICE REITs — 0.8%
Corporate Office Properties Trust REIT	311,870	7,394,438
Cousins Properties, Inc. REIT	420,390	8,987,938
Douglas Emmett, Inc. REIT (b)	487,372	6,009,297
Highwoods Properties, Inc. REIT	291,782	6,766,424
Kilroy Realty Corp. REIT	292,408	9,474,019
Vornado Realty Trust REIT	446,907	6,868,961
		45,501,077
OIL, GAS & CONSUMABLE FUELS — 3.1%
Antero Midstream Corp.	929,338	9,748,756
Antero Resources Corp. (a)	766,610	17,701,025
Chord Energy Corp.	115,502	15,546,569
CNX Resources Corp. (a)	481,269	7,709,929
DT Midstream, Inc. (a) (b)	268,487	13,255,203
Equitrans Midstream Corp.	1,200,180	6,937,040
HF Sinclair Corp.	373,407	18,065,431
Matador Resources Co.	311,608	14,848,121
Murphy Oil Corp.	405,599	14,999,051
PBF Energy, Inc. Class A	317,250	13,755,960
PDC Energy, Inc.	255,775	16,415,640
Range Resources Corp.	670,819	17,756,579
Southwestern Energy Co. (a)	3,063,421	15,317,105
		182,056,409
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	198,910	10,782,911
PASSENGER AIRLINES — 0.1%
JetBlue Airways Corp. (a)	898,157	6,538,583
PERSONAL CARE PRODUCTS — 0.4%
BellRing Brands, Inc. (a)	370,716	12,604,344
Coty, Inc. Class A (a)	1,017,438	12,270,302
		24,874,646
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	174,879	25,590,044
Perrigo Co. PLC	373,670	13,403,543
		38,993,587
PROFESSIONAL SERVICES — 3.2%
ASGN, Inc. (a)	138,530	11,452,275
CACI International, Inc. Class A (a)	65,301	19,347,380
Security Description	Shares	Value
Concentrix Corp.	118,521	$14,406,228
ExlService Holdings, Inc. (a)	91,744	14,846,932
Exponent, Inc.	140,716	14,027,978
FTI Consulting, Inc. (a)	95,564	18,859,555
Genpact Ltd.	467,204	21,594,169
Insperity, Inc.	98,711	11,998,322
KBR, Inc. (b)	380,876	20,967,224
ManpowerGroup, Inc.	140,331	11,581,517
Maximus, Inc.	168,723	13,278,500
Science Applications International Corp.	151,669	16,298,351
		188,658,431
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc. (a)	131,794	19,174,709
RESIDENTIAL REITs — 0.4%
Apartment Income REIT Corp.	412,871	14,784,911
Independence Realty Trust, Inc. REIT	621,106	9,956,329
		24,741,240
RETAIL REITs — 1.5%
Agree Realty Corp. REIT	245,902	16,871,336
Brixmor Property Group, Inc. REIT	832,603	17,917,617
Kite Realty Group Trust REIT	608,112	12,721,703
Macerich Co. REIT	615,895	6,528,487
National Retail Properties, Inc. REIT	503,830	22,244,095
Spirit Realty Capital, Inc. REIT	387,648	15,443,896
		91,727,134
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Allegro MicroSystems, Inc. (a)	180,608	8,667,378
Amkor Technology, Inc.	278,606	7,249,328
Cirrus Logic, Inc. (a)	153,433	16,782,502
Lattice Semiconductor Corp. (a)	380,638	36,350,929
MACOM Technology Solutions Holdings, Inc. (a)	143,319	10,152,718
MKS Instruments, Inc.	158,766	14,069,843
Power Integrations, Inc.	158,159	13,386,578
Silicon Laboratories, Inc. (a)	88,515	15,498,091
SiTime Corp. (a) (b)	44,626	6,347,156
Synaptics, Inc. (a)	109,382	12,157,809
Universal Display Corp.	120,692	18,722,950
Wolfspeed, Inc. (a) (b)	345,413	22,434,574
		181,819,856
SOFTWARE — 2.7%
ACI Worldwide, Inc. (a)	311,734	8,410,583
Aspen Technology, Inc. (a)	80,872	18,509,175
Blackbaud, Inc. (a)	123,695	8,572,063
CommVault Systems, Inc. (a)	123,551	7,010,284
Dynatrace, Inc. (a)	601,992	25,464,262
Envestnet, Inc. (a)	153,486	9,005,024
Manhattan Associates, Inc. (a)	173,540	26,872,669
NCR Corp. (a)	382,835	9,031,078

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Paylocity Holding Corp. (a)	114,543	$22,768,857
Qualys, Inc. (a)	95,954	12,475,939
Teradata Corp. (a)	282,536	11,380,550
		159,500,484
SPECIALIZED REITs — 2.1%
CubeSmart REIT	623,654	28,825,288
EPR Properties REIT	208,109	7,928,953
Lamar Advertising Co. Class A REIT	242,291	24,202,448
Life Storage, Inc. REIT	236,069	30,946,285
National Storage Affiliates Trust REIT	234,494	9,797,159
PotlatchDeltic Corp. REIT (b)	224,152	11,095,524
Rayonier, Inc. REIT	408,831	13,597,719
		126,393,376
SPECIALTY RETAIL — 2.9%
AutoNation, Inc. (a)	94,906	12,751,570
Dick's Sporting Goods, Inc. (b)	166,135	23,572,895
Five Below, Inc. (a)	154,112	31,742,449
Foot Locker, Inc. (b)	220,052	8,733,864
GameStop Corp. Class A (a) (b)	701,607	16,150,993
Gap, Inc.	605,946	6,083,698
Lithia Motors, Inc. (b)	75,850	17,364,340
Murphy USA, Inc. (b)	55,520	14,326,936
RH (a) (b)	51,820	12,620,761
Victoria's Secret & Co. (a)	224,166	7,655,269
Williams-Sonoma, Inc.	184,779	22,480,213
		173,482,988
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Super Micro Computer, Inc. (a)	129,508	13,799,077
Xerox Holdings Corp.	321,482	4,950,823
		18,749,900
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Capri Holdings Ltd. (a)	348,949	16,400,603
Carter's, Inc. (b)	105,839	7,611,941
Columbia Sportswear Co.	98,178	8,859,583
Crocs, Inc. (a)	171,469	21,680,540
Deckers Outdoor Corp. (a)	73,181	32,898,519
PVH Corp.	175,845	15,678,340
Skechers USA, Inc. Class A (a)	372,602	17,706,047
Under Armour, Inc. Class A (a)	541,235	5,136,320
Under Armour, Inc. Class C (a)	536,173	4,573,556
		130,545,449
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	97,694	$10,748,294
MSC Industrial Direct Co., Inc. Class A	131,260	11,025,840
Univar Solutions, Inc. (a)	452,914	15,865,577
Watsco, Inc. (b)	92,398	29,397,348
		67,037,059
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	662,780	28,930,347
TOTAL COMMON STOCKS (Cost $5,777,214,178)		5,957,530,728
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	4,243,240	4,243,665
State Street Navigator Securities Lending Portfolio II (e) (f)	284,049,015	284,049,015
TOTAL SHORT-TERM INVESTMENTS (Cost $288,292,924)		288,292,680
TOTAL INVESTMENTS — 104.6% (Cost $6,065,507,102)		6,245,823,408
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(276,912,723)
NET ASSETS — 100.0%		$5,968,910,685
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,957,530,728	$—	$—	$5,957,530,728
Short-Term Investments	288,292,680	—	—	288,292,680
TOTAL INVESTMENTS	$6,245,823,408	$—	$—	$6,245,823,408

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,942,263	$1,942,068	$230,786,795	$228,488,269	$3,315	$(244)	4,243,240	$4,243,665	$149,648
State Street Navigator Securities Lending Portfolio II	88,463,327	88,463,327	1,568,732,675	1,373,146,987	—	—	284,049,015	284,049,015	1,595,103
Total		$90,405,395	$1,799,519,470	$1,601,635,256	$3,315	$(244)		$288,292,680	$1,744,751
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (a)	254,554	$54,074,906
General Dynamics Corp.	102,875	23,477,104
Howmet Aerospace, Inc.	168,842	7,153,835
Huntington Ingalls Industries, Inc.	18,572	3,844,775
L3Harris Technologies, Inc.	87,557	17,182,186
Lockheed Martin Corp.	103,893	49,113,338
Northrop Grumman Corp.	65,798	30,380,253
Raytheon Technologies Corp.	669,803	65,593,808
Textron, Inc.	95,736	6,761,834
TransDigm Group, Inc.	23,749	17,504,200
		275,086,239
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	53,950	5,361,012
Expeditors International of Washington, Inc.	72,976	8,036,117
FedEx Corp.	106,126	24,248,730
United Parcel Service, Inc. Class B	334,064	64,805,075
		102,450,934
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	123,039	13,803,745
BorgWarner, Inc.	109,153	5,360,504
		19,164,249
AUTOMOBILES — 1.9%
Ford Motor Co.	1,804,060	22,731,156
General Motors Co.	637,655	23,389,185
Tesla, Inc. (a)	1,230,882	255,358,780
		301,479,121
BANKS — 3.1%
Bank of America Corp.	3,193,137	91,323,718
Citigroup, Inc.	885,034	41,499,244
Citizens Financial Group, Inc.	226,170	6,868,783
Comerica, Inc.	59,293	2,574,502
Fifth Third Bancorp	313,427	8,349,696
First Republic Bank (b)	83,345	1,165,997
Huntington Bancshares, Inc.	655,765	7,344,568
JPMorgan Chase & Co.	1,341,239	174,776,854
KeyCorp	422,358	5,287,922
M&T Bank Corp.	77,411	9,256,033
PNC Financial Services Group, Inc.	184,901	23,500,917
Regions Financial Corp.	430,823	7,996,075
Truist Financial Corp.	607,845	20,727,515
U.S. Bancorp	637,079	22,966,698
Wells Fargo & Co.	1,747,374	65,316,840
Zions Bancorp NA	69,083	2,067,654
		491,023,016
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	83,332	5,355,748
Coca-Cola Co.	1,779,639	110,391,007
Security Description	Shares	Value
Constellation Brands, Inc. Class A	73,319	$16,562,029
Keurig Dr Pepper, Inc.	388,077	13,691,356
Molson Coors Beverage Co. Class B	85,298	4,408,201
Monster Beverage Corp. (a)	350,915	18,952,919
PepsiCo, Inc.	629,823	114,816,733
		284,177,993
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	808,605	128,867,379
Amgen, Inc.	244,376	59,077,898
Biogen, Inc. (a)	66,072	18,369,998
Gilead Sciences, Inc.	571,534	47,420,176
Incyte Corp. (a)	85,129	6,152,273
Moderna, Inc. (a)	151,469	23,262,609
Regeneron Pharmaceuticals, Inc. (a)	48,880	40,163,229
Vertex Pharmaceuticals, Inc. (a)	116,940	36,844,286
		360,157,848
BROADLINE RETAIL — 2.8%
Amazon.com, Inc. (a)	4,076,355	421,046,708
eBay, Inc.	248,892	11,043,338
Etsy, Inc. (a)	57,791	6,433,872
		438,523,918
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	58,176	4,022,870
Allegion PLC	40,089	4,278,699
Carrier Global Corp.	383,423	17,541,602
Johnson Controls International PLC	314,671	18,949,488
Masco Corp.	103,027	5,122,503
Trane Technologies PLC	104,760	19,273,745
		69,188,907
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	48,735	14,937,277
Bank of New York Mellon Corp.	336,672	15,298,376
BlackRock, Inc.	68,498	45,833,382
Cboe Global Markets, Inc.	47,807	6,417,612
Charles Schwab Corp.	697,470	36,533,479
CME Group, Inc.	163,911	31,392,235
FactSet Research Systems, Inc.	17,634	7,319,697
Franklin Resources, Inc. (b)	126,930	3,419,494
Goldman Sachs Group, Inc.	155,292	50,797,566
Intercontinental Exchange, Inc.	255,373	26,632,850
Invesco Ltd.	207,871	3,409,084
MarketAxess Holdings, Inc.	17,247	6,748,579
Moody's Corp.	72,065	22,053,331
Morgan Stanley	597,380	52,449,964
MSCI, Inc.	36,728	20,556,294
Nasdaq, Inc.	154,762	8,460,839
Northern Trust Corp.	95,099	8,381,075
Raymond James Financial, Inc.	88,659	8,269,225
S&P Global, Inc.	150,537	51,900,641
State Street Corp. (c)	159,635	12,082,773

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	102,541	$11,576,879
		444,470,652
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	100,998	29,007,636
Albemarle Corp.	53,448	11,814,146
Celanese Corp.	45,583	4,963,533
CF Industries Holdings, Inc.	89,952	6,520,620
Corteva, Inc.	327,613	19,758,340
Dow, Inc.	322,756	17,693,484
DuPont de Nemours, Inc.	209,509	15,036,461
Eastman Chemical Co.	55,046	4,642,580
Ecolab, Inc.	113,296	18,753,887
FMC Corp.	57,742	7,052,030
International Flavors & Fragrances, Inc.	115,914	10,659,451
Linde PLC	225,234	80,057,173
LyondellBasell Industries NV Class A	116,512	10,939,312
Mosaic Co.	157,662	7,233,532
PPG Industries, Inc.	106,793	14,265,409
Sherwin-Williams Co.	107,545	24,172,890
		282,570,484
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	39,254	18,162,041
Copart, Inc. (a)	195,428	14,698,140
Republic Services, Inc.	94,378	12,761,793
Rollins, Inc.	103,354	3,878,876
Waste Management, Inc.	169,832	27,711,487
		77,212,337
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	112,484	18,881,564
Cisco Systems, Inc.	1,878,378	98,192,210
F5, Inc. (a)	27,196	3,962,185
Juniper Networks, Inc.	147,175	5,065,764
Motorola Solutions, Inc.	77,024	22,038,877
		148,140,600
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	64,760	10,791,606
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	28,397	10,082,639
Vulcan Materials Co.	60,665	10,407,687
		20,490,326
CONSUMER FINANCE — 2.5%
American Express Co.	272,188	44,897,411
Capital One Financial Corp.	175,407	16,867,137
Costco Wholesale Corp.	202,338	100,535,682
Discover Financial Services	122,094	12,067,771
Dollar General Corp.	102,224	21,514,063
Dollar Tree, Inc. (a)	96,564	13,861,762
Kroger Co.	298,836	14,753,533
Synchrony Financial	206,603	6,008,015
Sysco Corp.	231,668	17,891,720
Target Corp.	211,044	34,955,218
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	326,049	$11,274,774
Walmart, Inc.	641,218	94,547,594
		389,174,680
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	688,120	7,830,806
Avery Dennison Corp.	37,128	6,643,313
Ball Corp. (b)	143,937	7,932,368
International Paper Co.	163,077	5,880,557
Packaging Corp. of America	42,434	5,891,112
Sealed Air Corp.	67,141	3,082,443
Westrock Co.	116,430	3,547,622
		40,808,221
DISTRIBUTORS — 0.2%
Genuine Parts Co.	64,943	10,865,613
LKQ Corp.	116,437	6,608,964
Pool Corp.	17,910	6,133,101
		23,607,678
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	3,255,878	62,675,651
Verizon Communications, Inc.	1,918,104	74,595,065
		137,270,716
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	113,150	6,042,210
American Electric Power Co., Inc.	233,763	21,270,095
Constellation Energy Corp.	148,445	11,652,932
Duke Energy Corp.	351,138	33,874,283
Edison International	174,228	12,298,755
Entergy Corp.	92,725	9,990,191
Evergy, Inc.	104,121	6,363,876
Eversource Energy	157,985	12,363,906
Exelon Corp.	452,235	18,944,124
FirstEnergy Corp.	248,026	9,935,922
NextEra Energy, Inc.	911,320	70,244,546
NRG Energy, Inc.	105,605	3,621,195
PG&E Corp. (a)	734,771	11,881,247
Pinnacle West Capital Corp.	51,437	4,075,868
PPL Corp.	339,349	9,430,509
Southern Co.	499,244	34,737,398
Xcel Energy, Inc.	249,712	16,840,577
		293,567,634
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	104,912	15,246,861
Eaton Corp. PLC	181,863	31,160,406
Emerson Electric Co.	261,266	22,766,719
Generac Holdings, Inc. (a)	29,180	3,151,732
Rockwell Automation, Inc.	52,500	15,406,125
		87,731,843
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	271,175	22,160,421
CDW Corp.	61,800	12,044,202

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Corning, Inc.	346,905	$12,238,808
Keysight Technologies, Inc. (a)	82,385	13,303,530
TE Connectivity Ltd.	144,729	18,981,208
Teledyne Technologies, Inc. (a)	21,360	9,555,610
Trimble, Inc. (a)	113,557	5,952,658
Zebra Technologies Corp. Class A (a)	23,830	7,577,940
		101,814,377
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	459,241	13,253,695
Halliburton Co.	414,399	13,111,584
Schlumberger NV	646,037	31,720,417
		58,085,696
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	325,399	27,850,900
Electronic Arts, Inc.	120,536	14,518,561
Live Nation Entertainment, Inc. (a)	64,845	4,539,150
Netflix, Inc. (a)	203,132	70,178,043
Take-Two Interactive Software, Inc. (a)	71,839	8,570,393
Walt Disney Co. (a)	832,790	83,387,263
Warner Bros Discovery, Inc. (a)	1,009,099	15,237,395
		224,281,705
FINANCIAL SERVICES — 4.3%
Berkshire Hathaway, Inc. Class B (a)	823,834	254,375,224
Fidelity National Information Services, Inc.	272,061	14,781,074
Fiserv, Inc. (a)	291,045	32,896,816
FleetCor Technologies, Inc. (a)	33,812	7,129,260
Global Payments, Inc.	120,313	12,661,740
Jack Henry & Associates, Inc.	33,255	5,012,194
Mastercard, Inc. Class A	385,785	140,198,127
PayPal Holdings, Inc. (a)	517,284	39,282,547
Visa, Inc. Class A (b)	742,960	167,507,762
		673,844,744
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	251,667	20,047,793
Bunge Ltd.	68,507	6,543,789
Campbell Soup Co.	91,686	5,040,896
Conagra Brands, Inc.	216,961	8,149,055
General Mills, Inc.	271,912	23,237,599
Hershey Co.	66,910	17,022,573
Hormel Foods Corp.	131,975	5,263,163
J.M. Smucker Co.	48,857	7,688,626
Kellogg Co.	116,311	7,788,185
Kraft Heinz Co.	364,001	14,075,919
Lamb Weston Holdings, Inc.	65,998	6,898,111
McCormick & Co., Inc.	114,274	9,508,739
Mondelez International, Inc. Class A	626,297	43,665,427
Tyson Foods, Inc. Class A	132,684	7,870,815
		182,800,690
Security Description	Shares	Value
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	63,421	$7,125,984
GROUND TRANSPORTATION — 0.8%
CSX Corp.	964,087	28,864,765
J.B. Hunt Transport Services, Inc.	38,386	6,735,208
Norfolk Southern Corp.	104,104	22,070,048
Old Dominion Freight Line, Inc.	41,519	14,151,336
Union Pacific Corp.	279,802	56,312,950
		128,134,307
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	797,237	80,728,219
Align Technology, Inc. (a)	33,113	11,064,378
Baxter International, Inc.	229,641	9,314,239
Becton Dickinson & Co.	130,271	32,247,283
Boston Scientific Corp. (a)	652,865	32,662,836
Cooper Cos., Inc.	22,416	8,369,238
DENTSPLY SIRONA, Inc.	98,847	3,882,710
Dexcom, Inc. (a)	177,098	20,575,246
Edwards Lifesciences Corp. (a)	282,821	23,397,781
GE HealthCare Technologies, Inc. (a)	166,803	13,682,850
Hologic, Inc. (a)	113,143	9,130,640
IDEXX Laboratories, Inc. (a)	38,041	19,023,543
Insulet Corp. (a)	31,730	10,120,601
Intuitive Surgical, Inc. (a)	160,181	40,921,440
Medtronic PLC	607,104	48,944,725
ResMed, Inc.	66,690	14,604,443
STERIS PLC	45,316	8,668,045
Stryker Corp.	153,722	43,883,019
Teleflex, Inc.	21,449	5,433,246
Zimmer Biomet Holdings, Inc.	95,835	12,381,882
		449,036,364
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	73,992	11,846,859
Cardinal Health, Inc.	120,196	9,074,798
Centene Corp. (a)	251,832	15,918,301
Cigna Group	136,581	34,900,543
CVS Health Corp.	587,117	43,628,664
DaVita, Inc. (a)	25,189	2,043,080
Elevance Health, Inc.	109,518	50,357,472
HCA Healthcare, Inc.	97,291	25,653,691
Henry Schein, Inc. (a)	62,891	5,128,132
Humana, Inc.	57,159	27,748,408
Laboratory Corp. of America Holdings	40,657	9,327,529
McKesson Corp.	62,655	22,308,313
Molina Healthcare, Inc. (a)	26,360	7,051,036
Quest Diagnostics, Inc.	52,263	7,394,169
UnitedHealth Group, Inc.	427,185	201,883,359
Universal Health Services, Inc. Class B	29,363	3,732,037
		477,996,391

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	244,208	$5,365,250
Ventas, Inc. REIT	181,432	7,865,077
Welltower, Inc. REIT	211,289	15,147,308
		28,377,635
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	323,945	5,341,853
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	17,747	47,072,320
Caesars Entertainment, Inc. (a)	97,104	4,739,646
Carnival Corp. (a) (b)	444,548	4,512,162
Chipotle Mexican Grill, Inc. (a)	12,709	21,710,658
Darden Restaurants, Inc.	56,185	8,717,665
Domino's Pizza, Inc.	16,218	5,349,832
Expedia Group, Inc. (a)	69,055	6,700,407
Hilton Worldwide Holdings, Inc.	121,880	17,169,236
Las Vegas Sands Corp. (a)	150,113	8,623,992
Marriott International, Inc. Class A	123,440	20,495,977
McDonald's Corp.	334,908	93,643,626
MGM Resorts International	146,110	6,490,206
Norwegian Cruise Line Holdings Ltd. (a) (b)	190,944	2,568,197
Royal Caribbean Cruises Ltd. (a)	101,897	6,653,874
Starbucks Corp.	523,233	54,484,252
Wynn Resorts Ltd. (a)	47,251	5,287,859
Yum! Brands, Inc.	129,164	17,059,981
		331,279,890
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	143,506	14,019,101
Garmin Ltd.	69,653	7,029,381
Lennar Corp. Class A	116,872	12,284,416
Mohawk Industries, Inc. (a)	23,843	2,389,545
Newell Brands, Inc. (b)	171,254	2,130,400
NVR, Inc. (a)	1,371	7,639,472
PulteGroup, Inc.	104,457	6,087,754
Whirlpool Corp.	25,032	3,304,725
		54,884,794
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	110,269	9,748,882
Clorox Co.	56,364	8,919,040
Colgate-Palmolive Co.	381,042	28,635,306
Kimberly-Clark Corp.	154,056	20,677,396
Procter & Gamble Co.	1,078,722	160,395,174
		228,375,798
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	301,886	7,269,415
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	253,017	26,594,617
Security Description	Shares	Value
General Electric Co.	500,166	$47,815,869
Honeywell International, Inc.	305,483	58,383,911
		132,794,397
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	420,889	52,514,321
INSURANCE — 2.2%
Aflac, Inc.	256,021	16,518,475
Allstate Corp.	121,672	13,482,474
American International Group, Inc.	340,747	17,160,019
Aon PLC Class A	93,941	29,618,658
Arch Capital Group Ltd. (a)	167,750	11,385,193
Arthur J Gallagher & Co.	95,756	18,319,080
Assurant, Inc.	24,835	2,981,939
Brown & Brown, Inc.	105,464	6,055,743
Chubb Ltd.	190,711	37,032,262
Cincinnati Financial Corp.	72,577	8,134,430
Everest Re Group Ltd.	17,961	6,430,397
Globe Life, Inc.	41,510	4,566,930
Hartford Financial Services Group, Inc.	145,847	10,164,077
Lincoln National Corp.	73,468	1,650,826
Loews Corp.	89,642	5,201,029
Marsh & McLennan Cos., Inc.	227,471	37,885,295
MetLife, Inc.	302,232	17,511,322
Principal Financial Group, Inc.	104,337	7,754,326
Progressive Corp.	266,726	38,157,822
Prudential Financial, Inc.	168,768	13,963,864
Travelers Cos., Inc.	105,686	18,115,637
W R Berkley Corp.	93,753	5,837,062
Willis Towers Watson PLC	49,655	11,538,829
		339,465,689
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class A (a)	2,723,380	282,496,207
Alphabet, Inc. Class C (a)	2,374,115	246,907,960
Match Group, Inc. (a)	128,877	4,947,588
Meta Platforms, Inc. Class A (a)	1,017,767	215,705,538
		750,057,293
IT SERVICES — 1.2%
Accenture PLC Class A	288,781	82,536,497
Akamai Technologies, Inc. (a)	72,088	5,644,490
Cognizant Technology Solutions Corp. Class A	232,781	14,183,346
DXC Technology Co. (a)	104,994	2,683,647
EPAM Systems, Inc. (a)	26,216	7,838,584
Gartner, Inc. (a)	36,284	11,820,239
International Business Machines Corp.	412,522	54,077,509
VeriSign, Inc. (a)	42,278	8,934,610
		187,718,922
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	58,819	3,157,992

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	135,815	$18,788,647
Bio-Rad Laboratories, Inc. Class A (a)	9,690	4,641,704
Bio-Techne Corp.	72,941	5,411,493
Charles River Laboratories International, Inc. (a)	22,921	4,625,916
Danaher Corp.	299,226	75,416,921
Illumina, Inc. (a)	71,678	16,668,719
IQVIA Holdings, Inc. (a)	85,241	16,953,583
Mettler-Toledo International, Inc. (a)	10,244	15,675,471
PerkinElmer, Inc.	57,609	7,676,975
Thermo Fisher Scientific, Inc.	179,638	103,537,954
Waters Corp. (a)	27,311	8,456,305
West Pharmaceutical Services, Inc.	33,870	11,734,939
		289,588,627
MACHINERY — 1.8%
Caterpillar, Inc.	238,505	54,579,484
Cummins, Inc.	64,457	15,397,488
Deere & Co.	123,647	51,051,373
Dover Corp.	64,418	9,787,671
Fortive Corp.	162,581	11,083,147
IDEX Corp.	34,526	7,976,542
Illinois Tool Works, Inc.	126,937	30,902,813
Ingersoll Rand, Inc.	184,393	10,727,985
Nordson Corp.	24,820	5,516,493
Otis Worldwide Corp.	191,013	16,121,497
PACCAR, Inc.	238,209	17,436,899
Parker-Hannifin Corp.	58,568	19,685,291
Pentair PLC	74,275	4,105,179
Snap-on, Inc.	24,409	6,026,338
Stanley Black & Decker, Inc.	68,468	5,517,151
Westinghouse Air Brake Technologies Corp.	83,421	8,430,526
Xylem, Inc.	82,115	8,597,441
		282,943,318
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	48,113	17,205,690
Comcast Corp. Class A	1,923,488	72,919,430
DISH Network Corp. Class A (a) (b)	114,208	1,065,561
Fox Corp. Class A (b)	138,730	4,723,757
Fox Corp. Class B	66,346	2,077,293
Interpublic Group of Cos., Inc.	178,055	6,630,768
News Corp. Class A	179,504	3,100,034
News Corp. Class B (b)	55,213	962,363
Omnicom Group, Inc.	94,515	8,916,545
Paramount Global Class B (b)	230,581	5,144,262
		122,745,703
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	653,355	26,728,753
Newmont Corp.	360,978	17,695,142
Security Description	Shares	Value
Nucor Corp.	115,679	$17,868,935
Steel Dynamics, Inc.	76,296	8,626,026
		70,918,856
MULTI-UTILITIES — 0.8%
Ameren Corp.	117,988	10,192,983
CenterPoint Energy, Inc.	285,851	8,421,170
CMS Energy Corp.	131,223	8,054,468
Consolidated Edison, Inc.	161,925	15,491,365
Dominion Energy, Inc.	380,249	21,259,722
DTE Energy Co.	88,445	9,688,265
NiSource, Inc.	185,113	5,175,760
Public Service Enterprise Group, Inc.	229,488	14,331,526
Sempra Energy	143,340	21,667,274
WEC Energy Group, Inc.	143,199	13,573,833
		127,856,366
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	67,531	8,481,218
Boston Properties, Inc. REIT	64,666	3,499,724
		11,980,942
OIL, GAS & CONSUMABLE FUELS — 4.2%
APA Corp.	147,450	5,317,047
Chevron Corp.	813,380	132,711,081
ConocoPhillips	559,560	55,513,948
Coterra Energy, Inc.	361,574	8,873,026
Devon Energy Corp. (b)	299,281	15,146,611
Diamondback Energy, Inc.	81,088	10,960,665
EOG Resources, Inc.	267,512	30,664,900
EQT Corp.	168,996	5,392,662
Exxon Mobil Corp.	1,882,945	206,483,749
Hess Corp.	126,988	16,805,592
Kinder Morgan, Inc.	903,998	15,829,005
Marathon Oil Corp.	291,056	6,973,702
Marathon Petroleum Corp.	207,548	27,983,697
Occidental Petroleum Corp.	333,420	20,815,411
ONEOK, Inc.	204,151	12,971,754
Phillips 66	213,113	21,605,396
Pioneer Natural Resources Co.	109,219	22,306,888
Targa Resources Corp.	103,148	7,524,647
Valero Energy Corp.	176,794	24,680,442
Williams Cos., Inc.	555,659	16,591,978
		665,152,201
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	57,275	2,403,259
American Airlines Group, Inc. (a)	291,095	4,293,651
Delta Air Lines, Inc. (a)	290,276	10,136,438
Southwest Airlines Co.	271,134	8,822,701
United Airlines Holdings, Inc. (a)	149,201	6,602,144
		32,258,193
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	105,852	26,088,284

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	972,177	$67,381,588
Catalent, Inc. (a)	81,349	5,345,443
Eli Lilly & Co.	360,576	123,829,010
Johnson & Johnson	1,195,473	185,298,315
Merck & Co., Inc.	1,159,255	123,333,140
Organon & Co.	116,085	2,730,319
Pfizer, Inc.	2,566,678	104,720,462
Viatris, Inc.	548,447	5,276,060
Zoetis, Inc.	213,745	35,575,718
		653,490,055
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	189,605	42,211,761
Broadridge Financial Solutions, Inc.	53,578	7,852,927
CoStar Group, Inc. (a)	180,902	12,455,103
Equifax, Inc. (b)	55,852	11,329,020
Jacobs Solutions, Inc.	58,927	6,924,512
Leidos Holdings, Inc.	62,555	5,758,813
Paychex, Inc.	146,339	16,768,986
Robert Half International, Inc.	50,272	4,050,415
Verisk Analytics, Inc.	71,998	13,813,536
		121,165,073
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	144,914	10,551,188
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	63,808	10,723,572
Camden Property Trust REIT	48,315	5,065,345
Equity Residential REIT	155,263	9,315,780
Essex Property Trust, Inc. REIT	29,690	6,209,367
Invitation Homes, Inc. REIT	264,679	8,265,925
Mid-America Apartment Communities, Inc. REIT	52,275	7,895,616
UDR, Inc. REIT	139,289	5,719,206
		53,194,811
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	33,220	3,283,133
Kimco Realty Corp. REIT	278,859	5,446,116
Realty Income Corp. REIT	281,664	17,834,964
Regency Centers Corp. REIT	69,928	4,278,195
Simon Property Group, Inc. REIT	149,348	16,722,496
		47,564,904
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Micro Devices, Inc. (a)	738,757	72,405,574
Analog Devices, Inc.	231,775	45,710,666
Applied Materials, Inc.	385,476	47,348,017
Broadcom, Inc.	191,112	122,605,992
Enphase Energy, Inc. (a)	61,733	12,981,215
First Solar, Inc. (a)	45,478	9,891,465
Security Description	Shares	Value
Intel Corp.	1,892,608	$61,831,503
KLA Corp.	63,345	25,285,424
Lam Research Corp.	61,703	32,709,994
Microchip Technology, Inc.	251,975	21,110,466
Micron Technology, Inc.	498,549	30,082,447
Monolithic Power Systems, Inc.	20,281	10,151,452
NVIDIA Corp.	1,124,819	312,440,974
NXP Semiconductors NV	118,859	22,164,232
ON Semiconductor Corp. (a)	197,720	16,276,310
Qorvo, Inc. (a)	47,072	4,781,103
QUALCOMM, Inc.	509,861	65,048,066
Skyworks Solutions, Inc.	74,099	8,742,200
SolarEdge Technologies, Inc. (a)	25,312	7,693,582
Teradyne, Inc. (b)	71,467	7,683,417
Texas Instruments, Inc.	414,361	77,075,290
		1,014,019,389
SOFTWARE — 9.4%
Adobe, Inc. (a)	209,346	80,675,668
ANSYS, Inc. (a)	39,497	13,144,602
Autodesk, Inc. (a)	99,366	20,684,027
Cadence Design Systems, Inc. (a)	125,381	26,341,294
Ceridian HCM Holding, Inc. (a)	69,881	5,116,687
Fair Isaac Corp. (a)	11,528	8,100,610
Fortinet, Inc. (a)	299,039	19,874,132
Gen Digital, Inc.	265,851	4,562,003
Intuit, Inc.	128,936	57,483,537
Microsoft Corp.	3,403,681	981,281,232
Oracle Corp.	704,756	65,485,928
Paycom Software, Inc. (a)	22,122	6,725,309
PTC, Inc. (a)	48,288	6,191,970
Roper Technologies, Inc.	48,384	21,322,345
Salesforce, Inc. (a)	457,249	91,349,205
ServiceNow, Inc. (a)	92,064	42,783,982
Synopsys, Inc. (a)	69,832	26,972,610
Tyler Technologies, Inc. (a)	18,819	6,673,970
		1,484,769,111
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	212,283	43,377,908
Crown Castle, Inc. REIT	197,785	26,471,544
Digital Realty Trust, Inc. REIT	131,086	12,887,065
Equinix, Inc. REIT	42,454	30,611,032
Extra Space Storage, Inc. REIT	61,036	9,944,596
Iron Mountain, Inc. REIT	131,119	6,937,506
Public Storage REIT	72,170	21,805,444
SBA Communications Corp. REIT	49,571	12,941,501
VICI Properties, Inc. REIT	458,961	14,971,308
Weyerhaeuser Co. REIT	337,467	10,167,881
		190,115,785
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	28,046	3,410,674
AutoZone, Inc. (a)	8,600	21,140,090

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bath & Body Works, Inc.	104,722	$3,830,731
Best Buy Co., Inc.	92,224	7,218,372
CarMax, Inc. (a) (b)	73,239	4,707,803
Home Depot, Inc.	465,981	137,520,313
Lowe's Cos., Inc.	276,457	55,283,106
O'Reilly Automotive, Inc. (a)	28,705	24,369,971
Ross Stores, Inc.	159,105	16,885,814
TJX Cos., Inc.	528,347	41,401,271
Tractor Supply Co.	50,714	11,919,818
Ulta Beauty, Inc. (a)	23,492	12,818,880
		340,506,843
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.4%
Apple, Inc.	6,800,456	1,121,395,195
Hewlett Packard Enterprise Co.	592,923	9,445,263
HP, Inc.	395,183	11,598,621
NetApp, Inc.	100,870	6,440,550
Seagate Technology Holdings PLC	88,069	5,823,122
Western Digital Corp. (a)	142,060	5,351,400
		1,160,054,151
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	569,627	69,859,055
Ralph Lauren Corp. (b)	18,869	2,201,446
Tapestry, Inc.	110,508	4,764,000
VF Corp.	150,816	3,455,195
		80,279,696
TOBACCO — 0.7%
Altria Group, Inc.	816,418	36,428,571
Philip Morris International, Inc.	708,154	68,867,977
		105,296,548
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	261,524	14,106,604
United Rentals, Inc.	31,743	12,562,610
W.W. Grainger, Inc.	20,607	14,194,308
		40,863,522
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	88,264	$12,929,793
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	270,877	39,233,825
TOTAL COMMON STOCKS (Cost $15,563,664,877)		15,705,014,443
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	62,578,240	62,584,498
State Street Navigator Securities Lending Portfolio II (c) (g)	164,808,273	164,808,273
TOTAL SHORT-TERM INVESTMENTS (Cost $227,398,430)		227,392,771
TOTAL INVESTMENTS — 100.9% (Cost $15,791,063,307)		15,932,407,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(149,252,825)
NET ASSETS — 100.0%		$15,783,154,389
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	317	06/16/2023	$63,107,717	$65,583,337	$2,475,620
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,705,014,443	$—	$—	$15,705,014,443
Short-Term Investments	227,392,771	—	—	227,392,771
TOTAL INVESTMENTS	$15,932,407,214	$—	$—	$15,932,407,214
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$2,475,620	$—	$—	$2,475,620
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$15,934,882,834	$—	$—	$15,934,882,834
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	145,022	$8,940,606	$3,783,127	$2,779,515	$98,051	$2,040,504	159,635	$12,082,773	$286,112
State Street Institutional Liquid Reserves Fund, Premier Class	17,034,408	17,032,705	387,888,370	342,335,107	3,934	(5,404)	62,578,240	62,584,498	840,980
State Street Navigator Securities Lending Portfolio II	24,284,921	24,284,921	779,656,814	639,133,462	—	—	164,808,273	164,808,273	119,903
Total		$50,258,232	$1,171,328,311	$984,248,084	$101,985	$2,035,100		$239,475,544	$1,246,995
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
General Dynamics Corp.	103,208	$23,553,098
L3Harris Technologies, Inc.	82,363	16,162,915
Lockheed Martin Corp.	139,646	66,014,854
Northrop Grumman Corp.	89,696	41,414,437
TransDigm Group, Inc.	21,190	15,618,089
		162,763,393
AIR FREIGHT & LOGISTICS — 0.1%
C.H. Robinson Worldwide, Inc.	55,360	5,501,123
Expeditors International of Washington, Inc.	138,045	15,201,516
		20,702,639
AUTOMOBILES — 3.1%
Tesla, Inc. (a)	2,332,231	483,844,643
BEVERAGES — 2.7%
Brown-Forman Corp. Class B	87,140	5,600,488
Coca-Cola Co.	2,191,470	135,936,884
Constellation Brands, Inc. Class A	78,984	17,841,696
Keurig Dr Pepper, Inc.	368,404	12,997,293
Monster Beverage Corp. (a)	659,862	35,639,146
PepsiCo, Inc.	1,193,143	217,509,969
		425,525,476
BIOTECHNOLOGY — 4.2%
AbbVie, Inc.	1,532,070	244,165,996
Amgen, Inc.	462,904	111,907,042
Biogen, Inc. (a)	58,560	16,281,437
Gilead Sciences, Inc.	1,080,091	89,615,150
Incyte Corp. (a)	160,194	11,577,220
Moderna, Inc. (a)	286,140	43,945,381
Regeneron Pharmaceuticals, Inc. (a)	93,379	76,726,723
Vertex Pharmaceuticals, Inc. (a)	222,363	70,059,911
		664,278,860
BROADLINE RETAIL — 2.4%
Amazon.com, Inc. (a)	3,556,560	367,357,082
Etsy, Inc. (a)	63,239	7,040,398
		374,397,480
BUILDING PRODUCTS — 0.0% (b)
Masco Corp.	138,770	6,899,644
CAPITAL MARKETS — 1.0%
Ameriprise Financial, Inc.	91,145	27,935,942
Cboe Global Markets, Inc.	61,785	8,294,018
Charles Schwab Corp.	780,835	40,900,137
FactSet Research Systems, Inc.	19,628	8,147,387
MarketAxess Holdings, Inc.	16,114	6,305,247
Moody's Corp.	64,154	19,632,407
MSCI, Inc.	39,609	22,168,761
Nasdaq, Inc.	188,259	10,292,120
Raymond James Financial, Inc.	167,817	15,652,292
		159,328,311
Security Description	Shares	Value
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	192,304	$55,231,632
Albemarle Corp.	101,486	22,432,465
CF Industries Holdings, Inc.	170,312	12,345,917
Corteva, Inc.	427,800	25,800,618
FMC Corp.	109,264	13,344,412
Linde PLC	260,221	92,492,952
Mosaic Co.	295,612	13,562,679
		235,210,675
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	44,285	20,489,784
Copart, Inc. (a)	371,840	27,966,086
Republic Services, Inc.	97,957	13,245,746
Rollins, Inc.	200,798	7,535,949
Waste Management, Inc.	189,672	30,948,780
		100,186,345
COMMUNICATIONS EQUIPMENT — 0.4%
Arista Networks, Inc. (a)	214,894	36,072,107
Motorola Solutions, Inc.	79,838	22,844,047
		58,916,154
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	124,147	20,687,856
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	68,088	11,681,177
CONSUMER FINANCE — 1.6%
American Express Co.	252,543	41,656,968
Costco Wholesale Corp.	254,226	126,317,273
Discover Financial Services	133,851	13,229,833
Dollar General Corp.	193,604	40,745,898
Dollar Tree, Inc. (a)	179,992	25,837,851
		247,787,823
DISTRIBUTORS — 0.1%
Genuine Parts Co.	87,840	14,696,511
Pool Corp.	21,489	7,358,693
		22,055,204
ELECTRIC UTILITIES — 0.2%
NRG Energy, Inc.	93,740	3,214,345
PG&E Corp. (a)	1,396,750	22,585,447
		25,799,792
ELECTRICAL EQUIPMENT — 0.1%
AMETEK, Inc.	99,452	14,453,359
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	515,219	42,103,697
CDW Corp.	73,991	14,420,106
Keysight Technologies, Inc. (a)	83,892	13,546,880
		70,070,683
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger NV	650,784	31,953,494

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.3%
Activision Blizzard, Inc.	364,684	$31,213,304
Electronic Arts, Inc.	153,212	18,454,385
		49,667,689
FINANCIAL SERVICES — 4.1%
Fiserv, Inc. (a)	380,310	42,986,439
FleetCor Technologies, Inc. (a)	33,936	7,155,406
Jack Henry & Associates, Inc.	63,216	9,527,915
Mastercard, Inc. Class A	731,814	265,948,526
Visa, Inc. Class A	1,409,372	317,757,011
		643,375,297
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	233,596	18,608,257
Bunge Ltd.	53,133	5,075,264
Campbell Soup Co.	102,808	5,652,384
General Mills, Inc.	347,016	29,655,987
Hershey Co.	127,377	32,405,983
Hormel Foods Corp.	180,992	7,217,961
Kellogg Co.	121,976	8,167,513
Lamb Weston Holdings, Inc.	124,832	13,047,441
McCormick & Co., Inc.	110,664	9,208,351
Mondelez International, Inc. Class A	638,772	44,535,184
		173,574,325
GAS UTILITIES — 0.1%
Atmos Energy Corp.	77,128	8,666,102
GROUND TRANSPORTATION — 0.7%
CSX Corp.	875,568	26,214,506
J.B. Hunt Transport Services, Inc.	72,043	12,640,665
Old Dominion Freight Line, Inc.	78,751	26,841,491
Union Pacific Corp.	264,841	53,301,899
		118,998,561
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	786,584	79,649,496
Boston Scientific Corp. (a)	658,540	32,946,756
Dexcom, Inc. (a)	334,651	38,879,753
Hologic, Inc. (a)	213,212	17,206,208
IDEXX Laboratories, Inc. (a)	35,123	17,564,310
Insulet Corp. (a)	60,107	19,171,729
Intuitive Surgical, Inc. (a)	148,678	37,982,769
ResMed, Inc.	68,675	15,039,138
		258,440,159
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Cigna Group	126,641	32,360,575
Elevance Health, Inc.	207,116	95,234,008
HCA Healthcare, Inc.	99,207	26,158,902
Humana, Inc.	69,272	33,628,785
McKesson Corp.	54,460	19,390,483
Molina Healthcare, Inc. (a)	50,749	13,574,850
Quest Diagnostics, Inc.	63,245	8,947,903
Security Description	Shares	Value
UnitedHealth Group, Inc.	810,326	$382,951,964
		612,247,470
HOTELS, RESTAURANTS & LEISURE — 1.7%
Chipotle Mexican Grill, Inc. (a)	23,915	40,853,755
Domino's Pizza, Inc.	13,871	4,575,627
Hilton Worldwide Holdings, Inc.	110,573	15,576,418
Marriott International, Inc. Class A	119,176	19,787,983
McDonald's Corp.	393,922	110,144,530
Starbucks Corp.	507,198	52,814,528
Yum! Brands, Inc.	156,294	20,643,312
		264,396,153
HOUSEHOLD DURABLES — 0.1%
DR Horton, Inc.	135,901	13,276,169
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	47,948	7,587,291
Colgate-Palmolive Co.	397,920	29,903,688
Kimberly-Clark Corp.	140,700	18,884,754
Procter & Gamble Co.	1,124,010	167,129,047
		223,504,780
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	342,060	8,236,805
INSURANCE — 1.9%
Aon PLC Class A	117,373	37,006,533
Arch Capital Group Ltd. (a)	320,840	21,775,411
Arthur J Gallagher & Co.	116,874	22,359,165
Brown & Brown, Inc.	120,314	6,908,430
Chubb Ltd.	204,916	39,790,589
Everest Re Group Ltd.	19,468	6,969,934
Globe Life, Inc.	55,160	6,068,703
Marsh & McLennan Cos., Inc.	274,886	45,782,263
Principal Financial Group, Inc.	120,376	8,946,344
Progressive Corp.	506,884	72,514,825
Travelers Cos., Inc.	107,964	18,506,109
W R Berkley Corp.	177,336	11,040,940
		297,669,246
INTERACTIVE MEDIA & SERVICES — 6.3%
Alphabet, Inc. Class A (a)	5,164,654	535,729,560
Alphabet, Inc. Class C (a)	4,502,442	468,253,968
		1,003,983,528
IT SERVICES — 0.7%
Accenture PLC Class A	267,500	76,454,175
EPAM Systems, Inc. (a)	34,011	10,169,289
Gartner, Inc. (a)	68,582	22,341,958
VeriSign, Inc. (a)	39,255	8,295,759
		117,261,181
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies, Inc.	154,152	21,325,388
Bio-Techne Corp.	65,218	4,838,523
Danaher Corp.	568,229	143,216,437
IQVIA Holdings, Inc. (a)	77,586	15,431,080

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	12,449	$19,049,584
Thermo Fisher Scientific, Inc.	339,700	195,792,889
Waters Corp. (a)	51,543	15,959,259
		415,613,160
MACHINERY — 1.4%
Caterpillar, Inc.	270,832	61,977,195
Cummins, Inc.	62,416	14,909,934
Deere & Co.	234,185	96,690,303
IDEX Corp.	37,478	8,658,542
Illinois Tool Works, Inc.	122,533	29,830,659
Snap-on, Inc.	26,480	6,537,647
		218,604,280
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,238,046	50,648,462
Nucor Corp.	218,969	33,824,141
Steel Dynamics, Inc.	144,875	16,379,568
		100,852,171
MULTI-UTILITIES — 0.2%
Sempra Energy	163,824	24,763,636
WEC Energy Group, Inc.	142,400	13,498,096
		38,261,732
OIL, GAS & CONSUMABLE FUELS — 7.0%
APA Corp.	279,005	10,060,920
Chevron Corp.	1,543,041	251,762,570
ConocoPhillips	1,060,034	105,165,973
Coterra Energy, Inc.	684,066	16,786,980
Devon Energy Corp.	566,022	28,646,373
Diamondback Energy, Inc.	159,056	21,499,600
EOG Resources, Inc.	508,824	58,326,495
EQT Corp.	318,636	10,167,675
Exxon Mobil Corp.	3,571,174	391,614,941
Hess Corp.	240,657	31,848,547
Marathon Oil Corp.	550,876	13,198,989
Marathon Petroleum Corp.	188,557	25,423,140
Occidental Petroleum Corp.	629,601	39,305,990
ONEOK, Inc.	387,828	24,642,591
Pioneer Natural Resources Co.	205,733	42,018,908
Targa Resources Corp.	196,259	14,317,094
Williams Cos., Inc.	1,054,779	31,495,701
		1,116,282,487
PHARMACEUTICALS — 6.4%
Bristol-Myers Squibb Co.	1,841,755	127,652,039
Eli Lilly & Co.	683,291	234,655,795
Johnson & Johnson	1,404,262	217,660,610
Merck & Co., Inc.	2,196,425	233,677,656
Pfizer, Inc.	4,862,822	198,403,138
		1,012,049,238
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	359,471	80,029,029
Broadridge Financial Solutions, Inc.	49,185	7,209,045
Security Description	Shares	Value
CoStar Group, Inc. (a)	353,030	$24,306,116
Equifax, Inc.	51,960	10,539,566
Leidos Holdings, Inc.	76,828	7,072,786
Paychex, Inc.	158,731	18,188,985
Verisk Analytics, Inc.	62,437	11,979,163
		159,324,690
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.0%
Advanced Micro Devices, Inc. (a)	754,119	73,911,203
Analog Devices, Inc.	206,225	40,671,694
Applied Materials, Inc.	730,244	89,695,870
Broadcom, Inc.	217,240	139,368,150
Enphase Energy, Inc. (a)	118,075	24,828,811
First Solar, Inc. (a)	86,040	18,713,700
KLA Corp.	119,891	47,856,890
Lam Research Corp.	116,863	61,951,414
Microchip Technology, Inc.	233,896	19,595,807
Monolithic Power Systems, Inc.	38,793	19,417,448
NVIDIA Corp.	2,133,093	592,509,243
NXP Semiconductors NV	132,523	24,712,226
ON Semiconductor Corp. (a)	375,309	30,895,437
QUALCOMM, Inc.	965,801	123,216,892
SolarEdge Technologies, Inc. (a)	48,228	14,658,901
Teradyne, Inc.	66,444	7,143,394
Texas Instruments, Inc.	494,465	91,975,435
		1,421,122,515
SOFTWARE — 9.9%
Adobe, Inc. (a)	186,359	71,817,168
Autodesk, Inc. (a)	103,018	21,444,227
Cadence Design Systems, Inc. (a)	237,733	49,945,326
Fair Isaac Corp. (a)	21,788	15,310,210
Fortinet, Inc. (a)	562,422	37,378,566
Gen Digital, Inc.	266,685	4,576,315
Intuit, Inc.	128,901	57,467,933
Microsoft Corp.	3,743,222	1,079,170,902
Oracle Corp.	786,664	73,096,819
Paycom Software, Inc. (a)	42,017	12,773,588
PTC, Inc. (a)	91,723	11,761,640
ServiceNow, Inc. (a)	176,333	81,945,472
Synopsys, Inc. (a)	132,001	50,985,386
Tyler Technologies, Inc. (a)	16,975	6,020,014
		1,573,693,566
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	213,546	43,635,990
Extra Space Storage, Inc. REIT	58,031	9,454,991
Iron Mountain, Inc. REIT	158,968	8,410,997
Public Storage REIT	85,067	25,702,144
SBA Communications Corp. REIT	52,376	13,673,802
VICI Properties, Inc. REIT	494,836	16,141,550

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	364,095	$10,970,182
		127,989,656
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	16,273	40,001,475
Home Depot, Inc.	467,929	138,095,207
Lowe's Cos., Inc.	361,318	72,252,760
O'Reilly Automotive, Inc. (a)	53,953	45,805,018
TJX Cos., Inc.	640,381	50,180,255
Tractor Supply Co.	95,978	22,558,669
Ulta Beauty, Inc. (a)	44,049	24,036,218
		392,929,602
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.4%
Apple, Inc.	12,893,562	2,126,148,374
TOBACCO — 0.7%
Altria Group, Inc.	806,903	36,004,012
Philip Morris International, Inc.	725,212	70,526,867
		106,530,879
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	243,678	13,143,991
W.W. Grainger, Inc.	39,092	26,926,961
		40,070,952
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc. (a)	348,711	50,507,301
TOTAL COMMON STOCKS (Cost $15,183,755,193)		15,829,821,076
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d) (Cost $16,232,212)	16,229,449	$16,231,072
TOTAL INVESTMENTS — 100.0% (Cost $15,199,987,405)		15,846,052,148
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,237,455
NET ASSETS — 100.0%		$15,847,289,603
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,829,821,076	$—	$—	$15,829,821,076
Short-Term Investment	16,231,072	—	—	16,231,072
TOTAL INVESTMENTS	$15,846,052,148	$—	$—	$15,846,052,148

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,873,678	$8,872,791	$211,903,008	$204,549,327	$5,658	$(1,058)	16,229,449	$16,231,072	$357,541
State Street Navigator Securities Lending Portfolio II	4,385,456	4,385,456	59,162,488	63,547,944	—	—	—	—	2,198
Total		$13,258,247	$271,065,496	$268,097,271	$5,658	$(1,058)		$16,231,072	$359,739
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUTOMOBILES — 1.3%
Ford Motor Co. (a)	7,410,618	$93,373,787
BANKS — 10.3%
Citigroup, Inc.	1,836,080	86,093,791
Citizens Financial Group, Inc. (a)	2,257,563	68,562,188
Comerica, Inc.	1,326,745	57,607,268
Fifth Third Bancorp	2,685,954	71,553,815
Huntington Bancshares, Inc.	6,431,285	72,030,392
KeyCorp (a)	5,265,549	65,924,673
PNC Financial Services Group, Inc.	595,955	75,745,880
Regions Financial Corp. (a)	4,135,405	76,753,117
Truist Financial Corp.	1,953,067	66,599,585
U.S. Bancorp	2,022,954	72,927,492
		713,798,201
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	639,253	101,877,751
CAPITAL MARKETS — 5.0%
Franklin Resources, Inc.	3,154,402	84,979,590
Invesco Ltd.	5,097,801	83,603,936
Morgan Stanley	988,496	86,789,949
T Rowe Price Group, Inc.	803,637	90,730,617
		346,104,092
CHEMICALS — 2.7%
Dow, Inc.	1,622,187	88,928,291
LyondellBasell Industries NV Class A	1,018,020	95,581,898
		184,510,189
CONSUMER FINANCE — 1.3%
Walgreens Boots Alliance, Inc.	2,629,840	90,939,867
CONTAINERS & PACKAGING — 4.1%
Amcor PLC	8,041,846	91,516,207
International Paper Co. (a)	2,569,014	92,638,645
Packaging Corp. of America	726,073	100,800,715
		284,955,567
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	4,927,519	94,854,741
Verizon Communications, Inc.	2,335,756	90,837,551
		185,692,292
ELECTRIC UTILITIES — 11.1%
Duke Energy Corp.	931,354	89,847,720
Edison International	1,392,085	98,267,280
Entergy Corp.	880,128	94,824,991
Evergy, Inc.	1,538,896	94,057,323
FirstEnergy Corp.	2,292,649	91,843,519
NRG Energy, Inc.	2,869,644	98,400,093
Pinnacle West Capital Corp.	1,274,794	101,014,677
Southern Co.	1,415,462	98,487,846
		766,743,449
Security Description	Shares	Value
FOOD PRODUCTS — 2.7%
Conagra Brands, Inc.	2,533,850	$95,171,406
Kraft Heinz Co.	2,370,951	91,684,675
		186,856,081
HEALTH CARE REITs — 2.3%
Healthpeak Properties, Inc. REIT	3,471,003	76,257,936
Ventas, Inc. REIT	1,851,201	80,249,563
		156,507,499
HOTELS, RESTAURANTS & LEISURE — 1.4%
Darden Restaurants, Inc.	646,741	100,348,334
HOUSEHOLD DURABLES — 2.3%
Newell Brands, Inc. (a)	5,994,366	74,569,913
Whirlpool Corp. (a)	618,157	81,609,087
		156,179,000
HOUSEHOLD PRODUCTS — 1.4%
Kimberly-Clark Corp.	701,265	94,123,788
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	820,968	86,291,946
INSURANCE — 2.1%
Lincoln National Corp.	2,902,284	65,214,321
Prudential Financial, Inc.	935,877	77,434,463
		142,648,784
IT SERVICES — 1.3%
International Business Machines Corp.	667,265	87,471,769
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc.	1,479,337	79,425,604
MACHINERY — 1.3%
Stanley Black & Decker, Inc.	1,077,386	86,815,764
MEDIA — 4.4%
Interpublic Group of Cos., Inc.	2,588,028	96,378,163
Omnicom Group, Inc.	1,096,022	103,398,715
Paramount Global Class B	4,532,467	101,119,339
		300,896,217
METALS & MINING — 1.3%
Newmont Corp.	1,768,333	86,683,684
MULTI-UTILITIES — 2.6%
Dominion Energy, Inc.	1,511,065	84,483,644
Public Service Enterprise Group, Inc.	1,548,995	96,734,738
		181,218,382
OFFICE REITs — 1.0%
Boston Properties, Inc. REIT	1,332,551	72,117,660
OIL, GAS & CONSUMABLE FUELS — 5.1%
Kinder Morgan, Inc.	5,084,075	89,022,153
ONEOK, Inc.	1,358,240	86,302,570
Phillips 66	882,265	89,444,026
Williams Cos., Inc.	3,002,903	89,666,683
		354,435,432

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 2.2%
Organon & Co.	3,005,771	$70,695,734
Viatris, Inc.	8,138,902	78,296,237
		148,991,971
RESIDENTIAL REITs — 5.3%
AvalonBay Communities, Inc. REIT	545,447	91,667,823
Equity Residential REIT	1,508,168	90,490,080
Essex Property Trust, Inc. REIT	431,950	90,338,023
UDR, Inc. REIT	2,323,684	95,410,465
		367,906,391
RETAIL REITs — 6.2%
Federal Realty Investment Trust REIT	856,105	84,608,857
Kimco Realty Corp. REIT	4,303,157	84,040,656
Realty Income Corp. REIT	1,407,023	89,092,696
Regency Centers Corp. REIT	1,433,079	87,675,773
Simon Property Group, Inc. REIT	752,581	84,266,495
		429,684,477
SPECIALIZED REITs — 6.7%
Crown Castle, Inc. REIT	649,723	86,958,926
Digital Realty Trust, Inc. REIT	882,348	86,743,632
Extra Space Storage, Inc. REIT	620,759	101,140,264
Iron Mountain, Inc. REIT (a)	1,810,379	95,787,153
VICI Properties, Inc. REIT	2,780,072	90,685,949
		461,315,924
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	641,077	77,961,374
Best Buy Co., Inc.	1,128,917	88,360,334
		166,321,708
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Seagate Technology Holdings PLC (a)	1,517,134	100,312,900
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
VF Corp.	3,120,002	71,479,246
Security Description	Shares	Value
TOBACCO — 2.7%
Altria Group, Inc.	2,108,335	$94,073,908
Philip Morris International, Inc.	931,997	90,636,708
		184,710,616
TOTAL COMMON STOCKS (Cost $7,787,659,453)		6,870,738,372
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b) (c)	17,528,381	17,530,134
State Street Navigator Securities Lending Portfolio II (d) (e)	67,188,940	67,188,940
TOTAL SHORT-TERM INVESTMENTS (Cost $84,721,550)		84,719,074
TOTAL INVESTMENTS — 100.6% (Cost $7,872,381,003)		6,955,457,446
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(42,496,738)
NET ASSETS — 100.0%		$6,912,960,708
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	06/16/2023	$36,434,773	$37,860,413	$1,425,640
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,870,738,372	$—	$—	$6,870,738,372
Short-Term Investments	84,719,074	—	—	84,719,074
TOTAL INVESTMENTS	$6,955,457,446	$—	$—	$6,955,457,446
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$1,425,640	$—	$—	$1,425,640
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,956,883,086	$—	$—	$6,956,883,086
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,462,675	$21,460,529	$385,860,934	$389,789,514	$622	$(2,437)	17,528,381	$17,530,134	$610,304
State Street Navigator Securities Lending Portfolio II	34,115,540	34,115,540	1,529,324,955	1,496,251,555	—	—	67,188,940	67,188,940	357,579
Total		$55,576,069	$1,915,185,889	$1,886,041,069	$622	$(2,437)		$84,719,074	$967,883
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Boeing Co. (a)	510,016	$108,342,699
General Dynamics Corp.	96,088	21,928,242
Howmet Aerospace, Inc.	334,102	14,155,902
Huntington Ingalls Industries, Inc.	36,073	7,467,832
L3Harris Technologies, Inc.	86,424	16,959,846
Lockheed Martin Corp.	59,955	28,342,527
Northrop Grumman Corp.	36,860	17,018,999
Raytheon Technologies Corp.	1,328,540	130,103,922
Textron, Inc.	189,911	13,413,414
TransDigm Group, Inc.	25,175	18,555,234
		376,288,617
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	48,835	4,852,734
FedEx Corp.	210,800	48,165,692
United Parcel Service, Inc. Class B	661,736	128,370,167
		181,388,593
AUTOMOBILE COMPONENTS — 0.3%
Aptiv PLC (a)	245,611	27,555,098
BorgWarner, Inc.	211,327	10,378,269
		37,933,367
AUTOMOBILES — 0.6%
Ford Motor Co.	3,549,679	44,725,955
General Motors Co.	1,264,648	46,387,289
		91,113,244
BANKS — 6.7%
Bank of America Corp.	6,327,777	180,974,422
Citigroup, Inc.	1,755,800	82,329,462
Citizens Financial Group, Inc.	446,956	13,574,054
Comerica, Inc.	118,069	5,126,556
Fifth Third Bancorp	622,743	16,589,873
First Republic Bank (b)	165,338	2,313,079
Huntington Bancshares, Inc.	1,308,131	14,651,067
JPMorgan Chase & Co.	2,659,222	346,523,219
KeyCorp	847,121	10,605,955
M&T Bank Corp.	153,729	18,381,377
PNC Financial Services Group, Inc.	363,454	46,195,003
Regions Financial Corp.	847,653	15,732,440
Truist Financial Corp.	1,202,785	41,014,968
U.S. Bancorp	1,263,542	45,550,689
Wells Fargo & Co.	3,453,492	129,091,531
Zions Bancorp NA (b)	135,121	4,044,172
		972,697,867
BEVERAGES — 0.8%
Brown-Forman Corp. Class B	74,548	4,791,200
Coca-Cola Co.	1,234,998	76,606,926
Constellation Brands, Inc. Class A	64,941	14,669,522
Keurig Dr Pepper, Inc.	385,884	13,613,988
Security Description	Shares	Value
Molson Coors Beverage Co. Class B	169,716	$8,770,923
		118,452,559
BIOTECHNOLOGY — 0.1%
Biogen, Inc. (a)	69,064	19,201,864
BROADLINE RETAIL — 3.3%
Amazon.com, Inc. (a)	4,365,297	450,891,527
eBay, Inc.	491,756	21,819,214
Etsy, Inc. (a) (b)	47,518	5,290,179
		478,000,920
BUILDING PRODUCTS — 0.9%
A O Smith Corp.	114,635	7,927,010
Allegion PLC	79,415	8,475,963
Carrier Global Corp.	757,236	34,643,547
Johnson Controls International PLC	624,909	37,632,020
Masco Corp.	59,227	2,944,766
Trane Technologies PLC	207,721	38,216,510
		129,839,816
CAPITAL MARKETS — 4.9%
Bank of New York Mellon Corp.	666,179	30,271,174
BlackRock, Inc.	135,781	90,853,783
Cboe Global Markets, Inc.	31,849	4,275,410
Charles Schwab Corp.	567,401	29,720,464
CME Group, Inc.	325,780	62,393,386
FactSet Research Systems, Inc.	13,729	5,698,771
Franklin Resources, Inc.	256,578	6,912,211
Goldman Sachs Group, Inc.	306,825	100,365,526
Intercontinental Exchange, Inc.	506,219	52,793,579
Invesco Ltd.	410,385	6,730,314
MarketAxess Holdings, Inc.	17,765	6,951,267
Moody's Corp.	75,504	23,105,734
Morgan Stanley	1,184,833	104,028,337
MSCI, Inc.	31,443	17,598,333
Nasdaq, Inc.	110,471	6,039,449
Northern Trust Corp.	189,367	16,688,914
S&P Global, Inc.	298,285	102,839,719
State Street Corp. (c)	316,541	23,958,988
T Rowe Price Group, Inc.	202,811	22,897,362
		714,122,721
CHEMICALS — 2.1%
Celanese Corp.	89,914	9,790,735
Corteva, Inc.	201,298	12,140,282
Dow, Inc.	637,363	34,940,240
DuPont de Nemours, Inc.	415,314	29,807,086
Eastman Chemical Co.	108,488	9,149,878
Ecolab, Inc.	225,136	37,266,762
International Flavors & Fragrances, Inc.	231,156	21,257,106
Linde PLC	174,381	61,981,983
LyondellBasell Industries NV Class A	230,410	21,633,195
PPG Industries, Inc.	212,673	28,408,859

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	213,743	$48,043,014
		314,419,140
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	32,419	14,999,623
Republic Services, Inc.	83,337	11,268,829
Waste Management, Inc.	138,945	22,671,656
		48,940,108
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	3,722,447	194,590,917
F5, Inc. (a)	53,851	7,845,552
Juniper Networks, Inc.	293,221	10,092,667
Motorola Solutions, Inc.	67,921	19,434,236
		231,963,372
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	56,214	19,959,343
Vulcan Materials Co.	49,170	8,435,605
		28,394,948
CONSUMER FINANCE — 3.5%
American Express Co.	276,768	45,652,882
Capital One Financial Corp.	346,562	33,325,402
Costco Wholesale Corp.	136,462	67,803,874
Discover Financial Services	101,754	10,057,365
Kroger Co.	590,091	29,132,793
Synchrony Financial	396,465	11,529,202
Sysco Corp.	459,951	35,522,016
Target Corp.	417,402	69,134,293
Walgreens Boots Alliance, Inc.	650,625	22,498,612
Walmart, Inc.	1,271,702	187,512,460
		512,168,899
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,351,049	15,374,937
Avery Dennison Corp.	73,672	13,182,131
Ball Corp.	284,832	15,697,091
International Paper Co.	323,295	11,658,018
Packaging Corp. of America	83,437	11,583,559
Sealed Air Corp.	130,836	6,006,681
Westrock Co.	229,812	7,002,372
		80,504,789
DISTRIBUTORS — 0.2%
Genuine Parts Co.	35,651	5,964,769
LKQ Corp.	230,745	13,097,086
Pool Corp. (b)	12,962	4,438,707
		23,500,562
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	6,459,460	124,344,605
Verizon Communications, Inc.	3,806,029	148,016,468
		272,361,073
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	228,035	12,177,069
American Electric Power Co., Inc.	466,208	42,420,266
Security Description	Shares	Value
Constellation Energy Corp.	296,509	$23,275,956
Duke Energy Corp.	698,312	67,366,159
Edison International	346,433	24,454,705
Entergy Corp.	184,384	19,865,532
Evergy, Inc.	208,673	12,754,094
Eversource Energy	315,580	24,697,291
Exelon Corp.	901,459	37,762,117
FirstEnergy Corp.	492,423	19,726,465
NextEra Energy, Inc.	1,801,144	138,832,180
NRG Energy, Inc.	110,538	3,790,348
Pinnacle West Capital Corp.	102,370	8,111,799
PPL Corp.	667,938	18,561,997
Southern Co.	986,820	68,662,936
Xcel Energy, Inc.	496,783	33,503,046
		555,961,960
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	103,885	15,097,607
Eaton Corp. PLC	360,830	61,824,612
Emerson Electric Co.	518,202	45,156,122
Generac Holdings, Inc. (a) (b)	57,241	6,182,601
Rockwell Automation, Inc. (b)	103,702	30,431,352
		158,692,294
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
CDW Corp.	45,831	8,932,004
Corning, Inc.	690,415	24,357,841
Keysight Technologies, Inc. (a)	74,910	12,096,467
TE Connectivity Ltd.	286,967	37,635,722
Teledyne Technologies, Inc. (a)	42,504	19,014,589
Trimble, Inc. (a)	224,196	11,752,354
Zebra Technologies Corp. Class A (a)	46,395	14,753,610
		128,542,587
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	906,908	26,173,365
Halliburton Co.	822,910	26,036,872
Schlumberger NV	603,722	29,642,750
		81,852,987
ENTERTAINMENT — 2.7%
Activision Blizzard, Inc.	264,747	22,659,696
Electronic Arts, Inc.	75,617	9,108,068
Live Nation Entertainment, Inc. (a)	129,073	9,035,110
Netflix, Inc. (a)	403,569	139,425,018
Take-Two Interactive Software, Inc. (a)	143,182	17,081,612
Walt Disney Co. (a)	1,656,563	165,871,653
Warner Bros Discovery, Inc. (a)	2,002,730	30,241,223
		393,422,380
FINANCIAL SERVICES — 4.5%
Berkshire Hathaway, Inc. Class B (a)	1,633,368	504,335,037

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc.	538,469	$29,255,021
Fiserv, Inc. (a)	178,484	20,174,046
FleetCor Technologies, Inc. (a)	31,916	6,729,489
Global Payments, Inc.	238,661	25,116,684
PayPal Holdings, Inc. (a)	1,025,947	77,910,415
		663,520,692
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	254,167	20,246,943
Bunge Ltd.	80,278	7,668,155
Campbell Soup Co.	74,605	4,101,783
Conagra Brands, Inc.	435,548	16,359,183
General Mills, Inc.	172,591	14,749,627
Hormel Foods Corp.	73,356	2,925,437
J.M. Smucker Co.	96,866	15,243,802
Kellogg Co.	103,826	6,952,189
Kraft Heinz Co.	720,939	27,878,711
McCormick & Co., Inc.	110,607	9,203,608
Mondelez International, Inc. Class A	570,154	39,751,137
Tyson Foods, Inc. Class A	259,021	15,365,126
		180,445,701
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	49,234	5,531,932
GROUND TRANSPORTATION — 0.9%
CSX Corp.	990,102	29,643,654
Norfolk Southern Corp.	206,392	43,755,104
Union Pacific Corp.	277,234	55,796,115
		129,194,873
HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Abbott Laboratories	758,570	76,812,798
Align Technology, Inc. (a)	66,024	22,061,259
Baxter International, Inc.	456,984	18,535,271
Becton Dickinson & Co.	257,375	63,710,607
Boston Scientific Corp. (a)	609,814	30,508,994
Cooper Cos., Inc.	45,005	16,803,067
DENTSPLY SIRONA, Inc.	194,241	7,629,786
Edwards Lifesciences Corp. (a)	561,023	46,413,433
GE HealthCare Technologies, Inc. (a)	330,269	27,091,966
IDEXX Laboratories, Inc. (a)	38,535	19,270,583
Intuitive Surgical, Inc. (a)	161,799	41,334,791
Medtronic PLC	1,204,873	97,136,861
ResMed, Inc.	60,621	13,275,393
STERIS PLC	90,281	17,268,950
Stryker Corp.	305,026	87,075,772
Teleflex, Inc.	42,338	10,724,639
Zimmer Biomet Holdings, Inc.	189,838	24,527,070
		620,181,240
HEALTH CARE PROVIDERS & SERVICES — 2.1%
AmerisourceBergen Corp.	146,792	23,502,867
Cardinal Health, Inc.	233,386	17,620,643
Centene Corp. (a)	499,115	31,549,059
Security Description	Shares	Value
Cigna Group	138,297	$35,339,032
CVS Health Corp.	1,164,001	86,496,914
DaVita, Inc. (a)	49,625	4,025,084
HCA Healthcare, Inc.	88,589	23,359,148
Henry Schein, Inc. (a)	123,426	10,064,156
Humana, Inc.	40,648	19,732,978
Laboratory Corp. of America Holdings	80,547	18,479,093
McKesson Corp.	67,287	23,957,536
Quest Diagnostics, Inc.	34,926	4,941,331
Universal Health Services, Inc. Class B	58,018	7,374,088
		306,441,929
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	488,010	10,721,580
Ventas, Inc. REIT	362,243	15,703,234
Welltower, Inc. REIT (b)	427,839	30,671,778
		57,096,592
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	650,183	10,721,518
HOTELS, RESTAURANTS & LEISURE — 2.6%
Booking Holdings, Inc. (a)	35,092	93,078,372
Caesars Entertainment, Inc. (a)	193,906	9,464,552
Carnival Corp. (a) (b)	904,374	9,179,396
Darden Restaurants, Inc.	111,258	17,262,791
Domino's Pizza, Inc.	17,688	5,834,741
Expedia Group, Inc. (a)	133,841	12,986,592
Hilton Worldwide Holdings, Inc.	125,336	17,656,082
Las Vegas Sands Corp. (a)	297,812	17,109,299
Marriott International, Inc. Class A	119,429	19,829,991
McDonald's Corp.	252,534	70,611,032
MGM Resorts International	289,903	12,877,491
Norwegian Cruise Line Holdings Ltd. (a) (b)	380,834	5,122,217
Royal Caribbean Cruises Ltd. (a) (b)	199,124	13,002,797
Starbucks Corp.	510,096	53,116,297
Wynn Resorts Ltd. (a)	93,174	10,427,102
Yum! Brands, Inc.	91,518	12,087,698
		379,646,450
HOUSEHOLD DURABLES — 0.7%
DR Horton, Inc. (b)	142,069	13,878,721
Garmin Ltd.	139,422	14,070,468
Lennar Corp. Class A	231,167	24,297,963
Mohawk Industries, Inc. (a)	47,464	4,756,842
Newell Brands, Inc. (b)	339,730	4,226,241
NVR, Inc. (a)	2,973	16,566,121
PulteGroup, Inc.	205,709	11,988,721
Whirlpool Corp.	49,156	6,489,575
		96,274,652

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	221,122	$19,549,396
Clorox Co.	61,086	9,666,248
Colgate-Palmolive Co.	340,032	25,553,405
Kimberly-Clark Corp.	159,342	21,386,883
Procter & Gamble Co.	962,743	143,150,257
		219,306,189
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	247,207	5,952,745
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	498,987	52,448,523
General Electric Co.	987,586	94,413,222
Honeywell International, Inc.	605,576	115,737,685
		262,599,430
INDUSTRIAL REITs — 0.7%
Prologis, Inc. REIT	836,571	104,378,964
INSURANCE — 2.5%
Aflac, Inc.	507,563	32,747,965
Allstate Corp.	238,611	26,440,485
American International Group, Inc.	674,074	33,946,367
Aon PLC Class A	63,679	20,077,352
Arthur J Gallagher & Co.	68,358	13,077,569
Assurant, Inc.	47,559	5,710,409
Brown & Brown, Inc.	87,167	5,005,129
Chubb Ltd.	161,302	31,321,622
Cincinnati Financial Corp.	142,633	15,986,307
Everest Re Group Ltd.	14,902	5,335,214
Globe Life, Inc.	24,743	2,722,225
Hartford Financial Services Group, Inc.	288,585	20,111,489
Lincoln National Corp.	139,205	3,127,936
Loews Corp.	177,983	10,326,574
Marsh & McLennan Cos., Inc.	161,592	26,913,148
MetLife, Inc.	598,016	34,649,047
Principal Financial Group, Inc.	80,289	5,967,078
Prudential Financial, Inc.	332,953	27,548,531
Travelers Cos., Inc.	96,675	16,571,062
Willis Towers Watson PLC	96,517	22,428,620
		360,014,129
INTERACTIVE MEDIA & SERVICES — 3.0%
Match Group, Inc. (a)	254,089	9,754,477
Meta Platforms, Inc. Class A (a)	2,017,913	427,676,481
		437,430,958
IT SERVICES — 1.7%
Accenture PLC Class A	291,003	83,171,567
Akamai Technologies, Inc. (a)	141,989	11,117,739
Cognizant Technology Solutions Corp. Class A	461,746	28,134,184
DXC Technology Co. (a)	207,886	5,313,566
EPAM Systems, Inc. (a)	16,998	5,082,402
Security Description	Shares	Value
International Business Machines Corp.	819,698	$107,454,211
VeriSign, Inc. (a)	42,468	8,974,762
		249,248,431
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	117,503	6,308,736
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	107,462	14,866,293
Bio-Rad Laboratories, Inc. Class A (a)	19,306	9,247,960
Bio-Techne Corp.	73,907	5,483,160
Charles River Laboratories International, Inc. (a)	46,491	9,382,814
Illumina, Inc. (a)	142,446	33,125,817
IQVIA Holdings, Inc. (a)	87,766	17,455,780
Mettler-Toledo International, Inc. (a)	7,042	10,775,739
PerkinElmer, Inc.	114,609	15,272,795
West Pharmaceutical Services, Inc.	67,470	23,376,331
		138,986,689
MACHINERY — 2.3%
Caterpillar, Inc.	189,022	43,255,794
Cummins, Inc.	62,587	14,950,783
Dover Corp.	127,262	19,336,188
Fortive Corp.	320,689	21,861,369
IDEX Corp.	29,351	6,780,962
Illinois Tool Works, Inc.	124,309	30,263,026
Ingersoll Rand, Inc.	367,412	21,376,030
Nordson Corp.	48,478	10,774,720
Otis Worldwide Corp.	377,070	31,824,708
PACCAR, Inc.	472,435	34,582,242
Parker-Hannifin Corp.	116,625	39,198,829
Pentair PLC	148,501	8,207,650
Snap-on, Inc.	20,591	5,083,712
Stanley Black & Decker, Inc. (b)	133,496	10,757,108
Westinghouse Air Brake Technologies Corp.	164,996	16,674,496
Xylem, Inc.	163,500	17,118,450
		332,046,067
MEDIA — 1.7%
Charter Communications, Inc. Class A (a)	95,700	34,223,277
Comcast Corp. Class A	3,814,032	144,589,953
DISH Network Corp. Class A (a) (b)	226,956	2,117,500
Fox Corp. Class A (b)	273,383	9,308,691
Fox Corp. Class B	126,249	3,952,856
Interpublic Group of Cos., Inc.	353,057	13,147,843
News Corp. Class A (b)	345,595	5,968,426
News Corp. Class B (b)	106,460	1,855,598
Omnicom Group, Inc.	185,003	17,453,183
Paramount Global Class B	456,166	10,177,063
		242,794,390

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 0.2%
Newmont Corp.	720,398	$35,313,910
MULTI-UTILITIES — 1.5%
Ameren Corp.	234,183	20,231,069
CenterPoint Energy, Inc.	570,813	16,816,151
CMS Energy Corp.	263,354	16,164,669
Consolidated Edison, Inc.	321,312	30,739,919
Dominion Energy, Inc.	755,799	42,256,722
DTE Energy Co.	175,342	19,206,963
NiSource, Inc.	367,084	10,263,669
Public Service Enterprise Group, Inc.	451,994	28,227,025
Sempra Energy	113,933	17,222,112
WEC Energy Group, Inc.	137,658	13,048,602
		214,176,901
OFFICE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	142,748	17,927,722
Boston Properties, Inc. REIT	128,886	6,975,310
		24,903,032
OIL, GAS & CONSUMABLE FUELS — 1.0%
Kinder Morgan, Inc.	1,791,227	31,364,385
Marathon Petroleum Corp.	213,946	28,846,339
Phillips 66	422,530	42,836,091
Valero Energy Corp.	349,546	48,796,622
		151,843,437
PASSENGER AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	114,604	4,808,784
American Airlines Group, Inc. (a) (b)	587,208	8,661,318
Delta Air Lines, Inc. (a)	581,483	20,305,386
Southwest Airlines Co.	538,531	17,523,799
United Airlines Holdings, Inc. (a)	296,922	13,138,798
		64,438,085
PERSONAL CARE PRODUCTS — 0.4%
Estee Lauder Cos., Inc. Class A	209,855	51,720,863
PHARMACEUTICALS — 1.6%
Catalent, Inc. (a)	162,450	10,674,589
Johnson & Johnson	900,207	139,532,085
Organon & Co.	229,876	5,406,684
Viatris, Inc.	1,101,737	10,598,710
Zoetis, Inc.	422,510	70,322,564
		236,534,632
PROFESSIONAL SERVICES — 0.5%
Broadridge Financial Solutions, Inc.	55,131	8,080,551
Equifax, Inc.	56,359	11,431,859
Jacobs Solutions, Inc.	116,049	13,636,918
Leidos Holdings, Inc.	43,246	3,981,227
Paychex, Inc.	125,531	14,384,597
Robert Half International, Inc.	97,870	7,885,386
Security Description	Shares	Value
Verisk Analytics, Inc.	76,122	$14,604,767
		74,005,305
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	286,400	20,852,784
RESIDENTIAL REITs — 0.7%
AvalonBay Communities, Inc. REIT	126,619	21,279,589
Camden Property Trust REIT	99,776	10,460,516
Equity Residential REIT	308,472	18,508,320
Essex Property Trust, Inc. REIT	58,897	12,317,719
Invitation Homes, Inc. REIT	526,511	16,442,939
Mid-America Apartment Communities, Inc. REIT	104,612	15,800,596
UDR, Inc. REIT	277,885	11,409,958
		106,219,637
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	66,154	6,538,000
Kimco Realty Corp. REIT	562,418	10,984,024
Realty Income Corp. REIT	569,317	36,049,152
Regency Centers Corp. REIT	140,330	8,585,389
Simon Property Group, Inc. REIT	296,939	33,248,260
		95,404,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Micro Devices, Inc. (a)	672,317	65,893,789
Analog Devices, Inc.	243,543	48,031,551
Broadcom, Inc.	151,659	97,295,315
Intel Corp.	3,739,635	122,173,875
Microchip Technology, Inc.	254,582	21,328,880
Micron Technology, Inc.	985,341	59,455,476
NXP Semiconductors NV	96,709	18,033,811
Qorvo, Inc. (a)	91,500	9,293,655
Skyworks Solutions, Inc.	145,797	17,201,130
Teradyne, Inc.	71,785	7,717,605
Texas Instruments, Inc.	304,633	56,664,784
		523,089,871
SOFTWARE — 8.9%
Adobe, Inc. (a)	219,775	84,694,692
ANSYS, Inc. (a)	79,004	26,292,531
Autodesk, Inc. (a)	88,301	18,380,736
Ceridian HCM Holding, Inc. (a)	139,978	10,249,189
Gen Digital, Inc.	246,228	4,225,272
Intuit, Inc.	119,950	53,477,309
Microsoft Corp.	2,834,579	817,209,126
Oracle Corp.	571,142	53,070,515
Roper Technologies, Inc.	96,522	42,536,280
Salesforce, Inc. (a)	905,978	180,996,285
Tyler Technologies, Inc. (a)	19,827	7,031,447
		1,298,163,382

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.7%
American Tower Corp. REIT	198,321	$40,524,913
Crown Castle, Inc. REIT	392,484	52,530,059
Digital Realty Trust, Inc. REIT	260,632	25,622,732
Equinix, Inc. REIT	83,641	60,308,507
Extra Space Storage, Inc. REIT	61,237	9,977,344
Iron Mountain, Inc. REIT	96,963	5,130,312
Public Storage REIT	54,053	16,331,574
SBA Communications Corp. REIT	43,219	11,283,184
VICI Properties, Inc. REIT	391,159	12,759,607
Weyerhaeuser Co. REIT	285,880	8,613,564
		243,081,796
SPECIALTY RETAIL — 1.8%
Advance Auto Parts, Inc.	54,569	6,636,136
Bath & Body Works, Inc.	206,246	7,544,479
Best Buy Co., Inc.	178,486	13,970,099
CarMax, Inc. (a) (b)	142,739	9,175,263
Home Depot, Inc.	434,084	128,106,870
Lowe's Cos., Inc.	169,802	33,955,306
Ross Stores, Inc.	311,973	33,109,694
TJX Cos., Inc.	378,521	29,660,906
		262,158,753
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	1,167,421	18,597,016
HP, Inc.	783,820	23,005,117
NetApp, Inc.	197,661	12,620,655
Seagate Technology Holdings PLC	174,699	11,551,098
Western Digital Corp. (a)	288,849	10,880,942
		76,654,828
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
NIKE, Inc. Class B	1,129,271	138,493,795
Ralph Lauren Corp.	37,224	4,342,924
Tapestry, Inc. (b)	213,962	9,223,902
VF Corp.	298,248	6,832,862
		158,893,483
TOBACCO — 0.7%
Altria Group, Inc.	781,014	34,848,845
Philip Morris International, Inc.	646,690	62,890,602
		97,739,447
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	265,254	$14,307,801
United Rentals, Inc.	62,688	24,809,403
		39,117,204
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	175,201	25,665,194
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	171,826	24,887,278
TOTAL COMMON STOCKS (Cost $14,880,455,503)		14,582,751,621
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	19,002,180	19,004,081
State Street Navigator Securities Lending Portfolio II (c) (g)	42,982,433	42,982,433
TOTAL SHORT-TERM INVESTMENTS (Cost $61,987,420)		61,986,514
TOTAL INVESTMENTS — 100.2% (Cost $14,942,442,923)		14,644,738,135
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,861,839)
NET ASSETS — 100.0%		$14,614,876,296
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,582,751,621	$—	$—	$14,582,751,621
Short-Term Investments	61,986,514	—	—	61,986,514
TOTAL INVESTMENTS	$14,644,738,135	$—	$—	$14,644,738,135

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	273,716	$16,874,591	$13,295,006	$9,700,854	$(753,694)	$4,243,939	316,541	$23,958,988	$597,081
State Street Institutional Liquid Reserves Fund, Premier Class	10,884,249	10,883,160	400,575,535	392,459,520	5,621	(715)	19,002,180	19,004,081	572,375
State Street Navigator Securities Lending Portfolio II	10,551,864	10,551,864	628,829,112	596,398,543	—	—	42,982,433	42,982,433	91,192
Total		$38,309,615	$1,042,699,653	$998,558,917	$(748,073)	$4,243,224		$85,945,502	$1,260,648
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a) (b)	179,057	$9,767,559
Aerojet Rocketdyne Holdings, Inc. (a) (b)	416,278	23,382,335
AeroVironment, Inc. (a) (b)	137,530	12,606,000
Kaman Corp.	152,833	3,493,762
Moog, Inc. Class A	157,336	15,851,602
National Presto Industries, Inc.	28,217	2,034,164
Triumph Group, Inc. (a)	354,667	4,110,591
		71,246,013
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	146,099	15,743,628
Hub Group, Inc. Class A (a)	178,860	15,013,509
		30,757,137
AUTOMOBILE COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	621,769	4,856,016
Dorman Products, Inc. (a)	154,534	13,330,103
Gentherm, Inc. (a)	182,027	10,998,071
LCI Industries (b)	139,745	15,353,783
Patrick Industries, Inc. (b)	118,432	8,149,306
Standard Motor Products, Inc.	105,093	3,878,983
XPEL, Inc. (a) (b)	107,881	7,330,514
		63,896,776
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	167,503	9,664,923
BANKS — 9.5%
Ameris Bancorp	356,235	13,031,076
Atlantic Union Bankshares Corp.	410,559	14,390,093
Axos Financial, Inc. (a)	292,694	10,806,263
Banc of California, Inc.	297,606	3,729,003
BancFirst Corp.	95,888	7,968,293
Bancorp, Inc. (a)	305,373	8,504,638
BankUnited, Inc. (b)	416,186	9,397,480
Banner Corp.	187,506	10,194,701
Berkshire Hills Bancorp, Inc.	244,349	6,123,386
Brookline Bancorp, Inc.	476,641	5,004,731
Capitol Federal Financial, Inc.	697,816	4,696,302
Central Pacific Financial Corp.	147,441	2,639,194
City Holding Co. (b)	81,273	7,386,090
Community Bank System, Inc.	295,265	15,498,460
Customers Bancorp, Inc. (a) (b)	166,040	3,075,061
CVB Financial Corp.	720,209	12,013,086
Dime Community Bancshares, Inc.	175,776	3,993,631
Eagle Bancorp, Inc.	172,636	5,778,127
FB Financial Corp.	193,104	6,001,672
First BanCorp (c)	1,001,536	11,437,541
First BanCorp (c)	222,144	7,890,555
First Commonwealth Financial Corp.	561,040	6,973,727
First Financial Bancorp	519,883	11,317,853
Security Description	Shares	Value
First Hawaiian, Inc.	697,757	$14,394,727
Hanmi Financial Corp.	166,316	3,088,488
Heritage Financial Corp.	192,527	4,120,078
Hilltop Holdings, Inc. (b)	251,384	7,458,563
HomeStreet, Inc.	100,808	1,813,536
Hope Bancorp, Inc.	657,803	6,459,625
Independent Bank Corp.	249,958	16,402,244
Independent Bank Group, Inc. (b)	194,299	9,005,759
Lakeland Financial Corp.	139,466	8,736,150
National Bank Holdings Corp. Class A	207,024	6,927,023
NBT Bancorp, Inc. (b)	235,016	7,922,365
Northfield Bancorp, Inc.	225,890	2,660,984
Northwest Bancshares, Inc.	696,757	8,381,987
OFG Bancorp	261,983	6,533,856
Pacific Premier Bancorp, Inc.	520,708	12,507,406
Park National Corp. (b)	79,153	9,385,171
Pathward Financial, Inc.	150,882	6,260,094
Preferred Bank	72,415	3,969,066
Provident Financial Services, Inc.	411,790	7,898,132
Renasant Corp.	306,863	9,383,871
S&T Bancorp, Inc.	213,491	6,714,292
Seacoast Banking Corp. of Florida	458,470	10,865,739
ServisFirst Bancshares, Inc. (b)	267,834	14,631,771
Simmons First National Corp. Class A	696,195	12,176,451
Southside Bancshares, Inc. (b)	165,121	5,482,017
Stellar Bancorp, Inc.	246,414	6,064,249
Tompkins Financial Corp.	68,154	4,512,476
Triumph Financial, Inc. (a)	124,470	7,226,728
TrustCo Bank Corp. NY	104,532	3,338,752
Trustmark Corp.	335,460	8,285,862
United Community Banks, Inc.	631,360	17,753,843
Veritex Holdings, Inc.	297,717	5,436,312
Washington Federal, Inc.	359,620	10,831,754
Westamerica BanCorp	148,145	6,562,824
WSFS Financial Corp.	337,593	12,696,873
		473,740,031
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	84,740	8,196,053
National Beverage Corp. (a)	128,459	6,772,358
		14,968,411
BIOTECHNOLOGY — 2.3%
Anika Therapeutics, Inc. (a)	81,329	2,335,769
Arcus Biosciences, Inc. (a) (b)	282,951	5,161,026
Avid Bioservices, Inc. (a)	343,188	6,438,207
Catalyst Pharmaceuticals, Inc. (a) (b)	525,153	8,707,037
Coherus Biosciences, Inc. (a) (b)	365,097	2,497,263
Cytokinetics, Inc. (a) (b)	518,286	18,238,484

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	653,322	$6,409,089
Eagle Pharmaceuticals, Inc. (a) (b)	59,390	1,684,894
Emergent BioSolutions, Inc. (a)	250,455	2,594,714
Enanta Pharmaceuticals, Inc. (a)	107,709	4,355,752
Ironwood Pharmaceuticals, Inc. (a)	734,403	7,725,920
iTeos Therapeutics, Inc. (a)	138,939	1,890,960
Myriad Genetics, Inc. (a)	444,244	10,319,788
REGENXBIO, Inc. (a)	204,337	3,864,013
Tobira Therapeutics, Inc. CVR (a)	740	3,352
uniQure NV (a) (b)	223,525	4,501,794
Vanda Pharmaceuticals, Inc. (a)	322,043	2,186,672
Vericel Corp. (a) (b)	259,814	7,617,746
Vir Biotechnology, Inc. (a)	416,038	9,681,204
Xencor, Inc. (a)	328,660	9,166,327
		115,380,011
BROADLINE RETAIL — 0.0% (d)
Big Lots, Inc.	162,485	1,780,836
BUILDING PRODUCTS — 1.8%
AAON, Inc.	230,098	22,248,176
American Woodmark Corp. (a) (b)	91,177	4,747,586
Apogee Enterprises, Inc.	122,471	5,296,871
AZZ, Inc.	137,151	5,656,107
Gibraltar Industries, Inc. (a)	170,440	8,266,340
Griffon Corp.	261,137	8,358,995
Insteel Industries, Inc.	105,249	2,928,027
Masterbrand, Inc. (a)	706,574	5,680,855
PGT Innovations, Inc. (a)	328,495	8,248,510
Quanex Building Products Corp.	180,079	3,877,101
Resideo Technologies, Inc. (a)	799,093	14,607,420
		89,915,988
CAPITAL MARKETS — 1.0%
Avantax, Inc. (a)	219,353	5,773,371
B Riley Financial, Inc. (b)	89,881	2,551,722
Brightsphere Investment Group, Inc.	175,223	4,131,758
Donnelley Financial Solutions, Inc. (a) (b)	137,154	5,604,112
Piper Sandler Cos.	74,920	10,384,661
StoneX Group, Inc. (a)	96,292	9,969,111
Virtus Investment Partners, Inc.	37,209	7,084,222
WisdomTree, Inc. (b)	622,962	3,650,557
		49,149,514
CHEMICALS — 2.9%
AdvanSix, Inc.	151,909	5,813,557
American Vanguard Corp.	152,874	3,344,883
Balchem Corp.	175,888	22,246,314
FutureFuel Corp.	145,853	1,076,395
Hawkins, Inc.	103,355	4,524,882
Security Description	Shares	Value
HB Fuller Co.	294,130	$20,133,198
Innospec, Inc.	136,134	13,976,878
Koppers Holdings, Inc.	113,978	3,985,811
Livent Corp. (a) (b)	982,264	21,334,774
Mativ Holdings, Inc. (b)	302,534	6,495,405
Minerals Technologies, Inc.	177,889	10,748,053
Quaker Chemical Corp. (b)	74,717	14,790,230
Rayonier Advanced Materials, Inc. (a)	356,276	2,233,851
Stepan Co.	115,494	11,899,347
Trinseo PLC	189,548	3,952,076
		146,555,654
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	362,031	16,269,673
Brady Corp. Class A	253,174	13,603,039
CoreCivic, Inc. REIT (a)	633,436	5,827,611
Deluxe Corp.	233,687	3,738,992
GEO Group, Inc. (a) (b)	684,227	5,398,551
Harsco Corp. (a)	430,150	2,937,925
Healthcare Services Group, Inc.	408,307	5,663,218
HNI Corp.	227,826	6,342,676
Interface, Inc.	317,367	2,577,020
KAR Auction Services, Inc. (a)	599,297	8,198,383
Liquidity Services, Inc. (a)	128,971	1,698,548
Matthews International Corp. Class A	167,509	6,040,375
MillerKnoll, Inc. (b)	413,534	8,456,770
Pitney Bowes, Inc. (b)	908,018	3,532,190
UniFirst Corp.	82,662	14,567,524
Viad Corp. (a)	116,508	2,428,027
		107,280,522
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN Holdings, Inc.	389,255	6,173,584
Clearfield, Inc. (a) (b)	68,908	3,209,735
Comtech Telecommunications Corp.	151,480	1,890,470
Digi International, Inc. (a) (b)	194,962	6,566,320
Extreme Networks, Inc. (a)	707,901	13,535,067
Harmonic, Inc. (a) (b)	602,884	8,796,078
NETGEAR, Inc. (a)	163,026	3,017,611
NetScout Systems, Inc. (a)	369,583	10,588,553
Viasat, Inc. (a) (b)	419,637	14,200,516
Viavi Solutions, Inc. (a)	1,231,742	13,339,766
		81,317,700
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	264,888	16,717,082
Comfort Systems USA, Inc.	195,808	28,580,136
Dycom Industries, Inc. (a)	162,412	15,209,884
Granite Construction, Inc. (b)	239,191	9,825,966
MYR Group, Inc. (a)	90,723	11,432,005
		81,765,073
CONSUMER FINANCE — 1.1%
Bread Financial Holdings, Inc.	274,257	8,315,472
Chefs' Warehouse, Inc. (a) (b)	187,560	6,386,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Encore Capital Group, Inc. (a) (b)	128,103	$6,462,796
Enova International, Inc. (a)	171,863	7,635,873
EZCORP, Inc. Class A (a) (b)	284,369	2,445,573
Green Dot Corp. Class A (a)	253,709	4,358,721
LendingTree, Inc. (a)	62,175	1,657,586
PRA Group, Inc. (a)	213,253	8,308,337
PROG Holdings, Inc. (a) (b)	275,477	6,553,598
World Acceptance Corp. (a) (b)	18,241	1,519,293
		53,643,667
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc.	170,469	7,043,779
PriceSmart, Inc.	137,877	9,855,448
SpartanNash Co.	193,403	4,796,394
United Natural Foods, Inc. (a)	329,717	8,688,043
		30,383,664
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	199,113	4,266,991
O-I Glass, Inc. (a)	847,890	19,255,582
		23,522,573
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	248,628	9,602,013
Frontdoor, Inc. (a)	446,711	12,454,303
Mister Car Wash, Inc. (a) (b)	432,588	3,728,909
Perdoceo Education Corp. (a)	364,610	4,896,712
Strategic Education, Inc. (b)	122,021	10,961,146
Stride, Inc. (a)	224,596	8,815,393
		50,458,476
DIVERSIFIED REITs — 1.0%
Alexander & Baldwin, Inc. REIT	399,007	7,545,222
American Assets Trust, Inc. REIT	283,542	5,271,046
Armada Hoffler Properties, Inc. REIT	367,385	4,338,817
Essential Properties Realty Trust, Inc. REIT	779,702	19,375,595
Global Net Lease, Inc. REIT (b)	571,298	7,346,892
iStar, Inc. REIT (a) (b)	213,583	6,272,948
		50,150,520
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	60,301	2,467,517
Cogent Communications Holdings, Inc.	234,136	14,919,146
Consolidated Communications Holdings, Inc. (a)	412,215	1,063,515
Lumen Technologies, Inc. (b)	5,064,324	13,420,458
		31,870,636
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	228,075	16,482,980
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp. (b)	100,435	18,613,618
Security Description	Shares	Value
Powell Industries, Inc.	52,105	$2,219,152
		20,832,770
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Advanced Energy Industries, Inc.	205,332	20,122,536
Arlo Technologies, Inc. (a)	495,271	3,001,342
Badger Meter, Inc.	160,258	19,522,629
Benchmark Electronics, Inc.	191,927	4,546,751
CTS Corp.	175,393	8,674,938
ePlus, Inc. (a)	148,116	7,263,609
Fabrinet (a)	200,425	23,802,473
FARO Technologies, Inc. (a)	104,952	2,582,869
Insight Enterprises, Inc. (a) (b)	166,409	23,789,831
Itron, Inc. (a)	246,917	13,691,548
Knowles Corp. (a)	500,534	8,509,078
Methode Electronics, Inc.	197,464	8,664,720
OSI Systems, Inc. (a)	85,786	8,781,055
PC Connection, Inc.	63,188	2,840,932
Plexus Corp. (a)	151,795	14,810,638
Rogers Corp. (a)	103,061	16,843,259
Sanmina Corp. (a)	319,623	19,493,807
ScanSource, Inc. (a)	137,443	4,183,765
TTM Technologies, Inc. (a)	562,590	7,589,339
		218,715,119
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	736,610	7,196,680
Bristow Group, Inc. (a)	132,922	2,977,453
Core Laboratories NV (b)	256,964	5,666,056
DMC Global, Inc. (a)	105,098	2,309,003
Dril-Quip, Inc. (a)	185,906	5,333,643
Helix Energy Solutions Group, Inc. (a)	786,215	6,085,304
Helmerich & Payne, Inc.	573,877	20,516,103
Nabors Industries Ltd. (a)	49,500	6,034,545
NexTier Oilfield Solutions, Inc. (a) (b)	870,553	6,920,897
Oceaneering International, Inc. (a)	549,787	9,692,745
Oil States International, Inc. (a)	360,743	3,004,989
Patterson-UTI Energy, Inc.	1,188,093	13,900,688
ProPetro Holding Corp. (a)	521,607	3,750,354
RPC, Inc. (b)	453,891	3,490,422
U.S. Silica Holdings, Inc. (a)	410,745	4,904,295
		101,783,177
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	589,768	8,722,669
Marcus Corp. (b)	138,403	2,214,448
		10,937,117
FINANCIAL SERVICES — 1.5%
EVERTEC, Inc.	357,339	12,060,191
Mr Cooper Group, Inc. (a)	379,640	15,553,851
NMI Holdings, Inc. Class A (a)	458,329	10,234,487
Payoneer Global, Inc. (a)	1,098,999	6,901,714

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Radian Group, Inc.	860,193	$19,010,265
Walker & Dunlop, Inc.	168,200	12,811,794
		76,572,302
FOOD PRODUCTS — 2.2%
B&G Foods, Inc.	394,733	6,130,204
Calavo Growers, Inc.	99,367	2,858,789
Cal-Maine Foods, Inc. (b)	208,016	12,666,094
Fresh Del Monte Produce, Inc.	168,819	5,083,140
Hain Celestial Group, Inc. (a)	489,289	8,391,306
Hostess Brands, Inc. (a)	733,282	18,244,056
J & J Snack Foods Corp.	82,194	12,182,795
John B Sanfilippo & Son, Inc.	48,895	4,738,903
Seneca Foods Corp. Class A (a)	29,242	1,528,479
Simply Good Foods Co. (a)	463,210	18,421,862
Tootsie Roll Industries, Inc. (b)	99,086	4,449,952
TreeHouse Foods, Inc. (a)	276,563	13,947,072
		108,642,652
GAS UTILITIES — 0.4%
Chesapeake Utilities Corp.	97,232	12,444,724
Northwest Natural Holding Co. (b)	192,457	9,153,255
		21,597,979
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	132,491	12,244,818
Heartland Express, Inc.	252,691	4,022,840
Marten Transport Ltd.	315,343	6,606,436
RXO, Inc. (a)	637,870	12,527,767
		35,401,861
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	218,577	2,260,086
Artivion, Inc. (a)	227,266	2,977,185
Avanos Medical, Inc. (a)	255,900	7,610,466
Cardiovascular Systems, Inc. (a)	227,623	4,520,593
CONMED Corp. (b)	167,488	17,395,304
Cutera, Inc. (a) (b)	100,999	2,385,596
Embecta Corp.	313,666	8,820,288
Glaukos Corp. (a)	260,688	13,060,469
Heska Corp. (a)	55,799	5,447,098
Inogen, Inc. (a)	129,520	1,616,410
Integer Holdings Corp. (a) (b)	181,521	14,067,877
LeMaitre Vascular, Inc. (b)	106,087	5,460,298
Merit Medical Systems, Inc. (a)	312,532	23,111,741
Mesa Laboratories, Inc. (b)	27,408	4,789,000
NuVasive, Inc. (a)	285,792	11,806,067
OraSure Technologies, Inc. (a) (b)	407,070	2,462,773
Orthofix Medical, Inc. (a)	186,429	3,122,686
Tandem Diabetes Care, Inc. (a)	353,337	14,349,016
Varex Imaging Corp. (a) (b)	218,782	3,979,645
Zynex, Inc. (a) (b)	120,162	1,441,944
		150,684,542
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AdaptHealth Corp. (a) (b)	423,061	$5,258,648
Addus HomeCare Corp. (a)	88,090	9,404,488
Agiliti, Inc. (a) (b)	181,886	2,906,538
AMN Healthcare Services, Inc. (a)	237,304	19,686,740
Apollo Medical Holdings, Inc. (a) (b)	215,230	7,849,438
Community Health Systems, Inc. (a)	678,798	3,326,110
CorVel Corp. (a)	49,892	9,493,450
Cross Country Healthcare, Inc. (a)	192,249	4,290,998
Enhabit, Inc. (a)	270,656	3,764,825
Ensign Group, Inc.	305,932	29,228,743
Fulgent Genetics, Inc. (a) (b)	106,837	3,335,451
ModivCare, Inc. (a)	69,706	5,860,881
NeoGenomics, Inc. (a)	692,168	12,050,645
OmniAb, Inc. (a) (e)	61,082	—
Owens & Minor, Inc. (a)	420,125	6,112,819
Pediatrix Medical Group, Inc. (a)	451,062	6,725,335
RadNet, Inc. (a)	268,471	6,719,829
Select Medical Holdings Corp.	570,465	14,746,520
U.S. Physical Therapy, Inc.	71,564	7,006,831
		157,768,289
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	547,171	10,713,608
Community Healthcare Trust, Inc. REIT	127,702	4,673,893
LTC Properties, Inc. REIT	221,697	7,788,216
Universal Health Realty Income Trust REIT	69,267	3,332,435
		26,508,152
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a) (b)	576,338	13,895,509
Computer Programs & Systems, Inc. (a)	77,636	2,344,607
HealthStream, Inc. (a)	130,845	3,545,900
NextGen Healthcare, Inc. (a) (b)	294,714	5,130,971
Simulations Plus, Inc. (b)	87,592	3,848,792
Veradigm, Inc. (a) (b)	601,222	7,845,947
		36,611,726
HOTEL & RESORT REITs — 1.1%
Chatham Lodging Trust REIT (b)	275,559	2,890,614
DiamondRock Hospitality Co. REIT	1,148,256	9,335,321
Pebblebrook Hotel Trust REIT (b)	722,917	10,149,755
Service Properties Trust REIT	907,468	9,038,381
Summit Hotel Properties, Inc. REIT	583,180	4,082,260
Sunstone Hotel Investors, Inc. REIT	1,153,355	11,395,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	626,347	$8,198,882
		55,090,361
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc. (a)	126,791	3,694,690
Bloomin' Brands, Inc.	481,171	12,342,036
Brinker International, Inc. (a) (b)	241,708	9,184,904
Cheesecake Factory, Inc. (b)	262,276	9,192,774
Chuy's Holdings, Inc. (a)	97,501	3,495,411
Cracker Barrel Old Country Store, Inc. (b)	122,032	13,862,835
Dave & Buster's Entertainment, Inc. (a) (b)	229,848	8,456,108
Dine Brands Global, Inc.	86,357	5,841,188
El Pollo Loco Holdings, Inc.	111,945	1,073,553
Golden Entertainment, Inc. (a)	120,959	5,262,926
Jack in the Box, Inc.	112,709	9,872,181
Monarch Casino & Resort, Inc.	72,747	5,394,190
Ruth's Hospitality Group, Inc.	163,968	2,692,355
Sabre Corp. (a) (b)	1,807,352	7,753,540
Shake Shack, Inc. Class A (a) (b)	204,007	11,320,348
Six Flags Entertainment Corp. (a)	405,795	10,838,784
		120,277,823
HOUSEHOLD DURABLES — 2.9%
Cavco Industries, Inc. (a)	44,193	14,041,884
Century Communities, Inc. (b)	155,076	9,912,458
Ethan Allen Interiors, Inc. (b)	127,730	3,507,466
Green Brick Partners, Inc. (a)	148,888	5,220,013
Installed Building Products, Inc.	128,530	14,656,276
iRobot Corp. (a)	149,149	6,508,862
La-Z-Boy, Inc. (b)	237,421	6,904,203
LGI Homes, Inc. (a) (b)	112,057	12,777,860
M/I Homes, Inc. (a)	150,090	9,469,178
MDC Holdings, Inc.	318,303	12,372,438
Meritage Homes Corp.	200,859	23,452,297
Sonos, Inc. (a) (b)	697,812	13,691,071
Tri Pointe Homes, Inc. (a)	552,973	14,001,276
		146,515,282
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	55,019	2,259,080
Central Garden & Pet Co. Class A (a)	226,462	8,847,870
WD-40 Co. (b)	74,273	13,224,308
		24,331,258
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT (b)	153,279	11,647,671
LXP Industrial Trust REIT	1,510,506	15,573,317
Star Holdings (a)	74,264	1,291,451
		28,512,439
Security Description	Shares	Value
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	245,308	$3,797,368
American Equity Investment Life Holding Co.	380,453	13,882,730
AMERISAFE, Inc.	105,542	5,166,281
Assured Guaranty Ltd.	329,441	16,560,999
Employers Holdings, Inc.	149,728	6,242,160
Genworth Financial, Inc. Class A (a)	2,714,647	13,627,528
HCI Group, Inc. (b)	38,286	2,052,130
Horace Mann Educators Corp.	225,138	7,537,620
James River Group Holdings Ltd.	203,186	4,195,791
Mercury General Corp.	144,236	4,578,051
Palomar Holdings, Inc. (a)	138,841	7,664,023
ProAssurance Corp.	297,350	5,495,028
Safety Insurance Group, Inc. (b)	80,734	6,016,298
SiriusPoint Ltd. (a)	476,937	3,877,498
Stewart Information Services Corp. (b)	149,473	6,031,235
Trupanion, Inc. (a) (b)	192,797	8,269,063
United Fire Group, Inc.	118,249	3,139,511
Universal Insurance Holdings, Inc.	149,782	2,729,028
		120,862,342
INTERACTIVE MEDIA & SERVICES — 0.6%
Cars.com, Inc. (a) (b)	341,197	6,585,102
QuinStreet, Inc. (a)	274,230	4,352,030
Shutterstock, Inc.	131,634	9,556,628
Yelp, Inc. (a)	381,065	11,698,696
		32,192,456
IT SERVICES — 0.3%
Perficient, Inc. (a)	189,744	13,697,619
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	96,785	5,559,330
Vista Outdoor, Inc. (a)	309,594	8,578,850
		14,138,180
LIFE SCIENCES TOOLS & SERVICES — 0.1%
BioLife Solutions, Inc. (a) (b)	186,674	4,060,159
MACHINERY — 5.4%
3D Systems Corp. (a) (b)	721,998	7,739,819
Alamo Group, Inc.	56,411	10,388,650
Albany International Corp. Class A	170,410	15,227,838
Astec Industries, Inc.	124,535	5,137,069
Barnes Group, Inc.	277,224	11,166,583
CIRCOR International, Inc. (a)	110,327	3,433,376
Enerpac Tool Group Corp.	313,438	7,992,669
EnPro Industries, Inc.	113,695	11,811,773
ESCO Technologies, Inc.	141,426	13,499,112
Federal Signal Corp.	333,052	18,054,749
Franklin Electric Co., Inc.	213,109	20,053,557
Greenbrier Cos., Inc.	180,692	5,812,862
Hillenbrand, Inc.	380,135	18,067,816

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
John Bean Technologies Corp.	174,464	$19,067,171
Kennametal, Inc.	442,663	12,208,645
Lindsay Corp.	60,370	9,123,718
Mueller Industries, Inc.	311,381	22,880,276
Proto Labs, Inc. (a)	147,188	4,879,282
SPX Technologies, Inc. (a)	247,555	17,472,432
Standex International Corp.	65,778	8,053,858
Tennant Co.	102,404	7,017,746
Titan International, Inc. (a)	277,654	2,909,814
Trinity Industries, Inc.	445,166	10,844,244
Wabash National Corp.	261,116	6,420,842
		269,263,901
MARINE TRANSPORTATION — 0.3%
Matson, Inc. (b)	207,055	12,354,972
MEDIA — 0.4%
AMC Networks, Inc. Class A (a) (b)	158,423	2,785,076
EW Scripps Co. Class A (a)	313,538	2,950,393
Gannett Co., Inc. (a)	796,914	1,490,229
Scholastic Corp.	162,863	5,573,172
TechTarget, Inc. (a) (b)	144,979	5,236,642
Thryv Holdings, Inc. (a) (b)	167,320	3,858,399
		21,893,911
METALS & MINING — 2.2%
Arconic Corp. (a)	557,566	14,624,956
ATI, Inc. (a) (b)	708,543	27,959,107
Carpenter Technology Corp.	265,978	11,905,175
Century Aluminum Co. (a)	288,432	2,884,320
Compass Minerals International, Inc.	187,915	6,443,605
Ferroglobe PLC (a) (e)	5,429	—
Fresh Market, Inc. (a) (e)	2,244	—
Haynes International, Inc. (b)	68,861	3,449,247
Kaiser Aluminum Corp.	87,793	6,551,992
Materion Corp.	112,466	13,046,056
Olympic Steel, Inc.	53,643	2,800,701
SunCoke Energy, Inc.	452,187	4,060,639
TimkenSteel Corp. (a) (b)	214,431	3,932,665
Tredegar Corp.	140,335	1,281,259
Warrior Met Coal, Inc.	282,532	10,371,750
		109,311,472
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	715,498	6,661,286
ARMOUR Residential REIT, Inc.	888,684	4,665,591
Ellington Financial, Inc. REIT (b)	344,866	4,210,814
Franklin BSP Realty Trust, Inc. REIT (b)	454,446	5,421,541
Invesco Mortgage Capital, Inc. REIT (b)	196,675	2,181,126
KKR Real Estate Finance Trust, Inc. REIT (b)	316,586	3,605,914
Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT (a) (b)	503,481	$5,014,671
PennyMac Mortgage Investment Trust REIT	489,887	6,040,307
Ready Capital Corp. REIT (b)	542,012	5,512,262
Redwood Trust, Inc. REIT (b)	615,530	4,148,672
Two Harbors Investment Corp. REIT	531,397	7,816,850
		55,279,034
MULTI-UTILITIES — 0.4%
Avista Corp.	405,236	17,202,268
Unitil Corp.	87,061	4,965,960
		22,168,228
OFFICE REITs — 0.8%
Brandywine Realty Trust REIT	930,657	4,402,007
Easterly Government Properties, Inc. REIT (b)	500,026	6,870,357
Hudson Pacific Properties, Inc. REIT	696,669	4,632,849
JBG SMITH Properties REIT	540,053	8,133,198
Office Properties Income Trust REIT (b)	264,957	3,258,971
Orion Office REIT, Inc.	322,324	2,159,571
SL Green Realty Corp. REIT (b)	351,236	8,261,071
		37,718,024
OIL, GAS & CONSUMABLE FUELS — 2.6%
Callon Petroleum Co. (a)	280,549	9,381,558
Civitas Resources, Inc.	285,196	19,490,295
Comstock Resources, Inc. (b)	504,673	5,445,422
CONSOL Energy, Inc.	178,668	10,410,984
CVR Energy, Inc. (b)	159,440	5,226,443
Dorian LPG Ltd.	173,911	3,467,785
Green Plains, Inc. (a) (b)	325,088	10,074,477
Northern Oil & Gas, Inc. (b)	407,745	12,375,061
Par Pacific Holdings, Inc. (a)	303,664	8,866,989
Ranger Oil Corp. Class A	103,671	4,233,924
REX American Resources Corp. (a)	82,641	2,362,706
SM Energy Co.	672,576	18,939,740
Talos Energy, Inc. (a)	353,851	5,251,149
Vital Energy, Inc. (a) (b)	91,124	4,149,787
World Fuel Services Corp.	340,645	8,703,480
		128,379,800
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	94,321	3,152,208
Mercer International, Inc.	230,169	2,249,902
Sylvamo Corp.	175,831	8,133,942
		13,536,052
PASSENGER AIRLINES — 0.4%
Allegiant Travel Co. (a)	86,079	7,917,546
Hawaiian Holdings, Inc. (a) (b)	280,455	2,568,968
SkyWest, Inc. (a)	278,913	6,183,501

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sun Country Airlines Holdings, Inc. (a) (b)	176,393	$3,616,057
		20,286,072
PERSONAL CARE PRODUCTS — 1.4%
Edgewell Personal Care Co. (b)	281,820	11,954,804
elf Beauty, Inc. (a)	278,048	22,897,253
Inter Parfums, Inc.	97,825	13,914,628
Medifast, Inc.	59,849	6,204,546
Nu Skin Enterprises, Inc. Class A	270,900	10,649,079
USANA Health Sciences, Inc. (a)	60,411	3,799,852
		69,420,162
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	206,358	7,738,425
ANI Pharmaceuticals, Inc. (a)	68,511	2,721,257
Cara Therapeutics, Inc. (a)	256,906	1,261,408
Collegium Pharmaceutical, Inc. (a)	182,150	4,369,779
Corcept Therapeutics, Inc. (a)	525,207	11,375,984
Harmony Biosciences Holdings, Inc. (a) (b)	162,366	5,301,250
Innoviva, Inc. (a)	340,401	3,829,511
Ligand Pharmaceuticals, Inc. (a)	87,907	6,466,439
Nektar Therapeutics (a) (b)	1,066,163	749,406
Pacira BioSciences, Inc. (a)	251,527	10,264,817
Phibro Animal Health Corp. Class A	114,735	1,757,740
Prestige Consumer Healthcare, Inc. (a)	272,937	17,094,044
Supernus Pharmaceuticals, Inc. (a)	296,400	10,738,572
		83,668,632
PROFESSIONAL SERVICES — 1.3%
CSG Systems International, Inc.	164,990	8,859,963
Forrester Research, Inc. (a)	63,846	2,065,418
Heidrick & Struggles International, Inc.	108,370	3,290,113
Kelly Services, Inc. Class A	188,679	3,130,185
Korn Ferry	288,792	14,942,098
NV5 Global, Inc. (a)	68,132	7,083,684
Resources Connection, Inc.	172,869	2,949,145
TrueBlue, Inc. (a)	184,051	3,276,108
TTEC Holdings, Inc. (b)	102,400	3,812,352
Verra Mobility Corp. (a)	763,817	12,923,784
		62,332,850
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	592,514	3,128,474
Cushman & Wakefield PLC (a) (b)	891,336	9,394,682
Douglas Elliman, Inc.	377,599	1,174,333
Kennedy-Wilson Holdings, Inc. (b)	643,965	10,683,379
Security Description	Shares	Value
Marcus & Millichap, Inc.	136,057	$4,368,790
RE/MAX Holdings, Inc. Class A (b)	104,100	1,952,916
St. Joe Co. (b)	185,226	7,707,254
		38,409,828
RESIDENTIAL REITs — 0.5%
Centerspace REIT	82,645	4,514,896
Elme Communities REIT	480,109	8,574,747
NexPoint Residential Trust, Inc. REIT	124,648	5,443,378
Veris Residential, Inc. REIT (a)	433,955	6,353,101
		24,886,122
RETAIL REITs — 1.4%
Acadia Realty Trust REIT	522,659	7,291,093
Getty Realty Corp. REIT (b)	234,023	8,431,849
Retail Opportunity Investments Corp. REIT	683,129	9,536,481
RPT Realty REIT	462,482	4,398,204
Saul Centers, Inc. REIT	72,480	2,826,720
SITE Centers Corp. REIT	1,005,398	12,346,287
Tanger Factory Outlet Centers, Inc. REIT	572,109	11,230,500
Urban Edge Properties REIT	644,144	9,700,808
Urstadt Biddle Properties, Inc. Class A REIT	156,645	2,752,253
Whitestone REIT	264,149	2,430,171
		70,944,366
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Alpha & Omega Semiconductor Ltd. (a)	125,370	3,378,721
Axcelis Technologies, Inc. (a)	179,427	23,908,648
CEVA, Inc. (a)	125,733	3,826,055
Cohu, Inc. (a) (b)	260,535	10,001,939
Diodes, Inc. (a)	249,097	23,106,238
FormFactor, Inc. (a)	422,149	13,445,446
Ichor Holdings Ltd. (a)	156,671	5,129,409
Kulicke & Soffa Industries, Inc. (b)	311,467	16,411,196
MaxLinear, Inc. (a) (b)	397,002	13,978,440
Onto Innovation, Inc. (a)	271,927	23,896,945
PDF Solutions, Inc. (a)	161,735	6,857,564
Photronics, Inc. (a)	340,131	5,639,372
Rambus, Inc. (a)	590,159	30,251,550
Semtech Corp. (a)	349,995	8,448,879
SMART Global Holdings, Inc. (a) (b)	266,865	4,600,753
Ultra Clean Holdings, Inc. (a)	250,382	8,302,667
Veeco Instruments, Inc. (a)	283,204	5,984,100
		207,167,922
SOFTWARE — 2.8%
8x8, Inc. (a) (b)	616,649	2,571,426
A10 Networks, Inc.	353,601	5,477,279
Adeia, Inc.	570,189	5,051,875

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Agilysys, Inc. (a)	109,551	$9,039,053
Alarm.com Holdings, Inc. (a)	274,240	13,788,787
Cerence, Inc. (a)	219,398	6,162,890
Consensus Cloud Solutions, Inc. (a) (b)	96,234	3,280,617
Digital Turbine, Inc. (a) (b)	497,589	6,150,200
DoubleVerify Holdings, Inc. (a)	479,160	14,446,674
Ebix, Inc.	132,167	1,743,283
InterDigital, Inc. (b)	147,187	10,729,932
LivePerson, Inc. (a) (b)	400,713	1,767,144
LiveRamp Holdings, Inc. (a)	356,115	7,809,602
N-able, Inc. (a)	366,200	4,833,840
OneSpan, Inc. (a)	192,553	3,369,678
Progress Software Corp. (b)	236,896	13,609,675
SPS Commerce, Inc. (a)	197,861	30,134,230
Xperi, Inc. (a)	234,534	2,563,457
		142,529,642
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	458,565	12,317,056
Outfront Media, Inc. REIT	800,672	12,994,906
Uniti Group, Inc. REIT	1,287,369	4,570,160
		29,882,122
SPECIALTY RETAIL — 4.7%
Aaron's Co., Inc.	173,775	1,678,667
Abercrombie & Fitch Co. Class A (a) (b)	268,257	7,444,132
Academy Sports & Outdoors, Inc. (b)	429,043	27,995,056
American Eagle Outfitters, Inc. (b)	955,178	12,837,592
America's Car-Mart, Inc. (a) (b)	31,583	2,501,689
Asbury Automotive Group, Inc. (a)	121,163	25,444,230
Boot Barn Holdings, Inc. (a)	163,426	12,524,969
Buckle, Inc. (b)	162,853	5,812,224
Caleres, Inc. (b)	193,229	4,179,543
Chico's FAS, Inc. (a)	678,338	3,730,859
Children's Place, Inc. (a) (b)	67,343	2,710,556
Designer Brands, Inc. Class A (b)	283,068	2,474,014
Genesco, Inc. (a)	65,346	2,409,961
Group 1 Automotive, Inc.	80,099	18,136,016
Guess?, Inc.	165,101	3,212,865
Haverty Furniture Cos., Inc. (b)	73,505	2,345,545
Hibbett, Inc.	69,039	4,071,920
Leslie's, Inc. (a)	815,788	8,981,826
MarineMax, Inc. (a) (b)	122,388	3,518,655
Monro, Inc. (b)	172,680	8,535,572
National Vision Holdings, Inc. (a) (b)	434,266	8,181,571
ODP Corp. (a)	221,071	9,943,774
PetMed Express, Inc. (b)	120,157	1,951,350
Sally Beauty Holdings, Inc. (a) (b)	588,718	9,172,226
Shoe Carnival, Inc. (b)	95,888	2,459,527
Security Description	Shares	Value
Signet Jewelers Ltd. (b)	249,531	$19,408,521
Sleep Number Corp. (a) (b)	120,006	3,649,382
Sonic Automotive, Inc. Class A (b)	90,586	4,922,443
Upbound Group, Inc. (b)	275,947	6,763,461
Urban Outfitters, Inc. (a) (b)	328,680	9,111,010
Zumiez, Inc. (a) (b)	88,117	1,624,877
		237,734,033
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a) (b)	182,986	5,851,892
Corsair Gaming, Inc. (a) (b)	221,441	4,063,443
		9,915,335
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
G-III Apparel Group Ltd. (a)	231,509	3,599,965
Hanesbrands, Inc. (b)	1,921,209	10,105,559
Kontoor Brands, Inc. (b)	270,528	13,090,850
Movado Group, Inc.	84,983	2,444,961
Oxford Industries, Inc.	81,259	8,580,138
Steven Madden Ltd.	401,062	14,438,232
Wolverine World Wide, Inc.	433,536	7,391,789
		59,651,494
TOBACCO — 0.3%
Universal Corp.	135,189	7,150,146
Vector Group Ltd.	723,786	8,692,670
		15,842,816
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	211,871	30,113,225
Boise Cascade Co.	216,132	13,670,349
DXP Enterprises, Inc. (a)	89,654	2,413,486
GMS, Inc. (a)	228,104	13,204,940
NOW, Inc. (a)	608,131	6,780,661
Veritiv Corp.	73,797	9,972,927
		76,155,588
WATER UTILITIES — 1.1%
American States Water Co.	202,987	18,043,514
California Water Service Group	301,133	17,525,941
Middlesex Water Co.	96,577	7,544,595
SJW Group (b)	146,220	11,131,729
		54,245,779
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	357,671	5,186,230
Shenandoah Telecommunications Co.	274,559	5,222,112
Telephone & Data Systems, Inc. (b)	549,867	5,779,102
		16,187,444
TOTAL COMMON STOCKS (Cost $5,151,023,453)		5,008,830,311

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	4,706,293	$4,706,763
State Street Navigator Securities Lending Portfolio II (h) (i)	378,327,143	378,327,143
TOTAL SHORT-TERM INVESTMENTS (Cost $383,034,186)		383,033,906
TOTAL INVESTMENTS — 107.5% (Cost $5,534,057,639)		5,391,864,217
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(376,821,344)
NET ASSETS — 100.0%		$5,015,042,873
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	62	06/16/2023	$5,713,873	$5,621,850	$(92,023)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,008,826,959	$3,352	$0(a)	$5,008,830,311
Short-Term Investments	383,033,906	—	—	383,033,906
TOTAL INVESTMENTS	$5,391,860,865	$3,352	$0	$5,391,864,217
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(92,023)	—	—	(92,023)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(92,023)	$—	$—	$(92,023)
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,586,637	$6,585,978	$164,968,281	$166,846,729	$(573)	$(194)	4,706,293	$4,706,763	$121,767
State Street Navigator Securities Lending Portfolio II	162,702,935	162,702,935	1,200,797,122	985,172,914	—	—	378,327,143	378,327,143	788,299
Total		$169,288,913	$1,365,765,403	$1,152,019,643	$(573)	$(194)		$383,033,906	$910,066
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp. (a)	5,452	$297,407
Aerojet Rocketdyne Holdings, Inc. (a)	11,458	643,596
AeroVironment, Inc. (a)	3,158	289,462
Axon Enterprise, Inc. (a)	10,078	2,266,038
Boeing Co. (a)	86,152	18,301,269
Curtiss-Wright Corp.	6,818	1,201,741
General Dynamics Corp.	36,076	8,232,904
Hexcel Corp.	13,482	920,146
Howmet Aerospace, Inc.	61,641	2,611,729
Huntington Ingalls Industries, Inc.	6,601	1,366,539
Kaman Corp.	4,398	100,538
L3Harris Technologies, Inc.	31,323	6,146,825
Lockheed Martin Corp.	36,901	17,444,210
Mercury Systems, Inc. (a)	8,489	433,958
Moog, Inc. Class A	4,624	465,868
National Presto Industries, Inc.	108	7,786
Northrop Grumman Corp.	22,933	10,588,625
Raytheon Technologies Corp.	234,516	22,966,152
Textron, Inc.	35,919	2,536,959
TransDigm Group, Inc.	8,151	6,007,694
Triumph Group, Inc. (a)	10,456	121,185
Woodward, Inc.	9,080	884,120
		103,834,751
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	21,462	2,132,679
Expeditors International of Washington, Inc.	26,596	2,928,751
FedEx Corp.	37,666	8,606,304
Forward Air Corp.	4,502	485,135
GXO Logistics, Inc. (a)	14,899	751,804
Hub Group, Inc. Class A (a)	5,252	440,853
United Parcel Service, Inc. Class B	113,325	21,983,917
		37,329,443
AUTOMOBILE COMPONENTS — 0.2%
Adient PLC (a)	14,004	573,604
American Axle & Manufacturing Holdings, Inc. (a)	14,547	113,612
Aptiv PLC (a)	41,566	4,663,289
Autoliv, Inc.	12,250	1,143,660
BorgWarner, Inc.	37,932	1,862,840
Dana, Inc.	24,060	362,103
Dorman Products, Inc. (a)	4,650	401,109
Fox Factory Holding Corp. (a)	5,729	695,329
Gentex Corp.	38,632	1,082,855
Gentherm, Inc. (a)	5,083	307,115
Goodyear Tire & Rubber Co. (a)	43,983	484,693
LCI Industries (b)	4,194	460,795
Lear Corp.	8,798	1,227,233
Patrick Industries, Inc.	3,054	210,146
Standard Motor Products, Inc.	2,494	92,053
Security Description	Shares	Value
Visteon Corp. (a)	4,485	$703,383
XPEL, Inc. (a) (b)	2,400	163,080
		14,546,899
AUTOMOBILES — 1.8%
Ford Motor Co.	609,926	7,685,068
General Motors Co.	225,727	8,279,666
Harley-Davidson, Inc.	24,128	916,140
Tesla, Inc. (a)	424,500	88,066,770
Thor Industries, Inc. (b)	8,395	668,578
Winnebago Industries, Inc.	5,227	301,598
		105,917,820
BANKS — 3.4%
Ameris Bancorp	8,753	320,185
Associated Banc-Corp. (b)	25,004	449,572
Atlantic Union Bankshares Corp. (b)	11,850	415,342
Axos Financial, Inc. (a)	8,620	318,250
Banc of California, Inc.	8,231	103,134
BancFirst Corp.	2,784	231,350
Bancorp, Inc. (a)	8,162	227,312
Bank of America Corp.	1,104,096	31,577,146
Bank of Hawaii Corp. (b)	6,502	338,624
Bank OZK	19,072	652,262
BankUnited, Inc.	14,365	324,362
Banner Corp.	5,000	271,850
Berkshire Hills Bancorp, Inc.	7,063	176,999
Brookline Bancorp, Inc.	13,287	139,514
Cadence Bank	27,231	565,316
Capitol Federal Financial, Inc.	20,630	138,840
Cathay General Bancorp	11,725	404,747
Central Pacific Financial Corp.	5,294	94,763
Citigroup, Inc.	301,270	14,126,550
Citizens Financial Group, Inc. (b)	77,016	2,338,976
City Holding Co. (b)	2,673	242,922
Columbia Banking System, Inc.	30,142	645,642
Comerica, Inc.	21,872	949,682
Commerce Bancshares, Inc. (b)	18,313	1,068,564
Community Bank System, Inc. (b)	8,380	439,866
Cullen/Frost Bankers, Inc.	9,118	960,490
Customers Bancorp, Inc. (a)	5,355	99,175
CVB Financial Corp. (b)	19,332	322,458
Dime Community Bancshares, Inc.	5,247	119,212
Eagle Bancorp, Inc.	5,456	182,612
East West Bancorp, Inc.	22,429	1,244,809
FB Financial Corp.	3,097	96,255
Fifth Third Bancorp	110,536	2,944,679
First BanCorp (c)	34,267	391,329
First BanCorp (b) (c)	1,194	42,411
First Commonwealth Financial Corp.	15,879	197,376
First Financial Bancorp	13,980	304,345
First Financial Bankshares, Inc.	21,952	700,269

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
First Hawaiian, Inc.	20,793	$428,960
First Horizon Corp.	75,833	1,348,311
First Republic Bank (b)	27,479	384,431
FNB Corp.	51,765	600,474
Fulton Financial Corp.	26,304	363,521
Glacier Bancorp, Inc.	14,163	594,988
Hancock Whitney Corp.	14,402	524,233
Hanmi Financial Corp.	5,354	99,424
Heritage Financial Corp.	5,248	112,307
Hilltop Holdings, Inc.	9,553	283,438
Home BancShares, Inc.	24,802	538,451
HomeStreet, Inc.	3,951	71,078
Hope Bancorp, Inc.	21,202	208,204
Huntington Bancshares, Inc.	228,970	2,564,464
Independent Bank Corp.	5,828	382,433
Independent Bank Group, Inc.	5,590	259,096
International Bancshares Corp.	8,623	369,237
JPMorgan Chase & Co.	461,271	60,108,224
KeyCorp (b)	151,311	1,894,414
Lakeland Financial Corp.	3,998	250,435
M&T Bank Corp.	28,004	3,348,438
National Bank Holdings Corp. Class A	5,425	181,521
NBT Bancorp, Inc.	7,842	264,354
New York Community Bancorp, Inc. (b)	106,762	965,128
Northfield Bancorp, Inc. (b)	8,160	96,125
Northwest Bancshares, Inc.	17,448	209,899
OFG Bancorp	7,477	186,476
Old National Bancorp	44,892	647,343
Pacific Premier Bancorp, Inc.	15,472	371,637
PacWest Bancorp (b)	19,112	185,960
Park National Corp. (b)	2,284	270,814
Pathward Financial, Inc.	5,408	224,378
Pinnacle Financial Partners, Inc.	11,585	639,029
PNC Financial Services Group, Inc.	66,013	8,390,252
Preferred Bank	2,234	122,446
Prosperity Bancshares, Inc.	14,351	882,874
Provident Financial Services, Inc.	11,175	214,336
Regions Financial Corp. (b)	151,759	2,816,647
Renasant Corp.	8,980	274,608
S&T Bancorp, Inc.	5,914	185,995
Seacoast Banking Corp. of Florida (b)	6,303	149,381
ServisFirst Bancshares, Inc. (b)	7,424	405,573
Simmons First National Corp. Class A	18,007	314,942
Southside Bancshares, Inc. (b)	5,224	173,437
SouthState Corp. (b)	11,950	851,557
Stellar Bancorp, Inc.	3,643	89,654
Synovus Financial Corp.	23,500	724,505
Texas Capital Bancshares, Inc. (a)	7,934	388,449
Tompkins Financial Corp.	1,956	129,507
Triumph Financial, Inc. (a)	3,155	183,179
Security Description	Shares	Value
Truist Financial Corp.	210,394	$7,174,435
TrustCo Bank Corp. NY	3,060	97,736
Trustmark Corp.	10,457	258,288
U.S. Bancorp	213,764	7,706,192
UMB Financial Corp.	5,611	323,867
United Bankshares, Inc.	17,612	619,942
United Community Banks, Inc.	12,157	341,855
Valley National Bancorp	61,771	570,764
Veritex Holdings, Inc.	5,641	103,005
Washington Federal, Inc.	12,264	369,392
Webster Financial Corp.	28,918	1,139,948
Wells Fargo & Co.	595,888	22,274,293
Westamerica BanCorp	3,356	148,671
Wintrust Financial Corp.	8,632	629,704
WSFS Financial Corp.	7,954	299,150
Zions Bancorp NA (b)	25,273	756,421
		202,255,420
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	1,560	512,772
Brown-Forman Corp. Class B	28,825	1,852,583
Celsius Holdings, Inc. (a) (b)	4,599	427,431
Coca-Cola Co.	615,553	38,182,753
Coca-Cola Consolidated, Inc.	486	260,049
Constellation Brands, Inc. Class A	26,378	5,958,526
Keurig Dr Pepper, Inc.	123,676	4,363,289
MGP Ingredients, Inc. (b)	2,565	248,087
Molson Coors Beverage Co. Class B	30,061	1,553,552
Monster Beverage Corp. (a)	115,596	6,243,340
National Beverage Corp. (a)	4,336	228,594
PepsiCo, Inc.	215,534	39,291,848
		99,122,824
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	279,632	44,564,952
Amgen, Inc.	83,961	20,297,572
Anika Therapeutics, Inc. (a)	2,663	76,481
Arcus Biosciences, Inc. (a)	7,193	131,200
Arrowhead Pharmaceuticals, Inc. (a)	15,192	385,877
Avid Bioservices, Inc. (a) (b)	9,504	178,295
Biogen, Inc. (a)	23,913	6,648,531
Catalyst Pharmaceuticals, Inc. (a)	14,988	248,501
Coherus Biosciences, Inc. (a)	9,596	65,637
Cytokinetics, Inc. (a) (b)	17,540	617,233
Dynavax Technologies Corp. (a) (b)	17,558	172,244
Eagle Pharmaceuticals, Inc. (a)	2,538	72,003
Emergent BioSolutions, Inc. (a)	7,748	80,269
Enanta Pharmaceuticals, Inc. (a)	2,682	108,460
Exelixis, Inc. (a)	49,125	953,516
Gilead Sciences, Inc.	195,994	16,261,622

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Halozyme Therapeutics, Inc. (a)	20,313	$775,753
Incyte Corp. (a)	29,095	2,102,696
Ironwood Pharmaceuticals, Inc. (a)	1,702	17,905
iTeos Therapeutics, Inc. (a) (b)	3,107	42,286
Moderna, Inc. (a)	54,457	8,363,506
Myriad Genetics, Inc. (a)	12,775	296,763
Neurocrine Biosciences, Inc. (a)	14,491	1,466,779
Progenics Pharmaceuticals, Inc. CVR (a) (b)	11,119	475
Regeneron Pharmaceuticals, Inc. (a)	17,019	13,984,002
REGENXBIO, Inc. (a)	5,413	102,360
Spectrum Pharmaceuticals, Inc. (a)	22	16
uniQure NV (a) (b)	5,518	111,132
United Therapeutics Corp. (a)	7,006	1,569,064
Vanda Pharmaceuticals, Inc. (a)	8,368	56,819
Vericel Corp. (a) (b)	11,877	348,234
Vertex Pharmaceuticals, Inc. (a)	40,468	12,750,253
Vir Biotechnology, Inc. (a)	11,525	268,187
Xencor, Inc. (a)	8,957	249,811
		133,368,434
BROADLINE RETAIL — 2.6%
Amazon.com, Inc. (a)	1,403,726	144,990,859
Big Lots, Inc. (b)	5,847	64,083
eBay, Inc.	82,579	3,664,030
Etsy, Inc. (a) (b)	19,167	2,133,862
Kohl's Corp. (b)	24,547	577,836
Macy's, Inc.	48,896	855,191
Nordstrom, Inc. (b)	17,117	278,494
Ollie's Bargain Outlet Holdings, Inc. (a)	8,492	492,026
		153,056,381
BUILDING PRODUCTS — 0.7%
A O Smith Corp.	21,398	1,479,672
AAON, Inc.	5,910	571,438
Advanced Drainage Systems, Inc. (b)	9,940	837,047
Allegion PLC	14,250	1,520,902
American Woodmark Corp. (a)	2,613	136,059
Apogee Enterprises, Inc.	5,118	221,353
AZZ, Inc.	4,944	203,890
Builders FirstSource, Inc. (a)	25,573	2,270,371
Carlisle Cos., Inc.	8,314	1,879,546
Carrier Global Corp.	136,544	6,246,888
Fortune Brands Innovations, Inc.	21,831	1,282,135
Gibraltar Industries, Inc. (a)	5,068	245,798
Griffon Corp.	7,757	248,302
Insteel Industries, Inc.	2,706	75,281
Johnson Controls International PLC	112,403	6,768,909
Lennox International, Inc.	5,317	1,336,056
Masco Corp.	40,776	2,027,383
Security Description	Shares	Value
Masterbrand, Inc. (a)	21,831	$175,521
Owens Corning	16,964	1,625,151
PGT Innovations, Inc. (a)	8,558	214,891
Quanex Building Products Corp. (b)	5,237	112,753
Resideo Technologies, Inc. (a)	6,524	119,259
Simpson Manufacturing Co., Inc.	6,558	719,019
Trane Technologies PLC	37,434	6,887,107
Trex Co., Inc. (a) (b)	18,456	898,253
UFP Industries, Inc.	9,712	771,813
		38,874,797
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	7,295	1,038,954
Ameriprise Financial, Inc.	18,129	5,556,538
Avantax, Inc. (a)	7,910	208,191
B Riley Financial, Inc. (b)	2,712	76,994
Bank of New York Mellon Corp.	126,067	5,728,484
BlackRock, Inc.	23,770	15,904,982
Brightsphere Investment Group, Inc.	4,382	103,328
Cboe Global Markets, Inc.	17,162	2,303,827
Charles Schwab Corp.	241,257	12,637,042
CME Group, Inc.	56,143	10,752,507
Donnelley Financial Solutions, Inc. (a)	5,009	204,668
Evercore, Inc. Class A	5,926	683,742
FactSet Research Systems, Inc.	6,224	2,583,520
Federated Hermes, Inc.	14,899	598,046
Franklin Resources, Inc.	43,597	1,174,503
Goldman Sachs Group, Inc.	52,618	17,211,874
Interactive Brokers Group, Inc. Class A	12,738	1,051,649
Intercontinental Exchange, Inc.	87,593	9,135,074
Invesco Ltd.	59,265	971,946
Janus Henderson Group PLC	23,968	638,508
Jefferies Financial Group, Inc.	32,367	1,027,329
MarketAxess Holdings, Inc.	6,130	2,398,608
Moody's Corp.	25,374	7,764,951
Morgan Stanley	208,462	18,302,964
MSCI, Inc.	12,743	7,132,130
Nasdaq, Inc.	54,941	3,003,624
Northern Trust Corp.	32,544	2,868,103
Piper Sandler Cos.	2,269	314,506
Raymond James Financial, Inc.	29,045	2,709,027
S&P Global, Inc.	52,621	18,142,142
SEI Investments Co.	18,882	1,086,659
State Street Corp. (d)	55,299	4,185,581
Stifel Financial Corp.	16,339	965,472
StoneX Group, Inc. (a)	2,616	270,834
T Rowe Price Group, Inc.	35,259	3,980,741
Virtus Investment Partners, Inc.	850	161,832
WisdomTree, Inc. (b)	18,578	108,867
		162,987,747

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 1.9%
AdvanSix, Inc.	5,207	$199,272
Air Products & Chemicals, Inc.	34,634	9,947,231
Albemarle Corp.	18,653	4,123,059
American Vanguard Corp.	4,279	93,625
Ashland, Inc.	8,771	900,869
Avient Corp.	12,524	515,488
Axalta Coating Systems Ltd. (a)	34,850	1,055,607
Balchem Corp.	5,044	637,965
Cabot Corp. (b)	8,963	686,924
Celanese Corp.	18,016	1,961,762
CF Industries Holdings, Inc.	33,870	2,455,236
Chemours Co.	25,481	762,901
Corteva, Inc.	115,817	6,984,923
Dow, Inc.	115,809	6,348,649
DuPont de Nemours, Inc.	72,437	5,198,803
Eastman Chemical Co.	21,394	1,804,370
Ecolab, Inc.	38,996	6,455,008
FMC Corp.	20,183	2,464,950
FutureFuel Corp.	5,204	38,406
Hawkins, Inc.	3,572	156,382
HB Fuller Co.	8,284	567,040
Ingevity Corp. (a)	6,519	466,239
Innospec, Inc.	4,010	411,707
International Flavors & Fragrances, Inc.	38,500	3,540,460
Koppers Holdings, Inc.	2,784	97,356
Linde PLC	78,180	27,788,299
Livent Corp. (a) (b)	23,695	514,655
LyondellBasell Industries NV Class A	40,122	3,767,055
Mativ Holdings, Inc.	8,882	190,697
Minerals Technologies, Inc.	5,274	318,655
Mosaic Co.	54,297	2,491,146
NewMarket Corp.	737	268,990
Olin Corp.	23,481	1,303,195
PPG Industries, Inc.	36,895	4,928,434
Quaker Chemical Corp. (b)	2,126	420,842
Rayonier Advanced Materials, Inc. (a)	9,955	62,418
RPM International, Inc.	20,708	1,806,566
Scotts Miracle-Gro Co. (b)	6,462	450,660
Sensient Technologies Corp.	6,811	521,450
Sherwin-Williams Co.	36,762	8,262,995
Stepan Co.	2,788	287,248
Trinseo PLC	6,074	126,643
Valvoline, Inc.	29,403	1,027,341
Westlake Corp. (b)	5,410	627,452
		113,038,973
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	10,308	463,241
Brady Corp. Class A	7,797	418,933
Brink's Co.	7,891	527,119
Cintas Corp.	13,558	6,273,015
Clean Harbors, Inc. (a)	7,819	1,114,677
Copart, Inc. (a)	64,911	4,881,956
Security Description	Shares	Value
CoreCivic, Inc. REIT (a)	22,010	$202,492
Deluxe Corp.	8,055	128,880
GEO Group, Inc. (a) (b)	22,074	174,164
Harsco Corp. (a)	13,322	90,989
Healthcare Services Group, Inc.	11,615	161,100
HNI Corp.	6,878	191,483
Interface, Inc.	10,581	85,918
KAR Auction Services, Inc. (a)	20,260	277,157
Liquidity Services, Inc. (a)	4,262	56,131
Matthews International Corp. Class A	5,322	191,911
MillerKnoll, Inc.	10,017	204,848
MSA Safety, Inc.	5,408	721,968
Pitney Bowes, Inc. (b)	27,246	105,987
Republic Services, Inc.	32,805	4,435,892
Ritchie Bros Auctioneers, Inc.	11,116	625,720
Rollins, Inc.	32,262	1,210,793
Stericycle, Inc. (a)	14,185	618,608
Tetra Tech, Inc.	8,689	1,276,501
UniFirst Corp.	2,388	420,837
Viad Corp. (a)	2,794	58,227
Waste Management, Inc.	60,763	9,914,699
		34,833,246
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN Holdings, Inc.	8,294	131,543
Arista Networks, Inc. (a)	39,187	6,577,930
CalAmp Corp. (a)	5,336	19,156
Calix, Inc. (a)	8,636	462,803
Ciena Corp. (a)	24,253	1,273,768
Cisco Systems, Inc.	657,641	34,378,183
Clearfield, Inc. (a) (b)	1,774	82,633
Comtech Telecommunications Corp.	3,970	49,546
Digi International, Inc. (a)	4,859	163,651
Extreme Networks, Inc. (a)	19,986	382,132
F5, Inc. (a)	9,734	1,418,147
Harmonic, Inc. (a) (b)	20,488	298,920
Juniper Networks, Inc.	51,453	1,771,012
Lumentum Holdings, Inc. (a)	11,918	643,691
Motorola Solutions, Inc.	26,310	7,528,080
NETGEAR, Inc. (a)	5,028	93,068
NetScout Systems, Inc. (a)	11,139	319,133
Viasat, Inc. (a) (b)	9,032	305,643
Viavi Solutions, Inc. (a)	36,270	392,804
		56,291,843
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	23,682	1,996,866
Arcosa, Inc.	7,480	472,063
Comfort Systems USA, Inc.	5,376	784,681
Dycom Industries, Inc. (a)	5,020	470,123
EMCOR Group, Inc.	8,731	1,419,573
Fluor Corp. (a) (b)	19,921	615,758
Granite Construction, Inc. (b)	8,146	334,638
MasTec, Inc. (a)	9,042	853,927
MDU Resources Group, Inc.	32,100	978,408

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MYR Group, Inc. (a)	2,568	$323,594
Quanta Services, Inc.	22,066	3,677,078
Valmont Industries, Inc.	2,516	803,308
		12,730,017
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,703	983,665
Martin Marietta Materials, Inc.	9,743	3,459,350
Vulcan Materials Co.	20,011	3,433,087
		7,876,102
CONSUMER FINANCE — 2.3%
American Express Co.	96,189	15,866,375
Bread Financial Holdings, Inc. (b)	6,646	201,507
Capital One Financial Corp.	65,151	6,264,920
Chefs' Warehouse, Inc. (a)	3,233	110,084
Costco Wholesale Corp.	69,735	34,649,229
Discover Financial Services	47,375	4,682,545
Dollar General Corp.	36,043	7,585,610
Dollar Tree, Inc. (a)	33,762	4,846,535
Encore Capital Group, Inc. (a) (b)	5,102	257,396
Enova International, Inc. (a)	4,274	189,894
EZCORP, Inc. Class A (a) (b)	8,511	73,195
FirstCash Holdings, Inc.	6,709	639,837
Green Dot Corp. Class A (a)	8,384	144,037
Kroger Co.	103,073	5,088,714
LendingTree, Inc. (a)	2,117	56,439
Navient Corp.	8,920	142,631
PRA Group, Inc. (a)	7,274	283,395
PROG Holdings, Inc. (a)	3,254	77,413
SLM Corp.	47,440	587,782
Synchrony Financial	84,280	2,450,862
Sysco Corp.	79,596	6,147,199
Target Corp.	71,767	11,886,768
World Acceptance Corp. (a) (b)	478	39,813
Walgreens Boots Alliance, Inc.	112,331	3,884,406
Walmart, Inc.	221,802	32,704,705
		138,861,291
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	5,132	212,054
BJ's Wholesale Club Holdings, Inc. (a)	20,252	1,540,570
Casey's General Stores, Inc.	5,285	1,143,991
Grocery Outlet Holding Corp. (a) (b)	11,272	318,547
Performance Food Group Co. (a)	26,636	1,607,216
PriceSmart, Inc.	3,042	217,442
SpartanNash Co.	5,462	135,458
Sprouts Farmers Market, Inc. (a)	18,774	657,653
U.S. Foods Holding Corp. (a)	32,340	1,194,640
United Natural Foods, Inc. (a)	8,612	226,926
		7,254,497
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	243,349	$2,769,312
AptarGroup, Inc.	10,095	1,193,128
Avery Dennison Corp.	12,997	2,325,553
Ball Corp.	50,916	2,805,981
Greif, Inc. Class A	2,430	153,989
International Paper Co.	60,948	2,197,785
Myers Industries, Inc.	5,229	112,057
O-I Glass, Inc. (a)	24,312	552,125
Packaging Corp. of America	14,838	2,059,960
Sealed Air Corp.	24,374	1,119,010
Silgan Holdings, Inc.	12,600	676,242
Sonoco Products Co.	16,049	978,989
Westrock Co.	41,465	1,263,439
		18,207,570
DISTRIBUTORS — 0.1%
Genuine Parts Co.	22,450	3,756,110
LKQ Corp.	43,966	2,495,510
Pool Corp.	6,444	2,206,683
		8,458,303
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	7,878	304,248
American Public Education, Inc. (a)	2,489	13,490
Frontdoor, Inc. (a)	12,950	361,046
Graham Holdings Co. Class B	286	170,410
Grand Canyon Education, Inc. (a)	7,098	808,462
H&R Block, Inc. (b)	28,221	994,790
Mister Car Wash, Inc. (a) (b)	12,450	107,319
Perdoceo Education Corp. (a)	11,254	151,141
Service Corp. International	27,234	1,873,155
Strategic Education, Inc.	3,980	357,524
Stride, Inc. (a)	447	17,545
		5,159,130
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	10,455	197,704
American Assets Trust, Inc. REIT	7,902	146,898
Armada Hoffler Properties, Inc. REIT	8,335	98,436
Essential Properties Realty Trust, Inc. REIT	16,960	421,456
Global Net Lease, Inc. REIT (b)	14,022	180,323
iStar, Inc. REIT (a) (b)	4,933	144,878
		1,189,695
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	1,111,678	21,399,801
ATN International, Inc.	2,563	104,878
Cogent Communications Holdings, Inc.	6,763	430,938
Consolidated Communications Holdings, Inc. (a)	11,426	29,479

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Frontier Communications Parent, Inc. (a) (b)	35,050	$798,089
Iridium Communications, Inc.	20,598	1,275,634
Lumen Technologies, Inc. (b)	155,541	412,184
Verizon Communications, Inc.	657,107	25,554,891
		50,005,894
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	8,236	530,151
Alliant Energy Corp.	39,228	2,094,775
American Electric Power Co., Inc.	77,783	7,077,475
Constellation Energy Corp.	50,850	3,991,725
Duke Energy Corp.	120,839	11,657,338
Edison International	58,511	4,130,292
Entergy Corp.	31,592	3,403,722
Evergy, Inc.	35,893	2,193,780
Eversource Energy	52,760	4,128,998
Exelon Corp.	152,573	6,391,283
FirstEnergy Corp.	84,705	3,393,282
Hawaiian Electric Industries, Inc.	17,147	658,445
IDACORP, Inc.	7,761	840,749
NextEra Energy, Inc.	314,311	24,227,092
NRG Energy, Inc.	38,022	1,303,774
OGE Energy Corp.	31,927	1,202,371
Otter Tail Corp. (b)	6,560	474,091
PG&E Corp. (a)	253,273	4,095,425
Pinnacle West Capital Corp.	18,184	1,440,900
PNM Resources, Inc.	12,938	629,822
Portland General Electric Co. (b)	14,006	684,753
PPL Corp.	119,257	3,314,152
Southern Co.	165,265	11,499,139
Xcel Energy, Inc.	82,659	5,574,523
		104,938,057
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,568	1,017,441
AMETEK, Inc.	35,740	5,194,094
Eaton Corp. PLC	62,434	10,697,442
Emerson Electric Co.	93,523	8,149,594
Encore Wire Corp. (b)	2,794	517,812
EnerSys	6,796	590,437
Generac Holdings, Inc. (a)	9,836	1,062,386
Hubbell, Inc.	8,478	2,062,782
nVent Electric PLC	25,301	1,086,425
Powell Industries, Inc. (b)	1,598	68,059
Regal Rexnord Corp.	11,122	1,565,199
Rockwell Automation, Inc.	18,236	5,351,354
SunPower Corp. (a) (b)	13,038	180,446
Sunrun, Inc. (a)	33,356	672,123
Vicor Corp. (a)	2,766	129,836
		38,345,430
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	5,852	$573,496
Amphenol Corp. Class A	93,524	7,642,781
Arlo Technologies, Inc. (a)	11,687	70,823
Arrow Electronics, Inc. (a)	11,795	1,472,842
Avnet, Inc.	15,513	701,188
Badger Meter, Inc. (b)	4,689	571,214
Belden, Inc.	6,282	545,089
Benchmark Electronics, Inc.	5,535	131,124
CDW Corp.	22,104	4,307,849
Cognex Corp.	27,835	1,379,224
Coherent Corp. (a) (b)	18,606	708,516
Corning, Inc.	119,207	4,205,623
CTS Corp.	5,148	254,620
ePlus, Inc. (a)	4,880	239,315
Fabrinet (a)	5,502	653,418
FARO Technologies, Inc. (a)	2,696	66,349
Insight Enterprises, Inc. (a)	5,247	750,111
IPG Photonics Corp. (a)	5,384	663,901
Itron, Inc. (a)	6,334	351,220
Jabil, Inc.	21,500	1,895,440
Keysight Technologies, Inc. (a)	28,720	4,637,706
Knowles Corp. (a)	14,826	252,042
Littelfuse, Inc.	4,005	1,073,700
Methode Electronics, Inc.	5,434	238,444
National Instruments Corp.	20,369	1,067,539
Novanta, Inc. (a) (b)	5,516	877,540
OSI Systems, Inc. (a)	2,596	265,727
PC Connection, Inc.	1,979	88,976
Plexus Corp. (a)	4,672	455,847
Rogers Corp. (a)	2,698	440,934
Sanmina Corp. (a)	10,683	651,556
ScanSource, Inc. (a)	5,208	158,532
TD SYNNEX Corp.	6,679	646,460
TE Connectivity Ltd.	51,590	6,766,029
Teledyne Technologies, Inc. (a)	7,216	3,228,150
Trimble, Inc. (a)	39,723	2,082,280
TTM Technologies, Inc. (a)	16,104	217,243
Vishay Intertechnology, Inc.	21,290	481,580
Vontier Corp.	22,413	612,771
Zebra Technologies Corp. Class A (a)	8,537	2,714,766
		54,141,965
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	15,096	147,488
Baker Hughes Co.	145,796	4,207,673
Bristow Group, Inc. (a)	4,199	94,058
ChampionX Corp.	23,220	629,959
Core Laboratories NV (b)	7,102	156,599
DMC Global, Inc. (a)	2,441	53,629
Dril-Quip, Inc. (a)	5,253	150,709
Halliburton Co.	138,204	4,372,775
Helix Energy Solutions Group, Inc. (a)	22,323	172,780

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	17,848	$638,066
Nabors Industries Ltd. (a)	1,130	137,758
Newpark Resources, Inc. (a)	24	92
NexTier Oilfield Solutions, Inc. (a) (b)	25,310	201,214
NOV, Inc.	61,789	1,143,714
Oceaneering International, Inc. (a)	16,159	284,883
Oil States International, Inc. (a)	10,055	83,758
Patterson-UTI Energy, Inc.	30,617	358,219
ProPetro Holding Corp. (a)	13,244	95,224
RPC, Inc. (b)	11,131	85,597
Schlumberger NV	217,446	10,676,599
U.S. Silica Holdings, Inc. (a)	15,199	181,476
Valaris Ltd. (a)	9,540	620,672
		24,492,942
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	117,181	10,029,522
Cinemark Holdings, Inc. (a) (b)	18,120	267,995
Electronic Arts, Inc.	45,153	5,438,679
Live Nation Entertainment, Inc. (a)	22,505	1,575,350
Marcus Corp.	2,703	43,248
Netflix, Inc. (a)	68,986	23,833,283
Take-Two Interactive Software, Inc. (a)	24,966	2,978,444
Walt Disney Co. (a)	285,937	28,630,872
Warner Bros Discovery, Inc. (a)	341,384	5,154,898
World Wrestling Entertainment, Inc. Class A (b)	7,359	671,582
		78,623,873
FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	284,315	87,787,943
BM Technologies, Inc. (a)	11	39
Essent Group Ltd.	16,230	650,012
Euronet Worldwide, Inc. (a)	8,149	911,873
EVERTEC, Inc.	9,494	320,423
Fidelity National Information Services, Inc.	96,658	5,251,429
Fiserv, Inc. (a)	96,361	10,891,684
FleetCor Technologies, Inc. (a)	12,900	2,719,965
Global Payments, Inc.	45,283	4,765,583
Jack Henry & Associates, Inc.	12,059	1,817,533
Mastercard, Inc. Class A	134,240	48,784,158
MGIC Investment Corp.	53,269	714,870
Mr Cooper Group, Inc. (a)	11,488	470,663
NMI Holdings, Inc. Class A (a)	9,319	208,093
Payoneer Global, Inc. (a) (b)	31,051	195,000
PayPal Holdings, Inc. (a)	182,517	13,860,341
Radian Group, Inc.	24,810	548,301
Visa, Inc. Class A (b)	258,632	58,311,171
Voya Financial, Inc. (b)	17,190	1,228,397
Walker & Dunlop, Inc.	4,626	352,362
Western Union Co.	64,656	720,914
Security Description	Shares	Value
WEX, Inc. (a) (b)	6,956	$1,279,139
		241,789,893
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	86,825	6,916,480
B&G Foods, Inc.	6,428	99,827
Bunge Ltd.	23,620	2,256,182
Calavo Growers, Inc.	2,728	78,485
Cal-Maine Foods, Inc.	5,570	339,157
Campbell Soup Co.	33,602	1,847,438
Conagra Brands, Inc.	75,950	2,852,682
Darling Ingredients, Inc. (a)	25,742	1,503,333
Flowers Foods, Inc.	28,110	770,495
Fresh Del Monte Produce, Inc.	5,320	160,185
General Mills, Inc.	95,025	8,120,836
Hain Celestial Group, Inc. (a)	13,168	225,831
Hershey Co.	23,102	5,877,380
Hormel Foods Corp.	44,628	1,779,765
Hostess Brands, Inc. (a)	21,454	533,776
Ingredion, Inc.	10,554	1,073,658
J & J Snack Foods Corp. (b)	2,387	353,801
J.M. Smucker Co.	17,824	2,804,963
John B Sanfilippo & Son, Inc.	640	62,029
Kellogg Co.	40,087	2,684,226
Kraft Heinz Co.	125,982	4,871,724
Lamb Weston Holdings, Inc.	23,323	2,437,720
Lancaster Colony Corp.	2,532	513,692
McCormick & Co., Inc.	38,968	3,242,527
Mondelez International, Inc. Class A	217,525	15,165,843
Pilgrim's Pride Corp. (a)	7,930	183,817
Post Holdings, Inc. (a)	9,676	869,582
Seneca Foods Corp. Class A (a)	865	45,214
Simply Good Foods Co. (a)	13,304	529,100
Tootsie Roll Industries, Inc.	2,963	133,068
TreeHouse Foods, Inc. (a)	9,063	457,047
Tyson Foods, Inc. Class A	45,946	2,725,517
		71,515,380
GAS UTILITIES — 0.1%
Atmos Energy Corp.	19,519	2,193,155
Chesapeake Utilities Corp.	2,582	330,470
National Fuel Gas Co.	13,831	798,602
New Jersey Resources Corp. (b)	13,753	731,659
Northwest Natural Holding Co.	5,154	245,124
ONE Gas, Inc.	8,338	660,620
Southwest Gas Holdings, Inc.	8,102	505,970
Spire, Inc.	8,026	562,944
UGI Corp.	32,520	1,130,395
		7,158,939
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	4,452	411,454
Avis Budget Group, Inc. (a)	4,893	953,156
CSX Corp.	343,447	10,282,803
Heartland Express, Inc.	8,056	128,252

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hertz Global Holdings, Inc. (a) (b)	25,510	$415,558
J.B. Hunt Transport Services, Inc.	13,417	2,354,147
Knight-Swift Transportation Holdings, Inc.	27,314	1,545,426
Landstar System, Inc.	6,112	1,095,637
Marten Transport Ltd.	8,666	181,553
Norfolk Southern Corp.	37,820	8,017,840
Old Dominion Freight Line, Inc.	14,797	5,043,410
RXO, Inc. (a) (b)	14,899	292,616
Ryder System, Inc.	8,457	754,703
Saia, Inc. (a) (b)	4,210	1,145,457
Union Pacific Corp.	98,263	19,776,411
Werner Enterprises, Inc.	8,576	390,122
XPO, Inc. (a)	14,899	475,278
		53,263,823
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	276,085	27,956,367
Align Technology, Inc. (a)	11,304	3,777,119
AngioDynamics, Inc. (a)	5,665	58,576
Artivion, Inc. (a)	5,574	73,019
Avanos Medical, Inc. (a)	7,663	227,898
Baxter International, Inc.	79,638	3,230,117
Becton Dickinson & Co.	45,143	11,174,698
Boston Scientific Corp. (a)	223,652	11,189,310
Cardiovascular Systems, Inc. (a) (b)	6,020	119,557
CONMED Corp. (b)	4,568	474,432
Cooper Cos., Inc.	7,580	2,830,069
Cutera, Inc. (a) (b)	2,615	61,766
DENTSPLY SIRONA, Inc.	34,575	1,358,106
Dexcom, Inc. (a)	62,058	7,209,898
Edwards Lifesciences Corp. (a)	97,481	8,064,603
Embecta Corp.	8,940	251,393
Enovis Corp. (a)	5,542	296,442
Envista Holdings Corp. (a)	25,065	1,024,657
GE HealthCare Technologies, Inc. (a)	56,514	4,635,843
Glaukos Corp. (a)	6,506	325,951
Globus Medical, Inc. Class A (a)	11,244	636,860
Haemonetics Corp. (a)	7,793	644,871
Heska Corp. (a) (b)	1,641	160,194
Hologic, Inc. (a)	39,959	3,224,691
ICU Medical, Inc. (a) (b)	2,666	439,783
IDEXX Laboratories, Inc. (a)	13,433	6,717,575
Inari Medical, Inc. (a) (b)	8,782	542,201
Inogen, Inc. (a)	2,860	35,693
Insulet Corp. (a)	10,960	3,495,802
Integer Holdings Corp. (a)	5,082	393,855
Integra LifeSciences Holdings Corp. (a)	11,259	646,379
Intuitive Surgical, Inc. (a)	55,260	14,117,272
Lantheus Holdings, Inc. (a)	10,274	848,221
LeMaitre Vascular, Inc. (b)	2,625	135,109
LivaNova PLC (a)	8,033	350,078
Security Description	Shares	Value
Masimo Corp. (a)	7,331	$1,352,863
Medtronic PLC	209,813	16,915,124
Merit Medical Systems, Inc. (a)	7,665	566,827
Mesa Laboratories, Inc. (b)	570	99,596
Neogen Corp. (a) (b)	27,263	504,911
NuVasive, Inc. (a)	7,693	317,798
Omnicell, Inc. (a)	5,766	338,291
OraSure Technologies, Inc. (a)	6,915	41,836
Orthofix Medical, Inc. (a)	2,998	50,217
Penumbra, Inc. (a) (b)	5,309	1,479,565
QuidelOrtho Corp. (a)	9,633	858,204
ResMed, Inc.	22,711	4,973,482
Shockwave Medical, Inc. (a)	5,550	1,203,406
STAAR Surgical Co. (a) (b)	7,152	457,370
STERIS PLC	15,463	2,957,763
Stryker Corp.	51,338	14,655,459
Tandem Diabetes Care, Inc. (a)	9,740	395,541
Teleflex, Inc.	7,247	1,835,738
Varex Imaging Corp. (a) (b)	5,945	108,140
Zimmer Biomet Holdings, Inc.	32,411	4,187,501
Zynex, Inc. (a)	2,562	30,744
		170,058,781
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	14,113	1,019,664
AdaptHealth Corp. (a) (b)	15,357	190,888
Addus HomeCare Corp. (a)	2,371	253,128
Agiliti, Inc. (a) (b)	5,302	84,726
Amedisys, Inc. (a)	4,698	345,538
AmerisourceBergen Corp.	23,389	3,744,813
AMN Healthcare Services, Inc. (a)	6,616	548,863
Apollo Medical Holdings, Inc. (a) (b)	2,741	99,964
Cardinal Health, Inc.	45,410	3,428,455
Centene Corp. (a)	90,645	5,729,670
Chemed Corp.	2,388	1,284,147
Cigna Group	47,236	12,070,215
Community Health Systems, Inc. (a)	18,263	89,489
CorVel Corp. (a)	899	171,062
Cross Country Healthcare, Inc. (a)	5,109	114,033
CVS Health Corp.	202,678	15,061,002
DaVita, Inc. (a)	11,357	921,166
Elevance Health, Inc.	37,707	17,338,056
Encompass Health Corp.	15,889	859,595
Enhabit, Inc. (a)	7,870	109,472
Ensign Group, Inc.	8,075	771,485
Fulgent Genetics, Inc. (a) (b)	2,007	62,659
HCA Healthcare, Inc.	35,347	9,320,297
HealthEquity, Inc. (a)	11,545	677,807
Henry Schein, Inc. (a)	21,902	1,785,889
Humana, Inc.	19,855	9,638,808
Laboratory Corp. of America Holdings	15,075	3,458,506
McKesson Corp.	22,486	8,006,140

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ModivCare, Inc. (a)	2,018	$169,673
Molina Healthcare, Inc. (a)	9,350	2,501,031
NeoGenomics, Inc. (a)	19,172	333,785
OmniAb, Inc. (a) (b) (f)	1,881	—
Option Care Health, Inc. (a)	19,161	608,745
Owens & Minor, Inc. (a)	11,698	170,206
Patterson Cos., Inc.	13,880	371,568
Pediatrix Medical Group, Inc. (a)	13,650	203,521
Progyny, Inc. (a)	6,533	209,840
Quest Diagnostics, Inc.	20,689	2,927,080
R1 RCM, Inc. (a) (b)	18,939	284,085
RadNet, Inc. (a)	5,950	148,929
Select Medical Holdings Corp. (b)	16,973	438,752
Tenet Healthcare Corp. (a)	16,723	993,681
U.S. Physical Therapy, Inc.	2,215	216,871
UnitedHealth Group, Inc.	147,730	69,815,721
Universal Health Services, Inc. Class B	11,884	1,510,456
		178,089,481
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	15,154	296,715
Community Healthcare Trust, Inc. REIT	3,139	114,887
Healthcare Realty Trust, Inc. REIT	51,353	992,654
Healthpeak Properties, Inc. REIT	81,102	1,781,811
LTC Properties, Inc. REIT	6,341	222,759
Medical Properties Trust, Inc. REIT (b)	85,624	703,829
Omega Healthcare Investors, Inc. REIT	36,271	994,188
Physicians Realty Trust REIT (b)	32,301	482,254
Sabra Health Care REIT, Inc.	33,435	384,503
Universal Health Realty Income Trust REIT	1,505	72,406
Ventas, Inc. REIT	59,499	2,579,282
Welltower, Inc. REIT	74,719	5,356,605
		13,981,893
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a) (b)	16,670	401,914
Computer Programs & Systems, Inc. (a)	2,088	63,058
HealthStream, Inc. (a)	5,214	141,299
NextGen Healthcare, Inc. (a)	8,696	151,397
Simulations Plus, Inc. (b)	2,024	88,935
Veradigm, Inc. (a)	24,408	318,524
		1,165,127
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	7,499	78,664
DiamondRock Hospitality Co. REIT	35,191	286,103
Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	110,197	$1,817,148
Park Hotels & Resorts, Inc. REIT	37,763	466,751
Pebblebrook Hotel Trust REIT (b)	20,505	287,890
Service Properties Trust REIT	26,260	261,550
Summit Hotel Properties, Inc. REIT	16,866	118,062
Sunstone Hotel Investors, Inc. REIT	33,696	332,916
Xenia Hotels & Resorts, Inc. REIT	18,563	242,990
		3,892,074
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	41,180	1,474,244
BJ's Restaurants, Inc. (a)	4,620	134,627
Bloomin' Brands, Inc.	13,374	343,043
Booking Holdings, Inc. (a)	6,157	16,330,888
Boyd Gaming Corp.	12,560	805,347
Brinker International, Inc. (a)	6,151	233,738
Caesars Entertainment, Inc. (a)	32,249	1,574,074
Carnival Corp. (a) (b)	119,440	1,212,316
Cheesecake Factory, Inc. (b)	6,587	230,874
Chipotle Mexican Grill, Inc. (a)	4,354	7,437,895
Choice Hotels International, Inc. (b)	4,630	542,590
Churchill Downs, Inc.	5,416	1,392,183
Chuy's Holdings, Inc. (a)	2,986	107,048
Cracker Barrel Old Country Store, Inc. (b)	3,956	449,402
Darden Restaurants, Inc.	20,095	3,117,940
Dave & Buster's Entertainment, Inc. (a)	5,573	205,031
Dine Brands Global, Inc. (b)	2,228	150,702
Domino's Pizza, Inc.	5,835	1,924,791
El Pollo Loco Holdings, Inc. (b)	2,835	27,188
Expedia Group, Inc. (a)	24,004	2,329,108
Golden Entertainment, Inc. (a)	3,077	133,880
Hilton Grand Vacations, Inc. (a)	12,550	557,597
Hilton Worldwide Holdings, Inc.	43,417	6,116,153
Jack in the Box, Inc.	3,469	303,850
Las Vegas Sands Corp. (a)	51,684	2,969,246
Light & Wonder, Inc. Class A (a)	9,663	580,263
Marriott International, Inc. Class A	41,609	6,908,758
Marriott Vacations Worldwide Corp.	5,777	779,086
McDonald's Corp.	116,213	32,494,317
MGM Resorts International	46,554	2,067,929
Monarch Casino & Resort, Inc.	2,340	173,511
Norwegian Cruise Line Holdings Ltd. (a)	51,632	694,450
Papa John's International, Inc. (b)	5,881	440,663
Penn Entertainment, Inc. (a) (b)	23,429	694,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd. (a)	35,570	$2,322,721
Ruth's Hospitality Group, Inc.	5,326	87,453
Sabre Corp. (a) (b)	45,591	195,585
Shake Shack, Inc. Class A (a)	5,260	291,877
Six Flags Entertainment Corp. (a) (b)	11,719	313,015
Starbucks Corp.	182,890	19,044,336
Texas Roadhouse, Inc.	10,414	1,125,337
Travel & Leisure Co.	14,023	549,702
Wendy's Co.	28,245	615,176
Wingstop, Inc.	4,750	872,005
Wyndham Hotels & Resorts, Inc.	14,734	999,702
Wynn Resorts Ltd. (a)	15,695	1,756,427
Yum! Brands, Inc.	43,502	5,745,744
		128,856,716
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,484	471,526
Century Communities, Inc.	3,175	202,946
DR Horton, Inc.	51,482	5,029,277
Ethan Allen Interiors, Inc.	4,663	128,046
Garmin Ltd.	23,340	2,355,473
Green Brick Partners, Inc. (a) (b)	7,200	252,432
Helen of Troy Ltd. (a) (b)	4,168	396,669
Installed Building Products, Inc.	3,398	387,474
iRobot Corp. (a)	4,468	194,984
KB Home (b)	14,177	569,632
La-Z-Boy, Inc.	7,350	213,738
Leggett & Platt, Inc.	20,741	661,223
Lennar Corp. Class A	42,498	4,466,965
LGI Homes, Inc. (a)	2,575	293,627
M/I Homes, Inc. (a)	3,296	207,945
MDC Holdings, Inc.	8,920	346,720
Meritage Homes Corp.	5,689	664,248
Mohawk Industries, Inc. (a)	9,348	936,857
Newell Brands, Inc.	59,991	746,288
NVR, Inc. (a)	449	2,501,913
PulteGroup, Inc.	41,005	2,389,771
Sonos, Inc. (a) (b)	20,040	393,185
Taylor Morrison Home Corp. (a)	20,076	768,108
Tempur Sealy International, Inc.	29,517	1,165,626
Toll Brothers, Inc.	18,108	1,087,023
TopBuild Corp. (a)	5,136	1,069,007
Tri Pointe Homes, Inc. (a)	19,945	505,007
Whirlpool Corp.	9,824	1,296,964
		29,702,674
HOUSEHOLD PRODUCTS — 1.4%
Central Garden & Pet Co. (a)	2,147	88,156
Central Garden & Pet Co. Class A (a)	6,402	250,126
Church & Dwight Co., Inc.	38,456	3,399,895
Clorox Co.	19,448	3,077,452
Colgate-Palmolive Co.	130,553	9,811,058
Security Description	Shares	Value
Energizer Holdings, Inc.	9,137	$317,054
Kimberly-Clark Corp.	53,138	7,132,182
Procter & Gamble Co.	374,784	55,726,633
WD-40 Co. (b)	2,226	396,339
		80,198,895
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	104,902	2,526,040
Ormat Technologies, Inc. (b)	7,028	595,764
		3,121,804
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	87,666	9,214,573
General Electric Co.	169,524	16,206,495
Honeywell International, Inc.	107,428	20,531,639
		45,952,707
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,434	1,063,669
First Industrial Realty Trust, Inc. REIT	20,658	1,099,006
Innovative Industrial Properties, Inc. REIT (b)	3,699	281,087
LXP Industrial Trust REIT	41,026	422,978
Prologis, Inc. REIT	143,557	17,911,607
Rexford Industrial Realty, Inc. REIT	25,107	1,497,632
Star Holdings (a)	1,868	32,484
		22,308,463
INSURANCE — 2.3%
Aflac, Inc.	91,825	5,924,549
Allstate Corp.	44,738	4,957,418
Ambac Financial Group, Inc. (a)	7,332	113,499
American Equity Investment Life Holding Co.	13,516	493,199
American Financial Group, Inc.	10,852	1,318,518
American International Group, Inc.	125,125	6,301,295
AMERISAFE, Inc.	2,728	133,536
Aon PLC Class A	34,389	10,842,508
Arch Capital Group Ltd. (a)	58,050	3,939,854
Arthur J Gallagher & Co.	30,468	5,828,833
Assurant, Inc.	9,459	1,135,742
Assured Guaranty Ltd.	12,466	626,666
Brighthouse Financial, Inc. (a)	8,152	359,585
Brown & Brown, Inc.	35,863	2,059,253
Chubb Ltd.	66,565	12,925,592
Cincinnati Financial Corp.	23,800	2,667,504
CNO Financial Group, Inc.	21,582	478,905
eHealth, Inc. (a)	3,168	29,652
Employers Holdings, Inc.	5,344	222,791
Everest Re Group Ltd.	6,545	2,343,241
First American Financial Corp.	16,650	926,739
Genworth Financial, Inc. Class A (a)	73,924	371,098
Globe Life, Inc.	15,031	1,653,711

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hanover Insurance Group, Inc.	5,742	$737,847
Hartford Financial Services Group, Inc.	55,370	3,858,735
HCI Group, Inc. (b)	1,056	56,602
Horace Mann Educators Corp.	5,932	198,603
James River Group Holdings Ltd.	5,043	104,138
Kemper Corp.	8,861	484,342
Kinsale Capital Group, Inc.	2,695	808,904
Lincoln National Corp.	28,022	629,654
Loews Corp.	35,636	2,067,601
Marsh & McLennan Cos., Inc.	79,257	13,200,253
Mercury General Corp.	4,260	135,212
MetLife, Inc.	110,006	6,373,748
Old Republic International Corp.	45,125	1,126,771
Palomar Holdings, Inc. (a)	3,059	168,857
Primerica, Inc.	6,409	1,103,886
Principal Financial Group, Inc.	39,498	2,935,491
ProAssurance Corp.	10,171	187,960
Progressive Corp.	91,465	13,084,983
Prudential Financial, Inc.	61,344	5,075,603
Reinsurance Group of America, Inc.	10,452	1,387,608
RenaissanceRe Holdings Ltd.	7,102	1,422,815
RLI Corp.	6,472	860,194
Safety Insurance Group, Inc.	2,616	194,944
Selective Insurance Group, Inc.	8,639	823,556
Selectquote, Inc. (a)	88	191
SiriusPoint Ltd. (a)	13,309	108,202
Stewart Information Services Corp.	3,299	133,115
Travelers Cos., Inc.	39,252	6,728,185
Trupanion, Inc. (a) (b)	4,780	205,014
United Fire Group, Inc.	2,784	73,915
Universal Insurance Holdings, Inc.	5,309	96,730
Unum Group	32,475	1,284,711
W R Berkley Corp.	33,271	2,071,452
Willis Towers Watson PLC	17,054	3,963,009
		137,346,519
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A (a)	939,776	97,482,965
Alphabet, Inc. Class C (a)	821,242	85,409,168
Cars.com, Inc. (a)	10,028	193,540
Match Group, Inc. (a)	43,207	1,658,717
Meta Platforms, Inc. Class A (a)	352,082	74,620,259
QuinStreet, Inc. (a)	7,408	117,565
Shutterstock, Inc.	3,427	248,800
TripAdvisor, Inc. (a)	15,487	307,572
Yelp, Inc. (a)	8,884	272,739
Ziff Davis, Inc. (a) (b)	6,406	499,988
		260,811,313
IT SERVICES — 1.1%
Accenture PLC Class A	98,675	28,202,302
Akamai Technologies, Inc. (a)	25,804	2,020,453
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	83,243	$5,071,996
DXC Technology Co. (a)	40,357	1,031,525
EPAM Systems, Inc. (a)	8,828	2,639,572
Gartner, Inc. (a)	13,859	4,514,846
International Business Machines Corp.	142,993	18,744,952
Kyndryl Holdings, Inc. (a)	27,745	409,516
Perficient, Inc. (a)	5,113	369,108
VeriSign, Inc. (a)	15,450	3,265,049
		66,269,319
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	12,314	1,009,748
Hasbro, Inc.	20,449	1,097,907
Mattel, Inc. (a)	55,205	1,016,324
Polaris, Inc. (b)	9,199	1,017,685
Sturm Ruger & Co., Inc. (b)	2,698	154,973
Topgolf Callaway Brands Corp. (a)	15,648	338,310
Vista Outdoor, Inc. (a) (b)	9,324	258,368
YETI Holdings, Inc. (a)	12,024	480,960
		5,374,275
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	47,503	6,571,565
Azenta, Inc. (a)	11,765	524,954
BioLife Solutions, Inc. (a)	4,866	105,836
Bio-Rad Laboratories, Inc. Class A (a)	3,049	1,460,532
Bio-Techne Corp.	24,790	1,839,170
Bruker Corp.	15,849	1,249,535
Charles River Laboratories International, Inc. (a)	7,918	1,598,011
Danaher Corp.	101,660	25,622,386
Illumina, Inc. (a)	24,800	5,767,240
IQVIA Holdings, Inc. (a)	29,801	5,927,121
Medpace Holdings, Inc. (a)	4,405	828,360
Mettler-Toledo International, Inc. (a)	3,730	5,707,683
PerkinElmer, Inc.	20,180	2,689,187
Repligen Corp. (a) (b)	7,464	1,256,639
Sotera Health Co. (a) (b)	1,225	21,940
Syneos Health, Inc. (a)	17,133	610,277
Thermo Fisher Scientific, Inc.	61,888	35,670,387
Waters Corp. (a)	9,725	3,011,152
West Pharmaceutical Services, Inc.	11,559	4,004,847
		104,466,822
MACHINERY — 2.1%
3D Systems Corp. (a) (b)	21,389	229,290
AGCO Corp.	9,650	1,304,680
Alamo Group, Inc.	1,657	305,153
Albany International Corp. Class A	4,926	440,187
Astec Industries, Inc.	3,095	127,669
Barnes Group, Inc.	7,809	314,547

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Caterpillar, Inc.	83,905	$19,200,820
Chart Industries, Inc. (a) (b)	5,463	685,060
CIRCOR International, Inc. (a)	2,658	82,717
Crane Holdings Co.	7,741	878,603
Cummins, Inc.	22,952	5,482,774
Deere & Co.	44,122	18,217,091
Donaldson Co., Inc.	19,817	1,294,843
Dover Corp.	22,645	3,440,681
Enerpac Tool Group Corp.	10,084	257,142
EnPro Industries, Inc.	3,138	326,007
Esab Corp.	5,542	327,366
ESCO Technologies, Inc.	4,210	401,844
Federal Signal Corp.	9,601	520,470
Flowserve Corp.	21,243	722,262
Fortive Corp.	53,155	3,623,576
Franklin Electric Co., Inc.	6,296	592,454
Graco, Inc.	26,390	1,926,734
Greenbrier Cos., Inc.	5,156	165,869
Hillenbrand, Inc.	11,854	563,421
IDEX Corp.	11,975	2,766,584
Illinois Tool Works, Inc.	44,919	10,935,531
Ingersoll Rand, Inc.	57,395	3,339,241
ITT, Inc.	13,837	1,194,133
John Bean Technologies Corp.	4,986	544,920
Kennametal, Inc.	13,325	367,503
Lincoln Electric Holdings, Inc.	9,390	1,587,849
Lindsay Corp.	1,816	274,452
Middleby Corp. (a)	8,980	1,316,558
Mueller Industries, Inc.	4,964	364,755
Nordson Corp.	7,897	1,755,187
Oshkosh Corp.	10,842	901,838
Otis Worldwide Corp.	63,715	5,377,546
PACCAR, Inc.	80,907	5,922,392
Parker-Hannifin Corp.	20,308	6,825,722
Pentair PLC	26,274	1,452,164
Proto Labs, Inc. (a)	4,298	142,479
Snap-on, Inc.	8,630	2,130,661
SPX Technologies, Inc. (a)	7,164	505,635
Standex International Corp.	2,397	293,489
Stanley Black & Decker, Inc.	24,781	1,996,853
Tennant Co.	2,688	184,209
Terex Corp.	11,628	562,563
Timken Co.	10,879	889,032
Titan International, Inc. (a)	10,107	105,921
Toro Co.	16,887	1,877,159
Trinity Industries, Inc.	13,237	322,453
Wabash National Corp.	8,937	219,761
Watts Water Technologies, Inc. Class A	4,476	753,400
Westinghouse Air Brake Technologies Corp.	28,005	2,830,185
Xylem, Inc.	28,107	2,942,803
		122,114,238
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	8,620	600,814
Security Description	Shares	Value
Matson, Inc. (b)	6,924	$413,155
		1,013,969
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	4,297	75,541
Cable One, Inc. (b)	776	544,752
Charter Communications, Inc. Class A (a)	18,277	6,536,038
Comcast Corp. Class A	682,166	25,860,913
DISH Network Corp. Class A (a) (b)	39,469	368,246
EW Scripps Co. Class A (a)	10,607	99,812
Fox Corp. Class A	52,036	1,771,826
Fox Corp. Class B	23,933	749,342
Gannett Co., Inc. (a)	15,419	28,833
Interpublic Group of Cos., Inc.	61,669	2,296,554
John Wiley & Sons, Inc. Class A	6,946	269,296
New York Times Co. Class A	22,575	877,716
News Corp. Class A	61,834	1,067,873
News Corp. Class B	19,185	334,395
Nexstar Media Group, Inc.	6,157	1,063,068
Omnicom Group, Inc.	33,366	3,147,748
Paramount Global Class B (b)	88,399	1,972,182
Scholastic Corp.	5,300	181,366
TechTarget, Inc. (a) (b)	3,947	142,566
TEGNA, Inc.	34,846	589,246
Thryv Holdings, Inc. (a)	2,656	61,247
Tremor International Ltd. (a)	1,016	2,628
		48,041,188
METALS & MINING — 0.6%
Alcoa Corp.	26,624	1,133,117
Arconic Corp. (a)	15,596	409,083
ATI, Inc. (a)	20,468	807,667
Carpenter Technology Corp.	7,944	355,573
Century Aluminum Co. (a)	8,029	80,290
Cleveland-Cliffs, Inc. (a)	77,454	1,419,732
Commercial Metals Co.	18,983	928,269
Compass Minerals International, Inc.	5,370	184,137
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	227,258	9,297,125
Fresh Market, Inc. (a) (f)	466	—
Haynes International, Inc.	2,573	128,882
Kaiser Aluminum Corp. (b)	2,698	201,352
Materion Corp.	2,752	319,232
MP Materials Corp. (a) (b)	11,773	331,881
Newmont Corp.	125,364	6,145,343
Nucor Corp.	42,695	6,595,097
Olympic Steel, Inc.	2,525	131,830
Reliance Steel & Aluminum Co.	9,956	2,556,103
Royal Gold, Inc.	10,150	1,316,556
Steel Dynamics, Inc.	31,226	3,530,412
SunCoke Energy, Inc.	5,110	45,888
TimkenSteel Corp. (a)	3,245	59,513
Tredegar Corp.	4,027	36,767
U.S. Steel Corp.	33,828	882,911

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Warrior Met Coal, Inc.	5,870	$215,488
Worthington Industries, Inc.	5,620	363,333
		37,475,581
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT (b)	73,970	1,413,567
Apollo Commercial Real Estate Finance, Inc. REIT (b)	19,193	178,687
ARMOUR Residential REIT, Inc. (b)	9,679	50,815
Ellington Financial, Inc. REIT (b)	7,071	86,337
Franklin BSP Realty Trust, Inc. REIT (b)	5,825	69,492
Invesco Mortgage Capital, Inc. REIT (b)	22,245	246,697
KKR Real Estate Finance Trust, Inc. REIT (b)	6,099	69,467
New York Mortgage Trust, Inc. REIT (a) (b)	13,168	131,153
PennyMac Mortgage Investment Trust REIT (b)	15,921	196,306
Ready Capital Corp. REIT (b)	9,887	100,551
Redwood Trust, Inc. REIT (b)	18,122	122,142
Two Harbors Investment Corp. REIT (b)	11,082	163,016
Starwood Property Trust, Inc. REIT (b)	49,010	866,987
		3,695,217
MULTI-UTILITIES — 0.8%
Ameren Corp.	38,807	3,352,537
Avista Corp.	11,046	468,903
Black Hills Corp.	9,656	609,294
CenterPoint Energy, Inc.	102,416	3,017,175
CMS Energy Corp.	44,577	2,736,136
Consolidated Edison, Inc.	54,094	5,175,173
Dominion Energy, Inc.	127,603	7,134,284
DTE Energy Co.	30,178	3,305,698
NiSource, Inc.	60,840	1,701,086
NorthWestern Corp.	8,322	481,511
Public Service Enterprise Group, Inc.	78,875	4,925,744
Sempra Energy	49,809	7,529,128
Unitil Corp.	2,305	131,477
WEC Energy Group, Inc.	49,105	4,654,663
		45,222,809
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	22,030	2,766,748
Boston Properties, Inc. REIT	22,071	1,194,483
Brandywine Realty Trust REIT	27,341	129,323
Corporate Office Properties Trust REIT	18,635	441,836
Cousins Properties, Inc. REIT	23,605	504,675
Douglas Emmett, Inc. REIT (b)	25,997	320,543
Security Description	Shares	Value
Easterly Government Properties, Inc. REIT (b)	9,458	$129,953
Highwoods Properties, Inc. REIT	16,638	385,835
Hudson Pacific Properties, Inc. REIT	23,937	159,181
JBG SMITH Properties REIT	17,297	260,493
Kilroy Realty Corp. REIT	15,835	513,054
Office Properties Income Trust REIT	7,690	94,587
Orion Office REIT, Inc.	8,677	58,136
SL Green Realty Corp. REIT (b)	11,074	260,460
Vornado Realty Trust REIT	25,331	389,337
		7,608,644
OIL, GAS & CONSUMABLE FUELS — 4.1%
Antero Midstream Corp.	46,364	486,358
Antero Resources Corp. (a)	44,357	1,024,203
APA Corp.	59,258	2,136,843
Battalion Oil Corp. (a)	52	342
Callon Petroleum Co. (a) (b)	6,623	221,473
Chevron Corp.	281,371	45,908,492
Chord Energy Corp. (b)	6,630	892,398
Civitas Resources, Inc. (b)	13,412	916,576
CNX Resources Corp. (a) (b)	34,955	559,979
Comstock Resources, Inc. (b)	14,376	155,117
ConocoPhillips	197,058	19,550,124
CONSOL Energy, Inc.	5,331	310,637
Coterra Energy, Inc.	130,122	3,193,194
CVR Energy, Inc. (b)	4,620	151,444
Devon Energy Corp.	95,735	4,845,148
Diamondback Energy, Inc.	27,084	3,660,944
Dorian LPG Ltd.	5,391	107,497
DT Midstream, Inc. (a)	14,861	733,688
EOG Resources, Inc.	90,993	10,430,528
EQT Corp.	53,016	1,691,741
Equitrans Midstream Corp.	63,373	366,296
Exxon Mobil Corp.	651,338	71,425,725
Green Plains, Inc. (a)	8,121	251,670
Hess Corp.	42,070	5,567,544
HF Sinclair Corp.	23,721	1,147,622
Kinder Morgan, Inc.	303,850	5,320,413
Marathon Oil Corp.	100,485	2,407,621
Marathon Petroleum Corp.	74,085	9,988,881
Matador Resources Co.	16,930	806,715
Murphy Oil Corp.	23,307	861,893
Northern Oil & Gas, Inc. (b)	10,720	325,352
Occidental Petroleum Corp.	120,167	7,502,026
ONEOK, Inc.	67,634	4,297,464
Par Pacific Holdings, Inc. (a)	8,020	234,184
PBF Energy, Inc. Class A	18,129	786,073
PDC Energy, Inc.	15,436	990,682
Phillips 66	74,509	7,553,722
Pioneer Natural Resources Co.	36,724	7,500,510
Range Resources Corp.	42,050	1,113,064
Ranger Oil Corp. Class A	2,615	106,797

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
REX American Resources Corp. (a)	504	$14,409
SM Energy Co.	18,700	526,592
Southwestern Energy Co. (a)	153,792	768,960
Talos Energy, Inc. (a)	3,774	56,006
Targa Resources Corp.	35,425	2,584,254
Valero Energy Corp.	63,403	8,851,059
Vital Energy, Inc. (a) (b)	1,846	84,067
Williams Cos., Inc.	189,347	5,653,901
World Fuel Services Corp.	9,864	252,025
		244,322,253
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,607	87,126
Glatfelter Corp.	7,798	24,875
Louisiana-Pacific Corp.	10,246	555,436
Mercer International, Inc.	5,850	57,184
Sylvamo Corp.	5,439	251,608
		976,229
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	19,589	821,954
Allegiant Travel Co. (a)	2,126	195,549
American Airlines Group, Inc. (a)	96,652	1,425,617
Delta Air Lines, Inc. (a)	99,649	3,479,743
Hawaiian Holdings, Inc. (a) (b)	6,772	62,031
JetBlue Airways Corp. (a)	47,289	344,264
SkyWest, Inc. (a)	7,945	176,141
Southwest Airlines Co.	90,666	2,950,272
Sun Country Airlines Holdings, Inc. (a) (b)	298	6,109
United Airlines Holdings, Inc. (a)	47,343	2,094,928
		11,556,608
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	12,736	433,024
Coty, Inc. Class A (a)	45,491	548,622
Edgewell Personal Care Co.	8,805	373,508
elf Beauty, Inc. (a)	6,146	506,123
Estee Lauder Cos., Inc. Class A	35,514	8,752,780
Inter Parfums, Inc.	2,676	380,634
Medifast, Inc. (b)	1,913	198,321
Nu Skin Enterprises, Inc. Class A (b)	7,967	313,183
USANA Health Sciences, Inc. (a)	1,992	125,297
		11,631,492
PHARMACEUTICALS — 3.9%
Amphastar Pharmaceuticals, Inc. (a)	5,555	208,313
ANI Pharmaceuticals, Inc. (a) (b)	640	25,421
Bristol-Myers Squibb Co.	334,643	23,194,106
Cara Therapeutics, Inc. (a) (b)	6,645	32,627
Catalent, Inc. (a)	26,236	1,723,968
Security Description	Shares	Value
Collegium Pharmaceutical, Inc. (a) (b)	958	$22,982
Corcept Therapeutics, Inc. (a)	16,292	352,885
Eli Lilly & Co.	123,784	42,509,901
Harmony Biosciences Holdings, Inc. (a)	3,583	116,985
Innoviva, Inc. (a) (b)	9,661	108,686
Jazz Pharmaceuticals PLC (a)	8,924	1,305,849
Johnson & Johnson	410,541	63,633,855
Ligand Pharmaceuticals, Inc. (a)	2,472	181,840
Merck & Co., Inc.	400,993	42,661,645
Nektar Therapeutics (a)	29,813	20,956
Organon & Co.	39,485	928,687
Pacira BioSciences, Inc. (a)	6,981	284,895
Perrigo Co. PLC	21,806	782,181
Pfizer, Inc.	878,973	35,862,098
Phibro Animal Health Corp. Class A	2,766	42,375
Prestige Consumer Healthcare, Inc. (a)	8,165	511,374
Supernus Pharmaceuticals, Inc. (a)	8,286	300,202
Viatris, Inc.	188,227	1,810,744
Zoetis, Inc.	74,195	12,349,016
		228,971,591
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	7,943	656,648
Automatic Data Processing, Inc.	66,750	14,860,552
Broadridge Financial Solutions, Inc.	18,131	2,657,461
CACI International, Inc. Class A (a)	4,149	1,229,266
Concentrix Corp.	6,679	811,832
CoStar Group, Inc. (a)	64,307	4,427,537
CSG Systems International, Inc.	5,364	288,047
Equifax, Inc.	18,894	3,832,459
ExlService Holdings, Inc. (a)	5,254	850,255
Exponent, Inc.	7,991	796,623
Forrester Research, Inc. (a)	2,457	79,484
FTI Consulting, Inc. (a)	5,100	1,006,485
Genpact Ltd.	27,125	1,253,717
Heidrick & Struggles International, Inc.	2,910	88,348
Insperity, Inc.	5,442	661,475
Jacobs Solutions, Inc.	20,672	2,429,167
KBR, Inc.	22,350	1,230,367
Kelly Services, Inc. Class A	5,268	87,396
Korn Ferry	8,542	441,963
Leidos Holdings, Inc.	21,193	1,951,027
ManpowerGroup, Inc.	9,200	759,276
Maximus, Inc.	9,859	775,903
NV5 Global, Inc. (a)	1,907	198,271
Paychex, Inc.	49,876	5,715,291
Resources Connection, Inc. (b)	5,200	88,712
Robert Half International, Inc.	17,950	1,446,231

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	8,854	$951,451
TrueBlue, Inc. (a)	7,192	128,018
TTEC Holdings, Inc.	2,669	99,367
Verisk Analytics, Inc.	25,437	4,880,343
Verra Mobility Corp. (a) (b)	21,989	372,054
		55,055,026
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	19,850	104,808
CBRE Group, Inc. Class A (a)	52,060	3,790,489
Cushman & Wakefield PLC (a) (b)	25,661	270,467
Douglas Elliman, Inc.	9,602	29,862
Jones Lang LaSalle, Inc. (a)	7,984	1,161,592
Kennedy-Wilson Holdings, Inc. (b)	18,480	306,583
Marcus & Millichap, Inc.	3,851	123,656
RE/MAX Holdings, Inc. Class A	2,948	55,304
St. Joe Co.	4,901	203,931
		6,046,692
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	23,360	836,522
AvalonBay Communities, Inc. REIT	21,623	3,633,961
Camden Property Trust REIT	15,996	1,677,021
Centerspace REIT	1,010	55,176
Elme Communities REIT	13,930	248,790
Equity Residential REIT	53,633	3,217,980
Essex Property Trust, Inc. REIT	10,000	2,091,400
Independence Realty Trust, Inc. REIT	38,067	610,214
Invitation Homes, Inc. REIT	96,172	3,003,451
Mid-America Apartment Communities, Inc. REIT	18,029	2,723,100
NexPoint Residential Trust, Inc. REIT	2,818	123,062
UDR, Inc. REIT	46,780	1,920,787
Veris Residential, Inc. REIT (a)	15,619	228,662
		20,370,126
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	13,929	194,310
Agree Realty Corp. REIT	15,950	1,094,330
Brixmor Property Group, Inc. REIT	47,085	1,013,269
Federal Realty Investment Trust REIT	11,350	1,121,720
Getty Realty Corp. REIT	5,779	208,217
Kimco Realty Corp. REIT	95,630	1,867,654
Kite Realty Group Trust REIT	34,659	725,066
Macerich Co. REIT	20,312	215,307
National Retail Properties, Inc. REIT	27,767	1,225,913
Realty Income Corp. REIT	101,199	6,407,921
Regency Centers Corp. REIT	24,585	1,504,110
Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	19,267	$268,967
RPT Realty REIT	16,264	154,671
Saul Centers, Inc. REIT	2,763	107,757
Simon Property Group, Inc. REIT	49,981	5,596,373
SITE Centers Corp. REIT	24,610	302,211
Spirit Realty Capital, Inc. REIT	16,425	654,372
Tanger Factory Outlet Centers, Inc. REIT	16,273	319,439
Urban Edge Properties REIT	18,320	275,899
Urstadt Biddle Properties, Inc. Class A REIT	4,768	83,774
Whitestone REIT	6,631	61,005
		23,402,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a)	253,550	24,850,435
Allegro MicroSystems, Inc. (a)	10,304	494,489
Alpha & Omega Semiconductor Ltd. (a)	3,281	88,423
Amkor Technology, Inc.	16,546	430,527
Analog Devices, Inc.	80,162	15,809,550
Applied Materials, Inc.	136,070	16,713,478
Axcelis Technologies, Inc. (a)	3,298	439,459
Broadcom, Inc.	66,092	42,400,662
CEVA, Inc. (a)	3,333	101,423
Cirrus Logic, Inc. (a)	9,205	1,006,843
Cohu, Inc. (a)	6,349	243,738
Diodes, Inc. (a)	5,756	533,927
Enphase Energy, Inc. (a)	20,863	4,387,072
Entegris, Inc. (b)	1,956	160,412
First Solar, Inc. (a)	13,921	3,027,818
FormFactor, Inc. (a)	12,129	386,309
Ichor Holdings Ltd. (a)	2,909	95,241
Intel Corp.	640,206	20,915,530
KLA Corp.	23,190	9,256,752
Kulicke & Soffa Industries, Inc. (b)	9,854	519,207
Lam Research Corp.	21,915	11,617,580
Lattice Semiconductor Corp. (a)	21,226	2,027,083
MACOM Technology Solutions Holdings, Inc. (a)	7,680	544,051
MaxLinear, Inc. (a)	11,034	388,507
Microchip Technology, Inc.	83,107	6,962,704
Micron Technology, Inc.	174,157	10,508,633
MKS Instruments, Inc.	8,382	742,813
Monolithic Power Systems, Inc.	6,536	3,271,529
NVIDIA Corp.	390,918	108,585,293
NXP Semiconductors NV	41,131	7,669,903
ON Semiconductor Corp. (a)	68,275	5,620,398
Onto Innovation, Inc. (a)	7,157	628,957
PDF Solutions, Inc. (a)	4,921	208,650
Photronics, Inc. (a)	10,351	171,620
Power Integrations, Inc.	7,956	673,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Qorvo, Inc. (a)	17,622	$1,789,867
QUALCOMM, Inc.	176,156	22,473,982
Rambus, Inc. (a) (b)	18,686	957,844
Semtech Corp. (a)	10,156	245,166
Silicon Laboratories, Inc. (a)	6,842	1,197,966
SiTime Corp. (a) (b)	2,308	328,267
Skyworks Solutions, Inc.	25,867	3,051,789
SMART Global Holdings, Inc. (a)	4,784	82,476
SolarEdge Technologies, Inc. (a)	7,984	2,426,737
Synaptics, Inc. (a)	5,594	621,773
Teradyne, Inc. (b)	25,891	2,783,541
Texas Instruments, Inc.	143,141	26,625,657
Ultra Clean Holdings, Inc. (a)	5,890	195,312
Universal Display Corp.	6,847	1,062,175
Veeco Instruments, Inc. (a)	7,702	162,743
Wolfspeed, Inc. (a) (b)	16,950	1,100,903
		366,588,610
SOFTWARE — 8.9%
8x8, Inc. (a) (b)	16,767	69,918
A10 Networks, Inc.	9,392	145,482
ACI Worldwide, Inc. (a)	18,602	501,882
Adeia, Inc.	15,065	133,476
Adobe, Inc. (a)	72,427	27,911,193
Agilysys, Inc. (a)	2,805	231,441
Alarm.com Holdings, Inc. (a)	6,593	331,496
ANSYS, Inc. (a)	13,501	4,493,133
Aspen Technology, Inc. (a)	4,427	1,013,207
Autodesk, Inc. (a)	34,512	7,184,018
Blackbaud, Inc. (a)	7,896	547,193
Cadence Design Systems, Inc. (a)	43,341	9,105,511
Cerence, Inc. (a)	6,025	169,242
Ceridian HCM Holding, Inc. (a)	20,839	1,525,832
CommVault Systems, Inc. (a)	7,729	438,543
Consensus Cloud Solutions, Inc. (a)	2,135	72,782
Digital Turbine, Inc. (a) (b)	12,395	153,202
DoubleVerify Holdings, Inc. (a)	11,725	353,509
Dynatrace, Inc. (a)	27,265	1,153,309
Ebix, Inc.	4,532	59,777
Envestnet, Inc. (a)	8,580	503,389
Fair Isaac Corp. (a)	4,576	3,215,509
Fortinet, Inc. (a)	105,132	6,987,073
Gen Digital, Inc.	92,486	1,587,060
InterDigital, Inc.	4,772	347,879
Intuit, Inc.	44,273	19,738,232
LivePerson, Inc. (a)	9,958	43,915
LiveRamp Holdings, Inc. (a)	10,574	231,888
Manhattan Associates, Inc. (a)	9,883	1,530,383
Microsoft Corp.	1,178,885	339,872,545
N-able, Inc. (a)	10,600	139,920
NCR Corp. (a)	20,691	488,101
OneSpan, Inc. (a)	5,299	92,733
Oracle Corp.	247,029	22,953,935
Security Description	Shares	Value
Paycom Software, Inc. (a)	7,502	$2,280,683
Paylocity Holding Corp. (a)	5,975	1,187,710
Progress Software Corp. (b)	7,408	425,590
PTC, Inc. (a)	16,644	2,134,260
Qualys, Inc. (a)	5,213	677,794
Roper Technologies, Inc.	16,406	7,229,960
Salesforce, Inc. (a)	158,125	31,590,212
ServiceNow, Inc. (a)	31,518	14,647,045
SPS Commerce, Inc. (a)	5,368	817,546
Synopsys, Inc. (a)	23,730	9,165,712
Teradata Corp. (a)	16,913	681,256
Tyler Technologies, Inc. (a)	6,310	2,237,778
Xperi, Inc. (a)	6,032	65,930
		526,468,184
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	72,559	14,826,706
Crown Castle, Inc. REIT	67,443	9,026,571
CubeSmart REIT	35,465	1,639,192
Digital Realty Trust, Inc. REIT	45,743	4,496,994
EPR Properties REIT	11,691	445,427
Equinix, Inc. REIT	14,479	10,439,938
Extra Space Storage, Inc. REIT	20,597	3,355,869
Four Corners Property Trust, Inc. REIT	11,207	301,020
Iron Mountain, Inc. REIT	45,156	2,389,204
Lamar Advertising Co. Class A REIT	13,844	1,382,877
Life Storage, Inc. REIT	12,874	1,687,653
National Storage Affiliates Trust REIT	16,287	680,471
Outfront Media, Inc. REIT	16,580	269,094
PotlatchDeltic Corp. REIT (b)	10,550	522,225
Public Storage REIT	25,415	7,678,888
Rayonier, Inc. REIT	22,101	735,079
SBA Communications Corp. REIT	17,089	4,461,425
Uniti Group, Inc. REIT	29,974	106,408
VICI Properties, Inc. REIT	156,259	5,097,169
Weyerhaeuser Co. REIT	116,444	3,508,458
		73,050,668
SPECIALTY RETAIL — 2.3%
Aaron's Co., Inc.	6,032	58,269
Abercrombie & Fitch Co. Class A (a)	8,119	225,302
Academy Sports & Outdoors, Inc. (b)	13,759	897,775
Advance Auto Parts, Inc.	10,523	1,279,702
American Eagle Outfitters, Inc.	24,601	330,637
America's Car-Mart, Inc. (a) (b)	900	71,289
Asbury Automotive Group, Inc. (a)	3,059	642,390
AutoNation, Inc. (a)	6,338	851,574
AutoZone, Inc. (a)	2,970	7,300,706
Bath & Body Works, Inc.	37,523	1,372,591
Best Buy Co., Inc.	31,742	2,484,446

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Boot Barn Holdings, Inc. (a)	3,065	$234,902
Buckle, Inc.	4,563	162,853
Caleres, Inc. (b)	7,834	169,449
CarMax, Inc. (a)	25,979	1,669,930
Chico's FAS, Inc. (a)	35,343	194,387
Children's Place, Inc. (a) (b)	2,785	112,096
Designer Brands, Inc. Class A (b)	12,748	111,418
Dick's Sporting Goods, Inc. (b)	10,156	1,441,035
Five Below, Inc. (a) (b)	8,609	1,773,196
Foot Locker, Inc. (b)	15,925	632,063
GameStop Corp. Class A (a) (b)	36,206	833,462
Gap, Inc.	32,867	329,985
Genesco, Inc. (a)	2,281	84,123
Group 1 Automotive, Inc. (b)	2,696	610,428
Guess?, Inc. (b)	5,859	114,016
Haverty Furniture Cos., Inc. (b)	2,703	86,253
Hibbett, Inc.	2,602	153,466
Home Depot, Inc.	161,348	47,617,022
Leslie's, Inc. (a) (b)	23,340	256,973
Lithia Motors, Inc. (b)	4,473	1,024,004
Lowe's Cos., Inc.	98,116	19,620,257
MarineMax, Inc. (a)	2,836	81,535
Monro, Inc.	5,474	270,580
Murphy USA, Inc. (b)	3,810	983,171
National Vision Holdings, Inc. (a)	12,951	243,997
ODP Corp. (a)	7,062	317,649
O'Reilly Automotive, Inc. (a)	10,196	8,656,200
PetMed Express, Inc. (b)	2,759	44,806
RH (a) (b)	2,469	601,325
Ross Stores, Inc.	55,656	5,906,771
Sally Beauty Holdings, Inc. (a)	20,797	324,017
Shoe Carnival, Inc. (b)	4,002	102,651
Signet Jewelers Ltd. (b)	8,192	637,174
Sleep Number Corp. (a)	4,325	131,523
Sonic Automotive, Inc. Class A (b)	3,709	201,547
TJX Cos., Inc.	181,732	14,240,520
Tractor Supply Co.	18,397	4,324,031
Ulta Beauty, Inc. (a)	8,053	4,394,281
Upbound Group, Inc.	6,283	153,996
Urban Outfitters, Inc. (a) (b)	10,495	290,921
Victoria's Secret & Co. (a)	12,302	420,113
Williams-Sonoma, Inc.	12,003	1,460,285
Zumiez, Inc. (a)	3,092	57,016
		136,590,108
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.8%
Apple, Inc.	2,352,404	387,911,420
Avid Technology, Inc. (a)	5,534	176,977
Corsair Gaming, Inc. (a)	5,106	93,695
Hewlett Packard Enterprise Co.	201,081	3,203,220
HP, Inc.	154,876	4,545,611
NetApp, Inc.	35,402	2,260,418
Security Description	Shares	Value
Seagate Technology Holdings PLC (b)	31,300	$2,069,556
Super Micro Computer, Inc. (a)	7,250	772,488
Western Digital Corp. (a)	48,300	1,819,461
Xerox Holdings Corp.	25,081	386,247
		403,239,093
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings Ltd. (a) (b)	23,852	1,121,044
Carter's, Inc. (b)	7,098	510,488
Columbia Sportswear Co. (b)	4,990	450,298
Crocs, Inc. (a)	10,525	1,330,781
Deckers Outdoor Corp. (a)	4,486	2,016,681
Fossil Group, Inc. (a)	9,882	31,622
G-III Apparel Group Ltd. (a)	7,901	122,861
Hanesbrands, Inc. (b)	54,183	285,003
Kontoor Brands, Inc. (b)	7,394	357,796
Movado Group, Inc.	2,676	76,989
NIKE, Inc. Class B	199,104	24,418,115
Oxford Industries, Inc.	2,676	282,559
PVH Corp.	11,278	1,005,546
Ralph Lauren Corp. (b)	7,766	906,059
Skechers USA, Inc. Class A (a)	20,073	953,869
Steven Madden Ltd.	12,245	440,820
Tapestry, Inc.	43,613	1,880,156
Under Armour, Inc. Class A (a)	31,315	297,179
Under Armour, Inc. Class C (a)	31,165	265,837
VF Corp.	50,025	1,146,073
Wolverine World Wide, Inc.	12,708	216,671
		38,116,447
TOBACCO — 0.6%
Altria Group, Inc.	289,518	12,918,293
Philip Morris International, Inc.	242,858	23,617,941
Universal Corp.	2,610	138,043
Vector Group Ltd.	19,134	229,799
		36,904,076
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	6,312	897,124
Boise Cascade Co.	5,939	375,642
DXP Enterprises, Inc. (a)	2,489	67,004
Fastenal Co.	89,539	4,829,734
GATX Corp.	5,350	588,607
GMS, Inc. (a)	5,720	331,131
MSC Industrial Direct Co., Inc. Class A	7,283	611,772
NOW, Inc. (a)	10,686	119,149
United Rentals, Inc.	11,469	4,538,971
Univar Solutions, Inc. (a)	27,567	965,672
Veritiv Corp.	2,551	344,742
W.W. Grainger, Inc.	7,005	4,825,114
Watsco, Inc. (b)	5,120	1,628,979
WESCO International, Inc.	2	309
		20,123,950

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co. (b)	5,593	$497,162
American Water Works Co., Inc.	28,242	4,137,171
California Water Service Group	8,076	470,023
Essential Utilities, Inc.	34,871	1,522,119
Middlesex Water Co.	2,666	208,268
SJW Group (b)	4,202	319,898
		7,154,641
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	10,583	153,454
NII Holdings, Inc. (a) (b)	11,225	1,459
Shenandoah Telecommunications Co. (b)	7,813	148,603
Telephone & Data Systems, Inc.	16,640	174,886
T-Mobile U.S., Inc. (a)	91,169	13,204,918
		13,683,320
TOTAL COMMON STOCKS (Cost $5,134,813,804)		5,920,491,287
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00%, 3/10/2039 (Cost $14)	1	23
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63%, 6/22/2025(g) (Cost $150)	7	190
TOTAL PREFERRED STOCKS (Cost $164)		213
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b)	318	5,962
TOTAL WARRANTS (Cost $0)		5,962
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (h) (i)	9,189,803	$9,190,722
State Street Navigator Securities Lending Portfolio II (d) (j)	44,474,190	44,474,190
TOTAL SHORT-TERM INVESTMENTS (Cost $53,664,061)		53,664,912
TOTAL INVESTMENTS — 100.7% (Cost $5,188,478,029)		5,974,162,374
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(39,297,968)
NET ASSETS — 100.0%		$5,934,864,406
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	57	06/16/2023	$11,187,643	$11,792,588	$604,945
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,920,489,353	$1,934	$0(a)	$5,920,491,287
Preferred Stocks	213	—	—	213
Warrants	5,962	—	—	5,962
Short-Term Investments	53,664,912	—	—	53,664,912
TOTAL INVESTMENTS	$5,974,160,440	$1,934	$0	$5,974,162,374
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$604,945	$—	$—	$604,945
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,974,765,385	$1,934	$0	$5,974,767,319
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	51,584	$3,180,154	$622,026	$368,189	$56,903	$694,687	55,299	$4,185,581	$98,053
State Street Institutional Liquid Reserves Fund, Premier Class	8,667,918	8,667,051	108,383,247	107,864,714	4,140	998	9,189,803	9,190,722	552,554
State Street Navigator Securities Lending Portfolio II	23,177,441	23,177,441	206,299,349	185,002,600	—	—	44,474,190	44,474,190	141,932
Total		$35,024,646	$315,304,622	$293,235,503	$61,043	$695,685		$57,850,493	$792,539
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
BWX Technologies, Inc.	15,917	$1,003,407
Curtiss-Wright Corp.	4,498	792,817
Huntington Ingalls Industries, Inc.	2,140	443,023
L3Harris Technologies, Inc.	6,328	1,241,807
Mercury Systems, Inc. (a)	1,507	77,038
Textron, Inc.	16,244	1,147,314
Woodward, Inc.	3,722	362,411
		5,067,817
AIR FREIGHT & LOGISTICS — 1.7%
C.H. Robinson Worldwide, Inc.	24,298	2,414,492
Expeditors International of Washington, Inc.	42,726	4,704,987
FedEx Corp.	9,252	2,113,990
GXO Logistics, Inc. (a)	12,455	628,479
		9,861,948
AUTOMOBILE COMPONENTS — 0.7%
BorgWarner, Inc.	41,145	2,020,631
Gentex Corp.	59,047	1,655,087
Lear Corp.	5,145	717,676
		4,393,394
AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	6,321	240,008
Thor Industries, Inc.	2,239	178,314
		418,322
BANKS — 0.4%
Bank of Hawaii Corp. (b)	2,964	154,365
Bank OZK	4,561	155,986
Columbia Banking System, Inc.	9,251	198,157
Commerce Bancshares, Inc.	6,112	356,635
First Hawaiian, Inc.	7,841	161,760
FNB Corp.	16,042	186,087
New York Community Bancorp, Inc. (b)	30,533	276,019
PacWest Bancorp	4,384	42,656
Pinnacle Financial Partners, Inc.	3,102	171,106
Popular, Inc.	3,364	193,127
Prosperity Bancshares, Inc.	5,251	323,042
Zions Bancorp NA	7,198	215,436
		2,434,376
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a) (b)	617	202,808
Brown-Forman Corp. Class A	1,962	127,903
Brown-Forman Corp. Class B	7,412	476,369
Molson Coors Beverage Co. Class B	20,842	1,077,115
Monster Beverage Corp. (a)	25,346	1,368,937
		3,253,132
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	13,782	267,509
Security Description	Shares	Value
Incyte Corp. (a)	15,199	$1,098,432
Regeneron Pharmaceuticals, Inc. (a)	3,742	3,074,689
United Therapeutics Corp. (a)	4,325	968,627
		5,409,257
BROADLINE RETAIL — 0.4%
eBay, Inc.	45,448	2,016,528
Ollie's Bargain Outlet Holdings, Inc. (a)	3,345	193,809
		2,210,337
BUILDING PRODUCTS — 2.6%
A O Smith Corp.	33,910	2,344,877
Advanced Drainage Systems, Inc.	1,753	147,620
Allegion PLC	12,279	1,310,538
Armstrong World Industries, Inc.	4,923	350,715
Carlisle Cos., Inc.	1,736	392,458
Carrier Global Corp.	28,479	1,302,914
Fortune Brands Innovations, Inc.	15,973	938,094
Johnson Controls International PLC	27,472	1,654,364
Lennox International, Inc.	8,801	2,211,515
Masco Corp.	36,387	1,809,162
Masterbrand, Inc. (a)	16,458	132,322
Owens Corning	11,738	1,124,500
Trane Technologies PLC	8,607	1,583,516
Trex Co., Inc. (a)	3,141	152,872
		15,455,467
CAPITAL MARKETS — 4.9%
Affiliated Managers Group, Inc.	7,930	1,129,391
Carlyle Group, Inc.	37,809	1,174,348
Cboe Global Markets, Inc.	15,818	2,123,408
Evercore, Inc. Class A	11,603	1,338,754
FactSet Research Systems, Inc.	5,372	2,229,863
Franklin Resources, Inc.	53,237	1,434,205
Interactive Brokers Group, Inc. Class A	6,047	499,240
Invesco Ltd.	45,715	749,726
Janus Henderson Group PLC	41,154	1,096,343
Jefferies Financial Group, Inc.	25,013	793,913
Lazard Ltd. Class A	28,995	960,024
MarketAxess Holdings, Inc.	3,433	1,343,299
Moody's Corp.	5,460	1,670,869
Morningstar, Inc.	2,201	446,869
MSCI, Inc.	3,029	1,695,301
Nasdaq, Inc.	24,539	1,341,547
Raymond James Financial, Inc.	13,095	1,221,371
SEI Investments Co.	31,815	1,830,953
Stifel Financial Corp.	7,345	434,016
T Rowe Price Group, Inc.	38,956	4,398,132
Tradeweb Markets, Inc. Class A	4,606	363,966
Virtu Financial, Inc. Class A	10,343	195,483
		28,471,021
CHEMICALS — 2.5%
Ashland, Inc.	5,293	543,644
Axalta Coating Systems Ltd. (a)	18,114	548,673

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Celanese Corp.	14,617	$1,591,645
CF Industries Holdings, Inc.	10,097	731,932
DuPont de Nemours, Inc.	37,272	2,675,011
Eastman Chemical Co.	14,196	1,197,291
Element Solutions, Inc.	9,633	186,013
FMC Corp.	6,592	805,081
Huntsman Corp.	41,875	1,145,700
LyondellBasell Industries NV Class A	16,341	1,534,256
NewMarket Corp.	576	210,228
Olin Corp.	6,253	347,042
PPG Industries, Inc.	9,774	1,305,611
RPM International, Inc.	15,165	1,322,995
Scotts Miracle-Gro Co. (b)	2,318	161,657
Valvoline, Inc.	9,414	328,925
Westlake Corp.	2,120	245,878
		14,881,582
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)	1,645	234,511
Copart, Inc. (a)	24,874	1,870,774
Driven Brands Holdings, Inc. (a) (b)	1,867	56,589
MSA Safety, Inc.	1,585	211,597
Republic Services, Inc.	10,784	1,458,212
Rollins, Inc.	22,086	828,888
Stericycle, Inc. (a)	9,044	394,409
Tetra Tech, Inc.	6,872	1,009,566
Waste Management, Inc.	14,018	2,287,317
		8,351,863
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	21,059	1,106,019
F5, Inc. (a)	16,779	2,444,532
Juniper Networks, Inc.	48,142	1,657,048
Lumentum Holdings, Inc. (a)	3,163	170,834
Motorola Solutions, Inc.	7,780	2,226,091
		7,604,524
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	12,451	1,049,868
MDU Resources Group, Inc.	21,612	658,734
Valmont Industries, Inc.	1,018	325,027
		2,033,629
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,207	910,877
CONSUMER FINANCE — 2.3%
Credit Acceptance Corp. (a)	1,057	460,894
Dollar General Corp.	15,156	3,189,732
Kroger Co.	66,993	3,307,444
SLM Corp.	23,397	289,889
Synchrony Financial	19,183	557,842
Target Corp.	19,969	3,307,465
Walgreens Boots Alliance, Inc.	70,457	2,436,403
		13,549,669
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Albertsons Cos., Inc. Class A	10,497	218,128
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	16,136	$1,227,465
Casey's General Stores, Inc.	8,430	1,824,758
Grocery Outlet Holding Corp. (a)	5,384	152,152
		3,422,503
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	87,083	991,004
AptarGroup, Inc.	8,483	1,002,606
Ardagh Group SA (a) (b)	1,132	11,546
Ardagh Metal Packaging SA	8,072	32,934
Avery Dennison Corp.	6,931	1,240,164
Ball Corp.	18,246	1,005,537
Berry Global Group, Inc.	22,282	1,312,410
Crown Holdings, Inc.	5,152	426,122
Graphic Packaging Holding Co.	20,283	517,014
International Paper Co.	61,759	2,227,029
Packaging Corp. of America	13,031	1,809,094
Sealed Air Corp.	12,254	562,581
Silgan Holdings, Inc.	18,728	1,005,132
Sonoco Products Co.	10,514	641,354
Westrock Co.	21,267	648,005
		13,432,532
DISTRIBUTORS — 1.0%
Genuine Parts Co.	23,823	3,985,826
LKQ Corp.	24,710	1,402,540
Pool Corp.	1,325	453,733
		5,842,099
DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	2,852	219,576
Grand Canyon Education, Inc. (a)	9,567	1,089,681
H&R Block, Inc.	7,653	269,768
Service Corp. International	23,807	1,637,446
		3,216,471
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	7,119	551,367
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Frontier Communications Parent, Inc. (a)	19,839	451,734
Lumen Technologies, Inc.	46,590	123,464
		575,198
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	20,126	1,074,728
American Electric Power Co., Inc.	16,929	1,540,370
Avangrid, Inc. (b)	6,185	246,658
Entergy Corp.	17,273	1,860,993
Evergy, Inc.	26,431	1,615,463
Eversource Energy	17,644	1,380,819
Exelon Corp.	39,294	1,646,026
FirstEnergy Corp.	41,073	1,645,384
Hawaiian Electric Industries, Inc.	23,242	892,493
IDACORP, Inc.	9,551	1,034,660
NRG Energy, Inc.	46,147	1,582,381

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
OGE Energy Corp.	23,983	$903,200
Pinnacle West Capital Corp.	19,654	1,557,383
PPL Corp.	37,498	1,042,069
Xcel Energy, Inc.	21,807	1,470,664
		19,493,291
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	3,235	591,132
AMETEK, Inc.	8,850	1,286,170
Hubbell, Inc.	5,284	1,285,650
nVent Electric PLC	6,841	293,753
Sensata Technologies Holding PLC	5,721	286,164
		3,742,869
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Arrow Electronics, Inc. (a)	19,991	2,496,276
Avnet, Inc.	13,116	592,843
Cognex Corp.	9,008	446,346
Corning, Inc.	112,362	3,964,131
IPG Photonics Corp. (a)	4,616	569,199
Jabil, Inc.	25,703	2,265,976
Keysight Technologies, Inc. (a)	11,318	1,827,631
Littelfuse, Inc.	1,997	535,376
National Instruments Corp.	15,011	786,727
Trimble, Inc. (a)	8,620	451,860
Vontier Corp.	15,534	424,700
Zebra Technologies Corp. Class A (a)	3,596	1,143,528
		15,504,593
ENTERTAINMENT — 0.4%
Electronic Arts, Inc.	10,773	1,297,608
Take-Two Interactive Software, Inc. (a)	6,274	748,488
World Wrestling Entertainment, Inc. Class A (b)	1,813	165,454
		2,211,550
FINANCIAL SERVICES — 1.0%
Apollo Global Management, Inc.	18,026	1,138,522
Euronet Worldwide, Inc. (a)	1,788	200,077
FleetCor Technologies, Inc. (a)	3,166	667,551
Jack Henry & Associates, Inc.	8,690	1,309,757
MGIC Investment Corp.	33,708	452,361
Voya Financial, Inc. (b)	8,992	642,568
Western Union Co.	117,110	1,305,777
		5,716,613
FOOD PRODUCTS — 4.5%
Archer-Daniels-Midland Co.	70,202	5,592,291
Bunge Ltd.	11,795	1,126,658
Campbell Soup Co.	19,764	1,086,625
Conagra Brands, Inc.	49,259	1,850,168
Darling Ingredients, Inc. (a)	8,257	482,209
Flowers Foods, Inc.	40,629	1,113,641
General Mills, Inc.	25,593	2,187,178
Hershey Co.	8,237	2,095,575
Security Description	Shares	Value
Hormel Foods Corp.	11,312	$451,123
Ingredion, Inc.	10,563	1,074,574
J.M. Smucker Co.	18,028	2,837,066
Kellogg Co.	26,006	1,741,362
Lamb Weston Holdings, Inc.	5,187	542,145
McCormick & Co., Inc.	11,309	941,022
Pilgrim's Pride Corp. (a)	3,963	91,862
Post Holdings, Inc. (a)	9,933	892,679
Seaboard Corp.	75	282,751
Tyson Foods, Inc. Class A	29,009	1,720,814
		26,109,743
GAS UTILITIES — 0.6%
National Fuel Gas Co.	25,994	1,500,894
UGI Corp.	62,661	2,178,096
		3,678,990
GROUND TRANSPORTATION — 1.9%
Hertz Global Holdings, Inc. (a)	13,933	226,969
J.B. Hunt Transport Services, Inc.	14,024	2,460,651
Knight-Swift Transportation Holdings, Inc.	32,882	1,860,463
Landstar System, Inc.	11,273	2,020,798
Old Dominion Freight Line, Inc.	4,939	1,683,409
RXO, Inc. (a)	6,301	123,752
Ryder System, Inc.	5,156	460,121
Schneider National, Inc. Class B	16,288	435,704
U-Haul Holding Co. (b) (c)	2,765	164,932
U-Haul Holding Co. (c)	24,885	1,290,287
XPO, Inc. (a)	6,301	201,002
		10,928,088
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Cooper Cos., Inc.	8,530	3,184,761
DENTSPLY SIRONA, Inc.	27,006	1,060,796
Globus Medical, Inc. Class A (a)	8,266	468,186
Hologic, Inc. (a)	44,053	3,555,077
ICU Medical, Inc. (a) (b)	3,143	518,469
IDEXX Laboratories, Inc. (a)	3,307	1,653,765
Integra LifeSciences Holdings Corp. (a)	5,681	326,146
Masimo Corp. (a)	5,306	979,169
ResMed, Inc.	6,265	1,371,973
Teleflex, Inc.	3,046	771,582
		13,889,924
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Amedisys, Inc. (a)	1,654	121,652
AmerisourceBergen Corp.	4,912	786,460
Cardinal Health, Inc.	35,753	2,699,352
Chemed Corp.	3,832	2,060,658
DaVita, Inc. (a)	10,473	849,465
Encompass Health Corp.	13,256	717,150
Enhabit, Inc. (a)	6,628	92,195
Henry Schein, Inc. (a)	41,220	3,361,079
Laboratory Corp. of America Holdings	15,794	3,623,459
McKesson Corp.	16,924	6,025,790

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Molina Healthcare, Inc. (a)	7,724	$2,066,093
Premier, Inc. Class A	35,436	1,147,063
Quest Diagnostics, Inc.	35,660	5,045,177
Universal Health Services, Inc. Class B	6,935	881,439
		29,477,032
HEALTH CARE REITs — 0.2%
Healthcare Realty Trust, Inc. REIT	8,670	167,591
Healthpeak Properties, Inc. REIT	19,458	427,492
Medical Properties Trust, Inc. REIT (b)	39,038	320,893
		915,976
HEALTH CARE TECHNOLOGY — 0.0% (d)
Doximity, Inc. Class A (a) (b)	5,408	175,111
HOTELS, RESTAURANTS & LEISURE — 0.9%
Choice Hotels International, Inc. (b)	3,516	412,040
Domino's Pizza, Inc.	5,440	1,794,493
Vail Resorts, Inc.	1,598	373,421
Yum! Brands, Inc.	19,980	2,638,958
		5,218,912
HOUSEHOLD DURABLES — 1.9%
DR Horton, Inc.	11,309	1,104,776
Garmin Ltd.	21,685	2,188,450
Leggett & Platt, Inc.	12,340	393,399
Lennar Corp. Class A	9,197	966,697
Mohawk Industries, Inc. (a)	2,556	256,162
Newell Brands, Inc.	25,592	318,365
NVR, Inc. (a)	480	2,674,651
PulteGroup, Inc.	20,407	1,189,320
Toll Brothers, Inc.	4,061	243,782
Whirlpool Corp.	12,001	1,584,372
		10,919,974
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	20,978	1,854,665
Clorox Co.	18,516	2,929,972
Colgate-Palmolive Co.	29,169	2,192,051
Kimberly-Clark Corp.	17,897	2,402,135
Reynolds Consumer Products, Inc. (b)	9,534	262,185
		9,641,008
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	37,318	898,617
Brookfield Renewable Corp. Class A	4,730	165,314
		1,063,931
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	3,723	615,487
First Industrial Realty Trust, Inc. REIT	17,631	937,969
		1,553,456
Security Description	Shares	Value
INSURANCE — 7.5%
Allstate Corp.	28,598	$3,168,944
American Financial Group, Inc.	2,488	302,292
Arch Capital Group Ltd. (a)	56,310	3,821,760
Assurant, Inc.	9,246	1,110,167
Assured Guaranty Ltd.	3,124	157,044
Axis Capital Holdings Ltd.	13,635	743,380
Brown & Brown, Inc.	24,157	1,387,095
Cincinnati Financial Corp.	33,787	3,786,847
CNA Financial Corp.	2,950	115,139
Erie Indemnity Co. Class A	5,947	1,377,682
Everest Re Group Ltd.	8,113	2,904,616
F&G Annuities & Life, Inc.	2,433	44,086
Fidelity National Financial, Inc.	35,095	1,225,868
First American Financial Corp.	31,876	1,774,218
Globe Life, Inc.	10,846	1,193,277
Hanover Insurance Group, Inc.	7,886	1,013,351
Hartford Financial Services Group, Inc.	16,808	1,171,350
Kemper Corp.	2,557	139,766
Loews Corp.	18,385	1,066,698
Markel Corp. (a)	2,403	3,069,616
Old Republic International Corp.	86,087	2,149,592
Primerica, Inc.	4,324	744,766
Reinsurance Group of America, Inc.	3,634	482,450
RenaissanceRe Holdings Ltd.	2,310	462,785
Travelers Cos., Inc.	11,480	1,967,787
W R Berkley Corp.	18,772	1,168,745
Willis Towers Watson PLC	30,838	7,166,134
		43,715,455
IT SERVICES — 3.3%
Akamai Technologies, Inc. (a)	39,094	3,061,060
Amdocs Ltd.	37,304	3,582,303
Cognizant Technology Solutions Corp. Class A	82,960	5,054,753
Gartner, Inc. (a)	11,564	3,767,204
VeriSign, Inc. (a)	17,974	3,798,446
		19,263,766
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	4,613	378,266
Hasbro, Inc.	7,375	395,964
Polaris, Inc.	4,190	463,539
		1,237,769
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	12,042	1,665,890
Bio-Rad Laboratories, Inc. Class A (a)	5,693	2,727,061
Bio-Techne Corp.	9,138	677,948
Bruker Corp.	7,872	620,629
Charles River Laboratories International, Inc. (a)	1,746	352,378
Mettler-Toledo International, Inc. (a)	1,087	1,663,338
QIAGEN NV (a)	25,202	1,157,528
Sotera Health Co. (a)	4,577	81,974

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	4,307	$1,333,576
West Pharmaceutical Services, Inc.	5,695	1,973,147
		12,253,469
MACHINERY — 5.5%
AGCO Corp.	7,198	973,170
Allison Transmission Holdings, Inc.	27,016	1,222,204
Crane Holdings Co.	8,085	917,648
Cummins, Inc.	16,600	3,965,408
Donaldson Co., Inc.	26,730	1,746,538
Dover Corp.	10,398	1,579,872
Esab Corp.	9,244	546,043
Flowserve Corp.	4,691	159,494
Fortive Corp.	9,661	658,590
Gates Industrial Corp. PLC (a)	5,151	71,547
Graco, Inc.	27,279	1,991,640
IDEX Corp.	5,885	1,359,612
ITT, Inc.	3,863	333,377
Lincoln Electric Holdings, Inc.	7,997	1,352,293
Nordson Corp.	5,340	1,186,868
Otis Worldwide Corp.	23,161	1,954,788
PACCAR, Inc.	40,485	2,963,502
Pentair PLC	30,650	1,694,025
Snap-on, Inc.	10,458	2,581,976
Timken Co.	4,308	352,050
Toro Co.	26,665	2,964,081
Westinghouse Air Brake Technologies Corp.	5,350	540,671
Xylem, Inc.	8,515	891,521
		32,006,918
MEDIA — 2.0%
Altice USA, Inc. Class A (a)	16,081	54,997
Cable One, Inc.	448	314,496
DISH Network Corp. Class A (a)	9,370	87,422
Fox Corp. Class A	25,419	865,517
Fox Corp. Class B	13,321	417,081
Interpublic Group of Cos., Inc.	83,875	3,123,505
Liberty Broadband Corp. Class A (a)	702	57,648
Liberty Broadband Corp. Class C (a)	4,439	362,666
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,801	162,950
Liberty Media Corp.-Liberty SiriusXM Class C (a)	13,812	386,598
New York Times Co. Class A	24,673	959,286
News Corp. Class A	53,654	926,605
News Corp. Class B	16,406	285,957
Nexstar Media Group, Inc.	2,346	405,060
Omnicom Group, Inc.	33,744	3,183,409
Sirius XM Holdings, Inc.	61,210	243,004
		11,836,201
METALS & MINING — 2.1%
Nucor Corp.	25,250	3,900,367
Reliance Steel & Aluminum Co.	18,762	4,816,956
Royal Gold, Inc.	6,095	790,582
Security Description	Shares	Value
Southern Copper Corp.	3,414	$260,318
Steel Dynamics, Inc.	22,062	2,494,330
		12,262,553
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AGNC Investment Corp. REIT (b)	45,698	460,636
Annaly Capital Management, Inc. REIT	54,042	1,032,742
Rithm Capital Corp. REIT	25,014	200,112
		1,693,490
MULTI-UTILITIES — 2.1%
Ameren Corp.	18,081	1,562,018
CenterPoint Energy, Inc.	22,936	675,694
CMS Energy Corp.	38,191	2,344,164
Consolidated Edison, Inc.	19,063	1,823,757
DTE Energy Co.	26,155	2,865,019
NiSource, Inc.	51,961	1,452,829
WEC Energy Group, Inc.	16,300	1,545,077
		12,268,558
OFFICE REITs — 0.3%
Cousins Properties, Inc. REIT	12,917	276,165
Douglas Emmett, Inc. REIT	6,181	76,212
Highwoods Properties, Inc. REIT	19,193	445,086
Kilroy Realty Corp. REIT	23,266	753,818
SL Green Realty Corp. REIT (b)	4,558	107,204
		1,658,485
OIL, GAS & CONSUMABLE FUELS — 0.7%
Chesapeake Energy Corp.	13,845	1,052,774
DT Midstream, Inc. (a)	5,355	264,376
Enviva, Inc.	3,522	101,715
HF Sinclair Corp.	8,930	432,034
Phillips 66	20,780	2,106,677
Vitesse Energy, Inc.	2,941	55,967
		4,013,543
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	6,164	334,150
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	6,973	292,587
Southwest Airlines Co.	26,180	851,897
		1,144,484
PERSONAL CARE PRODUCTS — 0.0% (d)
Olaplex Holdings, Inc. (a) (b)	4,879	20,833
PHARMACEUTICALS — 0.4%
Organon & Co.	33,253	782,110
Perrigo Co. PLC	5,860	210,198
Royalty Pharma PLC Class A	14,159	510,149
Viatris, Inc.	61,348	590,168
		2,092,625
PROFESSIONAL SERVICES — 3.7%
Booz Allen Hamilton Holding Corp.	14,310	1,326,394
Broadridge Financial Solutions, Inc.	14,022	2,055,204

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CACI International, Inc. Class A (a)	7,052	$2,089,367
Dun & Bradstreet Holdings, Inc.	17,689	207,669
FTI Consulting, Inc. (a)	8,018	1,582,352
Genpact Ltd.	29,182	1,348,792
Jacobs Solutions, Inc.	4,823	566,751
Leidos Holdings, Inc.	32,491	2,991,121
ManpowerGroup, Inc.	15,468	1,276,574
Paychex, Inc.	10,842	1,242,385
Robert Half International, Inc.	23,116	1,862,456
Science Applications International Corp.	16,606	1,784,481
SS&C Technologies Holdings, Inc.	23,984	1,354,376
TransUnion	8,280	514,519
Verisk Analytics, Inc.	6,467	1,240,759
		21,443,200
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	32,140	2,340,113
Jones Lang LaSalle, Inc. (a)	6,902	1,004,172
		3,344,285
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	9,997	314,406
Apartment Income REIT Corp.	29,849	1,068,893
AvalonBay Communities, Inc. REIT	5,611	942,985
Camden Property Trust REIT	5,114	536,152
Equity LifeStyle Properties, Inc. REIT	11,166	749,573
Equity Residential REIT	21,459	1,287,540
Essex Property Trust, Inc. REIT	2,773	579,945
Mid-America Apartment Communities, Inc. REIT	5,863	885,547
Sun Communities, Inc. REIT	3,899	549,291
		6,914,332
RETAIL REITs — 0.2%
Federal Realty Investment Trust REIT	2,732	270,004
National Retail Properties, Inc. REIT	8,549	377,438
Regency Centers Corp. REIT	5,587	341,813
		989,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Cirrus Logic, Inc. (a)	16,968	1,855,960
First Solar, Inc. (a)	4,349	945,907
MKS Instruments, Inc.	4,046	358,556
Qorvo, Inc. (a)	19,689	1,999,812
Skyworks Solutions, Inc.	34,306	4,047,422
Teradyne, Inc.	17,076	1,835,841
		11,043,498
SOFTWARE — 1.6%
ANSYS, Inc. (a)	6,748	2,245,735
Aspen Technology, Inc. (a)	3,036	694,849
Black Knight, Inc. (a)	14,807	852,291
Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	19,689	$1,681,834
Dropbox, Inc. Class A (a)	65,392	1,413,775
Fair Isaac Corp. (a)	1,698	1,193,168
Gen Digital, Inc.	74,458	1,277,699
		9,359,351
SPECIALIZED REITs — 1.6%
CubeSmart REIT	14,610	675,274
Extra Space Storage, Inc. REIT	10,317	1,680,949
Iron Mountain, Inc. REIT	11,124	588,571
Lamar Advertising Co. Class A REIT	7,063	705,523
Life Storage, Inc. REIT	6,142	805,155
National Storage Affiliates Trust REIT	4,611	192,648
Public Storage REIT	5,661	1,710,414
Rayonier, Inc. REIT	12,087	402,014
Weyerhaeuser Co. REIT	77,296	2,328,928
		9,089,476
SPECIALTY RETAIL — 4.1%
Advance Auto Parts, Inc.	14,936	1,816,367
AutoNation, Inc. (a)	4,945	664,410
AutoZone, Inc. (a)	1,559	3,832,256
Best Buy Co., Inc.	41,101	3,216,975
Burlington Stores, Inc. (a)	3,910	790,211
CarMax, Inc. (a)	5,904	379,509
Dick's Sporting Goods, Inc.	2,018	286,334
Lithia Motors, Inc.	1,774	406,122
O'Reilly Automotive, Inc. (a)	5,102	4,331,496
Penske Automotive Group, Inc.	3,347	474,638
Petco Health & Wellness Co., Inc. (a)	5,645	50,805
Ross Stores, Inc.	20,030	2,125,784
Tractor Supply Co.	17,567	4,128,947
Victoria's Secret & Co. (a)	25,552	872,601
Williams-Sonoma, Inc.	3,680	447,709
		23,824,164
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Dell Technologies, Inc. Class C	69,295	2,786,352
Hewlett Packard Enterprise Co.	276,332	4,401,969
HP, Inc.	195,775	5,745,996
NetApp, Inc.	29,868	1,907,072
		14,841,389
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc. (b)	11,618	835,567
Columbia Sportswear Co.	10,998	992,459
Deckers Outdoor Corp. (a)	914	410,889
Hanesbrands, Inc. (b)	21,079	110,875
Ralph Lauren Corp. (b)	7,309	852,741
Skechers USA, Inc. Class A (a)	10,252	487,175
Tapestry, Inc.	8,797	379,239
VF Corp.	33,402	765,240
		4,834,185

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	35,519	$1,915,895
MSC Industrial Direct Co., Inc. Class A	7,672	644,448
SiteOne Landscape Supply, Inc. (a) (b)	2,927	400,618
W.W. Grainger, Inc.	3,057	2,105,692
Watsco, Inc. (b)	7,599	2,417,698
		7,484,351
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	9,403	1,377,445
Essential Utilities, Inc.	21,124	922,063
		2,299,508
TOTAL COMMON STOCKS (Cost $523,289,805)		582,857,739
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	780,490	780,568
State Street Navigator Securities Lending Portfolio II (g) (h)	6,431,102	6,431,102
TOTAL SHORT-TERM INVESTMENTS (Cost $7,211,728)		7,211,670
TOTAL INVESTMENTS — 101.0% (Cost $530,501,533)		590,069,409
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(5,958,531)
NET ASSETS — 100.0%		$584,110,878

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	10	06/16/2023	$1,080,933	$1,135,300	$54,367
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$582,857,739	$—	$—	$582,857,739
Short-Term Investments	7,211,670	—	—	7,211,670
TOTAL INVESTMENTS	$590,069,409	$—	$—	$590,069,409
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$54,367	$—	$—	$54,367
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$590,123,776	$—	$—	$590,123,776
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	360,085	$360,049	$16,048,919	$15,628,507	$157	$(50)	780,490	$780,568	$15,467
State Street Navigator Securities Lending Portfolio II	2,648,196	2,648,196	45,152,108	41,369,202	—	—	6,431,102	6,431,102	24,118
Total		$3,008,245	$61,201,027	$56,997,709	$157	$(50)		$7,211,670	$39,585
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	1,192	$268,021
Boeing Co. (a)	155	32,927
BWX Technologies, Inc.	3,800	239,552
Curtiss-Wright Corp.	1,349	237,775
General Dynamics Corp.	1,285	293,250
HEICO Corp.	717	122,636
HEICO Corp. Class A	1,116	151,664
Hexcel Corp.	827	56,443
Howmet Aerospace, Inc.	2,917	123,593
Huntington Ingalls Industries, Inc.	544	112,619
L3Harris Technologies, Inc.	1,659	325,562
Lockheed Martin Corp.	815	385,275
Northrop Grumman Corp.	718	331,515
Raytheon Technologies Corp.	1,349	132,107
Textron, Inc.	4,955	349,972
TransDigm Group, Inc.	179	131,932
Woodward, Inc.	1,119	108,957
		3,403,800
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	4,879	484,826
Expeditors International of Washington, Inc.	4,957	545,865
FedEx Corp.	1,869	427,048
GXO Logistics, Inc. (a)	1,121	56,566
United Parcel Service, Inc. Class B	1,438	278,957
		1,793,262
AUTOMOBILE COMPONENTS — 0.6%
Aptiv PLC (a)	1,000	112,190
BorgWarner, Inc.	13,297	653,015
Gentex Corp.	7,427	208,179
Lear Corp.	2,283	318,456
		1,291,840
AUTOMOBILES — 0.5%
Ford Motor Co.	15,298	192,755
General Motors Co.	4,056	148,774
Harley-Davidson, Inc.	5,888	223,567
Thor Industries, Inc.	4,720	375,901
		940,997
BANKS — 1.1%
Bank of America Corp.	361	10,325
Bank of Hawaii Corp. (b)	556	28,956
Bank OZK	2,282	78,044
Citigroup, Inc.	2,390	112,067
Citizens Financial Group, Inc.	3,146	95,544
Columbia Banking System, Inc.	2,906	62,247
Comerica, Inc.	1,093	47,458
Commerce Bancshares, Inc.	1,160	67,686
Cullen/Frost Bankers, Inc.	582	61,308
East West Bancorp, Inc.	1,436	79,698
Fifth Third Bancorp	3,370	89,777
Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	37	$36,005
First Hawaiian, Inc.	1,899	39,176
First Horizon Corp.	5,776	102,697
First Republic Bank (b)	190	2,658
FNB Corp.	6,091	70,656
Huntington Bancshares, Inc.	7,003	78,434
JPMorgan Chase & Co.	182	23,716
KeyCorp	6,344	79,427
M&T Bank Corp.	916	109,526
New York Community Bancorp, Inc. (b)	4,985	45,064
PacWest Bancorp	1,141	11,102
Pinnacle Financial Partners, Inc.	818	45,121
PNC Financial Services Group, Inc.	490	62,279
Popular, Inc.	1,377	79,054
Prosperity Bancshares, Inc.	1,232	75,793
Regions Financial Corp.	9,913	183,985
Synovus Financial Corp.	2,147	66,192
Truist Financial Corp.	2,034	69,359
U.S. Bancorp	2,064	74,407
Webster Financial Corp.	1,279	50,418
Wells Fargo & Co.	843	31,511
Western Alliance Bancorp	196	6,966
Wintrust Financial Corp.	1,035	75,503
Zions Bancorp NA	1,505	45,045
		2,197,204
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a) (b)	134	44,046
Brown-Forman Corp. Class A	363	23,664
Brown-Forman Corp. Class B	1,074	69,026
Coca-Cola Co.	929	57,626
Constellation Brands, Inc. Class A	537	121,303
Keurig Dr Pepper, Inc.	3,162	111,555
Molson Coors Beverage Co. Class B	6,518	336,850
Monster Beverage Corp. (a)	4,029	217,606
PepsiCo, Inc.	455	82,947
		1,064,623
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	590	94,028
Amgen, Inc.	701	169,467
Biogen, Inc. (a)	1,375	382,291
BioMarin Pharmaceutical, Inc. (a)	723	70,305
Exelixis, Inc. (a)	13,005	252,427
Gilead Sciences, Inc.	3,758	311,801
Horizon Therapeutics PLC (a)	673	73,451
Incyte Corp. (a)	4,451	321,674
Ionis Pharmaceuticals, Inc. (a)	1,790	63,975
Moderna, Inc. (a)	1,485	228,066
Neurocrine Biosciences, Inc. (a)	1,621	164,078
Regeneron Pharmaceuticals, Inc. (a)	890	731,286
Seagen, Inc. (a)	294	59,526

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	1,314	$294,284
Vertex Pharmaceuticals, Inc. (a)	1,188	374,303
		3,590,962
BROADLINE RETAIL — 0.6%
eBay, Inc.	4,492	199,310
Etsy, Inc. (a)	205	22,823
Kohl's Corp.	5,225	122,997
Macy's, Inc.	27,896	487,901
Nordstrom, Inc. (b)	12,398	201,715
Ollie's Bargain Outlet Holdings, Inc. (a)	3,101	179,672
		1,214,418
BUILDING PRODUCTS — 1.4%
A O Smith Corp.	4,006	277,015
Advanced Drainage Systems, Inc.	618	52,042
Allegion PLC	1,873	199,905
Armstrong World Industries, Inc.	728	51,863
Builders FirstSource, Inc. (a)	3,032	269,181
Carlisle Cos., Inc.	366	82,742
Carrier Global Corp.	5,111	233,828
Fortune Brands Innovations, Inc.	2,078	122,041
Johnson Controls International PLC	2,976	179,215
Lennox International, Inc.	982	246,757
Masco Corp.	4,550	226,226
Masterbrand, Inc. (a)	1,889	15,187
Owens Corning	7,833	750,401
Trane Technologies PLC	947	174,229
Trex Co., Inc. (a)	355	17,278
		2,897,910
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	2,180	310,476
Ameriprise Financial, Inc.	559	171,333
Ares Management Corp. Class A	167	13,934
Bank of New York Mellon Corp.	1,528	69,432
BlackRock, Inc.	96	64,236
Blackstone, Inc.	3,502	307,616
Carlyle Group, Inc.	4,439	137,875
Cboe Global Markets, Inc.	1,994	267,675
Charles Schwab Corp.	280	14,666
CME Group, Inc.	273	52,285
Coinbase Global, Inc. Class A (a)	296	20,001
Evercore, Inc. Class A	3,545	409,022
FactSet Research Systems, Inc.	553	229,545
Franklin Resources, Inc.	5,455	146,958
Goldman Sachs Group, Inc.	273	89,301
Interactive Brokers Group, Inc. Class A	1,190	98,246
Intercontinental Exchange, Inc.	675	70,396
Invesco Ltd.	11,767	192,979
Janus Henderson Group PLC	3,930	104,695
Jefferies Financial Group, Inc.	7,027	223,037
KKR & Co., Inc.	335	17,594
Lazard Ltd. Class A	7,503	248,424
LPL Financial Holdings, Inc.	1,450	293,480
Security Description	Shares	Value
MarketAxess Holdings, Inc.	290	$113,474
Moody's Corp.	526	160,967
Morgan Stanley	689	60,494
Morningstar, Inc.	190	38,576
MSCI, Inc.	363	203,167
Nasdaq, Inc.	2,279	124,593
Northern Trust Corp.	737	64,952
Raymond James Financial, Inc.	1,212	113,043
S&P Global, Inc.	286	98,604
SEI Investments Co.	5,349	307,835
State Street Corp. (c)	243	18,393
Stifel Financial Corp.	2,508	148,198
T Rowe Price Group, Inc.	2,426	273,895
Tradeweb Markets, Inc. Class A	305	24,101
Virtu Financial, Inc. Class A	3,565	67,379
		5,370,877
CHEMICALS — 4.1%
Air Products & Chemicals, Inc.	646	185,538
Albemarle Corp.	135	29,840
Ashland, Inc.	930	95,520
Axalta Coating Systems Ltd. (a)	3,700	112,073
Celanese Corp.	2,297	250,120
CF Industries Holdings, Inc.	9,561	693,077
Chemours Co.	11,346	339,699
Corteva, Inc.	9,690	584,404
Dow, Inc.	16,928	927,993
DuPont de Nemours, Inc.	9,559	686,049
Eastman Chemical Co.	2,675	225,610
Ecolab, Inc.	177	29,299
Element Solutions, Inc.	3,013	58,181
FMC Corp.	1,932	235,955
Huntsman Corp.	12,384	338,826
Linde PLC	428	152,128
LyondellBasell Industries NV Class A	12,105	1,136,539
Mosaic Co.	17,714	812,718
NewMarket Corp.	81	29,563
Olin Corp.	14,037	779,054
PPG Industries, Inc.	1,136	151,747
RPM International, Inc.	1,406	122,660
Sherwin-Williams Co.	324	72,826
Valvoline, Inc.	545	19,042
Westlake Corp.	1,962	227,553
		8,296,014
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	574	265,578
Clean Harbors, Inc. (a)	1,595	227,383
Copart, Inc. (a)	3,865	290,687
Driven Brands Holdings, Inc. (a) (b)	850	25,764
MSA Safety, Inc.	273	36,445
Republic Services, Inc.	1,314	177,679
Rollins, Inc.	4,575	171,700
Stericycle, Inc. (a)	1,397	60,923
Tetra Tech, Inc.	1,817	266,935

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	1,705	$278,205
		1,801,299
COMMUNICATIONS EQUIPMENT — 0.6%
Arista Networks, Inc. (a)	1,517	254,644
Ciena Corp. (a)	2,171	114,021
Cisco Systems, Inc.	2,440	127,551
F5, Inc. (a)	1,301	189,543
Juniper Networks, Inc.	6,668	229,513
Lumentum Holdings, Inc. (a)	647	34,944
Motorola Solutions, Inc.	883	252,653
Ubiquiti, Inc. (b)	89	24,180
Viasat, Inc. (a) (b)	1,353	45,785
		1,272,834
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	4,186	352,963
MasTec, Inc. (a)	2,062	194,735
MDU Resources Group, Inc.	5,322	162,215
Quanta Services, Inc.	464	77,321
Valmont Industries, Inc.	297	94,826
WillScot Mobile Mini Holdings Corp. (a)	3,750	175,800
		1,057,860
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	1,512	221,886
Martin Marietta Materials, Inc.	238	84,504
Vulcan Materials Co.	582	99,848
		406,238
CONSUMER FINANCE — 2.4%
Ally Financial, Inc.	1,826	46,545
American Express Co.	1,002	165,280
Capital One Financial Corp.	1,843	177,223
Costco Wholesale Corp.	312	155,023
Credit Acceptance Corp. (a)	311	135,608
Discover Financial Services	4,973	491,531
Dollar General Corp.	2,018	424,708
Dollar Tree, Inc. (a)	2,783	399,500
Kroger Co.	18,789	927,613
OneMain Holdings, Inc.	5,347	198,267
SLM Corp.	8,690	107,669
Synchrony Financial	9,413	273,730
Sysco Corp.	10,449	806,976
Target Corp.	2,523	417,885
Walgreens Boots Alliance, Inc.	5,116	176,911
Walmart, Inc.	382	56,326
		4,960,795
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Albertsons Cos., Inc. Class A	6,599	137,127
BJ's Wholesale Club Holdings, Inc. (a)	11,579	880,814
Casey's General Stores, Inc.	3,610	781,421
Grocery Outlet Holding Corp. (a)	2,742	77,489
Performance Food Group Co. (a)	6,964	420,208
Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	14,406	$532,158
		2,829,217
CONTAINERS & PACKAGING — 1.3%
Amcor PLC	27,368	311,448
AptarGroup, Inc.	1,153	136,273
Ardagh Group SA (a) (b)	1,422	14,504
Avery Dennison Corp.	755	135,092
Ball Corp.	1,510	83,216
Berry Global Group, Inc.	4,006	235,953
Crown Holdings, Inc.	976	80,725
Graphic Packaging Holding Co.	5,053	128,801
International Paper Co.	10,241	369,291
Packaging Corp. of America	3,179	441,341
Sealed Air Corp.	3,086	141,678
Silgan Holdings, Inc.	3,421	183,605
Sonoco Products Co.	1,805	110,105
Westrock Co.	9,772	297,753
		2,669,785
DISTRIBUTORS — 0.6%
Genuine Parts Co.	3,403	569,356
LKQ Corp.	10,306	584,969
Pool Corp.	83	28,422
		1,182,747
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	4,329	31,299
Bright Horizons Family Solutions, Inc. (a)	320	24,637
Grand Canyon Education, Inc. (a)	3,184	362,658
H&R Block, Inc.	17,278	609,049
Service Corp. International	3,771	259,369
		1,287,012
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	1,408	109,050
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	19,829	381,708
Frontier Communications Parent, Inc. (a)	5,713	130,085
Lumen Technologies, Inc.	9,154	24,258
Verizon Communications, Inc.	3,048	118,537
		654,588
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	2,750	146,850
American Electric Power Co., Inc.	2,892	263,143
Avangrid, Inc.	724	28,873
Constellation Energy Corp.	731	57,383
Duke Energy Corp.	2,308	222,653
Edison International	2,154	152,051
Entergy Corp.	2,866	308,783
Evergy, Inc.	3,798	232,134
Eversource Energy	2,445	191,346
Exelon Corp.	8,315	348,315
FirstEnergy Corp.	7,288	291,957
Hawaiian Electric Industries, Inc.	3,893	149,491

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
IDACORP, Inc.	1,232	$133,463
NextEra Energy, Inc.	705	54,341
NRG Energy, Inc.	18,036	618,454
OGE Energy Corp.	4,001	150,678
PG&E Corp. (a)	20,946	338,697
Pinnacle West Capital Corp.	3,586	284,155
PPL Corp.	5,295	147,148
Southern Co.	3,124	217,368
Xcel Energy, Inc.	3,580	241,435
		4,578,718
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	1,483	270,988
AMETEK, Inc.	1,319	191,690
Eaton Corp. PLC	949	162,602
Emerson Electric Co.	933	81,302
Hubbell, Inc.	1,012	246,230
nVent Electric PLC	5,424	232,906
Rockwell Automation, Inc.	420	123,249
Sensata Technologies Holding PLC	1,385	69,278
		1,378,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. Class A	3,984	325,572
Arrow Electronics, Inc. (a)	4,171	520,833
Avnet, Inc.	8,686	392,607
CDW Corp.	499	97,250
Cognex Corp.	1,492	73,929
Coherent Corp. (a)	1,161	44,211
Corning, Inc.	21,200	747,936
IPG Photonics Corp. (a)	821	101,237
Jabil, Inc.	14,679	1,294,101
Keysight Technologies, Inc. (a)	1,277	206,210
Littelfuse, Inc.	508	136,190
National Instruments Corp.	4,349	227,931
TD SYNNEX Corp.	168	16,261
Trimble, Inc. (a)	1,786	93,622
Vontier Corp.	1,848	50,524
Zebra Technologies Corp. Class A (a)	219	69,642
		4,398,056
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	11,976	345,627
Halliburton Co.	8,913	282,007
NOV, Inc.	4,444	82,259
Schlumberger NV	5,286	259,543
		969,436
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	5,486	469,547
Electronic Arts, Inc.	2,670	321,601
Liberty Media Corp.-Liberty Formula One Class C (a)	1,091	81,640
Live Nation Entertainment, Inc. (a)	837	58,590
Madison Square Garden Sports Corp.	579	112,818
Security Description	Shares	Value
Spotify Technology SA (a)	205	$27,392
Take-Two Interactive Software, Inc. (a)	543	64,780
Walt Disney Co. (a)	168	16,822
Warner Bros Discovery, Inc. (a)	1,571	23,722
World Wrestling Entertainment, Inc. Class A (b)	1,345	122,745
		1,299,657
FINANCIAL SERVICES — 1.2%
Apollo Global Management, Inc.	4,320	272,851
Berkshire Hathaway, Inc. Class B (a)	478	147,592
Block, Inc. (a)	342	23,478
Corebridge Financial, Inc.	1,386	22,204
Equitable Holdings, Inc.	796	20,210
Euronet Worldwide, Inc. (a)	1,039	116,264
Fidelity National Information Services, Inc.	707	38,411
Fiserv, Inc. (a)	1,206	136,314
FleetCor Technologies, Inc. (a)	1,061	223,712
Global Payments, Inc.	1,361	143,232
Jack Henry & Associates, Inc.	1,939	292,246
Mastercard, Inc. Class A	129	46,880
MGIC Investment Corp.	26,022	349,215
PayPal Holdings, Inc. (a)	520	39,489
Shift4 Payments, Inc. Class A (a) (b)	682	51,696
Visa, Inc. Class A	317	71,471
Voya Financial, Inc.	1,933	138,132
Western Union Co.	17,572	195,928
WEX, Inc. (a)	295	54,248
		2,383,573
FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	14,185	1,129,977
Bunge Ltd.	4,141	395,548
Campbell Soup Co.	4,457	245,046
Conagra Brands, Inc.	6,717	252,291
Darling Ingredients, Inc. (a)	5,989	349,758
Flowers Foods, Inc.	6,148	168,517
General Mills, Inc.	4,586	391,920
Hershey Co.	1,248	317,504
Hormel Foods Corp.	3,662	146,041
Ingredion, Inc.	1,862	189,421
J.M. Smucker Co.	1,795	282,479
Kellogg Co.	3,962	265,295
Kraft Heinz Co.	4,464	172,623
Lamb Weston Holdings, Inc.	2,568	268,407
McCormick & Co., Inc.	1,453	120,904
Mondelez International, Inc. Class A	2,552	177,925
Pilgrim's Pride Corp. (a)	1,182	27,399
Post Holdings, Inc. (a)	2,368	212,812
Seaboard Corp.	13	49,010
Tyson Foods, Inc. Class A	6,316	374,665
		5,537,542

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.4%
Atmos Energy Corp.	2,057	$231,124
National Fuel Gas Co.	5,197	300,075
UGI Corp.	8,580	298,241
		829,440
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc. (a)	1,592	310,122
CSX Corp.	5,943	177,933
Hertz Global Holdings, Inc. (a)	3,995	65,079
J.B. Hunt Transport Services, Inc.	2,241	393,206
Knight-Swift Transportation Holdings, Inc.	6,866	388,478
Landstar System, Inc.	2,663	477,369
Norfolk Southern Corp.	807	171,084
Old Dominion Freight Line, Inc.	843	287,328
RXO, Inc. (a)	11,073	217,474
Ryder System, Inc.	4,187	373,648
Schneider National, Inc. Class B	6,214	166,224
Uber Technologies, Inc. (a)	791	25,075
U-Haul Holding Co. (b) (d)	359	21,414
U-Haul Holding Co. (d)	1,618	83,893
Union Pacific Corp.	583	117,335
XPO, Inc. (a)	8,144	259,794
		3,535,456
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	773	78,274
Align Technology, Inc. (a)	114	38,092
Baxter International, Inc.	529	21,456
Becton Dickinson & Co.	335	82,926
Boston Scientific Corp. (a)	2,597	129,928
Cooper Cos., Inc.	861	321,463
DENTSPLY SIRONA, Inc.	2,198	86,337
Dexcom, Inc. (a)	522	60,646
Edwards Lifesciences Corp. (a)	1,143	94,560
Enovis Corp. (a)	700	37,443
Envista Holdings Corp. (a)	3,746	153,136
GE HealthCare Technologies, Inc. (a)	205	16,816
Globus Medical, Inc. Class A (a)	1,990	112,714
Hologic, Inc. (a)	6,652	536,816
ICU Medical, Inc. (a) (b)	336	55,427
IDEXX Laboratories, Inc. (a)	273	136,522
Insulet Corp. (a)	134	42,741
Integra LifeSciences Holdings Corp. (a)	909	52,186
Intuitive Surgical, Inc. (a)	294	75,108
Masimo Corp. (a)	260	47,980
Medtronic PLC	1,464	118,028
Novocure Ltd. (a) (b)	349	20,989
QuidelOrtho Corp. (a)	834	74,301
ResMed, Inc.	606	132,708
STERIS PLC	127	24,293
Stryker Corp.	389	111,048
Teleflex, Inc.	301	76,246
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	1,294	$167,185
		2,905,369
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a)	1,810	130,773
Amedisys, Inc. (a)	217	15,960
AmerisourceBergen Corp.	7,385	1,182,412
Cardinal Health, Inc.	21,609	1,631,479
Centene Corp. (a)	3,201	202,335
Chemed Corp.	519	279,092
Cigna Group	1,377	351,865
CVS Health Corp.	3,729	277,102
DaVita, Inc. (a)	1,249	101,306
Elevance Health, Inc.	506	232,664
Encompass Health Corp.	4,013	217,103
Enhabit, Inc. (a)	4,871	67,756
HCA Healthcare, Inc.	1,627	429,007
Henry Schein, Inc. (a)	8,394	684,447
Humana, Inc.	80	38,837
Laboratory Corp. of America Holdings	1,806	414,333
McKesson Corp.	4,291	1,527,811
Molina Healthcare, Inc. (a)	2,941	786,688
Premier, Inc. Class A	5,243	169,716
Quest Diagnostics, Inc.	4,014	567,901
Tenet Healthcare Corp. (a)	1,223	72,671
UnitedHealth Group, Inc.	73	34,499
Universal Health Services, Inc. Class B	2,825	359,057
		9,774,814
HEALTH CARE REITs — 0.2%
Healthcare Realty Trust, Inc. REIT	2,083	40,264
Healthpeak Properties, Inc. REIT	2,249	49,411
Medical Properties Trust, Inc. REIT (b)	3,223	26,493
Omega Healthcare Investors, Inc. REIT	7,036	192,857
Ventas, Inc. REIT	847	36,717
Welltower, Inc. REIT	463	33,193
		378,935
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a) (b)	423	13,697
Veeva Systems, Inc. Class A (a)	585	107,517
		121,214
HOTEL & RESORT REITs — 0.0% (e)
Host Hotels & Resorts, Inc. REIT	1,912	31,529
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	510	63,444
Aramark	10,091	361,258
Booking Holdings, Inc. (a)	57	151,187
Boyd Gaming Corp.	4,376	280,589
Caesars Entertainment, Inc. (a)	476	23,234
Chipotle Mexican Grill, Inc. (a)	137	234,036
Choice Hotels International, Inc. (b)	783	91,760
Churchill Downs, Inc.	798	205,126

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	4,604	$714,357
Domino's Pizza, Inc.	422	139,205
DoorDash, Inc. Class A (a)	299	19,004
DraftKings, Inc. Class A (a)	748	14,481
Expedia Group, Inc. (a)	1,434	139,141
Hilton Worldwide Holdings, Inc.	282	39,725
Hyatt Hotels Corp. Class A (a)	350	39,127
Las Vegas Sands Corp. (a)	579	33,264
Marriott International, Inc. Class A	581	96,469
Marriott Vacations Worldwide Corp.	510	68,779
McDonald's Corp.	361	100,939
MGM Resorts International	5,526	245,465
Penn Entertainment, Inc. (a) (b)	2,889	85,688
Planet Fitness, Inc. Class A (a)	788	61,204
Six Flags Entertainment Corp. (a)	1,486	39,691
Starbucks Corp.	1,586	165,150
Travel & Leisure Co.	2,354	92,277
Vail Resorts, Inc.	405	94,640
Wendy's Co.	3,521	76,687
Wyndham Hotels & Resorts, Inc.	1,247	84,609
Wynn Resorts Ltd. (a)	174	19,472
Yum! Brands, Inc.	2,895	382,372
		4,162,380
HOUSEHOLD DURABLES — 1.5%
DR Horton, Inc.	2,436	237,973
Garmin Ltd.	1,836	185,289
Leggett & Platt, Inc.	4,582	146,074
Lennar Corp. Class A	5,048	530,595
Lennar Corp. Class B	430	38,403
Mohawk Industries, Inc. (a)	1,219	122,168
Newell Brands, Inc.	6,912	85,985
NVR, Inc. (a)	92	512,642
PulteGroup, Inc.	9,297	541,829
Tempur Sealy International, Inc.	5,827	230,108
Toll Brothers, Inc.	3,469	208,244
TopBuild Corp. (a)	118	24,561
Whirlpool Corp.	1,587	209,516
		3,073,387
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	1,931	170,720
Clorox Co.	936	148,113
Colgate-Palmolive Co.	3,703	278,280
Kimberly-Clark Corp.	2,132	286,157
Procter & Gamble Co.	326	48,473
Reynolds Consumer Products, Inc.	1,245	34,237
		965,980
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	10,380	249,950
Brookfield Renewable Corp. Class A	1,584	55,361
Vistra Corp.	6,672	160,128
		465,439
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	2,092	$219,890
General Electric Co.	615	58,794
Honeywell International, Inc.	577	110,276
		388,960
INDUSTRIAL REITs — 0.1%
Americold Realty Trust, Inc. REIT	687	19,545
EastGroup Properties, Inc. REIT	349	57,697
First Industrial Realty Trust, Inc. REIT	1,693	90,067
Prologis, Inc. REIT	372	46,414
Rexford Industrial Realty, Inc. REIT	461	27,499
		241,222
INSURANCE — 5.4%
Aflac, Inc.	4,878	314,729
Allstate Corp.	6,048	670,179
American Financial Group, Inc.	1,680	204,120
American International Group, Inc.	5,002	251,901
Aon PLC Class A	402	126,747
Arch Capital Group Ltd. (a)	10,300	699,061
Arthur J Gallagher & Co.	786	150,370
Assurant, Inc.	1,432	171,940
Assured Guaranty Ltd.	2,641	132,763
Axis Capital Holdings Ltd.	2,965	161,652
Brighthouse Financial, Inc. (a)	1,169	51,565
Brown & Brown, Inc.	2,473	142,000
Chubb Ltd.	1,501	291,464
Cincinnati Financial Corp.	7,299	818,072
CNA Financial Corp.	473	18,461
Erie Indemnity Co. Class A	875	202,702
Everest Re Group Ltd.	1,656	592,881
F&G Annuities & Life, Inc.	651	11,796
Fidelity National Financial, Inc.	6,834	238,712
First American Financial Corp.	4,634	257,928
Globe Life, Inc.	1,915	210,688
Hanover Insurance Group, Inc.	1,396	179,386
Hartford Financial Services Group, Inc.	5,677	395,630
Kemper Corp.	578	31,593
Lincoln National Corp.	777	17,459
Loews Corp.	3,574	207,363
Markel Corp. (a)	426	544,177
Marsh & McLennan Cos., Inc.	1,599	266,313
MetLife, Inc.	2,905	168,316
Old Republic International Corp.	21,130	527,616
Primerica, Inc.	773	133,142
Principal Financial Group, Inc.	2,237	166,254
Progressive Corp.	2,992	428,035
Prudential Financial, Inc.	2,236	185,007
Reinsurance Group of America, Inc.	1,643	218,125
RenaissanceRe Holdings Ltd.	305	61,104
Ryan Specialty Holdings, Inc. (a) (b)	392	15,774
Travelers Cos., Inc.	2,273	389,615
Unum Group	5,690	225,096

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
W R Berkley Corp.	3,646	$227,000
Willis Towers Watson PLC	3,672	853,299
		10,960,035
INTERACTIVE MEDIA & SERVICES — 0.2%
Alphabet, Inc. Class A (a)	519	53,836
Alphabet, Inc. Class C (a)	449	46,696
Meta Platforms, Inc. Class A (a)	337	71,424
Pinterest, Inc. Class A (a)	9,194	250,720
TripAdvisor, Inc. (a)	682	13,545
		436,221
IT SERVICES — 2.3%
Accenture PLC Class A	313	89,459
Akamai Technologies, Inc. (a)	4,849	379,677
Amdocs Ltd.	13,348	1,281,808
Cognizant Technology Solutions Corp. Class A	10,110	616,002
DXC Technology Co. (a)	18,003	460,157
EPAM Systems, Inc. (a)	340	101,660
Gartner, Inc. (a)	2,103	685,094
Globant SA (a)	574	94,142
GoDaddy, Inc. Class A (a)	4,071	316,398
International Business Machines Corp.	1,855	243,172
Snowflake, Inc. Class A (a)	230	35,487
VeriSign, Inc. (a)	1,477	312,134
Wix.com Ltd. (a)	264	26,347
		4,641,537
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	1,708	140,056
Hasbro, Inc.	1,256	67,435
Mattel, Inc. (a)	10,177	187,359
Polaris, Inc.	2,815	311,423
YETI Holdings, Inc. (a)	675	27,000
		733,273
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	1,365	188,834
Avantor, Inc. (a)	565	11,944
Bio-Rad Laboratories, Inc. Class A (a)	322	154,245
Bio-Techne Corp.	1,195	88,657
Bruker Corp.	1,200	94,608
Charles River Laboratories International, Inc. (a)	250	50,455
Danaher Corp.	126	31,757
IQVIA Holdings, Inc. (a)	707	140,615
Mettler-Toledo International, Inc. (a)	149	228,002
PerkinElmer, Inc.	277	36,913
QIAGEN NV (a)	2,989	137,285
Repligen Corp. (a)	183	30,810
Thermo Fisher Scientific, Inc.	44	25,360
Waters Corp. (a)	767	237,486
West Pharmaceutical Services, Inc.	258	89,389
		1,546,360
Security Description	Shares	Value
MACHINERY — 3.9%
AGCO Corp.	4,106	$555,131
Allison Transmission Holdings, Inc.	8,054	364,363
Caterpillar, Inc.	920	210,533
Crane Holdings Co.	2,876	326,426
Cummins, Inc.	2,974	710,429
Deere & Co.	296	122,212
Donaldson Co., Inc.	4,184	273,382
Dover Corp.	1,364	207,246
Esab Corp.	3,811	225,116
Flowserve Corp.	3,417	116,178
Fortive Corp.	1,634	111,390
Gates Industrial Corp. PLC (a)	2,676	37,170
Graco, Inc.	3,761	274,591
IDEX Corp.	868	200,534
Illinois Tool Works, Inc.	977	237,851
Ingersoll Rand, Inc.	2,460	143,123
ITT, Inc.	856	73,873
Lincoln Electric Holdings, Inc.	1,802	304,718
Middleby Corp. (a)	497	72,865
Nordson Corp.	918	204,035
Oshkosh Corp.	232	19,298
Otis Worldwide Corp.	3,967	334,815
PACCAR, Inc.	6,852	501,566
Parker-Hannifin Corp.	1,141	383,501
Pentair PLC	2,931	161,996
Snap-on, Inc.	2,493	615,497
Stanley Black & Decker, Inc.	332	26,753
Timken Co.	2,485	203,074
Toro Co.	4,203	467,205
Westinghouse Air Brake Technologies Corp.	2,446	247,193
Xylem, Inc.	1,217	127,420
		7,859,484
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	1,090	75,973
MEDIA — 1.4%
Cable One, Inc.	12	8,424
Charter Communications, Inc. Class A (a)	267	95,482
Comcast Corp. Class A	3,494	132,458
DISH Network Corp. Class A (a)	1,743	16,262
Fox Corp. Class A	6,151	209,442
Fox Corp. Class B	1,608	50,346
Interpublic Group of Cos., Inc.	16,709	622,243
Liberty Broadband Corp. Class C (a)	356	29,085
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,129	31,714
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,326	65,105
New York Times Co. Class A	3,701	143,895
News Corp. Class A	10,859	187,535
News Corp. Class B	3,485	60,744
Nexstar Media Group, Inc.	1,846	318,730
Omnicom Group, Inc.	7,021	662,361

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Paramount Global Class B	5,700	$127,167
Sirius XM Holdings, Inc.	13,025	51,709
Trade Desk, Inc. Class A (a)	819	49,885
		2,862,587
METALS & MINING — 3.9%
Alcoa Corp.	7,093	301,878
Cleveland-Cliffs, Inc. (a)	21,982	402,930
Freeport-McMoRan, Inc.	16,881	690,602
MP Materials Corp. (a)	932	26,273
Newmont Corp.	5,061	248,090
Nucor Corp.	11,966	1,848,388
Reliance Steel & Aluminum Co.	5,134	1,318,103
Royal Gold, Inc.	1,865	241,909
Southern Copper Corp.	1,227	93,559
SSR Mining, Inc.	16,666	251,990
Steel Dynamics, Inc.	17,020	1,924,281
U.S. Steel Corp.	25,769	672,571
		8,020,574
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	4,908	49,473
Annaly Capital Management, Inc. REIT	6,401	122,323
Rithm Capital Corp. REIT	11,623	92,984
		264,780
MULTI-UTILITIES — 1.3%
Ameren Corp.	2,658	229,624
CenterPoint Energy, Inc.	6,034	177,762
CMS Energy Corp.	5,508	338,081
Consolidated Edison, Inc.	3,337	319,251
Dominion Energy, Inc.	2,511	140,390
DTE Energy Co.	4,820	527,983
NiSource, Inc.	8,431	235,731
Public Service Enterprise Group, Inc.	1,983	123,838
Sempra Energy	1,465	221,449
WEC Energy Group, Inc.	2,596	246,075
		2,560,184
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	246	30,895
Boston Properties, Inc. REIT	539	29,171
Cousins Properties, Inc. REIT	1,482	31,685
Highwoods Properties, Inc. REIT	2,193	50,856
Kilroy Realty Corp. REIT	1,926	62,402
SL Green Realty Corp. REIT (b)	703	16,534
Vornado Realty Trust REIT	1,061	16,308
		237,851
OIL, GAS & CONSUMABLE FUELS — 9.3%
Antero Midstream Corp.	15,006	157,413
Antero Resources Corp. (a)	20,131	464,825
APA Corp.	29,168	1,051,798
Cheniere Energy, Inc.	856	134,906
Security Description	Shares	Value
Chesapeake Energy Corp.	11,221	$853,245
Chevron Corp.	970	158,265
ConocoPhillips	3,973	394,161
Coterra Energy, Inc.	4,490	110,185
Devon Energy Corp.	11,497	581,863
Diamondback Energy, Inc.	7,086	957,815
DT Midstream, Inc. (a)	3,366	166,179
Enviva, Inc.	191	5,516
EOG Resources, Inc.	6,074	696,263
EQT Corp.	5,218	166,506
Exxon Mobil Corp.	1,353	148,370
Hess Corp.	2,298	304,117
HF Sinclair Corp.	8,454	409,005
Kinder Morgan, Inc.	20,013	350,428
Marathon Oil Corp.	38,514	922,795
Marathon Petroleum Corp.	14,670	1,977,956
Occidental Petroleum Corp.	8,289	517,482
ONEOK, Inc.	10,428	662,595
Ovintiv, Inc.	27,836	1,004,323
PDC Energy, Inc.	9,789	628,258
Phillips 66	15,737	1,595,417
Pioneer Natural Resources Co.	2,469	504,269
Range Resources Corp.	17,794	471,007
Southwestern Energy Co. (a)	30,819	154,095
Targa Resources Corp.	14,817	1,080,900
Texas Pacific Land Corp.	108	183,710
Valero Energy Corp.	12,758	1,781,017
Vitesse Energy, Inc.	815	15,510
Williams Cos., Inc.	10,905	325,623
		18,935,817
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	6,596	357,569
PASSENGER AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	6,651	279,076
American Airlines Group, Inc. (a)	8,247	121,643
Copa Holdings SA Class A (a) (b)	2,014	185,993
Delta Air Lines, Inc. (a)	10,793	376,892
JetBlue Airways Corp. (a)	7,371	53,661
Southwest Airlines Co.	9,760	317,590
United Airlines Holdings, Inc. (a)	7,031	311,122
		1,645,977
PERSONAL CARE PRODUCTS — 0.1%
Coty, Inc. Class A (a)	5,778	69,683
Estee Lauder Cos., Inc. Class A	625	154,037
		223,720
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	2,721	188,592
Eli Lilly & Co.	112	38,463
Jazz Pharmaceuticals PLC (a)	202	29,559
Johnson & Johnson	292	45,260
Merck & Co., Inc.	763	81,176
Organon & Co.	14,327	336,971
Perrigo Co. PLC	1,656	59,401
Pfizer, Inc.	2,341	95,513

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Royalty Pharma PLC Class A	5,247	$189,049
Viatris, Inc.	21,692	208,677
Zoetis, Inc.	307	51,097
		1,323,758
PROFESSIONAL SERVICES — 2.5%
Automatic Data Processing, Inc.	924	205,710
Booz Allen Hamilton Holding Corp.	2,731	253,136
Broadridge Financial Solutions, Inc.	1,039	152,286
CACI International, Inc. Class A (a)	1,802	533,897
Concentrix Corp.	2,445	297,190
CoStar Group, Inc. (a)	1,275	87,784
Dun & Bradstreet Holdings, Inc.	1,953	22,928
Equifax, Inc.	365	74,037
FTI Consulting, Inc. (a)	2,071	408,712
Genpact Ltd.	4,581	211,734
Jacobs Solutions, Inc.	986	115,865
KBR, Inc.	6,538	359,917
Leidos Holdings, Inc.	6,946	639,449
ManpowerGroup, Inc.	4,167	343,902
Paychex, Inc.	2,234	255,994
Robert Half International, Inc.	3,121	251,459
Science Applications International Corp.	4,989	536,118
SS&C Technologies Holdings, Inc.	2,581	145,749
TransUnion	779	48,407
Verisk Analytics, Inc.	590	113,197
		5,057,471
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	5,034	366,525
Jones Lang LaSalle, Inc. (a)	942	137,052
		503,577
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	964	30,318
Apartment Income REIT Corp.	2,480	88,809
AvalonBay Communities, Inc. REIT	548	92,097
Camden Property Trust REIT	350	36,694
Equity LifeStyle Properties, Inc. REIT	1,311	88,007
Equity Residential REIT	2,189	131,340
Essex Property Trust, Inc. REIT	221	46,220
Invitation Homes, Inc. REIT	938	29,294
Mid-America Apartment Communities, Inc. REIT	509	76,879
Sun Communities, Inc. REIT	311	43,814
UDR, Inc. REIT	627	25,744
		689,216
RETAIL REITs — 0.4%
Brixmor Property Group, Inc. REIT	4,384	94,344
Federal Realty Investment Trust REIT	614	60,681
Kimco Realty Corp. REIT	8,858	172,997
National Retail Properties, Inc. REIT	2,507	110,684
Security Description	Shares	Value
Realty Income Corp. REIT	719	$45,527
Regency Centers Corp. REIT	1,460	89,323
Simon Property Group, Inc. REIT	1,896	212,295
Spirit Realty Capital, Inc. REIT	1,417	56,453
		842,304
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Micro Devices, Inc. (a)	1,047	102,616
Allegro MicroSystems, Inc. (a)	2,948	141,475
Analog Devices, Inc.	2,692	530,916
Applied Materials, Inc.	3,632	446,119
Broadcom, Inc.	195	125,100
Cirrus Logic, Inc. (a)	4,785	523,383
Enphase Energy, Inc. (a)	253	53,201
Entegris, Inc.	1,007	82,584
First Solar, Inc. (a)	2,452	533,310
GLOBALFOUNDRIES, Inc. (a)	593	42,803
Intel Corp.	10,413	340,193
KLA Corp.	2,418	965,193
Lam Research Corp.	798	423,036
Lattice Semiconductor Corp. (a)	4,289	409,599
Microchip Technology, Inc.	4,833	404,909
Micron Technology, Inc.	15,159	914,694
MKS Instruments, Inc.	617	54,679
Monolithic Power Systems, Inc.	588	294,318
NVIDIA Corp.	129	35,832
ON Semiconductor Corp. (a)	10,670	878,354
Qorvo, Inc. (a)	3,550	360,573
QUALCOMM, Inc.	1,954	249,291
Skyworks Solutions, Inc.	3,525	415,879
Teradyne, Inc.	3,454	371,340
Texas Instruments, Inc.	2,192	407,734
Universal Display Corp.	937	145,357
Wolfspeed, Inc. (a) (b)	84	5,456
		9,257,944
SOFTWARE — 3.1%
Adobe, Inc. (a)	290	111,757
ANSYS, Inc. (a)	463	154,086
Atlassian Corp. Class A (a)	278	47,585
Autodesk, Inc. (a)	957	199,209
Bentley Systems, Inc. Class B	560	24,074
Black Knight, Inc. (a)	1,430	82,311
Cadence Design Systems, Inc. (a)	2,621	550,646
Ceridian HCM Holding, Inc. (a)	331	24,236
Crowdstrike Holdings, Inc. Class A (a)	892	122,436
Datadog, Inc. Class A (a)	337	24,486
DocuSign, Inc. (a)	311	18,131
Dolby Laboratories, Inc. Class A	2,133	182,201
DoubleVerify Holdings, Inc. (a)	1,146	34,552
Dropbox, Inc. Class A (a)	20,284	438,540
Dynatrace, Inc. (a)	1,998	84,515
Fair Isaac Corp. (a)	689	484,153
Fortinet, Inc. (a)	5,051	335,690
Gen Digital, Inc.	17,449	299,425

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HubSpot, Inc. (a)	67	$28,726
Intuit, Inc.	84	37,450
Manhattan Associates, Inc. (a)	1,889	292,512
Microsoft Corp.	534	153,952
NCR Corp. (a)	1,426	33,639
Oracle Corp.	571	53,057
Palantir Technologies, Inc. Class A (a)	1,456	12,303
Palo Alto Networks, Inc. (a)	1,563	312,194
Paycom Software, Inc. (a)	618	187,878
Paycor HCM, Inc. (a) (b)	1,006	26,679
Paylocity Holding Corp. (a)	422	83,885
PTC, Inc. (a)	1,629	208,887
Roper Technologies, Inc.	458	201,836
Salesforce, Inc. (a)	68	13,585
ServiceNow, Inc. (a)	276	128,263
Synopsys, Inc. (a)	1,486	573,968
Teradata Corp. (a)	7,610	306,531
Tyler Technologies, Inc. (a)	104	36,883
VMware, Inc. Class A (a)	1,898	236,965
Workday, Inc. Class A (a)	434	89,638
Zoom Video Communications, Inc. Class A (a)	753	55,602
Zscaler, Inc. (a)	179	20,913
		6,313,379
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	302	61,711
Crown Castle, Inc. REIT	297	39,751
CubeSmart REIT	1,240	57,313
Digital Realty Trust, Inc. REIT	752	73,929
EPR Properties REIT	867	33,033
Equinix, Inc. REIT	52	37,494
Extra Space Storage, Inc. REIT	956	155,761
Gaming & Leisure Properties, Inc. REIT	4,404	229,272
Iron Mountain, Inc. REIT	2,584	136,719
Lamar Advertising Co. Class A REIT	1,550	154,830
Life Storage, Inc. REIT	517	67,774
National Storage Affiliates Trust REIT	329	13,746
Public Storage REIT	746	225,396
Rayonier, Inc. REIT	2,171	72,207
SBA Communications Corp. REIT	117	30,545
VICI Properties, Inc. REIT	7,042	229,710
Weyerhaeuser Co. REIT	21,072	634,899
		2,254,090
SPECIALTY RETAIL — 4.0%
Advance Auto Parts, Inc.	1,656	201,386
AutoNation, Inc. (a)	3,787	508,821
AutoZone, Inc. (a)	243	597,331
Bath & Body Works, Inc.	3,549	129,822
Best Buy Co., Inc.	6,835	534,975
Burlington Stores, Inc. (a)	591	119,441
CarMax, Inc. (a)	711	45,703
Security Description	Shares	Value
Dick's Sporting Goods, Inc.	5,951	$844,387
Five Below, Inc. (a)	1,233	253,961
Floor & Decor Holdings, Inc. Class A (a) (b)	966	94,881
Gap, Inc.	13,448	135,018
Home Depot, Inc.	198	58,434
Leslie's, Inc. (a)	1,387	15,271
Lithia Motors, Inc.	1,515	346,829
Lowe's Cos., Inc.	1,437	287,357
O'Reilly Automotive, Inc. (a)	680	577,306
Penske Automotive Group, Inc.	2,898	410,965
RH (a)	131	31,905
Ross Stores, Inc.	4,358	462,515
TJX Cos., Inc.	5,105	400,028
Tractor Supply Co.	2,226	523,199
Ulta Beauty, Inc. (a)	1,344	733,381
Victoria's Secret & Co. (a)	8,957	305,882
Williams-Sonoma, Inc.	3,494	425,080
		8,043,878
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	1,866	307,703
Dell Technologies, Inc. Class C	22,794	916,547
Hewlett Packard Enterprise Co.	64,968	1,034,940
HP, Inc.	22,906	672,291
NetApp, Inc.	7,425	474,086
Pure Storage, Inc. Class A (a)	7,243	184,769
Western Digital Corp. (a)	7,058	265,875
		3,856,211
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings Ltd. (a)	6,532	307,004
Carter's, Inc. (b)	1,595	114,712
Columbia Sportswear Co.	1,889	170,463
Deckers Outdoor Corp. (a)	836	375,824
Hanesbrands, Inc. (b)	2,287	12,030
Lululemon Athletica, Inc. (a)	572	208,317
NIKE, Inc. Class B	503	61,688
PVH Corp.	1,926	171,722
Ralph Lauren Corp. (b)	2,448	285,608
Skechers USA, Inc. Class A (a)	7,947	377,642
Tapestry, Inc.	11,164	481,280
VF Corp.	2,251	51,570
		2,617,860
TOBACCO — 0.3%
Altria Group, Inc.	6,233	278,117
Philip Morris International, Inc.	2,477	240,888
		519,005
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	2,713	106,811
Fastenal Co.	4,821	260,045
MSC Industrial Direct Co., Inc. Class A	2,267	190,428
SiteOne Landscape Supply, Inc. (a) (b)	355	48,589

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
United Rentals, Inc.	1,207	$477,682
Univar Solutions, Inc. (a)	6,136	214,944
W.W. Grainger, Inc.	675	464,947
Watsco, Inc. (b)	1,107	352,203
WESCO International, Inc.	3,112	480,928
		2,596,577
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	807	118,217
Essential Utilities, Inc.	2,390	104,324
		222,541
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
T-Mobile U.S., Inc. (a)	291	42,148
TOTAL COMMON STOCKS (Cost $186,143,740)		203,214,585
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	324,525	324,557
State Street Navigator Securities Lending Portfolio II (c) (h)	1,758,325	1,758,325
TOTAL SHORT-TERM INVESTMENTS (Cost $2,082,906)		2,082,882
TOTAL INVESTMENTS — 100.8% (Cost $188,226,646)		205,297,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,616,418)
NET ASSETS — 100.0%		$203,681,049

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	4	06/16/2023	$432,373	$454,120	$21,747
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$203,214,585	$—	$—	$203,214,585
Short-Term Investments	2,082,882	—	—	2,082,882
TOTAL INVESTMENTS	$205,297,467	$—	$—	$205,297,467
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$21,747	$—	$—	$21,747
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$205,319,214	$—	$—	$205,319,214
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	465	$28,667	$796	$19,307	$1,791	$6,446	243	$18,393	$265
State Street Institutional Liquid Reserves Fund, Premier Class	172,125	172,108	8,362,650	8,210,313	135	(23)	324,525	324,557	7,453
State Street Navigator Securities Lending Portfolio II	2,675,497	2,675,497	26,424,243	27,341,415	—	—	1,758,325	1,758,325	10,539
Total		$2,876,272	$34,787,689	$35,571,035	$1,926	$6,423		$2,101,275	$18,257
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
BWX Technologies, Inc.	19,029	$1,199,588
Huntington Ingalls Industries, Inc.	4,423	915,650
		2,115,238
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	35,055	3,483,415
Expeditors International of Washington, Inc.	14,482	1,594,758
		5,078,173
AUTOMOBILE COMPONENTS — 1.0%
BorgWarner, Inc.	87,969	4,320,157
Gentex Corp.	46,832	1,312,701
Lear Corp.	17,726	2,472,600
		8,105,458
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	32,694	1,241,391
Thor Industries, Inc.	23,614	1,880,619
		3,122,010
BANKS — 2.4%
Bank of Hawaii Corp. (a)	8,584	447,055
Bank OZK	28,625	978,975
Citizens Financial Group, Inc.	60,044	1,823,536
Columbia Banking System, Inc.	48,112	1,030,559
Comerica, Inc.	17,816	773,571
Cullen/Frost Bankers, Inc.	4,505	474,557
East West Bancorp, Inc.	11,623	645,076
First Hawaiian, Inc.	31,209	643,842
First Horizon Corp.	45,800	814,324
FNB Corp.	87,192	1,011,427
Huntington Bancshares, Inc.	133,850	1,499,120
KeyCorp	130,901	1,638,880
New York Community Bancorp, Inc. (a)	129,899	1,174,287
PacWest Bancorp	38,689	376,444
Popular, Inc.	14,085	808,620
Prosperity Bancshares, Inc.	13,123	807,327
Regions Financial Corp.	119,232	2,212,946
Synovus Financial Corp.	32,825	1,011,995
Webster Financial Corp.	18,906	745,275
Zions Bancorp NA	21,579	645,859
		19,563,675
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	35,198	1,819,033
BIOTECHNOLOGY — 1.7%
Gilead Sciences, Inc.	170,770	14,168,787
BROADLINE RETAIL — 0.7%
eBay, Inc.	44,253	1,963,506
Kohl's Corp.	56,964	1,340,932
Macy's, Inc.	126,780	2,217,382
		5,521,820
Security Description	Shares	Value
BUILDING PRODUCTS — 1.7%
A O Smith Corp.	49,052	$3,391,946
Allegion PLC	8,901	950,004
Fortune Brands Innovations, Inc.	28,826	1,692,951
Lennox International, Inc.	11,677	2,934,196
Masco Corp.	44,757	2,225,318
Masterbrand, Inc. (b)	28,390	228,256
Owens Corning	21,513	2,060,945
		13,483,616
CAPITAL MARKETS — 3.9%
Carlyle Group, Inc.	91,681	2,847,612
Cboe Global Markets, Inc.	14,422	1,936,009
Evercore, Inc. Class A	16,799	1,938,269
Franklin Resources, Inc.	126,451	3,406,590
Invesco Ltd.	165,207	2,709,395
Janus Henderson Group PLC	60,984	1,624,614
Jefferies Financial Group, Inc.	89,527	2,841,587
Lazard Ltd. Class A	41,858	1,385,918
SEI Investments Co.	19,086	1,098,399
T Rowe Price Group, Inc.	99,515	11,235,244
Virtu Financial, Inc. Class A	43,326	818,861
		31,842,498
CHEMICALS — 5.5%
Celanese Corp.	25,884	2,818,509
CF Industries Holdings, Inc.	19,505	1,413,918
Chemours Co.	68,831	2,060,800
Dow, Inc.	186,098	10,201,892
DuPont de Nemours, Inc.	79,403	5,698,753
Eastman Chemical Co.	47,125	3,974,523
Huntsman Corp.	88,250	2,414,520
LyondellBasell Industries NV Class A	114,299	10,731,533
NewMarket Corp.	1,018	371,550
Olin Corp.	32,962	1,829,391
RPM International, Inc.	16,806	1,466,155
Scotts Miracle-Gro Co. (a)	8,383	584,630
Valvoline, Inc.	19,332	675,460
		44,241,634
COMMUNICATIONS EQUIPMENT — 0.4%
Juniper Networks, Inc.	95,670	3,292,961
CONSTRUCTION & ENGINEERING — 0.3%
MDU Resources Group, Inc.	78,343	2,387,895
CONSUMER FINANCE — 3.7%
Ally Financial, Inc.	50,588	1,289,488
Discover Financial Services	28,805	2,847,086
Kroger Co.	65,878	3,252,397
OneMain Holdings, Inc.	52,185	1,935,020
SLM Corp.	37,800	468,342
Synchrony Financial	163,904	4,766,328
Target Corp.	41,565	6,884,411
Walgreens Boots Alliance, Inc.	250,547	8,663,915
		30,106,987

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Albertsons Cos., Inc. Class A	25,805	$536,228
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	335,294	3,815,646
AptarGroup, Inc.	5,636	666,119
Ardagh Group SA (a) (b)	6,370	64,974
International Paper Co.	164,642	5,936,990
Packaging Corp. of America	27,981	3,884,602
Sealed Air Corp.	14,057	645,357
Silgan Holdings, Inc.	10,386	557,417
Sonoco Products Co.	24,246	1,479,006
Westrock Co.	71,560	2,180,433
		19,230,544
DISTRIBUTORS — 0.9%
Genuine Parts Co.	41,313	6,912,078
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	33,355	241,156
H&R Block, Inc.	29,824	1,051,296
Service Corp. International	12,383	851,703
		2,144,155
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	21,288	1,648,756
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Lumen Technologies, Inc. (a)	454,600	1,204,690
ELECTRIC UTILITIES — 4.1%
Alliant Energy Corp.	28,208	1,506,307
Avangrid, Inc.	13,117	523,106
Edison International	34,406	2,428,720
Entergy Corp.	35,008	3,771,762
Evergy, Inc.	51,556	3,151,103
Eversource Energy	27,857	2,180,089
FirstEnergy Corp.	108,094	4,330,246
Hawaiian Electric Industries, Inc.	47,901	1,839,398
IDACORP, Inc.	14,530	1,574,035
NRG Energy, Inc.	104,446	3,581,453
OGE Energy Corp.	53,193	2,003,248
Pinnacle West Capital Corp.	50,232	3,980,384
PPL Corp.	94,441	2,624,515
		33,494,366
ELECTRICAL EQUIPMENT — 0.5%
Hubbell, Inc.	9,628	2,342,589
nVent Electric PLC	39,892	1,712,962
		4,055,551
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Avnet, Inc.	30,835	1,393,742
Corning, Inc.	266,933	9,417,396
National Instruments Corp.	58,244	3,052,568
		13,863,706
FINANCIAL SERVICES — 1.1%
Apollo Global Management, Inc.	81,579	5,152,530
MGIC Investment Corp.	135,421	1,817,350
Security Description	Shares	Value
TFS Financial Corp.	3,523	$44,495
UWM Holdings Corp.	13,798	67,748
Western Union Co.	171,454	1,911,712
		8,993,835
FOOD PRODUCTS — 4.7%
Archer-Daniels-Midland Co.	56,915	4,533,849
Bunge Ltd.	17,336	1,655,935
Campbell Soup Co.	45,133	2,481,412
Conagra Brands, Inc.	137,316	5,157,589
Flowers Foods, Inc.	80,802	2,214,783
General Mills, Inc.	47,055	4,021,320
Ingredion, Inc.	22,023	2,240,400
J.M. Smucker Co.	34,841	5,482,928
Kellogg Co.	52,712	3,529,595
Kraft Heinz Co.	68,189	2,636,869
Tyson Foods, Inc. Class A	66,063	3,918,857
		37,873,537
GAS UTILITIES — 0.7%
National Fuel Gas Co.	38,722	2,235,808
UGI Corp.	93,194	3,239,424
		5,475,232
GROUND TRANSPORTATION — 0.3%
Ryder System, Inc.	22,021	1,965,154
Schneider National, Inc. Class B	17,408	465,664
		2,430,818
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	121,198	9,150,449
Encompass Health Corp.	30,385	1,643,829
Enhabit, Inc. (b)	14,852	206,591
Premier, Inc. Class A	51,830	1,677,737
Quest Diagnostics, Inc.	52,000	7,356,960
		20,035,566
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT	23,524	454,719
Healthpeak Properties, Inc. REIT	64,790	1,423,436
Medical Properties Trust, Inc. REIT	157,937	1,298,242
Omega Healthcare Investors, Inc. REIT	103,888	2,847,570
		6,023,967
HOTELS, RESTAURANTS & LEISURE — 1.2%
Darden Restaurants, Inc.	47,950	7,439,922
Travel & Leisure Co.	36,868	1,445,226
Wendy's Co.	53,313	1,161,157
		10,046,305
HOUSEHOLD DURABLES — 2.7%
Garmin Ltd.	37,740	3,808,721
Leggett & Platt, Inc.	58,550	1,866,574
Lennar Corp. Class A	34,964	3,675,066
Lennar Corp. Class B	3,053	272,663
Newell Brands, Inc.	168,002	2,089,945
PulteGroup, Inc.	47,688	2,779,257
Tempur Sealy International, Inc.	58,219	2,299,068

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	35,803	$2,149,254
Whirlpool Corp.	24,444	3,227,097
		22,167,645
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	37,513	5,936,057
Kimberly-Clark Corp.	34,011	4,564,956
Reynolds Consumer Products, Inc.	19,403	533,583
Spectrum Brands Holdings, Inc.	3,162	209,388
		11,243,984
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	152,181	3,664,519
Brookfield Renewable Corp. Class A (a)	28,493	995,830
		4,660,349
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	6,052	1,000,517
First Industrial Realty Trust, Inc. REIT	22,601	1,202,373
		2,202,890
INSURANCE — 6.5%
Allstate Corp.	42,675	4,728,817
American Financial Group, Inc.	28,751	3,493,247
Assurant, Inc.	7,773	933,304
Assured Guaranty Ltd.	9,317	468,366
Axis Capital Holdings Ltd.	30,118	1,642,033
Cincinnati Financial Corp.	50,651	5,676,964
CNA Financial Corp.	6,610	257,988
Erie Indemnity Co. Class A	11,176	2,589,032
Everest Re Group Ltd.	11,907	4,262,944
F&G Annuities & Life, Inc.	8,029	145,485
Fidelity National Financial, Inc.	118,559	4,141,266
First American Financial Corp.	46,353	2,580,008
Hanover Insurance Group, Inc.	8,933	1,147,891
Hartford Financial Services Group, Inc.	39,884	2,779,516
Kemper Corp.	5,322	290,901
Lincoln National Corp.	27,621	620,644
Old Republic International Corp.	125,103	3,123,822
Primerica, Inc.	4,558	785,070
Principal Financial Group, Inc.	31,517	2,342,343
Prudential Financial, Inc.	32,110	2,656,781
Reinsurance Group of America, Inc.	10,491	1,392,785
Unum Group	55,826	2,208,477
Willis Towers Watson PLC	20,282	4,713,131
		52,980,815
IT SERVICES — 0.6%
Amdocs Ltd.	54,496	5,233,251
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	20,376	1,670,832
Hasbro, Inc.	35,283	1,894,344
Polaris, Inc.	25,037	2,769,844
		6,335,020
Security Description	Shares	Value
MACHINERY — 4.9%
Allison Transmission Holdings, Inc.	42,987	$1,944,732
Crane Holdings Co.	19,210	2,180,335
Cummins, Inc.	38,126	9,107,539
Donaldson Co., Inc.	32,651	2,133,416
Flowserve Corp.	32,487	1,104,558
Graco, Inc.	14,946	1,091,207
Lincoln Electric Holdings, Inc.	8,667	1,465,590
PACCAR, Inc.	104,361	7,639,225
Pentair PLC	42,207	2,332,781
Snap-on, Inc.	22,797	5,628,351
Stanley Black & Decker, Inc.	16,889	1,360,916
Timken Co.	20,901	1,708,030
Toro Co.	16,861	1,874,269
		39,570,949
MEDIA — 2.8%
Fox Corp. Class A	36,253	1,234,415
Fox Corp. Class B	20,380	638,098
Interpublic Group of Cos., Inc.	174,902	6,513,350
News Corp. Class A	33,425	577,250
News Corp. Class B	10,361	180,592
Nexstar Media Group, Inc.	9,512	1,642,342
Omnicom Group, Inc.	90,459	8,533,902
Paramount Global Class A	4,292	110,905
Paramount Global Class B	134,538	3,001,543
		22,432,397
METALS & MINING — 2.1%
Nucor Corp.	36,846	5,691,602
Reliance Steel & Aluminum Co.	18,682	4,796,417
Southern Copper Corp.	19,665	1,499,456
Steel Dynamics, Inc.	44,884	5,074,585
		17,062,060
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AGNC Investment Corp. REIT	201,830	2,034,446
Annaly Capital Management, Inc. REIT	172,134	3,289,481
Rithm Capital Corp. REIT	189,854	1,518,832
		6,842,759
MULTI-UTILITIES — 2.3%
Ameren Corp.	22,824	1,971,765
CMS Energy Corp.	51,135	3,138,666
Consolidated Edison, Inc.	34,916	3,340,414
DTE Energy Co.	47,467	5,199,535
NiSource, Inc.	89,539	2,503,511
WEC Energy Group, Inc.	25,292	2,397,429
		18,551,320
OFFICE REITs — 0.7%
Boston Properties, Inc. REIT	13,866	750,428
Cousins Properties, Inc. REIT	46,426	992,588
Douglas Emmett, Inc. REIT	18,773	231,471
Highwoods Properties, Inc. REIT	46,353	1,074,926

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	18,814	$125,113
Kilroy Realty Corp. REIT	51,840	1,679,616
SL Green Realty Corp. REIT	28,135	661,735
Vornado Realty Trust REIT	29,558	454,307
		5,970,184
OIL, GAS & CONSUMABLE FUELS — 8.1%
Antero Midstream Corp.	149,668	1,570,017
Chesapeake Energy Corp.	49,517	3,765,273
DT Midstream, Inc. (b)	31,740	1,567,004
Enviva, Inc. (a)	11,792	340,553
Kinder Morgan, Inc.	237,986	4,167,135
Marathon Petroleum Corp.	92,164	12,426,472
ONEOK, Inc.	149,497	9,499,039
Ovintiv, Inc.	29,805	1,075,364
Phillips 66	149,638	15,170,301
Valero Energy Corp.	94,662	13,214,815
Vitesse Energy, Inc.	10,561	200,976
Williams Cos., Inc.	102,451	3,059,187
		66,056,136
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	20,752	1,124,966
PHARMACEUTICALS — 1.1%
Organon & Co.	112,423	2,644,189
Perrigo Co. PLC	33,859	1,214,522
Viatris, Inc.	539,085	5,185,998
		9,044,709
PROFESSIONAL SERVICES — 1.3%
Booz Allen Hamilton Holding Corp.	17,249	1,598,810
Broadridge Financial Solutions, Inc.	11,852	1,737,148
ManpowerGroup, Inc.	23,408	1,931,862
Robert Half International, Inc.	37,014	2,982,218
Science Applications International Corp.	24,790	2,663,933
		10,913,971
RESIDENTIAL REITs — 1.1%
Apartment Income REIT Corp.	69,802	2,499,609
AvalonBay Communities, Inc. REIT	11,087	1,863,281
Equity LifeStyle Properties, Inc. REIT	14,216	954,320
Equity Residential REIT	44,528	2,671,680
Essex Property Trust, Inc. REIT	6,133	1,282,656
		9,271,546
RETAIL REITs — 2.0%
Brixmor Property Group, Inc. REIT	64,457	1,387,115
Federal Realty Investment Trust REIT	12,566	1,241,898
Kimco Realty Corp. REIT	109,618	2,140,840
National Retail Properties, Inc. REIT	43,622	1,925,911
Regency Centers Corp. REIT	23,790	1,455,472
Simon Property Group, Inc. REIT	60,685	6,794,899
Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	29,169	$1,162,093
		16,108,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Skyworks Solutions, Inc.	71,565	8,443,239
SOFTWARE — 0.6%
Dolby Laboratories, Inc. Class A	14,715	1,256,955
Gen Digital, Inc.	200,536	3,441,198
		4,698,153
SPECIALIZED REITs — 3.1%
CubeSmart REIT	32,409	1,497,944
EPR Properties REIT	10,972	418,033
Extra Space Storage, Inc. REIT	18,164	2,959,461
Gaming & Leisure Properties, Inc. REIT	80,441	4,187,759
Iron Mountain, Inc. REIT	41,621	2,202,167
Lamar Advertising Co. Class A REIT	34,815	3,477,670
Life Storage, Inc. REIT	11,551	1,514,221
National Storage Affiliates Trust REIT	12,780	533,948
Rayonier, Inc. REIT	24,208	805,158
VICI Properties, Inc. REIT	101,001	3,294,653
Weyerhaeuser Co. REIT	131,541	3,963,330
		24,854,344
SPECIALTY RETAIL — 3.6%
Advance Auto Parts, Inc.	26,991	3,282,375
Bath & Body Works, Inc.	86,498	3,164,097
Best Buy Co., Inc.	89,424	6,999,216
Dick's Sporting Goods, Inc.	24,705	3,505,392
Gap, Inc.	88,350	887,034
Penske Automotive Group, Inc.	12,079	1,712,923
Ross Stores, Inc.	30,129	3,197,591
Tractor Supply Co.	11,389	2,676,871
Williams-Sonoma, Inc.	30,971	3,767,932
		29,193,431
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Hewlett Packard Enterprise Co.	577,603	9,201,215
HP, Inc.	468,548	13,751,884
NetApp, Inc.	99,014	6,322,044
		29,275,143
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc. (a)	17,471	1,256,515
Columbia Sportswear Co.	10,529	950,137
Hanesbrands, Inc. (a)	155,877	819,913
Ralph Lauren Corp.	20,169	2,353,117
Tapestry, Inc.	117,444	5,063,011
VF Corp.	129,197	2,959,903
		13,402,596
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	22,622	890,628

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fastenal Co.	52,568	$2,835,518
MSC Industrial Direct Co., Inc. Class A	20,547	1,725,948
Watsco, Inc. (a)	14,578	4,638,136
		10,090,230
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	28,679	1,251,838
TOTAL COMMON STOCKS (Cost $812,455,077)		807,801,272
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	1,375,051	1,375,188
State Street Navigator Securities Lending Portfolio II (e) (f)	8,273,153	8,273,153
TOTAL SHORT-TERM INVESTMENTS (Cost $9,648,452)		9,648,341
TOTAL INVESTMENTS — 100.7% (Cost $822,103,529)		817,449,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(6,008,556)
NET ASSETS — 100.0%		$811,441,057

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	06/16/2023	$2,390,249	$2,482,650	$92,401

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$807,801,272	$—	$—	$807,801,272
Short-Term Investments	9,648,341	—	—	9,648,341
TOTAL INVESTMENTS	$817,449,613	$—	$—	$817,449,613
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$92,401	$—	$—	$92,401
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$817,542,014	$—	$—	$817,542,014
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	364,902	$364,865	$36,405,470	$35,395,277	$241	$(111)	1,375,051	$1,375,188	$48,930
State Street Navigator Securities Lending Portfolio II	6,810,858	6,810,858	93,612,904	92,150,609	—	—	8,273,153	8,273,153	18,723
Total		$7,175,723	$130,018,374	$127,545,886	$241	$(111)		$9,648,341	$67,653
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
AAR Corp. (a)	143	$7,801
Aerojet Rocketdyne Holdings, Inc. (a)	289	16,233
AeroVironment, Inc. (a)	68	6,233
Axon Enterprise, Inc. (a)	229	51,491
Boeing Co. (a)	1,152	244,719
Curtiss-Wright Corp.	147	25,910
General Dynamics Corp.	770	175,722
Hexcel Corp.	270	18,427
Howmet Aerospace, Inc.	1,330	56,352
Huntington Ingalls Industries, Inc.	135	27,948
Kaman Corp.	3	69
L3Harris Technologies, Inc.	458	89,878
Lockheed Martin Corp.	826	390,475
Mercury Systems, Inc. (a)	133	6,799
Moog, Inc. Class A	77	7,758
Northrop Grumman Corp.	549	253,484
Raytheon Technologies Corp.	4,747	464,874
Textron, Inc.	548	38,705
TransDigm Group, Inc.	144	106,135
Triumph Group, Inc. (a)	7	81
Woodward, Inc.	77	7,497
		1,996,591
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	221	21,961
Expeditors International of Washington, Inc.	297	32,706
FedEx Corp.	164	37,472
Forward Air Corp.	87	9,375
GXO Logistics, Inc. (a)	64	3,229
Hub Group, Inc. Class A (a)	92	7,723
United Parcel Service, Inc. Class B	1,218	236,280
		348,746
AUTOMOBILE COMPONENTS — 0.1%
Adient PLC (a)	173	7,086
American Axle & Manufacturing Holdings, Inc. (a)	56	437
Aptiv PLC (a)	134	15,033
BorgWarner, Inc.	480	23,573
Dana, Inc.	15	226
Dorman Products, Inc. (a)	47	4,054
Fox Factory Holding Corp. (a)	5	607
Gentex Corp.	387	10,848
Gentherm, Inc. (a)	41	2,477
Goodyear Tire & Rubber Co. (a)	79	871
LCI Industries	32	3,516
Lear Corp.	73	10,183
Patrick Industries, Inc.	22	1,514
Standard Motor Products, Inc.	29	1,070
Visteon Corp. (a)	102	15,997
XPEL, Inc. (a)	50	3,397
		100,889
Security Description	Shares	Value
AUTOMOBILES — 0.2%
Ford Motor Co.	1,161	$14,628
General Motors Co.	419	15,369
Harley-Davidson, Inc.	393	14,922
Tesla, Inc. (a)	265	54,977
Thor Industries, Inc. (b)	59	4,699
Winnebago Industries, Inc.	34	1,962
		106,557
BANKS — 2.7%
Ameris Bancorp	109	3,987
Associated Banc-Corp.	357	6,419
Axos Financial, Inc. (a)	64	2,363
Banc of California, Inc.	59	739
BancFirst Corp.	77	6,399
Bancorp, Inc. (a)	143	3,983
Bank of America Corp.	4,779	136,679
Bank of Hawaii Corp. (b)	90	4,687
Bank OZK	243	8,311
BankUnited, Inc.	184	4,155
Banner Corp.	119	6,470
Berkshire Hills Bancorp, Inc.	183	4,586
Brookline Bancorp, Inc.	189	1,984
Cadence Bank	351	7,287
Capitol Federal Financial, Inc.	41	276
Cathay General Bancorp	214	7,387
Central Pacific Financial Corp.	83	1,486
Citigroup, Inc.	1,321	61,942
Citizens Financial Group, Inc.	629	19,103
City Holding Co.	52	4,726
Columbia Banking System, Inc.	416	8,911
Comerica, Inc.	91	3,951
Commerce Bancshares, Inc.	341	19,897
Community Bank System, Inc.	99	5,197
Cullen/Frost Bankers, Inc.	142	14,958
Customers Bancorp, Inc. (a)	10	185
CVB Financial Corp.	449	7,489
Dime Community Bancshares, Inc.	76	1,727
Eagle Bancorp, Inc.	44	1,473
East West Bancorp, Inc.	182	10,101
FB Financial Corp.	58	1,803
Fifth Third Bancorp	739	19,687
First BanCorp (c)	595	6,795
First BanCorp (c)	75	2,664
First Commonwealth Financial Corp.	225	2,797
First Financial Bancorp	247	5,377
First Financial Bankshares, Inc.	89	2,839
First Hawaiian, Inc.	330	6,808
First Horizon Corp.	2,027	36,040
First Republic Bank (b)	126	1,763
FNB Corp.	1,107	12,841
Fulton Financial Corp.	471	6,509
Glacier Bancorp, Inc.	273	11,469
Hancock Whitney Corp.	254	9,246
Hanmi Financial Corp.	110	2,043
Heritage Financial Corp.	139	2,975

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hilltop Holdings, Inc.	15	$445
Home BancShares, Inc.	589	12,787
HomeStreet, Inc.	29	522
Hope Bancorp, Inc.	216	2,121
Huntington Bancshares, Inc.	3,169	35,493
Independent Bank Corp.	108	7,087
Independent Bank Group, Inc.	101	4,681
International Bancshares Corp.	149	6,380
JPMorgan Chase & Co.	5,473	713,187
KeyCorp	637	7,975
Lakeland Financial Corp.	69	4,322
M&T Bank Corp.	287	34,317
National Bank Holdings Corp. Class A	63	2,108
NBT Bancorp, Inc.	151	5,090
New York Community Bancorp, Inc. (b)	799	7,223
Northfield Bancorp, Inc.	89	1,048
Northwest Bancshares, Inc.	349	4,198
OFG Bancorp	155	3,866
Old National Bancorp	869	12,531
Pacific Premier Bancorp, Inc.	137	3,291
PacWest Bancorp	13	126
Park National Corp. (b)	52	6,166
Pathward Financial, Inc.	9	373
Pinnacle Financial Partners, Inc.	152	8,384
PNC Financial Services Group, Inc.	510	64,821
Preferred Bank	26	1,425
Prosperity Bancshares, Inc.	245	15,072
Provident Financial Services, Inc.	140	2,685
Regions Financial Corp.	2,055	38,141
Renasant Corp.	102	3,119
S&T Bancorp, Inc.	76	2,390
Seacoast Banking Corp. of Florida	213	5,048
ServisFirst Bancshares, Inc.	70	3,824
Simmons First National Corp. Class A	141	2,466
Southside Bancshares, Inc.	93	3,088
Stellar Bancorp, Inc.	119	2,929
Synovus Financial Corp.	260	8,016
Texas Capital Bancshares, Inc. (a)	146	7,148
Tompkins Financial Corp.	19	1,258
Triumph Financial, Inc. (a)	33	1,916
Truist Financial Corp.	910	31,031
TrustCo Bank Corp. NY	30	958
Trustmark Corp.	197	4,866
U.S. Bancorp	1,720	62,006
UMB Financial Corp.	95	5,483
United Bankshares, Inc.	387	13,622
United Community Banks, Inc.	299	8,408
Valley National Bancorp	842	7,780
Veritex Holdings, Inc.	87	1,589
Washington Federal, Inc.	136	4,096
Webster Financial Corp.	350	13,797
Wells Fargo & Co.	4,844	181,069
Westamerica BanCorp	87	3,854
Security Description	Shares	Value
Wintrust Financial Corp.	92	$6,711
WSFS Financial Corp.	144	5,416
Zions Bancorp NA	97	2,903
		1,899,170
BEVERAGES — 2.6%
Boston Beer Co., Inc. Class A (a) (b)	16	5,259
Brown-Forman Corp. Class B	412	26,479
Celsius Holdings, Inc. (a) (b)	161	14,963
Coca-Cola Co.	11,849	734,993
Coca-Cola Consolidated, Inc.	9	4,816
Constellation Brands, Inc. Class A	395	89,227
Keurig Dr Pepper, Inc.	1,744	61,528
MGP Ingredients, Inc. (b)	62	5,997
Molson Coors Beverage Co. Class B	602	31,111
Monster Beverage Corp. (a)	2,460	132,865
National Beverage Corp. (a)	74	3,901
PepsiCo, Inc.	3,906	712,064
		1,823,203
BIOTECHNOLOGY — 4.1%
AbbVie, Inc.	6,079	968,810
Amgen, Inc.	1,825	441,194
Anika Therapeutics, Inc. (a)	5	144
Arcus Biosciences, Inc. (a)	104	1,897
Arrowhead Pharmaceuticals, Inc. (a)	137	3,480
Avid Bioservices, Inc. (a)	54	1,013
Biogen, Inc. (a)	493	137,069
Catalyst Pharmaceuticals, Inc. (a)	351	5,819
Coherus Biosciences, Inc. (a)	7	48
Cytokinetics, Inc. (a)	311	10,944
Dynavax Technologies Corp. (a)	33	324
Eagle Pharmaceuticals, Inc. (a)	19	539
Emergent BioSolutions, Inc. (a)	5	52
Enanta Pharmaceuticals, Inc. (a)	34	1,375
Exelixis, Inc. (a)	463	8,987
Gilead Sciences, Inc.	4,541	376,767
Halozyme Therapeutics, Inc. (a)	514	19,630
Incyte Corp. (a)	549	39,676
Ironwood Pharmaceuticals, Inc. (a)	305	3,208
Moderna, Inc. (a)	937	143,904
Myriad Genetics, Inc. (a)	75	1,742
Neurocrine Biosciences, Inc. (a)	367	37,148
Regeneron Pharmaceuticals, Inc. (a)	366	300,731
REGENXBIO, Inc. (a)	4	76
uniQure NV (a)	150	3,021
United Therapeutics Corp. (a)	152	34,042
Vanda Pharmaceuticals, Inc. (a)	37	251
Vericel Corp. (a)	15	440
Vertex Pharmaceuticals, Inc. (a)	876	276,001
Xencor, Inc. (a)	117	3,263
		2,821,595

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
BROADLINE RETAIL — 0.2%
Amazon.com, Inc. (a)	870	$89,862
Big Lots, Inc.	4	44
eBay, Inc.	260	11,536
Etsy, Inc. (a)	137	15,252
Kohl's Corp.	36	848
Macy's, Inc.	396	6,926
Nordstrom, Inc.	11	179
Ollie's Bargain Outlet Holdings, Inc. (a)	96	5,562
		130,209
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	110	7,606
AAON, Inc.	141	13,633
Allegion PLC	157	16,757
American Woodmark Corp. (a)	2	104
Apogee Enterprises, Inc.	62	2,682
AZZ, Inc.	24	990
Builders FirstSource, Inc. (a)	305	27,078
Carlisle Cos., Inc.	147	33,232
Carrier Global Corp.	1,391	63,638
Fortune Brands Innovations, Inc.	89	5,227
Griffon Corp.	183	5,858
Insteel Industries, Inc.	23	640
Johnson Controls International PLC	1,282	77,202
Lennox International, Inc.	47	11,810
Masco Corp.	199	9,894
Masterbrand, Inc. (a)	14	113
Owens Corning	192	18,394
PGT Innovations, Inc. (a)	203	5,097
Quanex Building Products Corp.	46	990
Resideo Technologies, Inc. (a)	236	4,314
Simpson Manufacturing Co., Inc.	76	8,333
Trane Technologies PLC	562	103,397
Trex Co., Inc. (a)	12	584
UFP Industries, Inc.	120	9,536
		427,109
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	113	16,093
Ameriprise Financial, Inc.	280	85,820
Avantax, Inc. (a)	194	5,106
B Riley Financial, Inc. (b)	61	1,732
Bank of New York Mellon Corp.	935	42,486
BlackRock, Inc.	250	167,280
Brightsphere Investment Group, Inc.	133	3,136
Cboe Global Markets, Inc.	321	43,091
Charles Schwab Corp.	3,432	179,768
CME Group, Inc.	390	74,693
Donnelley Financial Solutions, Inc. (a)	107	4,372
Evercore, Inc. Class A	64	7,384
FactSet Research Systems, Inc.	79	32,792
Federated Hermes, Inc.	260	10,436
Franklin Resources, Inc.	447	12,042
Security Description	Shares	Value
Goldman Sachs Group, Inc.	830	$271,501
Interactive Brokers Group, Inc. Class A	312	25,759
Intercontinental Exchange, Inc.	820	85,518
Invesco Ltd.	669	10,972
Janus Henderson Group PLC	14	373
Jefferies Financial Group, Inc.	413	13,109
MarketAxess Holdings, Inc.	57	22,303
Moody's Corp.	229	70,079
Morgan Stanley	1,937	170,069
MSCI, Inc.	135	75,558
Nasdaq, Inc.	895	48,930
Northern Trust Corp.	260	22,914
Piper Sandler Cos.	14	1,940
Raymond James Financial, Inc.	508	47,381
S&P Global, Inc.	488	168,248
SEI Investments Co.	251	14,445
State Street Corp. (d)	540	40,873
Stifel Financial Corp.	164	9,691
StoneX Group, Inc. (a)	64	6,626
T Rowe Price Group, Inc.	151	17,048
Virtus Investment Partners, Inc.	4	761
WisdomTree, Inc.	36	211
		1,810,540
CHEMICALS — 2.3%
AdvanSix, Inc.	21	804
Air Products & Chemicals, Inc.	667	191,569
Albemarle Corp.	287	63,438
American Vanguard Corp.	35	766
Ashland, Inc.	162	16,639
Avient Corp.	96	3,951
Balchem Corp.	53	6,703
Cabot Corp.	187	14,332
Celanese Corp.	27	2,940
CF Industries Holdings, Inc.	736	53,353
Chemours Co.	421	12,605
Corteva, Inc.	2,446	147,518
Dow, Inc.	1,168	64,030
DuPont de Nemours, Inc.	855	61,363
Eastman Chemical Co.	131	11,048
Ecolab, Inc.	313	51,811
FMC Corp.	408	49,829
Hawkins, Inc.	64	2,802
HB Fuller Co.	117	8,009
Ingevity Corp. (a)	102	7,295
Innospec, Inc.	74	7,597
International Flavors & Fragrances, Inc.	375	34,485
Koppers Holdings, Inc.	3	105
Linde PLC	1,306	464,205
Livent Corp. (a) (b)	266	5,777
LyondellBasell Industries NV Class A	558	52,391
Mativ Holdings, Inc.	21	451
Minerals Technologies, Inc.	4	242
Mosaic Co.	1,034	47,440

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
NewMarket Corp.	17	$6,205
Olin Corp.	360	19,980
PPG Industries, Inc.	348	46,486
Quaker Chemical Corp. (b)	6	1,188
Rayonier Advanced Materials, Inc. (a)	5	31
RPM International, Inc.	384	33,500
Scotts Miracle-Gro Co.	12	837
Sensient Technologies Corp.	93	7,120
Sherwin-Williams Co.	349	78,445
Stepan Co.	41	4,224
Trinseo PLC	40	834
Valvoline, Inc.	431	15,059
Westlake Corp.	100	11,598
		1,609,005
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	152	6,831
Brady Corp. Class A	93	4,997
Brink's Co.	67	4,476
Cintas Corp.	278	128,625
Clean Harbors, Inc. (a)	173	24,663
Copart, Inc. (a)	878	66,034
CoreCivic, Inc. REIT (a)	396	3,643
Deluxe Corp.	13	208
GEO Group, Inc. (a)	344	2,714
Harsco Corp. (a)	21	143
Healthcare Services Group, Inc.	80	1,110
HNI Corp.	140	3,898
Interface, Inc.	55	447
KAR Auction Services, Inc. (a)	286	3,912
Liquidity Services, Inc. (a)	22	290
Matthews International Corp. Class A	40	1,442
MillerKnoll, Inc.	20	409
MSA Safety, Inc.	102	13,617
Pitney Bowes, Inc.	17	66
Republic Services, Inc.	544	73,560
Rollins, Inc.	831	31,187
Stericycle, Inc. (a)	137	5,974
Tetra Tech, Inc.	148	21,743
UniFirst Corp.	29	5,111
Viad Corp. (a)	24	500
Waste Management, Inc.	1,059	172,797
		578,397
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN Holdings, Inc.	261	4,139
Arista Networks, Inc. (a)	555	93,162
Calix, Inc. (a)	169	9,057
Ciena Corp. (a)	216	11,344
Cisco Systems, Inc.	6,821	356,568
Clearfield, Inc. (a)	43	2,003
Comtech Telecommunications Corp.	19	237
Digi International, Inc. (a)	144	4,850
Extreme Networks, Inc. (a)	481	9,197
Security Description	Shares	Value
F5, Inc. (a)	39	$5,682
Harmonic, Inc. (a)	431	6,288
Juniper Networks, Inc.	668	22,993
Lumentum Holdings, Inc. (a)	8	432
Motorola Solutions, Inc.	510	145,926
NetScout Systems, Inc. (a)	288	8,251
Viasat, Inc. (a) (b)	19	643
Viavi Solutions, Inc. (a)	66	715
		681,487
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	476	40,136
Arcosa, Inc.	162	10,224
Comfort Systems USA, Inc.	107	15,618
Dycom Industries, Inc. (a)	102	9,552
EMCOR Group, Inc.	174	28,291
Fluor Corp. (a)	553	17,093
Granite Construction, Inc.	84	3,451
MasTec, Inc. (a)	141	13,316
MDU Resources Group, Inc.	486	14,813
MYR Group, Inc. (a)	40	5,040
Quanta Services, Inc.	515	85,820
Valmont Industries, Inc.	82	26,181
		269,535
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	61	8,952
Martin Marietta Materials, Inc.	112	39,767
Vulcan Materials Co.	265	45,463
		94,182
CONSUMER FINANCE — 2.5%
American Express Co.	872	143,836
Bread Financial Holdings, Inc.	5	152
Capital One Financial Corp.	110	10,578
Chefs' Warehouse, Inc. (a)	88	2,996
Costco Wholesale Corp.	823	408,924
Discover Financial Services	400	39,536
Dollar General Corp.	758	159,529
Dollar Tree, Inc. (a)	636	91,298
Encore Capital Group, Inc. (a)	78	3,935
Enova International, Inc. (a)	56	2,488
FirstCash Holdings, Inc.	138	13,161
Green Dot Corp. Class A (a)	6	103
Kroger Co.	1,721	84,966
LendingTree, Inc. (a)	5	133
Navient Corp.	219	3,502
PRA Group, Inc. (a)	27	1,052
PROG Holdings, Inc. (a)	12	285
SLM Corp.	468	5,799
Synchrony Financial	573	16,663
Sysco Corp.	1,241	95,842
Target Corp.	222	36,770
World Acceptance Corp. (a)	21	1,749
Walgreens Boots Alliance, Inc.	915	31,641
Walmart, Inc.	3,729	549,841
		1,704,779

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	60	$2,479
BJ's Wholesale Club Holdings, Inc. (a)	456	34,688
Casey's General Stores, Inc.	117	25,326
Grocery Outlet Holding Corp. (a)	298	8,421
Performance Food Group Co. (a)	562	33,911
PriceSmart, Inc.	20	1,430
SpartanNash Co.	94	2,331
Sprouts Farmers Market, Inc. (a)	377	13,206
United Natural Foods, Inc. (a)	96	2,530
		124,322
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	4,058	46,180
AptarGroup, Inc.	111	13,119
Avery Dennison Corp.	149	26,661
Ball Corp.	91	5,015
Greif, Inc. Class A	60	3,802
International Paper Co.	307	11,070
Myers Industries, Inc.	175	3,750
O-I Glass, Inc. (a)	565	12,831
Packaging Corp. of America	154	21,380
Sealed Air Corp.	102	4,683
Silgan Holdings, Inc.	249	13,364
Sonoco Products Co.	289	17,629
Westrock Co.	323	9,842
		189,326
DISTRIBUTORS — 0.2%
Genuine Parts Co.	501	83,822
LKQ Corp.	573	32,524
Pool Corp.	12	4,109
		120,455
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	110	4,248
Graham Holdings Co. Class B	10	5,958
Grand Canyon Education, Inc. (a)	86	9,796
H&R Block, Inc.	569	20,057
Perdoceo Education Corp. (a)	77	1,034
Service Corp. International	497	34,184
Strategic Education, Inc.	57	5,120
Stride, Inc. (a)	142	5,574
		85,971
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	76	1,437
American Assets Trust, Inc. REIT	126	2,342
Armada Hoffler Properties, Inc. REIT	50	591
Essential Properties Realty Trust, Inc. REIT	294	7,306
Global Net Lease, Inc. REIT	105	1,350
iStar, Inc. REIT (a) (b)	75	2,202
		15,228
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	17,420	$335,335
ATN International, Inc.	2	82
Cogent Communications Holdings, Inc.	107	6,818
Consolidated Communications Holdings, Inc. (a)	79	204
Frontier Communications Parent, Inc. (a)	459	10,452
Iridium Communications, Inc.	481	29,788
Lumen Technologies, Inc. (b)	636	1,685
Verizon Communications, Inc.	4,517	175,666
		560,030
ELECTRIC UTILITIES — 2.7%
ALLETE, Inc.	163	10,492
Alliant Energy Corp.	513	27,394
American Electric Power Co., Inc.	1,564	142,308
Constellation Energy Corp.	1,222	95,927
Duke Energy Corp.	1,884	181,750
Edison International	1,057	74,614
Entergy Corp.	538	57,964
Evergy, Inc.	609	37,222
Eversource Energy	785	61,434
Exelon Corp.	3,025	126,717
FirstEnergy Corp.	1,435	57,486
Hawaiian Electric Industries, Inc.	251	9,638
IDACORP, Inc.	135	14,625
NextEra Energy, Inc.	6,020	464,022
NRG Energy, Inc.	340	11,659
OGE Energy Corp.	640	24,102
PG&E Corp. (a)	5,825	94,190
Pinnacle West Capital Corp.	355	28,130
PNM Resources, Inc.	226	11,002
Portland General Electric Co.	236	11,538
PPL Corp.	1,759	48,883
Southern Co.	3,086	214,724
Xcel Energy, Inc.	1,448	97,653
		1,903,474
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	62	11,329
AMETEK, Inc.	606	88,070
Eaton Corp. PLC	971	166,371
Emerson Electric Co.	1,627	141,777
Encore Wire Corp.	72	13,344
EnerSys	64	5,560
Generac Holdings, Inc. (a)	6	648
Hubbell, Inc.	188	45,742
nVent Electric PLC	448	19,237
Regal Rexnord Corp.	70	9,851
Rockwell Automation, Inc.	215	63,092
SunPower Corp. (a) (b)	261	3,612
Sunrun, Inc. (a)	436	8,786
Vicor Corp. (a)	7	329
		577,748

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	74	$7,252
Amphenol Corp. Class A	1,308	106,890
Arrow Electronics, Inc. (a)	102	12,737
Avnet, Inc.	276	12,475
Badger Meter, Inc.	74	9,015
Belden, Inc.	162	14,057
Benchmark Electronics, Inc.	46	1,090
CDW Corp.	270	52,620
Cognex Corp.	118	5,847
Coherent Corp. (a)	83	3,161
Corning, Inc.	966	34,081
CTS Corp.	92	4,550
ePlus, Inc. (a)	87	4,267
Fabrinet (a)	108	12,826
FARO Technologies, Inc. (a)	12	295
Insight Enterprises, Inc. (a)	100	14,296
IPG Photonics Corp. (a)	4	493
Itron, Inc. (a)	23	1,275
Jabil, Inc.	408	35,969
Keysight Technologies, Inc. (a)	435	70,244
Knowles Corp. (a)	74	1,258
Littelfuse, Inc.	36	9,651
Methode Electronics, Inc.	89	3,905
National Instruments Corp.	315	16,509
Novanta, Inc. (a)	80	12,727
OSI Systems, Inc. (a)	22	2,252
Plexus Corp. (a)	88	8,586
Rogers Corp. (a)	2	327
Sanmina Corp. (a)	174	10,612
ScanSource, Inc. (a)	84	2,557
TD SYNNEX Corp.	74	7,162
TE Connectivity Ltd.	466	61,116
Teledyne Technologies, Inc. (a)	98	43,841
Trimble, Inc. (a)	118	6,186
TTM Technologies, Inc. (a)	348	4,695
Vishay Intertechnology, Inc.	358	8,098
Vontier Corp.	18	492
Zebra Technologies Corp. Class A (a)	16	5,088
		608,502
ENERGY EQUIPMENT & SERVICES — 0.8%
Archrock, Inc.	458	4,475
Baker Hughes Co.	3,031	87,475
Bristow Group, Inc. (a)	7	157
ChampionX Corp.	720	19,533
Core Laboratories NV	5	110
DMC Global, Inc. (a)	6	132
Dril-Quip, Inc. (a)	4	115
Halliburton Co.	3,281	103,811
Helix Energy Solutions Group, Inc. (a)	330	2,554
Helmerich & Payne, Inc.	387	13,835
Nabors Industries Ltd. (a)	32	3,901
NOV, Inc.	1,400	25,914
Security Description	Shares	Value
Oceaneering International, Inc. (a)	201	$3,544
Oil States International, Inc. (a)	6	50
Patterson-UTI Energy, Inc.	793	9,278
ProPetro Holding Corp. (a)	332	2,387
RPC, Inc.	401	3,084
Schlumberger NV	5,130	251,883
U.S. Silica Holdings, Inc. (a)	273	3,259
		535,497
ENTERTAINMENT — 0.5%
Activision Blizzard, Inc.	1,604	137,286
Cinemark Holdings, Inc. (a) (b)	245	3,623
Electronic Arts, Inc.	540	65,043
Live Nation Entertainment, Inc. (a)	42	2,940
Marcus Corp.	23	368
Netflix, Inc. (a)	220	76,006
Take-Two Interactive Software, Inc. (a)	80	9,544
Walt Disney Co. (a)	522	52,268
Warner Bros Discovery, Inc. (a)	202	3,050
World Wrestling Entertainment, Inc. Class A (b)	145	13,233
		363,361
FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	4,078	1,259,164
Essent Group Ltd.	168	6,729
Euronet Worldwide, Inc. (a)	34	3,805
EVERTEC, Inc.	73	2,464
Fidelity National Information Services, Inc.	176	9,562
Fiserv, Inc. (a)	1,304	147,391
FleetCor Technologies, Inc. (a)	93	19,609
Global Payments, Inc.	134	14,102
Jack Henry & Associates, Inc.	208	31,350
Mastercard, Inc. Class A	1,576	572,734
MGIC Investment Corp.	593	7,958
Mr Cooper Group, Inc. (a)	224	9,177
NMI Holdings, Inc. Class A (a)	194	4,332
Payoneer Global, Inc. (a)	529	3,322
PayPal Holdings, Inc. (a)	111	8,430
Visa, Inc. Class A	3,033	683,820
Voya Financial, Inc.	196	14,006
Walker & Dunlop, Inc.	19	1,447
Western Union Co.	628	7,002
WEX, Inc. (a)	89	16,366
		2,822,770
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,954	155,656
B&G Foods, Inc.	141	2,190
Calavo Growers, Inc.	6	173
Cal-Maine Foods, Inc.	123	7,489
Campbell Soup Co.	714	39,256
Conagra Brands, Inc.	1,529	57,429
Darling Ingredients, Inc. (a)	360	21,024

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Flowers Foods, Inc.	637	$17,460
Fresh Del Monte Produce, Inc.	27	813
General Mills, Inc.	2,126	181,688
Hain Celestial Group, Inc. (a)	25	429
Hershey Co.	518	131,784
Hormel Foods Corp.	651	25,962
Hostess Brands, Inc. (a)	457	11,370
Ingredion, Inc.	198	20,143
J & J Snack Foods Corp.	35	5,188
J.M. Smucker Co.	346	54,450
John B Sanfilippo & Son, Inc.	10	969
Kellogg Co.	830	55,577
Kraft Heinz Co.	2,724	105,337
Lamb Weston Holdings, Inc.	536	56,023
Lancaster Colony Corp.	70	14,202
McCormick & Co., Inc.	368	30,621
Mondelez International, Inc. Class A	3,350	233,562
Pilgrim's Pride Corp. (a)	126	2,921
Post Holdings, Inc. (a)	181	16,266
Seneca Foods Corp. Class A (a)	15	784
Simply Good Foods Co. (a)	257	10,221
Tootsie Roll Industries, Inc.	62	2,784
TreeHouse Foods, Inc. (a)	180	9,077
Tyson Foods, Inc. Class A	144	8,542
		1,279,390
GAS UTILITIES — 0.2%
Atmos Energy Corp.	395	44,382
Chesapeake Utilities Corp.	46	5,888
National Fuel Gas Co.	322	18,592
New Jersey Resources Corp.	306	16,279
Northwest Natural Holding Co.	99	4,708
ONE Gas, Inc.	163	12,915
Southwest Gas Holdings, Inc.	127	7,931
Spire, Inc.	157	11,012
UGI Corp.	327	11,367
		133,074
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	45	4,159
Avis Budget Group, Inc. (a)	60	11,688
CSX Corp.	3,906	116,946
Heartland Express, Inc.	23	366
J.B. Hunt Transport Services, Inc.	161	28,249
Knight-Swift Transportation Holdings, Inc.	341	19,294
Landstar System, Inc.	85	15,237
Marten Transport Ltd.	225	4,714
Norfolk Southern Corp.	428	90,736
Old Dominion Freight Line, Inc.	183	62,374
RXO, Inc. (a)	47	923
Ryder System, Inc.	173	15,438
Saia, Inc. (a)	14	3,809
Union Pacific Corp.	1,023	205,889
Werner Enterprises, Inc.	103	4,685
Security Description	Shares	Value
XPO, Inc. (a)	170	$5,423
		589,930
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	2,919	295,578
Align Technology, Inc. (a)	8	2,673
AngioDynamics, Inc. (a)	97	1,003
Artivion, Inc. (a)	4	52
Avanos Medical, Inc. (a)	5	149
Baxter International, Inc.	146	5,922
Becton Dickinson & Co.	756	187,140
Boston Scientific Corp. (a)	4,338	217,030
Cardiovascular Systems, Inc. (a)	4	79
CONMED Corp.	35	3,635
Cooper Cos., Inc.	71	26,508
Cutera, Inc. (a) (b)	83	1,960
DENTSPLY SIRONA, Inc.	19	746
Dexcom, Inc. (a)	1,095	127,217
Edwards Lifesciences Corp. (a)	305	25,233
Embecta Corp.	18	506
Enovis Corp. (a)	17	909
Envista Holdings Corp. (a)	308	12,591
GE HealthCare Technologies, Inc. (a)	605	49,628
Glaukos Corp. (a)	70	3,507
Globus Medical, Inc. Class A (a)	233	13,197
Haemonetics Corp. (a)	197	16,302
Heska Corp. (a)	8	781
Hologic, Inc. (a)	710	57,297
ICU Medical, Inc. (a) (b)	24	3,959
IDEXX Laboratories, Inc. (a)	121	60,510
Inari Medical, Inc. (a)	86	5,310
Inogen, Inc. (a)	2	25
Integer Holdings Corp. (a)	34	2,635
Integra LifeSciences Holdings Corp. (a)	121	6,947
Intuitive Surgical, Inc. (a)	725	185,216
Lantheus Holdings, Inc. (a)	230	18,989
LeMaitre Vascular, Inc.	10	515
LivaNova PLC (a)	57	2,484
Masimo Corp. (a)	6	1,107
Medtronic PLC	1,430	115,287
Merit Medical Systems, Inc. (a)	206	15,234
Neogen Corp. (a)	194	3,593
NuVasive, Inc. (a)	96	3,966
Omnicell, Inc. (a)	19	1,115
OraSure Technologies, Inc. (a)	8	48
Orthofix Medical, Inc. (a)	23	385
Penumbra, Inc. (a)	86	23,967
QuidelOrtho Corp. (a)	78	6,949
ResMed, Inc.	274	60,003
Shockwave Medical, Inc. (a)	135	29,272
STAAR Surgical Co. (a)	5	320
STERIS PLC	144	27,544
Stryker Corp.	825	235,513
Tandem Diabetes Care, Inc. (a)	6	244
Teleflex, Inc.	67	16,972

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Varex Imaging Corp. (a)	21	$382
Zimmer Biomet Holdings, Inc.	634	81,913
		1,960,047
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	321	23,192
AdaptHealth Corp. (a)	253	3,145
Addus HomeCare Corp. (a)	46	4,911
Amedisys, Inc. (a)	4	294
AmerisourceBergen Corp.	543	86,940
AMN Healthcare Services, Inc. (a)	140	11,614
Apollo Medical Holdings, Inc. (a)	4	146
Cardinal Health, Inc.	1,015	76,632
Centene Corp. (a)	1,608	101,642
Chemed Corp.	46	24,736
Cigna Group	1,144	292,326
Community Health Systems, Inc. (a)	144	706
CorVel Corp. (a)	15	2,854
Cross Country Healthcare, Inc. (a)	133	2,969
CVS Health Corp.	2,180	161,996
DaVita, Inc. (a)	62	5,029
Elevance Health, Inc.	770	354,054
Encompass Health Corp.	344	18,610
Enhabit, Inc. (a)	5	69
Ensign Group, Inc.	203	19,395
Fulgent Genetics, Inc. (a) (b)	2	62
HCA Healthcare, Inc.	517	136,323
HealthEquity, Inc. (a)	250	14,677
Henry Schein, Inc. (a)	387	31,556
Humana, Inc.	460	223,312
Laboratory Corp. of America Holdings	145	33,266
McKesson Corp.	524	186,570
ModivCare, Inc. (a)	9	757
Molina Healthcare, Inc. (a)	193	51,626
NeoGenomics, Inc. (a)	13	226
Option Care Health, Inc. (a)	604	19,189
Owens & Minor, Inc. (a)	34	495
Patterson Cos., Inc.	216	5,782
Pediatrix Medical Group, Inc. (a)	23	343
Progyny, Inc. (a)	47	1,510
Quest Diagnostics, Inc.	387	54,753
R1 RCM, Inc. (a)	305	4,575
RadNet, Inc. (a)	59	1,477
Select Medical Holdings Corp.	314	8,117
Tenet Healthcare Corp. (a)	53	3,149
U.S. Physical Therapy, Inc.	31	3,035
UnitedHealth Group, Inc.	3,025	1,429,585
Universal Health Services, Inc. Class B	193	24,530
		3,426,175
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	115	2,252
Community Healthcare Trust, Inc. REIT	8	293
Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	263	$5,084
Healthpeak Properties, Inc. REIT	486	10,677
LTC Properties, Inc. REIT	111	3,899
Medical Properties Trust, Inc. REIT (b)	173	1,422
Omega Healthcare Investors, Inc. REIT	526	14,418
Physicians Realty Trust REIT	514	7,674
Sabra Health Care REIT, Inc.	683	7,855
Universal Health Realty Income Trust REIT	22	1,058
Ventas, Inc. REIT	623	27,007
Welltower, Inc. REIT	599	42,942
		124,581
HEALTH CARE TECHNOLOGY — 0.0% (e)
Computer Programs & Systems, Inc. (a)	29	876
NextGen Healthcare, Inc. (a)	202	3,517
Simulations Plus, Inc.	60	2,636
Veradigm, Inc. (a)	404	5,272
		12,301
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	110	1,154
DiamondRock Hospitality Co. REIT	581	4,724
Host Hotels & Resorts, Inc. REIT	1,469	24,224
Park Hotels & Resorts, Inc. REIT	204	2,521
Pebblebrook Hotel Trust REIT (b)	163	2,289
Service Properties Trust REIT	17	169
Summit Hotel Properties, Inc. REIT	170	1,190
Sunstone Hotel Investors, Inc. REIT	347	3,428
Xenia Hotels & Resorts, Inc. REIT	144	1,885
		41,584
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc. (a)	3	87
Bloomin' Brands, Inc.	196	5,027
Booking Holdings, Inc. (a)	57	151,187
Boyd Gaming Corp.	154	9,874
Brinker International, Inc. (a)	35	1,330
Caesars Entertainment, Inc. (a)	62	3,026
Carnival Corp. (a) (b)	75	761
Cheesecake Factory, Inc. (b)	5	175
Chipotle Mexican Grill, Inc. (a)	57	97,373
Choice Hotels International, Inc. (b)	60	7,031
Churchill Downs, Inc.	80	20,564
Chuy's Holdings, Inc. (a)	2	72
Cracker Barrel Old Country Store, Inc. (b)	8	909
Darden Restaurants, Inc.	294	45,617
Dave & Buster's Entertainment, Inc. (a)	141	5,187
Dine Brands Global, Inc.	12	812
Domino's Pizza, Inc.	38	12,535
Expedia Group, Inc. (a)	42	4,075
Golden Entertainment, Inc. (a)	74	3,220

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	450	$63,391
Jack in the Box, Inc.	40	3,504
Las Vegas Sands Corp. (a)	973	55,899
Light & Wonder, Inc. Class A (a)	227	13,631
Marriott International, Inc. Class A	550	91,322
Marriott Vacations Worldwide Corp.	62	8,361
McDonald's Corp.	1,937	541,605
MGM Resorts International	405	17,990
Monarch Casino & Resort, Inc.	30	2,225
Norwegian Cruise Line Holdings Ltd. (a)	35	471
Papa John's International, Inc.	10	749
Penn Entertainment, Inc. (a) (b)	17	504
Royal Caribbean Cruises Ltd. (a)	19	1,241
Ruth's Hospitality Group, Inc.	59	969
Sabre Corp. (a) (b)	30	129
Shake Shack, Inc. Class A (a)	4	222
Six Flags Entertainment Corp. (a)	98	2,618
Starbucks Corp.	3,033	315,826
Texas Roadhouse, Inc.	197	21,288
Travel & Leisure Co.	59	2,313
Wendy's Co.	375	8,168
Wingstop, Inc.	48	8,812
Wyndham Hotels & Resorts, Inc.	130	8,820
Wynn Resorts Ltd. (a)	230	25,739
Yum! Brands, Inc.	745	98,400
		1,663,059
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	19	6,037
Century Communities, Inc.	3	192
DR Horton, Inc.	764	74,635
Ethan Allen Interiors, Inc. (b)	66	1,812
Garmin Ltd.	165	16,652
Helen of Troy Ltd. (a)	13	1,237
Installed Building Products, Inc.	21	2,395
iRobot Corp. (a)	3	131
KB Home	59	2,371
La-Z-Boy, Inc.	5	145
Leggett & Platt, Inc.	208	6,631
Lennar Corp. Class A	522	54,868
LGI Homes, Inc. (a)	2	228
M/I Homes, Inc. (a)	56	3,533
MDC Holdings, Inc.	6	233
Meritage Homes Corp.	66	7,706
Mohawk Industries, Inc. (a)	6	601
Newell Brands, Inc.	305	3,794
NVR, Inc. (a)	5	27,861
PulteGroup, Inc.	377	21,972
Taylor Morrison Home Corp. (a)	184	7,040
Tempur Sealy International, Inc.	284	11,215
Toll Brothers, Inc.	171	10,265
TopBuild Corp. (a)	17	3,538
Tri Pointe Homes, Inc. (a)	30	760
Whirlpool Corp.	36	4,753
		270,605
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. Class A (a)	50	$1,953
Church & Dwight Co., Inc.	308	27,230
Clorox Co.	182	28,800
Colgate-Palmolive Co.	1,879	141,207
Energizer Holdings, Inc.	81	2,811
Kimberly-Clark Corp.	890	119,456
Procter & Gamble Co.	5,326	791,923
WD-40 Co. (b)	22	3,917
		1,117,297
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,419	58,249
Ormat Technologies, Inc.	158	13,394
		71,643
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	486	51,083
General Electric Co.	1,812	173,227
Honeywell International, Inc.	1,905	364,084
		588,394
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	63	10,415
First Industrial Realty Trust, Inc. REIT	205	10,906
Innovative Industrial Properties, Inc. REIT (b)	3	228
LXP Industrial Trust REIT	392	4,041
Prologis, Inc. REIT	627	78,231
Rexford Industrial Realty, Inc. REIT	204	12,169
Star Holdings (a)	46	800
		116,790
INSURANCE — 3.7%
Aflac, Inc.	1,825	117,749
Allstate Corp.	852	94,410
American Equity Investment Life Holding Co.	260	9,487
American Financial Group, Inc.	222	26,973
American International Group, Inc.	2,254	113,511
AMERISAFE, Inc.	62	3,035
Aon PLC Class A	629	198,317
Arch Capital Group Ltd. (a)	1,337	90,742
Arthur J Gallagher & Co.	720	137,743
Assurant, Inc.	78	9,365
Assured Guaranty Ltd.	205	10,305
Brighthouse Financial, Inc. (a)	180	7,940
Brown & Brown, Inc.	388	22,279
Chubb Ltd.	1,339	260,007
Cincinnati Financial Corp.	293	32,839
CNO Financial Group, Inc.	155	3,439
Employers Holdings, Inc.	36	1,501
Everest Re Group Ltd.	136	48,691
First American Financial Corp.	68	3,785

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Genworth Financial, Inc. Class A (a)	1,443	$7,244
Globe Life, Inc.	305	33,556
Hanover Insurance Group, Inc.	106	13,621
Hartford Financial Services Group, Inc.	962	67,042
HCI Group, Inc. (b)	7	375
Horace Mann Educators Corp.	126	4,218
James River Group Holdings Ltd.	46	950
Kemper Corp.	96	5,247
Kinsale Capital Group, Inc.	78	23,412
Lincoln National Corp.	73	1,640
Loews Corp.	439	25,471
Marsh & McLennan Cos., Inc.	1,503	250,325
Mercury General Corp.	14	444
MetLife, Inc.	1,984	114,953
Old Republic International Corp.	628	15,681
Palomar Holdings, Inc. (a)	62	3,422
Primerica, Inc.	84	14,468
Principal Financial Group, Inc.	787	58,490
ProAssurance Corp.	87	1,608
Progressive Corp.	2,003	286,549
Prudential Financial, Inc.	750	62,055
Reinsurance Group of America, Inc.	226	30,004
RenaissanceRe Holdings Ltd.	156	31,253
RLI Corp.	147	19,538
Safety Insurance Group, Inc.	58	4,322
Selective Insurance Group, Inc.	184	17,541
Stewart Information Services Corp.	30	1,211
Travelers Cos., Inc.	754	129,243
Trupanion, Inc. (a) (b)	21	901
United Fire Group, Inc.	30	797
Universal Insurance Holdings, Inc.	62	1,130
Unum Group	680	26,901
W R Berkley Corp.	749	46,633
Willis Towers Watson PLC	304	70,644
		2,563,007
INTERACTIVE MEDIA & SERVICES — 0.9%
Alphabet, Inc. Class A (a)	2,916	302,477
Alphabet, Inc. Class C (a)	2,584	268,736
Match Group, Inc. (a)	25	960
Meta Platforms, Inc. Class A (a)	219	46,415
QuinStreet, Inc. (a)	6	95
Shutterstock, Inc.	37	2,686
TripAdvisor, Inc. (a)	10	199
Yelp, Inc. (a)	154	4,728
Ziff Davis, Inc. (a)	31	2,419
		628,715
IT SERVICES — 1.0%
Accenture PLC Class A	676	193,208
Akamai Technologies, Inc. (a)	105	8,221
Cognizant Technology Solutions Corp. Class A	252	15,354
DXC Technology Co. (a)	344	8,793
EPAM Systems, Inc. (a)	26	7,774
Security Description	Shares	Value
Gartner, Inc. (a)	257	$83,723
International Business Machines Corp.	2,743	359,580
Kyndryl Holdings, Inc. (a)	19	280
Perficient, Inc. (a)	11	794
VeriSign, Inc. (a)	187	39,519
		717,246
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	93	7,626
Hasbro, Inc.	61	3,275
Mattel, Inc. (a)	518	9,536
Polaris, Inc.	111	12,280
Sturm Ruger & Co., Inc.	21	1,206
Topgolf Callaway Brands Corp. (a)	201	4,346
Vista Outdoor, Inc. (a)	91	2,522
YETI Holdings, Inc. (a)	9	360
		41,151
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	898	124,229
Azenta, Inc. (a)	10	446
BioLife Solutions, Inc. (a)	9	196
Bio-Rad Laboratories, Inc. Class A (a)	11	5,269
Bio-Techne Corp.	263	19,512
Bruker Corp.	267	21,050
Charles River Laboratories International, Inc. (a)	16	3,229
Danaher Corp.	1,346	339,246
Illumina, Inc. (a)	47	10,930
IQVIA Holdings, Inc. (a)	271	53,899
Medpace Holdings, Inc. (a)	87	16,360
Mettler-Toledo International, Inc. (a)	52	79,571
PerkinElmer, Inc.	182	24,253
Repligen Corp. (a)	75	12,627
Sotera Health Co. (a)	194	3,475
Syneos Health, Inc. (a)	89	3,170
Thermo Fisher Scientific, Inc.	804	463,402
Waters Corp. (a)	169	52,328
West Pharmaceutical Services, Inc.	19	6,583
		1,239,775
MACHINERY — 2.9%
3D Systems Corp. (a)	13	139
AGCO Corp.	213	28,798
Alamo Group, Inc.	25	4,604
Albany International Corp. Class A	112	10,008
Astec Industries, Inc.	7	289
Barnes Group, Inc.	35	1,410
Caterpillar, Inc.	1,780	407,335
Chart Industries, Inc. (a) (b)	88	11,035
CIRCOR International, Inc. (a)	7	218
Crane Holdings Co.	108	12,258
Cummins, Inc.	430	102,718
Deere & Co.	885	365,399
Donaldson Co., Inc.	372	24,307

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dover Corp.	206	$31,300
Enerpac Tool Group Corp.	219	5,585
EnPro Industries, Inc.	41	4,260
Esab Corp.	57	3,367
ESCO Technologies, Inc.	58	5,536
Federal Signal Corp.	208	11,276
Flowserve Corp.	295	10,030
Fortive Corp.	658	44,856
Franklin Electric Co., Inc.	106	9,975
Graco, Inc.	305	22,268
Greenbrier Cos., Inc.	66	2,123
Hillenbrand, Inc.	139	6,607
IDEX Corp.	215	49,671
Illinois Tool Works, Inc.	631	153,617
Ingersoll Rand, Inc.	834	48,522
ITT, Inc.	152	13,118
John Bean Technologies Corp.	9	984
Kennametal, Inc.	61	1,682
Lincoln Electric Holdings, Inc.	184	31,114
Lindsay Corp.	32	4,836
Middleby Corp. (a)	63	9,236
Mueller Industries, Inc.	201	14,769
Nordson Corp.	145	32,228
Oshkosh Corp.	83	6,904
Otis Worldwide Corp.	855	72,162
PACCAR, Inc.	1,581	115,729
Parker-Hannifin Corp.	267	89,741
Pentair PLC	127	7,019
Proto Labs, Inc. (a)	21	696
Snap-on, Inc.	157	38,762
SPX Technologies, Inc. (a)	126	8,893
Standex International Corp.	25	3,061
Stanley Black & Decker, Inc.	17	1,370
Tennant Co.	19	1,302
Terex Corp.	180	8,708
Timken Co.	200	16,344
Titan International, Inc. (a)	169	1,771
Toro Co.	355	39,462
Trinity Industries, Inc.	225	5,481
Wabash National Corp.	171	4,205
Watts Water Technologies, Inc. Class A	64	10,772
Westinghouse Air Brake Technologies Corp.	549	55,482
Xylem, Inc.	508	53,188
		2,026,530
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	147	10,246
Matson, Inc.	57	3,401
		13,647
MEDIA — 0.4%
AMC Networks, Inc. Class A (a)	3	53
Cable One, Inc.	1	702
Charter Communications, Inc. Class A (a)	30	10,728
Security Description	Shares	Value
Comcast Corp. Class A	2,956	$112,062
DISH Network Corp. Class A (a)	22	205
EW Scripps Co. Class A (a)	55	518
Fox Corp. Class A	263	8,955
Fox Corp. Class B	256	8,015
Gannett Co., Inc. (a)	149	279
Interpublic Group of Cos., Inc.	877	32,660
John Wiley & Sons, Inc. Class A	60	2,326
New York Times Co. Class A	241	9,370
News Corp. Class A	559	9,654
News Corp. Class B	129	2,248
Nexstar Media Group, Inc.	113	19,511
Omnicom Group, Inc.	625	58,963
Paramount Global Class B	167	3,726
Scholastic Corp.	111	3,798
TechTarget, Inc. (a)	54	1,950
TEGNA, Inc.	710	12,006
		297,729
METALS & MINING — 0.9%
Alcoa Corp.	259	11,023
Arconic Corp. (a)	51	1,338
ATI, Inc. (a)	419	16,534
Carpenter Technology Corp.	151	6,759
Century Aluminum Co. (a)	172	1,720
Cleveland-Cliffs, Inc. (a)	1,058	19,393
Commercial Metals Co.	393	19,218
Compass Minerals International, Inc.	25	857
Freeport-McMoRan, Inc.	3,770	154,231
Kaiser Aluminum Corp.	11	821
Materion Corp.	50	5,800
MP Materials Corp. (a)	168	4,736
Newmont Corp.	1,008	49,412
Nucor Corp.	927	143,194
Reliance Steel & Aluminum Co.	214	54,942
Royal Gold, Inc.	184	23,866
Steel Dynamics, Inc.	634	71,680
SunCoke Energy, Inc.	24	215
TimkenSteel Corp. (a)	97	1,779
Tredegar Corp.	76	694
U.S. Steel Corp.	800	20,880
Warrior Met Coal, Inc.	187	6,865
Worthington Industries, Inc.	20	1,293
		617,250
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Annaly Capital Management, Inc. REIT	592	11,313
Apollo Commercial Real Estate Finance, Inc. REIT	187	1,741
ARMOUR Residential REIT, Inc. (b)	62	326
Ellington Financial, Inc. REIT (b)	67	818
Invesco Mortgage Capital, Inc. REIT	56	621

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT (a)	63	$627
PennyMac Mortgage Investment Trust REIT	105	1,295
Ready Capital Corp. REIT (b)	259	2,634
Redwood Trust, Inc. REIT (b)	142	957
Two Harbors Investment Corp. REIT	41	603
		20,935
MULTI-UTILITIES — 1.1%
Ameren Corp.	681	58,832
Avista Corp.	206	8,745
Black Hills Corp.	195	12,304
CenterPoint Energy, Inc.	1,908	56,210
CMS Energy Corp.	712	43,703
Consolidated Edison, Inc.	1,146	109,638
Dominion Energy, Inc.	1,059	59,209
DTE Energy Co.	471	51,593
NiSource, Inc.	916	25,611
NorthWestern Corp.	135	7,811
Public Service Enterprise Group, Inc.	1,026	64,074
Sempra Energy	1,014	153,276
Unitil Corp.	63	3,593
WEC Energy Group, Inc.	771	73,083
		727,682
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	155	19,467
Boston Properties, Inc. REIT	117	6,332
Brandywine Realty Trust REIT	185	875
Corporate Office Properties Trust REIT	217	5,145
Cousins Properties, Inc. REIT	71	1,518
Douglas Emmett, Inc. REIT	192	2,367
Easterly Government Properties, Inc. REIT	183	2,514
Highwoods Properties, Inc. REIT	111	2,574
Hudson Pacific Properties, Inc. REIT	100	665
JBG SMITH Properties REIT	32	482
Kilroy Realty Corp. REIT	87	2,819
Office Properties Income Trust REIT	102	1,255
SL Green Realty Corp. REIT (b)	30	706
Vornado Realty Trust REIT	47	722
		47,441
OIL, GAS & CONSUMABLE FUELS — 8.2%
Antero Midstream Corp.	804	8,434
Antero Resources Corp. (a)	1,052	24,291
APA Corp.	1,245	44,895
Callon Petroleum Co. (a)	44	1,471
Chevron Corp.	6,818	1,112,425
Civitas Resources, Inc.	175	11,960
CNX Resources Corp. (a)	708	11,342
Security Description	Shares	Value
ConocoPhillips	4,447	$441,187
CONSOL Energy, Inc.	118	6,876
Coterra Energy, Inc.	2,700	66,258
Devon Energy Corp.	2,443	123,640
Diamondback Energy, Inc.	596	80,561
Dorian LPG Ltd.	116	2,313
DT Midstream, Inc. (a)	318	15,700
EOG Resources, Inc.	2,013	230,750
EQT Corp.	1,380	44,036
Equitrans Midstream Corp.	651	3,763
Exxon Mobil Corp.	15,754	1,727,584
Green Plains, Inc. (a)	75	2,324
Hess Corp.	1,072	141,868
HF Sinclair Corp.	534	25,835
Kinder Morgan, Inc.	6,247	109,385
Marathon Oil Corp.	2,383	57,097
Marathon Petroleum Corp.	1,739	234,469
Matador Resources Co.	412	19,632
Murphy Oil Corp.	513	18,971
Occidental Petroleum Corp.	2,785	173,868
ONEOK, Inc.	1,445	91,815
Par Pacific Holdings, Inc. (a)	97	2,832
PBF Energy, Inc. Class A	420	18,211
PDC Energy, Inc.	281	18,035
Phillips 66	1,710	173,360
Pioneer Natural Resources Co.	766	156,448
Range Resources Corp.	813	21,520
Ranger Oil Corp. Class A	23	939
SM Energy Co.	452	12,728
Southwestern Energy Co. (a)	4,091	20,455
Talos Energy, Inc. (a)	166	2,463
Targa Resources Corp.	820	59,819
Valero Energy Corp.	1,478	206,329
Vital Energy, Inc. (a)	68	3,097
Williams Cos., Inc.	4,076	121,709
World Fuel Services Corp.	124	3,168
		5,653,863
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	5	167
Louisiana-Pacific Corp.	186	10,083
Mercer International, Inc.	180	1,760
Sylvamo Corp.	117	5,412
		17,422
PASSENGER AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	184	7,720
Allegiant Travel Co. (a)	5	460
American Airlines Group, Inc. (a)	700	10,325
Delta Air Lines, Inc. (a)	941	32,860
Hawaiian Holdings, Inc. (a)	6	55
JetBlue Airways Corp. (a)	92	670
SkyWest, Inc. (a)	16	355
Southwest Airlines Co.	522	16,986
United Airlines Holdings, Inc. (a)	546	24,160
		93,591

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	387	$13,158
Coty, Inc. Class A (a)	662	7,984
Edgewell Personal Care Co.	174	7,381
elf Beauty, Inc. (a)	194	15,976
Estee Lauder Cos., Inc. Class A	341	84,043
Inter Parfums, Inc.	59	8,392
Medifast, Inc.	7	726
Nu Skin Enterprises, Inc. Class A	88	3,459
USANA Health Sciences, Inc. (a)	8	503
		141,622
PHARMACEUTICALS — 6.3%
Amphastar Pharmaceuticals, Inc. (a)	137	5,138
ANI Pharmaceuticals, Inc. (a)	59	2,343
Bristol-Myers Squibb Co.	6,864	475,744
Catalent, Inc. (a)	52	3,417
Collegium Pharmaceutical, Inc. (a)	21	504
Corcept Therapeutics, Inc. (a)	305	6,606
Eli Lilly & Co.	3,021	1,037,472
Harmony Biosciences Holdings, Inc. (a)	84	2,743
Innoviva, Inc. (a)	133	1,496
Jazz Pharmaceuticals PLC (a)	184	26,925
Johnson & Johnson	7,454	1,155,370
Ligand Pharmaceuticals, Inc. (a)	2	147
Merck & Co., Inc.	9,225	981,448
Nektar Therapeutics (a)	184	129
Organon & Co.	470	11,054
Pacira BioSciences, Inc. (a)	104	4,244
Perrigo Co. PLC	208	7,461
Pfizer, Inc.	13,720	559,776
Phibro Animal Health Corp. Class A	2	31
Prestige Consumer Healthcare, Inc. (a)	173	10,835
Supernus Pharmaceuticals, Inc. (a)	161	5,833
Viatris, Inc.	992	9,543
Zoetis, Inc.	318	52,928
		4,361,187
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	34	2,811
Automatic Data Processing, Inc.	1,419	315,912
Broadridge Financial Solutions, Inc.	173	25,357
CACI International, Inc. Class A (a)	80	23,702
Concentrix Corp.	22	2,674
CoStar Group, Inc. (a)	1,234	84,961
CSG Systems International, Inc.	132	7,088
Equifax, Inc.	182	36,917
ExlService Holdings, Inc. (a)	111	17,963
Exponent, Inc.	141	14,056
FTI Consulting, Inc. (a)	109	21,511
Genpact Ltd.	371	17,148
Heidrick & Struggles International, Inc.	51	1,548
Insperity, Inc.	119	14,465
Security Description	Shares	Value
Jacobs Solutions, Inc.	265	$31,140
KBR, Inc.	434	23,892
Kelly Services, Inc. Class A	22	365
Korn Ferry	58	3,001
Leidos Holdings, Inc.	471	43,360
ManpowerGroup, Inc.	36	2,971
Maximus, Inc.	138	10,861
NV5 Global, Inc. (a)	40	4,159
Paychex, Inc.	764	87,547
Resources Connection, Inc.	101	1,723
Robert Half International, Inc.	92	7,412
Science Applications International Corp.	213	22,889
TrueBlue, Inc. (a)	43	765
TTEC Holdings, Inc.	21	782
Verisk Analytics, Inc.	285	54,680
		881,660
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	178	940
CBRE Group, Inc. Class A (a)	342	24,901
Douglas Elliman, Inc.	7	22
Jones Lang LaSalle, Inc. (a)	15	2,182
Marcus & Millichap, Inc.	91	2,922
St. Joe Co.	51	2,122
		33,089
RESIDENTIAL REITs — 0.1%
Apartment Income REIT Corp.	185	6,625
AvalonBay Communities, Inc. REIT	66	11,092
Camden Property Trust REIT	72	7,548
Centerspace REIT	44	2,404
Elme Communities REIT	142	2,536
Equity Residential REIT	167	10,020
Essex Property Trust, Inc. REIT	30	6,274
Independence Realty Trust, Inc. REIT	317	5,081
Invitation Homes, Inc. REIT	396	12,367
Mid-America Apartment Communities, Inc. REIT	125	18,880
NexPoint Residential Trust, Inc. REIT	68	2,970
UDR, Inc. REIT	148	6,077
Veris Residential, Inc. REIT (a)	42	615
		92,489
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	125	1,744
Agree Realty Corp. REIT	236	16,192
Brixmor Property Group, Inc. REIT	487	10,480
Federal Realty Investment Trust REIT	127	12,551
Getty Realty Corp. REIT	169	6,089
Kimco Realty Corp. REIT	1,242	24,256
Kite Realty Group Trust REIT	643	13,452
Macerich Co. REIT	19	201
National Retail Properties, Inc. REIT	540	23,841

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Realty Income Corp. REIT	1,293	$81,873
Regency Centers Corp. REIT	253	15,479
Retail Opportunity Investments Corp. REIT	291	4,062
RPT Realty REIT	251	2,387
Saul Centers, Inc. REIT	61	2,379
Simon Property Group, Inc. REIT	478	53,522
SITE Centers Corp. REIT	366	4,494
Spirit Realty Capital, Inc. REIT	238	9,482
Tanger Factory Outlet Centers, Inc. REIT	206	4,044
Urban Edge Properties REIT	155	2,334
Urstadt Biddle Properties, Inc. Class A REIT	49	861
		289,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a)	464	45,477
Allegro MicroSystems, Inc. (a)	182	8,734
Alpha & Omega Semiconductor Ltd. (a)	96	2,587
Amkor Technology, Inc.	307	7,988
Analog Devices, Inc.	1,360	268,219
Applied Materials, Inc.	592	72,715
Axcelis Technologies, Inc. (a)	110	14,657
Broadcom, Inc.	944	605,614
CEVA, Inc. (a)	7	213
Cirrus Logic, Inc. (a)	112	12,251
Cohu, Inc. (a)	101	3,877
Diodes, Inc. (a)	39	3,618
Enphase Energy, Inc. (a)	517	108,715
First Solar, Inc. (a)	380	82,650
FormFactor, Inc. (a)	36	1,147
Ichor Holdings Ltd. (a)	41	1,342
Intel Corp.	1,177	38,453
KLA Corp.	318	126,936
Kulicke & Soffa Industries, Inc.	63	3,319
Lam Research Corp.	93	49,301
Lattice Semiconductor Corp. (a)	441	42,115
MACOM Technology Solutions Holdings, Inc. (a)	155	10,980
MaxLinear, Inc. (a)	32	1,127
Microchip Technology, Inc.	1,022	85,623
Micron Technology, Inc.	318	19,188
MKS Instruments, Inc.	13	1,152
Monolithic Power Systems, Inc.	73	36,539
NVIDIA Corp.	730	202,772
NXP Semiconductors NV	330	61,537
ON Semiconductor Corp. (a)	1,227	101,007
Onto Innovation, Inc. (a)	34	2,988
PDF Solutions, Inc. (a)	100	4,240
Photronics, Inc. (a)	237	3,929
Power Integrations, Inc.	104	8,803
Qorvo, Inc. (a)	64	6,500
QUALCOMM, Inc.	329	41,974
Rambus, Inc. (a)	346	17,736
Security Description	Shares	Value
Semtech Corp. (a)	93	$2,245
Silicon Laboratories, Inc. (a)	55	9,630
SiTime Corp. (a)	2	284
Skyworks Solutions, Inc.	54	6,371
SMART Global Holdings, Inc. (a)	143	2,465
SolarEdge Technologies, Inc. (a)	189	57,447
Synaptics, Inc. (a)	32	3,557
Teradyne, Inc.	107	11,504
Texas Instruments, Inc.	1,862	346,351
Ultra Clean Holdings, Inc. (a)	14	464
Universal Display Corp.	30	4,654
Veeco Instruments, Inc. (a)	159	3,360
Wolfspeed, Inc. (a) (b)	86	5,586
		2,559,941
SOFTWARE — 5.5%
8x8, Inc. (a)	12	50
A10 Networks, Inc.	230	3,563
ACI Worldwide, Inc. (a)	38	1,025
Adeia, Inc.	29	257
Adobe, Inc. (a)	138	53,181
Agilysys, Inc. (a)	43	3,548
Alarm.com Holdings, Inc. (a)	81	4,073
ANSYS, Inc. (a)	62	20,634
Aspen Technology, Inc. (a)	106	24,260
Autodesk, Inc. (a)	188	39,134
Blackbaud, Inc. (a)	19	1,317
Cadence Design Systems, Inc. (a)	787	165,341
Cerence, Inc. (a)	4	112
Ceridian HCM Holding, Inc. (a)	222	16,255
CommVault Systems, Inc. (a)	100	5,674
Consensus Cloud Solutions, Inc. (a)	24	818
Digital Turbine, Inc. (a)	42	519
Dynatrace, Inc. (a)	121	5,118
Ebix, Inc.	2	26
Envestnet, Inc. (a)	81	4,752
Fair Isaac Corp. (a)	87	61,134
Fortinet, Inc. (a)	938	62,340
Gen Digital, Inc.	1,077	18,481
InterDigital, Inc. (b)	18	1,312
Intuit, Inc.	191	85,154
LivePerson, Inc. (a)	55	243
LiveRamp Holdings, Inc. (a)	22	483
Manhattan Associates, Inc. (a)	117	18,117
Microsoft Corp.	8,041	2,318,220
NCR Corp. (a)	60	1,415
OneSpan, Inc. (a)	4	70
Oracle Corp.	4,053	376,605
Paycom Software, Inc. (a)	92	27,969
Paylocity Holding Corp. (a)	85	16,896
Progress Software Corp.	128	7,354
PTC, Inc. (a)	278	35,648
Qualys, Inc. (a)	58	7,541
Roper Technologies, Inc.	261	115,020
Salesforce, Inc. (a)	295	58,935
ServiceNow, Inc. (a)	101	46,937

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc. (a)	103	$15,687
Synopsys, Inc. (a)	403	155,659
Teradata Corp. (a)	189	7,613
Tyler Technologies, Inc. (a)	21	7,447
Xperi, Inc. (a)	13	142
		3,796,079
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	682	139,360
Crown Castle, Inc. REIT	468	62,637
CubeSmart REIT	330	15,252
Digital Realty Trust, Inc. REIT	141	13,862
EPR Properties REIT	177	6,744
Equinix, Inc. REIT	173	124,740
Extra Space Storage, Inc. REIT	141	22,973
Four Corners Property Trust, Inc. REIT	182	4,888
Iron Mountain, Inc. REIT	968	51,217
Lamar Advertising Co. Class A REIT	162	16,182
Life Storage, Inc. REIT	74	9,701
National Storage Affiliates Trust REIT	73	3,050
PotlatchDeltic Corp. REIT	152	7,524
Public Storage REIT	230	69,492
Rayonier, Inc. REIT	264	8,780
SBA Communications Corp. REIT	195	50,909
Uniti Group, Inc. REIT	67	238
VICI Properties, Inc. REIT	3,450	112,539
Weyerhaeuser Co. REIT	1,082	32,601
		752,689
SPECIALTY RETAIL — 2.6%
Abercrombie & Fitch Co. Class A (a)	18	499
Academy Sports & Outdoors, Inc.	239	15,595
Advance Auto Parts, Inc.	28	3,405
American Eagle Outfitters, Inc.	133	1,788
America's Car-Mart, Inc. (a)	1	79
Asbury Automotive Group, Inc. (a)	65	13,650
AutoNation, Inc. (a)	76	10,211
AutoZone, Inc. (a)	65	159,780
Bath & Body Works, Inc.	246	8,999
Best Buy Co., Inc.	295	23,090
Boot Barn Holdings, Inc. (a)	23	1,763
Buckle, Inc.	42	1,499
Caleres, Inc.	138	2,985
CarMax, Inc. (a)	17	1,093
Chico's FAS, Inc. (a)	574	3,157
Children's Place, Inc. (a)	10	403
Designer Brands, Inc. Class A (b)	233	2,036
Dick's Sporting Goods, Inc.	170	24,121
Five Below, Inc. (a)	169	34,809
Foot Locker, Inc.	166	6,589
GameStop Corp. Class A (a)	72	1,657
Gap, Inc.	19	191
Genesco, Inc. (a)	60	2,213
Security Description	Shares	Value
Group 1 Automotive, Inc.	42	$9,510
Guess?, Inc.	21	409
Haverty Furniture Cos., Inc.	44	1,404
Hibbett, Inc.	20	1,180
Home Depot, Inc.	1,701	501,999
Leslie's, Inc. (a)	226	2,488
Lithia Motors, Inc.	20	4,579
Lowe's Cos., Inc.	891	178,173
MarineMax, Inc. (a)	2	58
Monro, Inc.	10	494
Murphy USA, Inc.	76	19,612
National Vision Holdings, Inc. (a)	162	3,052
ODP Corp. (a)	82	3,688
O'Reilly Automotive, Inc. (a)	224	190,172
PetMed Express, Inc. (b)	2	32
RH (a)	2	487
Ross Stores, Inc.	1,189	126,189
Sally Beauty Holdings, Inc. (a)	142	2,212
Shoe Carnival, Inc. (b)	63	1,616
Signet Jewelers Ltd.	30	2,333
Sleep Number Corp. (a)	3	91
Sonic Automotive, Inc. Class A	21	1,141
TJX Cos., Inc.	3,522	275,984
Tractor Supply Co.	311	73,097
Ulta Beauty, Inc. (a)	183	99,858
Upbound Group, Inc.	53	1,299
Urban Outfitters, Inc. (a)	31	859
Victoria's Secret & Co. (a)	22	751
Williams-Sonoma, Inc.	53	6,448
Zumiez, Inc. (a)	26	479
		1,829,306
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	13,145	2,167,611
Hewlett Packard Enterprise Co.	3,147	50,132
HP, Inc.	780	22,893
NetApp, Inc.	148	9,450
Seagate Technology Holdings PLC	19	1,256
Super Micro Computer, Inc. (a)	177	18,859
Western Digital Corp. (a)	141	5,311
Xerox Holdings Corp.	82	1,263
		2,276,775
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	267	12,549
Carter's, Inc.	67	4,819
Columbia Sportswear Co.	71	6,407
Crocs, Inc. (a)	177	22,380
Deckers Outdoor Corp. (a)	92	41,359
G-III Apparel Group Ltd. (a)	14	218
Hanesbrands, Inc. (b)	187	984
Kontoor Brands, Inc.	73	3,532
Movado Group, Inc.	63	1,812
NIKE, Inc. Class B	1,603	196,592
Oxford Industries, Inc.	43	4,540
PVH Corp.	8	713

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ralph Lauren Corp. (b)	94	$10,967
Skechers USA, Inc. Class A (a)	328	15,587
Steven Madden Ltd.	79	2,844
Tapestry, Inc.	634	27,332
Under Armour, Inc. Class A (a)	20	190
Under Armour, Inc. Class C (a)	35	298
VF Corp.	29	664
Wolverine World Wide, Inc.	63	1,074
		354,861
TOBACCO — 0.8%
Altria Group, Inc.	4,031	179,863
Philip Morris International, Inc.	4,096	398,336
Universal Corp.	95	5,025
Vector Group Ltd.	339	4,071
		587,295
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	136	19,330
Boise Cascade Co.	135	8,539
Fastenal Co.	838	45,202
GATX Corp.	102	11,222
GMS, Inc. (a)	86	4,979
MSC Industrial Direct Co., Inc. Class A	101	8,484
NOW, Inc. (a)	349	3,891
United Rentals, Inc.	211	83,505
Univar Solutions, Inc. (a)	557	19,512
Veritiv Corp.	31	4,189
W.W. Grainger, Inc.	150	103,321
Watsco, Inc. (b)	62	19,726
		331,900
WATER UTILITIES — 0.2%
American States Water Co.	81	7,200
American Water Works Co., Inc.	433	63,430
California Water Service Group	130	7,566
Essential Utilities, Inc.	526	22,960
Middlesex Water Co.	20	1,563
SJW Group	93	7,080
		109,799
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a)	244	$3,538
Shenandoah Telecommunications Co.	79	1,503
Telephone & Data Systems, Inc.	59	620
T-Mobile U.S., Inc. (a)	2,161	312,999
		318,660
TOTAL COMMON STOCKS (Cost $63,813,813)		69,126,607
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	102,569	102,579
State Street Navigator Securities Lending Portfolio II (d) (h)	121,107	121,107
TOTAL SHORT-TERM INVESTMENTS (Cost $223,693)		223,686
TOTAL INVESTMENTS — 100.1% (Cost $64,037,506)		69,350,293
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(61,549)
NET ASSETS — 100.0%		$69,288,744
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$69,126,607	$—	$—	$69,126,607
Short-Term Investments	223,686	—	—	223,686
TOTAL INVESTMENTS	$69,350,293	$—	$—	$69,350,293
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	568	$35,017	$39,874	$35,722	$(5,490)	$7,194	540	$40,873	$627
State Street Institutional Liquid Reserves Fund, Premier Class	151,769	151,754	4,881,854	4,931,039	17	(7)	102,569	102,579	2,577
State Street Navigator Securities Lending Portfolio II	30,829	30,829	853,125	762,847	—	—	121,107	121,107	577
Total		$217,600	$5,774,853	$5,729,608	$(5,473)	$7,187		$264,559	$3,781
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	380	$20,729
Aerojet Rocketdyne Holdings, Inc. (a)	517	29,040
AeroVironment, Inc. (a)	87	7,975
Axon Enterprise, Inc. (a)	78	17,538
Boeing Co. (a)	2,338	496,661
Curtiss-Wright Corp.	219	38,601
General Dynamics Corp.	1,781	406,442
Hexcel Corp.	341	23,273
Howmet Aerospace, Inc.	1,533	64,953
Huntington Ingalls Industries, Inc.	438	90,675
Kaman Corp.	198	4,526
L3Harris Technologies, Inc.	1,045	205,071
Lockheed Martin Corp.	1,597	754,950
Mercury Systems, Inc. (a)	189	9,662
Moog, Inc. Class A	381	38,386
National Presto Industries, Inc.	8	577
Northrop Grumman Corp.	999	461,258
Raytheon Technologies Corp.	8,484	830,838
Textron, Inc.	1,475	104,179
TransDigm Group, Inc.	53	39,064
Triumph Group, Inc. (a)	251	2,909
Woodward, Inc.	257	25,024
		3,672,331
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	1,010	100,364
Expeditors International of Washington, Inc.	951	104,724
FedEx Corp.	3,300	754,017
Forward Air Corp.	190	20,475
GXO Logistics, Inc. (a)	683	34,464
Hub Group, Inc. Class A (a)	533	44,740
United Parcel Service, Inc. Class B	5,071	983,723
		2,042,507
AUTOMOBILE COMPONENTS — 0.4%
Adient PLC (a)	2,724	111,575
American Axle & Manufacturing Holdings, Inc. (a)	3,400	26,554
Aptiv PLC (a)	1,144	128,345
BorgWarner, Inc.	3,218	158,036
Dana, Inc.	3,740	56,287
Dorman Products, Inc. (a)	190	16,389
Fox Factory Holding Corp. (a)	134	16,264
Gentex Corp.	1,187	33,272
Gentherm, Inc. (a)	167	10,090
Goodyear Tire & Rubber Co. (a)	7,999	88,149
LCI Industries	342	37,575
Lear Corp.	1,546	215,651
Patrick Industries, Inc.	576	39,635
Standard Motor Products, Inc.	501	18,492
Visteon Corp. (a)	142	22,270
		978,584
Security Description	Shares	Value
AUTOMOBILES — 1.5%
Ford Motor Co.	105,869	$1,333,949
General Motors Co.	38,180	1,400,442
Harley-Davidson, Inc.	1,895	71,953
Tesla, Inc. (a)	2,164	448,944
Thor Industries, Inc. (b)	1,448	115,319
Winnebago Industries, Inc.	865	49,911
		3,420,518
BANKS — 6.8%
Ameris Bancorp	631	23,082
Associated Banc-Corp.	3,881	69,780
Axos Financial, Inc. (a)	561	20,712
Banc of California, Inc.	674	8,445
BancFirst Corp.	194	16,121
Bancorp, Inc. (a)	393	10,945
Bank of America Corp.	80,394	2,299,268
Bank of Hawaii Corp. (b)	361	18,801
Bank OZK	1,626	55,609
BankUnited, Inc.	2,227	50,286
Banner Corp.	474	25,771
Berkshire Hills Bancorp, Inc.	724	18,143
Brookline Bancorp, Inc.	829	8,705
Cadence Bank	1,455	30,206
Capitol Federal Financial, Inc.	1,234	8,305
Cathay General Bancorp	885	30,550
Central Pacific Financial Corp.	383	6,856
Citigroup, Inc.	52,429	2,458,396
Citizens Financial Group, Inc.	6,803	206,607
City Holding Co.	188	17,085
Columbia Banking System, Inc.	2,717	58,198
Comerica, Inc.	1,448	62,872
Commerce Bancshares, Inc.	806	47,030
Community Bank System, Inc.	376	19,736
Cullen/Frost Bankers, Inc.	503	52,986
Customers Bancorp, Inc. (a)	459	8,501
CVB Financial Corp.	1,226	20,450
Dime Community Bancshares, Inc.	352	7,997
Eagle Bancorp, Inc.	306	10,242
East West Bancorp, Inc.	1,119	62,105
FB Financial Corp.	228	7,086
Fifth Third Bancorp	5,273	140,473
First BanCorp (c)	2,185	24,953
First BanCorp (c)	309	10,976
First Commonwealth Financial Corp.	830	10,317
First Financial Bancorp	2,440	53,119
First Financial Bankshares, Inc.	390	12,441
First Hawaiian, Inc.	1,587	32,740
First Horizon Corp.	4,443	78,997
First Republic Bank (b)	754	10,548
FNB Corp.	9,490	110,084
Fulton Financial Corp.	2,219	30,667
Glacier Bancorp, Inc.	806	33,860
Hancock Whitney Corp.	1,045	38,038
Hanmi Financial Corp.	645	11,978
Heritage Financial Corp.	560	11,984

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hilltop Holdings, Inc.	1,441	$42,754
Home BancShares, Inc.	2,115	45,917
HomeStreet, Inc.	200	3,598
Hope Bancorp, Inc.	1,611	15,820
Huntington Bancshares, Inc.	14,375	161,000
Independent Bank Corp.	265	17,389
Independent Bank Group, Inc.	332	15,388
International Bancshares Corp.	726	31,087
JPMorgan Chase & Co.	29,438	3,836,066
KeyCorp	12,853	160,920
Lakeland Financial Corp.	169	10,586
M&T Bank Corp.	1,978	236,509
National Bank Holdings Corp. Class A	333	11,142
NBT Bancorp, Inc.	590	19,889
New York Community Bancorp, Inc. (b)	18,183	164,374
Northfield Bancorp, Inc.	645	7,598
Northwest Bancshares, Inc.	1,740	20,932
OFG Bancorp	550	13,717
Old National Bancorp	2,283	32,921
Pacific Premier Bancorp, Inc.	931	22,363
PacWest Bancorp	1,716	16,697
Park National Corp. (b)	155	18,378
Pathward Financial, Inc.	560	23,234
Pinnacle Financial Partners, Inc.	530	29,235
PNC Financial Services Group, Inc.	4,039	513,357
Preferred Bank	156	8,550
Prosperity Bancshares, Inc.	1,038	63,858
Provident Financial Services, Inc.	1,044	20,024
Regions Financial Corp.	12,916	239,721
Renasant Corp.	769	23,516
S&T Bancorp, Inc.	652	20,505
Seacoast Banking Corp. of Florida	389	9,219
ServisFirst Bancshares, Inc. (b)	199	10,871
Simmons First National Corp. Class A	1,723	30,135
Southside Bancshares, Inc.	199	6,607
Synovus Financial Corp.	1,436	44,272
Texas Capital Bancshares, Inc. (a)	1,409	68,985
Tompkins Financial Corp.	155	10,263
Triumph Financial, Inc. (a)	137	7,954
Truist Financial Corp.	13,115	447,221
TrustCo Bank Corp. NY	402	12,840
Trustmark Corp.	651	16,080
U.S. Bancorp	19,381	698,685
UMB Financial Corp.	407	23,492
United Bankshares, Inc.	1,547	54,454
United Community Banks, Inc.	841	23,649
Valley National Bancorp	5,713	52,788
Veritex Holdings, Inc.	378	6,902
Washington Federal, Inc.	867	26,114
Webster Financial Corp.	841	33,152
Wells Fargo & Co.	43,762	1,635,824
Westamerica BanCorp	185	8,196
Wintrust Financial Corp.	549	40,050
Security Description	Shares	Value
WSFS Financial Corp.	550	$20,686
Zions Bancorp NA	1,660	49,684
		15,537,219
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a) (b)	59	19,393
Brown-Forman Corp. Class B	1,209	77,702
Coca-Cola Co.	18,758	1,163,559
Coca-Cola Consolidated, Inc.	65	34,780
Constellation Brands, Inc. Class A	881	199,009
MGP Ingredients, Inc.	100	9,672
Molson Coors Beverage Co. Class B	5,038	260,364
Monster Beverage Corp. (a)	3,166	170,996
National Beverage Corp. (a)	348	18,347
PepsiCo, Inc.	5,785	1,054,605
		3,008,427
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	7,370	1,174,557
Amgen, Inc.	2,975	719,206
Arrowhead Pharmaceuticals, Inc. (a)	193	4,902
Biogen, Inc. (a)	1,631	453,467
Coherus Biosciences, Inc. (a)	708	4,843
Emergent BioSolutions, Inc. (a)	642	6,651
Enanta Pharmaceuticals, Inc. (a)	160	6,470
Exelixis, Inc. (a)	1,576	30,590
Gilead Sciences, Inc.	12,569	1,042,850
Halozyme Therapeutics, Inc. (a)	364	13,901
Incyte Corp. (a)	759	54,853
iTeos Therapeutics, Inc. (a)	275	3,743
Moderna, Inc. (a)	1,944	298,560
Myriad Genetics, Inc. (a)	549	12,753
Neurocrine Biosciences, Inc. (a)	213	21,560
Regeneron Pharmaceuticals, Inc. (a)	592	486,429
REGENXBIO, Inc. (a)	337	6,373
uniQure NV (a)	638	12,849
United Therapeutics Corp. (a)	304	68,084
Vanda Pharmaceuticals, Inc. (a)	548	3,721
Vericel Corp. (a)	63	1,847
Vertex Pharmaceuticals, Inc. (a)	893	281,357
Xencor, Inc. (a)	330	9,204
		4,718,770
BROADLINE RETAIL — 1.6%
Amazon.com, Inc. (a)	28,708	2,965,249
Big Lots, Inc.	1,005	11,015
eBay, Inc.	5,464	242,438
Etsy, Inc. (a)	322	35,848
Kohl's Corp.	3,117	73,374
Macy's, Inc.	7,164	125,298
Nordstrom, Inc. (b)	3,087	50,226

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a)	549	$31,809
		3,535,257
BUILDING PRODUCTS — 0.6%
A O Smith Corp.	689	47,644
AAON, Inc.	183	17,694
Allegion PLC	323	34,474
American Woodmark Corp. (a)	456	23,744
Apogee Enterprises, Inc.	377	16,305
AZZ, Inc.	194	8,001
Builders FirstSource, Inc. (a)	1,541	136,810
Carlisle Cos., Inc.	243	54,935
Carrier Global Corp.	3,476	159,027
Fortune Brands Innovations, Inc.	1,026	60,257
Gibraltar Industries, Inc. (a)	199	9,651
Griffon Corp.	1,235	39,532
Insteel Industries, Inc.	211	5,870
Johnson Controls International PLC	4,674	281,468
Lennox International, Inc.	157	39,451
Masco Corp.	1,378	68,514
Masterbrand, Inc. (a)	1,014	8,153
Owens Corning	1,111	106,434
PGT Innovations, Inc. (a)	652	16,372
Quanex Building Products Corp.	382	8,224
Resideo Technologies, Inc. (a)	1,939	35,445
Simpson Manufacturing Co., Inc.	192	21,051
Trane Technologies PLC	1,131	208,081
Trex Co., Inc. (a)	183	8,907
UFP Industries, Inc.	548	43,550
		1,459,594
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	363	51,699
Ameriprise Financial, Inc.	730	223,745
Avantax, Inc. (a)	379	9,975
B Riley Financial, Inc. (b)	409	11,612
Bank of New York Mellon Corp.	10,161	461,716
BlackRock, Inc.	841	562,730
Brightsphere Investment Group, Inc.	708	16,695
Cboe Global Markets, Inc.	593	79,604
Charles Schwab Corp.	6,280	328,946
CME Group, Inc.	1,507	288,621
Donnelley Financial Solutions, Inc. (a)	317	12,953
Evercore, Inc. Class A	530	61,151
FactSet Research Systems, Inc.	70	29,056
Federated Hermes, Inc.	833	33,437
Franklin Resources, Inc.	7,592	204,529
Goldman Sachs Group, Inc.	4,701	1,537,744
Interactive Brokers Group, Inc. Class A	2,726	225,059
Intercontinental Exchange, Inc.	2,291	238,928
Invesco Ltd.	12,061	197,800
Janus Henderson Group PLC	1,808	48,165
Jefferies Financial Group, Inc.	5,022	159,398
Security Description	Shares	Value
MarketAxess Holdings, Inc.	39	$15,260
Moody's Corp.	347	106,189
Morgan Stanley	18,257	1,602,965
MSCI, Inc.	74	41,417
Nasdaq, Inc.	1,884	102,998
Northern Trust Corp.	1,603	141,272
Piper Sandler Cos.	187	25,920
Raymond James Financial, Inc.	1,524	142,144
S&P Global, Inc.	270	93,088
SEI Investments Co.	851	48,975
State Street Corp. (d)	3,647	276,042
Stifel Financial Corp.	1,026	60,626
StoneX Group, Inc. (a)	549	56,838
T Rowe Price Group, Inc.	1,517	171,269
Virtus Investment Partners, Inc.	65	12,375
WisdomTree, Inc.	541	3,170
		7,684,111
CHEMICALS — 2.1%
AdvanSix, Inc.	353	13,509
Air Products & Chemicals, Inc.	1,229	352,981
Albemarle Corp.	256	56,586
American Vanguard Corp.	191	4,179
Ashland, Inc.	390	40,057
Avient Corp.	828	34,081
Balchem Corp.	107	13,533
Cabot Corp.	548	41,999
Celanese Corp.	1,029	112,048
CF Industries Holdings, Inc.	882	63,936
Chemours Co.	2,118	63,413
Corteva, Inc.	4,847	292,323
Dow, Inc.	9,842	539,538
DuPont de Nemours, Inc.	6,373	457,390
Eastman Chemical Co.	1,243	104,835
Ecolab, Inc.	1,022	169,172
FMC Corp.	544	66,439
FutureFuel Corp.	835	6,162
Hawkins, Inc.	120	5,254
HB Fuller Co.	389	26,627
Ingevity Corp. (a)	377	26,963
Innospec, Inc.	187	19,199
International Flavors & Fragrances, Inc.	1,021	93,891
Koppers Holdings, Inc.	385	13,463
Linde PLC	2,059	731,851
Livent Corp. (a) (b)	494	10,730
LyondellBasell Industries NV Class A	6,834	641,644
Mativ Holdings, Inc.	1,454	31,217
Minerals Technologies, Inc.	317	19,153
Mosaic Co.	2,082	95,522
NewMarket Corp.	95	34,673
Olin Corp.	1,575	87,413
PPG Industries, Inc.	1,345	179,665
Quaker Chemical Corp. (b)	87	17,222
Rayonier Advanced Materials, Inc. (a)	1,574	9,869

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
RPM International, Inc.	645	$56,270
Scotts Miracle-Gro Co. (b)	389	27,129
Sensient Technologies Corp.	306	23,427
Sherwin-Williams Co.	741	166,555
Stepan Co.	193	19,885
Trinseo PLC	1,019	21,246
Valvoline, Inc.	842	29,419
		4,820,468
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	854	38,379
Brady Corp. Class A	379	20,364
Brink's Co.	323	21,576
Cintas Corp.	235	108,730
Clean Harbors, Inc. (a)	336	47,900
Copart, Inc. (a)	1,359	102,210
CoreCivic, Inc. REIT (a)	3,775	34,730
Deluxe Corp.	1,107	17,712
GEO Group, Inc. (a)	4,153	32,767
Harsco Corp. (a)	1,530	10,450
Healthcare Services Group, Inc.	671	9,307
HNI Corp.	651	18,124
Interface, Inc.	791	6,423
KAR Auction Services, Inc. (a)	3,145	43,024
Liquidity Services, Inc. (a)	189	2,489
Matthews International Corp. Class A	389	14,027
MillerKnoll, Inc.	722	14,765
MSA Safety, Inc.	145	19,358
Pitney Bowes, Inc.	4,314	16,781
Republic Services, Inc.	1,385	187,280
Rollins, Inc.	836	31,375
Stericycle, Inc. (a)	551	24,029
Tetra Tech, Inc.	195	28,647
UniFirst Corp.	160	28,197
Viad Corp. (a)	189	3,939
Waste Management, Inc.	1,544	251,934
		1,134,517
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN Holdings, Inc.	390	6,185
Arista Networks, Inc. (a)	636	106,759
Calix, Inc. (a)	274	14,684
Ciena Corp. (a)	827	43,434
Cisco Systems, Inc.	23,888	1,248,745
Comtech Telecommunications Corp.	737	9,198
Digi International, Inc. (a)	199	6,702
Extreme Networks, Inc. (a)	542	10,363
F5, Inc. (a)	249	36,277
Harmonic, Inc. (a)	842	12,285
Juniper Networks, Inc.	2,117	72,867
Lumentum Holdings, Inc. (a)	353	19,065
Motorola Solutions, Inc.	421	120,461
NETGEAR, Inc. (a)	755	13,975
NetScout Systems, Inc. (a)	547	15,672
Viasat, Inc. (a) (b)	651	22,030
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	1,040	$11,263
		1,769,965
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,085	91,487
Arcosa, Inc.	379	23,919
Comfort Systems USA, Inc.	324	47,291
Dycom Industries, Inc. (a)	300	28,095
EMCOR Group, Inc.	473	76,905
Fluor Corp. (a)	3,679	113,718
Granite Construction, Inc.	552	22,676
MasTec, Inc. (a)	808	76,308
MDU Resources Group, Inc.	2,728	83,149
MYR Group, Inc. (a)	196	24,698
Quanta Services, Inc.	564	93,985
Valmont Industries, Inc.	132	42,145
		724,376
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	189	27,735
Martin Marietta Materials, Inc.	230	81,664
Vulcan Materials Co.	448	76,859
		186,258
CONSUMER FINANCE — 5.3%
American Express Co.	4,093	675,140
Bread Financial Holdings, Inc.	1,395	42,296
Capital One Financial Corp.	10,264	986,986
Chefs' Warehouse, Inc. (a)	380	12,939
Costco Wholesale Corp.	1,878	933,122
Discover Financial Services	3,078	304,229
Dollar General Corp.	1,241	261,181
Dollar Tree, Inc. (a)	1,261	181,017
Encore Capital Group, Inc. (a)	646	32,591
Enova International, Inc. (a)	1,040	46,207
EZCORP, Inc. Class A (a)	2,028	17,441
FirstCash Holdings, Inc.	385	36,717
Green Dot Corp. Class A (a)	550	9,449
Kroger Co.	17,562	867,036
LendingTree, Inc. (a)	4	107
Navient Corp.	2,929	46,835
PRA Group, Inc. (a)	551	21,467
PROG Holdings, Inc. (a)	1,589	37,802
SLM Corp.	2,441	30,244
Synchrony Financial	12,036	350,007
Sysco Corp.	4,005	309,306
Target Corp.	3,645	603,721
World Acceptance Corp. (a)	125	10,411
Walgreens Boots Alliance, Inc.	19,189	663,556
Walmart, Inc.	37,968	5,598,382
		12,078,189
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Andersons, Inc.	836	34,543
BJ's Wholesale Club Holdings, Inc. (a)	1,037	78,885
Casey's General Stores, Inc.	365	79,008
Grocery Outlet Holding Corp. (a)	477	13,480

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Performance Food Group Co. (a)	4,118	$248,480
PriceSmart, Inc.	372	26,590
SpartanNash Co.	1,026	25,445
Sprouts Farmers Market, Inc. (a)	1,499	52,510
United Natural Foods, Inc. (a)	1,514	39,894
		598,835
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	14,618	166,353
AptarGroup, Inc.	360	42,548
Avery Dennison Corp.	440	78,729
Ball Corp.	1,342	73,958
Greif, Inc. Class A	683	43,282
International Paper Co.	9,733	350,972
Myers Industries, Inc.	379	8,122
O-I Glass, Inc. (a)	4,484	101,832
Packaging Corp. of America	632	87,740
Sealed Air Corp.	792	36,361
Silgan Holdings, Inc.	1,187	63,706
Sonoco Products Co.	1,009	61,549
Westrock Co.	6,844	208,537
		1,323,689
DISTRIBUTORS — 0.2%
Genuine Parts Co.	1,095	183,204
LKQ Corp.	2,521	143,092
Pool Corp.	88	30,135
		356,431
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	667	25,760
Graham Holdings Co. Class B	95	56,605
Grand Canyon Education, Inc. (a)	196	22,324
H&R Block, Inc.	1,798	63,379
Perdoceo Education Corp. (a)	1,820	24,443
Service Corp. International	921	63,346
Strategic Education, Inc.	338	30,363
		286,220
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	719	13,596
American Assets Trust, Inc. REIT	563	10,466
Armada Hoffler Properties, Inc. REIT	552	6,519
Essential Properties Realty Trust, Inc. REIT	644	16,004
Global Net Lease, Inc. REIT	2,692	34,619
iStar, Inc. REIT (a) (b)	367	10,785
		91,989
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	192,387	3,703,450
ATN International, Inc.	188	7,693
Cogent Communications Holdings, Inc.	205	13,062
Consolidated Communications Holdings, Inc. (a)	2,408	6,213
Iridium Communications, Inc.	441	27,311
Security Description	Shares	Value
Lumen Technologies, Inc. (b)	25,257	$66,931
Verizon Communications, Inc.	58,425	2,272,148
		6,096,808
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	724	46,604
Alliant Energy Corp.	1,401	74,813
American Electric Power Co., Inc.	4,072	370,511
Constellation Energy Corp.	1,815	142,478
Duke Energy Corp.	5,321	513,317
Edison International	3,025	213,535
Entergy Corp.	2,022	217,850
Evergy, Inc.	2,237	136,725
Eversource Energy	2,746	214,902
Exelon Corp.	13,798	577,998
FirstEnergy Corp.	4,386	175,703
Hawaiian Electric Industries, Inc.	1,045	40,128
IDACORP, Inc.	340	36,832
NextEra Energy, Inc.	8,295	639,379
NRG Energy, Inc.	6,366	218,290
OGE Energy Corp.	1,939	73,023
Pinnacle West Capital Corp.	1,502	119,018
PNM Resources, Inc.	819	39,869
PPL Corp.	10,050	279,290
Southern Co.	8,621	599,849
Xcel Energy, Inc.	3,684	248,449
		4,978,563
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	222	40,566
AMETEK, Inc.	708	102,893
Eaton Corp. PLC	2,205	377,805
Emerson Electric Co.	3,311	288,520
Encore Wire Corp.	187	34,657
EnerSys	381	33,101
Generac Holdings, Inc. (a)	164	17,714
Hubbell, Inc.	307	74,696
nVent Electric PLC	1,337	57,411
Powell Industries, Inc.	196	8,348
Regal Rexnord Corp.	266	37,434
Rockwell Automation, Inc.	367	107,696
SunPower Corp. (a) (b)	703	9,729
Sunrun, Inc. (a)	1,112	22,407
Vicor Corp. (a)	6	282
		1,213,259
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	196	19,208
Amphenol Corp. Class A	1,500	122,580
Arrow Electronics, Inc. (a)	1,641	204,912
Avnet, Inc.	2,577	116,480
Badger Meter, Inc.	86	10,477
Belden, Inc.	380	32,973
Benchmark Electronics, Inc.	1,040	24,638
CDW Corp.	695	135,449
Cognex Corp.	198	9,811

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Coherent Corp. (a)	622	$23,686
Corning, Inc.	5,215	183,985
CTS Corp.	376	18,597
ePlus, Inc. (a)	360	17,654
Fabrinet (a)	235	27,909
FARO Technologies, Inc. (a)	8	197
Insight Enterprises, Inc. (a)	419	59,900
IPG Photonics Corp. (a)	350	43,158
Itron, Inc. (a)	387	21,459
Jabil, Inc.	3,734	329,189
Keysight Technologies, Inc. (a)	547	88,330
Knowles Corp. (a)	1,025	17,425
Littelfuse, Inc.	128	34,316
Methode Electronics, Inc.	385	16,894
National Instruments Corp.	824	43,186
OSI Systems, Inc. (a)	188	19,244
PC Connection, Inc.	379	17,040
Plexus Corp. (a)	265	25,856
Rogers Corp. (a)	87	14,218
Sanmina Corp. (a)	1,597	97,401
ScanSource, Inc. (a)	834	25,387
TD SYNNEX Corp.	1,072	103,759
TE Connectivity Ltd.	1,749	229,381
Teledyne Technologies, Inc. (a)	183	81,867
Trimble, Inc. (a)	1,025	53,730
TTM Technologies, Inc. (a)	3,054	41,198
Vishay Intertechnology, Inc.	1,902	43,023
Vontier Corp.	824	22,528
Zebra Technologies Corp. Class A (a)	225	71,550
		2,448,595
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	3,482	34,019
Baker Hughes Co.	5,788	167,042
Bristow Group, Inc. (a)	246	5,510
ChampionX Corp.	1,196	32,448
Core Laboratories NV	167	3,682
Dril-Quip, Inc. (a)	381	10,931
Halliburton Co.	4,177	132,160
Helix Energy Solutions Group, Inc. (a)	4,803	37,175
Helmerich & Payne, Inc.	1,039	37,144
Nabors Industries Ltd. (a)	252	30,721
NOV, Inc.	3,792	70,190
Oceaneering International, Inc. (a)	765	13,487
Oil States International, Inc. (a)	1,037	8,638
Patterson-UTI Energy, Inc.	1,978	23,143
ProPetro Holding Corp. (a)	1,369	9,843
RPC, Inc.	2,427	18,664
Schlumberger NV	9,797	481,033
U.S. Silica Holdings, Inc. (a)	1,057	12,621
		1,128,451
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	2,477	212,006
Cinemark Holdings, Inc. (a)	1,345	19,892
Security Description	Shares	Value
Electronic Arts, Inc.	920	$110,814
Live Nation Entertainment, Inc. (a)	409	28,630
Marcus Corp.	723	11,568
Netflix, Inc. (a)	973	336,152
Take-Two Interactive Software, Inc. (a)	546	65,138
Walt Disney Co. (a)	6,406	641,433
Warner Bros Discovery, Inc. (a)	59,917	904,747
World Wrestling Entertainment, Inc. Class A (b)	208	18,982
		2,349,362
FINANCIAL SERVICES — 4.2%
Berkshire Hathaway, Inc. Class B (a)	20,740	6,403,890
Essent Group Ltd.	1,488	59,594
Euronet Worldwide, Inc. (a)	249	27,863
EVERTEC, Inc.	197	6,649
Fidelity National Information Services, Inc.	4,153	225,632
Fiserv, Inc. (a)	3,504	396,057
FleetCor Technologies, Inc. (a)	355	74,852
Global Payments, Inc.	1,520	159,965
Jack Henry & Associates, Inc.	154	23,211
Mastercard, Inc. Class A	997	362,320
MGIC Investment Corp.	8,317	111,614
Mr Cooper Group, Inc. (a)	1,900	77,843
NMI Holdings, Inc. Class A (a)	1,286	28,716
PayPal Holdings, Inc. (a)	3,970	301,482
Visa, Inc. Class A	4,302	969,929
Voya Financial, Inc. (b)	2,594	185,367
Walker & Dunlop, Inc.	193	14,701
Western Union Co.	5,268	58,738
WEX, Inc. (a)	156	28,687
		9,517,110
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	5,549	442,033
B&G Foods, Inc.	1,677	26,044
Calavo Growers, Inc.	322	9,264
Cal-Maine Foods, Inc.	206	12,543
Campbell Soup Co.	2,710	148,996
Conagra Brands, Inc.	5,300	199,068
Darling Ingredients, Inc. (a)	700	40,880
Flowers Foods, Inc.	2,042	55,971
Fresh Del Monte Produce, Inc.	1,026	30,893
General Mills, Inc.	4,757	406,533
Hain Celestial Group, Inc. (a)	646	11,079
Hershey Co.	681	173,253
Hormel Foods Corp.	3,270	130,408
Hostess Brands, Inc. (a)	914	22,740
Ingredion, Inc.	881	89,624
J & J Snack Foods Corp.	133	19,713
J.M. Smucker Co.	1,037	163,193
John B Sanfilippo & Son, Inc.	183	17,736
Kellogg Co.	3,526	236,101
Kraft Heinz Co.	21,592	834,963

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lamb Weston Holdings, Inc.	569	$59,472
Lancaster Colony Corp.	152	30,838
McCormick & Co., Inc.	1,023	85,124
Mondelez International, Inc. Class A	7,904	551,067
Pilgrim's Pride Corp. (a)	1,388	32,174
Post Holdings, Inc. (a)	757	68,031
Seneca Foods Corp. Class A (a)	192	10,036
Simply Good Foods Co. (a)	462	18,374
Tootsie Roll Industries, Inc.	398	17,874
TreeHouse Foods, Inc. (a)	1,453	73,275
Tyson Foods, Inc. Class A	7,743	459,315
		4,476,615
GAS UTILITIES — 0.2%
Atmos Energy Corp.	772	86,742
Chesapeake Utilities Corp.	128	16,383
National Fuel Gas Co.	842	48,617
New Jersey Resources Corp.	731	38,889
Northwest Natural Holding Co.	451	21,450
ONE Gas, Inc.	363	28,760
Southwest Gas Holdings, Inc.	705	44,027
Spire, Inc.	668	46,853
UGI Corp.	5,731	199,210
		530,931
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	407	37,615
Avis Budget Group, Inc. (a)	286	55,713
CSX Corp.	8,995	269,310
Heartland Express, Inc.	1,466	23,339
J.B. Hunt Transport Services, Inc.	447	78,430
Knight-Swift Transportation Holdings, Inc.	1,810	102,410
Landstar System, Inc.	249	44,636
Marten Transport Ltd.	1,017	21,306
Norfolk Southern Corp.	1,113	235,956
Old Dominion Freight Line, Inc.	223	76,007
RXO, Inc. (a)	1,573	30,894
Ryder System, Inc.	1,355	120,920
Saia, Inc. (a)	133	36,187
Union Pacific Corp.	2,161	434,923
Werner Enterprises, Inc.	838	38,120
XPO, Inc. (a)	1,573	50,179
		1,655,945
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	6,129	620,623
Align Technology, Inc. (a)	212	70,838
AngioDynamics, Inc. (a)	328	3,392
Artivion, Inc. (a)	8	105
Avanos Medical, Inc. (a)	373	11,093
Baxter International, Inc.	2,314	93,856
Becton Dickinson & Co.	1,180	292,097
Boston Scientific Corp. (a)	5,980	299,179
CONMED Corp.	44	4,570
Cooper Cos., Inc.	187	69,818
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	1,183	$46,468
Dexcom, Inc. (a)	456	52,978
Edwards Lifesciences Corp. (a)	1,333	110,279
Embecta Corp.	211	5,933
Enovis Corp. (a)	336	17,973
Envista Holdings Corp. (a)	865	35,361
GE HealthCare Technologies, Inc. (a)	2,091	171,525
Glaukos Corp. (a)	146	7,315
Globus Medical, Inc. Class A (a)	374	21,183
Haemonetics Corp. (a)	190	15,723
Hologic, Inc. (a)	1,399	112,899
ICU Medical, Inc. (a) (b)	128	21,115
IDEXX Laboratories, Inc. (a)	105	52,508
Integer Holdings Corp. (a)	198	15,345
Integra LifeSciences Holdings Corp. (a)	358	20,553
Intuitive Surgical, Inc. (a)	753	192,369
Lantheus Holdings, Inc. (a)	94	7,761
LivaNova PLC (a)	189	8,237
Masimo Corp. (a)	147	27,127
Medtronic PLC	7,342	591,912
Merit Medical Systems, Inc. (a)	191	14,124
Neogen Corp. (a)	770	14,260
NuVasive, Inc. (a)	198	8,179
Omnicell, Inc. (a)	136	7,979
Orthofix Medical, Inc. (a)	245	4,104
Penumbra, Inc. (a)	44	12,262
QuidelOrtho Corp. (a)	549	48,910
ResMed, Inc.	169	37,009
STERIS PLC	245	46,864
Stryker Corp.	899	256,638
Tandem Diabetes Care, Inc. (a)	87	3,533
Teleflex, Inc.	112	28,371
Varex Imaging Corp. (a)	196	3,565
Zimmer Biomet Holdings, Inc.	1,124	145,221
		3,631,154
HEALTH CARE PROVIDERS & SERVICES — 5.4%
Acadia Healthcare Co., Inc. (a)	710	51,298
Addus HomeCare Corp. (a)	69	7,366
Amedisys, Inc. (a)	134	9,856
AmerisourceBergen Corp.	4,369	699,521
AMN Healthcare Services, Inc. (a)	334	27,709
Apollo Medical Holdings, Inc. (a)	235	8,570
Cardinal Health, Inc.	7,001	528,575
Centene Corp. (a)	7,810	493,670
Chemed Corp.	37	19,897
Cigna Group	4,215	1,077,059
Community Health Systems, Inc. (a)	3,460	16,954
CorVel Corp. (a)	51	9,704
Cross Country Healthcare, Inc. (a)	472	10,535
CVS Health Corp.	34,659	2,575,510
DaVita, Inc. (a)	1,475	119,637
Elevance Health, Inc.	1,909	877,777
Encompass Health Corp.	698	37,762

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Enhabit, Inc. (a)	349	$4,855
Ensign Group, Inc.	193	18,439
Fulgent Genetics, Inc. (a) (b)	509	15,891
HCA Healthcare, Inc.	2,120	559,002
HealthEquity, Inc. (a)	191	11,214
Henry Schein, Inc. (a)	1,061	86,514
Humana, Inc.	1,256	609,738
Laboratory Corp. of America Holdings	891	204,413
McKesson Corp.	3,696	1,315,961
ModivCare, Inc. (a)	129	10,846
Molina Healthcare, Inc. (a)	446	119,301
NeoGenomics, Inc. (a)	731	12,727
OmniAb, Inc. (a) (f)	38	—
Option Care Health, Inc. (a)	925	29,387
Owens & Minor, Inc. (a)	1,050	15,278
Patterson Cos., Inc.	1,240	33,195
Pediatrix Medical Group, Inc. (a)	1,228	18,309
Quest Diagnostics, Inc.	1,324	187,320
R1 RCM, Inc. (a) (b)	452	6,780
RadNet, Inc. (a)	403	10,087
Select Medical Holdings Corp.	2,751	71,113
Tenet Healthcare Corp. (a)	1,436	85,327
U.S. Physical Therapy, Inc.	85	8,322
UnitedHealth Group, Inc.	4,503	2,128,073
Universal Health Services, Inc. Class B	885	112,483
		12,245,975
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	949	18,581
Community Healthcare Trust, Inc. REIT	229	8,381
Healthpeak Properties, Inc. REIT	3,584	78,740
LTC Properties, Inc. REIT	384	13,490
Medical Properties Trust, Inc. REIT (b)	5,759	47,339
Omega Healthcare Investors, Inc. REIT	3,206	87,876
Physicians Realty Trust REIT	1,846	27,561
Sabra Health Care REIT, Inc.	3,291	37,847
Universal Health Realty Income Trust REIT	8	385
Ventas, Inc. REIT	2,653	115,008
Welltower, Inc. REIT	2,295	164,529
		599,737
HEALTH CARE TECHNOLOGY — 0.0% (e)
Computer Programs & Systems, Inc. (a)	8	241
NextGen Healthcare, Inc. (a)	376	6,546
Veradigm, Inc. (a)	1,573	20,528
		27,315
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	835	8,759
DiamondRock Hospitality Co. REIT	1,843	14,984
Host Hotels & Resorts, Inc. REIT	3,840	63,322
Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT	2,612	$32,284
Pebblebrook Hotel Trust REIT (b)	1,177	16,525
Service Properties Trust REIT	4,764	47,450
Summit Hotel Properties, Inc. REIT	1,336	9,352
Xenia Hotels & Resorts, Inc. REIT	1,015	13,286
		205,962
HOTELS, RESTAURANTS & LEISURE — 1.3%
BJ's Restaurants, Inc. (a)	138	4,021
Bloomin' Brands, Inc.	1,227	31,473
Booking Holdings, Inc. (a)	107	283,808
Boyd Gaming Corp.	561	35,971
Brinker International, Inc. (a)	596	22,648
Caesars Entertainment, Inc. (a)	718	35,046
Carnival Corp. (a) (b)	13,243	134,416
Cheesecake Factory, Inc. (b)	383	13,424
Chipotle Mexican Grill, Inc. (a)	62	105,914
Choice Hotels International, Inc. (b)	92	10,781
Churchill Downs, Inc.	33	8,483
Chuy's Holdings, Inc. (a)	51	1,828
Cracker Barrel Old Country Store, Inc. (b)	218	24,765
Darden Restaurants, Inc.	719	111,560
Dave & Buster's Entertainment, Inc. (a)	193	7,100
Dine Brands Global, Inc.	173	11,702
Domino's Pizza, Inc.	83	27,379
El Pollo Loco Holdings, Inc. (b)	650	6,234
Expedia Group, Inc. (a)	319	30,953
Golden Entertainment, Inc. (a)	249	10,834
Hilton Worldwide Holdings, Inc.	254	35,781
Jack in the Box, Inc.	145	12,701
Las Vegas Sands Corp. (a)	3,801	218,367
Light & Wonder, Inc. Class A (a)	443	26,602
Marriott International, Inc. Class A	571	94,809
Marriott Vacations Worldwide Corp.	168	22,657
McDonald's Corp.	2,345	655,685
MGM Resorts International	2,563	113,848
Monarch Casino & Resort, Inc.	185	13,718
Norwegian Cruise Line Holdings Ltd. (a)	2,242	30,155
Papa John's International, Inc.	137	10,265
Penn Entertainment, Inc. (a) (b)	1,282	38,024
Royal Caribbean Cruises Ltd. (a)	1,187	77,511
Ruth's Hospitality Group, Inc.	164	2,693
Sabre Corp. (a) (b)	1,308	5,611
Shake Shack, Inc. Class A (a)	35	1,942
Six Flags Entertainment Corp. (a)	363	9,696
Starbucks Corp.	4,876	507,738
Texas Roadhouse, Inc.	347	37,497
Travel & Leisure Co.	694	27,205
Wendy's Co.	1,196	26,049
Wyndham Hotels & Resorts, Inc.	200	13,570
Wynn Resorts Ltd. (a)	390	43,645
Yum! Brands, Inc.	844	111,476
		3,055,585

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.4%
Cavco Industries, Inc. (a)	46	$14,616
Century Communities, Inc.	769	49,155
DR Horton, Inc.	4,325	422,509
Ethan Allen Interiors, Inc. (b)	385	10,572
Garmin Ltd.	1,022	103,140
Helen of Troy Ltd. (a) (b)	145	13,800
Installed Building Products, Inc.	139	15,850
iRobot Corp. (a)	185	8,073
KB Home	2,228	89,521
La-Z-Boy, Inc.	1,146	33,326
Leggett & Platt, Inc.	1,793	57,161
Lennar Corp. Class A	6,788	713,487
LGI Homes, Inc. (a)	303	34,551
M/I Homes, Inc. (a)	747	47,128
MDC Holdings, Inc.	1,476	57,372
Meritage Homes Corp.	973	113,608
Mohawk Industries, Inc. (a)	1,425	142,814
Newell Brands, Inc.	9,827	122,248
NVR, Inc. (a)	20	111,444
PulteGroup, Inc.	6,140	357,839
Sonos, Inc. (a)	585	11,478
Taylor Morrison Home Corp. (a)	3,193	122,164
Tempur Sealy International, Inc.	1,184	46,756
Toll Brothers, Inc.	2,913	174,867
TopBuild Corp. (a)	167	34,759
Tri Pointe Homes, Inc. (a)	2,894	73,276
Whirlpool Corp.	1,445	190,769
		3,172,283
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (a)	187	7,678
Central Garden & Pet Co. Class A (a)	570	22,270
Church & Dwight Co., Inc.	743	65,688
Clorox Co.	700	110,768
Colgate-Palmolive Co.	3,532	265,430
Energizer Holdings, Inc.	824	28,593
Kimberly-Clark Corp.	2,313	310,451
Procter & Gamble Co.	9,903	1,472,477
WD-40 Co. (b)	4	712
		2,284,067
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,441	106,939
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,536	581,889
General Electric Co.	6,386	610,502
Honeywell International, Inc.	3,234	618,082
		1,810,473
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	94	15,540
First Industrial Realty Trust, Inc. REIT	439	23,355
Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	74	$5,623
LXP Industrial Trust REIT	2,218	22,868
Prologis, Inc. REIT	2,986	372,563
Rexford Industrial Realty, Inc. REIT	343	20,460
Star Holdings (a)	156	2,713
		463,122
INSURANCE — 4.6%
Aflac, Inc.	7,789	502,546
Allstate Corp.	3,651	404,567
Ambac Financial Group, Inc. (a)	1,015	15,712
American Equity Investment Life Holding Co.	1,884	68,747
American Financial Group, Inc.	1,854	225,261
American International Group, Inc.	10,227	515,032
AMERISAFE, Inc.	189	9,252
Aon PLC Class A	452	142,511
Arthur J Gallagher & Co.	753	144,056
Assurant, Inc.	629	75,524
Assured Guaranty Ltd.	932	46,852
Brighthouse Financial, Inc. (a)	2,017	88,970
Brown & Brown, Inc.	895	51,391
Chubb Ltd.	4,185	812,643
Cincinnati Financial Corp.	1,515	169,801
CNO Financial Group, Inc.	3,122	69,277
Employers Holdings, Inc.	376	15,675
Everest Re Group Ltd.	1,057	378,427
First American Financial Corp.	2,852	158,742
Genworth Financial, Inc. Class A (a)	13,261	66,570
Globe Life, Inc.	1,240	136,425
Hanover Insurance Group, Inc.	535	68,747
Hartford Financial Services Group, Inc.	4,491	312,978
HCI Group, Inc. (b)	55	2,948
Horace Mann Educators Corp.	1,070	35,824
James River Group Holdings Ltd.	976	20,154
Kemper Corp.	1,708	93,359
Kinsale Capital Group, Inc.	56	16,808
Lincoln National Corp.	4,108	92,307
Loews Corp.	5,301	307,564
Marsh & McLennan Cos., Inc.	1,468	244,495
Mercury General Corp.	839	26,630
MetLife, Inc.	17,757	1,028,841
Old Republic International Corp.	7,415	185,153
Primerica, Inc.	329	56,667
Principal Financial Group, Inc.	6,148	456,919
ProAssurance Corp.	835	15,431
Progressive Corp.	6,710	959,933
Prudential Financial, Inc.	9,980	825,745
Reinsurance Group of America, Inc.	1,810	240,296
RenaissanceRe Holdings Ltd.	582	116,598
RLI Corp.	183	24,323
Safety Insurance Group, Inc.	186	13,861
Selective Insurance Group, Inc.	549	52,336
SiriusPoint Ltd. (a)	2,762	22,455

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Stewart Information Services Corp.	710	$28,649
Travelers Cos., Inc.	3,227	553,140
United Fire Group, Inc.	601	15,957
Universal Insurance Holdings, Inc.	848	15,451
Unum Group	4,983	197,127
W R Berkley Corp.	2,066	128,629
Willis Towers Watson PLC	748	173,820
		10,431,126
INTERACTIVE MEDIA & SERVICES — 2.8%
Alphabet, Inc. Class A (a)	17,929	1,859,775
Alphabet, Inc. Class C (a)	15,847	1,648,088
Cars.com, Inc. (a)	842	16,251
Match Group, Inc. (a)	595	22,842
Meta Platforms, Inc. Class A (a)	13,070	2,770,056
QuinStreet, Inc. (a)	645	10,236
Shutterstock, Inc.	123	8,930
TripAdvisor, Inc. (a)	534	10,605
Yelp, Inc. (a)	507	15,565
Ziff Davis, Inc. (a)	322	25,132
		6,387,480
IT SERVICES — 1.1%
Accenture PLC Class A	1,637	467,871
Akamai Technologies, Inc. (a)	658	51,521
Cognizant Technology Solutions Corp. Class A	2,883	175,661
DXC Technology Co. (a)	6,355	162,434
EPAM Systems, Inc. (a)	165	49,335
Gartner, Inc. (a)	217	70,692
International Business Machines Corp.	10,362	1,358,355
Kyndryl Holdings, Inc. (a)	5,658	83,512
Perficient, Inc. (a)	129	9,313
VeriSign, Inc. (a)	249	52,621
		2,481,315
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	587	48,134
Hasbro, Inc.	1,008	54,119
Mattel, Inc. (a)	1,516	27,910
Polaris, Inc.	630	69,697
Sturm Ruger & Co., Inc.	180	10,339
Topgolf Callaway Brands Corp. (a)	1,585	34,268
Vista Outdoor, Inc. (a)	847	23,470
YETI Holdings, Inc. (a)	215	8,600
		276,537
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	637	88,123
Azenta, Inc. (a)	180	8,032
Bio-Rad Laboratories, Inc. Class A (a)	587	281,185
Bio-Techne Corp.	176	13,057
Bruker Corp.	351	27,673
Charles River Laboratories International, Inc. (a)	215	43,391
Danaher Corp.	1,711	431,241
Security Description	Shares	Value
Illumina, Inc. (a)	334	$77,672
IQVIA Holdings, Inc. (a)	776	154,339
Medpace Holdings, Inc. (a)	135	25,387
Mettler-Toledo International, Inc. (a)	47	71,920
PerkinElmer, Inc.	390	51,971
Repligen Corp. (a)	104	17,509
Syneos Health, Inc. (a)	700	24,934
Thermo Fisher Scientific, Inc.	854	492,220
Waters Corp. (a)	188	58,210
West Pharmaceutical Services, Inc.	88	30,489
		1,897,353
MACHINERY — 1.9%
3D Systems Corp. (a)	208	2,230
AGCO Corp.	613	82,878
Alamo Group, Inc.	65	11,970
Albany International Corp. Class A	185	16,532
Astec Industries, Inc.	186	7,672
Barnes Group, Inc.	488	19,657
Caterpillar, Inc.	2,919	667,984
Chart Industries, Inc. (a) (b)	147	18,434
CIRCOR International, Inc. (a)	175	5,446
Crane Holdings Co.	407	46,194
Cummins, Inc.	1,403	335,149
Deere & Co.	1,143	471,922
Donaldson Co., Inc.	676	44,170
Dover Corp.	571	86,758
Enerpac Tool Group Corp.	382	9,741
EnPro Industries, Inc.	224	23,271
Esab Corp.	336	19,848
ESCO Technologies, Inc.	185	17,658
Federal Signal Corp.	381	20,654
Flowserve Corp.	1,037	35,258
Fortive Corp.	1,933	131,773
Franklin Electric Co., Inc.	199	18,726
Graco, Inc.	531	38,768
Greenbrier Cos., Inc.	503	16,182
Hillenbrand, Inc.	699	33,223
IDEX Corp.	276	63,764
Illinois Tool Works, Inc.	1,157	281,672
Ingersoll Rand, Inc.	1,179	68,594
ITT, Inc.	456	39,353
John Bean Technologies Corp.	146	15,956
Kennametal, Inc.	925	25,511
Lincoln Electric Holdings, Inc.	224	37,878
Lindsay Corp.	6	907
Middleby Corp. (a)	296	43,397
Mueller Industries, Inc.	509	37,401
Nordson Corp.	190	42,229
Oshkosh Corp.	727	60,472
Otis Worldwide Corp.	1,225	103,390
PACCAR, Inc.	5,197	380,420
Parker-Hannifin Corp.	699	234,941
Pentair PLC	839	46,372
Proto Labs, Inc. (a)	30	995
Snap-on, Inc.	419	103,447

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SPX Technologies, Inc. (a)	391	$27,597
Standex International Corp.	116	14,203
Stanley Black & Decker, Inc.	1,254	101,047
Tennant Co.	168	11,513
Terex Corp.	932	45,090
Timken Co.	920	75,182
Titan International, Inc. (a)	497	5,209
Toro Co.	380	42,241
Trinity Industries, Inc.	1,313	31,985
Wabash National Corp.	1,417	34,844
Watts Water Technologies, Inc. Class A	189	31,812
Westinghouse Air Brake Technologies Corp.	1,038	104,900
Xylem, Inc.	739	77,373
		4,371,793
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	572	39,868
Matson, Inc.	367	21,899
		61,767
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	1,016	17,861
Cable One, Inc.	23	16,146
Charter Communications, Inc. Class A (a)	1,477	528,190
Comcast Corp. Class A	42,218	1,600,484
DISH Network Corp. Class A (a)	6,487	60,524
EW Scripps Co. Class A (a)	1,660	15,621
Fox Corp. Class A	3,493	118,937
Fox Corp. Class B	1,616	50,597
Gannett Co., Inc. (a)	4,619	8,638
Interpublic Group of Cos., Inc.	3,818	142,182
John Wiley & Sons, Inc. Class A	547	21,207
New York Times Co. Class A	360	13,997
News Corp. Class A	3,772	65,143
News Corp. Class B	1,238	21,578
Omnicom Group, Inc.	2,013	189,906
Paramount Global Class B	13,387	298,664
Scholastic Corp.	388	13,277
TEGNA, Inc.	2,136	36,120
Thryv Holdings, Inc. (a)	806	18,586
		3,237,658
METALS & MINING — 0.8%
Alcoa Corp.	733	31,196
Arconic Corp. (a)	1,407	36,906
ATI, Inc. (a)	1,177	46,444
Carpenter Technology Corp.	543	24,305
Century Aluminum Co. (a)	516	5,160
Cleveland-Cliffs, Inc. (a)	3,528	64,668
Commercial Metals Co.	1,745	85,331
Compass Minerals International, Inc.	377	12,927
Freeport-McMoRan, Inc.	4,995	204,345
Haynes International, Inc.	188	9,417
Security Description	Shares	Value
Kaiser Aluminum Corp.	186	$13,881
Materion Corp.	189	21,924
Newmont Corp.	4,283	209,953
Nucor Corp.	2,611	403,321
Olympic Steel, Inc.	377	19,683
Reliance Steel & Aluminum Co.	702	180,231
Royal Gold, Inc.	263	34,114
Steel Dynamics, Inc.	1,958	221,372
SunCoke Energy, Inc.	2,150	19,307
TimkenSteel Corp. (a)	548	10,050
Tredegar Corp.	561	5,122
U.S. Steel Corp.	6,256	163,282
Warrior Met Coal, Inc.	724	26,578
Worthington Industries, Inc.	801	51,785
		1,901,302
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,648	33,963
ARMOUR Residential REIT, Inc. (b)	3,512	18,438
Ellington Financial, Inc. REIT (b)	738	9,011
Franklin BSP Realty Trust, Inc. REIT	882	10,522
Invesco Mortgage Capital, Inc. REIT (b)	896	9,937
KKR Real Estate Finance Trust, Inc. REIT	1,184	13,486
New York Mortgage Trust, Inc. REIT (a)	2,475	24,651
PennyMac Mortgage Investment Trust REIT (b)	2,453	30,245
Ready Capital Corp. REIT (b)	892	9,072
Redwood Trust, Inc. REIT	3,167	21,345
Two Harbors Investment Corp. REIT	2,589	38,084
		218,754
MULTI-UTILITIES — 1.0%
Ameren Corp.	1,711	147,813
Avista Corp.	704	29,885
Black Hills Corp.	548	34,579
CenterPoint Energy, Inc.	4,183	123,231
CMS Energy Corp.	1,935	118,770
Consolidated Edison, Inc.	3,500	334,845
Dominion Energy, Inc.	6,720	375,715
DTE Energy Co.	1,899	208,017
NiSource, Inc.	3,027	84,635
NorthWestern Corp.	660	38,188
Public Service Enterprise Group, Inc.	3,880	242,306
Sempra Energy	2,194	331,645
Unitil Corp.	232	13,233
WEC Energy Group, Inc.	2,210	209,486
		2,292,348

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	659	$82,764
Boston Properties, Inc. REIT	759	41,077
Brandywine Realty Trust REIT	2,546	12,042
Corporate Office Properties Trust REIT	1,018	24,137
Cousins Properties, Inc. REIT	1,241	26,532
Douglas Emmett, Inc. REIT	1,397	17,225
Easterly Government Properties, Inc. REIT	551	7,571
Highwoods Properties, Inc. REIT	1,020	23,654
Hudson Pacific Properties, Inc. REIT	1,498	9,962
JBG SMITH Properties REIT	998	15,030
Kilroy Realty Corp. REIT	878	28,447
Office Properties Income Trust REIT	1,371	16,863
SL Green Realty Corp. REIT (b)	617	14,512
Vornado Realty Trust REIT	4,133	63,524
		383,340
OIL, GAS & CONSUMABLE FUELS — 7.5%
Antero Midstream Corp.	8,428	88,410
APA Corp.	2,223	80,161
Callon Petroleum Co. (a)	747	24,980
Chevron Corp.	14,275	2,329,109
Civitas Resources, Inc.	337	23,031
CNX Resources Corp. (a)	2,715	43,494
ConocoPhillips	7,186	712,923
CONSOL Energy, Inc.	417	24,299
Coterra Energy, Inc.	3,269	80,221
Devon Energy Corp.	2,691	136,191
Diamondback Energy, Inc.	1,292	174,640
Dorian LPG Ltd.	824	16,431
DT Midstream, Inc. (a)	737	36,386
EOG Resources, Inc.	3,452	395,703
EQT Corp.	3,648	116,408
Equitrans Midstream Corp.	11,487	66,395
Exxon Mobil Corp.	47,408	5,198,761
Green Plains, Inc. (a)	527	16,332
Hess Corp.	937	124,003
HF Sinclair Corp.	3,576	173,007
Kinder Morgan, Inc.	53,635	939,149
Marathon Oil Corp.	5,030	120,519
Marathon Petroleum Corp.	12,253	1,652,072
Matador Resources Co.	731	34,832
Murphy Oil Corp.	1,952	72,185
Occidental Petroleum Corp.	5,065	316,208
ONEOK, Inc.	3,541	224,995
Par Pacific Holdings, Inc. (a)	1,377	40,208
PBF Energy, Inc. Class A	3,029	131,337
PDC Energy, Inc.	747	47,942
Phillips 66	12,731	1,290,669
Pioneer Natural Resources Co.	979	199,951
Range Resources Corp.	1,167	30,890
Ranger Oil Corp. Class A	581	23,728
Security Description	Shares	Value
REX American Resources Corp. (a)	24	$686
SM Energy Co.	812	22,866
Southwestern Energy Co. (a)	6,249	31,245
Talos Energy, Inc. (a)	1,730	25,673
Targa Resources Corp.	1,223	89,218
Valero Energy Corp.	10,383	1,449,467
Vital Energy, Inc. (a)	386	17,578
Williams Cos., Inc.	9,676	288,925
World Fuel Services Corp.	1,838	46,961
		16,958,189
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	390	13,034
Louisiana-Pacific Corp.	1,013	54,914
Mercer International, Inc.	1,382	13,509
Sylvamo Corp.	911	42,143
		123,600
PASSENGER AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	1,287	54,003
Allegiant Travel Co. (a)	145	13,337
American Airlines Group, Inc. (a)	7,154	105,521
Delta Air Lines, Inc. (a)	7,293	254,672
Hawaiian Holdings, Inc. (a)	1,571	14,390
JetBlue Airways Corp. (a)	3,931	28,618
SkyWest, Inc. (a)	1,406	31,171
Southwest Airlines Co.	3,943	128,305
United Airlines Holdings, Inc. (a)	4,502	199,213
		829,230
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	490	16,660
Coty, Inc. Class A (a)	9,573	115,450
Edgewell Personal Care Co.	645	27,361
elf Beauty, Inc. (a)	222	18,282
Estee Lauder Cos., Inc. Class A	792	195,196
Inter Parfums, Inc.	187	26,599
Medifast, Inc.	89	9,227
Nu Skin Enterprises, Inc. Class A	679	26,692
USANA Health Sciences, Inc. (a)	187	11,762
		447,229
PHARMACEUTICALS — 3.2%
Amphastar Pharmaceuticals, Inc. (a)	403	15,113
Bristol-Myers Squibb Co.	11,849	821,254
Catalent, Inc. (a)	548	36,009
Collegium Pharmaceutical, Inc. (a)	393	9,428
Corcept Therapeutics, Inc. (a)	833	18,043
Eli Lilly & Co.	1,733	595,147
Innoviva, Inc. (a)	845	9,506
Jazz Pharmaceuticals PLC (a)	350	51,215
Johnson & Johnson	12,601	1,953,155
Ligand Pharmaceuticals, Inc. (a)	51	3,752
Merck & Co., Inc.	14,828	1,577,551
Nektar Therapeutics (a)	651	458
Organon & Co.	3,389	79,709
Pacira BioSciences, Inc. (a)	185	7,550

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	1,931	$69,265
Pfizer, Inc.	38,834	1,584,427
Phibro Animal Health Corp. Class A	547	8,380
Prestige Consumer Healthcare, Inc. (a)	390	24,426
Supernus Pharmaceuticals, Inc. (a)	384	13,912
Viatris, Inc.	32,470	312,361
Zoetis, Inc.	549	91,376
		7,282,037
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	402	33,233
Automatic Data Processing, Inc.	1,099	244,670
Broadridge Financial Solutions, Inc.	376	55,110
CACI International, Inc. Class A (a)	220	65,182
Concentrix Corp.	231	28,078
CSG Systems International, Inc.	192	10,310
Equifax, Inc.	249	50,507
ExlService Holdings, Inc. (a)	106	17,154
Exponent, Inc.	32	3,190
Forrester Research, Inc. (a)	8	259
FTI Consulting, Inc. (a)	198	39,075
Genpact Ltd.	958	44,279
Heidrick & Struggles International, Inc.	192	5,829
Insperity, Inc.	321	39,018
Jacobs Solutions, Inc.	708	83,197
KBR, Inc.	870	47,893
Kelly Services, Inc. Class A	1,022	16,955
Korn Ferry	374	19,351
Leidos Holdings, Inc.	1,076	99,057
ManpowerGroup, Inc.	1,407	116,120
Maximus, Inc.	479	37,697
NV5 Global, Inc. (a)	86	8,941
Paychex, Inc.	1,003	114,934
Resources Connection, Inc.	393	6,705
Robert Half International, Inc.	523	42,138
Science Applications International Corp.	547	58,781
TrueBlue, Inc. (a)	475	8,455
TTEC Holdings, Inc.	213	7,930
Verisk Analytics, Inc.	224	42,977
		1,347,025
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	3,033	16,014
CBRE Group, Inc. Class A (a)	2,231	162,439
Douglas Elliman, Inc.	914	2,843
Jones Lang LaSalle, Inc. (a)	490	71,290
Marcus & Millichap, Inc.	379	12,170
RE/MAX Holdings, Inc. Class A	374	7,016
St. Joe Co.	199	8,280
		280,052
RESIDENTIAL REITs — 0.2%
Apartment Income REIT Corp.	752	26,929
AvalonBay Communities, Inc. REIT	651	109,407
Security Description	Shares	Value
Camden Property Trust REIT	390	$40,888
Centerspace REIT	185	10,106
Elme Communities REIT	1,021	18,235
Equity Residential REIT	1,820	109,200
Essex Property Trust, Inc. REIT	254	53,122
Independence Realty Trust, Inc. REIT	600	9,618
Mid-America Apartment Communities, Inc. REIT	390	58,906
NexPoint Residential Trust, Inc. REIT	89	3,887
UDR, Inc. REIT	1,038	42,620
Veris Residential, Inc. REIT (a)	1,019	14,918
		497,836
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	561	7,826
Agree Realty Corp. REIT	471	32,315
Brixmor Property Group, Inc. REIT	2,239	48,183
Federal Realty Investment Trust REIT	367	36,271
Getty Realty Corp. REIT	549	19,781
Kimco Realty Corp. REIT	3,456	67,496
Kite Realty Group Trust REIT	924	19,330
Macerich Co. REIT	2,853	30,242
National Retail Properties, Inc. REIT	1,526	67,373
Realty Income Corp. REIT	2,595	164,315
Regency Centers Corp. REIT	1,151	70,418
Retail Opportunity Investments Corp. REIT	689	9,618
RPT Realty REIT	834	7,931
Saul Centers, Inc. REIT	177	6,903
Simon Property Group, Inc. REIT	1,038	116,225
SITE Centers Corp. REIT	1,659	20,373
Spirit Realty Capital, Inc. REIT	1,175	46,812
Tanger Factory Outlet Centers, Inc. REIT	1,234	24,223
Urban Edge Properties REIT	1,026	15,452
Urstadt Biddle Properties, Inc. Class A REIT	549	9,646
Whitestone REIT	441	4,057
		824,790
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Micro Devices, Inc. (a)	1,872	183,475
Amkor Technology, Inc.	2,664	69,317
Analog Devices, Inc.	1,345	265,261
Applied Materials, Inc.	2,578	316,656
Axcelis Technologies, Inc. (a)	219	29,182
Broadcom, Inc.	1,479	948,838
CEVA, Inc. (a)	188	5,721
Cirrus Logic, Inc. (a)	374	40,908
Cohu, Inc. (a)	142	5,451
Diodes, Inc. (a)	199	18,459
Enphase Energy, Inc. (a)	149	31,332
First Solar, Inc. (a)	719	156,383

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
FormFactor, Inc. (a)	371	$11,816
Ichor Holdings Ltd. (a)	153	5,009
Intel Corp.	57,738	1,886,300
KLA Corp.	385	153,680
Kulicke & Soffa Industries, Inc.	324	17,072
Lam Research Corp.	475	251,807
Lattice Semiconductor Corp. (a)	213	20,342
MaxLinear, Inc. (a)	383	13,485
Microchip Technology, Inc.	1,444	120,978
Micron Technology, Inc.	8,620	520,131
MKS Instruments, Inc.	295	26,143
Monolithic Power Systems, Inc.	43	21,523
NVIDIA Corp.	2,001	555,818
NXP Semiconductors NV	898	167,455
Onto Innovation, Inc. (a)	181	15,906
Photronics, Inc. (a)	1,040	17,243
Power Integrations, Inc.	115	9,734
Qorvo, Inc. (a)	704	71,505
QUALCOMM, Inc.	4,724	602,688
Rambus, Inc. (a)	382	19,581
Semtech Corp. (a)	195	4,707
Silicon Laboratories, Inc. (a)	261	45,698
Skyworks Solutions, Inc.	862	101,699
SMART Global Holdings, Inc. (a)	775	13,361
SolarEdge Technologies, Inc. (a)	70	21,277
Synaptics, Inc. (a)	146	16,228
Teradyne, Inc.	389	41,821
Texas Instruments, Inc.	3,809	708,512
Ultra Clean Holdings, Inc. (a)	199	6,599
Universal Display Corp.	6	931
Veeco Instruments, Inc. (a)	200	4,226
Wolfspeed, Inc. (a) (b)	182	11,821
		7,556,079
SOFTWARE — 3.0%
ACI Worldwide, Inc. (a)	645	17,402
Adeia, Inc.	866	7,673
Adobe, Inc. (a)	1,008	388,453
Agilysys, Inc. (a)	27	2,228
Alarm.com Holdings, Inc. (a)	148	7,441
ANSYS, Inc. (a)	221	73,549
Aspen Technology, Inc. (a)	67	15,334
Autodesk, Inc. (a)	354	73,689
Blackbaud, Inc. (a)	186	12,890
Cadence Design Systems, Inc. (a)	580	121,852
Cerence, Inc. (a)	343	9,635
Ceridian HCM Holding, Inc. (a)	333	24,382
CommVault Systems, Inc. (a)	189	10,724
Consensus Cloud Solutions, Inc. (a)	54	1,841
Ebix, Inc.	350	4,617
Envestnet, Inc. (a)	191	11,206
Fair Isaac Corp. (a)	63	44,269
Fortinet, Inc. (a)	775	51,507
Gen Digital, Inc.	3,118	53,505
InterDigital, Inc. (b)	197	14,361
Intuit, Inc.	231	102,987
Security Description	Shares	Value
LivePerson, Inc. (a)	186	$820
LiveRamp Holdings, Inc. (a)	383	8,399
Manhattan Associates, Inc. (a)	132	20,440
Microsoft Corp.	11,804	3,403,093
NCR Corp. (a)	1,240	29,252
OneSpan, Inc. (a)	181	3,168
Oracle Corp.	12,276	1,140,686
Paycom Software, Inc. (a)	70	21,281
Paylocity Holding Corp. (a)	54	10,734
Progress Software Corp.	185	10,628
PTC, Inc. (a)	328	42,059
Qualys, Inc. (a)	119	15,472
Roper Technologies, Inc.	278	122,512
Salesforce, Inc. (a)	2,619	523,224
ServiceNow, Inc. (a)	249	115,715
SPS Commerce, Inc. (a)	124	18,885
Synopsys, Inc. (a)	327	126,304
Teradata Corp. (a)	550	22,154
Tyler Technologies, Inc. (a)	91	32,272
Xperi, Inc. (a)	346	3,782
		6,720,425
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	1,200	245,208
Crown Castle, Inc. REIT	1,480	198,083
Digital Realty Trust, Inc. REIT	1,184	116,399
EPR Properties REIT	663	25,260
Equinix, Inc. REIT	242	174,492
Extra Space Storage, Inc. REIT	402	65,498
Four Corners Property Trust, Inc. REIT	662	17,781
Iron Mountain, Inc. REIT	1,631	86,296
Lamar Advertising Co. Class A REIT	476	47,548
Life Storage, Inc. REIT	273	35,788
National Storage Affiliates Trust REIT	387	16,169
PotlatchDeltic Corp. REIT	1,104	54,648
Public Storage REIT	552	166,781
Rayonier, Inc. REIT	577	19,191
SBA Communications Corp. REIT	88	22,974
Uniti Group, Inc. REIT	1,165	4,136
Weyerhaeuser Co. REIT	5,170	155,772
		1,452,024
SPECIALTY RETAIL — 2.6%
Aaron's Co., Inc.	999	9,650
Abercrombie & Fitch Co. Class A (a)	1,475	40,931
Academy Sports & Outdoors, Inc.	2,288	149,292
Advance Auto Parts, Inc.	405	49,252
American Eagle Outfitters, Inc.	4,648	62,469
America's Car-Mart, Inc. (a)	157	12,436
Asbury Automotive Group, Inc. (a)	596	125,160
AutoNation, Inc. (a)	915	122,939
AutoZone, Inc. (a)	84	206,485
Bath & Body Works, Inc.	1,990	72,794

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Best Buy Co., Inc.	5,416	$423,910
Boot Barn Holdings, Inc. (a)	145	11,113
Buckle, Inc.	779	27,803
Caleres, Inc.	1,060	22,928
CarMax, Inc. (a)	1,558	100,148
Chico's FAS, Inc. (a)	3,907	21,489
Children's Place, Inc. (a)	200	8,050
Designer Brands, Inc. Class A (b)	1,491	13,031
Dick's Sporting Goods, Inc.	1,615	229,152
Five Below, Inc. (a)	186	38,310
Foot Locker, Inc.	2,277	90,374
GameStop Corp. Class A (a)	628	14,457
Gap, Inc.	5,867	58,905
Genesco, Inc. (a)	407	15,010
Group 1 Automotive, Inc.	433	98,040
Guess?, Inc.	1,199	23,333
Haverty Furniture Cos., Inc. (b)	195	6,223
Hibbett, Inc.	345	20,348
Home Depot, Inc.	4,900	1,446,088
Lithia Motors, Inc.	387	88,596
Lowe's Cos., Inc.	3,429	685,697
MarineMax, Inc. (a)	374	10,753
Monro, Inc.	189	9,342
Murphy USA, Inc.	590	152,250
ODP Corp. (a)	1,196	53,796
O'Reilly Automotive, Inc. (a)	266	225,829
PetMed Express, Inc. (b)	546	8,867
RH (a)	136	33,123
Ross Stores, Inc.	1,648	174,902
Sally Beauty Holdings, Inc. (a)	2,862	44,590
Shoe Carnival, Inc. (b)	294	7,541
Signet Jewelers Ltd.	1,358	105,625
Sleep Number Corp. (a)	581	17,668
Sonic Automotive, Inc. Class A	627	34,071
TJX Cos., Inc.	5,533	433,566
Tractor Supply Co.	407	95,661
Ulta Beauty, Inc. (a)	211	115,136
Upbound Group, Inc.	1,569	38,456
Urban Outfitters, Inc. (a)	1,698	47,069
Victoria's Secret & Co. (a)	994	33,945
Williams-Sonoma, Inc.	569	69,225
Zumiez, Inc. (a)	326	6,011
		6,011,839
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	27,513	4,536,894
Corsair Gaming, Inc. (a)	588	10,790
Hewlett Packard Enterprise Co.	34,433	548,518
HP, Inc.	12,435	364,967
NetApp, Inc.	1,198	76,492
Seagate Technology Holdings PLC	2,012	133,033
Western Digital Corp. (a)	4,377	164,882
Xerox Holdings Corp.	3,192	49,157
		5,884,733
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	981	$46,107
Carter's, Inc.	370	26,610
Columbia Sportswear Co.	461	41,601
Crocs, Inc. (a)	389	49,185
Deckers Outdoor Corp. (a)	156	70,130
G-III Apparel Group Ltd. (a)	1,389	21,599
Hanesbrands, Inc. (b)	4,671	24,570
Kontoor Brands, Inc.	678	32,809
Movado Group, Inc.	192	5,524
NIKE, Inc. Class B	2,708	332,109
Oxford Industries, Inc.	187	19,745
PVH Corp.	1,814	161,736
Ralph Lauren Corp. (b)	561	65,452
Skechers USA, Inc. Class A (a)	1,500	71,280
Steven Madden Ltd.	388	13,968
Tapestry, Inc.	2,029	87,470
Under Armour, Inc. Class A (a)	1,290	12,242
Under Armour, Inc. Class C (a)	1,021	8,709
VF Corp.	2,478	56,771
Wolverine World Wide, Inc.	565	9,633
		1,157,250
TOBACCO — 0.8%
Altria Group, Inc.	14,248	635,746
Philip Morris International, Inc.	12,379	1,203,858
Universal Corp.	705	37,287
Vector Group Ltd.	3,395	40,774
		1,917,665
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	246	34,964
Boise Cascade Co.	1,041	65,843
DXP Enterprises, Inc. (a)	377	10,149
Fastenal Co.	1,466	79,076
GATX Corp.	266	29,265
GMS, Inc. (a)	540	31,261
MSC Industrial Direct Co., Inc. Class A	562	47,208
NOW, Inc. (a)	1,809	20,170
United Rentals, Inc.	483	191,152
Univar Solutions, Inc. (a)	1,888	66,137
Veritiv Corp.	375	50,678
W.W. Grainger, Inc.	251	172,891
Watsco, Inc. (b)	190	60,450
		859,244
WATER UTILITIES — 0.1%
American States Water Co.	185	16,445
American Water Works Co., Inc.	809	118,511
California Water Service Group	302	17,576
Essential Utilities, Inc.	1,259	54,955
		207,487
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Shenandoah Telecommunications Co.	1,303	24,783

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Telephone & Data Systems, Inc.	2,890	$30,374
T-Mobile U.S., Inc. (a)	8,292	1,201,013
		1,256,170
TOTAL COMMON STOCKS (Cost $241,775,456)		226,980,183
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b)	62	1,163
TOTAL WARRANTS (Cost $0)		1,163
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g) (h)	240,677	240,701
State Street Navigator Securities Lending Portfolio II (d) (i)	826,258	826,258
TOTAL SHORT-TERM INVESTMENTS (Cost $1,066,973)		1,066,959
TOTAL INVESTMENTS — 100.3% (Cost $242,842,429)		228,048,305
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(618,673)
NET ASSETS — 100.0%		$227,429,632

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$226,980,183	$—	$0(a)	$226,980,183
Warrants	1,163	—	—	1,163
Short-Term Investments	1,066,959	—	—	1,066,959
TOTAL INVESTMENTS	$228,048,305	$—	$0	$228,048,305
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	3,390	$208,994	$43,306	$22,720	$856	$45,606	3,647	$276,042	$6,611
State Street Institutional Liquid Reserves Fund, Premier Class	127,381	127,368	6,798,167	6,684,873	51	(12)	240,677	240,701	6,220
State Street Navigator Securities Lending Portfolio II	762,292	762,292	6,172,259	6,108,293	—	—	826,258	826,258	4,706
Total		$1,098,654	$13,013,732	$12,815,886	$907	$45,594		$1,343,001	$17,537
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Axon Enterprise, Inc. (a)	103,615	$23,297,833
Curtiss-Wright Corp.	58,718	10,349,634
Mercury Systems, Inc. (a)	51,757	2,645,818
		36,293,285
AUTOMOBILE COMPONENTS — 1.3%
Autoliv, Inc.	38,000	3,547,680
Fox Factory Holding Corp. (a)	64,775	7,861,742
Gentex Corp.	165,194	4,630,388
Visteon Corp. (a)	43,067	6,754,197
		22,794,007
AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	128,284	4,870,943
BANKS — 3.5%
Bank of Hawaii Corp. (b)	31,658	1,648,749
Cathay General Bancorp	56,630	1,954,868
Columbia Banking System, Inc.	166,894	3,574,869
Commerce Bancshares, Inc.	118,474	6,912,958
Cullen/Frost Bankers, Inc.	66,440	6,998,789
East West Bancorp, Inc.	110,874	6,153,507
First Financial Bankshares, Inc.	106,654	3,402,263
First Horizon Corp.	542,697	9,649,153
Fulton Financial Corp.	127,626	1,763,791
Glacier Bancorp, Inc.	91,514	3,844,503
Hancock Whitney Corp.	65,147	2,371,351
International Bancshares Corp.	50,010	2,141,428
SouthState Corp. (b)	66,100	4,710,286
United Bankshares, Inc.	98,625	3,471,600
		58,598,115
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	9,995	3,285,357
Celsius Holdings, Inc. (a) (b)	62,296	5,789,790
		9,075,147
BIOTECHNOLOGY — 3.0%
Arrowhead Pharmaceuticals, Inc. (a)	78,954	2,005,432
Exelixis, Inc. (a)	497,720	9,660,745
Halozyme Therapeutics, Inc. (a)	207,170	7,911,822
Neurocrine Biosciences, Inc. (a)	148,457	15,026,818
United Therapeutics Corp. (a)	69,828	15,638,679
		50,243,496
BROADLINE RETAIL — 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	43,380	2,513,437
BUILDING PRODUCTS — 4.6%
Advanced Drainage Systems, Inc.	73,800	6,214,698
Builders FirstSource, Inc. (a)	225,616	20,030,188
Carlisle Cos., Inc.	79,311	17,929,838
Lennox International, Inc.	30,647	7,700,978
Security Description	Shares	Value
Owens Corning	77,336	$7,408,789
Simpson Manufacturing Co., Inc.	65,240	7,152,914
Trex Co., Inc. (a)	89,048	4,333,966
UFP Industries, Inc.	94,965	7,546,869
		78,318,240
CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.	38,099	5,426,060
Evercore, Inc. Class A	27,544	3,178,027
Federated Hermes, Inc.	89,297	3,584,382
Interactive Brokers Group, Inc. Class A	88,845	7,335,043
Jefferies Financial Group, Inc.	277,245	8,799,756
SEI Investments Co.	156,210	8,989,885
		37,313,153
CHEMICALS — 3.8%
Ashland, Inc.	51,435	5,282,889
Axalta Coating Systems Ltd. (a)	152,000	4,604,080
Cabot Corp.	86,736	6,647,447
Chemours Co.	129,361	3,873,068
Ingevity Corp. (a)	54,408	3,891,260
NewMarket Corp.	5,618	2,050,458
Olin Corp.	188,588	10,466,634
RPM International, Inc.	197,846	17,260,085
Valvoline, Inc.	121,104	4,231,374
Westlake Corp. (b)	52,786	6,122,120
		64,429,415
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Brink's Co.	33,350	2,227,780
Clean Harbors, Inc. (a)	77,074	10,987,669
MSA Safety, Inc.	31,365	4,187,228
Tetra Tech, Inc.	46,732	6,865,398
		24,268,075
COMMUNICATIONS EQUIPMENT — 0.3%
Calix, Inc. (a)	87,170	4,671,440
CONSTRUCTION & ENGINEERING — 1.9%
AECOM	114,998	9,696,631
EMCOR Group, Inc.	73,040	11,875,574
Valmont Industries, Inc.	32,699	10,440,137
		32,012,342
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	55,280	8,112,340
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc.	57,391	5,473,380
SLM Corp.	368,537	4,566,173
		10,039,553
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	117,451	8,934,497
Casey's General Stores, Inc.	57,104	12,360,732
Performance Food Group Co. (a)	108,012	6,517,444

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	88,767	$3,109,508
U.S. Foods Holding Corp. (a)	87,700	3,239,638
		34,161,819
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	47,358	5,597,242
Silgan Holdings, Inc.	128,181	6,879,474
Sonoco Products Co.	76,114	4,642,954
		17,119,670
DIVERSIFIED CONSUMER SERVICES — 1.8%
Grand Canyon Education, Inc. (a)	47,255	5,382,344
H&R Block, Inc.	233,319	8,224,495
Service Corp. International	235,733	16,213,716
		29,820,555
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Iridium Communications, Inc.	192,544	11,924,250
ELECTRIC UTILITIES — 1.2%
IDACORP, Inc.	41,023	4,444,022
OGE Energy Corp.	306,832	11,555,293
PNM Resources, Inc.	81,435	3,964,256
		19,963,571
ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.	24,535	4,483,280
Hubbell, Inc. (b)	82,189	19,997,406
nVent Electric PLC	255,318	10,963,355
SunPower Corp. (a) (b)	72,918	1,009,185
Vicor Corp. (a)	14,616	686,075
		37,139,301
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Belden, Inc.	65,572	5,689,682
Cognex Corp.	137,752	6,825,612
Littelfuse, Inc.	23,515	6,304,136
National Instruments Corp.	116,838	6,123,480
Novanta, Inc. (a) (b)	54,713	8,704,291
		33,647,201
ENERGY EQUIPMENT & SERVICES — 1.5%
ChampionX Corp.	304,330	8,256,473
NOV, Inc.	602,029	11,143,557
Valaris Ltd. (a)	92,100	5,992,026
		25,392,056
ENTERTAINMENT — 0.4%
World Wrestling Entertainment, Inc. Class A (b)	66,793	6,095,529
FINANCIAL SERVICES — 1.0%
Euronet Worldwide, Inc. (a)	35,545	3,977,485
WEX, Inc. (a) (b)	66,801	12,284,036
		16,261,521
FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	245,633	14,344,967
Security Description	Shares	Value
Flowers Foods, Inc.	185,371	$5,081,019
Lancaster Colony Corp.	30,637	6,215,635
		25,641,621
GAS UTILITIES — 1.2%
National Fuel Gas Co.	98,792	5,704,250
New Jersey Resources Corp.	96,853	5,152,580
ONE Gas, Inc.	82,962	6,573,079
Spire, Inc.	39,590	2,776,843
		20,206,752
GROUND TRANSPORTATION — 1.8%
Avis Budget Group, Inc. (a)	38,104	7,422,659
Knight-Swift Transportation Holdings, Inc.	123,067	6,963,131
Landstar System, Inc.	55,096	9,876,509
Saia, Inc. (a) (b)	23,106	6,286,680
		30,548,979
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Globus Medical, Inc. Class A (a)	119,462	6,766,328
Haemonetics Corp. (a)	77,242	6,391,775
Inari Medical, Inc. (a) (b)	73,977	4,567,340
Lantheus Holdings, Inc. (a)	105,444	8,705,457
Masimo Corp. (a)	46,643	8,607,499
Penumbra, Inc. (a) (b)	36,627	10,207,579
QuidelOrtho Corp. (a)	44,984	4,007,625
Shockwave Medical, Inc. (a)	55,365	12,004,793
STAAR Surgical Co. (a) (b)	50,833	3,250,770
		64,509,166
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	81,416	5,882,306
Chemed Corp.	15,447	8,306,624
Encompass Health Corp.	71,082	3,845,536
HealthEquity, Inc. (a)	130,420	7,656,958
Option Care Health, Inc. (a)	256,390	8,145,511
Progyny, Inc. (a)	42,492	1,364,843
		35,201,778
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	175,750	4,817,308
HOTELS, RESTAURANTS & LEISURE — 3.8%
Aramark	163,600	5,856,880
Boyd Gaming Corp.	71,627	4,592,723
Choice Hotels International, Inc. (b)	25,373	2,973,462
Churchill Downs, Inc.	50,432	12,963,546
Hilton Grand Vacations, Inc. (a)	61,900	2,750,217
Light & Wonder, Inc. Class A (a)	66,781	4,010,199
Papa John's International, Inc. (b)	22,457	1,682,703
Texas Roadhouse, Inc.	102,585	11,085,335
Wendy's Co.	261,007	5,684,732
Wingstop, Inc. (b)	45,834	8,414,206

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	70,320	$4,771,212
		64,785,215
HOUSEHOLD DURABLES — 0.9%
Tempur Sealy International, Inc.	261,162	10,313,287
TopBuild Corp. (a)	25,927	5,396,446
		15,709,733
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	43,993	3,729,287
INDUSTRIAL REITs — 1.3%
EastGroup Properties, Inc. REIT	36,700	6,067,244
First Industrial Realty Trust, Inc. REIT	103,913	5,528,172
Rexford Industrial Realty, Inc. REIT	165,223	9,855,552
		21,450,968
INSURANCE — 3.0%
American Financial Group, Inc.	48,149	5,850,103
Hanover Insurance Group, Inc.	32,125	4,128,063
Kinsale Capital Group, Inc.	33,309	9,997,696
Primerica, Inc.	39,262	6,762,487
RenaissanceRe Holdings Ltd.	37,746	7,562,034
RLI Corp.	62,328	8,284,014
Selective Insurance Group, Inc.	92,476	8,815,737
		51,400,134
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	65,542	5,374,444
Polaris, Inc. (b)	43,389	4,800,125
YETI Holdings, Inc. (a)	73,636	2,945,440
		13,120,009
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	90,376	7,125,244
Medpace Holdings, Inc. (a)	38,571	7,253,276
Repligen Corp. (a) (b)	79,144	13,324,684
		27,703,204
MACHINERY — 5.1%
AGCO Corp.	49,310	6,666,712
Chart Industries, Inc. (a) (b)	29,036	3,641,114
Crane Holdings Co.	36,803	4,177,141
Donaldson Co., Inc.	119,292	7,794,539
Graco, Inc.	167,843	12,254,218
ITT, Inc.	58,200	5,022,660
Lincoln Electric Holdings, Inc.	88,527	14,969,916
Middleby Corp. (a)	39,623	5,809,128
Timken Co.	50,020	4,087,634
Toro Co.	160,505	17,841,736
Watts Water Technologies, Inc. Class A	21,973	3,698,495
		85,963,293
MEDIA — 0.9%
New York Times Co. Class A	126,014	4,899,424
Security Description	Shares	Value
Nexstar Media Group, Inc.	57,753	$9,971,633
		14,871,057
METALS & MINING — 2.8%
Commercial Metals Co.	100,363	4,907,751
MP Materials Corp. (a) (b)	141,333	3,984,177
Reliance Steel & Aluminum Co.	90,021	23,111,992
Royal Gold, Inc.	100,647	13,054,922
Worthington Industries, Inc.	22,716	1,468,589
		46,527,431
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Annaly Capital Management, Inc. REIT (b)	717,812	13,717,387
MULTI-UTILITIES — 0.2%
Black Hills Corp.	52,465	3,310,542
OFFICE REITs — 0.1%
Corporate Office Properties Trust REIT	90,811	2,153,129
OIL, GAS & CONSUMABLE FUELS — 5.4%
Antero Midstream Corp.	512,909	5,380,415
Antero Resources Corp. (a)	423,114	9,769,702
Chord Energy Corp.	48,400	6,514,640
CNX Resources Corp. (a)	260,421	4,171,945
DT Midstream, Inc. (a)	148,191	7,316,190
Equitrans Midstream Corp.	309,354	1,788,066
HF Sinclair Corp.	90,540	4,380,325
Matador Resources Co.	171,977	8,194,704
Murphy Oil Corp.	223,881	8,279,119
PBF Energy, Inc. Class A	175,036	7,589,561
PDC Energy, Inc.	141,214	9,063,115
Range Resources Corp.	370,282	9,801,365
Southwestern Energy Co. (a)	1,690,859	8,454,295
		90,703,442
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	109,812	5,952,909
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	83,712	2,846,208
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	96,469	14,116,309
PROFESSIONAL SERVICES — 4.1%
CACI International, Inc. Class A (a)	23,017	6,819,477
Concentrix Corp.	65,414	7,951,072
ExlService Holdings, Inc. (a)	50,644	8,195,718
Exponent, Inc.	53,400	5,323,446
FTI Consulting, Inc. (a)	52,744	10,409,028
Genpact Ltd.	146,960	6,792,491
Insperity, Inc.	54,472	6,621,072
KBR, Inc.	210,239	11,573,657
Science Applications International Corp.	56,074	6,025,712
		69,711,673

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
RETAIL REITs — 1.1%
Agree Realty Corp. REIT	94,247	$6,466,287
Brixmor Property Group, Inc. REIT	225,024	4,842,516
National Retail Properties, Inc. REIT	146,179	6,453,803
		17,762,606
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Allegro MicroSystems, Inc. (a)	38,675	1,856,013
Amkor Technology, Inc.	153,683	3,998,832
Cirrus Logic, Inc. (a)	84,992	9,296,425
Lattice Semiconductor Corp. (a)	210,145	20,068,848
MACOM Technology Solutions Holdings, Inc. (a)	79,160	5,607,694
Power Integrations, Inc.	87,322	7,390,934
Silicon Laboratories, Inc. (a)	25,837	4,523,800
SiTime Corp. (a) (b)	13,220	1,880,281
Universal Display Corp.	41,890	6,498,396
Wolfspeed, Inc. (a) (b)	85,711	5,566,929
		66,688,152
SOFTWARE — 3.1%
Blackbaud, Inc. (a)	31,348	2,172,416
CommVault Systems, Inc. (a)	46,333	2,628,935
Dynatrace, Inc. (a)	333,247	14,096,348
Envestnet, Inc. (a)	42,078	2,468,716
Manhattan Associates, Inc. (a)	55,835	8,646,050
Paylocity Holding Corp. (a)	63,242	12,571,245
Qualys, Inc. (a)	52,995	6,890,410
Teradata Corp. (a)	72,700	2,928,356
		52,402,476
SPECIALIZED REITs — 2.2%
CubeSmart REIT	185,777	8,586,613
Lamar Advertising Co. Class A REIT	74,901	7,481,861
Life Storage, Inc. REIT	79,425	10,411,823
National Storage Affiliates Trust REIT	61,144	2,554,596
PotlatchDeltic Corp. REIT	70,974	3,513,213
Rayonier, Inc. REIT	124,800	4,150,848
		36,698,954
SPECIALTY RETAIL — 2.1%
AutoNation, Inc. (a)	24,223	3,254,602
Dick's Sporting Goods, Inc.	45,849	6,505,514
Five Below, Inc. (a)	58,677	12,085,702
Murphy USA, Inc. (b)	30,614	7,899,943
Williams-Sonoma, Inc.	48,903	5,949,539
		35,695,300
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Super Micro Computer, Inc. (a)	56,857	$6,058,113
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)	94,618	11,963,500
Deckers Outdoor Corp. (a)	40,357	18,142,489
		30,105,989
TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	28,227	3,105,534
MSC Industrial Direct Co., Inc. Class A	36,613	3,075,492
Watsco, Inc. (b)	51,012	16,229,978
		22,411,004
WATER UTILITIES — 0.9%
Essential Utilities, Inc.	365,835	15,968,698
TOTAL COMMON STOCKS (Cost $1,703,193,548)		1,687,567,287
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	1,224,440	1,224,563
State Street Navigator Securities Lending Portfolio II (e) (f)	74,698,348	74,698,348
TOTAL SHORT-TERM INVESTMENTS (Cost $75,922,983)		75,922,911
TOTAL INVESTMENTS — 104.3% (Cost $1,779,116,531)		1,763,490,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(73,421,903)
NET ASSETS — 100.0%		$1,690,068,295
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,687,567,287	$—	$—	$1,687,567,287
Short-Term Investments	75,922,911	—	—	75,922,911
TOTAL INVESTMENTS	$1,763,490,198	$—	$—	$1,763,490,198

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,755	$1,368,618	$67,502,465	$67,647,739	$1,292	$(73)	1,224,441	$1,224,563	$24,823
State Street Navigator Securities Lending Portfolio II	20,113,455	20,113,455	646,130,778	591,545,885	—	—	74,698,348	74,698,348	597,446
Total		$21,482,073	$713,633,243	$659,193,624	$1,292	$(73)		$75,922,911	$622,269
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Hexcel Corp.	167,030	$11,399,797
Mercury Systems, Inc. (a)	48,903	2,499,921
Woodward, Inc.	118,707	11,558,501
		25,458,219
AIR FREIGHT & LOGISTICS — 0.6%
GXO Logistics, Inc. (a)	235,848	11,900,890
AUTOMOBILE COMPONENTS — 2.5%
Adient PLC (a)	189,723	7,771,054
Autoliv, Inc.	104,829	9,786,835
Dana, Inc.	255,789	3,849,624
Gentex Corp.	250,199	7,013,078
Goodyear Tire & Rubber Co. (a)	558,541	6,155,122
Lear Corp.	117,142	16,340,138
		50,915,851
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	98,674	3,746,652
Thor Industries, Inc. (b)	106,456	8,478,156
		12,224,808
BANKS — 8.9%
Associated Banc-Corp. (b)	296,898	5,338,226
Bank of Hawaii Corp. (b)	39,381	2,050,962
Bank OZK	217,607	7,442,159
Cadence Bank	360,455	7,483,046
Cathay General Bancorp	70,229	2,424,305
Columbia Banking System, Inc.	196,947	4,218,605
Commerce Bancshares, Inc.	71,836	4,191,631
Cullen/Frost Bankers, Inc.	42,630	4,490,644
East West Bancorp, Inc.	136,445	7,572,697
First Financial Bankshares, Inc.	122,427	3,905,421
First Horizon Corp.	360,256	6,405,352
FNB Corp.	714,703	8,290,555
Fulton Financial Corp.	171,392	2,368,637
Glacier Bancorp, Inc.	102,288	4,297,119
Hancock Whitney Corp.	87,636	3,189,950
Home BancShares, Inc.	376,366	8,170,906
International Bancshares Corp.	41,374	1,771,635
New York Community Bancorp, Inc.	1,353,655	12,237,041
Old National Bancorp	582,457	8,399,030
PacWest Bancorp (b)	231,833	2,255,735
Pinnacle Financial Partners, Inc.	151,189	8,339,585
Prosperity Bancshares, Inc.	181,418	11,160,835
SouthState Corp. (b)	64,252	4,578,598
Synovus Financial Corp.	289,314	8,919,551
Texas Capital Bancshares, Inc. (a)	95,153	4,658,691
UMB Financial Corp.	85,847	4,955,089
United Bankshares, Inc.	137,815	4,851,088
Valley National Bancorp	830,402	7,672,914
Webster Financial Corp.	344,771	13,590,873
Security Description	Shares	Value
Wintrust Financial Corp.	120,469	$8,788,214
		184,019,094
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	5,869	1,929,141
Coca-Cola Consolidated, Inc.	9,115	4,877,254
		6,806,395
BIOTECHNOLOGY — 0.1%
Arrowhead Pharmaceuticals, Inc. (a)	112,037	2,845,740
BROADLINE RETAIL — 1.0%
Kohl's Corp. (b)	218,066	5,133,274
Macy's, Inc.	538,923	9,425,763
Nordstrom, Inc. (b)	223,074	3,629,414
Ollie's Bargain Outlet Holdings, Inc. (a)	59,588	3,452,529
		21,640,980
BUILDING PRODUCTS — 1.8%
Advanced Drainage Systems, Inc.	28,264	2,380,111
Fortune Brands Innovations, Inc.	254,083	14,922,295
Lennox International, Inc.	24,223	6,086,756
Owens Corning	85,508	8,191,666
Trex Co., Inc. (a)	101,790	4,954,119
		36,534,947
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	25,641	3,651,791
Evercore, Inc. Class A	35,234	4,065,299
Federated Hermes, Inc.	52,554	2,109,518
Interactive Brokers Group, Inc. Class A	89,488	7,388,129
Janus Henderson Group PLC	261,769	6,973,526
Stifel Financial Corp.	208,853	12,341,124
		36,529,387
CHEMICALS — 2.0%
Ashland, Inc.	33,035	3,393,025
Avient Corp.	168,818	6,948,549
Axalta Coating Systems Ltd. (a)	239,658	7,259,241
Chemours Co.	125,840	3,767,650
NewMarket Corp.	6,106	2,228,568
Scotts Miracle-Gro Co. (b)	80,733	5,630,319
Sensient Technologies Corp.	83,067	6,359,609
Valvoline, Inc.	183,381	6,407,332
		41,994,293
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brink's Co.	49,406	3,300,321
MSA Safety, Inc.	32,774	4,375,329
Stericycle, Inc. (a)	183,397	7,997,943
Tetra Tech, Inc.	45,290	6,653,554
		22,327,147

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)	294,091	$15,445,659
Lumentum Holdings, Inc. (a)	136,257	7,359,241
		22,804,900
CONSTRUCTION & ENGINEERING — 2.1%
AECOM	127,052	10,713,025
Fluor Corp. (a) (b)	282,487	8,731,673
MasTec, Inc. (a)	117,786	11,123,710
MDU Resources Group, Inc.	404,150	12,318,492
		42,886,900
CONSUMER FINANCE — 0.2%
Navient Corp.	199,905	3,196,481
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	114,265	8,692,139
Grocery Outlet Holding Corp. (a) (b)	174,760	4,938,718
Performance Food Group Co. (a)	170,710	10,300,641
Sprouts Farmers Market, Inc. (a)	97,609	3,419,243
U.S. Foods Holding Corp. (a)	292,949	10,821,536
		38,172,277
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	68,679	8,117,171
Greif, Inc. Class A	51,377	3,255,761
Sonoco Products Co.	94,320	5,753,520
		17,126,452
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	7,587	4,520,638
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Frontier Communications Parent, Inc. (a)	443,098	10,089,341
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	112,926	7,269,047
Hawaiian Electric Industries, Inc.	216,357	8,308,109
IDACORP, Inc.	46,954	5,086,527
PNM Resources, Inc.	65,486	3,187,858
Portland General Electric Co. (b)	177,570	8,681,397
		32,532,938
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	31,653	5,783,953
EnerSys	80,695	7,010,782
Regal Rexnord Corp.	131,114	18,451,673
SunPower Corp. (a) (b)	75,328	1,042,539
Sunrun, Inc. (a)	423,947	8,542,532
Vicor Corp. (a)	25,557	1,199,646
		42,031,125
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Arrow Electronics, Inc. (a)	115,811	$14,461,320
Avnet, Inc.	180,586	8,162,487
Cognex Corp.	165,061	8,178,772
Coherent Corp. (a) (b)	276,176	10,516,782
IPG Photonics Corp. (a)	63,535	7,834,501
Jabil, Inc.	264,705	23,336,393
Littelfuse, Inc.	18,728	5,020,789
National Instruments Corp.	108,240	5,672,858
TD SYNNEX Corp.	83,463	8,078,384
Vishay Intertechnology, Inc.	255,803	5,786,264
Vontier Corp.	314,273	8,592,224
		105,640,774
FINANCIAL SERVICES — 2.1%
Essent Group Ltd.	214,115	8,575,306
Euronet Worldwide, Inc. (a)	47,389	5,302,829
MGIC Investment Corp.	583,774	7,834,247
Voya Financial, Inc. (b)	192,214	13,735,612
Western Union Co.	742,797	8,282,187
		43,730,181
FOOD PRODUCTS — 1.4%
Flowers Foods, Inc.	142,639	3,909,735
Ingredion, Inc.	130,151	13,240,261
Pilgrim's Pride Corp. (a)	90,065	2,087,707
Post Holdings, Inc. (a)	106,566	9,577,086
		28,814,789
GAS UTILITIES — 1.6%
National Fuel Gas Co.	55,063	3,179,338
New Jersey Resources Corp.	67,576	3,595,043
Southwest Gas Holdings, Inc.	128,831	8,045,496
Spire, Inc.	53,725	3,768,271
UGI Corp.	416,284	14,470,032
		33,058,180
GROUND TRANSPORTATION — 2.0%
Hertz Global Holdings, Inc. (a) (b)	318,242	5,184,162
Knight-Swift Transportation Holdings, Inc.	158,847	8,987,563
Ryder System, Inc.	99,910	8,915,969
Saia, Inc. (a) (b)	22,528	6,129,418
Werner Enterprises, Inc.	116,071	5,280,070
XPO, Inc. (a)	227,147	7,245,989
		41,743,171
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Enovis Corp. (a)	94,034	5,029,879
Envista Holdings Corp. (a)	323,565	13,227,337
ICU Medical, Inc. (a) (b)	39,776	6,561,449
Integra LifeSciences Holdings Corp. (a)	143,583	8,243,100
LivaNova PLC (a)	105,679	4,605,491
Masimo Corp. (a)	35,449	6,541,758
Neogen Corp. (a)	427,070	7,909,336

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Omnicell, Inc. (a)	88,168	$5,172,817
Penumbra, Inc. (a) (b)	27,862	7,764,861
QuidelOrtho Corp. (a)	48,164	4,290,931
STAAR Surgical Co. (a) (b)	30,941	1,978,677
		71,325,636
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)	75,453	5,451,479
Amedisys, Inc. (a)	64,130	4,716,761
Chemed Corp.	9,462	5,088,190
Encompass Health Corp.	106,374	5,754,833
Patterson Cos., Inc.	170,515	4,564,687
Progyny, Inc. (a)	95,030	3,052,364
R1 RCM, Inc. (a) (b)	275,667	4,135,005
Tenet Healthcare Corp. (a)	214,306	12,734,063
		45,497,382
HEALTH CARE REITs — 2.1%
Healthcare Realty Trust, Inc. REIT	754,247	14,579,594
Medical Properties Trust, Inc. REIT (b)	1,190,871	9,788,960
Omega Healthcare Investors, Inc. REIT	235,938	6,467,061
Physicians Realty Trust REIT	450,884	6,731,698
Sabra Health Care REIT, Inc.	455,968	5,243,632
		42,810,945
HOTEL & RESORT REITs — 0.3%
Park Hotels & Resorts, Inc. REIT	444,023	5,488,124
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	305,527	10,937,867
Boyd Gaming Corp.	65,112	4,174,981
Choice Hotels International, Inc. (b)	22,705	2,660,799
Hilton Grand Vacations, Inc. (a)	76,733	3,409,247
Light & Wonder, Inc. Class A (a)	99,889	5,998,334
Marriott Vacations Worldwide Corp. (b)	76,035	10,254,080
Papa John's International, Inc. (b)	35,473	2,657,992
Penn Entertainment, Inc. (a) (b)	308,428	9,147,975
Travel & Leisure Co.	160,582	6,294,814
Wyndham Hotels & Resorts, Inc.	83,714	5,679,995
		61,216,084
HOUSEHOLD DURABLES — 2.2%
Helen of Troy Ltd. (a) (b)	47,293	4,500,875
KB Home (b)	161,196	6,476,855
Leggett & Platt, Inc.	263,748	8,408,286
Taylor Morrison Home Corp. (a)	215,545	8,246,752
Toll Brothers, Inc.	203,879	12,238,856
TopBuild Corp. (a)	29,648	6,170,935
		46,042,559
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	132,988	$4,614,684
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc.	42,675	3,617,560
INDUSTRIAL REITs — 1.1%
EastGroup Properties, Inc. REIT	38,779	6,410,944
First Industrial Realty Trust, Inc. REIT	127,869	6,802,631
Rexford Industrial Realty, Inc. REIT	161,296	9,621,307
		22,834,882
INSURANCE — 4.8%
American Financial Group, Inc.	76,139	9,250,888
Brighthouse Financial, Inc. (a)	134,875	5,949,336
CNO Financial Group, Inc.	225,710	5,008,505
First American Financial Corp.	205,189	11,420,820
Hanover Insurance Group, Inc.	29,333	3,769,291
Kemper Corp.	126,422	6,910,227
Old Republic International Corp.	547,934	13,681,912
Primerica, Inc.	23,013	3,963,759
Reinsurance Group of America, Inc.	132,371	17,573,574
RenaissanceRe Holdings Ltd.	38,154	7,643,772
Unum Group	370,561	14,659,393
		99,831,477
INTERACTIVE MEDIA & SERVICES — 0.6%
TripAdvisor, Inc. (a)	210,188	4,174,334
Ziff Davis, Inc. (a) (b)	93,281	7,280,582
		11,454,916
IT SERVICES — 0.3%
Kyndryl Holdings, Inc. (a)	404,323	5,967,808
LEISURE EQUIPMENT & PRODUCTS — 1.6%
Brunswick Corp.	59,605	4,887,610
Mattel, Inc. (a)	704,304	12,966,236
Polaris, Inc.	51,589	5,707,291
Topgolf Callaway Brands Corp. (a) (b)	273,743	5,918,324
YETI Holdings, Inc. (a)	77,832	3,113,280
		32,592,741
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Azenta, Inc. (a)	136,440	6,087,953
Bruker Corp.	80,939	6,381,231
Sotera Health Co. (a) (b)	198,118	3,548,293
Syneos Health, Inc. (a)	203,273	7,240,584
		23,258,061
MACHINERY — 4.4%
AGCO Corp.	58,758	7,944,082
Chart Industries, Inc. (a) (b)	46,464	5,826,586
Crane Holdings Co.	47,532	5,394,882
Donaldson Co., Inc.	86,431	5,647,402
Esab Corp.	102,122	6,032,346

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Flowserve Corp.	259,931	$8,837,654
Graco, Inc.	117,261	8,561,226
ITT, Inc.	88,305	7,620,721
Middleby Corp. (a)	55,725	8,169,842
Oshkosh Corp.	129,939	10,808,326
Terex Corp.	133,321	6,450,070
Timken Co.	66,654	5,446,965
Watts Water Technologies, Inc. Class A	26,360	4,436,915
		91,177,017
MARINE TRANSPORTATION — 0.4%
Kirby Corp. (a)	119,041	8,297,158
MEDIA — 1.1%
Cable One, Inc. (b)	9,609	6,745,518
John Wiley & Sons, Inc. Class A	86,296	3,345,696
New York Times Co. Class A	162,603	6,322,005
TEGNA, Inc.	440,738	7,452,879
		23,866,098
METALS & MINING — 2.5%
Alcoa Corp.	351,527	14,960,989
Cleveland-Cliffs, Inc. (a)	1,021,057	18,715,975
Commercial Metals Co.	101,665	4,971,418
U.S. Steel Corp.	450,296	11,752,726
Worthington Industries, Inc.	31,054	2,007,641
		52,408,749
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.5%
Starwood Property Trust, Inc. REIT (b)	615,324	10,885,082
MULTI-UTILITIES — 0.5%
Black Hills Corp.	62,548	3,946,779
NorthWestern Corp.	114,068	6,599,974
		10,546,753
OFFICE REITs — 1.4%
Corporate Office Properties Trust REIT	108,139	2,563,976
Cousins Properties, Inc. REIT	299,344	6,399,975
Douglas Emmett, Inc. REIT (b)	352,639	4,348,039
Highwoods Properties, Inc. REIT	210,988	4,892,812
Kilroy Realty Corp. REIT	208,199	6,745,647
Vornado Realty Trust REIT	318,025	4,888,044
		29,838,493
OIL, GAS & CONSUMABLE FUELS — 0.6%
Chord Energy Corp.	19,588	2,636,545
Equitrans Midstream Corp.	468,709	2,709,138
HF Sinclair Corp.	149,883	7,251,339
		12,597,022
PASSENGER AIRLINES — 0.2%
JetBlue Airways Corp. (a)	649,630	4,729,306
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	155,631	5,291,454
Security Description	Shares	Value
Coty, Inc. Class A (a)	729,146	$8,793,501
		14,084,955
PHARMACEUTICALS — 0.5%
Perrigo Co. PLC	267,682	9,601,753
PROFESSIONAL SERVICES — 2.1%
ASGN, Inc. (a)	99,285	8,207,891
CACI International, Inc. Class A (a)	16,878	5,000,614
Exponent, Inc.	31,100	3,100,359
Genpact Ltd.	142,950	6,607,149
ManpowerGroup, Inc.	99,908	8,245,407
Maximus, Inc.	120,821	9,508,613
Science Applications International Corp.	35,593	3,824,824
		44,494,857
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc. (a)	94,043	13,682,316
RESIDENTIAL REITs — 0.9%
Apartment Income REIT Corp.	295,637	10,586,761
Independence Realty Trust, Inc. REIT	442,226	7,088,883
		17,675,644
RETAIL REITs — 2.0%
Agree Realty Corp. REIT	55,092	3,779,862
Brixmor Property Group, Inc. REIT	302,044	6,499,987
Kite Realty Group Trust REIT	435,713	9,115,116
Macerich Co. REIT	430,622	4,564,593
National Retail Properties, Inc. REIT	170,055	7,507,928
Spirit Realty Capital, Inc. REIT	277,585	11,058,987
		42,526,473
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Allegro MicroSystems, Inc. (a)	79,435	3,812,086
MKS Instruments, Inc.	113,724	10,078,221
Silicon Laboratories, Inc. (a)	29,699	5,199,998
SiTime Corp. (a) (b)	14,941	2,125,058
Synaptics, Inc. (a)	78,276	8,700,377
Universal Display Corp.	31,753	4,925,843
Wolfspeed, Inc. (a) (b)	136,099	8,839,630
		43,681,213
SOFTWARE — 2.2%
ACI Worldwide, Inc. (a)	221,851	5,985,540
Aspen Technology, Inc. (a)	57,681	13,201,450
Blackbaud, Inc. (a)	48,259	3,344,349
CommVault Systems, Inc. (a)	29,433	1,670,028
Envestnet, Inc. (a)	56,619	3,321,837
Manhattan Associates, Inc. (a)	51,900	8,036,715
NCR Corp. (a)	272,508	6,428,464
Teradata Corp. (a)	110,206	4,439,098
		46,427,481

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 2.1%
CubeSmart REIT	205,361	$9,491,785
EPR Properties REIT	148,147	5,644,401
Lamar Advertising Co. Class A REIT	76,474	7,638,988
Life Storage, Inc. REIT	65,514	8,588,230
National Storage Affiliates Trust REIT	89,861	3,754,393
PotlatchDeltic Corp. REIT (b)	69,588	3,444,606
Rayonier, Inc. REIT	131,979	4,389,621
		42,952,024
SPECIALTY RETAIL — 3.7%
AutoNation, Inc. (a)	36,469	4,899,975
Dick's Sporting Goods, Inc.	59,264	8,408,969
Five Below, Inc. (a) (b)	34,072	7,017,810
Foot Locker, Inc. (b)	156,656	6,217,677
GameStop Corp. Class A (a) (b)	502,717	11,572,545
Gap, Inc.	422,924	4,246,157
Lithia Motors, Inc.	54,139	12,394,041
RH (a) (b)	37,021	9,016,464
Victoria's Secret & Co. (a)	159,477	5,446,140
Williams-Sonoma, Inc. (b)	68,820	8,372,641
		77,592,419
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Super Micro Computer, Inc. (a)	18,545	1,975,970
Xerox Holdings Corp.	224,659	3,459,748
		5,435,718
TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Capri Holdings Ltd. (a)	249,824	11,741,728
Carter's, Inc. (b)	75,355	5,419,531
Columbia Sportswear Co.	69,933	6,310,754
PVH Corp.	125,980	11,232,377
Skechers USA, Inc. Class A (a)	266,663	12,671,826
Under Armour, Inc. Class A (a)	378,461	3,591,595
Under Armour, Inc. Class C (a)	373,563	3,186,492
		54,154,303
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	33,964	$3,736,719
MSC Industrial Direct Co., Inc. Class A	47,341	3,976,644
Univar Solutions, Inc. (a)	324,266	11,359,038
		19,072,401
TOTAL COMMON STOCKS (Cost $2,236,643,597)		2,071,825,992
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	2,133,923	2,134,136
State Street Navigator Securities Lending Portfolio II (e) (f)	123,655,262	123,655,262
TOTAL SHORT-TERM INVESTMENTS (Cost $125,789,531)		125,789,398
TOTAL INVESTMENTS — 105.8% (Cost $2,362,433,128)		2,197,615,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(121,163,159)
NET ASSETS — 100.0%		$2,076,452,231
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,071,825,992	$—	$—	$2,071,825,992
Short-Term Investments	125,789,398	—	—	125,789,398
TOTAL INVESTMENTS	$2,197,615,390	$—	$—	$2,197,615,390
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,468,212	$1,468,065	$89,696,874	$89,032,017	$1,347	$(133)	2,133,923	$2,134,136	$71,048
State Street Navigator Securities Lending Portfolio II	17,718,162	17,718,162	676,213,203	570,276,103	—	—	123,655,262	123,655,262	493,782
Total		$19,186,227	$765,910,077	$659,308,120	$1,347	$(133)		$125,789,398	$564,830
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.8%
FedEx Corp.	7,007	$1,601,030
United Parcel Service, Inc. Class B	21,586	4,187,468
		5,788,498
AUTOMOBILE COMPONENTS — 0.2%
Aptiv PLC (a)	8,024	900,212
BorgWarner, Inc.	6,898	338,761
		1,238,973
AUTOMOBILES — 0.4%
Ford Motor Co.	115,462	1,454,821
General Motors Co.	43,033	1,578,451
		3,033,272
BANKS — 3.5%
Bank of America Corp.	207,179	5,925,319
Citigroup, Inc.	57,545	2,698,285
Comerica, Inc.	3,775	163,911
Fifth Third Bancorp	19,999	532,773
JPMorgan Chase & Co.	87,249	11,369,417
KeyCorp	27,345	342,359
PNC Financial Services Group, Inc.	12,139	1,542,867
Regions Financial Corp.	27,583	511,941
Truist Financial Corp.	39,006	1,330,105
U.S. Bancorp	41,477	1,495,246
		25,912,223
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	5,251	337,482
Coca-Cola Co.	115,047	7,136,365
Constellation Brands, Inc. Class A	4,678	1,056,714
Molson Coors Beverage Co. Class B	5,365	277,263
PepsiCo, Inc.	40,744	7,427,631
		16,235,455
BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	52,647	8,390,352
Amgen, Inc.	15,817	3,823,760
Biogen, Inc. (a)	4,329	1,203,592
Gilead Sciences, Inc.	37,024	3,071,881
Moderna, Inc. (a)	9,827	1,509,231
Regeneron Pharmaceuticals, Inc. (a)	3,207	2,635,096
Vertex Pharmaceuticals, Inc. (a)	7,543	2,376,573
		23,010,485
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	265,289	27,401,701
eBay, Inc.	16,434	729,176
Etsy, Inc. (a)	3,705	412,478
		28,543,355
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	24,842	1,136,522
Johnson Controls International PLC	20,401	1,228,548
Security Description	Shares	Value
Trane Technologies PLC	6,755	$1,242,785
		3,607,855
CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	3,129	959,038
Bank of New York Mellon Corp.	21,649	983,731
BlackRock, Inc.	4,417	2,955,503
Cboe Global Markets, Inc.	3,080	413,459
Charles Schwab Corp.	45,022	2,358,252
CME Group, Inc.	10,497	2,010,385
FactSet Research Systems, Inc.	1,132	469,882
Franklin Resources, Inc.	8,224	221,555
Goldman Sachs Group, Inc.	9,950	3,254,744
Intercontinental Exchange, Inc.	16,364	1,706,602
Invesco Ltd.	13,448	220,547
MarketAxess Holdings, Inc.	978	382,682
Moody's Corp.	4,630	1,416,873
Morgan Stanley	39,469	3,465,378
MSCI, Inc.	2,323	1,300,160
Nasdaq, Inc.	10,030	548,340
Northern Trust Corp.	6,060	534,068
Raymond James Financial, Inc.	5,817	542,552
S&P Global, Inc.	9,967	3,436,323
State Street Corp. (b)	10,808	818,057
T Rowe Price Group, Inc.	6,721	758,801
		28,756,932
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	6,600	1,895,586
Albemarle Corp.	3,498	773,198
CF Industries Holdings, Inc.	6,160	446,538
Corteva, Inc.	21,153	1,275,737
Dow, Inc.	21,326	1,169,091
Ecolab, Inc.	7,304	1,209,031
FMC Corp.	3,675	448,828
International Flavors & Fragrances, Inc.	7,484	688,229
Linde PLC	14,816	5,266,199
LyondellBasell Industries NV Class A	7,562	709,996
Mosaic Co.	10,686	490,274
PPG Industries, Inc.	6,855	915,691
		15,288,398
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	2,620	1,212,222
Republic Services, Inc.	6,060	819,433
Waste Management, Inc.	11,201	1,827,667
		3,859,322
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	7,343	1,232,596
Cisco Systems, Inc.	122,206	6,388,319
Juniper Networks, Inc.	9,557	328,952
Motorola Solutions, Inc.	5,069	1,450,393
		9,400,260

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 2.4%
American Express Co.	17,963	$2,962,997
Capital One Financial Corp.	11,405	1,096,705
Discover Financial Services	8,297	820,075
Dollar Tree, Inc. (a)	6,411	920,299
Kroger Co.	19,460	960,740
Synchrony Financial	14,810	430,675
Sysco Corp.	14,879	1,149,105
Target Corp.	13,685	2,266,647
Walgreens Boots Alliance, Inc.	20,929	723,725
Walmart, Inc.	42,020	6,195,849
		17,526,817
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	44,166	502,609
Ball Corp.	9,302	512,633
International Paper Co.	11,009	396,985
Westrock Co.	7,650	233,095
		1,645,322
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	210,543	4,052,953
Verizon Communications, Inc.	123,921	4,819,287
		8,872,240
ELECTRIC UTILITIES — 1.1%
Edison International	11,138	786,231
Entergy Corp.	5,891	634,696
Eversource Energy	10,215	799,426
Exelon Corp.	29,226	1,224,277
NextEra Energy, Inc.	58,896	4,539,704
		7,984,334
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	11,799	2,021,641
Emerson Electric Co.	17,316	1,508,916
Generac Holdings, Inc. (a)	2,016	217,748
Rockwell Automation, Inc.	3,528	1,035,292
		4,783,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	3,870	754,225
Corning, Inc.	22,004	776,301
Keysight Technologies, Inc. (a)	5,265	850,192
TE Connectivity Ltd.	9,571	1,255,237
Trimble, Inc. (a)	7,403	388,065
Zebra Technologies Corp. Class A (a)	1,528	485,904
		4,509,924
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	29,853	861,558
Halliburton Co.	26,413	835,707
Schlumberger NV	41,854	2,055,031
		3,752,296
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	8,029	967,093
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	4,546	$542,338
Walt Disney Co. (a)	54,308	5,437,860
Warner Bros Discovery, Inc. (a)	64,723	977,317
		7,924,608
FINANCIAL SERVICES — 2.7%
Mastercard, Inc. Class A	25,230	9,168,834
Visa, Inc. Class A	48,359	10,903,020
		20,071,854
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	16,371	1,304,114
Campbell Soup Co.	5,945	326,856
Conagra Brands, Inc.	14,106	529,821
General Mills, Inc.	17,665	1,509,651
Hershey Co.	4,337	1,103,376
Hormel Foods Corp.	8,273	329,927
J.M. Smucker Co.	3,080	484,700
Kellogg Co.	7,491	501,597
Kraft Heinz Co.	23,428	905,961
McCormick & Co., Inc.	7,333	610,179
Mondelez International, Inc. Class A	40,463	2,821,080
Tyson Foods, Inc. Class A	8,445	500,958
		10,928,220
GROUND TRANSPORTATION — 0.8%
CSX Corp.	64,137	1,920,262
J.B. Hunt Transport Services, Inc.	2,422	424,964
Union Pacific Corp.	18,148	3,652,466
		5,997,692
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	51,575	5,222,484
Baxter International, Inc.	14,772	599,152
Becton Dickinson & Co.	8,372	2,072,405
Boston Scientific Corp. (a)	42,398	2,121,172
Edwards Lifesciences Corp. (a)	18,137	1,500,474
Hologic, Inc. (a)	7,403	597,422
IDEXX Laboratories, Inc. (a)	2,357	1,178,689
Medtronic PLC	39,216	3,161,594
		16,453,392
HEALTH CARE PROVIDERS & SERVICES — 3.9%
AmerisourceBergen Corp.	4,585	734,104
Cardinal Health, Inc.	8,078	609,889
Centene Corp. (a)	17,044	1,077,351
Cigna Group	8,957	2,288,782
CVS Health Corp.	38,772	2,881,147
DaVita, Inc. (a)	1,733	140,564
Elevance Health, Inc.	7,029	3,232,005
Henry Schein, Inc. (a)	3,930	320,452
Humana, Inc.	3,715	1,803,484
Laboratory Corp. of America Holdings	2,830	649,259
McKesson Corp.	4,079	1,452,328
Quest Diagnostics, Inc.	3,561	503,810

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	27,828	$13,151,235
		28,844,410
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	15,671	344,292
Ventas, Inc. REIT	11,787	510,966
Welltower, Inc. REIT	13,420	962,080
		1,817,338
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	20,870	344,146
HOTELS, RESTAURANTS & LEISURE — 2.2%
Caesars Entertainment, Inc. (a)	6,250	305,063
Darden Restaurants, Inc.	3,770	584,953
Expedia Group, Inc. (a)	4,444	431,201
Hilton Worldwide Holdings, Inc.	8,197	1,154,711
Las Vegas Sands Corp. (a)	9,895	568,468
Marriott International, Inc. Class A	8,084	1,342,267
McDonald's Corp.	21,733	6,076,764
MGM Resorts International	10,551	468,676
Royal Caribbean Cruises Ltd. (a)	6,581	429,739
Starbucks Corp.	33,915	3,531,569
Yum! Brands, Inc.	8,387	1,107,755
		16,001,166
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (a)	1,548	155,141
Newell Brands, Inc.	11,045	137,400
PulteGroup, Inc.	7,039	410,233
Whirlpool Corp.	1,612	212,816
		915,590
HOUSEHOLD PRODUCTS — 1.7%
Colgate-Palmolive Co.	24,607	1,849,216
Procter & Gamble Co.	70,529	10,486,957
		12,336,173
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Co.	32,144	3,072,966
INDUSTRIAL REITs — 0.5%
Prologis, Inc. REIT	27,279	3,403,601
INSURANCE — 2.0%
Aflac, Inc.	17,286	1,115,293
Allstate Corp.	8,187	907,202
American International Group, Inc.	22,330	1,124,539
Assurant, Inc.	1,590	190,911
Chubb Ltd.	12,396	2,407,055
Cincinnati Financial Corp.	4,644	520,500
Globe Life, Inc.	2,773	305,085
Hartford Financial Services Group, Inc.	9,776	681,289
Lincoln National Corp.	4,710	105,834
Marsh & McLennan Cos., Inc.	14,779	2,461,442
MetLife, Inc.	20,166	1,168,418
Principal Financial Group, Inc.	6,907	513,328
Prudential Financial, Inc.	11,118	919,903
Travelers Cos., Inc.	6,941	1,189,757
Security Description	Shares	Value
W R Berkley Corp.	6,092	$379,288
Willis Towers Watson PLC	3,202	744,081
		14,733,925
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. Class A (a)	177,204	18,381,371
Alphabet, Inc. Class C (a)	154,448	16,062,592
		34,443,963
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	3,775	202,680
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	8,810	1,218,775
Bio-Rad Laboratories, Inc. Class A (a)	636	304,657
Charles River Laboratories International, Inc. (a)	1,448	292,235
Illumina, Inc. (a)	4,530	1,053,452
Mettler-Toledo International, Inc. (a)	698	1,068,087
PerkinElmer, Inc.	3,663	488,131
Thermo Fisher Scientific, Inc.	11,634	6,705,489
Waters Corp. (a)	1,656	512,747
West Pharmaceutical Services, Inc.	2,143	742,485
		12,386,058
MACHINERY — 2.5%
Caterpillar, Inc.	15,439	3,533,061
Cummins, Inc.	4,238	1,012,373
Deere & Co.	8,178	3,376,533
Dover Corp.	4,294	652,430
Fortive Corp.	10,459	712,990
IDEX Corp.	2,185	504,800
Illinois Tool Works, Inc.	8,288	2,017,714
Ingersoll Rand, Inc.	11,963	696,007
Nordson Corp.	1,548	344,058
Otis Worldwide Corp.	12,558	1,059,895
PACCAR, Inc.	15,313	1,120,912
Parker-Hannifin Corp.	3,742	1,257,724
Pentair PLC	4,728	261,317
Snap-on, Inc.	1,490	367,866
Stanley Black & Decker, Inc.	4,670	376,309
Westinghouse Air Brake Technologies Corp.	5,416	547,341
Xylem, Inc.	5,265	551,245
		18,392,575
MEDIA — 0.9%
Charter Communications, Inc. Class A (a)	3,246	1,160,802
Comcast Corp. Class A	125,174	4,745,347
Interpublic Group of Cos., Inc.	11,408	424,834
Omnicom Group, Inc.	6,048	570,568
		6,901,551
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	42,614	1,743,339
Newmont Corp.	23,263	1,140,352
		2,883,691

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	10,364	$991,524
Public Service Enterprise Group, Inc.	14,781	923,074
Sempra Energy	9,184	1,388,253
		3,302,851
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	4,344	545,563
Boston Properties, Inc. REIT	4,249	229,956
		775,519
OIL, GAS & CONSUMABLE FUELS — 4.4%
APA Corp.	10,253	369,723
ConocoPhillips	36,852	3,656,087
Devon Energy Corp.	19,335	978,544
EOG Resources, Inc.	17,302	1,983,328
Exxon Mobil Corp.	121,962	13,374,353
Hess Corp.	8,124	1,075,130
Kinder Morgan, Inc.	58,562	1,025,421
Marathon Oil Corp.	20,476	490,605
Marathon Petroleum Corp.	13,901	1,874,272
Occidental Petroleum Corp.	21,853	1,364,283
ONEOK, Inc.	13,160	836,186
Phillips 66	14,141	1,433,614
Pioneer Natural Resources Co.	6,909	1,411,094
Valero Energy Corp.	11,926	1,664,870
Williams Cos., Inc.	35,560	1,061,822
		32,599,332
PASSENGER AIRLINES — 0.0% (c)
American Airlines Group, Inc. (a)	19,056	281,076
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	6,766	1,667,548
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	62,912	4,360,431
Catalent, Inc. (a)	5,218	342,875
Eli Lilly & Co.	23,421	8,043,240
Merck & Co., Inc.	75,473	8,029,572
Organon & Co.	7,440	174,989
Pfizer, Inc.	165,974	6,771,739
Viatris, Inc.	35,447	341,000
Zoetis, Inc.	13,682	2,277,232
		30,341,078
PROFESSIONAL SERVICES — 0.2%
Robert Half International, Inc.	3,124	251,701
Verisk Analytics, Inc.	4,620	886,393
		1,138,094
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	9,766	711,062
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	4,217	708,709
Equity Residential REIT	9,912	594,720
Essex Property Trust, Inc. REIT	2,053	429,365
Security Description	Shares	Value
UDR, Inc. REIT	8,788	$360,835
		2,093,629
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,122	209,717
Kimco Realty Corp. REIT	18,020	351,931
Regency Centers Corp. REIT	4,474	273,719
Simon Property Group, Inc. REIT	9,657	1,081,294
		1,916,661
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a)	47,697	4,674,783
Applied Materials, Inc.	25,099	3,082,910
Intel Corp.	121,338	3,964,112
Lam Research Corp.	3,946	2,091,854
Micron Technology, Inc.	32,675	1,971,609
NVIDIA Corp.	73,184	20,328,320
QUALCOMM, Inc.	33,181	4,233,232
Texas Instruments, Inc.	26,973	5,017,248
		45,364,068
SOFTWARE — 11.8%
Adobe, Inc. (a)	13,767	5,305,389
ANSYS, Inc. (a)	2,432	809,370
Autodesk, Inc. (a)	6,569	1,367,403
Gen Digital, Inc.	17,037	292,355
Intuit, Inc.	8,262	3,683,447
Microsoft Corp.	221,446	63,842,882
Oracle Corp.	45,558	4,233,249
Roper Technologies, Inc.	3,144	1,385,529
Salesforce, Inc. (a)	29,800	5,953,444
Tyler Technologies, Inc. (a)	1,348	478,055
		87,351,123
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	13,647	2,788,628
Digital Realty Trust, Inc. REIT	8,294	815,383
Equinix, Inc. REIT	2,759	1,989,349
Extra Space Storage, Inc. REIT	3,805	619,949
Iron Mountain, Inc. REIT	8,403	444,603
Weyerhaeuser Co. REIT	21,723	654,514
		7,312,426
SPECIALTY RETAIL — 0.9%
Best Buy Co., Inc.	6,162	482,300
Lowe's Cos., Inc.	17,974	3,594,261
TJX Cos., Inc.	34,667	2,716,506
		6,793,067
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.1%
Apple, Inc.	442,522	72,971,878
Hewlett Packard Enterprise Co.	37,827	602,584
HP, Inc.	26,749	785,083
Seagate Technology Holdings PLC	5,884	389,050
		74,748,595

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	37,308	$4,575,453
Ralph Lauren Corp.	1,390	162,171
Tapestry, Inc.	7,575	326,558
VF Corp.	9,514	217,966
		5,282,148
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	16,889	910,993
United Rentals, Inc.	2,159	854,446
		1,765,439
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,775	845,980
TOTAL COMMON STOCKS (Cost $736,266,681)		736,094,853
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e) (Cost $899,396)	899,230	899,320
TOTAL INVESTMENTS — 99.9% (Cost $737,166,077)		736,994,173
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		537,302
NET ASSETS — 100.0%		$737,531,475

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	7	06/16/2023	$1,192,835	$1,273,930	$81,095

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$736,094,853	$—	$—	$736,094,853
Short-Term Investment	899,320	—	—	899,320
TOTAL INVESTMENTS	$736,994,173	$—	$—	$736,994,173
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$81,095	$—	$—	$81,095
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$737,075,268	$—	$—	$737,075,268
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	6,857	$422,734	$351,141	$48,057	$9,908	$82,331	10,808	$818,057	$18,031
State Street ESG Liquid Reserves Fund, Premier Class	282,856	282,856	3,134,596	3,417,709	257	—	—	—	3,224
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	9,145,894	8,246,283	(215)	(76)	899,230	899,320	28,948
Total		$705,590	$12,631,631	$11,712,049	$9,950	$82,255		$1,717,377	$50,203
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
Boeing Co. (a)	21,489	$4,564,908
General Dynamics Corp.	8,632	1,969,909
Howmet Aerospace, Inc.	14,784	626,398
Huntington Ingalls Industries, Inc.	1,535	317,776
L3Harris Technologies, Inc.	7,299	1,432,356
Lockheed Martin Corp.	8,761	4,141,588
Northrop Grumman Corp.	5,594	2,582,862
Raytheon Technologies Corp.	56,554	5,538,333
Textron, Inc.	8,015	566,099
TransDigm Group, Inc.	2,005	1,477,785
		23,218,014
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,507	447,861
Expeditors International of Washington, Inc.	6,101	671,842
FedEx Corp.	9,193	2,100,508
United Parcel Service, Inc. Class B	28,082	5,447,627
		8,667,838
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	10,552	1,183,829
BorgWarner, Inc.	9,078	445,820
		1,629,649
AUTOMOBILES — 2.0%
Ford Motor Co.	151,797	1,912,642
General Motors Co.	54,528	2,000,087
Tesla, Inc. (a)	103,752	21,524,390
		25,437,119
BANKS — 3.2%
Bank of America Corp.	268,932	7,691,455
Citigroup, Inc.	74,375	3,487,444
Citizens Financial Group, Inc.	18,795	570,804
Comerica, Inc.	5,065	219,922
Fifth Third Bancorp	26,102	695,357
First Republic Bank (b)	6,992	97,818
Huntington Bancshares, Inc.	55,969	626,853
JPMorgan Chase & Co.	112,942	14,717,472
KeyCorp	36,077	451,684
M&T Bank Corp.	6,626	792,271
PNC Financial Services Group, Inc.	15,476	1,967,000
Regions Financial Corp.	36,512	677,663
Truist Financial Corp.	51,052	1,740,873
U.S. Bancorp	53,745	1,937,507
Wells Fargo & Co.	146,900	5,491,122
Zions Bancorp NA	5,751	172,128
		41,337,373
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	6,850	440,249
Coca-Cola Co.	149,607	9,280,122
Constellation Brands, Inc. Class A	6,231	1,407,521
Security Description	Shares	Value
Keurig Dr Pepper, Inc.	32,493	$1,146,353
Molson Coors Beverage Co. Class B	7,264	375,404
Monster Beverage Corp. (a)	29,492	1,592,863
PepsiCo, Inc.	53,054	9,671,744
		23,914,256
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	68,075	10,849,113
Amgen, Inc.	20,539	4,965,303
Biogen, Inc. (a)	5,557	1,545,013
Gilead Sciences, Inc.	48,151	3,995,088
Incyte Corp. (a)	7,221	521,862
Moderna, Inc. (a)	12,674	1,946,473
Regeneron Pharmaceuticals, Inc. (a)	4,141	3,402,535
Vertex Pharmaceuticals, Inc. (a)	9,824	3,095,248
		30,320,635
BROADLINE RETAIL — 2.9%
Amazon.com, Inc. (a)	343,903	35,521,741
eBay, Inc.	21,351	947,344
Etsy, Inc. (a)	4,860	541,064
		37,010,149
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	5,152	356,261
Allegion PLC	3,526	376,330
Carrier Global Corp.	32,085	1,467,889
Johnson Controls International PLC	26,416	1,590,771
Masco Corp.	8,648	429,978
Trane Technologies PLC	8,970	1,650,301
		5,871,530
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	4,087	1,252,666
Bank of New York Mellon Corp.	28,317	1,286,725
BlackRock, Inc.	5,768	3,859,484
Cboe Global Markets, Inc.	4,039	542,195
Charles Schwab Corp.	58,690	3,074,182
CME Group, Inc.	13,766	2,636,464
FactSet Research Systems, Inc.	1,467	608,937
Franklin Resources, Inc.	10,893	293,458
Goldman Sachs Group, Inc.	13,083	4,279,580
Intercontinental Exchange, Inc.	21,440	2,235,978
Invesco Ltd.	17,423	285,737
MarketAxess Holdings, Inc.	1,460	571,283
Moody's Corp.	6,117	1,871,924
Morgan Stanley	50,734	4,454,445
MSCI, Inc.	3,112	1,741,755
Nasdaq, Inc.	12,936	707,211
Northern Trust Corp.	8,044	708,918
Raymond James Financial, Inc.	7,381	688,426
S&P Global, Inc.	12,817	4,418,917
State Street Corp. (c)	14,077	1,065,488

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	8,634	$974,779
		37,558,552
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	8,502	2,441,859
Albemarle Corp.	4,493	993,133
Celanese Corp.	3,827	416,722
CF Industries Holdings, Inc.	7,666	555,708
Corteva, Inc.	27,428	1,654,183
Dow, Inc.	27,002	1,480,250
DuPont de Nemours, Inc.	17,667	1,267,961
Eastman Chemical Co.	4,891	412,507
Ecolab, Inc.	9,515	1,575,018
FMC Corp.	4,963	606,131
International Flavors & Fragrances, Inc.	9,765	897,989
Linde PLC	18,964	6,740,564
LyondellBasell Industries NV Class A	9,881	927,727
Mosaic Co.	13,200	605,616
PPG Industries, Inc.	9,051	1,209,032
Sherwin-Williams Co.	9,049	2,033,944
		23,818,344
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,298	1,525,919
Copart, Inc. (a)	16,428	1,235,550
Republic Services, Inc.	7,956	1,075,810
Rollins, Inc.	8,879	333,229
Waste Management, Inc.	14,360	2,343,121
		6,513,629
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	9,563	1,605,245
Cisco Systems, Inc.	158,245	8,272,257
F5, Inc. (a)	2,287	333,193
Juniper Networks, Inc.	12,556	432,178
Motorola Solutions, Inc.	6,432	1,840,388
		12,483,261
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,476	912,521
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,407	854,629
Vulcan Materials Co.	5,062	868,437
		1,723,066
CONSUMER FINANCE — 2.6%
American Express Co.	23,004	3,794,510
Capital One Financial Corp.	14,609	1,404,801
Costco Wholesale Corp.	17,085	8,489,024
Discover Financial Services	10,533	1,041,082
Dollar General Corp.	8,650	1,820,479
Dollar Tree, Inc. (a)	8,129	1,166,918
Kroger Co.	24,981	1,233,312
Synchrony Financial	17,306	503,258
Sysco Corp.	19,398	1,498,107
Target Corp.	17,654	2,924,032
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	27,248	$942,236
Walmart, Inc.	54,397	8,020,838
		32,838,597
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	58,699	667,995
Avery Dennison Corp.	3,153	564,166
Ball Corp.	12,537	690,914
International Paper Co.	13,839	499,034
Packaging Corp. of America	3,654	507,285
Sealed Air Corp.	5,714	262,330
Westrock Co.	10,075	306,985
		3,498,709
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,443	910,668
LKQ Corp.	9,730	552,275
Pool Corp.	1,552	531,467
		1,994,410
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	273,676	5,268,263
Verizon Communications, Inc.	161,534	6,282,057
		11,550,320
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	9,421	503,082
American Electric Power Co., Inc.	19,663	1,789,136
Constellation Energy Corp.	12,542	984,547
Duke Energy Corp.	29,543	2,850,013
Edison International	14,623	1,032,238
Entergy Corp.	7,809	841,342
Evergy, Inc.	8,702	531,866
Eversource Energy	13,295	1,040,467
Exelon Corp.	37,972	1,590,647
FirstEnergy Corp.	20,722	830,123
NextEra Energy, Inc.	76,455	5,893,152
NRG Energy, Inc.	9,255	317,354
PG&E Corp. (a)	61,708	997,818
Pinnacle West Capital Corp.	4,388	347,705
PPL Corp.	28,251	785,095
Southern Co.	41,761	2,905,730
Xcel Energy, Inc.	20,870	1,407,473
		24,647,788
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,815	1,281,084
Eaton Corp. PLC	15,254	2,613,620
Emerson Electric Co.	22,049	1,921,350
Generac Holdings, Inc. (a)	2,392	258,360
Rockwell Automation, Inc.	4,419	1,296,756
		7,371,170
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	22,763	1,860,193
CDW Corp.	5,236	1,020,444
Corning, Inc.	29,136	1,027,918

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	6,932	$1,119,379
TE Connectivity Ltd.	12,194	1,599,243
Teledyne Technologies, Inc. (a)	1,839	822,695
Trimble, Inc. (a)	9,442	494,950
Zebra Technologies Corp. Class A (a)	2,019	642,042
		8,586,864
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	38,671	1,116,045
Halliburton Co.	35,153	1,112,241
Schlumberger NV	54,435	2,672,758
		4,901,044
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	27,608	2,362,969
Electronic Arts, Inc.	10,075	1,213,534
Live Nation Entertainment, Inc. (a)	5,440	380,800
Netflix, Inc. (a)	17,195	5,940,528
Take-Two Interactive Software, Inc. (a)	6,009	716,874
Walt Disney Co. (a)	70,098	7,018,913
Warner Bros Discovery, Inc. (a)	84,600	1,277,460
		18,911,078
FINANCIAL SERVICES — 4.4%
Berkshire Hathaway, Inc. Class B (a)	69,398	21,428,020
Fidelity National Information Services, Inc.	22,761	1,236,605
Fiserv, Inc. (a)	24,452	2,763,810
FleetCor Technologies, Inc. (a)	2,865	604,085
Global Payments, Inc.	10,376	1,091,970
Jack Henry & Associates, Inc.	2,824	425,633
Mastercard, Inc. Class A	32,700	11,883,507
PayPal Holdings, Inc. (a)	43,742	3,321,768
Visa, Inc. Class A	62,684	14,132,735
		56,888,133
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	21,095	1,680,428
Campbell Soup Co.	7,710	423,896
Conagra Brands, Inc.	18,217	684,230
General Mills, Inc.	22,767	1,945,668
Hershey Co.	5,692	1,448,102
Hormel Foods Corp.	11,100	442,668
J.M. Smucker Co.	4,113	647,263
Kellogg Co.	9,695	649,177
Kraft Heinz Co.	30,476	1,178,507
Lamb Weston Holdings, Inc.	5,477	572,456
McCormick & Co., Inc.	9,604	799,149
Mondelez International, Inc. Class A	52,613	3,668,178
Tyson Foods, Inc. Class A	11,280	669,129
		14,808,851
Security Description	Shares	Value
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	5,401	$606,856
GROUND TRANSPORTATION — 0.8%
CSX Corp.	80,661	2,414,990
J.B. Hunt Transport Services, Inc.	3,223	565,508
Norfolk Southern Corp.	8,881	1,882,772
Old Dominion Freight Line, Inc.	3,470	1,182,715
Union Pacific Corp.	23,603	4,750,340
		10,796,325
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	67,061	6,790,597
Align Technology, Inc. (a)	2,811	939,268
Baxter International, Inc.	19,343	784,552
Becton Dickinson & Co.	10,924	2,704,127
Boston Scientific Corp. (a)	54,952	2,749,249
Contra Abiomed, Inc. (a)	3	3
Cooper Cos., Inc.	1,940	724,318
DENTSPLY SIRONA, Inc.	8,448	331,838
Dexcom, Inc. (a)	14,811	1,720,742
Edwards Lifesciences Corp. (a)	23,759	1,965,582
GE HealthCare Technologies, Inc. (a)	14,078	1,154,818
Hologic, Inc. (a)	9,808	791,506
IDEXX Laboratories, Inc. (a)	3,225	1,612,758
Intuitive Surgical, Inc. (a)	13,550	3,461,619
Medtronic PLC	51,310	4,136,612
ResMed, Inc.	5,672	1,242,111
STERIS PLC	3,857	737,767
Stryker Corp.	12,973	3,703,402
Teleflex, Inc.	1,820	461,024
Zimmer Biomet Holdings, Inc.	8,057	1,040,964
		37,052,857
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AmerisourceBergen Corp.	6,218	995,564
Cardinal Health, Inc.	10,054	759,077
Centene Corp. (a)	21,725	1,373,237
Cigna Group	11,522	2,944,217
CVS Health Corp.	49,527	3,680,351
DaVita, Inc. (a)	2,338	189,635
Elevance Health, Inc.	9,207	4,233,471
HCA Healthcare, Inc.	8,192	2,160,067
Henry Schein, Inc. (a)	5,339	435,342
Humana, Inc.	4,900	2,378,754
Laboratory Corp. of America Holdings	3,392	778,193
McKesson Corp.	5,286	1,882,080
Molina Healthcare, Inc. (a)	2,238	598,643
Quest Diagnostics, Inc.	4,378	619,399
UnitedHealth Group, Inc.	35,994	17,010,404
Universal Health Services, Inc. Class B	2,460	312,666
		40,351,100
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	20,513	450,671

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ventas, Inc. REIT	15,335	$664,772
Welltower, Inc. REIT	18,131	1,299,811
		2,415,254
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	26,868	443,053
HOTELS, RESTAURANTS & LEISURE — 2.2%
Booking Holdings, Inc. (a)	1,511	4,007,792
Caesars Entertainment, Inc. (a)	8,136	397,118
Carnival Corp. (a) (b)	38,550	391,282
Chipotle Mexican Grill, Inc. (a)	1,069	1,826,162
Darden Restaurants, Inc.	4,693	728,166
Domino's Pizza, Inc.	1,376	453,901
Expedia Group, Inc. (a)	5,806	563,356
Hilton Worldwide Holdings, Inc.	10,514	1,481,107
Las Vegas Sands Corp. (a)	12,564	721,802
Marriott International, Inc. Class A	10,324	1,714,197
McDonald's Corp.	28,171	7,876,893
MGM Resorts International	12,487	554,673
Norwegian Cruise Line Holdings Ltd. (a)	16,460	221,387
Royal Caribbean Cruises Ltd. (a)	8,453	551,981
Starbucks Corp.	44,266	4,609,419
Wynn Resorts Ltd. (a)	3,977	445,066
Yum! Brands, Inc.	10,925	1,442,974
		27,987,276
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	12,016	1,173,843
Garmin Ltd.	5,765	581,804
Lennar Corp. Class A	9,908	1,041,430
Mohawk Industries, Inc. (a)	2,174	217,878
Newell Brands, Inc.	14,337	178,352
NVR, Inc. (a)	125	696,524
PulteGroup, Inc.	8,737	509,192
Whirlpool Corp.	2,240	295,725
		4,694,748
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	9,414	832,292
Clorox Co.	4,752	751,957
Colgate-Palmolive Co.	32,333	2,429,825
Kimberly-Clark Corp.	12,929	1,735,330
Procter & Gamble Co.	91,261	13,569,598
		19,319,002
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	25,377	611,078
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	21,311	2,239,999
General Electric Co.	42,236	4,037,762
Honeywell International, Inc.	25,959	4,961,284
		11,239,045
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	35,504	4,429,834
Security Description	Shares	Value
INSURANCE — 2.2%
Aflac, Inc.	22,024	$1,420,988
Allstate Corp.	10,174	1,127,381
American International Group, Inc.	28,511	1,435,814
Aon PLC Class A	7,940	2,503,403
Arch Capital Group Ltd. (a)	14,192	963,211
Arthur J Gallagher & Co.	8,092	1,548,081
Assurant, Inc.	2,019	242,421
Brown & Brown, Inc.	8,879	509,832
Chubb Ltd.	16,012	3,109,210
Cincinnati Financial Corp.	6,099	683,576
Everest Re Group Ltd.	1,506	539,178
Globe Life, Inc.	3,660	402,673
Hartford Financial Services Group, Inc.	12,366	861,787
Lincoln National Corp.	6,312	141,831
Loews Corp.	7,675	445,303
Marsh & McLennan Cos., Inc.	19,169	3,192,597
MetLife, Inc.	25,281	1,464,781
Principal Financial Group, Inc.	8,727	648,591
Progressive Corp.	22,447	3,211,268
Prudential Financial, Inc.	14,291	1,182,437
Travelers Cos., Inc.	8,991	1,541,147
W R Berkley Corp.	7,947	494,780
Willis Towers Watson PLC	4,247	986,918
		28,657,208
INTERACTIVE MEDIA & SERVICES — 4.9%
Alphabet, Inc. Class A (a)	229,988	23,856,656
Alphabet, Inc. Class C (a)	200,279	20,829,016
Match Group, Inc. (a)	10,698	410,696
Meta Platforms, Inc. Class A (a)	85,864	18,198,016
		63,294,384
IT SERVICES — 1.2%
Accenture PLC Class A	24,206	6,918,317
Akamai Technologies, Inc. (a)	6,251	489,453
Cognizant Technology Solutions Corp. Class A	19,899	1,212,446
DXC Technology Co. (a)	9,723	248,520
EPAM Systems, Inc. (a)	2,201	658,099
Gartner, Inc. (a)	3,075	1,001,743
International Business Machines Corp.	34,811	4,563,374
VeriSign, Inc. (a)	3,534	746,840
		15,838,792
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	4,912	263,725
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	11,491	1,589,665
Bio-Rad Laboratories, Inc. Class A (a)	825	395,191
Bio-Techne Corp.	5,867	435,273
Charles River Laboratories International, Inc. (a)	1,960	395,567

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Danaher Corp.	25,147	$6,338,050
Illumina, Inc. (a)	6,032	1,402,742
IQVIA Holdings, Inc. (a)	7,117	1,415,500
Mettler-Toledo International, Inc. (a)	849	1,299,148
PerkinElmer, Inc.	4,802	639,915
Thermo Fisher Scientific, Inc.	15,102	8,704,340
Waters Corp. (a)	2,275	704,408
West Pharmaceutical Services, Inc.	2,845	985,707
		24,305,506
MACHINERY — 1.9%
Caterpillar, Inc.	19,958	4,567,189
Cummins, Inc.	5,448	1,301,418
Deere & Co.	10,436	4,308,816
Dover Corp.	5,408	821,691
Fortive Corp.	13,779	939,314
IDEX Corp.	2,899	669,756
Illinois Tool Works, Inc.	10,793	2,627,556
Ingersoll Rand, Inc.	15,549	904,641
Nordson Corp.	2,058	457,411
Otis Worldwide Corp.	16,187	1,366,183
PACCAR, Inc.	19,949	1,460,267
Parker-Hannifin Corp.	4,930	1,657,022
Pentair PLC	6,339	350,357
Snap-on, Inc.	2,031	501,434
Stanley Black & Decker, Inc.	5,667	456,647
Westinghouse Air Brake Technologies Corp.	6,987	706,106
Xylem, Inc.	6,932	725,780
		23,821,588
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	4,125	1,475,141
Comcast Corp. Class A	162,269	6,151,618
DISH Network Corp. Class A (a)	9,346	87,198
Fox Corp. Class A	12,429	423,207
Fox Corp. Class B	5,677	177,747
Interpublic Group of Cos., Inc.	14,969	557,446
News Corp. Class A	14,979	258,687
News Corp. Class B	4,727	82,392
Omnicom Group, Inc.	8,097	763,871
Paramount Global Class B	19,332	431,297
		10,408,604
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	54,834	2,243,259
Newmont Corp.	30,536	1,496,875
Nucor Corp.	9,836	1,519,367
Steel Dynamics, Inc.	6,435	727,541
		5,987,042
MULTI-UTILITIES — 0.8%
Ameren Corp.	9,920	856,989
CenterPoint Energy, Inc.	24,346	717,233
CMS Energy Corp.	11,100	681,318
Security Description	Shares	Value
Consolidated Edison, Inc.	13,678	$1,308,574
Dominion Energy, Inc.	32,073	1,793,201
DTE Energy Co.	7,436	814,540
NiSource, Inc.	15,585	435,757
Public Service Enterprise Group, Inc.	19,233	1,201,101
Sempra Energy	12,055	1,822,234
WEC Energy Group, Inc.	12,075	1,144,589
		10,775,536
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	5,673	712,472
Boston Properties, Inc. REIT	5,350	289,542
		1,002,014
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	75,926	1,329,464
Marathon Petroleum Corp.	17,504	2,360,064
ONEOK, Inc.	17,155	1,090,029
Phillips 66	18,136	1,838,628
Targa Resources Corp.	8,681	633,279
Valero Energy Corp.	14,782	2,063,567
Williams Cos., Inc.	46,718	1,395,000
		10,710,031
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,803	201,534
American Airlines Group, Inc. (a)	24,381	359,620
Delta Air Lines, Inc. (a)	24,700	862,524
Southwest Airlines Co.	22,599	735,371
United Airlines Holdings, Inc. (a)	12,567	556,090
		2,715,139
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,871	2,186,347
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	81,743	5,665,607
Catalent, Inc. (a)	6,935	455,699
Eli Lilly & Co.	30,370	10,429,665
Johnson & Johnson	100,675	15,604,625
Merck & Co., Inc.	97,663	10,390,367
Organon & Co.	9,765	229,673
Pfizer, Inc.	216,010	8,813,208
Viatris, Inc.	45,994	442,462
Zoetis, Inc.	17,904	2,979,942
		55,011,248
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	15,960	3,553,175
Broadridge Financial Solutions, Inc.	4,491	658,246
CoStar Group, Inc. (a)	15,607	1,074,542
Equifax, Inc.	4,656	944,423
Jacobs Solutions, Inc.	4,985	585,787
Leidos Holdings, Inc.	5,457	502,371
Paychex, Inc.	12,306	1,410,145
Robert Half International, Inc.	4,180	336,783

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	6,135	$1,177,061
		10,242,533
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,287	894,616
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	5,378	903,827
Camden Property Trust REIT	4,059	425,546
Equity Residential REIT	13,012	780,720
Essex Property Trust, Inc. REIT	2,491	520,968
Invitation Homes, Inc. REIT	22,217	693,837
Mid-America Apartment Communities, Inc. REIT	4,439	670,466
UDR, Inc. REIT	11,590	475,885
		4,471,249
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,812	277,910
Kimco Realty Corp. REIT	23,718	463,212
Realty Income Corp. REIT	24,056	1,523,226
Regency Centers Corp. REIT	6,043	369,711
Simon Property Group, Inc. REIT	12,568	1,407,239
		4,041,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Advanced Micro Devices, Inc. (a)	61,915	6,068,289
Analog Devices, Inc.	19,779	3,900,814
Applied Materials, Inc.	32,535	3,996,274
Broadcom, Inc.	16,108	10,333,926
Enphase Energy, Inc. (a)	5,187	1,090,722
First Solar, Inc. (a)	3,824	831,720
Intel Corp.	158,751	5,186,395
KLA Corp.	5,476	2,185,855
Lam Research Corp.	5,283	2,800,624
Microchip Technology, Inc.	21,251	1,780,409
Micron Technology, Inc.	41,702	2,516,299
Monolithic Power Systems, Inc.	1,745	873,442
NVIDIA Corp.	94,902	26,360,929
NXP Semiconductors NV	10,043	1,872,769
ON Semiconductor Corp. (a)	16,543	1,361,820
Qorvo, Inc. (a)	4,147	421,211
QUALCOMM, Inc.	43,211	5,512,859
Skyworks Solutions, Inc.	6,303	743,628
SolarEdge Technologies, Inc. (a)	2,164	657,748
Teradyne, Inc.	5,969	641,727
Texas Instruments, Inc.	35,028	6,515,558
		85,653,018
SOFTWARE — 9.7%
Adobe, Inc. (a)	17,654	6,803,322
ANSYS, Inc. (a)	3,314	1,102,899
Autodesk, Inc. (a)	8,383	1,745,005
Cadence Design Systems, Inc. (a)	10,528	2,211,827
Ceridian HCM Holding, Inc. (a)	5,867	429,582
Security Description	Shares	Value
Fortinet, Inc. (a)	24,863	$1,652,395
Gen Digital, Inc.	22,016	377,795
Intuit, Inc.	10,870	4,846,172
Microsoft Corp.	287,167	82,790,246
Oracle Corp.	59,162	5,497,333
Paycom Software, Inc. (a)	1,910	580,659
PTC, Inc. (a)	4,059	520,486
Roper Technologies, Inc.	4,097	1,805,507
Salesforce, Inc. (a)	38,573	7,706,114
ServiceNow, Inc. (a)	7,780	3,615,522
Synopsys, Inc. (a)	5,843	2,256,859
Tyler Technologies, Inc. (a)	1,591	564,232
		124,505,955
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	17,983	3,674,646
Crown Castle, Inc. REIT	16,584	2,219,603
Digital Realty Trust, Inc. REIT	11,010	1,082,393
Equinix, Inc. REIT	3,546	2,556,808
Extra Space Storage, Inc. REIT	5,143	837,949
Iron Mountain, Inc. REIT	11,084	586,454
Public Storage REIT	6,035	1,823,415
SBA Communications Corp. REIT	4,222	1,102,238
VICI Properties, Inc. REIT	36,789	1,200,057
Weyerhaeuser Co. REIT	28,425	856,445
		15,940,008
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	2,365	287,608
AutoZone, Inc. (a)	720	1,769,868
Bath & Body Works, Inc.	8,728	319,270
Best Buy Co., Inc.	7,687	601,661
CarMax, Inc. (a)	6,230	400,464
Home Depot, Inc.	39,424	11,634,811
Lowe's Cos., Inc.	23,334	4,666,100
O'Reilly Automotive, Inc. (a)	2,398	2,035,854
Ross Stores, Inc.	13,323	1,413,970
TJX Cos., Inc.	44,852	3,514,603
Tractor Supply Co.	4,251	999,155
Ulta Beauty, Inc. (a)	1,956	1,067,331
		28,710,695
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.6%
Apple, Inc.	573,734	94,608,737
Hewlett Packard Enterprise Co.	49,629	790,590
HP, Inc.	34,795	1,021,233
NetApp, Inc.	8,567	547,003
Seagate Technology Holdings PLC	7,631	504,562
Western Digital Corp. (a)	12,177	458,707
		97,930,832
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	48,040	5,891,626
Ralph Lauren Corp.	1,736	202,539
Tapestry, Inc.	9,249	398,724

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
VF Corp.	12,339	$282,687
		6,775,576
TOBACCO — 0.7%
Altria Group, Inc.	69,091	3,082,840
Philip Morris International, Inc.	59,763	5,811,952
		8,894,792
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,856	1,178,913
United Rentals, Inc.	2,715	1,074,488
W.W. Grainger, Inc.	1,761	1,212,994
		3,466,395
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,410	1,085,491
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc. (a)	23,066	3,340,879
TOTAL COMMON STOCKS (Cost $1,179,209,250)		1,277,289,829
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	2,289,837	2,290,066
State Street Navigator Securities Lending Portfolio II (c) (g)	87,948	87,948
TOTAL SHORT-TERM INVESTMENTS (Cost $2,378,096)		2,378,014
TOTAL INVESTMENTS — 99.9% (Cost $1,181,587,346)		1,279,667,843
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		784,913
NET ASSETS — 100.0%		$1,280,452,756

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	06/16/2023	$1,993,914	$2,068,874	$74,960
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,277,289,826	$3	$—	$1,277,289,829
Short-Term Investments	2,378,014	—	—	2,378,014
TOTAL INVESTMENTS	$1,279,667,840	$3	$—	$1,279,667,843
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$74,960	$—	$—	$74,960
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,279,742,800	$3	$—	$1,279,742,803
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	13,655	$841,831	$156,799	$124,006	$22,889	$167,975	14,077	$1,065,488	$26,492
State Street Institutional Liquid Reserves Fund, Premier Class	2,455,547	2,455,302	22,818,263	22,984,069	640	(70)	2,289,837	2,290,066	45,630
State Street Navigator Securities Lending Portfolio II	2,313	2,313	5,265,427	5,179,792	—	—	87,948	87,948	1,326
Total		$3,299,446	$28,240,489	$28,287,867	$23,529	$167,905		$3,443,502	$73,448
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	61,855	$3,374,190
Aerojet Rocketdyne Holdings, Inc. (a)	143,450	8,057,586
AeroVironment, Inc. (a)	47,625	4,365,308
Kaman Corp.	52,522	1,200,653
Moog, Inc. Class A	54,351	5,475,863
National Presto Industries, Inc.	9,998	720,756
Triumph Group, Inc. (a)	121,839	1,412,114
		24,606,470
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	50,376	5,428,518
Hub Group, Inc. Class A (a)	61,839	5,190,765
		10,619,283
AUTOMOBILE COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	214,826	1,677,791
Dorman Products, Inc. (a)	53,519	4,616,549
Gentherm, Inc. (a)	62,893	3,799,995
LCI Industries (b)	48,132	5,288,263
Patrick Industries, Inc.	40,723	2,802,150
Standard Motor Products, Inc.	35,145	1,297,202
XPEL, Inc. (a) (b)	36,795	2,500,220
		21,982,170
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	57,757	3,332,579
BANKS — 9.4%
Ameris Bancorp	123,453	4,515,911
Atlantic Union Bankshares Corp.	141,215	4,949,586
Axos Financial, Inc. (a)	101,020	3,729,658
Banc of California, Inc.	102,869	1,288,949
BancFirst Corp.	32,982	2,740,804
Bancorp, Inc. (a)	105,280	2,932,048
BankUnited, Inc.	143,084	3,230,837
Banner Corp.	64,629	3,513,879
Berkshire Hills Bancorp, Inc.	83,283	2,087,072
Brookline Bancorp, Inc.	164,676	1,729,098
Capitol Federal Financial, Inc.	237,584	1,598,940
Central Pacific Financial Corp.	50,655	906,724
City Holding Co.	28,072	2,551,183
Community Bank System, Inc.	101,753	5,341,015
Customers Bancorp, Inc. (a)	57,065	1,056,844
CVB Financial Corp. (b)	248,813	4,150,201
Dime Community Bancshares, Inc.	60,775	1,380,808
Eagle Bancorp, Inc.	58,818	1,968,638
FB Financial Corp.	65,819	2,045,654
First BanCorp (c)	345,518	3,945,816
First BanCorp (b) (c)	76,480	2,716,570
First Commonwealth Financial Corp.	193,050	2,399,611
First Financial Bancorp	179,343	3,904,297
Security Description	Shares	Value
First Hawaiian, Inc.	241,082	$4,973,522
Hanmi Financial Corp.	57,106	1,060,458
Heritage Financial Corp.	65,862	1,409,447
Hilltop Holdings, Inc.	86,212	2,557,910
HomeStreet, Inc.	34,864	627,203
Hope Bancorp, Inc.	224,316	2,202,783
Independent Bank Corp.	86,361	5,667,009
Independent Bank Group, Inc.	67,023	3,106,516
Lakeland Financial Corp.	47,928	3,002,210
National Bank Holdings Corp. Class A	71,157	2,380,913
NBT Bancorp, Inc.	81,019	2,731,150
Northfield Bancorp, Inc.	78,197	921,161
Northwest Bancshares, Inc.	240,202	2,889,630
OFG Bancorp	89,285	2,226,768
Pacific Premier Bancorp, Inc.	179,862	4,320,285
Park National Corp. (b)	27,401	3,248,937
Pathward Financial, Inc.	51,683	2,144,328
Preferred Bank	24,792	1,358,850
Provident Financial Services, Inc.	142,417	2,731,558
Renasant Corp.	105,796	3,235,242
S&T Bancorp, Inc.	73,218	2,302,706
Seacoast Banking Corp. of Florida (b)	158,367	3,753,298
ServisFirst Bancshares, Inc. (b)	92,522	5,054,477
Simmons First National Corp. Class A	240,520	4,206,695
Southside Bancshares, Inc. (b)	56,270	1,868,164
Stellar Bancorp, Inc.	84,462	2,078,610
Tompkins Financial Corp.	23,531	1,557,987
Triumph Financial, Inc. (a)	42,478	2,466,273
TrustCo Bank Corp. NY	35,608	1,137,320
Trustmark Corp.	115,323	2,848,478
United Community Banks, Inc.	217,527	6,116,859
Veritex Holdings, Inc.	101,424	1,852,002
Washington Federal, Inc.	123,702	3,725,904
Westamerica BanCorp	50,890	2,254,427
WSFS Financial Corp.	116,665	4,387,771
		163,090,994
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	28,925	2,797,626
National Beverage Corp. (a)	43,779	2,308,029
		5,105,655
BIOTECHNOLOGY — 2.3%
Anika Therapeutics, Inc. (a)	28,629	822,225
Arcus Biosciences, Inc. (a)	97,761	1,783,161
Avid Bioservices, Inc. (a)	116,922	2,193,457
Catalyst Pharmaceuticals, Inc. (a)	181,110	3,002,804
Coherus Biosciences, Inc. (a)	126,438	864,836
Cytokinetics, Inc. (a)	179,146	6,304,148
Dynavax Technologies Corp. (a)	222,670	2,184,393
Eagle Pharmaceuticals, Inc. (a)	20,133	571,173
Emergent BioSolutions, Inc. (a)	86,897	900,253

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	36,832	$1,489,486
Ironwood Pharmaceuticals, Inc. (a)	252,464	2,655,921
iTeos Therapeutics, Inc. (a)	47,423	645,427
Myriad Genetics, Inc. (a)	153,194	3,558,697
REGENXBIO, Inc. (a)	70,584	1,334,743
uniQure NV (a)	77,291	1,556,641
Vanda Pharmaceuticals, Inc. (a)	109,346	742,459
Vericel Corp. (a)	89,335	2,619,302
Vir Biotechnology, Inc. (a)	143,464	3,338,407
Xencor, Inc. (a)	113,325	3,160,634
		39,728,167
BROADLINE RETAIL — 0.0% (d)
Big Lots, Inc. (b)	56,705	621,487
BUILDING PRODUCTS — 1.8%
AAON, Inc.	79,551	7,691,786
American Woodmark Corp. (a)	31,160	1,622,501
Apogee Enterprises, Inc.	41,641	1,800,973
AZZ, Inc.	46,708	1,926,238
Gibraltar Industries, Inc. (a)	58,155	2,820,518
Griffon Corp.	89,141	2,853,403
Insteel Industries, Inc.	36,427	1,013,399
Masterbrand, Inc. (a)	240,673	1,935,011
PGT Innovations, Inc. (a)	112,593	2,827,210
Quanex Building Products Corp.	62,258	1,340,415
Resideo Technologies, Inc. (a)	276,077	5,046,688
		30,878,142
CAPITAL MARKETS — 1.0%
Avantax, Inc. (a)	74,713	1,966,446
B Riley Financial, Inc. (b)	29,933	849,798
Brightsphere Investment Group, Inc.	60,564	1,428,099
Donnelley Financial Solutions, Inc. (a)	46,915	1,916,947
Piper Sandler Cos.	25,919	3,592,633
StoneX Group, Inc. (a)	33,214	3,438,645
Virtus Investment Partners, Inc.	12,823	2,441,371
WisdomTree, Inc. (b)	208,690	1,222,923
		16,856,862
CHEMICALS — 2.9%
AdvanSix, Inc.	51,697	1,978,444
American Vanguard Corp.	52,074	1,139,379
Balchem Corp.	60,815	7,691,881
FutureFuel Corp.	49,925	368,447
Hawkins, Inc.	35,523	1,555,197
HB Fuller Co.	101,660	6,958,627
Innospec, Inc.	46,844	4,809,473
Koppers Holdings, Inc.	39,142	1,368,796
Livent Corp. (a) (b)	339,539	7,374,787
Mativ Holdings, Inc.	103,153	2,214,695
Minerals Technologies, Inc.	61,351	3,706,827
Quaker Chemical Corp. (b)	25,726	5,092,462
Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (a)	123,638	$775,210
Stepan Co.	40,032	4,124,497
Trinseo PLC	65,530	1,366,301
		50,525,023
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	125,133	5,623,477
Brady Corp. Class A	87,458	4,699,118
CoreCivic, Inc. REIT (a)	215,781	1,985,185
Deluxe Corp.	80,889	1,294,224
GEO Group, Inc. (a) (b)	232,885	1,837,463
Harsco Corp. (a)	148,910	1,017,055
Healthcare Services Group, Inc.	139,041	1,928,499
HNI Corp.	77,642	2,161,553
Interface, Inc.	113,775	923,853
KAR Auction Services, Inc. (a)	206,041	2,818,641
Liquidity Services, Inc. (a)	44,888	591,175
Matthews International Corp. Class A	57,118	2,059,675
MillerKnoll, Inc.	143,001	2,924,370
Pitney Bowes, Inc. (b)	303,253	1,179,654
UniFirst Corp.	28,585	5,037,535
Viad Corp. (a)	40,278	839,394
		36,920,871
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN Holdings, Inc.	132,559	2,102,386
Clearfield, Inc. (a) (b)	23,664	1,102,269
Comtech Telecommunications Corp.	54,234	676,840
Digi International, Inc. (a)	67,126	2,260,804
Extreme Networks, Inc. (a)	244,530	4,675,413
Harmonic, Inc. (a)	208,096	3,036,120
NETGEAR, Inc. (a)	56,014	1,036,819
NetScout Systems, Inc. (a)	127,501	3,652,904
Viasat, Inc. (a) (b)	144,401	4,886,530
Viavi Solutions, Inc. (a)	425,525	4,608,436
		28,038,521
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	91,531	5,776,521
Comfort Systems USA, Inc.	67,626	9,870,691
Dycom Industries, Inc. (a)	55,828	5,228,292
Granite Construction, Inc.	82,658	3,395,591
MYR Group, Inc. (a)	31,369	3,952,808
		28,223,903
CONSUMER FINANCE — 1.1%
Bread Financial Holdings, Inc. (b)	94,286	2,858,751
Chefs' Warehouse, Inc. (a)	63,935	2,176,987
Encore Capital Group, Inc. (a) (b)	43,899	2,214,705
Enova International, Inc. (a)	58,628	2,604,842
EZCORP, Inc. Class A (a) (b)	98,621	848,141
Green Dot Corp. Class A (a)	87,773	1,507,940
LendingTree, Inc. (a)	21,273	567,138

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PRA Group, Inc. (a)	73,757	$2,873,573
PROG Holdings, Inc. (a)	93,856	2,232,834
World Acceptance Corp. (a) (b)	6,414	534,222
		18,419,133
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc.	58,385	2,412,468
PriceSmart, Inc.	47,541	3,398,231
SpartanNash Co.	66,160	1,640,768
United Natural Foods, Inc. (a)	113,849	2,999,921
		10,451,388
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	68,464	1,467,184
O-I Glass, Inc. (a)	292,133	6,634,340
		8,101,524
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	85,919	3,318,192
Frontdoor, Inc. (a)	154,312	4,302,219
Mister Car Wash, Inc. (a) (b)	148,650	1,281,363
Perdoceo Education Corp. (a)	126,040	1,692,717
Strategic Education, Inc.	42,075	3,779,597
Stride, Inc. (a)	77,430	3,039,127
		17,413,215
DIVERSIFIED REITs — 1.0%
Alexander & Baldwin, Inc. REIT	136,034	2,572,403
American Assets Trust, Inc. REIT	97,980	1,821,448
Armada Hoffler Properties, Inc. REIT	127,042	1,500,366
Essential Properties Realty Trust, Inc. REIT	269,431	6,695,360
Global Net Lease, Inc. REIT	194,850	2,505,771
iStar, Inc. REIT (a) (b)	71,610	2,103,199
		17,198,547
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	21,023	860,261
Cogent Communications Holdings, Inc.	80,933	5,157,051
Consolidated Communications Holdings, Inc. (a)	144,941	373,948
Lumen Technologies, Inc. (b)	1,742,157	4,616,716
		11,007,976
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	78,802	5,695,020
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp.	34,762	6,442,441
Powell Industries, Inc.	17,784	757,421
		7,199,862
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Advanced Energy Industries, Inc.	70,706	6,929,188
Security Description	Shares	Value
Arlo Technologies, Inc. (a)	170,915	$1,035,745
Badger Meter, Inc.	55,446	6,754,432
Benchmark Electronics, Inc.	65,933	1,561,953
CTS Corp.	59,891	2,962,209
ePlus, Inc. (a)	50,879	2,495,106
Fabrinet (a)	69,261	8,225,436
FARO Technologies, Inc. (a)	36,420	896,296
Insight Enterprises, Inc. (a)	57,392	8,204,760
Itron, Inc. (a)	85,545	4,743,470
Knowles Corp. (a)	172,525	2,932,925
Methode Electronics, Inc.	67,797	2,974,932
OSI Systems, Inc. (a)	29,620	3,031,903
PC Connection, Inc.	21,875	983,500
Plexus Corp. (a)	52,468	5,119,303
Rogers Corp. (a)	35,650	5,826,280
Sanmina Corp. (a)	110,418	6,734,394
ScanSource, Inc. (a)	47,536	1,446,996
TTM Technologies, Inc. (a)	191,865	2,588,259
		75,447,087
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	251,156	2,453,794
Bristow Group, Inc. (a)	44,050	986,720
Core Laboratories NV (b)	87,487	1,929,088
DMC Global, Inc. (a)	36,345	798,500
Dril-Quip, Inc. (a)	63,597	1,824,598
Helix Energy Solutions Group, Inc. (a)	267,730	2,072,230
Helmerich & Payne, Inc.	197,765	7,070,099
Nabors Industries Ltd. (a)	16,892	2,059,304
NexTier Oilfield Solutions, Inc. (a) (b)	299,538	2,381,327
Oceaneering International, Inc. (a)	189,561	3,341,961
Oil States International, Inc. (a)	119,640	996,601
Patterson-UTI Energy, Inc.	410,453	4,802,300
ProPetro Holding Corp. (a)	180,400	1,297,076
RPC, Inc. (b)	155,918	1,199,009
U.S. Silica Holdings, Inc. (a)	142,038	1,695,934
		34,908,541
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	202,773	2,999,013
Marcus Corp. (b)	47,175	754,800
		3,753,813
FINANCIAL SERVICES — 1.5%
EVERTEC, Inc.	123,298	4,161,308
Mr Cooper Group, Inc. (a)	131,189	5,374,813
NMI Holdings, Inc. Class A (a)	158,109	3,530,574
Payoneer Global, Inc. (a) (b)	374,614	2,352,576
Radian Group, Inc.	296,859	6,560,584
Walker & Dunlop, Inc.	58,101	4,425,553
		26,405,408
FOOD PRODUCTS — 2.2%
B&G Foods, Inc.	134,480	2,088,474
Calavo Growers, Inc.	34,723	998,981

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cal-Maine Foods, Inc.	71,780	$4,370,684
Fresh Del Monte Produce, Inc.	57,426	1,729,097
Hain Celestial Group, Inc. (a)	169,128	2,900,545
Hostess Brands, Inc. (a)	253,373	6,303,920
J & J Snack Foods Corp.	28,429	4,213,746
John B Sanfilippo & Son, Inc.	16,834	1,631,551
Seneca Foods Corp. Class A (a) (b)	10,243	535,402
Simply Good Foods Co. (a)	160,023	6,364,115
Tootsie Roll Industries, Inc. (b)	34,269	1,539,021
TreeHouse Foods, Inc. (a)	95,571	4,819,646
		37,495,182
GAS UTILITIES — 0.4%
Chesapeake Utilities Corp.	33,618	4,302,768
Northwest Natural Holding Co.	66,423	3,159,078
		7,461,846
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	45,877	4,239,952
Heartland Express, Inc.	87,405	1,391,487
Marten Transport Ltd.	108,067	2,264,004
RXO, Inc. (a)	220,356	4,327,792
		12,223,235
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	73,273	757,643
Artivion, Inc. (a)	75,482	988,814
Avanos Medical, Inc. (a)	87,296	2,596,183
Cardiovascular Systems, Inc. (a) (b)	78,700	1,562,982
CONMED Corp. (b)	57,694	5,992,099
Cutera, Inc. (a) (b)	33,470	790,561
Embecta Corp.	108,223	3,043,231
Glaukos Corp. (a)	90,320	4,525,032
Heska Corp. (a) (b)	19,043	1,858,978
Inogen, Inc. (a)	44,665	557,419
Integer Holdings Corp. (a)	62,719	4,860,723
LeMaitre Vascular, Inc.	36,288	1,867,743
Merit Medical Systems, Inc. (a)	107,674	7,962,492
Mesa Laboratories, Inc. (b)	9,478	1,656,091
NuVasive, Inc. (a)	98,571	4,071,968
OraSure Technologies, Inc. (a)	140,386	849,335
Orthofix Medical, Inc. (a)	65,961	1,104,847
Tandem Diabetes Care, Inc. (a)	121,511	4,934,562
Varex Imaging Corp. (a)	75,169	1,367,324
Zynex, Inc. (a)	41,990	503,880
		51,851,907
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AdaptHealth Corp. (a) (b)	144,137	1,791,623
Addus HomeCare Corp. (a)	30,458	3,251,696
Agiliti, Inc. (a) (b)	62,433	997,679
AMN Healthcare Services, Inc. (a) (b)	81,985	6,801,475
Apollo Medical Holdings, Inc. (a) (b)	73,866	2,693,893
Security Description	Shares	Value
Community Health Systems, Inc. (a)	234,854	$1,150,784
CorVel Corp. (a)	17,167	3,266,537
Cross Country Healthcare, Inc. (a)	66,427	1,482,651
Enhabit, Inc. (a)	93,031	1,294,061
Ensign Group, Inc.	105,422	10,072,018
Fulgent Genetics, Inc. (a) (b)	36,988	1,154,765
ModivCare, Inc. (a)	23,922	2,011,362
NeoGenomics, Inc. (a)	239,149	4,163,584
OmniAb, Inc. (a) (e)	23,280	—
Owens & Minor, Inc. (a)	143,014	2,080,854
Pediatrix Medical Group, Inc. (a)	153,692	2,291,548
RadNet, Inc. (a)	91,532	2,291,046
Select Medical Holdings Corp.	197,109	5,095,268
U.S. Physical Therapy, Inc. (b)	24,390	2,388,025
		54,278,869
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	188,133	3,683,644
Community Healthcare Trust, Inc. REIT	44,144	1,615,671
LTC Properties, Inc. REIT	76,056	2,671,847
Universal Health Realty Income Trust REIT	23,829	1,146,413
		9,117,575
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a) (b)	199,342	4,806,136
Computer Programs & Systems, Inc. (a)	27,538	831,647
HealthStream, Inc. (a)	45,303	1,227,711
NextGen Healthcare, Inc. (a)	100,304	1,746,293
Simulations Plus, Inc. (b)	30,152	1,324,879
Veradigm, Inc. (a)	205,153	2,677,247
		12,613,913
HOTEL & RESORT REITs — 1.1%
Chatham Lodging Trust REIT (b)	91,362	958,387
DiamondRock Hospitality Co. REIT	395,936	3,218,960
Pebblebrook Hotel Trust REIT (b)	248,595	3,490,274
Service Properties Trust REIT	312,897	3,116,454
Summit Hotel Properties, Inc. REIT	200,394	1,402,758
Sunstone Hotel Investors, Inc. REIT	397,859	3,930,847
Xenia Hotels & Resorts, Inc. REIT	215,357	2,819,023
		18,936,703
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc. (a)	43,823	1,277,002
Bloomin' Brands, Inc.	166,243	4,264,133
Brinker International, Inc. (a)	83,358	3,167,604
Cheesecake Factory, Inc. (b)	90,484	3,171,464

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Chuy's Holdings, Inc. (a)	33,748	$1,209,866
Cracker Barrel Old Country Store, Inc. (b)	41,996	4,770,746
Dave & Buster's Entertainment, Inc. (a)	79,433	2,922,340
Dine Brands Global, Inc. (b)	29,439	1,991,254
El Pollo Loco Holdings, Inc. (b)	38,253	366,846
Golden Entertainment, Inc. (a)	41,222	1,793,569
Jack in the Box, Inc.	38,930	3,409,879
Monarch Casino & Resort, Inc.	24,930	1,848,560
Ruth's Hospitality Group, Inc.	56,764	932,065
Sabre Corp. (a) (b)	616,342	2,644,107
Shake Shack, Inc. Class A (a)	70,515	3,912,877
Six Flags Entertainment Corp. (a)	139,928	3,737,477
		41,419,789
HOUSEHOLD DURABLES — 2.9%
Cavco Industries, Inc. (a)	15,219	4,835,685
Century Communities, Inc.	53,530	3,421,638
Ethan Allen Interiors, Inc. (b)	42,799	1,175,261
Green Brick Partners, Inc. (a)	50,937	1,785,851
Installed Building Products, Inc.	44,395	5,062,362
iRobot Corp. (a)	51,086	2,229,393
La-Z-Boy, Inc.	80,958	2,354,259
LGI Homes, Inc. (a) (b)	38,738	4,417,294
M/I Homes, Inc. (a)	51,859	3,271,784
MDC Holdings, Inc.	109,942	4,273,446
Meritage Homes Corp.	69,252	8,085,863
Sonos, Inc. (a) (b)	241,044	4,729,283
Tri Pointe Homes, Inc. (a)	191,028	4,836,829
		50,478,948
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	18,818	772,667
Central Garden & Pet Co. Class A (a)	77,333	3,021,400
WD-40 Co. (b)	25,711	4,577,844
		8,371,911
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT (b)	52,903	4,020,099
LXP Industrial Trust REIT	521,940	5,381,201
Star Holdings (a)	24,890	432,837
		9,834,137
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	84,252	1,304,221
American Equity Investment Life Holding Co.	131,397	4,794,677
AMERISAFE, Inc.	35,952	1,759,850
Assured Guaranty Ltd.	113,458	5,703,534
Employers Holdings, Inc.	51,060	2,128,691
Genworth Financial, Inc. Class A (a)	937,869	4,708,102
HCI Group, Inc. (b)	13,372	716,739
Horace Mann Educators Corp.	76,819	2,571,900
Security Description	Shares	Value
James River Group Holdings Ltd.	70,225	$1,450,146
Mercury General Corp.	49,861	1,582,588
Palomar Holdings, Inc. (a)	47,377	2,615,211
ProAssurance Corp.	101,204	1,870,250
Safety Insurance Group, Inc.	27,623	2,058,466
SiriusPoint Ltd. (a)	159,193	1,294,239
Stewart Information Services Corp.	50,926	2,054,864
Trupanion, Inc. (a) (b)	66,587	2,855,917
United Fire Group, Inc.	40,604	1,078,036
Universal Insurance Holdings, Inc.	53,031	966,225
		41,513,656
INTERACTIVE MEDIA & SERVICES — 0.7%
Cars.com, Inc. (a)	116,245	2,243,528
QuinStreet, Inc. (a)	94,824	1,504,857
Shutterstock, Inc.	45,423	3,297,710
Yelp, Inc. (a)	131,989	4,052,062
		11,098,157
IT SERVICES — 0.3%
Perficient, Inc. (a)	65,578	4,734,076
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	33,174	1,905,514
Vista Outdoor, Inc. (a) (b)	107,056	2,966,522
		4,872,036
LIFE SCIENCES TOOLS & SERVICES — 0.1%
BioLife Solutions, Inc. (a)	64,186	1,396,045
MACHINERY — 5.4%
3D Systems Corp. (a) (b)	246,230	2,639,586
Alamo Group, Inc.	19,413	3,575,098
Albany International Corp. Class A	58,838	5,257,764
Astec Industries, Inc.	42,635	1,758,694
Barnes Group, Inc.	95,670	3,853,588
CIRCOR International, Inc. (a)	38,182	1,188,224
Enerpac Tool Group Corp.	107,713	2,746,681
EnPro Industries, Inc.	39,375	4,090,669
ESCO Technologies, Inc.	48,839	4,661,683
Federal Signal Corp.	114,740	6,220,055
Franklin Electric Co., Inc.	73,624	6,928,018
Greenbrier Cos., Inc. (b)	61,534	1,979,549
Hillenbrand, Inc.	131,378	6,244,396
John Bean Technologies Corp.	60,327	6,593,138
Kennametal, Inc.	152,263	4,199,413
Lindsay Corp.	20,817	3,146,073
Mueller Industries, Inc.	107,581	7,905,052
Proto Labs, Inc. (a)	50,899	1,687,302
SPX Technologies, Inc. (a)	85,515	6,035,649
Standex International Corp.	22,598	2,766,899
Tennant Co.	34,901	2,391,765
Titan International, Inc. (a)	95,313	998,880
Trinity Industries, Inc.	153,933	3,749,808

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wabash National Corp.	89,485	$2,200,436
		92,818,420
MARINE TRANSPORTATION — 0.3%
Matson, Inc.	71,569	4,270,522
MEDIA — 0.4%
AMC Networks, Inc. Class A (a)	52,478	922,563
EW Scripps Co. Class A (a)	108,556	1,021,512
Gannett Co., Inc. (a) (b)	283,796	530,699
Scholastic Corp.	55,579	1,901,913
TechTarget, Inc. (a)	50,088	1,809,179
Thryv Holdings, Inc. (a)	57,519	1,326,388
		7,512,254
METALS & MINING — 2.2%
Arconic Corp. (a)	192,116	5,039,203
ATI, Inc. (a)	244,952	9,665,806
Carpenter Technology Corp.	91,702	4,104,581
Century Aluminum Co. (a)	100,158	1,001,580
Compass Minerals International, Inc.	64,042	2,196,000
Haynes International, Inc.	24,339	1,219,140
Kaiser Aluminum Corp.	29,947	2,234,945
Materion Corp.	38,833	4,504,628
Olympic Steel, Inc.	18,713	977,006
SunCoke Energy, Inc.	156,364	1,404,149
TimkenSteel Corp. (a)	74,192	1,360,681
Tredegar Corp.	49,372	450,766
Warrior Met Coal, Inc.	97,667	3,585,356
		37,743,841
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	243,929	2,270,979
ARMOUR Residential REIT, Inc. (b)	305,549	1,604,132
Ellington Financial, Inc. REIT (b)	118,517	1,447,093
Franklin BSP Realty Trust, Inc. REIT (b)	154,798	1,846,740
Invesco Mortgage Capital, Inc. REIT (b)	68,521	759,898
KKR Real Estate Finance Trust, Inc. REIT (b)	112,169	1,277,605
New York Mortgage Trust, Inc. REIT (a) (b)	173,968	1,732,721
PennyMac Mortgage Investment Trust REIT (b)	166,868	2,057,483
Ready Capital Corp. REIT (b)	184,541	1,876,782
Redwood Trust, Inc. REIT (b)	212,857	1,434,656
Two Harbors Investment Corp. REIT (b)	181,275	2,666,555
		18,974,644
MULTI-UTILITIES — 0.4%
Avista Corp.	139,672	5,929,077
Unitil Corp.	30,029	1,712,854
		7,641,931
Security Description	Shares	Value
OFFICE REITs — 0.8%
Brandywine Realty Trust REIT	321,761	$1,521,929
Easterly Government Properties, Inc. REIT (b)	170,432	2,341,736
Hudson Pacific Properties, Inc. REIT	240,798	1,601,307
JBG SMITH Properties REIT	185,893	2,799,549
Office Properties Income Trust REIT	91,074	1,120,210
Orion Office REIT, Inc.	110,925	743,197
SL Green Realty Corp. REIT (b)	121,811	2,864,995
		12,992,923
OIL, GAS & CONSUMABLE FUELS — 2.6%
Callon Petroleum Co. (a)	96,754	3,235,454
Civitas Resources, Inc.	98,267	6,715,567
Comstock Resources, Inc. (b)	171,815	1,853,884
CONSOL Energy, Inc.	61,731	3,597,065
CVR Energy, Inc. (b)	55,067	1,805,096
Dorian LPG Ltd.	59,737	1,191,156
Green Plains, Inc. (a) (b)	112,094	3,473,793
Northern Oil & Gas, Inc. (b)	140,208	4,255,313
Par Pacific Holdings, Inc. (a)	104,916	3,063,547
Ranger Oil Corp. Class A	35,895	1,465,952
REX American Resources Corp. (a)	28,675	819,818
SM Energy Co.	232,472	6,546,411
Talos Energy, Inc. (a)	122,344	1,815,585
Vital Energy, Inc. (a) (b)	31,526	1,435,694
World Fuel Services Corp.	117,151	2,993,208
		44,267,543
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	31,418	1,049,989
Mercer International, Inc.	79,116	773,359
Sylvamo Corp.	60,018	2,776,433
		4,599,781
PASSENGER AIRLINES — 0.4%
Allegiant Travel Co. (a)	29,632	2,725,551
Hawaiian Holdings, Inc. (a) (b)	100,645	921,908
SkyWest, Inc. (a)	94,887	2,103,645
Sun Country Airlines Holdings, Inc. (a) (b)	61,074	1,252,017
		7,003,121
PERSONAL CARE PRODUCTS — 1.4%
Edgewell Personal Care Co.	97,204	4,123,394
elf Beauty, Inc. (a)	95,809	7,889,871
Inter Parfums, Inc.	33,801	4,807,854
Medifast, Inc.	20,483	2,123,473
Nu Skin Enterprises, Inc. Class A	93,435	3,672,930
USANA Health Sciences, Inc. (a)	20,868	1,312,597
		23,930,119

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	71,325	$2,674,687
ANI Pharmaceuticals, Inc. (a) (b)	22,832	906,887
Cara Therapeutics, Inc. (a)	87,280	428,545
Collegium Pharmaceutical, Inc. (a) (b)	62,908	1,509,163
Corcept Therapeutics, Inc. (a)	181,371	3,928,496
Harmony Biosciences Holdings, Inc. (a)	55,687	1,818,181
Innoviva, Inc. (a)	117,736	1,324,530
Ligand Pharmaceuticals, Inc. (a)	30,157	2,218,349
Nektar Therapeutics (a)	367,938	258,624
Pacira BioSciences, Inc. (a)	86,806	3,542,553
Phibro Animal Health Corp. Class A	39,891	611,130
Prestige Consumer Healthcare, Inc. (a)	94,095	5,893,170
Supernus Pharmaceuticals, Inc. (a)	102,237	3,704,046
		28,818,361
PROFESSIONAL SERVICES — 1.2%
CSG Systems International, Inc.	56,885	3,054,724
Forrester Research, Inc. (a)	21,808	705,489
Heidrick & Struggles International, Inc.	37,242	1,130,667
Kelly Services, Inc. Class A	64,779	1,074,684
Korn Ferry	99,762	5,161,686
NV5 Global, Inc. (a)	23,388	2,431,650
Resources Connection, Inc.	59,850	1,021,041
TrueBlue, Inc. (a)	61,287	1,090,909
TTEC Holdings, Inc.	35,448	1,319,729
Verra Mobility Corp. (a) (b)	263,865	4,464,596
		21,455,175
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	205,135	1,083,113
Cushman & Wakefield PLC (a)	307,398	3,239,975
Douglas Elliman, Inc.	132,316	411,503
Kennedy-Wilson Holdings, Inc. (b)	221,427	3,673,474
Marcus & Millichap, Inc.	46,541	1,494,431
RE/MAX Holdings, Inc. Class A	35,261	661,496
St. Joe Co.	63,985	2,662,416
		13,226,408
RESIDENTIAL REITs — 0.5%
Centerspace REIT	28,281	1,544,991
Elme Communities REIT	165,513	2,956,062
NexPoint Residential Trust, Inc. REIT	42,710	1,865,146
Veris Residential, Inc. REIT (a)	148,737	2,177,510
		8,543,709
RETAIL REITs — 1.4%
Acadia Realty Trust REIT	178,279	2,486,992
Security Description	Shares	Value
Getty Realty Corp. REIT	80,435	$2,898,073
Retail Opportunity Investments Corp. REIT	235,500	3,287,580
RPT Realty REIT	159,889	1,520,544
Saul Centers, Inc. REIT	24,171	942,669
SITE Centers Corp. REIT	347,264	4,264,402
Tanger Factory Outlet Centers, Inc. REIT	197,317	3,873,333
Urban Edge Properties REIT (b)	222,069	3,344,359
Urstadt Biddle Properties, Inc. Class A REIT	54,245	953,085
Whitestone REIT	90,878	836,077
		24,407,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Alpha & Omega Semiconductor Ltd. (a)	43,416	1,170,061
Axcelis Technologies, Inc. (a)	61,987	8,259,768
CEVA, Inc. (a)	43,506	1,323,888
Cohu, Inc. (a)	90,080	3,458,171
Diodes, Inc. (a)	86,079	7,984,688
FormFactor, Inc. (a)	145,809	4,644,017
Ichor Holdings Ltd. (a)	54,143	1,772,642
Kulicke & Soffa Industries, Inc. (b)	107,317	5,654,533
MaxLinear, Inc. (a)	137,165	4,829,580
Onto Innovation, Inc. (a)	93,691	8,233,565
PDF Solutions, Inc. (a)	55,453	2,351,207
Photronics, Inc. (a)	115,860	1,920,959
Rambus, Inc. (a)	203,401	10,426,335
Semtech Corp. (a)	120,665	2,912,853
SMART Global Holdings, Inc. (a)	92,294	1,591,148
Ultra Clean Holdings, Inc. (a)	86,056	2,853,617
Veeco Instruments, Inc. (a) (b)	96,516	2,039,383
		71,426,415
SOFTWARE — 2.9%
8x8, Inc. (a) (b)	218,471	911,024
A10 Networks, Inc.	120,324	1,863,819
Adeia, Inc.	197,023	1,745,624
Agilysys, Inc. (a)	37,428	3,088,184
Alarm.com Holdings, Inc. (a)	94,515	4,752,214
Cerence, Inc. (a)	76,742	2,155,683
Consensus Cloud Solutions, Inc. (a)	33,042	1,126,402
Digital Turbine, Inc. (a) (b)	169,337	2,093,005
DoubleVerify Holdings, Inc. (a)	164,995	4,974,599
Ebix, Inc.	45,398	598,800
InterDigital, Inc.	50,886	3,709,589
LivePerson, Inc. (a)	131,320	579,121
LiveRamp Holdings, Inc. (a)	121,500	2,664,495
N-able, Inc. (a)	126,200	1,665,840
OneSpan, Inc. (a)	68,256	1,194,480
Progress Software Corp.	82,104	4,716,875
SPS Commerce, Inc. (a)	68,218	10,389,601

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Xperi, Inc. (a)	80,618	$881,155
		49,110,510
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	158,861	4,267,006
Outfront Media, Inc. REIT	276,560	4,488,569
Uniti Group, Inc. REIT	444,953	1,579,583
		10,335,158
SPECIALTY RETAIL — 4.7%
Aaron's Co., Inc.	59,474	574,519
Abercrombie & Fitch Co. Class A (a)	91,977	2,552,362
Academy Sports & Outdoors, Inc. (b)	147,859	9,647,800
American Eagle Outfitters, Inc.	329,966	4,434,743
America's Car-Mart, Inc. (a) (b)	10,892	862,755
Asbury Automotive Group, Inc. (a)	41,858	8,790,180
Boot Barn Holdings, Inc. (a)	56,345	4,318,281
Buckle, Inc.	55,466	1,979,582
Caleres, Inc. (b)	66,786	1,444,581
Chico's FAS, Inc. (a)	234,497	1,289,734
Children's Place, Inc. (a) (b)	22,856	919,954
Designer Brands, Inc. Class A (b)	94,172	823,063
Genesco, Inc. (a)	22,473	828,804
Group 1 Automotive, Inc. (b)	27,636	6,257,343
Guess?, Inc. (b)	57,150	1,112,139
Haverty Furniture Cos., Inc. (b)	25,935	827,586
Hibbett, Inc.	23,917	1,410,625
Leslie's, Inc. (a) (b)	281,372	3,097,906
MarineMax, Inc. (a)	42,099	1,210,346
Monro, Inc.	58,975	2,915,134
National Vision Holdings, Inc. (a)	149,314	2,813,076
ODP Corp. (a)	76,271	3,430,670
PetMed Express, Inc. (b)	41,310	670,874
Sally Beauty Holdings, Inc. (a) (b)	202,947	3,161,914
Shoe Carnival, Inc. (b)	33,139	850,015
Signet Jewelers Ltd. (b)	86,049	6,692,891
Sleep Number Corp. (a)	41,234	1,253,926
Sonic Automotive, Inc. Class A (b)	31,272	1,699,320
Upbound Group, Inc. (b)	94,015	2,304,308
Urban Outfitters, Inc. (a) (b)	113,363	3,142,422
Zumiez, Inc. (a)	30,538	563,121
		81,879,974
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a)	62,266	1,991,267
Corsair Gaming, Inc. (a)	75,066	1,377,461
		3,368,728
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
G-III Apparel Group Ltd. (a)	80,096	$1,245,493
Hanesbrands, Inc. (b)	660,699	3,475,277
Kontoor Brands, Inc. (b)	93,493	4,524,126
Movado Group, Inc.	29,465	847,708
Oxford Industries, Inc.	28,095	2,966,551
Steven Madden Ltd.	138,597	4,989,492
Wolverine World Wide, Inc.	147,831	2,520,518
		20,569,165
TOBACCO — 0.3%
Universal Corp.	46,463	2,457,428
Vector Group Ltd.	248,881	2,989,061
		5,446,489
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	73,077	10,386,434
Boise Cascade Co.	74,666	4,722,625
DXP Enterprises, Inc. (a)	30,462	820,037
GMS, Inc. (a)	78,775	4,560,285
NOW, Inc. (a)	207,289	2,311,272
Veritiv Corp. (b)	25,474	3,442,556
		26,243,209
WATER UTILITIES — 1.1%
American States Water Co.	69,970	6,219,633
California Water Service Group	103,731	6,037,144
Middlesex Water Co.	33,153	2,589,913
SJW Group (b)	50,491	3,843,880
		18,690,570
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	121,783	1,765,854
Shenandoah Telecommunications Co.	94,025	1,788,355
Telephone & Data Systems, Inc.	187,282	1,968,334
		5,522,543
TOTAL COMMON STOCKS (Cost $1,765,517,014)		1,725,028,253
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	2,450,153	2,450,398
State Street Navigator Securities Lending Portfolio II (h) (i)	144,141,755	144,141,755
TOTAL SHORT-TERM INVESTMENTS (Cost $146,592,332)		146,592,153
TOTAL INVESTMENTS — 108.3% (Cost $1,912,109,346)		1,871,620,406
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(143,888,573)
NET ASSETS — 100.0%		$1,727,731,833

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,725,028,253	$—	$0(a)	$1,725,028,253
Short-Term Investments	146,592,153	—	—	146,592,153
TOTAL INVESTMENTS	$1,871,620,406	$—	$0	$1,871,620,406
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	988,117	$988,018	$60,479,304	$59,016,081	$(669)	$(174)	2,450,153	$2,450,398	$51,174
State Street Navigator Securities Lending Portfolio II	64,945,588	64,945,588	500,334,928	421,138,761	—	—	144,141,755	144,141,755	265,147
Total		$65,933,606	$560,814,232	$480,154,842	$(669)	$(174)		$146,592,153	$316,321
See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	152	$16,380
AUTOMOBILE COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	643	5,022
Gentherm, Inc. (a)	184	11,117
LCI Industries	141	15,492
Patrick Industries, Inc.	119	8,188
Standard Motor Products, Inc.	100	3,691
		43,510
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	170	9,809
BANKS — 11.1%
Ameris Bancorp	368	13,461
Banc of California, Inc.	313	3,922
Bancorp, Inc. (a)	313	8,717
BankUnited, Inc.	435	9,822
Banner Corp.	195	10,602
Berkshire Hills Bancorp, Inc.	243	6,090
Central Pacific Financial Corp.	146	2,613
City Holding Co.	85	7,725
Community Bank System, Inc.	302	15,852
Customers Bancorp, Inc. (a)	165	3,056
Eagle Bancorp, Inc.	176	5,891
FB Financial Corp.	201	6,247
First BanCorp	1,024	11,694
First Financial Bancorp	541	11,778
First Hawaiian, Inc.	717	14,792
Hanmi Financial Corp.	180	3,343
Heritage Financial Corp.	196	4,194
Hilltop Holdings, Inc.	255	7,566
HomeStreet, Inc.	103	1,853
Hope Bancorp, Inc.	651	6,393
Independent Bank Corp.	256	16,799
Independent Bank Group, Inc.	201	9,316
Lakeland Financial Corp.	144	9,020
National Bank Holdings Corp. Class A	215	7,194
NBT Bancorp, Inc.	237	7,989
Northfield Bancorp, Inc.	226	2,662
Northwest Bancshares, Inc.	698	8,397
OFG Bancorp	260	6,484
Pacific Premier Bancorp, Inc.	536	12,875
Park National Corp.	80	9,486
Pathward Financial, Inc.	156	6,472
Provident Financial Services, Inc.	420	8,056
S&T Bancorp, Inc.	218	6,856
Seacoast Banking Corp. of Florida	465	11,020
ServisFirst Bancshares, Inc.	274	14,969
Simmons First National Corp. Class A	717	12,540
Southside Bancshares, Inc.	168	5,578
Tompkins Financial Corp.	71	4,701
Triumph Financial, Inc. (a)	126	7,316
Trustmark Corp.	350	8,645
Veritex Holdings, Inc.	298	5,441
Security Description	Shares	Value
Westamerica BanCorp	147	$6,512
WSFS Financial Corp.	341	12,825
		356,764
BEVERAGES — 0.3%
MGP Ingredients, Inc.	85	8,221
BIOTECHNOLOGY — 2.5%
Anika Therapeutics, Inc. (a)	76	2,183
Avid Bioservices, Inc. (a)	344	6,453
Coherus Biosciences, Inc. (a)	334	2,285
Cytokinetics, Inc. (a)	530	18,651
Eagle Pharmaceuticals, Inc. (a)	59	1,674
Emergent BioSolutions, Inc. (a)	242	2,507
Enanta Pharmaceuticals, Inc. (a)	111	4,489
iTeos Therapeutics, Inc. (a)	141	1,919
Myriad Genetics, Inc. (a)	462	10,732
REGENXBIO, Inc. (a)	220	4,160
uniQure NV (a)	232	4,672
Vanda Pharmaceuticals, Inc. (a)	294	1,996
Vericel Corp. (a)	273	8,004
Xencor, Inc. (a)	340	9,483
		79,208
BROADLINE RETAIL — 0.1%
Big Lots, Inc.	168	1,841
BUILDING PRODUCTS — 1.7%
AAON, Inc.	236	22,819
AZZ, Inc.	144	5,938
PGT Innovations, Inc. (a)	328	8,236
Quanex Building Products Corp.	187	4,026
Resideo Technologies, Inc. (a)	821	15,008
		56,027
CAPITAL MARKETS — 1.5%
Avantax, Inc. (a)	230	6,054
Brightsphere Investment Group, Inc.	183	4,315
Donnelley Financial Solutions, Inc. (a)	142	5,802
Piper Sandler Cos.	79	10,950
StoneX Group, Inc. (a)	98	10,146
Virtus Investment Partners, Inc.	38	7,235
WisdomTree, Inc.	662	3,879
		48,381
CHEMICALS — 4.0%
AdvanSix, Inc.	159	6,085
American Vanguard Corp.	165	3,610
Balchem Corp.	181	22,893
Hawkins, Inc.	108	4,728
HB Fuller Co.	300	20,535
Innospec, Inc.	140	14,374
Koppers Holdings, Inc.	111	3,882
Livent Corp. (a)	1,003	21,785
Quaker Chemical Corp.	76	15,044
Stepan Co.	121	12,467
Trinseo PLC	191	3,982
		129,385

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	375	$16,853
Brady Corp. Class A	262	14,077
Deluxe Corp.	245	3,920
GEO Group, Inc. (a)	693	5,468
Harsco Corp. (a)	415	2,834
Healthcare Services Group, Inc.	404	5,604
HNI Corp.	229	6,375
Interface, Inc.	307	2,493
KAR Auction Services, Inc. (a)	631	8,632
Liquidity Services, Inc. (a)	133	1,752
Matthews International Corp. Class A	172	6,202
Pitney Bowes, Inc.	860	3,345
Viad Corp. (a)	107	2,230
		79,785
COMMUNICATIONS EQUIPMENT — 2.0%
ADTRAN Holdings, Inc.	390	6,185
Digi International, Inc. (a)	194	6,534
Extreme Networks, Inc. (a)	741	14,168
Harmonic, Inc. (a)	609	8,885
NETGEAR, Inc. (a)	152	2,814
NetScout Systems, Inc. (a)	389	11,145
Viavi Solutions, Inc. (a)	1,277	13,830
		63,561
CONSTRUCTION & ENGINEERING — 1.6%
Comfort Systems USA, Inc.	201	29,338
Granite Construction, Inc.	243	9,982
MYR Group, Inc. (a)	93	11,719
		51,039
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a)	129	6,508
Enova International, Inc. (a)	177	7,864
Green Dot Corp. Class A (a)	267	4,587
PRA Group, Inc. (a)	222	8,649
World Acceptance Corp. (a)	21	1,749
		29,357
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
PriceSmart, Inc.	145	10,365
SpartanNash Co.	199	4,935
United Natural Foods, Inc. (a)	347	9,143
		24,443
DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	262	10,119
Strategic Education, Inc.	128	11,498
		21,617
DIVERSIFIED REITs — 1.1%
American Assets Trust, Inc. REIT	290	5,391
Armada Hoffler Properties, Inc. REIT	371	4,381
Essential Properties Realty Trust, Inc. REIT	802	19,930
iStar, Inc. REIT (a)	217	6,377
		36,079
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Consolidated Communications Holdings, Inc. (a)	377	$973
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	102	18,904
Powell Industries, Inc.	46	1,959
		20,863
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Arlo Technologies, Inc. (a)	538	3,260
Badger Meter, Inc.	165	20,100
CTS Corp.	182	9,002
Fabrinet (a)	205	24,346
FARO Technologies, Inc. (a)	96	2,362
Insight Enterprises, Inc. (a)	170	24,303
Itron, Inc. (a)	255	14,140
Knowles Corp. (a)	511	8,687
Methode Electronics, Inc.	208	9,127
OSI Systems, Inc. (a)	86	8,803
Plexus Corp. (a)	158	15,416
Rogers Corp. (a)	106	17,324
ScanSource, Inc. (a)	147	4,475
		161,345
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	740	7,230
Bristow Group, Inc. (a)	135	3,024
Core Laboratories NV	267	5,887
DMC Global, Inc. (a)	96	2,109
Helix Energy Solutions Group, Inc. (a)	804	6,223
Helmerich & Payne, Inc.	589	21,057
Nabors Industries Ltd. (a)	50	6,095
Patterson-UTI Energy, Inc.	1,217	14,239
		65,864
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a)	614	9,081
FINANCIAL SERVICES — 0.9%
EVERTEC, Inc.	361	12,184
Mr Cooper Group, Inc. (a)	398	16,306
Star Holdings (a)	9	156
		28,646
FOOD PRODUCTS — 2.9%
Calavo Growers, Inc.	104	2,992
Cal-Maine Foods, Inc.	218	13,274
Fresh Del Monte Produce, Inc.	169	5,088
Hostess Brands, Inc. (a)	760	18,909
J & J Snack Foods Corp.	85	12,599
John B Sanfilippo & Son, Inc.	51	4,943
Seneca Foods Corp. Class A (a)	32	1,672
Simply Good Foods Co. (a)	475	18,891
TreeHouse Foods, Inc. (a)	288	14,524
		92,892

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.3%
Northwest Natural Holding Co.	202	$9,607
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	138	12,754
Heartland Express, Inc.	270	4,298
		17,052
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
AngioDynamics, Inc. (a)	203	2,099
Avanos Medical, Inc. (a)	266	7,911
CONMED Corp.	174	18,072
Glaukos Corp. (a)	273	13,677
Inogen, Inc. (a)	138	1,722
Merit Medical Systems, Inc. (a)	319	23,590
OraSure Technologies, Inc. (a)	375	2,269
Orthofix Medical, Inc. (a)	184	3,082
Varex Imaging Corp. (a)	226	4,111
		76,533
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Addus HomeCare Corp. (a)	92	9,822
AMN Healthcare Services, Inc. (a)	243	20,159
Community Health Systems, Inc. (a)	688	3,371
CorVel Corp. (a)	50	9,514
Cross Country Healthcare, Inc. (a)	202	4,509
Ensign Group, Inc.	312	29,809
Fulgent Genetics, Inc. (a)	106	3,309
ModivCare, Inc. (a)	73	6,138
OmniAb, Inc. (a) (c)	52	—
Owens & Minor, Inc. (a)	434	6,315
Pediatrix Medical Group, Inc. (a)	460	6,859
RadNet, Inc. (a)	280	7,008
Select Medical Holdings Corp.	587	15,174
U.S. Physical Therapy, Inc.	73	7,147
		129,134
HEALTH CARE REITs — 0.8%
CareTrust REIT, Inc.	556	10,887
Community Healthcare Trust, Inc. REIT	133	4,868
LTC Properties, Inc. REIT	226	7,939
Universal Health Realty Income Trust REIT	73	3,512
		27,206
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc. (a)	76	2,295
NextGen Healthcare, Inc. (a)	296	5,153
Veradigm, Inc. (a)	608	7,935
		15,383
HOTEL & RESORT REITs — 0.8%
Chatham Lodging Trust REIT	253	2,654
DiamondRock Hospitality Co. REIT	1,166	9,480
Summit Hotel Properties, Inc. REIT	606	4,242
Xenia Hotels & Resorts, Inc. REIT	633	8,286
		24,662
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc. (a)	133	$3,876
Bloomin' Brands, Inc.	497	12,748
Brinker International, Inc. (a)	250	9,500
Cheesecake Factory, Inc.	268	9,393
Dine Brands Global, Inc.	89	6,020
Jack in the Box, Inc.	120	10,511
Ruth's Hospitality Group, Inc.	165	2,709
Shake Shack, Inc. Class A (a)	206	11,431
		66,188
HOUSEHOLD DURABLES — 3.0%
Cavco Industries, Inc. (a)	47	14,934
Century Communities, Inc.	156	9,971
Ethan Allen Interiors, Inc.	135	3,707
Installed Building Products, Inc.	130	14,824
iRobot Corp. (a)	151	6,590
La-Z-Boy, Inc.	246	7,154
LGI Homes, Inc. (a)	116	13,227
MDC Holdings, Inc.	333	12,944
Sonos, Inc. (a)	707	13,871
		97,222
INDUSTRIAL REITs — 0.4%
Innovative Industrial Properties, Inc. REIT	158	12,006
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	241	3,731
American Equity Investment Life Holding Co.	384	14,012
AMERISAFE, Inc.	111	5,433
Assured Guaranty Ltd.	336	16,891
Genworth Financial, Inc. Class A (a)	2,836	14,237
Horace Mann Educators Corp.	233	7,801
ProAssurance Corp.	310	5,729
Stewart Information Services Corp.	152	6,133
Trupanion, Inc. (a)	196	8,406
United Fire Group, Inc.	131	3,478
		85,851
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a)	360	6,948
QuinStreet, Inc. (a)	291	4,618
		11,566
IT SERVICES — 0.4%
Perficient, Inc. (a)	195	14,077
MACHINERY — 5.5%
Alamo Group, Inc.	59	10,865
Astec Industries, Inc.	129	5,321
Enerpac Tool Group Corp.	329	8,390
EnPro Industries, Inc.	115	11,947
Federal Signal Corp.	341	18,486
Franklin Electric Co., Inc.	220	20,702
Greenbrier Cos., Inc.	190	6,112
Hillenbrand, Inc.	390	18,537
John Bean Technologies Corp.	179	19,563
Lindsay Corp.	61	9,219

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	147	$4,873
SPX Technologies, Inc. (a)	258	18,210
Standex International Corp.	66	8,081
Tennant Co.	108	7,401
Titan International, Inc. (a)	295	3,092
Wabash National Corp.	275	6,762
		177,561
MARINE TRANSPORTATION — 0.4%
Matson, Inc.	210	12,531
MEDIA — 0.6%
EW Scripps Co. Class A (a)	329	3,096
Scholastic Corp.	167	5,715
TechTarget, Inc. (a)	154	5,562
Thryv Holdings, Inc. (a)	179	4,128
		18,501
METALS & MINING — 1.7%
Arconic Corp. (a)	580	15,214
Century Aluminum Co. (a)	282	2,820
Compass Minerals International, Inc.	187	6,412
Haynes International, Inc.	66	3,306
Kaiser Aluminum Corp.	89	6,642
Olympic Steel, Inc.	59	3,080
SunCoke Energy, Inc.	484	4,346
TimkenSteel Corp. (a)	211	3,870
Warrior Met Coal, Inc.	293	10,756
		56,446
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Ellington Financial, Inc. REIT	377	4,603
Franklin BSP Realty Trust, Inc. REIT	460	5,488
Invesco Mortgage Capital, Inc. REIT	213	2,362
New York Mortgage Trust, Inc. REIT (a)	497	4,950
PennyMac Mortgage Investment Trust REIT	509	6,276
Redwood Trust, Inc. REIT	646	4,354
Two Harbors Investment Corp. REIT	533	7,841
		35,874
MULTI-UTILITIES — 0.5%
Avista Corp.	421	17,871
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	988	4,673
Easterly Government Properties, Inc. REIT	518	7,118
Office Properties Income Trust REIT	284	3,493
		15,284
OIL, GAS & CONSUMABLE FUELS — 1.8%
Green Plains, Inc. (a)	336	10,413
Par Pacific Holdings, Inc. (a)	310	9,052
SM Energy Co.	688	19,374
Talos Energy, Inc. (a)	363	5,387
Vital Energy, Inc. (a)	99	4,508
Security Description	Shares	Value
World Fuel Services Corp.	343	$8,764
		57,498
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	98	3,275
PASSENGER AIRLINES — 0.4%
Allegiant Travel Co. (a)	88	8,094
SkyWest, Inc. (a)	273	6,053
		14,147
PERSONAL CARE PRODUCTS — 1.4%
Edgewell Personal Care Co.	293	12,429
elf Beauty, Inc. (a)	283	23,305
Medifast, Inc.	60	6,220
USANA Health Sciences, Inc. (a)	60	3,774
		45,728
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	212	7,950
Cara Therapeutics, Inc. (a)	263	1,291
Collegium Pharmaceutical, Inc. (a)	181	4,342
Innoviva, Inc. (a)	358	4,028
Ligand Pharmaceuticals, Inc. (a)	88	6,473
Nektar Therapeutics (a)	1,047	736
Phibro Animal Health Corp. Class A	106	1,624
Prestige Consumer Healthcare, Inc. (a)	279	17,474
		43,918
PROFESSIONAL SERVICES — 1.2%
Forrester Research, Inc. (a)	59	1,909
Heidrick & Struggles International, Inc.	116	3,522
Kelly Services, Inc. Class A	186	3,086
Korn Ferry	296	15,315
NV5 Global, Inc. (a)	69	7,174
TrueBlue, Inc. (a)	179	3,186
TTEC Holdings, Inc.	110	4,095
		38,287
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	627	3,311
RESIDENTIAL REITs — 0.6%
Centerspace REIT	83	4,534
Elme Communities REIT	498	8,894
Veris Residential, Inc. REIT (a)	443	6,486
		19,914
RETAIL REITs — 2.1%
Acadia Realty Trust REIT	522	7,282
Getty Realty Corp. REIT	237	8,539
Retail Opportunity Investments Corp. REIT	690	9,633
RPT Realty REIT	483	4,593
SITE Centers Corp. REIT	1,026	12,599
Tanger Factory Outlet Centers, Inc. REIT	592	11,621
Urban Edge Properties REIT	648	9,759
Whitestone REIT	243	2,236
		66,262

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Axcelis Technologies, Inc. (a)	186	$24,784
CEVA, Inc. (a)	127	3,865
Cohu, Inc. (a)	268	10,288
Diodes, Inc. (a)	255	23,654
FormFactor, Inc. (a)	428	13,632
Ichor Holdings Ltd. (a)	163	5,337
Kulicke & Soffa Industries, Inc.	328	17,282
Onto Innovation, Inc. (a)	277	24,343
PDF Solutions, Inc. (a)	170	7,208
Rambus, Inc. (a)	604	30,961
Veeco Instruments, Inc. (a)	290	6,128
		167,482
SOFTWARE — 3.0%
8x8, Inc. (a)	639	2,665
Agilysys, Inc. (a)	111	9,159
Alarm.com Holdings, Inc. (a)	282	14,179
Cerence, Inc. (a)	235	6,601
Ebix, Inc.	126	1,662
InterDigital, Inc.	154	11,227
LivePerson, Inc. (a)	397	1,751
OneSpan, Inc. (a)	211	3,692
Progress Software Corp.	248	14,247
SPS Commerce, Inc. (a)	204	31,069
		96,252
SPECIALIZED REITs — 0.1%
Uniti Group, Inc. REIT	1,314	4,665
SPECIALTY RETAIL — 4.9%
Aaron's Co., Inc.	176	1,700
Abercrombie & Fitch Co. Class A (a)	271	7,520
America's Car-Mart, Inc. (a)	33	2,614
Asbury Automotive Group, Inc. (a)	124	26,040
Boot Barn Holdings, Inc. (a)	171	13,105
Buckle, Inc.	165	5,889
Caleres, Inc.	200	4,326
Chico's FAS, Inc. (a)	740	4,070
Children's Place, Inc. (a)	70	2,818
Group 1 Automotive, Inc.	82	18,566
Guess?, Inc.	164	3,191
Hibbett, Inc.	69	4,070
MarineMax, Inc. (a)	122	3,507
Monro, Inc.	176	8,700
ODP Corp. (a)	224	10,076
PetMed Express, Inc.	123	1,998
Sally Beauty Holdings, Inc. (a)	620	9,660
Signet Jewelers Ltd.	261	20,301
Sleep Number Corp. (a)	123	3,740
Security Description	Shares	Value
Upbound Group, Inc.	281	$6,887
		158,778
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Kontoor Brands, Inc.	283	13,694
Movado Group, Inc.	94	2,704
Steven Madden Ltd.	406	14,616
Wolverine World Wide, Inc.	432	7,366
		38,380
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Applied Industrial Technologies, Inc.	217	30,842
Boise Cascade Co.	223	14,105
NOW, Inc. (a)	601	6,701
Veritiv Corp.	74	10,000
		61,648
WATER UTILITIES — 1.1%
American States Water Co.	208	18,489
California Water Service Group	308	17,926
		36,415
TOTAL COMMON STOCKS (Cost $3,526,505)		3,211,586
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e) (Cost $5,104)	5,103	5,104
TOTAL INVESTMENTS — 99.9% (Cost $3,531,609)		3,216,690
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,130
NET ASSETS — 100.0%		$3,220,820
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,211,586	$—	$0(a)	$3,211,586
Short-Term Investment	5,104	—	—	5,104
TOTAL INVESTMENTS	$3,216,690	$—	$0	$3,216,690
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	344	$344	$40,839	$41,183	$—	$—	—	$—	$23
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	63,054	57,950	—	—	5,103	5,104	103
Total		$344	$103,893	$99,133	$—	$—		$5,104	$126
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	389,090	$21,855,185
AeroVironment, Inc. (a)	130,048	11,920,200
Moog, Inc. Class A	88,801	8,946,701
		42,722,086
AIR FREIGHT & LOGISTICS — 0.9%
Forward Air Corp.	137,242	14,789,198
Hub Group, Inc. Class A (a)	74,245	6,232,125
		21,021,323
AUTOMOBILE COMPONENTS — 1.4%
Dorman Products, Inc. (a)	146,152	12,607,072
Gentherm, Inc. (a)	105,513	6,375,095
LCI Industries (b)	64,263	7,060,576
XPEL, Inc. (a) (b)	102,111	6,938,442
		32,981,185
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	70,549	4,070,677
BANKS — 10.4%
Ameris Bancorp	205,931	7,532,956
Atlantic Union Bankshares Corp. (b)	148,841	5,216,877
Axos Financial, Inc. (a)	150,347	5,550,811
BancFirst Corp.	88,222	7,331,248
Bancorp, Inc. (a)	282,304	7,862,166
Banner Corp.	176,820	9,613,704
Berkshire Hills Bancorp, Inc.	133,149	3,336,714
City Holding Co. (b)	75,182	6,832,540
Community Bank System, Inc.	158,747	8,332,630
Customers Bancorp, Inc. (a)	77,909	1,442,875
CVB Financial Corp. (b)	679,052	11,326,587
Dime Community Bancshares, Inc.	162,704	3,696,635
FB Financial Corp.	87,651	2,724,193
First BanCorp (c)	944,834	10,790,004
First BanCorp (b) (c)	124,708	4,429,628
First Commonwealth Financial Corp.	288,890	3,590,903
First Financial Bancorp	272,057	5,922,681
First Hawaiian, Inc.	343,979	7,096,287
Hanmi Financial Corp.	161,551	3,000,002
Heritage Financial Corp.	176,430	3,775,602
Independent Bank Corp.	122,906	8,065,092
Lakeland Financial Corp. (b)	131,341	8,227,200
National Bank Holdings Corp. Class A	124,959	4,181,128
NBT Bancorp, Inc.	222,074	7,486,115
Northfield Bancorp, Inc. (b)	115,752	1,363,559
Northwest Bancshares, Inc.	332,069	3,994,790
OFG Bancorp	248,044	6,186,217
Park National Corp. (b)	73,440	8,707,781
Pathward Financial, Inc.	99,875	4,143,814
Preferred Bank	69,685	3,819,435
Security Description	Shares	Value
S&T Bancorp, Inc.	135,372	$4,257,449
Seacoast Banking Corp. of Florida	234,283	5,552,507
ServisFirst Bancshares, Inc. (b)	252,460	13,791,890
Southside Bancshares, Inc. (b)	90,215	2,995,138
Stellar Bancorp, Inc.	233,580	5,748,404
Tompkins Financial Corp. (b)	41,145	2,724,211
Triumph Financial, Inc. (a)	71,487	4,150,535
TrustCo Bank Corp. NY	64,128	2,048,248
Trustmark Corp.	219,546	5,422,786
United Community Banks, Inc.	381,488	10,727,443
Veritex Holdings, Inc.	140,313	2,562,115
Washington Federal, Inc.	177,053	5,332,836
Westamerica BanCorp	136,072	6,027,990
		246,921,726
BEVERAGES — 0.5%
MGP Ingredients, Inc. (b)	77,859	7,530,523
National Beverage Corp. (a)	82,317	4,339,752
		11,870,275
BIOTECHNOLOGY — 3.4%
Anika Therapeutics, Inc. (a)	42,006	1,206,412
Arcus Biosciences, Inc. (a)	262,158	4,781,762
Avid Bioservices, Inc. (a) (b)	215,797	4,048,352
Catalyst Pharmaceuticals, Inc. (a)	484,590	8,034,502
Coherus Biosciences, Inc. (a)	167,848	1,148,080
Cytokinetics, Inc. (a)	488,187	17,179,301
Dynavax Technologies Corp. (a)	618,716	6,069,604
Eagle Pharmaceuticals, Inc. (a)	38,555	1,093,805
Enanta Pharmaceuticals, Inc. (a)	38,691	1,564,664
Ironwood Pharmaceuticals, Inc. (a)	422,738	4,447,204
iTeos Therapeutics, Inc. (a)	125,143	1,703,196
REGENXBIO, Inc. (a)	191,950	3,629,775
uniQure NV (a) (b)	209,965	4,228,695
Vericel Corp. (a)	137,241	4,023,906
Vir Biotechnology, Inc. (a)	392,308	9,129,007
Xencor, Inc. (a)	310,160	8,650,363
		80,938,628
BUILDING PRODUCTS — 1.8%
AAON, Inc.	215,805	20,866,185
Apogee Enterprises, Inc.	64,559	2,792,177
Griffon Corp.	245,180	7,848,212
Insteel Industries, Inc.	45,644	1,269,816
PGT Innovations, Inc. (a)	303,227	7,614,030
Quanex Building Products Corp.	96,258	2,072,435
		42,462,855
CAPITAL MARKETS — 1.5%
Avantax, Inc. (a)	205,912	5,419,604
B Riley Financial, Inc. (b)	39,959	1,134,436
Brightsphere Investment Group, Inc.	85,655	2,019,745

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	63,830	$2,608,094
Piper Sandler Cos.	70,851	9,820,657
StoneX Group, Inc. (a)	89,757	9,292,542
Virtus Investment Partners, Inc.	17,394	3,311,644
WisdomTree, Inc. (b)	317,885	1,862,806
		35,469,528
CHEMICALS — 4.0%
American Vanguard Corp.	141,725	3,100,943
Balchem Corp.	164,930	20,860,346
FutureFuel Corp.	75,045	553,832
Hawkins, Inc.	96,386	4,219,779
HB Fuller Co.	177,165	12,126,944
Innospec, Inc.	127,955	13,137,140
Livent Corp. (a) (b)	921,068	20,005,597
Quaker Chemical Corp. (b)	70,369	13,929,544
Stepan Co.	69,764	7,187,785
		95,121,910
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Brady Corp. Class A	152,110	8,172,870
Liquidity Services, Inc. (a)	62,374	821,466
UniFirst Corp.	45,172	7,960,662
		16,954,998
COMMUNICATIONS EQUIPMENT — 2.1%
ADTRAN Holdings, Inc.	248,532	3,941,717
Clearfield, Inc. (a) (b)	66,024	3,075,398
Digi International, Inc. (a)	184,245	6,205,372
Extreme Networks, Inc. (a)	667,565	12,763,843
Harmonic, Inc. (a)	567,546	8,280,496
NetScout Systems, Inc. (a)	348,841	9,994,295
Viavi Solutions, Inc. (a)	590,380	6,393,815
		50,654,936
CONSTRUCTION & ENGINEERING — 2.2%
Arcosa, Inc.	165,122	10,420,849
Comfort Systems USA, Inc.	183,479	26,780,595
Dycom Industries, Inc. (a)	102,685	9,616,450
MYR Group, Inc. (a)	42,286	5,328,459
		52,146,353
CONSUMER FINANCE — 0.2%
Chefs' Warehouse, Inc. (a)	107,608	3,664,052
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	69,857	2,886,491
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	183,999	3,943,098
O-I Glass, Inc. (a)	359,518	8,164,654
		12,107,752
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	235,305	9,087,479
Frontdoor, Inc. (a)	213,748	5,959,294
Mister Car Wash, Inc. (a) (b)	216,404	1,865,402
Perdoceo Education Corp. (a)	215,718	2,897,093
Security Description	Shares	Value
Strategic Education, Inc. (b)	63,964	$5,745,886
Stride, Inc. (a)	211,871	8,315,937
		33,871,091
DIVERSIFIED REITs — 0.1%
Armada Hoffler Properties, Inc. REIT	224,392	2,650,070
iStar, Inc. REIT (a)	33	969
		2,651,039
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	54,600	2,234,232
Cogent Communications Holdings, Inc.	130,669	8,326,229
		10,560,461
ELECTRIC UTILITIES — 0.4%
Otter Tail Corp. (b)	131,444	9,499,458
ELECTRICAL EQUIPMENT — 0.7%
Encore Wire Corp. (b)	94,618	17,535,554
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Advanced Energy Industries, Inc.	191,997	18,815,706
Arlo Technologies, Inc. (a)	225,488	1,366,457
Badger Meter, Inc.	151,014	18,396,525
CTS Corp.	161,306	7,978,195
ePlus, Inc. (a)	64,835	3,179,508
Fabrinet (a)	187,881	22,312,748
Methode Electronics, Inc.	94,167	4,132,048
OSI Systems, Inc. (a)	41,956	4,294,616
Plexus Corp. (a)	143,091	13,961,389
Sanmina Corp. (a)	137,020	8,356,850
		102,794,042
ENERGY EQUIPMENT & SERVICES — 1.9%
Core Laboratories NV (b)	117,877	2,599,188
Dril-Quip, Inc. (a)	91,592	2,627,774
Helmerich & Payne, Inc.	313,340	11,201,905
Nabors Industries Ltd. (a)	32,153	3,919,772
NexTier Oilfield Solutions, Inc. (a) (b)	366,766	2,915,790
Oceaneering International, Inc. (a)	366,342	6,458,609
Patterson-UTI Energy, Inc.	747,177	8,741,971
RPC, Inc. (b)	417,723	3,212,290
U.S. Silica Holdings, Inc. (a)	223,773	2,671,850
		44,349,149
FINANCIAL SERVICES — 1.2%
EVERTEC, Inc.	214,448	7,237,620
Mr Cooper Group, Inc. (a)	357,793	14,658,779
NMI Holdings, Inc. Class A (a)	214,610	4,792,241
Payoneer Global, Inc. (a) (b)	437,514	2,747,588
		29,436,228
FOOD PRODUCTS — 3.0%
Cal-Maine Foods, Inc.	196,267	11,950,698

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hostess Brands, Inc. (a)	690,763	$17,186,183
J & J Snack Foods Corp.	77,433	11,477,119
John B Sanfilippo & Son, Inc.	27,766	2,691,081
Simply Good Foods Co. (a)	436,376	17,354,674
Tootsie Roll Industries, Inc. (b)	93,088	4,180,582
TreeHouse Foods, Inc. (a)	119,657	6,034,302
		70,874,639
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	60,192	7,703,974
Northwest Natural Holding Co.	113,297	5,388,405
		13,092,379
GROUND TRANSPORTATION — 0.4%
Heartland Express, Inc.	154,344	2,457,157
Marten Transport Ltd.	300,436	6,294,134
		8,751,291
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
CONMED Corp. (b)	75,496	7,841,015
Cutera, Inc. (a) (b)	65,198	1,539,977
Embecta Corp.	138,556	3,896,195
Glaukos Corp. (a)	165,870	8,310,087
LeMaitre Vascular, Inc.	68,103	3,505,261
Merit Medical Systems, Inc. (a)	292,173	21,606,193
Mesa Laboratories, Inc. (b)	15,841	2,767,898
Tandem Diabetes Care, Inc. (a)	196,996	8,000,007
Zynex, Inc. (a) (b)	110,741	1,328,892
		58,795,525
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AdaptHealth Corp. (a) (b)	399,868	4,970,359
Addus HomeCare Corp. (a)	83,533	8,917,983
Agiliti, Inc. (a) (b)	76,431	1,221,367
AMN Healthcare Services, Inc. (a) (b)	222,555	18,463,163
CorVel Corp. (a)	29,802	5,670,725
Cross Country Healthcare, Inc. (a)	178,011	3,973,206
Ensign Group, Inc.	285,825	27,307,720
Fulgent Genetics, Inc. (a) (b)	45,245	1,412,549
OmniAb, Inc. (a) (b) (d)	65,117	—
U.S. Physical Therapy, Inc. (b)	40,452	3,960,655
		75,897,727
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	316,366	6,194,446
Community Healthcare Trust, Inc. REIT	71,983	2,634,578
LTC Properties, Inc. REIT	132,402	4,651,282
Universal Health Realty Income Trust REIT	44,027	2,118,139
		15,598,445
HEALTH CARE TECHNOLOGY — 1.1%
Certara, Inc. (a) (b)	317,545	7,656,010
Computer Programs & Systems, Inc. (a)	38,480	1,162,096
HealthStream, Inc. (a)	83,260	2,256,346
Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	269,134	$4,685,623
Simulations Plus, Inc. (b)	56,012	2,461,167
Veradigm, Inc. (a)	565,632	7,381,498
		25,602,740
HOTELS, RESTAURANTS & LEISURE — 2.0%
Bloomin' Brands, Inc. (b)	257,397	6,602,233
Chuy's Holdings, Inc. (a)	49,512	1,775,005
Dave & Buster's Entertainment, Inc. (a)	118,890	4,373,963
Dine Brands Global, Inc. (b)	49,435	3,343,783
Golden Entertainment, Inc. (a)	68,264	2,970,167
Jack in the Box, Inc.	106,652	9,341,649
Monarch Casino & Resort, Inc. (b)	66,824	4,955,000
Ruth's Hospitality Group, Inc.	80,353	1,319,396
Sabre Corp. (a) (b)	635,995	2,728,419
Shake Shack, Inc. Class A (a)	99,738	5,534,462
Six Flags Entertainment Corp. (a)	159,840	4,269,326
		47,213,403
HOUSEHOLD DURABLES — 1.3%
Cavco Industries, Inc. (a)	41,810	13,284,710
Ethan Allen Interiors, Inc. (b)	116,280	3,193,049
Green Brick Partners, Inc. (a)	138,486	4,855,319
Installed Building Products, Inc.	80,270	9,153,188
		30,486,266
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	23,852	979,363
Central Garden & Pet Co. Class A (a)	101,450	3,963,651
WD-40 Co. (b)	44,695	7,957,945
		12,900,959
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT (b)	144,609	10,988,838
INSURANCE — 1.6%
American Equity Investment Life Holding Co.	187,120	6,828,009
AMERISAFE, Inc.	53,744	2,630,769
Assured Guaranty Ltd.	158,332	7,959,350
Employers Holdings, Inc.	70,698	2,947,399
Palomar Holdings, Inc. (a)	127,611	7,044,127
Safety Insurance Group, Inc.	42,132	3,139,677
Trupanion, Inc. (a) (b)	181,960	7,804,264
		38,353,595
INTERACTIVE MEDIA & SERVICES — 0.8%
Cars.com, Inc. (a)	312,361	6,028,567
QuinStreet, Inc. (a)	133,665	2,121,264
Shutterstock, Inc.	58,760	4,265,976
Yelp, Inc. (a)	205,020	6,294,114
		18,709,921

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 0.3%
Perficient, Inc. (a) (b)	102,768	$7,418,822
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc.	54,905	3,153,743
Vista Outdoor, Inc. (a) (b)	128,172	3,551,646
		6,705,389
LIFE SCIENCES TOOLS & SERVICES — 0.2%
BioLife Solutions, Inc. (a)	172,571	3,753,419
MACHINERY — 6.6%
Alamo Group, Inc.	38,655	7,118,705
Albany International Corp. Class A	160,536	14,345,497
Enerpac Tool Group Corp.	189,535	4,833,143
EnPro Industries, Inc.	107,600	11,178,564
ESCO Technologies, Inc.	91,068	8,692,441
Federal Signal Corp.	312,939	16,964,423
Franklin Electric Co., Inc.	200,676	18,883,612
Hillenbrand, Inc.	358,072	17,019,162
Lindsay Corp.	56,950	8,606,853
Mueller Industries, Inc.	291,867	21,446,387
SPX Technologies, Inc. (a)	144,984	10,232,971
Standex International Corp.	40,839	5,000,327
Titan International, Inc. (a)	259,496	2,719,518
Trinity Industries, Inc.	250,498	6,102,131
Wabash National Corp.	141,734	3,485,239
		156,628,973
MARINE TRANSPORTATION — 0.5%
Matson, Inc.	195,300	11,653,551
MEDIA — 0.2%
TechTarget, Inc. (a) (b)	134,344	4,852,505
METALS & MINING — 1.6%
ATI, Inc. (a) (b)	414,092	16,340,070
Haynes International, Inc.	44,507	2,229,356
Kaiser Aluminum Corp.	83,100	6,201,753
Materion Corp.	59,086	6,853,976
TimkenSteel Corp. (a)	86,713	1,590,316
Warrior Met Coal, Inc.	145,656	5,347,032
		38,562,503
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
ARMOUR Residential REIT, Inc. (b)	831,871	4,367,323
Invesco Mortgage Capital, Inc. REIT (b)	81,100	899,399
		5,266,722
MULTI-UTILITIES — 0.2%
Unitil Corp.	80,632	4,599,249
OIL, GAS & CONSUMABLE FUELS — 3.6%
Callon Petroleum Co. (a)	129,069	4,316,067
Civitas Resources, Inc.	267,792	18,300,905
Comstock Resources, Inc. (b)	463,152	4,997,410
CONSOL Energy, Inc.	165,571	9,647,822
Security Description	Shares	Value
CVR Energy, Inc. (b)	81,844	$2,682,846
Dorian LPG Ltd.	160,403	3,198,436
Northern Oil & Gas, Inc. (b)	378,742	11,494,820
Ranger Oil Corp. Class A (b)	95,761	3,910,879
REX American Resources Corp. (a)	79,088	2,261,126
SM Energy Co.	633,549	17,840,740
Talos Energy, Inc. (a)	179,566	2,664,760
Vital Energy, Inc. (a) (b)	85,689	3,902,277
		85,218,088
PAPER & FOREST PRODUCTS — 0.2%
Mercer International, Inc.	88,419	864,296
Sylvamo Corp.	91,463	4,231,078
		5,095,374
PASSENGER AIRLINES — 0.1%
Sun Country Airlines Holdings, Inc. (a) (b)	166,006	3,403,123
PERSONAL CARE PRODUCTS — 1.9%
Edgewell Personal Care Co.	124,387	5,276,497
elf Beauty, Inc. (a)	261,021	21,495,079
Inter Parfums, Inc.	92,248	13,121,355
Medifast, Inc.	55,140	5,716,364
		45,609,295
PHARMACEUTICALS — 2.9%
Amphastar Pharmaceuticals, Inc. (a)	190,671	7,150,162
ANI Pharmaceuticals, Inc. (a) (b)	32,350	1,284,942
Cara Therapeutics, Inc. (a) (b)	230,065	1,129,619
Collegium Pharmaceutical, Inc. (a) (b)	168,604	4,044,810
Corcept Therapeutics, Inc. (a)	495,422	10,730,841
Harmony Biosciences Holdings, Inc. (a) (b)	154,568	5,046,645
Innoviva, Inc. (a)	320,121	3,601,361
Ligand Pharmaceuticals, Inc. (a)	44,146	3,247,380
Nektar Therapeutics (a)	497,839	349,931
Pacira BioSciences, Inc. (a)	232,716	9,497,140
Prestige Consumer Healthcare, Inc. (a)	179,251	11,226,490
Supernus Pharmaceuticals, Inc. (a)	279,521	10,127,046
		67,436,367
PROFESSIONAL SERVICES — 1.5%
CSG Systems International, Inc.	152,278	8,177,329
Korn Ferry	127,894	6,617,236
NV5 Global, Inc. (a)	64,555	6,711,783
TTEC Holdings, Inc.	48,105	1,790,949
Verra Mobility Corp. (a) (b)	720,274	12,187,036
		35,484,333
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Kennedy-Wilson Holdings, Inc. (b)	215,333	3,572,375

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Marcus & Millichap, Inc.	126,420	$4,059,346
St. Joe Co.	171,076	7,118,472
		14,750,193
RESIDENTIAL REITs — 0.3%
NexPoint Residential Trust, Inc. REIT	61,382	2,680,552
Veris Residential, Inc. REIT (a)	222,816	3,262,026
		5,942,578
RETAIL REITs — 0.8%
Getty Realty Corp. REIT	137,033	4,937,299
Saul Centers, Inc. REIT	37,506	1,462,734
Tanger Factory Outlet Centers, Inc. REIT	289,313	5,679,214
Urban Edge Properties REIT	308,290	4,642,847
Urstadt Biddle Properties, Inc. Class A REIT	80,406	1,412,734
		18,134,828
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Alpha & Omega Semiconductor Ltd. (a)	113,185	3,050,336
Axcelis Technologies, Inc. (a)	168,188	22,411,051
CEVA, Inc. (a)	72,066	2,192,968
Cohu, Inc. (a)	163,836	6,289,664
Diodes, Inc. (a)	233,441	21,653,987
Kulicke & Soffa Industries, Inc. (b)	292,541	15,413,985
MaxLinear, Inc. (a)	374,206	13,175,793
Onto Innovation, Inc. (a)	254,123	22,332,329
PDF Solutions, Inc. (a)	149,097	6,321,713
Photronics, Inc. (a)	311,213	5,159,912
Rambus, Inc. (a)	551,387	28,264,098
Ultra Clean Holdings, Inc. (a)	125,614	4,165,360
Veeco Instruments, Inc. (a)	259,384	5,480,784
		155,911,980
SOFTWARE — 4.5%
8x8, Inc. (a) (b)	261,825	1,091,810
A10 Networks, Inc.	322,962	5,002,681
Agilysys, Inc. (a)	102,676	8,471,797
Alarm.com Holdings, Inc. (a)	257,855	12,964,949
Consensus Cloud Solutions, Inc. (a) (b)	63,654	2,169,965
Digital Turbine, Inc. (a) (b)	290,600	3,591,816
DoubleVerify Holdings, Inc. (a)	448,541	13,523,511
InterDigital, Inc.	139,035	10,135,652
LivePerson, Inc. (a)	185,695	818,915
LiveRamp Holdings, Inc. (a)	178,576	3,916,172
N-able, Inc. (a)	231,300	3,053,160
OneSpan, Inc. (a)	84,965	1,486,888
Progress Software Corp. (b)	223,925	12,864,491
SPS Commerce, Inc. (a)	184,837	28,150,675
		107,242,482
Security Description	Shares	Value
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT	284,507	$7,641,858
Uniti Group, Inc. REIT	544,050	1,931,377
		9,573,235
SPECIALTY RETAIL — 2.0%
Academy Sports & Outdoors, Inc.	189,822	12,385,886
Asbury Automotive Group, Inc. (a)	51,529	10,821,090
Boot Barn Holdings, Inc. (a)	94,661	7,254,819
Buckle, Inc.	103,946	3,709,833
Haverty Furniture Cos., Inc.	34,352	1,096,172
Hibbett, Inc. (b)	34,595	2,040,413
Leslie's, Inc. (a) (b)	501,887	5,525,776
National Vision Holdings, Inc. (a)	237,036	4,465,758
		47,299,747
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a)	99,852	3,193,267
Corsair Gaming, Inc. (a)	109,601	2,011,178
		5,204,445
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Oxford Industries, Inc. (b)	52,440	5,537,140
TOBACCO — 0.2%
Vector Group Ltd.	295,074	3,543,839
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	198,002	28,142,025
Boise Cascade Co.	203,797	12,890,160
		41,032,185
WATER UTILITIES — 1.6%
American States Water Co.	131,801	11,715,791
California Water Service Group	175,870	10,235,634
Middlesex Water Co.	56,729	4,431,669
SJW Group (b)	137,997	10,505,712
		36,888,806
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	215,045	3,118,153
TOTAL COMMON STOCKS (Cost $2,208,629,682)		2,365,824,849
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	1,783,780	1,783,958

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	156,697,651	$156,697,651
TOTAL SHORT-TERM INVESTMENTS (Cost $158,481,724)		158,481,609
TOTAL INVESTMENTS — 106.6% (Cost $2,367,111,406)		2,524,306,458
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(155,567,345)
NET ASSETS — 100.0%		$2,368,739,113
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,365,824,849	$—	$0(a)	$2,365,824,849
Short-Term Investments	158,481,609	—	—	158,481,609
TOTAL INVESTMENTS	$2,524,306,458	$—	$0	$2,524,306,458
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,422,488	$1,422,346	$60,170,186	$59,807,963	$(581)	$(30)	1,783,780	$1,783,958	$64,310
State Street Navigator Securities Lending Portfolio II	119,883,511	119,883,511	751,956,158	715,142,018	—	—	156,697,651	156,697,651	331,976
Total		$121,305,857	$812,126,344	$774,949,981	$(581)	$(30)		$158,481,609	$396,286
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	277,192	$15,120,824
Kaman Corp.	234,039	5,350,132
Moog, Inc. Class A	94,362	9,506,971
National Presto Industries, Inc.	45,860	3,306,047
Triumph Group, Inc. (a) (b)	544,536	6,311,172
		39,595,146
AIR FREIGHT & LOGISTICS — 0.3%
Hub Group, Inc. Class A (a)	151,892	12,749,815
AUTOMOBILE COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	962,881	7,520,101
Gentherm, Inc. (a)	108,561	6,559,256
LCI Industries (b)	107,450	11,805,531
Patrick Industries, Inc.	182,145	12,533,397
Standard Motor Products, Inc.	156,937	5,792,545
		44,210,830
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	138,801	8,008,818
BANKS — 8.4%
Ameris Bancorp	214,014	7,828,632
Atlantic Union Bankshares Corp. (b)	390,108	13,673,285
Axos Financial, Inc. (a)	206,719	7,632,065
Banc of California, Inc.	460,000	5,763,800
BankUnited, Inc.	640,939	14,472,403
Berkshire Hills Bancorp, Inc.	154,539	3,872,747
Brookline Bancorp, Inc.	738,981	7,759,300
Capitol Federal Financial, Inc.	1,065,884	7,173,399
Central Pacific Financial Corp.	224,857	4,024,940
Community Bank System, Inc.	195,148	10,243,319
Customers Bancorp, Inc. (a)	138,031	2,556,334
Eagle Bancorp, Inc.	264,498	8,852,748
FB Financial Corp.	146,157	4,542,560
First BanCorp (b)	142,459	5,060,144
First Commonwealth Financial Corp.	404,768	5,031,266
First Financial Bancorp	359,152	7,818,739
First Hawaiian, Inc.	516,449	10,654,343
Hilltop Holdings, Inc.	388,213	11,518,280
HomeStreet, Inc.	160,640	2,889,914
Hope Bancorp, Inc.	1,009,647	9,914,734
Independent Bank Corp.	185,425	12,167,588
Independent Bank Group, Inc.	300,072	13,908,337
National Bank Holdings Corp. Class A	115,778	3,873,932
Northfield Bancorp, Inc. (b)	172,269	2,029,329
Northwest Bancshares, Inc.	511,648	6,155,125
Pacific Premier Bancorp, Inc.	817,412	19,634,236
Pathward Financial, Inc.	63,322	2,627,230
Provident Financial Services, Inc.	636,954	12,216,778
Renasant Corp.	473,988	14,494,553
Security Description	Shares	Value
S&T Bancorp, Inc.	109,160	$3,433,082
Seacoast Banking Corp. of Florida (b)	324,054	7,680,080
Simmons First National Corp. Class A	1,093,645	19,127,851
Southside Bancshares, Inc. (b)	114,101	3,788,153
Tompkins Financial Corp. (b)	40,957	2,711,763
Triumph Financial, Inc. (a)	76,952	4,467,833
TrustCo Bank Corp. NY	56,999	1,820,548
Trustmark Corp.	170,673	4,215,623
United Community Banks, Inc.	348,393	9,796,811
Veritex Holdings, Inc.	248,776	4,542,650
Washington Federal, Inc.	263,233	7,928,578
WSFS Financial Corp.	530,237	19,942,214
		327,845,246
BEVERAGES — 0.1%
National Beverage Corp. (a)	67,396	3,553,117
BIOTECHNOLOGY — 1.2%
Anika Therapeutics, Inc. (a)	63,358	1,819,642
Avid Bioservices, Inc. (a)	174,072	3,265,591
Coherus Biosciences, Inc. (a)	285,690	1,954,120
Eagle Pharmaceuticals, Inc. (a)	31,064	881,286
Emergent BioSolutions, Inc. (a)	400,952	4,153,863
Enanta Pharmaceuticals, Inc. (a)	107,310	4,339,616
Ironwood Pharmaceuticals, Inc. (a)	445,931	4,691,194
Myriad Genetics, Inc. (a)	699,320	16,245,203
Vanda Pharmaceuticals, Inc. (a)	511,063	3,470,118
Vericel Corp. (a)	169,623	4,973,346
		45,793,979
BROADLINE RETAIL — 0.1%
Big Lots, Inc. (b)	261,435	2,865,328
BUILDING PRODUCTS — 1.8%
American Woodmark Corp. (a)	139,651	7,271,628
Apogee Enterprises, Inc.	86,227	3,729,318
AZZ, Inc.	209,512	8,640,275
Gibraltar Industries, Inc. (a)	262,019	12,707,921
Insteel Industries, Inc.	94,991	2,642,650
Masterbrand, Inc. (a)	1,080,736	8,689,117
Quanex Building Products Corp.	128,691	2,770,717
Resideo Technologies, Inc. (a)	1,254,271	22,928,074
		69,379,700
CAPITAL MARKETS — 0.5%
B Riley Financial, Inc. (b)	73,735	2,093,337
Brightsphere Investment Group, Inc.	140,146	3,304,643
Donnelley Financial Solutions, Inc. (a)	112,983	4,616,485
Virtus Investment Partners, Inc.	30,069	5,724,837
WisdomTree, Inc. (b)	426,361	2,498,475
		18,237,777

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 1.8%
AdvanSix, Inc.	232,079	$8,881,663
FutureFuel Corp.	100,283	740,089
HB Fuller Co.	163,318	11,179,117
Koppers Holdings, Inc.	174,805	6,112,931
Mativ Holdings, Inc.	463,601	9,953,514
Minerals Technologies, Inc.	280,177	16,928,294
Rayonier Advanced Materials, Inc. (a)	577,771	3,622,624
Stepan Co.	61,854	6,372,818
Trinseo PLC	292,717	6,103,149
		69,894,199
COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	567,968	25,524,482
Brady Corp. Class A	135,795	7,296,265
CoreCivic, Inc. REIT (a)	968,739	8,912,399
Deluxe Corp.	360,631	5,770,096
GEO Group, Inc. (a) (b)	1,044,505	8,241,144
Harsco Corp. (a)	717,724	4,902,055
Healthcare Services Group, Inc.	623,682	8,650,469
HNI Corp.	348,753	9,709,284
Interface, Inc.	525,406	4,266,297
KAR Auction Services, Inc. (a)	920,670	12,594,766
Liquidity Services, Inc. (a)	110,034	1,449,148
Matthews International Corp. Class A	256,428	9,246,794
MillerKnoll, Inc. (b)	639,713	13,082,131
Pitney Bowes, Inc. (b)	1,461,459	5,685,075
UniFirst Corp.	52,212	9,201,321
Viad Corp. (a)	186,647	3,889,723
		138,421,449
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN Holdings, Inc.	197,821	3,137,441
Comtech Telecommunications Corp.	249,904	3,118,802
NETGEAR, Inc. (a)	261,004	4,831,184
Viasat, Inc. (a) (b)	653,728	22,122,155
Viavi Solutions, Inc. (a)	909,825	9,853,405
		43,062,987
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	138,495	8,740,419
Dycom Industries, Inc. (a)	80,960	7,581,904
Granite Construction, Inc.	377,623	15,512,753
MYR Group, Inc. (a)	69,911	8,809,485
		40,644,561
CONSUMER FINANCE — 2.0%
Bread Financial Holdings, Inc. (b)	421,886	12,791,584
Chefs' Warehouse, Inc. (a)	116,933	3,981,569
Encore Capital Group, Inc. (a) (b)	197,174	9,947,428
Enova International, Inc. (a)	263,870	11,723,744
EZCORP, Inc. Class A (a) (b)	484,909	4,170,217
Green Dot Corp. Class A (a)	392,224	6,738,408
Security Description	Shares	Value
LendingTree, Inc. (a)	98,146	$2,616,572
PRA Group, Inc. (a)	329,812	12,849,476
PROG Holdings, Inc. (a)	422,204	10,044,233
World Acceptance Corp. (a) (b)	29,869	2,487,789
		77,351,020
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Andersons, Inc.	145,882	6,027,844
PriceSmart, Inc.	213,054	15,229,100
SpartanNash Co.	296,519	7,353,671
United Natural Foods, Inc. (a)	522,868	13,777,572
		42,388,187
CONTAINERS & PACKAGING — 0.4%
O-I Glass, Inc. (a)	719,678	16,343,887
DIVERSIFIED CONSUMER SERVICES — 0.6%
Frontdoor, Inc. (a)	329,357	9,182,473
Mister Car Wash, Inc. (a) (b)	350,547	3,021,715
Perdoceo Education Corp. (a)	224,425	3,014,028
Strategic Education, Inc.	80,336	7,216,583
		22,434,799
DIVERSIFIED REITs — 1.9%
Alexander & Baldwin, Inc. REIT	612,364	11,579,803
American Assets Trust, Inc. REIT	439,451	8,169,394
Armada Hoffler Properties, Inc. REIT	214,112	2,528,663
Essential Properties Realty Trust, Inc. REIT	1,222,572	30,380,914
Global Net Lease, Inc. REIT (b)	876,808	11,275,751
iStar, Inc. REIT (a) (b)	329,174	9,667,835
		73,602,360
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc.	147,709	9,412,017
Consolidated Communications Holdings, Inc. (a)	667,005	1,720,873
Lumen Technologies, Inc. (b)	7,887,958	20,903,089
		32,035,979
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	136,923	9,895,425
ELECTRICAL EQUIPMENT — 0.1%
Powell Industries, Inc.	81,952	3,490,336
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arlo Technologies, Inc. (a)	383,688	2,325,149
Benchmark Electronics, Inc.	295,202	6,993,335
ePlus, Inc. (a)	117,065	5,740,868
FARO Technologies, Inc. (a) (b)	169,604	4,173,954
Insight Enterprises, Inc. (a)	260,069	37,179,464
Itron, Inc. (a)	388,626	21,549,312
Knowles Corp. (a)	771,574	13,116,758
Methode Electronics, Inc.	145,139	6,368,699
OSI Systems, Inc. (a)	64,316	6,583,386

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PC Connection, Inc.	102,076	$4,589,337
Rogers Corp. (a)	161,616	26,412,903
Sanmina Corp. (a)	272,105	16,595,684
ScanSource, Inc. (a)	212,374	6,464,665
TTM Technologies, Inc. (a)	863,155	11,643,961
		169,737,475
ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	1,130,429	11,044,291
Bristow Group, Inc. (a)	212,540	4,760,896
Core Laboratories NV (b)	217,759	4,801,586
DMC Global, Inc. (a)	167,570	3,681,513
Dril-Quip, Inc. (a)	144,011	4,131,676
Helix Energy Solutions Group, Inc. (a)	1,202,432	9,306,824
Helmerich & Payne, Inc.	371,233	13,271,580
Nabors Industries Ltd. (a) (b)	25,853	3,151,739
NexTier Oilfield Solutions, Inc. (a) (b)	751,380	5,973,471
Oceaneering International, Inc. (a)	253,513	4,469,434
Oil States International, Inc. (a)	577,096	4,807,210
Patterson-UTI Energy, Inc.	582,347	6,813,460
ProPetro Holding Corp. (a)	852,942	6,132,653
U.S. Silica Holdings, Inc. (a)	287,194	3,429,096
		85,775,429
ENTERTAINMENT — 0.4%
Cinemark Holdings, Inc. (a) (b)	905,665	13,394,785
Marcus Corp. (b)	220,374	3,525,984
		16,920,769
FINANCIAL SERVICES — 1.8%
EVERTEC, Inc.	191,403	6,459,851
NMI Holdings, Inc. Class A (a)	344,330	7,688,889
Payoneer Global, Inc. (a)	952,312	5,980,520
Radian Group, Inc.	1,344,492	29,713,273
Walker & Dunlop, Inc.	264,096	20,116,192
		69,958,725
FOOD PRODUCTS — 1.3%
B&G Foods, Inc.	604,042	9,380,772
Calavo Growers, Inc.	160,114	4,606,480
Fresh Del Monte Produce, Inc.	257,541	7,754,559
Hain Celestial Group, Inc. (a)	756,444	12,973,015
John B Sanfilippo & Son, Inc.	31,426	3,045,808
Seneca Foods Corp. Class A (a)	47,740	2,495,370
TreeHouse Foods, Inc. (a)	225,905	11,392,389
		51,648,393
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	49,057	6,278,806
Northwest Natural Holding Co.	114,152	5,429,069
		11,707,875
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	208,981	19,314,024
Heartland Express, Inc.	147,262	2,344,411
Security Description	Shares	Value
RXO, Inc. (a) (b)	1,001,470	$19,668,871
		41,327,306
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
AngioDynamics, Inc. (a)	353,140	3,651,468
Artivion, Inc. (a)	364,198	4,770,994
Avanos Medical, Inc. (a)	392,772	11,681,039
Cardiovascular Systems, Inc. (a)	352,293	6,996,539
CONMED Corp. (b)	131,465	13,653,955
Cutera, Inc. (a) (b)	46,755	1,104,353
Embecta Corp. (b)	254,927	7,168,547
Glaukos Corp. (a)	132,039	6,615,154
Heska Corp. (a) (b)	85,607	8,356,955
Inogen, Inc. (a)	207,011	2,583,497
Integer Holdings Corp. (a)	284,975	22,085,563
LeMaitre Vascular, Inc.	54,219	2,790,652
Mesa Laboratories, Inc. (b)	17,182	3,002,211
NuVasive, Inc. (a)	449,878	18,584,460
OraSure Technologies, Inc. (a)	655,822	3,967,723
Orthofix Medical, Inc. (a)	303,216	5,078,868
Tandem Diabetes Care, Inc. (a)	220,179	8,941,469
Varex Imaging Corp. (a) (b)	335,921	6,110,403
		137,143,850
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Agiliti, Inc. (a) (b)	165,563	2,645,697
Apollo Medical Holdings, Inc. (a)	332,621	12,130,688
Community Health Systems, Inc. (a)	1,047,868	5,134,553
CorVel Corp. (a)	26,506	5,043,562
Enhabit, Inc. (a)	415,373	5,777,838
Fulgent Genetics, Inc. (a) (b)	98,010	3,059,872
ModivCare, Inc. (a)	107,272	9,019,430
NeoGenomics, Inc. (a)	1,087,300	18,929,893
Owens & Minor, Inc. (a)	641,682	9,336,473
Pediatrix Medical Group, Inc. (a)	691,088	10,304,122
RadNet, Inc. (a)	411,337	10,295,765
Select Medical Holdings Corp.	895,263	23,142,548
U.S. Physical Therapy, Inc.	45,792	4,483,495
		119,303,936
HEALTH CARE REITs — 0.4%
CareTrust REIT, Inc.	332,890	6,517,986
Community Healthcare Trust, Inc. REIT	84,985	3,110,451
LTC Properties, Inc. REIT	128,098	4,500,083
Universal Health Realty Income Trust REIT	40,107	1,929,548
		16,058,068
HEALTH CARE TECHNOLOGY — 0.4%
Certara, Inc. (a) (b)	379,351	9,146,153
Computer Programs & Systems, Inc. (a)	60,423	1,824,774
HealthStream, Inc. (a)	78,483	2,126,889
Simulations Plus, Inc. (b)	47,769	2,098,970
		15,196,786

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HOTEL & RESORT REITs — 2.2%
Chatham Lodging Trust REIT	440,769	$4,623,667
DiamondRock Hospitality Co. REIT	1,772,858	14,413,335
Pebblebrook Hotel Trust REIT (b)	1,125,396	15,800,560
Service Properties Trust REIT (b)	1,400,909	13,953,054
Summit Hotel Properties, Inc. REIT	895,719	6,270,033
Sunstone Hotel Investors, Inc. REIT	1,815,483	17,936,972
Xenia Hotels & Resorts, Inc. REIT	963,139	12,607,489
		85,605,110
HOTELS, RESTAURANTS & LEISURE — 2.8%
BJ's Restaurants, Inc. (a)	195,824	5,706,311
Bloomin' Brands, Inc.	310,296	7,959,092
Brinker International, Inc. (a)	372,942	14,171,796
Cheesecake Factory, Inc. (b)	404,933	14,192,902
Chuy's Holdings, Inc. (a)	74,796	2,681,437
Cracker Barrel Old Country Store, Inc. (b)	190,069	21,591,838
Dave & Buster's Entertainment, Inc. (a)	154,510	5,684,423
Dine Brands Global, Inc. (b)	56,617	3,829,574
El Pollo Loco Holdings, Inc. (b)	177,294	1,700,249
Golden Entertainment, Inc. (a)	70,372	3,061,886
Ruth's Hospitality Group, Inc.	131,366	2,157,030
Sabre Corp. (a) (b)	1,708,926	7,331,293
Shake Shack, Inc. Class A (a)	147,655	8,193,376
Six Flags Entertainment Corp. (a) (b)	355,613	9,498,423
		107,759,630
HOUSEHOLD DURABLES — 4.6%
Century Communities, Inc. (b)	239,454	15,305,900
Installed Building Products, Inc.	67,004	7,640,466
iRobot Corp. (a)	229,883	10,032,094
La-Z-Boy, Inc.	364,228	10,591,750
LGI Homes, Inc. (a) (b)	176,489	20,125,041
M/I Homes, Inc. (a)	232,133	14,645,271
MDC Holdings, Inc.	500,092	19,438,576
Meritage Homes Corp.	313,899	36,650,847
Sonos, Inc. (a) (b)	1,095,146	21,486,765
Tri Pointe Homes, Inc. (a)	867,860	21,974,215
		177,890,925
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	45,707	1,876,729
Central Garden & Pet Co. Class A (a)	179,741	7,022,481
WD-40 Co. (b)	39,911	7,106,154
		16,005,364
INDUSTRIAL REITs — 0.7%
LXP Industrial Trust REIT	2,370,150	24,436,247
Security Description	Shares	Value
Star Holdings (a)	119,793	$2,083,200
		26,519,447
INSURANCE — 3.2%
Ambac Financial Group, Inc. (a)	376,123	5,822,384
American Equity Investment Life Holding Co.	281,009	10,254,018
AMERISAFE, Inc.	77,818	3,809,191
Assured Guaranty Ltd.	248,446	12,489,380
Employers Holdings, Inc.	120,309	5,015,682
Genworth Financial, Inc. Class A (a)	4,261,030	21,390,371
HCI Group, Inc. (b)	62,443	3,346,945
Horace Mann Educators Corp.	345,759	11,576,011
James River Group Holdings Ltd.	314,392	6,492,195
Mercury General Corp.	223,166	7,083,289
ProAssurance Corp.	454,448	8,398,199
Safety Insurance Group, Inc.	57,217	4,263,811
SiriusPoint Ltd. (a)	709,206	5,765,845
Stewart Information Services Corp.	228,497	9,219,854
United Fire Group, Inc.	195,663	5,194,853
Universal Insurance Holdings, Inc.	248,020	4,518,924
		124,640,952
INTERACTIVE MEDIA & SERVICES — 0.5%
QuinStreet, Inc. (a)	218,589	3,469,008
Shutterstock, Inc.	104,905	7,616,103
Yelp, Inc. (a)	245,993	7,551,985
		18,637,096
IT SERVICES — 0.2%
Perficient, Inc. (a)	125,441	9,055,586
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	62,243	3,575,238
Vista Outdoor, Inc. (a)	261,256	7,239,404
		10,814,642
MACHINERY — 4.1%
3D Systems Corp. (a) (b)	1,108,623	11,884,439
Alamo Group, Inc.	25,102	4,622,784
Astec Industries, Inc.	190,962	7,877,183
Barnes Group, Inc.	436,448	17,580,125
CIRCOR International, Inc. (a)	170,073	5,292,672
Enerpac Tool Group Corp.	174,590	4,452,045
ESCO Technologies, Inc.	69,189	6,604,090
Greenbrier Cos., Inc.	275,691	8,868,979
John Bean Technologies Corp.	273,679	29,910,378
Kennametal, Inc.	689,373	19,012,907
Proto Labs, Inc. (a)	227,843	7,552,995
SPX Technologies, Inc. (a)	144,923	10,228,665
Standex International Corp.	34,613	4,238,016
Tennant Co.	157,007	10,759,690
Trinity Industries, Inc.	279,868	6,817,585

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wabash National Corp.	181,897	$4,472,847
		160,175,400
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	253,154	4,450,447
EW Scripps Co. Class A (a)	523,484	4,925,985
Gannett Co., Inc. (a) (b)	1,319,348	2,467,181
Scholastic Corp.	249,940	8,552,947
Thryv Holdings, Inc. (a)	256,789	5,921,554
		26,318,114
METALS & MINING — 2.8%
Arconic Corp. (a)	872,388	22,882,737
ATI, Inc. (a) (b)	424,567	16,753,414
Carpenter Technology Corp.	418,567	18,735,059
Century Aluminum Co. (a)	462,018	4,620,180
Compass Minerals International, Inc.	287,717	9,865,816
Haynes International, Inc. (b)	37,096	1,858,139
Materion Corp.	74,230	8,610,680
Olympic Steel, Inc.	86,417	4,511,831
SunCoke Energy, Inc.	698,576	6,273,212
TimkenSteel Corp. (a)	203,761	3,736,977
Tredegar Corp.	227,234	2,074,646
Warrior Met Coal, Inc.	190,577	6,996,082
		106,918,773
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.0%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,097,038	10,213,424
Ellington Financial, Inc. REIT (b)	551,168	6,729,761
Franklin BSP Realty Trust, Inc. REIT (b)	694,693	8,287,687
Invesco Mortgage Capital, Inc. REIT (b)	175,578	1,947,160
KKR Real Estate Finance Trust, Inc. REIT (b)	518,108	5,901,250
New York Mortgage Trust, Inc. REIT (a) (b)	779,879	7,767,595
PennyMac Mortgage Investment Trust REIT (b)	749,455	9,240,780
Ready Capital Corp. REIT (b)	827,868	8,419,418
Redwood Trust, Inc. REIT (b)	952,205	6,417,862
Two Harbors Investment Corp. REIT (b)	816,059	12,004,228
		76,929,165
MULTI-UTILITIES — 0.7%
Avista Corp.	633,791	26,904,428
OFFICE REITs — 1.5%
Brandywine Realty Trust REIT	1,439,936	6,810,897
Easterly Government Properties, Inc. REIT (b)	766,634	10,533,551
Hudson Pacific Properties, Inc. REIT	1,079,058	7,175,736
JBG SMITH Properties REIT	847,458	12,762,718
Security Description	Shares	Value
Office Properties Income Trust REIT (b)	438,580	$5,394,534
Orion Office REIT, Inc.	511,522	3,427,197
SL Green Realty Corp. REIT (b)	551,145	12,962,930
		59,067,563
OIL, GAS & CONSUMABLE FUELS — 1.5%
Callon Petroleum Co. (a) (b)	214,409	7,169,837
CVR Energy, Inc. (b)	111,857	3,666,673
Green Plains, Inc. (a) (b)	511,898	15,863,719
Par Pacific Holdings, Inc. (a)	469,312	13,703,911
Talos Energy, Inc. (a)	270,948	4,020,868
World Fuel Services Corp.	523,748	13,381,761
		57,806,769
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	151,212	5,053,505
Mercer International, Inc.	207,736	2,030,619
Sylvamo Corp.	114,699	5,305,976
		12,390,100
PASSENGER AIRLINES — 0.7%
Allegiant Travel Co. (a) (b)	132,154	12,155,525
Hawaiian Holdings, Inc. (a) (b)	464,300	4,252,988
SkyWest, Inc. (a)	425,639	9,436,417
		25,844,930
PERSONAL CARE PRODUCTS — 0.8%
Edgewell Personal Care Co. (b)	225,448	9,563,504
Nu Skin Enterprises, Inc. Class A	426,465	16,764,339
USANA Health Sciences, Inc. (a)	93,250	5,865,425
		32,193,268
PHARMACEUTICALS — 0.5%
ANI Pharmaceuticals, Inc. (a) (b)	49,885	1,981,432
Ligand Pharmaceuticals, Inc. (a)	66,699	4,906,378
Nektar Therapeutics (a)	882,695	620,446
Phibro Animal Health Corp. Class A	183,727	2,814,698
Prestige Consumer Healthcare, Inc. (a)	125,404	7,854,053
		18,177,007
PROFESSIONAL SERVICES — 1.0%
Forrester Research, Inc. (a)	101,488	3,283,137
Heidrick & Struggles International, Inc.	165,771	5,032,807
Kelly Services, Inc. Class A	312,386	5,182,484
Korn Ferry	231,750	11,990,745
Resources Connection, Inc. (b)	289,610	4,940,747
TrueBlue, Inc. (a)	295,508	5,260,042
TTEC Holdings, Inc.	85,251	3,173,895
		38,863,857
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Anywhere Real Estate, Inc. (a)	988,730	5,220,494

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cushman & Wakefield PLC (a) (b)	1,376,612	$14,509,491
Douglas Elliman, Inc.	608,993	1,893,968
Kennedy-Wilson Holdings, Inc. (b)	641,684	10,645,538
RE/MAX Holdings, Inc. Class A	164,786	3,091,385
		35,360,876
RESIDENTIAL REITs — 0.7%
Centerspace REIT	126,615	6,916,977
Elme Communities REIT	740,555	13,226,312
NexPoint Residential Trust, Inc. REIT	96,568	4,217,125
Veris Residential, Inc. REIT (a)	314,925	4,610,502
		28,970,916
RETAIL REITs — 2.1%
Acadia Realty Trust REIT	802,011	11,188,054
Getty Realty Corp. REIT (b)	138,265	4,981,688
Retail Opportunity Investments Corp. REIT	1,054,091	14,715,110
RPT Realty REIT	715,551	6,804,890
Saul Centers, Inc. REIT	50,133	1,955,187
SITE Centers Corp. REIT	1,579,753	19,399,367
Tanger Factory Outlet Centers, Inc. REIT	394,500	7,744,035
Urban Edge Properties REIT (b)	482,766	7,270,456
Urstadt Biddle Properties, Inc. Class A REIT	115,987	2,037,892
Whitestone REIT	419,287	3,857,440
		79,954,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
CEVA, Inc. (a)	81,673	2,485,310
Cohu, Inc. (a)	135,176	5,189,407
FormFactor, Inc. (a)	662,707	21,107,218
Ichor Holdings Ltd. (a)	242,564	7,941,545
Semtech Corp. (a)	550,866	13,297,905
SMART Global Holdings, Inc. (a) (b)	412,705	7,115,034
Ultra Clean Holdings, Inc. (a)	170,989	5,669,995
		62,806,414
SOFTWARE — 1.1%
8x8, Inc. (a) (b)	544,650	2,271,190
Adeia, Inc.	883,171	7,824,895
Cerence, Inc. (a)	338,987	9,522,145
Consensus Cloud Solutions, Inc. (a) (b)	51,032	1,739,681
Digital Turbine, Inc. (a) (b)	292,932	3,620,640
Ebix, Inc. (b)	212,063	2,797,111
LivePerson, Inc. (a)	303,719	1,339,401
LiveRamp Holdings, Inc. (a)	243,141	5,332,082
N-able, Inc. (a)	183,100	2,416,920
OneSpan, Inc. (a)	162,636	2,846,130
Xperi, Inc. (a) (b)	376,668	4,116,981
		43,827,176
Security Description	Shares	Value
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT	232,031	$6,232,353
Outfront Media, Inc. REIT	1,257,223	20,404,729
Uniti Group, Inc. REIT	1,178,210	4,182,645
		30,819,727
SPECIALTY RETAIL — 7.6%
Aaron's Co., Inc.	278,030	2,685,770
Abercrombie & Fitch Co. Class A (a)	413,914	11,486,113
Academy Sports & Outdoors, Inc. (b)	356,038	23,231,479
American Eagle Outfitters, Inc.	1,500,570	20,167,661
America's Car-Mart, Inc. (a) (b)	52,280	4,141,099
Asbury Automotive Group, Inc. (a)	104,877	22,024,170
Boot Barn Holdings, Inc. (a)	97,658	7,484,509
Buckle, Inc.	82,737	2,952,884
Caleres, Inc. (b)	299,042	6,468,278
Chico's FAS, Inc. (a)	1,049,188	5,770,534
Children's Place, Inc. (a) (b)	101,416	4,081,994
Designer Brands, Inc. Class A (b)	459,262	4,013,950
Genesco, Inc. (a)	99,143	3,656,394
Group 1 Automotive, Inc.	125,336	28,378,577
Guess?, Inc. (b)	275,279	5,356,929
Haverty Furniture Cos., Inc. (b)	58,516	1,867,246
Hibbett, Inc.	54,318	3,203,676
Leslie's, Inc. (a) (b)	468,591	5,159,187
MarineMax, Inc. (a)	194,433	5,589,949
Monro, Inc. (b)	265,612	13,129,201
National Vision Holdings, Inc. (a) (b)	276,636	5,211,822
ODP Corp. (a)	347,996	15,652,860
PetMed Express, Inc. (b)	190,384	3,091,836
Sally Beauty Holdings, Inc. (a) (b)	908,356	14,152,186
Shoe Carnival, Inc. (b)	154,682	3,967,593
Signet Jewelers Ltd. (b)	390,210	30,350,534
Sleep Number Corp. (a)	183,792	5,589,115
Sonic Automotive, Inc. Class A (b)	140,234	7,620,316
Upbound Group, Inc. (b)	422,937	10,366,186
Urban Outfitters, Inc. (a) (b)	506,994	14,053,874
Zumiez, Inc. (a) (b)	140,682	2,594,176
		293,500,098
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a)	122,965	3,932,421
Corsair Gaming, Inc. (a)	152,473	2,797,879
		6,730,300
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
G-III Apparel Group Ltd. (a)	357,272	5,555,580
Hanesbrands, Inc. (b)	2,990,629	15,730,709
Kontoor Brands, Inc. (b)	424,544	20,543,684

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Movado Group, Inc.	130,665	$3,759,232
Oxford Industries, Inc. (b)	36,975	3,904,190
Steven Madden Ltd. (b)	629,461	22,660,596
Wolverine World Wide, Inc. (b)	665,388	11,344,865
		83,498,856
TOBACCO — 0.5%
Universal Corp.	207,351	10,966,794
Vector Group Ltd.	619,144	7,435,920
		18,402,714
TRADING COMPANIES & DISTRIBUTORS — 1.3%
DXP Enterprises, Inc. (a)	142,389	3,833,112
GMS, Inc. (a)	358,336	20,744,071
NOW, Inc. (a)	931,523	10,386,481
Veritiv Corp.	114,090	15,418,123
		50,381,787
WATER UTILITIES — 0.6%
American States Water Co.	96,454	8,573,796
California Water Service Group	175,784	10,230,629
Middlesex Water Co.	55,645	4,346,987
		23,151,412
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a)	205,225	2,975,762
Shenandoah Telecommunications Co. (b)	421,676	8,020,278
Telephone & Data Systems, Inc.	840,740	8,836,177
		19,832,217
TOTAL COMMON STOCKS (Cost $4,089,388,303)		3,872,338,295
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b)	17,916	335,925
TOTAL WARRANTS (Cost $0)		335,925
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	5,411,842	$5,412,383
State Street Navigator Securities Lending Portfolio II (f) (g)	269,273,694	269,273,694
TOTAL SHORT-TERM INVESTMENTS (Cost $274,686,419)		274,686,077
TOTAL INVESTMENTS — 106.9% (Cost $4,364,074,722)		4,147,360,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(265,927,298)
NET ASSETS — 100.0%		$3,881,432,999
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,872,338,295	$—	$—	$3,872,338,295
Warrants	335,925	—	—	335,925
Short-Term Investments	274,686,077	—	—	274,686,077
TOTAL INVESTMENTS	$4,147,360,297	$—	$—	$4,147,360,297
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,706,133	$7,705,363	$161,424,535	$163,718,183	$983	$(315)	5,411,842	$5,412,383	$146,865
State Street Navigator Securities Lending Portfolio II	153,457,896	153,457,896	1,169,168,218	1,053,352,420	—	—	269,273,694	269,273,694	696,216
Total		$161,163,259	$1,330,592,753	$1,217,070,603	$983	$(315)		$274,686,077	$843,081
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp. (a)	518,610	$28,290,175
Aerojet Rocketdyne Holdings, Inc. (a)	1,026,696	57,669,514
AeroVironment, Inc. (a)	412,609	37,819,741
Archer Aviation, Inc. Class A (a) (b)	3,334,310	9,536,127
Axon Enterprise, Inc. (a)	269,447	60,585,158
Boeing Co. (a)	282,623	60,037,604
BWX Technologies, Inc.	937,171	59,079,260
Curtiss-Wright Corp.	336,750	59,355,555
Ducommun, Inc. (a)	127,873	6,995,932
General Dynamics Corp.	259,776	59,283,481
HEICO Corp.	342,069	58,507,482
Hexcel Corp. (b)	838,947	57,258,133
Howmet Aerospace, Inc.	1,405,298	59,542,476
Huntington Ingalls Industries, Inc.	275,978	57,132,966
Kaman Corp.	427,316	9,768,444
Kratos Defense & Security Solutions, Inc. (a)	1,698,699	22,898,462
L3Harris Technologies, Inc.	282,206	55,380,105
Lockheed Martin Corp.	120,699	57,058,038
Maxar Technologies, Inc.	1,127,551	57,572,754
Mercury Systems, Inc. (a)	887,834	45,386,074
Moog, Inc. Class A	299,799	30,204,749
National Presto Industries, Inc.	60,399	4,354,164
Northrop Grumman Corp.	124,826	57,634,661
Parsons Corp. (a) (b)	1,232,699	55,150,953
Raytheon Technologies Corp.	597,837	58,546,177
Rocket Lab USA, Inc. (a) (b)	10,916,374	44,102,151
Spirit AeroSystems Holdings, Inc. Class A (b)	1,809,913	62,496,296
Textron, Inc.	828,651	58,527,620
TransDigm Group, Inc.	80,032	58,987,586
Triumph Group, Inc. (a)	2,519,569	29,201,805
V2X, Inc. (a)	148,479	5,897,586
Security Description	Shares	Value
Virgin Galactic Holdings, Inc. (a) (b)	11,524,567	$46,674,496
Woodward, Inc.	612,707	59,659,281
TOTAL COMMON STOCKS (Cost $1,438,171,954)		1,490,595,006
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	448,030	448,074
State Street Navigator Securities Lending Portfolio II (e) (f)	58,167,587	58,167,587
TOTAL SHORT-TERM INVESTMENTS (Cost $58,615,544)		58,615,661
TOTAL INVESTMENTS — 103.9% (Cost $1,496,787,498)		1,549,210,667
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(58,396,231)
NET ASSETS — 100.0%		$1,490,814,436

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,490,595,006	$—	$—	$1,490,595,006
Short-Term Investments	58,615,661	—	—	58,615,661
TOTAL INVESTMENTS	$1,549,210,667	$—	$—	$1,549,210,667
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Astra Space, Inc.	13,319,101	$17,314,831	$620,250	$10,632,501	$(67,286,078)	$59,983,498	—	$—	$—
State Street Institutional Liquid Reserves Fund, Premier Class	1,151,407	1,151,292	14,425,456	15,129,006	246	86	448,030	448,074	42,702
State Street Navigator Securities Lending Portfolio II	44,046,656	44,046,656	372,009,724	357,888,793	—	—	58,167,587	58,167,587	401,911
Total		$62,512,779	$387,055,430	$383,650,300	$(67,285,832)	$59,983,584		$58,615,661	$444,613
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 3.4%
Bank of New York Mellon Corp.	503,328	$22,871,224
Northern Trust Corp.	280,412	24,712,710
		47,583,934
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 6.9%
Essent Group Ltd.	300,698	12,042,955
MGIC Investment Corp.	1,845,928	24,772,354
Mr Cooper Group, Inc. (a)	336,565	13,789,068
NMI Holdings, Inc. Class A (a)	227,198	5,073,332
PennyMac Financial Services, Inc.	240,977	14,364,639
Radian Group, Inc.	799,071	17,659,469
Walker & Dunlop, Inc.	114,431	8,716,209
		96,418,026
DIVERSIFIED BANKS — 8.0%
Bank of America Corp.	786,670	22,498,762
Citigroup, Inc.	492,604	23,098,201
JPMorgan Chase & Co.	178,170	23,217,333
U.S. Bancorp	586,225	21,133,411
Wells Fargo & Co.	575,736	21,521,012
		111,468,719
DIVERSIFIED FINANCIAL SERVICES — 6.7%
Apollo Global Management, Inc.	394,963	24,945,863
Equitable Holdings, Inc.	873,532	22,178,977
Jackson Financial, Inc. Class A	595,016	22,259,549
Voya Financial, Inc. (b)	345,509	24,690,073
		94,074,462
REGIONAL BANKS — 74.9%
Ameris Bancorp	258,353	9,450,553
Associated Banc-Corp.	970,712	17,453,402
Atlantic Union Bankshares Corp.	188,825	6,618,316
Axos Financial, Inc. (a)	230,447	8,508,103
Bank of Hawaii Corp. (b)	126,994	6,613,848
Bank OZK	650,436	22,244,911
BankUnited, Inc.	593,661	13,404,865
Banner Corp.	122,459	6,658,096
BOK Financial Corp.	136,359	11,510,063
Cadence Bank	925,808	19,219,774
Cathay General Bancorp	235,323	8,123,350
Citizens Financial Group, Inc.	691,416	20,998,304
Security Description	Shares	Value
Columbia Banking System, Inc.	995,503	$21,323,674
Comerica, Inc.	404,906	17,581,019
Commerce Bancshares, Inc.	293,451	17,122,866
Community Bank System, Inc.	158,993	8,345,543
Cullen/Frost Bankers, Inc.	200,527	21,123,514
CVB Financial Corp.	487,665	8,134,252
East West Bancorp, Inc.	379,721	21,074,516
Eastern Bankshares, Inc.	560,336	7,071,440
Fifth Third Bancorp	784,077	20,887,811
First BanCorp	951,235	10,863,104
First Citizens BancShares, Inc. Class A	38,644	37,604,476
First Financial Bancorp	228,119	4,966,151
First Financial Bankshares, Inc.	327,921	10,460,680
First Hawaiian, Inc.	421,648	8,698,598
First Horizon Corp.	1,184,698	21,063,930
First Interstate BancSystem, Inc. Class A	444,176	13,263,095
First Merchants Corp.	128,686	4,240,204
First Republic Bank (b)	291,248	4,074,560
FNB Corp.	1,568,708	18,197,013
Fulton Financial Corp.	686,592	9,488,701
Glacier Bancorp, Inc.	314,748	13,222,563
Hancock Whitney Corp.	380,461	13,848,780
Hilltop Holdings, Inc.	242,070	7,182,217
Home BancShares, Inc.	539,217	11,706,401
Hope Bancorp, Inc.	571,333	5,610,490
Huntington Bancshares, Inc.	1,781,038	19,947,626
Independent Bank Corp.	171,055	11,224,629
Independent Bank Group, Inc.	106,328	4,928,303
International Bancshares Corp.	171,792	7,356,133
KeyCorp	1,520,589	19,037,774
Lakeland Financial Corp.	74,118	4,642,752
Live Oak Bancshares, Inc.	206,022	5,020,756
M&T Bank Corp.	180,783	21,616,223
New York Community Bancorp, Inc. (b)	3,230,996	29,208,204
Old National Bancorp	1,233,705	17,790,026
Pacific Premier Bancorp, Inc.	338,291	8,125,750
PacWest Bancorp	1,848,153	17,982,529
Pinnacle Financial Partners, Inc.	397,603	21,931,782
PNC Financial Services Group, Inc.	173,610	22,065,831
Popular, Inc.	390,176	22,400,004
Prosperity Bancshares, Inc.	371,429	22,850,312
Regions Financial Corp.	1,174,183	21,792,837
Renasant Corp.	153,312	4,688,281
Sandy Spring Bancorp, Inc.	184,965	4,805,391
Seacoast Banking Corp. of Florida	534,950	12,678,315

See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ServisFirst Bancshares, Inc. (b)	143,604	$7,845,087
Simmons First National Corp. Class A	386,845	6,765,919
SouthState Corp. (b)	284,733	20,290,074
Synovus Financial Corp.	686,240	21,156,779
Texas Capital Bancshares, Inc. (a)	273,545	13,392,763
Triumph Financial, Inc. (a)	131,852	7,655,327
Truist Financial Corp.	613,093	20,906,471
Trustmark Corp.	272,243	6,724,402
UMB Financial Corp.	146,608	8,462,214
United Bankshares, Inc.	382,897	13,477,974
United Community Banks, Inc.	389,095	10,941,351
Valley National Bancorp	2,240,893	20,705,851
Veritex Holdings, Inc.	248,480	4,537,245
Washington Federal, Inc.	316,278	9,526,293
Webster Financial Corp.	553,389	21,814,594
WesBanco, Inc.	115,643	3,550,240
Western Alliance Bancorp	482,621	17,152,350
Wintrust Financial Corp.	297,210	21,681,470
WSFS Financial Corp.	182,762	6,873,679
Zions Bancorp NA	590,146	17,663,070
		1,049,175,794
TOTAL COMMON STOCKS (Cost $1,870,516,346)		1,398,720,935
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	1,208,491	1,208,612
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	55,280,649	$55,280,649
TOTAL SHORT-TERM INVESTMENTS (Cost $56,489,345)		56,489,261
TOTAL INVESTMENTS — 103.9% (Cost $1,927,005,691)		1,455,210,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(54,740,258)
NET ASSETS — 100.0%		$1,400,469,938

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,398,720,935	$—	$—	$1,398,720,935
Short-Term Investments	56,489,261	—	—	56,489,261
TOTAL INVESTMENTS	$1,455,210,196	$—	$—	$1,455,210,196
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,302,583	$2,302,353	$75,765,835	$76,860,067	$575	$(84)	1,208,491	$1,208,612	$50,232
State Street Navigator Securities Lending Portfolio II	40,635,342	40,635,342	398,915,196	384,269,889	—	—	55,280,649	55,280,649	549,604
Total		$42,937,695	$474,681,031	$461,129,956	$575	$(84)		$56,489,261	$599,836
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 99.2%
2seventy bio, Inc. (a) (b)	2,045,253	$20,861,581
4D Molecular Therapeutics, Inc. (a) (b)	1,241,839	21,347,212
89bio, Inc. (a)	2,944,264	44,841,141
AbbVie, Inc.	418,744	66,735,231
ACADIA Pharmaceuticals, Inc. (a) (b)	3,062,229	57,631,150
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
ADMA Biologics, Inc. (a) (b)	9,051,009	29,958,840
Agenus, Inc. (a) (b) (c)	20,102,800	30,556,256
Agios Pharmaceuticals, Inc. (a)	1,899,219	43,625,060
Akero Therapeutics, Inc. (a) (b)	1,515,880	57,997,569
Alector, Inc. (a)	2,286,694	14,154,636
Alkermes PLC (a)	2,355,669	66,406,309
Allakos, Inc. (a) (b)	3,481,462	15,492,506
Allogene Therapeutics, Inc. (a) (b)	6,238,922	30,820,275
Alnylam Pharmaceuticals, Inc. (a) (b)	343,194	68,748,622
Altimmune, Inc. (a) (c)	4,761,237	20,092,420
Amgen, Inc.	275,078	66,500,106
Amicus Therapeutics, Inc. (a)	5,479,251	60,764,894
AnaptysBio, Inc. (a)	713,215	15,519,558
Anavex Life Sciences Corp. (a) (b) (c)	4,287,394	36,742,967
Anika Therapeutics, Inc. (a) (b)	267,126	7,671,859
Apellis Pharmaceuticals, Inc. (a) (b)	1,007,486	66,453,777
Arcellx, Inc. (a)	1,303,636	40,165,025
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	1,472,495	35,295,705
Arcus Biosciences, Inc. (a) (c)	3,787,490	69,083,818
Arcutis Biotherapeutics, Inc. (a) (b)	2,807,783	30,885,613
Ardelyx, Inc. (a) (b) (c)	14,266,303	68,335,591
Arrowhead Pharmaceuticals, Inc. (a)	2,382,483	60,515,068
Atara Biotherapeutics, Inc. (a) (b) (c)	5,204,123	15,091,957
Avid Bioservices, Inc. (a) (b)	1,629,107	30,562,047
Avidity Biosciences, Inc. (a) (b)	2,843,806	43,652,422
Beam Therapeutics, Inc. (a) (b)	1,950,290	59,717,880
BioCryst Pharmaceuticals, Inc. (a) (b)	7,561,410	63,062,159
Biogen, Inc. (a)	244,356	67,938,299
Biohaven Ltd. (a)	3,284,055	44,860,191
Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (a)	692,701	$67,358,245
Bioxcel Therapeutics, Inc. (a)	1,373,376	25,627,196
Bluebird Bio, Inc. (a) (b) (c)	14,956,110	47,560,430
Blueprint Medicines Corp. (a)	1,492,442	67,144,966
Bridgebio Pharma, Inc. (a) (b)	2,469,709	40,947,775
CareDx, Inc. (a) (b) (c)	3,752,926	34,301,744
Caribou Biosciences, Inc. (a)	2,154,451	11,440,135
Catalyst Pharmaceuticals, Inc. (a) (b)	4,281,673	70,990,138
Celldex Therapeutics, Inc. (a)	1,342,493	48,302,898
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,936,626	47,234,308
Chinook Therapeutics, Inc. (a) (b)	1,669,851	38,657,051
Cogent Biosciences, Inc. (a)	2,231,622	24,079,201
Coherus Biosciences, Inc. (a) (b)	3,691,166	25,247,575
Crinetics Pharmaceuticals, Inc. (a) (b)	1,185,342	19,036,593
CRISPR Therapeutics AG (a) (b)	1,450,308	65,597,431
CTI BioPharma Corp. (a) (b) (c)	10,472,309	43,983,698
Cytokinetics, Inc. (a) (b)	1,760,667	61,957,872
Day One Biopharmaceuticals, Inc. (a)	1,763,741	23,581,217
Deciphera Pharmaceuticals, Inc. (a)	2,156,751	33,321,803
Denali Therapeutics, Inc. (a) (b)	2,368,157	54,562,337
Dynavax Technologies Corp. (a) (b)	4,985,638	48,909,109
Editas Medicine, Inc. (a) (b) (c)	6,306,542	45,722,429
Emergent BioSolutions, Inc. (a) (b) (c)	3,529,565	36,566,293
Enanta Pharmaceuticals, Inc. (a)	472,670	19,114,775
EQRx, Inc. (a) (b)	10,157,721	19,705,979
Exact Sciences Corp. (a)	1,011,168	68,567,302
Exelixis, Inc. (a)	3,758,027	72,943,304
Fate Therapeutics, Inc. (a) (b) (c)	12,845,060	73,216,842
FibroGen, Inc. (a)	2,264,405	42,253,797
Geron Corp. (a) (b)	16,997,650	36,884,900
Gilead Sciences, Inc.	788,498	65,421,679
Halozyme Therapeutics, Inc. (a) (b)	1,505,704	57,502,836
Horizon Therapeutics PLC (a)	569,614	62,167,672
Ideaya Biosciences, Inc. (a)	1,176,087	16,147,674
ImmunoGen, Inc. (a) (b) (c)	12,605,747	48,406,068
Immunovant, Inc. (a) (b)	3,022,753	46,882,899
Incyte Corp. (a)	870,516	62,912,191
Inhibrx, Inc. (a) (b)	1,427,830	26,943,152
Inovio Pharmaceuticals, Inc. (a) (c)	20,985,438	17,208,059
Insmed, Inc. (a) (b)	3,486,271	59,440,921

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Intellia Therapeutics, Inc. (a)	1,749,971	$65,221,419
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,400,526	32,239,064
Ionis Pharmaceuticals, Inc. (a) (b)	1,845,830	65,969,964
Iovance Biotherapeutics, Inc. (a)	10,093,897	61,673,711
Ironwood Pharmaceuticals, Inc. (a)	5,732,651	60,307,489
iTeos Therapeutics, Inc. (a) (b)	1,051,482	14,310,670
IVERIC bio, Inc. (a)	2,907,420	70,737,529
Karuna Therapeutics, Inc. (a) (b)	350,062	63,585,262
Karyopharm Therapeutics, Inc. (a) (b) (c)	8,415,877	32,737,762
Keros Therapeutics, Inc. (a)	581,508	24,830,392
Kezar Life Sciences, Inc. (a) (b)	2,296,548	7,188,195
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,191,533	12,820,895
Krystal Biotech, Inc. (a) (b)	566,168	45,327,410
Kura Oncology, Inc. (a) (b)	2,530,080	30,942,878
Kymera Therapeutics, Inc. (a) (b)	1,926,529	57,083,054
Lyell Immunopharma, Inc. (a) (b)	4,664,515	11,008,255
Madrigal Pharmaceuticals, Inc. (a)	259,445	62,853,146
MannKind Corp. (a) (b)	12,742,301	52,243,434
Mersana Therapeutics, Inc. (a) (b)	4,476,312	18,397,642
MiMedx Group, Inc. (a) (b)	1,580,997	5,391,200
Mirati Therapeutics, Inc. (a) (b)	1,598,213	59,421,559
Mirum Pharmaceuticals, Inc. (a) (b)	793,441	19,058,453
Moderna, Inc. (a)	453,244	69,609,214
Morphic Holding, Inc. (a) (b)	541,052	20,365,197
Myriad Genetics, Inc. (a) (b)	1,564,551	36,344,520
Natera, Inc. (a)	1,157,970	64,290,494
Neurocrine Biosciences, Inc. (a)	654,228	66,220,958
Novavax, Inc. (a) (b) (c)	9,614,043	66,625,318
Nurix Therapeutics, Inc. (a)	1,290,648	11,460,954
Nuvalent, Inc. Class A (a) (b)	631,374	16,472,548
Point Biopharma Global, Inc. (a)	1,572,785	11,434,147
Prometheus Biosciences, Inc. (a) (b)	548,058	58,817,585
Protagonist Therapeutics, Inc. (a)	1,414,201	32,526,623
Prothena Corp. PLC (a) (b)	1,306,478	63,324,989
PTC Therapeutics, Inc. (a)	1,417,173	68,647,860
RAPT Therapeutics, Inc. (a) (b)	1,031,612	18,930,080
Recursion Pharmaceuticals, Inc. Class A (a) (b)	3,476,185	23,186,154
Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	83,950	$68,979,196
REGENXBIO, Inc. (a)	1,188,667	22,477,693
Relay Therapeutics, Inc. (a) (b)	4,088,969	67,345,319
Replimune Group, Inc. (a)	1,997,198	35,270,517
REVOLUTION Medicines, Inc. (a) (b)	3,019,427	65,400,789
Rhythm Pharmaceuticals, Inc. (a)	2,350,976	41,941,412
Rocket Pharmaceuticals, Inc. (a)	2,759,480	47,269,892
Roivant Sciences Ltd. (a)	6,873,317	50,725,079
Sage Therapeutics, Inc. (a) (b)	1,527,608	64,098,432
Sana Biotechnology, Inc. (a) (b)	3,762,426	12,303,133
Sangamo Therapeutics, Inc. (a) (b)	5,681,369	9,999,209
Sarepta Therapeutics, Inc. (a)	435,541	60,030,616
Seagen, Inc. (a)	363,129	73,522,729
Seres Therapeutics, Inc. (a) (b)	2,204,857	12,501,539
SpringWorks Therapeutics, Inc. (a) (b)	2,016,188	51,896,679
Sutro Biopharma, Inc. (a)	1,987,411	9,181,839
Syndax Pharmaceuticals, Inc. (a) (b)	2,607,481	55,069,999
TG Therapeutics, Inc. (a) (b)	4,452,028	66,958,501
Travere Therapeutics, Inc. (a)	3,007,988	67,649,650
Twist Bioscience Corp. (a) (b) (c)	3,972,459	59,904,682
Ultragenyx Pharmaceutical, Inc. (a)	1,617,221	64,850,562
uniQure NV (a) (b)	1,987,620	40,030,667
United Therapeutics Corp. (a)	273,953	61,354,514
Vanda Pharmaceuticals, Inc. (a)	2,119,815	14,393,544
Vaxcyte, Inc. (a)	1,657,385	62,118,790
Veracyte, Inc. (a) (b)	2,679,326	59,748,970
Vericel Corp. (a) (b)	1,002,906	29,405,204
Vertex Pharmaceuticals, Inc. (a)	218,225	68,756,151
Verve Therapeutics, Inc. (a) (b)	2,424,374	34,959,473
Viking Therapeutics, Inc. (a) (c)	4,979,102	82,902,048
Vir Biotechnology, Inc. (a) (b)	2,772,391	64,513,539
Viridian Therapeutics, Inc. (a)	1,630,262	41,473,865
Xencor, Inc. (a)	1,170,623	32,648,675
Zentalis Pharmaceuticals, Inc. (a) (b)	1,925,248	33,114,266
		6,384,416,899
HEALTH CARE EQUIPMENT — 0.0% (d)
OmniAb, Inc. (a) (b) (e) (f)	161,960	—

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
OmniAb, Inc. (a) (b) (e) (f)	161,960	$—
		—
PHARMACEUTICALS — 0.8%
Scilex Holding Co. (a)	5,938,074	48,692,207
TOTAL COMMON STOCKS (Cost $8,452,455,368)		6,433,109,106
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g) (h)	4,303,835	4,304,266
State Street Navigator Securities Lending Portfolio II (i) (j)	492,229,216	492,229,216
TOTAL SHORT-TERM INVESTMENTS (Cost $496,533,854)		496,533,482
TOTAL INVESTMENTS — 107.7% (Cost $8,948,989,222)		6,929,642,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(493,714,726)
NET ASSETS — 100.0%		$6,435,927,862

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,433,033,642	$75,464	$0(a)	$6,433,109,106
Short-Term Investments	496,533,482	—	—	496,533,482
TOTAL INVESTMENTS	$6,929,567,124	$75,464	$0	$6,929,642,588
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Agenus, Inc.	18,403,960	$35,703,682	$74,236,014	$72,269,105	$881,050	$(7,995,385)	20,102,800	$30,556,256	$—
Albireo Pharma, Inc.	1,080,042	21,449,634	9,668,069	28,274,479	(10,142,880)	—*	—	—*	—
Allogene Therapeutics, Inc.	4,078,245	46,491,993	107,828,377	82,231,340	7,377,516	—*	—	—*	—
Altimmune, Inc.	—	—	134,013,168	70,464,986	2,558,903	(46,014,665)	4,761,237	20,092,420	—
Anavex Life Sciences Corp.	3,138,654	31,417,927	70,351,894	58,391,258	2,883,997	(9,519,593)	4,287,394	36,742,967	—
Arcturus Therapeutics Holdings, Inc.	2,239,987	35,257,395	54,685,660	67,640,690	(21,759,065)	34,752,405	1,472,495	35,295,705	—
Arcus Biosciences, Inc.	2,907,308	73,671,185	135,057,127	133,806,045	(5,283,613)	(554,836)	3,787,490	69,083,818	—
Ardelyx, Inc.	—	—	61,180,663	3,642,896	288,422	10,509,402	14,266,303	68,335,591	—
Atara Biotherapeutics, Inc.	4,178,999	32,554,402	44,938,813	39,610,148	(24,529,202)	1,738,092	5,204,123	15,091,957	—
Biohaven, Inc	—	—	84,634,651	38,375,891	5,509,253	—*	—	—*	—
Bluebird Bio, Inc.	—	—	180,750,526	94,450,487	1,317,273	(40,056,882)	14,956,110	47,560,430	—
Bridgebio Pharma, Inc.	8,496,876	77,151,634	104,110,266	177,382,769	(48,978,100)	—*	—	—*	—
CareDx, Inc.	3,155,144	67,772,493	106,117,463	96,661,419	(19,630,605)	(23,296,188)	3,752,926	34,301,744	—
Coherus Biosciences, Inc.	4,238,908	30,689,694	60,440,813	67,215,030	(6,034,195)	—*	—	—*	—
CTI BioPharma Corp.	8,182,914	48,851,997	130,770,863	113,281,499	(4,280,946)	(18,076,717)	10,472,309	43,983,698	—
Dynavax Technologies Corp.	4,945,103	62,258,847	131,652,259	128,519,973	(2,775,174)	—*	—	—*	—
Editas Medicine, Inc.	6,434,010	76,114,338	133,324,086	134,734,992	(39,579,284)	10,598,281	6,306,542	45,722,429	—
Emergent BioSolutions, Inc	2,394,422	74,322,859	99,256,836	83,722,670	854,601	(54,145,333)	3,529,565	36,566,293	—
Fate Therapeutics, Inc.	3,614,664	89,571,374	162,408,252	113,405,072	(40,621,215)	(24,736,497)	12,845,060	73,216,842	—
Gossamer Bio, Inc	2,677,826	22,413,404	121,780,046	82,094,105	(66,314,705)	—*	—	—*	—
Heron Therapeutics, Inc.	14,121,179	39,398,089	39,133,308	92,086,460	(78,619,224)	—*	—	—*	—
ImmunoGen, Inc.	14,030,427	63,136,921	107,129,374	112,266,348	(1,495,563)	(8,098,316)	12,605,747	48,406,068	—
Inovio Pharmaceuticals, Inc.	27,314,749	47,254,516	72,797,480	81,043,869	(68,147,833)	46,347,765	20,985,438	17,208,059	—
Intercept Pharmaceuticals, Inc.	2,863,938	39,550,984	66,728,030	75,049,788	(6,138,366)	7,148,204	2,400,526	32,239,064	—
Iovance Biotherapeutics, Inc.	8,627,590	95,248,594	141,672,912	136,328,211	(35,392,185)	—*	—	—*	—
iTeos Therapeutics, Inc.	1,832,657	37,752,734	47,729,302	64,939,784	(16,441,851)	—*	—	—*	—
IVERIC bio, Inc.	6,575,877	63,259,937	130,711,897	199,536,825	40,275,853	—*	—	—*	—
Karyopharm Therapeutics, Inc.	8,590,440	38,742,884	61,919,010	61,016,913	(14,433,236)	7,526,017	8,415,877	32,737,762	—
Kymera Therapeutics, Inc.	2,812,391	55,375,979	103,050,173	126,715,473	(5,056,714)	—*	—	—*	—
Madrigal Pharmaceuticals, Inc.	582,168	41,671,585	198,893,884	374,943,800	146,142,950	—*	—	—*	—
MannKind Corp.	7,563,925	28,818,554	123,732,915	114,426,338	15,953,893	—*	—	—*	—
Novavax, Inc	1,762,978	90,669,959	167,795,837	89,769,252	(5,304,474)	(96,766,752)	9,614,043	66,625,318	—
Ocugen, Inc.	25,991,796	59,001,377	63,550,520	91,293,871	(87,352,195)	—*	—	—*	—
PMV Pharmaceuticals, Inc.	4,485,362	63,916,408	60,082,409	94,906,639	(44,136,353)	—*	—	—*	—
Praxis Precision Medicines, Inc.	4,299,061	10,532,699	6,135,009	17,654,547	(9,357,660)	—*	—	—*	—
Protagonist Therapeutics, Inc.	5,877,088	46,487,766	64,655,850	120,380,258	(34,551,899)	—*	—	—*	—
Rhythm Pharmaceuticals, Inc.	—	—	161,355,282	103,420,780	3,614,516	—*	—	—*	—
Rigel Pharmaceuticals, Inc.	20,357,540	23,004,020	12,244,017	37,133,827	(7,015,198)	—*	—	—*	—
Sorrento Therapeutics, Inc.	32,103,984	64,529,008	85,220,535	141,235,910	(67,196,871)	—*	—	—*	58,050
SpringWorks Therapeutics, Inc.	3,275,904	80,652,756	126,713,716	160,751,721	(28,787,957)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	3,542,794	3,542,440	306,416,596	305,656,197	1,766	(339)	4,303,835	4,304,266	174,379
State Street Navigator Securities Lending Portfolio II	592,952,060	592,952,060	2,351,440,057	2,452,162,901	—	—	492,229,216	492,229,216	3,158,718
TG Therapeutics, Inc.	11,433,734	48,593,369	119,285,397	190,115,859	(37,546,295)	—*	—	—*	—
Twist Bioscience Corp.	2,673,732	93,473,671	174,116,718	158,312,661	(44,773,172)	(4,599,874)	3,972,459	59,904,682	—
Vaxart, Inc.	10,049,025	35,171,588	33,305,547	40,166,027	(53,216,382)	—*	—	—*	—
Veracyte, Inc.	3,731,943	74,265,666	136,643,587	167,678,163	(15,964,881)	—*	—	—*	—
Verve Therapeutics, Inc	—	—	176,308,692	90,191,133	(12,692,323)	—*	—	—*	—
Viking Therapeutics, Inc.	—	—	62,427,330	3,561,882	74,054	23,962,546	4,979,102	82,902,048	—
Total		$2,662,696,422	$7,208,401,230	$7,388,920,291	$(735,815,569)	$(191,278,665)		$1,393,106,633	$3,391,147
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2023.
*	As of March 31, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 45.4%
Affiliated Managers Group, Inc.	12,588	$1,792,783
Ameriprise Financial, Inc.	6,027	1,847,275
Ares Management Corp. Class A	24,365	2,033,016
Artisan Partners Asset Management, Inc. Class A	60,147	1,923,501
AssetMark Financial Holdings, Inc. (a)	13,867	436,117
Avantax, Inc. (a)	74,510	1,961,103
Bank of New York Mellon Corp.	38,324	1,741,443
BlackRock, Inc.	2,858	1,912,345
Blackstone, Inc.	22,640	1,988,698
Blue Owl Capital, Inc. (b)	170,574	1,889,960
Bridge Investment Group Holdings, Inc. Class A	29,391	333,000
Brightsphere Investment Group, Inc.	27,905	658,000
Carlyle Group, Inc.	59,977	1,862,886
Cohen & Steers, Inc.	25,373	1,622,857
Diamond Hill Investment Group, Inc.	2,385	392,523
Federated Hermes, Inc.	46,839	1,880,117
Focus Financial Partners, Inc. Class A (a)	35,401	1,836,250
Franklin Resources, Inc.	65,869	1,774,511
Hamilton Lane, Inc. Class A	27,683	2,047,988
Invesco Ltd.	110,638	1,814,463
Janus Henderson Group PLC	71,186	1,896,395
KKR & Co., Inc.	36,041	1,892,873
Northern Trust Corp.	21,390	1,885,101
P10, Inc. Class A (b)	30,818	311,570
SEI Investments Co.	32,132	1,849,197
State Street Corp. (c)	22,676	1,716,346
StepStone Group, Inc. Class A	68,453	1,661,354
T Rowe Price Group, Inc.	17,310	1,954,299
TPG, Inc. (b)	62,875	1,844,124
Victory Capital Holdings, Inc. Class A	52,784	1,544,988
Virtus Investment Partners, Inc.	9,974	1,898,950
WisdomTree, Inc. (b)	119,776	701,887
		50,905,920
FINANCIAL EXCHANGES & DATA — 23.9%
Cboe Global Markets, Inc.	15,296	2,053,335
CME Group, Inc.	10,360	1,984,147
Coinbase Global, Inc. Class A (a)	33,956	2,294,407
Donnelley Financial Solutions, Inc. (a)	38,325	1,565,960
FactSet Research Systems, Inc.	4,587	1,904,018
Intercontinental Exchange, Inc.	19,003	1,981,823
MarketAxess Holdings, Inc.	5,234	2,048,012
Moody's Corp.	6,366	1,948,123
Morningstar, Inc.	9,509	1,930,612
MSCI, Inc.	3,475	1,944,923
Security Description	Shares	Value
Nasdaq, Inc.	34,497	$1,885,951
Open Lending Corp. Class A (a)	175,582	1,236,097
S&P Global, Inc.	5,558	1,916,232
Tradeweb Markets, Inc. Class A	26,508	2,094,662
		26,788,302
INVESTMENT BANKING & BROKERAGE — 30.4%
B Riley Financial, Inc. (b)	56,540	1,605,171
BGC Partners, Inc. Class A	224,872	1,176,081
Charles Schwab Corp.	30,935	1,620,375
Evercore, Inc. Class A	15,300	1,765,314
Goldman Sachs Group, Inc.	5,539	1,811,862
Houlihan Lokey, Inc.	20,691	1,810,256
Interactive Brokers Group, Inc. Class A	22,598	1,865,691
Jefferies Financial Group, Inc.	54,953	1,744,208
Lazard Ltd. Class A	52,935	1,752,678
LPL Financial Holdings, Inc.	7,838	1,586,411
Moelis & Co. Class A	46,500	1,787,460
Morgan Stanley	20,203	1,773,823
Perella Weinberg Partners	61,033	555,400
Piper Sandler Cos.	14,093	1,953,431
PJT Partners, Inc. Class A	24,592	1,775,297
Raymond James Financial, Inc.	19,086	1,780,151
Robinhood Markets, Inc. Class A (a)	201,420	1,955,788
Stifel Financial Corp.	31,116	1,838,644
StoneX Group, Inc. (a)	18,575	1,923,070
Virtu Financial, Inc. Class A	109,401	2,067,679
		34,148,790
TOTAL COMMON STOCKS (Cost $124,341,460)		111,843,012
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	322,857	322,890
State Street Navigator Securities Lending Portfolio II (c) (f)	2,862,076	2,862,076
TOTAL SHORT-TERM INVESTMENTS (Cost $3,184,994)		3,184,966
TOTAL INVESTMENTS — 102.5% (Cost $127,526,454)		115,027,978
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(2,820,129)
NET ASSETS — 100.0%		$112,207,849

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$111,843,012	$—	$—	$111,843,012
Short-Term Investments	3,184,966	—	—	3,184,966
TOTAL INVESTMENTS	$115,027,978	$—	$—	$115,027,978

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	23,444	$1,445,323	$723,299	$802,389	$(118,760)	$468,873	22,676	$1,716,346	$46,941
State Street Institutional Liquid Reserves Fund, Premier Class	164,042	164,025	5,512,267	5,353,217	(162)	(23)	322,857	322,890	6,503
State Street Navigator Securities Lending Portfolio II	2,984,921	2,984,921	37,708,663	37,831,508	—	—	2,862,076	2,862,076	24,115
Total		$4,594,269	$43,944,229	$43,987,114	$(118,922)	$468,850		$4,901,312	$77,559
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	713,820	$162,900,862
L3Harris Technologies, Inc.	914,232	179,408,888
Lockheed Martin Corp.	454,300	214,761,239
		557,070,989
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc. (a)	2,225,034	221,101,629
Expeditors International of Washington, Inc.	984,542	108,417,765
		329,519,394
BANKS — 5.3%
Bank OZK (a) (b)	6,197,043	211,938,871
Commerce Bancshares, Inc. (a)	1,858,467	108,441,549
Community Bank System, Inc. (a)	2,670,504	140,174,755
Cullen/Frost Bankers, Inc.	1,579,317	166,365,253
Prosperity Bancshares, Inc.	3,439,037	211,569,556
UMB Financial Corp.	1,764,133	101,825,757
United Bankshares, Inc. (a) (b)	7,505,921	264,208,419
		1,204,524,160
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	1,541,665	99,082,810
Coca-Cola Co.	3,780,476	234,502,926
PepsiCo, Inc.	1,234,168	224,988,826
		558,574,562
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,052,027	327,031,543
BUILDING PRODUCTS — 1.3%
A O Smith Corp.	2,858,774	197,684,222
Carlisle Cos., Inc.	438,262	99,077,890
		296,762,112
CAPITAL MARKETS — 4.2%
FactSet Research Systems, Inc.	174,893	72,596,335
Franklin Resources, Inc. (a)	12,574,093	338,746,065
S&P Global, Inc.	228,388	78,741,331
SEI Investments Co.	1,950,476	112,249,894
T Rowe Price Group, Inc.	3,099,435	349,926,212
		952,259,837
CHEMICALS — 5.5%
Air Products & Chemicals, Inc.	555,070	159,421,655
Albemarle Corp.	227,812	50,355,564
Ecolab, Inc.	784,106	129,793,066
HB Fuller Co.	1,287,860	88,154,017
International Flavors & Fragrances, Inc.	2,306,772	212,130,753
Linde PLC	361,236	128,397,724
PPG Industries, Inc.	1,245,914	166,429,192
RPM International, Inc.	1,625,596	141,816,995
Sherwin-Williams Co.	335,489	75,407,863
Security Description	Shares	Value
Stepan Co.	889,836	$91,679,803
		1,243,586,632
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc. (b)	3,626,875	162,991,762
Brady Corp. Class A	2,189,495	117,641,566
Cintas Corp.	191,384	88,549,549
MSA Safety, Inc.	807,427	107,791,505
		476,974,382
CONSTRUCTION & ENGINEERING — 1.1%
MDU Resources Group, Inc.	7,879,503	240,167,251
CONSUMER FINANCE — 4.4%
Sysco Corp.	2,715,454	209,714,513
Target Corp.	1,466,237	242,852,834
Walgreens Boots Alliance, Inc.	11,843,350	409,543,043
Walmart, Inc.	913,865	134,749,394
		996,859,784
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Casey's General Stores, Inc.	245,371	53,113,007
CONTAINERS & PACKAGING — 3.2%
Amcor PLC	28,992,869	329,938,849
AptarGroup, Inc.	1,013,326	119,765,000
Sonoco Products Co.	4,457,529	271,909,269
		721,613,118
DISTRIBUTORS — 0.8%
Genuine Parts Co.	1,031,838	172,636,816
ELECTRIC UTILITIES — 3.2%
Eversource Energy	3,135,612	245,392,995
NextEra Energy, Inc.	2,005,159	154,557,656
Southern Co.	4,724,579	328,736,207
		728,686,858
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	2,002,026	174,456,546
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	598,316	72,886,855
FOOD PRODUCTS — 4.9%
Archer-Daniels-Midland Co.	1,662,122	132,404,638
Flowers Foods, Inc. (a)	9,534,082	261,329,188
Hormel Foods Corp.	4,479,617	178,647,126
J.M. Smucker Co.	1,423,961	224,088,742
Lancaster Colony Corp. (a)	744,109	150,964,834
McCormick & Co., Inc.	1,980,990	164,838,178
		1,112,272,706
GAS UTILITIES — 5.7%
Atmos Energy Corp.	1,902,582	213,774,113
National Fuel Gas Co. (a)	4,195,401	242,242,454
New Jersey Resources Corp. (a) (b)	5,310,370	282,511,684
ONE Gas, Inc. (a) (b)	3,427,790	271,583,802

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
UGI Corp.	8,140,218	$282,953,978
		1,293,066,031
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,366,084	138,329,666
Becton Dickinson & Co.	481,835	119,273,436
Medtronic PLC	3,583,462	288,898,706
		546,501,808
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	2,851,108	215,258,654
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	708,104	197,992,959
HOUSEHOLD DURABLES — 1.4%
Leggett & Platt, Inc. (a) (b)	10,186,878	324,757,671
HOUSEHOLD PRODUCTS — 4.9%
Church & Dwight Co., Inc.	1,302,724	115,173,829
Clorox Co.	1,973,866	312,344,556
Colgate-Palmolive Co.	2,599,495	195,352,049
Kimberly-Clark Corp.	2,100,440	281,921,057
Procter & Gamble Co.	1,406,179	209,084,755
		1,113,876,246
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	3,575,474	375,818,072
INSURANCE — 4.7%
Aflac, Inc.	2,653,855	171,226,725
Brown & Brown, Inc.	1,137,838	65,334,658
Chubb Ltd.	545,265	105,879,558
Cincinnati Financial Corp.	2,113,885	236,924,231
Old Republic International Corp.	12,964,682	323,728,109
RenaissanceRe Holdings Ltd.	345,307	69,178,804
RLI Corp. (a)	493,320	65,567,161
W R Berkley Corp.	644,330	40,115,986
		1,077,955,232
IT SERVICES — 1.6%
International Business Machines Corp.	2,739,090	359,067,308
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris, Inc. (a)	1,980,158	219,064,880
LIFE SCIENCES TOOLS & SERVICES — 0.2%
West Pharmaceutical Services, Inc.	103,390	35,821,533
MACHINERY — 6.9%
Caterpillar, Inc.	643,460	147,249,387
Donaldson Co., Inc.	2,118,474	138,421,091
Dover Corp.	861,794	130,940,980
Franklin Electric Co., Inc.	931,434	87,647,939
Graco, Inc.	1,720,318	125,600,417
Illinois Tool Works, Inc.	858,000	208,880,100
Lincoln Electric Holdings, Inc. (a)	926,239	156,627,015
Nordson Corp.	373,192	82,945,654
Pentair PLC	3,212,762	177,569,356
Security Description	Shares	Value
Stanley Black & Decker, Inc.	4,021,802	$324,076,805
		1,579,958,744
MEDIA — 0.5%
John Wiley & Sons, Inc. Class A (a) (b)	2,833,250	109,845,103
METALS & MINING — 1.0%
Nucor Corp.	831,324	128,414,619
Royal Gold, Inc. (a)	858,013	111,292,866
		239,707,485
MULTI-UTILITIES — 3.7%
Avista Corp. (a) (b)	7,308,753	310,256,565
Black Hills Corp. (b)	4,166,096	262,880,657
Consolidated Edison, Inc.	2,916,525	279,023,947
		852,161,169
OIL, GAS & CONSUMABLE FUELS — 2.2%
Chevron Corp.	1,447,811	236,224,843
Exxon Mobil Corp.	2,398,913	263,064,799
		499,289,642
PERSONAL CARE PRODUCTS — 1.2%
Nu Skin Enterprises, Inc. Class A (a) (b)	6,902,715	271,345,727
PHARMACEUTICALS — 0.9%
Johnson & Johnson	1,257,698	194,943,190
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	724,126	161,212,171
RESIDENTIAL REITs — 1.4%
Essex Property Trust, Inc. REIT	1,571,768	328,719,560
RETAIL REITs — 4.6%
Federal Realty Investment Trust REIT	3,207,548	317,001,969
National Retail Properties, Inc. REIT (b)	8,434,138	372,367,193
Realty Income Corp. REIT	5,796,548	367,037,419
		1,056,406,581
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Microchip Technology, Inc.	2,040,610	170,962,306
SOFTWARE — 0.2%
Roper Technologies, Inc.	117,193	51,645,783
SPECIALTY RETAIL — 0.7%
Lowe's Cos., Inc.	844,958	168,966,251
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	758,151	92,979,639
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	4,372,632	235,859,770
W.W. Grainger, Inc.	179,258	123,474,703
		359,334,473
WATER UTILITIES — 2.6%
American States Water Co. (a)	1,477,049	131,294,886
California Water Service Group	2,188,184	127,352,309

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Essential Utilities, Inc.	4,246,479	$185,358,808
SJW Group (a) (b)	1,868,954	142,283,468
		586,289,471
TOTAL COMMON STOCKS (Cost $22,288,359,397)		22,701,944,241
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	50,389,809	50,394,848
State Street Navigator Securities Lending Portfolio II (e) (f)	469,220,158	469,220,158
TOTAL SHORT-TERM INVESTMENTS (Cost $519,619,829)		519,615,006
TOTAL INVESTMENTS — 101.8% (Cost $22,807,979,226)		23,221,559,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(419,524,552)
NET ASSETS — 100.0%		$22,802,034,695

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	272	06/16/2023	$54,155,408	$56,273,400	$2,117,992

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,701,944,241	$—	$—	$22,701,944,241
Short-Term Investments	519,615,006	—	—	519,615,006
TOTAL INVESTMENTS	$23,221,559,247	$—	$—	$23,221,559,247
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$2,117,992	$—	$—	$2,117,992
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$23,223,677,239	$—	$—	$23,223,677,239
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
ABM Industries, Inc.	2,773,729	$120,435,313	$59,237,262	$21,323,145	$693,248	$3,949,084	3,626,875	$162,991,762	$1,945,177
Avista Corp	—	—	297,301,629	5,666,844	231,058	18,390,722	7,308,753	310,256,565	3,324,075
Bank OZK	6,046,700	226,932,651	93,582,093	88,299,370	20,528,768	(40,805,271)	6,197,043	211,938,871	6,055,527
Black Hills Corp.	3,432,967	249,817,009	106,737,259	59,173,087	2,594,616	(37,095,140)	4,166,096	262,880,657	7,202,062
Brady Corp.	2,748,354	129,832,243	48,910,894	76,692,090	851,498	—*	—	—*	1,907,173
Embecta Corp.	89,691	2,270,976	149,483,397	131,283,725	(20,807,753)	—*	—	—*	689,304
John Wiley & Sons, Inc.	2,180,871	104,158,399	64,967,618	34,684,503	(671,597)	(23,924,814)	2,833,250	109,845,103	2,799,248
Leggett & Platt, Inc.	11,706,610	404,814,574	138,683,188	205,399,591	(3,568,339)	(9,772,161)	10,186,878	324,757,671	14,567,872
MDU Resources Group, Inc.	10,517,517	283,867,784	95,352,687	172,329,542	9,838,430	—*	—	—*	6,135,139
Middlesex Water Co.	1,027,000	90,047,360	31,568,635	117,678,358	(15,974,000)	—*	—	—*	632,900
National Retail Properties, Inc.	8,835,419	379,923,017	174,526,043	203,021,600	31,689,071	(10,749,338)	8,434,138	372,367,193	16,218,675
New Jersey Resources Corp.	5,553,470	247,296,019	107,283,779	114,234,549	10,718,177	31,448,258	5,310,370	282,511,684	6,019,710
Nu Skin Enterprises, Inc.	6,229,311	269,729,166	169,370,849	131,442,268	(27,446,899)	(8,865,121)	6,902,715	271,345,727	6,806,245
ONE Gas, Inc	—	—	287,420,277	5,130,446	(43,869)	(10,662,160)	3,427,790	271,583,802	2,204,102
SJWGroup	—	—	147,345,929	2,707,309	29,051	(2,384,203)	1,868,954	142,283,468	706,042
South Jersey Industries, Inc.	9,148,665	312,335,423	96,680,912	424,620,696	91,107,188	—*	—	—*	7,783,880
State Street Institutional Liquid Reserves Fund, Premier Class	17,176,483	17,174,765	679,697,412	646,471,890	(897)	(4,542)	50,389,809	50,394,848	1,345,195
State Street Navigator Securities Lending Portfolio II	290,219,370	290,219,370	3,172,949,804	2,993,949,016	—	—	469,220,158	469,220,158	1,649,333
Telephone & Data Systems, Inc.	10,411,355	164,395,296	90,906,065	235,771,851	(70,445,208)	—*	—	—*	4,335,787
United Bankshares, Inc.	8,362,251	293,264,143	110,420,795	148,600,370	25,116,430	(15,992,579)	7,505,921	264,208,419	8,133,024
Total		$3,586,513,508	$6,122,426,527	$5,818,480,250	$54,438,973	$(106,467,265)		$3,506,585,928	$100,460,470
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2023.
*	As of March 31, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.6%
Abbott Laboratories	66,736	$6,757,687
Alphatec Holdings, Inc. (a) (b)	452,474	7,058,594
AngioDynamics, Inc. (a)	290,362	3,002,343
Artivion, Inc. (a)	133,900	1,754,090
AtriCure, Inc. (a)	180,381	7,476,792
Axogen, Inc. (a)	232,802	2,199,979
Axonics, Inc. (a)	123,015	6,711,698
Baxter International, Inc.	170,180	6,902,501
Becton Dickinson & Co.	28,169	6,972,954
Boston Scientific Corp. (a)	139,205	6,964,426
Butterfly Network, Inc. (a) (b)	2,138,113	4,019,652
Cardiovascular Systems, Inc. (a)	157,173	3,121,456
CONMED Corp.	71,609	7,437,311
Cutera, Inc. (a) (b)	221,816	5,239,294
Dexcom, Inc. (a)	60,041	6,975,563
Edwards Lifesciences Corp. (a)	87,036	7,200,488
Enovis Corp. (a)	120,160	6,427,358
Envista Holdings Corp. (a)	172,829	7,065,250
GE HealthCare Technologies, Inc. (a)	86,310	7,080,009
Glaukos Corp. (a)	142,654	7,146,965
Globus Medical, Inc. Class A (a)	118,703	6,723,338
Heska Corp. (a)	78,625	7,675,373
Hologic, Inc. (a)	83,303	6,722,552
IDEXX Laboratories, Inc. (a)	14,222	7,112,138
Inari Medical, Inc. (a) (b)	114,335	7,059,043
Inogen, Inc. (a)	234,643	2,928,345
Inspire Medical Systems, Inc. (a)	28,242	6,610,605
Insulet Corp. (a)	23,081	7,361,916
Integer Holdings Corp. (a)	88,464	6,855,960
Integra LifeSciences Holdings Corp. (a)	122,386	7,026,180
Intuitive Surgical, Inc. (a)	28,792	7,355,492
iRhythm Technologies, Inc. (a)	60,317	7,481,118
LeMaitre Vascular, Inc.	58,686	3,020,568
LivaNova PLC (a)	157,051	6,844,283
Masimo Corp. (a)	37,424	6,906,225
Medtronic PLC	84,333	6,798,926
Mesa Laboratories, Inc. (b)	39,666	6,930,840
Nevro Corp. (a)	214,324	7,747,813
Novocure Ltd. (a) (b)	97,729	5,877,422
NuVasive, Inc. (a)	161,560	6,674,044
Omnicell, Inc. (a)	125,615	7,369,832
Orthofix Medical, Inc. (a)	265,462	4,446,489
Outset Medical, Inc. (a)	315,629	5,807,574
Paragon 28, Inc. (a)	240,524	4,105,745
Penumbra, Inc. (a) (b)	26,292	7,327,318
PROCEPT BioRobotics Corp. (a)	210,625	5,981,750
QuidelOrtho Corp. (a)	77,715	6,923,629
Security Description	Shares	Value
ResMed, Inc.	31,433	$6,883,513
Senseonics Holdings, Inc. (a) (b)	2,523,330	1,791,564
Shockwave Medical, Inc. (a)	35,482	7,693,562
SI-BONE, Inc. (a)	110,629	2,176,072
STERIS PLC	36,450	6,972,156
Stryker Corp.	24,444	6,978,029
Surmodics, Inc. (a)	73,616	1,676,972
Tandem Diabetes Care, Inc. (a)	171,950	6,982,890
Teleflex, Inc.	29,035	7,354,856
TransMedics Group, Inc. (a)	90,466	6,850,990
Treace Medical Concepts, Inc. (a)	216,847	5,462,376
Varex Imaging Corp. (a)	239,723	4,360,561
ViewRay, Inc. (a)	779,646	2,697,575
Zimmer Biomet Holdings, Inc.	52,378	6,767,238
		365,837,282
HEALTH CARE SUPPLIES — 23.3%
Align Technology, Inc. (a)	20,692	6,914,025
Atrion Corp.	3,089	1,939,614
Avanos Medical, Inc. (a)	182,170	5,417,736
Cerus Corp. (a) (b)	1,305,264	3,876,634
Cooper Cos., Inc.	19,919	7,436,958
DENTSPLY SIRONA, Inc.	175,209	6,882,209
Embecta Corp.	213,757	6,010,847
Figs, Inc. Class A (a) (b)	1,096,683	6,788,468
Haemonetics Corp. (a)	85,873	7,105,991
ICU Medical, Inc. (a) (b)	42,251	6,969,725
Lantheus Holdings, Inc. (a)	90,804	7,496,778
Merit Medical Systems, Inc. (a)	96,474	7,134,252
Neogen Corp. (a)	373,579	6,918,683
OraSure Technologies, Inc. (a)	301,695	1,825,255
OrthoPediatrics Corp. (a)	108,606	4,810,160
Pulmonx Corp. (a) (b)	280,810	3,139,456
Silk Road Medical, Inc. (a)	151,358	5,922,638
STAAR Surgical Co. (a)	114,260	7,306,927
UFP Technologies, Inc. (a)	58,205	7,557,337
		111,453,693
TOTAL COMMON STOCKS (Cost $516,336,376)		477,290,975
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	323,258	323,291

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	22,068,703	$22,068,703
TOTAL SHORT-TERM INVESTMENTS (Cost $22,392,042)		22,391,994
TOTAL INVESTMENTS — 104.6% (Cost $538,728,418)		499,682,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(22,026,362)
NET ASSETS — 100.0%		$477,656,607

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$477,290,975	$—	$—	$477,290,975
Short-Term Investments	22,391,994	—	—	22,391,994
TOTAL INVESTMENTS	$499,682,969	$—	$—	$499,682,969

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,355,432	$8,354,597	$31,089,398	$39,123,218	$1,748	$766	323,258	$323,291	$12,725
State Street Navigator Securities Lending Portfolio II	13,512,232	13,512,232	174,492,332	165,935,861	—	—	22,068,703	22,068,703	210,680
Total		$21,866,829	$205,581,730	$205,059,079	$1,748	$766		$22,391,994	$223,405
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 51.9%
23andMe Holding Co. Class A (a)	544,337	$1,241,088
Accolade, Inc. (a)	113,230	1,628,247
Addus HomeCare Corp. (a)	16,258	1,735,704
Agiliti, Inc. (a) (b)	65,754	1,050,749
agilon health, Inc. (a) (b)	80,996	1,923,655
Amedisys, Inc. (a)	22,407	1,648,035
AMN Healthcare Services, Inc. (a)	21,128	1,752,779
Apollo Medical Holdings, Inc. (a)	33,408	1,218,390
Castle Biosciences, Inc. (a)	38,689	879,014
Chemed Corp.	3,674	1,975,693
Cigna Group	6,711	1,714,862
CorVel Corp. (a)	10,528	2,003,268
Cross Country Healthcare, Inc. (a)	75,446	1,683,955
CVS Health Corp.	23,994	1,782,994
DaVita, Inc. (a)	24,772	2,009,257
DocGo, Inc. (a) (b)	121,635	1,052,143
Enhabit, Inc. (a)	103,190	1,435,373
Fulgent Genetics, Inc. (a) (b)	47,439	1,481,045
Guardant Health, Inc. (a)	73,968	1,733,810
Hims & Hers Health, Inc. (a)	206,237	2,045,871
Invitae Corp. (a) (b)	1,312,016	1,771,222
Laboratory Corp. of America Holdings	8,311	1,906,710
LifeStance Health Group, Inc. (a) (b)	72,657	539,841
ModivCare, Inc. (a)	22,063	1,855,057
National Research Corp.	6,898	300,132
NeoGenomics, Inc. (a)	110,313	1,920,549
Oak Street Health, Inc. (a) (b)	52,810	2,042,691
OPKO Health, Inc. (a) (b)	527,560	770,238
Option Care Health, Inc. (a)	60,396	1,918,781
Pediatrix Medical Group, Inc. (a)	125,979	1,878,347
Premier, Inc. Class A	59,445	1,924,235
Privia Health Group, Inc. (a)	71,675	1,978,947
Quest Diagnostics, Inc.	13,774	1,948,745
R1 RCM, Inc. (a) (b)	138,885	2,083,275
RadNet, Inc. (a)	31,306	783,589
		55,618,291
HEALTH CARE DISTRIBUTORS — 12.5%
AdaptHealth Corp. (a)	134,054	1,666,291
AmerisourceBergen Corp.	12,366	1,979,921
Cardinal Health, Inc.	25,986	1,961,943
Henry Schein, Inc. (a)	24,013	1,958,020
McKesson Corp.	5,503	1,959,343
Owens & Minor, Inc. (a)	138,780	2,019,249
Patterson Cos., Inc.	70,021	1,874,462
		13,419,229
Security Description	Shares	Value
HEALTH CARE FACILITIES — 20.8%
Acadia Healthcare Co., Inc. (a)	26,819	$1,937,673
Brookdale Senior Living, Inc. (a)	375,873	1,108,825
Cano Health, Inc. (a) (b)	1,390,934	1,265,750
Community Health Systems, Inc. (a)	351,700	1,723,330
Encompass Health Corp.	34,656	1,874,890
Ensign Group, Inc.	21,120	2,017,805
HCA Healthcare, Inc.	7,502	1,978,127
National HealthCare Corp.	9,808	569,550
Select Medical Holdings Corp.	73,968	1,912,073
Surgery Partners, Inc. (a)	61,074	2,105,221
Tenet Healthcare Corp. (a)	35,183	2,090,574
U.S. Physical Therapy, Inc.	17,540	1,717,341
Universal Health Services, Inc. Class B	15,720	1,998,012
		22,299,171
MANAGED HEALTH CARE — 14.7%
Alignment Healthcare, Inc. (a)	249,430	1,586,375
Centene Corp. (a)	28,417	1,796,238
Clover Health Investments Corp. (a) (b)	1,410,968	1,192,409
Elevance Health, Inc.	4,070	1,871,427
HealthEquity, Inc. (a)	29,993	1,760,889
Humana, Inc.	3,857	1,872,419
Molina Healthcare, Inc. (a)	7,078	1,893,294
Progyny, Inc. (a)	60,574	1,945,637
UnitedHealth Group, Inc.	4,019	1,899,339
		15,818,027
TOTAL COMMON STOCKS (Cost $122,182,958)		107,154,718
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	1	1
State Street Navigator Securities Lending Portfolio II (e) (f)	6,683,551	6,683,551
TOTAL SHORT-TERM INVESTMENTS (Cost $6,683,552)		6,683,552
TOTAL INVESTMENTS — 106.2% (Cost $128,866,510)		113,838,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(6,607,365)
NET ASSETS — 100.0%		$107,230,905

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$107,154,718	$—	$—	$107,154,718
Short-Term Investments	6,683,552	—	—	6,683,552
TOTAL INVESTMENTS	$113,838,270	$—	$—	$113,838,270

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,413,986	$1,413,845	$5,159,605	$6,573,506	$57	$—	1	$1	$8,209
State Street Navigator Securities Lending Portfolio II	7,377,998	7,377,998	59,677,455	60,371,902	—	—	6,683,551	6,683,551	36,836
Total		$8,791,843	$64,837,060	$66,945,408	$57	$—		$6,683,552	$45,045
See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 45.1%
A O Smith Corp.	447,082	$30,915,720
Advanced Drainage Systems, Inc. (a)	324,103	27,292,714
Allegion PLC	267,405	28,540,136
Builders FirstSource, Inc. (b)	452,217	40,147,825
Carlisle Cos., Inc.	143,138	32,359,208
Carrier Global Corp.	808,914	37,007,815
Fortune Brands Innovations, Inc.	557,189	32,723,710
Johnson Controls International PLC	600,666	36,172,106
Lennox International, Inc.	128,558	32,304,054
Masco Corp.	728,197	36,205,955
Owens Corning	391,745	37,529,171
Trane Technologies PLC	198,322	36,487,282
Trex Co., Inc. (b)	449,034	21,854,485
		429,540,181
HOME FURNISHINGS — 3.2%
Tempur Sealy International, Inc.	759,795	30,004,305
HOME IMPROVEMENT RETAIL — 12.3%
Floor & Decor Holdings, Inc. Class A (a) (b)	425,514	41,793,985
Home Depot, Inc.	128,939	38,052,478
Lowe's Cos., Inc.	187,747	37,543,767
		117,390,230
HOMEBUILDING — 31.5%
Cavco Industries, Inc. (b)	27,996	8,895,449
Century Communities, Inc.	126,041	8,056,541
DR Horton, Inc.	392,282	38,322,029
Green Brick Partners, Inc. (a) (b)	106,775	3,743,531
Installed Building Products, Inc.	85,422	9,740,671
Lennar Corp. Class A	379,071	39,844,153
LGI Homes, Inc. (b)	105,164	11,991,851
M/I Homes, Inc. (b)	93,146	5,876,581
MDC Holdings, Inc.	198,787	7,726,851
NVR, Inc. (b)	7,048	39,272,795
PulteGroup, Inc.	690,461	40,240,067
Skyline Champion Corp. (b)	140,241	10,550,330
Taylor Morrison Home Corp. (b)	350,855	13,423,712
Security Description	Shares	Value
Toll Brothers, Inc.	581,505	$34,907,745
TopBuild Corp. (b)	103,693	21,582,661
Tri Pointe Homes, Inc. (b)	222,938	5,644,790
		299,819,757
HOMEFURNISHING RETAIL — 3.9%
Williams-Sonoma, Inc.	306,142	37,245,236
HOUSEHOLD APPLIANCES — 3.9%
Whirlpool Corp.	280,955	37,091,679
TOTAL COMMON STOCKS (Cost $1,106,517,246)		951,091,388
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	55,041	55,047
State Street Navigator Securities Lending Portfolio II (e) (f)	12,225,330	12,225,330
TOTAL SHORT-TERM INVESTMENTS (Cost $12,280,382)		12,280,377
TOTAL INVESTMENTS — 101.2% (Cost $1,118,797,628)		963,371,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(11,529,594)
NET ASSETS — 100.0%		$951,842,171

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$951,091,388	$—	$—	$951,091,388
Short-Term Investments	12,280,377	—	—	12,280,377
TOTAL INVESTMENTS	$963,371,765	$—	$—	$963,371,765

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	460,332	$460,287	$17,886,322	$18,291,628	$64	$2	55,041	$55,047	$18,181
State Street Navigator Securities Lending Portfolio II	24,781,739	24,781,739	458,068,870	470,625,279	—	—	12,225,330	12,225,330	57,086
Total		$25,242,026	$475,955,192	$488,916,907	$64	$2		$12,280,377	$75,267
See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.7%
Aon PLC Class A	33,332	$10,509,246
Arthur J Gallagher & Co.	53,665	10,266,651
Brown & Brown, Inc.	178,587	10,254,466
Marsh & McLennan Cos., Inc.	62,390	10,391,054
Ryan Specialty Holdings, Inc. (a) (b)	266,805	10,736,233
Willis Towers Watson PLC	42,475	9,870,341
		62,027,991
LIFE & HEALTH INSURANCE — 25.3%
Aflac, Inc.	153,005	9,871,882
American Equity Investment Life Holding Co.	261,345	9,536,479
Brighthouse Financial, Inc. (a)	181,915	8,024,271
CNO Financial Group, Inc.	347,093	7,701,994
Genworth Financial, Inc. Class A (a)	1,340,430	6,728,959
Globe Life, Inc.	85,962	9,457,539
Lincoln National Corp.	382,264	8,589,472
MetLife, Inc.	157,059	9,099,998
Primerica, Inc.	49,782	8,574,452
Principal Financial Group, Inc.	127,363	9,465,618
Prudential Financial, Inc.	110,805	9,168,006
Trupanion, Inc. (a) (b)	191,672	8,220,812
Unum Group	242,681	9,600,460
		114,039,942
MULTI-LINE INSURANCE — 6.5%
American International Group, Inc.	184,542	9,293,535
Assurant, Inc.	84,009	10,086,961
Hartford Financial Services Group, Inc.	139,717	9,736,878
		29,117,374
PROPERTY & CASUALTY INSURANCE — 46.6%
Allstate Corp.	82,981	9,195,125
American Financial Group, Inc.	80,151	9,738,347
Arch Capital Group Ltd. (a)	147,246	9,993,586
Assured Guaranty Ltd.	128,816	6,475,580
Axis Capital Holdings Ltd.	173,937	9,483,045
Chubb Ltd.	49,437	9,599,677
Cincinnati Financial Corp.	87,129	9,765,418
Erie Indemnity Co. Class A	43,194	10,006,322
Fidelity National Financial, Inc.	277,612	9,696,987
First American Financial Corp.	185,090	10,302,109
Hanover Insurance Group, Inc.	63,970	8,220,145
Kemper Corp.	157,490	8,608,403
Kinsale Capital Group, Inc.	33,301	9,995,295
Security Description	Shares	Value
Loews Corp.	170,830	$9,911,557
Markel Corp. (a)	7,770	9,925,476
Old Republic International Corp.	404,621	10,103,386
Palomar Holdings, Inc. (a)	71,523	3,948,070
Progressive Corp.	69,655	9,964,844
RLI Corp.	73,931	9,826,169
Selective Insurance Group, Inc.	103,496	9,866,274
Travelers Cos., Inc.	55,766	9,558,850
W R Berkley Corp.	156,351	9,734,413
White Mountains Insurance Group Ltd.	4,601	6,337,832
		210,256,910
REINSURANCE — 7.8%
Enstar Group Ltd. (a) (b)	23,093	5,352,726
Everest Re Group Ltd.	27,450	9,827,649
Reinsurance Group of America, Inc.	73,255	9,725,334
RenaissanceRe Holdings Ltd.	50,421	10,101,343
		35,007,052
TOTAL COMMON STOCKS (Cost $510,743,589)		450,449,269
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	775,357	775,434
State Street Navigator Securities Lending Portfolio II (e) (f)	9,874,119	9,874,119
TOTAL SHORT-TERM INVESTMENTS (Cost $10,649,581)		10,649,553
TOTAL INVESTMENTS — 102.2% (Cost $521,393,170)		461,098,822
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(10,106,072)
NET ASSETS — 100.0%		$450,992,750

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$450,449,269	$—	$—	$450,449,269
Short-Term Investments	10,649,553	—	—	10,649,553
TOTAL INVESTMENTS	$461,098,822	$—	$—	$461,098,822

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	965,614	$965,518	$14,826,365	$15,016,406	$(32)	$(11)	775,357	$775,434	$15,998
State Street Navigator Securities Lending Portfolio II	10,706,454	10,706,454	80,610,406	81,442,741	—	—	9,874,119	9,874,119	33,462
Total		$11,671,972	$95,436,771	$96,459,147	$(32)	$(11)		$10,649,553	$49,460
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTERACTIVE MEDIA & SERVICES — 57.2%
Alphabet, Inc. Class C (a)	8,241	$857,064
Bumble, Inc. Class A (a)	38,420	751,111
Cargurus, Inc. (a)	44,015	822,200
Cars.com, Inc. (a)	11,468	221,332
Eventbrite, Inc. Class A (a) (b)	33,154	284,461
fuboTV, Inc. (a) (b)	548,759	663,998
IAC, Inc. (a)	15,299	789,429
Match Group, Inc. (a)	21,132	811,258
Meta Platforms, Inc. Class A (a)	4,178	885,485
Pinterest, Inc. Class A (a)	31,029	846,161
QuinStreet, Inc. (a)	10,087	160,081
Shutterstock, Inc.	10,689	776,021
Snap, Inc. Class A (a)	72,530	813,061
TripAdvisor, Inc. (a)	38,338	761,393
Vimeo, Inc. (a)	78,097	299,112
Yelp, Inc. (a)	26,121	801,915
Ziff Davis, Inc. (a)	10,161	793,066
ZipRecruiter, Inc. Class A (a) (b)	35,677	568,691
ZoomInfo Technologies, Inc. (a)	34,324	848,146
		12,753,985
INTERNET SERVICES & INFRASTRUCTURE — 42.7%
Akamai Technologies, Inc. (a)	10,422	816,043
BigCommerce Holdings, Inc. Class 1 (a)	48,272	431,552
Cloudflare, Inc. Class A (a)	14,225	877,113
DigitalOcean Holdings, Inc. (a) (b)	22,726	890,177
Fastly, Inc. Class A (a)	56,054	995,519
GoDaddy, Inc. Class A (a)	10,358	805,024
MongoDB, Inc. (a)	3,864	900,776
Okta, Inc. (a)	9,255	798,151
Snowflake, Inc. Class A (a)	5,705	880,224
Security Description	Shares	Value
Squarespace, Inc. Class A (a)	16,374	$520,202
Twilio, Inc. Class A (a)	11,652	776,373
VeriSign, Inc. (a)	3,922	828,836
		9,519,990
TOTAL COMMON STOCKS (Cost $29,192,522)		22,273,975
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	14,230	14,232
State Street Navigator Securities Lending Portfolio II (e) (f)	559,324	559,324
TOTAL SHORT-TERM INVESTMENTS (Cost $573,558)		573,556
TOTAL INVESTMENTS — 102.5% (Cost $29,766,080)		22,847,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(564,852)
NET ASSETS — 100.0%		$22,282,679

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,273,975	$—	$—	$22,273,975
Short-Term Investments	573,556	—	—	573,556
TOTAL INVESTMENTS	$22,847,531	$—	$—	$22,847,531
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,399	$10,398	$181,967	$178,143	$10	$—	14,230	$14,232	$445
State Street Navigator Securities Lending Portfolio II	2,539,837	2,539,837	15,770,971	17,751,484	—	—	559,324	559,324	11,538
Total		$2,550,235	$15,952,938	$17,929,627	$10	$—		$573,556	$11,983
See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 9.0%
Alcoa Corp.	2,145,296	$91,303,798
Arconic Corp. (a)	1,569,357	41,164,234
Century Aluminum Co. (a) (b)	4,514,311	45,143,110
Kaiser Aluminum Corp. (c)	310,827	23,197,019
		200,808,161
COAL & CONSUMABLE FUELS — 17.1%
Arch Resources, Inc.	635,549	83,549,271
CONSOL Energy, Inc. (c)	1,669,462	97,279,551
Enviva, Inc. (c)	1,595,194	46,069,203
Peabody Energy Corp. (a) (c)	3,748,738	95,967,693
Uranium Energy Corp. (a) (b) (c)	21,281,680	61,291,238
		384,156,956
COPPER — 4.6%
Freeport-McMoRan, Inc.	2,543,361	104,048,898
DIVERSIFIED METALS & MINING — 10.8%
Compass Minerals International, Inc.	1,076,710	36,920,386
Materion Corp. (c)	313,862	36,407,992
MP Materials Corp. (a) (c)	3,283,666	92,566,545
Piedmont Lithium, Inc. (a) (b) (c)	1,285,450	77,191,272
		243,086,195
GOLD — 12.7%
Coeur Mining, Inc. (a) (b)	15,515,148	61,905,441
Newmont Corp.	2,285,102	112,015,700
Royal Gold, Inc.	849,248	110,155,958
		284,077,099
SILVER — 5.3%
Hecla Mining Co. (c)	18,634,065	117,953,631
STEEL — 40.4%
Alpha Metallurgical Resources, Inc. (c)	579,328	90,375,168
ATI, Inc. (a)	2,463,705	97,217,799
Carpenter Technology Corp.	754,861	33,787,578
Cleveland-Cliffs, Inc. (a)	4,970,677	91,112,510
Commercial Metals Co.	2,010,908	98,333,401
Haynes International, Inc. (c)	190,343	9,534,281
Nucor Corp.	606,440	93,676,787
Olympic Steel, Inc.	204,063	10,654,129
Reliance Steel & Aluminum Co.	385,731	99,032,577
Ryerson Holding Corp.	424,472	15,442,291
Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	586,749	$18,247,894
Steel Dynamics, Inc.	799,944	90,441,669
SunCoke Energy, Inc.	2,026,158	18,194,899
TimkenSteel Corp. (a)	1,053,497	19,321,135
U.S. Steel Corp.	3,540,669	92,411,461
Worthington Industries, Inc.	419,051	27,091,647
		904,875,226
TOTAL COMMON STOCKS (Cost $2,448,137,404)		2,239,006,166
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	857,688	857,774
State Street Navigator Securities Lending Portfolio II (f) (g)	114,675,582	114,675,582
TOTAL SHORT-TERM INVESTMENTS (Cost $115,533,442)		115,533,356
TOTAL INVESTMENTS — 105.1% (Cost $2,563,670,846)		2,354,539,522
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(114,056,218)
NET ASSETS — 100.0%		$2,240,483,304

(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,239,006,166	$—	$—	$2,239,006,166
Short-Term Investments	115,533,356	—	—	115,533,356
TOTAL INVESTMENTS	$2,354,539,522	$—	$—	$2,354,539,522

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Century Aluminum Co.	8,762,356	$64,578,564	$68,687,917	$97,318,276	$(48,225,083)	$57,419,988	4,514,311	$45,143,110	$—
Coeur Mining, Inc.	15,162,062	46,092,668	84,475,253	80,312,692	(30,149,089)	41,799,301	15,515,148	61,905,441	—
Piedmont Lithium, Inc.	1,262,804	45,978,694	97,044,888	90,999,118	(672,163)	25,838,971	1,285,450	77,191,272	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,278,873	2,278,645	55,612,661	57,034,303	831	(60)	857,688	857,774	60,194
State Street Navigator Securities Lending Portfolio II	86,773,566	86,773,566	625,470,863	597,568,847	—	—	114,675,582	114,675,582	285,894
Uranium Energy Corp.	24,543,374	75,593,592	134,917,729	146,826,283	(6,719,559)	4,325,759	21,281,680	61,291,238	—
Total		$321,295,729	$1,066,209,311	$1,070,059,519	$(85,765,063)	$129,383,959		$361,064,417	$346,088
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 28.8%
Diamond Offshore Drilling, Inc. (a)	795,341	$9,575,906
Helmerich & Payne, Inc.	531,114	18,987,326
Nabors Industries Ltd. (a)	148,219	18,069,378
Noble Corp. PLC (a)	524,326	20,695,147
Patterson-UTI Energy, Inc.	1,590,113	18,604,322
Transocean Ltd. (a) (b)	3,130,353	19,909,045
Valaris Ltd. (a)	323,508	21,047,430
		126,888,554
OIL & GAS EQUIPMENT & SERVICES — 71.2%
Archrock, Inc.	632,270	6,177,278
Baker Hughes Co.	719,327	20,759,777
Bristow Group, Inc. (a)	80,456	1,802,214
Cactus, Inc. Class A	491,274	20,255,227
ChampionX Corp.	729,104	19,780,592
Core Laboratories NV (b)	269,829	5,949,729
DMC Global, Inc. (a)	117,176	2,574,357
Dril-Quip, Inc. (a)	225,053	6,456,771
Expro Group Holdings NV (a)	518,088	9,512,096
Halliburton Co.	605,532	19,159,033
Helix Energy Solutions Group, Inc. (a)	1,423,810	11,020,289
Liberty Energy, Inc.	1,455,162	18,640,625
NexTier Oilfield Solutions, Inc. (a) (b)	2,331,118	18,532,388
NOV, Inc.	1,035,854	19,173,658
Oceaneering International, Inc. (a)	879,480	15,505,232
Oil States International, Inc. (a)	449,728	3,746,234
ProFrac Holding Corp. Class A (a)	410,373	5,199,426
ProPetro Holding Corp. (a)	1,075,315	7,731,515
RPC, Inc.	1,127,168	8,667,922
Schlumberger NV	410,045	20,133,210
Select Energy Services, Inc. Class A	698,628	4,862,451
TechnipFMC PLC (a)	1,438,154	19,630,802
Security Description	Shares	Value
TETRA Technologies, Inc. (a)	799,922	$2,119,793
Tidewater, Inc. (a)	456,179	20,108,370
U.S. Silica Holdings, Inc. (a)	522,960	6,244,142
Weatherford International PLC (a)	349,810	20,761,224
		314,504,355
TOTAL COMMON STOCKS (Cost $462,556,816)		441,392,909
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	170,939	170,956
State Street Navigator Securities Lending Portfolio II (e) (f)	35,344,372	35,344,372
TOTAL SHORT-TERM INVESTMENTS (Cost $35,515,334)		35,515,328
TOTAL INVESTMENTS — 108.0% (Cost $498,072,150)		476,908,237
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(35,389,684)
NET ASSETS — 100.0%		$441,518,553

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$441,392,909	$—	$—	$441,392,909
Short-Term Investments	35,515,328	—	—	35,515,328
TOTAL INVESTMENTS	$476,908,237	$—	$—	$476,908,237
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,343	$271,316	$2,228,096	$2,328,478	$31	$(9)	170,939	$170,956	$6,218
State Street Navigator Securities Lending Portfolio II	3,044,601	3,044,601	137,405,086	105,105,315	—	—	35,344,372	35,344,372	38,707
Total		$3,315,917	$139,633,182	$107,433,793	$31	$(9)		$35,515,328	$44,925
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 7.1%
Chevron Corp.	501,771	$81,868,956
Exxon Mobil Corp.	743,307	81,511,046
Occidental Petroleum Corp.	1,338,429	83,558,122
		246,938,124
OIL & GAS EXPLORATION & PRODUCTION — 73.6%
Antero Resources Corp. (a)	3,423,837	79,056,396
APA Corp.	2,228,552	80,361,585
Berry Corp.	1,014,368	7,962,789
California Resources Corp. (b)	1,152,786	44,382,261
Callon Petroleum Co. (a) (b)	2,054,363	68,697,899
Chord Energy Corp. (b)	588,972	79,275,631
Civitas Resources, Inc. (b)	848,771	58,005,010
CNX Resources Corp. (a) (b)	5,224,599	83,698,076
Comstock Resources, Inc. (b)	7,418,316	80,043,630
ConocoPhillips	768,701	76,262,826
Coterra Energy, Inc.	3,258,168	79,955,443
Crescent Energy Co. Class A (b)	574,316	6,495,514
Denbury, Inc. (a)	925,578	81,108,400
Devon Energy Corp.	1,547,837	78,336,031
Diamondback Energy, Inc.	589,532	79,687,040
Earthstone Energy, Inc. Class A (a) (b)	2,398,574	31,205,448
EOG Resources, Inc.	714,234	81,872,643
EQT Corp.	2,634,576	84,069,320
Gulfport Energy Corp. (a) (b)	174,354	13,948,320
Hess Corp.	618,071	81,795,516
Kosmos Energy Ltd. (a)	9,140,030	68,001,823
Magnolia Oil & Gas Corp. Class A (b)	2,816,324	61,621,169
Marathon Oil Corp.	3,342,434	80,084,719
Matador Resources Co.	1,570,907	74,853,719
Murphy Oil Corp.	2,185,386	80,815,574
Northern Oil & Gas, Inc. (b)	2,306,438	70,000,393
Ovintiv, Inc. (b)	2,044,887	73,779,523
PDC Energy, Inc.	1,222,271	78,445,353
Permian Resources Corp. (b)	7,459,784	78,327,732
Pioneer Natural Resources Co.	403,018	82,312,396
Range Resources Corp. (b)	3,119,818	82,581,582
Ranger Oil Corp. Class A	510,628	20,854,048
SilverBow Resources, Inc. (a) (b) (c)	539,429	12,325,953
Sitio Royalties Corp. Class A	1,148,841	25,963,807
SM Energy Co.	2,782,829	78,364,465
Southwestern Energy Co. (a)	16,218,214	81,091,070
Talos Energy, Inc. (a) (b)	2,297,899	34,100,821
Tellurian, Inc. (a) (b) (c)	28,599,324	35,177,168
Texas Pacific Land Corp. (b)	47,049	80,031,290
VAALCO Energy, Inc. (b) (c)	2,138,998	9,689,661
Vital Energy, Inc. (a) (b) (c)	1,172,513	53,396,242
Security Description	Shares	Value
W&T Offshore, Inc. (a) (b) (c)	5,113,101	$25,974,553
		2,564,012,839
OIL & GAS REFINING & MARKETING — 19.2%
Clean Energy Fuels Corp. (a) (b)	4,182,202	18,234,401
CVR Energy, Inc. (b)	1,324,340	43,411,865
Delek U.S. Holdings, Inc. (c)	2,527,343	58,002,522
Gevo, Inc. (a) (b) (c)	12,590,810	19,389,847
Green Plains, Inc. (a) (b)	1,339,524	41,511,849
HF Sinclair Corp.	1,626,143	78,672,798
Marathon Petroleum Corp.	623,250	84,032,797
Par Pacific Holdings, Inc. (a)	1,027,523	30,003,672
PBF Energy, Inc. Class A (c)	1,809,360	78,453,850
Phillips 66	791,516	80,243,892
REX American Resources Corp. (a)	155,300	4,440,027
Valero Energy Corp.	606,259	84,633,756
Vertex Energy, Inc. (a) (b) (c)	3,408,437	33,675,358
World Fuel Services Corp.	632,152	16,151,484
		670,858,118
TOTAL COMMON STOCKS (Cost $4,112,692,009)		3,481,809,081
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	14,753,007	14,754,482
State Street Navigator Securities Lending Portfolio II (f) (g)	291,520,606	291,520,606
TOTAL SHORT-TERM INVESTMENTS (Cost $306,276,278)		306,275,088
TOTAL INVESTMENTS — 108.7% (Cost $4,418,968,287)		3,788,084,169
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(304,264,747)
NET ASSETS — 100.0%		$3,483,819,422

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	34	06/16/2023	$2,765,169	$2,968,200	$203,031

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,481,809,081	$—	$—	$3,481,809,081
Short-Term Investments	306,275,088	—	—	306,275,088
TOTAL INVESTMENTS	$3,788,084,169	$—	$—	$3,788,084,169
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$203,031	$—	$—	$203,031
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,788,287,200	$—	$—	$3,788,287,200
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Delek US Holdings, Inc.	2,563,682	$66,245,543	$163,525,642	$162,449,051	$1,614,974	$(10,934,586)	2,527,343	$58,002,522	$2,395,214
Gevo, Inc.	31,066,700	73,006,745	95,487,468	135,231,290	(83,079,172)	69,206,096	12,590,810	19,389,847	—
SilverBow Resources, Inc.	—	—	65,345,091	42,989,215	(5,125,882)	(4,904,041)	539,429	12,325,953	—
State Street Institutional Liquid Reserves Fund, Premier Class	25,938,603	25,936,009	224,813,575	235,997,740	3,473	(836)	14,753,007	14,754,482	167,633
State Street Navigator Securities Lending Portfolio II	125,547,549	125,547,549	1,578,645,032	1,412,671,975	—	—	291,520,606	291,520,606	1,615,529
Tellurian, Inc.	27,118,724	80,813,798	143,207,248	146,882,405	(7,997,108)	(33,964,366)	28,599,324	35,177,168	—
VAALCO Energy, Inc.	3,067,264	21,286,812	41,632,472	46,556,707	(9,253,217)	2,580,301	2,138,998	9,689,661	246,126
Vertex Energy, Inc.	6,194,946	65,170,832	134,081,762	154,265,331	(22,917,046)	11,605,141	3,408,437	33,675,358	—
Vital Energy, Inc.	993,199	68,471,139	186,664,498	168,544,417	(15,256,492)	(17,938,486)	1,172,513	53,396,242	—
W&T Offshore, Inc.	7,783,968	33,626,742	99,512,856	108,330,787	425,982	739,760	5,113,101	25,974,553	—
Total		$560,105,169	$2,732,915,644	$2,613,918,918	$(141,584,488)	$16,388,983		$553,906,392	$4,424,502
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aclaris Therapeutics, Inc. (a) (b)	169,851	$1,374,095
Amphastar Pharmaceuticals, Inc. (a)	32,791	1,229,662
Amylyx Pharmaceuticals, Inc. (a)	161,036	4,724,796
ANI Pharmaceuticals, Inc. (a)	12,969	515,129
Arvinas, Inc. (a)	109,386	2,988,425
Axsome Therapeutics, Inc. (a) (b)	133,322	8,223,301
Bristol-Myers Squibb Co.	118,468	8,211,017
Cara Therapeutics, Inc. (a)	126,831	622,740
Cassava Sciences, Inc. (a) (b)	270,807	6,531,865
Catalent, Inc. (a)	114,613	7,531,220
Collegium Pharmaceutical, Inc. (a)	73,840	1,771,422
Corcept Therapeutics, Inc. (a)	128,432	2,781,837
Cymabay Therapeutics, Inc. (a)	177,763	1,550,093
DICE Therapeutics, Inc. (a)	81,628	2,338,642
Elanco Animal Health, Inc. (a)	813,437	7,646,308
Eli Lilly & Co.	24,711	8,486,252
Esperion Therapeutics, Inc. (a) (b)	392,527	624,118
Harmony Biosciences Holdings, Inc. (a) (b)	112,127	3,660,947
Innoviva, Inc. (a)	133,371	1,500,424
Intra-Cellular Therapies, Inc. (a)	127,409	6,899,197
Jazz Pharmaceuticals PLC (a)	58,068	8,497,090
Johnson & Johnson	51,346	7,958,630
Ligand Pharmaceuticals, Inc. (a)	27,037	1,988,842
Merck & Co., Inc.	72,287	7,690,614
Ocular Therapeutix, Inc. (a)	88,702	467,460
Organon & Co.	343,235	8,072,887
Pacira BioSciences, Inc. (a)	103,339	4,217,265
Perrigo Co. PLC	213,726	7,666,352
Pfizer, Inc.	197,629	8,063,263
Pliant Therapeutics, Inc. (a)	73,184	1,946,694
Prestige Consumer Healthcare, Inc. (a)	50,942	3,190,497
Provention Bio, Inc. (a)	265,743	6,404,406
Reata Pharmaceuticals, Inc. Class A (a)	54,779	4,980,507
Security Description	Shares	Value
Revance Therapeutics, Inc. (a)	208,248	$6,707,668
Royalty Pharma PLC Class A	235,185	8,473,716
Supernus Pharmaceuticals, Inc. (a)	73,811	2,674,173
Theravance Biopharma, Inc. (a) (b)	86,484	938,351
Ventyx Biosciences, Inc. (a)	113,778	3,811,563
Viatris, Inc.	778,458	7,488,766
Zoetis, Inc.	48,192	8,021,076
TOTAL COMMON STOCKS (Cost $210,723,658)		188,471,310
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	266,008	266,035
State Street Navigator Securities Lending Portfolio II (e) (f)	7,180,105	7,180,105
TOTAL SHORT-TERM INVESTMENTS (Cost $7,446,176)		7,446,140
TOTAL INVESTMENTS — 103.8% (Cost $218,169,834)		195,917,450
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(7,146,066)
NET ASSETS — 100.0%		$188,771,384

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$188,471,310	$—	$—	$188,471,310
Short-Term Investments	7,446,140	—	—	7,446,140
TOTAL INVESTMENTS	$195,917,450	$—	$—	$195,917,450
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,164	$180,147	$4,913,659	$4,827,891	$156	$(36)	266,008	$266,035	$10,202
State Street Navigator Securities Lending Portfolio II	5,141,614	5,141,614	114,601,330	112,562,839	—	—	7,180,105	7,180,105	1,093,070
Total		$5,321,761	$119,514,989	$117,390,730	$156	$(36)		$7,446,140	$1,103,272
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
REGIONAL BANKS — 99.9%
1st Source Corp.	71,416	$3,081,600
Amalgamated Financial Corp.	280,834	4,967,953
Amerant Bancorp, Inc.	95,495	2,077,971
Ameris Bancorp	539,532	19,736,081
Associated Banc-Corp.	2,028,946	36,480,449
Atlantic Union Bankshares Corp. (a)	394,312	13,820,636
Axos Financial, Inc. (b)	481,060	17,760,735
Banc of California, Inc.	594,065	7,443,634
BancFirst Corp.	135,377	11,249,829
Bancorp, Inc. (b)	422,709	11,772,446
Bank of Hawaii Corp.	265,340	13,818,907
Bank of Marin Bancorp	65,916	1,442,901
Bank OZK	1,461,403	49,979,983
BankUnited, Inc.	1,233,265	27,847,124
Banner Corp.	255,693	13,902,028
Berkshire Hills Bancorp, Inc.	437,078	10,953,175
BOK Financial Corp.	284,666	24,028,657
Brookline Bancorp, Inc.	952,628	10,002,594
Byline Bancorp, Inc.	146,164	3,160,066
Cadence Bank	1,934,808	40,166,614
Camden National Corp.	63,437	2,295,785
Capitol Federal Financial, Inc.	1,283,422	8,637,430
Cathay General Bancorp	491,350	16,961,402
Central Pacific Financial Corp.	241,594	4,324,533
Citizens Financial Group, Inc.	2,726,572	82,805,992
City Holding Co.	102,774	9,340,101
Coastal Financial Corp. (b)	93,650	3,372,337
Columbia Banking System, Inc.	2,283,631	48,915,376
Columbia Financial, Inc. (a) (b)	207,643	3,795,714
Commerce Bancshares, Inc.	613,380	35,790,741
Community Bank System, Inc.	331,895	17,421,169
Community Trust Bancorp, Inc.	83,224	3,158,351
ConnectOne Bancorp, Inc.	233,563	4,129,394
CrossFirst Bankshares, Inc. (b)	156,739	1,642,625
Cullen/Frost Bankers, Inc.	638,022	67,209,237
Customers Bancorp, Inc. (b)	799,344	14,803,851
CVB Financial Corp.	1,018,222	16,983,943
Dime Community Bancshares, Inc.	184,927	4,201,541
Eagle Bancorp, Inc.	293,510	9,823,780
East West Bancorp, Inc.	1,356,489	75,285,139
Eastern Bankshares, Inc.	1,170,081	14,766,422
Enterprise Financial Services Corp.	193,647	8,634,720
FB Financial Corp.	212,515	6,604,966
Financial Institutions, Inc.	57,538	1,109,333
First BanCorp (c)	1,986,390	22,684,574
Security Description	Shares	Value
First BanCorp (c)	265,447	$9,428,677
First Bancshares, Inc.	216,198	5,584,394
First Busey Corp.	224,125	4,558,703
First Commonwealth Financial Corp.	839,861	10,439,472
First Financial Bancorp	476,257	10,368,115
First Financial Bankshares, Inc.	680,598	21,711,076
First Financial Corp.	69,430	2,602,236
First Foundation, Inc.	804,854	5,996,162
First Hawaiian, Inc.	880,409	18,162,838
First Horizon Corp.	4,671,939	83,067,075
First Interstate BancSystem, Inc. Class A (a)	922,652	27,550,389
First Merchants Corp.	268,688	8,853,270
First Republic Bank (a)	1,148,809	16,071,838
Flushing Financial Corp.	239,228	3,562,105
FNB Corp.	3,278,632	38,032,131
Fulton Financial Corp.	1,433,766	19,814,646
Glacier Bancorp, Inc.	653,731	27,463,239
Great Southern Bancorp, Inc.	32,814	1,663,014
Hancock Whitney Corp.	790,364	28,769,250
Hanmi Financial Corp.	255,884	4,751,766
HarborOne Bancorp, Inc.	229,140	2,795,508
Heartland Financial USA, Inc.	217,830	8,355,959
Heritage Commerce Corp.	408,490	3,402,722
Heritage Financial Corp.	328,239	7,024,315
Hilltop Holdings, Inc.	505,414	14,995,633
Home BancShares, Inc.	1,119,595	24,306,407
HomeStreet, Inc.	227,761	4,097,420
Hope Bancorp, Inc.	1,193,100	11,716,242
Horizon Bancorp, Inc.	264,948	2,930,325
Huntington Bancshares, Inc.	7,023,855	78,667,176
Independent Bank Corp. (c)	357,118	23,434,083
Independent Bank Corp. (c)	147,379	2,618,925
Independent Bank Group, Inc.	221,997	10,289,561
International Bancshares Corp.	358,704	15,359,705
Kearny Financial Corp.	363,566	2,952,156
Lakeland Bancorp, Inc.	286,121	4,474,932
Lakeland Financial Corp.	154,779	9,695,357
Live Oak Bancshares, Inc.	430,264	10,485,534
M&T Bank Corp.	712,859	85,236,551
Mercantile Bank Corp.	47,556	1,454,262
Metropolitan Bank Holding Corp. (b)	173,407	5,876,763
Midland States Bancorp, Inc.	95,720	2,050,322
National Bank Holdings Corp. Class A	441,378	14,768,508
NBT Bancorp, Inc.	306,520	10,332,789
New York Community Bancorp, Inc. (a)	12,738,487	115,155,922
Nicolet Bankshares, Inc. (b)	47,073	2,967,953
Northwest Bancshares, Inc.	991,737	11,930,596
OceanFirst Financial Corp.	338,874	6,262,392
OFG Bancorp	301,392	7,516,716

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Old National Bancorp	2,578,558	$37,182,806
Old Second Bancorp, Inc.	249,902	3,513,622
Origin Bancorp, Inc.	148,759	4,782,602
Pacific Premier Bancorp, Inc.	706,387	16,967,416
PacWest Bancorp	3,842,018	37,382,835
Park National Corp. (a)	69,481	8,238,362
Pathward Financial, Inc.	341,537	14,170,370
Peapack-Gladstone Financial Corp.	102,405	3,033,236
Peoples Bancorp, Inc. (a)	170,784	4,397,688
Pinnacle Financial Partners, Inc.	943,197	52,026,747
Popular, Inc.	868,684	49,871,148
Preferred Bank	145,488	7,974,197
Premier Financial Corp.	192,973	4,000,330
Prosperity Bancshares, Inc.	803,104	49,406,958
Provident Financial Services, Inc.	576,198	11,051,478
QCR Holdings, Inc.	108,088	4,746,144
Regions Financial Corp.	4,630,307	85,938,498
Renasant Corp.	320,506	9,801,073
S&T Bancorp, Inc.	224,043	7,046,152
Sandy Spring Bancorp, Inc.	386,325	10,036,723
Seacoast Banking Corp. of Florida	1,111,207	26,335,606
ServisFirst Bancshares, Inc. (a)	299,850	16,380,805
Simmons First National Corp. Class A	807,666	14,126,078
Southside Bancshares, Inc.	143,318	4,758,158
SouthState Corp. (a)	594,995	42,399,344
Stellar Bancorp, Inc.	232,399	5,719,339
Synovus Financial Corp.	2,017,802	62,208,836
Texas Capital Bancshares, Inc. (b)	568,254	27,821,716
Tompkins Financial Corp.	54,131	3,584,014
Towne Bank	245,629	6,546,013
TriCo Bancshares	109,150	4,539,549
Triumph Financial, Inc. (b)	275,358	15,987,285
Truist Financial Corp.	2,417,695	82,443,399
TrustCo Bank Corp. NY	129,500	4,136,230
Trustmark Corp.	568,517	14,042,370
UMB Financial Corp.	306,059	17,665,725
United Bankshares, Inc.	795,357	27,996,566
United Community Banks, Inc.	807,680	22,711,962
Univest Financial Corp.	134,244	3,186,953
Valley National Bancorp	4,682,266	43,264,138
Veritex Holdings, Inc.	518,930	9,475,662
Security Description	Shares	Value
Washington Federal, Inc.	660,443	$19,892,543
Washington Trust Bancorp, Inc.	123,341	4,274,999
Webster Financial Corp.	1,663,766	65,585,656
WesBanco, Inc.	241,449	7,412,484
Westamerica BanCorp	300,232	13,300,278
Western Alliance Bancorp	1,888,733	67,125,571
Wintrust Financial Corp.	687,326	50,140,432
WSFS Financial Corp.	381,498	14,348,140
Zions Bancorp NA	2,327,575	69,664,320
TOTAL COMMON STOCKS (Cost $3,618,234,443)		2,846,639,525
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	1,952,616	1,952,811
State Street Navigator Securities Lending Portfolio II (f) (g)	58,491,117	58,491,117
TOTAL SHORT-TERM INVESTMENTS (Cost $60,444,118)		60,443,928
TOTAL INVESTMENTS — 102.0% (Cost $3,678,678,561)		2,907,083,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(57,864,777)
NET ASSETS — 100.0%		$2,849,218,676

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,846,639,525	$—	$—	$2,846,639,525
Short-Term Investments	60,443,928	—	—	60,443,928
TOTAL INVESTMENTS	$2,907,083,453	$—	$—	$2,907,083,453

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Silvergate Capital Corp.	614,382	$32,887,868	$101,038,698	$68,760,592	$(111,463,325)	$—*	—	$—*	$—
State Street Institutional Liquid Reserves Fund, Premier Class	2,952,258	2,951,963	126,295,295	127,295,243	878	(82)	1,952,616	1,952,811	116,742
State Street Navigator Securities Lending Portfolio II	17,216,799	17,216,799	206,197,237	164,922,919	—	—	58,491,117	58,491,117	469,059
Total		$53,056,630	$433,531,230	$360,978,754	$(111,462,447)	$(82)		$60,443,928	$585,801
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2023.
*	As of March 31, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.9%
Abercrombie & Fitch Co. Class A (a)	208,470	$5,785,043
American Eagle Outfitters, Inc.	422,109	5,673,145
Boot Barn Holdings, Inc. (a)	75,472	5,784,174
Buckle, Inc.	149,138	5,322,735
Burlington Stores, Inc. (a)	26,866	5,429,619
Caleres, Inc.	234,953	5,082,033
Chico's FAS, Inc. (a)	772,247	4,247,359
Children's Place, Inc. (a) (b)	136,496	5,493,964
Designer Brands, Inc. Class A (b)	622,639	5,441,865
Foot Locker, Inc.	131,119	5,204,113
Gap, Inc.	517,241	5,193,100
Genesco, Inc. (a)	71,013	2,618,959
Guess?, Inc.	252,387	4,911,451
Revolve Group, Inc. (a)	228,001	5,996,426
Ross Stores, Inc.	53,972	5,728,048
Shoe Carnival, Inc. (b)	142,813	3,663,153
Stitch Fix, Inc. Class A (a)	1,143,897	5,845,314
TJX Cos., Inc.	75,670	5,929,501
Urban Outfitters, Inc. (a)	208,547	5,780,923
Victoria's Secret & Co. (a)	176,526	6,028,363
Zumiez, Inc. (a)	170,404	3,142,250
		108,301,538
AUTOMOTIVE RETAIL — 20.7%
Advance Auto Parts, Inc.	43,916	5,340,625
America's Car-Mart, Inc. (a)	36,543	2,894,571
Arko Corp.	88,234	749,107
Asbury Automotive Group, Inc. (a)	24,964	5,242,440
AutoNation, Inc. (a)	40,678	5,465,496
AutoZone, Inc. (a)	2,319	5,700,450
Camping World Holdings, Inc. Class A	255,329	5,328,716
CarMax, Inc. (a)	88,222	5,670,910
Carvana Co. (a) (b)	769,137	7,529,851
EVgo, Inc. (a) (b)	944,946	7,361,129
Group 1 Automotive, Inc.	25,659	5,809,711
Lithia Motors, Inc. (b)	22,852	5,231,508
Monro, Inc.	116,965	5,781,580
Murphy USA, Inc.	22,200	5,728,710
OneWater Marine, Inc. Class A (a) (b)	45,480	1,272,076
O'Reilly Automotive, Inc. (a)	6,857	5,821,456
Penske Automotive Group, Inc.	39,641	5,621,490
Sonic Automotive, Inc. Class A	100,435	5,457,638
TravelCenters of America, Inc. (a)	23,254	2,011,471
		94,018,935
BROADLINE RETAIL — 11.9%
Amazon.com, Inc. (a)	61,967	6,400,571
Big Lots, Inc. (b)	408,606	4,478,322
Security Description	Shares	Value
Dillard's, Inc. Class A	16,739	$5,150,256
eBay, Inc.	133,741	5,934,088
Etsy, Inc. (a)	53,056	5,906,725
Kohl's Corp.	226,439	5,330,374
Macy's, Inc.	287,003	5,019,682
Nordstrom, Inc. (b)	308,247	5,015,179
Ollie's Bargain Outlet Holdings, Inc. (a)	104,743	6,068,809
Qurate Retail, Inc. Class A (a)	4,724,716	4,667,074
		53,971,080
COMPUTER & ELECTRONICS RETAIL — 4.1%
Best Buy Co., Inc.	71,522	5,598,027
GameStop Corp. Class A (a) (b)	325,939	7,503,116
Upbound Group, Inc.	217,755	5,337,175
		18,438,318
CONSUMER STAPLES MERCHANDISE RETAIL — 8.3%
BJ's Wholesale Club Holdings, Inc. (a)	75,190	5,719,703
Costco Wholesale Corp.	11,940	5,932,628
Dollar General Corp.	26,015	5,475,117
Dollar Tree, Inc. (a)	40,080	5,753,484
PriceSmart, Inc.	42,721	3,053,697
Target Corp.	35,544	5,887,153
Walmart, Inc.	41,054	6,053,412
		37,875,194
DRUG RETAIL — 1.3%
Walgreens Boots Alliance, Inc.	169,041	5,845,438
FOOD RETAIL — 7.7%
Albertsons Cos., Inc. Class A	282,394	5,868,147
Casey's General Stores, Inc.	26,555	5,748,095
Fresh Market, Inc. (a) (b) (c)	321,064	—
Grocery Outlet Holding Corp. (a)	210,574	5,950,821
Ingles Markets, Inc. Class A	34,882	3,094,034
Kroger Co.	119,368	5,893,198
Sprouts Farmers Market, Inc. (a)	170,222	5,962,877
Weis Markets, Inc.	30,358	2,570,412
		35,087,584
OTHER SPECIALTY RETAIL — 21.9%
Academy Sports & Outdoors, Inc.	93,912	6,127,758
Bath & Body Works, Inc.	150,816	5,516,849
Chewy, Inc. Class A (a) (b)	144,905	5,416,549
Dick's Sporting Goods, Inc.	38,435	5,453,542
Five Below, Inc. (a)	28,681	5,907,426
Franchise Group, Inc. (b)	206,403	5,624,482
Hibbett, Inc.	86,039	5,074,580
Leslie's, Inc. (a)	466,204	5,132,906

See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MarineMax, Inc. (a)	166,639	$4,790,871
National Vision Holdings, Inc. (a)	280,140	5,277,838
ODP Corp. (a)	117,941	5,304,986
Petco Health & Wellness Co., Inc. (a)	559,448	5,035,032
PetMed Express, Inc. (b)	175,749	2,854,164
Sally Beauty Holdings, Inc. (a)	365,566	5,695,518
Signet Jewelers Ltd.	79,554	6,187,710
Sportsman's Warehouse Holdings, Inc. (a)	173,481	1,471,119
Tractor Supply Co.	24,738	5,814,420
Ulta Beauty, Inc. (a)	10,796	5,891,053
Warby Parker, Inc. Class A (a)	488,814	5,176,540
Winmark Corp.	4,348	1,393,230
		99,146,573
TOTAL COMMON STOCKS (Cost $524,460,890)		452,684,660
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	630,555	630,618
State Street Navigator Securities Lending Portfolio II (f) (g)	35,238,921	35,238,921
TOTAL SHORT-TERM INVESTMENTS (Cost $35,869,587)		35,869,539
TOTAL INVESTMENTS — 107.7% (Cost $560,330,477)		488,554,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(34,961,706)
NET ASSETS — 100.0%		$453,592,493

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$452,684,660	$—	$0(a)	$452,684,660
Short-Term Investments	35,869,539	—	—	35,869,539
TOTAL INVESTMENTS	$488,554,199	$—	$0	$488,554,199
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2023.
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$17,546,742	$16,916,010	$(66)	$(48)	630,555	$630,618	$8,462
State Street Navigator Securities Lending Portfolio II	28,813,697	28,813,697	258,938,191	252,512,967	—	—	35,238,921	35,238,921	1,343,852
Total		$28,813,697	$276,484,933	$269,428,977	$(66)	$(48)		$35,869,539	$1,352,314
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	480,328	$47,076,947
Allegro MicroSystems, Inc. (a)	901,159	43,246,620
Alpha & Omega Semiconductor Ltd. (a)	749,680	20,203,876
Ambarella, Inc. (a)	518,361	40,131,509
Analog Devices, Inc.	218,485	43,089,612
Broadcom, Inc.	64,546	41,408,841
CEVA, Inc. (a)	222,280	6,763,980
Cirrus Logic, Inc. (a)	393,890	43,083,688
Credo Technology Group Holding Ltd. (a) (b)	4,411,688	41,558,101
Diodes, Inc. (a)	449,969	41,739,124
First Solar, Inc. (a)	191,120	41,568,600
Impinj, Inc. (a) (b)	312,616	42,365,720
indie Semiconductor, Inc. Class A (a) (b)	2,108,018	22,239,590
Intel Corp.	1,458,662	47,654,488
Lattice Semiconductor Corp. (a)	458,645	43,800,597
MACOM Technology Solutions Holdings, Inc. (a)	567,215	40,181,511
Marvell Technology, Inc.	1,026,492	44,447,104
MaxLinear, Inc. (a)	1,200,671	42,275,626
Microchip Technology, Inc.	486,788	40,783,099
Micron Technology, Inc.	722,850	43,616,769
Monolithic Power Systems, Inc.	82,913	41,501,273
Navitas Semiconductor Corp. (a) (b)	2,123,543	15,523,099
NVIDIA Corp.	172,895	48,025,044
NXP Semiconductors NV	226,864	42,304,464
ON Semiconductor Corp. (a)	506,607	41,703,888
Power Integrations, Inc.	488,115	41,314,054
Qorvo, Inc. (a)	416,467	42,300,553
QUALCOMM, Inc.	344,660	43,971,723
Rambus, Inc. (a)	961,418	49,282,287
Semtech Corp. (a)	1,353,698	32,678,270
Silicon Laboratories, Inc. (a)	233,815	40,938,668
SiTime Corp. (a) (b)	314,408	44,718,250
Security Description	Shares	Value
Skyworks Solutions, Inc.	356,786	$42,093,612
SMART Global Holdings, Inc. (a)	1,231,945	21,238,732
Synaptics, Inc. (a)	369,311	41,048,918
Texas Instruments, Inc.	231,352	43,033,785
Universal Display Corp.	290,998	45,142,520
Wolfspeed, Inc. (a) (b)	635,024	41,244,809
TOTAL COMMON STOCKS (Cost $1,445,934,110)		1,495,299,351
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	1,173,303	1,173,420
State Street Navigator Securities Lending Portfolio II (e) (f)	49,811,721	49,811,721
TOTAL SHORT-TERM INVESTMENTS (Cost $50,985,073)		50,985,141
TOTAL INVESTMENTS — 103.3% (Cost $1,496,919,183)		1,546,284,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(49,892,114)
NET ASSETS — 100.0%		$1,496,392,378

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,495,299,351	$—	$—	$1,495,299,351
Short-Term Investments	50,985,141	—	—	50,985,141
TOTAL INVESTMENTS	$1,546,284,492	$—	$—	$1,546,284,492

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,018,578	$1,018,476	$9,668,425	$9,513,667	$121	$65	1,173,303	$1,173,420	$39,315
State Street Navigator Securities Lending Portfolio II	47,719,371	47,719,371	302,552,991	300,460,641	—	—	49,811,721	49,811,721	771,581
Total		$48,737,847	$312,221,416	$309,974,308	$121	$65		$50,985,141	$810,896
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 71.9%
8x8, Inc. (a)	285,984	$1,192,553
ACI Worldwide, Inc. (a)	61,145	1,649,692
Adobe, Inc. (a)	4,411	1,699,867
Agilysys, Inc. (a)	18,256	1,506,303
Alarm.com Holdings, Inc. (a)	29,899	1,503,322
Alkami Technology, Inc. (a)	87,549	1,108,370
Altair Engineering, Inc. Class A (a) (b)	22,951	1,654,997
Alteryx, Inc. Class A (a)	25,144	1,479,473
American Software, Inc. Class A	68,642	865,576
Amplitude, Inc. Class A (a) (b)	124,278	1,546,018
ANSYS, Inc. (a)	4,908	1,633,382
Appfolio, Inc. Class A (a)	12,453	1,550,149
AppLovin Corp. Class A (a)	118,018	1,858,783
Asana, Inc. Class A (a) (b)	75,864	1,603,006
Aspen Technology, Inc. (a)	6,785	1,552,883
Atlassian Corp. Class A (a)	9,326	1,596,331
Autodesk, Inc. (a)	7,488	1,558,702
AvePoint, Inc. (a) (b)	166,763	687,064
Bentley Systems, Inc. Class B (b)	37,952	1,631,556
Bills Holdings, Inc. (a) (b)	21,255	1,724,631
Black Knight, Inc. (a)	25,704	1,479,522
Blackbaud, Inc. (a)	26,309	1,823,214
Blackline, Inc. (a)	24,009	1,612,204
Box, Inc. Class A (a)	56,354	1,509,724
Braze, Inc. Class A (a)	47,900	1,655,903
C3.ai, Inc. Class A (a) (b)	68,303	2,292,932
Cadence Design Systems, Inc. (a)	7,425	1,559,918
CCC Intelligent Solutions Holdings, Inc. (a) (b)	171,929	1,542,203
Cerence, Inc. (a)	56,684	1,592,254
Ceridian HCM Holding, Inc. (a)	21,539	1,577,086
Clear Secure, Inc. Class A (b)	55,770	1,459,501
Clearwater Analytics Holdings, Inc. Class A (a) (b)	106,355	1,697,426
Confluent, Inc. Class A (a) (b)	66,672	1,604,795
Consensus Cloud Solutions, Inc. (a)	42,405	1,445,586
Couchbase, Inc. (a) (b)	58,312	819,867
Cvent Holding Corp. (a)	128,703	1,075,957
Datadog, Inc. Class A (a)	22,303	1,620,536
Digital Turbine, Inc. (a) (b)	148,245	1,832,308
DocuSign, Inc. (a)	29,237	1,704,517
Domo, Inc. Class B (a)	117,540	1,667,893
DoubleVerify Holdings, Inc. (a)	58,913	1,776,227
Dropbox, Inc. Class A (a)	75,984	1,642,774
Dynatrace, Inc. (a)	37,902	1,603,255
E2open Parent Holdings, Inc. (a) (b)	278,848	1,622,895
Ebix, Inc.	89,901	1,185,794
Elastic NV (a)	27,365	1,584,434
Security Description	Shares	Value
EngageSmart, Inc. (a)	78,529	$1,511,683
Envestnet, Inc. (a)	25,645	1,504,592
Everbridge, Inc. (a)	48,395	1,677,855
Expensify, Inc. Class A (a) (b)	133,405	1,087,251
Fair Isaac Corp. (a)	2,088	1,467,217
Five9, Inc. (a)	23,481	1,697,441
ForgeRock, Inc. Class A (a) (b)	73,485	1,513,791
Freshworks, Inc. Class A (a)	106,510	1,635,994
Guidewire Software, Inc. (a)	20,319	1,667,174
HashiCorp, Inc. Class A (a) (b)	52,016	1,523,549
HubSpot, Inc. (a)	3,930	1,684,987
Informatica, Inc. Class A (a)	92,300	1,513,720
Instructure Holdings, Inc. (a)	61,953	1,604,583
Intapp, Inc. (a)	29,198	1,309,238
InterDigital, Inc. (b)	19,739	1,438,973
Intuit, Inc.	3,701	1,650,017
Jamf Holding Corp. (a)	75,706	1,470,211
LivePerson, Inc. (a)	154,883	683,034
LiveRamp Holdings, Inc. (a)	68,529	1,502,841
Manhattan Associates, Inc. (a)	10,578	1,638,003
Marathon Digital Holdings, Inc. (a) (b)	272,570	2,376,810
Matterport, Inc. (a) (b)	546,165	1,491,030
MicroStrategy, Inc. Class A (a) (b)	7,566	2,211,693
Mitek Systems, Inc. (a)	111,408	1,068,403
Model N, Inc. (a)	45,357	1,518,099
Momentive Global, Inc. (a)	188,921	1,760,744
nCino, Inc. (a) (b)	62,865	1,557,795
NCR Corp. (a)	64,283	1,516,436
New Relic, Inc. (a)	20,442	1,539,078
Nutanix, Inc. Class A (a)	58,866	1,529,927
Olo, Inc. Class A (a) (b)	199,286	1,626,174
ON24, Inc. (a)	158,433	1,387,873
PagerDuty, Inc. (a)	54,087	1,891,963
Palantir Technologies, Inc. Class A (a)	197,660	1,670,227
Paycom Software, Inc. (a)	5,316	1,616,117
Paycor HCM, Inc. (a) (b)	64,056	1,698,765
Paylocity Holding Corp. (a)	8,323	1,654,446
Pegasystems, Inc.	32,699	1,585,248
PowerSchool Holdings, Inc. Class A (a)	77,317	1,532,423
Procore Technologies, Inc. (a) (b)	24,950	1,562,619
PROS Holdings, Inc. (a)	58,322	1,598,023
PTC, Inc. (a)	12,272	1,573,639
Q2 Holdings, Inc. (a) (b)	53,274	1,311,606
Qualtrics International, Inc. Class A (a) (b)	87,782	1,565,153
RingCentral, Inc. Class A (a)	44,238	1,356,779
Riot Platforms, Inc. (a) (b)	274,113	2,738,389
Roper Technologies, Inc.	3,457	1,523,465
Salesforce, Inc. (a)	8,389	1,675,954
Samsara, Inc. Class A (a) (b)	75,042	1,479,828
Smartsheet, Inc. Class A (a)	36,631	1,750,962
Splunk, Inc. (a)	16,031	1,537,052

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sprinklr, Inc. Class A (a)	142,852	$1,851,362
Sprout Social, Inc. Class A (a)	25,474	1,550,857
SPS Commerce, Inc. (a)	10,274	1,564,730
Sumo Logic, Inc. (a)	126,220	1,512,116
Synopsys, Inc. (a)	4,090	1,579,763
Tyler Technologies, Inc. (a)	4,690	1,663,262
Unity Software, Inc. (a)	53,294	1,728,857
Verint Systems, Inc. (a)	41,039	1,528,292
Vertex, Inc. Class A (a)	48,031	993,761
Workday, Inc. Class A (a)	8,149	1,683,094
Workiva, Inc. (a)	17,050	1,746,090
Yext, Inc. (a)	170,516	1,638,659
Zeta Global Holdings Corp. Class A (a) (b)	142,014	1,538,012
Zoom Video Communications, Inc. Class A (a)	21,645	1,598,267
		173,457,379
INTERACTIVE HOME ENTERTAINMENT — 3.5%
Activision Blizzard, Inc.	18,633	1,594,798
Electronic Arts, Inc.	13,306	1,602,708
Playstudios, Inc. (a)	91,696	338,358
Playtika Holding Corp. (a)	159,298	1,793,696
ROBLOX Corp. Class A (a)	36,275	1,631,650
Take-Two Interactive Software, Inc. (a)	13,138	1,567,363
		8,528,573
IT CONSULTING & OTHER SERVICES — 6.9%
Accenture PLC Class A	5,743	1,641,407
Cognizant Technology Solutions Corp. Class A	24,061	1,466,037
DXC Technology Co. (a)	56,950	1,455,642
EPAM Systems, Inc. (a)	5,138	1,536,262
Gartner, Inc. (a)	4,621	1,505,383
Grid Dynamics Holdings, Inc. (a)	142,432	1,632,271
Hackett Group, Inc.	79,649	1,471,913
International Business Machines Corp.	11,581	1,518,153
Kyndryl Holdings, Inc. (a)	99,507	1,468,723
Perficient, Inc. (a)	21,409	1,545,516
Thoughtworks Holding, Inc. (a) (b)	195,006	1,435,244
		16,676,551
SYSTEMS SOFTWARE — 17.6%
A10 Networks, Inc.	100,262	1,553,058
Adeia, Inc.	160,000	1,417,600
Appian Corp. Class A (a)	36,548	1,622,000
CommVault Systems, Inc. (a)	26,186	1,485,794
Crowdstrike Holdings, Inc. Class A (a)	12,135	1,665,650
Dolby Laboratories, Inc. Class A	18,104	1,546,444
Security Description	Shares	Value
Fortinet, Inc. (a)	24,724	$1,643,157
Gen Digital, Inc.	87,466	1,500,917
Gitlab, Inc. Class A (a) (b)	32,754	1,123,135
Microsoft Corp.	5,845	1,685,113
N-able, Inc. (a)	106,868	1,410,658
OneSpan, Inc. (a)	56,425	987,438
Oracle Corp.	17,281	1,605,751
Palo Alto Networks, Inc. (a)	7,823	1,562,566
Progress Software Corp.	25,850	1,485,083
Qualys, Inc. (a)	12,329	1,603,017
Rapid7, Inc. (a)	34,508	1,584,262
SentinelOne, Inc. Class A (a)	104,443	1,708,687
ServiceNow, Inc. (a)	3,500	1,626,520
SolarWinds Corp. (a)	156,607	1,346,820
Tenable Holdings, Inc. (a)	34,599	1,643,798
Teradata Corp. (a)	38,454	1,548,927
UiPath, Inc. Class A (a)	104,668	1,837,970
Varonis Systems, Inc. (a) (b)	59,786	1,555,034
VMware, Inc. Class A (a)	12,350	1,541,897
Xperi, Inc. (a)	94,367	1,031,436
Zscaler, Inc. (a)	13,777	1,609,567
Zuora, Inc. Class A (a)	166,796	1,647,944
		42,580,243
TOTAL COMMON STOCKS (Cost $294,063,613)		241,242,746
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	1,567,343	1,567,500
State Street Navigator Securities Lending Portfolio II (e) (f)	21,694,805	21,694,805
TOTAL SHORT-TERM INVESTMENTS (Cost $23,262,317)		23,262,305
TOTAL INVESTMENTS — 109.6% (Cost $317,325,930)		264,505,051
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(23,090,053)
NET ASSETS — 100.0%		$241,414,998

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$241,242,746	$—	$—	$241,242,746
Short-Term Investments	23,262,305	—	—	23,262,305
TOTAL INVESTMENTS	$264,505,051	$—	$—	$264,505,051

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	200,793	$200,773	$13,535,258	$12,168,553	$25	$(3)	1,567,343	$1,567,500	$6,054
State Street Navigator Securities Lending Portfolio II	19,776,617	19,776,617	97,139,030	95,220,842	—	—	21,694,805	21,694,805	327,025
Total		$19,977,390	$110,674,288	$107,389,395	$25	$(3)		$23,262,305	$333,079
See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 20.0%
Anterix, Inc. (a)	14,837	$490,215
Bandwidth, Inc. Class A (a)	110,767	1,683,658
Cogent Communications Holdings, Inc.	34,632	2,206,751
EchoStar Corp. Class A (a)	28,241	516,528
Globalstar, Inc. (a) (b)	550,783	638,908
Iridium Communications, Inc.	36,479	2,259,144
Liberty Global PLC Class C (a)	110,425	2,250,462
Liberty Latin America Ltd. Class C (a)	143,006	1,181,230
Lumen Technologies, Inc. (b)	798,999	2,117,347
		13,344,243
COMMUNICATIONS EQUIPMENT — 58.5%
ADTRAN Holdings, Inc.	70,959	1,125,410
Arista Networks, Inc. (a)	14,595	2,449,917
Calix, Inc. (a)	44,888	2,405,548
Ciena Corp. (a)	43,218	2,269,809
Cisco Systems, Inc.	44,102	2,305,432
Clearfield, Inc. (a)	40,656	1,893,756
CommScope Holding Co., Inc. (a)	317,235	2,020,787
Comtech Telecommunications Corp.	18,836	235,073
Digi International, Inc. (a)	35,732	1,203,454
Extreme Networks, Inc. (a)	121,895	2,330,632
F5, Inc. (a)	15,501	2,258,341
Harmonic, Inc. (a)	145,701	2,125,778
Infinera Corp. (a) (b)	226,262	1,755,793
Juniper Networks, Inc.	69,487	2,391,743
Lumentum Holdings, Inc. (a)	41,473	2,239,957
Motorola Solutions, Inc.	8,154	2,333,104
NETGEAR, Inc. (a)	16,662	308,414
NetScout Systems, Inc. (a)	57,470	1,646,515
Ubiquiti, Inc. (b)	8,052	2,187,648
Viasat, Inc. (a) (b)	48,131	1,628,753
Viavi Solutions, Inc. (a)	187,187	2,027,235
		39,143,099
INTEGRATED TELECOMMUNICATION SERVICES — 12.7%
AT&T, Inc.	116,141	2,235,714
ATN International, Inc.	5,215	213,398
Frontier Communications Parent, Inc. (a)	87,952	2,002,667
Security Description	Shares	Value
IDT Corp. Class B (a)	9,241	$314,933
Radius Global Infrastructure, Inc. Class A (a) (b)	101,078	1,482,814
Verizon Communications, Inc.	58,366	2,269,854
		8,519,380
WIRELESS TELECOMMUNICATION SERVICES — 8.6%
Gogo, Inc. (a)	89,400	1,296,300
Shenandoah Telecommunications Co.	12,559	238,872
Telephone & Data Systems, Inc.	192,050	2,018,445
T-Mobile U.S., Inc. (a)	15,346	2,222,715
		5,776,332
TOTAL COMMON STOCKS (Cost $74,680,214)		66,783,054
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	105,917	105,928
State Street Navigator Securities Lending Portfolio II (e) (f)	4,818,637	4,818,637
TOTAL SHORT-TERM INVESTMENTS (Cost $4,924,571)		4,924,565
TOTAL INVESTMENTS — 107.2% (Cost $79,604,785)		71,707,619
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(4,828,285)
NET ASSETS — 100.0%		$66,879,334

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$66,783,054	$—	$—	$66,783,054
Short-Term Investments	4,924,565	—	—	4,924,565
TOTAL INVESTMENTS	$71,707,619	$—	$—	$71,707,619

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	70,314	$70,307	$1,010,252	$974,685	$57	$(3)	105,917	$105,928	$2,596
State Street Navigator Securities Lending Portfolio II	2,190,959	2,190,959	17,159,566	14,531,888	—	—	4,818,637	4,818,637	21,597
Total		$2,261,266	$18,169,818	$15,506,573	$57	$(3)		$4,924,565	$24,193
See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 18.6%
Air Transport Services Group, Inc. (a)	221,199	$4,607,575
C.H. Robinson Worldwide, Inc.	54,260	5,391,816
Expeditors International of Washington, Inc.	51,720	5,695,407
FedEx Corp.	27,617	6,310,208
Forward Air Corp.	52,721	5,681,215
GXO Logistics, Inc. (a)	119,832	6,046,723
Hub Group, Inc. Class A (a)	62,796	5,271,096
United Parcel Service, Inc. Class B	30,632	5,942,302
		44,946,342
CARGO GROUND TRANSPORTATION — 29.3%
ArcBest Corp.	57,543	5,318,124
Daseke, Inc. (a)	116,467	900,290
Heartland Express, Inc.	103,282	1,644,249
J.B. Hunt Transport Services, Inc.	31,661	5,555,239
Knight-Swift Transportation Holdings, Inc.	98,898	5,595,649
Landstar System, Inc.	31,466	5,640,595
Marten Transport Ltd.	116,190	2,434,180
Old Dominion Freight Line, Inc.	16,523	5,631,699
RXO, Inc. (a)	276,152	5,423,625
Ryder System, Inc.	61,087	5,451,404
Saia, Inc. (a)	20,136	5,478,603
Schneider National, Inc. Class B	200,813	5,371,748
U-Haul Holding Co. (b)	91,540	5,460,361
Werner Enterprises, Inc.	122,193	5,558,560
XPO, Inc. (a)	160,334	5,114,655
		70,578,981
MARINE TRANSPORTATION — 8.5%
Eagle Bulk Shipping, Inc. (b)	97,370	4,430,335
Genco Shipping & Trading Ltd.	327,607	5,130,326
Kirby Corp. (a)	78,698	5,485,251
Matson, Inc.	89,718	5,353,473
		20,399,385
PASSENGER AIRLINES — 27.2%
Alaska Air Group, Inc. (a)	120,500	5,056,180
Allegiant Travel Co. (a)	57,858	5,321,779
American Airlines Group, Inc. (a)	359,327	5,300,073
Delta Air Lines, Inc. (a)	149,084	5,206,013
Frontier Group Holdings, Inc. (a) (b)	333,264	3,279,318
Hawaiian Holdings, Inc. (a)	576,382	5,279,659
JetBlue Airways Corp. (a)	737,847	5,371,526
Joby Aviation, Inc. (a) (b)	1,402,986	6,088,959
Security Description	Shares	Value
SkyWest, Inc. (a)	254,810	$5,649,138
Southwest Airlines Co.	169,536	5,516,701
Spirit Airlines, Inc. (b)	328,194	5,635,091
Sun Country Airlines Holdings, Inc. (a)	150,593	3,087,157
United Airlines Holdings, Inc. (a)	109,015	4,823,914
		65,615,508
PASSENGER GROUND TRANSPORTATION — 9.3%
Avis Budget Group, Inc. (a)	28,975	5,644,330
Hertz Global Holdings, Inc. (a) (b)	322,825	5,258,819
Lyft, Inc. Class A (a)	637,860	5,912,962
Uber Technologies, Inc. (a)	178,568	5,660,606
		22,476,717
RAIL TRANSPORTATION — 7.0%
CSX Corp.	188,374	5,639,918
Norfolk Southern Corp.	26,370	5,590,440
Union Pacific Corp.	28,359	5,707,532
		16,937,890
TOTAL COMMON STOCKS (Cost $316,339,292)		240,954,823
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (c) (d)	285,507	285,535
State Street Navigator Securities Lending Portfolio II (e) (f)	8,990,419	8,990,419
TOTAL SHORT-TERM INVESTMENTS (Cost $9,275,974)		9,275,954
TOTAL INVESTMENTS — 103.7% (Cost $325,615,266)		250,230,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(8,965,313)
NET ASSETS — 100.0%		$241,265,464

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$240,954,823	$—	$—	$240,954,823
Short-Term Investments	9,275,954	—	—	9,275,954
TOTAL INVESTMENTS	$250,230,777	$—	$—	$250,230,777

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	664,939	$664,873	$11,637,350	$12,016,313	$(355)	$(20)	285,507	$285,535	$11,832
State Street Navigator Securities Lending Portfolio II	25,267,386	25,267,386	174,404,714	190,681,681	—	—	8,990,419	8,990,419	250,448
Total		$25,932,259	$186,042,064	$202,697,994	$(355)	$(20)		$9,275,954	$262,280
See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
Lockheed Martin Corp.	2,207	$1,043,315
Northrop Grumman Corp.	1,685	777,998
Raytheon Technologies Corp.	11,606	1,136,576
Textron, Inc.	1,616	114,138
		3,072,027
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	1,080	107,319
United Parcel Service, Inc. Class B	8,408	1,631,068
		1,738,387
AUTOMOBILE COMPONENTS — 0.2%
Aptiv PLC (a)	3,430	384,812
BorgWarner, Inc.	1,945	95,519
		480,331
AUTOMOBILES — 0.3%
Ford Motor Co.	44,761	563,989
BANKS — 5.3%
Bank of America Corp.	90,468	2,587,385
Citigroup, Inc.	20,639	967,763
Citizens Financial Group, Inc.	5,337	162,085
Fifth Third Bancorp	7,681	204,622
First Horizon Corp.	6,038	107,355
First Republic Bank (b)	1,802	25,210
JPMorgan Chase & Co.	27,183	3,542,217
KeyCorp	9,141	114,445
M&T Bank Corp.	2,012	240,575
PNC Financial Services Group, Inc.	4,384	557,206
Regions Financial Corp.	9,926	184,226
U.S. Bancorp	14,497	522,617
Webster Financial Corp.	1,714	67,566
Wells Fargo & Co.	36,624	1,369,005
		10,652,277
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	3,084	198,209
Coca-Cola Co.	46,930	2,911,068
Keurig Dr Pepper, Inc.	5,738	202,437
PepsiCo, Inc.	9,762	1,779,612
		5,091,326
BIOTECHNOLOGY — 3.3%
AbbVie, Inc.	18,957	3,021,177
Amgen, Inc.	5,681	1,373,382
Gilead Sciences, Inc.	13,607	1,128,973
Seagen, Inc. (a)	1,582	320,308
Vertex Pharmaceuticals, Inc. (a)	2,735	861,716
		6,705,556
BROADLINE RETAIL — 5.0%
Amazon.com, Inc. (a)	92,738	9,578,908
eBay, Inc.	6,366	282,460
Etsy, Inc. (a)	1,831	203,845
		10,065,213
Security Description	Shares	Value
BUILDING PRODUCTS — 0.3%
Fortune Brands Innovations, Inc.	1,682	$98,784
Owens Corning	854	81,813
Trane Technologies PLC	2,153	396,109
		576,706
CAPITAL MARKETS — 1.6%
Bank of New York Mellon Corp.	8,874	403,235
CME Group, Inc.	3,526	675,299
FactSet Research Systems, Inc.	401	166,451
Moody's Corp.	1,980	605,920
Northern Trust Corp.	1,880	165,684
S&P Global, Inc.	3,218	1,109,470
		3,126,059
CHEMICALS — 2.3%
Albemarle Corp.	861	190,315
Celanese Corp.	1,234	134,370
CF Industries Holdings, Inc.	1,503	108,953
Corteva, Inc.	6,041	364,333
Dow, Inc.	7,027	385,220
DuPont de Nemours, Inc.	4,630	332,295
Ecolab, Inc.	3,030	501,556
FMC Corp.	1,783	217,758
International Flavors & Fragrances, Inc.	2,196	201,944
Linde PLC	3,714	1,320,104
PPG Industries, Inc.	2,284	305,097
Sherwin-Williams Co.	2,078	467,072
		4,529,017
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Republic Services, Inc.	2,913	393,896
Waste Connections, Inc.	2,574	357,966
Waste Management, Inc.	3,380	551,515
		1,303,377
COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	143,914	7,523,104
CONSUMER FINANCE — 2.2%
Ally Financial, Inc.	3,118	79,478
American Express Co.	6,994	1,153,660
Capital One Financial Corp.	3,734	359,061
Dollar General Corp.	2,673	562,559
Dollar Tree, Inc. (a)	2,385	342,367
Kroger Co.	7,775	383,852
Synchrony Financial	4,195	121,991
Target Corp.	6,527	1,081,067
Walgreens Boots Alliance, Inc.	8,922	308,523
		4,392,558
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	743	132,945
Sealed Air Corp.	1,395	64,045
Westrock Co.	2,794	85,133
		282,123

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	44,957	$865,422
Liberty Global PLC Class C (a)	1,833	37,357
Verizon Communications, Inc.	46,625	1,813,246
		2,716,025
ELECTRIC UTILITIES — 1.4%
Alliant Energy Corp.	2,870	153,258
American Electric Power Co., Inc.	6,566	597,440
Duke Energy Corp.	8,359	806,393
Entergy Corp.	2,026	218,281
Eversource Energy	3,484	272,658
FirstEnergy Corp.	4,602	184,356
NRG Energy, Inc.	2,498	85,656
PG&E Corp. (a)	12,833	207,510
PPL Corp.	9,944	276,344
		2,801,896
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	5,221	894,566
Rockwell Automation, Inc.	1,330	390,288
Sensata Technologies Holding PLC	1,584	79,232
		1,364,086
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Keysight Technologies, Inc. (a)	6,137	991,003
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	10,305	297,402
Schlumberger NV	13,418	658,824
		956,226
ENTERTAINMENT — 2.3%
Electronic Arts, Inc.	2,724	328,106
Netflix, Inc. (a)	5,787	1,999,292
Walt Disney Co. (a)	20,323	2,034,942
Warner Bros Discovery, Inc. (a)	22,050	332,955
		4,695,295
FINANCIAL SERVICES — 5.2%
Block, Inc. (a)	18,508	1,270,574
Visa, Inc. Class A	40,358	9,099,115
		10,369,689
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	6,675	531,731
Campbell Soup Co.	1,790	98,414
Hershey Co.	1,589	404,258
Hormel Foods Corp.	3,296	131,444
J.M. Smucker Co.	1,160	182,549
Kraft Heinz Co.	5,103	197,333
McCormick & Co., Inc.	2,457	204,447
Tyson Foods, Inc. Class A	2,654	157,435
		1,907,611
GROUND TRANSPORTATION — 0.6%
Norfolk Southern Corp.	2,958	627,096
Security Description	Shares	Value
Uber Technologies, Inc. (a)	17,738	$562,295
		1,189,391
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	20,247	2,050,211
Baxter International, Inc.	6,162	249,931
Boston Scientific Corp. (a)	16,216	811,286
Cooper Cos., Inc.	494	184,440
Edwards Lifesciences Corp. (a)	6,829	564,963
Hologic, Inc. (a)	2,668	215,308
Intuitive Surgical, Inc. (a)	4,235	1,081,915
Stryker Corp.	3,914	1,117,330
Teleflex, Inc.	575	145,653
		6,421,037
HEALTH CARE PROVIDERS & SERVICES — 4.4%
AmerisourceBergen Corp.	1,701	272,347
Cardinal Health, Inc.	3,007	227,028
Centene Corp. (a)	6,334	400,372
Cigna Group	3,657	934,473
Elevance Health, Inc.	2,706	1,244,246
Laboratory Corp. of America Holdings	964	221,161
McKesson Corp.	1,715	610,626
Quest Diagnostics, Inc.	1,295	183,217
UnitedHealth Group, Inc.	10,134	4,789,227
		8,882,697
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	5,878	129,140
Ventas, Inc. REIT	4,113	178,299
Welltower, Inc. REIT	5,392	386,552
		693,991
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	1,603	294,615
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	7,671	126,495
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	3,930	488,892
Chipotle Mexican Grill, Inc. (a)	324	553,486
Expedia Group, Inc. (a)	1,321	128,177
Hilton Worldwide Holdings, Inc.	3,566	502,342
Las Vegas Sands Corp. (a)	3,093	177,693
MGM Resorts International	3,347	148,674
Starbucks Corp.	14,801	1,541,228
		3,540,492
HOUSEHOLD DURABLES — 0.1%
Newell Brands, Inc.	3,784	47,073
Whirlpool Corp.	615	81,192
		128,265
HOUSEHOLD PRODUCTS — 2.6%
Clorox Co.	1,509	238,784
Colgate-Palmolive Co.	9,976	749,696

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	27,792	$4,132,393
		5,120,873
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	8,359	201,285
Vistra Corp.	3,853	92,472
		293,757
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	5,852	615,104
General Electric Co.	9,997	955,713
Honeywell International, Inc.	6,288	1,201,762
		2,772,579
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	7,081	883,496
INSURANCE — 2.1%
American International Group, Inc.	8,215	413,707
Aon PLC Class A	2,202	694,269
Assurant, Inc.	536	64,357
Globe Life, Inc.	890	97,918
Hartford Financial Services Group, Inc.	3,993	278,272
MetLife, Inc.	6,784	393,065
Principal Financial Group, Inc.	2,799	208,022
Progressive Corp.	6,551	937,186
Prudential Financial, Inc.	3,901	322,769
Travelers Cos., Inc.	2,569	440,352
W R Berkley Corp.	2,178	135,602
Willis Towers Watson PLC	1,089	253,062
		4,238,581
INTERACTIVE MEDIA & SERVICES — 3.0%
Match Group, Inc. (a)	3,402	130,603
Meta Platforms, Inc. Class A (a)	26,666	5,651,592
Pinterest, Inc. Class A (a)	6,482	176,764
Snap, Inc. Class A (a)	11,669	130,809
		6,089,768
IT SERVICES — 3.9%
Accenture PLC Class A	23,177	6,624,218
Gartner, Inc. (a)	2,524	822,244
Twilio, Inc. Class A (a)	5,741	382,523
		7,828,985
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	1,649	88,535
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	3,304	457,075
Charles River Laboratories International, Inc. (a)	576	116,248
Illumina, Inc. (a)	1,947	452,775
		1,026,098
MACHINERY — 1.9%
Caterpillar, Inc.	7,244	1,657,717
Cummins, Inc.	1,894	452,439
Security Description	Shares	Value
Fortive Corp.	3,401	$231,846
Illinois Tool Works, Inc.	3,310	805,820
Otis Worldwide Corp.	4,971	419,552
Pentair PLC	1,372	75,830
Stanley Black & Decker, Inc.	1,378	111,039
		3,754,243
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	1,094	391,225
Comcast Corp. Class A	40,802	1,546,804
Interpublic Group of Cos., Inc.	3,660	136,299
News Corp. Class A	3,923	67,750
Paramount Global Class B	7,971	177,833
		2,319,911
METALS & MINING — 0.3%
Alcoa Corp.	1,456	61,967
Newmont Corp.	10,050	492,651
Reliance Steel & Aluminum Co.	494	126,830
		681,448
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	4,979	95,149
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,474	213,729
CMS Energy Corp.	3,196	196,170
Consolidated Edison, Inc.	4,124	394,543
Dominion Energy, Inc.	7,927	443,199
DTE Energy Co.	2,865	313,832
NiSource, Inc.	4,336	121,235
Public Service Enterprise Group, Inc.	5,171	322,929
		2,005,637
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	1,623	203,832
Boston Properties, Inc. REIT	1,199	64,890
		268,722
OIL, GAS & CONSUMABLE FUELS — 4.2%
APA Corp.	4,693	169,230
Cheniere Energy, Inc.	2,925	460,980
Chevron Corp.	19,127	3,120,761
ConocoPhillips	13,803	1,369,396
Diamondback Energy, Inc.	1,753	236,953
EQT Corp.	3,406	108,685
Hess Corp.	2,873	380,213
Marathon Oil Corp.	5,689	136,308
Marathon Petroleum Corp.	6,865	925,608
Ovintiv, Inc.	2,640	95,251
Phillips 66	3,944	399,843
Pioneer Natural Resources Co.	2,673	545,934
Williams Cos., Inc.	13,934	416,069
		8,365,231

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PASSENGER AIRLINES — 0.0% (c)
Delta Air Lines, Inc. (a)	1,509	$52,694
Southwest Airlines Co.	1,191	38,755
		91,449
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	2,615	644,493
PHARMACEUTICALS — 2.6%
Johnson & Johnson	28,063	4,349,765
Zoetis, Inc.	5,735	954,533
		5,304,298
PROFESSIONAL SERVICES — 1.1%
Jacobs Solutions, Inc.	1,436	168,744
Leidos Holdings, Inc.	1,171	107,802
Paychex, Inc.	12,955	1,484,514
Robert Half International, Inc.	1,385	111,590
Verisk Analytics, Inc.	1,913	367,028
		2,239,678
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,840	206,780
Zillow Group, Inc. Class C (a)	1,442	64,126
		270,906
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,687	84,506
AvalonBay Communities, Inc. REIT	1,511	253,939
Camden Property Trust REIT	1,080	113,227
Invitation Homes, Inc. REIT	5,406	168,829
Mid-America Apartment Communities, Inc. REIT	812	122,645
Sun Communities, Inc. REIT	1,107	155,954
		899,100
RETAIL REITs — 0.3%
Realty Income Corp. REIT	6,697	424,054
Regency Centers Corp. REIT	1,623	99,295
		523,349
SOFTWARE — 9.2%
Ceridian HCM Holding, Inc. (a)	5,269	385,796
Gen Digital, Inc.	18,385	315,487
Intuit, Inc.	9,555	4,259,906
Microsoft Corp.	34,722	10,010,353
ServiceNow, Inc. (a)	6,402	2,975,137
Tyler Technologies, Inc. (a)	1,399	496,141
		18,442,820
SPECIALIZED REITs — 0.8%
Crown Castle, Inc. REIT	3,464	463,622
Digital Realty Trust, Inc. REIT	2,590	254,623
Gaming & Leisure Properties, Inc. REIT	2,191	114,064
Iron Mountain, Inc. REIT	2,555	135,185
Public Storage REIT	1,465	442,635
Security Description	Shares	Value
Weyerhaeuser Co. REIT	7,164	$215,851
		1,625,980
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	544	66,156
AutoZone, Inc. (a)	235	577,665
Bath & Body Works, Inc.	3,048	111,496
Best Buy Co., Inc.	2,519	197,162
Burlington Stores, Inc. (a)	769	155,415
Lowe's Cos., Inc.	5,733	1,146,428
TJX Cos., Inc.	15,838	1,241,066
Tractor Supply Co.	1,465	344,334
Ulta Beauty, Inc. (a)	674	367,781
		4,207,503
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Apple, Inc.	59,293	9,777,416
HP, Inc.	37,059	1,087,681
Western Digital Corp. (a)	10,040	378,207
		11,243,304
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	1,494	544,100
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson PLC	1,722	230,318
W.W. Grainger, Inc.	526	362,314
		592,632
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	1,893	277,306
Essential Utilities, Inc.	2,039	89,002
		366,308
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc. (a)	4,580	663,367
TOTAL COMMON STOCKS (Cost $190,210,442)		200,673,164
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	235,215	235,239
State Street Navigator Securities Lending Portfolio II (f) (g)	22,694	22,694
TOTAL SHORT-TERM INVESTMENTS (Cost $257,923)		257,933
TOTAL INVESTMENTS — 100.0% (Cost $190,468,365)		200,931,097
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		72,291
NET ASSETS — 100.0%		$201,003,388
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	06/16/2023	$197,780	$206,887	$9,107

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$200,673,164	$—	$—	$200,673,164
Short-Term Investments	257,933	—	—	257,933
TOTAL INVESTMENTS	$200,931,097	$—	$—	$200,931,097
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$9,107	$—	$—	$9,107
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$200,940,204	$—	$—	$200,940,204
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	—	$—	$344,440	$345,107	$667	$—	—	$—	$2,394
State Street Institutional Liquid Reserves Fund, Premier Class	565,952	565,896	6,227,878	6,558,886	374	(23)	235,215	235,239	18,706
State Street Navigator Securities Lending Portfolio II	2,005,281	2,005,281	21,261,805	23,244,392	—	—	22,694	22,694	12,560
Total		$2,571,177	$27,834,123	$30,148,385	$1,041	$(23)		$257,933	$33,660
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	17,132	$3,909,694
Lockheed Martin Corp.	7,743	3,660,348
Northrop Grumman Corp.	8,106	3,742,702
		11,312,744
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	40,089	3,983,644
AUTOMOBILE COMPONENTS — 0.3%
Gentex Corp.	81,266	2,277,886
BANKS — 0.8%
Commerce Bancshares, Inc.	41,909	2,445,390
First Financial Bankshares, Inc.	44,900	1,432,310
Old National Bancorp	100,900	1,454,978
		5,332,678
BEVERAGES — 1.2%
PepsiCo, Inc.	43,581	7,944,816
BUILDING PRODUCTS — 0.4%
Lennox International, Inc.	11,033	2,772,372
CAPITAL MARKETS — 3.6%
CME Group, Inc.	35,384	6,776,744
FactSet Research Systems, Inc.	10,558	4,382,520
Intercontinental Exchange, Inc.	55,391	5,776,727
Nasdaq, Inc.	97,982	5,356,676
SEI Investments Co.	38,300	2,204,165
		24,496,832
CHEMICALS — 3.3%
Air Products & Chemicals, Inc.	18,020	5,175,524
Ecolab, Inc.	32,149	5,321,624
FMC Corp.	43,300	5,288,229
Linde PLC	18,874	6,708,575
		22,493,952
COMMERCIAL SERVICES & SUPPLIES — 2.4%
MSA Safety, Inc.	12,681	1,692,914
Republic Services, Inc.	54,473	7,365,839
Waste Management, Inc.	41,679	6,800,762
		15,859,515
COMMUNICATIONS EQUIPMENT — 1.1%
Juniper Networks, Inc.	111,173	3,826,575
Motorola Solutions, Inc.	13,451	3,848,734
		7,675,309
CONSTRUCTION MATERIALS — 0.8%
Vulcan Materials Co.	31,750	5,447,030
CONSUMER FINANCE — 2.7%
Costco Wholesale Corp.	10,134	5,035,281
Dollar General Corp.	25,637	5,395,563
Walmart, Inc.	52,600	7,755,870
		18,186,714
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
Casey's General Stores, Inc.	12,926	2,797,962
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.8%
Amcor PLC	515,419	$5,865,468
AptarGroup, Inc.	22,614	2,672,749
Silgan Holdings, Inc.	28,800	1,545,696
Sonoco Products Co.	33,686	2,054,846
		12,138,759
DISTRIBUTORS — 0.6%
Genuine Parts Co.	23,200	3,881,592
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	51,578	3,547,535
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	222,473	4,282,605
Verizon Communications, Inc.	216,515	8,420,269
		12,702,874
ELECTRIC UTILITIES — 3.0%
Duke Energy Corp.	69,668	6,720,872
Eversource Energy	82,983	6,494,249
Xcel Energy, Inc.	106,156	7,159,161
		20,374,282
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	25,779	3,746,462
Eaton Corp. PLC	21,581	3,697,689
		7,444,151
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	43,105	3,522,541
FINANCIAL SERVICES — 2.9%
Berkshire Hathaway, Inc. Class B (a)	21,223	6,553,026
Fiserv, Inc. (a)	40,881	4,620,779
Jack Henry & Associates, Inc.	25,186	3,796,034
Visa, Inc. Class A	18,749	4,227,150
		19,196,989
FOOD PRODUCTS — 1.3%
Hershey Co.	33,492	8,520,700
GAS UTILITIES — 0.3%
National Fuel Gas Co.	30,464	1,758,991
GROUND TRANSPORTATION — 0.3%
Landstar System, Inc.	12,327	2,209,738
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	55,546	5,624,588
Becton Dickinson & Co.	21,928	5,428,057
Boston Scientific Corp. (a)	91,400	4,572,742
Medtronic PLC	68,025	5,484,176
		21,109,563
HEALTH CARE PROVIDERS & SERVICES — 1.1%
AmerisourceBergen Corp.	29,700	4,755,267
Chemed Corp.	5,100	2,742,525
		7,497,792

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.4%
Healthcare Realty Trust, Inc. REIT	130,900	$2,530,297
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald's Corp.	25,891	7,239,382
Starbucks Corp.	32,635	3,398,283
Yum! Brands, Inc.	28,577	3,774,450
		14,412,115
HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	38,089	3,843,942
HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	100,761	7,572,189
Procter & Gamble Co.	52,206	7,762,510
		15,334,699
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	40,557	4,262,946
Honeywell International, Inc.	18,666	3,567,446
		7,830,392
INDUSTRIAL REITs — 0.4%
First Industrial Realty Trust, Inc. REIT	46,800	2,489,760
INSURANCE — 11.6%
Allstate Corp.	50,251	5,568,313
Aon PLC Class A	16,800	5,296,872
Arthur J Gallagher & Co.	33,290	6,368,710
Assurant, Inc.	18,221	2,187,795
Brown & Brown, Inc.	83,252	4,780,330
Chubb Ltd.	25,700	4,990,426
Globe Life, Inc.	32,800	3,608,656
Hanover Insurance Group, Inc.	12,200	1,567,700
Loews Corp.	67,754	3,931,087
Markel Corp. (a)	3,981	5,085,369
Marsh & McLennan Cos., Inc.	39,624	6,599,377
Old Republic International Corp.	95,175	2,376,520
Progressive Corp.	40,830	5,841,140
RLI Corp.	13,900	1,847,449
Selective Insurance Group, Inc.	20,600	1,963,798
Travelers Cos., Inc.	35,127	6,021,119
W R Berkley Corp.	72,219	4,496,355
Willis Towers Watson PLC	22,665	5,266,893
		77,797,909
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	35,141	3,645,176
IT SERVICES — 2.8%
Accenture PLC Class A	12,969	3,706,670
Akamai Technologies, Inc. (a)	48,400	3,789,720
Amdocs Ltd.	42,068	4,039,790
International Business Machines Corp.	26,100	3,421,449
VeriSign, Inc. (a)	17,364	3,669,534
		18,627,163
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Thermo Fisher Scientific, Inc.	8,200	4,726,234
Security Description	Shares	Value
MACHINERY — 5.5%
Fortive Corp.	52,352	$3,568,836
Graco, Inc.	57,702	4,212,823
IDEX Corp.	19,977	4,615,286
Illinois Tool Works, Inc.	17,569	4,277,173
Lincoln Electric Holdings, Inc.	19,832	3,353,591
Nordson Corp.	17,800	3,956,228
Otis Worldwide Corp.	56,200	4,743,280
PACCAR, Inc.	57,023	4,174,084
Toro Co.	36,071	4,009,652
		36,910,953
MULTI-UTILITIES — 6.7%
Ameren Corp.	83,552	7,218,057
CMS Energy Corp.	100,834	6,189,191
Consolidated Edison, Inc.	65,711	6,286,571
Dominion Energy, Inc.	110,134	6,157,592
DTE Energy Co.	58,700	6,429,998
Public Service Enterprise Group, Inc.	104,600	6,532,270
WEC Energy Group, Inc.	67,682	6,415,577
		45,229,256
OIL, GAS & CONSUMABLE FUELS — 2.0%
Cheniere Energy, Inc.	15,300	2,411,280
Chevron Corp.	15,253	2,488,679
Exxon Mobil Corp.	20,969	2,299,461
Kinder Morgan, Inc.	219,635	3,845,809
Williams Cos., Inc.	85,501	2,553,060
		13,598,289
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	64,113	4,443,672
Johnson & Johnson	45,734	7,088,770
Merck & Co., Inc.	48,617	5,172,362
Zoetis, Inc.	27,881	4,640,514
		21,345,318
PROFESSIONAL SERVICES — 4.2%
Automatic Data Processing, Inc.	20,550	4,575,046
Booz Allen Hamilton Holding Corp.	45,191	4,188,754
Broadridge Financial Solutions, Inc.	24,032	3,522,370
Jacobs Solutions, Inc.	34,527	4,057,268
Maximus, Inc.	20,900	1,644,830
Paychex, Inc.	36,819	4,219,089
Science Applications International Corp.	18,800	2,020,248
Verisk Analytics, Inc.	20,095	3,855,427
		28,083,032
RESIDENTIAL REITs — 5.9%
American Homes 4 Rent Class A REIT	107,283	3,374,051
AvalonBay Communities, Inc. REIT	35,800	6,016,548
Camden Property Trust REIT	36,600	3,837,144
Equity LifeStyle Properties, Inc. REIT	64,909	4,357,341
Essex Property Trust, Inc. REIT	23,000	4,810,220

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	41,400	$6,253,056
Sun Communities, Inc. REIT	42,400	5,973,312
UDR, Inc. REIT	113,800	4,672,628
		39,294,300
RETAIL REITs — 0.3%
Agree Realty Corp. REIT	30,900	2,120,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	21,823	4,059,296
SOFTWARE — 3.4%
Black Knight, Inc. (a)	52,383	3,015,165
Check Point Software Technologies Ltd. (a)	30,300	3,939,000
Dolby Laboratories, Inc. Class A	32,984	2,817,493
Microsoft Corp.	20,289	5,849,319
Oracle Corp.	39,555	3,675,451
Roper Technologies, Inc.	8,596	3,788,171
		23,084,599
SPECIALIZED REITs — 4.4%
American Tower Corp. REIT	34,552	7,060,356
Crown Castle, Inc. REIT	49,097	6,571,142
CubeSmart REIT	78,000	3,605,160
Equinix, Inc. REIT	6,000	4,326,240
Public Storage REIT	25,618	7,740,223
		29,303,121
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	1,669	4,102,652
Home Depot, Inc.	14,349	4,234,677
O'Reilly Automotive, Inc. (a)	4,501	3,821,259
TJX Cos., Inc.	50,073	3,923,720
Tractor Supply Co.	16,516	3,881,921
		19,964,229
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Columbia Sportswear Co.	12,428	$1,121,503
TOTAL COMMON STOCKS (Cost $656,575,193)		669,838,593
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b) (c)	1,182,394	1,182,512
State Street Navigator Securities Lending Portfolio II (d) (e)	1,203,482	1,203,482
TOTAL SHORT-TERM INVESTMENTS (Cost $2,386,018)		2,385,994
TOTAL INVESTMENTS — 100.1% (Cost $658,961,211)		672,224,587
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(478,876)
NET ASSETS — 100.0%		$671,745,711
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$669,838,593	$—	$—	$669,838,593
Short-Term Investments	2,385,994	—	—	2,385,994
TOTAL INVESTMENTS	$672,224,587	$—	$—	$672,224,587
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,572,450	$1,572,293	$14,149,671	$14,539,456	$23	$(19)	1,182,394	$1,182,512	$26,516
State Street Navigator Securities Lending Portfolio II	—	—	8,551,494	7,348,012	—	—	1,203,482	1,203,482	533
Total		$1,572,293	$22,701,165	$21,887,468	$23	$(19)		$2,385,994	$27,049
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 0.5%
Moog, Inc. Class A	3,492	$351,819
National Presto Industries, Inc.	8,767	632,013
		983,832
AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	15,418	321,157
Forward Air Corp.	4,028	434,057
Hub Group, Inc. Class A (a)	5,469	459,068
		1,214,282
AUTOMOBILE COMPONENTS — 0.8%
Dorman Products, Inc. (a)	5,926	511,177
Gentherm, Inc. (a)	4,654	281,195
Standard Motor Products, Inc.	17,372	641,200
Stoneridge, Inc. (a)	11,631	217,500
		1,651,072
AUTOMOBILES — 0.6%
NWTN, Inc. Class B (a)	94,470	1,165,760
BANKS — 26.4%
1st Source Corp.	12,173	525,265
American National Bankshares, Inc.	17,136	543,211
Arrow Financial Corp.	26,916	670,478
Associated Banc-Corp.	25,155	452,287
BancFirst Corp.	5,125	425,888
Bank First Corp.	7,737	569,288
Bank of Hawaii Corp. (b)	7,873	410,026
Bank of Marin Bancorp	24,031	526,039
Banner Corp.	7,881	428,490
Bar Harbor Bankshares	19,644	519,584
Bridgewater Bancshares, Inc. (a)	35,157	381,102
Brookline Bancorp, Inc.	53,503	561,782
Business First Bancshares, Inc.	27,193	465,816
Cambridge Bancorp	12,524	811,680
Camden National Corp.	21,486	777,578
Capital City Bank Group, Inc.	18,043	528,840
Capitol Federal Financial, Inc.	131,516	885,103
Cathay General Bancorp	11,851	409,097
Central Pacific Financial Corp.	23,156	414,492
Citizens & Northern Corp.	24,892	532,191
City Holding Co.	12,505	1,136,454
CNB Financial Corp.	24,551	471,379
Community Bank System, Inc.	17,792	933,902
Community Trust Bancorp, Inc.	20,401	774,218
CVB Financial Corp.	45,720	762,610
Enterprise Bancorp, Inc.	15,482	487,064
Enterprise Financial Services Corp.	8,790	391,946
Esquire Financial Holdings, Inc.	11,350	443,785
Farmers National Banc Corp.	51,670	653,109
Financial Institutions, Inc.	20,865	402,277
First Bancshares, Inc.	19,818	511,899
First Busey Corp.	26,243	533,783
Security Description	Shares	Value
First Commonwealth Financial Corp.	37,972	$471,992
First Community Bankshares, Inc.	23,850	597,443
First Financial Corp.	18,679	700,089
First Interstate BancSystem, Inc. Class A	16,718	499,199
First Merchants Corp.	12,207	402,221
First Mid Bancshares, Inc.	28,038	763,194
First of Long Island Corp.	36,247	489,335
Flushing Financial Corp.	36,406	542,085
Fulton Financial Corp.	38,969	538,552
German American Bancorp, Inc.	23,129	771,815
Great Southern Bancorp, Inc.	14,453	732,478
Guaranty Bancshares, Inc.	15,233	424,544
HarborOne Bancorp, Inc.	61,125	745,725
Heartland Financial USA, Inc.	11,908	456,791
Heritage Financial Corp.	27,039	578,635
Hilltop Holdings, Inc.	15,427	457,719
HomeTrust Bancshares, Inc.	21,868	537,734
Independent Bank Corp. (c)	7,842	514,592
Independent Bank Corp. (c)	23,030	409,243
International Bancshares Corp.	11,726	502,107
Kearny Financial Corp. (b)	81,128	658,759
Lakeland Bancorp, Inc.	34,782	543,990
Lakeland Financial Corp.	8,438	528,556
Macatawa Bank Corp.	40,919	418,192
Mercantile Bank Corp.	15,361	469,739
Metrocity Bankshares, Inc.	30,558	522,236
Mid Penn Bancorp, Inc.	22,372	572,947
MidWestOne Financial Group, Inc.	18,119	442,466
National Bank Holdings Corp. Class A	14,313	478,913
NBT Bancorp, Inc.	22,425	755,947
Nicolet Bankshares, Inc. (a)	10,932	689,263
Northfield Bancorp, Inc.	53,824	634,047
Northwest Bancshares, Inc.	69,900	840,897
OceanFirst Financial Corp.	23,028	425,557
Origin Bancorp, Inc.	14,717	473,152
Park National Corp.	5,479	649,645
Peoples Bancorp, Inc.	23,854	614,240
Popular, Inc.	8,508	488,444
Provident Financial Services, Inc.	23,341	447,680
QCR Holdings, Inc.	13,567	595,727
S&T Bancorp, Inc.	14,993	471,530
Sandy Spring Bancorp, Inc.	19,808	514,612
ServisFirst Bancshares, Inc.	8,876	484,896
Simmons First National Corp. Class A	28,907	505,583
SmartFinancial, Inc.	23,989	555,105
Southern Missouri Bancorp, Inc.	11,827	442,448
Southside Bancshares, Inc.	31,650	1,050,780
Stock Yards Bancorp, Inc.	10,016	552,282
Tompkins Financial Corp.	11,453	758,303
Towne Bank	19,546	520,901
TriCo Bancshares	11,898	494,838
TrustCo Bank Corp. NY	17,508	559,206

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Trustmark Corp.	22,141	$546,883
UMB Financial Corp.	8,377	483,520
Univest Financial Corp.	20,522	487,192
Washington Federal, Inc.	17,857	537,853
Washington Trust Bancorp, Inc.	18,667	646,998
WesBanco, Inc.	15,380	472,166
West BanCorp, Inc.	24,697	451,214
Westamerica BanCorp	20,324	900,353
		52,163,216
BEVERAGES — 0.2%
Primo Water Corp.	29,225	448,604
BIOTECHNOLOGY — 1.7%
Agios Pharmaceuticals, Inc. (a)	9,164	210,497
Alkermes PLC (a)	9,793	276,065
Anika Therapeutics, Inc. (a)	8,119	233,178
Blueprint Medicines Corp. (a)	4,135	186,034
Crinetics Pharmaceuticals, Inc. (a)	9,872	158,544
Eagle Pharmaceuticals, Inc. (a)	11,661	330,823
Emergent BioSolutions, Inc. (a)	18,366	190,272
Enanta Pharmaceuticals, Inc. (a)	3,954	159,900
Immatics NV (a)	33,456	230,846
Ironwood Pharmaceuticals, Inc. (a)	29,062	305,732
PTC Therapeutics, Inc. (a)	5,430	263,029
Sinovac Biotech Ltd. (a)	30,008	194,152
Travere Therapeutics, Inc. (a)	8,645	194,426
Vanda Pharmaceuticals, Inc. (a)	30,412	206,497
Xencor, Inc. (a)	8,426	235,001
		3,374,996
BUILDING PRODUCTS — 1.6%
Apogee Enterprises, Inc.	7,593	328,397
Armstrong World Industries, Inc.	6,062	431,857
AZZ, Inc.	8,601	354,705
CSW Industrials, Inc.	3,927	545,578
Gibraltar Industries, Inc. (a)	6,064	294,104
Janus International Group, Inc. (a)	35,936	354,329
Simpson Manufacturing Co., Inc.	3,586	393,169
Zurn Elkay Water Solutions Corp.	17,966	383,754
		3,085,893
CAPITAL MARKETS — 0.8%
Artisan Partners Asset Management, Inc. Class A	7,521	240,522
Diamond Hill Investment Group, Inc.	3,328	547,722
PJT Partners, Inc. Class A	8,765	632,745
WisdomTree, Inc.	39,045	228,804
		1,649,793
CHEMICALS — 3.5%
American Vanguard Corp.	14,052	307,458
Balchem Corp.	4,760	602,045
Cabot Corp.	3,450	264,408
Chase Corp.	6,351	665,140
Ecovyst, Inc. (a)	34,252	378,485
Hawkins, Inc.	9,540	417,661
Security Description	Shares	Value
HB Fuller Co.	4,607	$315,349
Innospec, Inc.	3,981	408,729
Mativ Holdings, Inc.	11,794	253,217
Minerals Technologies, Inc.	6,555	396,053
NewMarket Corp.	3,265	1,191,660
Quaker Chemical Corp. (b)	1,598	316,324
Sensient Technologies Corp.	9,492	726,708
Stepan Co.	6,579	677,834
		6,921,071
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	7,562	339,836
Brady Corp. Class A	11,092	595,973
Casella Waste Systems, Inc. Class A (a)	7,587	627,141
Ennis, Inc.	41,851	882,638
Healthcare Services Group, Inc.	26,516	367,777
HNI Corp.	16,166	450,062
Kimball International, Inc. Class B	40,330	500,092
Matthews International Corp. Class A	8,923	321,763
Stericycle, Inc. (a)	8,197	357,471
UniFirst Corp.	3,112	548,428
		4,991,181
COMMUNICATIONS EQUIPMENT — 1.4%
AudioCodes Ltd.	16,752	252,620
Digi International, Inc. (a)	7,948	267,689
Harmonic, Inc. (a)	21,496	313,627
Ituran Location & Control Ltd.	14,900	324,522
NETGEAR, Inc. (a)	12,765	236,280
NetScout Systems, Inc. (a)	20,522	587,955
Radware Ltd. (a)	18,005	387,828
Viavi Solutions, Inc. (a)	43,986	476,368
		2,846,889
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	8,972	566,223
Argan, Inc.	13,784	557,838
Construction Partners, Inc. Class A (a)	11,758	316,761
Great Lakes Dredge & Dock Corp. (a)	60,453	328,260
IES Holdings, Inc. (a)	8,069	347,693
MYR Group, Inc. (a)	2,596	327,122
Northwest Pipe Co. (a)	7,668	239,472
		2,683,369
CONSUMER FINANCE — 0.2%
PRA Group, Inc. (a)	7,571	294,966
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Ingles Markets, Inc. Class A	4,376	388,151
PriceSmart, Inc.	5,622	401,861
Weis Markets, Inc. (b)	5,290	447,904
		1,237,916
CONTAINERS & PACKAGING — 0.3%
TriMas Corp.	24,056	670,200

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	5,930	$229,017
Carriage Services, Inc.	7,294	222,613
Frontdoor, Inc. (a)	10,303	287,248
Graham Holdings Co. Class B	765	455,817
Grand Canyon Education, Inc. (a)	2,933	334,069
Perdoceo Education Corp. (a)	17,530	235,428
Strategic Education, Inc.	3,368	302,547
		2,066,739
DIVERSIFIED REITs — 1.0%
Armada Hoffler Properties, Inc. REIT	40,520	478,541
CTO Realty Growth, Inc. REIT	35,178	607,172
Gladstone Commercial Corp. REIT	41,031	518,222
One Liberty Properties, Inc. REIT	19,344	443,558
		2,047,493
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Anterix, Inc. (a)	9,310	307,603
ATN International, Inc.	9,534	390,131
Cogent Communications Holdings, Inc.	8,207	522,950
EchoStar Corp. Class A (a)	23,125	422,956
Liberty Latin America Ltd. Class C (a)	31,491	260,116
Lumen Technologies, Inc.	86,339	228,798
		2,132,554
ELECTRIC UTILITIES — 1.7%
Hawaiian Electric Industries, Inc.	26,645	1,023,168
MGE Energy, Inc.	15,862	1,232,001
PNM Resources, Inc.	21,401	1,041,801
		3,296,970
ELECTRICAL EQUIPMENT — 0.2%
EnerSys	4,055	352,298
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Advanced Energy Industries, Inc.	2,765	270,970
Avnet, Inc.	7,869	355,679
Badger Meter, Inc.	4,160	506,771
Benchmark Electronics, Inc.	14,440	342,084
CTS Corp.	7,349	363,482
ePlus, Inc. (a)	7,165	351,372
Fabrinet (a)	2,509	297,969
Hollysys Automation Technologies Ltd.	20,743	359,476
Kimball Electronics, Inc. (a)	10,099	243,386
Knowles Corp. (a)	19,941	338,997
Methode Electronics, Inc.	10,243	449,463
Mirion Technologies, Inc. (a)	38,462	328,465
OSI Systems, Inc. (a)	5,851	598,908
Plexus Corp. (a)	4,660	454,676
Sanmina Corp. (a)	5,063	308,792
ScanSource, Inc. (a)	8,833	268,877
TTM Technologies, Inc. (a)	18,808	253,720
Vishay Intertechnology, Inc.	15,683	354,749
Security Description	Shares	Value
Vishay Precision Group, Inc. (a)	7,259	$303,136
		6,750,972
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	15,039	146,931
Cactus, Inc. Class A	3,075	126,782
Dril-Quip, Inc. (a)	6,300	180,747
Expro Group Holdings NV (a)	5,609	102,981
Helmerich & Payne, Inc.	3,199	114,364
National Energy Services Reunited Corp. (a) (b)	30,363	159,710
		831,515
FINANCIAL SERVICES — 1.5%
Alerus Financial Corp.	29,972	481,050
Cannae Holdings, Inc. (a)	18,177	366,812
Cass Information Systems, Inc.	13,038	564,676
EVERTEC, Inc.	13,388	451,845
Waterstone Financial, Inc.	32,637	493,798
Western Union Co.	58,231	649,276
		3,007,457
FOOD PRODUCTS — 1.6%
Cal-Maine Foods, Inc.	10,723	652,923
Hostess Brands, Inc. (a)	24,811	617,298
J & J Snack Foods Corp.	4,606	682,701
John B Sanfilippo & Son, Inc.	5,579	540,717
Nomad Foods Ltd. (a)	31,177	584,257
		3,077,896
GAS UTILITIES — 1.7%
Chesapeake Utilities Corp.	8,469	1,083,947
Southwest Gas Holdings, Inc.	17,540	1,095,373
Spire, Inc.	15,593	1,093,693
		3,273,013
GROUND TRANSPORTATION — 1.1%
Heartland Express, Inc.	59,278	943,706
Marten Transport Ltd.	22,882	479,378
Werner Enterprises, Inc.	14,536	661,242
		2,084,326
HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
AngioDynamics, Inc. (a)	21,441	221,700
Artivion, Inc. (a)	17,777	232,879
AtriCure, Inc. (a)	6,870	284,762
Avanos Medical, Inc. (a)	10,016	297,876
Cardiovascular Systems, Inc. (a)	9,682	192,285
Cerus Corp. (a)	72,224	214,505
CONMED Corp. (b)	3,628	376,804
Haemonetics Corp. (a)	3,431	283,915
ICU Medical, Inc. (a)	2,665	439,618
Inari Medical, Inc. (a)	3,289	203,063
Integer Holdings Corp. (a)	4,091	317,053
Integra LifeSciences Holdings Corp. (a)	8,207	471,164
iRadimed Corp.	4,877	191,910
LeMaitre Vascular, Inc.	6,856	352,878

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
LivaNova PLC (a)	7,423	$323,494
Merit Medical Systems, Inc. (a)	3,663	270,879
Mesa Laboratories, Inc.	2,085	364,312
Neogen Corp. (a)	15,273	282,856
Nevro Corp. (a)	5,728	207,067
NuVasive, Inc. (a)	8,320	343,699
Omnicell, Inc. (a)	5,169	303,265
Orchestra BioMed Holdings, Inc. (a)	33,486	655,321
Orthofix Medical, Inc. (a)	19,362	324,313
OrthoPediatrics Corp. (a)	6,286	278,407
Silk Road Medical, Inc. (a)	3,902	152,685
UFP Technologies, Inc. (a)	4,009	520,529
Varex Imaging Corp. (a)	14,658	266,629
		8,373,868
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Addus HomeCare Corp. (a)	3,334	355,938
Amedisys, Inc. (a)	2,718	199,909
AMN Healthcare Services, Inc. (a)	3,450	286,212
Brookdale Senior Living, Inc. (a)	58,510	172,605
National HealthCare Corp.	20,826	1,209,366
National Research Corp.	8,394	365,223
Patterson Cos., Inc.	11,212	300,145
Pediatrix Medical Group, Inc. (a)	11,335	169,005
Premier, Inc. Class A	23,349	755,807
Select Medical Holdings Corp.	9,750	252,037
U.S. Physical Therapy, Inc.	2,757	269,938
		4,336,185
HEALTH CARE REITs — 1.7%
Community Healthcare Trust, Inc. REIT	17,634	645,404
Global Medical REIT, Inc.	49,010	446,481
LTC Properties, Inc. REIT	14,157	497,335
National Health Investors, Inc. REIT	9,213	475,207
Physicians Realty Trust REIT	51,433	767,895
Universal Health Realty Income Trust REIT	10,016	481,870
		3,314,192
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc. (a)	14,968	452,034
HealthStream, Inc. (a)	21,613	585,712
NextGen Healthcare, Inc. (a)	13,793	240,136
		1,277,882
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	25,858	401,316
HOTELS, RESTAURANTS & LEISURE — 0.9%
Accel Entertainment, Inc. (a)	24,902	226,857
Arcos Dorados Holdings, Inc. Class A	31,308	241,385
Cracker Barrel Old Country Store, Inc. (b)	2,468	280,365
MakeMyTrip Ltd. (a) (b)	8,446	206,674
Security Description	Shares	Value
Papa John's International, Inc.	3,604	$270,048
Wendy's Co.	22,075	480,793
		1,706,122
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	783	248,790
Ethan Allen Interiors, Inc. (b)	10,844	297,776
Helen of Troy Ltd. (a) (b)	3,764	358,220
La-Z-Boy, Inc.	12,348	359,080
Leggett & Platt, Inc.	9,308	296,739
MDC Holdings, Inc.	7,434	288,960
Tri Pointe Homes, Inc. (a)	9,777	247,554
		2,097,119
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	8,941	367,118
WD-40 Co. (b)	3,168	564,062
		931,180
INDUSTRIAL REITs — 0.4%
LXP Industrial Trust REIT	67,954	700,606
INSURANCE — 3.1%
AMERISAFE, Inc.	17,556	859,366
CNO Financial Group, Inc.	19,121	424,295
Employers Holdings, Inc.	13,798	575,239
Enstar Group Ltd. (a)	3,096	717,622
Horace Mann Educators Corp.	25,057	838,909
James River Group Holdings Ltd.	21,251	438,833
Safety Insurance Group, Inc.	12,700	946,404
United Fire Group, Inc.	16,024	425,437
White Mountains Insurance Group Ltd.	672	925,673
		6,151,778
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	5,008	390,874
IT SERVICES — 0.2%
Hackett Group, Inc.	23,726	438,456
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Clarus Corp. (b)	27,274	257,739
Johnson Outdoors, Inc. Class A	4,543	286,254
Sturm Ruger & Co., Inc.	5,779	331,946
		875,939
MACHINERY — 4.6%
Alamo Group, Inc.	2,850	524,856
Albany International Corp. Class A	3,371	301,233
Allison Transmission Holdings, Inc.	11,050	499,902
Barnes Group, Inc.	8,273	333,236
Columbus McKinnon Corp.	9,464	351,682
Douglas Dynamics, Inc.	13,211	421,299
ESCO Technologies, Inc.	5,196	495,958
Federal Signal Corp.	9,057	490,980
Franklin Electric Co., Inc.	7,194	676,955
Gorman-Rupp Co.	26,449	661,225
Hillenbrand, Inc.	6,922	329,003
Kadant, Inc.	2,205	459,787

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lindsay Corp.	3,951	$597,115
Luxfer Holdings PLC	17,195	290,595
Miller Industries, Inc.	14,879	525,973
Mueller Industries, Inc.	4,928	362,109
Mueller Water Products, Inc. Class A	31,087	433,353
SPX Technologies, Inc. (a)	5,338	376,756
Standex International Corp.	3,379	413,725
Tennant Co.	7,099	486,494
		9,032,236
MARINE TRANSPORTATION — 0.1%
Kirby Corp. (a)	4,178	291,207
MEDIA — 1.1%
Altice USA, Inc. Class A (a)	52,617	179,950
Cable One, Inc.	607	426,114
John Wiley & Sons, Inc. Class A	10,503	407,201
Scholastic Corp.	7,105	243,133
TechTarget, Inc. (a)	5,598	202,200
TEGNA, Inc.	30,061	508,332
Thryv Holdings, Inc. (a)	10,012	230,877
		2,197,807
METALS & MINING — 0.6%
Materion Corp.	2,597	301,252
SunCoke Energy, Inc.	20,183	181,243
Tredegar Corp.	23,644	215,870
Warrior Met Coal, Inc.	5,920	217,323
Worthington Industries, Inc.	4,847	313,359
		1,229,047
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
KKR Real Estate Finance Trust, Inc. REIT	65,121	741,728
MULTI-UTILITIES — 0.6%
NorthWestern Corp.	19,125	1,106,572
OFFICE REITs — 3.7%
Brandywine Realty Trust REIT	85,020	402,145
Cousins Properties, Inc. REIT	24,445	522,634
Douglas Emmett, Inc. REIT	41,428	510,807
Easterly Government Properties, Inc. REIT	59,290	814,644
Equity Commonwealth REIT	141,827	2,937,237
JBG SMITH Properties REIT	36,511	549,856
Kilroy Realty Corp. REIT	18,544	600,826
Piedmont Office Realty Trust, Inc. Class A REIT	56,085	409,420
Postal Realty Trust, Inc. Class A REIT	37,431	569,700
		7,317,269
OIL, GAS & CONSUMABLE FUELS — 0.9%
Arch Resources, Inc.	1,072	140,925
CVR Energy, Inc.	3,818	125,154
Delek U.S. Holdings, Inc.	5,494	126,087
Permian Basin Royalty Trust (b)	6,987	170,483
Security Description	Shares	Value
REX American Resources Corp. (a)	10,514	$300,595
Sabine Royalty Trust	5,328	382,604
San Juan Basin Royalty Trust	11,058	116,330
SFL Corp. Ltd.	40,559	385,311
Sitio Royalties Corp. Class A	5,414	122,356
		1,869,845
PERSONAL CARE PRODUCTS — 0.3%
Herbalife Nutrition Ltd. (a)	13,579	218,622
USANA Health Sciences, Inc. (a)	4,479	281,729
		500,351
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	9,046	339,225
ANI Pharmaceuticals, Inc. (a)	6,138	243,801
Corcept Therapeutics, Inc. (a)	10,642	230,506
Harmony Biosciences Holdings, Inc. (a)	4,898	159,920
Innoviva, Inc. (a)	35,393	398,171
Nuvation Bio, Inc. (a)	100,483	166,802
Pacira BioSciences, Inc. (a)	8,972	366,147
Phibro Animal Health Corp. Class A	22,278	341,299
Prestige Consumer Healthcare, Inc. (a)	9,677	606,071
Supernus Pharmaceuticals, Inc. (a)	7,774	281,652
Theravance Biopharma, Inc. (a)	16,091	174,587
		3,308,181
PROFESSIONAL SERVICES — 2.3%
ASGN, Inc. (a)	2,974	245,860
CBIZ, Inc. (a)	13,459	666,086
CSG Systems International, Inc.	10,821	581,088
Forrester Research, Inc. (a)	12,945	418,771
Huron Consulting Group, Inc. (a)	4,495	361,263
IBEX Holdings Ltd. (a)	8,874	216,525
ICF International, Inc.	6,811	747,167
Kforce, Inc.	5,880	371,851
Resources Connection, Inc.	36,001	614,177
TrueBlue, Inc. (a)	18,071	321,664
		4,544,452
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Kennedy-Wilson Holdings, Inc. (b)	28,161	467,191
Marcus & Millichap, Inc.	12,277	394,215
Tejon Ranch Co. (a)	39,668	724,734
		1,586,140
RESIDENTIAL REITs — 0.8%
Centerspace REIT	9,177	501,340
Elme Communities REIT	32,491	580,289
Independence Realty Trust, Inc. REIT	28,258	452,976
		1,534,605
RETAIL REITs — 1.0%
Getty Realty Corp. REIT	22,083	795,651
NETSTREIT Corp.	36,772	672,192

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	11,014	$429,546
		1,897,389
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Camtek Ltd. (a)	8,780	248,913
CEVA, Inc. (a)	8,908	271,070
Diodes, Inc. (a)	2,548	236,352
Nova Ltd. (a) (b)	3,563	372,227
NVE Corp.	3,504	290,797
		1,419,359
SOFTWARE — 3.2%
A10 Networks, Inc.	19,346	299,670
ACI Worldwide, Inc. (a)	15,318	413,280
American Software, Inc. Class A	21,587	272,212
Blackbaud, Inc. (a)	7,170	496,881
Blackline, Inc. (a)	4,610	309,561
Box, Inc. Class A (a)	10,250	274,597
CommVault Systems, Inc. (a)	7,692	436,444
E2open Parent Holdings, Inc. (a)	75,347	438,520
Envestnet, Inc. (a)	5,927	347,737
InterDigital, Inc. (b)	3,918	285,622
Magic Software Enterprises Ltd.	26,227	357,474
Model N, Inc. (a)	8,762	293,264
nCino, Inc. (a)	16,554	410,208
Progress Software Corp.	7,615	437,482
Q2 Holdings, Inc. (a)	8,607	211,904
Qualys, Inc. (a)	2,585	336,102
Sapiens International Corp. NV	15,621	339,288
Verint Systems, Inc. (a)	9,574	356,536
		6,316,782
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	21,671	582,083
PotlatchDeltic Corp. REIT	9,602	475,299
		1,057,382
SPECIALTY RETAIL — 1.1%
Arko Corp.	88,676	752,859
Buckle, Inc.	5,724	204,290
Group 1 Automotive, Inc.	960	217,363
Monro, Inc.	7,517	371,565
PetMed Express, Inc.	14,056	228,270
Winmark Corp.	1,500	480,645
		2,254,992
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc. (b)	5,507	396,063
Oxford Industries, Inc.	2,174	229,553
Steven Madden Ltd.	8,930	321,480
		947,096
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	4,978	$547,680
McGrath RentCorp	6,335	591,119
Rush Enterprises, Inc. Class A	9,704	529,838
Transcat, Inc. (a)	4,530	404,937
		2,073,574
WATER UTILITIES — 0.4%
Artesian Resources Corp. Class A	14,337	793,696
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	13,577	258,234
Telephone & Data Systems, Inc.	20,641	216,937
		475,171
TOTAL COMMON STOCKS (Cost $211,395,392)		197,794,671
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	283,818	283,846
State Street Navigator Securities Lending Portfolio II (f) (g)	4,458,199	4,458,199
TOTAL SHORT-TERM INVESTMENTS (Cost $4,742,072)		4,742,045
TOTAL INVESTMENTS — 102.5% (Cost $216,137,464)		202,536,716
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(4,859,582)
NET ASSETS — 100.0%		$197,677,134
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$197,600,519	$194,152	$—	$197,794,671
Short-Term Investments	4,742,045	—	—	4,742,045
TOTAL INVESTMENTS	$202,342,564	$194,152	$—	$202,536,716

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	291,524	$291,495	$8,267,045	$8,274,734	$69	$(29)	283,818	$283,846	$8,392
State Street Navigator Securities Lending Portfolio II	2,176,489	2,176,489	24,919,864	22,638,154	—	—	4,458,199	4,458,199	24,973
Total		$2,467,984	$33,186,909	$30,912,888	$69	$(29)		$4,742,045	$33,365
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
BANKS — 39.5%
Associated Banc-Corp. 5 Year CMT + 2.81% 6.63%, 3/1/2033 (a)	$177,515	$4,214,206
Bank of America Corp.:
3 Month USD LIBOR + 0.50%, 5.42%, 5/1/2023 (b) (c)	86,405	1,760,934
3 Month USD LIBOR + 0.65%, 5.60%, 5/1/2023 (c)	61,856	1,297,739
3 Month USD LIBOR + 0.35%, 5.21%, 5/15/2023 (c)	64,805	1,375,162
6.00%, 5/16/2023 (b)	279,274	6,872,933
5.88%, 7/24/2023 (b)	175,836	4,209,514
3 Month USD LIBOR + 1.33%, 6.45%, 12/15/2066 (b) (c)	217,214	5,432,522
5.38%, 6/25/2024 (b)	288,273	6,621,631
5.00%, 9/17/2024 (b)	269,965	5,752,954
4.38%, 11/3/2025 (b)	226,419	4,204,601
4.13%, 2/2/2026 (b)	188,459	3,299,917
4.25%, 11/17/2026	268,304	4,877,767
4.75%, 2/17/2027	142,036	2,942,986
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 11.17%, 10/30/2040 (c)	1,331,327	37,996,073
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025	266,272	5,258,872
Series D, COR, 6.35%, 4/6/2024	177,515	4,178,703
Fifth Third Bancorp:
3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (c)	266,740	6,324,405
4.95%, 9/30/2024	148,188	3,217,161
Huntington Bancshares, Inc.:
4.50%, 4/15/2026	296,378	5,420,754
Class E, 6.88%, 4/15/2028 (a)	192,308	4,678,854
JPMorgan Chase & Co.:
5.75%, 12/1/2023 (b)	384,380	9,574,906
6.00%, 3/1/2024 (b)	419,221	10,555,985
4.75%, 12/1/2024	203,946	4,407,273
4.55%, 6/1/2026 (b)	339,909	7,178,878
4.63%, 6/1/2026 (b)	419,221	8,853,947
4.20%, 9/1/2026 (b)	453,212	8,960,001
KeyCorp:
3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (c)	296,378	6,938,209
5.65%, 12/15/2023	251,921	5,192,092
5.63%, 9/15/2024 (b)	266,740	5,852,276
Security Description	Shares	Value
5 Year CMT + 3.13%, 6.20%, 12/15/2027 (b) (c)	$355,652	$7,941,709
Morgan Stanley:
3 Month USD LIBOR + 0.70%, 5.49%, 5/1/2023 (c)	303,396	6,289,399
3 Month USD LIBOR + 3.94%, 6.88%, 1/15/2024 (c)	234,443	5,790,742
3 Month USD LIBOR + 3.71%, 6.38%, 10/15/2024 (c)	275,814	6,793,299
3 Month USD LIBOR + 4.32%, 7.13%, 10/15/2023 (b) (c)	237,889	5,971,014
3 Month USD LIBOR + 3.49%, 5.85%, 4/15/2027 (b) (c)	275,814	6,834,671
4.88%, 1/15/2025 (b)	137,907	3,067,052
4.25%, 1/15/2027 (b)	358,558	6,794,674
6.50%, 10/15/2027 (b)	275,814	7,002,917
Northern Trust Corp. 4.70%, 1/1/2025 (b)	237,103	5,455,740
Regions Financial Corp.:
3 Month USD LIBOR + 3.54%, 6.38%, 9/15/2024 (c)	296,378	6,979,702
3 Month USD LIBOR + 3.15%, 5.70%, 5/15/2029 (c)	296,378	6,348,417
4.45%, 6/15/2026 (b)	237,103	4,184,868
State Street Corp.:
3 Month USD LIBOR + 3.11%, 5.90%, 3/15/2024 (b) (c) (d)	444,566	10,371,725
3 Month USD LIBOR + 3.71%, 5.35%, 3/15/2026 (b) (c) (d)	296,378	7,430,196
Truist Financial Corp.:
5.25%, 6/1/2025 (b)	340,834	7,863,040
4.75%, 9/1/2025 (b)	548,299	11,618,456
U.S. Bancorp:
3 Month USD LIBOR + 0.60%, 5.39%, 5/1/2023 (c)	592,754	11,333,456
5.50%, 10/15/2023 (b)	340,834	8,408,375
3.75%, 1/15/2026 (b)	296,378	5,275,528
4.00%, 4/15/2026 (b)	444,566	8,268,928
4.50%, 4/15/2027 (b)	266,740	5,638,884
Wells Fargo & Co.:
3 Month USD LIBOR + 3.69%, 6.63%, 3/15/2024 (c)	230,394	5,598,574
3 Month USD LIBOR + 3.09%, 5.85%, 9/15/2023 (c)	473,128	11,004,957
5.63%, 6/15/2023 (b)	189,251	4,314,923

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
4.75%, 3/15/2025	$551,984	$10,603,613
4.70%, 12/15/2025	320,904	6,061,876
4.38%, 3/15/2026	287,993	5,065,797
Class A, 4.25%, 9/15/2026	342,847	5,896,968
		391,660,755
DIVERSIFIED FINANCIAL SERVICES — 9.0%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	177,827	4,113,138
4.75%, 9/30/2060	163,003	2,927,534
Apollo Asset Management, Inc.:
6.38%, 5/1/2023 (b)	163,008	3,439,469
6.38%, 5/1/2023	177,827	3,983,325
Brookfield Finance, Inc. 4.63%, 10/16/2080 (b)	237,103	3,649,015
Capital One Financial Corp.:
5.00%, 12/1/2024 (b)	889,133	17,916,030
4.80%, 6/1/2025 (b)	740,943	14,181,649
4.38%, 9/1/2026	400,110	6,829,878
4.25%, 9/1/2026	251,921	4,186,927
Carlyle Finance LLC 4.63%, 5/15/2061	296,378	5,453,355
Charles Schwab Corp.:
5.95%, 6/1/2023 (b)	444,566	10,238,355
4.45%, 6/1/2026 (b)	355,652	6,871,197
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	296,378	5,482,993
		89,272,865
ELECTRIC — 14.4%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	177,827	3,259,569
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	207,464	3,184,572
4.88%, 12/9/2026 (b)	154,116	2,296,328
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	148,188	2,704,431
CMS Energy Corp.:
5.88%, 10/15/2078	165,971	4,004,880
5.88%, 3/1/2079	373,437	9,070,785
DTE Energy Co.:
5.25%, 12/1/2077	237,103	5,460,482
4.38%, 12/1/2081	165,971	3,294,524
Duke Energy Corp.:
5.63%, 9/15/2078	296,378	7,424,269
5.75%, 6/15/2024	592,754	15,085,589
Entergy Arkansas LLC 4.88%, 9/1/2066 (b)	243,029	5,460,862
Entergy Louisiana LLC 4.88%, 9/1/2066	160,044	3,743,429
Entergy Mississippi LLC 4.90%, 10/1/2066	154,116	3,556,997
Security Description	Shares	Value
Georgia Power Co. 5.00%, 10/1/2077	$160,044	$4,015,504
National Rural Utilities Cooperative Finance Corp. 5.50%, 5/15/2064 (b)	148,188	3,464,636
NextEra Energy Capital Holdings, Inc. 5.65%, 3/1/2079	407,519	10,473,238
SCE Trust III Series H, 3 Month USD LIBOR + 2.99% 5.75%, 3/15/2024 (c)	162,722	3,337,428
SCE Trust IV Series J, 3 Month USD LIBOR + 3.13% 5.38%, 9/15/2025 (c)	192,308	3,903,853
SCE Trust V Series K, 3 Month USD LIBOR + 3.79% 5.45%, 3/15/2026 (c)	177,515	3,976,336
SCE Trust VI 5.00%, 5/1/2023	281,065	5,615,679
Sempra Energy 5.75%, 7/1/2079	449,011	11,108,532
Southern Co.:
5.25%, 12/1/2077	266,743	6,513,864
4.95%, 1/30/2080	592,754	13,396,241
4.20%, 10/15/2060	444,566	8,891,320
		143,243,348
GAS — 1.1%
NiSource, Inc. 5 Year CMT + 3.63% 6.50%, 3/15/2024 (b) (c)	296,378	7,113,072
Spire, Inc. 5.90%, 8/15/2024	148,188	3,563,921
		10,676,993
INSURANCE — 25.2%
AEGON Funding Co. LLC 5.10%, 12/15/2049	548,299	11,837,775
Allstate Corp.:
3 Month USD LIBOR + 3.17%, 7.99%, 1/15/2053 (c)	296,378	7,563,567
5.63%, 4/17/2023 (b)	340,834	8,500,400
5.10%, 10/15/2024 (b)	681,668	15,317,080
4.75%, 1/15/2025	177,827	3,937,090
Arch Capital Group Ltd.:
5.45%, 5/1/2023	195,609	4,500,963
4.55%, 6/11/2026	296,378	5,705,277
Assurant, Inc. 5.25%, 1/15/2061	148,188	2,892,630
Athene Holding Ltd.:
3 month USD LIBOR + 4.25%, 6.35%, 6/30/2029 (b) (c)	511,251	11,119,709
5.63%, 9/30/2024 (b)	204,501	4,114,560

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
5 Year CMT + 5.97%, 6.38%, 6/30/2025 (c)	$355,652	$8,567,657
4.88%, 12/30/2025 (b)	340,834	5,364,727
5 Year CMT + 3.96%, 7.75%, 12/30/2027	296,378	7,080,470
Axis Capital Holdings Ltd. 5.50%, 5/1/2023	326,015	6,908,258
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	222,283	4,872,443
6.60%, 3/25/2024	251,921	5,723,645
6.75%, 6/25/2025	238,584	5,690,228
5.38%, 12/25/2025	340,834	5,708,969
4.63%, 12/25/2026	207,464	3,311,125
Equitable Holdings, Inc.:
5.25%, 12/15/2024	474,204	10,380,326
4.30%, 3/15/2026	177,823	3,307,508
Globe Life, Inc. 4.25%, 6/15/2061	192,647	3,679,558
Hartford Financial Services Group, Inc. 6.00%, 11/15/2023	204,501	5,173,875
Lincoln National Corp. 9.00%, 12/1/2027 (b)	296,378	7,557,639
MetLife, Inc.:
3 Month USD LIBOR + 1.00%, 6.19%, 5/1/2023 (b) (c)	355,652	8,482,300
5.63%, 6/15/2023 (b)	477,167	11,900,545
4.75%, 3/15/2025 (b)	592,754	12,904,255
Prudential Financial, Inc.:
5.63%, 8/15/2058 (b)	334,906	8,372,650
4.13%, 9/1/2060 (b)	296,378	5,945,343
5.95%, 9/1/2062 (b)	177,827	4,507,914
Reinsurance Group of America, Inc.:
3 Month USD LIBOR + 4.04%, 5.75%, 6/15/2056 (c)	237,103	6,069,837
5 year CMT + 3.46%, 7.13%, 10/15/2052 (c)	414,928	10,912,606
RenaissanceRe Holdings Ltd.:
5.75%, 6/30/2023 (b)	148,188	3,426,107
4.20%, 7/15/2026	296,378	5,118,448
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35%, 9/15/2029 (b) (c)	177,827	4,125,586
W R Berkley Corp.:
5.10%, 12/30/2059	177,827	3,764,598
4.25%, 9/30/2060 (b)	148,188	2,870,402
4.13%, 3/30/2061	177,827	3,085,298
		250,301,368
PIPELINES — 0.9%
Enbridge, Inc. 3 Month USD LIBOR + 3.59% 6.38%, 4/15/2078 (c)	355,652	9,030,004
Security Description	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 5.2%
Digital Realty Trust, Inc. 5.20%, 10/10/2024	$204,501	$4,396,772
Kimco Realty Corp. Class M, , 5.25%, 5/1/2023 (b)	155,436	3,155,351
Public Storage:
5.15%, 5/1/2023	165,969	3,978,277
5.05%, 5/1/2023	177,827	4,187,826
5.60%, 3/11/2024	168,935	4,299,396
4.88%, 9/12/2024 (b)	187,459	4,086,606
4.70%, 11/15/2024 (b)	153,376	3,308,320
4.63%, 6/17/2025	334,906	6,999,535
3.88%, 10/6/2025	167,453	3,047,645
4.00%, 6/16/2026	357,875	6,609,951
4.00%, 11/19/2026 (b)	257,849	4,770,206
4.10%, 1/13/2027	148,188	2,742,960
		51,582,845
SAVINGS & LOANS — 0.3%
Washington Federal, Inc. 4.88%, 4/15/2026 (b)	177,827	2,880,797
SOVEREIGN — 0.3%
Tennessee Valley Authority 30 Year CMT + 0.94% 2.13%, 6/1/2028 (c)	151,745	3,279,210
TELECOMMUNICATIONS — 3.1%
AT&T, Inc.:
5.35%, 11/1/2066	783,918	18,414,234
5.63%, 8/1/2067 (b)	489,022	12,181,538
		30,595,772
TOTAL PREFERRED STOCKS (Cost $1,150,346,635)		982,523,957
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	7,219,609	7,220,331

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	81,400,859	$81,400,859
TOTAL SHORT-TERM INVESTMENTS (Cost $88,622,707)		88,621,190
TOTAL INVESTMENTS — 107.9% (Cost $1,238,969,342)		1,071,145,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(78,175,125)
NET ASSETS — 100.0%		$992,970,022
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$982,523,957	$—	$—	$982,523,957
Short-Term Investments	88,621,190	—	—	88,621,190
TOTAL INVESTMENTS	$1,071,145,147	$—	$—	$1,071,145,147

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
Apollo Asset Management, Inc.	343,313	$8,432,063	$828,121	$824,822	$(54,122)	$—*	—	$—*	$219,953
Athene Holding, Ltd.	1,419,594	32,483,230	2,499,663	2,453,685	(210,835)	—*	—	—*	628,967
Bank of America Corp.	2,182,321	46,338,380	1,277,250	1,684,862	(115,369)	—*	—	—*	309,383
Brighthouse Financial, Inc.	1,042,817	22,004,930	1,285,269	1,277,373	(150,543)	—*	—	—*	354,820
Capital One Financial Corp.	2,297,375	44,183,755	3,523,414	3,617,578	(323,777)	—*	—	—*	854,756
First Republic Bank	2,048,094	37,694,257	783,469	1,787,923	(3,746,129)	—*	—	—*	189,826
Morgan Stanley	2,252,737	50,940,909	1,389,907	2,733,638	(408,757)	—*	—	—*	280,367
Public Storage	2,134,550	44,988,797	517,318	564,737	(30,249)	—*	—	—*	118,230
State Street Corp.	745,589	18,551,746	3,562,208	3,645,687	(139,366)	(526,980)	740,944	17,801,921	507,853
State Street Institutional Liquid Reserves Fund, Premier Class	7,520,438	7,519,686	90,921,478	91,224,286	4,784	(1,331)	7,219,609	7,220,331	170,330
State Street Navigator Securities Lending Portfolio II	91,699,346	91,699,346	226,841,710	237,140,197	—	—	81,400,859	81,400,859	57,086
U.S. Bancorp	1,953,967	38,833,368	2,240,762	2,281,416	(139,232)	—*	—	—*	449,531
Wells Fargo & Co.	2,511,120	52,223,132	1,186,242	1,451,576	(79,560)	—*	—	—*	297,098
Total		$495,893,599	$336,856,811	$350,687,780	$(5,393,155)	$(528,311)		$106,423,111	$4,438,200

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2023.
*	As of March 31, 2023, no longer an affiliate.
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$22,634,724	$23,177,437
2.00%, 1/15/2026	34,324,171	34,846,606
2.38%, 1/15/2025	47,806,579	48,431,101
2.38%, 1/15/2027	23,537,114	24,417,491
2.50%, 1/15/2029	24,667,268	26,425,570
3.38%, 4/15/2032	12,379,915	14,641,534
3.63%, 4/15/2028	33,078,142	36,941,277
3.88%, 4/15/2029	42,931,364	49,490,153
U.S. Treasury Inflation-Indexed Notes:
0.13%, 7/15/2024	50,314,537	49,348,972
0.13%, 10/15/2024	38,680,033	37,805,013
0.13%, 4/15/2025	38,610,597	37,439,614
0.13%, 10/15/2025	36,012,911	34,925,463
0.13%, 4/15/2026	43,504,903	41,773,873
0.13%, 7/15/2026	49,393,870	47,603,512
0.13%, 10/15/2026	38,390,356	36,885,140
0.13%, 4/15/2027	28,112,181	26,787,619
0.13%, 1/15/2030	48,177,139	44,908,826
0.13%, 7/15/2030	45,988,914	42,809,233
0.13%, 1/15/2031	50,474,272	46,665,549
0.13%, 7/15/2031	54,047,280	49,797,394
0.13%, 1/15/2032	49,785,710	45,493,259
0.25%, 1/15/2025	56,331,985	55,018,885
0.25%, 7/15/2029 (a)	48,907,592	46,361,536
0.38%, 7/15/2025	51,020,792	49,945,207
0.38%, 1/15/2027	45,254,860	43,647,195
0.38%, 7/15/2027	45,990,751	44,443,143
0.50%, 4/15/2024	31,982,774	31,494,637
0.50%, 1/15/2028	44,515,499	43,006,318
0.63%, 1/15/2026	58,325,062	57,070,284
0.63%, 7/15/2032	46,673,964	44,598,280
0.75%, 7/15/2028	38,936,460	38,198,154
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$39,569,957	$38,887,683
1.13%, 1/15/2033	30,674,536	30,587,106
1.63%, 10/15/2027 (a)	35,749,457	36,456,185
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,456,961,525)		1,360,329,249
	Shares
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b) (c)	336,551	336,551
State Street Navigator Securities Lending Portfolio II (d) (e)	36,494,552	36,494,552
TOTAL SHORT-TERM INVESTMENTS (Cost $36,831,103)		36,831,103
TOTAL INVESTMENTS — 101.7% (Cost $1,493,792,628)		1,397,160,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(22,817,383)
NET ASSETS — 100.0%		$1,374,342,969
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,360,329,249	$—	$1,360,329,249
Short-Term Investments	36,831,103	—	—	36,831,103
TOTAL INVESTMENTS	$36,831,103	$1,360,329,249	$—	$1,397,160,352
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,813,733	$1,813,733	$93,377,379	$94,854,561	$—	$—	336,551	$336,551	$43,308
State Street Navigator Securities Lending Portfolio II	—	—	822,434,840	785,940,288	—	—	36,494,552	36,494,552	80,322
Total		$1,813,733	$915,812,219	$880,794,849	$—	$—		$36,831,103	$123,630
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bills:
3.40%, 4/4/2023	$1,937,592,000	$1,937,344,686
3.74%, 4/6/2023	1,999,889,000	1,999,119,463
4.15%, 4/11/2023	1,937,667,000	1,935,694,881
4.16%, 4/13/2023	2,124,925,000	2,122,198,891
4.25%, 4/18/2023	1,937,632,000	1,933,954,529
4.34%, 4/20/2023	2,895,740,000	2,889,384,864
4.37%, 4/27/2023	2,187,344,000	2,180,636,138
4.44%, 4/25/2023	1,937,659,000	1,932,308,232
4.46%, 5/2/2023 (b)	687,348,000	684,807,088
4.55%, 5/4/2023	2,187,745,000	2,179,043,769
4.56%, 5/9/2023	687,437,000	684,355,564
4.59%, 5/11/2023	2,187,566,000	2,176,830,235
4.61%, 5/16/2023	750,170,000	746,096,397
4.62%, 5/18/2023	2,895,750,000	2,878,809,863
4.63%, 5/23/2023	750,142,000	745,361,150
4.65%, 5/25/2023 (b)	2,187,591,000	2,173,008,278
4.68%, 5/30/2023 (b)	750,180,000	744,666,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,936,845,178)		29,943,620,925
Shares
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c) (d)	228,389,212	228,389,212
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	709,937,500	$709,937,500
TOTAL SHORT-TERM INVESTMENTS (Cost $938,326,712)		938,326,712
TOTAL INVESTMENTS — 102.9% (Cost $30,875,171,890)		30,881,947,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(858,571,921)
NET ASSETS — 100.0%		$30,023,375,716
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$29,943,620,925	$—	$29,943,620,925
Short-Term Investments	938,326,712	—	—	938,326,712
TOTAL INVESTMENTS	$938,326,712	$29,943,620,925	$—	$30,881,947,637
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	37,781,225	$37,781,225	$5,944,365,583	$5,753,757,596	$—	$—	228,389,212	$228,389,212	$5,804,661
State Street Navigator Securities Lending Portfolio II	—	—	5,399,594,476	4,689,656,976	—	—	709,937,500	709,937,500	1,179,263
Total		$37,781,225	$11,343,960,059	$10,443,414,572	$—	$—		$938,326,712	$6,983,924
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5% (a)
U.S. Treasury Bills:
4.54%, 6/15/2023	$109,936,000	$108,901,347
4.57%, 6/8/2023	62,633,000	62,109,532
4.58%, 6/22/2023	62,631,000	61,990,946
4.59%, 9/7/2023	47,295,000	46,329,709
4.62%, 10/5/2023	47,278,000	46,161,312
4.63%, 7/13/2023	114,127,000	112,629,233
4.63%, 11/2/2023	47,298,000	46,040,743
4.64%, 6/1/2023	146,130,000	145,043,310
4.66%, 7/6/2023	62,632,000	61,872,770
4.66%, 11/30/2023	47,296,000	45,891,788
4.67%, 6/6/2023	50,124,000	49,721,560
4.67%, 1/25/2024	47,275,000	45,554,530
4.68%, 6/29/2023	62,632,000	61,931,200
4.71%, 7/20/2023	66,771,000	65,843,050
4.71%, 7/27/2023	66,768,000	65,773,284
4.71%, 12/28/2023	47,296,000	45,790,048
4.73%, 6/13/2023	50,116,000	49,665,751
4.77%, 8/3/2023	66,779,000	65,713,096
4.79%, 6/20/2023	50,116,000	49,612,031
4.83%, 6/27/2023	50,116,000	49,574,643
4.86%, 8/10/2023	114,124,000	112,206,051
4.92%, 2/22/2024	47,300,000	45,405,126
4.93%, 8/17/2023	66,779,000	65,595,194
4.97%, 8/24/2023	66,779,000	65,534,263
Security Description	Principal Amount	Value
5.00%, 8/31/2023	$66,779,000	$65,477,041
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,639,772,680)		1,640,367,558
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74%(b) (c) (Cost $7737786)	7,737,786	7,737,786
TOTAL INVESTMENTS — 100.0% (Cost $1,647,510,466)		1,648,105,344
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		9,837
NET ASSETS — 100.0%		$1,648,115,181
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,640,367,558	$—	$1,640,367,558
Short-Term Investments	7,737,786	—	—	7,737,786
TOTAL INVESTMENTS	$7,737,786	$1,640,367,558	$—	$1,648,105,344

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,794	$244,794	$56,319,975	$48,826,983	$—	$—	7,737,786	$7,737,786	$112,320
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 62.2%
AIRLINES — 1.8%
American Airlines Group, Inc. 6.50%, 7/1/2025	$15,862,000	$18,283,493
Copa Holdings SA 4.50%, 4/15/2025	5,700,000	10,545,684
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	26,085,000	29,624,473
Spirit Airlines, Inc. 1.00%, 5/15/2026	7,905,000	6,438,939
		64,892,589
AUTO MANUFACTURERS — 2.6%
Fisker, Inc. 2.50%, 9/15/2026 (b)	10,700,000	5,197,632
Ford Motor Co. Zero Coupon, 3/15/2026	37,940,000	37,928,618
Li Auto, Inc. 0.25%, 5/1/2028	13,378,000	14,935,467
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	33,000,000	18,698,790
NIO, Inc.:
Zero Coupon, 2/1/2026	9,355,000	8,653,656
0.50%, 2/1/2027	11,750,000	9,354,762
		94,768,925
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	8,700,000	5,795,244
BIOTECHNOLOGY — 2.8%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	7,565,000	7,744,896
1.25%, 5/15/2027 (a)	9,686,000	10,031,596
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	12,000,000	7,655,040
2.50%, 3/15/2027	8,945,000	6,644,525
Guardant Health, Inc. Zero Coupon, 11/15/2027	17,983,000	12,039,439
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	12,255,000	10,385,745
Illumina, Inc. Zero Coupon, 8/15/2023	12,178,000	11,904,604
Insmed, Inc. 0.75%, 6/1/2028	9,095,000	7,044,987
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	507,000	500,384
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026	9,820,000	8,980,193
0.13%, 12/15/2024	9,155,000	8,419,029
Livongo Health, Inc. 0.88%, 6/1/2025	8,165,000	7,255,011
		98,605,449
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 2.7%
2U, Inc. 2.25%, 5/1/2025	$5,906,000	$4,614,771
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	8,808,000	7,439,941
Block, Inc.:
Zero Coupon, 5/1/2026	8,310,000	6,816,776
0.13%, 3/1/2025 (a)	15,844,000	15,211,508
0.25%, 11/1/2027	9,685,000	7,418,904
0.50%, 5/15/2023	7,986,000	8,206,334
Chegg, Inc.:
Zero Coupon, 9/1/2026	6,990,000	5,475,896
0.13%, 3/15/2025	12,118,000	10,659,962
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	8,068,000	7,792,236
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	6,605,000	4,978,717
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (a)	11,087,000	12,897,396
Stride, Inc. 1.13%, 9/1/2027	6,668,000	6,606,921
		98,119,362
COMPUTERS — 3.1%
CyberArk Software Ltd. Zero Coupon, 11/15/2024	8,942,000	10,020,763
Insight Enterprises, Inc. 0.75%, 2/15/2025	6,289,000	13,132,375
KBR, Inc. 2.50%, 11/1/2023	5,509,000	12,018,930
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (a)	7,663,000	8,088,986
0.50%, 12/15/2026	17,708,000	15,467,938
Parsons Corp. 0.25%, 8/15/2025 (a)	7,320,000	8,108,803
Rapid7, Inc. 0.25%, 3/15/2027 (a)	9,220,000	7,999,918
Western Digital Corp. 1.50%, 2/1/2024	17,609,000	17,004,307
Zscaler, Inc. 0.13%, 7/1/2025	17,913,000	18,876,899
		110,718,919
COSMETICS/PERSONAL CARE — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (a) (b)	12,409,000	10,284,951
DIVERSIFIED FINANCIAL SERVICES — 0.8%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	9,069,000	9,755,161
LendingTree, Inc. 0.50%, 7/15/2025	6,864,000	5,136,125
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	18,352,000	12,823,093
		27,714,379

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048 (a)	$10,515,000	$10,871,038
ELECTRONICS — 0.4%
Itron, Inc. Zero Coupon, 3/15/2026	6,789,000	5,607,646
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (a)	8,682,000	8,595,701
		14,203,347
ENERGY-ALTERNATE SOURCES — 1.7%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	10,170,000	10,464,117
Zero Coupon, 3/1/2028	9,535,000	9,874,923
NextEra Energy Partners LP:
Zero Coupon, 6/15/2024 (b)	8,026,000	7,495,080
Zero Coupon, 11/15/2025 (b)	9,690,000	9,038,638
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (a)	10,655,000	13,853,844
Stem, Inc. 0.50%, 12/1/2028 (a) (b)	7,112,000	4,007,683
Sunrun, Inc. Zero Coupon, 2/1/2026 (a)	6,600,000	4,376,922
		59,111,207
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	6,980,000	8,863,623
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	20,075,000	14,027,205
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	5,308,000	5,178,803
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	9,170,000	8,895,359
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	8,445,000	7,570,858
		44,535,848
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	4,499,169
HEALTH CARE PRODUCTS — 3.0%
Envista Holdings Corp. 2.38%, 6/1/2025	8,951,000	17,850,174
Exact Sciences Corp.:
0.38%, 3/15/2027 (a)	9,190,000	8,558,555
0.38%, 3/1/2028 (a)	18,208,000	15,954,578
Haemonetics Corp. Zero Coupon, 3/1/2026	7,606,000	6,468,066
Insulet Corp. 0.38%, 9/1/2026	12,679,000	18,972,475
Security Description	Principal Amount	Value
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	$10,529,000	$10,271,882
Novocure Ltd. Zero Coupon, 11/1/2025	9,208,000	7,954,883
NuVasive, Inc.:
0.38%, 3/15/2025	6,974,000	6,211,045
1.00%, 6/1/2023	6,473,000	6,404,322
Omnicell, Inc. 0.25%, 9/15/2025	9,295,000	8,591,647
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (b)	9,295,000	934,891
		108,172,518
HEALTH CARE SERVICES — 0.8%
Oak Street Health, Inc. Zero Coupon, 3/15/2026	14,830,000	14,620,155
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	17,281,000	13,332,119
		27,952,274
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	8,225,000	7,494,538
INTERNET — 17.1%
Airbnb, Inc. Zero Coupon, 3/15/2026	31,754,000	27,850,163
Booking Holdings, Inc. 0.75%, 5/1/2025	14,112,000	21,130,039
Etsy, Inc.:
0.13%, 10/1/2026	10,505,000	15,033,601
0.13%, 9/1/2027	9,965,000	8,996,302
Expedia Group, Inc. Zero Coupon, 2/15/2026	15,650,000	14,032,886
Farfetch Ltd. 3.75%, 5/1/2027	6,095,000	4,770,739
Fiverr International Ltd. Zero Coupon, 11/1/2025	6,995,000	5,817,812
Hello Group, Inc. 1.25%, 7/1/2025	6,235,000	6,142,410
iQIYI, Inc.:
2.00%, 4/1/2025	19,904,000	19,814,830
4.00%, 12/15/2026	12,955,000	11,687,872
JOYY, Inc.:
0.75%, 6/15/2025	7,595,000	7,450,315
1.38%, 6/15/2026	7,991,000	7,131,408
Lyft, Inc. 1.50%, 5/15/2025	11,825,000	10,423,146
Magnite, Inc. 0.25%, 3/15/2026	5,828,000	4,649,462
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	8,790,000	7,819,408
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	9,610,000	8,231,830

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MercadoLibre, Inc. 2.00%, 8/15/2028	$7,180,000	$21,714,330
Okta, Inc.:
0.13%, 9/1/2025	16,855,000	15,217,874
0.38%, 6/15/2026	18,745,000	16,034,661
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	13,500,000	6,802,650
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	32,828,000	66,241,323
0.75%, 7/1/2023	27,671,000	62,000,196
PDD Holdings, Inc. Zero Coupon, 12/1/2025	32,517,000	31,013,089
Sea Ltd.:
0.25%, 9/15/2026 (a)	46,310,000	36,507,099
2.38%, 12/1/2025	19,031,000	23,169,291
Shopify, Inc. 0.13%, 11/1/2025 (a)	14,551,000	12,836,892
Snap, Inc.:
0.25%, 5/1/2025	4,383,000	4,134,966
0.75%, 8/1/2026	13,289,000	12,181,229
Spotify USA, Inc. Zero Coupon, 3/15/2026	23,920,000	20,032,043
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	18,681,000	16,408,643
Vnet Group, Inc. Zero Coupon, 2/1/2026	9,790,000	7,739,876
Wayfair, Inc.:
0.63%, 10/1/2025 (a)	21,533,000	15,612,932
1.00%, 8/15/2026 (a)	14,520,000	9,578,989
Wix.com Ltd.:
Zero Coupon, 7/1/2023	7,138,000	7,030,359
Zero Coupon, 8/15/2025	6,922,000	5,988,776
Ziff Davis, Inc. 1.75%, 11/1/2026 (a) (b)	8,429,000	8,292,366
Zillow Group, Inc.:
0.75%, 9/1/2024	10,285,000	11,996,938
1.38%, 9/1/2026 (a)	8,466,000	10,005,712
2.75%, 5/15/2025 (a)	8,099,000	8,270,294
		609,792,751
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.63%, 3/1/2024	6,253,000	6,247,247
IRON/STEEL — 0.4%
U.S. Steel Corp. 5.00%, 11/1/2026	6,269,000	12,815,591
LEISURE TIME — 0.8%
NCL Corp. Ltd. 5.38%, 8/1/2025	7,325,000	7,917,519
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	15,700,000	11,866,060
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023	4,358,000	4,410,994
Security Description	Principal Amount	Value
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	$6,797,000	$3,244,480
		27,439,053
LODGING — 0.3%
H World Group Ltd. 3.00%, 5/1/2026	9,047,000	12,219,873
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	13,029,000	16,203,907
MEDIA — 3.0%
Cable One, Inc. Zero Coupon, 3/15/2026	9,055,000	7,152,726
DISH Network Corp.:
Zero Coupon, 12/15/2025	31,575,000	16,688,966
2.38%, 3/15/2024	16,821,000	14,894,154
3.38%, 8/15/2026	49,002,000	25,210,059
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	5,522,000	5,601,959
3.75%, 2/15/2030	7,990,000	1,234,854
4.00%, 11/15/2029	7,657,000	1,126,115
Liberty Latin America Ltd. 2.00%, 7/15/2024 (a)	5,856,000	5,409,656
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	15,045,000	14,820,679
2.13%, 3/31/2048 (b)	7,143,000	6,884,709
2.75%, 12/1/2049 (b)	8,770,000	7,881,599
		106,905,476
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (b)	10,555,000	9,903,862
OIL & GAS — 1.3%
EQT Corp. 1.75%, 5/1/2026	6,360,000	14,004,720
Pioneer Natural Resources Co. 0.25%, 5/15/2025	14,428,000	30,877,219
		44,881,939
PHARMACEUTICALS — 3.3%
Aphria, Inc. 5.25%, 6/1/2024 (b)	4,035,000	3,809,161
Ascendis Pharma AS:
2.25%, 4/1/2028 (b)	9,004,000	8,752,158
2.25%, 4/1/2028	9,004,000	9,151,647
Dexcom, Inc.:
0.25%, 11/15/2025 (a)	18,910,000	20,270,953
0.75%, 12/1/2023	12,755,000	36,079,175
Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (a)	3,450,000	3,271,359
Jazz Investments I Ltd.:
1.50%, 8/15/2024	8,563,000	8,265,436
2.00%, 6/15/2026 (a)	17,990,000	19,969,440
Pacira BioSciences, Inc. 0.75%, 8/1/2025	6,080,000	5,590,195

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	$4,425,000	$4,402,477
		119,562,001
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025	7,695,000	5,530,781
0.50%, 4/1/2027	9,195,000	5,644,535
		11,175,316
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	11,965,000	10,127,176
RETAIL — 0.4%
Burlington Stores, Inc. 2.25%, 4/15/2025 (a)	6,055,000	6,927,223
National Vision Holdings, Inc. 2.50%, 5/15/2025	6,707,000	6,435,366
		13,362,589
SEMICONDUCTORS — 1.8%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	6,625,000	6,977,914
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	10,457,000	11,685,070
ON Semiconductor Corp. Zero Coupon, 5/1/2027	13,134,000	21,421,160
Silicon Laboratories, Inc. 0.63%, 6/15/2025	7,584,000	11,384,418
Wolfspeed, Inc. 1.75%, 5/1/2026 (a)	9,660,000	14,370,313
		65,838,875
SOFTWARE — 10.0%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	18,451,000	18,597,870
0.38%, 9/1/2027	18,772,000	17,302,903
Alteryx, Inc.:
0.50%, 8/1/2024	6,320,000	5,882,656
1.00%, 8/1/2026	6,688,000	5,635,376
Bentley Systems, Inc. 0.13%, 1/15/2026	10,995,000	10,426,668
Bilibili, Inc.:
1.25%, 6/15/2027	11,887,000	11,987,802
1.38%, 4/1/2026	7,165,000	8,612,043
Bills Holdings, Inc. Zero Coupon, 12/1/2025	20,220,000	18,464,500
Blackline, Inc.:
Zero Coupon, 3/15/2026 (a)	18,656,000	15,761,708
0.13%, 8/1/2024	5,479,000	5,986,903
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	9,280,000	8,315,622
Datadog, Inc. 0.13%, 6/15/2025 (a)	13,153,000	14,176,567
Security Description	Principal Amount	Value
DocuSign, Inc. Zero Coupon, 1/15/2024	$12,222,000	$11,706,598
Dropbox, Inc.:
Zero Coupon, 3/1/2026	10,494,000	9,390,346
Zero Coupon, 3/1/2028	11,935,000	10,369,844
Everbridge, Inc. Zero Coupon, 3/15/2026	7,082,000	5,986,981
Fastly, Inc. Zero Coupon, 3/15/2026	11,645,000	9,298,649
Five9, Inc. 0.50%, 6/1/2025	11,388,000	10,689,005
Guidewire Software, Inc. 1.25%, 3/15/2025	6,550,000	6,436,882
HubSpot, Inc. 0.38%, 6/1/2025	7,461,000	11,808,077
LivePerson, Inc. Zero Coupon, 12/15/2026	8,635,000	5,186,095
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	14,035,000	7,439,252
0.75%, 12/15/2025	10,735,000	9,713,565
MongoDB, Inc. 0.25%, 1/15/2026	18,386,000	23,723,088
New Relic, Inc. 0.50%, 5/1/2023	8,035,000	7,990,325
Pegasystems, Inc. 0.75%, 3/1/2025	9,200,000	8,218,176
Porch Group, Inc. 0.75%, 9/15/2026 (b)	6,829,000	3,695,923
RingCentral, Inc.:
Zero Coupon, 3/1/2025	15,204,000	13,398,677
Zero Coupon, 3/15/2026	11,247,000	9,101,185
Splunk, Inc.:
0.50%, 9/15/2023	12,593,000	12,333,332
1.13%, 9/15/2025 (a)	13,446,000	12,992,466
1.13%, 6/15/2027	20,830,000	17,824,023
Tyler Technologies, Inc. 0.25%, 3/15/2026	8,985,000	8,598,645
		357,051,752
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	7,230,000	6,988,301
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	6,445,000	5,086,007
TOTAL CORPORATE BONDS & NOTES (Cost $2,836,893,453)		2,223,341,473
Shares
COMMON STOCKS — 0.1%
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	70

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	$66,450
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	1,870,000
TOTAL COMMON STOCKS (Cost $5,781,403)		1,936,520
CONVERTIBLE BONDS — 22.5%
AUTOMOBILE COMPONENTS — 0.7%
Rivian Automotive, Inc. (b)	25,225,000	26,263,513
BANKS — 0.2%
BofA Finance LLC	7,900,000	8,749,803
BIOTECHNOLOGY — 1.6%
Alnylam Pharmaceuticals, Inc. (b)	16,566,000	16,533,034
Cytokinetics, Inc. (b)	8,538,000	8,332,405
Halozyme Therapeutics, Inc. (b)	11,962,000	11,271,553
Sarepta Therapeutics, Inc. (a) (b)	18,505,000	22,178,983
		58,315,975
CAPITAL MARKETS — 0.4%
Coinbase Global, Inc.	21,387,000	13,717,622
CHEMICALS — 0.1%
Amyris, Inc.	11,255,000	3,062,936
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Affirm Holdings, Inc.	22,897,000	14,711,094
Marathon Digital Holdings, Inc.	12,240,000	4,632,228
Shift4 Payments, Inc.	10,183,000	9,665,296
		29,008,618
COMMUNICATIONS EQUIPMENT — 0.2%
Infinera Corp. (b)	5,875,000	7,949,639
ENTERTAINMENT — 0.7% (c)
Live Nation Entertainment, Inc. (b)	16,387,000	16,131,690
Marriott Vacations Worldwide Corp. (a) (b)	10,695,000	10,509,870
		26,641,560
FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC	5,985,000	7,358,917
Upstart Holdings, Inc.	10,908,000	6,263,810
		13,622,727
FOOD PRODUCTS — 0.3%
Post Holdings, Inc. (b)	8,656,000	9,054,089
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
CONMED Corp. (b)	12,985,000	12,887,093
Exact Sciences Corp. (b)	9,880,000	10,939,531
Integer Holdings Corp. (a) (b)	9,197,000	10,019,212
Lantheus Holdings, Inc. (b)	8,895,000	11,531,923
		45,377,759
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.4%
Alliant Energy Corp. (b)	9,175,000	$9,484,656
Array Technologies, Inc.	6,626,000	7,291,317
NextEra Energy Partners LP (b)	7,425,000	6,656,513
Ormat Technologies, Inc. (b)	6,622,000	7,442,797
PPL Capital Funding, Inc. (b)	15,550,000	15,587,475
Southern Co. (b)	27,883,000	28,327,734
Sunnova Energy International, Inc. (e)	9,599,000	6,590,865
Sunnova Energy International, Inc. (a) (b) (e)	8,353,000	5,944,245
		87,325,602
INTERACTIVE MEDIA & SERVICES — 0.5%
fuboTV, Inc.	6,430,000	2,712,689
Snap, Inc.	19,118,000	13,964,934
		16,677,623
INTERNET & DIRECT MARKETING RETAIL — 1.6%
Etsy, Inc.	16,925,000	14,040,303
Perficient, Inc.	5,502,000	4,325,398
Snap, Inc.	23,800,000	16,771,622
TechTarget, Inc.	6,603,000	5,097,318
Upwork, Inc.	7,939,000	6,218,936
Wayfair, Inc. (b)	11,362,000	9,696,558
		56,150,135
IT SERVICES — 0.4%
3D Systems Corp.	6,567,000	4,857,938
Lumentum Holdings, Inc.	14,050,000	10,755,275
		15,613,213
LEISURE EQUIPMENT & PRODUCTS — 2.1%
Carnival Corp. (b)	17,900,000	19,354,733
Carnival Corp.	7,325,000	9,215,216
NCL Corp. Ltd. (e)	18,951,000	13,578,960
NCL Corp. Ltd. (e)	7,254,000	5,445,868
Royal Caribbean Cruises Ltd. (b)	18,928,000	28,894,349
		76,489,126
MACHINERY — 0.7%
Axon Enterprise, Inc. (b)	11,315,000	13,309,495
Greenbrier Cos., Inc.	5,216,000	4,460,045
John Bean Technologies Corp. (a)	5,967,000	5,464,459
		23,233,999
MEDIA — 1.1%
Liberty Broadband Corp. (b)	22,600,000	22,268,458
Liberty Media Corp. (b)	9,900,000	10,024,245
Liberty Media Corp.-Liberty Formula One (b)	7,779,000	8,376,427
		40,669,130
OIL, GAS & CONSUMABLE FUELS — 0.2%
Northern Oil & Gas, Inc. (b)	7,907,000	8,474,090

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
PASSENGER AIRLINES — 0.3%
JetBlue Airways Corp.	11,640,000	$9,034,735
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	6,290,000	4,395,452
REAL ESTATE INVESTMENT TRUSTS (REITs)REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Uniti Group, Inc. (b)	4,500,000	3,396,960
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
ON Semiconductor Corp. (b)	25,400,000	26,529,284
Wolfspeed, Inc. (b) (e)	28,026,000	24,880,642
Wolfspeed, Inc. (e)	11,612,000	9,725,515
		61,135,441
SOFTWARE — 3.8%
Bentley Systems, Inc.	8,800,000	7,443,128
Bilibili, Inc.	7,917,000	6,899,270
Bills Holdings, Inc. (a)	7,524,000	5,919,808
Cloudflare, Inc.	21,950,000	18,480,363
Confluent, Inc.	18,986,000	14,985,460
DigitalOcean Holdings, Inc.	23,907,000	18,737,111
Envestnet, Inc. (e)	5,290,000	4,768,618
Envestnet, Inc. (b) (e)	9,032,000	9,423,898
InterDigital, Inc. (b)	7,388,000	8,294,655
Jamf Holding Corp.	5,705,000	4,696,356
Nutanix, Inc.	9,069,000	7,536,430
Progress Software Corp.	5,156,000	5,607,202
Unity Software, Inc.	27,921,000	21,668,371
		134,460,670
SPECIALTY RETAIL — 0.3%
Freshpet, Inc. (b)	5,930,000	6,955,119
Vroom, Inc.	5,970,000	2,273,794
		9,228,913
TRANSPORTATION INFRASTRUCTURE — 0.5%
ZTO Express Cayman, Inc. (b)	16,306,000	17,529,928
TOTAL CONVERTIBLE BONDS (Cost $920,440,620)		805,579,258
PREFERRED STOCKS — 7.9%
BANKS — 3.8%
Bank of America Corp. 7.25%, 12/31/2049	50,248	58,677,604
Wells Fargo & Co. 7.50%, 12/31/2049	65,149	76,631,511
		135,309,115
BUILDING PRODUCTS — 0.8%
ArcelorMittal SA 5.50%, 5/18/2023 (Cost $28,195,678)	405,771	28,911,184
Security Description	Shares	Value
CAPITAL MARKETS — 0.7%
KKR & Co., Inc. 6.00%, 9/15/2023 (Cost $29,894,310)	393,442	$24,963,895
CONSTRUCTION & ENGINEERING — 0.4%
Fluor Corp. 6.50%, 12/31/2049 (Cost $12,494,882)	9,125	13,301,604
ELECTRIC UTILITIES — 1.3%
American Electric Power Co., Inc. 6.13%, 8/15/2023 (a)	285,031	14,351,311
NextEra Energy, Inc. 6.93%, 9/1/2025	665,444	30,843,329
		45,194,640
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Coherent Corp. 6.00%, 7/1/2023 (Cost $11,638,534)	37,905	6,632,996
FINANCIAL SERVICES — 0.1%
AMG Capital Trust II 5.15%, 10/15/2037 (Cost $6,047,687)	98,648	4,858,414
GAS UTILITIES — 0.4%
NiSource, Inc. 7.75%, 3/1/2024(a) (Cost $16,980,695)	151,213	15,795,710
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025 (Cost $6,697,377)	130,000	6,953,700
TOTAL PREFERRED STOCKS (Cost $316,383,926)		281,921,258
CONVERTIBLE PREFERRED STOCKS — 7.0%
AUTO PARTS & EQUIPMENT — 0.7%
Aptiv PLC Series A, 5.50%, 6/15/2023	194,453	23,867,161
DIVERSIFIED FINANCIAL SERVICES — 0.2%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (b)	10,715	9,319,820

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ELECTRIC — 3.0%
AES Corp. Series A, 6.88%, 2/15/2024	168,186	$15,054,329
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	411,554	12,293,118
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (f)	270,171	10,417,524
NextEra Energy, Inc. Series L, 6.22%, 9/1/2023	655,779	32,028,246
PG&E Corp. 5.50%, 8/16/2023	270,265	38,466,817
		108,260,034
HEALTH CARE PRODUCTS — 0.6%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	172,558	20,886,420
MEDIA — 0.1%
Paramount Global Series A, 5.75%, 4/1/2024	170,051	5,091,327
METAL FABRICATE & HARDWARE — 0.3%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	85,355	9,619,509
PHARMACEUTICALS — 0.7%
Becton Dickinson & Co. Series B, 6.00%, 6/1/2023 (a)	494,213	24,572,271
SOFTWARE — 0.3%
Clarivate PLC Series A, 5.25%, 6/1/2024	258,425	10,613,515
TELECOMMUNICATIONS — 1.1%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	32,580	37,968,745
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $300,271,276)		250,198,802
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g) (h)	52,439,256	$52,444,499
State Street Navigator Securities Lending Portfolio II (i) (j)	140,472,303	140,472,303
TOTAL SHORT-TERM INVESTMENTS (Cost $192,924,005)		192,916,802
TOTAL INVESTMENTS — 105.1% (Cost $4,572,694,683)		3,755,894,113
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(182,618,841)
NET ASSETS — 100.0%		$3,573,275,272
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,223,341,473	$—	$2,223,341,473
Common Stocks	1,936,520	—	—	1,936,520
Convertible Bonds	—	805,579,258	—	805,579,258
Convertible Preferred Stocks	202,910,237	47,288,565	—	250,198,802
Preferred Stocks	268,619,654	13,301,604	—	281,921,258
Short-Term Investments	192,916,802	—	—	192,916,802
TOTAL INVESTMENTS	$666,383,213	$3,089,510,900	$—	$3,755,894,113

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	73,292,268	$73,284,939	$404,062,710	$424,910,531	$10,193	$(2,812)	52,439,256	$52,444,499	$296,419
State Street Navigator Securities Lending Portfolio II	159,777,913	159,777,913	1,000,353,966	1,019,659,576	—	—	140,472,303	140,472,303	2,141,387
Total		$233,062,852	$1,404,416,676	$1,444,570,107	$10,193	$(2,812)		$192,916,802	$2,437,806
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.2%
BRAZIL — 4.3%
Brazil Government International Bonds:
8.50%, 1/5/2024	BRL	350,000	$66,787
10.25%, 1/10/2028	BRL	1,000,000	184,573
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2024	BRL	36,300,000	6,356,735
Series LTN, Zero Coupon, 7/1/2024	BRL	91,100,000	15,540,857
Series LTN, Zero Coupon, 10/1/2024	BRL	25,000,000	4,154,918
Series LTN, Zero Coupon, 1/1/2025	BRL	28,400,000	4,582,901
Series LTN, Zero Coupon, 1/1/2026	BRL	137,000,000	19,766,514
Brazil Notas do Tesouro Nacional:
Series NTNF, 10.00%, 1/1/2025	BRL	21,450,000	4,103,613
Series NTNF, 10.00%, 1/1/2027	BRL	19,075,000	3,533,800
Series NTNF, 10.00%, 1/1/2029	BRL	38,890,000	6,919,886
Series NTNF, 10.00%, 1/1/2031	BRL	34,000,000	5,873,572
Brazil Notas do Tesouro Nacional Serie F Series NTNF, 10.00%, 1/1/2033	BRL	10,000,000	1,681,495
			72,765,651
CHILE — 3.2%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 7/15/2024	CLP	2,100,000,000	2,390,559
2.30%, 10/1/2028 (a)	CLP	1,535,000,000	1,652,637
2.50%, 3/1/2025	CLP	490,000,000	576,464
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	1,033,334
4.50%, 3/1/2026	CLP	715,000,000	863,938
4.70%, 9/1/2030 (a)	CLP	6,990,000,000	8,515,618
5.00%, 10/1/2028 (a)	CLP	4,600,000,000	5,663,213
5.00%, 3/1/2035	CLP	7,875,000,000	9,872,607
5.10%, 7/15/2050	CLP	2,470,000,000	3,115,951
5.80%, 6/1/2024 (a)	CLP	10,770,000,000	13,408,978
Series 30YR, 6.00%, 1/1/2043	CLP	5,065,000,000	7,111,386
			54,204,685
Security Description		Principal Amount	Value
CHINA — 12.2%
China Development Bank:
Series 1908, 3.42%, 7/2/2024	CNY	6,300,000	$927,327
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	298,107
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,006,275
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,350,068
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,490,067
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	474,920
China Government Bonds:
1.99%, 9/15/2024	CNY	23,000,000	3,330,265
Series INBK, 1.99%, 4/9/2025	CNY	43,000,000	6,197,967
Series INBK, 2.18%, 6/25/2024	CNY	10,000,000	1,452,308
2.18%, 8/25/2025	CNY	28,000,000	4,043,627
Series INBK, 2.24%, 5/25/2025	CNY	26,000,000	3,765,397
Series INBK, 2.26%, 2/24/2025	CNY	23,000,000	3,335,946
2.28%, 11/25/2025	CNY	10,000,000	1,446,348
2.29%, 12/25/2024	CNY	30,000,000	4,357,779
Series INBK, 2.37%, 1/20/2027	CNY	18,500,000	2,666,116
2.44%, 10/15/2027	CNY	25,000,000	3,602,211
Series INBK, 2.47%, 9/2/2024	CNY	20,000,000	2,913,928
Series INBK, 2.48%, 4/15/2027	CNY	20,000,000	2,891,329
Series 2216, 2.50%, 7/25/2027	CNY	19,000,000	2,742,784
2.60%, 9/1/2032	CNY	10,000,000	1,421,160
Series INBK, 2.62%, 9/25/2029	CNY	10,000,000	1,436,804
2.64%, 1/15/2028	CNY	13,000,000	1,887,425
Series INBK, 2.68%, 5/21/2030	CNY	31,000,000	4,457,024
Series INBK, 2.69%, 8/12/2026	CNY	29,920,000	4,365,847
2.69%, 8/15/2032	CNY	30,000,000	4,294,913
Series INBK, 2.75%, 6/15/2029	CNY	24,000,000	3,475,745
Series INBK, 2.75%, 2/17/2032	CNY	23,000,000	3,313,518
2.76%, 5/15/2032	CNY	15,000,000	2,162,300
2.79%, 12/15/2029	CNY	5,000,000	725,507
Series INBK, 2.80%, 3/24/2029	CNY	20,000,000	2,908,843
Series INBK, 2.84%, 4/8/2024	CNY	55,000,000	8,050,088

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 2.85%, 6/4/2027	CNY	30,000,000	$4,396,822
Series INBK, 2.89%, 11/18/2031	CNY	20,500,000	2,989,151
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,470,492
Series INBK, 2.91%, 10/14/2028	CNY	30,000,000	4,401,435
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,083,755
Series INBK, 3.01%, 5/13/2028	CNY	28,000,000	4,133,268
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	5,017,025
Series INBK, 3.02%, 5/27/2031	CNY	36,000,000	5,311,583
Series INBK, 3.03%, 3/11/2026	CNY	37,000,000	5,464,584
Series 1916, 3.12%, 12/5/2026	CNY	27,600,000	4,090,689
Series 1915, 3.13%, 11/21/2029	CNY	28,000,000	4,160,369
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,970,328
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,156,169
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,439,308
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,500,772
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,577,581
Series 1619, 3.27%, 8/22/2046	CNY	10,000,000	1,460,036
Series INBK, 3.28%, 12/3/2027	CNY	25,400,000	3,805,870
Series 1906, 3.29%, 5/23/2029	CNY	24,600,000	3,705,018
Series INBK, 3.32%, 4/15/2052	CNY	5,000,000	736,461
Series INBK, 3.39%, 3/16/2050	CNY	24,000,000	3,567,638
3.40%, 7/15/2072	CNY	10,000,000	1,491,373
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,011,911
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	757,292
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,665,098
Series INBK, 3.53%, 10/18/2051	CNY	10,000,000	1,526,803
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,524,917
Series INBK, 3.72%, 4/12/2051	CNY	20,000,000	3,145,333
Series INBK, 3.73%, 5/25/2070	CNY	25,000,000	4,006,979
Security Description		Principal Amount	Value
Series 1521, 3.74%, 9/22/2035	CNY	7,800,000	$1,235,261
Series 1525, 3.74%, 10/20/2045	CNY	8,000,000	1,278,056
Series INBK, 3.76%, 3/22/2071	CNY	21,000,000	3,395,790
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	2,055,184
Series INBK, 3.81%, 9/14/2050	CNY	24,000,000	3,845,544
Series 1910, 3.86%, 7/22/2049	CNY	26,500,000	4,242,869
Series 1023, 3.96%, 7/29/2040	CNY	8,000,000	1,303,502
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,643,876
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,525,536
Series 1715, 4.05%, 7/24/2047	CNY	10,000,000	1,652,488
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	824,853
Series 1824, 4.08%, 10/22/2048	CNY	19,300,000	3,205,830
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	163,019
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,358,362
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	556,472
Series 1116, 4.50%, 6/23/2041	CNY	11,000,000	1,914,094
Series 1417, 4.63%, 8/11/2034	CNY	7,000,000	1,192,796
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	364,196
			208,117,731
COLOMBIA — 3.9%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	115,000,000	22,860
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	27,750,000,000	4,814,893
Series B, 6.00%, 4/28/2028	COP	33,015,000,000	5,667,968
Series B, 6.25%, 11/26/2025	COP	36,375,000,000	6,987,925
Series B, 6.25%, 7/9/2036	COP	5,300,000,000	715,917
Series B, 7.00%, 3/26/2031	COP	41,850,000,000	6,887,153
Series B, 7.00%, 6/30/2032	COP	44,464,000,000	7,046,117
Series B, 7.25%, 10/18/2034	COP	34,525,000,000	5,297,103

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series B, 7.25%, 10/26/2050	COP	30,600,000,000	$4,048,112
Series B, 7.50%, 8/26/2026	COP	69,202,000,000	13,353,267
Series B, 7.75%, 9/18/2030	COP	21,800,000,000	3,811,041
Series B, 9.25%, 5/28/2042	COP	37,400,000,000	6,323,071
Series B, 10.00%, 7/24/2024	COP	5,530,000,000	1,175,428
			66,150,855
CZECH REPUBLIC — 4.2%
Czech Republic Government Bonds:
Series 1351, 0.01%, 12/12/2024	CZK	70,000,000	2,951,099
Series 130, 0.05%, 11/29/2029	CZK	61,350,000	2,086,790
Series 100, 0.25%, 2/10/2027	CZK	129,730,000	5,031,571
Series 94, 0.95%, 5/15/2030	CZK	194,280,000	6,948,583
Series 95, 1.00%, 6/26/2026	CZK	101,930,000	4,162,975
Series 121, 1.20%, 3/13/2031	CZK	210,570,000	7,494,569
Series 120, 1.25%, 2/14/2025	CZK	150,390,000	6,460,766
Series 125, 1.50%, 4/24/2040	CZK	29,460,000	854,806
Series 11Y, 1.75%, 6/23/2032	CZK	6,540,000	237,652
Series 142, 1.95%, 7/30/2037	CZK	60,000,000	2,024,166
Series 103, 2.00%, 10/13/2033	CZK	159,550,000	5,777,614
Series 89, 2.40%, 9/17/2025	CZK	182,700,000	7,899,197
Series 78, 2.50%, 8/25/2028	CZK	197,700,000	8,148,106
Series 105, 2.75%, 7/23/2029	CZK	66,750,000	2,752,612
Series 145, 3.50%, 5/30/2035	CZK	60,000,000	2,482,310
Series 49, 4.20%, 12/4/2036	CZK	83,380,000	3,684,573
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	569,210
Series 6Y, 5.50%, 12/12/2028	CZK	31,000,000	1,481,936
Series 58, 5.70%, 5/25/2024	CZK	12,540,000	579,736
			71,628,271
Security Description		Principal Amount	Value
HUNGARY — 3.4%
Hungary Government Bonds:
Series 26/E, 1.50%, 4/22/2026	HUF	1,368,180,000	$3,017,471
Series 26/F, 1.50%, 8/26/2026 (b)	HUF	1,703,000,000	3,666,396
Series 29/A, 2.00%, 5/23/2029 (b)	HUF	31,220,000	61,096
Series 33/A, 2.25%, 4/20/2033 (b)	HUF	929,670,000	1,587,224
Series 34/A, 2.25%, 6/22/2034	HUF	1,437,500,000	2,339,681
Series 24/C, 2.50%, 10/24/2024 (b)	HUF	2,512,600,000	6,197,486
Series 26/D, 2.75%, 12/22/2026	HUF	2,288,000,000	5,071,492
Series 24/B, 3.00%, 6/26/2024 (b)	HUF	879,170,000	2,233,528
Series 27/A, 3.00%, 10/27/2027 (b)	HUF	1,580,970,000	3,433,934
Series 30/A, 3.00%, 8/21/2030 (b)	HUF	2,857,500,000	5,728,301
Series 38/A, 3.00%, 10/27/2038	HUF	2,203,760,000	3,486,759
Series 41/A, 3.00%, 4/25/2041 (b)	HUF	68,900,000	102,971
Series 31/A, 3.25%, 10/22/2031 (b)	HUF	1,219,870,000	2,397,332
Series 28/B, 4.50%, 3/23/2028	HUF	1,278,000,000	2,959,183
Series 32/A, 4.75%, 11/24/2032 (b)	HUF	1,720,000,000	3,717,238
Series 25/B, 5.50%, 6/24/2025	HUF	2,564,620,000	6,474,541
Series 23/A, 6.00%, 11/24/2023	HUF	10,000	27
Series 28/A, 6.75%, 10/22/2028	HUF	2,142,500,000	5,423,277
COR, 4.50%, 5/27/2032	HUF	440,000,000	940,238
			58,838,175
INDONESIA — 8.7%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	44,000,000,000	2,810,284
Series FR86, 5.50%, 4/15/2026	IDR	80,900,000,000	5,257,192
Series FR64, 6.13%, 5/15/2028	IDR	83,750,000,000	5,504,952
Series FR88, 6.25%, 6/15/2036	IDR	20,000,000,000	1,253,793
Series FR95, 6.38%, 8/15/2028	IDR	22,500,000,000	1,500,670
Series FR91, 6.38%, 4/15/2032	IDR	90,000,000,000	5,868,352

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series FR93, 6.38%, 7/15/2037	IDR	25,000,000,000	$1,587,249
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	106,237
Series FR81, 6.50%, 6/15/2025	IDR	82,000,000,000	5,485,625
Series FR87, 6.50%, 2/15/2031	IDR	101,700,000,000	6,735,009
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	3,930,241
Series FR89, 6.88%, 8/15/2051	IDR	26,000,000,000	1,701,936
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,626,603
Series FR82, 7.00%, 9/15/2030	IDR	102,600,000,000	6,990,307
Series FR96, 7.00%, 2/15/2033	IDR	47,000,000,000	3,182,315
Series FR92, 7.13%, 6/15/2042	IDR	65,000,000,000	4,380,439
Series FR97, 7.13%, 6/15/2043	IDR	11,000,000,000	741,767
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,855,551
Series FR74, 7.50%, 8/15/2032	IDR	31,300,000,000	2,185,750
Series FR80, 7.50%, 6/15/2035	IDR	60,600,000,000	4,209,203
Series FR75, 7.50%, 5/15/2038	IDR	46,910,000,000	3,255,810
Series FR83, 7.50%, 4/15/2040	IDR	78,500,000,000	5,450,422
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	783,443
Series FR77, 8.13%, 5/15/2024	IDR	50,100,000,000	3,413,061
Series FR78, 8.25%, 5/15/2029	IDR	68,150,000,000	4,946,956
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	273,470
Series FR72, 8.25%, 5/15/2036	IDR	55,090,000,000	4,055,009
Series FR56, 8.38%, 9/15/2026	IDR	74,300,000,000	5,258,901
Series FR68, 8.38%, 3/15/2034	IDR	77,700,000,000	5,736,363
Series FR79, 8.38%, 4/15/2039	IDR	46,000,000,000	3,446,971
Series FR73, 8.75%, 5/15/2031	IDR	39,050,000,000	2,926,178
Series FR67, 8.75%, 2/15/2044	IDR	17,050,000,000	1,319,156
Series FR71, 9.00%, 3/15/2029	IDR	66,000,000,000	4,926,286
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	83,889
Security Description		Principal Amount	Value
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	$101,238
Series FR98, COR, 7.13%, 6/15/2038	IDR	15,000,000,000	1,013,352
Series FR84, COR, 7.25%, 2/15/2026	IDR	10,000,000,000	682,887
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.00%, 7/15/2024	IDR	30,000,000,000	1,931,702
Series PBS, 4.88%, 7/15/2026	IDR	67,000,000,000	4,242,727
Series PBS, 5.38%, 8/15/2025	IDR	10,000,000,000	654,087
Series PBS, 5.88%, 7/15/2028	IDR	2,338,000,000	151,692
Series PBS, 6.00%, 1/15/2027	IDR	25,000,000,000	1,657,022
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,171,798
Series PBS, 6.38%, 3/15/2034	IDR	87,522,000,000	5,546,226
Series PBS, 6.50%, 6/15/2039	IDR	9,000,000,000	564,352
Series PBS, 6.63%, 10/15/2024	IDR	46,000,000,000	3,075,386
Series PBS, 6.75%, 6/15/2047	IDR	51,875,000,000	3,256,886
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,618,940
Series PBS, 8.88%, 11/15/2031	IDR	64,200,000,000	4,832,095
			148,289,780
ISRAEL — 4.1%
Israel Government Bonds:
Series 1024, 0.40%, 10/31/2024	ILS	27,100,000	7,057,111
Series 0425, 0.50%, 4/30/2025	ILS	29,200,000	7,545,194
Series 0226, 0.50%, 2/27/2026	ILS	19,000,000	4,780,409
Series 0825, 1.75%, 8/31/2025	ILS	22,980,000	6,050,535
Israel Government Bonds - Fixed:
Series 0330, 1.00%, 3/31/2030	ILS	31,200,000	7,217,597
Series 0537, 1.50%, 5/31/2037	ILS	27,600,000	5,646,299
Series 0327, 2.00%, 3/31/2027	ILS	22,250,000	5,769,434
Series 0928, 2.25%, 9/28/2028	ILS	39,995,000	10,284,977
Series 1152, 2.80%, 11/29/2052	ILS	8,000,000	1,716,841

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0347, 3.75%, 3/31/2047	ILS	28,125,000	$7,447,874
Series 0142, 5.50%, 1/31/2042	ILS	20,710,000	6,859,579
Series 1026, 6.25%, 10/30/2026	ILS	225,000	67,362
			70,443,212
MALAYSIA — 7.3%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	15,800,000	3,261,081
Series 0319, 3.48%, 6/14/2024	MYR	5,700,000	1,298,095
Series 0307, 3.50%, 5/31/2027	MYR	23,670,000	5,353,527
Series 0122, 3.58%, 7/15/2032	MYR	7,300,000	1,611,774
Series 0513, 3.73%, 6/15/2028	MYR	18,150,000	4,118,449
Series 0519, 3.76%, 5/22/2040	MYR	15,330,000	3,268,248
Series 0419, 3.83%, 7/5/2034	MYR	9,350,000	2,068,985
Series 0413, 3.84%, 4/15/2033	MYR	12,860,000	2,875,242
Series 0118, 3.88%, 3/14/2025	MYR	2,700,000	619,536
Series 0212, 3.89%, 3/15/2027	MYR	600,000	137,466
Series 0219, 3.89%, 8/15/2029	MYR	6,805,000	1,543,677
Series 0316, 3.90%, 11/30/2026	MYR	26,605,000	6,114,026
Series 0417, 3.90%, 11/16/2027	MYR	3,530,000	811,944
Series 0119, 3.91%, 7/15/2026	MYR	17,540,000	4,039,388
Series 0115, 3.96%, 9/15/2025	MYR	20,912,000	4,810,591
Series 0217, 4.06%, 9/30/2024	MYR	915,000	210,120
Series 0120, 4.07%, 6/15/2050	MYR	9,800,000	2,088,394
Series 0412, 4.13%, 4/15/2032	MYR	800,000	183,877
Series 0114, 4.18%, 7/15/2024	MYR	4,462,000	1,024,473
Series 0415, 4.25%, 5/31/2035	MYR	14,650,000	3,349,567
Series 0322, 4.50%, 4/30/2029	MYR	8,300,000	1,946,514
Series 0318, 4.64%, 11/7/2033	MYR	9,430,000	2,261,658
Series 0222, 4.70%, 10/15/2042	MYR	1,000,000	241,194
Security Description		Principal Amount	Value
Series 0216, 4.74%, 3/15/2046	MYR	10,425,000	$2,477,475
Series 0317, 4.76%, 4/7/2037	MYR	9,975,000	2,388,707
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	39,717
Series 0418, 4.89%, 6/8/2038	MYR	5,750,000	1,408,994
Series 0518, 4.92%, 7/6/2048	MYR	8,500,000	2,048,795
Series 0713, 4.94%, 9/30/2043	MYR	9,550,000	2,338,640
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	19,700,000	4,424,119
Series 0121, 3.45%, 7/15/2036	MYR	23,000,000	4,778,925
Series 0220, 3.47%, 10/15/2030	MYR	23,740,000	5,222,908
Series 0419, 3.66%, 10/15/2024	MYR	14,350,000	3,269,516
Series 0319, 3.73%, 3/31/2026	MYR	15,400,000	3,509,550
Series 0415, 3.99%, 10/15/2025	MYR	8,500,000	1,955,270
Series 0217, 4.05%, 8/15/2024	MYR	12,000,000	2,747,251
Series 0316, 4.07%, 9/30/2026	MYR	4,925,000	1,136,091
Series 0318, 4.09%, 11/30/2023	MYR	870,000	198,758
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,253,534
Series 0118, 4.13%, 8/15/2025	MYR	7,380,000	1,701,657
Series 0119, 4.13%, 7/9/2029	MYR	6,500,000	1,488,850
Series 0122, 4.19%, 10/7/2032	MYR	5,000,000	1,150,127
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	862,162
Series 0218, 4.37%, 10/31/2028	MYR	20,180,000	4,714,241
Series 0221, 4.42%, 9/30/2041	MYR	12,200,000	2,807,440
Series 0813, 4.44%, 5/22/2024	MYR	8,000,000	1,837,603
Series 0219, 4.47%, 9/15/2039	MYR	15,800,000	3,695,303
Series 0513, 4.58%, 8/30/2033	MYR	8,400,000	1,986,162
Series 0519, 4.64%, 11/15/2049	MYR	12,500,000	2,890,204
Series 0617, 4.72%, 6/15/2033	MYR	13,200,000	3,161,502

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	$790,894
Series 0615, 4.79%, 10/31/2035	MYR	810,000	194,230
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	424,666
Series 0222, 5.36%, 5/15/2052	MYR	7,000,000	1,827,508
Series 0123, COR, 3.60%, 7/31/2028	MYR	5,000,000	1,131,290
			124,099,915
MEXICO — 6.4%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	215,000,000	10,795,367
Series M, 5.50%, 3/4/2027	MXN	251,829,300	12,274,865
Series M, 5.75%, 3/5/2026	MXN	244,157,200	12,194,473
Series M 20, 7.50%, 6/3/2027	MXN	61,220,700	3,213,578
Series M, 7.50%, 5/26/2033	MXN	59,700,000	3,013,865
Series M, 7.75%, 5/29/2031	MXN	278,396,800	14,461,030
Series M, 7.75%, 11/23/2034	MXN	20,268,100	1,034,935
Series M, 7.75%, 11/13/2042	MXN	204,089,600	9,854,196
Series M, 8.00%, 9/5/2024	MXN	179,640,200	9,590,196
Series M, 8.00%, 11/7/2047	MXN	105,950,800	5,220,377
Series M, 8.00%, 7/31/2053	MXN	30,000,000	1,471,605
Series M 20, 8.50%, 5/31/2029	MXN	156,486,300	8,526,926
Series M 30, 8.50%, 11/18/2038	MXN	177,050,000	9,358,763
Series M 20, 10.00%, 12/5/2024	MXN	103,495,500	5,690,590
Series M 30, 10.00%, 11/20/2036	MXN	28,100,000	1,698,450
Mexico Cetes Series BI, Zero Coupon, 1/23/2025	MXN	40,000,000	183,729
			108,582,945
PERU — 3.1%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	2,000,000	415,278
5.40%, 8/12/2034	PEN	14,800,000	3,299,751
5.70%, 8/12/2024	PEN	8,200,000	2,148,089
5.94%, 2/12/2029	PEN	725,000	181,919
6.15%, 8/12/2032	PEN	22,507,000	5,466,058
6.35%, 8/12/2028	PEN	61,900,000	16,049,564
Security Description		Principal Amount	Value
6.71%, 2/12/2055	PEN	1,000,000	$233,185
6.85%, 2/12/2042	PEN	8,000,000	1,954,392
6.90%, 8/12/2037	PEN	55,775,000	13,880,871
6.95%, 8/12/2031	PEN	27,420,000	7,096,631
8.20%, 8/12/2026	PEN	9,200,000	2,560,400
Peruvian Government International Bonds Series REGS, 6.71%, 2/12/2055	PEN	475,000	110,763
			53,396,901
PHILIPPINES — 4.3%
Philippines Government Bonds:
Series 0325, 2.38%, 9/10/2023	PHP	128,800,000	2,333,098
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,305,174
Series 5-77, 3.38%, 4/8/2026	PHP	270,000,000	4,625,053
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	372,474
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,428,307
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,157,804
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	644,645
Series 7-65, 3.75%, 8/12/2028	PHP	460,000,000	7,579,474
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,602,890
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	335,888
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	897,979
Series 3-27, 4.25%, 4/7/2025	PHP	215,000,000	3,836,323
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,235,621
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,332,610
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,874,972
Series 1067, 4.88%, 1/20/2032	PHP	380,000,000	6,377,458
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	314,533
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	809,711
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,640,053
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,208,908
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	1,949,257
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	1,817,185

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 1069, 6.75%, 9/15/2032	PHP	200,000,000	$3,829,743
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	1,004,511
Series 1064, 6.88%, 1/10/2029	PHP	93,000,000	1,781,683
Series 2017, 8.00%, 7/19/2031	PHP	274,237,338	5,630,124
Series 25-7, 8.00%, 9/30/2035	PHP	108,000,000	2,267,441
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	4,225,114
Series 4211, 8.13%, 11/24/2042	PHP	50,000,000	1,077,486
Series 25-6, COR, 9.25%, 11/5/2034	PHP	30,000,000	685,673
Philippines Government International Bonds Series 3601, 6.25%, 1/14/2036	PHP	20,000,000	356,085
			72,537,277
POLAND — 4.1%
Republic of Poland Government Bonds:
Series 0724, 0.01%, 7/25/2024 (b)	PLN	18,650,000	4,013,486
Series 1026, 0.25%, 10/25/2026	PLN	47,193,000	8,975,111
Series 0425, 0.75%, 4/25/2025	PLN	14,900,000	3,111,740
Series 1030, 1.25%, 10/25/2030	PLN	1,590,000	264,849
Series 0432, 1.75%, 4/25/2032	PLN	62,500,000	10,272,919
Series 1024, 2.25%, 10/25/2024	PLN	10,000,000	2,191,247
Series 0424, 2.50%, 4/25/2024	PLN	13,790,000	3,084,532
Series 0726, 2.50%, 7/25/2026	PLN	37,000,000	7,697,079
Series 0727, 2.50%, 7/25/2027	PLN	12,000,000	2,422,813
Series 0428, 2.75%, 4/25/2028	PLN	46,250,000	9,251,378
Series 1029, 2.75%, 10/25/2029	PLN	12,000,000	2,307,494
Series 0725, 3.25%, 7/25/2025	PLN	34,000,000	7,426,799
Series 5Y, 3.75%, 5/25/2027	PLN	37,000,000	7,853,734
Series 0447, 4.00%, 4/25/2047	PLN	400,000	65,923
Series 0429, 5.75%, 4/25/2029	PLN	450,000	103,119
Security Description		Principal Amount	Value
Series 0728, COR, 7.50%, 7/25/2028	PLN	6,000,000	$1,477,924
			70,520,147
ROMANIA — 3.8%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	19,100,000	3,428,797
Series 5Y, 3.25%, 6/24/2026	RON	28,900,000	5,626,830
Series 4Y, 3.50%, 11/25/2025	RON	12,000,000	2,407,074
Series 5Y, 3.65%, 7/28/2025	RON	22,600,000	4,608,479
Series 15Y, 3.65%, 9/24/2031 (b)	RON	7,200,000	1,208,715
Series 4YR, 3.70%, 11/25/2024	RON	21,800,000	4,555,277
Series 3Y, 4.00%, 10/25/2023	RON	90,000	19,478
Series 8Y, 4.15%, 1/26/2028	RON	19,750,000	3,788,416
Series 10YR, 4.15%, 10/24/2030	RON	18,930,000	3,375,798
Series 5Y, 4.25%, 4/28/2036	RON	8,000,000	1,276,153
Series 5Y, 4.50%, 6/17/2024 (b)	RON	30,200,000	6,472,731
Series 10Y, 4.75%, 2/24/2025	RON	11,025,000	2,325,933
Series 15Y, 4.75%, 10/11/2034	RON	38,400,000	6,621,201
Series 7Y, 4.85%, 4/22/2026	RON	13,725,000	2,818,933
Series 8Y, 4.85%, 7/25/2029	RON	10,000,000	1,915,915
Series 10Y, 5.00%, 2/12/2029	RON	25,185,000	4,906,699
Series 15YR, 5.80%, 7/26/2027	RON	15,410,000	3,195,433
Series 10Y, 6.70%, 2/25/2032	RON	13,500,000	2,810,262
Series 7Y, 8.00%, 4/29/2030	RON	6,500,000	1,467,548
8.25%, 9/29/2032	RON	4,000,000	918,345
8.75%, 10/30/2028	RON	4,000,000	929,491
			64,677,508
SOUTH AFRICA — 4.2%
Republic of South Africa Government Bonds:
Series R209, 6.25%, 3/31/2036	ZAR	6,241,000	236,027
Series R214, 6.50%, 2/28/2041	ZAR	3,330,000	117,979
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,088,597

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series R213, 7.00%, 2/28/2031 (b)	ZAR	111,415,000	$5,193,820
Series 2030, 8.00%, 1/31/2030 (b)	ZAR	189,125,000	9,703,282
Series 2032, 8.25%, 3/31/2032	ZAR	30,877,000	1,517,180
Series 2037, 8.50%, 1/31/2037 (b)	ZAR	207,427,000	9,400,707
Series 2044, 8.75%, 1/31/2044	ZAR	236,256,000	10,312,440
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,513,677
Series 2048, 8.75%, 2/28/2048 (b)	ZAR	40,705,000	1,751,399
Series 2035, 8.88%, 2/28/2035	ZAR	235,325,000	11,366,692
Series 2040, 9.00%, 1/31/2040	ZAR	180,590,000	8,270,956
Series R186, 10.50%, 12/21/2026 (b)	ZAR	187,980,000	11,267,887
			71,740,643
SOUTH KOREA — 12.2%
Korea Treasury Bonds:
Series 2312, 0.88%, 12/10/2023	KRW	180,000,000	136,015
Series 2406, 1.13%, 6/10/2024	KRW	6,500,000,000	4,866,709
Series 2509, 1.13%, 9/10/2025	KRW	8,000,000,000	5,830,070
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	3,036,418
Series 2603, 1.25%, 3/10/2026	KRW	9,300,000,000	6,734,178
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,361,985
Series 2912, 1.38%, 12/10/2029	KRW	10,000,000,000	6,804,779
Series 3006, 1.38%, 6/10/2030	KRW	12,280,000,000	8,293,182
Series 2503, 1.50%, 3/10/2025	KRW	8,840,000,000	6,558,159
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,130,149
Series 3012, 1.50%, 12/10/2030	KRW	10,400,000,000	7,022,655
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,685,452
Series 4009, 1.50%, 9/10/2040	KRW	6,000,000,000	3,500,182
Series 5003, 1.50%, 3/10/2050	KRW	16,730,000,000	8,643,241
Series 7009, 1.63%, 9/10/2070	KRW	7,050,000,000	3,229,947
Series 2609, 1.75%, 9/10/2026	KRW	7,200,000,000	5,250,396
Series 2412, 1.88%, 12/10/2024	KRW	5,000,000,000	3,749,821
Security Description		Principal Amount	Value
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	$2,909,670
Series 2906, 1.88%, 6/10/2029	KRW	7,280,000,000	5,153,179
Series 4109, 1.88%, 9/10/2041	KRW	5,000,000,000	3,063,863
Series 5103, 1.88%, 3/10/2051	KRW	18,500,000,000	10,422,123
Series 3106, 2.00%, 6/10/2031	KRW	9,500,000,000	6,614,094
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	829,236
Series 4903, 2.00%, 3/10/2049	KRW	10,835,000,000	6,379,276
Series 2706, 2.13%, 6/10/2027	KRW	6,282,000,000	4,611,732
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,566,815
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	22,518
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,391,700
Series 2703, 2.38%, 3/10/2027	KRW	7,000,000,000	5,198,424
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,136,074
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,346,470
Series 3112, 2.38%, 12/10/2031	KRW	9,000,000,000	6,435,235
Series 3809, 2.38%, 9/10/2038	KRW	5,409,000,000	3,674,165
Series 5203, 2.50%, 3/10/2052	KRW	6,500,000,000	4,211,747
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,488,547
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	618,382
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,552,030
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,516,496
Series 2406, 2.88%, 6/10/2024	KRW	3,000,000,000	2,292,724
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	4,563,042
Series 2409, 3.13%, 9/10/2024	KRW	5,000,000,000	3,830,674
Series 2506, 3.13%, 6/10/2025	KRW	7,000,000,000	5,352,608
Series 2709, 3.13%, 9/10/2027	KRW	5,000,000,000	3,819,842
Series 5209, 3.13%, 9/10/2052	KRW	6,000,000,000	4,404,683
Series 2803, 3.25%, 3/10/2028	KRW	2,000,000,000	1,533,963

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 4209, 3.25%, 9/10/2042	KRW	3,000,000,000	$2,264,869
Series 3206, 3.38%, 6/10/2032	KRW	7,000,000,000	5,432,932
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	319,416
Series 2412, 4.25%, 12/10/2024	KRW	3,000,000,000	2,338,944
Series 2512, 4.25%, 12/10/2025	KRW	3,100,000,000	2,440,201
Series 3212, 4.25%, 12/10/2032	KRW	6,000,000,000	4,949,604
Series 7209, COR, 3.50%, 9/10/2072	KRW	1,000,000,000	802,131
			208,320,747
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	925,482
THAILAND — 4.3%
Thailand Government Bonds:
0.75%, 6/17/2024	THB	153,280,000	4,430,141
0.75%, 9/17/2024	THB	137,000,000	3,947,074
0.95%, 6/17/2025	THB	153,000,000	4,387,826
Series LB, 1.00%, 6/17/2027	THB	138,000,000	3,876,587
1.45%, 12/17/2024	THB	139,210,000	4,047,957
1.59%, 12/17/2035	THB	100,000,000	2,604,005
1.60%, 12/17/2029	THB	226,400,000	6,384,367
1.60%, 6/17/2035	THB	86,700,000	2,273,500
1.88%, 6/17/2049	THB	59,000,000	1,355,009
2.00%, 12/17/2031	THB	95,000,000	2,709,536
2.00%, 6/17/2042	THB	13,000,000	333,125
2.13%, 12/17/2026	THB	74,380,000	2,191,160
2.50%, 6/17/2071	THB	59,000,000	1,288,153
2.88%, 12/17/2028	THB	77,510,000	2,361,151
2.88%, 6/17/2046	THB	123,955,000	3,565,318
3.30%, 6/17/2038	THB	2,160,000	67,182
3.40%, 6/17/2036	THB	31,940,000	1,010,063
3.58%, 12/17/2027	THB	4,650,000	145,632
3.60%, 6/17/2067	THB	62,200,000	1,827,133
3.65%, 6/20/2031	THB	86,575,000	2,787,293
3.78%, 6/25/2032	THB	86,120,000	2,820,104
3.80%, 6/14/2041	THB	12,750,000	425,137
3.85%, 12/12/2025	THB	18,882,000	580,640
3.85%, 12/12/2025	THB	70,000,000	2,152,570
4.00%, 6/17/2066	THB	193,080,000	6,351,615
4.68%, 6/29/2044	THB	78,400,000	2,925,865
4.75%, 12/20/2024	THB	14,000,000	429,857
4.85%, 6/17/2061	THB	53,195,000	1,969,405
4.88%, 6/22/2029	THB	113,904,000	3,855,628
Security Description		Principal Amount	Value
5.67%, 3/13/2028	THB	10,000,000	$342,140
			73,445,173
TURKEY — 3.4%
Turkey Government Bonds:
9.00%, 7/24/2024	TRY	29,650,000	1,473,618
9.10%, 2/16/2028	TRY	80,000,000	3,834,332
10.28%, 9/15/2027	TRY	117,735,000	6,026,290
10.40%, 3/20/2024	TRY	1,760,000	88,665
10.40%, 10/13/2032	TRY	105,000,000	5,524,876
10.50%, 8/11/2027	TRY	55,380,000	2,836,079
10.60%, 2/11/2026	TRY	76,104,000	3,756,631
11.00%, 2/24/2027	TRY	13,298,000	661,609
11.70%, 11/13/2030	TRY	98,800,000	5,584,684
12.40%, 3/8/2028	TRY	8,050,000	444,543
12.60%, 10/1/2025	TRY	58,000,000	3,072,988
16.90%, 9/2/2026	TRY	84,500,000	5,031,701
20.20%, 6/9/2027	TRY	146,500,000	9,586,038
20.90%, 4/17/2024	TRY	24,000,000	1,353,790
21.50%, 4/28/2032	TRY	88,000,000	8,099,805
			57,375,649
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,746,950,838)			1,656,060,747
	Shares
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	1,362,459	1,362,459
State Street Navigator Securities Lending Portfolio II (e)(f)	83,605,569	83,605,569
TOTAL SHORT-TERM INVESTMENTS (Cost $84,968,028)		84,968,028
TOTAL INVESTMENTS — 102.2% (Cost $1,831,918,866)		1,741,028,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(36,665,929)
NET ASSETS — 100.0%		$1,704,362,846

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility
At March 31, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD3,462,714	THB120,000,000	04/11/2023	$49,139
Barclays Capital PLC	MXN64,000,000	USD3,503,092	04/11/2023	(36,633)
Barclays Capital PLC	TRY55,000,000	USD2,693,941	05/09/2023	(36,766)
Goldman Sachs Bank USA	THB120,000,000	USD3,405,357	04/11/2023	(106,496)
Goldman Sachs Bank USA	USD2,917,459	CNY20,000,000	05/09/2023	7,013
JP Morgan Chase Bank, N.A.	CNY20,000,000	USD2,915,928	05/09/2023	(8,544)
UBS AG	USD2,290,012	IDR35,000,000,000	04/11/2023	52,221
UBS AG	USD3,046,180	KRW4,000,000,000	04/11/2023	25,215
UBS AG	IDR35,000,000,000	USD2,295,082	04/11/2023	(47,152)
UBS AG	KRW4,000,000,000	USD3,045,739	04/11/2023	(25,655)
UBS AG	USD3,471,419	KRW4,500,000,000	05/09/2023	(10,985)
UBS AG	KRW4,500,000,000	USD3,470,080	05/09/2023	9,646
Westpac Banking Corp.	USD3,466,198	MXN64,000,000	04/11/2023	73,527
Westpac Banking Corp.	USD2,733,794	TRY55,000,000	05/09/2023	(3,087)
Total				$(58,557)

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,656,060,747	$—	$1,656,060,747
Short-Term Investments	84,968,028	—	—	84,968,028
TOTAL INVESTMENTS	$84,968,028	$1,656,060,747	$—	$1,741,028,775
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	216,761	—	216,761
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$84,968,028	$1,656,277,508	$—	$1,741,245,536
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(275,318)	—	(275,318)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(275,318)	$—	$(275,318)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,612,110	$6,612,110	$27,739,754	$32,989,405	$—	$—	1,362,459	$1,362,459	$53,027
State Street Navigator Securities Lending Portfolio II	36,893,506	36,893,506	127,280,114	80,568,051	—	—	83,605,569	83,605,569	65,090
Total		$43,505,616	$155,019,868	$113,557,456	$—	$—		$84,968,028	$118,117
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,609,000	$5,014,314
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	10,741,000	9,636,933
7.50%, 6/1/2029 (a)	8,278,000	5,899,482
7.75%, 4/15/2028 (a)	8,045,000	6,027,877
CMG Media Corp. 8.88%, 12/15/2027 (a)	8,187,000	6,191,828
Lamar Media Corp.:
3.63%, 1/15/2031	5,376,000	4,625,618
3.75%, 2/15/2028	5,765,000	5,334,816
4.00%, 2/15/2030	4,163,000	3,687,710
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,976,000	3,329,979
4.63%, 3/15/2030 (a)	4,039,000	3,348,412
5.00%, 8/15/2027 (a)	4,962,000	4,518,447
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,506,000	7,465,121
		65,080,537
AEROSPACE & DEFENSE — 2.7%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	5,810,000	5,660,334
7.13%, 6/15/2026 (a)	9,683,000	9,756,203
7.50%, 2/1/2029 (a)	7,447,000	7,608,749
7.88%, 4/15/2027 (a)	15,882,000	16,104,030
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a)	3,551,000	2,945,661
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	6,608,000	5,848,873
6.88%, 5/1/2025	4,850,000	5,036,919
Moog, Inc. 4.25%, 12/15/2027 (a)	4,430,500	4,156,562
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	6,873,000	6,876,849
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	5,772,000	4,891,193
7.50%, 4/15/2025 (a)	10,038,000	10,042,216
9.38%, 11/30/2029 (a)	7,703,000	8,408,287
TransDigm, Inc.:
4.63%, 1/15/2029	10,139,000	9,006,575
4.88%, 5/1/2029	6,119,000	5,416,294
5.50%, 11/15/2027	20,900,000	19,709,327
6.25%, 3/15/2026 (a)	34,570,000	34,597,310
6.75%, 8/15/2028 (a)	17,408,000	17,582,080
7.50%, 3/15/2027	4,870,000	4,872,630
8.00%, 12/15/2025 (a)	8,644,000	8,814,719
Security Description	Principal Amount	Value
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	$10,016,000	$10,028,921
		197,363,732
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	3,906,000	3,827,177
6.00%, 6/15/2030 (a)	8,469,000	8,440,290
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	7,196,000	6,401,274
10.50%, 11/1/2026 (a)	4,241,000	4,266,276
		22,935,017
AIRLINES — 2.2%
Air Canada 3.88%, 8/15/2026 (a)	10,694,000	9,714,430
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	4,275,000	4,216,945
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	4,323,000	3,963,283
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	7,193,000	6,995,192
11.75%, 7/15/2025 (a)	21,137,000	23,091,327
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	28,474,353	28,058,343
5.75%, 4/20/2029 (a)	24,455,192	23,471,360
Delta Air Lines, Inc.:
2.90%, 10/28/2024	7,138,000	6,830,209
7.38%, 1/15/2026	6,677,000	6,950,757
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	10,372,023	9,852,799
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	9,890,406	9,950,146
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	15,103,000	14,482,267
4.63%, 4/15/2029 (a)	15,943,000	14,419,009
		161,996,067
APPAREL — 0.2%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	6,991,000	7,152,772
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	2,875,000	2,452,979
William Carter Co. 5.63%, 3/15/2027 (a)	3,902,000	3,810,693
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	4,519,000	3,672,455
		17,088,899
AUTO MANUFACTURERS — 2.8%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	7,231,000	6,161,463

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 6/1/2029 (a)	$4,420,000	$4,303,842
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a)	8,287,000	8,189,462
Ford Motor Co.:
3.25%, 2/12/2032	12,849,000	10,059,611
6.10%, 8/19/2032	10,214,000	9,867,848
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	8,817,000	8,176,180
2.70%, 8/10/2026	7,810,000	6,951,837
2.90%, 2/16/2028	3,993,000	3,425,355
2.90%, 2/10/2029	4,509,000	3,734,715
3.38%, 11/13/2025	11,642,000	10,799,934
3.63%, 6/17/2031	4,949,000	4,076,541
4.00%, 11/13/2030	9,286,500	7,923,149
4.06%, 11/1/2024	8,138,000	7,857,320
4.13%, 8/17/2027	7,020,000	6,428,214
4.27%, 1/9/2027	5,546,000	5,166,654
4.54%, 8/1/2026	4,062,000	3,853,213
4.69%, 6/9/2025	4,367,000	4,201,578
4.95%, 5/28/2027	9,253,000	8,825,326
5.11%, 5/3/2029	8,352,000	7,837,183
5.13%, 6/16/2025	9,473,000	9,268,952
5.58%, 3/18/2024	2,492,000	2,467,778
6.95%, 3/6/2026	8,065,000	8,188,556
7.35%, 11/4/2027	8,633,000	8,905,457
7.35%, 3/6/2030	6,270,000	6,453,209
Jaguar Land Rover Automotive PLC:
5.50%, 7/15/2029 (a)	4,115,000	3,228,917
5.88%, 1/15/2028 (a)	5,134,000	4,354,710
7.75%, 10/15/2025 (a)	6,881,000	6,726,453
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,413,000	4,137,982
Nissan Motor Acceptance Co. LLC:
1.13%, 9/16/2024 (a)	500,000	467,445
1.85%, 9/16/2026 (a)	4,957,000	4,287,458
2.00%, 3/9/2026 (a)	1,780,000	1,576,884
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	8,068,000	7,507,677
4.81%, 9/17/2030 (a)	6,870,000	6,194,954
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,191,000	3,848,972
		205,454,829
AUTO PARTS & EQUIPMENT — 0.9%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	60	58
7.00%, 4/15/2028 (a)	4,070,000	4,185,059
8.25%, 4/15/2031 (a)	4,593,000	4,745,809
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	5,270,000	4,457,366
Security Description	Principal Amount	Value
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	$6,652,000	$6,631,844
8.50%, 5/15/2027 (a)	15,570,750	15,626,649
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,026,000	3,618,166
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,876,000	3,276,331
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	7,055,000	6,300,256
5.25%, 4/30/2031	3,995,000	3,513,003
5.25%, 7/15/2031	5,754,500	4,951,402
9.50%, 5/31/2025	6,212,000	6,399,913
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,675,000	3,467,448
		67,173,304
BANKS — 0.5%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	4,861,000	3,736,456
7.63%, 5/1/2026 (a)	5,041,000	4,098,988
8.25%, 4/15/2025 (a)	4,467,000	4,126,123
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (b)	6,120,000	4,401,259
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (b)	11,795,000	9,665,295
5 Year US ISDA + 3.70%, 5.86%, 6/19/2032 (a) (b)	111,000	98,314
5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (b)	9,972,000	9,335,787
		35,462,222
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	5,683,000	4,991,493
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,042,000	5,549,941
		10,541,434
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	5,778,000	4,740,445
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	10,843,000	9,374,641
5.00%, 3/1/2030 (a)	3,828,000	3,567,313
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	4,526,000	3,358,020
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,410,000	4,198,320
Griffon Corp. 5.75%, 3/1/2028	8,490,500	7,868,911

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Masonite International Corp. 5.38%, 2/1/2028 (a)	$3,706,000	$3,539,230
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	4,733,000	3,992,854
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,479,000	3,986,489
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,188,000	2,886,288
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	8,923,000	8,371,469
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	8,136,500	6,525,554
4.38%, 7/15/2030 (a)	12,430,700	10,792,955
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	5,836,000	5,537,897
Victors Merger Corp. 6.38%, 5/15/2029 (a)	3,802,000	2,278,691
		76,278,632
CHEMICALS — 1.9%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	6,713,000	5,365,432
Avient Corp.:
5.75%, 5/15/2025 (a)	4,973,000	4,941,521
7.13%, 8/1/2030 (a)	6,475,000	6,677,473
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	6,780,000	5,871,209
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	3,499,000	3,327,339
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	5,160,000	4,732,236
Chemours Co.:
4.63%, 11/15/2029 (a)	5,204,000	4,309,380
5.75%, 11/15/2028 (a)	7,131,000	6,406,490
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	4,047,000	3,478,963
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,333,000	3,843,718
Diamond BC BV 4.63%, 10/1/2029 (a)	3,674,000	3,582,334
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,100,000	5,347,260
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,578,000	3,288,325
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,005,000	3,461,562
Security Description	Principal Amount	Value
Methanex Corp.:
5.13%, 10/15/2027	$5,232,000	$4,985,991
5.25%, 12/15/2029	5,627,000	5,259,444
Olin Corp. 5.63%, 8/1/2029	5,009,000	4,906,566
Olympus Water U.S. Holding Corp. 4.25%, 10/1/2028 (a)	6,304,000	5,154,781
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	239
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	9,036,000	8,042,763
6.63%, 5/1/2029 (a)	5,787,000	4,780,178
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	6,356,000	5,843,770
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029 (a)	6,629,000	5,501,473
Tronox, Inc. 4.63%, 3/15/2029 (a)	10,067,000	8,428,294
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	4,046,000	3,431,413
4.25%, 2/15/2030 (a)	3,951,000	3,875,812
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	4,987,000	3,821,538
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	135,000	127,073
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,931,970	4,752,348
5.63%, 8/15/2029 (a)	8,366,000	7,097,463
		140,642,388
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	3,433,000	3,010,810
COMMERCIAL SERVICES — 5.0%
ADT Security Corp. 4.13%, 8/1/2029 (a)	7,734,000	6,901,590
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,516,000	4,968,702
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	8,511,000	6,344,610
6.63%, 7/15/2026 (a)	14,822,500	14,235,974
9.75%, 7/15/2027 (a)	8,576,500	7,627,081
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 6/1/2028 (a)	15,999,000	13,483,645
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	4,172,000	3,885,092
APX Group, Inc.:
5.75%, 7/15/2029 (a)	6,096,000	5,461,589

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 2/15/2027 (a)	$5,297,000	$5,267,549
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,196,000	3,913,609
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	4,608,000	4,191,713
5.38%, 3/1/2029 (a)	4,676,000	4,342,321
Block, Inc.:
2.75%, 6/1/2026	9,463,000	8,630,067
3.50%, 6/1/2031	8,050,000	6,605,669
Cimpress PLC 7.00%, 6/15/2026	4,384,000	3,563,184
CoreCivic, Inc. 8.25%, 4/15/2026	5,738,000	5,805,135
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	7,384,000	5,721,788
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,609,000	4,182,114
6.00%, 6/1/2029 (a)	3,699,000	2,940,705
9.50%, 11/1/2027 (a)	5,805,000	5,519,046
Gartner, Inc.:
3.63%, 6/15/2029 (a)	5,803,000	5,183,414
3.75%, 10/1/2030 (a)	5,995,000	5,372,659
4.50%, 7/1/2028 (a)	6,394,000	6,068,545
Grand Canyon University 4.13%, 10/1/2024	4,935,000	4,662,095
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	6,537,000	5,832,115
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,603,000	9,265,743
Hertz Corp.:
4.63%, 12/1/2026 (a)	4,897,000	4,400,101
5.00%, 12/1/2029 (a)	7,832,000	6,482,468
IHS Markit Ltd.:
4.25%, 5/1/2029	15,000	14,378
4.75%, 2/15/2025 (a)	20,000	19,694
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	5,899,000	4,914,575
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	8,877,000	7,151,755
5.75%, 11/1/2028 (a)	10,617,000	7,649,548
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	21,107,000	19,561,545
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,739,000	6,990,561
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/1/2028 (a)	1,000	481
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	4,994,000	3,287,151
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,668,000	7,770,862
Security Description	Principal Amount	Value
5.25%, 4/15/2024 (a)	$5,333,000	$5,289,909
5.75%, 4/15/2026 (a)	10,732,500	10,649,430
6.25%, 1/15/2028 (a)	10,345,000	9,713,438
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,649,000	3,982,984
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	8,095,000	7,230,535
9.25%, 4/15/2025 (a)	7,595,000	7,151,300
11.25%, 12/15/2027 (a)	6,260,000	5,818,920
Service Corp. International:
3.38%, 8/15/2030	6,735,000	5,741,857
4.00%, 5/15/2031	6,437,700	5,661,056
5.13%, 6/1/2029	5,993,000	5,793,014
Sotheby's 7.38%, 10/15/2027 (a)	6,101,000	5,772,461
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,292,000	3,685,626
United Rentals North America, Inc.:
3.75%, 1/15/2032	5,889,000	5,067,956
3.88%, 11/15/2027	5,776,000	5,411,881
3.88%, 2/15/2031	8,322,000	7,342,334
4.00%, 7/15/2030	5,689,000	5,114,809
5.25%, 1/15/2030	6,318,000	6,077,411
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	8,290,000	8,298,373
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	7,558,000	7,144,275
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	4,007,000	3,676,342
6.13%, 6/15/2025 (a)	3,920,000	3,896,088
WW International, Inc. 4.50%, 4/15/2029 (a)	4,642,000	2,494,054
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,290,000	4,544,216
		363,777,142
COMPUTERS — 1.0%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	4,364,000	3,478,588
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	5,513,000	4,808,880
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	5,241,000	2,691,218
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	4,017,000	521,206
McAfee Corp. 7.38%, 2/15/2030 (a)	14,219,000	11,877,273
NCR Corp.:
5.00%, 10/1/2028 (a)	6,962,000	6,119,876
5.13%, 4/15/2029 (a)	8,603,000	7,460,866

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 9/1/2027 (a)	$3,624,000	$3,557,826
6.13%, 9/1/2029 (a)	4,040,000	3,985,500
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	3,872,000	3,702,058
8.25%, 2/1/2028 (a)	5,099,000	4,851,648
Seagate HDD Cayman:
3.38%, 7/15/2031	406,000	302,852
4.09%, 6/1/2029	3,958,000	3,536,908
9.63%, 12/1/2032 (a)	6,814,614	7,694,040
Vericast Corp. 11.00%, 9/15/2026 (a)	10,562,950	11,159,545
		75,748,284
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	5,737,000	5,758,916
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	6,715,000	6,215,068
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	5,206,000	4,530,313
		16,504,297
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	7,694,000	7,452,639
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	3,572,000	3,362,073
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,138,000	3,662,047
5.50%, 6/1/2028 (a)	6,145,000	5,884,268
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	4,121,000	2,458,012
		22,819,039
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	5,224,000	4,771,549
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,346,000	4,886,030
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	9,783,000	8,599,942
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	4,246,000	4,372,191
7.75%, 3/15/2031 (a)	6,570,000	6,884,506
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	2,068,000	2,070,151
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	165,000	13,395
9.00%, 11/15/2026 (a)	134,000	11,390
Security Description	Principal Amount	Value
REGS, 13.13%, 11/15/2027 (a)	$1,078,000	$87,059
		31,696,213
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	3,756,000	3,397,527
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,734,000	4,763,540
Ally Financial, Inc. COR, 6.70%, 2/14/2033	3,932,000	3,477,854
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	8,972,000	5,529,623
3.63%, 10/1/2031 (a)	7,841,000	4,406,564
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	7,663,000	3,052,939
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,927,500	5,778,364
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	12,241,421	11,052,901
goeasy Ltd. 5.38%, 12/1/2024 (a)	4,398,000	4,170,623
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,072,000	3,062,063
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	4,596,000	4,118,062
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	8,119,000	6,875,088
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	4,260,000	1,945,542
6.50%, 11/1/2025 (a)	4,559,000	2,906,910
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	8,395,000	7,554,241
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	7,472,000	6,318,248
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	5,493,000	4,222,414
5.50%, 8/15/2028 (a)	7,665,000	6,572,354
5.75%, 11/15/2031 (a)	5,080,000	3,955,390
6.00%, 1/15/2027 (a)	4,764,000	4,330,667
Navient Corp.:
4.88%, 3/15/2028	5,218,000	4,390,895
5.00%, 3/15/2027	6,636,000	5,873,988
5.50%, 3/15/2029	7,528,000	6,357,471
6.75%, 6/15/2026	5,577,000	5,428,986
7.25%, 9/25/2023	330	330
NFP Corp.:
4.88%, 8/15/2028 (a)	5,346,000	4,819,793
6.88%, 8/15/2028 (a)	15,780,000	13,553,915
OneMain Finance Corp.:
3.50%, 1/15/2027	7,191,000	6,041,375
3.88%, 9/15/2028	6,446,000	5,099,431
4.00%, 9/15/2030	7,196,800	5,394,505

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 11/15/2029	$7,103,000	$5,974,191
6.63%, 1/15/2028	7,561,000	6,932,227
7.13%, 3/15/2026	12,820,000	12,317,969
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	5,101,000	4,061,161
5.38%, 10/15/2025 (a)	5,189,000	4,845,488
5.75%, 9/15/2031 (a)	4,644,000	3,742,275
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	9,816,000	8,750,277
3.63%, 3/1/2029 (a)	5,903,000	5,070,559
3.88%, 3/1/2031 (a)	9,461,000	7,837,209
4.00%, 10/15/2033 (a)	6,294,500	4,997,267
SLM Corp.:
3.13%, 11/2/2026	4,071,000	3,482,618
4.20%, 10/29/2025	5,066,000	4,561,021
Synchrony Financial COR, 7.25%, 2/2/2033	5,882,000	5,147,691
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,481,000	6,137,701
5.50%, 4/15/2029 (a)	5,498,000	4,608,699
5.75%, 6/15/2027 (a)	4,618,000	4,161,973
VistaJet Malta Finance PLC/XO Management Holding, Inc.:
6.38%, 2/1/2030 (a)	8,290,000	7,411,592
7.88%, 5/1/2027 (a)	4,865,000	4,694,239
		259,185,760
ELECTRIC — 2.4%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (b)	6,538,000	5,233,015
Calpine Corp.:
3.75%, 3/1/2031 (a)	7,521,000	6,387,435
4.50%, 2/15/2028 (a)	10,209,000	9,467,010
4.63%, 2/1/2029 (a)	5,779,000	5,004,903
5.00%, 2/1/2031 (a)	7,260,000	6,151,108
5.13%, 3/15/2028 (a)	12,266,000	11,233,693
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	7,283,000	6,281,442
4.75%, 3/15/2028 (a)	5,707,000	5,449,785
Drax Finco PLC 6.63%, 11/1/2025 (a)	4,143,000	4,077,955
Edison International 5 year CMT + 3.86%, 8.13%, 6/15/2053	4,000,000	4,047,400
FirstEnergy Corp. 2.65%, 3/1/2030	4,261,000	3,645,072
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	4,828,000	4,511,090
4.25%, 7/15/2024 (a)	5,200,000	5,131,308
Security Description	Principal Amount	Value
4.50%, 9/15/2027 (a)	$79,500	$75,791
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,207,000	3,497,952
3.63%, 2/15/2031 (a)	8,943,000	7,249,464
3.88%, 2/15/2032 (a)	8,672,000	6,942,630
5.25%, 6/15/2029 (a)	5,881,000	5,428,692
5.75%, 1/15/2028 (a)	840	825
5.75%, 1/15/2028	7,239,000	7,106,599
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	5,600,000	5,158,160
PG&E Corp.:
5.00%, 7/1/2028	8,732,000	8,247,025
5.25%, 7/1/2030	8,482,000	7,859,591
Pike Corp. 5.50%, 9/1/2028 (a)	5,148,000	4,489,674
Talen Energy Supply LLC 7.25%, 5/15/2027 (a) (d)	148,000	151,798
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	11,028,000	9,819,000
5.00%, 7/31/2027 (a)	11,042,000	10,435,573
5.50%, 9/1/2026 (a)	8,221,000	7,989,414
5.63%, 2/15/2027 (a)	10,718,000	10,441,797
		171,515,201
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	6,574,000	5,780,387
4.75%, 6/15/2028 (a)	5,452,000	4,937,822
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	11,769,000	11,966,954
7.25%, 6/15/2028 (a)	11,055,000	11,360,671
		34,045,834
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,509,000	7,721,322
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,292,000	14,566,840
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	8,855,000	7,999,961
5.88%, 9/1/2030 (a)	4,341,000	4,299,891
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	4,566,500	3,993,176
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	4,334,000	3,770,363
		42,351,553
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	7,610,000	6,927,916
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	5,237,000	4,730,372
		11,658,288

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.3%
Artera Services LLC 9.03%, 12/4/2025 (a)	$7,988,222	$6,880,575
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	165,000	150,855
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	31,000	29,052
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,436,000	4,000,074
Fluor Corp. 4.25%, 9/15/2028	4,143,000	3,797,639
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	124,600
TopBuild Corp. 4.13%, 2/15/2032 (a)	3,851,000	3,265,841
		18,248,636
ENTERTAINMENT — 3.6%
Affinity Interactive 6.88%, 12/15/2027 (a)	5,473,000	4,890,454
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	5,115,000	2,800,769
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	9,209,000	6,364,616
10.00%, 6/15/2026 (a)	10,490,923	6,656,910
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,830,400	5,191,505
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	10,171,000	8,922,205
6.25%, 7/1/2025 (a)	27,473,000	27,481,517
7.00%, 2/15/2030 (a)	16,581,000	16,867,851
8.13%, 7/1/2027 (a)	12,660,000	12,918,517
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	8,241,000	8,276,848
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	9,303,000	8,881,295
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	7,764,000	7,757,711
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	4,570,000	4,473,619
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	6,610,000	5,736,885
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,814,000	5,628,999
5.25%, 1/15/2029 (a)	5,759,000	5,514,588
6.25%, 1/15/2027 (a)	5,723,000	5,771,302
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,896,000	4,277,537
Security Description	Principal Amount	Value
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	$7,526,000	$4,895,814
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	5,036,000	4,508,479
4.75%, 10/15/2027 (a)	8,001,000	7,405,886
6.50%, 5/15/2027 (a)	9,133,000	9,221,590
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	5,578,000	4,852,079
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	10,507,000	9,613,905
13.25%, 12/15/2027 (a)	2,624,000	2,807,916
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,769,000	4,267,906
5.88%, 9/1/2031 (a)	6,601,000	4,743,413
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	7,999,000	6,127,634
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,319,000	5,613,484
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	6,291,000	6,227,964
7.25%, 11/15/2029 (a)	4,056,000	4,061,394
8.63%, 7/1/2025 (a)	4,792,000	4,904,804
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	6,442,000	5,796,769
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,471,000	5,094,978
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,144,000	3,158,997
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	5,894,000	4,930,449
3.75%, 12/1/2029 (a)	4,179,000	3,701,884
3.88%, 7/15/2030 (a)	4,151,000	3,639,804
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	4,000	4,080
COR, 7.13%, 2/15/2031 (a)	5,703,000	5,783,640
REGS, 5.13%, 10/1/2029 (a)	5,682,000	5,156,983
		264,932,980

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	$3,775,000	$3,663,373
6.38%, 2/1/2031 (a)	4,541,000	4,633,455
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	5,699,000	5,035,351
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	5,985,000	5,410,620
3.75%, 8/1/2025 (a)	5,688,000	5,464,974
4.00%, 8/1/2028 (a)	5,690,000	5,169,251
4.25%, 6/1/2025 (a)	4,440,000	4,331,131
4.38%, 8/15/2029 (a)	4,444,000	3,983,468
4.75%, 6/15/2029 (a)	5,843,000	5,407,112
5.13%, 12/15/2026 (a)	4,081,000	3,992,769
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,199,000	4,505,297
5.88%, 6/30/2029 (a)	8,878,000	6,822,477
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	4,278,000	3,772,212
5.38%, 7/15/2024 (a)	4,208,000	4,179,933
		66,371,423
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	6,503,000	6,120,298
3.50%, 3/15/2029 (a)	11,447,000	9,959,920
4.63%, 1/15/2027 (a)	10,439,500	10,090,299
4.88%, 2/15/2030 (a)	8,545,000	7,976,159
5.88%, 2/15/2028 (a)	6,240,500	6,201,809
6.50%, 2/15/2028 (a)	5,871,000	5,919,084
7.50%, 3/15/2026 (a)	4,722,000	4,883,256
B&G Foods, Inc. 5.25%, 9/15/2027	5,914,018	5,087,593
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	7,046,000	6,450,331
4.38%, 1/31/2032 (a)	6,011,000	5,465,923
4.88%, 5/15/2028 (a)	4,242,000	4,127,551
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	8,260,000	7,460,928
5.50%, 10/15/2027 (a)	8,428,000	8,239,718
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	11,032,000	9,708,601
4.63%, 4/15/2030 (a)	12,477,000	11,184,757
5.50%, 12/15/2029 (a)	10,751,000	10,178,187
Sigma Holdco BV 7.88%, 5/15/2026 (a)	82,000	65,061
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	7,345,000	5,966,931
TreeHouse Foods, Inc. 4.00%, 9/1/2028	3,911,000	3,461,900
Security Description	Principal Amount	Value
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	$3,864,000	$3,490,274
4.75%, 2/15/2029 (a)	6,917,000	6,387,850
6.25%, 4/15/2025 (a)	7,763,000	7,836,516
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	4,072,000	3,778,775
		150,041,721
FOOD SERVICE — 0.2%
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	11,523,000	11,595,595
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	4,545,000	2,842,170
		14,437,765
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,188,000	5,509,176
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,663,000	3,109,009
Mercer International, Inc. 5.13%, 2/1/2029	7,297,000	6,250,610
		14,868,795
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	7,032,000	6,294,554
4.63%, 7/15/2028 (a)	13,173,000	12,506,183
Embecta Corp. 5.00%, 2/15/2030 (a)	4,053,000	3,489,268
Hologic, Inc. 3.25%, 2/15/2029 (a)	6,991,000	6,222,619
Medline Borrower LP:
3.88%, 4/1/2029 (a)	35,064,000	30,423,280
5.25%, 10/1/2029 (a)	19,756,000	17,140,108
Teleflex, Inc. 4.25%, 6/1/2028 (a)	3,217,000	3,058,112
		79,134,124
HEALTH CARE SERVICES — 4.6%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	4,641,750	4,094,580
3.50%, 4/1/2030 (a)	5,928,000	5,207,155
5.00%, 7/15/2027 (a)	4,042,000	3,947,256
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	4,220,000	3,754,070
4.00%, 3/15/2031 (a)	3,801,000	3,337,354
4.25%, 5/1/2028 (a)	4,020,000	3,762,197
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	8,517,000	6,298,918
5.25%, 5/15/2030 (a)	12,032,000	9,376,778
5.63%, 3/15/2027 (a)	15,475,000	13,426,265
6.00%, 1/15/2029 (a)	7,127,000	5,995,161
6.13%, 4/1/2030 (a)	9,772,000	5,887,728
6.88%, 4/1/2028 (a)	5,189,000	3,217,024

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/15/2029 (a)	$13,399,000	$8,291,167
8.00%, 3/15/2026 (a)	17,364,000	16,789,078
8.00%, 12/15/2027 (a)	6,455,000	6,250,764
DaVita, Inc.:
3.75%, 2/15/2031 (a)	11,858,500	9,344,024
4.63%, 6/1/2030 (a)	22,289,250	19,019,417
Encompass Health Corp.:
4.50%, 2/1/2028	7,227,000	6,740,117
4.75%, 2/1/2030	7,949,000	7,231,364
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,127,000	782,438
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	5,164,000	3,810,257
IQVIA, Inc. 5.00%, 5/15/2027 (a)	8,492,000	8,318,508
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	5,376,000	4,398,804
6.75%, 4/15/2025 (a)	4,654,000	4,412,644
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	4,981,000	3,045,284
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	4,411,000	3,758,040
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,498,000	4,368,278
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	5,592,000	4,880,362
3.88%, 5/15/2032 (a)	6,072,000	5,156,342
4.38%, 6/15/2028 (a)	6,287,000	5,847,602
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,972,000	6,194,483
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,829,000	2,668,505
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	10,598,000	8,566,575
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	6,153,000	4,661,513
Select Medical Corp. 6.25%, 8/15/2026 (a)	10,121,000	9,818,078
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	4,878,000	4,022,155
Tenet Healthcare Corp.:
4.25%, 6/1/2029	9,980,000	9,017,629
4.38%, 1/15/2030	10,777,000	9,675,160
4.63%, 9/1/2024	4,711,000	4,644,810
4.63%, 6/15/2028	5,475,000	5,087,753
4.88%, 1/1/2026	16,080,000	15,763,867
5.13%, 11/1/2027	11,648,000	11,232,283
6.13%, 10/1/2028	20,329,000	19,382,482
6.13%, 6/15/2030 (a)	15,402,000	15,214,712
6.25%, 2/1/2027	11,822,000	11,628,829
Security Description	Principal Amount	Value
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	$6,116,000	$5,451,435
U.S. Renal Care, Inc. 10.63%, 7/15/2027 (a)	3,530,929	943,323
		334,722,568
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	4,959,000	3,739,979
6.25%, 9/15/2027 (a)	5,110,000	4,532,519
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	4,344,000	3,722,938
6.75%, 6/1/2027	4,926,000	4,928,069
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,617,000	4,071,779
5.25%, 12/15/2027 (a)	4,812,000	4,527,803
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	3,813,000	3,531,829
5.88%, 6/15/2027 (a)	3,802,000	3,741,624
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	4,777,000	3,946,232
		36,742,772
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	6,727,000	5,617,449
4.00%, 4/15/2029 (a)	7,348,000	6,462,933
		12,080,382
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	3,964,000	3,423,072
Central Garden & Pet Co. 4.13%, 10/15/2030	3,527,000	3,116,986
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a)	5,262,000	4,580,203
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	4,717,000	3,903,176
		15,023,437
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,416,000	4,646,116
Newell Brands, Inc.:
4.88%, 6/1/2025	4,319,000	4,229,294
6.38%, 9/15/2027	5,254,000	5,301,916
6.63%, 9/15/2029	6,059,000	6,106,927
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	5,317,000	3,281,068
		23,565,321

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	$5,388,000	$4,597,419
6.00%, 8/1/2029 (a)	3,450,500	2,862,604
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	6,155,000	5,510,325
6.75%, 10/15/2027 (a)	10,812,000	10,032,996
6.75%, 4/15/2028 (a)	10,500,000	10,481,940
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	5,473,000	4,846,177
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	4,158,000	3,590,724
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,513,000	4,677,284
Enstar Finance LLC 5 Year CMT + 4.01%, 5.50%, 1/15/2042 (b)	5,380,000	3,840,997
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (b)	7,338,000	5,910,686
HUB International Ltd.:
5.63%, 12/1/2029 (a)	4,335,500	3,776,611
7.00%, 5/1/2026 (a)	13,500,000	13,298,985
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	2,000,000	2,071,860
Liberty Mutual Group, Inc. 5 Year CMT + 3.32%, 4.13%, 12/15/2051 (a) (b)	3,478,000	2,720,387
MGIC Investment Corp. 5.25%, 8/15/2028	5,852,000	5,559,634
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	4,051,000	3,827,142
		87,605,771
INTERNET — 2.4%
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,455,000	2,703,088
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,710,000	6,441,705
6.13%, 12/1/2028 (a)	2,922,000	2,421,228
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	2,622,000	2,444,805
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	5,806,000	3,971,072
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	8,239,000	8,285,715
7.13%, 9/30/2030 (a)	6,048,000	6,018,183
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	7,427,000	6,421,756
5.25%, 12/1/2027 (a)	4,554,000	4,435,414
Security Description	Principal Amount	Value
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	$5,808,000	$4,374,411
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	5,199,000	4,233,234
4.13%, 8/1/2030 (a)	4,601,000	3,959,575
4.63%, 6/1/2028 (a)	4,190,000	3,894,270
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	5,709,000	3,707,310
Netflix, Inc.:
3.63%, 6/15/2025 (a)	3,080,000	2,994,314
4.88%, 4/15/2028	770,000	773,904
4.88%, 6/15/2030 (a)	7,794,000	7,773,034
5.38%, 11/15/2029 (a)	6,304,000	6,410,790
5.88%, 11/15/2028	13,854,000	14,591,033
6.38%, 5/15/2029	6,365,000	6,848,167
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	5,674,000	2,492,134
Rakuten Group, Inc.:
10.25%, 11/30/2024 (a)	8,590,000	8,305,671
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (b)	6,026,000	3,695,987
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b)	7,931,000	4,243,640
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	4,095,000	4,113,796
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	12,636,000	11,530,603
6.25%, 1/15/2028 (a)	4,151,000	4,143,362
7.50%, 5/15/2025 (a)	8,272,000	8,373,828
7.50%, 9/15/2027 (a)	9,870,000	10,174,292
8.00%, 11/1/2026 (a)	12,611,000	12,927,158
		172,703,479
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	8,822,000	7,804,118
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	6,375,000	5,481,608
4.75%, 9/15/2024	9,334,000	9,148,253
5.25%, 5/15/2027	12,051,000	11,300,825
6.25%, 5/15/2026	11,151,000	10,970,131
		44,704,935
IRON/STEEL — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	5,379,000	5,137,052
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	5,370,000	5,374,081
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027	4,482,000	4,439,600
6.75%, 3/15/2026 (a)	6,873,000	6,992,659

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	$5,377,000	$5,528,309
8.13%, 5/1/2027 (a)	5,696,000	5,776,314
8.50%, 5/1/2030 (a)	5,078,000	5,122,331
		38,370,346
LEISURE TIME — 3.4%
Carnival Corp.:
4.00%, 8/1/2028 (a)	19,830,000	17,080,769
5.75%, 3/1/2027 (a)	28,207,000	23,162,460
6.00%, 5/1/2029 (a)	17,149,000	13,639,286
7.63%, 3/1/2026 (a)	11,110,000	10,136,431
9.88%, 8/1/2027 (a)	7,592,000	7,816,495
10.50%, 2/1/2026 (a)	6,839,000	7,116,116
10.50%, 6/1/2030 (a)	9,816,000	9,424,832
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	17,326,000	18,630,474
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	53,000	45,035
Life Time, Inc. 5.75%, 1/15/2026 (a)	6,481,000	6,298,365
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,090,000	3,023,246
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	4,386,450	4,109,665
5.88%, 3/15/2026 (a)	12,202,000	10,384,512
5.88%, 2/15/2027 (a)	8,278,000	7,718,656
7.75%, 2/15/2029 (a)	5,726,000	4,919,378
8.38%, 2/1/2028 (a)	6,283,000	6,308,635
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	5,487,000	4,451,329
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	5,448,000	4,889,308
5.38%, 7/15/2027 (a)	8,311,000	7,409,007
5.50%, 8/31/2026 (a)	7,810,000	7,259,317
5.50%, 4/1/2028 (a)	12,659,000	11,169,036
7.25%, 1/15/2030 (a)	6,852,000	6,894,619
8.25%, 1/15/2029 (a)	7,842,000	8,204,144
9.25%, 1/15/2029 (a)	8,892,000	9,451,218
11.50%, 6/1/2025 (a)	11,239,794	11,986,229
11.63%, 8/15/2027 (a)	12,593,000	13,526,645
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a)	4,619,000	3,961,716
13.00%, 5/15/2025 (a)	4,783,000	5,053,431
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,497,000	3,626,651
		247,697,005
LODGING — 3.8%
Boyd Gaming Corp.:
4.75%, 12/1/2027	7,272,000	6,972,103
4.75%, 6/15/2031 (a)	6,881,000	6,249,737
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	4,445,000	3,997,922
Security Description	Principal Amount	Value
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	$12,520,250	$10,555,072
3.75%, 5/1/2029 (a)	6,106,000	5,464,748
4.00%, 5/1/2031 (a)	8,638,000	7,562,828
4.88%, 1/15/2030	8,453,000	8,080,730
5.38%, 5/1/2025 (a)	4,162,000	4,152,844
5.75%, 5/1/2028 (a)	3,778,000	3,775,544
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	5,390,000	4,605,108
5.00%, 6/1/2029 (a)	6,870,000	6,094,033
Las Vegas Sands Corp.:
2.90%, 6/25/2025	4,667,000	4,426,043
3.20%, 8/8/2024	13,441,000	12,995,431
3.50%, 8/18/2026	8,692,000	8,101,466
3.90%, 8/8/2029	6,155,000	5,559,011
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	5,977,000	5,088,399
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	9,086,000	7,408,543
5.75%, 7/21/2028 (a)	6,385,000	5,449,406
Series REGS, 5.25%, 4/26/2026	3,293,000	2,974,666
Series REGS, 5.63%, 7/17/2027	4,221,000	3,713,383
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	7,409,000	6,630,610
5.25%, 6/18/2025 (a)	4,354,000	4,130,379
5.38%, 5/15/2024 (a)	6,118,000	5,982,364
5.88%, 5/15/2026 (a)	6,190,000	5,841,379
MGM Resorts International:
4.75%, 10/15/2028	5,628,500	5,248,407
5.50%, 4/15/2027	5,667,000	5,491,210
5.75%, 6/15/2025	5,469,000	5,457,898
6.75%, 5/1/2025	5,213,222	5,257,117
Sands China Ltd.:
2.80%, 3/8/2027	5,775,000	4,965,403
3.35%, 3/8/2029	4,931,000	4,108,213
3.75%, 8/8/2031	4,170,000	3,363,397
4.30%, 1/8/2026	9,176,000	8,594,425
4.88%, 6/18/2030	4,988,000	4,449,146
5.63%, 8/8/2025	11,820,000	11,506,534
5.90%, 8/8/2028	13,839,000	13,154,385
Station Casinos LLC:
4.50%, 2/15/2028 (a)	5,259,000	4,744,512
4.63%, 12/1/2031 (a)	4,187,000	3,535,042
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	8,896,000	6,801,437
6.00%, 7/15/2025 (a)	4,844,000	4,455,269
6.50%, 1/15/2028 (a)	3,481,000	2,921,394
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	5,260,000	4,583,091

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 7/31/2026 (a)	$5,406,000	$5,427,462
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,076,000	3,756,482
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a)	13,000	12,285
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	6,610,000	5,396,801
5.50%, 1/15/2026 (a)	9,426,000	8,735,168
5.63%, 8/26/2028 (a)	9,766,000	8,338,894
		276,115,721
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	5,480,000	5,093,057
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	6,891,000	6,126,926
Weir Group PLC 2.20%, 5/13/2026 (a)	6,986,000	6,291,592
		17,511,575
MACHINERY-DIVERSIFIED — 0.6%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	11,789,000	12,180,631
9.50%, 1/1/2031 (a)	5,158,000	5,443,340
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,851,000	4,092,643
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	133,000	112,385
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	3,581,000	3,090,546
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	4,981,000	4,156,744
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	11,881,000	11,210,793
		40,287,082
MEDIA — 8.6%
Altice Financing SA:
5.00%, 1/15/2028 (a)	9,802,000	7,947,658
5.75%, 8/15/2029 (a)	17,168,000	13,650,963
AMC Networks, Inc. 4.25%, 2/15/2029	9,219,000	5,649,680
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	3,447,000	252,837
Cable One, Inc. 4.00%, 11/15/2030 (a)	4,966,000	4,066,657
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	23,111,000	18,939,464
4.25%, 1/15/2034 (a)	16,533,000	12,805,966
4.50%, 8/15/2030 (a)	21,778,000	18,356,894
4.50%, 5/1/2032	22,732,000	18,570,907
4.50%, 6/1/2033 (a)	13,325,000	10,625,888
4.75%, 3/1/2030 (a)	24,339,000	21,092,664
Security Description	Principal Amount	Value
4.75%, 2/1/2032 (a)	$10,223,000	$8,603,779
5.38%, 6/1/2029 (a)	12,296,000	11,294,737
6.38%, 9/1/2029 (a)	12,852,000	12,271,604
COR, 7.38%, 3/1/2031 (a)	9,071,000	8,940,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	63,644
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	8,146,000	5,627,420
4.50%, 11/15/2031 (a)	12,489,000	8,943,623
4.63%, 12/1/2030 (a)	17,529,500	8,626,793
5.00%, 11/15/2031 (a)	4,582,000	2,283,440
5.38%, 2/1/2028 (a)	57,000	46,812
5.75%, 1/15/2030 (a)	17,045,000	8,620,338
6.50%, 2/1/2029 (a)	15,194,000	12,788,942
7.50%, 4/1/2028 (a)	9,483,500	6,040,231
4.13%, 12/1/2030 (a)	8,832,000	6,342,083
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	30,579,000	27,697,541
DISH DBS Corp.:
5.13%, 6/1/2029	11,744,000	6,197,074
5.25%, 12/1/2026 (a)	22,553,000	18,018,268
5.75%, 12/1/2028 (a)	19,461,500	14,530,734
7.38%, 7/1/2028	7,870,000	4,485,743
DISH Network Corp. 11.75%, 11/15/2027 (a)	26,607,000	25,583,961
GCI LLC 4.75%, 10/15/2028 (a)	5,777,000	4,984,800
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	10,339,000	6,782,177
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	7,802,000	5,180,840
7.00%, 5/15/2027 (a)	8,143,000	6,820,007
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,840,750	3,061,462
5.25%, 8/15/2027 (a)	6,060,000	4,952,293
6.38%, 5/1/2026	6,635,801	5,856,094
8.38%, 5/1/2027	8,643,839	6,282,083
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	6,262,000	5,354,386
6.75%, 10/15/2027 (a)	10,553,000	9,965,620
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,274,000	6,327,362
8.00%, 8/1/2029 (a)	5,681,000	4,585,703
News Corp.:
3.88%, 5/15/2029 (a)	8,305,000	7,376,501
5.13%, 2/15/2032 (a)	3,589,000	3,361,816
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	7,478,500	6,648,461
5.63%, 7/15/2027 (a)	16,425,000	15,214,313
Paramount Global 5 Year CMT + 4.00%, 6.38%, 3/30/2062 (b)	7,628,000	6,109,647

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	$7,104,000	$5,554,547
6.50%, 9/15/2028 (a)	6,757,000	2,786,181
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,506,000	3,523,647
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	6,559,000	5,295,212
5.50%, 3/1/2030 (a)	5,182,000	4,120,726
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	10,137,000	9,142,966
3.88%, 9/1/2031 (a)	11,402,000	8,865,055
4.00%, 7/15/2028 (a)	16,293,000	14,005,137
4.13%, 7/1/2030 (a)	13,355,000	10,917,178
5.50%, 7/1/2029 (a)	11,259,000	10,237,358
TEGNA, Inc.:
4.63%, 3/15/2028	8,295,000	7,277,120
4.75%, 3/15/2026 (a)	4,662,000	4,420,602
5.00%, 9/15/2029	7,166,000	6,198,375
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	5,240,000	4,934,403
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	7,525,000	6,320,849
6.63%, 6/1/2027 (a)	11,813,000	11,222,350
7.38%, 6/30/2030 (a)	7,473,000	7,050,477
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	8,802,018	7,608,288
Urban One, Inc. 7.38%, 2/1/2028 (a)	6,486,000	5,886,694
Videotron Ltd. 3.63%, 6/15/2029 (a)	3,381,000	2,912,157
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	8,159,000	6,738,192
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	8,705,000	7,470,805
5.50%, 5/15/2029 (a)	11,118,000	10,333,514
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	3,670,000	3,259,804
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	11,908,000	9,716,928
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	5,086,000	4,088,737
Ziggo BV 4.88%, 1/15/2030 (a)	7,497,000	6,389,693
		624,107,555
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	4,583,000	4,512,605
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	3,956,000	3,530,216
		8,042,821
Security Description	Principal Amount	Value
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	$4,790,000	$4,789,186
6.13%, 2/15/2028 (a)	8,086,000	7,972,311
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	4,515,000	4,317,424
Constellium SE 3.75%, 4/15/2029 (a)	3,790,000	3,285,513
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	12,017,000	10,271,771
4.50%, 9/15/2027 (a)	4,013,000	3,853,202
FMG Resources August Pty. Ltd.:
5.88%, 4/15/2030 (a)	5,273,000	5,100,046
6.13%, 4/15/2032 (a)	6,225,000	5,968,966
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,047,000	1,904,140
4.50%, 4/1/2026 (a)	3,379,000	3,143,179
6.13%, 4/1/2029 (a)	2,540,000	2,400,757
6.13%, 4/1/2029	2,048,000	1,935,729
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	5,432,000	4,462,985
4.63%, 3/1/2028 (a)	4,194,000	3,761,347
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,001,000	5,480,533
3.88%, 8/15/2031 (a)	6,140,000	5,168,345
4.75%, 1/30/2030 (a)	13,128,000	12,066,601
		85,882,035
MISCELLANEOUS MANUFACTURER — 0.2%
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	7,119,000	6,336,124
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	4,248,000	4,192,818
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,786,000	5,149,135
		15,678,077
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	7,039,000	6,644,464
5.50%, 8/15/2028 (a)	5,523,000	4,779,052
		11,423,516
OIL & GAS — 5.4%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	7,067,000	6,931,314
Antero Resources Corp. 5.38%, 3/1/2030 (a)	5,742,700	5,332,958
Apache Corp. 4.25%, 1/15/2030	5,057,000	4,615,473

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	$5,754,000	$5,560,378
California Resources Corp. 7.13%, 2/1/2026 (a)	5,255,000	5,313,120
Callon Petroleum Co.:
7.50%, 6/15/2030 (a)	6,632,000	6,230,565
8.00%, 8/1/2028 (a)	5,694,000	5,642,412
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2025 (a)	4,840,000	4,980,263
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,307,000	4,237,054
5.88%, 2/1/2029 (a)	4,728,000	4,499,638
6.75%, 4/15/2029 (a)	7,841,000	7,777,958
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	4,219,000	3,964,805
7.38%, 1/15/2031 (a)	5,297,000	5,217,174
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	8,419,000	7,259,367
6.75%, 3/1/2029 (a)	9,083,000	8,269,708
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	5,837,000	5,486,897
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	4,694,000	4,528,302
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	5,312,000	5,211,178
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	5,792,000	5,063,656
EQT Corp. 3.90%, 10/1/2027	300	282
Gulfport Energy Corp.:
6.38%, 5/15/2025 (d)	1,081,000	681
8.00%, 5/17/2026	3,512,480	3,474,686
8.00%, 5/17/2026 (a)	653,000	645,974
Harbour Energy PLC 5.50%, 10/15/2026 (a)	4,950,000	4,406,441
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,465,000	5,084,417
6.00%, 4/15/2030 (a)	4,935,000	4,551,551
6.00%, 2/1/2031 (a)	5,865,000	5,421,019
6.25%, 11/1/2028 (a)	4,349,000	4,134,551
6.25%, 4/15/2032 (a)	4,494,000	4,154,883
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	384,000	350,738
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	5,557,000	5,332,831
Matador Resources Co. 5.88%, 9/15/2026	5,799,000	5,717,466
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	4,654,000	4,484,222
7.13%, 2/1/2027 (a)	4,014,000	4,102,589
Security Description	Principal Amount	Value
Murphy Oil Corp. 5.88%, 12/1/2027	$5,291,000	$5,174,333
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	5,330,000	5,082,422
Nabors Industries, Inc.:
5.75%, 2/1/2025	4,435,462	4,293,749
7.38%, 5/15/2027 (a)	5,848,000	5,726,654
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,467,000	6,294,202
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	5,895,000	5,838,113
Occidental Petroleum Corp.:
2.90%, 8/15/2024	2,706,000	2,628,094
3.20%, 8/15/2026	179,000	164,977
5.50%, 12/1/2025	4,721,000	4,744,558
5.55%, 3/15/2026	7,513,000	7,568,972
5.88%, 9/1/2025	5,552,500	5,608,913
6.13%, 1/1/2031	9,237,000	9,586,159
6.38%, 9/1/2028	4,784,500	4,965,833
6.45%, 9/15/2036	13,708,000	14,419,856
6.63%, 9/1/2030	11,839,000	12,462,915
6.95%, 7/1/2024	422,000	427,866
7.50%, 5/1/2031	7,178,000	7,921,138
8.50%, 7/15/2027	3,535,000	3,881,430
8.88%, 7/15/2030	8,194,000	9,520,117
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,360,000	5,652,196
4.63%, 5/1/2030 (a)	6,121,000	5,438,631
5.88%, 7/15/2027 (a)	4,669,000	4,528,416
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	135,000	134,452
6.00%, 2/15/2028	7,670,000	7,374,782
Permian Resources Operating LLC 5.88%, 7/1/2029 (a)	5,664,000	5,364,488
Petrofac Ltd. 9.75%, 11/15/2026 (a)	3,083,000	2,276,518
Range Resources Corp.:
4.75%, 2/15/2030 (a)	3,789,000	3,455,151
8.25%, 1/15/2029	5,337,000	5,625,999
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	6,051,000	5,361,731
Southwestern Energy Co.:
4.75%, 2/1/2032	8,907,000	7,870,671
5.38%, 2/1/2029	4,917,000	4,641,205
5.38%, 3/15/2030	9,346,000	8,775,707
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	4,838,000	3,836,679
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,000,550	5,498,184
4.50%, 4/30/2030	6,003,000	5,427,312
6.00%, 4/15/2027	4,847,000	4,803,280
Talos Production, Inc. 12.00%, 1/15/2026	4,754,000	5,071,377

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	$4,545,000	$3,994,328
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	5,185,000	5,316,595
Transocean, Inc.:
7.50%, 1/15/2026 (a)	488,000	443,626
8.00%, 2/1/2027 (a)	5,780,000	5,163,910
8.75%, 2/15/2030 (a)	9,572,000	9,763,440
11.50%, 1/30/2027 (a)	5,642,000	5,832,474
		395,946,004
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,578,000	6,314,354
6.88%, 4/1/2027 (a)	4,006,000	3,929,846
CGG SA 8.75%, 4/1/2027 (a)	3,522,000	2,976,266
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	163,000	155,636
Enerflex Ltd. 9.00%, 10/15/2027 (a)	6,116,000	5,948,544
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,773,000	3,752,890
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	4,339,000	4,238,769
6.88%, 9/1/2027	6,567,000	6,276,935
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	3,704,000	3,710,149
8.63%, 4/30/2030 (a)	11,334,000	11,478,055
11.00%, 12/1/2024 (a)	16,000	16,433
		48,797,877
PACKAGING & CONTAINERS — 2.7%
ARD Finance SA 6.50%, 6/30/2027 (a)	8,590,958	6,567,186
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	5,055,000	4,366,054
4.00%, 9/1/2029 (a)	8,532,000	6,710,674
6.00%, 6/15/2027 (a)	5,475,000	5,425,561
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	9,989,000	9,303,555
5.25%, 4/30/2025 (a)	5,260,000	5,201,561
5.25%, 8/15/2027 (a)	16,020,000	12,640,573
Security Description	Principal Amount	Value
Ball Corp.:
2.88%, 8/15/2030	$10,123,000	$8,488,439
3.13%, 9/15/2031	6,913,000	5,722,443
6.88%, 3/15/2028	6,090,000	6,302,358
Berry Global, Inc. 5.63%, 7/15/2027 (a)	3,482,000	3,429,039
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,110,000	4,917,864
8.75%, 4/15/2030 (a)	8,425,000	7,522,935
Crown Americas LLC 5.25%, 4/1/2030	4,979,000	4,818,427
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	6,235,000	6,103,068
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,191,000	3,641,350
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	5,467,000	4,700,527
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,671,000	3,276,955
6.75%, 7/15/2026 (a)	4,984,000	4,809,759
10.50%, 7/15/2027 (a)	6,329,000	5,872,299
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	49
7.88%, 8/15/2026 (a)	22,291,000	22,282,530
9.25%, 4/15/2027 (a)	10,619,000	9,806,647
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	5,176,000	5,180,348
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	4,412,000	3,857,897
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	7,872,000	7,065,041
Sealed Air Corp. 6.13%, 2/1/2028 (a)	6,645,000	6,724,009
Silgan Holdings, Inc. 4.13%, 2/1/2028	4,005,000	3,770,547
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	8,496,000	8,137,129
8.50%, 8/15/2027 (a)	6,716,000	6,129,559
		192,774,383
PHARMACEUTICALS — 2.1%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	561,000	556,293

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
180 Medical, Inc. 3.88%, 10/15/2029 (a)	$3,309,000	$2,939,649
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	5,284,000	4,404,108
5.13%, 3/1/2030 (a)	5,367,000	4,555,188
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	4,867,500	2,209,164
9.25%, 4/1/2026 (a)	4,853,000	3,619,125
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	11,621,000	6,905,895
5.25%, 1/30/2030 (a)	6,814,000	2,536,852
5.25%, 2/15/2031 (a)	4,283,000	1,652,082
5.75%, 8/15/2027 (a)	4,015,000	2,502,228
6.13%, 2/1/2027 (a)	7,092,000	4,595,049
6.25%, 2/15/2029 (a)	5,684,000	2,259,958
7.00%, 1/15/2028 (a)	166,000	66,661
11.00%, 9/30/2028 (a)	13,360,000	9,825,746
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	7,788,000	7,895,319
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,582,000	4,081,829
Elanco Animal Health, Inc. 6.65%, 8/28/2028	6,014,000	5,676,133
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,853,000	5,535,065
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	5,584,000	4,318,331
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	3,403,000	3,454,045
Jazz Securities DAC 4.38%, 1/15/2029 (a)	12,358,000	11,369,236
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a)	43,000	24,613
11.50%, 12/15/2028 (a)	4,745,000	3,882,881
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	4,204,000	3,740,005
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	16,881,000	15,536,597
5.13%, 4/30/2031 (a)	15,817,000	14,040,118
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a)	4,115,000	3,266,034
6.63%, 4/1/2030 (a)	4,977,000	4,273,103
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030	6,037,000	5,414,283
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	3,954,000	3,646,577
Security Description	Principal Amount	Value
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	$4,894,000	$4,208,008
		148,990,175
PIPELINES — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,548,000	6,166,972
5.75%, 3/1/2027 (a)	6,405,500	6,256,380
5.75%, 1/15/2028 (a)	5,079,500	4,882,111
7.88%, 5/15/2026 (a)	4,003,000	4,088,984
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,952,000	4,914,959
Buckeye Partners LP:
4.13%, 3/1/2025 (a)	4,149,000	3,948,686
4.50%, 3/1/2028 (a)	4,890,000	4,411,367
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	11,592,000	10,417,730
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	5,135,000	4,949,216
6.00%, 2/1/2029 (a)	5,672,000	5,386,982
7.38%, 2/1/2031 (a)	5,967,000	5,967,418
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	8,712,000	7,659,242
4.38%, 6/15/2031 (a)	8,363,000	7,268,701
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	3,529,000	3,466,996
6.50%, 9/1/2030 (a)	7,768,000	7,854,691
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	7,560,000	6,427,966
4.75%, 1/15/2031 (a)	9,287,000	7,711,739
5.50%, 7/15/2028	7,373,000	6,693,578
7.50%, 6/1/2027 (a)	4,753,999	4,771,399
7.50%, 6/1/2030 (a)	5,656,000	5,477,497
6.50%, 7/1/2027 (a)	7,117,000	6,891,889
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	4,813,000	4,775,603
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	5,749,000	5,634,940
8.00%, 1/15/2027	7,392,000	7,294,056
COR, 8.88%, 4/15/2030	4,554,000	4,630,280
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	6,689,000	6,669,334
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	29,288

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	$5,597,000	$4,995,826
5.13%, 6/15/2028 (a)	4,958,000	4,709,455
5.63%, 2/15/2026 (a)	5,821,000	5,755,106
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	4,006,000	3,753,342
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,978,000	8,416,343
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	7,634,000	7,345,359
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	13,263,000	12,196,787
6.75%, 9/15/2025 (a)	9,943,000	9,563,774
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	16,909,000	16,321,920
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	3,810,000	3,586,467
NuStar Logistics LP:
5.75%, 10/1/2025	4,532,000	4,422,507
6.00%, 6/1/2026	4,101,000	4,006,390
6.38%, 10/1/2030	4,663,000	4,472,516
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	4,433,000	3,969,441
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	6,867,000	6,596,372
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	6,523,000	5,825,496
6.00%, 9/1/2031 (a)	4,503,000	3,985,155
7.50%, 10/1/2025 (a)	4,988,000	5,001,218
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	17,500	17,951
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	10,589,000	9,550,960
3.88%, 11/1/2033 (a)	8,945,000	7,508,522
4.13%, 8/15/2031 (a)	9,594,000	8,424,683
6.25%, 1/15/2030 (a)	7,203,000	7,269,124
Western Midstream Operating LP:
3.35%, 2/1/2025	3,936,000	3,763,170
4.30%, 2/1/2030	6,954,000	6,325,080
		312,430,968
Security Description	Principal Amount	Value
REAL ESTATE — 0.7%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	$5,237,000	$4,710,681
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,565,000	3,862,812
4.38%, 2/1/2031 (a)	4,662,000	3,749,367
5.38%, 8/1/2028 (a)	5,888,000	5,365,146
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,510,000	4,341,660
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,509,000	4,379,104
4.75%, 2/1/2030	5,312,000	3,923,762
5.00%, 3/1/2031	6,341,000	4,669,829
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a)	9,067,000	6,606,851
5.75%, 1/15/2029 (a)	7,395,000	5,531,904
WeWork Cos. LLC/WW Co.-Obligor, Inc. 5.00%, 7/10/2025 (a)	4,092,000	2,081,723
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	4,853,000	2,685,262
		51,908,101
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	5,608,000	3,943,433
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	6,097,000	4,894,245
5.75%, 5/15/2026 (a)	8,312,000	7,429,681
Diversified Healthcare Trust:
4.38%, 3/1/2031	4,237,000	3,032,421
4.75%, 2/15/2028	2,224,000	1,500,911
9.75%, 6/15/2025	5,526,000	5,346,184
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,097,000	4,027,955
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	8,450,000	7,409,045
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	5,718,000	4,923,598
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	8,850,000	7,965,000
5.00%, 7/15/2028 (a)	4,683,000	4,357,016
5.25%, 7/15/2030 (a)	11,144,000	10,064,146
5.63%, 7/15/2032 (a)	5,456,000	4,962,287
REIT, 4.50%, 2/15/2031 (a)	9,901,000	8,505,553

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	$6,113,000	$4,827,619
4.75%, 6/15/2029 (a)	5,617,000	4,055,025
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	10,666,000	7,127,021
4.63%, 8/1/2029	7,549,000	5,576,522
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	4,235,000	3,126,616
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,769,000	4,101,960
5.88%, 10/1/2028 (a)	6,724,000	6,189,509
7.50%, 6/1/2025 (a)	6,074,500	6,110,947
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,509,000	4,075,324
4.75%, 10/15/2027	6,456,000	6,050,821
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	4,435,000	3,958,149
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	3,274,000	3,016,958
4.00%, 9/15/2029 (a)	3,743,000	3,176,497
SBA Communications Corp.:
3.13%, 2/1/2029	11,882,500	10,335,993
Series WI, 3.88%, 2/15/2027	11,296,500	10,664,348
Service Properties Trust:
4.35%, 10/1/2024	7,230,000	6,921,930
7.50%, 9/15/2025	6,998,000	6,902,477
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	6,211,000	5,117,678
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,597,000	3,271,838
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,833,000	3,736,972
6.50%, 2/15/2029 (a)	9,143,000	5,576,316
10.50%, 2/15/2028 (a)	21,529,000	20,880,762
XHR LP:
4.88%, 6/1/2029 (a)	4,262,000	3,617,586
6.38%, 8/15/2025 (a)	4,283,000	4,200,852
		220,981,195
Security Description	Principal Amount	Value
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	$5,530,000	$4,949,461
3.88%, 1/15/2028 (a)	11,944,500	11,113,282
4.00%, 10/15/2030 (a)	21,229,000	18,193,678
4.38%, 1/15/2028 (a)	6,714,000	6,196,216
5.75%, 4/15/2025 (a)	4,386,500	4,404,134
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	6,276,000	5,615,514
5.00%, 2/15/2032 (a)	5,008,000	4,390,013
At Home Group, Inc. 7.13%, 7/15/2029 (a)	3,971,000	2,272,008
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (a)	9,102,000	8,867,532
7.50%, 6/15/2029	3,587,000	3,659,170
Carvana Co.:
4.88%, 9/1/2029 (a)	5,385,000	2,198,695
5.50%, 4/15/2027 (a)	4,148,000	1,855,317
5.63%, 10/1/2025 (a)	3,938,001	2,756,758
5.88%, 10/1/2028 (a)	3,760,000	1,658,160
10.25%, 5/1/2030 (a)	23,736,000	13,605,238
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,619,000	5,335,072
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	6,412,000	5,931,292
8.50%, 10/30/2025 (a)	5,406,000	5,053,745
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	4,321,000	4,105,641
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,196,000	4,861,897
5.88%, 4/1/2029 (a)	7,466,000	6,390,672
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	8,423,000	7,393,541
6.75%, 1/15/2030 (a)	11,501,000	9,450,602
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,717,000	3,349,612
5.63%, 1/1/2030 (a)	4,106,000	3,786,923
Gap, Inc.:
3.63%, 10/1/2029 (a)	6,277,000	4,388,000
3.88%, 10/1/2031 (a)	6,534,000	4,434,103
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	6,887,500	6,059,829
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	4,778,000	4,191,500
IRB Holding Corp. 7.00%, 6/15/2025 (a)	5,883,000	5,899,708
Kohl's Corp. 3.63%, 5/1/2031	4,632,000	3,101,078

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	$5,827,000	$4,478,982
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	7,012,000	5,861,681
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	6,492,000	5,613,762
4.38%, 1/15/2031 (a)	5,078,000	4,378,658
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	6,622,000	6,026,616
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	4,523,000	4,179,930
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	7,412,000	6,175,827
7.88%, 5/1/2029 (a)	11,638,000	8,143,923
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,000,000	3,370,960
4.75%, 9/15/2029	3,701,000	3,416,171
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	8,730,000	8,196,248
Nordstrom, Inc. 4.38%, 4/1/2030	4,529,000	3,474,649
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	4,061,000	3,842,518
3.75%, 6/15/2029	4,223,000	3,643,224
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	9,935,000	9,327,773
7.75%, 2/15/2029 (a)	9,670,000	9,483,562
QVC, Inc.:
4.38%, 9/1/2028	3,742,000	1,515,136
WI, 4.75%, 2/15/2027	3,968,000	1,665,290
Rite Aid Corp. 8.00%, 11/15/2026 (a)	5,818,000	2,768,961
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	5,006,000	4,247,040
4.88%, 11/15/2031 (a)	3,639,000	2,979,140
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	6,918,000	6,359,095
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	5,223,000	4,637,711
6.00%, 12/1/2029 (a)	6,263,000	5,174,929
Staples, Inc.:
7.50%, 4/15/2026 (a)	15,391,000	13,483,132
10.75%, 4/15/2027 (a)	7,976,000	5,784,036
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	4,874,000	4,251,103
Security Description	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	$4,628,000	$4,137,154
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	5,354,000	4,332,457
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	6,067,000	5,271,252
Yum! Brands, Inc.:
3.63%, 3/15/2031	7,897,000	6,926,854
4.63%, 1/31/2032	8,440,000	7,842,364
4.75%, 1/15/2030 (a)	6,373,000	6,088,955
5.38%, 4/1/2032	7,498,000	7,254,915
		359,802,399
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	4,196,000	4,202,294
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	8,094,000	7,843,410
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	5,434,000	4,935,539
		16,981,243
SOFTWARE — 2.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	17,571,000	14,246,743
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	8,876,000	8,070,237
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	4,064,000	4,088,506
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,664,000	5,349,761
CDK Global, Inc. 5.25%, 5/15/2029 (a)	21,000	20,807
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	5,821,000	5,721,053
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,403,000	6,608,658
4.88%, 7/1/2029 (a)	6,857,000	6,200,168
Cloud Software Group Holdings, Inc. 6.50%, 3/31/2029 (a)	31,717,000	27,694,016
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	4,573,000	3,813,791
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	5,318,431	4,148,536
Elastic NV 4.13%, 7/15/2029 (a)	5,435,000	4,638,718
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	7,604,000	7,054,991
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	3,758,000	3,336,728
Open Text Corp.:
3.88%, 2/15/2028 (a)	7,425,000	6,630,005
3.88%, 12/1/2029 (a)	6,942,000	5,848,774

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	$7,446,000	$6,388,221
4.13%, 12/1/2031 (a)	5,451,000	4,497,239
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,128,000	4,299,008
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,063,000	2,953,406
4.00%, 2/15/2028 (a)	3,776,000	3,561,712
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	5,873,000	3,049,085
5.38%, 12/1/2028 (a)	3,986,000	1,493,235
ROBLOX Corp. 3.88%, 5/1/2030 (a)	7,368,000	6,303,840
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	4,526,000	3,566,624
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	16,025,000	15,560,595
Twilio, Inc.:
3.63%, 3/15/2029	4,805,000	4,163,629
3.88%, 3/15/2031	5,520,000	4,684,051
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	13,975,000	10,540,783
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	5,148,000	4,459,661
		188,992,581
TELECOMMUNICATIONS — 4.7%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	9,530,500	6,054,631
10.50%, 5/15/2027 (a)	13,114,000	10,030,374
Altice France SA:
5.13%, 7/15/2029 (a)	20,267,000	15,388,733
5.50%, 1/15/2028 (a)	9,519,000	7,744,087
5.50%, 10/15/2029 (a)	16,990,500	13,041,058
8.13%, 2/1/2027 (a)	14,260,122	13,160,952
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (e)	146,527	24,910
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (b)	4,118,000	3,571,830
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b)	4,623,000	3,670,385
CommScope, Inc.:
4.75%, 9/1/2029 (a)	9,134,750	7,611,439
6.00%, 3/1/2026 (a)	12,790,000	12,330,072
7.13%, 7/1/2028 (a)	7,163,000	5,281,566
8.25%, 3/1/2027 (a)	9,095,000	7,450,806
Security Description	Principal Amount	Value
Connect Finco Sarl/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	$16,944,000	$15,942,440
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	5,816,000	4,239,980
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	12,889,000	11,188,941
5.88%, 10/15/2027 (a)	9,588,000	8,765,541
5.88%, 11/1/2029	6,204,582	4,727,085
6.00%, 1/15/2030 (a)	7,769,000	5,909,024
6.75%, 5/1/2029 (a)	8,985,000	7,120,612
8.75%, 5/15/2030 (a)	9,968,000	9,923,244
COR, 8.63%, 3/15/2031 (a)	6,524,000	6,387,453
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	7,081,000	3,651,388
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	9,183,000	8,775,734
7.00%, 10/15/2028 (a)	7,897,000	7,489,594
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	22,848,000	20,980,176
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	6,178,000	4,881,979
3.63%, 1/15/2029 (a)	6,766,500	3,734,634
3.75%, 7/15/2029 (a)	7,675,825	4,097,893
3.88%, 11/15/2029 (a)	6,471,000	4,680,862
4.25%, 7/1/2028 (a)	8,888,000	5,008,655
4.63%, 9/15/2027 (a)	7,463,000	4,483,099
10.50%, 5/15/2030 (a)	8,758,980	7,996,651
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	9,323,000	6,157,841
4.50%, 1/15/2029 (a)	3,478,000	1,554,005
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	3,745,600	3,928,011
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,698
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	3,468,000	1,819,001
6.50%, 10/15/2027 (a)	166,000	50,175
T-Mobile USA, Inc.:
2.63%, 2/15/2029	58,500	51,596
3.38%, 4/15/2029	31,700	28,899
VEON Holdings BV Series REGS, 7.25%, 12/26/2023	112,000	107,632
Viasat, Inc. 5.63%, 4/15/2027 (a)	6,175,000	5,799,004
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	10,634,000	9,044,111
4.75%, 7/15/2031 (a)	11,390,500	9,761,317
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (b)	15,375,000	15,323,647

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b)	$2,982,000	$2,534,372
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (b)	7,995,000	6,293,984
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	10,863,000	8,773,719
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	11,253,000	8,535,288
6.13%, 3/1/2028 (a)	8,937,000	5,418,682
		340,532,810
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	4,674,000	4,374,911
3.75%, 4/1/2029 (a)	4,703,000	4,226,257
5.88%, 12/15/2027 (a)	4,619,000	4,595,720
		13,196,888
TRANSPORTATION — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	5,933,000	5,307,187
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	6,128,000	5,341,962
Rand Parent LLC 8.50%, 2/15/2030 (a)	7,676,000	7,214,672
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,862,000	4,611,166
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,483,000	4,223,300
XPO, Inc. 6.25%, 5/1/2025 (a)	1,000	990
		26,699,277
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	8,455,000	7,714,342
6.50%, 10/1/2025 (a)	5,462,200	5,468,919
NAC Aviation 29 DAC 4.75%, 6/30/2026	8,007,480	6,821,572
		20,004,833
TOTAL CORPORATE BONDS & NOTES (Cost $7,724,425,841)		7,075,408,503
Shares
COMMON STOCKS — 0.0% (c)
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (e) (f)	20,138	120,829
Security Description	Shares	Value
PHARMACEUTICALS — 0.0% (c)
Mallinckrodt PLC (f)	2,675	$19,501
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
ATD New Holdings, Inc. (f)	35,050	2,900,387
TOTAL COMMON STOCKS (Cost $1,179,791)		3,040,717
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g) (h)	65,649,184	65,655,749
State Street Navigator Securities Lending Portfolio II (i) (j)	561,179,574	561,179,574
TOTAL SHORT-TERM INVESTMENTS (Cost $626,838,551)		626,835,323
TOTAL INVESTMENTS — 105.9% (Cost $8,352,444,183)		7,705,284,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(432,286,820)
NET ASSETS — 100.0%		$7,272,997,723
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 79.0% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $145,739, representing less than 0.05% of the Fund's net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,075,383,593	$24,910	$7,075,408,503
Common Stocks	19,501	3,021,216	—	3,040,717
Short-Term Investments	626,835,323	—	—	626,835,323
TOTAL INVESTMENTS	$626,854,824	$7,078,404,809	$24,910	$7,705,284,543

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,389,353	$3,389,014	$1,583,922,744	$1,521,646,936	$(6,184)	$(2,889)	65,649,184	$65,655,749	$1,003,138
State Street Navigator Securities Lending Portfolio II	435,150,963	435,150,963	1,755,411,564	1,629,382,953	—	—	561,179,574	561,179,574	5,291,683
Total		$438,539,977	$3,339,334,308	$3,151,029,889	$(6,184)	$(2,889)		$626,835,323	$6,294,821
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 0.8%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$293,823
Series MTN, 4.05%, 5/12/2025	AUD	100,000	66,830
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	300,000	329,417
National Australia Bank Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	204,105
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	97,121
2.13%, 5/24/2028	EUR	100,000	101,598
Series MTN, 2.90%, 2/25/2027	AUD	250,000	158,599
Series MTN, 3.90%, 5/30/2025	AUD	220,000	146,531
Westpac Banking Corp. 3.70%, 1/16/2026	EUR	200,000	216,425
			1,614,449
AUSTRIA — 0.3%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	300,000	299,218
Raiffeisen Bank International AG 3 Month EURIBOR + 1.95%, 4.75%, 1/26/2027 (a)	EUR	200,000	211,767
			510,985
BELGIUM — 1.7%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	600,000	595,177
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	199,852
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	192,691
Series EMTN, 1.65%, 3/28/2031 (b)	EUR	300,000	284,331
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	389,367
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	309,208
Series EMTN, 2.75%, 3/17/2036	EUR	400,000	387,170
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	102,598
Series EMTN, 2.88%, 4/2/2032	EUR	200,000	205,196
Series EMTN, 3.70%, 4/2/2040 (b)	EUR	350,000	358,219
Security Description		Principal Amount	Value
KBC Group NV 3 Month EURIBOR + 1.70%, 4.38%, 11/23/2027 (a)	EUR	200,000	$217,280
			3,241,089
CANADA — 1.1%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	200,000	209,804
Canadian Imperial Bank of Commerce Series EMTN, 0.38%, 5/3/2024	EUR	100,000	104,576
Royal Bank of Canada:
0.13%, 7/23/2024	EUR	100,000	103,633
2.13%, 4/26/2029	EUR	300,000	289,580
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	200,000	209,747
Series EMTN, 0.50%, 1/18/2027	EUR	300,000	285,167
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	469,695
2.88%, 4/5/2027	GBP	300,000	338,264
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	199,668
			2,210,134
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	200,000	165,184
DENMARK — 0.6%
Carlsberg Breweries AS Series EMTN, 2.50%, 5/28/2024	EUR	200,000	214,379
Danske Bank AS:
Series EMTN, 0.63%, 5/26/2025	EUR	400,000	405,774
1 year GBP Swap + 0.95%, 4.00%, 1/12/2027 (a)	EUR	200,000	216,842
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (a)	EUR	200,000	205,727
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (a)	GBP	200,000	212,563
			1,255,285
FINLAND — 1.0%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	400,000	382,316
Series EMTN, 0.50%, 11/2/2028	EUR	300,000	270,323
Series EMTN, 1.13%, 2/12/2025	EUR	200,000	207,053

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	$98,122
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	97,545
Series EMTN, 2.50%, 5/23/2029	EUR	200,000	198,705
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	183,937
Series EMTN, 0.13%, 7/1/2024	EUR	300,000	311,454
Series EMTN, 0.50%, 8/12/2025 (b)	EUR	200,000	201,666
			1,951,121
FRANCE — 18.8%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	98,750
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	285,970
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	98,081
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	196,163
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	100,000	100,485
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	190,385
Series EMTN, 1.38%, 2/21/2031	EUR	300,000	278,088
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	300,000	303,519
Series EMTN, 0.01%, 5/11/2026	EUR	400,000	387,298
0.25%, 7/19/2028	EUR	200,000	177,200
Series EMTN, 0.63%, 2/21/2031	EUR	400,000	332,449
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	404,959
Series EMTN, 0.75%, 6/8/2026	EUR	400,000	395,288
0.75%, 1/17/2030	EUR	200,000	173,516
1.00%, 5/23/2025	EUR	200,000	205,448
Series EMTN, 1.13%, 1/19/2032 (b)	EUR	200,000	169,717
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	103,790
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	294,397
1.25%, 6/3/2030	EUR	300,000	267,486
Series EMTN, 1.38%, 7/16/2028	EUR	300,000	287,229
Security Description		Principal Amount	Value
Series EMTN, 1.63%, 1/19/2026	EUR	200,000	$204,765
Series EMTN, 1.75%, 3/15/2029	EUR	200,000	189,684
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	296,943
3.13%, 9/14/2027	EUR	200,000	211,813
COR, 3.75%, 2/1/2033	EUR	300,000	323,538
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	96,686
Series EMTN, 0.63%, 12/3/2032 (b)	EUR	500,000	393,538
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	299,850
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	176,161
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	275,082
Series EMTN, 1.50%, 11/17/2025 (b)	EUR	200,000	207,199
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	189,455
Series EMTN, 1.50%, 5/25/2028	EUR	400,000	388,527
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	103,385
1.88%, 12/14/2027	GBP	200,000	210,988
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	274,766
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	107,340
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	117,104
5.75%, 6/13/2032	GBP	100,000	124,282
Series EMTN, 3 Month EURIBOR + 0.70%, 0.25%, 4/13/2027 (a)	EUR	100,000	95,880
Series EMTN, 3 Month EURIBOR + 0.73%, 0.50%, 2/19/2028 (a)	EUR	500,000	467,727
Series EMTN, 3 Month EURIBOR + 0.75%, 0.50%, 7/15/2025 (a)	EUR	400,000	415,082
Series EMTN, 3 Month EURIBOR + 0.83%, 0.50%, 1/19/2030 (a)	EUR	400,000	348,174
Series EMTN, 3 Month EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	400,000	351,740
3 Month EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	300,000	322,154
3 Month EURIBOR + 0.95%, 0.50%, 9/1/2028 (a)	EUR	300,000	275,605

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 1.35%, 1.13%, 4/17/2029 (a)	EUR	300,000	$278,691
Series EMTN, 3 Month EURIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	400,000	409,125
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	195,136
2.25%, 6/29/2029	EUR	200,000	200,876
3.25%, 6/30/2037	EUR	200,000	197,758
4.63%, 6/7/2032	EUR	200,000	229,563
COR, 5.38%, 6/30/2042	EUR	100,000	117,956
BPCE SA:
0.25%, 1/15/2026	EUR	400,000	395,065
0.25%, 1/14/2031	EUR	500,000	409,467
0.38%, 2/2/2026	EUR	200,000	197,527
0.63%, 9/26/2024	EUR	200,000	207,140
0.63%, 4/28/2025	EUR	200,000	203,872
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	167,365
1.00%, 7/15/2024	EUR	100,000	105,091
Series EMTN, 1.00%, 4/1/2025	EUR	300,000	308,017
Series EMTN, 1.00%, 10/5/2028 (b)	EUR	300,000	280,783
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	335,083
3.50%, 1/25/2028	EUR	200,000	213,887
4.38%, 7/13/2028	EUR	200,000	218,465
Series DMTN, 3 Month EURIBOR + 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	190,122
COR, 0.50%, 2/24/2027	EUR	400,000	379,680
COR, 1.75%, 4/26/2027	EUR	300,000	301,223
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	196,772
2.38%, 4/15/2032	EUR	200,000	192,817
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	200,000	207,912
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	188,084
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	98,783
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	183,447
Series EMTN, 0.38%, 4/20/2028	EUR	400,000	361,991
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	167,252
Series EMTN, 1.00%, 9/18/2025	EUR	400,000	409,098
Series EMTN, 1.00%, 7/3/2029 (b)	EUR	300,000	279,085
1.13%, 2/24/2029	EUR	200,000	187,531
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 7/12/2032	EUR	200,000	$168,992
Series EMTN, 1.25%, 4/14/2026	EUR	300,000	304,528
Series EMTN, 1.38%, 3/13/2025	EUR	300,000	311,825
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	198,135
Series EMTN, 1.75%, 3/5/2029	EUR	400,000	380,836
Series EMTN, 1.88%, 12/20/2026	EUR	300,000	303,029
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	320,983
2.50%, 8/29/2029	EUR	600,000	609,793
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	106,893
3.88%, 11/28/2034	EUR	300,000	327,559
Series EMTN, 3 Month EURIBOR + 1.25%, 1.00%, 4/22/2026 (a)	EUR	300,000	305,946
3 Month EURIBOR +0.68%, 0.50%, 9/21/2029 (a)	EUR	200,000	178,441
COR, 3.38%, 7/28/2027	EUR	200,000	213,501
UK 10 year Gilt + 2.60%, 5.75%, 11/29/2027 (a)	GBP	200,000	244,640
Credit Mutuel Arkea SA 3.38%, 9/19/2027	EUR	200,000	210,896
Danone SA:
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	209,392
Series EMTN, 1.21%, 11/3/2028	EUR	200,000	193,191
COR, Zero Coupon, 12/1/2025	EUR	300,000	299,229
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	180,317
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	300,000	316,610
Series EMTN, 5.00%, 10/1/2060	GBP	250,000	284,660
COR, 3.63%, 1/11/2030	EUR	200,000	216,144
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	300,000	304,130
Series EMTN, 0.38%, 1/5/2026	EUR	100,000	100,756
Series EMTN, 0.38%, 11/27/2027	EUR	500,000	475,588
0.50%, 6/5/2028	EUR	100,000	94,624
0.75%, 11/27/2031	EUR	200,000	175,219
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	175,540

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
HSBC Continental Europe SA:
Series EMTN, 0.25%, 5/17/2024	EUR	300,000	$312,920
COR, 0.10%, 9/3/2027	EUR	200,000	186,984
L'Oreal SA 0.88%, 6/29/2026	EUR	300,000	303,723
LVMH Moet Hennessy Louis Vuitton SE:
Zero Coupon, 2/11/2026	EUR	100,000	98,871
0.13%, 2/11/2028 (b)	EUR	200,000	187,882
0.38%, 2/11/2031	EUR	300,000	261,371
Series EMTN, 0.75%, 5/26/2024	EUR	350,000	370,294
0.75%, 4/7/2025	EUR	400,000	412,722
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	109,082
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	200,000	163,061
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	317,098
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	97,998
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	93,718
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	399,942
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	109,028
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	516,184
COR, 0.63%, 12/16/2033	EUR	100,000	79,361
Pernod Ricard SA 1.13%, 4/7/2025	EUR	300,000	311,053
Societe Generale SA:
0.13%, 2/24/2026 (b)	EUR	300,000	293,335
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	91,024
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	372,931
0.75%, 1/25/2027	EUR	100,000	95,305
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	206,904
1.25%, 6/12/2030	EUR	200,000	174,484
Series EMTN, 1.75%, 3/22/2029	EUR	200,000	186,603
Series EMTN, 2.13%, 9/27/2028	EUR	100,000	96,565
2.63%, 5/30/2029	EUR	200,000	203,925
Series EMTN, 4.25%, 11/16/2032	EUR	300,000	334,409
3 Month EURIBOR + 0.38%, 0.13%, 11/17/2026 (a)	EUR	200,000	196,473
Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 0.60%, 1.50%, 5/30/2025 (a)	EUR	200,000	$211,002
3 Month EURIBOR + 0.80%, 0.63%, 12/2/2027 (a)	EUR	400,000	375,782
3 Month EURIBOR + 0.95%, 0.50%, 6/12/2029 (a)	EUR	100,000	88,106
3 Month EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	400,000	419,504
3 Month EURIBOR +1.28%, 0.88%, 9/22/2028 (a)	EUR	200,000	186,282
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	189,633
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	400,000	396,388
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	94,407
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	189,990
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	303,169
Series EMTN, 1.62%, 5/18/2040	EUR	300,000	228,585
Series EMTN, 1.99%, 4/8/2032	EUR	300,000	284,889
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	300,000	274,949
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	80,264
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	193,555
			36,543,502
GERMANY — 11.0%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	119,192
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	110,377
Aroundtown SA:
Series EMTN, Zero Coupon, 7/16/2026	EUR	200,000	153,467
Series EMTN, Zero Coupon, 7/16/2026	EUR	100,000	76,733
Series EMTN, 0.38%, 4/15/2027	EUR	100,000	72,626
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	400,000	385,299

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
0.88%, 11/15/2027	EUR	200,000	$199,870
1.50%, 3/17/2031	EUR	200,000	188,470
Bayer AG:
0.05%, 1/12/2025	EUR	300,000	306,125
0.38%, 7/6/2024	EUR	200,000	208,612
0.75%, 1/6/2027	EUR	300,000	291,771
1.13%, 1/6/2030	EUR	100,000	90,425
1.38%, 7/6/2032	EUR	300,000	257,149
COR, 0.38%, 1/12/2029	EUR	100,000	88,857
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	400,000	405,359
2.13%, 12/15/2029	EUR	400,000	388,597
BMW Finance NV:
Zero Coupon, 1/11/2026	EUR	100,000	99,904
0.50%, 2/22/2025	EUR	300,000	311,296
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	105,116
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	295,752
Commerzbank AG:
Series EMTN, 0.63%, 8/28/2024	EUR	200,000	207,292
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	199,188
COR, 0.50%, 12/4/2026	EUR	200,000	190,910
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	374,025
Series EMTN, 2.63%, 12/16/2024	GBP	200,000	228,147
Series EMTN, 3 Month EURIBOR + 1.20%, 0.75%, 2/17/2027 (a)	EUR	200,000	188,392
3 Month EURIBOR + 1.38%, 1.88%, 2/23/2028 (a)	EUR	300,000	282,048
Series EMTN, 3 Month EURIBOR + 1.60%, 1.00%, 11/19/2025 (a)	EUR	200,000	200,572
Series EMTN, 3 Month EURIBOR + 2.05%, 1.75%, 11/19/2030 (a)	EUR	400,000	340,956
3 Month EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	400,000	414,021
3 Month EURIBOR +1.50%, 1.38%, 2/17/2032 (a)	EUR	200,000	159,786
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	200,000	194,652
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	96,596
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	247,891
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	$199,370
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	350,000	333,965
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	125,825
Series EMTN, 6.13%, 7/6/2039	GBP	100,000	128,988
Series EMTN, 6.25%, 6/3/2030	GBP	300,000	390,160
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	252,524
COR, 6.75%, 1/27/2039	GBP	150,000	205,149
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	200,000	191,387
COR, 3.88%, 1/12/2035	EUR	100,000	107,587
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	100,000	76,337
HeidelbergCement AG Series EMTN, 1.50%, 2/7/2025	EUR	200,000	208,076
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	203,132
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	200,000	180,527
Series EMTN, 0.75%, 3/11/2033	EUR	100,000	83,984
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	98,770
Series EMTN, 1.13%, 11/6/2031	EUR	225,000	199,264
Series EMTN, 1.38%, 5/11/2028	EUR	200,000	197,371
Series EMTN, 1.50%, 7/3/2029	EUR	325,000	315,714
Series EMTN, 2.13%, 7/3/2037	EUR	150,000	133,395
Mercedes-Benz International Finance BV:
Series EMTN, 0.63%, 5/6/2027	EUR	400,000	390,102
Series EMTN, 0.85%, 2/28/2025	EUR	300,000	313,066
Series EMTN, 0.88%, 4/9/2024	EUR	200,000	212,051
Series EMTN, 1.00%, 11/11/2025	EUR	300,000	307,347
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	206,722

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.00%, 8/22/2026	EUR	200,000	$209,622
Series EMTN, 2.63%, 4/7/2025	EUR	400,000	429,942
RWE AG:
2.13%, 5/24/2026	EUR	300,000	311,952
2.13%, 5/24/2026	EUR	100,000	103,984
2.75%, 5/24/2030	EUR	200,000	201,832
SAP SE:
1.25%, 3/10/2028	EUR	300,000	297,104
1.63%, 3/10/2031	EUR	100,000	95,560
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	155,567
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	200,000	198,298
0.13%, 9/5/2029	EUR	200,000	182,954
0.25%, 2/20/2029	EUR	400,000	366,242
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	198,430
Series EMTN, 0.50%, 9/5/2034	EUR	200,000	158,586
Series EMTN, 1.00%, 2/20/2025	GBP	200,000	231,270
Series EMTN, 1.38%, 9/6/2030	EUR	300,000	284,891
2.25%, 3/10/2025	EUR	400,000	425,917
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	107,405
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	100,931
Series EMTN, 0.75%, 3/24/2029	EUR	300,000	270,233
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	200,000	187,413
Series EMTN, 0.25%, 1/31/2025	EUR	300,000	306,379
Series EMTN, 0.88%, 1/31/2028	EUR	200,000	186,424
Series EMTN, 1.50%, 10/1/2024	EUR	200,000	210,876
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	200,000	185,128
Series EMTN, 1.63%, 1/16/2030 (b)	EUR	200,000	191,435
Series 10Y, 1.88%, 3/30/2027	EUR	500,000	499,307
3.25%, 11/18/2030	EUR	400,000	405,887
4.13%, 11/15/2025	EUR	100,000	109,213
Security Description		Principal Amount	Value
4.13%, 11/16/2038 (b)	EUR	200,000	$205,604
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	211,909
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	104,189
COR, Zero Coupon, 7/19/2024	EUR	200,000	207,273
Vonovia SE:
Series EMTN, Zero Coupon, 12/1/2025	EUR	200,000	191,070
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	165,232
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	176,951
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	158,585
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	69,589
1.00%, 6/16/2033	EUR	300,000	203,530
Wintershall Dea Finance BV:
0.84%, 9/25/2025	EUR	200,000	200,026
1.33%, 9/25/2028	EUR	200,000	181,089
1.82%, 9/25/2031	EUR	200,000	167,725
			21,395,840
IRELAND — 0.5%
AIB Group PLC Series EMTN, 1 year GBP Swap + 1.30%, 2.25%, 4/4/2028 (a)	EUR	200,000	196,958
Bank of Ireland Group PLC Series EMTN, 1 year GBP Swap + 1.10%, 1.88%, 6/5/2026 (a)	EUR	200,000	205,241
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	300,000	296,819
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	209,692
			908,710
ITALY — 5.3%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	388,238
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	200,000	174,386
Series EMTN, 2.38%, 11/25/2033	EUR	200,000	167,898
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	300,000	281,823
2.00%, 1/15/2030	EUR	200,000	180,714

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Enel Finance International NV:
Series EMTN, Zero Coupon, 6/17/2024	EUR	300,000	$312,429
Series EMTN, Zero Coupon, 6/17/2027	EUR	100,000	92,747
Series EMTN, Zero Coupon, 6/17/2027	EUR	100,000	92,747
Series EMTN, 0.38%, 6/17/2027	EUR	300,000	283,528
0.50%, 6/17/2030	EUR	200,000	170,284
Series EMTN, 0.88%, 9/28/2034	EUR	400,000	301,598
Series EMTN, 0.88%, 6/17/2036	EUR	300,000	214,444
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	209,722
Series EMTN, 1.13%, 9/16/2026	EUR	100,000	101,411
Series EMTN, 1.50%, 7/21/2025	EUR	500,000	520,578
2.88%, 4/11/2029	GBP	100,000	107,443
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	62,181
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	307,122
COR, Zero Coupon, 5/28/2026	EUR	100,000	97,060
COR, 3.88%, 3/9/2029	EUR	200,000	217,788
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	300,000	275,858
Series EMTN, 0.63%, 1/23/2030	EUR	200,000	175,990
Series EMTN, 1.50%, 2/2/2026 (b)	EUR	300,000	308,135
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	325,413
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	163,978
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	200,000	184,701
Series EMTN, 1.00%, 7/4/2024	EUR	300,000	314,419
Series EMTN, 1.75%, 3/20/2028	EUR	400,000	388,057
Series EMTN, 1.75%, 7/4/2029	EUR	400,000	372,196
Series EMTN, 2.13%, 5/26/2025	EUR	100,000	104,504
COR, 4.75%, 9/6/2027	EUR	350,000	379,660
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	300,000	297,455
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	200,000	199,216
Security Description		Principal Amount	Value
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026 (b)	EUR	200,000	$196,501
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	101,645
Series EMTN, 0.85%, 1/19/2031	EUR	400,000	323,724
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	102,409
3 Month EURIBOR + 0.85%, 0.93%, 1/18/2028 (a)	EUR	300,000	285,619
Series EMTN, 3 Month EURIBOR + 0.90%, 0.80%, 7/5/2029 (a)	EUR	200,000	180,083
Series EMTN, 3 Month EURIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	300,000	314,272
Series EMTN, 3 Month EURIBOR + 1.60%, 1.25%, 6/16/2026 (a)	EUR	300,000	305,173
Series EMTN, 3 Month EURIBOR + 2.55%, 2.20%, 7/22/2027 (a)	EUR	500,000	496,095
Series EMTN, 3 Month EURIBOR +1.35%, 1.20%, 1/20/2026 (a)	EUR	250,000	255,302
			10,334,546
JAPAN — 2.2%
Mitsubishi UFJ Financial Group, Inc.:
3 Month EURIBOR + 0.94%, 2.26%, 6/14/2025 (a)	EUR	200,000	211,960
Series EMTN, 3 Month EURIBOR + 1.03%, 3.27%, 9/19/2025 (a)	EUR	200,000	213,340
Mizuho Financial Group, Inc. Series EMTN, 0.69%, 10/7/2030	EUR	400,000	339,958
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	200,000	203,118
Series REGS, 0.34%, 3/3/2030	EUR	400,000	344,535
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	737,158
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	750,260
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	86,826
1.55%, 6/15/2026	EUR	300,000	301,266

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	400,000	$350,450
2.00%, 7/9/2040	EUR	400,000	311,954
Series REGS, 2.25%, 11/21/2026	EUR	200,000	207,523
Series REGS, 3.00%, 11/21/2030	EUR	250,000	257,124
			4,315,472
LUXEMBOURG — 0.0% (c)
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	100,000	85,626
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	107,108
NETHERLANDS — 5.5%
ABN AMRO Bank NV:
0.50%, 9/23/2029	EUR	500,000	434,440
0.60%, 1/15/2027	EUR	400,000	382,615
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	327,990
1.00%, 6/2/2033	EUR	400,000	328,570
Series EMTN, 1.25%, 5/28/2025	EUR	200,000	205,976
1.25%, 1/20/2034	EUR	100,000	80,975
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	102,602
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031 (b)	EUR	400,000	351,701
Series GMTN, 1.25%, 3/23/2026	EUR	400,000	408,084
Series GMTN, 1.38%, 2/3/2027 (b)	EUR	300,000	301,337
4.13%, 7/14/2025	EUR	450,000	493,861
Series GMTN, 3 Month EURIBOR + 0.52%, 0.38%, 12/1/2027 (a)	EUR	400,000	379,367
Series GMTN, 3 Month EURIBOR + 1.18%, 0.88%, 5/5/2028 (a)	EUR	200,000	191,390
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	100,751
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	96,337
Series EMTN, 2.00%, 9/20/2028	EUR	200,000	195,631
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	208,592
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	295,810
Security Description		Principal Amount	Value
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	$231,632
3 Month EURIBOR + 0.43%, 0.13%, 11/29/2025 (a)	EUR	300,000	304,338
Series EMTN, 3 Month EURIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	300,000	307,375
3 Month EURIBOR + 0.68%, 0.25%, 2/18/2029 (a)	EUR	400,000	353,896
3 Month EURIBOR + 0.70%, 0.25%, 2/1/2030 (a)	EUR	400,000	341,061
3 Month EURIBOR + 0.70%, 0.38%, 9/29/2028 (a)	EUR	300,000	272,418
3 Month EURIBOR + 0.85%, 1.25%, 2/16/2027 (a)	EUR	300,000	298,483
Series EMTN, 3 Month EURIBOR + 1.10%, 2.13%, 5/23/2026 (a)	EUR	100,000	104,171
3 Month EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	200,000	182,498
3 Month EURIBOR + 1.85%, 4.88%, 11/14/2027 (a)	EUR	400,000	441,498
Series EMTN, SONIA + 0.90%, 1.13%, 12/7/2028 (a)	GBP	100,000	101,187
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	120,000	150,133
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	194,546
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	95,227
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	93,900
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	205,713
Series EMTN, 0.50%, 5/11/2024	EUR	200,000	210,520
Series EMTN, 0.50%, 11/8/2031	EUR	200,000	167,387
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	94,536
Series EMTN, 0.88%, 11/8/2039	EUR	200,000	135,234
Series EMTN, 1.13%, 4/7/2024	EUR	200,000	212,218
Series EMTN, 1.25%, 5/12/2028 (b)	EUR	200,000	194,624

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	$174,389
Series EMTN, 1.50%, 4/7/2028	EUR	200,000	198,069
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	205,128
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	210,639
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	187,019
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	106,402
			10,660,270
NORWAY — 0.8%
DNB Bank ASA:
3 Month EURIBOR + 0.32%, 0.38%, 1/18/2028 (a)	EUR	300,000	289,014
Series EMTN, 3 Month EURIBOR + 0.53%, 0.25%, 2/23/2029 (a)	EUR	300,000	270,767
Series EMTN, 3 Month EURIBOR + 0.77%, 3.13%, 9/21/2027 (a)	EUR	200,000	213,454
UK 10 year Gilt + 1.35%, 2.63%, 6/10/2026 (a)	GBP	200,000	234,014
UK 10 year Gilt + 2.15%, 4.00%, 8/17/2027 (a)	GBP	200,000	234,951
SpareBank 1 SR-Bank ASA 3.75%, 11/23/2027	EUR	200,000	215,320
			1,457,520
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	192,762
SPAIN — 5.8%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027 (b)	EUR	300,000	304,286
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	98,661
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	200,000	206,574
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	96,792
Series GMTN, 0.50%, 1/14/2027	EUR	300,000	285,581
Series GMTN, 0.75%, 6/4/2025	EUR	300,000	306,307
1.00%, 6/21/2026	EUR	200,000	199,537
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	103,376
1.75%, 11/26/2025	EUR	300,000	310,383
3.38%, 9/20/2027	EUR	300,000	320,429
Security Description		Principal Amount	Value
3 Month EURIBOR + 0.82%, 0.88%, 1/14/2029 (a)	EUR	100,000	$92,365
3 Month EURIBOR +0.52%, 0.13%, 3/24/2027 (a)	EUR	300,000	291,903
3 Month EURIBOR +1.70%, 4.63%, 1/13/2031 (a)	EUR	100,000	108,373
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	200,000	201,236
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028 (b)	EUR	300,000	273,720
Series EMTN, 0.25%, 6/19/2024	EUR	300,000	312,079
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	97,004
Series EMTN, 1.00%, 11/4/2031	EUR	200,000	170,285
Series EMTN, 1.13%, 1/17/2025	EUR	200,000	207,083
Series EMTN, 1.38%, 7/31/2024	GBP	100,000	117,175
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	101,158
Series EMTN, 1.38%, 1/5/2026	EUR	300,000	303,474
3.75%, 1/16/2026	EUR	400,000	434,262
Series EMTN, 1 year GBP Swap + 0.78%, 0.63%, 6/24/2029 (a)	EUR	400,000	360,336
Series EMTN, 1 year GBP Swap + 1.05%, 3.63%, 9/27/2026 (a)	EUR	300,000	322,996
COR, 0.50%, 2/4/2027	EUR	300,000	284,450
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	204,505
Series EMTN, 1.13%, 5/17/2024	EUR	300,000	315,893
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	201,221
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	198,998
3 Month EURIBOR + 0.62%, 0.63%, 1/21/2028 (a)	EUR	200,000	192,570
3 Month EURIBOR + 0.80%, 1.63%, 4/13/2026	EUR	200,000	205,255
Series EMTN, 3 Month EURIBOR + 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	179,030
Series EMTN, 3 Month EURIBOR + 1.00%, 0.75%, 5/26/2028 (a)	EUR	100,000	93,328

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 1.17%, 0.75%, 7/10/2026 (a)	EUR	300,000	$303,506
3 Month EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	300,000	336,263
3 Month EURIBOR +0.85%, 0.38%, 11/18/2026 (a)	EUR	300,000	293,351
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	100,000	103,933
Series EMTN, 1.38%, 3/11/2032	EUR	300,000	279,283
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	200,000	204,241
Naturgy Finance BV:
Series EMTN, 1.25%, 1/15/2026 (b)	EUR	200,000	203,066
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	99,852
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	104,082
Series EMTN, 0.38%, 1/17/2025	EUR	200,000	204,223
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	89,004
Series EMTN, 1.20%, 8/21/2027 (b)	EUR	200,000	197,006
Series EMTN, 1.45%, 1/22/2027	EUR	300,000	302,516
Series EMTN, 1.46%, 4/13/2026	EUR	200,000	204,476
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	210,450
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	200,226
Series EMTN, 1.79%, 3/12/2029	EUR	200,000	195,937
Series EMTN, 2.59%, 5/25/2031 (b)	EUR	200,000	200,004
			11,232,044
SWEDEN — 2.0%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	200,000	196,087
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.05%, 7/1/2024	EUR	100,000	103,821
Series EMTN, 0.38%, 2/11/2027	EUR	400,000	377,107
Security Description		Principal Amount	Value
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	$178,097
Series EMTN, 0.63%, 11/12/2029	EUR	400,000	345,004
Series EMTN, 0.75%, 8/9/2027	EUR	200,000	188,053
1.75%, 11/11/2026	EUR	400,000	405,114
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	300,000	267,377
Series EMTN, 0.13%, 11/3/2026	EUR	300,000	288,153
0.50%, 2/18/2030	EUR	300,000	255,174
0.50%, 2/18/2030	EUR	100,000	85,058
Series EMTN, 1.00%, 4/15/2025	EUR	300,000	310,189
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	200,000	190,520
Series EMTN, 0.75%, 5/5/2025 (b)	EUR	200,000	203,798
2.10%, 5/25/2027	EUR	200,000	202,399
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (a)	EUR	200,000	190,924
			3,786,875
SWITZERLAND — 4.5%
Credit Suisse AG:
Series EMTN, 0.25%, 1/5/2026	EUR	300,000	288,407
0.25%, 9/1/2028	EUR	200,000	170,046
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	108,516
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	296,891
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	300,000	210,722
Series EMTN, 0.65%, 9/10/2029	EUR	500,000	401,709
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	400,000	405,002
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	600,000	561,214
1 year GBP Swap + 1.60%, 2.13%, 10/13/2026 (a)	EUR	100,000	98,679
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (a)	EUR	400,000	408,505
1 year GBP Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	300,000	355,005

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (a)	GBP	300,000	$309,906
UK 10 year Gilt + 4.55%, 7.38%, 9/7/2033 (a)	GBP	100,000	128,974
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (a)	EUR	300,000	269,027
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	299,009
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	273,355
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	204,562
1.50%, 3/26/2030	EUR	400,000	385,898
2.00%, 3/26/2038	EUR	100,000	86,691
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	400,000	386,535
0.50%, 3/31/2031	EUR	200,000	167,943
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	177,070
0.63%, 2/24/2033 (b)	EUR	300,000	225,891
0.88%, 11/3/2031	EUR	400,000	314,373
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	293,491
1.50%, 11/30/2024	EUR	300,000	310,779
1 year GBP Swap + 0.48%, 0.25%, 11/3/2026 (a)	EUR	200,000	193,800
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (a)	EUR	400,000	399,683
Series EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (a)	EUR	400,000	354,505
1 year GBP Swap + 1.15%, 2.75%, 6/15/2027 (a)	EUR	200,000	204,903
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (a)	EUR	400,000	419,019
			8,710,110
UNITED KINGDOM — 9.1%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	100,000	86,498
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	224,626
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	195,871
Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	200,000	$205,435
1 year GBP Swap + 0.85%, 0.88%, 1/28/2028 (a)	EUR	300,000	280,110
1 year GBP Swap + 1.26%, 0.58%, 8/9/2029 (a)	EUR	200,000	173,098
1 year GBP Swap + 1.68%, 2.89%, 1/31/2027 (a)	EUR	200,000	206,708
1 year GBP Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	100,000	110,342
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	100,000	107,670
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	200,000	215,340
UK 10 year Gilt + 2.80%, 6.37%, 1/31/2031 (a)	GBP	200,000	248,760
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	400,000	322,794
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	178,380
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	120,677
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	124,571
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	179,102
Series EMTN, 1.57%, 2/16/2027	EUR	300,000	303,276
1.88%, 4/7/2024	EUR	200,000	213,948
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	205,457
2.82%, 4/7/2032	EUR	100,000	99,789
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	215,032
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	300,000	297,279
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	103,019
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	200,000	209,870
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	84,800
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	75,849

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	100,000	$81,210
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	136,969
CK Hutchison Finance 16 II Ltd. 0.88%, 10/3/2024	EUR	200,000	207,201
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	100,000	97,963
1.13%, 10/17/2028	EUR	300,000	273,411
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	87,893	89,672
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	200,394
easyJet FinCo BV:
Series EMTN, 1.88%, 3/3/2028	EUR	100,000	94,799
Series EMTN, 1.88%, 3/3/2028	EUR	100,000	94,799
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	102,019
Series EMTN, 1.25%, 10/12/2028	GBP	200,000	208,400
Series EMTN, 1.38%, 12/2/2024	EUR	50,000	52,777
Series EMTN, 1.38%, 12/2/2024	EUR	200,000	211,107
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	88,564
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	200,000	212,121
Series REGS, 6.45%, 12/10/2031	GBP	200,000	262,808
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	128,310
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	300,000	313,456
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	308,951
2.63%, 8/16/2028 (b)	GBP	200,000	215,489
1 year GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	200,000	225,125
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	200,000	221,207
3 Month EURIBOR + 1.03%, 0.77%, 11/13/2031 (a)	EUR	300,000	252,867
3 Month EURIBOR + 1.45%, 3.02%, 6/15/2027 (a)	EUR	400,000	417,106
Security Description		Principal Amount	Value
3 Month EURIBOR +0.78%, 0.64%, 9/24/2029 (a)	EUR	200,000	$178,754
3 Month EURIBOR +0.81%, 0.31%, 11/13/2026 (a)	EUR	300,000	296,268
SONIA + 1.31%, 1.75%, 7/24/2027 (a)	GBP	200,000	216,425
Imperial Brands Finance Netherlands BV Series EMTN, 1.75%, 3/18/2033	EUR	100,000	78,369
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	208,846
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	203,759
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	200,000	197,214
Series EMTN, 2.25%, 10/16/2024 (b)	GBP	200,000	234,981
Series EMTN, 1 year GBP Swap + 0.85%, 0.50%, 11/12/2025 (a)	EUR	100,000	102,836
1 year GBP Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	300,000	302,607
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	214,586
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (a)	GBP	100,000	115,110
Logicor U.K. PLC Series 2019-1, 1.88%, 11/17/2026	GBP	200,000	217,926
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	200,000	254,911
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	200,084
3 Month EURIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	100,000	102,490
NatWest Group PLC:
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	200,000	230,138
Series EMTN, 3 Month EURIBOR + 0.95%, 0.78%, 2/26/2030 (a)	EUR	200,000	174,104

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	200,000	$206,660
3 Month EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	200,000	213,291
3 Month EURIBOR +0.89%, 0.67%, 9/14/2029 (a)	EUR	200,000	176,188
Series EMTN, UK 10 year Gilt + 2.10%, 3.62%, 3/29/2029 (a)	GBP	200,000	222,755
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	300,000	295,006
Series EMTN, 0.13%, 6/18/2026	EUR	300,000	287,735
1.00%, 5/28/2024	EUR	100,000	104,949
1.38%, 3/2/2027	EUR	200,000	195,635
Series EMTN, 2.75%, 4/2/2025	EUR	200,000	212,414
Santander U.K. Group Holdings PLC COR, 7.10%, 11/16/2027 (a)	GBP	200,000	253,295
Sky Ltd. Series EMTN, 2.50%, 9/15/2026 (b)	EUR	200,000	209,558
Thames Water Utilities Finance PLC 4.38%, 1/18/2031	EUR	200,000	217,189
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	183,590
Unilever Finance Netherlands BV:
Series EMTN, 1.25%, 3/25/2025	EUR	100,000	104,558
1.75%, 3/25/2030	EUR	300,000	293,899
University of Oxford 2.54%, 12/8/2117	GBP	250,000	168,902
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	306,778
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	183,321
Series EMTN, 1.63%, 11/24/2030	EUR	300,000	279,501
Series EMTN, 1.88%, 9/11/2025	EUR	50,000	52,388
Series EMTN, 2.20%, 8/25/2026	EUR	228,000	238,930
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	112,998
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	170,974
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	104,638
Security Description		Principal Amount	Value
2.52%, 2/7/2118	GBP	100,000	$68,013
			17,677,599
UNITED STATES — 26.8%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	250,000	255,204
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	226,990
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	199,620
3.13%, 6/15/2031	EUR	200,000	185,320
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	91,310
1.95%, 10/18/2024 (b)	EUR	200,000	212,037
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	198,447
American Medical Systems Europe BV 0.75%, 3/8/2025	EUR	100,000	102,833
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	116,251
Apple, Inc.:
0.50%, 11/15/2031	EUR	300,000	260,848
0.88%, 5/24/2025	EUR	100,000	103,693
1.38%, 5/24/2029	EUR	500,000	489,660
1.63%, 11/10/2026	EUR	440,000	453,260
3.05%, 7/31/2029	GBP	100,000	116,031
AT&T, Inc.:
0.25%, 3/4/2026	EUR	300,000	296,208
0.80%, 3/4/2030	EUR	200,000	177,394
1.60%, 5/19/2028	EUR	400,000	391,375
1.80%, 9/5/2026	EUR	100,000	102,273
2.35%, 9/5/2029	EUR	200,000	199,945
2.45%, 3/15/2035	EUR	200,000	181,536
Series GBP, 2.90%, 12/4/2026	GBP	200,000	229,209
3.15%, 9/4/2036	EUR	303,000	290,602
3.50%, 12/17/2025	EUR	100,000	108,440
3.55%, 12/17/2032	EUR	300,000	316,253
4.25%, 6/1/2043	GBP	200,000	203,274
4.38%, 9/14/2029	GBP	150,000	175,924
4.88%, 6/1/2044	GBP	250,000	274,368
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	139,596
Series EMTN, 7.00%, 4/30/2040	GBP	50,000	69,798
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	116,838
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	332,481
Series EMTN, 3 Month EURIBOR + 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	89,884

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	400,000	$405,796
Series EMTN, 3 Month EURIBOR + 0.76%, 0.58%, 8/24/2028 (a)	EUR	300,000	278,006
Series EMTN, 3 Month EURIBOR + 0.79%, 0.69%, 3/22/2031 (a)	EUR	400,000	343,905
Series EMTN, 3 Month EURIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	300,000	294,456
Series EMTN, 3 Month EURIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	200,000	184,134
Series EMTN, 3 Month EURIBOR + 0.91%, 1.95%, 10/27/2026 (a)	EUR	100,000	102,939
Series EMTN, 3 Month EURIBOR + 0.94%, 0.65%, 10/26/2031 (a)	EUR	400,000	336,104
Series EMTN, 3 Month EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	100,000	85,325
Series EMTN, 3 Month EURIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	100,000	101,075
Series EMTN, 3 Month EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	100,000	96,786
Series EMTN, 3 Month EURIBOR + 3.67%, 3.65%, 3/31/2029 (a)	EUR	500,000	530,459
UK 10 year Gilt + 1.10%, 1.67%, 6/2/2029 (a)	GBP	300,000	308,099
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	300,000	266,680
2.63%, 6/19/2059	GBP	100,000	77,580
Berkshire Hathaway, Inc.:
Zero Coupon, 3/12/2025	EUR	200,000	202,853
1.13%, 3/16/2027	EUR	300,000	295,193
1.63%, 3/16/2035	EUR	200,000	171,759
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	101,793
2.38%, 9/23/2024	EUR	200,000	213,872
4.50%, 11/15/2031	EUR	200,000	225,739
4.75%, 11/15/2034	EUR	200,000	231,649
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	85,436
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	200,000	213,520
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	183,990
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	$94,574
1.75%, 1/28/2025	EUR	150,000	157,671
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	106,907
3 Month EURIBOR + 0.96%, 0.50%, 10/8/2027 (a)	EUR	300,000	286,271
Series EMTN, 3 Month EURIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	200,000	204,188
3 Month EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	390,000	415,776
3 Month EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	300,000	316,719
Series EMTN, 3 Month EURIBOR + 1.66%, 1.25%, 7/6/2026 (a)	EUR	300,000	305,353
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	400,000	357,242
1.13%, 3/9/2027	EUR	100,000	99,792
1.63%, 3/9/2035	EUR	300,000	265,180
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	300,000	289,127
0.75%, 2/20/2032	EUR	100,000	84,664
1.88%, 2/20/2036 (b)	GBP	225,000	199,328
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	400,000	395,598
0.75%, 9/18/2031	EUR	400,000	345,912
1.35%, 9/18/2039	EUR	200,000	149,253
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	101,363
2.50%, 1/16/2026	EUR	100,000	101,363
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	74,662
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	189,739
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	143,670
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	200,000	208,779
0.52%, 6/26/2028	EUR	200,000	186,600
0.84%, 6/26/2032	EUR	200,000	169,158
1.41%, 6/26/2039	EUR	200,000	145,141
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	200,032
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	200,000	197,727
2.00%, 5/21/2030	EUR	200,000	189,225
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	207,086

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.25%, 1/26/2028	EUR	580,000	$525,052
0.88%, 5/9/2029	EUR	200,000	178,439
Series EMTN, 0.88%, 1/21/2030	EUR	300,000	260,931
Series EMTN, 1.00%, 3/18/2033	EUR	400,000	317,545
Series EMTN, 1.25%, 5/1/2025	EUR	500,000	515,619
Series EMTN, 1.38%, 5/15/2024	EUR	296,000	313,427
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	104,690
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	304,239
Series EMTN, 2.00%, 11/1/2028	EUR	277,000	271,388
Series EMTN, 2.13%, 9/30/2024	EUR	200,000	212,540
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	150,303
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	215,173
3.38%, 3/27/2025	EUR	400,000	431,350
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	60,145
Series EMTN, UK 10 year Gilt + 1.95%, 3.63%, 10/29/2029 (a)	GBP	200,000	222,703
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	300,000	330,257
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	300,000	279,219
0.65%, 2/11/2032	EUR	300,000	250,888
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	103,686
Series EMTN, 0.88%, 2/9/2030	EUR	200,000	181,627
0.95%, 5/23/2025	EUR	200,000	206,359
1.25%, 2/9/2034	EUR	100,000	83,798
1.50%, 5/23/2029	EUR	100,000	96,471
1.75%, 1/31/2031	EUR	200,000	188,818
Series EMTN, 2.88%, 11/7/2025	EUR	200,000	214,368
3.38%, 2/6/2027	EUR	300,000	324,674
3.63%, 2/6/2031	EUR	200,000	216,853
3.75%, 2/6/2035	EUR	200,000	213,053
4.00%, 2/6/2043	EUR	200,000	213,379
4.88%, 2/6/2038	GBP	200,000	238,187
Johnson & Johnson 1.65%, 5/20/2035	EUR	300,000	271,206
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 1/27/2025	EUR	200,000	209,654
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	$100,945
Series EMTN, 2.88%, 5/24/2028	EUR	300,000	308,248
Series EMTN, 3 Month EURIBOR + 0.65%, 0.39%, 2/24/2028 (a)	EUR	150,000	140,967
Series EMTN, 3 Month EURIBOR + 0.65%, 0.60%, 2/17/2033 (a)	EUR	500,000	404,372
Series EMTN, 3 Month EURIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	300,000	299,451
Series EMTN, 3 Month EURIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	700,000	687,253
Series EMTN, 3 Month EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	400,000	348,791
Series EMTN, 3 Month EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	200,000	168,713
Series EMTN, 3 Month EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	200,000	193,912
Series EMTN, 3 Month EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	400,000	383,600
SONIA + 0.68%, 0.99%, 4/28/2026 (a)	GBP	200,000	225,666
Series EMTN, SONIA + 1.13%, 1.90%, 4/28/2033 (a)	GBP	100,000	94,869
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	201,986
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025	EUR	100,000	99,967
0.25%, 7/2/2025	EUR	200,000	202,616
0.38%, 10/15/2028	EUR	200,000	184,216
1.00%, 7/2/2031	EUR	200,000	179,229
1.13%, 3/7/2027	EUR	300,000	299,178
1.38%, 10/15/2040	EUR	200,000	148,885
1.50%, 7/2/2039	EUR	300,000	231,624
1.63%, 3/7/2031	EUR	100,000	95,061
1.63%, 10/15/2050	EUR	200,000	130,335
1.75%, 7/2/2049	EUR	100,000	68,305
2.25%, 3/7/2039	EUR	100,000	87,237
3.13%, 10/15/2031	EUR	200,000	211,662
3.38%, 10/15/2034	EUR	500,000	526,491
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	206,667
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	100,000	104,859

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Microsoft Corp. 3.13%, 12/6/2028	EUR	300,000	$325,880
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	50,364
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	315,479
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	504,438
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	224,239
3 Month EURIBOR + 0.70%, 0.41%, 10/29/2027 (a)	EUR	500,000	474,225
3 Month EURIBOR + 0.72%, 0.50%, 2/7/2031 (a)	EUR	200,000	170,380
3 Month EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	500,000	412,779
Series EMTN, 3 Month EURIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	101,705
3 Month EURIBOR + 0.87%, 0.50%, 10/26/2029 (a)	EUR	500,000	445,356
3 Month EURIBOR + 0.90%, 2.10%, 5/8/2026 (a)	EUR	100,000	104,155
3 Month EURIBOR + 1.24%, 2.95%, 5/7/2032 (a)	EUR	600,000	592,207
SONIA + 2.25%, 5.79%, 11/18/2033 (a)	GBP	300,000	377,094
Nestle Finance International Ltd.:
Series EMTN, Zero Coupon, 6/14/2026	EUR	300,000	295,545
0.38%, 5/12/2032	EUR	100,000	84,253
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	102,994
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	193,747
Netflix, Inc.:
3.63%, 5/15/2027	EUR	200,000	215,639
3.63%, 6/15/2030	EUR	200,000	209,685
3.88%, 11/15/2029	EUR	200,000	212,638
COR, 4.63%, 5/15/2029	EUR	200,000	221,334
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	105,098
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	189,086
0.75%, 10/14/2033	EUR	300,000	247,283
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043 (b)	GBP	200,000	180,537
Security Description		Principal Amount	Value
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	$211,841
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	231,340
Roche Finance Europe BV Series EMTN, 0.88%, 2/25/2025	EUR	100,000	104,812
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	98,518
1.00%, 4/1/2025	EUR	500,000	520,005
Series 8FXD, 1.00%, 3/21/2026	EUR	100,000	102,005
Series 12FX, 1.38%, 3/21/2030 (b)	EUR	200,000	192,642
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	194,367
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	310,538
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	178,482
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	200,000	201,955
2.00%, 5/6/2032	EUR	200,000	188,280
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	104,341
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	191,874
Series EMTN, 1.25%, 6/20/2033	EUR	300,000	244,129
2.75%, 5/15/2026	EUR	100,000	105,938
Series EMTN, 2.75%, 4/1/2032	EUR	400,000	385,458
3.88%, 1/5/2026	EUR	200,000	217,776
4.50%, 7/7/2028	EUR	200,000	222,825
COR, 0.75%, 1/18/2029	EUR	200,000	181,939
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	200,000	178,659
1.13%, 10/18/2033	EUR	200,000	169,187
1.63%, 10/18/2041	EUR	300,000	226,726
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	248,000	259,185
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	138,556
Toyota Motor Credit Corp.:
Series EMTN, 0.25%, 7/16/2026	EUR	300,000	293,427
COR, 0.13%, 11/5/2027	EUR	100,000	93,289
U.S. Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	207,951

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Upjohn Finance BV 1.91%, 6/23/2032	EUR	300,000	$250,403
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	105,645
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	300,000	309,305
0.88%, 4/8/2027	EUR	500,000	490,732
1.25%, 4/8/2030	EUR	200,000	185,166
1.30%, 5/18/2033	EUR	300,000	254,902
1.38%, 10/27/2026	EUR	400,000	403,460
1.38%, 11/2/2028	EUR	200,000	193,121
2.63%, 12/1/2031	EUR	100,000	99,345
Series 20Y, 2.88%, 1/15/2038	EUR	500,000	467,281
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	269,494
3.38%, 10/27/2036	GBP	200,000	201,731
COR, 4.75%, 10/31/2034	EUR	200,000	231,109
Visa, Inc. 1.50%, 6/15/2026	EUR	400,000	409,396
Walmart, Inc.:
4.88%, 9/21/2029	EUR	221,000	260,474
5.25%, 9/28/2035	GBP	168,000	222,688
5.63%, 3/27/2034	GBP	100,000	136,826
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	104,952
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	85,431
0.63%, 8/14/2030	EUR	100,000	84,007
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	290,932
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	297,815
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	393,078
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	229,600
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	410,709
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	106,432
4.63%, 11/2/2035	GBP	50,000	58,020
Series EMTN, 3 Month EURIBOR + 1.67%, 1.34%, 5/4/2025 (a)	EUR	500,000	526,488
Series EMTN, 3 Month EURIBOR + 1.85%, 1.74%, 5/4/2030 (a)	EUR	500,000	468,548
			51,932,571
TOTAL CORPORATE BONDS & NOTES (Cost $212,154,840)			190,288,802

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (d)(e)	105,186	$105,186
State Street Navigator Securities Lending Portfolio II (f)(g)	5,053,530	5,053,530
TOTAL SHORT-TERM INVESTMENTS (Cost $5,158,716)		5,158,716
TOTAL INVESTMENTS — 100.8% (Cost $217,313,625)		195,447,518
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,555,731)
NET ASSETS — 100.0%		$193,891,787
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$190,288,802	$—	$190,288,802
Short-Term Investments	5,158,716	—	—	5,158,716
TOTAL INVESTMENTS	$5,158,716	$190,288,802	$—	$195,447,518
Sector Breakdown as of March 31, 2023

% of Total Investments
Financial	52.9%
Consumer, Non-cyclical	12.8
Communications	8.5
Consumer, Cyclical	6.8
Utilities	4.7
Energy	4.4
Industrial	3.2
Technology	3.2
Basic Materials	0.8
Update Category Library	0.1
Short-Term Investments	2.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	126,467	$126,467	$2,383,863	$2,405,144	$—	$—	105,186	$105,186	$1,481
State Street Navigator Securities Lending Portfolio II	8,734,973	8,734,973	9,512,865	13,194,308	—	—	5,053,530	5,053,530	7,248
Total		$8,861,440	$11,896,728	$15,599,452	$—	$—		$5,158,716	$8,729
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 159, 0.25%, 11/21/2024	AUD	4,535,000	$2,902,124
Series 161, 0.25%, 11/21/2025	AUD	4,216,000	2,633,965
Series 164, 0.50%, 9/21/2026	AUD	3,723,000	2,292,973
Series 160, 1.00%, 12/21/2030	AUD	4,246,000	2,413,008
Series 163, 1.00%, 11/21/2031	AUD	2,606,000	1,448,515
Series 158, 1.25%, 5/21/2032	AUD	3,980,000	2,239,282
Series 157, 1.50%, 6/21/2031	AUD	3,039,000	1,779,351
Series 165, 1.75%, 11/21/2032	AUD	2,823,000	1,649,858
Series 162, 1.75%, 6/21/2051	AUD	1,971,000	851,487
Series 149, 2.25%, 5/21/2028	AUD	3,673,000	2,367,047
Series 155, 2.50%, 5/21/2030	AUD	3,785,000	2,424,297
Series 137, 2.75%, 4/21/2024	AUD	3,571,000	2,381,958
Series 148, 2.75%, 11/21/2027	AUD	1,950,000	1,290,653
Series 148, 2.75%, 11/21/2027	AUD	1,228,000	812,781
Series 152, 2.75%, 11/21/2028	AUD	3,705,000	2,439,199
Series 154, 2.75%, 11/21/2029	AUD	3,354,000	2,193,179
Series 145, 2.75%, 6/21/2035	AUD	852,000	532,144
Series 156, 2.75%, 5/21/2041	AUD	1,272,000	742,440
Series 166, 3.00%, 11/21/2033	AUD	3,653,000	2,374,720
Series 150, 3.00%, 3/21/2047	AUD	1,657,000	969,931
Series 139, 3.25%, 4/21/2025	AUD	4,159,000	2,801,350
Series 138, 3.25%, 4/21/2029	AUD	3,402,000	2,296,433
Series 147, 3.25%, 6/21/2039	AUD	1,257,000	800,277
Series 144, 3.75%, 4/21/2037	AUD	1,225,000	839,165
Series 142, 4.25%, 4/21/2026	AUD	3,506,000	2,436,506
Series 140, 4.50%, 4/21/2033	AUD	2,113,000	1,558,630
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	3,271,000	$2,336,894
Series 167, COR, 3.75%, 5/21/2034	AUD	2,325,000	1,614,311
			51,422,478
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
0.01%, 7/15/2024 (a)	EUR	1,211,000	1,269,168
0.01%, 4/20/2025 (a)	EUR	944,000	968,177
0.01%, 10/20/2028 (a)	EUR	684,000	638,221
0.01%, 2/20/2030 (a)	EUR	1,719,000	1,535,801
0.01%, 2/20/2031 (a)	EUR	1,864,000	1,616,979
0.01%, 10/20/2040 (a)	EUR	514,000	325,355
0.25%, 10/20/2036 (a)	EUR	681,000	509,347
0.50%, 4/20/2027 (a)	EUR	1,629,000	1,619,721
0.50%, 2/20/2029 (a)	EUR	1,487,000	1,414,415
0.70%, 4/20/2071 (a)	EUR	580,000	286,281
0.75%, 10/20/2026 (a)	EUR	1,719,000	1,746,400
0.75%, 2/20/2028 (a)	EUR	1,176,000	1,162,895
0.75%, 3/20/2051 (a)	EUR	764,000	479,137
0.85%, 6/30/2120 (a)	EUR	700,000	320,563
0.90%, 2/20/2032 (a)	EUR	2,354,000	2,155,873
1.20%, 10/20/2025 (a)	EUR	1,585,000	1,657,110
1.50%, 2/20/2047 (a)	EUR	1,002,000	806,987
1.50%, 11/2/2086 (a)	EUR	222,000	145,255
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,298,000	1,383,847
1.85%, 5/23/2049 (a)	EUR	400,000	340,961
2.00%, 7/15/2026 (a)	EUR	295,000	312,950
2.10%, 9/20/2117 (a)	EUR	625,000	499,251
2.40%, 5/23/2034 (a)	EUR	1,107,000	1,134,146
3.15%, 6/20/2044 (a)	EUR	1,356,000	1,502,366
3.80%, 1/26/2062 (a)	EUR	612,000	776,973
4.15%, 3/15/2037 (a)	EUR	1,833,000	2,223,687
4.85%, 3/15/2026 (a)	EUR	1,396,000	1,605,892
6.25%, 7/15/2027	EUR	947,000	1,171,317
COR, 2.90%, 2/20/2033 (a)	EUR	330,000	356,553
			29,965,628
BELGIUM — 4.1%
Kingdom of Belgium Government Bonds:
Series 91, 0.01%, 10/22/2027 (a)	EUR	1,171,000	1,128,577
Series 92, 0.01%, 10/22/2031 (a)	EUR	1,813,000	1,545,552
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,651,200	1,485,154

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 94, 0.35%, 6/22/2032 (a)	EUR	2,992,000	$2,583,721
Series 90, 0.40%, 6/22/2040 (a)	EUR	1,127,000	766,015
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,451,000	1,521,453
Series 93, 0.65%, 6/22/2071 (a)	EUR	988,000	446,021
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,900,000	3,021,583
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,884,000	1,895,735
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,935,000	1,916,103
Series 87, 0.90%, 6/22/2029 (a)	EUR	2,601,000	2,541,468
Series 77, 1.00%, 6/22/2026 (a)	EUR	2,069,000	2,132,985
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,983,000	1,867,973
Series 86, 1.25%, 4/22/2033 (a)	EUR	1,334,000	1,242,943
Series 95, 1.40%, 6/22/2053 (a)	EUR	1,448,000	1,000,117
Series 84, 1.45%, 6/22/2037 (a)	EUR	810,000	706,839
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,329,000	1,034,000
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,812,000	1,403,366
Series 76, 1.90%, 6/22/2038 (a)	EUR	796,000	728,276
Series 80, 2.15%, 6/22/2066 (a)	EUR	1,036,000	845,867
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	505,439
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,815,000	1,964,500
Series 96, 2.75%, 4/22/2039 (a)	EUR	650,000	662,123
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,132,000	1,220,932
Series 71, 3.75%, 6/22/2045	EUR	1,243,000	1,439,587
Series 66, 4.00%, 3/28/2032	EUR	989,000	1,166,809
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,982,000	2,427,615
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,463,000	1,671,175
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,368,000	3,051,495
Series 31, 5.50%, 3/28/2028	EUR	2,112,000	2,596,485
			46,519,908
Security Description		Principal Amount	Value
CANADA — 4.6%
Canada Government Bonds:
0.25%, 4/1/2024	CAD	2,807,000	$1,994,176
0.25%, 3/1/2026	CAD	3,049,000	2,060,656
0.50%, 9/1/2025	CAD	3,432,000	2,358,861
0.50%, 12/1/2030	CAD	2,320,000	1,438,103
0.75%, 10/1/2024	CAD	1,045,000	737,230
1.00%, 9/1/2026	CAD	1,400,000	961,159
1.00%, 6/1/2027	CAD	1,364,000	929,348
1.25%, 3/1/2025	CAD	1,470,000	1,038,314
1.25%, 3/1/2027	CAD	1,050,000	722,111
1.25%, 6/1/2030	CAD	3,895,000	2,581,070
1.50%, 5/1/2024	CAD	1,700,000	1,221,002
1.50%, 9/1/2024	CAD	1,139,000	813,594
1.50%, 4/1/2025	CAD	1,185,000	839,404
1.50%, 6/1/2026	CAD	903,000	633,333
1.50%, 6/1/2031	CAD	3,590,000	2,391,125
1.50%, 12/1/2031	CAD	2,490,000	1,647,553
1.75%, 12/1/2053	CAD	3,135,000	1,727,568
2.00%, 6/1/2028	CAD	1,350,000	954,152
2.00%, 6/1/2032	CAD	2,446,000	1,680,101
2.00%, 12/1/2051	CAD	4,781,000	2,822,915
2.25%, 6/1/2025	CAD	910,000	654,577
2.25%, 6/1/2029	CAD	1,545,000	1,101,967
2.25%, 12/1/2029	CAD	750,000	533,601
2.50%, 6/1/2024	CAD	1,143,000	829,467
2.50%, 12/1/2032	CAD	3,092,000	2,209,701
2.75%, 8/1/2024	CAD	1,877,000	1,364,011
2.75%, 9/1/2027	CAD	1,703,000	1,241,100
2.75%, 6/1/2033	CAD	500,000	363,997
2.75%, 12/1/2048	CAD	1,452,000	1,012,658
2.75%, 12/1/2064	CAD	685,000	470,791
3.00%, 11/1/2024	CAD	2,375,000	1,731,426
3.00%, 10/1/2025	CAD	1,525,000	1,113,029
3.25%, 8/24/2027	CAD	1,000,000	743,284
3.50%, 3/1/2028	CAD	1,000,000	754,858
3.50%, 12/1/2045	CAD	1,532,000	1,205,439
3.75%, 2/1/2025	CAD	1,625,000	1,200,836
4.00%, 6/1/2041	CAD	1,108,000	919,550
5.00%, 6/1/2037	CAD	1,020,000	921,389
Series WL43, 5.75%, 6/1/2029	CAD	1,172,000	1,004,440
5.75%, 6/1/2033	CAD	1,356,000	1,248,911
Series VW17, 8.00%, 6/1/2027	CAD	370,000	326,109
Series A-76, 9.00%, 6/1/2025	CAD	330,000	271,147
COR, 3.00%, 4/1/2026	CAD	550,000	402,417
COR, 3.75%, 5/1/2025	CAD	475,000	351,564
			51,528,044

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
0.01%, 6/19/2024	CLP	135,000,000	$156,085
2.30%, 10/1/2028 (a)	CLP	170,000,000	183,028
2.50%, 3/1/2025	CLP	685,000,000	805,874
4.50%, 3/1/2026	CLP	410,000,000	495,405
4.70%, 9/1/2030 (a)	CLP	420,000,000	511,668
5.00%, 10/1/2028 (a)	CLP	250,000,000	307,783
5.00%, 3/1/2035	CLP	540,000,000	676,979
5.10%, 7/15/2050	CLP	240,000,000	302,765
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	463,328
7.00%, 5/1/2034 (a)	CLP	195,000,000	292,911
			4,195,826
CHINA — 4.5%
China Government Bonds:
1.99%, 9/15/2024	CNY	8,950,000	1,295,907
Series INBK, 2.18%, 6/25/2024	CNY	14,600,000	2,120,370
2.18%, 8/25/2025	CNY	18,000,000	2,599,475
Series INBK, 2.24%, 5/25/2025	CNY	5,550,000	803,767
Series INBK, 2.26%, 2/24/2025	CNY	11,800,000	1,711,485
2.28%, 11/25/2025	CNY	13,500,000	1,952,569
2.44%, 10/15/2027	CNY	13,050,000	1,880,354
Series INBK, 2.47%, 9/2/2024	CNY	13,950,000	2,032,465
Series INBK, 2.48%, 4/15/2027	CNY	6,500,000	939,682
2.60%, 9/1/2032	CNY	7,500,000	1,065,870
2.64%, 1/15/2028	CNY	5,500,000	798,526
2.69%, 8/15/2032	CNY	8,000,000	1,145,310
Series INBK, 2.75%, 6/15/2029	CNY	2,550,000	369,298
Series INBK, 2.75%, 2/17/2032	CNY	10,650,000	1,534,303
2.76%, 5/15/2032	CNY	2,650,000	382,006
Series INBK, 2.80%, 3/24/2029	CNY	4,000,000	581,769
2.80%, 11/15/2032	CNY	7,750,000	1,119,038
Series INBK, 2.85%, 6/4/2027	CNY	9,700,000	1,421,639
Series INBK, 2.89%, 11/18/2031	CNY	6,400,000	933,199
3.12%, 10/25/2052	CNY	8,500,000	1,206,737
Series 1904, 3.19%, 4/11/2024	CNY	12,050,000	1,771,943
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	3,001,747
Series 1827, 3.25%, 11/22/2028	CNY	48,850,000	7,331,271
Security Description		Principal Amount	Value
Series INBK, 3.27%, 11/19/2030	CNY	13,600,000	$2,050,138
Series INBK, 3.32%, 4/15/2052	CNY	10,250,000	1,509,746
Series INBK, 3.39%, 3/16/2050	CNY	7,550,000	1,122,320
Series INBK, 3.76%, 3/22/2071	CNY	4,000,000	646,817
Series INBK, 3.81%, 9/14/2050	CNY	2,500,000	400,577
Series 1824, 4.08%, 10/22/2048	CNY	39,630,000	6,582,749
Series 1417, 4.63%, 8/11/2034	CNY	5,000,000	851,997
			51,163,074
COLOMBIA — 0.5%
Colombia TES:
Series B, 5.75%, 11/3/2027	COP	1,875,000,000	325,331
Series B, 6.00%, 4/28/2028	COP	6,475,000,000	1,111,619
Series B, 6.25%, 11/26/2025	COP	695,000,000	133,515
Series B, 7.00%, 3/26/2031	COP	2,000,000,000	329,135
Series B, 7.00%, 6/30/2032	COP	7,790,000,000	1,234,465
Series B, 7.25%, 10/26/2050	COP	4,757,000,000	629,309
Series B, 7.50%, 8/26/2026	COP	6,008,000,000	1,159,308
Series B, 9.25%, 5/28/2042	COP	5,845,000,000	988,191
			5,910,873
CROATIA — 0.2%
Croatia Government International Bonds:
2.88%, 4/22/2032	EUR	1,150,000	1,167,331
3.00%, 3/20/2027	EUR	1,000,000	1,074,129
			2,241,460
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	150,000	131,179
Series EMTN, 0.95%, 1/20/2032	EUR	325,000	272,812
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	68,911
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	150,158
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	252,990
Series EMTN, 2.75%, 6/27/2024	EUR	98,000	105,867

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	$94,128
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	213,686
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	111,548
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	78,084
			1,479,363
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
Series 1351, 0.01%, 12/12/2024	CZK	1,950,000	82,209
Series 130, 0.05%, 11/29/2029	CZK	10,750,000	365,656
Series 100, 0.25%, 2/10/2027	CZK	15,960,000	619,008
Series 94, 0.95%, 5/15/2030	CZK	14,680,000	525,042
Series 95, 1.00%, 6/26/2026	CZK	17,790,000	726,570
Series 121, 1.20%, 3/13/2031	CZK	19,960,000	710,413
Series 120, 1.25%, 2/14/2025	CZK	16,100,000	691,657
Series 125, 1.50%, 4/24/2040	CZK	9,600,000	278,552
Series 11Y, 1.75%, 6/23/2032	CZK	11,300,000	410,623
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	118,076
Series 103, 2.00%, 10/13/2033	CZK	20,200,000	731,481
Series 89, 2.40%, 9/17/2025	CZK	17,190,000	743,225
Series 78, 2.50%, 8/25/2028	CZK	18,700,000	770,711
Series 105, 2.75%, 7/23/2029	CZK	21,430,000	883,723
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	388,895
Series 49, 4.20%, 12/4/2036	CZK	7,560,000	334,077
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	80,985
Series 8Y, 5.00%, 9/30/2030	CZK	9,200,000	432,137
Series 6Y, 5.50%, 12/12/2028	CZK	8,400,000	401,557
Series 58, 5.70%, 5/25/2024	CZK	6,990,000	323,154
Series 148, 6.00%, 2/26/2026	CZK	15,050,000	714,581
			10,332,332
Security Description		Principal Amount	Value
DENMARK — 0.7%
Denmark Government Bonds:
Series 2024, 0.01%, 11/15/2024	DKK	6,300,000	$877,317
Series 10Y, 0.01%, 11/15/2031	DKK	10,932,000	1,287,046
Series G, 0.01%, 11/15/2031	DKK	875,000	103,377
Series 30Y, 0.25%, 11/15/2052	DKK	7,167,000	557,238
Series 10Y, 0.50%, 11/15/2027	DKK	7,522,000	998,148
Series 10YR, 0.50%, 11/15/2029	DKK	8,546,000	1,093,217
1.75%, 11/15/2025	DKK	5,418,000	769,359
4.50%, 11/15/2039	DKK	14,159,000	2,571,701
7.00%, 11/10/2024	DKK	1,002,000	155,434
			8,412,837
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	100,000	85,744
4.00%, 10/12/2032	EUR	175,000	194,621
			280,365
FINLAND — 1.2%
Finland Government Bonds:
0.01%, 9/15/2024 (a)	EUR	366,000	381,162
0.01%, 9/15/2026 (a)	EUR	768,000	760,558
0.01%, 9/15/2030 (a)	EUR	575,000	507,393
0.13%, 9/15/2031 (a)	EUR	992,000	859,029
0.13%, 4/15/2036 (a)	EUR	471,000	349,985
0.13%, 4/15/2052 (a)	EUR	634,000	323,078
0.25%, 9/15/2040 (a)	EUR	185,000	124,550
0.50%, 4/15/2026 (a)	EUR	814,000	830,979
0.50%, 9/15/2027 (a)	EUR	473,000	467,476
0.50%, 9/15/2028 (a)	EUR	454,000	437,714
0.50%, 9/15/2029 (a)	EUR	748,000	703,519
0.50%, 4/15/2043 (a)	EUR	1,092,000	735,758
0.75%, 4/15/2031 (a)	EUR	737,000	681,175
0.88%, 9/15/2025 (a)	EUR	502,000	520,611
1.13%, 4/15/2034 (a)	EUR	716,000	642,754
1.38%, 4/15/2027 (a)	EUR	258,000	266,213
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	626,000	502,886
1.50%, 9/15/2032 (a)	EUR	1,041,000	1,001,962
2.00%, 4/15/2024 (a)	EUR	514,000	552,645
2.63%, 7/4/2042 (a)	EUR	716,000	732,128
2.75%, 7/4/2028 (a)	EUR	804,000	874,764
4.00%, 7/4/2025 (a)	EUR	699,000	778,583
			13,034,922

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 4.9%
French Republic Government Bonds OAT:
0.01%, 2/25/2025	EUR	1,253,000	$1,290,982
0.01%, 3/25/2025	EUR	636,000	654,022
0.01%, 2/25/2026	EUR	1,503,000	1,511,633
0.01%, 2/25/2027	EUR	1,505,000	1,475,772
0.01%, 11/25/2029	EUR	1,278,000	1,165,543
0.01%, 11/25/2030	EUR	1,673,000	1,482,460
0.01%, 11/25/2031	EUR	778,000	668,810
0.01%, 5/25/2032	EUR	1,550,000	1,309,897
0.25%, 11/25/2026	EUR	1,430,000	1,424,551
0.50%, 5/25/2025	EUR	1,559,000	1,614,036
0.50%, 5/25/2026	EUR	1,653,000	1,678,464
0.50%, 5/25/2029	EUR	1,287,000	1,228,610
0.50%, 5/25/2040 (a)	EUR	567,000	400,651
0.50%, 6/25/2044 (a)	EUR	500,000	323,162
0.50%, 5/25/2072 (a)	EUR	617,000	262,532
0.75%, 2/25/2028	EUR	2,600,000	2,577,037
0.75%, 5/25/2028	EUR	1,666,000	1,645,520
0.75%, 11/25/2028	EUR	1,360,000	1,331,461
0.75%, 5/25/2052	EUR	739,000	437,896
0.75%, 5/25/2053 (a)	EUR	500,000	288,050
1.00%, 11/25/2025	EUR	1,680,000	1,746,021
1.00%, 5/25/2027	EUR	1,147,000	1,165,193
1.25%, 5/25/2034	EUR	1,227,000	1,117,383
1.25%, 5/25/2036 (a)	EUR	1,770,000	1,547,828
1.50%, 5/25/2031	EUR	1,793,000	1,781,680
1.50%, 5/25/2050 (a)	EUR	1,042,000	787,274
1.75%, 11/25/2024	EUR	1,227,000	1,309,100
1.75%, 6/25/2039 (a)	EUR	1,015,000	916,907
1.75%, 5/25/2066 (a)	EUR	485,000	358,676
2.00%, 11/25/2032	EUR	1,750,000	1,771,308
2.00%, 5/25/2048 (a)	EUR	1,198,000	1,032,832
2.25%, 5/25/2024	EUR	871,000	937,895
2.50%, 5/25/2030	EUR	1,952,000	2,098,474
2.75%, 10/25/2027	EUR	1,792,000	1,954,394
3.25%, 5/25/2045	EUR	1,007,000	1,101,232
3.50%, 4/25/2026	EUR	1,586,000	1,762,841
4.00%, 10/25/2038	EUR	956,000	1,147,222
4.00%, 4/25/2055 (a)	EUR	806,000	999,951
4.00%, 4/25/2060	EUR	552,000	693,355
4.50%, 4/25/2041	EUR	1,330,000	1,702,179
4.75%, 4/25/2035	EUR	966,000	1,232,021
5.50%, 4/25/2029	EUR	1,499,000	1,880,108
5.75%, 10/25/2032	EUR	1,025,000	1,386,433
6.00%, 10/25/2025	EUR	1,051,000	1,231,860
COR, 1.25%, 5/25/2038	EUR	1,000,000	842,355
COR, 2.50%, 5/25/2043 (a)	EUR	200,000	193,879
			55,469,490
Security Description		Principal Amount	Value
GERMANY — 4.6%
Bundesobligation:
Series 179, 0.01%, 4/5/2024	EUR	899,000	$949,262
Series 180, 0.01%, 10/18/2024	EUR	1,201,000	1,251,441
Series 181, 0.01%, 4/11/2025	EUR	904,000	930,965
Series 182, 0.01%, 10/10/2025	EUR	1,241,000	1,264,696
Series 183, 0.01%, 4/10/2026	EUR	1,196,000	1,206,447
Series 186, 1.30%, 10/15/2027	EUR	1,451,000	1,505,335
Bundesrepublik Deutschland Bundesanleihe:
0.01%, 8/15/2026	EUR	361,000	361,695
0.01%, 11/15/2028	EUR	890,000	851,242
0.01%, 8/15/2029	EUR	1,029,000	968,522
0.01%, 2/15/2030	EUR	494,000	460,324
0.01%, 8/15/2030	EUR	1,076,000	992,407
Series G, 0.01%, 8/15/2030	EUR	780,000	720,320
0.01%, 2/15/2031	EUR	1,462,000	1,333,135
0.01%, 8/15/2031	EUR	1,061,000	957,099
Series G, 0.01%, 8/15/2031	EUR	898,000	810,555
0.01%, 2/15/2032	EUR	1,810,000	1,613,386
0.01%, 8/15/2050	EUR	1,287,000	753,103
Series G, 0.01%, 8/15/2050	EUR	482,000	282,772
0.01%, 8/15/2052	EUR	825,000	460,173
0.25%, 2/15/2027	EUR	1,897,000	1,901,029
0.25%, 8/15/2028	EUR	1,230,000	1,199,437
0.25%, 2/15/2029	EUR	1,066,000	1,030,101
0.50%, 2/15/2025	EUR	1,316,000	1,373,449
0.50%, 2/15/2026	EUR	1,561,000	1,602,254
0.50%, 8/15/2027	EUR	1,263,000	1,268,449
0.50%, 2/15/2028	EUR	1,238,000	1,233,302
1.00%, 8/15/2024	EUR	1,040,000	1,103,246
1.00%, 8/15/2025	EUR	945,000	988,937
1.00%, 5/15/2038	EUR	550,000	488,562
1.25%, 8/15/2048	EUR	1,286,000	1,114,353
1.50%, 5/15/2024	EUR	909,000	973,490
1.70%, 8/15/2032	EUR	1,300,000	1,344,760
1.80%, 8/15/2053	EUR	289,000	275,218
2.50%, 7/4/2044	EUR	1,282,000	1,415,532
2.50%, 8/15/2046	EUR	1,160,000	1,290,370
3.25%, 7/4/2042	EUR	972,000	1,184,580
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,516,128
Series 2007, 4.25%, 7/4/2039	EUR	778,000	1,047,988
Series 98, 4.75%, 7/4/2028	EUR	630,000	764,609

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 03, 4.75%, 7/4/2034	EUR	932,000	$1,250,175
Series 08, 4.75%, 7/4/2040	EUR	644,000	924,647
Series 08, 4.75%, 7/4/2040	EUR	100,000	143,579
Series 00, 5.50%, 1/4/2031	EUR	954,000	1,270,484
Series 98, 5.63%, 1/4/2028	EUR	875,000	1,088,225
Series 00, 6.25%, 1/4/2030	EUR	506,000	684,942
Series 97, 6.50%, 7/4/2027	EUR	869,000	1,098,538
COR, 2.10%, 11/15/2029	EUR	350,000	375,413
COR, 2.30%, 2/15/2033	EUR	736,000	798,612
Bundesschatzanweisungen:
0.20%, 6/14/2024	EUR	684,000	720,243
0.40%, 9/13/2024	EUR	1,300,000	1,365,225
2.20%, 12/12/2024	EUR	970,000	1,044,013
			51,552,769
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
0.36%, 4/15/2024	HKD	650,000	80,453
1.25%, 6/29/2027	HKD	1,000,000	117,943
1.59%, 3/4/2036	HKD	200,000	21,047
1.68%, 1/21/2026	HKD	1,350,000	164,858
1.79%, 4/14/2025	HKD	1,100,000	136,022
1.89%, 3/2/2032	HKD	800,000	92,000
1.97%, 1/17/2029	HKD	600,000	71,914
2.02%, 3/7/2034	HKD	300,000	33,926
2.13%, 7/16/2030	HKD	500,000	59,631
2.22%, 8/7/2024	HKD	1,550,000	194,787
			972,581
HUNGARY — 0.4%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	140,930,000	316,131
Series 26/E, 1.50%, 4/22/2026	HUF	142,000,000	313,176
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	139,939
Series 29/A, 2.00%, 5/23/2029	HUF	105,000,000	205,480
Series 33/A, 2.25%, 4/20/2033	HUF	141,720,000	241,958
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	65,104
Series 24/C, 2.50%, 10/24/2024	HUF	74,830,000	184,573
Security Description		Principal Amount	Value
Series 26/D, 2.75%, 12/22/2026	HUF	132,080,000	$292,763
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	300,109
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	339,403
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	259,022
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	163,756
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	67,252
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	265,307
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	349,637
Series 32/A, 4.75%, 11/24/2032	HUF	251,000,000	542,458
Series 25/B, 5.50%, 6/24/2025	HUF	142,840,000	360,608
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	233,562
			4,640,238
INDONESIA — 2.8%
Indonesia Treasury Bonds:
Series FR90, 5.13%, 4/15/2027	IDR	10,006,000,000	639,084
Series FR86, 5.50%, 4/15/2026	IDR	22,730,000,000	1,477,082
Series FR64, 6.13%, 5/15/2028	IDR	70,718,000,000	4,648,348
Series FR88, 6.25%, 6/15/2036	IDR	34,763,000,000	2,179,280
Series FR95, 6.38%, 8/15/2028	IDR	29,328,000,000	1,956,074
Series FR91, 6.38%, 4/15/2032	IDR	14,280,000,000	931,112
Series FR93, 6.38%, 7/15/2037	IDR	14,885,000,000	945,048
Series FR81, 6.50%, 6/15/2025	IDR	26,839,000,000	1,795,472
Series FR65, 6.63%, 5/15/2033	IDR	71,300,000,000	4,670,437
Series FR89, 6.88%, 8/15/2051	IDR	9,515,000,000	622,843
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	3,051,517
Series FR96, 7.00%, 2/15/2033	IDR	16,205,000,000	1,097,222
Series FR92, 7.13%, 6/15/2042	IDR	18,730,000,000	1,262,240
Series FR97, 7.13%, 6/15/2043	IDR	5,000,000,000	337,167
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	744,703

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series FR75, 7.50%, 5/15/2038	IDR	48,206,000,000	$3,345,759
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	6,200,000,000	392,611
Series PBS, 5.38%, 8/15/2025	IDR	20,610,000,000	1,348,073
Series PBS, 6.75%, 6/15/2047	IDR	7,500,000,000	470,875
			31,914,947
IRELAND — 1.4%
Ireland Government Bonds:
0.01%, 10/18/2031	EUR	1,013,000	871,368
0.20%, 5/15/2027	EUR	851,000	836,670
0.20%, 10/18/2030	EUR	997,000	901,880
0.35%, 10/18/2032	EUR	527,000	457,399
0.40%, 5/15/2035	EUR	740,900	593,677
0.55%, 4/22/2041	EUR	1,094,000	765,752
0.90%, 5/15/2028	EUR	953,000	948,503
1.00%, 5/15/2026	EUR	1,610,000	1,662,687
1.10%, 5/15/2029	EUR	1,280,000	1,270,350
1.30%, 5/15/2033	EUR	584,000	550,655
1.35%, 3/18/2031	EUR	937,000	922,067
1.50%, 5/15/2050	EUR	1,102,000	830,569
1.70%, 5/15/2037	EUR	891,000	817,098
2.00%, 2/18/2045	EUR	1,160,000	1,023,987
2.40%, 5/15/2030	EUR	1,143,000	1,223,662
5.40%, 3/13/2025	EUR	1,309,000	1,494,608
COR, 3.00%, 10/18/2043	EUR	150,000	159,912
			15,330,844
ISRAEL — 0.7%
Israel Government Bonds:
Series 1024, 0.40%, 10/31/2024	ILS	1,955,000	509,102
Series 0425, 0.50%, 4/30/2025	ILS	3,020,000	780,359
Series 0226, 0.50%, 2/27/2026	ILS	2,350,000	591,261
Series 0825, 1.75%, 8/31/2025	ILS	2,404,000	632,963
Israel Government Bonds - Fixed:
Series 0330, 1.00%, 3/31/2030	ILS	3,125,000	722,916
Series 0432, 1.30%, 4/30/2032	ILS	1,400,000	321,242
Series 0537, 1.50%, 5/31/2037	ILS	1,600,000	327,322
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	412,288
Security Description		Principal Amount	Value
Series 0928, 2.25%, 9/28/2028	ILS	2,975,000	$765,041
Series 1152, 2.80%, 11/29/2052	ILS	900,000	193,145
Series 0347, 3.75%, 3/31/2047	ILS	2,585,000	684,542
Series 0142, 5.50%, 1/31/2042	ILS	3,111,000	1,030,427
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	446,089
			7,416,697
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 8/1/2026	EUR	645,000	626,593
0.01%, 4/15/2024	EUR	575,000	604,557
0.01%, 8/15/2024	EUR	200,000	208,162
0.01%, 12/15/2024	EUR	500,000	514,764
0.01%, 4/1/2026	EUR	1,345,000	1,321,852
0.25%, 3/15/2028	EUR	875,000	809,192
0.35%, 2/1/2025	EUR	1,367,000	1,410,009
0.50%, 2/1/2026	EUR	1,059,000	1,062,356
0.60%, 8/1/2031 (a)	EUR	1,296,000	1,081,515
0.90%, 4/1/2031	EUR	732,000	634,817
0.95%, 8/1/2030	EUR	954,000	847,731
0.95%, 12/1/2031 (a)	EUR	1,190,000	1,013,356
0.95%, 6/1/2032	EUR	650,000	544,675
0.95%, 3/1/2037 (a)	EUR	464,000	333,559
1.20%, 8/15/2025	EUR	614,000	635,255
1.25%, 12/1/2026	EUR	688,000	692,855
1.35%, 4/1/2030	EUR	897,000	829,592
1.45%, 11/15/2024	EUR	334,000	353,124
1.45%, 5/15/2025	EUR	600,000	628,142
1.45%, 3/1/2036 (a)	EUR	518,000	411,110
1.50%, 6/1/2025	EUR	905,000	946,759
1.50%, 4/30/2045 (a)	EUR	500,000	328,251
1.60%, 6/1/2026	EUR	898,000	924,306
1.65%, 12/1/2030 (a)	EUR	919,000	854,132
1.65%, 3/1/2032 (a)	EUR	1,277,000	1,153,099
1.70%, 9/1/2051 (a)	EUR	150,000	95,659
1.75%, 5/30/2024	EUR	446,000	476,105
1.75%, 7/1/2024	EUR	400,000	426,810
1.80%, 3/1/2041 (a)	EUR	500,000	373,956
1.85%, 5/15/2024	EUR	355,000	379,961
1.85%, 7/1/2025 (a)	EUR	444,000	467,764
2.00%, 12/1/2025	EUR	899,000	943,440
2.00%, 2/1/2028	EUR	826,000	837,357
2.05%, 8/1/2027	EUR	1,153,000	1,182,026
2.10%, 7/15/2026	EUR	727,000	758,887
2.15%, 9/1/2052 (a)	EUR	800,000	558,618
2.15%, 3/1/2072 (a)	EUR	240,000	151,489
2.20%, 6/1/2027	EUR	750,000	775,970
2.25%, 9/1/2036 (a)	EUR	295,000	256,973
2.45%, 9/1/2033 (a)	EUR	229,000	214,305

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series CAC, 2.45%, 9/1/2050 (a)	EUR	400,000	$304,632
2.50%, 12/1/2024	EUR	542,000	582,382
2.50%, 11/15/2025	EUR	843,000	897,331
2.65%, 12/1/2027	EUR	1,089,000	1,139,675
2.70%, 3/1/2047 (a)	EUR	675,000	559,189
2.80%, 12/1/2028	EUR	1,202,000	1,252,631
2.80%, 6/15/2029	EUR	750,000	773,900
2.80%, 3/1/2067 (a)	EUR	245,000	186,056
2.95%, 9/1/2038 (a)	EUR	658,000	607,727
3.00%, 8/1/2029	EUR	797,000	832,903
3.10%, 3/1/2040 (a)	EUR	473,000	437,969
3.25%, 3/1/2038 (a)	EUR	800,000	765,975
3.25%, 9/1/2046 (a)	EUR	631,000	577,565
3.35%, 3/1/2035 (a)	EUR	374,000	372,347
3.45%, 3/1/2048 (a)	EUR	691,000	648,820
3.50%, 3/1/2030 (a)	EUR	366,000	391,748
3.75%, 9/1/2024	EUR	430,000	470,407
3.85%, 9/1/2049 (a)	EUR	319,000	317,922
4.00%, 2/1/2037 (a)	EUR	969,000	1,027,735
4.50%, 3/1/2026 (a)	EUR	1,157,000	1,295,990
4.75%, 9/1/2028 (a)	EUR	924,000	1,061,504
4.75%, 9/1/2044 (a)	EUR	781,000	889,399
5.00%, 3/1/2025 (a)	EUR	550,000	616,431
5.00%, 8/1/2034 (a)	EUR	906,000	1,055,293
5.00%, 8/1/2039 (a)	EUR	579,000	675,477
5.00%, 9/1/2040 (a)	EUR	808,000	945,557
5.25%, 11/1/2029	EUR	1,238,000	1,468,149
5.75%, 2/1/2033	EUR	567,000	698,524
6.00%, 5/1/2031	EUR	945,000	1,180,024
6.50%, 11/1/2027	EUR	946,000	1,159,354
7.25%, 11/1/2026	EUR	703,000	862,081
Series 5Y, COR, 3.40%, 4/1/2028	EUR	250,000	269,152
COR, 4.00%, 4/30/2035 (a)	EUR	750,000	795,806
			51,788,738
JAPAN — 22.9%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	348,800,000	2,625,133
Series 148, 0.01%, 6/20/2026	JPY	415,000,000	3,122,587
Series 149, 0.01%, 9/20/2026	JPY	388,100,000	2,918,376
Series 150, 0.01%, 12/20/2026	JPY	455,000,000	3,418,602
Series 151, 0.01%, 3/20/2027	JPY	334,000,000	2,507,045
Series 153, 0.01%, 6/20/2027	JPY	655,500,000	4,916,324
Series 140, 0.10%, 6/20/2024	JPY	329,100,000	2,478,945
Security Description		Principal Amount	Value
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	$1,292,625
Series 142, 0.10%, 12/20/2024	JPY	255,000,000	1,922,128
Series 143, 0.10%, 3/20/2025	JPY	361,500,000	2,725,361
Series 144, 0.10%, 6/20/2025	JPY	435,850,000	3,286,969
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,263,040
Series 146, 0.10%, 12/20/2025	JPY	260,200,000	1,963,397
Series 152, 0.10%, 3/20/2027	JPY	400,000,000	3,014,231
Series 154, 0.10%, 9/20/2027	JPY	275,000,000	2,069,205
Series 155, COR, 0.30%, 12/20/2027	JPY	148,000,000	1,123,405
Japan Government Forty Year Bonds:
Series 9, 0.40%, 3/20/2056	JPY	150,250,000	856,365
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	529,907
Series 13, 0.50%, 3/20/2060	JPY	155,000,000	888,341
Series 14, 0.70%, 3/20/2061	JPY	135,550,000	829,025
Series 11, 0.80%, 3/20/2058	JPY	79,450,000	510,494
Series 10, 0.90%, 3/20/2057	JPY	136,750,000	911,136
Series 15, 1.00%, 3/20/2062	JPY	235,650,000	1,577,345
Series 8, 1.40%, 3/20/2055	JPY	72,750,000	561,114
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	860,241
Series 6, 1.90%, 3/20/2053	JPY	58,350,000	505,272
Series 5, 2.00%, 3/20/2052	JPY	60,700,000	535,760
Series 2, 2.20%, 3/20/2049	JPY	76,750,000	701,084
Series 3, 2.20%, 3/20/2050	JPY	31,250,000	285,185
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	571,629
Series 1, 2.40%, 3/20/2048	JPY	42,950,000	406,939
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	273,450,000	2,063,809
Series 343, 0.10%, 6/20/2026	JPY	240,000,000	1,811,406

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	$2,373,176
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	2,346,969
Series 346, 0.10%, 3/20/2027	JPY	280,000,000	2,109,899
Series 347, 0.10%, 6/20/2027	JPY	240,000,000	1,807,294
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	2,362,656
Series 349, 0.10%, 12/20/2027	JPY	277,550,000	2,087,078
Series 350, 0.10%, 3/20/2028	JPY	302,550,000	2,273,160
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,483,231
Series 352, 0.10%, 9/20/2028	JPY	242,400,000	1,818,738
Series 353, 0.10%, 12/20/2028	JPY	229,300,000	1,719,535
Series 354, 0.10%, 3/20/2029	JPY	309,050,000	2,315,263
Series 355, 0.10%, 6/20/2029	JPY	210,600,000	1,575,679
Series 356, 0.10%, 9/20/2029	JPY	302,000,000	2,256,684
Series 357, 0.10%, 12/20/2029	JPY	465,000,000	3,470,258
Series 358, 0.10%, 3/20/2030	JPY	349,500,000	2,605,323
Series 359, 0.10%, 6/20/2030	JPY	479,450,000	3,567,434
Series 360, 0.10%, 9/20/2030	JPY	377,650,000	2,804,496
Series 361, 0.10%, 12/20/2030	JPY	512,950,000	3,799,468
Series 362, 0.10%, 3/20/2031	JPY	350,000,000	2,587,091
Series 363, 0.10%, 6/20/2031	JPY	285,650,000	2,108,496
Series 364, 0.10%, 9/20/2031	JPY	257,500,000	1,899,839
Series 365, 0.10%, 12/20/2031	JPY	145,000,000	1,069,976
Series 366, 0.20%, 3/20/2032	JPY	500,000,000	3,726,651
Series 367, 0.20%, 6/20/2032	JPY	600,000,000	4,488,707
Series 368, 0.20%, 9/20/2032	JPY	800,000,000	6,020,948
Series 337, 0.30%, 12/20/2024	JPY	163,300,000	1,235,124
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	2,158,365
Series 338, 0.40%, 3/20/2025	JPY	287,650,000	2,181,225
Security Description		Principal Amount	Value
Series 339, 0.40%, 6/20/2025	JPY	346,700,000	$2,631,810
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,258,130
Series 335, 0.50%, 9/20/2024	JPY	355,100,000	2,691,252
Series 336, 0.50%, 12/20/2024	JPY	119,700,000	908,439
Series 334, 0.60%, 6/20/2024	JPY	298,300,000	2,260,571
Series 369, COR, 0.50%, 12/20/2032	JPY	473,000,000	3,615,008
Japan Government Thirty Year Bonds:
Series 51, 0.30%, 6/20/2046	JPY	89,000,000	555,927
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	365,676
Series 65, 0.40%, 12/20/2049	JPY	64,850,000	394,601
Series 66, 0.40%, 3/20/2050	JPY	120,000,000	726,456
Series 52, 0.50%, 9/20/2046	JPY	85,500,000	558,760
Series 62, 0.50%, 3/20/2049	JPY	52,050,000	328,385
Series 53, 0.60%, 12/20/2046	JPY	83,650,000	558,084
Series 67, 0.60%, 6/20/2050	JPY	95,000,000	605,576
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	572,324
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	382,246
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	499,235
Series 69, 0.70%, 12/20/2050	JPY	107,900,000	703,884
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	585,822
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	588,729
Series 72, 0.70%, 9/20/2051	JPY	100,000,000	649,876
Series 73, 0.70%, 12/20/2051	JPY	245,000,000	1,589,637
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	699,617
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	562,301
Series 55, 0.80%, 6/20/2047	JPY	90,500,000	628,964
Series 56, 0.80%, 9/20/2047	JPY	88,850,000	615,574
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	610,085

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	$531,471
Series 60, 0.90%, 9/20/2048	JPY	71,650,000	502,347
Series 74, 1.00%, 3/20/2052	JPY	170,000,000	1,193,449
Series 75, 1.30%, 6/20/2052	JPY	150,000,000	1,133,537
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	669,476
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	726,037
Series 76, 1.40%, 9/20/2052	JPY	145,000,000	1,122,979
Series 45, 1.50%, 12/20/2044	JPY	65,950,000	533,918
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	563,742
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	847,197
Series 11, 1.70%, 6/20/2033	JPY	46,550,000	393,403
Series 41, 1.70%, 12/20/2043	JPY	104,850,000	878,813
Series 42, 1.70%, 3/20/2044	JPY	50,750,000	425,798
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	843,618
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	562,012
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	546,157
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	596,623
Series 37, 1.90%, 9/20/2042	JPY	87,300,000	757,186
Series 39, 1.90%, 6/20/2043	JPY	63,500,000	550,053
Series 13, 2.00%, 12/20/2033	JPY	87,900,000	764,603
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	967,216
Series 35, 2.00%, 9/20/2041	JPY	118,250,000	1,039,114
Series 36, 2.00%, 3/20/2042	JPY	171,750,000	1,510,830
Series 34, 2.20%, 3/20/2041	JPY	92,400,000	833,801
Series 21, 2.30%, 12/20/2035	JPY	39,000,000	352,374
Series 25, 2.30%, 12/20/2036	JPY	43,400,000	393,936
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	907,258
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	581,721
Security Description		Principal Amount	Value
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	$636,582
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	461,958
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	182,660
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	276,066
Series 22, 2.50%, 3/20/2036	JPY	41,750,000	385,594
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	277,964
Series 27, 2.50%, 9/20/2037	JPY	67,550,000	628,607
Series 77, COR, 1.60%, 12/20/2052	JPY	25,000,000	202,525
Japan Government Twenty Year Bonds:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	881,232
Series 169, 0.30%, 6/20/2039	JPY	125,000,000	859,127
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	326,834
Series 171, 0.30%, 12/20/2039	JPY	65,400,000	445,908
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	829,744
Series 168, 0.40%, 3/20/2039	JPY	181,000,000	1,268,809
Series 172, 0.40%, 3/20/2040	JPY	169,150,000	1,168,849
Series 173, 0.40%, 6/20/2040	JPY	258,850,000	1,780,637
Series 174, 0.40%, 9/20/2040	JPY	183,000,000	1,253,665
Series 177, 0.40%, 6/20/2041	JPY	229,000,000	1,554,168
Series 158, 0.50%, 9/20/2036	JPY	134,050,000	983,393
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,008,715
Series 165, 0.50%, 6/20/2038	JPY	140,000,000	1,007,213
Series 167, 0.50%, 12/20/2038	JPY	101,000,000	721,768
Series 175, 0.50%, 12/20/2040	JPY	222,450,000	1,546,135
Series 176, 0.50%, 3/20/2041	JPY	60,000,000	415,744
Series 178, 0.50%, 9/20/2041	JPY	145,000,000	1,000,379
Series 179, 0.50%, 12/20/2041	JPY	145,000,000	997,644
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	667,726

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 161, 0.60%, 6/20/2037	JPY	126,150,000	$931,391
Series 162, 0.60%, 9/20/2037	JPY	105,850,000	779,150
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	704,553
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	760,620
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	701,568
Series 180, 0.80%, 3/20/2042	JPY	235,000,000	1,702,916
Series 181, 0.90%, 6/20/2042	JPY	233,250,000	1,718,784
Series 155, 1.00%, 12/20/2035	JPY	159,900,000	1,255,243
Series 182, 1.10%, 9/20/2042	JPY	430,000,000	3,274,449
Series 151, 1.20%, 12/20/2034	JPY	155,000,000	1,247,093
Series 152, 1.20%, 3/20/2035	JPY	145,000,000	1,166,330
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	843,527
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	894,166
Series 150, 1.40%, 9/20/2034	JPY	362,150,000	2,977,554
Series 144, 1.50%, 3/20/2033	JPY	86,200,000	715,021
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,311,594
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	830,693
Series 136, 1.60%, 3/20/2032	JPY	110,600,000	925,187
Series 143, 1.60%, 3/20/2033	JPY	79,850,000	668,217
Series 147, 1.60%, 12/20/2033	JPY	176,000,000	1,475,417
Series 140, 1.70%, 9/20/2032	JPY	134,000,000	1,132,058
Series 141, 1.70%, 12/20/2032	JPY	150,000,000	1,267,240
Series 145, 1.70%, 6/20/2033	JPY	166,400,000	1,406,279
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	1,502,437
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	795,159
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,283,896
Series 133, 1.80%, 12/20/2031	JPY	86,550,000	733,383
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,419,762
Security Description		Principal Amount	Value
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	$424,597
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	450,377
Series 121, 1.90%, 9/20/2030	JPY	74,600,000	628,279
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	272,376
Series 77, 2.00%, 3/20/2025	JPY	34,000,000	265,848
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	242,998
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	542,848
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	356,112
Series 92, 2.10%, 12/20/2026	JPY	83,800,000	678,529
Series 94, 2.10%, 3/20/2027	JPY	99,000,000	804,802
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	350,930
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	740,219
Series 105, 2.10%, 9/20/2028	JPY	78,200,000	650,748
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	417,695
Series 113, 2.10%, 9/20/2029	JPY	120,250,000	1,014,874
Series 117, 2.10%, 3/20/2030	JPY	156,450,000	1,328,079
Series 90, 2.20%, 9/20/2026	JPY	78,550,000	635,559
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	1,125,380
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	688,390
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	418,116
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	638,517
Series 125, 2.20%, 3/20/2031	JPY	53,650,000	463,077
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	575,731
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	889,542
Series 183, COR, 1.40%, 12/20/2042	JPY	190,000,000	1,519,886
Japan Government Two Year Bonds:
Series 435, 0.01%, 4/1/2024	JPY	27,000,000	203,101
Series 436, 0.01%, 5/1/2024	JPY	77,000,000	579,291

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 437, 0.01%, 6/1/2024	JPY	148,000,000	$1,113,620
Series 438, 0.01%, 7/1/2024	JPY	140,000,000	1,053,456
Series 439, 0.01%, 8/1/2024	JPY	150,000,000	1,128,714
Series 440, 0.01%, 9/1/2024	JPY	212,000,000	1,595,328
Series 441, 0.01%, 10/1/2024	JPY	129,500,000	974,476
Series 442, 0.01%, 11/1/2024	JPY	223,000,000	1,678,188
Series 443, 0.01%, 12/1/2024	JPY	210,000,000	1,580,452
Series 444, 0.01%, 1/1/2025	JPY	157,000,000	1,181,505
			257,585,799
LATVIA — 0.1%
Latvia Government International Bonds:
0.38%, 10/7/2026	EUR	200,000	193,475
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	102,512
1.38%, 5/16/2036	EUR	350,000	277,926
Series 7, 2.25%, 2/15/2047	EUR	100,000	82,859
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	107,509
			764,281
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	220,006
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	68,311
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	152,619
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	206,238
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	103,043
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	244,679
			994,896
LUXEMBOURG — 0.1%
Luxembourg Government Bonds:
0.01%, 11/13/2026	EUR	154,000	150,328
0.63%, 2/1/2027	EUR	488,000	484,485
2.25%, 3/19/2028	EUR	80,000	84,215
			719,028
Security Description		Principal Amount	Value
MALAYSIA — 2.3%
Malaysia Government Bonds:
Series 0220, 2.63%, 4/15/2031	MYR	1,750,000	$361,196
Series 0319, 3.48%, 6/14/2024	MYR	2,950,000	671,821
Series 0122, 3.58%, 7/15/2032	MYR	1,400,000	309,107
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,145,905
Series 0519, 3.76%, 5/22/2040	MYR	1,650,000	351,768
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	866,373
Series 0219, 3.89%, 8/15/2029	MYR	4,250,000	964,089
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	459,615
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	648,635
Series 0115, 3.96%, 9/15/2025	MYR	2,550,000	586,601
Series 0217, 4.06%, 9/30/2024	MYR	1,725,000	396,128
Series 0120, 4.07%, 6/15/2050	MYR	5,425,000	1,156,075
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	297,331
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	397,797
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	308,663
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	535,160
Series 0322, 4.50%, 4/30/2029	MYR	10,150,000	2,380,375
Series 0222, 4.70%, 10/15/2042	MYR	3,250,000	783,882
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	634,519
Series 0317, 4.76%, 4/7/2037	MYR	3,870,000	926,747
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	467,728
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	2,860,000	629,213
Series 0419, 3.66%, 10/15/2024	MYR	3,115,000	709,724
Series 0319, 3.73%, 3/31/2026	MYR	2,325,000	529,851
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	284,430
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	287,540

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	$423,535
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	299,882
Series 0619, 4.12%, 11/30/2034	MYR	1,500,000	338,030
Series 0122, 4.19%, 10/7/2032	MYR	6,850,000	1,575,674
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	231,651
Series 0117, 4.26%, 7/26/2027	MYR	4,220,000	978,044
Series 0813, 4.44%, 5/22/2024	MYR	2,230,000	512,232
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	689,946
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	704,142
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	383,212
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	503,296
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	604,273
Series 0417, 4.90%, 5/8/2047	MYR	4,080,000	990,079
Series 0913, 4.94%, 12/6/2028	MYR	725,000	173,978
Series 0222, 5.36%, 5/15/2052	MYR	1,000,000	261,073
Series 0123, COR, 3.60%, 7/31/2028	MYR	3,150,000	712,713
			26,472,033
MEXICO — 2.0%
Mexico Bonos:
Series M, 5.50%, 3/4/2027	MXN	37,800,000	1,842,478
Series M, 5.75%, 3/5/2026	MXN	48,065,000	2,400,615
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	1,458,482
Series M, 7.50%, 5/26/2033	MXN	14,432,000	728,578
Series M, 7.75%, 5/29/2031	MXN	39,529,000	2,053,292
Series M, 7.75%, 11/23/2034	MXN	11,965,000	610,960
Series M, 7.75%, 11/13/2042	MXN	31,975,000	1,543,870
Series M, 8.00%, 9/5/2024	MXN	60,635,000	3,237,035
Series M, 8.00%, 11/7/2047	MXN	36,158,000	1,781,566
Series M, 8.00%, 7/31/2053	MXN	9,400,000	461,103
Series M 20, 8.50%, 5/31/2029	MXN	30,610,000	1,667,936
Security Description		Principal Amount	Value
Series M 30, 8.50%, 11/18/2038	MXN	27,514,000	$1,454,375
Series M 20, 10.00%, 12/5/2024	MXN	42,078,000	2,313,614
Series M 30, 10.00%, 11/20/2036	MXN	8,950,000	540,965
			22,094,869
NETHERLANDS — 3.4%
Netherlands Government Bonds:
0.01%, 1/15/2026 (a)	EUR	1,715,000	1,732,714
0.01%, 1/15/2027 (a)	EUR	1,667,900	1,646,320
0.01%, 1/15/2029	EUR	1,479,000	1,387,716
0.01%, 7/15/2030 (a)	EUR	1,969,000	1,777,478
0.01%, 7/15/2031 (a)	EUR	2,208,000	1,943,195
0.01%, 1/15/2038 (a)	EUR	1,345,000	974,670
0.01%, 1/15/2052 (a)	EUR	1,475,000	781,786
0.25%, 7/15/2025 (a)	EUR	2,834,000	2,915,812
0.25%, 7/15/2029 (a)	EUR	1,337,000	1,260,041
0.50%, 7/15/2026 (a)	EUR	2,215,000	2,249,353
0.50%, 7/15/2032 (a)	EUR	2,311,000	2,080,412
0.50%, 1/15/2040 (a)	EUR	1,822,000	1,386,569
0.75%, 7/15/2027 (a)	EUR	1,654,000	1,665,988
0.75%, 7/15/2028 (a)	EUR	2,062,000	2,043,511
2.00%, 7/15/2024 (a)	EUR	1,395,000	1,500,376
2.00%, 1/15/2054 (a)	EUR	946,000	895,958
2.50%, 1/15/2033 (a)	EUR	1,672,000	1,795,309
2.75%, 1/15/2047 (a)	EUR	2,583,000	2,848,411
3.75%, 1/15/2042 (a)	EUR	2,312,000	2,874,486
4.00%, 1/15/2037 (a)	EUR	2,210,000	2,739,843
5.50%, 1/15/2028 (a)	EUR	1,635,000	2,006,581
			38,506,529
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
Series 0528, 0.25%, 5/15/2028	NZD	750,000	383,547
Series 0524, 0.50%, 5/15/2024	NZD	1,477,000	880,067
Series 0526, 0.50%, 5/15/2026	NZD	1,025,000	569,043
Series 0531, 1.50%, 5/15/2031	NZD	1,550,000	789,375
Series 0541, 1.75%, 5/15/2041	NZD	1,111,000	466,589
Series 0532, 2.00%, 5/15/2032	NZD	1,417,000	739,354
Series 0425, 2.75%, 4/15/2025	NZD	1,515,000	913,697
Series 0437, 2.75%, 4/15/2037	NZD	801,000	418,884
Series 0551, 2.75%, 5/15/2051	NZD	780,000	361,549
Series 0429, 3.00%, 4/20/2029	NZD	2,643,000	1,544,413

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 0433, 3.50%, 4/14/2033	NZD	780,000	$459,993
Series 0427, 4.50%, 4/15/2027	NZD	1,560,000	981,897
Series 0534, COR, 4.25%, 5/15/2034	NZD	450,000	282,622
			8,791,030
NORWAY — 0.4%
Norway Government Bonds:
Series 483, 1.25%, 9/17/2031 (a)	NOK	4,425,000	368,353
Series 482, 1.38%, 8/19/2030 (a)	NOK	5,863,000	500,916
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	472,588
Series 477, 1.75%, 3/13/2025 (a)	NOK	6,810,000	632,967
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,655,000	424,773
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,715,000	418,489
Series 480, 2.00%, 4/26/2028 (a)	NOK	6,134,000	559,185
Series 484, 2.13%, 5/18/2032 (a)	NOK	7,150,000	636,742
Series 485, 3.50%, 10/6/2042 (a)	NOK	3,325,000	346,319
			4,360,332
PERU — 0.3%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	166,111
5.40%, 8/12/2034	PEN	1,725,000	384,599
5.94%, 2/12/2029	PEN	2,225,000	558,302
6.15%, 8/12/2032	PEN	2,065,000	501,507
6.35%, 8/12/2028	PEN	2,125,000	550,975
6.90%, 8/12/2037	PEN	3,950,000	983,047
8.20%, 8/12/2026	PEN	1,650,000	459,202
			3,603,743
POLAND — 1.1%
Republic of Poland Government Bonds:
Series 0724, 0.01%, 7/25/2024	PLN	2,075,000	446,541
Series 1026, 0.25%, 10/25/2026	PLN	3,950,000	751,206
Series 0425, 0.75%, 4/25/2025	PLN	3,475,000	725,725
Series 1030, 1.25%, 10/25/2030	PLN	5,424,000	903,486
Series 0432, 1.75%, 4/25/2032	PLN	4,450,000	731,432
Series 1024, 2.25%, 10/25/2024	PLN	5,000,000	1,095,623
Security Description		Principal Amount	Value
Series 0424, 2.50%, 4/25/2024	PLN	3,502,000	$783,324
Series 0726, 2.50%, 7/25/2026	PLN	6,105,000	1,270,018
Series 0727, 2.50%, 7/25/2027	PLN	3,075,000	620,846
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	874,130
Series 1029, 2.75%, 10/25/2029	PLN	6,550,000	1,259,507
Series 0725, 3.25%, 7/25/2025	PLN	5,090,000	1,111,835
Series 5Y, 3.75%, 5/25/2027	PLN	5,075,000	1,077,235
Series 0447, 4.00%, 4/25/2047	PLN	115,000	18,953
Series 0429, 5.75%, 4/25/2029	PLN	885,000	202,800
			11,872,661
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	849,000	733,084
0.48%, 10/18/2030 (a)	EUR	1,009,000	913,178
0.70%, 10/15/2027 (a)	EUR	429,000	426,635
0.90%, 10/12/2035 (a)	EUR	572,000	468,759
1.00%, 4/12/2052 (a)	EUR	453,000	260,009
1.65%, 7/16/2032 (a)	EUR	940,000	898,946
1.95%, 6/15/2029 (a)	EUR	1,671,400	1,725,915
2.13%, 10/17/2028 (a)	EUR	1,836,000	1,928,078
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	1,057,000	1,043,156
2.88%, 10/15/2025 (a)	EUR	1,532,000	1,668,915
2.88%, 7/21/2026 (a)	EUR	1,451,000	1,584,308
3.88%, 2/15/2030 (a)	EUR	1,125,000	1,294,330
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,584,118
4.10%, 2/15/2045 (a)	EUR	695,000	809,112
4.13%, 4/14/2027 (a)	EUR	1,358,000	1,552,028
COR, 1.15%, 4/11/2042 (a)	EUR	500,000	362,398
COR, 3.50%, 6/18/2038 (a)	EUR	100,000	108,947
			17,361,916
ROMANIA — 0.5%
Romania Government Bonds:
Series 7Y, 2.50%, 10/25/2027	RON	1,200,000	215,422
Series 7Y, 3.25%, 4/29/2024	RON	1,775,000	376,890

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 5Y, 3.25%, 6/24/2026	RON	1,625,000	$316,388
Series 5Y, 3.65%, 7/28/2025	RON	2,425,000	494,494
Series 15Y, 3.65%, 9/24/2031	RON	1,600,000	268,603
Series 4YR, 3.70%, 11/25/2024	RON	1,825,000	381,348
Series 8Y, 4.15%, 1/26/2028	RON	3,050,000	585,046
Series 10YR, 4.15%, 10/24/2030	RON	2,000,000	356,661
Series 5Y, 4.50%, 6/17/2024	RON	950,000	203,612
Series 15Y, 4.75%, 10/11/2034	RON	900,000	155,184
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	328,619
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	843,598
Series 10Y, 6.70%, 2/25/2032	RON	2,250,000	468,377
8.25%, 9/29/2032	RON	2,775,000	637,102
			5,631,344
SINGAPORE — 1.1%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	565,000	398,167
1.25%, 11/1/2026	SGD	630,000	445,745
1.63%, 7/1/2031	SGD	970,000	658,802
1.88%, 3/1/2050	SGD	750,000	487,665
1.88%, 10/1/2051	SGD	1,070,000	702,705
2.13%, 6/1/2026	SGD	1,300,000	951,374
2.25%, 8/1/2036	SGD	1,467,000	1,025,041
2.38%, 6/1/2025	SGD	1,158,000	857,306
2.38%, 7/1/2039	SGD	615,000	435,008
2.63%, 5/1/2028	SGD	715,000	529,978
2.63%, 8/1/2032	SGD	600,000	439,024
2.75%, 4/1/2042	SGD	560,000	421,507
2.75%, 3/1/2046	SGD	985,000	746,779
2.88%, 9/1/2027	SGD	880,000	659,919
2.88%, 7/1/2029	SGD	1,040,000	778,308
2.88%, 9/1/2030	SGD	1,000,000	747,245
3.00%, 9/1/2024	SGD	1,025,000	768,581
3.38%, 9/1/2033	SGD	690,000	538,175
3.50%, 3/1/2027	SGD	730,000	558,612
			12,149,941
SLOVAKIA — 0.5%
Slovakia Government Bonds:
Series 231, 0.63%, 5/22/2026	EUR	536,000	535,843
Series 234, 1.00%, 6/12/2028	EUR	709,000	685,670
Security Description		Principal Amount	Value
Series 237, 1.00%, 10/9/2030	EUR	375,000	$341,345
Series 239, 1.00%, 5/14/2032	EUR	150,000	129,956
Series 228, 1.38%, 1/21/2027	EUR	341,000	345,991
Series 229, 1.63%, 1/21/2031	EUR	964,000	914,431
Series 232, 1.88%, 3/9/2037	EUR	384,000	324,680
Series 233, 2.00%, 10/17/2047	EUR	380,000	293,085
Series 235, 2.25%, 6/12/2068	EUR	71,000	54,209
Series 223, 3.38%, 11/15/2024	EUR	495,000	538,884
Series 227, 3.63%, 1/16/2029	EUR	763,000	842,723
4.00%, 10/19/2032	EUR	825,000	920,059
Series 216, 4.35%, 10/14/2025	EUR	230,000	256,131
			6,183,007
SLOVENIA — 0.4%
Slovenia Government Bonds:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	291,415
Series RS81, 1.19%, 3/14/2029	EUR	270,000	262,892
Series RS79, 1.25%, 3/22/2027	EUR	362,000	368,163
Series RS74, 1.50%, 3/25/2035	EUR	433,000	376,064
Series RS78, 1.75%, 11/3/2040	EUR	285,000	233,903
Series RS75, 2.13%, 7/28/2025	EUR	666,000	717,802
Series RS77, 2.25%, 3/3/2032	EUR	564,000	562,857
Series RS76, 3.13%, 8/7/2045	EUR	498,000	498,287
Series RS66, 4.63%, 9/9/2024	EUR	210,000	235,584
Series RS70, 5.13%, 3/30/2026	EUR	375,000	434,993
COR, 1.18%, 2/13/2062	EUR	300,000	182,866
			4,164,826
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2406, 1.13%, 6/10/2024	KRW	1,391,000,000	1,041,476
Series 3006, 1.38%, 6/10/2030	KRW	1,610,000,000	1,087,298
Series 2503, 1.50%, 3/10/2025	KRW	2,715,000,000	2,014,186

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	$820,836
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	420,969
Series 4009, 1.50%, 9/10/2040	KRW	1,050,000,000	612,532
Series 5003, 1.50%, 3/10/2050	KRW	3,050,000,000	1,575,725
Series 7009, 1.63%, 9/10/2070	KRW	1,750,000,000	801,760
Series 2412, 1.88%, 12/10/2024	KRW	1,315,000,000	986,203
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	636,467
Series 5103, 1.88%, 3/10/2051	KRW	3,555,000,000	2,002,738
Series 3106, 2.00%, 6/10/2031	KRW	6,670,000,000	4,643,790
Series 4603, 2.00%, 3/10/2046	KRW	975,000,000	590,150
Series 4903, 2.00%, 3/10/2049	KRW	7,439,000,000	4,379,828
Series 2706, 2.13%, 6/10/2027	KRW	3,219,870,000	2,363,766
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	1,086,449
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	788,083
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	938,247
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	689,324
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	334,972
Series 2703, 2.38%, 3/10/2027	KRW	2,110,000,000	1,566,953
Series 5203, 2.50%, 3/10/2052	KRW	1,935,000,000	1,253,805
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	667,575
Series 4803, 2.63%, 3/10/2048	KRW	590,000,000	397,645
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	877,717
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,257,333
Series 4212, 3.00%, 12/10/2042	KRW	1,921,780,000	1,399,707
Series 2506, 3.13%, 6/10/2025	KRW	3,252,000,000	2,486,669
Series 5209, 3.13%, 9/10/2052	KRW	500,000,000	367,057
Series 4209, 3.25%, 9/10/2042	KRW	1,500,000,000	1,132,434
Series 3206, 3.38%, 6/10/2032	KRW	2,079,000,000	1,613,581
Security Description		Principal Amount	Value
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	$1,539,742
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,312,143
Series 2512, 4.25%, 12/10/2025	KRW	1,038,000,000	817,074
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,610,901
Series 2803, 5.50%, 3/10/2028	KRW	4,937,000,000	4,172,307
			51,287,442
SPAIN — 4.6%
Spain Government Bonds:
0.01%, 5/31/2024	EUR	683,000	717,058
0.01%, 1/31/2025	EUR	836,000	862,137
0.01%, 5/31/2025	EUR	1,097,000	1,119,677
0.01%, 1/31/2026	EUR	1,463,000	1,466,292
0.01%, 1/31/2027	EUR	1,202,000	1,169,184
0.01%, 1/31/2028	EUR	1,020,000	961,877
0.10%, 4/30/2031 (a)	EUR	1,920,000	1,640,355
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	651,000	682,762
0.50%, 4/30/2030 (a)	EUR	1,265,000	1,153,153
0.50%, 10/31/2031 (a)	EUR	1,358,000	1,182,296
0.60%, 10/31/2029 (a)	EUR	1,130,000	1,051,991
0.70%, 4/30/2032 (a)	EUR	1,691,000	1,476,106
0.80%, 7/30/2029	EUR	500,000	473,402
1.00%, 7/30/2042 (a)	EUR	747,000	512,236
1.00%, 10/31/2050 (a)	EUR	1,260,000	732,414
1.20%, 10/31/2040 (a)	EUR	635,000	469,054
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,095,199
1.30%, 10/31/2026 (a)	EUR	1,700,000	1,749,770
1.40%, 4/30/2028 (a)	EUR	1,326,000	1,335,279
1.40%, 7/30/2028 (a)	EUR	1,333,000	1,337,135
1.45%, 10/31/2027 (a)	EUR	1,533,000	1,559,986
1.45%, 4/30/2029 (a)	EUR	1,473,000	1,463,745
1.50%, 4/30/2027 (a)	EUR	1,554,000	1,597,210
1.60%, 4/30/2025 (a)	EUR	1,274,000	1,348,543
1.85%, 7/30/2035 (a)	EUR	850,000	775,581
1.90%, 10/31/2052 (a)	EUR	196,000	140,769
1.95%, 4/30/2026 (a)	EUR	1,326,000	1,401,724
1.95%, 7/30/2030 (a)	EUR	1,171,000	1,178,764
2.15%, 10/31/2025 (a)	EUR	1,201,000	1,283,393
2.35%, 7/30/2033 (a)	EUR	1,010,000	1,003,294
2.55%, 10/31/2032 (a)	EUR	750,000	767,169

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	992,000	$892,768
2.75%, 10/31/2024 (a)	EUR	933,000	1,010,836
2.90%, 10/31/2046 (a)	EUR	1,206,000	1,144,904
3.45%, 7/30/2066 (a)	EUR	849,000	842,598
4.20%, 1/31/2037 (a)	EUR	1,053,000	1,222,535
4.65%, 7/30/2025 (a)	EUR	1,228,000	1,386,956
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,302,211
4.90%, 7/30/2040 (a)	EUR	886,000	1,112,338
5.15%, 10/31/2028 (a)	EUR	1,016,000	1,222,789
5.15%, 10/31/2044 (a)	EUR	838,000	1,100,000
5.75%, 7/30/2032	EUR	1,219,000	1,593,304
5.90%, 7/30/2026 (a)	EUR	1,478,000	1,755,768
6.00%, 1/31/2029	EUR	1,310,000	1,649,005
COR, 3.15%, 4/30/2033 (a)	EUR	1,000,000	1,069,610
COR, 3.45%, 7/30/2043 (a)	EUR	650,000	673,422
			51,686,599
SWEDEN — 0.5%
Sweden Government Bonds:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	6,415,000	521,321
Series 1063, 0.50%, 11/24/2045 (a)	SEK	2,075,000	137,302
Series 1060, 0.75%, 5/12/2028 (a)	SEK	8,260,000	734,144
Series 1061, 0.75%, 11/12/2029 (a)	SEK	8,325,000	725,655
Series 1059, 1.00%, 11/12/2026 (a)	SEK	10,120,000	924,179
Series 1064, 1.38%, 6/23/2071 (a)	SEK	1,455,000	90,732
Series 1065, 1.75%, 11/11/2033 (a)	SEK	2,575,000	237,201
Series 1056, 2.25%, 6/1/2032 (a)	SEK	7,215,000	696,302
Series 1058, 2.50%, 5/12/2025 (a)	SEK	8,905,000	852,135
Series 1053, 3.50%, 3/30/2039 (a)	SEK	4,490,000	502,465
Sweden Government International Bonds Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	164,715
			5,586,151
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
0.01%, 6/22/2029	CHF	518,000	528,291
0.01%, 6/26/2034	CHF	300,000	288,293
Security Description		Principal Amount	Value
0.01%, 7/24/2039	CHF	375,000	$336,973
0.25%, 6/23/2035	CHF	499,000	488,983
0.50%, 5/27/2030	CHF	418,000	437,469
0.50%, 6/27/2032	CHF	320,000	329,538
0.50%, 6/28/2045	CHF	445,000	421,663
0.50%, 5/24/2055	CHF	130,000	116,662
0.50%, 5/30/2058	CHF	184,000	163,264
1.25%, 6/11/2024	CHF	320,000	350,562
1.25%, 5/28/2026	CHF	625,000	685,212
1.25%, 6/27/2037	CHF	340,000	372,673
1.50%, 7/24/2025	CHF	435,000	479,117
1.50%, 10/26/2038	CHF	310,000	354,063
1.50%, 4/30/2042	CHF	385,000	441,021
2.00%, 6/25/2064	CHF	554,000	791,300
2.25%, 6/22/2031	CHF	533,000	632,330
2.50%, 3/8/2036	CHF	495,000	623,660
3.25%, 6/27/2027	CHF	270,000	319,537
3.50%, 4/8/2033	CHF	300,000	398,868
4.00%, 4/8/2028	CHF	576,000	715,752
4.00%, 1/6/2049	CHF	275,000	489,386
			9,764,617
THAILAND — 2.0%
Thailand Government Bonds:
0.75%, 9/17/2024	THB	6,000,000	172,865
0.95%, 6/17/2025	THB	31,350,000	899,074
Series LB, 1.00%, 6/17/2027	THB	51,350,000	1,442,484
1.45%, 12/17/2024	THB	48,550,000	1,411,740
1.59%, 12/17/2035	THB	19,500,000	507,781
1.88%, 6/17/2049	THB	4,500,000	103,348
2.00%, 12/17/2031	THB	19,500,000	556,168
2.00%, 6/17/2042	THB	41,600,000	1,065,999
2.13%, 12/17/2026	THB	37,825,000	1,114,286
2.35%, 6/17/2026	THB	37,450,000	1,110,495
2.65%, 6/17/2028	THB	38,325,000	1,155,156
2.88%, 6/17/2046	THB	25,850,000	743,524
3.30%, 6/17/2038	THB	39,300,000	1,222,339
3.35%, 6/17/2033	THB	18,600,000	589,213
3.40%, 6/17/2036	THB	17,710,000	560,057
3.58%, 12/17/2027	THB	16,000,000	501,101
3.60%, 6/17/2067	THB	16,750,000	492,033
3.78%, 6/25/2032	THB	64,250,000	2,103,945
3.85%, 12/12/2025	THB	35,350,000	1,087,048
4.00%, 6/17/2066	THB	36,920,000	1,214,531
4.26%, 12/12/2037	THB	56,550,000	1,905,031
4.68%, 6/29/2044	THB	18,340,000	684,443
4.75%, 12/20/2024	THB	5,000,000	153,520
4.85%, 6/17/2061	THB	19,010,000	703,795
4.88%, 6/22/2029	THB	41,255,000	1,396,473
			22,896,449
UNITED KINGDOM — 5.0%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,613,000	1,816,694

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
0.13%, 1/31/2028	GBP	1,135,000	$1,198,428
0.25%, 7/31/2031	GBP	1,098,000	1,047,117
0.38%, 10/22/2026	GBP	1,357,000	1,498,274
0.38%, 10/22/2030	GBP	1,368,000	1,353,284
0.50%, 1/31/2029	GBP	945,000	982,616
0.50%, 10/22/2061	GBP	800,000	354,023
0.63%, 7/31/2035	GBP	557,000	482,711
0.63%, 10/22/2050	GBP	875,000	495,523
0.88%, 10/22/2029	GBP	1,481,000	1,562,382
0.88%, 7/31/2033	GBP	550,000	524,148
0.88%, 1/31/2046	GBP	1,275,000	863,692
1.00%, 1/31/2032	GBP	1,225,000	1,232,658
1.13%, 1/31/2039	GBP	325,000	273,803
1.13%, 10/22/2073	GBP	656,000	359,704
1.25%, 7/22/2027	GBP	920,000	1,039,137
1.25%, 10/22/2041	GBP	888,000	723,640
1.25%, 7/31/2051	GBP	1,679,000	1,155,606
1.50%, 7/22/2026	GBP	920,000	1,067,617
1.50%, 7/22/2047	GBP	1,169,000	906,817
1.50%, 7/31/2053	GBP	150,000	108,348
1.63%, 10/22/2028	GBP	1,236,000	1,393,739
1.63%, 10/22/2054	GBP	520,000	386,909
1.63%, 10/22/2071	GBP	906,000	627,285
1.75%, 9/7/2037	GBP	1,886,000	1,810,060
1.75%, 1/22/2049	GBP	653,000	530,172
1.75%, 7/22/2057	GBP	944,000	722,733
2.50%, 7/22/2065	GBP	563,000	522,960
3.25%, 1/22/2044	GBP	740,000	832,489
3.50%, 1/22/2045	GBP	896,000	1,043,747
3.50%, 7/22/2068	GBP	510,000	609,092
3.75%, 1/29/2038	GBP	500,000	613,955
3.75%, 7/22/2052	GBP	1,034,000	1,255,714
4.00%, 1/22/2060	GBP	795,000	1,037,622
4.13%, 1/29/2027	GBP	1,900,000	2,378,611
4.25%, 12/7/2027	GBP	970,000	1,241,859
4.25%, 6/7/2032	GBP	1,095,000	1,443,875
4.25%, 3/7/2036	GBP	715,000	937,521
4.25%, 9/7/2039	GBP	597,000	775,403
4.25%, 12/7/2040	GBP	842,000	1,096,564
4.25%, 12/7/2046	GBP	638,000	831,800
4.25%, 12/7/2049	GBP	715,000	938,141
4.25%, 12/7/2055	GBP	789,000	1,053,128
4.50%, 9/7/2034	GBP	2,099,000	2,821,879
4.50%, 12/7/2042	GBP	931,000	1,254,144
4.75%, 12/7/2030	GBP	1,377,000	1,859,956
4.75%, 12/7/2038	GBP	784,000	1,078,850
6.00%, 12/7/2028	GBP	445,000	622,421
COR, 3.50%, 10/22/2025	GBP	800,000	979,610
United Kingdom Treasury Bond:
0.25%, 1/31/2025	GBP	1,300,000	1,503,484
0.63%, 6/7/2025	GBP	749,000	871,665
1.00%, 4/22/2024	GBP	500,000	598,993
Security Description		Principal Amount	Value
Series REGS, 2.00%, 9/7/2025	GBP	1,325,000	$1,576,916
2.75%, 9/7/2024	GBP	800,000	972,725
5.00%, 3/7/2025	GBP	978,000	1,236,052
			56,506,296
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,267,637,132)			1,114,557,203
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d) (Cost $160,889)	160,889	160,889
TOTAL INVESTMENTS — 99.1% (Cost $1,267,798,021)		1,114,718,092
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		10,526,046
NET ASSETS — 100.0%		$1,125,244,138
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,114,557,203	$—	$1,114,557,203
Short-Term Investment	160,889	—	—	160,889
TOTAL INVESTMENTS	$160,889	$1,114,557,203	$—	$1,114,718,092

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,474	$311,474	$16,233,895	$16,384,480	$—	$—	160,889	$160,889	$7,288
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 77.1%
AUTO MANUFACTURERS — 5.4%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.42%, 5.43%, 9/8/2023 (a)	$3,393,000	$3,382,923
SOFR + 0.92%, 5.48%, 1/12/2026 (a)	9,470,000	9,401,153
Series MTN, 3 Month USD LIBOR + 0.37%, 5.23%, 5/10/2023 (a)	4,686,000	4,684,829
BMW U.S. Capital LLC:
SOFR + 0.38%, 5.10%, 8/12/2024 (a) (b) (c)	9,468,000	9,371,805
SOFR + 0.53%, 5.38%, 4/1/2024 (a) (b)	8,948,000	8,922,409
SOFR + 0.84%, 5.69%, 4/1/2025 (a) (b)	5,085,000	5,051,744
Daimler Truck Finance North America LLC:
SOFR + 0.50%, 5.30%, 6/14/2023 (a) (b)	5,170,000	5,159,453
SOFR + 0.60%, 5.42%, 12/14/2023 (a) (b)	4,810,000	4,790,327
SOFR + 0.75%, 5.57%, 12/13/2024 (a) (b)	5,385,000	5,307,995
SOFR + 1.00%, 5.53%, 4/5/2024 (a) (b)	6,312,000	6,286,437
General Motors Financial Co., Inc.:
SOFR + 0.62%, 5.20%, 10/15/2024 (a) (c)	5,405,000	5,279,982
SOFR + 0.76%, 5.56%, 3/8/2024 (a)	4,896,000	4,840,479
SOFR + 1.04%, 5.80%, 2/26/2027 (a)	3,612,000	3,522,097
SOFR + 1.20%, 5.94%, 11/17/2023 (a)	8,514,000	8,486,244
SOFR + 1.30%, 5.84%, 4/7/2025 (a)	4,974,000	4,938,635
Mercedes-Benz Finance North America LLC:
3 Month USD LIBOR + 0.84%, 5.65%, 5/4/2023 (a) (b)	3,876,000	3,872,783
SOFR + 0.93%, 5.78%, 3/30/2025 (b)	5,000,000	5,004,700
Nissan Motor Acceptance Co. LLC 3 Month USD LIBOR + 0.64%, 5.65%, 3/8/2024 (a) (b)	3,650,000	3,605,543
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
SOFR + 0.26%, 5.09%, 6/18/2024 (a)	$4,922,000	$4,884,248
SOFR + 0.32%, 4.85%, 4/6/2023 (a)	8,977,000	8,975,654
SOFR + 0.32%, 4.89%, 1/13/2025 (a)	3,829,000	3,773,939
SOFR + 0.33%, 4.88%, 1/11/2024 (a)	8,197,000	8,171,835
SOFR + 0.56%, 5.11%, 1/10/2025 (a)	4,165,000	4,131,347
SOFR + 0.62%, 5.46%, 3/22/2024 (a)	5,376,000	5,356,646
Series B, SOFR + 0.29%, 5.10%, 9/13/2024 (a) (c)	6,983,000	6,922,946
Volkswagen Group of America Finance LLC SOFR + 0.95%, 5.74%, 6/7/2024 (a) (b)	6,440,000	6,420,229
		150,546,382
BANKS — 47.4%
ASB Bank Ltd. 3 Month USD LIBOR + 0.97%, 6.11%, 6/14/2023 (a) (b)	5,845,000	5,842,311
Banco Santander SA:
3 Month USD LIBOR + 1.12%, 5.93%, 4/12/2023 (a)	5,110,000	5,110,102
SOFR + 1.24%, 5.98%, 5/24/2024 (a)	9,050,000	9,037,692
Bank of America Corp.:
3 Month USD LIBOR + 0.77%, 5.58%, 2/5/2026 (a)	1,033,000	1,027,866
SOFR + 0.69%, 5.33%, 4/22/2025 (a)	14,022,000	13,871,404
SOFR + 0.97%, 5.61%, 7/22/2027 (a)	8,920,000	8,769,074
SOFR + 1.05%, 5.76%, 2/4/2028 (a)	6,518,000	6,364,175
SOFR + 1.33%, 6.18%, 4/2/2026 (a) (c)	9,475,000	9,472,915
SOFR + 1.10%, 5.75%, 4/25/2025 (a)	6,555,000	6,536,777
Series 2025, SOFR + 0.66%, 5.37%, 2/4/2025 (a)	13,128,000	12,991,075
Series GMTN, 3 Month USD LIBOR + 0.96%, 5.78%, 7/23/2024 (a)	2,889,000	2,891,716
Series MTN, SOFR + 0.73%, 5.38%, 10/24/2024 (a)	13,036,000	12,936,535
Bank of Montreal:
SOFR + 0.27%, 4.85%, 4/14/2023 (a)	4,725,000	4,723,110

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.27%, 5.08%, 9/15/2023 (a)	$7,358,000	$7,342,548
SOFR + 0.32%, 4.86%, 7/9/2024 (a)	6,712,000	6,637,228
SOFR + 0.35%, 5.15%, 12/8/2023 (a)	6,860,000	6,810,334
SOFR + 0.47%, 5.01%, 1/10/2025 (a)	5,189,000	5,127,147
SOFR + 0.62%, 5.44%, 9/15/2026 (a)	5,315,000	5,174,525
SOFR + 0.71%, 5.51%, 3/8/2024 (a)	4,806,000	4,786,151
SOFR + 0.71%, 5.52%, 12/12/2024 (a)	4,000,000	3,975,440
SOFR + 1.06%, 5.85%, 6/7/2025 (a)	5,411,000	5,390,709
Bank of New York Mellon Corp.:
SOFR + 0.26%, 4.91%, 4/26/2024 (a)	5,187,000	5,142,029
SOFR + 0.62%, 5.26%, 4/25/2025 (a)	4,504,000	4,480,039
Series J, SOFR + 0.20%, 4.84%, 10/25/2024 (a)	6,138,000	6,066,799
Bank of New Zealand SOFR + 0.81%, 5.47%, 1/27/2027 (a) (b)	5,125,000	5,072,879
Bank of Nova Scotia:
SOFR + 0.26%, 5.08%, 9/15/2023 (a)	7,070,000	7,052,537
SOFR + 0.38%, 5.04%, 7/31/2024 (a)	6,829,000	6,772,183
SOFR + 0.55%, 5.33%, 3/2/2026 (a)	3,670,000	3,592,306
SOFR + 0.55%, 5.37%, 9/15/2023 (a)	19,514,000	19,488,437
SOFR + 0.61%, 5.43%, 9/15/2026 (a)	3,539,000	3,449,216
SOFR + 0.90%, 5.45%, 4/11/2025 (a)	6,315,000	6,274,395
SOFR + 0.96%, 5.77%, 3/11/2024 (a)	3,750,000	3,742,538
SOFR + 0.45%, 5.03%, 4/15/2024 (a)	7,668,000	7,619,998
SOFR + 0.46%, 5.00%, 1/10/2025 (a)	6,214,000	6,133,591
Banque Federative du Credit Mutuel SA SOFR + 0.41%, 5.11%, 2/4/2025 (a) (b)	13,638,000	13,428,248
Barclays PLC 3 Month USD LIBOR + 1.38%, 6.25%, 5/16/2024 (a)	10,641,000	10,611,737
BPCE SA SOFR + 0.57%, 5.15%, 1/14/2025 (a) (b)	11,228,000	11,065,531
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 5.18%, 6/22/2023 (a)	$7,028,000	$7,016,966
SOFR + 0.40%, 5.21%, 12/14/2023 (a)	10,668,000	10,613,807
SOFR + 0.42%, 5.01%, 10/18/2024 (a)	10,593,000	10,456,244
SOFR + 0.94%, 5.48%, 4/7/2025 (a)	8,272,000	8,176,376
Series BKNT, 3 Month USD LIBOR + 0.66%, 5.81%, 9/13/2023 (a)	760,000	759,742
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 5.99%, 6/1/2024 (a)	2,041,000	2,042,367
3 Month USD LIBOR + 1.10%, 5.98%, 5/17/2024 (a)	8,372,000	8,288,113
3 Month USD LIBOR + 1.25%, 6.43%, 7/1/2026 (a)	500,000	499,135
SOFR + 0.67%, 5.34%, 5/1/2025 (a)	11,205,000	11,077,711
SOFR + 0.69%, 5.33%, 1/25/2026 (a)	11,598,000	11,383,901
SOFR + 0.77%, 5.58%, 6/9/2027 (a)	11,368,000	11,129,499
SOFR + 1.28%, 6.05%, 2/24/2028 (a)	8,989,000	8,865,401
SOFR + 1.37%, 6.13%, 5/24/2025 (a)	13,035,000	13,041,126
SOFR + 1.53%, 6.36%, 3/17/2026 (a)	14,045,000	14,098,792
Commonwealth Bank of Australia:
SOFR + 0.40%, 4.94%, 7/7/2025 (a) (b)	21,679,000	21,379,396
SOFR + 0.52%, 5.35%, 6/15/2026 (a) (b)	6,397,000	6,279,167
SOFR + 0.63%, 5.46%, 1/10/2025 (a) (b)	250,000	248,335
SOFR + 0.74%, 5.56%, 3/14/2025 (a) (b)	14,827,000	14,795,270
SOFR + 0.75%, 5.57%, 3/13/2026	8,000,000	7,961,920
SOFR + 0.97%, 5.79%, 3/14/2027 (a) (b)	4,345,000	4,296,206
Cooperatieve Rabobank UA SOFR + 0.30%, 4.87%, 1/12/2024 (a)	11,325,000	11,265,317
Credit Agricole SA 3 Month USD LIBOR + 1.02%, 5.84%, 4/24/2023 (a) (b)	5,876,000	5,875,589

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse AG:
SOFR + 0.39%, 5.07%, 2/2/2024 (a)	$12,318,000	$11,814,933
SOFR + 0.38%, 5.09%, 8/9/2023 (a)	8,412,000	8,174,866
Credit Suisse Group AG 3 Month USD LIBOR + 1.24%, 6.39%, 6/12/2024 (a) (b)	2,255,000	2,192,469
DBS Group Holdings Ltd. SOFR + 0.30%, 5.04%, 11/22/2024 (a) (b)	3,990,000	3,968,973
Deutsche Bank AG:
SOFR + 1.22%, 5.95%, 11/16/2027 (a)	4,500,000	3,910,950
Series E, SOFR + 0.50%, 5.21%, 11/8/2023 (a)	8,950,000	8,830,696
DNB Bank ASA SOFR + 0.83%, 5.68%, 3/28/2025 (a) (b)	7,500,000	7,449,000
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 5.18%, 5/21/2024 (a) (b)	6,424,000	6,369,203
Goldman Sachs Group, Inc.:
SOFR + 0.49%, 5.11%, 10/21/2024 (a)	10,385,000	10,265,884
SOFR + 0.50%, 5.30%, 9/10/2024 (a)	9,137,000	9,055,315
SOFR + 0.70%, 5.32%, 1/24/2025 (a)	26,518,000	26,190,503
SOFR + 0.81%, 5.61%, 3/9/2027 (a)	10,660,000	10,337,322
SOFR + 0.82%, 5.62%, 9/10/2027 (a)	630,000	607,452
SOFR + 0.92%, 5.54%, 10/21/2027 (a)	13,965,000	13,513,930
SOFR + 1.12%, 5.88%, 2/24/2028 (a)	3,770,000	3,675,335
SOFR + 1.39%, 6.21%, 3/15/2024 (a)	6,725,000	6,737,576
SOFR + 1.85%, 6.67%, 3/15/2028 (a)	7,000,000	7,003,850
3 Month USD LIBOR + 1.17%, 6.03%, 5/15/2026 (a)	1,000,000	990,890
SOFR + 0.79%, 5.59%, 12/9/2026 (a)	2,649,000	2,574,431
Series MTN, 3 Month USD LIBOR + 1.60%, 6.55%, 11/29/2023 (a)	11,283,000	11,312,336
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 5.92%, 5/18/2024 (a)	20,884,000	20,772,062
3 Month USD LIBOR + 1.23%, 6.38%, 3/11/2025 (a)	4,806,000	4,777,693
Security Description	Principal Amount	Value
SOFR + 1.43%, 6.22%, 3/10/2026 (a)	$15,725,000	$15,593,224
SOFR + 0.58%, 5.32%, 11/22/2024 (a)	12,239,000	11,978,554
Huntington National Bank SOFR + 1.19%, 5.92%, 5/16/2025 (a)	3,750,000	3,639,075
ING Groep NV:
3 Month USD LIBOR + 1.00%, 6.18%, 10/2/2023 (a)	4,000,000	3,992,800
SOFR + 1.01%, 5.86%, 4/1/2027 (a)	4,895,000	4,760,387
SOFR + 1.64%, 6.49%, 3/28/2026 (a)	8,595,000	8,612,362
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 5.55%, 4/23/2024 (a)	3,854,000	3,845,907
3 Month USD LIBOR + 0.89%, 5.71%, 7/23/2024 (a)	6,507,000	6,505,634
SOFR + 0.54%, 5.31%, 6/1/2025 (a)	10,704,000	10,578,977
SOFR + 0.60%, 5.40%, 12/10/2025 (a)	7,054,000	6,934,576
SOFR + 0.77%, 5.60%, 9/22/2027 (a)	5,262,000	5,134,081
SOFR + 0.89%, 5.51%, 4/22/2027 (a)	208,000	204,183
SOFR + 0.92%, 5.68%, 2/24/2026 (a)	14,435,000	14,326,016
SOFR + 0.97%, 5.78%, 6/14/2025 (a)	9,820,000	9,780,131
SOFR + 1.18%, 5.94%, 2/24/2028 (a) (c)	7,850,000	7,743,554
SOFR + 1.32%, 5.97%, 4/26/2026 (a)	9,305,000	9,293,648
SOFR + 0.58%, 5.42%, 6/23/2025 (a)	9,416,000	9,288,413
Series GMTN, 3 Month USD LIBOR + 0.85%, 5.66%, 1/10/2025 (a)	2,228,000	2,227,309
KeyBank NA SOFR + 0.32%, 5.13%, 6/14/2024 (a)	4,900,000	4,787,055
Macquarie Bank Ltd.:
SOFR + 0.30%, 4.83%, 4/6/2023 (a) (b)	3,375,000	3,374,899
SOFR + 1.31%, 6.15%, 3/21/2025 (a) (b)	6,880,000	6,831,702
Macquarie Group Ltd.:
SOFR + 0.71%, 5.29%, 10/14/2025 (a) (b)	17,848,000	17,488,363
SOFR + 0.92%, 5.77%, 9/23/2027 (a) (b)	7,000,000	6,747,650

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.86%, 5.68%, 7/26/2023 (a)	$17,768,000	$17,763,736
SOFR + 0.94%, 5.68%, 2/20/2026 (a)	7,800,000	7,699,692
SOFR + 1.39%, 6.19%, 9/12/2025 (a)	6,630,000	6,653,404
SOFR + 1.65%, 6.24%, 7/18/2025 (a)	5,000,000	5,013,750
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 5.62%, 9/8/2024 (a)	2,770,000	2,735,929
3 Month USD LIBOR + 0.63%, 5.59%, 5/25/2024 (a)	11,381,000	11,362,904
3 Month USD LIBOR + 1.00%, 6.15%, 9/11/2024 (a)	3,511,000	3,482,140
SOFR + 0.96%, 5.70%, 5/22/2026 (a)	18,736,000	18,415,052
3 Month USD LIBOR + 0.99%, 5.80%, 7/10/2024 (a) (c)	2,850,000	2,839,712
Morgan Stanley:
SOFR + 0.63%, 5.27%, 1/24/2025 (a)	20,357,000	20,061,009
SOFR + 0.95%, 5.70%, 2/18/2026 (a)	13,286,000	13,141,050
SOFR + 1.17%, 5.77%, 4/17/2025 (a)	9,230,000	9,206,925
Series GMTN, 3 Month USD LIBOR + 1.22%, 6.06%, 5/8/2024 (a)	11,437,000	11,436,085
National Australia Bank Ltd.:
3 Month USD LIBOR + 0.60%, 5.41%, 4/12/2023 (a) (b)	2,355,000	2,354,906
SOFR + 0.38%, 4.95%, 1/12/2025 (a) (b)	15,430,000	15,279,866
SOFR + 0.65%, 5.22%, 1/12/2027 (a) (b)	7,230,000	7,112,223
National Bank of Canada SOFR + 0.49%, 5.19%, 8/6/2024 (a)	3,658,000	3,623,432
NatWest Group PLC 3 Month USD LIBOR + 1.55%, 6.68%, 6/25/2024 (a)	6,853,000	6,835,730
NatWest Markets PLC:
SOFR + 0.53%, 5.25%, 8/12/2024 (a) (b)	5,475,000	5,389,754
SOFR + 0.76%, 5.61%, 9/29/2026 (a) (b)	4,680,000	4,521,910
SOFR + 1.45%, 6.29%, 3/22/2025 (a) (b)	6,150,000	6,108,303
Security Description	Principal Amount	Value
Nordea Bank Abp SOFR + 0.96%, 5.75%, 6/6/2025 (a) (b)	$3,455,000	$3,440,385
Royal Bank of Canada:
SOFR + 0.30%, 4.91%, 1/19/2024 (a)	8,889,000	8,840,733
SOFR + 0.34%, 4.88%, 10/7/2024 (a)	6,717,000	6,664,272
SOFR + 0.36%, 5.02%, 7/29/2024 (a)	8,321,000	8,242,616
SOFR + 0.44%, 5.06%, 1/21/2025 (a)	5,520,000	5,455,250
SOFR + 0.45%, 5.10%, 10/26/2023 (a)	12,677,000	12,634,025
SOFR + 0.57%, 5.22%, 4/27/2026 (a)	3,820,000	3,741,919
SOFR + 0.59%, 5.27%, 11/2/2026 (a)	4,618,000	4,499,687
SOFR + 0.71%, 5.33%, 1/21/2027 (a)	3,993,000	3,901,960
SOFR + 0.84%, 5.42%, 4/14/2025 (a)	500,000	495,765
SOFR + 1.08%, 5.65%, 1/12/2026 (a)	3,500,000	3,481,030
Series GMTN, SOFR + 0.53%, 5.14%, 1/20/2026 (a)	6,195,000	6,081,631
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 5.28%, 9/1/2023 (a) (b)	2,186,000	2,180,032
SOFR + 0.96%, 5.76%, 6/9/2025 (a) (b)	7,280,000	7,228,530
Societe Generale SA SOFR + 1.05%, 5.67%, 1/21/2026 (a) (b)	9,190,000	8,966,775
Standard Chartered PLC:
SOFR + 0.93%, 5.68%, 11/23/2025 (a) (b)	6,245,000	6,115,853
SOFR + 1.74%, 6.59%, 3/30/2026 (a) (b)	6,300,000	6,296,724
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.80%, 5.59%, 10/16/2023 (a)	3,063,000	3,051,361
3 Month USD LIBOR + 0.86%, 5.66%, 7/19/2023 (a) (c)	4,194,000	4,191,064
SOFR + 0.88%, 5.43%, 1/14/2027 (a)	14,130,000	13,811,368
SOFR + 1.43%, 5.97%, 1/13/2026 (a)	4,750,000	4,748,290
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.44%, 5.26%, 9/16/2024 (a) (b)	9,175,000	9,083,066

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.12%, 5.91%, 3/9/2026	$7,000,000	$6,963,320
Svenska Handelsbanken AB SOFR + 0.91%, 5.71%, 6/10/2025 (a) (b)	4,685,000	4,644,147
Swedbank AB SOFR + 0.91%, 5.76%, 4/4/2025 (a) (b)	5,025,000	5,011,985
Toronto-Dominion Bank:
SOFR + 0.22%, 5.00%, 6/2/2023 (a)	5,450,000	5,445,967
SOFR + 0.36%, 5.14%, 3/4/2024 (a)	13,525,000	13,443,309
SOFR + 0.41%, 4.95%, 1/10/2025 (a)	5,750,000	5,680,310
SOFR + 0.45%, 5.30%, 9/28/2023 (a)	5,727,000	5,715,546
SOFR + 0.59%, 5.39%, 9/10/2026 (a)	5,087,000	4,965,217
SOFR + 0.91%, 5.71%, 3/8/2024 (a)	5,977,000	5,958,770
SOFR + 1.02%, 5.81%, 6/6/2025 (a)	6,568,000	6,554,404
Series GMTN, 3 Month USD LIBOR + 0.64%, 5.44%, 7/19/2023 (a)	1,351,000	1,350,108
Series MTN, SOFR + 0.35%, 5.15%, 9/10/2024 (a)	12,122,000	12,013,751
Truist Bank SOFR + 0.20%, 4.78%, 1/17/2024 (a)	14,252,000	14,061,451
Truist Financial Corp. SOFR + 0.40%, 5.20%, 6/9/2025 (a)	13,408,000	12,818,584
UBS AG:
SOFR + 0.32%, 5.10%, 6/1/2023 (a) (b)	11,718,000	11,681,205
SOFR + 0.36%, 5.07%, 2/9/2024 (a) (b)	12,080,000	12,035,666
SOFR + 0.45%, 5.16%, 8/9/2024 (a) (b)	12,471,000	12,392,932
UBS Group AG SOFR + 1.58%, 6.30%, 5/12/2026 (a) (b)	6,915,000	6,887,409
United Overseas Bank Ltd. SOFR + 0.70%, 5.22%, 4/7/2025 (a) (b)	4,050,000	4,048,299
Wells Fargo & Co. SOFR + 1.32%, 5.96%, 4/25/2026 (a)	8,502,000	8,493,413
Westpac Banking Corp.:
3 Month USD LIBOR + 0.72%, 5.58%, 5/15/2023 (a)	4,239,000	4,239,339
3 Month USD LIBOR + 0.77%, 5.73%, 2/26/2024 (a)	2,850,000	2,849,402
Security Description	Principal Amount	Value
SOFR + 0.30%, 5.04%, 11/18/2024 (a)	$12,170,000	$12,065,460
SOFR + 0.52%, 5.31%, 6/3/2026 (a)	7,315,000	7,192,913
SOFR + 1.00%, 5.77%, 8/26/2025 (a)	9,640,000	9,615,225
		1,318,873,826
BEVERAGES — 0.2%
PepsiCo, Inc. SOFR + 0.40%, 5.13%, 2/13/2026 (a)	4,500,000	4,501,620
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 5.97%, 11/15/2023 (a)	3,392,000	3,404,109
DIVERSIFIED FINANCIAL SERVICES — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 5.53%, 9/29/2023 (a)	6,244,000	6,205,412
American Express Co.:
3 Month USD LIBOR + 0.75%, 5.55%, 8/3/2023 (a)	5,145,000	5,142,170
SOFR + 0.23%, 4.92%, 11/3/2023 (a)	7,234,000	7,197,613
SOFR + 0.65%, 5.35%, 11/4/2026 (a)	6,219,000	6,087,966
SOFR + 0.72%, 5.41%, 5/3/2024 (a)	8,081,000	8,036,554
SOFR + 0.76%, 5.53%, 2/13/2026 (a)	4,750,000	4,700,268
SOFR + 0.93%, 5.72%, 3/4/2025 (a) (c)	6,285,000	6,250,181
BOC Aviation Ltd. 3 Month USD LIBOR + 1.13%, 6.26%, 9/26/2023 (a) (b)	2,000,000	1,999,260
Capital One Financial Corp.:
SOFR + 0.69%, 5.49%, 12/6/2024 (a)	10,978,000	10,713,650
SOFR + 1.35%, 6.07%, 5/9/2025 (a)	4,394,000	4,358,101
Charles Schwab Corp.:
SOFR + 0.50%, 5.33%, 3/18/2024 (a)	15,287,000	15,086,893
SOFR + 0.52%, 5.24%, 5/13/2026 (a)	6,251,000	5,992,396
SOFR + 1.05%, 5.83%, 3/3/2027 (a)	6,129,000	5,849,824
		87,620,288

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 4.0%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 5.29%, 11/1/2023 (a)	$6,356,000	$6,322,949
CenterPoint Energy, Inc. SOFR + 0.65%, 5.37%, 5/13/2024 (a)	9,288,000	9,199,485
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 5.40%, 9/15/2023 (a)	12,079,000	12,043,971
Duke Energy Corp. SOFR + 0.25%, 5.05%, 6/10/2023 (a)	6,157,000	6,145,979
Eversource Energy Series T, SOFR + 0.25%, 4.98%, 8/15/2023 (a)	4,275,000	4,256,361
Florida Power & Light Co.:
SOFR + 0.25%, 4.97%, 5/10/2023 (a)	12,498,000	12,499,125
SOFR + 0.38%, 4.95%, 1/12/2024 (a)	10,750,000	10,674,320
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.40%, 5.10%, 8/7/2023 (a)	5,745,000	5,724,261
Series D, SOFR + 0.33%, 4.92%, 10/18/2024 (a)	3,935,000	3,912,295
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.40%, 5.09%, 11/3/2023 (a)	16,283,000	16,207,121
SOFR + 1.02%, 5.85%, 3/21/2024 (a) (c)	5,933,000	5,921,134
Southern California Edison Co.:
SOFR + 0.64%, 5.14%, 4/3/2023 (a) (c)	3,514,000	3,514,000
SOFR + 0.83%, 5.68%, 4/1/2024 (a)	6,390,000	6,337,027
Southern Co. Series 2021, SOFR + 0.37%, 5.09%, 5/10/2023 (a)	7,311,000	7,294,550
		110,052,578
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. SOFR + 1.78%, 6.60%, 3/15/2024 (a) (b)	6,373,000	6,387,467
FOOD — 0.2%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 5.84%, 10/17/2023 (a)	4,868,000	4,876,130
Security Description	Principal Amount	Value
GAS — 0.3%
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 5.49%, 9/14/2023 (a)	$3,369,000	$3,343,564
Spire Missouri, Inc. SOFR + 0.50%, 5.28%, 12/2/2024 (a)	4,085,000	4,033,202
		7,376,766
HEALTH CARE PRODUCTS — 0.6%
Baxter International, Inc.:
SOFR + 0.26%, 5.04%, 12/1/2023 (a)	3,500,000	3,464,720
SOFR + 0.44%, 5.21%, 11/29/2024 (a)	251,000	246,667
Thermo Fisher Scientific, Inc.:
SOFR + 0.39%, 4.98%, 10/18/2023 (a)	6,033,000	6,015,263
SOFR + 0.53%, 5.12%, 10/18/2024 (a)	6,744,000	6,718,373
		16,445,023
HEALTH CARE SERVICES — 0.8%
Roche Holdings, Inc.:
SOFR + 0.24%, 5.03%, 3/5/2024 (a) (b)	4,640,000	4,616,011
SOFR + 0.33%, 5.14%, 9/11/2023 (a) (b)	9,150,000	9,133,896
SOFR + 0.56%, 5.36%, 3/10/2025 (a) (b)	9,330,000	9,289,508
		23,039,415
INSURANCE — 6.4%
Athene Global Funding:
SOFR + 0.56%, 5.30%, 8/19/2024 (a) (b)	4,330,000	4,261,196
SOFR + 0.70%, 5.46%, 5/24/2024 (a) (b)	21,911,000	21,663,844
SOFR + 0.72%, 5.25%, 1/7/2025 (a) (b)	3,595,000	3,493,513
Brighthouse Financial Global Funding SOFR + 0.76%, 5.33%, 4/12/2024 (a) (b)	3,894,000	3,843,806
Corebridge Global Funding SOFR + 0.38%, 5.20%, 12/15/2023 (a) (b)	3,715,000	3,713,403
Equitable Financial Life Global Funding SOFR + 0.39%, 4.93%, 4/6/2023 (a) (b)	7,675,000	7,670,625
GA Global Funding Trust:
SOFR + 0.50%, 5.31%, 9/13/2024 (a) (b) (c)	6,150,000	6,022,080

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.36%, 5.91%, 4/11/2025 (a) (b)	$3,630,000	$3,531,192
Jackson National Life Global Funding SOFR + 1.15%, 6.00%, 6/28/2024 (a) (b)	5,570,000	5,523,881
MassMutual Global Funding II:
SOFR + 0.22%, 5.00%, 6/2/2023 (a) (b)	4,014,000	4,009,986
SOFR + 0.27%, 4.89%, 10/21/2024 (a) (b)	4,000,000	3,982,600
SOFR + 0.36%, 4.93%, 4/12/2024 (a) (b)	14,439,000	14,362,762
Metropolitan Life Global Funding I:
SOFR + 0.30%, 5.15%, 9/27/2024 (a) (b)	5,125,000	5,076,056
SOFR + 0.32%, 4.86%, 1/7/2024 (a) (b)	7,848,000	7,807,975
SOFR + 0.91%, 5.74%, 3/21/2025 (a) (b)	4,655,000	4,645,876
New York Life Global Funding:
SOFR + 0.19%, 5.04%, 6/30/2023 (a) (b)	2,600,000	2,597,582
SOFR + 0.31%, 4.96%, 4/26/2024 (a) (b)	5,309,000	5,305,921
SOFR + 0.33%, 4.91%, 1/14/2025 (a) (b)	4,965,000	4,885,808
SOFR + 0.36%, 4.98%, 10/21/2023 (a) (b)	3,600,000	3,599,388
SOFR + 0.43%, 5.22%, 6/6/2024 (a) (b)	5,625,000	5,598,281
SOFR + 0.48%, 5.28%, 6/9/2026 (a) (b)	10,470,000	10,175,688
SOFR + 0.61%, 5.23%, 4/21/2025 (a) (b)	780,000	779,080
SOFR + 0.93%, 5.78%, 4/2/2026	5,000,000	5,000,000
Northwestern Mutual Global Funding SOFR + 0.33%, 5.18%, 3/25/2024 (a) (b)	4,402,000	4,355,999
Pacific Life Global Funding II:
SOFR + 0.40%, 5.05%, 1/27/2025 (a) (b)	2,820,000	2,776,826
SOFR + 0.62%, 5.41%, 6/4/2026 (a) (b)	8,135,000	7,864,593
SOFR + 0.80%, 5.59%, 12/6/2024 (a) (b)	4,500,000	4,468,275
SOFR + 0.80%, 5.65%, 3/30/2025 (a) (b)	3,500,000	3,466,155
Principal Life Global Funding II:
SOFR + 0.38%, 5.14%, 8/23/2024 (a) (b)	3,562,000	3,535,463
SOFR + 0.45%, 5.02%, 4/12/2024 (a) (b)	4,209,000	4,179,874
Security Description	Principal Amount	Value
Protective Life Global Funding SOFR + 0.98%, 5.83%, 3/28/2025 (a) (b)	$8,769,000	$8,706,477
		176,904,205
INTERNET — 0.1%
Tencent Holdings Ltd.:
3 Month USD LIBOR + 0.91%, 5.69%, 4/11/2024 (a) (b)	1,500,000	1,500,855
3 Month USD LIBOR + 0.91%, 5.69%, 4/11/2024 (a)	2,175,000	2,176,240
		3,677,095
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
SOFR + 0.17%, 4.71%, 1/10/2024 (a)	4,189,000	4,175,553
SOFR + 0.25%, 4.98%, 5/17/2024 (a)	10,064,000	10,011,969
SOFR + 0.27%, 5.08%, 9/13/2024 (a)	9,180,000	9,141,536
SOFR + 0.45%, 5.17%, 11/13/2023 (a)	3,835,000	3,830,437
		27,159,495
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
SOFR + 0.12%, 4.65%, 7/10/2023 (a)	9,263,000	9,241,602
SOFR + 0.56%, 5.34%, 3/7/2025 (a) (c)	3,768,000	3,739,778
SOFR + 0.57%, 5.34%, 3/3/2026 (a)	4,000,000	3,951,800
Series GMTN, 3 Month USD LIBOR + 0.55%, 5.53%, 6/7/2023 (a) (c)	3,237,000	3,231,044
Series MTN, SOFR + 0.20%, 4.73%, 10/11/2024 (a)	9,540,000	9,465,493
		29,629,717
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 3 Month USD LIBOR + 1.65%, 6.46%, 2/1/2024 (a)	7,150,000	7,166,445

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp. 3 Month USD LIBOR + 0.63%, 5.42%, 4/15/2024 (a)	$6,142,000	$6,169,086
		13,335,531
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 5.17%, 2/14/2024 (a)	2,658,000	2,652,897
General Electric Co. Series A, 3 Month USD LIBOR + 0.38%, 5.19%, 5/5/2026 (a)	2,012,000	1,982,665
		4,635,562
OIL & GAS — 0.6%
Chevron Corp. 3 Month USD LIBOR + 0.90%, 5.77%, 5/11/2023 (a)	5,085,000	5,087,593
Chevron USA, Inc. 3 Month USD LIBOR + 0.20%, 5.07%, 8/11/2023 (a)	4,758,000	4,748,769
Shell International Finance BV 3 Month USD LIBOR + 0.40%, 5.27%, 11/13/2023 (a)	6,116,000	6,115,450
		15,951,812
PHARMACEUTICALS — 0.9%
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 5.54%, 8/17/2023 (a)	4,792,000	4,787,160
Bayer U.S. Finance II LLC 3 Month USD LIBOR + 1.01%, 5.88%, 12/15/2023 (a) (b)	8,739,000	8,738,388
Cigna Group 3 Month USD LIBOR + 0.89%, 5.68%, 7/15/2023 (a)	8,272,000	8,267,285
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 5.20%, 9/15/2023 (a)	2,804,000	2,799,570
		24,592,403
PIPELINES — 0.4%
Enbridge, Inc. SOFR + 0.63%, 5.36%, 2/16/2024 (a)	7,450,000	7,394,050
Security Description	Principal Amount	Value
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.32%, 3/9/2026	$5,000,000	$5,002,650
		12,396,700
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Public Storage SOFR + 0.47%, 5.09%, 4/23/2024 (a)	8,784,000	8,730,154
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 5.14%, 2/14/2024 (a)	5,793,000	5,760,849
SAVINGS & LOANS — 0.0% (d)
Nationwide Building Society SOFR + 1.29%, 6.02%, 2/16/2028 (a) (b)	1,650,000	1,578,225
SEMICONDUCTORS — 0.2%
Analog Devices, Inc. SOFR + 0.25%, 5.10%, 10/1/2024 (a)	6,199,000	6,135,398
TELECOMMUNICATIONS — 2.7%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 6.33%, 6/12/2024 (a)	14,273,000	14,327,951
SOFR + 0.64%, 5.49%, 3/25/2024 (a)	16,813,000	16,761,048
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 5.96%, 5/15/2025 (a)	10,441,000	10,461,673
SOFR + 0.50%, 5.34%, 3/22/2024 (a)	6,321,000	6,291,860
SOFR + 0.79%, 5.62%, 3/20/2026 (a)	21,490,000	21,305,401
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 5.78%, 1/16/2024 (a)	5,712,000	5,732,678
		74,880,611
TRANSPORTATION — 0.2%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 5.20%, 4/1/2023 (a)	5,544,000	5,544,000
TOTAL CORPORATE BONDS & NOTES (Cost $2,160,892,878)		2,144,035,361

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 21.6%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.35%, 2/18/2025 (a) (b)	$7,020,000	$6,952,117
Asian Development Bank:
SOFR + 1.00%, 5.50%, 4/6/2027 (a)	10,000,000	10,233,200
SOFR + 1.00%, 5.75%, 8/27/2026 (a)	9,750,000	9,957,675
SOFR + 1.00%, 5.81%, 6/16/2026 (a)	21,975,000	22,439,991
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 4.78%, 4/15/2026 (a) (b)	4,500,000	4,483,890
SOFR + 0.62%, 5.34%, 8/16/2027 (a) (b)	8,750,000	8,774,763
BNG Bank NV SOFR + 1.00%, 5.68%, 8/5/2026 (a) (b)	5,000,000	5,092,050
Cooperatieve Rabobank UA SOFR + 0.38%, 4.92%, 1/10/2025 (a)	5,670,000	5,602,073
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.05%, 3/11/2026 (a) (b)	18,650,000	19,054,891
SOFR + 1.25%, 6.10%, 4/4/2025 (a) (b)	9,400,000	9,555,570
Credit Suisse AG SOFR + 1.26%, 6.00%, 2/21/2025 (a)	7,800,000	7,361,640
European Bank for Reconstruction & Development:
SOFR + 0.19%, 4.77%, 4/14/2026 (a)	31,175,000	31,083,345
SOFR + 0.28%, 4.86%, 10/15/2024 (a)	21,055,000	21,087,214
European Investment Bank:
SOFR + 0.28%, 5.07%, 3/5/2024 (a) (b)	18,250,000	18,277,922
SOFR + 1.00%, 5.62%, 1/21/2026 (a) (b)	18,700,000	19,071,943
Export-Import Bank of Korea 3 Month USD LIBOR + 0.78%, 5.75%, 6/1/2023 (a)	8,394,000	8,398,617
Inter-American Development Bank:
SOFR + 0.17%, 4.98%, 9/16/2026 (a)	25,794,000	25,668,383
SOFR + 0.20%, 4.90%, 2/10/2026 (a)	26,110,000	26,046,030
SOFR + 0.25%, 4.93%, 2/4/2025 (a)	16,350,000	16,371,255
Security Description	Principal Amount	Value
SOFR + 0.27%, 5.09%, 3/20/2028	$15,000,000	$14,919,300
SOFR + 0.28%, 4.82%, 4/12/2027 (a)	16,000,000	15,961,920
SOFR + 0.35%, 5.20%, 10/4/2027 (a)	250,000	249,898
Inter-American Investment Corp. SOFR + 0.27%, 5.09%, 3/22/2024 (a)	3,700,000	3,699,593
International Bank for Reconstruction & Development:
SOFR + 0.18%, 4.98%, 6/15/2026 (a)	11,865,000	11,819,557
SOFR + 0.31%, 5.13%, 9/18/2025 (a)	26,050,000	26,090,377
SOFR + 0.31%, 5.14%, 9/23/2026 (a)	17,000,000	17,006,290
SOFR + 0.37%, 4.91%, 1/12/2027 (a)	24,500,000	24,547,040
SOFR + 0.43%, 5.16%, 8/19/2027 (a)	26,136,000	26,220,681
SOFR + 0.30%, 4.98%, 8/6/2024 (a)	18,904,000	18,947,479
SOFR + 0.39%, 5.20%, 6/17/2024 (a)	12,725,000	12,762,666
International Finance Corp.:
SOFR + 0.09%, 4.94%, 6/30/2023 (a)	13,290,000	13,290,266
SOFR + 0.09%, 4.94%, 4/3/2024 (a)	4,500,000	4,498,200
SOFR + 0.28%, 5.09%, 3/16/2026 (a)	11,250,000	11,258,325
Kommunalbanken AS:
SOFR + 0.16%, 4.78%, 10/27/2023 (a) (b)	15,792,000	15,789,947
SOFR + 1.00%, 5.81%, 6/17/2026 (a) (b)	19,550,000	19,889,974
Korea Development Bank SOFR + 0.25%, 5.04%, 3/9/2024 (a)	4,150,000	4,142,738
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 5.71%, 2/12/2024 (a)	18,437,000	18,574,356
National Australia Bank Ltd. SOFR + 0.86%, 5.67%, 6/9/2025 (a) (b)	5,975,000	5,953,610
Nordic Investment Bank SOFR + 1.00%, 5.71%, 5/12/2026 (a)	15,000,000	15,306,150
PSP Capital, Inc. SOFR + 0.24%, 5.01%, 3/3/2025 (a) (b)	12,800,000	12,764,288
Svensk Exportkredit AB:
SOFR + 1.00%, 5.75%, 5/25/2023 (a)	12,840,000	12,855,023

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.00%, 5.66%, 8/3/2026 (a)	$11,150,000	$11,301,529
UBS AG SOFR + 0.47%, 5.04%, 1/13/2025 (a) (b)	6,510,000	6,428,365
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $601,416,032)		599,790,141
	Shares
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e) (f)	85,355,426	85,363,962
State Street Navigator Securities Lending Portfolio II (g) (h)	15,841,897	15,841,897
TOTAL SHORT-TERM INVESTMENTS (Cost $101,225,390)		101,205,859
TOTAL INVESTMENTS — 102.3% (Cost $2,863,534,300)		2,845,031,361
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(64,704,683)
NET ASSETS — 100.0%		$2,780,326,678

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.7% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,144,035,361	$—	$2,144,035,361
Foreign Government Obligations	—	599,790,141	—	599,790,141
Short-Term Investments	101,205,859	—	—	101,205,859
TOTAL INVESTMENTS	$101,205,859	$2,743,825,502	$—	$2,845,031,361

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,757,689	$44,753,213	$756,271,128	$715,669,684	$25,785	$(16,480)	85,355,426	$85,363,962	$—
State Street Navigator Securities Lending Portfolio II	55,675,500	55,675,500	101,126,970	140,960,573	—	—	15,841,897	15,841,897	55,284
Total		$100,428,713	$857,398,098	$856,630,257	$25,785	$(16,480)		$101,205,859	$55,284
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.6%
ADVERTISING — 0.6%
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	$432,000	$422,725
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a) (b)	7,962,000	7,143,586
CMG Media Corp. 8.88%, 12/15/2027 (a)	6,661,000	5,037,715
Lamar Media Corp. 3.75%, 2/15/2028	2,463,000	2,279,211
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.00%, 8/15/2027 (a) (b)	3,907,000	3,557,753
6.25%, 6/15/2025 (a) (b)	10,000	9,977
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	3,056,000	2,601,053
		21,052,020
AEROSPACE & DEFENSE — 3.7%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	1,591,000	1,550,016
7.13%, 6/15/2026 (a)	7,251,000	7,305,818
7.88%, 4/15/2027 (a) (b)	13,534,000	13,723,205
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,031,000	2,514,305
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	4,862,000	4,851,450
5.90%, 2/1/2027	3,891,000	3,967,497
6.88%, 5/1/2025	1,885,000	1,957,648
Moog, Inc. 4.25%, 12/15/2027 (a)	442,000	414,671
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	11,111,000	10,554,895
5.75%, 10/15/2027 (a)	1,579,000	1,579,884
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	5,216,000	5,218,191
TransDigm U.K. Holdings PLC 6.88%, 5/15/2026	1,469,000	1,451,592
TransDigm, Inc.:
5.50%, 11/15/2027	17,193,000	16,213,515
6.25%, 3/15/2026 (a)	27,919,000	27,941,056
6.38%, 6/15/2026	3,192,000	3,137,576
6.75%, 8/15/2028 (a)	4,246,000	4,288,460
8.00%, 12/15/2025 (a)	7,598,500	7,748,570
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	143,000	131,101
9.00%, 3/15/2028 (a)	8,457,000	8,467,910
		123,017,360
Security Description	Principal Amount	Value
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$1,152,000	$1,128,752
Vector Group Ltd. 10.50%, 11/1/2026 (a)	2,130,000	2,142,695
		3,271,447
AIRLINES — 2.9%
Air Canada 3.88%, 8/15/2026 (a)	7,233,000	6,570,457
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	2,809,000	2,770,854
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	2,660,000	2,438,661
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	4,201,132	3,634,526
Series A, Class A, 3.70%, 4/1/2028	2,203,899	1,967,465
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	4,507,000	4,383,058
11.75%, 7/15/2025 (a)	15,374,000	16,795,480
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/2026 (a)	19,085,400	18,806,562
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	7,643,000	7,313,434
3.80%, 4/19/2023	3,483,000	3,479,517
7.38%, 1/15/2026 (b)	6,329,000	6,588,489
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	6,659,308	6,325,943
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	5,272,999	5,304,808
United Airlines Holdings, Inc. 4.88%, 1/15/2025	661,000	642,082
United Airlines, Inc. 4.38%, 4/15/2026 (a)	10,972,000	10,521,051
		97,542,387
APPAREL — 0.3%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	5,697,000	5,395,856
Under Armour, Inc. 3.25%, 6/15/2026	3,635,000	3,356,123
William Carter Co. 5.63%, 3/15/2027 (a)	2,138,000	2,087,971
		10,839,950
AUTO MANUFACTURERS — 3.8%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	1,446,000	1,369,087

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	$4,874,000	$4,816,633
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	5,201,000	4,822,991
2.70%, 8/10/2026	5,081,000	4,522,700
2.90%, 2/16/2028	490,000	420,342
3.37%, 11/17/2023	9,362,000	9,186,931
3.38%, 11/13/2025	7,273,000	6,746,944
3.66%, 9/8/2024	7,600,000	7,317,508
3.81%, 1/9/2024	3,776,000	3,697,988
4.06%, 11/1/2024	1,317,000	1,271,577
4.13%, 8/4/2025	264,000	251,713
4.13%, 8/17/2027	4,269,000	3,909,123
4.27%, 1/9/2027	3,549,000	3,306,248
4.38%, 8/6/2023	3,241,473	3,220,209
4.54%, 8/1/2026	3,006,000	2,851,492
4.69%, 6/9/2025	7,346,000	7,067,734
4.95%, 5/28/2027	4,552,000	4,341,607
5.13%, 6/16/2025	6,289,000	6,153,535
5.58%, 3/18/2024	5,926,000	5,868,399
6.95%, 3/6/2026	1,432,000	1,453,938
7.35%, 11/4/2027	4,902,000	5,056,707
Series GMTN, 4.39%, 1/8/2026	4,174,000	3,959,623
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	31,000	25,429
5.88%, 1/15/2028 (a)	2,043,000	1,732,893
7.75%, 10/15/2025 (a)	5,250,000	5,132,085
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,703,000	4,409,909
Nissan Motor Acceptance Co. LLC:
1.13%, 9/16/2024 (a)	4,550,000	4,253,749
1.85%, 9/16/2026 (a)	3,433,000	2,969,305
2.00%, 3/9/2026 (a)	5,211,000	4,616,373
COR, 2.75%, 3/9/2028 (a)	4,400,000	3,717,164
Nissan Motor Co. Ltd.:
3.04%, 9/15/2023 (a) (b)	900,000	887,022
3.52%, 9/17/2025 (a)	400,000	376,804
4.35%, 9/17/2027 (a)	7,559,000	7,034,027
		126,767,789
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	4,448,000	4,284,714
7.00%, 4/15/2028 (a) (b)	172,000	176,862
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027 (b)	568,000	524,639
Clarios Global LP 6.75%, 5/15/2025 (a)	898,000	906,567
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a) (b)	5,352,000	5,335,784
Security Description	Principal Amount	Value
8.50%, 5/15/2027 (a) (b)	$10,110,250	$10,146,546
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	3,719,000	2,145,231
13.50%, 3/31/2027 (a)	4,326,550	4,510,472
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	1,480,000	1,462,684
Dana, Inc. 5.38%, 11/15/2027	2,886,000	2,727,674
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,269,000	2,039,150
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	4,989,000	4,718,696
5.00%, 5/31/2026 (b)	4,083,000	3,947,036
9.50%, 5/31/2025	1,705,000	1,756,576
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	5,680,529	5,069,588
6.00%, 5/15/2027 (a)	110,000	100,431
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	7,354,000	7,228,761
		57,081,411
BANKS — 1.2%
Commerzbank AG 8.13%, 9/19/2023 (a)	8,920,000	8,791,463
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,068,000	3,895,569
7.63%, 5/1/2026 (a)	2,601,000	2,114,951
8.13%, 11/15/2024 (a)	133,000	128,041
8.25%, 4/15/2025 (a)	2,258,000	2,085,692
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	11,642,000	11,339,308
5.71%, 1/15/2026 (a)	11,608,000	10,955,630
		39,310,654
BUILDING MATERIALS — 0.7%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	2,744,000	2,612,288
Griffon Corp. 5.75%, 3/1/2028	6,684,000	6,194,664
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,286,000	2,154,532
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a) (b)	149,000	139,008
4.88%, 12/15/2027 (a)	815,000	691,992
Koppers, Inc. 6.00%, 2/15/2025 (a)	2,602,000	2,601,298
Masonite International Corp. 5.38%, 2/1/2028 (a)	175,000	167,125
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	4,509,000	4,209,377
5.00%, 2/15/2027 (a)	4,593,000	4,375,384
		23,145,668

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.0%
Avient Corp. 5.75%, 5/15/2025 (a)	$264,000	$262,329
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	92,000	87,487
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	3,872,000	3,551,011
Cornerstone Chemical Co. 10.25%, 9/1/2027 (a) (b)	2,962,000	2,673,175
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	2,794,000	2,537,651
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	1,960,000	1,567,784
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	2,333,000	2,267,699
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a) (b)	248,000	227,922
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	1,544,000	1,422,858
Methanex Corp. 5.13%, 10/15/2027	2,895,000	2,758,877
Olin Corp. 5.13%, 9/15/2027	4,243,000	4,110,321
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	2,783,000	2,668,535
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	2,776,571	2,568,384
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	1,374,000	1,263,269
SPCM SA 3.13%, 3/15/2027 (a)	3,413,000	3,003,850
TPC Group, Inc. COR, 13.00%, 12/16/2027 (a)	68,000	69,596
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	1,304,000	1,053,697
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	1,421,700	1,369,922
		33,464,367
COAL — 0.0% (c)
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	1,212,000	1,205,007
COMMERCIAL SERVICES — 4.9%
ADT Security Corp. 4.13%, 6/15/2023 (b)	1,506,000	1,500,217
Security Description	Principal Amount	Value
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	$3,804,000	$3,608,246
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,822,000	4,343,561
Albion Financing 2Sarl 8.75%, 4/15/2027 (a) (b)	2,970,000	2,570,921
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	10,386,000	9,975,026
9.75%, 7/15/2027 (a)	8,389,000	7,460,338
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	3,452,000	3,214,606
Aptim Corp. 7.75%, 6/15/2025 (a)	3,449,000	2,362,565
APX Group, Inc. 6.75%, 2/15/2027 (a)	4,972,000	4,944,356
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (a) (b)	4,122,000	3,900,660
Block, Inc. 2.75%, 6/1/2026	5,688,000	5,187,342
Brink's Co.:
4.63%, 10/15/2027 (a)	3,655,000	3,451,563
5.50%, 7/15/2025 (a)	3,899,000	3,862,271
Cimpress PLC 7.00%, 6/15/2026	2,205,000	1,792,158
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	2,303,000	2,329,945
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	5,155,000	4,677,544
9.50%, 11/1/2027 (a) (b)	3,249,000	3,088,954
COR, 7.75%, 2/15/2028 (a)	2,122,000	2,091,677
Graham Holdings Co. 5.75%, 6/1/2026 (a)	2,942,000	2,893,280
Grand Canyon University 4.13%, 10/1/2024	1,687,000	1,593,709
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	6,343,000	6,120,234
Hertz Corp. 4.63%, 12/1/2026 (a)	4,132,000	3,712,726
Korn Ferry 4.63%, 12/15/2027 (a)	754,000	713,668
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	353,000	315,540
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	1,106,000	1,108,024
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,271,500	4,725,900

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/15/2024 (a)	$5,060,000	$5,019,115
5.75%, 4/15/2026 (a)	8,990,000	8,920,417
6.25%, 1/15/2028 (a) (b)	8,353,000	7,843,049
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	7,051,000	6,298,024
9.25%, 4/15/2025 (a)	6,457,000	6,079,782
11.25%, 12/15/2027 (a) (b)	3,531,000	3,282,206
Service Corp. International 4.63%, 12/15/2027	2,339,000	2,253,931
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	4,709,000	4,423,823
Sotheby's 7.38%, 10/15/2027 (a) (b)	3,802,000	3,597,262
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	893,000	738,690
United Rentals North America, Inc.:
3.88%, 11/15/2027	261,000	244,547
4.88%, 1/15/2028	10,095,000	9,653,243
5.50%, 5/15/2027	3,456,000	3,425,034
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	5,042,000	5,047,092
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	3,320,000	3,138,263
Williams Scotsman International, Inc. 6.13%, 6/15/2025 (a)	2,545,000	2,529,475
		164,038,984
COMPUTERS — 0.8%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a) (b)	5,145,000	2,646,845
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	9,477,000	1,229,641
NCR Corp. 5.75%, 9/1/2027 (a)	1,023,000	1,004,320
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a) (b)	2,140,600	2,046,649
8.25%, 2/1/2028 (a)	1,349,000	1,283,560
Seagate HDD Cayman:
4.75%, 6/1/2023	6,757,000	6,732,675
4.88%, 3/1/2024	4,157,000	4,106,908
4.88%, 6/1/2027	3,262,000	3,141,893
Unisys Corp. 6.88%, 11/1/2027 (a)	3,134,000	1,999,774
Vericast Corp. 11.00%, 9/15/2026 (a)	3,165,452	3,344,237
		27,536,502
COSMETICS/PERSONAL CARE — 0.2%
Coty, Inc.:
5.00%, 4/15/2026 (a)	4,628,000	4,482,819
Security Description	Principal Amount	Value
6.50%, 4/15/2026 (a) (b)	$1,937,000	$1,933,165
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	3,148,000	1,877,656
		8,293,640
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,214,000	2,022,245
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	4,241,000	3,876,104
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	2,707,000	2,562,446
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	939,000	927,422
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	3,047,000	3,050,169
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a)	2,449,000	198,810
9.00%, 11/15/2026 (a)	402,500	34,213
		12,671,409
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	403,000	409,041
AG Issuer LLC 6.25%, 3/1/2028 (a)	4,303,000	3,892,322
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	8,242,000	7,747,480
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	2,563,000	2,278,174
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	1,949,000	1,850,790
6.63%, 3/15/2026 (b)	797,000	745,227
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	4,847,000	4,725,049
Enova International, Inc. 8.50%, 9/15/2025 (a) (b)	491,000	465,350
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	1,646,000	1,172,775
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	7,376,000	6,659,864
goeasy Ltd. 5.38%, 12/1/2024 (a)	2,176,000	2,063,501
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	1,702,000	1,279,870
LD Holdings Group LLC 6.50%, 11/1/2025 (a) (b)	2,345,000	1,495,219
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,512,000	1,374,468
Navient Corp.:
4.88%, 3/15/2028 (b)	3,425,000	2,882,103

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/2027 (b)	$5,666,000	$5,015,373
5.50%, 1/25/2023	49,000	49,000
5.88%, 10/25/2024	3,842,000	3,740,610
6.75%, 6/25/2025	3,158,000	3,094,745
6.75%, 6/15/2026	2,652,000	2,581,616
7.25%, 9/25/2023	70	70
Series MTN, 6.13%, 3/25/2024	4,577,000	4,514,112
OneMain Finance Corp.:
3.50%, 1/15/2027	3,528,000	2,963,979
6.13%, 3/15/2024	5,990,000	5,835,997
6.63%, 1/15/2028	5,721,000	5,245,242
6.88%, 3/15/2025	6,331,000	6,137,398
7.13%, 3/15/2026	13,750,000	13,211,550
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	1,231,000	1,150,037
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	2,995,000	2,796,731
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	3,993,000	3,487,007
PRA Group, Inc. 8.38%, 2/1/2028 (a)	231,000	230,940
Radian Group, Inc. 4.88%, 3/15/2027	968,000	915,438
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.88%, 10/15/2026 (a)	5,621,000	5,010,728
SLM Corp.:
3.13%, 11/2/2026	4,392,000	3,757,224
4.20%, 10/29/2025 (b)	2,955,000	2,660,446
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	1,944,000	1,841,026
5.75%, 6/15/2027 (a)	2,629,000	2,369,386
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (b)	4,060,000	3,917,494
		119,567,382
ELECTRIC — 2.3%
Calpine Corp.:
4.50%, 2/15/2028 (a)	7,550,000	7,001,266
5.13%, 3/15/2028 (a)	5,376,000	4,923,556
5.25%, 6/1/2026 (a)	5,380,000	5,240,873
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a) (b)	325,000	310,352
DPL, Inc. 4.13%, 7/1/2025	6,174,000	5,899,134
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	3,084,000	3,035,581
FirstEnergy Corp. Series B, 4.15%, 7/15/2027	8,028,000	7,691,948
Security Description	Principal Amount	Value
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	$7,611,000	$7,111,414
4.25%, 7/15/2024 (a)	2,884,000	2,845,902
4.25%, 9/15/2024 (a)	69,000	66,160
4.50%, 9/15/2027 (a)	2,875,000	2,740,853
NRG Energy, Inc.:
5.75%, 1/15/2028	3,928,000	3,856,157
6.63%, 1/15/2027	2,051,000	2,053,728
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	1,382,000	1,314,489
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	8,877,000	8,389,475
5.50%, 9/1/2026 (a)	7,228,000	7,024,387
5.63%, 2/15/2027 (a)	6,417,000	6,251,634
		75,756,909
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	6,101,000	6,203,619
ELECTRONICS — 0.3%
Likewize Corp. 9.75%, 10/15/2025 (a)	2,998,000	2,715,798
Sensata Technologies BV:
5.00%, 10/1/2025 (a)	2,776,000	2,754,875
5.63%, 11/1/2024 (a)	3,711,000	3,717,012
		9,187,685
ENERGY-ALTERNATE SOURCES — 0.4%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a) (b)	5,166,000	4,702,972
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	5,521,000	4,682,305
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	2,914,000	2,780,451
		12,165,728
ENGINEERING & CONSTRUCTION — 0.6%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a) (d)	4,563,529	46,365
AECOM 5.13%, 3/15/2027	5,159,000	5,060,102
Artera Services LLC 9.03%, 12/4/2025 (a) (b)	4,668,092	4,020,814
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	2,341,000	2,140,306
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	693,000	649,459
Fluor Corp. 3.50%, 12/15/2024	3,027,000	2,954,957
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	1,863,000	1,801,894

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	$3,736,000	$2,635,823
		19,309,720
ENTERTAINMENT — 3.9%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,153,000	5,498,075
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,571,000	3,598,017
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	9,293,270	5,896,952
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	2,390,000	2,335,078
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	26,275,000	26,283,145
8.13%, 7/1/2027 (a) (b)	8,185,000	8,352,138
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	5,630,000	5,654,490
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	269,000	258,071
5.50%, 5/1/2025 (a)	1,165,000	1,164,056
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	2,693,000	2,521,617
5.50%, 4/1/2027 (a)	4,109,000	4,022,341
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	1,190,000	1,032,813
5.88%, 3/15/2026 (a) (b)	829,000	780,719
International Game Technology PLC:
4.13%, 4/15/2026 (a)	2,849,000	2,758,345
6.25%, 1/15/2027 (a)	2,396,000	2,416,222
6.50%, 2/15/2025 (a)	1,822,000	1,839,856
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	2,155,000	1,929,264
4.75%, 10/15/2027 (a) (b)	4,569,000	4,229,158
4.88%, 11/1/2024 (a)	2,511,000	2,461,483
6.50%, 5/15/2027 (a)	7,131,000	7,200,171
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	2,675,000	2,551,415
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	9,166,000	8,386,890
13.25%, 12/15/2027 (a)	1,963,000	2,100,587
Motion Bondco DAC 6.63%, 11/15/2027 (a)	159,000	147,476
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	1,572,000	1,454,902
Penn Entertainment, Inc. 5.63%, 1/15/2027 (a)	3,216,000	3,019,502
Security Description	Principal Amount	Value
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	$2,386,000	$2,221,294
Scientific Games International, Inc. 8.63%, 7/1/2025 (a)	3,672,000	3,758,439
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (b)	4,411,000	4,374,389
5.50%, 4/15/2027 (a)	1,795,000	1,734,544
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	1,854,000	1,874,227
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	3,575,000	3,293,826
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	4,983,000	4,640,518
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	934,000	938,455
		130,728,475
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,647,000	3,539,158
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a) (b)	8,959,000	8,607,718
4.25%, 6/1/2025 (a)	362,000	353,124
5.13%, 12/15/2026 (a)	2,070,000	2,025,247
Harsco Corp. 5.75%, 7/31/2027 (a)	717,000	561,533
Stericycle, Inc. 5.38%, 7/15/2024 (a)	1,383,000	1,373,775
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,252,000	3,911,925
		20,372,480
FOOD — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	3,850,000	3,623,428
4.63%, 1/15/2027 (a)	2,074,000	2,004,625
5.88%, 2/15/2028 (a)	7,103,000	7,058,961
6.50%, 2/15/2028 (a)	5,342,000	5,385,751
B&G Foods, Inc.:
5.25%, 4/1/2025	6,098,000	5,673,884
5.25%, 9/15/2027 (b)	498,000	428,410
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	2,833,000	2,771,977
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	6,745,000	4,171,310

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	$6,067,000	$5,931,463
Post Holdings, Inc.:
5.63%, 1/15/2028 (a)	2,804,000	2,747,135
5.75%, 3/1/2027 (a)	2,009,000	1,972,155
Sigma Holdco BV 7.88%, 5/15/2026 (a)	2,316,000	1,837,584
U.S. Foods, Inc. 6.25%, 4/15/2025 (a)	5,443,000	5,494,545
		49,101,228
FOOD SERVICE — 0.5%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	4,015,162	3,954,252
5.00%, 2/1/2028 (a)	6,623,000	6,266,815
6.38%, 5/1/2025 (a)	5,672,000	5,707,734
		15,928,801
GAS — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	6,103,006	5,885,800
5.63%, 5/20/2024	6,662,000	6,585,853
5.75%, 5/20/2027	5,471,000	5,136,777
5.88%, 8/20/2026	5,374,001	5,133,246
		22,741,676
HEALTH CARE PRODUCTS — 0.0% (c)
Teleflex, Inc. 4.63%, 11/15/2027	496,000	484,275
HEALTH CARE SERVICES — 3.6%
Air Methods Corp. 8.00%, 5/15/2025 (a)	3,791,000	237,203
Akumin, Inc. 7.00%, 11/1/2025 (a)	3,126,000	2,461,069
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	1,612,000	1,574,215
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	13,312,000	11,549,624
8.00%, 3/15/2026 (a) (b)	15,169,000	14,666,754
Encompass Health Corp.:
4.50%, 2/1/2028	4,556,000	4,249,062
5.75%, 9/15/2025	989,000	983,679
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	2,000,000	379,180
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	5,890,000	4,345,937
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	2,051,000	2,008,134
5.00%, 5/15/2027 (a)	5,842,000	5,722,648
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	3,998,700	3,271,856
Security Description	Principal Amount	Value
6.75%, 4/15/2025 (a)	$3,852,000	$3,652,235
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	153,000	148,588
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	3,952,000	3,511,273
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,878,000	3,800,783
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	6,220,000	5,027,750
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	8,233,000	6,237,321
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,901,000	1,844,103
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	2,719,000	1,633,630
Tenet Healthcare Corp.:
4.63%, 7/15/2024	5,652,000	5,575,585
4.63%, 9/1/2024 (b)	4,851,000	4,782,843
4.88%, 1/1/2026 (b)	9,889,000	9,694,582
5.13%, 11/1/2027	9,846,000	9,494,596
6.25%, 2/1/2027	10,114,000	9,948,737
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	4,124,000	3,675,886
U.S. Renal Care, Inc. 10.63%, 7/15/2027 (a)	1,116,000	298,151
		120,775,424
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a)	2,253,000	2,251,468
Stena International SA 6.13%, 2/1/2025 (a)	3,025,000	2,920,758
		5,172,226
HOME BUILDERS — 0.5%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	1,227,000	1,116,840
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	984,000	872,798
Century Communities, Inc. 6.75%, 6/1/2027	378,000	378,159
Empire Communities Corp. 7.00%, 12/15/2025 (a) (b)	3,959,000	3,476,081
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	1,421,000	1,288,634
M/I Homes, Inc. 4.95%, 2/1/2028	1,924,000	1,792,629
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	1,141,000	1,073,612
Meritage Homes Corp. 6.00%, 6/1/2025	1,848,000	1,862,026

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	$3,480,000	$3,110,111
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	1,632,000	1,603,342
5.88%, 6/15/2027 (a)	318,000	312,950
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 3/1/2024 (a)	287,000	287,141
Toll Brothers Finance Corp. 4.38%, 4/15/2023	629,660	629,175
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	604,000	601,971
		18,405,469
HOUSEHOLD PRODUCTS & WARES — 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	3,014,000	2,760,281
7.00%, 12/31/2027 (a) (b)	3,534,000	3,076,100
Spectrum Brands, Inc. 5.75%, 7/15/2025 (b)	6,340,000	6,291,055
		12,127,436
HOUSEWARES — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	6,462,000	5,543,427
Newell Brands, Inc.:
4.70%, 4/1/2026	12,457,500	11,993,458
4.88%, 6/1/2025	4,301,000	4,211,668
6.38%, 9/15/2027	5,758,000	5,810,513
		27,559,066
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	4,453,000	4,168,142
10.13%, 8/1/2026 (a) (b)	92,000	91,931
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,171,000	3,734,129
6.75%, 10/15/2027 (a)	4,269,000	3,961,419
6.75%, 4/15/2028 (a)	1,278,000	1,275,802
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	25,000	24,305
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (a)	1,093,000	1,100,553
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a)	2,312,000	1,862,293
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	5,537,000	5,338,609
Security Description	Principal Amount	Value
HUB International Ltd. 7.00%, 5/1/2026 (a)	$9,501,000	$9,359,530
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	2,482,000	2,499,175
USI, Inc. 6.88%, 5/1/2025 (a)	1,254,000	1,232,469
		34,648,357
INTERNET — 2.2%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	2,736,000	2,551,101
7.00%, 6/15/2027 (a)	2,981,000	2,956,675
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	7,735,000	7,601,107
6.75%, 9/30/2027 (a)	6,662,000	6,699,774
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	1,739,000	1,693,716
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	2,896,000	2,181,180
Match Group Holdings II LLC 5.00%, 12/15/2027 (a) (b)	918,000	868,722
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	10,056,000	6,530,165
Netflix, Inc.:
3.63%, 6/15/2025 (a)	5,738,000	5,578,369
4.38%, 11/15/2026	4,924,000	4,876,139
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	4,028,000	3,452,399
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	3,673,000	1,613,255
Rakuten Group, Inc.:
10.25%, 11/30/2024 (a)	3,996,000	3,863,732
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a)	1,687,000	902,663
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	862,000	860,414
7.50%, 5/15/2025 (a)	5,570,500	5,639,073
7.50%, 9/15/2027 (a)	7,244,000	7,467,333
8.00%, 11/1/2026 (a)	8,015,000	8,215,936
		73,551,753
INVESTMENT COMPANY SECURITY — 0.8%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	2,242,000	2,238,659
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	3,479,000	3,409,768
5.25%, 5/15/2027	9,532,000	8,938,633
6.25%, 5/15/2026	8,733,000	8,591,351
6.38%, 12/15/2025	2,490,000	2,456,460
		25,634,871

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.4%
ATI, Inc. 5.88%, 12/1/2027 (b)	$1,855,000	$1,811,426
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	4,656,000	4,446,573
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	826,000	818,186
6.75%, 3/15/2026 (a)	235,000	239,091
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	4,386,000	4,509,422
8.13%, 5/1/2027 (a)	1,057,000	1,071,904
		12,896,602
LEISURE TIME — 2.9%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (e)	1,771,000	9,918
Carnival Corp.:
5.75%, 3/1/2027 (a)	22,349,000	18,352,105
7.63%, 3/1/2026 (a) (b)	4,847,200	4,422,440
9.88%, 8/1/2027 (a)	2,652,000	2,730,420
10.50%, 2/1/2026 (a)	5,710,000	5,941,369
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	2,360,000	2,005,339
Life Time, Inc.:
5.75%, 1/15/2026 (a) (b)	5,038,000	4,896,029
8.00%, 4/15/2026 (a) (b)	1,990,000	1,897,306
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	237,000	229,525
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	4,116,050	3,856,327
5.88%, 3/15/2026 (a)	8,339,000	7,096,906
5.88%, 2/15/2027 (a)	7,763,000	7,238,454
8.38%, 2/1/2028 (a)	2,425,000	2,434,894
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	2,325,000	1,886,156
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	4,885,000	3,995,051
4.25%, 7/1/2026 (a) (b)	1,011,000	907,322
5.38%, 7/15/2027 (a)	5,823,000	5,191,030
5.50%, 8/31/2026 (a)	647,000	601,380
11.50%, 6/1/2025 (a)	7,309,000	7,794,391
11.63%, 8/15/2027 (a)	5,594,000	6,008,739
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	1,561,000	1,344,442
13.00%, 5/15/2025 (a)	7,714,000	8,150,149
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,703,000	1,509,284
		98,498,976
LODGING — 3.6%
Boyd Gaming Corp. 4.75%, 12/1/2027 (b)	2,868,000	2,749,724
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	3,185,000	2,898,796
Security Description	Principal Amount	Value
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	$6,446,000	$5,797,661
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	1,519,000	1,515,658
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	2,118,000	2,084,514
Las Vegas Sands Corp.:
2.90%, 6/25/2025	1,453,000	1,377,982
3.20%, 8/8/2024	7,555,000	7,304,552
3.50%, 8/18/2026	1,893,500	1,764,856
Melco Resorts Finance Ltd.:
Series REGS, 4.88%, 6/6/2025	7,118,000	6,678,535
Series REGS, 5.25%, 4/26/2026	1,597,000	1,442,618
Series REGS, 5.63%, 7/17/2027	3,732,143	3,283,315
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a) (b)	4,712,000	4,216,957
5.25%, 6/18/2025 (a) (b)	2,838,000	2,692,240
5.38%, 5/15/2024 (a) (b)	2,942,000	2,876,776
5.88%, 5/15/2026 (a)	4,302,000	4,059,711
MGM Resorts International:
4.63%, 9/1/2026	3,007,000	2,843,209
5.50%, 4/15/2027	2,165,000	2,097,842
5.75%, 6/15/2025 (b)	3,351,000	3,344,197
6.75%, 5/1/2025	3,558,000	3,587,958
Sands China Ltd.:
2.80%, 3/8/2027 (b)	3,623,000	3,115,092
4.30%, 1/8/2026 (b)	5,029,000	4,710,262
5.63%, 8/8/2025 (b)	8,505,000	8,279,447
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,378,000	2,145,360
Studio City Co. Ltd. 7.00%, 2/15/2027 (a) (b)	2,126,000	2,007,497
Studio City Finance Ltd.:
6.00%, 7/15/2025 (a)	3,674,000	3,379,162
6.50%, 1/15/2028 (a) (b)	4,277,000	3,589,430
Travel & Leisure Co.:
6.00%, 4/1/2027	1,597,000	1,582,403
6.60%, 10/1/2025	30,000	30,171
6.63%, 7/31/2026 (a)	3,162,000	3,174,553
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.50%, 3/1/2025 (a)	10,917,603	10,694,338
REGS, 5.25%, 5/15/2027 (a)	950,000	897,750
Wynn Macau Ltd.:
5.50%, 1/15/2026 (a) (b)	7,635,000	7,075,431
4.88%, 10/1/2024 (a) (b)	5,329,000	5,155,434

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
REGS, 5.50%, 10/1/2027 (a) (b)	$2,701,000	$2,362,349
		120,815,780
MACHINERY, CONSTRUCTION & MINING — 0.2%
Weir Group PLC 2.20%, 5/13/2026 (a)	6,803,000	6,126,782
MACHINERY-DIVERSIFIED — 0.4%
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	3,290,000	2,780,050
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	3,194,000	2,665,457
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,171,000	9,597,254
		15,042,761
MEDIA — 8.1%
Altice Financing SA 5.00%, 1/15/2028 (a) (b)	7,303,000	5,921,418
AMC Networks, Inc.:
4.75%, 8/1/2025	5,481,500	4,840,219
5.00%, 4/1/2024	786,000	771,593
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	4,884,000	327,130
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	12,338,000	11,380,324
5.13%, 5/1/2027 (a)	17,518,500	16,547,099
5.50%, 5/1/2026 (a)	9,368,000	9,120,966
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	3,660,000	3,536,365
CSC Holdings LLC:
5.25%, 6/1/2024	4,985,000	4,810,974
5.38%, 2/1/2028 (a)	8,169,000	6,708,955
5.50%, 4/15/2027 (a)	7,651,000	6,442,295
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	3,977,000	3,042,405
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	22,324,000	20,220,410
DISH DBS Corp.:
5.25%, 12/1/2026 (a)	20,352,000	16,259,823
5.88%, 11/15/2024	9,840,000	8,779,248
7.75%, 7/1/2026	12,092,000	7,980,720
DISH Network Corp. 11.75%, 11/15/2027 (a)	21,345,000	20,524,285
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	2,543,000	2,132,509
Gray Television, Inc.:
5.88%, 7/15/2026 (a)	5,419,000	4,645,221
7.00%, 5/15/2027 (a) (b)	6,603,000	5,530,211
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	4,233,000	3,374,124
5.25%, 8/15/2027 (a)	2,968,000	2,425,479
6.38%, 5/1/2026	6,828,283	6,025,960
Security Description	Principal Amount	Value
8.38%, 5/1/2027 (b)	$9,953,842	$7,234,154
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	9,738,000	9,195,983
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	2,732,000	2,483,825
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	1,909,000	1,697,120
5.63%, 7/15/2027 (a)	8,938,000	8,279,180
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	4,693,000	3,669,410
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,914,000	3,621,077
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a) (b)	10,720,000	9,668,797
5.00%, 8/1/2027 (a)	8,841,000	8,217,444
TEGNA, Inc.:
4.63%, 3/15/2028	5,477,000	4,804,917
4.75%, 3/15/2026 (a)	106,000	100,511
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	4,000,000	3,680,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	4,409,000	4,151,867
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	6,580,000	6,461,231
6.63%, 6/1/2027 (a)	7,013,000	6,662,350
UPC Holding BV 5.50%, 1/15/2028 (a)	7,986,000	7,136,130
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,531,000	3,204,736
Videotron Ltd.:
5.13%, 4/15/2027 (a)	4,896,000	4,725,179
5.38%, 6/15/2024 (a)	1,860,000	1,864,706
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a)	2,226,000	2,050,079
		270,256,429
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	4,630,000	4,407,714
MINING — 0.8%
Arconic Corp.:
6.00%, 5/15/2025 (a)	2,260,000	2,259,616
6.13%, 2/15/2028 (a) (b)	7,598,000	7,491,172
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	1,756,000	1,679,157
FMG Resources August 2006 Pty. Ltd.:
4.50%, 9/15/2027 (a) (b)	304,000	291,895
5.13%, 5/15/2024 (a)	135,000	133,423

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hecla Mining Co. 7.25%, 2/15/2028	$114,000	$115,091
Hudbay Minerals, Inc. 4.50%, 4/1/2026	3,905,000	3,632,470
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	3,152,000	2,826,840
New Gold, Inc. 7.50%, 7/15/2027 (a)	1,168,000	1,122,588
Novelis Corp. 3.25%, 11/15/2026 (a)	3,726,000	3,402,844
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a) (b)	2,970,000	2,898,512
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	382,000	348,426
		26,202,034
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	959,000	932,196
EnPro Industries, Inc. 5.75%, 10/15/2026	416,000	405,076
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	2,831,000	2,640,134
12.25%, 11/15/2026 (a) (b)	4,965,000	4,418,999
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	616,000	607,998
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,125,000	1,098,844
5.75%, 6/15/2025	2,438,000	2,429,174
Trinity Industries, Inc. 4.55%, 10/1/2024	2,344,000	2,266,132
		14,798,553
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a) (b)	113,000	89,420
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	2,697,000	2,545,833
		2,635,253
OIL & GAS — 6.4%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a) (b)	5,781,000	5,670,005
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a) (b)	6,576,000	6,354,718
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	3,439,000	3,517,684
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	1,814,000	1,699,101
California Resources Corp. 7.13%, 2/1/2026 (a)	1,565,000	1,582,309
Security Description	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2025 (a)	$2,885,000	$2,968,607
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	1,388,000	1,365,459
Chord Energy Corp. 6.38%, 6/1/2026 (a)	1,258,000	1,246,313
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	547,000	516,007
CNX Resources Corp. 7.25%, 3/14/2027 (a) (b)	2,270,000	2,286,208
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	6,189,000	5,817,784
9.25%, 2/15/2028 (a)	2,779,000	2,663,977
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	8,063,000	7,912,303
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	2,160,000	2,083,752
5.75%, 2/15/2028 (a)	3,016,000	2,764,828
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	400,000	392,408
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,542,000	1,348,093
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	2,627,000	2,607,981
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	924,000	898,248
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	2,193,220	2,169,621
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	1,521,000	1,353,979
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	3,381,000	3,244,610
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	3,039,000	2,948,651
Matador Resources Co. 5.88%, 9/15/2026 (b)	6,848,000	6,751,717
MEG Energy Corp. 7.13%, 2/1/2027 (a)	303,000	309,687
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	2,529,000	2,345,951
10.50%, 5/15/2027 (a)	2,034,000	1,935,575
Murphy Oil Corp.:
5.75%, 8/15/2025	100,000	99,261
5.88%, 12/1/2027 (b)	3,620,000	3,540,179
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	4,199,000	4,003,956

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 1/15/2028 (a)	$4,017,000	$3,690,579
Nabors Industries, Inc.:
5.75%, 2/1/2025 (b)	2,688,000	2,602,118
7.38%, 5/15/2027 (a)	2,708,000	2,651,809
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,551,000	5,402,677
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	3,416,000	3,383,036
Occidental Petroleum Corp.:
2.90%, 8/15/2024	2,072,000	2,012,347
5.50%, 12/1/2025	4,148,000	4,168,699
5.55%, 3/15/2026	11,479,000	11,564,519
5.88%, 9/1/2025	5,190,000	5,242,730
6.95%, 7/1/2024	1,514,000	1,535,045
8.50%, 7/15/2027	9,009,000	9,891,882
Parkland Corp. 5.88%, 7/15/2027 (a)	3,315,000	3,215,185
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	6,187,000	5,568,362
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	2,477,000	2,466,943
6.00%, 2/15/2028 (b)	5,952,000	5,722,907
PDC Energy, Inc. 5.75%, 5/15/2026	4,860,000	4,730,967
Permian Resources Operating LLC 6.88%, 4/1/2027 (a) (b)	1,827,000	1,793,073
Petrofac Ltd. 9.75%, 11/15/2026	3,289,000	2,428,631
Puma International Financing SA:
5.00%, 1/24/2026 (a)	4,834,000	4,304,822
5.13%, 10/6/2024 (a)	3,205,000	3,045,135
Range Resources Corp. 4.88%, 5/15/2025	3,522,000	3,482,554
ROCC Holdings LLC 9.25%, 8/15/2026 (a)	2,201,000	2,322,121
SM Energy Co.:
6.63%, 1/15/2027 (b)	3,358,000	3,264,211
6.75%, 9/15/2026	4,363,000	4,273,428
Southwestern Energy Co. 5.70%, 1/23/2025	1,896,000	1,897,365
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	1,483,000	1,176,063
Sunoco LP/Sunoco Finance Corp.:
5.88%, 3/15/2028	575,000	560,941
6.00%, 4/15/2027	1,650,000	1,635,117
Talos Production, Inc. 12.00%, 1/15/2026	1,258,000	1,341,984
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	3,372,000	2,963,448
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	2,860,273	2,798,577
Security Description	Principal Amount	Value
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	$3,015,000	$3,091,521
Transocean, Inc.:
7.25%, 11/1/2025 (a) (b)	3,034,000	2,863,489
7.50%, 1/15/2026 (a) (b)	3,920,000	3,563,554
8.00%, 2/1/2027 (a)	2,598,000	2,321,079
11.50%, 1/30/2027 (a)	4,020,000	4,155,715
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	1,857,000	1,798,802
Vital Energy, Inc. 9.50%, 1/15/2025 (b)	3,187,000	3,193,980
		214,524,387
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	3,327,000	3,193,654
6.88%, 4/1/2027 (a)	919,000	901,530
CGG SA:
8.75%, 4/1/2027 (a) (b)	158,000	133,518
8.75%, 4/1/2027	1,588,000	1,341,939
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	1,719,000	1,641,335
Enerflex Ltd. 9.00%, 10/15/2027 (a)	4,156,000	4,042,209
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	1,623,000	1,614,349
Oceaneering International, Inc. 4.65%, 11/15/2024	1,421,000	1,390,591
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	703,000	686,761
6.88%, 9/1/2027	3,823,000	3,654,138
		18,600,024
PACKAGING & CONTAINERS — 3.8%
ARD Finance SA 6.50%, 6/30/2027 (a)	6,641,784	5,077,179
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	2,868,000	2,842,102
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	4,240,000	3,949,051
5.25%, 4/30/2025 (a)	2,432,000	2,404,980
5.25%, 8/15/2027 (a)	6,200,000	4,888,886
5.25%, 8/15/2027 (a) (b)	3,898,000	3,077,510

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ball Corp.:
4.00%, 11/15/2023	$12,438,000	$12,304,167
4.88%, 3/15/2026	3,742,000	3,713,898
5.25%, 7/1/2025	8,157,000	8,144,846
6.88%, 3/15/2028 (b)	1,337,000	1,383,621
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	1,144,000	1,126,600
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	3,359,000	3,180,872
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,984,000	1,902,775
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	2,897,000	2,835,699
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	4,184,000	4,420,354
LABL, Inc.:
6.75%, 7/15/2026 (a)	3,610,000	3,483,794
9.50%, 11/1/2028 (a)	900,000	906,957
10.50%, 7/15/2027 (a)	4,569,000	4,239,301
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	441
7.88%, 8/15/2026 (a)	13,956,000	13,950,697
9.25%, 4/15/2027 (a)	7,672,000	7,085,092
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a)	2,305,000	2,302,096
6.63%, 5/13/2027 (a) (b)	268,000	268,225
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	8,946,000	8,028,946
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,318,000	1,153,751
4.00%, 12/1/2027 (a) (b)	4,776,000	4,457,823
5.13%, 12/1/2024 (a)	2,056,000	2,046,707
5.50%, 9/15/2025 (a)	2,542,000	2,523,876
6.13%, 2/1/2028 (a)	123,000	124,462
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,142,000	2,016,607
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	9,664,000	9,255,793
8.50%, 8/15/2027 (a) (b)	4,650,000	4,243,962
		127,341,070
PHARMACEUTICALS — 1.3%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	7,034,000	3,192,451
9.25%, 4/1/2026 (a) (b)	1,534,000	1,143,980
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	9,360,000	3,643,380
5.50%, 11/1/2025 (a) (b)	10,588,000	8,830,815
Security Description	Principal Amount	Value
5.75%, 8/15/2027 (a)	$2,507,000	$1,562,413
6.13%, 2/1/2027 (a) (b)	6,668,000	4,320,331
9.00%, 12/15/2025 (a) (b)	814,000	660,919
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	1,378,000	1,227,577
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	1,059,000	1,001,475
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	2,316,000	2,350,740
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	2,568,000	436,586
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	915,000	720,700
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	3,465,000	3,386,899
4.38%, 3/15/2026	6,159,000	5,933,950
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	3,489,000	3,217,730
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,336,000	2,268,163
		43,898,109
PIPELINES — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	4,091,500	3,996,250
5.75%, 1/15/2028 (a)	5,069,000	4,872,019
7.88%, 5/15/2026 (a)	5,181,000	5,292,288
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	3,320,000	3,295,166
Buckeye Partners LP:
3.95%, 12/1/2026	5,569,000	5,038,831
4.13%, 3/1/2025 (a)	6,739,000	6,413,641
4.13%, 12/1/2027	3,070,000	2,724,103
4.15%, 7/1/2023	5,741,000	5,705,922
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	5,244,000	5,054,272
5.75%, 4/1/2025	2,596,000	2,543,016
EnLink Midstream LLC 5.63%, 1/15/2028 (a) (b)	1,986,000	1,951,106
EnLink Midstream Partners LP:
4.15%, 6/1/2025	1,643,000	1,592,428
4.40%, 4/1/2024	50,465	49,268
4.85%, 7/15/2026	5,938,000	5,733,020
EQM Midstream Partners LP:
4.13%, 12/1/2026	3,028,000	2,745,064

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 7/1/2025 (a)	$2,532,000	$2,504,604
7.50%, 6/1/2027 (a)	3,493,001	3,505,785
6.50%, 7/1/2027 (a)	9,326,000	9,031,019
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,623,000	2,602,619
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/1/2025	1,063,000	1,032,726
7.75%, 2/1/2028	95,000	93,115
8.00%, 1/15/2027	5,527,000	5,453,767
Global Partners LP/GLP Finance Corp. 7.00%, 8/1/2027	2,765,000	2,657,663
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	4,978,000	4,921,649
Holly Energy Partners LP/Holly Energy Finance Corp.:
5.00%, 2/1/2028 (a)	2,326,000	2,179,299
6.38%, 4/15/2027 (a)	1,872,000	1,856,912
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	3,169,000	2,989,666
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	5,302,000	5,079,104
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	9,987,000	9,184,145
6.75%, 9/15/2025 (a)	6,051,000	5,820,215
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	9,849,000	9,507,043
NGL Energy Partners LP/NGL Energy Finance Corp. 6.13%, 3/1/2025 (b)	1,466,000	1,316,600
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	4,091,000	3,850,981
NuStar Logistics LP:
5.63%, 4/28/2027	2,998,000	2,847,950
5.75%, 10/1/2025	2,334,000	2,277,611
6.00%, 6/1/2026	4,624,000	4,517,324
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	2,343,000	2,202,303
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	2,010,000	1,894,928
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	4,059,000	3,899,035
Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	$4,129,000	$3,799,630
6.00%, 3/1/2027 (a) (b)	5,356,000	5,094,306
7.50%, 10/1/2025 (a)	4,294,000	4,305,379
Western Midstream Operating LP:
4.50%, 3/1/2028	1,038,000	981,906
4.65%, 7/1/2026	2,703,000	2,616,477
		165,030,155
REAL ESTATE — 0.4%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	1,280,000	1,151,360
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a)	2,479,000	2,223,316
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,229,000	2,161,907
Newmark Group, Inc. 6.13%, 11/15/2023	4,608,000	4,572,334
WeWork Cos. LLC/WW Co.-Obligor, Inc. 5.00%, 7/10/2025 (a)	3,814,000	1,940,296
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	5,183,000	2,867,858
		14,917,071
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	2,221,000	1,751,325
Brandywine Operating Partnership LP 7.55%, 3/15/2028 (b)	1,860,000	1,667,025
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	958,000	769,015
5.75%, 5/15/2026 (a)	7,940,000	7,097,169
Diversified Healthcare Trust:
4.75%, 2/15/2028	1,822,000	1,229,613
9.75%, 6/15/2025	3,410,000	3,299,039
EPR Properties 4.50%, 6/1/2027	2,048,000	1,769,513
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	2,768,000	2,187,440
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	6,841,000	5,998,257
6.00%, 4/15/2025 (a) (b)	2,829,000	2,722,912

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	$5,788,000	$5,466,997
5.25%, 3/15/2028 (a)	3,368,000	3,205,224
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a)	4,906,000	3,874,415
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/2027 (b)	8,783,000	7,222,261
5.25%, 8/1/2026 (b)	2,796,000	2,512,150
Office Properties Income Trust:
2.40%, 2/1/2027	6,750,000	4,408,965
4.25%, 5/15/2024	2,399,000	2,232,054
4.50%, 2/1/2025	1,677,000	1,446,412
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	1,815,500	1,826,393
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/2027	140,000	131,214
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	2,764,000	2,466,815
RLJ Lodging Trust LP 3.75%, 7/1/2026 (a)	826,000	761,151
SBA Communications Corp. Series WI, 3.88%, 2/15/2027	6,156,000	5,811,510
Service Properties Trust:
3.95%, 1/15/2028 (b)	961,000	749,465
4.35%, 10/1/2024	5,169,000	4,948,749
4.50%, 3/15/2025	2,628,000	2,414,002
4.65%, 3/15/2024	2,590,000	2,525,250
4.75%, 10/1/2026	2,590,000	2,181,143
4.95%, 2/15/2027	1,993,000	1,678,564
5.25%, 2/15/2026	1,419,000	1,243,441
5.50%, 12/15/2027	5,282,000	4,727,179
7.50%, 9/15/2025	1,536,000	1,515,034
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	3,616,000	3,002,473
3.75%, 12/31/2024 (a)	3,458,000	3,195,538
4.38%, 1/15/2027 (a)	5,281,000	4,351,386
4.75%, 3/15/2025	414,000	389,156
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	18,581,000	18,021,526
XHR LP 6.38%, 8/15/2025 (a)	4,707,000	4,616,720
		125,416,495
Security Description	Principal Amount	Value
RETAIL — 3.3%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	$11,119,000	$10,345,229
4.38%, 1/15/2028 (a)	4,635,000	4,277,549
5.75%, 4/15/2025 (a) (b)	697,000	699,802
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	1,160,000	435,777
Academy Ltd. 6.00%, 11/15/2027 (a)	1,975,000	1,933,525
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	2,024,000	1,863,800
Bath & Body Works, Inc. 5.25%, 2/1/2028	1,072,000	1,025,443
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	970,000	759,762
Brinker International, Inc. 5.00%, 10/1/2024 (a) (b)	2,234,000	2,192,962
Carvana Co.:
5.50%, 4/15/2027 (a)	3,201,000	1,431,743
5.63%, 10/1/2025 (a)	1,956,999	1,369,978
CEC Entertainment LLC 6.75%, 5/1/2026 (a) (b)	4,398,000	4,175,769
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	3,026,000	3,084,341
eG Global Finance PLC:
6.75%, 2/7/2025 (a) (b)	5,554,000	5,137,617
8.50%, 10/30/2025 (a) (b)	4,603,865	4,303,877
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	5,259,000	4,920,846
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	2,041,000	1,790,467
IRB Holding Corp. 7.00%, 6/15/2025 (a)	5,862,000	5,878,648
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	2,469,000	2,419,472
Kohl's Corp. 4.25%, 7/17/2025 (b)	2,539,000	2,365,129
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	189,000	176,464
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	5,008,000	4,557,731
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	5,298,000	4,974,080
Nordstrom, Inc. 4.00%, 3/15/2027 (b)	3,384,000	2,864,184

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	$1,853,000	$1,753,309
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	3,515,000	3,300,163
QVC, Inc.:
4.45%, 2/15/2025	5,234,000	3,027,607
4.85%, 4/1/2024	4,073,000	3,259,174
WI, 4.75%, 2/15/2027	4,609,000	1,934,305
Rite Aid Corp. 8.00%, 11/15/2026 (a)	5,095,000	2,424,863
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	2,435,000	2,406,413
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	2,921,000	2,651,976
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	167,000	153,508
Staples, Inc.:
7.50%, 4/15/2026 (a)	11,560,000	10,127,023
10.75%, 4/15/2027 (a) (b)	7,316,000	5,305,417
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	457,000	445,022
		109,772,975
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,080,000	3,084,620
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	3,027,000	2,832,455
Microchip Technology, Inc. 0.97%, 2/15/2024	157,000	150,718
		6,067,793
SOFTWARE — 1.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,219,000	3,213,849
Alteryx, Inc. 8.75%, 3/15/2028 (a)	2,488,000	2,502,804
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	3,502,000	3,523,117
9.13%, 3/1/2026 (a)	4,971,000	4,810,735
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,550,000	6,186,606
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	297,315	231,915
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,388,500	2,386,494
Open Text Corp. 3.88%, 2/15/2028 (a)	2,954,000	2,637,715
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,628,000	3,498,190
Security Description	Principal Amount	Value
4.00%, 2/15/2028 (a)	$2,912,000	$2,746,744
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	6,384,000	3,314,381
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,831,000	13,430,178
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a) (b)	9,833,000	7,416,638
		55,899,366
TELECOMMUNICATIONS — 6.2%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	6,869,000	4,363,807
10.50%, 5/15/2027 (a)	9,506,000	7,270,759
Altice France SA:
5.50%, 1/15/2028 (a)	9,111,000	7,412,163
8.13%, 2/1/2027 (a)	12,817,000	11,829,066
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (e)	1,739,886	295,781
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	4,889,000	3,571,366
6.00%, 6/15/2025 (a) (b)	8,290,500	7,819,351
CommScope, Inc.:
6.00%, 3/1/2026 (a)	8,434,000	8,130,713
8.25%, 3/1/2027 (a) (b)	5,869,850	4,808,699
Connect Finco Sarl/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	12,025,000	11,314,202
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,853,000	5,350,930
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	6,044,000	3,116,649
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	7,391,000	7,010,216
6.63%, 8/1/2026	1,630,000	1,539,502
Iliad Holding SASU 6.50%, 10/15/2026 (a)	4,662,000	4,455,240
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	5,427,000	4,288,524
4.25%, 7/1/2028 (a)	1,025,000	577,618
4.63%, 9/15/2027 (a)	7,175,000	4,310,094
10.50%, 5/15/2030 (a)	475,700	426,065
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a) (b)	13,362,750	8,826,096
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	3,408,000	3,573,970
RCN Corp. 11.63%, 4/15/2023 (e)	154,000	11,165
Sprint LLC:
7.13%, 6/15/2024	15,072,980	15,338,566
7.63%, 2/15/2025	12,272,000	12,744,963
7.63%, 3/1/2026	8,668,000	9,167,103

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 9/15/2023	$29,370,000	$29,609,072
Telecom Italia SpA 5.30%, 5/30/2024 (a)	9,301,000	9,112,934
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,172,000	603,486
5.63%, 12/6/2026 (a)	3,109,000	1,630,702
Viasat, Inc.:
5.63%, 9/15/2025 (a)	5,488,000	5,205,697
5.63%, 4/15/2027 (a)	3,019,000	2,835,173
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	9,528,000	7,226,893
6.13%, 3/1/2028 (a) (b)	7,576,000	4,593,480
		208,370,045
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a)	3,376,000	3,159,970
TRANSPORTATION — 0.3%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	5,176,000	4,630,036
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	3,868,000	3,643,927
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	4,145,000	1,690,828
		9,964,791
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	4,010,000	4,014,932
9.75%, 8/1/2027 (a) (b)	16,000	16,880
NAC Aviation 29 DAC 4.75%, 6/30/2026 (b)	2,586,892	2,203,773
		6,235,585
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	3,793,000	3,644,352
TOTAL CORPORATE BONDS & NOTES (Cost $3,362,673,281)		3,233,184,247
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (f)	3,081	31
CONSTRUCTION & ENGINEERING — 0.0% (c)
Abengoa SA Class A (e) (f)	1,017,249	—
Abengoa SA Class B (e) (f)	10,518,618	—
		—
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (e) (f)	9,870	$59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (f)	70,012	84,014
iHeartMedia, Inc. Class A (f)	29,774	116,119
		200,133
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (f)	4,342	43
TOTAL COMMON STOCKS (Cost $12,530,353)		259,427
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 3 Month USD SOFR + 4.25%, 9.08%, 2/1/2029 (g) (Cost $2,100,075)	$2,119,155	2,101,492
	SHARES	VALUE
WARRANTS — 0.0% (c)
ADVERTISING SERVICES — 0.0% (c)
Affinion Group Holdings, Inc. (expiring 05/17/26) (e) (f)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (c)
Abengoa Abenewco 2 SA (expiring 10/24/26) (a) (d) (f)	4,407,136	58,307
TOTAL WARRANTS (Cost $0)		58,307
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (h) (i)	52,239,983	52,245,207
State Street Navigator Securities Lending Portfolio II (j) (k)	274,245,076	274,245,076
TOTAL SHORT-TERM INVESTMENTS (Cost $326,497,584)		326,490,283
TOTAL INVESTMENTS — 106.5% (Cost $3,703,801,293)		3,562,093,756
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(216,679,685)
NET ASSETS — 100.0%		$3,345,414,071

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 69.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $376,084, representing less than 0.05% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,232,867,383	$316,864	$3,233,184,247
Common Stocks	200,176	59,251	—	259,427
Senior Floating Rate Loans	—	2,101,492	—	2,101,492
Warrants	58,307	—	0(a)	58,307
Short-Term Investments	326,490,283	—	—	326,490,283
TOTAL INVESTMENTS	$326,748,766	$3,235,028,126	$316,864	$3,562,093,756
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,512,930	$12,511,679	$773,969,945	$734,236,544	$7,428	$(7,301)	52,239,983	$52,245,207	$1,240,373
State Street Navigator Securities Lending Portfolio II	273,807,319	273,807,319	827,049,371	826,611,614	—	—	274,245,076	274,245,076	2,392,487
Total		$286,318,998	$1,601,019,316	$1,560,848,158	$7,428	$(7,301)		$326,490,283	$3,632,860
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 159, 0.25%, 11/21/2024	AUD	2,874,000	$1,839,185
Series 161, 0.25%, 11/21/2025	AUD	2,850,000	1,780,550
Series 137, 2.75%, 4/21/2024	AUD	2,105,000	1,404,095
Series 139, 3.25%, 4/21/2025	AUD	3,075,000	2,071,207
			7,095,037
AUSTRIA — 2.9%
Republic of Austria Government Bonds:
0.01%, 7/15/2024 (a)	EUR	568,000	595,283
0.01%, 4/20/2025 (a)	EUR	915,000	938,434
1.20%, 10/20/2025 (a)	EUR	1,325,000	1,385,281
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,100,000	1,172,751
4.85%, 3/15/2026 (a)	EUR	425,000	488,900
			4,580,649
BELGIUM — 3.4%
Kingdom of Belgium Government Bonds:
Series 82, 0.50%, 10/22/2024 (a)	EUR	935,000	980,398
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,175,000	2,266,187
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,310,000	1,417,904
Series 64, 4.50%, 3/28/2026 (a)	EUR	520,000	593,993
			5,258,482
CANADA — 4.6%
Canada Government Bonds:
0.25%, 4/1/2024	CAD	985,000	699,773
0.50%, 9/1/2025	CAD	2,088,000	1,435,111
0.75%, 10/1/2024	CAD	1,350,000	952,403
1.50%, 9/1/2024	CAD	950,000	678,591
2.25%, 6/1/2025	CAD	550,000	395,624
2.50%, 6/1/2024	CAD	1,850,000	1,342,531
3.00%, 11/1/2024	CAD	771,000	562,075
3.00%, 10/1/2025	CAD	650,000	474,405
3.75%, 2/1/2025	CAD	655,000	484,029
COR, 3.75%, 5/1/2025	CAD	125,000	92,517
			7,117,059
CHILE — 0.8%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	615,000,000	723,522
Security Description		Principal Amount	Value
4.50%, 3/1/2026	CLP	280,000,000	$338,325
5.80%, 6/1/2024 (a)	CLP	85,000,000	105,828
			1,167,675
CHINA — 4.5%
China Government Bonds:
1.99%, 9/15/2024	CNY	3,450,000	499,540
Series INBK, 1.99%, 4/9/2025	CNY	1,000,000	144,139
Series INBK, 2.18%, 6/25/2024	CNY	5,700,000	827,816
2.18%, 8/25/2025	CNY	1,650,000	238,285
Series INBK, 2.26%, 2/24/2025	CNY	2,550,000	369,855
2.28%, 11/25/2025	CNY	2,200,000	318,196
Series INBK, 2.47%, 9/2/2024	CNY	6,900,000	1,005,305
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	219,548
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	653,462
Series INBK, 3.02%, 10/22/2025	CNY	6,250,000	922,247
Series INBK, 3.03%, 3/11/2026	CNY	800,000	118,153
Series 1713, 3.57%, 6/22/2024	CNY	600,000	88,876
Series 1813, 3.61%, 6/7/2025	CNY	10,850,000	1,625,838
			7,031,260
COLOMBIA — 0.5%
Colombia TES:
Series B, 6.25%, 11/26/2025	COP	2,100,000,000	403,427
Series B, 10.00%, 7/24/2024	COP	2,005,000,000	426,172
			829,599
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	108,028
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	167,322
			275,350
CZECH REPUBLIC — 1.1%
Czech Republic Government Bonds:
Series 120, 1.25%, 2/14/2025	CZK	7,530,000	323,489
Series 89, 2.40%, 9/17/2025	CZK	12,850,000	555,581
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	462,310

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 148, 6.00%, 2/26/2026	CZK	8,750,000	$415,454
			1,756,834
DENMARK — 0.9%
Denmark Government Bonds:
Series 2024, 0.01%, 11/15/2024	DKK	4,730,000	658,684
1.75%, 11/15/2025	DKK	4,525,000	642,552
7.00%, 11/10/2024	DKK	250,000	38,781
			1,340,017
FINLAND — 1.2%
Finland Government Bonds:
0.01%, 9/15/2024 (a)	EUR	360,000	374,914
0.88%, 9/15/2025 (a)	EUR	350,000	362,976
2.00%, 4/15/2024 (a)	EUR	475,000	510,713
4.00%, 7/4/2025 (a)	EUR	600,000	668,311
			1,916,914
FRANCE — 4.6%
French Republic Government Bonds OAT:
0.01%, 2/25/2025	EUR	800,000	824,250
0.01%, 3/25/2025	EUR	1,600,000	1,645,337
0.50%, 5/25/2025	EUR	1,425,000	1,475,305
1.00%, 11/25/2025	EUR	1,250,000	1,299,123
1.75%, 11/25/2024	EUR	900,000	960,220
2.25%, 5/25/2024	EUR	850,000	915,282
			7,119,517
GERMANY — 4.4%
Bundesobligation:
Series 179, 0.01%, 4/5/2024	EUR	115,000	121,429
Series 180, 0.01%, 10/18/2024	EUR	645,000	672,089
Series 181, 0.01%, 4/11/2025	EUR	535,000	550,958
Series 182, 0.01%, 10/10/2025	EUR	550,000	560,502
Series G, 0.01%, 10/10/2025	EUR	150,000	153,142
Bundesrepublik Deutschland Bundesanleihe:
0.50%, 2/15/2025	EUR	865,000	902,761
1.00%, 8/15/2024	EUR	825,000	875,171
1.00%, 8/15/2025	EUR	760,000	795,336
1.50%, 5/15/2024	EUR	900,000	963,852
Bundesschatzanweisungen:
0.20%, 6/14/2024	EUR	250,000	263,247
0.40%, 9/13/2024	EUR	375,000	393,815
Security Description		Principal Amount	Value
2.20%, 12/12/2024	EUR	575,000	$618,874
			6,871,176
HONG KONG — 0.3%
Hong Kong Government Bonds Programme:
0.36%, 4/15/2024	HKD	850,000	105,207
1.68%, 1/21/2026	HKD	900,000	109,905
1.79%, 4/14/2025	HKD	650,000	80,377
2.22%, 8/7/2024	HKD	900,000	113,102
			408,591
HUNGARY — 0.6%
Hungary Government Bonds:
Series 25/C, 1.00%, 11/26/2025	HUF	127,000,000	284,883
Series 24/C, 2.50%, 10/24/2024	HUF	107,000,000	263,922
Series 24/B, 3.00%, 6/26/2024	HUF	75,500,000	191,808
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	239,833
			980,446
INDONESIA — 1.8%
Indonesia Treasury Bonds:
Series FR81, 6.50%, 6/15/2025	IDR	12,500,000,000	836,223
Series FR84, COR, 7.25%, 2/15/2026	IDR	3,080,000,000	210,329
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 5.38%, 8/15/2025	IDR	12,042,000,000	787,651
Series PBS, 6.13%, 10/15/2025	IDR	8,904,000,000	585,991
Series PBS, 6.63%, 10/15/2024	IDR	6,670,000,000	445,931
			2,866,125
IRELAND — 0.9%
Ireland Government Bonds 5.40%, 3/13/2025	EUR	1,240,000	1,415,824
ISRAEL — 1.1%
Israel Government Bonds:
Series 1024, 0.40%, 10/31/2024	ILS	530,000	138,017
Series 0425, 0.50%, 4/30/2025	ILS	2,255,000	582,685
Series 0226, 0.50%, 2/27/2026	ILS	1,400,000	352,241
Series 0825, 1.75%, 8/31/2025	ILS	2,200,000	579,251
			1,652,194

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 5.3%
Italy Buoni Poliennali Del Tesoro:
0.01%, 8/15/2024	EUR	125,000	$130,101
0.01%, 12/15/2024	EUR	425,000	437,550
0.35%, 2/1/2025	EUR	325,000	335,225
1.20%, 8/15/2025	EUR	1,050,000	1,086,349
1.45%, 11/15/2024	EUR	200,000	211,451
1.45%, 5/15/2025	EUR	775,000	811,350
1.75%, 7/1/2024	EUR	650,000	693,567
1.85%, 7/1/2025 (a)	EUR	225,000	237,042
2.00%, 12/1/2025	EUR	775,000	813,310
2.50%, 12/1/2024	EUR	735,000	789,762
3.75%, 9/1/2024	EUR	1,000,000	1,093,970
4.50%, 3/1/2026 (a)	EUR	575,000	644,075
5.00%, 3/1/2025 (a)	EUR	700,000	784,549
COR, 3.50%, 1/15/2026	EUR	125,000	136,188
			8,204,489
JAPAN — 23.0%
Japan Government Five Year Bonds:
Series 147, 0.01%, 3/20/2026	JPY	225,000,000	1,693,392
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	1,883,124
Series 141, 0.10%, 9/20/2024	JPY	570,000,000	4,294,937
Series 142, 0.10%, 12/20/2024	JPY	398,350,000	3,002,665
Series 143, 0.10%, 3/20/2025	JPY	525,000,000	3,957,993
Series 144, 0.10%, 6/20/2025	JPY	387,000,000	2,918,566
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,753,365
Series 146, 0.10%, 12/20/2025	JPY	534,700,000	4,034,697
Japan Government Ten Year Bonds:
Series 342, 0.10%, 3/20/2026	JPY	250,000,000	1,886,825
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,443,866
Japan Government Two Year Bonds:
Series 440, 0.01%, 9/1/2024	JPY	248,000,000	1,866,233
Series 441, 0.01%, 10/1/2024	JPY	246,000,000	1,851,127
Series 442, 0.01%, 11/1/2024	JPY	279,950,000	2,106,766
Series 443, 0.01%, 12/1/2024	JPY	100,000,000	752,596
Series 444, 0.01%, 1/1/2025	JPY	39,000,000	293,495
Security Description		Principal Amount	Value
Series 445, 0.01%, 2/1/2025	JPY	125,000,000	$940,801
			35,680,448
MALAYSIA — 2.4%
Malaysia Government Bonds:
Series 0319, 3.48%, 6/14/2024	MYR	600,000	136,642
Series 0118, 3.88%, 3/14/2025	MYR	1,575,000	361,396
Series 0115, 3.96%, 9/15/2025	MYR	2,800,000	644,111
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	287,049
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	2,665,000	607,196
Series 0319, 3.73%, 3/31/2026	MYR	1,250,000	284,866
Series 0415, 3.99%, 10/15/2025	MYR	3,260,000	749,904
Series 0217, 4.05%, 8/15/2024	MYR	1,825,000	417,811
Series 0813, 4.44%, 5/22/2024	MYR	925,000	212,473
			3,701,448
MEXICO — 3.3%
Mexico Bonos:
Series M, 5.00%, 3/6/2025	MXN	12,375,000	621,361
Series M, 5.75%, 3/5/2026	MXN	34,000,000	1,698,136
Series M, 8.00%, 9/5/2024	MXN	29,565,000	1,578,345
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,194,526
			5,092,368
NETHERLANDS — 2.9%
Netherlands Government Bonds:
0.01%, 1/15/2026 (a)	EUR	375,000	378,874
0.25%, 7/15/2025 (a)	EUR	2,273,000	2,338,617
2.00%, 7/15/2024 (a)	EUR	1,668,000	1,793,998
			4,511,489
NEW ZEALAND — 0.9%
New Zealand Government Bonds:
Series 0524, 0.50%, 5/15/2024	NZD	775,000	461,782
Series 0425, 2.75%, 4/15/2025	NZD	1,595,000	961,945
			1,423,727

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
NORWAY — 0.6%
Norway Government Bonds:
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,800,000	$347,828
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,525,000	513,530
			861,358
PERU — 0.1%
Peru Government Bonds 5.70%, 8/12/2024	PEN	550,000	144,079
POLAND — 1.8%
Republic of Poland Government Bonds:
Series 0724, 0.01%, 7/25/2024	PLN	1,125,000	242,100
Series 0425, 0.75%, 4/25/2025	PLN	1,995,000	416,639
Series 1024, 2.25%, 10/25/2024	PLN	3,975,000	871,021
Series 0424, 2.50%, 4/25/2024	PLN	2,205,000	493,212
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	819,132
			2,842,104
PORTUGAL — 0.9%
Portugal Obrigacoes do Tesouro OT 2.88%, 10/15/2025 (a)	EUR	1,325,000	1,443,416
ROMANIA — 0.8%
Romania Government Bonds:
Series 4Y, 3.50%, 11/25/2025	RON	1,425,000	285,840
Series 5Y, 3.65%, 7/28/2025	RON	1,650,000	336,460
Series 4YR, 3.70%, 11/25/2024	RON	1,215,000	253,883
Series 5Y, 4.50%, 6/17/2024	RON	840,000	180,036
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	239,450
			1,295,669
SINGAPORE — 1.1%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	315,000	221,987
2.38%, 6/1/2025	SGD	945,000	699,615
3.00%, 9/1/2024	SGD	1,100,000	824,819
			1,746,421
Security Description		Principal Amount	Value
SLOVAKIA — 0.7%
Slovakia Government Bonds:
Series 240, 0.01%, 6/17/2024	EUR	200,000	$209,225
Series 238, 0.25%, 5/14/2025	EUR	140,000	142,493
Series 223, 3.38%, 11/15/2024	EUR	475,000	517,111
Series 216, 4.35%, 10/14/2025	EUR	150,000	167,042
			1,035,871
SLOVENIA — 0.3%
Slovenia Government Bonds:
Series RS89, 0.01%, 2/13/2026	EUR	80,000	80,430
Series RS75, 2.13%, 7/28/2025	EUR	250,000	269,445
Series RS66, 4.63%, 9/9/2024	EUR	150,000	168,274
			518,149
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
Series 2406, 1.13%, 6/10/2024	KRW	1,608,000,000	1,203,949
Series 2603, 1.25%, 3/10/2026	KRW	315,000,000	228,093
Series 2409, 1.38%, 9/10/2024	KRW	1,355,000,000	1,012,813
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	667,686
Series 2412, 1.88%, 12/10/2024	KRW	195,000,000	146,243
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,343,570
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,122,677
Series 2409, 3.13%, 9/10/2024	KRW	461,750,000	353,763
Series 2506, 3.13%, 6/10/2025	KRW	1,343,000,000	1,026,936
			7,105,730
SPAIN — 4.6%
Spain Government Bonds:
0.01%, 5/31/2024	EUR	300,000	314,959
0.01%, 1/31/2025	EUR	694,000	715,698
0.01%, 5/31/2025	EUR	625,000	637,920
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	525,000	550,614
1.60%, 4/30/2025 (a)	EUR	950,000	1,005,585
2.15%, 10/31/2025 (a)	EUR	1,175,000	1,255,610
2.75%, 10/31/2024 (a)	EUR	925,000	1,002,168
3.80%, 4/30/2024 (a)	EUR	675,000	739,507

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
4.65%, 7/30/2025 (a)	EUR	775,000	$875,318
			7,097,379
SWEDEN — 0.4%
Sweden Government Bonds Series 1058, 2.50%, 5/12/2025 (a)	SEK	7,160,000	685,153
SWITZERLAND — 0.4%
Swiss Confederation Government Bonds:
1.25%, 6/11/2024	CHF	300,000	328,652
1.50%, 7/24/2025	CHF	320,000	352,453
			681,105
THAILAND — 1.9%
Thailand Government Bonds:
0.75%, 6/17/2024	THB	14,200,000	410,412
0.75%, 9/17/2024	THB	3,900,000	112,362
0.95%, 6/17/2025	THB	20,025,000	574,289
1.45%, 12/17/2024	THB	40,300,000	1,171,846
3.85%, 12/12/2025	THB	24,600,000	756,475
			3,025,384
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.25%, 1/31/2025	GBP	1,290,000	1,491,918
0.63%, 6/7/2025	GBP	1,425,000	1,658,374
1.00%, 4/22/2024	GBP	490,000	587,014
Series REGS, 2.00%, 9/7/2025	GBP	1,050,000	1,249,632
2.75%, 9/7/2024	GBP	935,000	1,136,873
5.00%, 3/7/2025	GBP	800,000	1,011,085
			7,134,896
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $159,569,422)			153,913,432
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c) (Cost $128,136)	128,136	128,136
TOTAL INVESTMENTS — 99.1% (Cost $159,697,558)		154,041,568
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,335,063
NET ASSETS — 100.0%		$155,376,631

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.0% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$153,913,432	$—	$153,913,432
Short-Term Investment	128,136	—	—	128,136
TOTAL INVESTMENTS	$128,136	$153,913,432	$—	$154,041,568

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$3,034,736	$2,906,600	$—	$—	128,136	$128,136	$2,228
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
APPAREL — 0.8%
NIKE, Inc.:
2.75%, 3/27/2027	$25,000	$23,771
3.25%, 3/27/2040	25,000	21,197
3.38%, 3/27/2050	50,000	41,254
3.63%, 5/1/2043	75,000	64,342
PVH Corp. 4.63%, 7/10/2025	25,000	24,461
		175,025
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	47,405
General Motors Co.:
5.95%, 4/1/2049	75,000	70,318
6.13%, 10/1/2025	50,000	50,874
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	47,813
4.25%, 5/15/2023	25,000	24,949
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	122,365
		363,724
BANKS — 22.7%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	100,000	100,871
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	25,000	24,439
1.13%, 9/18/2025	100,000	90,437
Banco Santander SA:
2.71%, 6/27/2024	100,000	96,596
4.38%, 4/12/2028	35,000	33,143
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (a)	25,000	20,449
Bank of Montreal:
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (a)	25,000	19,967
5 year USD Swap + 1.43%, 3.80%, 12/15/2032 (a)	75,000	67,335
Series E, 3.30%, 2/5/2024	25,000	24,560
Series MTN, 0.63%, 7/9/2024	50,000	47,257
Series MTN, 1.50%, 1/10/2025	50,000	47,018
Series MTN, 1.85%, 5/1/2025	175,000	163,975
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a)	150,000	133,992
Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
SOFR + 1.15%, 3.99%, 6/13/2028 (a)	$25,000	$24,310
SOFR + 1.42%, 4.29%, 6/13/2033 (a)	25,000	23,947
Series MTN, 1.60%, 4/24/2025	50,000	46,645
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	47,157
4.50%, 12/16/2025	100,000	98,004
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (a)	150,000	140,167
Canadian Imperial Bank of Commerce 3.95%, 8/4/2025	50,000	48,756
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	94,660
4.65%, 7/23/2048	25,000	23,162
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (a)	100,000	94,726
SOFR + 1.38%, 2.90%, 11/3/2042 (a)	25,000	17,870
SOFR + 2.09%, 4.91%, 5/24/2033 (a)	50,000	49,004
SOFR + 2.84%, 3.11%, 4/8/2026 (a)	50,000	47,808
SOFR + 3.91%, 4.41%, 3/31/2031 (a)	50,000	47,566
SOFR + 4.55%, 5.32%, 3/26/2041 (a)	25,000	24,814
Deutsche Bank AG:
4.10%, 1/13/2026	50,000	45,709
SOFR + 2.76%, 3.73%, 1/14/2032 (a)	25,000	18,675
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	23,286
3.85%, 1/26/2027	100,000	96,548
6.25%, 2/1/2041	25,000	27,546
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	50,000	45,021
SOFR + 0.49%, 0.93%, 10/21/2024 (a)	75,000	73,027
SOFR + 1.26%, 2.65%, 10/21/2032 (a)	75,000	61,850
SOFR + 1.47%, 2.91%, 7/21/2042 (a)	25,000	17,912
Series MTN, 3.85%, 7/8/2024	75,000	73,723
HSBC Holdings PLC:
6.80%, 6/1/2038	25,000	25,536
SOFR + 1.43%, 3.00%, 3/10/2026 (a)	100,000	94,821
SOFR + 1.73%, 2.01%, 9/22/2028 (a)	100,000	85,684
SOFR + 2.53%, 4.76%, 3/29/2033 (a)	75,000	68,386

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
4.13%, 12/15/2026	$50,000	$48,823
4.85%, 2/1/2044	37,000	35,573
5.63%, 8/16/2043	125,000	128,859
6.40%, 5/15/2038	100,000	113,949
7.63%, 10/15/2026	50,000	54,351
8.75%, 9/1/2030	50,000	59,765
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (a)	50,000	48,867
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (a)	150,000	141,304
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	25,000	23,926
SOFR + 0.98%, 3.85%, 6/14/2025 (a)	25,000	24,566
SOFR + 1.07%, 1.95%, 2/4/2032 (a)	25,000	20,114
SOFR + 1.46%, 3.16%, 4/22/2042 (a)	20,000	15,222
SOFR + 1.89%, 2.18%, 6/1/2028 (a)	100,000	89,645
SOFR + 2.44%, 3.11%, 4/22/2051 (a)	125,000	88,566
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	49,576
4.34%, 1/9/2048	200,000	155,034
4.38%, 3/22/2028	50,000	47,574
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a)	250,000	235,195
1 year CMT + 3.50%, 3.87%, 7/9/2025 (a)	40,000	38,884
Morgan Stanley:
4.38%, 1/22/2047	50,000	44,806
7.25%, 4/1/2032	50,000	58,447
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	50,000	47,264
SOFR + 0.88%, 1.59%, 5/4/2027 (a)	50,000	45,029
SOFR + 1.36%, 2.48%, 9/16/2036 (a)	100,000	75,628
SOFR + 1.49%, 3.22%, 4/22/2042 (a)	50,000	38,607
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	125,000	117,460
Series F, 3.88%, 4/29/2024	50,000	49,376
Series GMTN, 4.35%, 9/8/2026	50,000	48,778
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (a)	50,000	43,046
NatWest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (a)	100,000	98,017
Regions Bank Series BKNT, 6.45%, 6/26/2037	41,000	41,788
Security Description	Principal Amount	Value
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	$100,000	$92,028
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (a)	50,000	43,250
Toronto-Dominion Bank:
3.77%, 6/6/2025	25,000	24,348
4.46%, 6/8/2032	25,000	24,220
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (a)	129,000	122,104
Series MTN, 2.00%, 9/10/2031	100,000	80,486
Series MTN, 2.65%, 6/12/2024	50,000	48,628
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	47,516
4.42%, 7/24/2039	25,000	20,999
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a)	124,000	117,712
		5,205,689
BEVERAGES — 4.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	46,537
5.45%, 1/23/2039	15,000	15,748
5.80%, 1/23/2059	75,000	82,342
8.20%, 1/15/2039	125,000	163,227
Coca-Cola Co. 2.90%, 5/25/2027	100,000	95,804
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	42,603
2.38%, 10/24/2029	75,000	66,059
3.88%, 5/18/2028	125,000	122,182
3.88%, 4/29/2043	30,000	26,114
5.50%, 1/24/2033	100,000	108,383
Diageo Investment Corp.:
4.25%, 5/11/2042	50,000	47,449
7.45%, 4/15/2035	15,000	18,580
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	20,964
3.35%, 3/15/2051	25,000	18,157
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,228
2.63%, 10/21/2041	50,000	38,662
3.45%, 10/6/2046	25,000	21,384
3.50%, 3/19/2040	50,000	43,053
7.00%, 3/1/2029	50,000	58,196
		1,039,672
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	13,465
2.77%, 9/1/2053	50,000	31,966
3.13%, 5/1/2025	72,000	69,891

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 2/21/2040	$100,000	$78,432
6.40%, 2/1/2039	15,000	16,431
Baxalta, Inc. 5.25%, 6/23/2045	50,000	49,190
		259,375
BUILDING MATERIALS — 1.1%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	23,865
3.38%, 4/5/2040	25,000	19,854
Johnson Controls International PLC 4.95%, 7/2/2064 (b)	50,000	45,115
Owens Corning:
3.95%, 8/15/2029	100,000	94,254
4.30%, 7/15/2047	75,000	61,874
		244,962
CHEMICALS — 0.7%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	21,603
Dow Chemical Co.:
2.10%, 11/15/2030	25,000	20,901
3.60%, 11/15/2050	25,000	18,697
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	19,589
Linde, Inc. 1.10%, 8/10/2030	25,000	19,963
Sherwin-Williams Co. 4.05%, 8/8/2024	50,000	49,433
		150,186
COMMERCIAL SERVICES — 0.8%
Moody's Corp. 4.25%, 2/1/2029	25,000	24,426
RELX Capital, Inc. 3.00%, 5/22/2030	25,000	22,248
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	80,360
2.30%, 8/15/2060	75,000	43,423
2.50%, 12/1/2029	25,000	22,214
		192,671
COMPUTERS — 5.9%
Apple, Inc.:
2.38%, 2/8/2041	125,000	93,661
2.55%, 8/20/2060	50,000	33,143
2.65%, 2/8/2051	50,000	35,063
2.70%, 8/5/2051	25,000	17,606
2.80%, 2/8/2061	125,000	85,144
2.85%, 5/11/2024	50,000	49,156
3.20%, 5/11/2027	100,000	97,447
3.35%, 2/9/2027	25,000	24,405
4.50%, 2/23/2036	25,000	25,833
4.65%, 2/23/2046	150,000	150,490
Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	$50,000	$50,315
8.35%, 7/15/2046	7,000	8,516
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	50,000	48,098
HP, Inc.:
1.45%, 6/17/2026	75,000	67,497
2.65%, 6/17/2031	125,000	102,032
3.00%, 6/17/2027	125,000	116,449
3.40%, 6/17/2030	50,000	44,286
4.20%, 4/15/2032	100,000	90,054
6.00%, 9/15/2041	75,000	76,806
International Business Machines Corp.:
2.85%, 5/15/2040	75,000	55,167
3.30%, 1/27/2027	50,000	47,908
3.63%, 2/12/2024	25,000	24,697
4.25%, 5/15/2049	15,000	12,849
		1,356,622
COSMETICS/PERSONAL CARE — 1.9%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	47,760
Unilever Capital Corp.:
2.13%, 9/6/2029	175,000	153,009
2.60%, 5/5/2024	150,000	146,622
3.50%, 3/22/2028	100,000	96,643
		444,034
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	23,767
DIVERSIFIED FINANCIAL SERVICES — 1.1%
American Express Co.:
3.38%, 5/3/2024	50,000	49,029
4.05%, 12/3/2042	21,000	19,380
SOFR + 2.26%, 4.99%, 5/26/2033 (a)	25,000	24,572
Mastercard, Inc.:
3.50%, 2/26/2028	50,000	48,409
3.95%, 2/26/2048	25,000	22,542
Visa, Inc.:
1.90%, 4/15/2027	49,000	45,201
2.75%, 9/15/2027	25,000	23,700
4.30%, 12/14/2045	25,000	24,096
		256,929
ELECTRIC — 6.0%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	34,840
Arizona Public Service Co. 3.50%, 12/1/2049	45,000	32,466
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	25,000	21,055
4.25%, 9/15/2048	25,000	21,688

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Edison Co.:
2.20%, 3/1/2030	$8,000	$6,872
4.35%, 11/15/2045	49,000	43,210
6.45%, 1/15/2038	25,000	28,951
Series 130, 3.13%, 3/15/2051	25,000	17,958
Dominion Energy South Carolina, Inc. 5.45%, 2/1/2041	25,000	25,490
Dominion Energy, Inc.:
5.38%, 11/15/2032	50,000	51,318
7.00%, 6/15/2038	25,000	28,429
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	18,544
Series C, 2.63%, 3/1/2031	25,000	21,628
Enel Chile SA 4.88%, 6/12/2028	75,000	72,719
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	48,934
Exelon Corp.:
3.40%, 4/15/2026	25,000	24,042
4.70%, 4/15/2050	50,000	45,344
5.10%, 6/15/2045	25,000	23,664
Indiana Michigan Power Co. Series H, 6.05%, 3/15/2037	25,000	27,143
Northern States Power Co. 4.50%, 6/1/2052	25,000	23,085
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	23,762
Ohio Power Co. 4.00%, 6/1/2049	25,000	20,860
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	20,372
5.30%, 6/1/2042	25,000	25,902
5.75%, 3/15/2029	25,000	26,511
Public Service Co. of Colorado 6.50%, 8/1/2038	50,000	57,478
Public Service Electric & Gas Co. Series MTN, 2.70%, 5/1/2050	25,000	16,985
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	20,002
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	37,050
Sempra Energy:
3.40%, 2/1/2028	50,000	47,065
4.00%, 2/1/2048	75,000	61,111
Virginia Electric & Power Co.:
2.95%, 11/15/2051	150,000	102,709
8.88%, 11/15/2038	25,000	34,632
Series B, 3.75%, 5/15/2027	200,000	194,282
Series C, 4.63%, 5/15/2052	25,000	22,737
Wisconsin Power & Light Co. 3.65%, 4/1/2050	25,000	19,194
Security Description	Principal Amount	Value
Xcel Energy, Inc. 3.40%, 6/1/2030	$25,000	$22,834
		1,370,866
ELECTRONICS — 0.3%
Flex Ltd.:
3.75%, 2/1/2026	5,000	4,802
4.88%, 5/12/2030	41,000	39,877
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	24,755
		69,434
FOOD — 1.6%
Campbell Soup Co.:
3.95%, 3/15/2025	25,000	24,552
4.15%, 3/15/2028	100,000	97,954
4.80%, 3/15/2048	50,000	46,622
Conagra Brands, Inc. 5.30%, 11/1/2038	25,000	24,531
General Mills, Inc.:
3.00%, 2/1/2051	50,000	36,515
3.20%, 2/10/2027	25,000	24,041
Kellogg Co. 3.25%, 4/1/2026	50,000	47,899
Kroger Co. 1.70%, 1/15/2031	25,000	19,924
Mondelez International, Inc. 1.50%, 5/4/2025	50,000	46,780
		368,818
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	12,145
GAS — 0.2%
NiSource, Inc. 3.95%, 3/30/2048	20,000	16,299
Southern California Gas Co. 3.15%, 9/15/2024	25,000	24,422
		40,721
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	47,902
HEALTH CARE PRODUCTS — 1.5%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	51,903
4.90%, 11/30/2046	25,000	25,702
Baxter International, Inc.:
1.92%, 2/1/2027	50,000	44,747
2.54%, 2/1/2032	75,000	61,102
3.13%, 12/1/2051	50,000	32,400
3.50%, 8/15/2046	25,000	17,674
3.95%, 4/1/2030	25,000	23,275
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	2,856
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	28,865

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Medtronic, Inc. 4.63%, 3/15/2045	$25,000	$24,492
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	50,000	41,575
		354,591
HEALTH CARE SERVICES — 0.1%
Aetna, Inc. 4.75%, 3/15/2044	25,000	22,841
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	75,000	73,129
3.10%, 8/15/2027	25,000	24,111
3.25%, 8/15/2032	25,000	23,438
		120,678
HOUSEHOLD PRODUCTS & WARES — 0.4%
Kimberly-Clark Corp.:
3.10%, 3/26/2030	47,000	43,589
5.30%, 3/1/2041	50,000	53,145
		96,734
INSURANCE — 1.5%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (a)	50,000	47,273
Allstate Corp. 3.85%, 8/10/2049	25,000	20,077
AXA SA 8.60%, 12/15/2030	75,000	90,094
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	50,000	43,979
4.30%, 4/15/2043	50,000	42,238
MetLife, Inc. 4.55%, 3/23/2030	75,000	73,871
Travelers Cos., Inc. 3.05%, 6/8/2051	25,000	17,833
		335,365
INTERNET — 0.7%
Alphabet, Inc.:
0.80%, 8/15/2027	25,000	21,928
1.90%, 8/15/2040	25,000	17,521
Amazon.com, Inc.:
4.05%, 8/22/2047	3,000	2,727
4.25%, 8/22/2057	3,000	2,738
eBay, Inc.:
1.90%, 3/11/2025	50,000	47,295
3.65%, 5/10/2051	75,000	56,099
Meta Platforms, Inc. 4.65%, 8/15/2062	25,000	22,132
		170,440
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	49,211
Security Description	Principal Amount	Value
Caterpillar, Inc. 4.30%, 5/15/2044	$50,000	$47,848
		97,059
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	89,618
1.88%, 1/15/2026	10,000	9,207
4.20%, 1/15/2024	50,000	49,448
Deere & Co.:
3.10%, 4/15/2030	25,000	23,105
3.75%, 4/15/2050	25,000	22,177
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	20,201
Series MTN, 0.45%, 1/17/2024	25,000	24,217
Xylem, Inc.:
3.25%, 11/1/2026	50,000	47,737
4.38%, 11/1/2046	25,000	21,844
		307,554
MEDIA — 1.5%
Comcast Corp.:
2.89%, 11/1/2051	100,000	68,241
3.75%, 4/1/2040	50,000	42,973
5.35%, 11/15/2027	100,000	104,096
5.50%, 11/15/2032	50,000	53,312
Walt Disney Co.:
2.65%, 1/13/2031	50,000	44,127
3.50%, 5/13/2040	25,000	21,206
		333,955
MINING — 1.8%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	8,000	6,961
Barrick Gold Corp. 6.45%, 10/15/2035	20,000	21,769
Newmont Corp. 6.25%, 10/1/2039	125,000	136,512
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	53,202
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	25,000	28,212
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	25,000	24,279
Teck Resources Ltd.:
3.90%, 7/15/2030	25,000	22,940
5.20%, 3/1/2042	125,000	114,330
		408,205
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 3.13%, 9/19/2046	21,000	15,143
Series MTN, 3.63%, 10/15/2047	25,000	19,704

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$25,000	$20,848
Illinois Tool Works, Inc. 3.90%, 9/1/2042	49,000	44,219
		99,914
OIL & GAS — 2.1%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	25,000	21,817
3.00%, 2/24/2050	25,000	17,716
3.38%, 2/8/2061	25,000	18,016
3.41%, 2/11/2026	50,000	48,709
ConocoPhillips Co. 4.03%, 3/15/2062	50,000	40,735
Devon Energy Corp. 5.60%, 7/15/2041	20,000	19,159
Hess Corp.:
6.00%, 1/15/2040	25,000	25,242
7.30%, 8/15/2031	5,000	5,566
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	47,874
Shell International Finance BV:
2.75%, 4/6/2030	50,000	45,614
3.25%, 4/6/2050	50,000	38,149
3.88%, 11/13/2028	25,000	24,620
Suncor Energy, Inc. 6.80%, 5/15/2038	25,000	27,455
TotalEnergies Capital International SA:
2.43%, 1/10/2025	25,000	24,193
2.99%, 6/29/2041	47,000	36,725
3.46%, 7/12/2049	45,000	35,677
		477,267
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047	80,000	65,046
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	24,591
PHARMACEUTICALS — 6.9%
AstraZeneca PLC:
3.13%, 6/12/2027	55,000	52,513
4.38%, 11/16/2045	25,000	24,035
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	41,116
3.70%, 6/6/2027	15,000	14,499
3.79%, 5/20/2050	25,000	20,265
4.69%, 12/15/2044	125,000	116,355
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	16,000	15,191
CVS Health Corp.:
2.13%, 9/15/2031	25,000	20,406
3.63%, 4/1/2027	75,000	72,283
Security Description	Principal Amount	Value
5.05%, 3/25/2048	$50,000	$46,786
6.13%, 9/15/2039	25,000	26,429
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	15,000	14,663
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	20,747
6.38%, 5/15/2038	75,000	88,332
Johnson & Johnson:
0.55%, 9/1/2025	50,000	45,932
1.30%, 9/1/2030	50,000	41,908
2.25%, 9/1/2050	50,000	33,601
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	40,000	42,686
Merck & Co., Inc.:
2.15%, 12/10/2031	50,000	42,239
2.35%, 6/24/2040	25,000	18,433
2.75%, 12/10/2051	25,000	17,700
3.40%, 3/7/2029	50,000	48,067
4.15%, 5/18/2043	45,000	42,181
Novartis Capital Corp.:
1.75%, 2/14/2025	200,000	190,742
2.00%, 2/14/2027	175,000	161,570
2.20%, 8/14/2030	100,000	87,731
2.75%, 8/14/2050	25,000	18,502
4.40%, 5/6/2044	25,000	24,623
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	23,238
2.70%, 5/28/2050	25,000	17,924
7.20%, 3/15/2039	25,000	31,492
Sanofi:
3.38%, 6/19/2023	25,000	24,896
3.63%, 6/19/2028	50,000	48,858
Viatris, Inc. 2.70%, 6/22/2030	25,000	20,375
Wyeth LLC 6.45%, 2/1/2024	25,000	25,269
		1,581,587
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	22,540
4.00%, 11/15/2049	25,000	19,783
Kinder Morgan, Inc.:
1.75%, 11/15/2026	25,000	22,525
2.00%, 2/15/2031	25,000	20,178
5.05%, 2/15/2046	50,000	43,992
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	50,000	48,302
TransCanada PipeLines Ltd. 7.63%, 1/15/2039	50,000	59,278
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	21,855
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	45,345
		303,798

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 7.2%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$50,000	$37,450
2.00%, 5/18/2032	50,000	38,203
3.00%, 5/18/2051	25,000	15,368
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	50,000	40,199
5.00%, 2/15/2033	50,000	50,784
Series MTN, 3.20%, 1/15/2028	75,000	70,003
Series MTN, 3.35%, 5/15/2027	50,000	47,087
Series MTN, 3.90%, 10/15/2046	50,000	39,292
Boston Properties LP:
2.45%, 10/1/2033	100,000	67,147
2.75%, 10/1/2026	75,000	64,716
3.25%, 1/30/2031	100,000	78,867
3.40%, 6/21/2029	75,000	61,186
3.65%, 2/1/2026	100,000	91,747
3.80%, 2/1/2024	75,000	72,527
Brixmor Operating Partnership LP 3.90%, 3/15/2027	25,000	23,157
Digital Realty Trust LP 4.45%, 7/15/2028	25,000	23,533
Healthpeak OP LLC:
2.88%, 1/15/2031	25,000	21,517
3.00%, 1/15/2030	50,000	43,841
3.25%, 7/15/2026	100,000	95,047
3.50%, 7/15/2029	50,000	45,678
6.75%, 2/1/2041	25,000	26,487
Host Hotels & Resorts LP:
Series E, 4.00%, 6/15/2025	75,000	72,082
Series I, 3.50%, 9/15/2030	75,000	63,575
Series J, 2.90%, 12/15/2031	50,000	39,038
Kilroy Realty LP:
2.50%, 11/15/2032	75,000	47,278
2.65%, 11/15/2033	50,000	31,058
4.25%, 8/15/2029	50,000	41,600
4.38%, 10/1/2025	25,000	22,680
Prologis LP:
2.25%, 4/15/2030	25,000	21,244
4.38%, 9/15/2048	10,000	8,760
Regency Centers LP 3.60%, 2/1/2027	25,000	23,735
Simon Property Group LP:
2.20%, 2/1/2031	25,000	20,138
3.38%, 12/1/2027	45,000	41,994
4.75%, 3/15/2042	3,000	2,647
Ventas Realty LP:
3.75%, 5/1/2024	25,000	24,470
4.00%, 3/1/2028	50,000	47,037
Welltower OP LLC:
2.75%, 1/15/2032	50,000	40,971
Security Description	Principal Amount	Value
2.80%, 6/1/2031	$25,000	$20,778
Weyerhaeuser Co. 4.00%, 4/15/2030	25,000	23,403
		1,646,324
RETAIL — 2.0%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	46,239
3.13%, 12/15/2049	50,000	37,040
5.88%, 12/16/2036	25,000	27,896
5.95%, 4/1/2041	25,000	28,029
Lowe's Cos., Inc.:
3.75%, 4/1/2032	50,000	45,881
5.13%, 4/15/2050	50,000	47,146
Target Corp.:
2.25%, 4/15/2025	49,000	47,082
3.63%, 4/15/2046	5,000	4,162
3.90%, 11/15/2047	45,000	38,861
6.50%, 10/15/2037	10,000	11,686
Walmart, Inc.:
1.80%, 9/22/2031	50,000	42,284
2.50%, 9/22/2041	25,000	18,951
2.65%, 9/22/2051	25,000	18,032
2.85%, 7/8/2024	50,000	48,939
		462,228
SEMICONDUCTORS — 2.5%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	15,959
5.85%, 6/15/2041	25,000	27,706
Intel Corp.:
3.40%, 3/25/2025	75,000	73,709
4.00%, 12/15/2032	53,000	50,557
4.10%, 5/19/2046	50,000	42,580
4.25%, 12/15/2042	125,000	109,792
4.75%, 3/25/2050	75,000	68,645
NVIDIA Corp. 2.85%, 4/1/2030	50,000	45,510
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041	25,000	18,172
QUALCOMM, Inc.:
3.25%, 5/20/2027	25,000	24,184
4.80%, 5/20/2045	25,000	24,885
Texas Instruments, Inc.:
1.90%, 9/15/2031	25,000	20,932
2.63%, 5/15/2024	44,000	42,961
		565,592
SOFTWARE — 4.4%
Adobe, Inc.:
1.90%, 2/1/2025	100,000	95,693
2.15%, 2/1/2027	50,000	46,486
2.30%, 2/1/2030	75,000	66,565
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	25,000	24,373

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Microsoft Corp.:
2.53%, 6/1/2050	$75,000	$52,820
2.92%, 3/17/2052	125,000	94,724
3.13%, 11/3/2025	100,000	97,544
Oracle Corp.:
3.40%, 7/8/2024	75,000	73,486
4.00%, 11/15/2047	58,000	44,270
4.38%, 5/15/2055	75,000	59,259
4.50%, 7/8/2044	5,000	4,180
5.38%, 7/15/2040	50,000	47,867
6.50%, 4/15/2038	75,000	81,286
Salesforce, Inc.:
1.50%, 7/15/2028	125,000	110,337
1.95%, 7/15/2031	25,000	20,922
2.90%, 7/15/2051	75,000	53,247
3.05%, 7/15/2061	50,000	34,287
		1,007,346
TELECOMMUNICATIONS — 9.7%
AT&T, Inc.:
2.25%, 2/1/2032	50,000	40,833
2.30%, 6/1/2027	15,000	13,743
2.75%, 6/1/2031	51,000	43,901
3.50%, 6/1/2041	175,000	138,131
3.50%, 9/15/2053	50,000	36,308
3.80%, 2/15/2027	50,000	48,379
3.85%, 6/1/2060	150,000	112,417
4.25%, 3/1/2027	50,000	49,543
4.85%, 3/1/2039	8,000	7,504
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	21,946
British Telecommunications PLC 9.63%, 12/15/2030	75,000	93,838
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	49,399
3.50%, 6/15/2025	150,000	146,983
5.50%, 1/15/2040	50,000	54,620
5.90%, 2/15/2039	175,000	197,521
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	200,000	244,402
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	24,366
Orange SA 5.50%, 2/6/2044	25,000	26,337
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	24,170
4.67%, 3/6/2038	50,000	43,834
5.21%, 3/8/2047	25,000	21,866
5.52%, 3/1/2049	100,000	89,795
7.05%, 6/20/2036	50,000	55,036
TELUS Corp. 3.70%, 9/15/2027	25,000	24,178
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
1.45%, 3/20/2026	$25,000	$23,008
1.50%, 9/18/2030	2,000	1,615
2.55%, 3/21/2031	100,000	85,195
2.85%, 9/3/2041	175,000	127,596
2.88%, 11/20/2050	25,000	16,685
2.99%, 10/30/2056	25,000	16,257
3.00%, 3/22/2027	2,000	1,901
3.00%, 11/20/2060	25,000	16,034
3.55%, 3/22/2051	75,000	57,363
4.13%, 3/16/2027	54,000	53,561
4.27%, 1/15/2036	15,000	13,937
4.52%, 9/15/2048	9,000	8,116
Vodafone Group PLC:
4.88%, 6/19/2049	100,000	90,347
6.15%, 2/27/2037	100,000	107,098
		2,227,763
TOYS/GAMES/HOBBIES — 0.4%
Hasbro, Inc.:
3.55%, 11/19/2026	46,000	43,220
5.10%, 5/15/2044	50,000	43,750
		86,970
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	50,000	39,891
3.10%, 12/2/2051	50,000	35,911
4.00%, 6/1/2028	25,000	24,592
		100,394
TOTAL CORPORATE BONDS & NOTES (Cost $26,280,526)		22,518,784
TOTAL INVESTMENTS — 98.1% (Cost $26,280,526)		22,518,784
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		427,789
NET ASSETS — 100.0%		$22,946,573
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$22,518,784	$—	$22,518,784
TOTAL INVESTMENTS	$—	$22,518,784	$—	$22,518,784
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 100.2%
AUSTRALIA — 4.6%
Australia Government Bonds:
Series 32CI, 0.25%, 11/21/2032	AUD	3,254,735	$2,038,137
Series 27CI, 0.75%, 11/21/2027	AUD	5,739,943	3,897,148
Series 50CI, 1.00%, 2/21/2050	AUD	3,405,480	2,060,094
Series 40CI, 1.25%, 8/21/2040	AUD	3,890,871	2,570,088
Series 35CI, 2.00%, 8/21/2035	AUD	3,928,174	2,905,958
Series 30CI, 2.50%, 9/20/2030	AUD	6,620,082	4,992,131
Series 25CI, 3.00%, 9/20/2025	AUD	7,912,093	5,729,262
			24,192,818
BRAZIL — 8.1%
Brazil Notas do Tesouro Nacional:
Series NTNB, 6.00%, 8/15/2024	BRL	32,448,706	6,387,272
Series NTNB, 6.00%, 5/15/2025	BRL	21,020,231	4,169,353
Series NTNB, 6.00%, 8/15/2026	BRL	20,101,871	4,001,942
Series NTNB, 6.00%, 8/15/2028	BRL	10,510,115	2,084,034
Series NTNB, 6.00%, 8/15/2030	BRL	16,693,737	3,312,937
Series NTNB, 6.00%, 5/15/2035	BRL	17,754,950	3,471,782
Series NTNB, 6.00%, 8/15/2040	BRL	13,959,066	2,706,446
Series NTNB, 6.00%, 5/15/2045	BRL	16,081,497	3,084,884
Series NTNB, 6.00%, 8/15/2050	BRL	22,856,950	4,375,708
Series NTNB, 6.00%, 5/15/2055	BRL	15,265,177	2,925,072
Brazil Notas do Tesouro Nacional Serie B:
Series B, 6.00%, 5/15/2027	BRL	12,244,795	2,441,865
Series NTNB, 6.00%, 8/15/2032	BRL	12,857,034	2,534,184
Series NTNB, 6.00%, 8/15/2060	BRL	5,918,317	1,136,299
			42,631,778
Security Description		Principal Amount	Value
CANADA — 4.5%
Canada Government Real Return Bonds:
Series CPI, 0.25%, 12/1/2054	CAD	1,294,498	$699,670
Series CPI, 0.50%, 12/1/2050	CAD	4,362,856	2,598,178
Series CPI, 1.25%, 12/1/2047	CAD	4,056,335	2,910,544
Series CPI, 1.50%, 12/1/2044	CAD	4,259,488	3,206,128
Series CPI, 2.00%, 12/1/2041	CAD	4,565,651	3,711,188
Series CPI, 3.00%, 12/1/2036	CAD	4,467,541	3,967,128
Series CPI, 4.00%, 12/1/2031	CAD	4,310,657	3,951,719
Series CPI, 4.25%, 12/1/2026	CAD	3,600,442	2,960,299
			24,004,854
CHILE — 4.7%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,031,688,920	1,235,197
0.01%, 10/1/2028	CLP	1,511,957,900	1,721,294
0.01%, 10/1/2033	CLP	1,387,443,720	1,458,143
1.50%, 3/1/2026	CLP	4,126,755,680	5,113,969
1.90%, 9/1/2030	CLP	2,525,859,080	3,225,817
2.00%, 3/1/2035	CLP	3,272,944,160	4,250,707
2.10%, 7/15/2050	CLP	1,280,717,280	1,735,258
Series 30YR, 3.00%, 1/1/2044	CLP	3,824,410,000	5,905,256
			24,645,641
COLOMBIA — 4.6%
Colombia TES:
Series UVR, 2.25%, 4/18/2029	COP	10,660,686,750	1,984,577
Series UVR, 3.00%, 3/25/2033	COP	12,009,386,150	2,187,115
Series UVR, 3.30%, 3/17/2027	COP	17,260,159,500	3,552,674
Series UVR, 3.50%, 5/7/2025	COP	13,808,127,600	2,959,259
Series UVR, 3.75%, 2/25/2037	COP	22,566,383,150	4,168,280
Series UVR, 3.75%, 6/16/2049	COP	21,422,903,850	3,779,266
Series UVR, 4.75%, 4/4/2035	COP	25,991,769,600	5,396,545
			24,027,716

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 8.0%
French Republic Government Bonds OAT:
Series OATI, 0.10%, 3/1/2025	EUR	2,201,922	$2,406,393
Series OATE, 0.10%, 3/1/2026 (a)	EUR	2,728,490	2,983,339
Series OATI, 0.10%, 3/1/2028	EUR	2,319,244	2,556,027
Series OATE, 0.10%, 3/1/2029	EUR	1,696,392	1,839,358
Series OATE, 0.10%, 7/25/2031 (a)	EUR	2,013,825	2,173,917
Series OATI, 0.10%, 3/1/2032	EUR	1,477,167	1,618,028
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,205,091	1,270,255
Series OATE, 0.10%, 7/25/2036 (a)	EUR	2,453,149	2,521,302
0.10%, 7/25/2038 (a)	EUR	1,122,180	1,142,505
Series OATE, 0.10%, 7/25/2047 (a)	EUR	2,324,372	2,272,025
Series OATE, 0.10%, 7/25/2053 (a)	EUR	926,921	893,961
Series OATE, 0.25%, 7/25/2024	EUR	3,505,492	3,860,718
Series OATE, 0.70%, 7/25/2030 (a)	EUR	3,241,917	3,676,100
Series OATE, 1.80%, 7/25/2040 (a)	EUR	2,399,810	3,125,078
Series OATE, 1.85%, 7/25/2027	EUR	4,151,040	4,882,414
Series OATE, 3.15%, 7/25/2032	EUR	1,769,078	2,437,307
Series OATI, 3.40%, 7/25/2029	EUR	2,062,944	2,752,523
			42,411,250
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
Series I/L, 0.10%, 4/15/2026	EUR	6,512,588	7,101,427
Series I/L, 0.10%, 4/15/2033	EUR	2,449,760	2,713,202
Series I/L, 0.10%, 4/15/2046	EUR	4,706,246	5,412,012
Series I/L, 0.50%, 4/15/2030	EUR	7,745,877	8,786,800
			24,013,441
ISRAEL — 4.5%
Israel Government Bonds - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	8,835,700	2,381,368
Security Description		Principal Amount	Value
Series 1131, 0.10%, 11/30/2031	ILS	7,308,542	$1,879,646
Series 0529, 0.50%, 5/31/2029	ILS	9,053,865	2,448,455
Series 1151, 0.50%, 11/30/2051	ILS	5,012,797	1,173,949
Series 1025, 0.75%, 10/31/2025	ILS	10,348,565	2,849,513
Series 0527, 0.75%, 5/31/2027	ILS	9,006,687	2,479,395
Series 0545, 1.00%, 5/31/2045	ILS	8,301,240	2,262,646
Series 0841, 2.75%, 8/30/2041	ILS	8,169,498	2,901,845
Series 0536, 4.00%, 5/30/2036	ILS	7,810,517	2,956,827
Israel Government Bonds - Galil Series 5904, 4.00%, 7/31/2024	ILS	7,541,002	2,175,032
			23,508,676
ITALY — 4.8%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,528,174	2,299,484
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,192,897	839,602
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,515,842	2,516,938
Series CPI, 0.65%, 5/15/2026	EUR	1,370,544	1,475,060
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,662,474	2,787,237
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,851,935	3,100,375
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,496,868	2,812,903
Series CPI, 2.35%, 9/15/2035 (a)	EUR	2,748,288	3,146,488
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,707,256	3,236,457
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,444,406	2,868,554
			25,083,098
JAPAN — 4.5%
Japan Government CPI Linked Bonds:
Series 26, 0.01%, 3/10/2031	JPY	237,107,250	1,846,939
Series 27, 0.01%, 3/10/2032	JPY	329,382,600	2,549,999
Series 18, 0.10%, 3/10/2024	JPY	156,954,800	1,200,942
Series 19, 0.10%, 9/10/2024	JPY	308,907,800	2,377,260

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series 20, 0.10%, 3/10/2025	JPY	582,768,000	$4,490,584
Series 21, 0.10%, 3/10/2026	JPY	423,430,254	3,296,482
Series 22, 0.10%, 3/10/2027	JPY	228,132,190	1,807,779
Series 23, 0.10%, 3/10/2028	JPY	372,941,475	2,900,980
Series 24, 0.10%, 3/10/2029	JPY	432,358,935	3,391,268
			23,862,233
MEXICO — 4.5%
Mexico Udibonos:
Series S, 2.75%, 11/27/2031	MXN	52,091,743	2,579,805
Series S, 3.00%, 12/3/2026	MXN	28,767,082	1,477,524
Series S, 4.00%, 11/30/2028	MXN	56,756,675	3,091,755
Series S, 4.00%, 11/15/2040	MXN	66,483,055	3,578,251
Series S, 4.00%, 11/8/2046	MXN	52,091,743	2,792,949
Series S, 4.00%, 11/3/2050	MXN	74,638,912	3,969,099
Series S, 4.50%, 12/4/2025	MXN	52,402,738	2,833,654
Series S, 4.50%, 11/22/2035	MXN	61,732,603	3,513,315
			23,836,352
NEW ZEALAND — 3.0%
New Zealand Government Bonds Inflation-Linked:
Series 0925, 2.00%, 9/20/2025	NZD	3,859,808	2,471,526
Series 0935, 2.50%, 9/20/2035	NZD	8,872,864	5,747,567
Series 0940, 2.50%, 9/20/2040	NZD	6,035,040	3,870,665
Series 0930, 3.00%, 9/20/2030	NZD	5,714,230	3,894,735
			15,984,493
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bonds - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	41,420,298	2,066,450
Series 2033, 1.88%, 2/28/2033	ZAR	52,557,701	2,335,407
Series 2025, 2.00%, 1/31/2025	ZAR	63,152,142	3,474,479
Series 2038, 2.25%, 1/31/2038	ZAR	86,775,245	3,651,541
Security Description		Principal Amount	Value
Series 2046, 2.50%, 3/31/2046	ZAR	80,493,753	$3,167,866
Series 2050, 2.50%, 12/31/2050	ZAR	103,229,251	3,886,248
Series R210, 2.60%, 3/31/2028	ZAR	34,162,159	1,819,441
Series R202, 3.45%, 12/7/2033	ZAR	62,971,801	3,227,253
			23,628,685
SOUTH KOREA — 0.8%
Korea Treasury Bonds Inflation-Linked:
Series 2606, 1.00%, 6/10/2026	KRW	1,619,472,980	1,266,253
Series 3006, 1.13%, 6/10/2030	KRW	1,975,271,850	1,541,430
Series 2806, 1.75%, 6/10/2028	KRW	1,730,559,500	1,398,089
			4,205,772
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	5,421,665	5,948,682
0.70%, 11/30/2033 (a)	EUR	5,924,271	6,256,011
1.00%, 11/30/2030 (a)	EUR	5,786,041	6,425,295
1.80%, 11/30/2024 (a)	EUR	4,887,083	5,502,680
			24,132,668
SWEDEN — 4.5%
Sweden Bonds Inflation-Linked:
Series 3112, 0.13%, 6/1/2026 (a)	SEK	43,540,097	4,203,726
Series 3113, 0.13%, 12/1/2027 (a)	SEK	35,649,755	3,418,018
Series 3114, 0.13%, 6/1/2030 (a)	SEK	28,067,223	2,651,880
Series 3111, 0.13%, 6/1/2032 (a)	SEK	31,451,625	2,991,947
Series 3109, 1.00%, 6/1/2025 (a)	SEK	50,231,044	4,950,650
Series 3104, 3.50%, 12/1/2028 (a)	SEK	48,042,210	5,466,711
			23,682,932
TURKEY — 4.4%
Turkey Government Bonds:
Series CPI, 0.01%, 2/11/2032	TRY	24,223,776	1,678,543
Series CPI, 0.01%, 8/4/2032	TRY	12,568,984	883,629
1.50%, 6/18/2025	TRY	20,126,607	1,337,235
Series CPI, 2.00%, 9/18/2024	TRY	2,346,109	156,071

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.40%, 5/8/2024	TRY	51,036,963	$3,204,244
Series CPI, 2.70%, 1/14/2026	TRY	46,800,993	3,469,671
Series CPI, 2.90%, 7/7/2027	TRY	44,938,342	3,756,336
Series CPI, 2.90%, 1/12/2028	TRY	37,261,250	2,785,575
Series CPI, 3.00%, 5/28/2031	TRY	28,149,444	2,392,263
3.20%, 11/6/2024	TRY	8,487,654	587,218
Series CPI, 3.30%, 6/28/2028	TRY	31,283,628	2,382,484
4.10%, 6/5/2024	TRY	10,816,068	702,297
			23,335,566
UNITED KINGDOM — 21.0%
U.K. Inflation-Linked Gilts:
Series 3MO, 0.13%, 3/22/2024	GBP	5,288,184	6,538,451
Series 3MO, 0.13%, 3/22/2026	GBP	3,704,322	4,619,415
Series 3MO, 0.13%, 8/10/2028	GBP	5,045,190	6,383,474
Series 3MO, 0.13%, 3/22/2029	GBP	2,352,249	2,972,279
Series 3MO, 0.13%, 8/10/2031	GBP	3,988,335	5,125,180
Series 3MO, 0.13%, 11/22/2036	GBP	2,411,097	3,027,469
Series 3MO, 0.13%, 3/22/2039	GBP	3,885,632	4,765,474
Series 3MO, 0.13%, 8/10/2041	GBP	5,821,639	7,068,958
Series 3MO, 0.13%, 3/22/2044	GBP	2,638,111	3,116,315
Series 3MO, 0.13%, 3/22/2046	GBP	3,004,969	3,494,719
Series 3MO, 0.13%, 8/10/2048	GBP	2,609,248	3,008,049
Series 3MO, 0.13%, 3/22/2051	GBP	796,289	909,941
Series 3MO, 0.13%, 11/22/2056	GBP	1,543,861	1,764,842
Series 3MO, 0.13%, 3/22/2058	GBP	2,316,259	2,645,448
Series 3MO, 0.13%, 11/22/2065	GBP	1,867,694	2,191,767
Series 3MO, 0.13%, 3/22/2068	GBP	2,813,735	3,322,347
Series 3MO, 0.13%, 3/22/2073	GBP	584,300	736,257
Series 3MO, 0.25%, 3/22/2052	GBP	2,604,959	3,092,645
Series 3MO, 0.38%, 3/22/2062	GBP	3,093,835	3,911,406
Series 3MO, 0.50%, 3/22/2050	GBP	3,123,521	3,947,430
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 3/22/2040	GBP	2,662,464	$3,529,127
Series 3MO, 0.63%, 11/22/2042	GBP	1,661,946	2,199,127
Series 3MO, 0.75%, 3/22/2034	GBP	3,900,473	5,289,484
Series 3MO, 0.75%, 11/22/2047	GBP	2,280,461	3,049,508
Series 3MO, 1.13%, 11/22/2037	GBP	2,440,779	3,479,972
Series 3MO, 1.25%, 11/22/2027	GBP	3,806,024	5,051,940
Series 3MO, 1.25%, 11/22/2032	GBP	3,215,696	4,564,066
Series 3MO, 1.25%, 11/22/2055	GBP	2,586,995	4,058,913
Series 8MO, 2.00%, 1/26/2035	GBP	1,322,986	2,097,863
Series 8MO, 2.50%, 7/17/2024	GBP	2,567,987	3,386,106
Series 8MO, 4.13%, 7/22/2030	GBP	795,633	1,347,432
			110,695,404
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $586,431,830)			527,883,377
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d) (Cost $96,511)	96,511	96,511
TOTAL INVESTMENTS — 100.2% (Cost $586,528,341)		527,979,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,010,498)
NET ASSETS — 100.0%		$526,969,390
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$527,883,377	$—	$527,883,377
Short-Term Investment	96,511	—	—	96,511
TOTAL INVESTMENTS	$96,511	$527,883,377	$—	$527,979,888
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,253	$367,253	$7,331,816	$7,602,558	$—	$—	96,511	$96,511	$4,876
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.2%
ALABAMA — 0.3%
Alabama Federal Aid Highway Finance Authority Revenue, AL:
Series A, 5.00%, 9/1/2024	$100,000	$103,413
Series A, 5.00%, 9/1/2029	525,000	585,171
Series A, 5.00%, 9/1/2030	190,000	211,776
Series B, 5.00%, 9/1/2025	465,000	493,233
Series B, 5.00%, 9/1/2026	500,000	544,222
Alabama Highway Finance Corp. Revenue, AL 5.00%, 8/1/2039	580,000	635,916
Alabama Public School & College Authority Revenue, AL:
Series A, 4.00%, 11/1/2040	1,465,000	1,484,423
Series A, 5.00%, 11/1/2028	545,000	620,101
Series A, 5.00%, 11/1/2030	560,000	661,502
City of Homewood, General Obligation, AL 5.00%, 9/1/2041	315,000	341,243
County of Jefferson, General Obligation, AL Series A, 5.00%, 4/1/2025	3,180,000	3,321,094
Montgomery Water Works & Sanitary Sewer Board Revenue, AL Series A, 4.00%, 9/1/2044	740,000	742,711
State of Alabama, General Obligation, AL Series C, 5.00%, 8/1/2027	110,000	119,212
Tuscaloosa City Board of Education Revenue, AL 5.00%, 8/1/2041	755,000	816,319
University of Alabama Revenue, AL Series A, 4.00%, 7/1/2035	500,000	524,420
Water Works Board of the City of Birmingham Revenue, AL:
Series A, 4.00%, 1/1/2037	235,000	237,600
Series A, 5.00%, 1/1/2032	100,000	109,540
Series A, 5.00%, 1/1/2042	255,000	265,867
Series B, 3.00%, 1/1/2043	165,000	169,341
Series B, 4.00%, 1/1/2036	250,000	265,774
Series B, 5.00%, 1/1/2030	750,000	824,096
		13,076,974
ALASKA — 0.0% (a)
City of Anchorage Water Revenue, AK:
Series B, 5.00%, 5/1/2036	250,000	269,941
Series B, 5.00%, 5/1/2037	500,000	539,083
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2031	90,000	94,355
		903,379
Security Description	Principal Amount	Value
ARIZONA — 1.6%
Arizona Board of Regents Revenue, AZ:
4.00%, 7/1/2040	$500,000	$509,648
Series A, 5.00%, 7/1/2036	625,000	707,689
Series A, 5.00%, 7/1/2041	750,000	827,825
Series A, 5.00%, 7/1/2043	710,000	778,934
Series C, 5.00%, 7/1/2029	1,750,000	2,018,806
Arizona Department of Transportation State Highway Fund Revenue, AZ:
5.00%, 7/1/2027	310,000	335,439
5.00%, 7/1/2028	395,000	427,285
5.00%, 7/1/2031	350,000	359,908
Arizona Transportation Board Revenue, AZ:
5.00%, 7/1/2023	415,000	417,520
5.00%, 7/1/2024	125,000	128,787
5.00%, 7/1/2025	200,000	210,887
5.00%, 7/1/2026	150,000	162,309
Arizona Water Infrastructure Finance Authority Revenue, AZ Series A, 5.00%, 10/1/2029	150,000	155,439
City of Bullhead Excise Taxes Revenue, AZ 2.55%, 7/1/2046	750,000	537,713
City of Mesa Utility System Revenue, AZ:
3.00%, 7/1/2044	1,665,000	1,349,376
4.00%, 7/1/2035	1,405,000	1,479,373
4.00%, 7/1/2043	500,000	502,791
5.00%, 7/1/2045	750,000	821,073
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2024	160,000	164,847
5.00%, 7/1/2026	100,000	108,206
5.00%, 7/1/2045	1,040,000	1,161,606
Series A, 5.00%, 7/1/2026	235,000	248,003
Series A, 5.00%, 7/1/2037	390,000	427,755
Series A, 5.00%, 7/1/2040	855,000	953,350
Series B, 5.00%, 7/1/2026	55,000	56,611
City of Phoenix, General Obligation, AZ 5.00%, 7/1/2026	300,000	325,107
City of Scottsdale, General Obligation, AZ 4.00%, 7/1/2024	200,000	203,507
Maricopa County Community College District, General Obligation, AZ 5.00%, 7/1/2023	230,000	231,318
Maricopa County Special Health Care District, General Obligation, AZ:
4.00%, 7/1/2038	430,000	433,932

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2028	$2,935,000	$3,293,076
5.00%, 7/1/2029	730,000	830,313
Series D, 4.00%, 7/1/2035	1,665,000	1,754,367
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ:
Series E, 5.00%, 7/1/2025	1,000,000	1,055,333
Series E, 5.00%, 7/1/2026	1,100,000	1,190,982
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
5.00%, 1/1/2024	170,000	173,097
Series A, 5.00%, 1/1/2030	5,000,000	5,851,553
Series A, 5.00%, 1/1/2029	1,000,000	1,147,514
Series A, 5.00%, 1/1/2031	17,540,000	20,849,219
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2026	580,000	632,590
Town of Queen Creek Excise Tax Revenue, AZ 4.00%, 8/1/2045	2,385,000	2,377,792
University of Arizona Revenue, AZ:
5.00%, 6/1/2029	420,000	449,853
5.00%, 6/1/2032	385,000	411,520
5.00%, 6/1/2033	270,000	288,092
5.00%, 6/1/2038	230,000	243,195
Series A, 5.00%, 6/1/2040	2,715,000	3,045,415
Series A, Class A, 5.00%, 6/1/2042	665,000	741,257
		60,380,212
ARKANSAS — 0.2%
City of Fayetteville Sales & Use Tax Revenue, AR Series A, 5.00%, 11/1/2026	570,000	619,051
City of Rogers Sales & Use Tax Revenue, AR Series B, 3.88%, 11/1/2039	350,000	350,203
City of Springdale Sales & Use Tax Revenue, AR 5.00%, 4/1/2037 (b)	1,170,000	1,190,401
Little Rock School District, General Obligation, AR:
Series A, 2.00%, 2/1/2039	2,000,000	1,499,135
Series A, 2.13%, 2/1/2042	735,000	522,904
Series A, 2.25%, 2/1/2044	1,310,000	918,329
University of Arkansas Revenue, AR Series A, Class A, 5.00%, 12/1/2045	750,000	822,679
		5,922,702
CALIFORNIA — 17.0%
Antelope Valley Community College District, General Obligation, CA 4.00%, 8/1/2045	3,650,000	3,672,827
Security Description	Principal Amount	Value
Arcadia Unified School District, General Obligation, CA:
3.25%, 8/1/2036	$365,000	$359,281
3.25%, 8/1/2037	240,000	232,587
Bay Area Toll Authority Revenue, CA:
2.00%, 4/1/2056 (c)	1,000,000	932,559
2.13%, 4/1/2053 (c)	575,000	563,960
4.00%, 4/1/2034	555,000	581,340
4.00%, 4/1/2042	125,000	125,909
5.00%, 4/1/2023	535,000	535,000
5.00%, 4/1/2024	250,000	256,234
California Infrastructure & Economic Development Bank Revenue, CA:
4.00%, 4/1/2025	1,000,000	1,032,379
5.00%, 10/1/2025	295,000	314,726
5.00%, 10/1/2026	150,000	164,447
5.00%, 10/1/2028	490,000	531,308
5.00%, 10/1/2029	115,000	130,692
5.00%, 11/1/2030	3,100,000	3,726,153
5.00%, 10/1/2031	410,000	454,696
5.00%, 10/1/2032	285,000	315,735
Series A, 5.00%, 6/1/2028	4,300,000	4,910,558
California State Public Works Board Revenue, CA:
3.00%, 5/1/2032	655,000	660,960
5.00%, 11/1/2028	1,000,000	1,146,808
5.00%, 9/1/2029	530,000	590,034
5.00%, 11/1/2034	655,000	781,508
Series A, 5.00%, 2/1/2026	1,000,000	1,073,906
Series A, 5.00%, 8/1/2032	13,415,000	16,145,189
Series B, 4.00%, 5/1/2040	1,750,000	1,783,409
Series B, 4.00%, 5/1/2046	800,000	795,048
Series B, 5.00%, 5/1/2025	950,000	999,623
Series B, 5.00%, 10/1/2025	750,000	798,084
Series B, 5.00%, 5/1/2028	2,245,000	2,546,081
Series B, 5.00%, 5/1/2029	1,000,000	1,159,245
Series C, 5.00%, 11/1/2031	855,000	997,478
Series C, 5.00%, 11/1/2032	975,000	1,134,241
Series C, 5.00%, 11/1/2034	2,580,000	2,971,324
Series C, 5.00%, 11/1/2044	800,000	874,127
Series D, 5.00%, 11/1/2046	650,000	720,735
California State University Revenue, CA:
3.00%, 11/1/2035	9,005,000	8,775,019
5.00%, 11/1/2025	520,000	554,324
5.00%, 11/1/2033	350,000	363,703
5.00%, 11/1/2039	530,000	590,606
Series A, 3.13%, 11/1/2036	225,000	218,802
Series A, 3.20%, 11/1/2037	270,000	261,203
Series A, 4.00%, 11/1/2035	300,000	307,908
Series A, 5.00%, 11/1/2025	1,140,000	1,215,248
Series A, 5.00%, 11/1/2028	120,000	130,017
Series A, 5.00%, 11/1/2031	205,000	227,521
Series A, 5.00%, 11/1/2032	120,000	126,978

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2035	$450,000	$485,879
Series A, 5.00%, 11/1/2037	2,000,000	2,242,715
Series A, 5.00%, 11/1/2038	165,000	173,716
Series A, 5.00%, 11/1/2043	1,125,000	1,214,944
Series C, 4.00%, 11/1/2045	2,650,000	2,668,786
Campbell Union High School District, General Obligation, CA:
Series B, 4.00%, 8/1/2037	500,000	528,347
Series B, 5.00%, 8/1/2036	150,000	163,285
Cerritos Community College District, General Obligation, CA:
Series B, 4.00%, 8/1/2043	250,000	252,251
Series D, 2.38%, 8/1/2044	500,000	361,094
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,500,000	1,550,377
Chino Valley Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2045	2,500,000	2,520,397
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA 5.00%, 9/1/2047	2,845,000	3,048,574
City & County of San Francisco, Certificate Participation, CA:
3.00%, 4/1/2029	500,000	508,597
3.00%, 4/1/2032	790,000	793,815
4.00%, 4/1/2035	2,150,000	2,230,671
4.00%, 4/1/2041	500,000	505,477
4.00%, 4/1/2046	500,000	502,410
City & County of San Francisco, General Obligation, CA:
4.00%, 6/15/2042	2,675,000	2,754,942
Series R1, 4.00%, 6/15/2032	735,000	796,792
City of Bakersfield Wastewater Revenue, CA Series A, 5.00%, 9/15/2025	150,000	159,387
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,067,208
City of Los Angeles Department of Airports Revenue, CA:
5.00%, 5/15/2037	775,000	875,254
5.00%, 5/15/2039	815,000	910,755
Series A, 5.00%, 5/15/2040	10,000,000	11,092,276
Series B, 4.00%, 5/15/2040	700,000	712,718
Series B, 5.00%, 5/15/2030	1,025,000	1,222,084
Series B, 5.00%, 5/15/2032	750,000	908,217
Series B, 5.00%, 5/15/2034	600,000	705,344
Series B, 5.00%, 5/15/2036	760,000	888,370
Series B, 5.00%, 5/15/2037	850,000	982,172
Series B, 5.00%, 5/15/2038	1,465,000	1,679,514
Series B, 5.00%, 5/15/2045	1,120,000	1,241,322
Series C, 5.00%, 5/15/2028	525,000	598,535
Security Description	Principal Amount	Value
Series C, 5.00%, 5/15/2038	$635,000	$728,222
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2047	2,500,000	2,800,669
Series B, 5.00%, 6/1/2033	250,000	262,813
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2048	2,000,000	2,166,297
City of Riverside Water Revenue, CA Series A, 5.00%, 10/1/2043	520,000	566,483
City of San Francisco Public Utilities Commission Water Revenue, CA:
4.00%, 11/1/2030	105,000	111,318
5.00%, 11/1/2024	135,000	140,498
5.00%, 11/1/2028	170,000	186,657
5.00%, 11/1/2031	500,000	547,543
5.00%, 11/1/2032	100,000	105,089
5.00%, 11/1/2034	335,000	364,484
Series B, 5.00%, 11/1/2042	350,000	363,813
Series D, 5.00%, 11/1/2032	715,000	801,068
Series D, 5.00%, 11/1/2033	260,000	290,693
Series D, 5.00%, 11/1/2034	330,000	366,733
City of San Jose, General Obligation, CA:
5.00%, 9/1/2042	500,000	545,574
Series A-1, 5.00%, 9/1/2041	620,000	678,154
Series C, 5.00%, 9/1/2034	760,000	870,720
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,274,995
Coast Community College District, General Obligation, CA:
Series F, Zero Coupon, 8/1/2040	2,715,000	1,390,205
Series F, 3.00%, 8/1/2038	500,000	455,655
Contra Costa Community College District, General Obligation, CA:
Series C, 2.00%, 8/1/2039	1,000,000	744,909
Series C, 3.00%, 8/1/2035	1,700,000	1,668,610
Series C, 3.00%, 8/1/2036	1,800,000	1,702,530
Series C, 3.00%, 8/1/2037	2,015,000	1,865,137
Corona-Norco Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2043	150,000	151,552
County of San Bernardino, Certificate Participation, CA Series A, 5.00%, 10/1/2026	600,000	656,093
County of Santa Clara, General Obligation, CA:
Series C, 3.00%, 8/1/2035	260,000	254,419
Series C, 5.00%, 8/1/2030	125,000	139,801

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
East Bay Municipal Utility District Water System Revenue, CA:
Series A, 5.00%, 6/1/2035	$535,000	$589,970
Series A, 5.00%, 6/1/2044	735,000	806,052
East Side Union High School District, General Obligation, CA Series E, 5.00%, 8/1/2028	125,000	136,367
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,798
Eastern Municipal Water District Revenue, CA Series A, 5.00%, 7/1/2045	315,000	332,939
El Dorado Irrigation District Revenue, CA:
Series C, 5.00%, 3/1/2032	390,000	420,032
Series C, 5.00%, 3/1/2035	570,000	613,893
El Dorado Irrigation District, Certificate Participation, CA Series A, 4.00%, 3/1/2045	3,010,000	3,029,243
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, General Obligation, CA Series C, 4.00%, 10/1/2043	715,000	720,319
Fontana Redevelopment Agency Successor Agency, Special Obligation, CA:
Series A, 5.00%, 10/1/2028	100,000	111,510
Series A, 5.00%, 10/1/2031	340,000	376,569
Series A, 5.00%, 10/1/2032	250,000	276,227
Foothill-De Anza Community College District, General Obligation, CA:
5.00%, 8/1/2027	230,000	244,916
5.00%, 8/1/2028	140,000	149,391
Fremont Unified School District/Alameda County, General Obligation, CA:
Series D, 2.00%, 8/1/2043	1,400,000	908,548
Series E, 4.00%, 8/1/2042	3,035,000	3,072,371
Fresno Unified School District, General Obligation, CA 4.00%, 8/1/2045	600,000	604,302
Grossmont-Cuyamaca Community College District, General Obligation, CA 4.00%, 8/1/2046	800,000	804,383
Imperial Irrigation District Electric System Revenue, CA Series C, 5.00%, 11/1/2036	100,000	106,807
Livermore Valley Joint Unified School District, General Obligation, CA 3.00%, 8/1/2046	230,000	185,821
Security Description	Principal Amount	Value
Local Public Schools Funding Authority School Improvement District No. 2016-1, General Obligation, CA Series A, 3.00%, 8/1/2046 (b)	$500,000	$394,154
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,032,990
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2036	430,000	463,125
Series A, 5.00%, 8/1/2026	215,000	222,026
Series J, 4.00%, 8/1/2034	500,000	527,929
Los Angeles County Facilities, Inc. Revenue, CA Series A, 5.00%, 12/1/2033	250,000	283,434
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
4.00%, 6/1/2035	2,800,000	3,004,520
4.00%, 6/1/2039	2,750,000	2,863,414
5.00%, 6/1/2024	4,415,000	4,543,059
5.00%, 6/1/2027	1,335,000	1,488,464
5.00%, 6/1/2033	550,000	609,408
5.00%, 6/1/2034	970,000	1,071,061
Series A, 4.00%, 6/1/2034	110,000	114,487
Series A, 5.00%, 6/1/2023	510,000	512,010
Series A, 5.00%, 7/1/2023	325,000	326,958
Series A, 5.00%, 7/1/2024	2,000,000	2,062,329
Series A, 5.00%, 6/1/2026	625,000	679,258
Series A, 5.00%, 6/1/2029	250,000	271,652
Series A, 5.00%, 7/1/2030	100,000	111,625
Series A, 5.00%, 7/1/2032	605,000	674,353
Series A, 5.00%, 6/1/2033	350,000	377,588
Series A, 5.00%, 6/1/2034	245,000	262,985
Series A, 5.00%, 6/1/2037	405,000	431,440
Series A, 5.00%, 7/1/2039	2,125,000	2,430,529
Series A, 5.00%, 7/1/2040	2,250,000	2,559,317
Los Angeles County Public Works Financing Authority Revenue, CA:
4.00%, 12/1/2038	2,475,000	2,556,307
4.00%, 12/1/2043	2,000,000	2,004,981
5.00%, 12/1/2032	550,000	655,797
5.00%, 12/1/2045	3,200,000	3,540,930
Series D, 4.00%, 12/1/2034	215,000	221,141
Series D, 5.00%, 12/1/2029	100,000	107,029
Series D, 5.00%, 12/1/2030	330,000	353,085
Series E-1, 5.00%, 12/1/2044	500,000	548,717
Los Angeles County Sanitation Districts Financing Authority Revenue, CA Series A, 5.00%, 10/1/2029	100,000	106,513

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles Department of Water & Power Revenue, CA:
5.00%, 7/1/2039	$700,000	$798,452
5.00%, 7/1/2045	1,250,000	1,387,231
Series A, 5.00%, 7/1/2026 (d)	2,000,000	2,178,500
Series A, 5.00%, 7/1/2027 (d)	2,280,000	2,546,270
Series A, 5.00%, 7/1/2028	250,000	275,748
Series A, 5.00%, 7/1/2030	520,000	542,735
Series A, 5.00%, 7/1/2036	675,000	761,001
Series A, 5.00%, 7/1/2037	910,000	1,014,959
Series B, 5.00%, 7/1/2023	595,000	598,658
Series B, 5.00%, 1/1/2024	835,000	849,012
Series B, 5.00%, 7/1/2025	100,000	105,938
Series B, 5.00%, 7/1/2028	320,000	343,868
Series B, 5.00%, 7/1/2031	2,000,000	2,312,071
Series B, 5.00%, 7/1/2034	555,000	593,284
Series B, 5.00%, 7/1/2042	230,000	240,469
Series B, 5.00%, 7/1/2046	1,495,000	1,647,078
Series C, 5.00%, 7/1/2034	850,000	982,996
Series C, 5.00%, 7/1/2036	850,000	966,993
Series C, 5.00%, 7/1/2042	595,000	634,475
Series D, 5.00%, 7/1/2030	305,000	314,202
Series D, 5.00%, 7/1/2032	180,000	185,252
Series E, 5.00%, 7/1/2025	5,800,000	6,144,419
Series E, 5.00%, 7/1/2026	3,000,000	3,267,750
Series E, 5.00%, 7/1/2027	625,000	697,991
Series E, 5.00%, 7/1/2028	500,000	572,100
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2024	250,000	257,947
Series A, 5.00%, 7/1/2027	510,000	570,220
Series A, 5.00%, 7/1/2032	715,000	792,504
Series C, 5.00%, 7/1/2036	1,000,000	1,160,573
Series C, 5.00%, 7/1/2040	500,000	559,915
Series C, 5.00%, 7/1/2041	1,250,000	1,427,411
Series C, 5.00%, 7/1/2042	1,250,000	1,420,220
Series C, 5.00%, 7/1/2047	2,500,000	2,800,877
Series D, 5.00%, 7/1/2030	600,000	715,462
Series D, 5.00%, 7/1/2033	385,000	472,598
Los Angeles Unified School District, General Obligation, CA:
4.00%, 7/1/2040	525,000	533,794
4.00%, 7/1/2044	1,365,000	1,385,926
5.00%, 7/1/2025	2,690,000	2,840,054
5.00%, 7/1/2027	750,000	836,297
5.00%, 7/1/2035	2,515,000	2,975,735
Series A, 4.00%, 7/1/2028	500,000	543,359
Series A, 5.00%, 7/1/2023	315,000	316,813
Series A, 5.00%, 7/1/2024	4,530,000	4,664,980
Series A, 5.00%, 7/1/2027	770,000	858,598
Series A, 5.00%, 7/1/2028	505,000	576,473
Series A, 5.00%, 7/1/2030	250,000	264,381
Series B, 3.00%, 7/1/2031	520,000	523,414
Series B-1, 5.00%, 7/1/2027	485,000	540,806
Security Description	Principal Amount	Value
Series B-1, 5.00%, 7/1/2029	$250,000	$282,189
Series B-1, 5.00%, 7/1/2033	255,000	285,412
Series B-1, 5.00%, 7/1/2037	500,000	547,112
Series C, 3.00%, 7/1/2035	850,000	827,259
Series C, 3.00%, 7/1/2038	2,885,000	2,605,199
Series C, 4.00%, 7/1/2035	800,000	851,065
Series C, 4.00%, 7/1/2037	515,000	534,787
Series C, 5.00%, 7/1/2026	800,000	869,565
Series QRR, 5.00%, 7/1/2026	1,000,000	1,086,956
Series QRR, 5.00%, 7/1/2028	1,000,000	1,141,531
Series QRR, 5.00%, 7/1/2034	1,250,000	1,526,587
Series QRR, 5.00%, 7/1/2038	2,000,000	2,347,345
Series QRR, 5.00%, 7/1/2041	1,500,000	1,721,370
Los Rios Community College District, General Obligation, CA 4.00%, 8/1/2035	250,000	260,166
Marin Healthcare District, General Obligation, CA Series A, 3.00%, 8/1/2037	325,000	299,057
Metropolitan Water District of Southern California Revenue, CA:
Series A, 5.00%, 7/1/2024	2,000,000	2,061,334
Series A, 5.00%, 7/1/2034	140,000	150,385
Series A, 5.00%, 10/1/2040	1,330,000	1,486,127
Series B, 3.00%, 7/1/2028	3,785,000	3,943,364
Series B, 3.00%, 7/1/2029	4,000,000	4,171,330
Series B, 3.00%, 7/1/2030	8,295,000	8,669,382
Series B, 4.00%, 10/1/2024	1,500,000	1,535,445
Series B, 4.00%, 10/1/2025	730,000	759,232
Series B, 5.00%, 8/1/2024	150,000	154,616
Series C, 5.00%, 7/1/2039	900,000	1,024,127
Series C, 5.00%, 7/1/2040	1,455,000	1,643,430
Monterey Peninsula Community College District, General Obligation, CA:
Zero Coupon, 8/1/2027	205,000	180,922
Zero Coupon, 8/1/2030	525,000	419,969
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,701,398
Mount San Antonio Community College District, General Obligation, CA:
Series A, 5.00%, 8/1/2041	505,000	554,465
Series E, Zero Coupon, 8/1/2045	2,155,000	839,960
Mount San Jacinto Community College District, General Obligation, CA Series B, 4.00%, 8/1/2043	190,000	192,162

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mountain House Public Financing Authority Revenue, CA Series B, 4.00%, 12/1/2043 (b)	$2,715,000	$2,721,295
Municipal Improvement Corp. of Los Angeles Revenue, CA:
5.00%, 11/1/2028	1,320,000	1,509,315
Series A, 5.00%, 11/1/2026	500,000	547,516
Newport Mesa Unified School District, General Obligation, CA Zero Coupon, 8/1/2039	100,000	53,611
Novato Unified School District, General Obligation, CA Series C, 2.38%, 8/1/2045	750,000	532,078
Oakland Unified School District/Alameda County, General Obligation, CA:
5.00%, 8/1/2025 (b)	150,000	158,752
Series A, 5.00%, 8/1/2030	175,000	184,493
Series A, 5.00%, 8/1/2031	150,000	158,997
Series A, 5.00%, 8/1/2032	150,000	158,997
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2039	920,000	1,013,760
Orange County Sanitation District Revenue, CA Series A, 5.00%, 2/1/2030	120,000	129,481
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	2,035,000	2,115,338
Orange County Water District, Certificate Participation, CA Series A, 2.00%, 8/15/2023	115,000	114,713
Oxnard School District, General Obligation, CA Series A, 5.00%, 8/1/2041 (b)	350,000	374,334
Palomar Community College District, General Obligation, CA 5.00%, 5/1/2030	125,000	131,607
Rancho Water District Financing Authority Revenue, CA Series A, 4.00%, 8/1/2039	525,000	544,478
Riverside Community College District, General Obligation, CA 3.00%, 8/1/2040	755,000	666,646
Riverside County Transportation Commission Sales Tax Revenue, CA Series B, 5.00%, 6/1/2033	500,000	557,825
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	2,800,000	2,576,032
Security Description	Principal Amount	Value
Sacramento City Financing Authority Revenue, CA 5.00%, 12/1/2028 (b)	$525,000	$560,811
Sacramento County Sanitation Districts Financing Authority Revenue, CA Series A, 5.00%, 12/1/2041	1,315,000	1,462,108
Sacramento Municipal Utility District Revenue, CA:
Series F, 5.00%, 8/15/2024	170,000	176,028
Series H, 4.00%, 8/15/2045	1,600,000	1,612,953
San Bernardino Community College District, General Obligation, CA Series B, 3.00%, 8/1/2041	3,000,000	3,089,030
San Diego Community College District, General Obligation, CA:
4.00%, 8/1/2028	175,000	184,982
5.00%, 8/1/2027	160,000	174,686
5.00%, 8/1/2031	160,000	174,709
5.00%, 8/1/2041	190,000	207,467
San Diego County Regional Transportation Commission Revenue, CA:
Series A, 5.00%, 4/1/2030	120,000	129,832
Series A, 5.00%, 4/1/2032	145,000	156,746
San Diego County Water Authority Revenue, CA:
Series A, 5.00%, 5/1/2028	1,520,000	1,734,047
Series B, 4.00%, 5/1/2033	2,500,000	2,776,923
Series B, 4.00%, 5/1/2034	1,000,000	1,104,874
Series B, 5.00%, 5/1/2030	1,500,000	1,784,820
Series B, 5.00%, 5/1/2031	2,000,000	2,427,619
Series B, 5.00%, 5/1/2032	1,000,000	1,211,801
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 10/15/2026	620,000	661,841
5.00%, 5/15/2027	175,000	184,807
5.00%, 10/15/2028	255,000	271,515
5.00%, 10/15/2029	250,000	265,443
5.00%, 10/15/2031	345,000	364,305
Series A, 5.00%, 5/15/2033	560,000	607,276
Series A, 5.00%, 5/15/2034	20,000	21,683
Series A, 5.00%, 5/15/2039	100,000	106,649
Series A, 5.00%, 10/15/2044	215,000	223,938
Series A, 5.00%, 10/15/2046	705,000	767,725
Series B, 5.00%, 8/1/2029	100,000	109,022
San Diego Regional Building Authority Revenue, CA Series A, 5.00%, 10/15/2035	450,000	478,661
San Diego Unified School District, General Obligation, CA:
4.00%, 7/1/2044	540,000	541,291
Series D-2, 2.00%, 7/1/2045	3,405,000	2,202,545

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K-2, Zero Coupon, 7/1/2032	$750,000	$550,757
Series M-2, 5.00%, 7/1/2024	1,475,000	1,523,172
Series R-4, 5.00%, 7/1/2024	235,000	242,675
Series R-4, 5.00%, 7/1/2028	250,000	265,383
Series R-5, 5.00%, 7/1/2029	260,000	283,416
Series SENIOR-1, 4.00%, 7/1/2033	100,000	104,437
San Dieguito Union High School District, General Obligation, CA Series E-2, 3.00%, 8/1/2038	2,530,000	2,305,615
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA:
4.00%, 7/1/2039	740,000	753,675
Series A, 3.00%, 7/1/2044	6,410,000	5,399,580
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series C-1, 4.00%, 8/1/2030	825,000	909,672
Series C-1, 4.00%, 8/1/2035	1,610,000	1,716,223
Series C-1, 4.00%, 8/1/2045	2,590,000	2,616,299
Series D, 5.00%, 8/1/2029	160,000	169,901
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2043	535,000	539,619
Series A, 5.00%, 10/1/2029	100,000	106,387
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	148,896
San Jose Evergreen Community College District, General Obligation, CA:
5.00%, 9/1/2024	130,000	134,859
Series B, 3.00%, 9/1/2036	700,000	665,616
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	777,409
2.38%, 8/1/2040	1,000,000	770,455
2.38%, 8/1/2041	2,000,000	1,511,910
5.00%, 8/1/2042	6,600,000	7,315,730
San Marcos Unified School District, General Obligation, CA 5.00%, 8/1/2036	350,000	381,193
San Mateo County Transit District Revenue, CA:
Series A, 5.00%, 6/1/2027	230,000	243,706
Series A, 5.00%, 6/1/2030	160,000	169,359
San Mateo Foster City Public Financing Authority Revenue, CA:
4.00%, 8/1/2039	2,750,000	2,811,242
5.00%, 8/1/2036	1,135,000	1,283,914
Security Description	Principal Amount	Value
San Mateo Joint Powers Financing Authority Revenue, CA 3.00%, 6/15/2046	$850,000	$679,349
San Mateo Union High School District, General Obligation, CA Series A, 2.25%, 9/1/2042	630,000	461,185
Santa Clara County Financing Authority Revenue, CA:
5.00%, 5/1/2032	500,000	602,608
Series A, 3.00%, 5/1/2037	550,000	500,138
Series A, 3.50%, 4/1/2041	600,000	566,038
Series A, 3.63%, 4/1/2044	640,000	598,833
Series A, 4.00%, 4/1/2037	750,000	771,160
Series Q, 2.50%, 5/15/2029	140,000	140,064
Series Q, 4.00%, 5/15/2033	300,000	308,264
Santa Clara Unified School District, General Obligation, CA 3.00%, 7/1/2035	845,000	832,993
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 6/1/2024	510,000	524,852
Santa Clarita Community College District, General Obligation, CA 3.00%, 8/1/2044	800,000	659,051
Santa Monica-Malibu Unified School District, General Obligation, CA:
3.00%, 8/1/2032	880,000	888,336
3.00%, 8/1/2034	635,000	629,881
3.00%, 8/1/2042	1,575,000	1,344,008
Series B, 3.00%, 8/1/2044	1,500,000	1,253,625
Sequoia Union High School District, General Obligation, CA:
3.00%, 7/1/2043	260,000	220,485
5.00%, 7/1/2027	150,000	163,231
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2024	2,000,000	2,067,480
Series C, 5.00%, 8/1/2025	1,250,000	1,325,853
Series C, 5.00%, 8/1/2026	1,450,000	1,580,374
Series C, 5.00%, 8/1/2028	1,100,000	1,254,503
Series C, 5.00%, 8/1/2029	1,500,000	1,746,502
South San Francisco Public Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,705,000	1,707,466
Southern California Public Power Authority Revenue, CA:
5.00%, 4/1/2024	1,795,000	1,829,182

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2031	$505,000	$535,058
Series A, 5.00%, 7/1/2032	635,000	672,134
State Center Community College District, General Obligation, CA:
Series B, 3.00%, 8/1/2037	2,000,000	1,851,253
Series B, 3.00%, 8/1/2038	1,865,000	1,699,593
State of California Department of Water Resources Revenue, CA:
Series AW, 5.00%, 12/1/2028	330,000	362,942
Series AW, 5.00%, 12/1/2032	255,000	279,902
Series AX, 5.00%, 12/1/2028	665,000	752,433
Series AX, 5.00%, 12/1/2029	300,000	339,268
Series AX, 5.00%, 12/1/2032	100,000	112,467
Series BB, 5.00%, 12/1/2035	1,580,000	1,862,335
State of California, General Obligation, CA:
3.00%, 3/1/2026	1,170,000	1,183,559
3.00%, 3/1/2028	525,000	534,278
3.00%, 10/1/2034	3,045,000	3,020,963
3.00%, 11/1/2035	850,000	829,151
3.00%, 10/1/2036	2,670,000	2,541,968
3.00%, 10/1/2037	2,760,000	2,575,376
3.00%, 11/1/2041	1,300,000	1,144,279
3.00%, 12/1/2046	1,600,000	1,331,737
4.00%, 3/1/2024	2,000,000	2,028,191
4.00%, 10/1/2024	250,000	255,575
4.00%, 9/1/2025	250,000	259,361
4.00%, 9/1/2028	1,800,000	1,953,933
4.00%, 3/1/2029	550,000	600,623
4.00%, 8/1/2033	205,000	212,924
4.00%, 10/1/2033	2,075,000	2,254,578
4.00%, 10/1/2034	1,400,000	1,501,958
4.00%, 10/1/2035	1,700,000	1,815,517
4.00%, 11/1/2035	2,940,000	3,116,954
4.00%, 3/1/2036	9,170,000	9,681,647
4.00%, 10/1/2036	4,605,000	4,850,605
4.00%, 11/1/2036	30,000	31,045
4.00%, 10/1/2037	2,100,000	2,179,365
4.00%, 11/1/2038	510,000	528,900
4.00%, 10/1/2039	3,140,000	3,231,224
4.00%, 11/1/2039	3,145,000	3,247,337
4.00%, 10/1/2041	645,000	655,321
4.00%, 10/1/2044	2,330,000	2,342,465
5.00%, 8/1/2023	600,000	605,030
5.00%, 4/1/2024	5,765,000	5,909,906
5.00%, 8/1/2024	100,000	103,308
5.00%, 9/1/2024	435,000	450,152
5.00%, 10/1/2024	600,000	622,113
5.00%, 4/1/2025	1,585,000	1,664,146
5.00%, 8/1/2025	455,000	482,398
5.00%, 9/1/2025	4,735,000	5,031,652
5.00%, 10/1/2025	2,000,000	2,130,227
5.00%, 3/1/2026	110,000	115,472
5.00%, 8/1/2026	860,000	929,678
Security Description	Principal Amount	Value
5.00%, 10/1/2026	$910,000	$995,395
5.00%, 11/1/2026	730,000	800,164
5.00%, 12/1/2026	3,000,000	3,295,186
5.00%, 4/1/2027	1,300,000	1,439,895
5.00%, 9/1/2027	2,985,000	3,339,094
5.00%, 10/1/2027	670,000	723,780
5.00%, 11/1/2027	1,555,000	1,746,312
5.00%, 4/1/2028	2,955,000	3,349,554
5.00%, 8/1/2028	845,000	925,811
5.00%, 9/1/2028	3,500,000	3,977,725
5.00%, 10/1/2028	3,700,000	4,241,626
5.00%, 11/1/2028	1,210,000	1,389,692
5.00%, 8/1/2029	1,525,000	1,651,050
5.00%, 9/1/2029	800,000	935,074
5.00%, 10/1/2029	3,520,000	3,979,489
5.00%, 11/1/2029	3,005,000	3,486,006
5.00%, 8/1/2030	500,000	542,465
5.00%, 9/1/2030	3,290,000	3,906,553
5.00%, 10/1/2030	650,000	756,510
5.00%, 11/1/2030	500,000	558,033
5.00%, 12/1/2030	1,000,000	1,193,051
5.00%, 4/1/2031	720,000	863,818
5.00%, 10/1/2031	7,105,000	8,262,086
5.00%, 11/1/2031	1,195,000	1,390,975
5.00%, 12/1/2031	1,000,000	1,213,458
5.00%, 3/1/2032	280,000	293,195
5.00%, 8/1/2032	300,000	325,080
5.00%, 9/1/2032	3,000,000	3,681,019
5.00%, 10/1/2032	1,250,000	1,494,568
5.00%, 11/1/2032	1,650,000	1,958,289
5.00%, 3/1/2033	10,740,000	12,574,988
5.00%, 4/1/2033	3,500,000	4,023,430
5.00%, 10/1/2033	615,000	627,660
5.00%, 3/1/2034	810,000	941,142
5.00%, 9/1/2034	290,000	313,296
5.00%, 10/1/2034	155,000	160,136
5.00%, 11/1/2034	1,175,000	1,347,776
5.00%, 12/1/2034	4,370,000	4,891,711
5.00%, 3/1/2035	2,815,000	3,240,505
5.00%, 8/1/2035	440,000	472,802
5.00%, 10/1/2035	435,000	464,245
5.00%, 8/1/2036	1,145,000	1,271,948
5.00%, 9/1/2036	4,495,000	5,300,757
5.00%, 11/1/2036	1,150,000	1,281,080
5.00%, 9/1/2041	1,500,000	1,698,549
5.00%, 12/1/2043	800,000	892,408
Series A, 5.00%, 11/1/2026	5,000,000	5,480,577
Series A, 5.00%, 11/1/2027	5,645,000	6,339,505
Series B, 5.00%, 8/1/2024	150,000	154,961
Series B, 5.00%, 11/1/2031	10,655,000	12,911,487
Series B, 5.00%, 11/1/2032	5,000,000	6,150,243
Series C, 5.00%, 9/1/2034	155,000	163,609
Series C, 5.00%, 11/1/2042	8,350,000	9,551,783
Series CU, 4.55%, 12/1/2037	1,000,000	1,091,743

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sunnyvale Financing Authority Revenue, CA 4.00%, 4/1/2045	$1,900,000	$1,921,153
Sweetwater Union High School District, General Obligation, CA Series B, 3.38%, 8/1/2040 (b)	125,000	114,361
Turlock Irrigation District Revenue, CA 5.00%, 1/1/2037	700,000	786,231
University of California Revenue, CA:
5.00%, 5/15/2043	15,000,000	17,147,560
Series AM, 5.00%, 5/15/2027	200,000	205,751
Series AO, 5.00%, 5/15/2026	110,000	116,160
Series AR, 5.00%, 5/15/2030	580,000	628,274
Series AR, 5.00%, 5/15/2032	120,000	129,859
Series AR, 5.00%, 5/15/2034	500,000	539,406
Series AR, 5.00%, 5/15/2041	495,000	523,266
Series AV, 5.00%, 5/15/2026	510,000	553,053
Series AY, 4.00%, 5/15/2035	100,000	104,613
Series AY, 5.00%, 5/15/2036	835,000	910,626
Series AZ, 4.00%, 5/15/2029	535,000	579,208
Series BE, 5.00%, 5/15/2038	3,000,000	3,411,222
Series BE, 5.00%, 5/15/2043	850,000	939,716
Series BH, 4.00%, 5/15/2046	1,720,000	1,725,507
Series I, 5.00%, 5/15/2027	145,000	152,971
Series I, 5.00%, 5/15/2030	180,000	189,326
Series I, 5.00%, 5/15/2031	335,000	352,149
Series I, 5.00%, 5/15/2032	145,000	152,347
Series K, 4.00%, 5/15/2036	265,000	271,993
Series K, 5.00%, 5/15/2031	460,000	497,574
Series M, 3.00%, 5/15/2037	800,000	752,392
Series M, 5.00%, 5/15/2028	100,000	111,110
Series M, 5.00%, 5/15/2030	200,000	221,423
Series M, 5.00%, 5/15/2032	295,000	326,182
Series M, 5.00%, 5/15/2036	250,000	272,235
Series O, 4.00%, 5/15/2048	250,000	248,298
Val Verde Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2046 (b)	800,000	800,999
Victor Valley Community College District, General Obligation, CA Series C, 4.00%, 8/1/2032	450,000	470,907
West Basin Municipal Water District Revenue, CA Series A, 5.00%, 8/1/2029	165,000	177,714
West Contra Costa Unified School District, General Obligation, CA:
Series A, 5.00%, 8/1/2030	200,000	211,826
Series A, 5.00%, 8/1/2031	295,000	312,287
Series A, 5.00%, 8/1/2035	265,000	278,808
West County Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,500,000	1,507,752
Security Description	Principal Amount	Value
West Hollywood Public Financing Authority Revenue, CA:
4.00%, 4/1/2046	$3,500,000	$3,527,960
5.00%, 4/1/2044	525,000	566,564
Western Municipal Water District Facilities Authority Revenue, CA Series A, 5.00%, 10/1/2038	725,000	831,770
Yosemite Community College District, General Obligation, CA 5.00%, 8/1/2028	195,000	207,061
		653,563,784
COLORADO — 2.1%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO:
5.00%, 12/1/2024	1,740,000	1,808,414
Series A, 5.00%, 12/1/2031	485,000	528,437
Adams 12 Five Star Schools, General Obligation, CO Series B, 5.00%, 12/15/2029	190,000	206,991
Adams County School District No. 1, General Obligation, CO Series B, 5.00%, 12/1/2036	350,000	375,535
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO 5.00%, 12/15/2039	845,000	955,639
Arapahoe County School District No. 6 Littleton, General Obligation, CO Series A, 5.00%, 12/1/2025	925,000	987,305
Board of Water Commissioners City & County of Denver Revenue, CO 5.00%, 12/15/2047	9,115,000	10,217,733
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO Series A, 5.00%, 12/15/2028	140,000	148,644
Boulder Valley School District No. Re-2 Boulder, General Obligation, CO:
Series A, 5.00%, 12/1/2042	245,000	262,151
Series B, 4.00%, 12/1/2027	130,000	138,132
City & County of Broomfield Water Revenue, CO:
4.00%, 12/1/2043	920,000	924,384
4.00%, 12/1/2046	900,000	897,873
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	3,670,000	4,016,746

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City & County of Denver Pledged Excise Tax Revenue, CO:
4.00%, 8/1/2041	$1,145,000	$1,159,452
Series A, 4.00%, 8/1/2038	2,415,000	2,488,817
Series A, 4.00%, 8/1/2039	2,745,000	2,814,835
Series A-2, Zero Coupon, 8/1/2039	1,500,000	732,864
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	2,000,000	2,214,043
City of Colorado Springs Utilities System Revenue, CO:
Series A, 4.00%, 11/15/2045	1,115,000	1,114,566
Series A, 5.00%, 11/15/2030	1,000,000	1,189,741
Series A-1, 5.00%, 11/15/2023	530,000	537,584
Denver City & County School District No. 1, General Obligation, CO:
3.00%, 12/1/2036	525,000	493,158
4.00%, 12/1/2037	2,450,000	2,526,341
5.00%, 12/1/2029	255,000	278,305
5.00%, 12/1/2033	515,000	608,009
Series A, 5.50%, 12/1/2024	260,000	272,753
Series A, 5.50%, 12/1/2028	100,000	114,012
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2030	565,000	643,659
El Paso County School District No. 20 Academy, General Obligation, CO 5.00%, 12/15/2029	115,000	125,625
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	2,030,000	1,991,178
Grand County School District No. 2 East Grand, General Obligation, CO 4.00%, 12/1/2046	525,000	525,157
Larimer County School District No. R-1 Poudre, General Obligation, CO 5.00%, 12/15/2040	585,000	636,031
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO:
5.00%, 12/1/2029	200,000	222,509
5.00%, 12/1/2030	160,000	177,932
5.25%, 12/1/2032	100,000	111,045
5.25%, 12/1/2033	250,000	277,150
5.50%, 12/1/2035	160,000	178,891
5.50%, 12/1/2037	500,000	556,028
Security Description	Principal Amount	Value
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	$535,000	$401,508
Pitkin County School District No. 1 Aspen, General Obligation, CO 4.00%, 12/1/2039	550,000	563,627
Pueblo City Schools, General Obligation, CO:
3.00%, 12/15/2037	800,000	732,532
5.00%, 12/15/2027	625,000	700,930
5.00%, 12/15/2031	2,275,000	2,632,596
5.00%, 12/15/2039	1,340,000	1,482,093
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	993,789
Series A, 4.00%, 12/15/2036	1,000,000	1,038,113
Series A, 4.00%, 12/15/2037	2,865,000	2,925,096
Series A, 4.00%, 12/15/2038	1,280,000	1,307,133
Series A, 4.00%, 12/15/2039	1,400,000	1,417,184
Series A, 5.00%, 12/15/2024	2,085,000	2,169,001
Series A, 5.00%, 12/15/2025	860,000	915,412
Series A, 5.00%, 12/15/2030	2,725,000	3,228,754
Series A, 5.00%, 12/15/2033	2,655,000	3,119,886
Series L, 5.00%, 3/15/2025	150,000	156,845
Series L, 5.00%, 3/15/2027	600,000	656,682
Series M, 5.00%, 3/15/2031	500,000	555,996
Series R, 4.00%, 3/15/2045	2,350,000	2,348,334
University of Colorado Revenue, CO:
Series A, 5.00%, 6/1/2027	140,000	147,160
Series A-2, 3.00%, 6/1/2033	75,000	75,004
Series A-2, 3.25%, 6/1/2037	340,000	320,601
Series A-2, 5.00%, 6/1/2023	275,000	276,030
Series B-1, 2.50%, 6/1/2028	175,000	174,140
Series B-1, 2.75%, 6/1/2029	320,000	321,459
Series B-1, 4.00%, 6/1/2036	105,000	110,246
Series B-1, 4.00%, 6/1/2038	415,000	417,597
Series C-, 5.00%, 6/1/2046	500,000	548,399
Weld County School District No. 6 Greeley, General Obligation, CO:
4.00%, 12/1/2045	1,210,000	1,215,466
5.00%, 12/1/2036	1,840,000	2,073,675
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2030	2,200,000	2,602,628
Weld County School District No. Re-5J, General Obligation, CO 4.00%, 12/1/2045	635,000	634,585
Windy Gap Firming Project Water Activity Enterprise Revenue, CO 5.00%, 7/15/2046	1,000,000	1,100,293
		80,820,463

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 3.2%
Connecticut State Health & Educational Facilities Authority Revenue, CT:
2.80%, 7/1/2057 (c)	$12,015,000	$11,955,748
5.00%, 7/1/2029	550,000	639,338
Series S-RE, 5.00%, 7/1/2027	760,000	845,815
Metropolitan District, General Obligation, CT:
Series A, 4.00%, 9/1/2037	1,290,000	1,331,496
Series A, 4.00%, 9/1/2041	500,000	501,809
Series C, 4.00%, 11/1/2034 (b)	430,000	443,905
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 3/1/2029	50,000	52,385
State of Connecticut Special Tax Revenue, CT:
3.13%, 5/1/2040	2,315,000	2,065,425
4.00%, 5/1/2036	1,000,000	1,041,495
4.00%, 5/1/2038	2,660,000	2,725,722
4.00%, 5/1/2039	800,000	814,474
4.00%, 11/1/2040	2,355,000	2,387,075
5.00%, 5/1/2028	5,700,000	6,429,375
5.00%, 10/1/2028	640,000	728,354
5.00%, 5/1/2029	1,000,000	1,151,871
5.00%, 11/1/2032	1,000,000	1,196,283
5.00%, 11/1/2033	1,200,000	1,430,395
5.00%, 5/1/2035	1,010,000	1,158,173
5.00%, 11/1/2035	640,000	747,894
5.00%, 11/1/2036	3,335,000	3,847,261
5.00%, 5/1/2040	500,000	553,012
Series A, 4.00%, 5/1/2037	2,000,000	2,067,059
Series A, 5.00%, 5/1/2025	2,000,000	2,101,976
Series A, Class A, 5.00%, 5/1/2030	660,000	772,543
Series A, 5.00%, 5/1/2033	1,025,000	1,213,956
Series A, 5.00%, 5/1/2034	2,500,000	2,947,546
Series A, 5.00%, 5/1/2035	2,045,000	2,383,004
Series B, 5.00%, 7/1/2029	5,500,000	6,355,188
Series B, 5.00%, 7/1/2031	6,000,000	7,154,877
Series C, 5.00%, 10/1/2024	515,000	533,904
Series C, 5.00%, 1/1/2028	750,000	839,808
Series C, 5.00%, 1/1/2032	1,800,000	2,163,533
State of Connecticut, General Obligation, CT:
3.00%, 1/15/2034	700,000	688,387
3.00%, 1/15/2037	615,000	567,694
3.00%, 1/15/2039	800,000	714,737
3.00%, 1/15/2040	2,000,000	1,756,722
4.00%, 1/15/2025	425,000	435,615
4.00%, 6/1/2025	500,000	516,267
4.00%, 1/15/2026	2,000,000	2,086,238
4.00%, 1/15/2034	2,000,000	2,188,102
Security Description	Principal Amount	Value
4.00%, 1/15/2035	$3,295,000	$3,542,204
4.00%, 1/15/2036	2,825,000	2,992,501
4.00%, 6/1/2036	915,000	956,783
4.00%, 6/1/2037	825,000	851,010
4.00%, 1/15/2038	2,000,000	2,054,739
4.00%, 6/1/2038	500,000	511,454
5.00%, 1/15/2026	4,660,000	4,986,521
5.00%, 4/15/2028	650,000	731,823
5.00%, 4/15/2029	530,000	593,723
5.00%, 4/15/2033	575,000	655,514
Series D, 5.00%, 9/15/2028	1,000,000	1,136,930
Series 2021 A, 3.00%, 1/15/2032	1,825,000	1,825,840
Series 2021 A, 3.00%, 1/15/2040	2,300,000	2,020,230
Series A, 4.00%, 1/15/2032	2,000,000	2,225,960
Series A, 4.00%, 4/15/2037	3,500,000	3,597,213
Series A, 5.00%, 1/15/2030	1,850,000	2,156,521
Series B, 4.00%, 6/1/2024	1,375,000	1,398,174
Series B, 4.00%, 6/1/2030	750,000	824,872
Series B, 5.00%, 4/15/2028	600,000	675,529
Series B, 5.00%, 2/15/2029	750,000	859,349
Series E, 5.00%, 11/15/2030	4,600,000	5,444,566
University of Connecticut Revenue, CT Series A, 5.00%, 5/1/2026	1,600,000	1,722,959
		121,298,876
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2027	320,000	345,012
5.00%, 7/1/2030	1,000,000	1,184,326
5.00%, 7/1/2031	505,000	596,184
5.00%, 7/1/2032	1,500,000	1,763,597
5.00%, 7/1/2033	1,500,000	1,756,906
State of Delaware, General Obligation, DE:
3.13%, 3/1/2033	345,000	345,313
3.25%, 3/1/2035	385,000	384,033
5.00%, 2/1/2026	2,000,000	2,148,950
5.00%, 3/1/2029	2,000,000	2,309,243
Series A, 2.00%, 1/1/2036	825,000	668,342
Series A, 5.00%, 1/1/2025	805,000	839,866
Series A, 5.00%, 2/1/2026	900,000	967,028
Series A, 5.00%, 2/1/2029	495,000	557,965
Series A, 5.00%, 2/1/2032	300,000	336,724
		14,203,489
DISTRICT OF COLUMBIA — 2.2%
District of Columbia Revenue, DC:
4.00%, 5/1/2038	500,000	515,962
4.00%, 5/1/2039	1,000,000	1,027,537
5.00%, 5/1/2027	650,000	719,232
5.00%, 3/1/2033	555,000	646,690

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2035	$700,000	$802,772
5.00%, 3/1/2044	830,000	900,184
5.00%, 5/1/2045	1,935,000	2,118,377
Series A, 2.63%, 3/1/2045	635,000	469,114
Series A, 4.00%, 3/1/2037	2,000,000	2,067,298
Series A, 5.00%, 3/1/2027	800,000	881,709
Series A, 5.00%, 3/1/2029	875,000	1,007,675
Series A, 5.00%, 3/1/2036	1,900,000	2,157,538
Series A, 5.00%, 7/1/2041	4,225,000	4,813,772
Series A, 5.00%, 7/1/2047	14,275,000	15,897,431
Series B, 5.00%, 10/1/2027	500,000	558,605
Series C, 4.00%, 5/1/2045	500,000	500,384
Series C, 5.00%, 10/1/2029	780,000	908,074
Series C, 5.00%, 5/1/2037	1,350,000	1,528,540
District of Columbia Water & Sewer Authority Revenue, DC:
Series A, VRN, 3.25%, 10/1/2037	180,000	173,946
Series A, VRN, 5.00%, 10/1/2032	300,000	320,452
Series A, VRN, 5.00%, 10/1/2036	470,000	497,727
Series A, VRN, 5.00%, 10/1/2039	485,000	511,760
Series C, VRN, 1.75%, 10/1/2054 (c)	1,000,000	973,815
Series C, VRN, 5.00%, 10/1/2025	110,000	114,005
District of Columbia, General Obligation, DC:
5.00%, 6/1/2029	510,000	577,715
5.00%, 10/15/2040	570,000	619,777
5.00%, 2/1/2046	13,180,000	14,514,404
Series B, 5.00%, 6/1/2025	2,640,000	2,781,745
Series A, 4.00%, 6/1/2035	225,000	231,185
Series A, 4.00%, 6/1/2037	285,000	290,752
Series A, 4.00%, 6/1/2041	325,000	326,594
Series A, 5.00%, 6/1/2032	330,000	365,219
Series A, 5.00%, 6/1/2033	300,000	331,525
Series A, 5.00%, 6/1/2034	225,000	247,598
Series A, 5.00%, 6/1/2037	195,000	203,834
Series A, 5.00%, 10/15/2038	750,000	823,215
Series B, 5.00%, 6/1/2026	985,000	1,065,902
Series D, 4.00%, 6/1/2034	400,000	417,517
Series D, 5.00%, 6/1/2032	505,000	558,895
Series D, 5.00%, 6/1/2036	305,000	327,113
Series D, 5.00%, 6/1/2041	500,000	529,294
Series E, 5.00%, 6/1/2024	900,000	925,166
Series E, 5.00%, 6/1/2025	170,000	179,128
Series E, 5.00%, 6/1/2032	145,000	157,827
Series E, 5.00%, 2/1/2034	660,000	790,913
Washington Convention & Sports Authority Revenue, DC Series A, 5.00%, 10/1/2024	500,000	516,939
Security Description	Principal Amount	Value
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
5.00%, 7/15/2045	$1,175,000	$1,286,797
Series A, 3.00%, 7/15/2040	500,000	429,040
Series A, 3.00%, 7/15/2043	1,550,000	1,263,593
Series A, 4.00%, 7/15/2043	1,400,000	1,391,976
Series A, 4.00%, 7/15/2046	1,725,000	1,686,569
Series A, 5.00%, 7/15/2025	1,500,000	1,582,570
Series A, 5.00%, 7/15/2033	800,000	945,416
Series A, 5.00%, 7/15/2037	500,000	562,406
Series A, 5.00%, 7/15/2038	500,000	561,587
Series A, 5.00%, 7/15/2041	4,535,000	5,088,631
Washington Metropolitan Area Transit Authority Revenue, DC:
Series A-1, 5.00%, 7/1/2024	170,000	175,129
Series A-1, 5.00%, 7/1/2026	250,000	269,217
Series A-1, 5.00%, 7/1/2027	565,000	621,572
Series B, 5.00%, 7/1/2024	280,000	288,448
Series B, 5.00%, 7/1/2029	150,000	164,870
Series B, 5.00%, 7/1/2030	350,000	384,416
Series B, 5.00%, 7/1/2037	500,000	536,643
		84,133,736
FLORIDA — 3.7%
Broward County Water & Sewer Utility Revenue, FL:
Series A, 4.00%, 10/1/2043	750,000	755,919
Series A, Class A, 5.00%, 10/1/2040	625,000	687,527
Central Florida Expressway Authority Revenue, FL:
4.00%, 7/1/2038 (b)	730,000	746,319
5.00%, 7/1/2026 (b)	3,650,000	3,948,331
City of Fort Lauderdale Water & Sewer Revenue, FL 4.00%, 9/1/2043	325,000	326,802
City of Gainesville Utilities System Revenue, FL:
Series A, 5.00%, 10/1/2023	110,000	111,319
Series A, 5.00%, 10/1/2024	125,000	129,588
Series A, 5.00%, 10/1/2032	270,000	297,722
Series A, 5.00%, 10/1/2034	250,000	273,672
Series A, 5.00%, 10/1/2035	500,000	544,246
Series A, 5.00%, 10/1/2036	500,000	541,118
Series A, 5.00%, 10/1/2037	500,000	538,050
City of Hollywood, General Obligation, FL 5.00%, 7/1/2047	2,500,000	2,720,392
City of Jacksonville Revenue, FL:
5.00%, 10/1/2031	270,000	279,709
Series A, 5.00%, 10/1/2034	500,000	567,266
Series B, 5.00%, 10/1/2025	245,000	259,364
Series B, 5.00%, 10/1/2028	500,000	540,094

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Lakeland Department of Electric Utilities Revenue, FL 5.00%, 10/1/2025	$125,000	$132,795
City of Orlando Revenue, FL Series B, 5.00%, 10/1/2043	500,000	541,295
City of Tallahassee Energy System Revenue, FL:
5.00%, 10/1/2029	225,000	232,790
5.00%, 10/1/2030	500,000	527,454
5.00%, 10/1/2032	195,000	205,514
5.00%, 10/1/2036	100,000	104,924
City of Tallahassee Utility System Revenue, FL:
5.00%, 10/1/2033	225,000	231,988
5.00%, 10/1/2036	600,000	617,925
City of Tampa Water & Wastewater System Revenue, FL Series A, 4.00%, 10/1/2044	2,400,000	2,446,060
County of Broward Convention Center Hotel Revenue, FL:
5.00%, 1/1/2040	6,200,000	6,891,604
5.00%, 1/1/2047	2,225,000	2,422,547
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2035	1,000,000	1,042,203
4.00%, 9/1/2036	2,800,000	2,879,508
4.00%, 9/1/2037	3,160,000	3,211,025
4.00%, 9/1/2040	2,000,000	2,008,096
5.00%, 9/1/2025	2,500,000	2,618,257
5.00%, 9/1/2028	1,500,000	1,665,336
5.00%, 9/1/2032	655,000	759,490
County of Hillsborough Revenue, FL 3.00%, 8/1/2046	2,250,000	1,816,756
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	207,847
County of Miami-Dade Transit System Revenue, FL:
3.00%, 7/1/2028	150,000	152,309
3.00%, 7/1/2038	585,000	517,751
3.13%, 7/1/2029	130,000	131,870
County of Miami-Dade Water & Sewer System Revenue, FL:
4.00%, 10/1/2038	810,000	823,846
4.00%, 10/1/2041	1,420,000	1,417,008
5.00%, 10/1/2034	725,000	812,138
5.00%, 10/1/2035	650,000	723,539
5.00%, 10/1/2046	775,000	819,191
Series A, 4.00%, 10/1/2039	510,000	513,853
Series B, 3.13%, 10/1/2039	500,000	438,784
County of Miami-Dade, General Obligation, FL:
2.38%, 7/1/2040	955,000	727,175
5.00%, 7/1/2034	500,000	536,979
Security Description	Principal Amount	Value
5.00%, 7/1/2045	$600,000	$639,742
Series A, 5.00%, 7/1/2023	200,000	201,176
Series B, 4.00%, 7/1/2035	100,000	101,290
Series B, 5.00%, 7/1/2029	405,000	418,530
County of Palm Beach Revenue, FL:
5.00%, 5/1/2036	395,000	420,158
5.00%, 5/1/2038	450,000	477,569
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,521,094
East Central Regional Wastewater Treatment Facilities Operation Board Revenue, FL 5.00%, 10/1/2039	220,000	227,977
Florida Department of Environmental Protection Revenue, FL:
5.00%, 7/1/2026	130,000	133,551
Series A, 5.00%, 7/1/2023	270,000	271,554
Series A, 5.00%, 7/1/2025	105,000	110,669
Series A, 5.00%, 7/1/2027	545,000	602,810
Series A, 5.00%, 7/1/2028	275,000	310,715
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2025	160,000	169,638
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	539,993
Series A, 3.00%, 11/1/2035	1,000,000	954,322
Series A, 3.00%, 11/1/2037	950,000	852,295
Series A, 5.00%, 8/1/2023	195,000	196,507
Series A, 5.00%, 8/1/2025	170,000	179,880
Greater Orlando Aviation Authority Revenue, FL Series B, 5.00%, 10/1/2042	290,000	302,828
Jacksonville Transportation Authority Revenue, FL 5.00%, 8/1/2035	385,000	400,892
JEA Electric System Revenue, FL:
Series A, 5.00%, 10/1/2033	65,000	65,725
Series B, 5.00%, 10/1/2029	215,000	237,839
Series B, 5.00%, 10/1/2030	125,000	137,914
Series III B, 3.38%, 10/1/2034	150,000	148,383
Series III B, 5.00%, 10/1/2026	265,000	288,006
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	451,218
Series A, 3.25%, 10/1/2035	100,000	97,134
Series A, 3.25%, 10/1/2036	250,000	241,562
Series A, 3.38%, 10/1/2041	615,000	560,221

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2039	$425,000	$429,085
Series A, 5.00%, 10/1/2024	600,000	620,951
Series A, 5.00%, 10/1/2028	185,000	205,374
Series A, 5.00%, 10/1/2029	295,000	327,133
Series A, 5.00%, 10/1/2032	550,000	652,058
Series A, 5.00%, 10/1/2034	625,000	716,251
Series A, 5.00%, 10/1/2035	585,000	665,204
Lee County School Board, Certificate Participation, FL 5.00%, 8/1/2025	1,160,000	1,220,949
Orange County School Board, Certificate Participation, FL:
Series A, 5.00%, 8/1/2032	690,000	826,986
Series C, 5.00%, 8/1/2029	500,000	529,174
Series C, 5.00%, 8/1/2033	450,000	476,052
Series C, 5.00%, 8/1/2034	175,000	185,018
Series D, 5.00%, 8/1/2029	310,000	327,367
Series D, 5.00%, 8/1/2031	450,000	475,210
Series D, 5.00%, 8/1/2032	110,000	116,162
Orlando Utilities Commission Revenue, FL Series 2018-A, 5.00%, 10/1/2029	550,000	609,414
Palm Beach County School District, Certificate Participation, FL:
Series A, 5.00%, 8/1/2026	150,000	162,133
Series A, 5.00%, 8/1/2027	1,140,000	1,259,795
Series A, 5.00%, 8/1/2039	675,000	752,393
Series B, 5.00%, 8/1/2023	115,000	115,851
Series B, 5.00%, 8/1/2026	915,000	989,010
Series C, 5.00%, 8/1/2029	250,000	281,877
Series D, 5.00%, 8/1/2028	100,000	105,115
Polk County School District Revenue, FL:
5.00%, 10/1/2029	545,000	629,860
5.00%, 10/1/2031	500,000	573,305
5.00%, 10/1/2033	650,000	740,828
Port State Lucie, Special Assessment, FL:
3.00%, 7/1/2037 (b)	410,000	371,320
3.00%, 7/1/2041 (b)	510,000	428,544
3.25%, 7/1/2045	125,000	104,010
Reedy Creek Improvement District, General Obligation, FL:
Series A, 4.00%, 6/1/2031	500,000	524,017
Series A, 4.00%, 6/1/2035	375,000	382,567
Series A, 5.00%, 6/1/2033	500,000	543,024
Series A, 5.00%, 6/1/2036	500,000	541,532
Series A, 5.00%, 6/1/2037	450,000	484,856
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,225,000	1,382,158
Series A, 5.00%, 7/1/2030	1,200,000	1,402,828
Security Description	Principal Amount	Value
School Board of Miami-Dade County, General Obligation, FL:
3.25%, 3/15/2033	$270,000	$270,431
5.00%, 3/15/2030	250,000	273,880
5.00%, 3/15/2041	115,000	120,734
School District of Broward County, General Obligation, FL:
5.00%, 7/1/2038	500,000	544,184
5.00%, 7/1/2042	970,000	1,041,030
5.00%, 7/1/2045	625,000	691,254
South Florida Water Management District, Certificate Participation, FL:
5.00%, 10/1/2027	165,000	176,445
5.00%, 10/1/2031	175,000	186,670
5.00%, 10/1/2032	300,000	319,027
5.00%, 10/1/2035	105,000	110,639
5.00%, 10/1/2036	370,000	389,331
State of Florida Department of Transportation Revenue, FL:
3.00%, 7/1/2031	1,005,000	1,022,668
3.00%, 7/1/2034	1,045,000	1,033,696
5.00%, 7/1/2032	525,000	591,379
State of Florida Department of Transportation Turnpike System Revenue, FL:
3.00%, 7/1/2046	13,870,000	11,183,828
Series A, 4.00%, 7/1/2043 (d)	7,700,000	7,764,059
Series A, 3.00%, 7/1/2036	590,000	547,956
Series A, 4.00%, 7/1/2036	560,000	575,353
Series A, 5.00%, 7/1/2025	5,000,000	5,281,156
Series B, 2.00%, 7/1/2044	565,000	377,972
Series B, 2.13%, 7/1/2046	1,085,000	724,240
Series B, 3.00%, 7/1/2043	725,000	604,501
Series B, 5.00%, 7/1/2024	225,000	231,816
Series C, 5.00%, 7/1/2030	300,000	322,575
State of Florida Lottery Revenue, FL:
Series A, 5.00%, 7/1/2023	335,000	336,928
Series A, 5.00%, 7/1/2024	740,000	762,050
Series A, 5.00%, 7/1/2025	430,000	453,504
Series A, 5.00%, 7/1/2026	245,000	264,866
Series A, 5.00%, 7/1/2027	515,000	569,847
Series B, 5.00%, 7/1/2023	485,000	487,791
Series B, 5.00%, 7/1/2025	320,000	337,491
State of Florida, General Obligation, FL:
5.00%, 7/1/2026	500,000	542,660
5.00%, 6/1/2027	890,000	986,687
5.00%, 6/1/2029	775,000	896,510
5.00%, 7/1/2029	500,000	555,741
Series A, 4.00%, 6/1/2037	225,000	233,017
Series A, 4.00%, 6/1/2038	475,000	490,942
Series A, 5.00%, 6/1/2023	505,000	506,941

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2024	$170,000	$174,813
Series A, 5.00%, 6/1/2027	500,000	528,036
Series A, 5.00%, 7/1/2027	125,000	135,217
Series A, 5.00%, 6/1/2033	2,000,000	2,475,827
Series B, 5.00%, 6/1/2023	195,000	195,749
Series B, 5.00%, 6/1/2024	500,000	514,155
Series B, 5.00%, 6/1/2027	100,000	103,156
Series B, 5.00%, 6/1/2028	1,845,000	2,073,291
Series B, 5.00%, 6/1/2029	5,215,000	6,032,646
Series B, 5.00%, 6/1/2030	135,000	149,551
Series C, 5.00%, 6/1/2027	500,000	538,690
Series C, 5.00%, 6/1/2031	1,000,000	1,154,898
Series E, 2.38%, 6/1/2031	295,000	278,434
Series E, 5.00%, 6/1/2024	225,000	231,370
Series F, 5.00%, 6/1/2024	110,000	113,114
Series F, 5.00%, 6/1/2029	125,000	134,870
Tohopekaliga Water Authority Revenue, FL:
4.00%, 10/1/2034	110,000	113,308
5.00%, 10/1/2023	125,000	126,492
University of Florida Department of Housing & Residence Education Hsg Sys Rev Revenue, FL 2.25%, 7/1/2046	865,000	574,632
		143,321,946
GEORGIA — 2.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue, GA 5.00%, 1/1/2025	130,000	135,517
City of Atlanta Airport Passenger Facility Charge Revenue, GA:
5.00%, 7/1/2036	660,000	736,334
5.00%, 7/1/2038	495,000	544,833
City of Atlanta Department of Aviation Revenue, GA Series A, Class A, 5.00%, 7/1/2047	5,000,000	5,457,038
City of Atlanta Water & Wastewater Revenue, GA:
5.00%, 11/1/2025	210,000	220,841
5.00%, 11/1/2030	545,000	606,752
Series B, 3.50%, 11/1/2043	225,000	205,261
Series B, 5.00%, 11/1/2028	560,000	624,054
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,370,000	4,054,115
Series A-1, 5.00%, 12/1/2032	3,000,000	3,662,668
City of Columbus, General Obligation, GA 5.00%, 1/1/2029	1,965,000	2,249,168
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	10,000,000	10,903,210
5.00%, 10/1/2044	10,000,000	11,233,247
Security Description	Principal Amount	Value
Forsyth County School District, General Obligation, GA 5.00%, 2/1/2032	$570,000	$668,878
Georgia Ports Authority Revenue, GA:
4.00%, 7/1/2037	1,000,000	1,042,777
5.00%, 7/1/2029	475,000	549,754
5.00%, 7/1/2031	2,375,000	2,851,792
5.00%, 7/1/2032	475,000	577,830
5.25%, 7/1/2043	1,685,000	1,935,925
Georgia State Road & Tollway Authority Revenue, GA:
Series A-BIDD, 4.00%, 7/15/2035	500,000	538,074
Series A-BIDD, 4.00%, 7/15/2044	510,000	512,326
Gwinnett County School District, General Obligation, GA 5.00%, 8/1/2026	3,065,000	3,333,383
Henry County School District, General Obligation, GA 4.00%, 8/1/2024	1,465,000	1,493,517
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series C, 3.25%, 7/1/2039	560,000	518,368
Private Colleges & Universities Authority Revenue, GA:
Series A, 5.00%, 9/1/2029	9,500,000	11,017,686
Series A, 5.00%, 9/1/2032	4,000,000	4,885,309
Series B, 4.00%, 9/1/2041	780,000	790,543
Series B, 5.00%, 9/1/2025	860,000	912,009
State of Georgia, General Obligation, GA:
Series A, 3.00%, 7/1/2041	800,000	696,074
Series A, 4.00%, 7/1/2034	1,700,000	1,881,537
Series A, 4.00%, 7/1/2035	3,275,000	3,574,840
Series A, 4.00%, 7/1/2038	2,660,000	2,813,666
Series A, 5.00%, 7/1/2025	580,000	613,005
Series A, 5.00%, 7/1/2026	525,000	569,965
Series A, 5.00%, 7/1/2028	900,000	1,024,503
Series A, 5.00%, 8/1/2028	1,195,000	1,362,846
Series A, 5.00%, 7/1/2031	165,000	187,046
Series A-1, 5.00%, 2/1/2026	215,000	230,890
Series A-2, 5.00%, 2/1/2025	250,000	255,179
Series A-2, 5.00%, 2/1/2031	505,000	555,156
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	941,570
Series C, 5.00%, 7/1/2030	9,070,000	10,716,419
Series E, 5.00%, 12/1/2025	360,000	384,825
Series F, 5.00%, 1/1/2024	545,000	554,887
		98,623,617
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
5.00%, 7/1/2036	1,000,000	1,119,892

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2035	$500,000	$552,003
Series A, 5.00%, 7/1/2036	255,000	270,836
Series B, 4.00%, 7/1/2032	560,000	582,904
Series B, 5.00%, 7/1/2024	170,000	175,108
City & County of Honolulu, General Obligation, HI:
4.00%, 7/1/2041	500,000	507,272
5.00%, 3/1/2026	710,000	763,012
5.00%, 3/1/2027	500,000	550,674
5.00%, 3/1/2031	500,000	585,281
5.00%, 8/1/2032	565,000	650,372
5.00%, 7/1/2033	750,000	874,657
Series A, 5.00%, 10/1/2028	150,000	159,205
Series B, 5.00%, 3/1/2025	550,000	575,608
Series B, 5.00%, 10/1/2029	530,000	562,260
Series B, 5.00%, 10/1/2030	210,000	222,730
Series C, 5.00%, 7/1/2035	915,000	1,052,523
Series D, 5.00%, 9/1/2023	320,000	323,153
Series E, 5.00%, 3/1/2029	3,055,000	3,514,576
Honolulu City & County Board of Water Supply Revenue, HI Series A, 5.00%, 7/1/2029	65,000	66,945
State of Hawaii State Highway Fund Revenue, HI:
5.00%, 1/1/2036	500,000	574,187
Series B, 5.00%, 1/1/2025	200,000	208,349
Series B, 5.00%, 1/1/2027	215,000	232,223
Series B, 5.00%, 1/1/2029	265,000	286,315
State of Hawaii, General Obligation, HI:
Series EY, 5.00%, 10/1/2026	640,000	681,032
Series EY, 5.00%, 10/1/2027	675,000	717,264
Series FE, 5.00%, 10/1/2024	260,000	269,234
Series FG, 4.00%, 10/1/2032	300,000	310,649
Series FG, 5.00%, 10/1/2029	395,000	429,430
Series FH, 4.00%, 10/1/2031	285,000	296,220
Series FH, 5.00%, 10/1/2027	370,000	402,121
Series FK, 4.00%, 5/1/2023	110,000	110,111
Series FK, 5.00%, 5/1/2034	480,000	524,659
Series FN, 5.00%, 10/1/2025	335,000	355,557
Series FT, 4.00%, 1/1/2037	100,000	101,937
Series FT, 5.00%, 1/1/2027	115,000	125,712
Series FT, 5.00%, 1/1/2036	250,000	273,438
University of Hawaii Revenue, HI Series E, 5.00%, 10/1/2030	525,000	565,097
		19,572,546
IDAHO — 0.2%
Ada & Boise Counties Independent School District Boise City, General Obligation, ID 5.00%, 8/1/2029	80,000	87,776
Idaho Housing & Finance Association Revenue, ID:
5.00%, 8/15/2037	500,000	578,472
Security Description	Principal Amount	Value
5.00%, 8/15/2039	$750,000	$856,765
5.00%, 8/15/2047	3,500,000	3,852,453
Series A, 5.00%, 8/15/2042	2,000,000	2,247,993
		7,623,459
ILLINOIS — 1.4%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL:
5.00%, 1/1/2027	730,000	776,125
5.00%, 1/1/2031	545,000	579,138
5.00%, 1/1/2034	500,000	551,107
Chicago Park District, General Obligation, IL 4.00%, 1/1/2042 (b)	500,000	492,877
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2046 (b)	1,000,000	1,062,854
City of Chicago Waterworks Revenue, IL 5.25%, 11/1/2031 (b)	250,000	273,335
Cook Kane Lake & McHenry Counties Community College District No. 512, General Obligation, IL Series B, 5.00%, 12/1/2028	535,000	608,859
County of Cook Sales Tax Revenue, IL:
4.00%, 11/15/2039	690,000	691,924
Series A, 4.00%, 11/15/2040	1,745,000	1,747,575
Illinois Finance Authority Revenue, IL:
4.00%, 1/1/2025	350,000	358,566
4.00%, 7/1/2025	385,000	396,087
4.00%, 7/1/2033	1,000,000	1,079,497
4.00%, 12/1/2035	620,000	647,300
4.00%, 7/1/2038	4,250,000	4,381,790
4.00%, 7/1/2039	1,215,000	1,245,381
5.00%, 7/1/2023	165,000	165,925
5.00%, 7/1/2024	430,000	442,493
5.00%, 1/1/2027	285,000	304,413
5.00%, 7/1/2027	1,065,000	1,171,421
5.00%, 1/1/2028	250,000	273,702
5.00%, 7/1/2028	125,000	133,103
5.00%, 7/1/2029	165,000	175,877
5.00%, 1/1/2030	350,000	372,593
5.00%, 7/1/2030	955,000	1,107,576
5.00%, 7/1/2032	520,000	566,207
5.00%, 7/1/2033	1,120,000	1,241,100
5.00%, 7/1/2036	125,000	134,302
Series A, 5.00%, 10/1/2028	3,000,000	3,405,874
Series A, 5.00%, 10/1/2032	750,000	908,597
Series A, 5.00%, 10/1/2038	485,000	587,891

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Illinois State Toll Highway Authority Revenue, IL:
4.00%, 1/1/2042	$2,250,000	$2,238,391
5.00%, 1/1/2031	2,000,000	2,312,030
5.00%, 1/1/2039	610,000	650,011
5.00%, 1/1/2043	435,000	475,140
Series A, Class A, 4.00%, 1/1/2046	615,000	599,919
Series A, 5.00%, 12/1/2032	60,000	63,245
Series A, 5.00%, 1/1/2035	480,000	523,996
Series A, 5.00%, 1/1/2042	500,000	527,128
Series A, 5.00%, 1/1/2045	2,055,000	2,209,370
Series B, 5.00%, 1/1/2030	935,000	1,082,207
Series B, 5.00%, 1/1/2036	215,000	228,727
Series B, 5.00%, 1/1/2037	320,000	323,492
Series C, 5.00%, 1/1/2028	315,000	328,394
Series C, 5.00%, 1/1/2036	215,000	221,421
Kane Cook & DuPage Counties School District No. U-46 Elgin, General Obligation, IL:
Series A, 5.00%, 1/1/2030	385,000	389,509
Series D, 5.00%, 1/1/2032	410,000	414,441
Series D, 5.00%, 1/1/2035	485,000	493,079
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	523,437
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2024	470,000	488,168
Series C, 5.00%, 12/1/2031	850,000	1,021,079
Sales Tax Securitization Corp. Revenue, IL:
5.00%, 1/1/2033	3,000,000	3,513,430
Series A, 5.00%, 1/1/2029	975,000	1,064,308
Series A, 5.00%, 1/1/2030	6,500,000	7,325,260
Series A, 5.00%, 1/1/2031	750,000	856,095
Series A, 5.00%, 1/1/2037 (b)	900,000	979,301
		54,735,067
INDIANA — 0.8%
City of Fishers Sewage Works Revenue, IN 4.00%, 7/1/2045 (b)	1,400,000	1,374,237
Indiana Finance Authority Revenue, IN:
4.00%, 8/1/2041	300,000	316,317
4.00%, 10/1/2046 (b)	500,000	491,878
5.00%, 10/1/2024	2,300,000	2,381,682
5.00%, 2/1/2027	110,000	119,264
5.00%, 2/1/2033	925,000	1,036,310
5.00%, 2/1/2034	500,000	557,582
5.00%, 10/1/2034	12,685,000	14,965,008
Series A, 5.00%, 6/1/2026	680,000	734,556
Series A, 5.00%, 6/1/2028	145,000	162,201
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2035	$645,000	$721,513
Series A, 5.00%, 2/1/2037	975,000	1,080,664
Series A, 5.00%, 2/1/2039	520,000	568,898
Series C, 5.00%, 12/1/2023	145,000	147,281
Series C, 5.00%, 12/1/2024	380,000	395,319
Series C, 5.00%, 12/1/2025	385,000	410,624
Series C, 5.00%, 6/1/2027	225,000	246,225
Series C, 5.00%, 6/1/2028	270,000	295,570
Series C, 5.00%, 2/1/2029	795,000	893,799
Indiana University Revenue, IN Series A, 5.00%, 6/1/2023	100,000	100,381
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
4.00%, 1/1/2037	670,000	681,515
5.00%, 1/1/2036	610,000	664,929
Series A, 4.00%, 2/1/2038	500,000	504,468
Series A, 5.00%, 2/1/2030	500,000	571,330
Purdue University Revenue, IN Series EE, 5.00%, 7/1/2035	500,000	578,710
		30,000,261
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
5.00%, 8/1/2023	100,000	100,789
5.00%, 8/1/2024	625,000	645,258
5.00%, 8/1/2037	350,000	378,680
5.00%, 8/1/2046	760,000	839,456
Series A, 5.00%, 8/1/2027	3,600,000	4,008,051
Series A, 5.00%, 8/1/2034	500,000	583,010
Series A, 5.00%, 8/1/2035	1,595,000	1,841,630
Series A, 5.00%, 8/1/2044	1,915,000	2,102,441
Series A, 5.00%, 8/1/2047	5,000,000	5,543,301
Iowa Higher Education Loan Authority Revenue, IA 5.00%, 12/1/2041	400,000	425,708
State of Iowa Revenue, IA:
5.00%, 6/15/2023	100,000	100,443
Series A, 5.00%, 6/1/2028	100,000	107,612
State of Iowa, General Obligation, IA Series A, 5.00%, 6/1/2034	2,000,000	2,316,654
		18,993,033
KANSAS — 0.7%
Butler County Unified School District No. 385 Andover, General Obligation, KS 5.00%, 9/1/2034	350,000	390,114
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	613,278
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series B, 5.00%, 9/1/2023	200,000	201,946

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series B, 4.00%, 10/1/2036	$420,000	$430,346
Kansas Development Finance Authority Revenue, KS:
5.00%, 5/1/2042	7,985,000	9,104,017
5.00%, 5/1/2043	9,300,000	10,559,021
Sedgwick County Unified School District No. 259 Wichita, General Obligation, KS Series A, 4.00%, 10/1/2024	105,000	107,170
Sedgwick County Unified School District No. 260 Derby, General Obligation, KS Series B, 5.00%, 10/1/2040	500,000	545,336
Sedgwick County Unified School District No. 266 Maize, General Obligation, KS 4.00%, 9/1/2028	500,000	528,661
State of Kansas Department of Transportation Revenue, KS:
5.00%, 9/1/2025	850,000	900,175
5.00%, 9/1/2026	490,000	519,397
5.00%, 9/1/2027	390,000	413,209
5.00%, 9/1/2030	660,000	697,688
5.00%, 9/1/2034	270,000	284,446
Series A, 5.00%, 9/1/2026	1,700,000	1,845,113
Series A, 5.00%, 9/1/2029	290,000	300,020
Series A, 5.00%, 9/1/2037	275,000	296,455
		27,736,392
KENTUCKY — 0.2%
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2024	100,000	102,720
Series A, 5.00%, 7/1/2025	160,000	168,244
Series B, 5.00%, 7/1/2024	125,000	128,399
Series B, 5.00%, 7/1/2025	230,000	241,851
Series B, 5.00%, 7/1/2026	120,000	129,341
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 2.25%, 5/15/2043	700,000	490,240
Louisville/Jefferson County Metropolitan Government, General Obligation, KY:
Series A, Class A, 5.00%, 4/1/2025	1,725,000	1,804,958
Series A, 5.00%, 4/1/2032	3,345,000	4,051,269
University of Kentucky Revenue, KY:
Series A, 3.13%, 10/1/2037	360,000	334,377
Series A, 3.25%, 4/1/2039	255,000	236,955
		7,688,354
Security Description	Principal Amount	Value
LOUISIANA — 0.5%
East Baton Rouge Sewerage Commission Revenue, LA:
Series A, 1.30%, 2/1/2041 (c)	$755,000	$643,581
Series A, 4.00%, 2/1/2038	630,000	637,640
Series A, 4.00%, 2/1/2039	2,000,000	2,021,041
Greater New Orleans Expressway Commission Revenue, LA 5.00%, 11/1/2047 (b)	305,000	317,441
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA 4.00%, 2/1/2034 (b)	740,000	794,648
State of Louisiana Gasoline & Fuels Tax Revenue, LA:
Series B, 5.00%, 5/1/2023	265,000	265,471
Series B, 5.00%, 5/1/2025	635,000	666,385
Series B, 5.00%, 5/1/2026	100,000	107,777
Series C, 5.00%, 5/1/2028	250,000	277,281
Series C, 5.00%, 5/1/2030	405,000	447,809
State of Louisiana Revenue, LA:
Series A, 5.00%, 9/1/2027	560,000	620,954
Series A, 5.00%, 9/1/2030	1,365,000	1,540,997
Series A, 5.00%, 6/15/2031	70,000	71,972
State of Louisiana, General Obligation, LA:
5.00%, 3/1/2037	1,225,000	1,392,568
Series A, Class A, 5.00%, 3/1/2030	575,000	671,418
Series A, 5.00%, 4/1/2030	500,000	549,858
Series A, 5.00%, 3/1/2033	750,000	867,770
Series A, 5.00%, 3/1/2034	750,000	864,217
Series A, 5.00%, 3/1/2035	740,000	831,693
Series A, 5.00%, 3/1/2036	680,000	756,883
Series A, 5.00%, 3/1/2037	500,000	559,628
Series A, 5.00%, 3/1/2039	500,000	553,544
Series B, 4.00%, 10/1/2034	285,000	296,501
Series B, 4.00%, 10/1/2035	230,000	237,000
Series B, 4.00%, 10/1/2036	250,000	256,174
Series B, 5.00%, 10/1/2026	875,000	952,495
Series B, 5.00%, 8/1/2027	280,000	304,236
Series C, 5.00%, 8/1/2023	210,000	211,630
Series D, 5.00%, 9/1/2029	390,000	423,824
		18,142,436
MAINE — 0.1%
Maine Governmental Facilities Authority Revenue, ME 4.00%, 10/1/2033	1,100,000	1,172,158
Maine Municipal Bond Bank Revenue, ME:
Series A, 4.00%, 11/1/2039	425,000	427,042
Series C, 5.00%, 11/1/2027	130,000	134,782
Series C, 5.00%, 11/1/2037	155,000	169,299

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2027	$700,000	$775,753
Series D, 5.00%, 6/1/2026	110,000	119,000
		2,798,034
MARYLAND — 3.2%
City of Baltimore Revenue, MD:
Series A, 4.00%, 7/1/2044	2,000,000	2,000,532
Series A, 4.00%, 7/1/2045	2,795,000	2,783,835
Series B, 4.00%, 7/1/2035	330,000	337,816
City of Baltimore, General Obligation, MD:
Series B, 5.00%, 10/15/2024	250,000	259,349
Series B, 5.00%, 10/15/2027	500,000	558,871
County of Anne Arundel, General Obligation, MD:
5.00%, 10/1/2029	995,000	1,161,646
5.00%, 10/1/2038	530,000	596,209
5.00%, 10/1/2042	545,000	603,461
County of Baltimore, Certificate Participation, MD:
5.00%, 3/1/2028	700,000	785,333
5.00%, 3/1/2031	1,800,000	2,127,577
5.00%, 3/1/2032	2,260,000	2,711,470
County of Baltimore, General Obligation, MD:
4.00%, 3/1/2034	565,000	603,615
4.00%, 3/1/2038	1,250,000	1,296,849
5.00%, 3/1/2025	1,050,000	1,099,690
5.00%, 3/1/2026	775,000	833,999
5.00%, 3/1/2029	900,000	1,037,542
5.00%, 3/1/2031	850,000	998,535
Series 81, 4.00%, 3/1/2033	3,615,000	3,884,369
County of Frederick, General Obligation, MD Series A, 4.00%, 10/1/2032	1,750,000	1,961,766
County of Harford, General Obligation, MD:
Series B, 5.00%, 7/1/2026	500,000	542,660
Series B, 5.00%, 7/1/2028	500,000	568,637
County of Howard, General Obligation, MD Series D, 5.00%, 2/15/2026	520,000	558,904
County of Montgomery, General Obligation, MD:
5.00%, 11/1/2025	540,000	575,783
Series A, 3.00%, 8/1/2032	900,000	908,283
Series A, 3.00%, 8/1/2033	1,150,000	1,157,278
Series A, 3.00%, 11/1/2034	500,000	489,672
Series A, 5.00%, 11/1/2032	575,000	653,268
Series B, 4.00%, 11/1/2024	1,000,000	1,023,484
Series B, 4.00%, 12/1/2025	355,000	358,052
Series B, 5.00%, 6/1/2023	500,000	501,874
Series C, 4.00%, 10/1/2030	410,000	437,398
Series D, 4.00%, 11/1/2029	525,000	562,179
Security Description	Principal Amount	Value
County of Prince George's, General Obligation, MD:
Series A, 4.00%, 7/15/2032	$660,000	$708,399
Series A, 5.00%, 7/1/2023	500,000	502,951
Series A, 5.00%, 7/15/2025	1,200,000	1,269,344
Series B, 5.00%, 9/15/2029	525,000	612,396
Maryland Stadium Authority Revenue, MD 5.00%, 5/1/2038	200,000	216,185
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,511,239
Series A, 5.00%, 7/1/2030	2,450,000	2,890,829
Series A, 5.00%, 7/1/2046	2,475,000	2,735,234
State of Maryland Department of Transportation Revenue, MD:
4.00%, 9/1/2025	445,000	461,455
4.00%, 12/15/2025	290,000	292,974
4.00%, 11/1/2027	850,000	872,070
5.00%, 12/15/2023	175,000	177,962
5.00%, 11/1/2026	105,000	109,376
5.00%, 10/1/2027	1,000,000	1,090,713
5.00%, 10/1/2028	525,000	572,318
5.00%, 10/1/2033	520,000	611,680
Series A, 2.00%, 10/1/2034	5,465,000	4,636,119
State of Maryland, General Obligation, MD:
4.00%, 6/1/2030	100,000	101,621
5.00%, 6/1/2024	605,000	622,057
5.00%, 8/1/2026	6,000,000	6,525,382
5.00%, 8/1/2028	1,460,000	1,663,492
5.00%, 8/1/2031	825,000	936,795
5.00%, 8/1/2032	560,000	661,810
5.00%, 3/15/2033	1,995,000	2,337,442
5.00%, 6/1/2033	8,210,000	10,013,582
1st Series GRO, 5.00%, 3/15/2029	675,000	778,811
Series A, 5.00%, 6/1/2036	1,500,000	1,782,225
Series A, 5.00%, 8/1/2023	260,000	262,052
Series A, 5.00%, 3/15/2025	1,020,000	1,069,523
Series A, 5.00%, 8/1/2025	360,000	381,257
Series A, 5.00%, 8/1/2026	510,000	554,657
Series A, 5.00%, 3/15/2027	1,130,000	1,247,952
Series A, 5.00%, 6/1/2027	2,650,000	2,941,229
Series A, 5.00%, 3/15/2028	2,330,000	2,610,203
Series A, 5.00%, 8/1/2028	3,245,000	3,697,281
Series A, 5.00%, 3/15/2029	1,350,000	1,557,622
Series A, 5.00%, 3/15/2030	500,000	563,623
Series A, 5.00%, 8/1/2030	515,000	610,148
Series A, 5.00%, 6/1/2034	9,425,000	11,424,928
Series A GROUP 2, 4.00%, 3/15/2035	1,260,000	1,345,778
Series B, 4.00%, 8/1/2025	180,000	186,457
Series B, 5.00%, 8/1/2027	3,965,000	4,417,890
Series C, 3.00%, 8/1/2026	3,500,000	3,565,426
Series C, 4.00%, 3/1/2028	3,000,000	3,244,801

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2024	$1,350,000	$1,393,757
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,380,000	1,572,902
2.65%, 6/1/2026	500,000	500,624
3.00%, 6/15/2034	285,000	280,470
5.00%, 6/15/2024	200,000	205,835
5.00%, 6/1/2030	745,000	880,361
		124,189,173
MASSACHUSETTS — 3.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, MA Series A, 5.00%, 6/15/2026	525,000	554,529
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
5.00%, 6/1/2035	590,000	603,049
5.00%, 6/1/2041	1,620,000	1,748,603
5.00%, 6/1/2043	530,000	589,499
Series A, 5.00%, 6/1/2027	160,000	164,407
Series A, 5.00%, 6/1/2034	865,000	885,369
Series A, 5.00%, 6/1/2042	1,040,000	1,159,260
Commonwealth of Massachusetts, General Obligation, MA:
2.00%, 9/1/2042	1,600,000	1,097,048
2.38%, 9/1/2043	2,255,000	1,641,588
2.38%, 9/1/2044	1,650,000	1,181,256
2.38%, 9/1/2046	1,400,000	971,656
5.00%, 7/1/2026	600,000	651,193
5.00%, 7/1/2027	600,000	667,234
5.00%, 5/1/2028	530,000	600,534
5.00%, 7/1/2029	675,000	783,787
5.00%, 7/1/2030	500,000	590,697
5.00%, 1/1/2039	755,000	828,387
5.00%, 7/1/2040	520,000	579,460
5.00%, 5/1/2042	530,000	577,715
5.00%, 5/1/2044	980,000	1,064,026
5.00%, 7/1/2045	2,835,000	3,111,071
Series A, 3.00%, 3/1/2035	3,645,000	3,557,153
Series A, 5.00%, 7/1/2024	670,000	690,630
Series A, 5.00%, 7/1/2025	585,000	618,158
Series A, 5.00%, 3/1/2037	110,000	111,775
Series A, 5.25%, 1/1/2044	800,000	875,506
Series B, 2.50%, 3/1/2043	500,000	376,605
Series B, 5.00%, 7/1/2023	800,000	804,839
Series B, 5.00%, 7/1/2024	900,000	927,712
Series B, 5.00%, 7/1/2027	115,000	127,887
Series B, 5.00%, 7/1/2028	500,000	568,637
Series B, 5.00%, 7/1/2030	250,000	295,348
Series C, 5.00%, 10/1/2027	350,000	391,500
Series C, 5.25%, 10/1/2047	14,000,000	15,896,091
Series D, 3.00%, 11/1/2038	750,000	682,833
Security Description	Principal Amount	Value
Series D, 3.00%, 11/1/2041	$2,200,000	$1,895,666
Series D, 3.00%, 11/1/2042	1,975,000	1,666,446
Series D, 4.00%, 11/1/2035	1,290,000	1,363,641
Series D, 4.00%, 11/1/2037	2,000,000	2,069,336
Series D, 4.00%, 11/1/2041	650,000	657,523
Series D, 5.00%, 7/1/2023	605,000	608,660
Series D, 5.00%, 11/1/2028	13,500,000	15,466,646
Series D, 5.00%, 2/1/2033	635,000	694,322
Series E, 3.00%, 4/1/2044	180,000	148,890
Series E, 5.00%, 9/1/2027	965,000	1,077,319
Series E, 5.00%, 9/1/2037	525,000	576,427
Series E, 5.00%, 11/1/2045	9,465,000	10,424,118
Series E, 5.25%, 9/1/2043	690,000	753,221
Series F, 5.00%, 11/1/2040	510,000	548,396
Series G, 5.00%, 9/1/2029	500,000	582,469
Series J, 5.00%, 12/1/2036	110,000	117,608
Massachusetts Bay Transportation Authority Assessment Revenue, MA Series A, 2.00%, 7/1/2028	140,000	135,276
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	3,530,000	3,639,019
5.00%, 7/1/2029	850,000	985,379
Series A-1, 4.00%, 7/1/2048	10,000,000	9,918,026
Series A-1, 4.00%, 7/1/2039	550,000	558,631
Series B, 5.00%, 7/1/2026	250,000	264,002
Series B, 5.00%, 7/1/2030	145,000	153,121
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 8/1/2026	500,000	544,117
5.00%, 2/1/2031	250,000	267,549
Series 20, 5.00%, 2/1/2030	905,000	948,175
Series 23B, 5.00%, 2/1/2026	805,000	864,723
Massachusetts Development Finance Agency Revenue, MA:
5.00%, 4/1/2032	130,000	143,274
5.00%, 10/1/2033 (c)	500,000	505,576
Series A, 5.00%, 10/15/2027	2,000,000	2,239,147
Series A, 5.00%, 7/15/2028	115,000	125,237
Series A, 5.00%, 7/15/2030	140,000	152,555
Series B, 5.00%, 11/15/2032	15,395,000	19,067,003
Massachusetts School Building Authority Revenue, MA:
Series A, 4.00%, 8/15/2045	2,500,000	2,486,356
Series A, 5.00%, 8/15/2033	500,000	585,211
Series A, 5.00%, 2/15/2044	890,000	959,485
Series B, 4.00%, 2/15/2040	400,000	400,434
Series B, 5.00%, 11/15/2029	125,000	136,144
Series C, 5.00%, 8/15/2025	135,000	142,963
Massachusetts State College Building Authority Revenue, MA:
Series A, 5.00%, 5/1/2031	750,000	888,939

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2032	$600,000	$723,764
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series C, 5.00%, 1/1/2034	760,000	861,938
Massachusetts Water Resources Authority Revenue, MA:
5.00%, 8/1/2043	510,000	561,752
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	160,951
University of Massachusetts Building Authority Revenue, MA:
Series 1, 5.00%, 11/1/2032	1,000,000	1,153,434
Series 1, 5.00%, 11/1/2033	2,000,000	2,300,282
Series 1, 5.00%, 11/1/2039	40,000	41,535
Series 1, 5.00%, 11/1/2044	105,000	109,028
Series 1, 5.25%, 11/1/2042	825,000	893,162
Series 2021-1-SENIOR, 5.00%, 11/1/2026	2,780,000	3,040,179
Series 2021-1-SENIOR, 5.00%, 11/1/2029	710,000	825,512
		141,407,609
MICHIGAN — 0.7%
Bloomfield Hills School District, General Obligation, MI 4.00%, 5/1/2045	500,000	497,300
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2030	550,000	638,345
Lansing Board of Water & Light Revenue, MI Series A, 5.00%, 7/1/2044	2,350,000	2,518,173
Macomb, Interceptor Drain Drainage District, Special Assessment, MI Series A, 5.00%, 5/1/2032	335,000	367,647
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	285,000	317,384
5.00%, 11/1/2036	250,000	276,184
Series B, 5.00%, 10/1/2025	230,000	244,401
Series B, 5.00%, 10/1/2028	250,000	271,616
Michigan State Building Authority Revenue, MI:
5.00%, 4/15/2026	1,000,000	1,077,556
5.00%, 4/15/2030	155,000	164,508
5.00%, 4/15/2031	545,000	578,502
5.00%, 10/15/2047	3,000,000	3,314,297
Series I, 4.00%, 10/15/2035	225,000	231,609
Series I, 5.00%, 4/15/2024	510,000	522,232
Series I, 5.00%, 4/15/2028	175,000	185,427
Series I, 5.00%, 10/15/2028	100,000	108,226
Series I, 5.00%, 10/15/2030	390,000	422,733
Security Description	Principal Amount	Value
Series I, 5.00%, 10/15/2032	$255,000	$274,117
Series I, 5.00%, 10/15/2033	330,000	354,750
Series I, 5.00%, 4/15/2038	295,000	307,247
Series I, 5.00%, 4/15/2041	130,000	136,721
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2028	145,000	155,697
State of Michigan Trunk Line Revenue, MI:
4.00%, 11/15/2044	500,000	502,119
5.00%, 11/15/2025	1,640,000	1,750,546
Series B, 4.00%, 11/15/2045	5,000,000	4,998,054
State of Michigan, General Obligation, MI:
3.00%, 5/1/2030	250,000	247,669
3.00%, 5/15/2036	1,140,000	1,053,573
4.00%, 5/15/2040	835,000	855,952
5.00%, 5/15/2035	1,940,000	2,234,739
University of Michigan Revenue, MI:
5.00%, 4/1/2040	465,000	501,852
Series A, 4.00%, 4/1/2045	700,000	701,395
Series A, 5.00%, 4/1/2025	225,000	236,056
Series A, 5.00%, 4/1/2026	575,000	619,704
Series A, 5.00%, 4/1/2034	450,000	493,668
Series A, 5.00%, 4/1/2042	545,000	602,988
Utica Community Schools, General Obligation, MI 5.00%, 5/1/2031	500,000	571,355
		28,334,342
MINNESOTA — 1.0%
Anoka-Hennepin Independent School District No. 11, General Obligation, MN 3.00%, 2/1/2045	780,000	664,547
County of Hennepin Sales Tax Revenue, MN:
5.00%, 12/15/2026	525,000	533,373
5.00%, 12/15/2029	225,000	228,620
Elk River Independent School District No. 728, General Obligation, MN Series A, 2.00%, 2/1/2034	845,000	743,832
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2025	125,000	130,772
Minnesota Public Facilities Authority Revenue, MN Series B, 4.00%, 3/1/2026	130,000	136,184
South Washington County Independent School District No. 833, General Obligation, MN Series A, 4.00%, 2/1/2029	325,000	336,998

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Minnesota, General Obligation, MN:
4.00%, 9/1/2037	$1,400,000	$1,495,541
4.00%, 9/1/2038	1,540,000	1,624,744
Series A, 5.00%, 8/1/2024	750,000	774,807
Series A, 5.00%, 8/1/2025	3,590,000	3,802,819
Series A, 5.00%, 8/1/2027	640,000	713,382
Series A, 5.00%, 8/1/2028	150,000	158,752
Series A, 5.00%, 10/1/2028	205,000	228,688
Series A, 5.00%, 8/1/2037	2,000,000	2,247,651
Series A, 5.00%, 8/1/2038	500,000	560,365
Series B, 4.00%, 8/1/2026	520,000	548,112
Series B, 5.00%, 8/1/2024	7,190,000	7,427,817
Series B, 5.00%, 8/1/2026	2,325,000	2,529,365
Series D, 5.00%, 8/1/2025	5,265,000	5,577,116
Series D, 5.00%, 10/1/2026	325,000	355,040
Series D, 5.00%, 10/1/2028	540,000	602,397
Series E, 5.00%, 10/1/2027	100,000	111,903
University of Minnesota Revenue, MN:
Series A, 5.00%, 9/1/2040	485,000	520,685
Series A, 5.00%, 4/1/2041	350,000	367,673
Series A, 5.00%, 9/1/2041	200,000	214,327
Virginia Independent School District No. 706, General Obligation, MN Series A, 5.00%, 2/1/2031	1,935,000	2,139,311
White Bear Lake Independent School District No. 624, General Obligation, MN:
Series A, Class A, 3.00%, 2/1/2031	1,000,000	1,005,646
Series A, Class A, 4.00%, 2/1/2029	2,080,000	2,230,156
		38,010,623
MISSISSIPPI — 0.2%
Mississippi Development Bank Revenue, MS 5.00%, 8/1/2027	415,000	452,547
State of Mississippi, General Obligation, MS:
4.00%, 6/1/2034	1,075,000	1,149,880
4.00%, 10/1/2041	965,000	971,046
Series A, 4.00%, 6/1/2036	1,000,000	1,039,361
Series A, 5.00%, 10/1/2027	330,000	350,827
Series A, 5.00%, 10/1/2032	415,000	463,454
Series A, 5.00%, 10/1/2034	135,000	150,762
Series B, 3.00%, 10/1/2035	795,000	754,985
Series B, 5.00%, 12/1/2026	110,000	120,417
Series B, 5.00%, 12/1/2028	250,000	273,571
Series B, 5.00%, 12/1/2031	150,000	164,261
Series B, Class B, 5.00%, 10/1/2033	510,000	587,174
Series B, 5.00%, 12/1/2034	100,000	109,507
Series B, 5.00%, 12/1/2036	100,000	109,507
Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2027	$195,000	$207,307
		6,904,606
MISSOURI — 0.4%
City of Kansas City Sanitary Sewer System Revenue, MO:
Series A, 5.00%, 1/1/2029	120,000	125,093
Series A, 5.00%, 1/1/2032	100,000	111,336
City of Kansas City, General Obligation, MO:
Series A, 5.00%, 2/1/2027	530,000	581,311
Series A, 5.00%, 2/1/2028	225,000	252,188
City of Springfield Public Utility Revenue, MO 5.00%, 8/1/2023	200,000	201,480
County of St. Louis Revenue, MO:
Series A, 3.00%, 12/1/2031	500,000	502,665
Series A, 5.25%, 12/1/2038	1,505,000	1,670,215
Metropolitan St. Louis Sewer District Revenue, MO:
Series A, 5.00%, 5/1/2028	305,000	335,819
Series A, 5.00%, 5/1/2037	350,000	378,508
Missouri Highway & Transportation Commission Revenue, MO:
5.00%, 11/1/2024	2,250,000	2,337,378
Series A, 5.00%, 5/1/2025	405,000	415,314
Series A, 5.00%, 5/1/2032	5,000,000	6,072,186
Series B, 5.00%, 11/1/2024	500,000	519,417
Missouri State Board of Public Buildings Revenue, MO:
Series A, 4.00%, 4/1/2024	150,000	152,073
Series B, 4.00%, 10/1/2028	595,000	642,153
North Kansas City School District No. 74, General Obligation, MO 4.00%, 3/1/2029	25,000	25,942
		14,323,078
NEBRASKA — 0.3%
City of Lincoln Electric System Revenue, NE:
5.00%, 9/1/2032	310,000	337,203
5.00%, 9/1/2034	310,000	335,735
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,471,099
Series A, 5.00%, 2/1/2024	155,000	158,050
Series A, 5.00%, 2/1/2028	465,000	498,574
Series B, 5.00%, 2/1/2032	750,000	900,004
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,388,974
University of Nebraska Facilities Corp. Revenue, NE:
5.00%, 7/15/2027	560,000	621,383

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2028	$500,000	$566,728
5.00%, 7/15/2031	725,000	865,087
Series A, 4.00%, 7/15/2030	500,000	527,766
		9,670,603
NEVADA — 0.8%
City of Henderson, General Obligation, NV 4.00%, 6/1/2045	800,000	800,290
City of Las Vegas, General Obligation, NV:
Series C, 4.00%, 9/1/2036	300,000	305,276
Series C, 4.00%, 9/1/2037	140,000	141,847
Clark County School District, General Obligation, NV Series A, 5.00%, 6/15/2024	100,000	102,774
Clark County Water Reclamation District, General Obligation, NV:
5.00%, 7/1/2023	130,000	130,726
5.00%, 7/1/2025	250,000	263,889
5.00%, 7/1/2027	200,000	215,632
County of Clark Department of Aviation Revenue, NV Series B, 5.00%, 7/1/2041	2,295,000	2,471,434
County of Clark Revenue, NV:
5.00%, 7/1/2024	105,000	107,985
5.00%, 7/1/2030	1,250,000	1,458,570
5.00%, 7/1/2036	125,000	135,366
County of Clark, General Obligation, NV:
3.00%, 7/1/2035	800,000	768,116
3.00%, 7/1/2039	500,000	438,919
4.00%, 7/1/2031	650,000	686,828
5.00%, 6/1/2025	430,000	452,901
5.00%, 6/1/2026	150,000	162,225
5.00%, 6/1/2027	110,000	121,812
5.00%, 11/1/2028	145,000	151,913
5.00%, 6/1/2031	850,000	979,027
Series A, 5.00%, 11/1/2024	180,000	187,075
Series A, 5.00%, 11/1/2026	420,000	451,889
Series A, 5.00%, 6/1/2027	140,000	154,799
Series A, 5.00%, 11/1/2029	575,000	618,480
Series A, 5.00%, 6/1/2036	810,000	883,787
Series A, 5.00%, 6/1/2038	545,000	588,416
Series B, 5.00%, 11/1/2023	110,000	111,558
Series B, 5.00%, 11/1/2024	170,000	176,682
Series B, 5.00%, 11/1/2025	100,000	106,497
Series B, 5.00%, 11/1/2026	180,000	196,652
Series B, 5.00%, 11/1/2028	120,000	130,756
Series B, 5.00%, 12/1/2030	525,000	594,661
Series B, 5.00%, 12/1/2035	950,000	1,055,561
Series C, 4.00%, 7/1/2033	1,500,000	1,576,196
Las Vegas Valley Water District, General Obligation, NV:
4.00%, 6/1/2046	1,550,000	1,551,234
Security Description	Principal Amount	Value
5.00%, 6/1/2026	$605,000	$653,731
Series A, 4.00%, 6/1/2041	1,550,000	1,575,812
Series A, 4.00%, 6/1/2042	2,230,000	2,256,086
Series A, 5.00%, 6/1/2027	175,000	188,929
Series A, 5.00%, 6/1/2029	850,000	981,155
Series A, 5.00%, 6/1/2031	125,000	134,949
Series A, 5.00%, 6/1/2032	100,000	107,738
Series A, 5.00%, 6/1/2037	200,000	211,969
Series B, 5.00%, 12/1/2025	150,000	157,827
Series C, 3.00%, 6/1/2033	850,000	846,904
Series C, 4.00%, 6/1/2036	500,000	532,508
Series C, 5.00%, 6/1/2029	1,625,000	1,875,738
State of Nevada Highway Improvement Revenue, NV:
3.38%, 12/1/2034	750,000	746,716
5.00%, 12/1/2026	310,000	333,792
5.00%, 12/1/2028	560,000	604,751
5.00%, 12/1/2030	185,000	204,246
Truckee Meadows Water Authority Revenue, NV:
5.00%, 7/1/2031	105,000	113,037
5.00%, 7/1/2034	145,000	155,257
		29,960,918
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank Revenue, NH Series D, 4.00%, 8/15/2039	650,000	653,066
NEW JERSEY — 0.7%
Cherry Hill Township School District, General Obligation, NJ:
3.00%, 8/1/2026	5,000,000	5,053,534
4.00%, 8/1/2037	10,000,000	10,385,630
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,364,092
County of Hudson, General Obligation, NJ 3.00%, 11/15/2041	1,700,000	1,429,951
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	1,980,000	1,720,210
Monmouth County Improvement Authority Revenue, NJ Series B, 5.00%, 12/1/2025	550,000	588,368
New Brunswick Parking Authority Revenue, NJ Series A, 5.00%, 9/1/2032	120,000	128,230
New Jersey Educational Facilities Authority Revenue, NJ:
5.00%, 3/1/2027	3,000,000	3,309,958
Series C, 2.00%, 3/1/2039	500,000	368,230
Series C, 2.00%, 3/1/2041	1,635,000	1,135,136

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	$665,000	$733,618
		26,216,957
NEW MEXICO — 0.5%
Albuquerque Municipal School District No. 12, General Obligation, NM:
Series 2017, 5.00%, 8/1/2024	210,000	216,390
Series 2017, 5.00%, 8/1/2025	230,000	242,778
Series 2017, 5.00%, 8/1/2027	645,000	699,105
City of Albuquerque Gross Receipts Tax Revenue, NM Series B, 5.00%, 7/1/2039	1,000,000	1,138,175
New Mexico Finance Authority Revenue, NM Series B1, 5.00%, 6/15/2027	115,000	118,217
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
5.00%, 7/1/2032	7,500,000	9,068,260
Series A, 5.00%, 7/1/2023	365,000	367,128
Series A, 5.00%, 7/1/2025	765,000	806,643
Series A, 5.00%, 7/1/2030	600,000	704,459
Series A, 5.00%, 7/1/2031	2,910,000	3,465,323
Series B, 4.00%, 7/1/2023	100,000	100,344
Series B, 4.00%, 7/1/2024	200,000	203,606
Series B, 5.00%, 7/1/2026	100,000	108,206
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2024	255,000	260,592
5.00%, 3/1/2026	1,045,000	1,123,025
		18,622,251
NEW YORK — 20.2%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2038	500,000	557,157
Series B, 5.00%, 11/1/2040	500,000	553,703
Build NYC Resource Corp. Revenue, NY 4.00%, 11/1/2026	900,000	952,537
City of New York, General Obligation, NY:
4.00%, 3/1/2047	1,000,000	973,580
5.00%, 3/1/2027	600,000	660,809
5.00%, 8/1/2027	10,000,000	11,120,378
5.00%, 8/1/2028	660,000	732,355
5.00%, 8/1/2029	8,895,000	10,316,881
5.00%, 8/1/2033	500,000	592,452
5.00%, 12/1/2036	550,000	606,563
5.00%, 3/1/2040	535,000	587,066
5.00%, 8/1/2041	535,000	582,618
5.25%, 10/1/2030	560,000	627,805
5.25%, 3/1/2035	670,000	747,853
Series E1, 5.00%, 4/1/2025	5,000,000	5,250,227
Security Description	Principal Amount	Value
Series E1, 5.00%, 4/1/2035	$3,500,000	$4,190,968
Series E1, 5.00%, 4/1/2036	1,800,000	2,126,183
Series 1, 5.00%, 8/1/2023	500,000	503,945
Series 1, 5.00%, 8/1/2025	755,000	800,286
Series 1, 5.00%, 8/1/2027	595,000	661,662
Series 1-REMK 3/24/21, 5.00%, 4/1/2034	815,000	956,344
Series A, 3.00%, 8/1/2036	2,485,000	2,303,312
Series A, 4.00%, 8/1/2037	1,900,000	1,936,275
Series A, 5.00%, 8/1/2026	560,000	608,285
Series A-1, 4.00%, 8/1/2034	800,000	848,070
Series A-1, 4.00%, 8/1/2038	3,000,000	3,048,409
Series A-1, Class A, 4.00%, 8/1/2042	710,000	704,759
Series A-1, 5.00%, 8/1/2024	1,300,000	1,341,620
Series A-1, 5.00%, 8/1/2025	2,020,000	2,141,162
Series A-1, 5.00%, 8/1/2030	2,000,000	2,356,201
Series A-1, 5.00%, 8/1/2031	10,000,000	11,720,258
Series A-1, 5.00%, 8/1/2032	635,000	742,512
Series A-SUBSER A-1, 4.00%, 8/1/2042	520,000	516,161
Series B-1, 3.00%, 10/1/2041	850,000	713,314
Series B-1, 3.00%, 10/1/2044	515,000	416,102
Series B-1, 4.00%, 10/1/2039	950,000	955,653
Series B-1, 4.00%, 10/1/2040	545,000	546,165
Series B-1, 5.00%, 8/1/2025	6,350,000	6,730,882
Series B-1, 5.00%, 8/1/2029	7,500,000	8,698,888
Series B-1, 5.00%, 8/1/2030	14,790,000	17,424,108
Series B-1, 5.00%, 8/1/2031	2,500,000	2,993,536
Series B-1, 5.00%, 10/1/2031	1,500,000	1,801,028
Series B-1, 5.00%, 8/1/2032	1,825,000	2,217,674
Series B-1, 5.00%, 10/1/2034	2,415,000	2,749,135
Series B-1, 5.00%, 12/1/2037	500,000	538,233
Series B-1, 5.00%, 10/1/2038	300,000	322,600
Series B-1, 5.25%, 10/1/2043	1,500,000	1,694,750
Series C, 5.00%, 8/1/2024	1,000,000	1,032,015
Series C, 5.00%, 8/1/2026	1,300,000	1,406,420
Series C, 5.00%, 8/1/2027	1,215,000	1,351,125
Series C, 5.00%, 8/1/2028	620,000	692,997
Series C, 5.00%, 8/1/2035	5,000,000	5,737,286
Series C, 5.00%, 8/1/2043	520,000	566,087
Series C-1, 5.00%, 8/1/2029	520,000	603,123
Series C-1, 5.00%, 8/1/2030	2,800,000	3,298,682
Series C-1, 5.00%, 8/1/2031	500,000	586,013
Series C-1, 5.00%, 8/1/2033	700,000	815,272
Series D-1, 4.00%, 3/1/2042	550,000	545,341
Series D-1, 5.00%, 3/1/2039	500,000	551,917
Series D-1, 5.00%, 12/1/2041	625,000	674,643
Series D-1, 5.00%, 3/1/2043	3,080,000	3,339,342
Series E, 4.00%, 8/1/2026	250,000	263,545
Series E, 5.00%, 8/1/2024	760,000	784,331
Series E, 5.00%, 8/1/2025	380,000	402,793
Series E, 5.00%, 8/1/2027	1,035,000	1,150,959
Series E-1, 4.00%, 3/1/2041	500,000	499,301
Series E-1, 5.00%, 3/1/2037	585,000	636,328

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series F-1, 4.00%, 3/1/2038	$785,000	$796,921
Series F-1, 4.00%, 3/1/2040	950,000	952,362
Series F-1, 5.00%, 4/1/2023	750,000	750,000
Series F-1, 5.00%, 4/1/2033	1,220,000	1,360,918
Series H, 5.00%, 1/1/2036	2,250,000	2,499,413
Series J-10-REMK, 5.00%, 8/1/2027	1,265,000	1,406,728
Series J-6-REMK, 5.00%, 8/1/2023	735,000	740,800
Series J-SUBSER J11-REMK, 5.00%, 8/1/2026	505,000	548,543
Series L-6, 5.00%, 4/1/2028	800,000	903,179
Series L-6, 5.00%, 4/1/2031	555,000	634,266
County of Westchester, General Obligation, NY:
5.00%, 10/15/2027	2,225,000	2,490,032
Series A, 2.00%, 10/15/2034	6,410,000	5,631,403
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2027	220,000	234,124
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 5.00%, 2/15/2042	800,000	847,158
Metropolitan Transportation Authority Revenue, NY:
5.00%, 11/15/2036	590,000	680,053
Series A, 5.00%, 11/15/2044	695,000	769,017
Series A, 5.25%, 11/15/2027	250,000	271,554
Series A, 5.25%, 11/15/2034	560,000	607,678
Series A, 5.25%, 11/15/2035	250,000	270,211
Series B-1, 5.00%, 11/15/2036	350,000	373,435
Series B-2, 4.00%, 11/15/2033	330,000	343,404
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 5/1/2030	595,000	672,202
5.00%, 5/1/2031	500,000	550,447
5.00%, 5/1/2032	525,000	591,161
5.00%, 5/1/2034	525,000	587,336
Series C, 5.00%, 7/1/2028	200,000	220,664
New York City Municipal Water Finance Authority Revenue, NY:
3.50%, 6/15/2042	900,000	821,946
4.00%, 6/15/2024	2,845,000	2,894,675
4.00%, 6/15/2025	575,000	594,270
4.00%, 6/15/2036	520,000	544,751
4.00%, 6/15/2042	6,760,000	6,759,966
4.00%, 6/15/2043	1,650,000	1,645,085
5.00%, 6/15/2024	1,055,000	1,085,780
5.00%, 6/15/2026	5,085,000	5,337,596
5.00%, 6/15/2027	2,380,000	2,537,201
5.00%, 6/15/2028	500,000	546,009
Security Description	Principal Amount	Value
5.00%, 6/15/2031	$1,000,000	$1,195,716
5.00%, 6/15/2040	1,295,000	1,408,252
Series DD, 4.13%, 6/15/2046	5,000,000	4,975,011
Series DD, 4.13%, 6/15/2047	5,000,000	4,960,994
Series AA, 5.00%, 6/15/2040	3,705,000	4,078,979
Series AA-2, 5.00%, 6/15/2028	2,500,000	2,730,043
Series AA-2, 5.00%, 6/15/2032	700,000	835,596
Series BB-1, 5.00%, 6/15/2044	670,000	741,890
Series BB-2, 5.00%, 6/15/2031	530,000	584,926
Series CC-, 4.00%, 6/15/2041	500,000	501,663
Series CC-, 4.00%, 6/15/2042	975,000	974,991
Series CC-1, 4.00%, 6/15/2025	1,000,000	1,033,513
Series CC-1, 4.00%, 6/15/2041	900,000	902,994
Series CC-1, 4.00%, 6/15/2042	500,000	499,995
Series DD, 5.00%, 6/15/2029	2,000,000	2,319,057
Series DD-2-BLOCK 4-2ND GENER, 3.50%, 6/15/2040	580,000	549,947
Series EE, 5.00%, 6/15/2031	1,310,000	1,579,407
Series EE 2, 5.00%, 6/15/2040	3,785,000	4,141,326
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2029	695,000	740,905
Series FF, 5.00%, 6/15/2041	1,000,000	1,103,206
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,165,538
Series GG, 5.00%, 6/15/2039	350,000	362,998
Series GG-, 5.00%, 6/15/2030	900,000	1,064,319
New York City Transitional Finance Authority Building Aid Revenue, NY:
5.00%, 7/15/2034	750,000	858,826
5.00%, 7/15/2039	500,000	550,040
Series S, 5.00%, 7/15/2029	5,885,000	6,816,194
Series S-, 5.00%, 7/15/2028	160,000	166,552
Series S-1, 5.00%, 7/15/2032	520,000	584,245
Series S-1, 5.00%, 7/15/2033	5,000,000	5,601,316
Series S-1, 5.00%, 7/15/2035	630,000	688,819
Series S1A, 4.00%, 7/15/2037	6,430,000	6,671,791
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,179,094
Series S-1-SUBSER, 5.00%, 7/15/2033	2,500,000	2,968,793
Series S-2, 5.00%, 7/15/2036	590,000	642,206
Series S-2A, 4.00%, 7/15/2038	500,000	508,878

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series S-2A, 5.00%, 7/15/2032	$570,000	$640,423
Series S-3-SUBSER, 4.00%, 7/15/2038	500,000	508,878
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	772,214
Series S-3-SUBSER, 5.00%, 7/15/2026	500,000	542,193
Series S-3-SUBSER, 5.00%, 7/15/2036	3,205,000	3,520,429
Series S-4A, 5.00%, 7/15/2033	250,000	280,066
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
3.00%, 11/1/2037	2,000,000	1,794,305
4.00%, 5/1/2036	600,000	628,127
4.00%, 5/1/2038	3,690,000	3,763,302
4.00%, 11/1/2038	1,505,000	1,536,026
4.00%, 5/1/2039	875,000	882,616
4.00%, 11/1/2040	2,335,000	2,333,013
4.00%, 5/1/2045	5,350,000	5,267,280
4.00%, 2/1/2047	535,000	521,623
5.00%, 5/1/2025	500,000	525,598
5.00%, 8/1/2025	885,000	936,432
5.00%, 11/1/2026	545,000	596,006
5.00%, 5/1/2027	640,000	708,167
5.00%, 11/1/2027	7,410,000	8,294,207
5.00%, 11/1/2028	500,000	552,844
5.00%, 11/1/2029	720,000	787,626
5.00%, 5/1/2031	750,000	887,935
5.00%, 5/1/2032	525,000	620,185
5.00%, 11/1/2032	7,000,000	8,259,910
5.00%, 5/1/2033	565,000	663,714
5.00%, 2/1/2034	600,000	649,270
5.00%, 5/1/2034	250,000	267,218
5.00%, 11/1/2034	600,000	702,123
5.00%, 5/1/2036	245,000	260,307
5.00%, 8/1/2038	500,000	542,025
5.00%, 8/1/2040	640,000	687,637
Series 1-REMK, 5.00%, 11/1/2026	500,000	546,795
Series A-1, 4.00%, 11/1/2036	1,875,000	1,963,940
Series A-1, 5.00%, 8/1/2023	520,000	523,848
Series A-1, 5.00%, 11/1/2023	35,000	35,455
Series A-1, 5.00%, 11/1/2026	875,000	956,891
Series A-1, 5.00%, 8/1/2027	275,000	289,895
Series A-1, 5.00%, 11/1/2027	5,000,000	5,596,630
Series A-1, 5.00%, 8/1/2031	150,000	154,425
Series A-1, 5.25%, 8/1/2040	1,135,000	1,301,874
Series A-2, 5.00%, 5/1/2036	540,000	602,248
Series A-2, 5.00%, 8/1/2039	700,000	752,067
Series A-3, 4.00%, 5/1/2042	2,500,000	2,483,649
Series A-3, 4.00%, 5/1/2043	1,165,000	1,156,807
Series A-3, 5.00%, 8/1/2040	500,000	536,759
Series B-1, 3.00%, 8/1/2041	1,600,000	1,342,580
Security Description	Principal Amount	Value
Series B-1, 4.00%, 8/1/2038	$800,000	$817,226
Series B-1, 4.00%, 8/1/2039	3,250,000	3,280,611
Series B-1, 4.00%, 11/1/2039	1,895,000	1,909,575
Series B-1, 4.00%, 8/1/2045	2,500,000	2,461,026
Series B-1, 5.00%, 11/1/2025	1,000,000	1,065,232
Series B-1, 5.00%, 11/1/2027	4,910,000	5,495,891
Series B-1, 5.00%, 11/1/2028	500,000	572,274
Series B-1, 5.00%, 8/1/2029	40,000	43,984
Series B-1, 5.00%, 8/1/2030	295,000	319,647
Series B-1, 5.00%, 8/1/2031	175,000	180,163
Series B-1, 5.00%, 8/1/2034	960,000	1,130,290
Series B-1, 5.00%, 11/1/2034	545,000	621,983
Series C, 5.00%, 11/1/2025	295,000	314,243
Series C1, 5.00%, 11/1/2034	3,000,000	3,394,038
Series C-1, 4.00%, 2/1/2039	1,185,000	1,196,728
Series D1, 4.00%, 11/1/2044	7,820,000	7,748,077
Series D-1, 5.00%, 11/1/2028	1,480,000	1,693,932
Series D-1, 5.00%, 11/1/2034	2,000,000	2,377,762
Series D-S, 5.00%, 11/1/2036	1,000,000	1,135,435
Series D-S, 5.00%, 11/1/2044	835,000	909,901
Series E-1, 4.00%, 2/1/2043	2,850,000	2,830,064
Series E-1, 5.00%, 2/1/2030	370,000	402,635
Series F-1, 5.00%, 5/1/2036	515,000	554,111
Series F-1, 5.00%, 5/1/2039	615,000	658,275
Series F-1, 5.00%, 5/1/2043	635,000	675,547
Series F-1, 5.00%, 2/1/2047	7,000,000	7,642,997
New York Power Authority Revenue, NY 4.00%, 11/15/2040 (b)	795,000	801,507
New York State Dormitory Authority Revenue, NY:
3.25%, 2/15/2040	5,000	5,167
5.00%, 10/1/2023	200,000	202,182
5.00%, 10/1/2024 (b)	3,005,000	3,109,041
5.00%, 10/1/2026 (b)	665,000	720,408
5.00%, 10/1/2027 (b)	855,000	946,728
5.00%, 10/1/2028	500,000	540,442
5.00%, 10/1/2028 (b)	2,775,000	3,136,693
5.00%, 2/15/2029	500,000	544,494
5.00%, 10/1/2031	510,000	546,898
5.00%, 7/1/2033	1,335,000	1,666,613
5.00%, 7/1/2034	2,105,000	2,642,672
5.00%, 7/1/2036	500,000	617,462
5.00%, 7/1/2040	750,000	812,880
Series 1, 5.00%, 1/15/2029	400,000	445,810
Series 1, 5.00%, 1/15/2030	250,000	278,198
Series 1, 5.00%, 1/15/2031	500,000	555,667
Series A, 3.00%, 7/1/2029	315,000	319,798
Series A, 4.00%, 10/1/2024 (b)	440,000	448,187
Series A, 4.00%, 10/1/2035 (b)	865,000	899,339
Series A, 4.00%, 3/15/2037	580,000	592,856
Series A, 4.00%, 3/15/2038	5,000,000	5,062,274
Series A, 4.00%, 3/15/2039	700,000	704,917
Series A, 4.00%, 3/15/2040	2,500,000	2,503,908

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2040	$500,000	$502,889
Series A, 4.00%, 3/15/2041	1,200,000	1,196,595
Series A, 4.00%, 3/15/2042	1,150,000	1,139,515
Series A, 4.00%, 3/15/2043	1,000,000	988,954
Series A, 4.00%, 3/15/2044	1,230,000	1,212,075
Series A, 4.00%, 3/15/2047	2,000,000	1,946,940
Series A, 5.00%, 3/15/2025	900,000	944,574
Series A, 5.00%, 10/1/2025 (b)	4,450,000	4,706,472
Series A, 5.00%, 2/15/2026	500,000	536,256
Series A, 5.00%, 3/15/2026	245,000	256,704
Series A, 5.00%, 3/15/2027	1,350,000	1,486,563
Series A, 5.00%, 3/15/2028	1,535,000	1,720,574
Series A, 5.00%, 7/1/2028	2,000,000	2,283,061
Series A, 5.00%, 10/1/2028	205,000	226,015
Series A, 5.00%, 3/15/2029	1,135,000	1,305,462
Series A, 5.00%, 3/15/2030	2,355,000	2,730,635
Series A, 5.00%, 10/1/2030	3,075,000	3,369,428
Series A, 5.00%, 3/15/2031	5,340,000	6,304,767
Series A, 5.00%, 3/15/2032	200,000	204,120
Series A, 5.00%, 7/1/2032	125,000	135,217
Series A, 5.00%, 10/1/2033	5,000,000	5,400,943
Series A, 5.00%, 7/1/2035	100,000	107,784
Series A, 5.00%, 2/15/2036	500,000	534,579
Series A, 5.00%, 3/15/2036	2,750,000	3,047,681
Series A, 5.00%, 7/1/2036	5,000,000	5,513,009
Series A, 5.00%, 3/15/2039	900,000	971,171
Series A, 5.00%, 7/1/2039	525,000	580,060
Series A, 5.00%, 7/1/2040	200,000	217,085
Series A-GROUP 1, 5.00%, 3/15/2027	1,270,000	1,398,522
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,375,662
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	597,050
Series A-GROUP 3, 3.00%, 3/15/2042	2,000,000	1,659,663
Series A-GROUP 3, 5.00%, 3/15/2037	870,000	957,864
Series A-GROUP 3, 5.00%, 3/15/2039	2,300,000	2,507,463
Series A-GROUP 3, 5.00%, 3/15/2042	2,700,000	2,905,285
Series A-GROUP 3, 5.00%, 3/15/2043	645,000	692,183
Series A-GROUP B, 5.00%, 3/15/2037	570,000	610,033
Series A-GROUP C, 5.00%, 3/15/2040	620,000	659,014
Series A-GROUP C, 5.00%, 3/15/2041	530,000	562,230
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,582,475
Series B, 5.00%, 2/15/2026	585,000	627,869
Series B, 5.00%, 3/15/2028	170,000	173,936
Series B, 5.00%, 10/1/2030	260,000	279,277
Security Description	Principal Amount	Value
Series B-B, 5.00%, 3/15/2027	$270,000	$286,653
Series B-B, 5.00%, 3/15/2029	40,000	42,474
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	430,502
Series C, 5.00%, 3/15/2025	555,000	582,225
Series C, 5.00%, 3/15/2028	570,000	643,154
Series C, 5.00%, 3/15/2042	270,000	282,561
Series C-BID GROUP 4, 5.00%, 3/15/2038	800,000	866,664
Series D, 4.00%, 2/15/2036	1,000,000	1,037,812
Series D, 4.00%, 2/15/2037	3,000,000	3,060,273
Series D, 4.00%, 2/15/2038	3,000,000	3,032,842
Series D, 4.00%, 2/15/2039	500,000	502,787
Series D, 4.00%, 2/15/2040	880,000	881,193
Series D, 4.00%, 2/15/2047	2,150,000	2,093,031
Series D, 5.00%, 2/15/2025	1,320,000	1,381,280
Series D, 5.00%, 2/15/2027	1,125,000	1,235,156
Series D, 5.00%, 2/15/2028	510,000	573,366
Series D, 5.00%, 2/15/2030	685,000	801,111
Series D, 5.00%, 2/15/2041	2,350,000	2,567,502
Series E, 3.00%, 3/15/2041	2,795,000	2,350,360
Series E, 4.00%, 3/15/2037	2,560,000	2,622,795
Series E, 4.00%, 3/15/2039	1,865,000	1,878,100
Series E, 4.00%, 3/15/2042	1,490,000	1,476,415
Series E, 4.00%, 3/15/2043	1,300,000	1,285,641
Series E, 4.00%, 3/15/2044	1,550,000	1,527,412
Series E, 4.00%, 3/15/2046	4,320,000	4,219,327
Series E, 5.00%, 3/15/2024	1,250,000	1,279,773
Series E, 5.00%, 3/15/2029	1,125,000	1,293,960
Series E, 5.00%, 3/15/2031	1,730,000	2,061,351
Series E, 5.00%, 3/15/2032	2,285,000	2,765,500
Series E, 5.00%, 3/15/2033	3,660,000	4,392,337
Series E, 5.00%, 3/15/2035	10,000,000	11,146,766
New York State Environmental Facilities Corp. Revenue, NY:
4.00%, 6/15/2045	500,000	500,602
4.00%, 10/15/2045	1,500,000	1,502,208
4.00%, 8/15/2046	550,000	550,042
4.00%, 6/15/2047	2,215,000	2,209,374
5.00%, 6/15/2026	7,705,000	8,375,624
5.00%, 6/15/2027	1,855,000	2,067,828
5.00%, 6/15/2031	4,185,000	5,073,581
Series B, 5.00%, 6/15/2043	500,000	536,282
Series B-SUB, 4.00%, 6/15/2037	3,190,000	3,280,416
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,277,373
Series B-SUB, 5.00%, 6/15/2036	3,000,000	3,381,880
New York State Thruway Authority Revenue, NY:
5.00%, 3/15/2041	13,100,000	14,711,219
Series A, 5.00%, 3/15/2029	2,850,000	3,279,743
Series A-1, 4.00%, 3/15/2039	5,000,000	5,048,798
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	680,085

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A-1-GROUP 2, 4.00%, 3/15/2036	$500,000	$519,006
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	1,028,226
New York State Urban Development Corp. Revenue, NY:
3.00%, 3/15/2040	2,830,000	2,421,916
4.00%, 3/15/2037	1,355,000	1,386,940
4.00%, 3/15/2041	2,695,000	2,694,194
4.00%, 3/15/2042	870,000	864,341
5.00%, 3/15/2030	1,000,000	1,174,097
5.00%, 3/15/2033	730,000	779,101
5.00%, 3/15/2038	3,745,000	4,176,243
5.00%, 3/15/2043	975,000	1,060,048
Series A, 5.00%, 3/15/2029	7,000,000	8,068,131
Series A, 3.00%, 3/15/2040	1,870,000	1,620,461
Series A, 3.00%, 3/15/2041	1,415,000	1,207,202
Series A, 4.00%, 3/15/2038	5,975,000	6,064,737
Series A, 4.00%, 3/15/2043	2,045,000	2,036,237
Series A, 4.00%, 3/15/2045	900,000	889,993
Series A, 5.00%, 3/15/2027	565,000	607,234
Series A, 5.00%, 3/15/2028	225,000	237,539
Series A, 5.00%, 9/15/2028	3,000,000	3,420,807
Series A, 5.00%, 3/15/2029	525,000	554,259
Series A, 5.00%, 3/15/2035	6,045,000	6,805,363
Series A, 5.00%, 3/15/2037	2,930,000	3,273,519
Series A, 5.00%, 3/15/2038	105,000	109,179
Series A, 5.00%, 3/15/2039	530,000	550,463
Series A, 5.00%, 3/15/2042	1,500,000	1,617,269
Series C, 4.00%, 3/15/2045	4,450,000	4,387,809
Series C, 5.00%, 3/15/2029	1,050,000	1,210,220
Series C, 5.00%, 3/15/2047	12,300,000	13,235,925
Series C-1, 5.00%, 3/15/2027	100,000	110,239
Series E GROUP 1, 5.00%, 3/15/2030	500,000	587,048
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,235,202
Series E2, 4.00%, 3/15/2034	560,000	594,825
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2040	2,750,000	3,024,427
Port Authority of New York & New Jersey Revenue, NY:
4.00%, 11/1/2037	500,000	511,159
5.00%, 7/15/2030	500,000	563,057
5.00%, 9/1/2034	535,000	609,494
5.00%, 7/15/2035	360,000	398,127
Series 205, 5.00%, 11/15/2035	160,000	176,205
Series 222, 5.00%, 7/15/2035	550,000	635,204
Series 230TH, 4.00%, 12/1/2028	2,000,000	2,184,118
Series 230TH, 4.00%, 12/1/2030	750,000	840,603
Security Description	Principal Amount	Value
State of New York, General Obligation, NY 3.00%, 3/15/2035	$1,050,000	$1,029,237
Suffolk County Water Authority Revenue, NY:
3.00%, 6/1/2044	500,000	412,261
3.25%, 6/1/2043	565,000	498,205
Series A, Class A, 4.00%, 6/1/2041	725,000	733,665
Series A, 5.00%, 6/1/2037	500,000	535,539
Triborough Bridge & Tunnel Authority Revenue, NY:
4.00%, 11/15/2033	1,395,000	1,562,278
5.00%, 11/15/2027	1,500,000	1,676,286
5.00%, 5/15/2028	16,000,000	18,087,094
5.00%, 11/15/2029	12,500,000	14,577,275
5.00%, 11/15/2033	675,000	759,808
5.00%, 11/15/2034	550,000	665,081
5.00%, 5/15/2044	620,000	682,140
5.00%, 5/15/2047	2,000,000	2,179,124
Series A, 5.00%, 11/15/2027	600,000	659,757
Series A, 5.00%, 11/15/2040	435,000	451,257
Series A, 5.00%, 11/15/2041	350,000	366,081
Series A-1, 4.00%, 5/15/2046	840,000	827,693
Series A-2, 2.00%, 5/15/2045 (c)	1,290,000	1,245,030
Series B, 5.00%, 11/15/2029	635,000	698,020
Series B, 5.00%, 11/15/2037	705,000	760,629
Series C, 3.00%, 11/15/2045	895,000	720,707
Series C, 5.00%, 11/15/2023	700,000	710,533
Series C, 5.00%, 5/15/2042	1,785,000	1,980,657
Series C, 5.25%, 5/15/2041	2,140,000	2,454,787
Series C-1A, 4.00%, 5/15/2046	2,545,000	2,507,712
Series C-2, Zero Coupon, 5/15/2033	1,575,000	1,107,730
Series D, 5.00%, 11/15/2034	500,000	582,018
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
5.00%, 5/15/2046	7,000,000	7,725,256
5.00%, 5/15/2047	2,500,000	2,753,121
Series A, 5.00%, 5/15/2042	2,225,000	2,491,655
Trust for Cultural Resources of The City of New York Revenue, NY 4.00%, 4/1/2030	400,000	419,980
Utility Debt Securitization Authority Revenue, NY:
5.00%, 12/15/2032	605,000	643,982
5.00%, 12/15/2036	250,000	264,698
5.00%, 12/15/2038	200,000	218,343
5.00%, 12/15/2039	520,000	566,512
5.00%, 12/15/2040	300,000	326,002
Series A, 5.00%, 12/15/2026	350,000	364,754
Series A, 5.00%, 6/15/2028	255,000	275,634

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2032	$260,000	$279,375
Series A, 5.00%, 12/15/2033	500,000	536,464
Series B, 5.00%, 12/15/2025	315,000	319,826
Series TE, 5.00%, 12/15/2038	9,900,000	11,603,464
Series TE, 5.00%, 12/15/2039	13,645,000	15,880,973
		773,851,484
NORTH CAROLINA — 1.5%
City of Charlotte Airport Revenue, NC:
5.00%, 7/1/2041	2,000,000	2,222,978
Series A, 4.00%, 7/1/2038	510,000	525,275
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2028	165,000	175,041
5.00%, 7/1/2044	125,000	135,683
Series A, 5.00%, 7/1/2026	2,350,000	2,551,272
Series A, 5.00%, 7/1/2027	1,620,000	1,802,226
City of Charlotte, General Obligation, NC:
Series A, 5.00%, 6/1/2024	1,325,000	1,362,357
Series A, 5.00%, 6/1/2027	705,000	782,774
County of Brunswick Enterprise Systems Revenue, NC 3.00%, 4/1/2046	500,000	402,915
County of Buncombe Revenue, NC 5.00%, 6/1/2026	100,000	105,632
County of Guilford, General Obligation, NC Series B, 5.00%, 5/1/2026	540,000	583,668
County of Mecklenburg, General Obligation, NC Series A, 5.00%, 4/1/2027	550,000	608,077
County of Union Enterprise System Revenue, NC:
3.00%, 6/1/2037	1,545,000	1,417,217
3.00%, 6/1/2038	1,675,000	1,507,114
3.00%, 6/1/2039	1,125,000	997,112
County of Wake Revenue, NC:
4.00%, 3/1/2034	690,000	746,382
4.00%, 9/1/2037	740,000	760,520
4.00%, 3/1/2038	2,780,000	2,873,953
4.00%, 9/1/2038	700,000	715,614
5.00%, 3/1/2031	1,680,000	1,996,366
5.00%, 9/1/2034	525,000	597,438
County of Wake, General Obligation, NC:
5.00%, 2/1/2026	3,850,000	4,135,634
Series A, 5.00%, 5/1/2037 (d)	10,000,000	11,848,476
Series A, 5.00%, 3/1/2024	100,000	102,211
Series A, 5.00%, 2/1/2025	2,720,000	2,843,760
Series A, 5.00%, 3/1/2026	400,000	430,685
Security Description	Principal Amount	Value
North Carolina State University at Raleigh Revenue, NC 5.00%, 10/1/2026	$1,035,000	$1,124,853
North Carolina Turnpike Authority Revenue, NC Zero Coupon, 1/1/2045	615,000	233,364
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	3,915,000	4,394,183
Series A, 5.00%, 5/1/2030	575,000	661,916
Series B, 3.00%, 5/1/2033	795,000	788,986
Series B, 4.00%, 5/1/2035	780,000	826,963
Series B, 5.00%, 5/1/2027	825,000	912,193
Series B, 5.00%, 5/1/2029	1,300,000	1,498,229
State of North Carolina, General Obligation, NC:
5.00%, 6/1/2027	360,000	389,230
Series B, 5.00%, 6/1/2027	925,000	1,027,822
Series B, 5.00%, 6/1/2030	3,000,000	3,475,908
		57,564,027
NORTH DAKOTA — 0.0% (a)
University of North Dakota, Certificate Participation, ND Series A, 4.00%, 6/1/2046 (b)	615,000	592,038
OHIO — 1.9%
City of Columbus Sewerage Revenue, OH 5.00%, 6/1/2030	100,000	107,359
City of Columbus, General Obligation, OH:
Series A, 3.00%, 8/15/2023	555,000	555,920
Series A, 5.00%, 4/1/2030	2,000,000	2,275,186
Cleveland Department of Public Utilities Division of Water Revenue, OH Series FF, 5.00%, 1/1/2029	1,100,000	1,259,076
County of Cuyahoga Sales Tax Revenue, OH:
Series A, 4.00%, 1/1/2030	3,465,000	3,771,712
Series A, 4.00%, 1/1/2033	1,350,000	1,449,945
County of Franklin Sales Tax Revenue, OH 5.00%, 6/1/2043	500,000	538,239
County of Hamilton Sewer System Revenue, OH Series A, 5.00%, 12/1/2029	2,525,000	2,933,498
Cuyahoga Community College District, General Obligation, OH:
4.00%, 12/1/2033	525,000	543,522
5.00%, 12/1/2027	400,000	431,965
5.00%, 12/1/2028	300,000	323,783
5.00%, 12/1/2037	600,000	635,722
Miami University Revenue, OH Series A, 4.00%, 9/1/2045	1,500,000	1,462,249

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Northeast Ohio Regional Sewer District Revenue, OH:
3.00%, 11/15/2040	$2,755,000	$2,352,856
3.25%, 11/15/2040	100,000	90,869
4.00%, 11/15/2043	250,000	250,320
5.00%, 11/15/2044	245,000	254,427
Ohio State University Revenue, OH:
3.00%, 12/1/2044	2,325,000	1,930,862
4.00%, 12/1/2042	700,000	706,645
5.00%, 12/1/2036	645,000	752,385
Ohio Turnpike & Infrastructure Commission Revenue, OH:
Series A, 5.00%, 2/15/2026	720,000	772,209
Series A, 5.00%, 2/15/2028	350,000	384,379
Series A, 5.00%, 2/15/2046	5,000,000	5,479,645
Ohio Water Development Authority Revenue, OH:
5.00%, 6/1/2023	550,000	552,105
5.00%, 6/1/2028	1,050,000	1,183,346
5.00%, 12/1/2037	1,925,000	2,174,211
5.00%, 12/1/2039	2,295,000	2,558,934
Series A, 5.00%, 6/1/2028	175,000	189,151
Series A, 5.00%, 12/1/2028	825,000	892,237
Series A, 5.00%, 6/1/2029	3,500,000	4,027,954
Series A, 5.00%, 12/1/2036	530,000	623,689
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
5.00%, 12/1/2037	720,000	807,152
5.25%, 12/1/2035	615,000	724,757
Series A, 4.00%, 12/1/2037	1,420,000	1,484,310
Series A, 5.00%, 12/1/2029	240,000	265,771
Series A, 5.00%, 12/1/2031	500,000	552,852
Series A, 5.00%, 6/1/2032	675,000	792,994
Series A, 5.00%, 12/1/2033	525,000	616,401
Series A, 5.00%, 12/1/2038	1,500,000	1,710,569
Series A, 5.00%, 12/1/2039	1,135,000	1,270,436
Series B, 3.00%, 12/1/2033	2,685,000	2,689,201
Series B, 4.00%, 12/1/2038	1,000,000	1,035,573
Series B, 5.00%, 6/1/2026	500,000	533,012
Series B, 5.00%, 12/1/2027	1,150,000	1,289,662
State of Ohio Revenue, OH:
Series 1, 5.00%, 12/15/2033	1,000,000	1,175,864
Series 1, 5.00%, 12/15/2034	1,000,000	1,167,929
Series 1-A, 5.00%, 12/15/2025	615,000	656,618
Series 2016-1, 5.00%, 12/15/2026	835,000	901,762
Series 2019-1, 5.00%, 12/15/2024	545,000	567,234
Series C, 5.00%, 12/1/2028	230,000	250,599
Series C, 5.00%, 12/1/2029	180,000	195,397
Series C, 5.00%, 12/1/2030	165,000	178,994
Security Description	Principal Amount	Value
State of Ohio, General Obligation, OH:
4.00%, 3/1/2036	$940,000	$1,017,325
4.00%, 3/1/2037	500,000	533,958
4.00%, 3/1/2038	1,400,000	1,485,452
4.00%, 3/1/2039	750,000	785,730
5.00%, 6/15/2024	1,000,000	1,029,295
5.00%, 3/1/2030	860,000	945,468
Series A, 4.00%, 6/15/2040	1,000,000	1,024,091
Series A, 5.00%, 9/1/2024	120,000	124,163
Series A, 5.00%, 3/15/2031	440,000	449,480
Series A, 5.00%, 5/1/2032	660,000	727,049
Series A, 5.00%, 2/1/2033	875,000	935,451
Series A, 5.00%, 3/15/2033	135,000	137,667
Series A, 5.00%, 5/1/2033	500,000	595,399
Series A, 5.00%, 3/15/2035	200,000	203,593
Series C, 5.00%, 11/1/2030	140,000	146,993
Series C, 5.00%, 11/1/2033	400,000	419,814
Series T, 5.00%, 11/1/2028	400,000	441,455
Series T, 5.00%, 5/1/2031	250,000	275,500
University of Cincinnati Revenue, OH Series A, 5.00%, 6/1/2044	275,000	288,942
		71,898,312
OKLAHOMA — 0.2%
Canadian County Educational Facilities Authority Revenue, OK 3.00%, 9/1/2029	250,000	251,797
Oklahoma Capitol Improvement Authority Revenue, OK:
4.00%, 7/1/2038	650,000	654,406
5.00%, 7/1/2027	160,000	172,921
Series 2020A, 5.00%, 7/1/2025	600,000	631,989
Series A, 5.00%, 7/1/2027	265,000	272,469
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2031	750,000	878,597
Oklahoma Turnpike Authority Revenue, OK:
Series A, 4.00%, 1/1/2033	260,000	267,803
Series C, 5.00%, 1/1/2037	125,000	133,828
Series E, 5.00%, 1/1/2029	700,000	763,775
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2033	1,000,000	1,227,503
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2024	110,000	113,568
Tulsa Public Facilities Authority Revenue, OK:
5.00%, 6/1/2024	530,000	543,533
5.00%, 6/1/2025	2,710,000	2,842,652
		8,754,841

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 1.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, General Obligation, OR 5.00%, 6/15/2033	$550,000	$618,162
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	306,878
Series A, 3.00%, 3/1/2035	770,000	754,595
Series A, 3.00%, 3/1/2046	605,000	488,934
Series A, 4.00%, 3/1/2033	1,850,000	2,003,644
Series A, 5.00%, 3/1/2024	620,000	633,372
Series A, 5.00%, 3/1/2030	495,000	573,073
Series A, 5.00%, 3/1/2034	505,000	579,677
Series B, 5.00%, 6/15/2023	600,000	602,803
City of Portland, General Obligation, OR Series A, 5.00%, 6/1/2029	1,885,000	2,182,893
Clackamas & Washington Counties School District No. 3, General Obligation, OR 5.00%, 6/15/2029	200,000	210,926
Clackamas County School District No. 12 North Clackamas, General Obligation, OR:
5.00%, 6/15/2026	75,000	77,157
Series A, Zero Coupon, 6/15/2036	115,000	65,906
Series A, Zero Coupon, 6/15/2038	300,000	155,453
Series A, Zero Coupon, 6/15/2042	440,000	187,706
Hillsboro School District No. 1J, General Obligation, OR:
4.00%, 6/15/2035	700,000	735,967
4.00%, 6/15/2036	990,000	1,028,813
4.00%, 6/15/2039	1,920,000	1,958,946
5.00%, 6/15/2027	710,000	785,738
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, 5.00%, 6/15/2029	135,000	148,662
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2025	1,615,000	1,702,756
Oregon Health & Science University Revenue, OR Series B, 5.00%, 7/1/2036	235,000	246,771
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	510,000	534,349
Security Description	Principal Amount	Value
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2025	$430,000	$453,839
5.00%, 6/15/2029	500,000	539,497
5.00%, 6/15/2030	660,000	712,135
5.00%, 6/15/2031	500,000	539,176
5.00%, 6/15/2032	500,000	538,696
5.00%, 6/15/2033	500,000	537,738
Salem-Keizer School District No. 24J, General Obligation, OR:
5.00%, 6/15/2038	500,000	546,346
Series A, Zero Coupon, 6/15/2039	1,995,000	1,021,443
Series A, Zero Coupon, 6/15/2040	2,850,000	1,381,244
Series B, 5.00%, 6/15/2032	635,000	738,718
State of Oregon Department of Transportation Revenue, OR:
Series A, 5.00%, 11/15/2035	2,090,000	2,415,253
Series C, 5.00%, 11/15/2025	170,000	181,236
State of Oregon, General Obligation, OR:
4.00%, 5/1/2040	1,700,000	1,728,552
4.00%, 5/1/2046	740,000	730,264
5.00%, 5/1/2030	1,470,000	1,731,141
Series A, 5.00%, 5/1/2025	940,000	988,319
Series A, 5.00%, 5/1/2026	1,000,000	1,079,938
Series A, 5.00%, 5/1/2027	355,000	392,811
Series A, 5.00%, 5/1/2040	8,000,000	9,283,920
Series A, 4.00%, 5/1/2037	895,000	927,354
Series F, 5.00%, 5/1/2028	180,000	194,055
Series F, 5.00%, 5/1/2030	145,000	156,277
Series F, 5.00%, 5/1/2035	100,000	106,857
Series I, 5.00%, 8/1/2024	125,000	129,002
Series I, 5.00%, 8/1/2029	195,000	216,253
Tri-County Metropolitan Transportation District of Oregon Revenue, OR:
Series A, 5.00%, 9/1/2038	1,225,000	1,362,567
Series A, 5.00%, 9/1/2041	570,000	620,413
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series J, 5.00%, 6/15/2026	650,000	703,223
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
5.00%, 6/15/2027	120,000	123,452
Series A, Zero Coupon, 6/15/2039	1,955,000	961,720
Series A, Zero Coupon, 6/15/2041	2,500,000	1,094,653
Series A, Zero Coupon, 6/15/2042	2,000,000	827,130

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 6/15/2029	$200,000	$161,022
Series B, Zero Coupon, 6/15/2032	700,000	493,166
Series B, Zero Coupon, 6/15/2034	330,000	211,569
Yamhill County School District No. 40 McMinnville, General Obligation, OR 4.00%, 6/15/2037	200,000	203,270
		50,615,430
PENNSYLVANIA — 0.6%
Abington School District, General Obligation, PA Series A, 4.00%, 10/1/2035	535,000	553,545
Bensalem Township School District, General Obligation, PA 5.00%, 6/1/2028	45,000	45,699
Commonwealth of Pennsylvania, General Obligation, PA:
2.00%, 5/15/2039	665,000	479,081
4.00%, 5/15/2033	7,955,000	8,670,227
5.00%, 9/15/2023	600,000	606,401
5.00%, 10/1/2025	2,000,000	2,123,230
5.00%, 9/15/2026	500,000	543,877
5.00%, 1/1/2027	500,000	547,325
5.00%, 5/15/2030	1,035,000	1,215,311
5.00%, 1/1/2024	725,000	737,938
Series 2020, 2.00%, 5/1/2039	1,475,000	1,067,776
Series 2020, 3.00%, 5/1/2035	900,000	849,131
County of Allegheny, General Obligation, PA Series C-75, 5.00%, 11/1/2026	315,000	343,687
County of Luzerne, General Obligation, PA Series A, 5.00%, 11/15/2029 (b)	375,000	395,197
Delaware County Authority Revenue, PA:
Series A, 3.75%, 10/1/2046	120,000	112,012
Series A, 5.00%, 10/1/2042	795,000	837,266
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2033	190,000	197,231
Series AT-1, 5.00%, 6/15/2024	200,000	205,357
Series AT-1, 5.00%, 6/15/2025	100,000	105,017
Series B, 5.00%, 10/1/2025	200,000	212,722
Pennsylvania State University Revenue, PA:
Series A, 5.00%, 9/1/2041	150,000	158,613
Series A, 5.00%, 9/1/2042	270,000	287,660
Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2028	$105,000	$114,014
Series A, 5.00%, 12/1/2030	160,000	173,010
Series A, 5.00%, 12/1/2046	625,000	678,019
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2024	900,000	919,084
State Public School Building Authority Revenue, PA:
5.00%, 12/1/2023	150,000	152,280
5.00%, 12/1/2029	610,000	652,887
Upper Merion Area School District, General Obligation, PA Series A, 4.00%, 1/15/2046	500,000	501,810
		23,485,407
RHODE ISLAND — 0.5%
Rhode Island Health & Educational Building Corp. Revenue, RI:
4.00%, 5/15/2040	550,000	561,905
Series A, 4.00%, 5/15/2028	485,000	505,256
Series A, 5.00%, 5/15/2027	270,000	290,258
Series A, 5.00%, 9/1/2029	500,000	558,417
State of Rhode Island, General Obligation, RI:
2.00%, 8/1/2038	905,000	676,003
5.00%, 1/15/2027	500,000	548,400
Series A, 5.00%, 8/1/2039	12,795,000	14,643,097
Series C, 4.00%, 1/15/2033	1,500,000	1,586,547
Series D, 5.00%, 8/1/2024	250,000	257,904
		19,627,787
SOUTH CAROLINA — 0.1%
Anderson County School District No. 1, General Obligation, SC 3.00%, 3/1/2038	850,000	765,677
County of Charleston, General Obligation, SC Series C, 5.00%, 11/1/2024	350,000	363,261
County of York, General Obligation, SC 5.00%, 4/1/2027	280,000	287,451
Grand Strand Water & Sewer Authority Revenue, SC Series A, 4.00%, 6/1/2046	575,000	571,670
Lexington County School District No. 2, General Obligation, SC:
3.00%, 3/1/2038	125,000	113,138
Series C, 3.00%, 3/1/2038	325,000	294,607
State of South Carolina, General Obligation, SC Series A, 5.00%, 4/1/2030	120,000	134,201

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
University of South Carolina Revenue, SC:
Series A, 5.00%, 5/1/2041	$750,000	$828,954
Series A, 5.00%, 5/1/2046	730,000	797,383
		4,156,342
TENNESSEE — 0.8%
City of Memphis Sanitary Sewerage System Revenue, TN Series B, 5.00%, 10/1/2045	1,000,000	1,096,233
City of Memphis Water Revenue, TN 3.00%, 12/1/2045	500,000	409,480
City of Memphis, General Obligation, TN:
4.00%, 5/1/2035	750,000	800,797
4.00%, 6/1/2044	500,000	500,063
5.00%, 5/1/2029	1,775,000	2,040,230
Series A, 5.00%, 4/1/2026	320,000	336,303
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	345,000	371,638
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
3.00%, 1/1/2034	500,000	491,464
4.00%, 7/1/2036	515,000	531,040
5.00%, 1/1/2024	105,000	106,835
5.00%, 7/1/2024	110,000	113,264
5.00%, 1/1/2025	535,000	557,612
5.00%, 1/1/2026	170,000	182,047
5.00%, 1/1/2027	100,000	107,954
5.00%, 7/1/2030	650,000	732,100
Series B, 5.00%, 1/1/2036	8,930,000	10,428,534
Series C, 5.00%, 7/1/2023	115,000	115,653
Series C, 5.00%, 1/1/2024	500,000	508,737
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027	1,325,000	1,185,210
Zero Coupon, 4/1/2032	1,500,000	1,062,894
Zero Coupon, 4/1/2034	3,300,000	2,118,289
Zero Coupon, 4/1/2035	760,000	460,299
Zero Coupon, 4/1/2040	750,000	336,854
Zero Coupon, 4/1/2041	2,015,000	859,495
Zero Coupon, 4/1/2042	850,000	344,059
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 2/1/2026	160,000	171,825
Series A, 5.00%, 9/1/2027	2,005,000	2,239,262
Tennessee State School Bond Authority Revenue, TN:
5.00%, 11/1/2031	500,000	554,896
Series A, 5.00%, 11/1/2037	435,000	472,405
Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2025	$105,000	$111,931
		29,347,403
TEXAS — 10.9%
Alamo Community College District, General Obligation, TX:
4.00%, 8/15/2034	1,085,000	1,171,856
5.00%, 8/15/2026	125,000	135,443
5.00%, 2/15/2027	1,855,000	2,033,609
5.00%, 8/15/2027	575,000	637,468
Aldine Independent School District, General Obligation, TX:
5.00%, 2/15/2024 (b)	220,000	224,570
5.00%, 2/15/2026 (b)	150,000	156,785
5.00%, 2/15/2029 (b)	300,000	313,402
5.00%, 2/15/2030 (b)	215,000	234,802
Allen Independent School District, General Obligation, TX 5.00%, 2/15/2027 (b)	320,000	342,836
Alvin Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (b)	850,000	860,408
5.00%, 2/15/2027 (b)	345,000	369,422
Series A, 5.00%, 2/15/2030 (b)	165,000	175,737
Argyle Independent School District, General Obligation, TX 5.00%, 8/15/2047 (b)	2,890,000	3,214,861
Arlington Higher Education Finance Corp. Revenue, TX Series A, 3.00%, 2/15/2046 (b)	1,500,000	1,167,272
Arlington Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (b)	770,000	784,655
4.00%, 2/15/2040 (b)	2,000,000	2,038,272
4.00%, 2/15/2041 (b)	1,750,000	1,773,150
4.00%, 2/15/2042 (b)	720,000	725,618
4.00%, 2/15/2046 (b)	745,000	745,040
5.00%, 2/15/2029 (b)	500,000	572,015
5.00%, 2/15/2030 (b)	2,000,000	2,290,521
5.00%, 2/15/2031 (b)	550,000	627,976
Series B, 5.00%, 2/15/2025 (b)	75,000	78,392
Austin Independent School District, General Obligation, TX:
1.88%, 8/1/2038 (b)	1,450,000	1,067,523
4.00%, 8/1/2033 (b)	3,700,000	3,917,536
4.00%, 8/1/2034 (b)	515,000	552,317
4.00%, 8/1/2035 (b)	2,000,000	2,122,192

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2028 (b)	$3,040,000	$3,450,621
5.00%, 8/1/2030	1,000,000	1,176,628
5.00%, 8/1/2033	1,325,000	1,617,997
Bexar County Hospital District, General Obligation, TX:
4.00%, 2/15/2036	300,000	303,491
5.00%, 2/15/2026	140,000	149,830
5.00%, 2/15/2027	265,000	281,189
5.00%, 2/15/2029	980,000	1,086,993
5.00%, 2/15/2031	1,450,000	1,644,536
5.00%, 2/15/2032	2,000,000	2,375,142
5.00%, 2/15/2034	1,180,000	1,282,764
Birdville Independent School District, General Obligation, TX Series B, 5.00%, 2/15/2028 (b)	200,000	208,749
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2030	1,765,000	2,084,773
Series A, 5.00%, 8/15/2031	900,000	1,026,857
Series A, 5.00%, 8/15/2032	635,000	723,402
Series C, 3.00%, 8/15/2035	470,000	459,153
Series C, 5.00%, 8/15/2028	750,000	851,613
Series C, 5.00%, 8/15/2031	1,665,000	2,000,556
Series E, 5.00%, 8/15/2026	140,000	151,743
Series E, 5.00%, 8/15/2027	100,000	111,171
Series J, 5.00%, 8/15/2024	315,000	325,309
Series J, 5.00%, 8/15/2025	260,000	275,089
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2033	250,000	267,430
Series A, 5.00%, 11/15/2026	825,000	900,369
Series A, 5.00%, 11/15/2039	500,000	558,726
Series A, 5.00%, 11/15/2045	1,760,000	1,909,692
Series B, 5.00%, 11/15/2044	950,000	1,025,055
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,565,000	1,746,744
5.00%, 11/15/2047	6,685,000	7,350,505
Series C, 5.00%, 11/15/2034	500,000	580,894
Series C, 5.00%, 11/15/2035	500,000	575,956
Series C, 5.00%, 11/15/2045	605,000	656,875
City of Austin, General Obligation, TX:
5.00%, 9/1/2034	420,000	433,271
5.00%, 9/1/2039	5,530,000	6,339,801
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,123,084
Series A, 5.00%, 10/1/2027	110,000	116,586
Series A, 5.00%, 10/1/2028	300,000	317,812
Series A, 5.00%, 10/1/2029	100,000	108,088
Series A, 5.00%, 10/1/2033	410,000	441,739
Security Description	Principal Amount	Value
Series C, 4.00%, 10/1/2035	$800,000	$849,166
Series C, 4.00%, 10/1/2040	505,000	518,274
Series C, 4.00%, 10/1/2043	685,000	693,042
Series C, 5.00%, 10/1/2036	500,000	566,364
City of Dallas, General Obligation, TX:
5.00%, 2/15/2030	275,000	287,362
Series A, 5.00%, 2/15/2024	2,500,000	2,553,450
Series B, 3.00%, 2/15/2036	540,000	505,168
City of El Paso Water & Sewer Revenue, TX:
5.00%, 3/1/2026	165,000	168,080
Series A, 4.00%, 3/1/2041	8,000,000	8,003,497
City of El Paso, General Obligation, TX:
Series A, 4.00%, 8/15/2034	1,000,000	1,052,886
Series A, 4.00%, 8/15/2035	750,000	782,580
Series A, 4.00%, 8/15/2045	525,000	525,214
City of Fort Worth Water & Sewer System Revenue, TX 5.00%, 2/15/2028	130,000	132,577
City of Frisco, General Obligation, TX:
5.00%, 2/15/2024	125,000	127,651
Series A, 5.00%, 2/15/2024	150,000	153,181
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,233,383
Series A, 4.00%, 11/15/2041	1,015,000	1,029,933
Series B, 4.00%, 11/15/2037	250,000	253,508
Series B, 4.00%, 11/15/2044	1,950,000	1,961,090
Series B, 5.00%, 11/15/2025	200,000	212,225
Series B, 5.00%, 11/15/2026	300,000	325,995
Series B, 5.00%, 11/15/2032	275,000	297,918
Series C, 4.00%, 11/15/2039	550,000	562,219
Series D, 5.00%, 11/15/2032	500,000	563,138
Series D, 5.00%, 11/15/2038	555,000	604,260
City of Houston, General Obligation, TX:
5.00%, 3/1/2024	1,000,000	1,021,568
Series A, 3.00%, 3/1/2040	780,000	664,966
Series A, 4.00%, 3/1/2036	395,000	399,792
Series A, 5.00%, 3/1/2025	365,000	381,577
Series A, 5.00%, 3/1/2027	1,310,000	1,435,564
Series A, 5.00%, 3/1/2029	720,000	805,616
Series A, 5.00%, 3/1/2030	445,000	486,423
Series A, 5.00%, 3/1/2031	100,000	106,899
Series A, 5.00%, 3/1/2032	850,000	963,235
City of Laredo Waterworks & Sewer System Revenue, TX Series A, 4.00%, 3/1/2045	750,000	742,083
City of Lubbock, General Obligation, TX 5.00%, 2/15/2029	100,000	114,168

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	$885,000	$709,604
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (c)	500,000	480,060
3.00%, 2/1/2037	540,000	485,514
4.00%, 2/1/2030	650,000	697,590
4.00%, 2/1/2037	500,000	512,090
4.00%, 2/1/2043	2,000,000	1,974,289
5.00%, 2/1/2024	255,000	259,955
5.00%, 2/1/2025	125,000	130,494
5.00%, 2/1/2026	1,895,000	2,025,861
5.00%, 2/1/2027	375,000	405,364
5.00%, 2/1/2028	1,500,000	1,670,379
5.00%, 2/1/2031	2,000,000	2,329,601
5.00%, 2/1/2032	1,000,000	1,177,433
5.00%, 2/1/2033	1,250,000	1,462,937
5.00%, 2/1/2034	500,000	564,780
5.00%, 2/1/2041	260,000	273,146
5.00%, 2/1/2042	260,000	272,435
Series A, 5.00%, 2/1/2033	1,000,000	1,153,080
Series A, 5.00%, 2/1/2040	1,975,000	2,152,639
Series A, 5.00%, 2/1/2041	1,860,000	2,018,650
Series B-REMK, 3.00%, 2/1/2030	515,000	510,911
City of San Antonio, General Obligation, TX:
3.00%, 8/1/2039	700,000	627,678
4.00%, 8/1/2033	1,000,000	1,077,924
4.00%, 8/1/2036	2,790,000	2,988,380
5.00%, 8/1/2031	730,000	841,559
5.00%, 8/1/2037	320,000	349,354
City of Waco, General Obligation, TX 5.00%, 2/1/2024	125,000	127,480
Collin County Community College District, General Obligation, TX:
4.00%, 8/15/2031	495,000	523,753
4.00%, 8/15/2032	280,000	295,937
4.00%, 8/15/2034	190,000	198,191
4.00%, 8/15/2035	2,700,000	2,828,527
5.00%, 8/15/2025	390,000	413,280
Series A, 4.00%, 8/15/2038	2,015,000	2,042,462
Series A, 5.00%, 8/15/2024	2,260,000	2,335,507
Series A, 5.00%, 8/15/2025	750,000	794,770
Series A, 5.00%, 8/15/2030	2,500,000	2,897,425
Colorado River Municipal Water District Revenue, TX 5.00%, 1/1/2025	500,000	519,916
Comal Independent School District, General Obligation, TX Series B, 5.00%, 2/1/2024 (b)	395,000	402,838
Security Description	Principal Amount	Value
Conroe Independent School District, General Obligation, TX:
5.00%, 2/15/2025 (b)	$350,000	$366,158
Series A, 3.00%, 2/15/2041 (b)	500,000	437,924
Series A, 5.00%, 2/15/2025 (b)	205,000	214,464
Series A, 5.00%, 2/15/2031 (b)	700,000	817,725
Corpus Christi Independent School District, General Obligation, TX 5.00%, 8/15/2030 (b)	830,000	939,324
County of Bexar, General Obligation, TX:
4.00%, 6/15/2046	840,000	833,875
5.00%, 6/15/2032	1,170,000	1,277,527
County of Collin, General Obligation, TX 3.13%, 2/15/2035	720,000	704,178
County of Dallas, General Obligation, TX 5.00%, 8/15/2025	100,000	105,804
County of Denton, General Obligation, TX 5.00%, 7/15/2027	610,000	654,675
County of Fort Bend, General Obligation, TX:
Series B, 4.00%, 3/1/2029	150,000	155,438
Series B, 5.00%, 3/1/2028	520,000	553,839
County of Harris Revenue, TX:
Series A, 5.00%, 8/15/2024	375,000	387,478
Series A, 5.00%, 8/15/2026	185,000	201,018
Series A, 5.00%, 8/15/2030	480,000	520,587
Series A, 5.00%, 8/15/2035	490,000	523,725
Series A, 5.00%, 8/15/2036	270,000	287,511
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2035	615,000	645,854
4.00%, 8/15/2036	485,000	504,158
4.00%, 8/15/2037	505,000	520,281
4.00%, 8/15/2038	1,000,000	1,025,230
4.00%, 8/15/2040	510,000	515,905
4.00%, 8/15/2045	2,590,000	2,562,693
5.00%, 8/15/2026	685,000	743,615
5.00%, 8/15/2029	865,000	999,577
Series A, 4.00%, 8/15/2037	300,000	306,200
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	350,000	371,565
Series A, 5.00%, 10/1/2026	500,000	544,458
Series A, 5.00%, 10/1/2034	440,000	451,976
Series A, 5.00%, 10/1/2035	155,000	163,204
County of Hidalgo, General Obligation, TX Series A, 5.00%, 8/15/2036	645,000	706,043

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Montgomery, General Obligation, TX Series A, 4.00%, 3/1/2042	$405,000	$408,986
County of Travis, General Obligation, TX Series A, 5.00%, 3/1/2038	515,000	564,339
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	504,235
5.00%, 2/15/2024	790,000	806,753
5.00%, 2/15/2026	500,000	535,682
5.00%, 2/15/2029	675,000	771,823
5.00%, 2/15/2030	1,255,000	1,433,606
5.00%, 2/15/2032	745,000	848,376
Crowley Independent School District, General Obligation, TX:
Series B, 4.00%, 8/1/2037 (b)	140,000	144,894
Series B, 5.00%, 8/1/2036 (b)	100,000	105,742
Cypress-Fairbanks Independent School District, General Obligation, TX:
5.00%, 2/15/2028 (b)	435,000	454,271
Series A, 2.25%, 2/15/2043 (b)	550,000	395,173
Series A, 3.00%, 2/15/2035 (b)	500,000	491,116
Series A, 3.00%, 2/15/2039 (b)	500,000	447,165
Series A, 4.00%, 2/15/2037 (b)	1,400,000	1,447,159
Dallas Area Rapid Transit Revenue, TX:
Series A, 5.00%, 12/1/2028	295,000	313,536
Series A, 5.00%, 12/1/2029	255,000	271,023
Series A, 5.00%, 12/1/2030	160,000	170,053
Series A, 5.00%, 12/1/2033	100,000	103,982
Series A, 5.00%, 12/1/2034	175,000	185,996
Series A, 5.00%, 12/1/2035	225,000	239,138
Series A, 5.00%, 12/1/2036	295,000	311,694
Dallas College, General Obligation, TX 5.00%, 2/15/2025	4,750,000	4,964,854
Dallas County Hospital District, General Obligation, TX 4.00%, 8/15/2034	610,000	633,919
Dallas Independent School District, General Obligation, TX:
5.00%, 2/15/2030 (b)	620,000	710,062
Series A, 3.00%, 2/15/2036 (b)	345,000	324,021
Series A, 5.00%, 8/15/2024 (b)	210,000	216,987
Series A, 5.00%, 2/15/2025 (b)	830,000	868,317
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2026 (b)	$600,000	$643,680
Del Valle Independent School District, General Obligation, TX:
5.00%, 6/15/2032 (b)	2,760,000	3,265,058
5.00%, 6/15/2036 (b)	2,655,000	3,040,080
Denton Independent School District, General Obligation, TX:
4.00%, 8/15/2023 (b)	525,000	527,756
5.00%, 8/15/2025 (b)	290,000	303,226
5.00%, 8/15/2028 (b)	175,000	182,705
5.00%, 8/15/2029 (b)	500,000	533,820
Dickinson Independent School District, General Obligation, TX 2.00%, 2/15/2046 (b)	1,900,000	1,208,392
Eagle Mountain & Saginaw Independent School District, General Obligation, TX 5.00%, 8/15/2030 (b)	125,000	133,920
Forney Independent School District, General Obligation, TX:
4.00%, 8/15/2044 (b)	2,500,000	2,532,499
5.00%, 8/15/2029 (b)	125,000	131,989
Series B, 5.00%, 8/15/2033 (b)	1,945,000	2,304,150
Series B, 5.00%, 8/15/2035 (b)	2,700,000	3,149,387
Series B, 5.00%, 8/15/2039 (b)	2,400,000	2,721,130
Fort Bend County, General Obligation, TX Series A, 5.00%, 8/15/2025 (b)	1,000,000	1,057,563
Fort Bend Independent School District, General Obligation, TX:
4.00%, 8/15/2032 (b)	275,000	289,902
5.00%, 8/15/2027 (b)	555,000	616,269
5.00%, 8/15/2028 (b)	525,000	583,058
Series E, 5.00%, 2/15/2027 (b)	850,000	933,162
Fort Worth Independent School District, General Obligation, TX 5.00%, 2/15/2025 (b)	195,000	203,748
Frisco Independent School District, General Obligation, TX:
4.00%, 2/15/2035 (b)	525,000	556,209
5.00%, 8/15/2036 (b)	500,000	557,886
Series A, 4.00%, 8/15/2032 (b)	510,000	526,989

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Galena Park Independent School District, General Obligation, TX 4.00%, 8/15/2034 (b)	$375,000	$396,028
Galveston Independent School District, General Obligation, TX:
4.00%, 2/1/2047 (b)	2,000,000	1,993,168
5.00%, 2/1/2032 (b)	750,000	868,787
Goose Creek Consolidated Independent School District, General Obligation, TX 2.13%, 2/15/2045 (b)	1,000,000	667,822
Grand Parkway Transportation Corp. Revenue, TX Series A, 5.00%, 10/1/2035	700,000	764,616
Grand Prairie Independent School District, General Obligation, TX 4.00%, 8/15/2030 (b)	100,000	103,524
Grapevine-Colleyville Independent School District, General Obligation, TX 5.00%, 8/15/2031 (b)	500,000	527,483
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 11/15/2036	395,000	398,603
5.00%, 11/15/2025	275,000	292,097
Harris County Flood Control District Revenue, TX:
Series A, 5.00%, 10/1/2027	285,000	299,372
Series A, 5.00%, 10/1/2029	530,000	588,922
Series A, 5.00%, 10/1/2032	455,000	503,141
Series A, 5.00%, 10/1/2033	250,000	275,802
Harris County Flood Control District, General Obligation, TX:
3.00%, 10/1/2038	625,000	563,238
4.00%, 10/1/2033	760,000	822,139
4.00%, 10/1/2035	790,000	828,424
5.00%, 10/1/2031	500,000	577,512
Series A, 4.00%, 10/1/2045	1,990,000	1,982,089
Series A, 5.00%, 10/1/2029	1,465,000	1,700,752
Hays Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2025 (b)	930,000	935,973
Houston Independent School District, General Obligation, TX:
4.00%, 6/1/2039 (b) (c)	520,000	521,044
5.00%, 2/15/2031 (b)	500,000	545,296
5.00%, 7/15/2035	515,000	570,342
5.00%, 2/15/2042 (b)	315,000	333,568
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2030 (b)	$395,000	$423,415
Series A, 5.00%, 2/15/2031 (b)	445,000	476,374
Humble Independent School District, General Obligation, TX Series A, 5.50%, 2/15/2025 (b)	110,000	116,095
Hurst-Euless-Bedford Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2028	140,000	154,930
Judson Independent School District, General Obligation, TX 5.00%, 2/1/2025 (b)	225,000	235,032
Katy Independent School District, General Obligation, TX:
5.00%, 2/15/2042 (b)	230,000	243,815
Series D, 5.00%, 2/15/2025 (b)	405,000	423,772
Keller Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2027 (b)	145,000	155,306
Klein Independent School District, General Obligation, TX 4.00%, 8/1/2046 (b)	100,000	100,248
Lake Travis Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2043 (b)	30,000	32,968
Lamar Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2036 (b)	1,300,000	1,236,640
Leander Independent School District, General Obligation, TX Series A, Zero Coupon, 8/16/2044 (b)	25,000	11,061
Lewisville Independent School District, General Obligation, TX:
5.00%, 8/15/2031 (b)	500,000	572,370
3.25%, 8/15/2036 (b)	100,000	97,915
5.00%, 8/15/2023 (b)	300,000	302,598
5.00%, 8/15/2024 (b)	135,000	139,418
5.00%, 8/15/2026 (b)	300,000	324,558
Series A, 4.00%, 8/15/2026 (b)	180,000	185,624
Series B, 5.00%, 8/15/2028	525,000	554,352

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Liberty Hill Independent School District, General Obligation, TX:
3.00%, 2/1/2037 (b)	$1,500,000	$1,398,780
3.00%, 2/1/2039 (b)	2,425,000	2,170,996
Lone Star College System, General Obligation, TX 5.00%, 2/15/2033	400,000	426,713
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2038 (b)	600,000	674,496
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX:
5.00%, 11/1/2026	150,000	155,660
5.00%, 11/1/2028	120,000	124,528
Series A, 5.00%, 11/1/2027	525,000	567,933
Series A, 5.00%, 11/1/2028	200,000	216,284
Series A, 5.00%, 11/1/2029	300,000	324,320
Series B, 5.00%, 11/1/2024	225,000	233,454
Midway Independent School District/McLennan County, General Obligation, TX 5.00%, 8/15/2030 (b)	705,000	814,365
Montgomery Independent School District, General Obligation, TX 5.00%, 2/15/2028 (b)	245,000	255,034
North Texas Municipal Water District Water System Revenue, TX:
5.00%, 9/1/2024	135,000	139,664
5.00%, 9/1/2027	200,000	211,228
Series A, 3.00%, 9/1/2032	13,185,000	13,117,999
Northside Independent School District, General Obligation, TX:
2.38%, 8/15/2045 (b)	605,000	427,726
4.00%, 8/15/2034 (b)	750,000	794,140
Northwest Independent School District, General Obligation, TX:
3.00%, 2/15/2046 (b)	2,250,000	1,812,715
5.00%, 2/15/2042 (b)	380,000	407,476
Pasadena Independent School District, General Obligation, TX 5.00%, 2/15/2024 (b)	500,000	510,430
Pearland Independent School District, General Obligation, TX 5.00%, 2/15/2027 (b)	1,490,000	1,632,887
Pecos Barstow Toyah Independent School District, General Obligation, TX 4.00%, 2/15/2041 (b)	500,000	490,279
Security Description	Principal Amount	Value
Permanent University Fund - Texas A&M University System Revenue, TX:
Series A, 5.50%, 7/1/2025	$180,000	$192,074
Series A, 5.50%, 7/1/2026	125,000	133,526
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	377,964
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2030	120,000	126,210
Series A, 5.00%, 7/1/2032	120,000	126,156
Series B, 5.00%, 7/1/2024	175,000	180,301
Series B, 5.00%, 7/1/2027	60,000	61,765
Pflugerville Independent School District, General Obligation, TX:
4.00%, 2/15/2043	4,915,000	4,913,916
5.00%, 2/15/2034	14,760,000	17,539,510
5.00%, 2/15/2035	8,090,000	9,533,346
Plano Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,600,000	1,754,676
5.00%, 2/15/2030	2,165,000	2,517,058
5.00%, 2/15/2033	1,565,000	1,887,129
Series A, 5.00%, 2/15/2028 (b)	200,000	213,871
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2037	3,170,000	3,271,861
4.00%, 10/1/2039	1,040,000	1,060,007
4.00%, 10/1/2040	500,000	505,403
4.00%, 10/1/2046	6,125,000	5,865,051
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	500,000	517,608
Series A-2, 5.00%, 10/1/2027	600,000	667,069
Series A-2, 5.00%, 10/1/2029	800,000	925,085
Series A-2, 5.00%, 10/1/2032	1,810,000	2,123,436
Round Rock Independent School District, General Obligation, TX:
5.00%, 8/1/2026	150,000	162,583
5.00%, 8/1/2026 (b)	2,140,000	2,320,942
5.00%, 8/1/2031 (b)	480,000	541,448
Series A, 3.00%, 8/1/2033 (b)	500,000	501,332
Series A, 4.00%, 8/1/2032 (b)	500,000	543,323
Series A, 5.00%, 8/1/2030 (b)	1,080,000	1,243,177
Series A, 5.00%, 8/1/2031 (b)	610,000	701,675
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,874,443

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
San Antonio Independent School District, General Obligation, TX:
4.00%, 8/15/2033 (b)	$1,000,000	$1,058,720
4.00%, 8/15/2034 (b)	1,000,000	1,040,001
4.00%, 8/15/2040 (b)	610,000	616,282
4.00%, 8/15/2041 (b)	950,000	955,712
5.00%, 2/15/2027 (b)	510,000	532,119
5.00%, 8/15/2043 (b)	620,000	642,945
San Antonio Water System Revenue, TX:
4.00%, 5/15/2034	865,000	918,103
Series A, 2.63%, 5/1/2049 (c)	550,000	547,420
Series A, 4.00%, 5/15/2040	875,000	888,605
Series A, 5.00%, 5/15/2026	50,000	53,923
Series A, 5.00%, 5/15/2029	210,000	225,647
Series A, 5.00%, 5/15/2030	500,000	536,152
Series A, 5.00%, 5/15/2032	800,000	894,525
Series A, 5.00%, 5/15/2039	545,000	601,991
Series A, 5.00%, 5/15/2042	2,065,000	2,251,794
Series C, 5.00%, 5/15/2026	200,000	215,692
Series C, 5.00%, 5/15/2030	160,000	173,285
San Jacinto Community College District, General Obligation, TX 4.00%, 2/15/2046	500,000	488,766
Sherman Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2041 (b)	550,000	591,108
Southwest Independent School District, General Obligation, TX 3.00%, 2/1/2039 (b)	1,000,000	896,735
Spring Branch Independent School District, General Obligation, TX 5.00%, 2/1/2034 (b)	3,000,000	3,560,831
State of Texas, General Obligation, TX:
5.00%, 4/1/2026	310,000	317,085
Series A, 4.00%, 10/1/2033	130,000	136,187
Series A, 5.00%, 4/1/2023	375,000	375,000
Series A, 5.00%, 10/1/2024	165,000	171,106
Series A, 5.00%, 4/1/2025	160,000	167,575
Series A, 5.00%, 4/1/2026	100,000	107,654
Series A, 5.00%, 10/1/2026	400,000	420,365
Series A, 5.00%, 10/1/2027	280,000	296,973
Series A, 5.00%, 10/1/2028	445,000	459,349
Series A, 5.00%, 4/1/2029	100,000	106,698
Series A, 5.00%, 10/1/2030	105,000	116,507
Series A, 5.00%, 10/1/2032	200,000	220,982
Series B, 5.00%, 10/1/2033	360,000	396,993
Tarrant County College District, General Obligation, TX:
2.00%, 8/15/2036	1,700,000	1,335,049
Security Description	Principal Amount	Value
4.00%, 8/15/2033	$1,170,000	$1,266,410
4.00%, 8/15/2043	2,850,000	2,813,072
4.25%, 8/15/2048	2,500,000	2,493,107
5.00%, 8/15/2027	1,150,000	1,276,953
5.00%, 8/15/2031	1,695,000	1,992,887
Tarrant Regional Water District Revenue, TX:
Series A, 2.00%, 9/1/2044	750,000	479,365
Series A, 4.00%, 9/1/2031	750,000	820,745
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2024	240,000	245,198
5.00%, 3/1/2025	250,000	261,545
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	2,655,000	2,403,604
Series A, 3.00%, 5/15/2039	2,050,000	1,828,547
Series A, 3.00%, 5/15/2040	750,000	657,610
Series C, 5.00%, 5/15/2025	220,000	231,591
Series E, 5.00%, 5/15/2027	160,000	176,803
Texas Public Finance Authority Revenue, TX 4.00%, 2/1/2039	2,000,000	2,046,272
Texas State University System Revenue, TX:
Series A, 4.00%, 3/15/2034	620,000	651,760
Series A, 5.00%, 3/15/2026	465,000	498,747
Series A, 5.00%, 3/15/2029	140,000	153,271
Series A, 5.00%, 3/15/2033	500,000	542,560
Texas Transportation Commission State Highway Fund Revenue, TX:
5.00%, 10/1/2023	240,000	242,913
5.00%, 10/1/2024	265,000	274,727
Series A, 5.00%, 10/1/2026	275,000	299,645
Series A, 5.00%, 4/1/2033	260,000	266,071
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2033	1,310,000	1,320,396
3.00%, 10/15/2034	800,000	801,895
3.00%, 10/15/2035	2,650,000	2,598,085
3.00%, 10/15/2037	5,025,000	4,664,575
3.00%, 10/15/2039	1,375,000	1,241,629
4.00%, 10/15/2032	500,000	519,596
4.00%, 8/1/2035	965,000	1,020,061
4.00%, 8/1/2036	150,000	152,999
4.00%, 10/15/2036	800,000	840,542
4.00%, 8/1/2037	1,150,000	1,192,382
4.00%, 10/15/2037	500,000	516,191
4.00%, 8/1/2038	2,240,000	2,310,768
4.00%, 10/15/2044	4,635,000	4,645,456
4.00%, 10/15/2045	5,745,000	5,738,990
5.00%, 10/15/2023	700,000	709,048
5.00%, 4/15/2024	1,145,000	1,173,640
5.00%, 4/15/2026	135,000	145,552

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2026	$500,000	$542,945
5.00%, 10/15/2026	500,000	545,673
5.00%, 4/15/2027	90,000	97,331
5.00%, 4/15/2029	840,000	935,024
5.00%, 4/15/2030	610,000	689,066
5.00%, 4/15/2031	770,000	892,076
5.00%, 10/15/2032	2,385,000	2,904,402
5.00%, 8/1/2037	650,000	699,977
5.00%, 10/15/2042	810,000	861,907
Series A, 4.00%, 10/15/2037	680,000	695,491
Series A, 5.00%, 4/15/2026	135,000	142,681
Series A, 5.00%, 4/15/2027	120,000	132,548
Tomball Independent School District, General Obligation, TX 5.00%, 2/15/2025 (b)	115,000	120,330
Trinity River Authority Central Regional Wastewater System Revenue, TX:
3.00%, 8/1/2032	530,000	538,390
5.00%, 8/1/2024	295,000	304,171
5.00%, 8/1/2025	335,000	353,611
5.00%, 8/1/2030	100,000	110,014
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	435,268
Series A, 3.00%, 2/15/2041	500,000	428,732
Series A, 4.00%, 2/15/2025	265,000	271,423
Series A, 5.00%, 2/15/2025	380,000	397,472
Series A, 5.00%, 2/15/2029	500,000	571,720
Series A, 5.00%, 2/15/2030	175,000	186,089
Series C, 5.00%, 2/15/2027	900,000	962,937
University of North Texas System Revenue, TX:
Series A, 5.00%, 4/15/2025	200,000	209,635
Series A, 5.00%, 4/15/2030	120,000	131,349
Series A, 5.00%, 4/15/2031	115,000	125,839
Via Metropolitan Transit Revenue, TX:
5.00%, 7/15/2025	180,000	189,991
5.00%, 7/15/2026	280,000	302,798
5.00%, 7/15/2028	505,000	552,915
Waller Consolidated Independent School District, General Obligation, TX 3.00%, 2/15/2040 (b)	915,000	784,504
		418,791,926
UTAH — 0.5%
Alpine School District, General Obligation, UT 5.00%, 3/15/2024	100,000	102,249
Central Utah Water Conservancy District Revenue, UT:
Series B, 4.00%, 10/1/2036	530,000	546,086
Series B, 5.00%, 10/1/2027	145,000	162,127
Security Description	Principal Amount	Value
City of Salt Lake City Public Utilities Revenue, UT 5.00%, 2/1/2042	$2,335,000	$2,538,614
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2028	2,485,000	2,820,857
Series A, 5.00%, 7/1/2045	910,000	1,001,676
State of Utah, General Obligation, UT:
5.00%, 7/1/2023	425,000	427,415
5.00%, 7/1/2025	585,000	618,158
5.00%, 7/1/2026	1,430,000	1,554,347
5.00%, 7/1/2027	360,000	394,209
5.00%, 7/1/2028	925,000	1,052,470
5.00%, 7/1/2031	655,000	749,576
Series B, 5.00%, 7/1/2023	600,000	603,409
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2039	800,000	813,907
Series B, 5.00%, 8/1/2035	4,000,000	4,738,582
Series B-1, 5.00%, 8/1/2023	170,000	171,369
Utah Transit Authority Revenue, UT:
5.00%, 12/15/2040 (b)	570,000	612,899
Series A, 5.00%, 6/15/2028	160,000	169,023
		19,076,973
VIRGINIA — 2.3%
Chesterfield County Economic Development Authority Revenue, VA Series F, 2.00%, 4/1/2041	525,000	365,301
City of Alexandria, General Obligation, VA Series C, 5.00%, 7/1/2028	500,000	556,358
City of Richmond Public Utility Revenue, VA:
4.00%, 1/15/2036	300,000	307,164
5.00%, 1/15/2024	760,000	774,449
County of Arlington, General Obligation, VA:
4.00%, 6/15/2033	700,000	755,511
Series A, 4.00%, 8/1/2035	900,000	968,452
Series A, 4.00%, 8/1/2038	4,190,000	4,358,107
County of Fairfax Sewer Revenue, VA:
4.00%, 7/15/2040	1,610,000	1,652,600
5.00%, 7/15/2046	865,000	974,187
County of Fairfax, General Obligation, VA:
4.00%, 10/1/2037	13,760,000	14,593,372
Series A, 4.00%, 10/1/2036	305,000	316,184
Series A, 5.00%, 10/1/2028	500,000	573,193
Series A, 5.00%, 10/1/2031	1,410,000	1,659,933
Series A, 5.00%, 10/1/2034	695,000	810,922
Series A, 5.00%, 10/1/2037	610,000	684,307

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Loudoun, General Obligation, VA:
Series A, 4.00%, 12/1/2038	$3,500,000	$3,654,482
Series A, Class A, 5.00%, 12/1/2025	4,550,000	4,858,899
Fairfax County Water Authority Revenue, VA:
5.00%, 4/1/2026	530,000	571,844
5.00%, 4/1/2041	675,000	723,532
Hampton Roads Transportation Accountability Commission Revenue, VA:
Series A, 4.00%, 7/1/2040	2,030,000	2,058,849
Series A, 4.00%, 7/1/2045	885,000	875,068
Series A, 5.00%, 7/1/2038	650,000	730,009
Loudoun County Economic Development Authority Revenue, VA:
2.00%, 12/1/2038	2,000,000	1,478,691
4.00%, 12/1/2031	4,950,000	5,377,326
Northern Virginia Transportation Commission Revenue, VA 5.00%, 6/1/2047	3,000,000	3,343,348
Virginia College Building Authority Revenue, VA:
3.00%, 2/1/2036	3,500,000	3,313,143
3.00%, 2/1/2038	1,000,000	899,807
4.00%, 2/1/2036	1,220,000	1,278,484
4.00%, 2/1/2038	2,660,000	2,722,707
4.00%, 2/1/2040	680,000	689,445
5.00%, 2/1/2024	320,000	326,508
5.00%, 2/1/2025	155,000	162,053
5.00%, 2/1/2026	825,000	885,504
5.00%, 2/1/2028	500,000	562,607
5.00%, 2/1/2030	825,000	961,899
Series A, 4.00%, 2/1/2037	3,390,000	3,500,299
Series A, 5.00%, 2/1/2027	500,000	549,754
Series A, 5.00%, 9/1/2028	60,000	65,101
Series D, 5.00%, 2/1/2024	210,000	214,271
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,515,000	1,403,850
3.00%, 5/15/2041	300,000	261,055
3.25%, 5/15/2043	1,100,000	975,520
4.00%, 5/15/2038	340,000	346,982
5.00%, 3/15/2028	575,000	638,868
5.00%, 9/15/2028	250,000	271,592
5.00%, 3/15/2032	130,000	143,097
Series A, 5.00%, 5/15/2032	585,000	645,866
Virginia Public Building Authority Revenue, VA:
5.00%, 8/1/2024	2,000,000	2,063,500
Series A, 4.00%, 8/1/2034	820,000	876,425
Series A, 4.00%, 8/1/2035	260,000	275,916
Series A, 4.00%, 8/1/2038	750,000	778,609
Security Description	Principal Amount	Value
Series A, 4.00%, 8/1/2040	$810,000	$830,740
Series A, 5.00%, 8/1/2025	2,100,000	2,221,553
Series A, 5.00%, 8/1/2029	150,000	166,304
Series A-2, 4.00%, 8/1/2039	2,000,000	2,060,516
Series B, 5.00%, 8/1/2026	750,000	814,417
Series B, 5.00%, 8/1/2028	755,000	856,980
Series B, 5.00%, 8/1/2030	1,500,000	1,769,586
Virginia Public School Authority Revenue, VA 5.00%, 8/1/2025	175,000	185,211
Virginia Resources Authority Clean Water Revolving Fund Revenue, VA 5.00%, 10/1/2027	515,000	546,218
Virginia Resources Authority Revenue, VA 5.00%, 11/1/2045	160,000	168,442
		87,454,917
WASHINGTON — 4.8%
Auburn School District No. 408 of King & Pierce Counties, General Obligation, WA:
3.00%, 12/1/2037	525,000	481,468
3.00%, 12/1/2038	615,000	555,494
4.00%, 12/1/2036	720,000	737,241
5.00%, 12/1/2028	500,000	557,907
5.00%, 12/1/2029	150,000	167,162
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S1, 4.00%, 11/1/2046	1,080,000	1,073,697
Series S-1, 5.00%, 11/1/2025	185,000	197,020
Series S-1, 5.00%, 11/1/2027	85,000	90,457
Series S-1, 5.00%, 11/1/2028	1,405,000	1,606,506
Series S-1, 5.00%, 11/1/2035	440,000	470,700
City of Seattle Drainage & Wastewater Revenue, WA:
4.00%, 7/1/2036	200,000	205,201
5.00%, 7/1/2026	750,000	811,545
5.00%, 9/1/2029	1,470,000	1,704,842
City of Seattle Water System Revenue, WA:
5.00%, 5/1/2024	100,000	102,611
5.00%, 8/1/2030	200,000	219,363
City of Seattle, General Obligation, WA:
Series A, 5.00%, 6/1/2023	100,000	100,383
Series A, 5.00%, 6/1/2024	225,000	231,344
Series A, 5.00%, 12/1/2027	2,500,000	2,807,144
Clark County School District No. 114 Evergreen, General Obligation, WA:
5.00%, 12/1/2030	1,390,000	1,634,143
5.00%, 12/1/2031	2,000,000	2,345,809
5.00%, 12/1/2032	500,000	584,267

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Clark County School District No. 37 Vancouver, General Obligation, WA 4.00%, 12/1/2034	$570,000	$605,974
County of King Sewer Revenue, WA:
5.00%, 7/1/2042	200,000	213,945
Series B, 0.88%, 1/1/2042 (c)	850,000	788,856
Series B, 5.00%, 7/1/2027	125,000	128,694
Series B, 5.00%, 7/1/2041	100,000	105,386
County of King, General Obligation, WA:
5.00%, 7/1/2025	170,000	177,470
5.00%, 7/1/2027	160,000	166,623
5.00%, 7/1/2029	560,000	583,266
5.00%, 7/1/2031	225,000	234,392
Series A, Class A, 5.00%, 1/1/2030	1,990,000	2,322,146
Series E, 5.00%, 12/1/2028	225,000	239,736
Series E, 5.00%, 12/1/2029	305,000	324,894
Energy Northwest Revenue, WA:
4.00%, 7/1/2042	3,090,000	3,098,075
5.00%, 7/1/2025	180,000	190,000
5.00%, 7/1/2026	1,135,000	1,214,325
5.00%, 7/1/2028	645,000	728,767
5.00%, 7/1/2030	625,000	732,904
5.00%, 7/1/2033	2,300,000	2,772,194
5.00%, 7/1/2037	1,285,000	1,431,945
5.00%, 7/1/2040	12,960,000	14,561,142
Series A, 5.00%, 7/1/2025	205,000	216,389
Series A, 5.00%, 7/1/2027	1,165,000	1,260,104
Series A, 5.00%, 7/1/2028	560,000	620,356
Series A, 5.00%, 7/1/2033	1,065,000	1,181,082
Series C, 5.00%, 7/1/2027	125,000	128,554
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	190,000
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	489,792
Franklin County School District No. 1 Pasco, General Obligation, WA 5.00%, 12/1/2030	535,000	595,710
Grant County Public Utility District No. 2 Electric Revenue, WA Series S, 2.00%, 1/1/2044 (c)	500,000	497,531
King County Housing Authority Revenue, WA 3.50%, 5/1/2038	500,000	471,535
King County School District No. 210 Federal Way, General Obligation, WA 5.00%, 12/1/2032	500,000	577,178
Security Description	Principal Amount	Value
King County School District No. 401 Highline, General Obligation, WA:
3.13%, 12/1/2032	$470,000	$472,479
5.00%, 12/1/2027	700,000	762,436
King County School District No. 405 Bellevue, General Obligation, WA:
5.00%, 12/1/2026	130,000	142,311
5.00%, 12/1/2029	300,000	327,749
King County School District No. 411 Issaquah, General Obligation, WA:
5.00%, 12/1/2028	100,000	109,286
5.00%, 12/1/2031	100,000	111,348
5.00%, 12/1/2032	300,000	333,763
King County School District No. 414 Lake Washington, General Obligation, WA 4.00%, 12/1/2026	110,000	115,197
North Thurston Public Schools, General Obligation, WA 4.00%, 12/1/2034	545,000	584,393
Pierce County School District No. 10 Tacoma, General Obligation, WA:
5.00%, 12/1/2027	120,000	127,731
5.00%, 12/1/2034	100,000	103,552
Pierce County School District No. 3 Puyallup, General Obligation, WA 5.00%, 12/1/2030	495,000	546,289
Pierce County School District No. 403 Bethel, General Obligation, WA 5.00%, 12/1/2031	1,750,000	2,015,463
Port of Seattle Revenue, WA:
Series A, 5.00%, 8/1/2029	3,000,000	3,416,965
Series A, 5.00%, 8/1/2032	2,250,000	2,682,304
Port of Seattle, General Obligation, WA 5.00%, 6/1/2026	100,000	102,704
Port of Tacoma, General Obligation, WA:
Series A, 5.00%, 12/1/2029	615,000	670,079
Series A, 5.00%, 12/1/2031	295,000	320,665
Series A, 5.00%, 12/1/2032	360,000	390,138
Spokane County School District No. 354 Mead, General Obligation, WA 5.00%, 12/1/2035	490,000	535,425
Spokane County School District No. 81 Spokane, General Obligation, WA 5.00%, 12/1/2038	10,000,000	11,560,008

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Washington, General Obligation, WA:
5.00%, 8/1/2023	$100,000	$100,792
5.00%, 2/1/2025	5,000,000	5,226,586
5.00%, 2/1/2027	3,500,000	3,846,931
5.00%, 2/1/2029	500,000	574,490
5.00%, 6/1/2029	650,000	751,912
5.00%, 2/1/2030	910,000	1,066,010
5.00%, 8/1/2033	755,000	865,253
5.00%, 2/1/2034	770,000	855,711
5.00%, 6/1/2034	1,840,000	2,137,852
5.00%, 6/1/2035	925,000	1,060,091
5.00%, 8/1/2036	585,000	655,616
5.00%, 6/1/2037	750,000	855,269
5.00%, 8/1/2038	2,500,000	2,806,138
5.00%, 6/1/2039	505,000	556,135
5.00%, 6/1/2040	2,280,000	2,531,893
5.00%, 2/1/2041	1,345,000	1,481,730
5.00%, 6/1/2042	500,000	556,959
5.00%, 6/1/2043	1,470,000	1,625,334
5.00%, 2/1/2045	500,000	544,937
Series 2016A, 5.00%, 7/1/2024	165,000	169,998
Series A, 5.00%, 8/1/2027	110,000	122,324
Series A, 5.00%, 8/1/2031	330,000	356,034
Series A, 5.00%, 8/1/2034	300,000	321,980
Series A, 5.00%, 8/1/2035	400,000	436,190
Series A, 5.00%, 8/1/2037	500,000	548,695
Series A, 5.00%, 8/1/2040	2,855,000	3,215,272
Series A, 5.00%, 8/1/2042	1,305,000	1,454,290
Series A, Class A, 5.00%, 8/1/2043	590,000	649,870
Series A, 5.00%, 8/1/2044	515,000	565,758
Series A-1, 5.00%, 8/1/2031	5,395,000	6,496,210
Series A-1, 5.00%, 8/1/2033	120,000	126,222
Series A-1, 5.00%, 8/1/2034	300,000	315,000
Series A-1, 5.00%, 8/1/2040	300,000	311,017
Series A-2, 5.00%, 8/1/2042	2,975,000	3,355,225
Series A-2, 5.00%, 8/1/2043	4,280,000	4,815,358
Series A-3, 5.00%, 8/1/2044	9,000,000	10,092,982
Series A-3, 5.00%, 8/1/2046	10,020,000	11,174,093
Series B, 4.00%, 8/1/2026	675,000	711,492
Series B, 5.00%, 7/1/2024	115,000	118,484
Series B, 5.00%, 2/1/2029	135,000	140,822
Series B, 5.00%, 7/1/2031	355,000	378,402
Series B, 5.00%, 7/1/2033	285,000	303,164
Series C, 5.00%, 2/1/2028	2,485,000	2,793,735
Series C, 5.00%, 2/1/2032	105,000	112,076
Series C, 5.00%, 2/1/2035	450,000	467,200
Series C, 5.00%, 2/1/2039	525,000	575,537
Series C, 5.00%, 2/1/2041	1,230,000	1,386,677
Series C, 5.00%, 2/1/2042	1,220,000	1,334,634
Series C, 5.00%, 2/1/2043	550,000	615,632
Series C, 5.00%, 2/1/2044	2,950,000	3,291,811
Series D, 5.00%, 2/1/2029	250,000	267,555
Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2036	$690,000	$766,007
Series D, 5.00%, 2/1/2040	620,000	658,510
Series F, 5.00%, 6/1/2039	4,975,000	5,622,484
Series F, 5.00%, 6/1/2044	3,190,000	3,535,436
Series R, 4.00%, 7/1/2026	2,000,000	2,105,266
Series R, 5.00%, 7/1/2026	120,000	124,988
Series R-2015, 4.00%, 7/1/2026	450,000	457,885
Series R-2015E, 5.00%, 7/1/2024	175,000	180,301
Series R-2015E, 5.00%, 7/1/2025	315,000	327,875
Series R-2015E, 5.00%, 7/1/2026	65,000	67,747
Series R-2017A, 5.00%, 8/1/2023	100,000	100,792
Series R-2017A, 5.00%, 8/1/2027	500,000	541,275
Series R-2017C, 5.00%, 8/1/2024	350,000	361,344
Series R-2017C, 5.00%, 8/1/2025	135,000	142,814
Series R-2018D, 5.00%, 8/1/2029	290,000	321,355
Series R-2020B, 5.00%, 1/1/2026	730,000	780,929
Series R-2020C, 5.00%, 7/1/2027	550,000	610,453
Series -R-2020D, 5.00%, 7/1/2025	750,000	791,668
Series R-2021C, 4.00%, 8/1/2035	800,000	857,789
Series R-H, 5.00%, 7/1/2026	110,000	114,573
University of Washington Revenue, WA:
Series A, 4.00%, 12/1/2041	300,000	301,793
Series C, 5.00%, 4/1/2032	1,750,000	2,025,654
Series C, 5.00%, 4/1/2034	745,000	856,367
		185,740,237
WEST VIRGINIA — 0.2%
State of West Virginia, General Obligation, WV:
5.00%, 6/1/2027	800,000	886,239
5.00%, 12/1/2029	1,295,000	1,476,607
5.00%, 12/1/2032	705,000	809,724
5.00%, 6/1/2034	575,000	654,294
5.00%, 6/1/2044	500,000	538,497
Series A, 5.00%, 6/1/2024	140,000	143,947
Series A, 5.00%, 6/1/2025	230,000	242,349
Series A, 5.00%, 6/1/2026	130,000	140,636
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	753,843
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	477,658
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	808,639

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
West Virginia Parkways Authority Revenue, WV:
5.00%, 6/1/2039	$565,000	$632,071
5.00%, 6/1/2040	750,000	834,464
		8,398,968
WISCONSIN — 1.6%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2023	110,000	110,785
Series A, 4.00%, 10/1/2025	690,000	716,271
Series A, 4.00%, 10/1/2032	5,925,000	6,463,694
City of Milwaukee, General Obligation, WI 2.25%, 3/1/2028	500,000	477,748
Public Finance Authority Revenue, WI 5.00%, 3/1/2029	300,000	319,176
State of Wisconsin Environmental Improvement Fund Revenue, WI:
Series A, 5.00%, 6/1/2026	140,000	147,184
Series A, 5.00%, 6/1/2027	330,000	346,650
Series A, 5.00%, 6/1/2036	1,520,000	1,707,363
Series A, 5.00%, 6/1/2037	750,000	835,815
State of Wisconsin Revenue, WI:
Series B, 5.00%, 5/1/2032	550,000	592,098
Series B, 5.00%, 5/1/2033	115,000	123,802
State of Wisconsin, General Obligation, WI:
4.00%, 5/1/2042	2,500,000	2,528,279
5.00%, 5/1/2025	85,000	89,405
5.00%, 5/1/2026	500,000	540,278
5.00%, 5/1/2027	135,000	141,771
5.00%, 11/1/2028	205,000	226,762
5.00%, 5/1/2029	160,000	167,561
5.00%, 5/1/2034	575,000	599,922
5.00%, 5/1/2036	2,670,000	2,995,154
5.00%, 5/1/2037	605,000	674,672
Series 1, 5.00%, 5/1/2024	110,000	110,197
Series 1, 5.00%, 5/1/2030	2,000,000	2,361,024
Series 2, 5.00%, 11/1/2026	755,000	825,932
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,262,182
Series 3, 5.00%, 11/1/2027	660,000	729,719
Series 3, 5.00%, 11/1/2031	530,000	585,391
Series 4, 5.00%, 5/1/2025	375,000	388,207
Series 4, 5.00%, 5/1/2031	4,000,000	4,812,436
Series 4, 5.00%, 5/1/2036	6,000,000	7,064,221
Series A, Class A, 4.00%, 5/1/2041	3,025,000	3,063,465
Series A, 5.00%, 5/1/2026	355,000	364,268
Series A, 5.00%, 5/1/2027	3,420,000	3,722,495
Series B, 4.00%, 5/1/2023	355,000	355,379
Series B, 5.00%, 5/1/2034	850,000	968,846
Series D, 5.00%, 5/1/2032	120,000	123,095
Security Description	Principal Amount	Value
Wisconsin Department of Transportation Revenue, WI:
Series 1, 5.00%, 7/1/2027 (d)	$2,620,000	$2,912,100
Series A, 5.00%, 7/1/2043	7,640,000	8,745,737
Series 1, 5.00%, 7/1/2024	205,000	211,159
Series A, 3.00%, 7/1/2040	675,000	606,833
Series A, 3.00%, 7/1/2041	805,000	709,710
Series A, 4.00%, 7/1/2038	750,000	771,519
		60,498,305
WYOMING — 0.1%
University of Wyoming Revenue, WY:
4.00%, 6/1/2043 (b)	1,550,000	1,535,703
4.00%, 6/1/2044 (b)	735,000	722,383
Wyoming Community Development Authority Revenue, WY Series 2, 2.10%, 12/1/2035	500,000	410,375
		2,668,461
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,842,340,007)		3,724,354,844
	Shares
SHORT-TERM INVESTMENT — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (e) (f) (Cost $93,620,402)	93,620,402	93,620,402
TOTAL INVESTMENTS — 99.6% (Cost $3,935,960,409)		3,817,975,246
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		14,774,154
NET ASSETS — 100.0%		$3,832,749,400
(a)	Amount is less than 0.05% of net assets.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.4%
Build America Mutual Assurance Company	0.5%
Assured Guaranty Municipal Corp.	0.3%

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,724,354,844	$—	$3,724,354,844
Short-Term Investment	93,620,402	—	—	93,620,402
TOTAL INVESTMENTS	$93,620,402	$3,724,354,844	$—	$3,817,975,246

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,639,766	$3,639,766	$1,230,887,864	$1,140,907,228	$—	$—	93,620,402	$93,620,402	$843,844
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series S, 5.75%, 6/1/2045	$1,635,000	$1,419,614
Birmingham Airport Authority Revenue, AL 5.00%, 7/1/2030 (a)	500,000	578,045
Black Belt Energy Gas District Revenue, AL Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	4,846,717
County of Jefferson Sewer Revenue, AL:
Series A, 5.25%, 10/1/2048 (a)	240,000	245,984
Series D, 6.00%, 10/1/2042	3,210,000	3,403,265
Series D, 6.50%, 10/1/2053	12,510,000	13,287,434
Series E, Zero Coupon, 10/1/2035	150,000	60,897
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	495,514
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,487,567
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	864,803
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	103,068
Series A, 3.00%, 2/1/2030	200,000	195,354
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	518,858
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,781,181
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,593,111
Sumter County Industrial Development Authority Revenue, AL AMT, VRN, 6.00%, 7/15/2052 (b)	3,000,000	2,700,704
Tuscaloosa County Industrial Development Authority Revenue, AL:
Series A, 4.50%, 5/1/2032 (c)	1,709,000	1,494,434
Security Description	Principal Amount	Value
Series A, 5.25%, 5/1/2044 (c)	$7,165,000	$5,868,240
		41,944,790
ALASKA — 0.0% (d)
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	126,655
Northern Tobacco Securitization Corp. Revenue, AK Series B2, Zero Coupon, 6/1/2066	800,000	100,282
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	569,842
		796,779
AMERICAN SAMOA — 0.1%
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,049,492
ARIZONA — 2.1%
Arizona Industrial Development Authority Revenue, AZ:
5.00%, 7/1/2039 (c)	365,000	355,859
5.00%, 7/1/2054 (c)	500,000	445,835
Series 2019-2, Class A, 3.63%, 5/20/2033	939,422	877,718
Series A, 4.00%, 7/15/2030 (c)	140,000	132,683
Series A, 4.00%, 7/1/2032	1,000,000	997,151
Series A, 4.00%, 12/15/2041 (c)	105,000	83,800
Series A, 4.00%, 12/15/2051 (c)	165,000	119,893
Series A, 4.50%, 1/1/2049	655,000	372,031
Series A, 4.75%, 7/1/2029 (c)	155,000	153,536
Series A, 5.00%, 6/1/2031 (c)	335,000	334,418
Series A, 5.00%, 7/1/2049 (c)	500,000	442,086
Series A, 5.00%, 7/15/2049 (c)	500,000	458,292
Series A, 5.00%, 7/1/2054 (c)	500,000	433,539
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,020,317
Series B, 5.00%, 3/1/2037 (c)	75,000	72,018
Series B, 5.00%, 3/1/2042 (c)	70,000	64,446
Series B, 5.00%, 1/1/2049	860,000	461,938
Series D, 5.00%, 7/1/2051 (c)	185,000	165,248
Series G, 5.00%, 7/1/2047 (c)	100,000	90,855
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	880,029
5.25%, 11/15/2046	1,010,000	725,067
Series A, 5.00%, 5/15/2056	500,000	415,401
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	29,150

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2035 (c)	$1,325,000	$1,310,565
5.00%, 7/1/2045 (c)	4,285,000	3,939,510
Series A, 4.00%, 12/1/2051 (c)	5,000,000	3,903,687
Series A, 5.00%, 7/1/2041 (c)	5,685,000	5,285,527
Industrial Development Authority of the County of Pima Revenue, AZ:
5.00%, 6/15/2034 (c)	100,000	100,281
5.25%, 7/1/2036	315,000	314,700
6.75%, 2/1/2050 (c)	310,000	317,629
Series A, 4.00%, 4/1/2046	650,000	602,115
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (c)	1,080,000	892,370
Series A, 5.00%, 9/1/2033	675,000	745,959
Series A, 6.00%, 7/1/2052 (c)	1,000,000	1,019,668
Maricopa County Pollution Control Corp. Revenue, AZ:
Series A, 3.60%, 2/1/2040	600,000	533,685
Series B, 2.40%, 6/1/2035	500,000	396,045
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	5,000,000	5,330,566
5.25%, 12/1/2027	265,000	279,520
5.25%, 12/1/2028	105,000	111,651
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,021,877
Series A, 4.00%, 12/1/2046	1,005,000	726,510
Series A, 6.13%, 10/1/2052 (c)	500,000	306,898
Series B, 4.00%, 12/1/2056	2,135,000	1,426,006
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,442,707
		40,138,786
ARKANSAS — 0.7%
Arkansas Development Finance Authority Revenue, AR:
AMT, 5.45%, 9/1/2052 (c)	6,270,000	6,242,331
Series A, AMT, 4.50%, 9/1/2049 (c)	8,830,000	7,900,776
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	96,678
		14,239,785
CALIFORNIA — 12.2%
Anaheim Public Financing Authority Revenue, CA Series C, Zero Coupon, 9/1/2029 (a)	915,000	752,562
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	475,000	481,922
Series A, 5.00%, 3/1/2041	665,000	667,249
Security Description	Principal Amount	Value
Brentwood, Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	$145,000	$145,668
California Community Housing Agency Revenue, CA:
Seies A, 5.00%, 8/1/2049 (c)	2,500,000	2,374,365
Series A, 4.00%, 2/1/2056 (c)	2,820,000	2,102,969
Series A, 5.00%, 2/1/2050 (c)	5,000,000	4,140,856
Series A, 5.00%, 8/1/2050 (c)	1,000,000	930,989
Series A-1, 3.00%, 8/1/2056 (c)	915,000	604,212
Series A-1, 3.00%, 2/1/2057 (c)	4,500,000	2,809,917
Series A-1, 4.00%, 2/1/2056 (c)	4,000,000	3,242,493
Series A-2, 4.00%, 8/1/2047 (c)	1,270,000	973,869
Series A-2, 4.00%, 8/1/2051 (c)	3,000,000	2,090,539
California County Tobacco Securitization Agency Revenue, CA:
Series A, 4.00%, 6/1/2049	1,000,000	927,736
Series B-1, 5.00%, 6/1/2049	165,000	165,711
Series C, Zero Coupon, 6/1/2057	5,000,000	721,174
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	326,203
Series A, 4.00%, 8/15/2049	475,000	436,474
California Housing Finance Agency Revenue, CA Series 2, 4.00%, 3/20/2033	3,796,587	3,811,966
California Municipal Finance Authority Revenue, CA:
3.00%, 5/15/2051 (a)	1,250,000	970,249
AMT, 4.00%, 7/15/2029	2,000,000	1,939,317
4.00%, 5/15/2041 (a)	355,000	346,828
4.00%, 5/15/2046 (a)	1,000,000	942,512
5.00%, 5/15/2049	1,000,000	995,611
5.00%, 5/15/2051	1,165,000	1,164,925
5.00%, 5/15/2052	500,000	494,676
5.25%, 1/1/2045	1,000,000	797,286
Series A, AMT, 3.25%, 12/31/2032 (a)	625,000	605,939
Series A, AMT, 5.00%, 6/30/2027	205,000	216,868
Series A, AMT, 5.00%, 6/30/2028	100,000	106,619
Series A, AMT, 5.00%, 12/31/2031	2,300,000	2,425,161
Series A, 5.00%, 7/1/2034	280,000	296,017
Series A, 5.00%, 10/1/2039 (c)	150,000	144,613

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 12/31/2043	$500,000	$506,364
Series A, 5.00%, 7/1/2047	185,000	188,479
Series A, AMT, 5.00%, 12/31/2047	600,000	603,628
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,112,854
Series A, 5.25%, 11/1/2041	1,000,000	1,012,219
Series B, AMT, 5.00%, 6/1/2048	600,000	602,888
California Municipal Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2052	2,000,000	2,016,674
California Pollution Control Financing Authority Revenue, CA:
AMT, 5.00%, 11/21/2045 (c)	500,000	484,816
Series A3, AMT, 4.30%, 7/1/2040	665,000	671,762
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	514,116
Series A, 5.00%, 11/15/2046 (c)	900,000	789,135
Series A, 5.00%, 11/15/2051 (c)	600,000	512,585
Series A, 5.00%, 11/15/2056 (c)	415,000	348,523
California School Finance Authority Revenue, CA:
5.00%, 8/1/2032 (c)	700,000	739,554
5.00%, 6/1/2054 (c)	250,000	224,943
Series A, 5.00%, 7/1/2047 (c)	250,000	217,390
Series A, 5.00%, 6/1/2050 (c)	605,000	554,597
Series A, 5.00%, 7/1/2058 (c)	1,000,000	895,433
Series A, 5.00%, 6/1/2059 (c)	4,895,000	4,372,271
Series A, 6.25%, 6/1/2042 (c)	1,120,000	1,146,845
Series A, 6.38%, 6/1/2052 (c)	1,250,000	1,277,579
California Statewide Communities Development Authority Revenue, CA:
3.00%, 5/15/2054 (a)	3,500,000	2,558,724
4.25%, 1/1/2043	480,000	459,452
5.00%, 1/1/2031	700,000	748,861
5.00%, 1/1/2032	1,125,000	1,202,542
5.00%, 5/15/2033	240,000	245,891
5.25%, 7/1/2039 (c)	2,000,000	1,913,461
Series A, 1.75%, 9/1/2029	800,000	685,808
Series A, 3.00%, 8/15/2036	205,000	190,487
Series A, 3.00%, 4/1/2037	835,000	712,963
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,136,062
Series A, 4.00%, 4/1/2042	130,000	124,170
Series A, 5.00%, 12/1/2025 (c)	2,700,000	2,769,409
Series A, 5.00%, 12/1/2028 (c)	100,000	103,543
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2029 (c)	$1,000,000	$1,035,059
Series A, 5.00%, 5/15/2050	1,565,000	1,571,841
Series A, 5.25%, 12/1/2034	1,940,000	1,984,221
Series A, 5.25%, 8/15/2037	605,000	629,970
Series A, 5.25%, 12/1/2038 (c)	1,475,000	1,513,954
Series A, 5.25%, 12/1/2043 (c)	875,000	876,058
Series A, 5.25%, 11/1/2044 (c)	300,000	248,347
Series A, 5.25%, 12/1/2044	8,045,000	8,060,311
Series A, 5.25%, 12/1/2048 (c)	705,000	691,136
Series A, 5.50%, 7/1/2039	18,109	17,022
Series A, 5.50%, 12/1/2054	2,500,000	2,501,673
Series A, 5.75%, 7/1/2030	15,487	14,557
Series A, 5.75%, 7/1/2035	1,639	1,540
Series B, 5.00%, 7/1/2032	195,000	200,956
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,365,650
California Statewide Financing Authority Revenue, CA Series D, 0.01%, 6/1/2055 (c)	15,750,000	760,410
California, Statewide Communities Development Authority, Special Assessment, CA:
5.00%, 9/2/2040	425,000	443,513
Series A, 5.00%, 9/2/2039	945,000	997,069
Series C, 4.00%, 9/2/2050	1,000,000	868,233
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA Zero Coupon, 9/1/2032 (a)	400,000	285,662
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	876,115
4.00%, 9/1/2051	335,000	286,087
City of Irvine, Special Tax Revenue, CA Series A, 4.00%, 9/1/2049	1,000,000	897,509
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	945,851
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	1,004,563
5.00%, 9/1/2044	255,000	255,695
5.00%, 9/1/2047 (c)	1,000,000	1,019,503
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	731,937

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (c)	$5,130,000	$3,857,888
CMFA Special Finance Agency VII Revenue, CA Series A-2, 4.00%, 8/1/2047 (c)	795,000	614,791
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (c)	4,500,000	2,934,836
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (c)	3,500,000	2,342,397
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (c)	1,000,000	973,770
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,011,822
5.00%, 9/1/2042	1,000,000	1,013,492
5.00%, 9/1/2045	100,000	101,601
5.00%, 9/1/2046	825,000	837,386
County of Santa Barbara, Certificate Participation, CA Series B, AMT, 5.00%, 12/1/2029	975,000	1,087,052
CSCDA Community Improvement Authority Revenue, CA:
Series A, 4.00%, 8/1/2056 (c)	995,000	761,884
Series A, 5.00%, 7/1/2051 (c)	3,570,000	3,193,389
Series A, 5.00%, 1/1/2054 (c)	2,470,000	1,960,412
Series A-1, 2.80%, 3/1/2047 (c)	400,000	301,027
Series A-1, 3.00%, 6/1/2047 (c)	8,000,000	5,851,752
Series A-1, 3.50%, 10/1/2046 (c)	1,655,000	1,242,833
Series A2, 3.25%, 5/1/2057 (c)	5,000,000	3,458,203
Series A-2, 3.00%, 12/1/2056 (c)	6,400,000	4,240,651
Series A-2, 3.00%, 3/1/2057 (c)	1,245,000	812,067
Series A-2, 3.13%, 7/1/2056 (c)	5,000,000	3,414,412
Series A-2, 3.25%, 7/1/2056 (c)	500,000	337,645
Series A-2, 4.00%, 7/1/2056 (c)	5,725,000	4,090,005
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,513,831
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,099,594
Series A-2, 4.30%, 7/1/2059 (c)	5,000,000	4,183,975
Security Description	Principal Amount	Value
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	$1,145,000	$854,790
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	902,711
Series B, 4.00%, 12/1/2059 (c)	1,535,000	987,618
Dublin Community Facilities District No. 2015-1, Special Tax Revenue, CA 5.00%, 9/1/2037	175,000	181,340
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	806,730
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2047	1,250,000	1,257,986
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2046	2,990,000	2,794,984
Series A, 5.00%, 1/15/2042 (a)	430,000	437,741
Series B1, 3.95%, 1/15/2053	4,130,000	3,701,672
Series C, 5.00%, 1/15/2031	670,000	742,086
Golden State Tobacco Securitization Corp. Revenue, CA:
Series A-1, 5.00%, 6/1/2051	390,000	408,093
Series B, 0.01%, 6/1/2066	101,200,000	10,235,925
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057 (c)	20,000,000	982,268
0.01%, 6/1/2057	34,000,000	2,395,378
Series C-1, 0.01%, 6/1/2036	3,500,000	1,484,763
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,892,876
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	953,441
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	106,843
Series A, 5.50%, 11/15/2030	270,000	299,114
Long Beach Bond Finance Authority, Special Obligation, CA Series C, 5.50%, 8/1/2031 (a)	345,000	396,796
Menifee Union School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2048	500,000	509,895
M-S-R Energy Authority Revenue, CA:
Series A, 6.50%, 11/1/2039	775,000	920,850
Series B, 6.50%, 11/1/2039	4,000,000	4,752,775

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 7.00%, 11/1/2034	$400,000	$492,909
Series C, 6.13%, 11/1/2029	265,000	289,678
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	561,096
Oakland Unified School District/Alameda County, General Obligation, CA:
Series A, 5.00%, 8/1/2032 (a)	100,000	110,058
Series A, 5.00%, 8/1/2033	65,000	68,899
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	517,323
Series A, 5.00%, 8/15/2046	550,000	559,695
Palomar Health Revenue, CA 5.00%, 11/1/2036	500,000	514,665
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	991,998
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,272,973
Series B-2, 5.00%, 9/1/2052	1,245,000	1,191,781
Series B-2, 5.25%, 9/1/2047	1,330,000	1,330,304
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	100,000	107,352
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,668,397
Romoland School District, Special Tax Revenue, CA 5.00%, 9/1/2041	445,000	455,357
San Diego County Regional Airport Authority Revenue, CA Series B, AMT, 5.00%, 7/1/2027	270,000	271,336
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020, AMT, 4.00%, 5/1/2039	2,485,000	2,488,587
Series A, AMT, 5.00%, 1/1/2025	555,000	570,980
Series A, AMT, 5.00%, 5/1/2035	560,000	619,990
Series A, AMT, 5.00%, 5/1/2036	770,000	844,635
Series E, AMT, 5.00%, 5/1/2045	600,000	623,623
Security Description	Principal Amount	Value
Series H, AMT, 5.00%, 5/1/2028	$500,000	$543,479
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, 5.25%, 1/15/2044	13,000,000	13,158,736
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,373,504
Series C, 0.01%, 6/1/2056	5,250,000	485,595
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	874,193
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	75,000	76,960
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (c)	100,000	105,954
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	750,000	140,831
0.01%, 6/1/2046	5,200,000	843,512
Series A, 5.00%, 6/1/2035	500,000	541,643
Series B-1, 5.00%, 6/1/2048	350,000	355,722
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	107,378
		233,284,498
COLORADO — 3.3%
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,435,787
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (c)	500,000	476,273
5.00%, 12/1/2049 (c)	1,300,000	1,193,559
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	503,235
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	650,000	560,729
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (c)	1,000,000	988,629
City & County of Denver Airport System Revenue, CO Series A, AMT, 5.00%, 12/1/2029	525,000	569,866

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	$1,335,000	$1,312,249
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	214,778
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,532,642
Series A, 5.00%, 10/1/2049 (c)	540,000	493,452
Colorado Health Facilities Authority Revenue, CO:
5.00%, 1/1/2031	105,000	99,623
5.00%, 1/1/2037	2,750,000	2,445,144
5.00%, 1/1/2038	200,000	175,950
5.00%, 12/1/2054 (c)	1,250,000	852,460
Series A, 5.30%, 7/1/2037	270,000	213,909
Series A-1, 4.00%, 8/1/2039	3,095,000	2,981,109
Series A-2, 4.00%, 8/1/2049	510,000	454,968
Series B, 5.00%, 7/1/2057 (b)	1,042,165	818,785
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	500,000	482,590
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	486,875
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2025	1,900,000	1,962,414
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	457,600
Series A, 5.00%, 12/1/2039	40,000	40,127
Series A, 5.25%, 12/1/2045	370,000	371,955
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (c)	100,000	100,886
E-470 Public Highway Authority Revenue, CO Series B, Zero Coupon, 9/1/2037 (a)	475,000	240,208
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (c)	400,000	402,359
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,403,099
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, Class A, 5.25%, 12/1/2032	1,945,000	1,924,558
Security Description	Principal Amount	Value
Series A, Class A, 5.75%, 12/1/2052	$535,000	$518,680
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	1,002,940
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	480,934
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	597,377
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	914,313
Series A, 5.25%, 12/1/2050	2,000,000	1,796,089
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,565,168
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	2,210,000	2,201,846
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	3,690,000	3,498,075
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (c)	1,000,000	969,506
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (c)	2,990,000	2,931,770
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,059,064
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (c)	1,825,000	1,040,250
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	348,788
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	918,343
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (c)	1,000,000	667,118
Series A, 5.00%, 12/1/2051 (c)	1,000,000	572,672

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	$3,000,000	$2,949,450
Southglenn Metropolitan District, General Obligation, CO 3.50%, 12/1/2026	747,000	719,820
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	426,788
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A1, 4.13%, 12/1/2031	1,000,000	904,298
Series 2021-A1, 5.00%, 12/1/2041	2,700,000	2,407,470
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	990,985
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	436,256
6.50%, 12/1/2043	2,000,000	1,848,392
6.75%, 12/1/2052	1,430,000	1,309,214
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,623,624
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	569,783
Series A, 5.00%, 12/1/2049	1,000,000	893,100
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	462,781
Series A-1, 4.13%, 12/1/2051	1,550,000	1,064,308
		62,885,020
CONNECTICUT — 0.5%
City of Hartford, General Obligation, CT:
Series A, 5.00%, 4/1/2028	100,000	100,160
Series A, 5.00%, 4/1/2031	220,000	220,348
Series C, 3.00%, 7/15/2027 (a)	100,000	100,772
Connecticut State Development Authority Revenue, CT AMT, 7.95%, 4/1/2026	300,000	299,898
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A, 4.00%, 7/1/2038	745,000	691,223
Series A, 5.00%, 1/1/2045 (c)	300,000	271,907
Series A, 5.00%, 9/1/2046 (c)	110,000	94,285
Series A, 5.00%, 9/1/2053 (c)	500,000	413,018
Series B, 4.00%, 7/1/2034	130,000	130,429
Security Description	Principal Amount	Value
Series F, 3.50%, 7/1/2026	$5,000	$4,824
Series F, 4.00%, 7/1/2030	1,100,000	1,022,375
Series F, 5.00%, 7/1/2037	1,175,000	1,129,745
Series G-1, 5.00%, 7/1/2044 (c)	275,000	265,071
Series G-1, 5.00%, 7/1/2050 (c)	500,000	471,777
Series L, 4.00%, 7/1/2034	250,000	253,069
Series L, 4.13%, 7/1/2041	500,000	490,713
Series L-1, 4.00%, 7/1/2029	490,000	503,056
Series R, 3.25%, 7/1/2035	500,000	471,166
Series R, 3.38%, 7/1/2037	190,000	173,779
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (c)	1,000,000	995,074
State of Connecticut, General Obligation, CT Series A, 5.00%, 10/15/2026	285,000	285,313
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2051 (c)	1,315,000	987,780
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	822,821
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2027	100,000	100,756
		10,299,359
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE:
3.25%, 6/1/2026	630,000	596,015
5.00%, 6/1/2036	500,000	492,392
5.00%, 6/1/2046	700,000	637,373
Series A, VRN, 1.25%, 10/1/2045 (b)	3,000,000	2,748,298
Series A, 4.00%, 6/1/2042	160,000	129,172
Series A, 4.00%, 6/1/2052	70,000	51,513
Series B, VRN, 1.25%, 10/1/2040 (b)	1,000,000	916,099
		5,570,862
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	538,474
5.00%, 12/1/2034	500,000	570,451
5.00%, 10/1/2035	2,630,000	2,592,306
5.00%, 6/1/2050	2,590,000	2,412,668
Series A, 5.00%, 7/1/2032	150,000	146,733
Series A, 5.00%, 7/1/2052	115,000	96,735

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
6.50%, 5/15/2033	$100,000	$102,254
Series A, 0.01%, 6/15/2046	25,000,000	5,720,337
Series C, Zero Coupon, 6/15/2055	20,000,000	1,902,642
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Zero Coupon, 10/1/2035 (a)	220,000	138,395
Series A, Zero Coupon, 10/1/2037	2,000,000	1,041,398
Series A, 5.00%, 10/1/2033	855,000	944,937
Series B, 4.00%, 10/1/2044	650,000	618,070
Series B, 4.00%, 10/1/2049	625,000	576,018
Series B, 4.00%, 10/1/2053 (a)	3,125,000	2,963,001
		20,364,419
FLORIDA — 6.2%
Alachua County Health Facilities Authority Revenue, FL:
5.00%, 11/15/2024	30,000	28,355
Series A, 4.00%, 12/1/2044	325,000	312,921
Bexley Community Development District, Special Assessment, FL:
4.70%, 5/1/2036	100,000	96,979
5.38%, 5/1/2043	1,225,000	1,177,696
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (c)	1,000,000	698,339
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (c)	1,500,000	1,201,743
4.00%, 6/15/2051 (c)	1,500,000	1,091,091
5.00%, 12/15/2040 (c)	190,000	173,894
5.00%, 7/1/2046 (c)	750,000	576,115
5.63%, 8/1/2037 (c)	115,000	90,293
5.88%, 8/1/2052 (c)	610,000	432,502
6.10%, 8/15/2038 (c)	215,000	216,934
Series A, 5.00%, 6/15/2039 (c)	390,000	362,906
Series A, 5.00%, 7/1/2050	600,000	434,946
Series A, 5.00%, 6/15/2055 (c)	290,000	244,877
Series A, 5.00%, 8/1/2055	700,000	696,379
Series A, 5.13%, 6/15/2037 (c)	450,000	444,384
Series A, 5.38%, 6/15/2038 (c)	105,000	101,656
Series A, 7.50%, 6/1/2048 (c) (e)	3,019,549	392,541
Series A-1, 5.00%, 1/1/2055 (c)	250,000	189,128
Security Description	Principal Amount	Value
Series A-1, 5.00%, 7/1/2056 (c)	$3,850,000	$3,408,273
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	90,000	67,481
Central Florida Expressway Authority Revenue, FL 3.25%, 7/1/2039 (a)	100,000	91,293
Charlotte County Industrial Development Authority Revenue, FL:
AMT, 5.00%, 10/1/2049 (c)	220,000	213,405
Series A, AMT, 4.00%, 10/1/2051 (c)	500,000	385,933
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	405,928
City of Orlando Tourist Development Tax Revenue, FL:
Series A, 5.00%, 11/1/2026 (a)	735,000	788,602
Series A, 5.00%, 11/1/2028 (a)	500,000	548,536
Series A, 5.00%, 11/1/2036 (a)	200,000	216,545
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	369,505
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	438,416
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	512,208
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (c) (e)	400,000	232,000
Series A, 8.25%, 5/15/2049 (c) (e)	100,000	58,000
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (c)	140,000	136,884
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	210,145
County of Broward Airport System Revenue, FL:
Series A, AMT, 5.00%, 10/1/2036	300,000	322,181
Series Q-1, 4.00%, 10/1/2042	140,000	139,995
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (b)	775,000	745,514

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	$550,000	$581,941
County of Miami-Dade Aviation Revenue, FL:
AMT, 5.00%, 10/1/2028	500,000	509,355
AMT, 5.00%, 10/1/2030	650,000	661,954
5.00%, 10/1/2033	505,000	537,152
Series A, AMT, 4.25%, 10/1/2036	100,000	100,286
Series A, 5.00%, 10/1/2036	765,000	803,229
County of Miami-Dade Revenue, FL:
5.00%, 10/1/2026	870,000	937,048
5.00%, 10/1/2027	240,000	258,829
5.00%, 10/1/2029	675,000	722,364
Series A, 6.88%, 10/1/2034 (a)	145,000	181,073
Series C, Zero Coupon, 10/1/2048 (a)	595,000	189,373
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, 4.00%, 10/1/2045 (a)	590,000	567,344
County of Osceola Transportation Revenue, FL Series A-1, 5.00%, 10/1/2049	500,000	502,749
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (c)	110,000	98,452
Edgewater East Community Development District, FL 4.00%, 5/1/2052	2,000,000	1,540,439
Escambia County Health Facilities Authority Revenue, FL:
Series A, 5.00%, 8/15/2031	155,000	167,858
Series A, 5.00%, 8/15/2033	1,595,000	1,713,047
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	497,221
AMT, 5.25%, 8/1/2029 (c)	2,000,000	1,862,995
Series A, 4.00%, 6/1/2041 (c)	2,070,000	1,564,703
Series A, 4.00%, 7/1/2045	600,000	511,494
Series A, 4.00%, 7/1/2051 (c)	750,000	631,377
Series A, 4.00%, 6/1/2055 (c)	1,000,000	662,528
Series A, 4.00%, 6/30/2056 (c)	100,000	70,455
Series A, 4.75%, 7/15/2036 (c)	500,000	473,978
Series A, 5.00%, 2/1/2052	2,000,000	1,851,252
Series A, 5.00%, 6/15/2052	1,035,000	974,750
Series A, 5.25%, 6/1/2050 (c)	1,000,000	885,411
Series A, 5.25%, 6/1/2055 (c)	1,000,000	871,931
Series A, 6.00%, 6/15/2035 (c)	505,000	510,006
Security Description	Principal Amount	Value
Series A, 6.00%, 6/15/2044 (c)	$575,000	$473,565
Series A, 6.13%, 6/15/2044 (c)	555,000	561,861
Series A, 6.13%, 6/15/2046 (c)	100,000	100,243
Series A, AMT, VRN, 6.25%, 1/1/2049 (b) (c)	4,015,000	3,974,458
Series A, AMT, VRN, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,540,019
Series A, 6.50%, 7/1/2044	925,000	931,333
Series A, AMT, VRN, 6.50%, 1/1/2049 (b) (c)	10,170,000	9,468,084
Series A, AMT, VRN, 7.25%, 7/1/2057 (b) (c)	10,595,000	10,677,493
Series B, AMT, 7.38%, 1/1/2049 (c)	9,670,000	8,906,143
Series C, 5.00%, 9/15/2040 (c)	100,000	86,735
Florida Higher Educational Facilities Financial Authority Revenue, FL Series A1, 5.00%, 6/1/2048 (c)	1,000,000	880,327
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050	100,000	95,113
Greater Orlando Aviation Authority Revenue, FL:
AMT, 5.00%, 11/15/2036	2,850,000	2,851,393
Series A, AMT, 5.00%, 10/1/2026	235,000	248,126
Series A, AMT, 5.00%, 10/1/2027	170,000	182,250
Series A, AMT, 5.00%, 10/1/2042	250,000	257,188
Grove Resort, Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	559,973
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	120,446
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	300,000	296,863
Hernando County School District, Certificate Participation, FL Series A, 3.00%, 7/1/2035 (a)	115,000	109,044
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (e)	500,000	175,000
Series A, 6.25%, 4/1/2049 (e)	500,000	175,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hillsborough County Industrial Development Authority Revenue, FL 3.50%, 8/1/2055	$5,000,000	$3,934,622
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	658,301
JEA Electric System Revenue, FL:
Series B, 5.00%, 10/1/2028	325,000	359,916
Series B, 5.00%, 10/1/2029	370,000	409,305
Lakewood Ranch Stewardship District, FL 4.00%, 5/1/2050 (c)	1,250,000	984,114
Lee County Industrial Development Authority Revenue, FL 5.75%, 6/15/2042 (c)	500,000	480,174
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	730,000	624,930
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	689,748
Miami World Center, Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	998,542
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	401,703
Series A, 5.00%, 7/1/2028	325,000	344,770
Series A, 5.00%, 7/1/2031	200,000	200,832
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	251,045
Midtown Miami, Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,418,467
Series B, 5.00%, 5/1/2037	925,000	917,586
Northern Palm Beach County, Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	365,434
Palm Beach County Health Facilities Authority Revenue, FL Series B, 4.00%, 5/15/2053	500,000	307,940
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	132,966
5.00%, 7/1/2039	410,000	402,812
Security Description	Principal Amount	Value
Reunion East Community Development District, Special Assessment, FL:
2.85%, 5/1/2031	$20,000	$17,226
3.15%, 5/1/2041	60,000	44,997
4.00%, 5/1/2051	135,000	104,745
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,595,498
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	100,012
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,185,841
Series A, 5.50%, 11/15/2049	1,515,000	1,242,250
Series B2, 3.75%, 11/15/2025	160,000	150,592
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	839,803
Series A, 4.00%, 12/15/2041	750,000	584,140
Series A, 4.00%, 12/15/2046	750,000	551,656
Series A, 4.00%, 12/15/2050	1,000,000	709,464
Tolomato, Community Development District, Special Assessment, FL:
Series 2015-2, Zero Coupon, 5/1/2040	180,000	162,043
Series 2015-3, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series A2, 4.25%, 5/1/2037	1,100,000	1,018,353
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	589,081
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	575,424
Village Community Development District No. 12 Special Assessment, FL 4.25%, 5/1/2043	1,840,000	1,657,862
Village Community Development District No. 13 Special Assessment, FL:
2.63%, 5/1/2024	130,000	127,640
3.70%, 5/1/2050	1,925,000	1,464,304
Village Community Development District No. 14 Special Assessment, FL 5.50%, 5/1/2053	4,000,000	3,888,702
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	132,072

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	$100,000	$110,108
Wiregrass, Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	673,424
		118,774,218
GEORGIA — 1.2%
Atlanta Development Authority The Revenue, GA:
Series A1, 6.50%, 1/1/2029 (e)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (e)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (e)	500,000	225,000
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	86,546
5.00%, 7/1/2025	785,000	779,112
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	4,495,000	4,092,680
Series D-02, 4.13%, 11/1/2045	435,000	396,066
Development Authority of Rockdale County Revenue, GA AMT, 4.00%, 1/1/2038 (c)	1,000,000	919,085
Development Authority Of The City Of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,248,706
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	704,560
Series A, 5.25%, 10/1/2049	115,000	97,842
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
5.00%, 7/1/2042	1,000,000	939,880
Series A, 4.00%, 4/1/2051 (c)	6,350,000	4,195,507
George L Smith II Congress Center Authority Revenue, GA:
Series A, 4.00%, 1/1/2054	750,000	592,158
Series B, 5.00%, 1/1/2054 (c)	1,500,000	1,172,305
Georgia Local Government, Certificate Participation, GA Series A, 4.75%, 6/1/2028 (a)	629,000	673,080
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (c)	250,000	253,505
Security Description	Principal Amount	Value
Main Street Natural Gas, Inc. Revenue, GA:
Series A, 5.50%, 9/15/2026	$205,000	$215,714
Series A, 5.50%, 9/15/2028	1,500,000	1,618,305
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	637,326
Series A, 5.50%, 7/1/2060	170,000	171,867
Series B, 4.00%, 1/1/2049	2,000,000	1,692,191
Series B, 5.00%, 1/1/2048	850,000	856,095
		23,492,280
GUAM — 0.8%
Antonio B Won Pat International Airport Authority Revenue, GU Series C, AMT, 6.38%, 10/1/2043	590,000	599,585
Guam Government Waterworks Authority Revenue, GU Series A, 5.00%, 7/1/2029	315,000	319,907
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2034	1,205,000	1,318,833
Series A, 5.00%, 10/1/2036	1,940,000	2,019,199
Territory of Guam Revenue, GU:
Series A, 5.00%, 11/1/2040	2,800,000	2,856,444
Series D, 4.00%, 11/15/2039	500,000	446,816
Series D, 5.00%, 11/15/2027	355,000	364,777
Series D, 5.00%, 11/15/2028	110,000	112,926
Series D, 5.00%, 11/15/2029	525,000	538,165
Series D, 5.00%, 11/15/2034	250,000	253,407
Series D, 5.00%, 11/15/2035	100,000	100,914
Series D, 5.00%, 11/15/2039	6,370,000	6,370,274
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	180,000	188,981
		15,490,228
HAWAII — 0.2%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	2,000,000	1,697,216
6.00%, 7/1/2028 (c)	355,000	362,389
Series A, 5.00%, 1/1/2045 (c)	750,000	644,054
Series A, 6.88%, 7/1/2043 (c)	300,000	300,658
		3,004,317
IDAHO — 0.1%
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	613,210
Spring Valley Community Infrastructure District No 1, ID 3.75%, 9/1/2051 (c)	3,000,000	2,184,514
		2,797,724

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 9.7%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	$250,000	$265,708
6.00%, 4/1/2046	350,000	368,072
6.10%, 4/1/2036	45,000	48,375
Chicago Board of Education, General Obligation, IL:
Series A, Zero Coupon, 12/1/2027 (a)	225,000	190,290
Series A, Zero Coupon, 12/1/2028 (a)	100,000	81,188
Series A, 0.01%, 12/1/2031 (a)	1,060,000	749,723
Series A, 4.00%, 12/1/2027	3,215,000	3,200,599
Series A, 4.00%, 12/1/2047	6,750,000	5,697,790
Series A, 5.00%, 12/1/2027 (a)	1,100,000	1,178,154
Series A, 5.00%, 12/1/2028 (a)	150,000	162,274
Series A, 5.00%, 12/1/2030	4,020,000	4,200,667
Series A, 5.00%, 12/1/2031	600,000	623,296
Series A, 5.00%, 12/1/2032	750,000	789,909
Series A, 5.00%, 12/1/2033	1,000,000	1,033,934
Series A, 5.00%, 12/1/2036	3,550,000	3,631,229
Series A, 5.00%, 12/1/2037	150,000	152,341
Series A, 5.00%, 12/1/2039	910,000	916,336
Series A, 5.00%, 12/1/2042	1,330,000	1,295,803
Series A, 5.50%, 12/1/2026 (a)	885,000	934,464
Series A, 5.50%, 12/1/2031 (a)	620,000	685,541
Series A, 7.00%, 12/1/2026	1,100,000	1,188,604
Series A, 7.00%, 12/1/2044	3,405,000	3,600,756
Series A, 7.00%, 12/1/2046 (c)	2,125,000	2,304,989
Series B, 4.00%, 12/1/2035	200,000	187,401
Series B, 5.00%, 12/1/2029	100,000	105,556
Series B, 5.00%, 12/1/2031	8,250,000	8,716,688
Series B, 5.00%, 12/1/2033	340,000	353,247
Series B, 5.00%, 12/1/2034	410,000	407,113
Series B-1, 0.01%, 12/1/2028 (a)	830,000	673,857
Series B-1, 0.01%, 12/1/2029 (a)	620,000	481,614
Series B-1, 0.01%, 12/1/2030 (a)	220,000	163,149
Series C, 5.00%, 12/1/2027	600,000	626,055
Series C, 5.00%, 12/1/2030	3,780,000	3,922,123
Series C, 5.25%, 12/1/2035	2,140,000	2,163,192
Series C, 5.25%, 12/1/2039	7,865,000	7,947,718
Series D, 5.00%, 12/1/2027	2,400,000	2,504,116
Series D, 5.00%, 12/1/2046	2,625,000	2,569,144
Series E, 5.13%, 12/1/2032	765,000	772,390
Security Description	Principal Amount	Value
Series G, 5.00%, 12/1/2034	$2,400,000	$2,469,584
Series H, 5.00%, 12/1/2036	3,100,000	3,156,439
Chicago Midway International Airport Revenue, IL:
Series A, AMT, 5.00%, 1/1/2024	750,000	759,612
Series A, AMT, 5.00%, 1/1/2026	100,000	104,267
Series A, AMT, 5.50%, 1/1/2030	200,000	200,255
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	2,505,000	2,540,904
Series B, 4.00%, 1/1/2053 (a)	300,000	289,250
Series B, 5.00%, 1/1/2029	315,000	326,433
Series C, 5.00%, 1/1/2032	500,000	528,379
Series D, 5.00%, 1/1/2047	500,000	514,624
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	533,084
City of Chicago Motor Fuel Tax Revenue, IL:
5.00%, 1/1/2026	250,000	254,072
5.00%, 1/1/2029	100,000	101,629
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	145,000	144,996
Series A-1, 5.00%, 11/1/2030	780,000	818,668
City of Chicago, General Obligation, IL:
Series 2007-G, 5.50%, 1/1/2042	780,000	791,041
Series A, 4.00%, 1/1/2036	600,000	575,149
Series A, 5.50%, 1/1/2035	840,000	902,503
Series A, 5.50%, 1/1/2039	2,800,000	3,046,739
Series A, 5.50%, 1/1/2040	2,720,000	2,928,849
Series A, 5.75%, 1/1/2033	510,000	545,819
Series C, Zero Coupon, 1/1/2026	200,000	180,748
Series C, 5.00%, 1/1/2024	65,000	65,671
Series C, 5.00%, 1/1/2026	470,000	486,510
Series C, 5.00%, 1/1/2027	195,000	201,130
Series C, 5.00%, 1/1/2035	700,000	716,358
Series C, 5.00%, 1/1/2038	1,470,000	1,490,260
Cook County Community College District No. 508, General Obligation, IL:
5.13%, 12/1/2038	430,000	430,695
5.25%, 12/1/2043	205,000	205,441
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (c)	440,000	377,896
4.00%, 12/1/2040	250,000	236,307
5.00%, 2/15/2032	100,000	99,852
5.00%, 5/15/2033	2,220,000	1,951,751

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/2040	$3,550,000	$2,844,877
5.25%, 2/15/2047	100,000	94,287
5.50%, 4/1/2032	500,000	480,469
Series A, 4.50%, 8/1/2033 (c)	1,275,000	1,257,328
Series A, 4.75%, 5/15/2033	175,000	167,397
Series A, 5.00%, 8/1/2042	580,000	583,333
Series A, 5.00%, 2/15/2047	1,385,000	1,318,214
Series A, 5.00%, 11/1/2049	600,000	479,782
Series A, 5.00%, 2/15/2050	1,950,000	1,834,686
Series A, 5.25%, 5/1/2038	2,030,000	1,786,565
Series A, 5.25%, 8/1/2038 (c)	300,000	295,019
Series A, 5.25%, 5/15/2047	145,000	134,350
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,137,071
Series A, 6.00%, 7/1/2043	200,000	201,290
Series A, 6.13%, 4/1/2049 (c)	500,000	486,339
Series A, 6.13%, 4/1/2058 (c)	1,390,000	1,329,362
Series C, 4.25%, 8/1/2042	1,050,000	947,126
Illinois Sports Facilities Authority Revenue, IL:
0.01%, 6/15/2025 (a)	680,000	624,763
Series A, 5.00%, 6/15/2032	220,000	224,690
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, Zero Coupon, 6/15/2029 (a)	105,000	83,817
Series A, Zero Coupon, 12/15/2034 (a)	220,000	137,954
Series A, Zero Coupon, 12/15/2039 (a)	200,000	93,960
Series A, Zero Coupon, 6/15/2041	500,000	202,035
Series A, 0.01%, 6/15/2031 (a)	215,000	157,543
Series A, 0.01%, 12/15/2031 (a)	5,735,000	4,119,328
Series A, 0.01%, 6/15/2034 (a)	190,000	122,353
Series A, 0.01%, 12/15/2035 (a)	140,000	82,960
Series A, 0.01%, 6/15/2037 (a)	650,000	348,130
Series A, 4.00%, 12/15/2047	3,060,000	2,701,082
Series B, Zero Coupon, 6/15/2027 (a)	125,000	108,608
Series B, Zero Coupon, 12/15/2056 (a)	845,000	162,542
Series B, 0.01%, 12/15/2041	395,000	155,683
Series B, 0.01%, 12/15/2051	2,200,000	481,628
Series B, 5.00%, 12/15/2040	100,000	101,082
Series B, 5.00%, 6/15/2042	205,000	210,117
Series B, 5.50%, 6/15/2029 (a)	5,130,000	5,450,795
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	191,342
Security Description	Principal Amount	Value
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	$105,000	$113,485
Northern Illinois University Revenue, IL Series B, 5.00%, 4/1/2027 (a)	630,000	674,105
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	458,268
Series A, 5.00%, 6/15/2026	725,000	761,398
Series A, 5.00%, 6/15/2027	250,000	260,802
Series D, 3.00%, 6/15/2031	710,000	665,467
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,892
3.50%, 6/1/2031	1,200,000	1,197,530
4.00%, 2/1/2030 (a)	255,000	264,908
4.00%, 1/1/2031	640,000	652,300
4.00%, 6/1/2032	1,820,000	1,856,440
4.00%, 6/1/2033	700,000	712,855
4.00%, 6/1/2034	270,000	273,185
4.00%, 6/1/2035	100,000	100,752
4.13%, 11/1/2031	260,000	267,191
4.50%, 11/1/2039	125,000	126,164
5.00%, 5/1/2023	230,000	230,332
5.00%, 2/1/2026	1,250,000	1,318,427
5.00%, 1/1/2027	100,000	105,366
5.00%, 6/1/2027	1,070,000	1,135,666
5.00%, 11/1/2027	400,000	427,432
5.00%, 5/1/2028	700,000	711,101
5.00%, 1/1/2029	1,000,000	1,049,137
5.00%, 2/1/2029	1,175,000	1,258,465
5.00%, 4/1/2029	150,000	152,135
5.00%, 4/1/2030	695,000	704,553
5.00%, 4/1/2032	100,000	101,286
5.00%, 5/1/2032	5,000,000	5,069,258
5.00%, 11/1/2034	120,000	126,048
5.00%, 5/1/2035	140,000	141,625
5.00%, 5/1/2036	125,000	126,298
5.00%, 11/1/2036	760,000	792,507
5.00%, 11/1/2038	875,000	906,086
5.00%, 2/1/2039	4,775,000	4,801,595
5.00%, 4/1/2039	2,235,000	2,249,720
5.00%, 5/1/2039	380,000	382,668
5.00%, 11/1/2040	180,000	185,347
5.00%, 1/1/2041	300,000	306,837
5.25%, 7/1/2028	750,000	753,170
5.25%, 2/1/2029	405,000	410,632
5.25%, 7/1/2029	100,000	100,411
5.25%, 2/1/2033	230,000	232,837
5.50%, 7/1/2024	660,000	663,278
5.50%, 7/1/2025	245,000	246,207
5.50%, 7/1/2026	120,000	120,604
5.50%, 7/1/2027	200,000	200,982
5.50%, 7/1/2033	665,000	667,806
5.50%, 7/1/2038	200,000	200,597

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 5/1/2024	$135,000	$136,366
Series A, 4.00%, 1/1/2029	630,000	630,225
Series A, 4.00%, 1/1/2030	515,000	515,164
Series A, 4.50%, 12/1/2041	875,000	879,763
Series A, 4.63%, 5/1/2037	610,000	628,205
Series A, 5.00%, 10/1/2024	150,000	154,292
Series A, 5.00%, 3/1/2028	1,195,000	1,304,742
Series A, 5.00%, 12/1/2028	465,000	504,916
Series A, 5.00%, 3/1/2029	1,975,000	2,184,813
Series A, 5.00%, 3/1/2030	1,090,000	1,220,581
Series A, 5.00%, 5/1/2030	500,000	544,768
Series A, 5.00%, 10/1/2030	1,120,000	1,226,766
Series A, 5.00%, 12/1/2032	500,000	536,353
Series A, 5.00%, 3/1/2035	1,500,000	1,673,177
Series A, 5.00%, 4/1/2035	250,000	250,205
Series A, 5.00%, 5/1/2035	2,455,000	2,639,656
Series A, 5.00%, 4/1/2036	140,000	140,102
Series A, 5.00%, 3/1/2037	650,000	711,203
Series A, 6.00%, 5/1/2025	435,000	460,999
Series B, Class B, 4.00%, 10/1/2033	5,000,000	5,196,056
Series B, 5.00%, 12/1/2024	100,000	103,177
Series D, 5.00%, 11/1/2026	250,000	267,277
Series D, 5.00%, 11/1/2028	2,275,000	2,467,480
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	234,100
Series A, 5.50%, 12/1/2043	115,000	109,653
Village of Rosemont, General Obligation, IL Series A, 5.00%, 12/1/2040 (a)	190,000	201,536
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	234,861
		184,566,818
INDIANA — 0.2%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (e)	702,730	7
City of Valparaiso Revenue, IN AMT, 6.75%, 1/1/2034	750,000	764,531
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	90,689
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	168,735
5.00%, 10/1/2042	1,170,000	1,114,003
AMT, 7.00%, 3/1/2039 (c)	500,000	376,565
Series 2, 4.00%, 10/1/2036	640,000	660,605
Series A, 4.50%, 7/1/2053	250,000	158,481
Series A, AMT, 6.75%, 5/1/2039	275,000	307,966
Security Description	Principal Amount	Value
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series I, AMT, 5.00%, 1/1/2027	$750,000	$770,317
		4,411,899
IOWA — 0.6%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	2,295,000	2,180,618
5.00%, 5/15/2036	1,250,000	1,068,343
5.00%, 5/15/2041	545,000	434,498
5.00%, 5/15/2047	415,000	314,656
VRN, 5.00%, 12/1/2050 (b)	4,000,000	3,950,439
Series A, 5.00%, 5/15/2043	935,000	732,203
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	300,000	289,855
Iowa Tobacco Settlement Authority Revenue, IA:
Series B, Zero Coupon, 6/1/2065	5,265,000	561,589
Series B1, 4.00%, 6/1/2049	1,535,000	1,515,055
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (b)	500,000	510,016
		11,557,272
KANSAS — 0.2%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	586,887
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032	200,000	88,751
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	601,782
Series I, 5.00%, 5/15/2033	350,000	326,746
Series Iv A, 5.63%, 5/15/2044	1,185,000	1,078,084
Overland Park Development Corp. Revenue, KS 5.00%, 3/1/2049	1,000,000	945,851
Wyandotte County-Kansas City Unified Government Revenue, KS Zero Coupon, 12/1/2027 (a)	265,000	221,550
		3,849,651
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (c)	2,875,000	2,677,258
Series A, AMT, 4.70%, 1/1/2052 (c)	465,000	425,948
Series B, AMT, 4.45%, 1/1/2042 (c)	1,275,000	1,187,306
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	219,303

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Floyd County School District Finance Corp. Revenue, KY 3.50%, 8/1/2033	$235,000	$236,531
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2024	790,000	815,073
Series A, 5.00%, 9/1/2026	120,000	123,506
Kentucky Economic Development Finance Authority Revenue, KY:
5.50%, 11/15/2035	105,000	95,039
Series A, 4.00%, 12/1/2041 (a)	500,000	497,927
Series A, 4.25%, 7/1/2035	2,645,000	2,585,361
Series A, 5.00%, 6/1/2037	1,520,000	1,543,625
Series A, 5.00%, 12/1/2045 (a)	550,000	567,072
Series A, 5.25%, 6/1/2050	100,000	100,972
Kentucky Housing Corp. Revenue, KY Series A-2, 4.65%, 5/1/2025 (c)	3,000,000	2,997,550
Kentucky Municipal Power Agency Revenue, KY:
Series A, 4.00%, 9/1/2039 (a)	140,000	137,400
Series A, 5.00%, 9/1/2023 (a)	135,000	136,115
Series A, 5.00%, 9/1/2025 (a)	425,000	445,407
Series A, 5.00%, 9/1/2026 (a)	160,000	166,659
Series A, 5.00%, 9/1/2030 (a)	1,180,000	1,229,110
Series A, 5.00%, 9/1/2042 (a)	125,000	126,921
Kentucky Public Energy Authority Revenue, KY Series A, VRN, 4.00%, 12/1/2050 (b)	500,000	498,697
Kentucky Turnpike Authority Revenue, KY Series B, 5.00%, 7/1/2023	105,000	105,550
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series B, VRN, 5.00%, 10/1/2047 (b)	500,000	503,086
Series D, VRN, 5.00%, 10/1/2047 (b)	500,000	547,293
		17,968,709
LOUISIANA — 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	1,943,925
City of Shreveport Water & Sewer Revenue, LA:
5.00%, 12/1/2040	250,000	260,984
Series A, 5.00%, 12/1/2036 (a)	260,000	283,515
Series B, 3.00%, 12/1/2035 (a)	200,000	188,763
Security Description	Principal Amount	Value
Series B, 4.00%, 12/1/2041 (a)	$480,000	$468,162
Series C, 4.00%, 12/1/2033 (a)	365,000	372,113
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,173,696
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	3,929,605
Series A, 5.00%, 1/1/2049	1,500,000	1,046,527
Louisiana Public Facilities Authority Revenue, LA:
Zero Coupon, 10/1/2046	3,590,000	3,505,844
4.00%, 5/15/2041	5,000	5,215
5.00%, 7/1/2047	300,000	303,792
5.63%, 6/1/2037 (c)	420,000	419,153
Series A, 5.00%, 7/1/2046	500,000	506,098
Series A, 5.00%, 7/1/2051	385,000	387,327
Louisiana State Citizens Property Insurance Corp. Revenue, LA Series A, 5.00%, 6/1/2026	300,000	322,740
New Orleans Aviation Board Revenue, LA Series B, AMT, 5.00%, 1/1/2024	240,000	242,970
Parish of St. James Revenue, LA:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,076,580
Series 2, 6.35%, 10/1/2040 (c)	2,000,000	2,153,160
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (b)	3,980,000	3,736,374
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	236,557
		22,563,100
MAINE — 0.2%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
5.00%, 7/1/2043	200,000	201,087
Series A, 4.00%, 7/1/2041	100,000	90,501
Series A, 4.00%, 7/1/2046	310,000	265,426
Series A, 5.00%, 7/1/2046	2,045,000	1,901,860
Town of Rumford Revenue, ME AMT, 6.88%, 10/1/2026	525,000	526,087
		2,984,961

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MARYLAND — 1.3%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	$310,000	$309,726
City of Baltimore Revenue, MD:
5.00%, 9/1/2023	210,000	210,031
5.00%, 9/1/2027	305,000	309,760
5.00%, 9/1/2028	750,000	764,823
5.00%, 9/1/2031	500,000	510,391
5.00%, 9/1/2039	1,250,000	1,239,451
5.00%, 9/1/2046	250,000	235,572
5.00%, 6/1/2051	550,000	522,959
Series A, 4.50%, 9/1/2033	1,325,000	1,299,603
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,433,430
5.00%, 7/1/2036	474,000	478,926
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	464,615
Series B, 5.00%, 11/1/2042	3,105,000	2,740,258
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	763,121
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (c)	1,000,000	867,504
County of Howard, Special Obligation, MD 6.10%, 2/15/2044	425,000	408,501
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (c)	1,600,000	1,574,757
Maryland Economic Development Corp. Revenue, MD:
5.75%, 9/1/2025	525,000	529,573
Series A, AMT, 5.00%, 11/12/2028	1,000,000	1,033,807
Series A, 5.63%, 7/1/2043	1,500,000	1,594,829
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	595,000	545,247
4.00%, 9/1/2040	325,000	285,088
4.00%, 9/1/2050	2,520,000	2,052,288
4.38%, 7/1/2036	1,155,000	1,091,008
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
5.00%, 7/1/2045	90,000	91,121
Series A, 3.00%, 7/1/2046	545,000	416,964
Series A, 5.00%, 7/1/2038	100,000	102,222
Series A, 5.50%, 1/1/2031	100,000	107,559
Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2036	$3,500,000	$3,630,008
		25,613,142
MASSACHUSETTS — 0.4%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	96,969
5.00%, 6/15/2054	500,000	451,875
Massachusetts Development Finance Agency Revenue, MA:
4.13%, 10/1/2042 (c)	500,000	448,794
5.00%, 7/1/2026	500,000	526,617
5.00%, 1/1/2041	240,000	241,563
5.00%, 10/1/2043	950,000	898,738
5.00%, 1/1/2045	300,000	301,034
5.00%, 7/1/2047	870,000	695,062
5.00%, 7/1/2051 (c)	750,000	598,737
5.00%, 10/1/2057 (c)	2,420,000	2,244,378
Series A, 5.25%, 7/1/2034	10,000	9,192
Series A, 5.50%, 7/1/2044	325,000	284,099
Series D, 4.00%, 7/1/2045	350,000	321,983
Series F, 5.63%, 7/15/2036	120,000	120,163
Series I, 5.00%, 7/1/2029	560,000	597,901
Series L, 5.00%, 7/1/2044	500,000	505,016
Massachusetts Educational Financing Authority Revenue, MA Series J, AMT, 3.50%, 7/1/2033	50,000	48,195
		8,390,316
MICHIGAN — 1.2%
City of Detroit Sewage Disposal System Revenue, MI Series B, 5.50%, 7/1/2029 (a)	155,000	169,890
City of Detroit, General Obligation, MI:
5.00%, 4/1/2031	500,000	521,396
5.50%, 4/1/2050	135,000	138,163
Series A, 4.00%, 4/1/2040	1,440,000	1,278,635
Series A, 5.00%, 4/1/2046	250,000	243,388
Series A, 5.00%, 4/1/2050	1,000,000	958,937
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	807,709
Series A, 5.50%, 4/1/2039	3,000,000	2,281,021
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,402,990
Michigan Finance Authority Revenue, MI:
4.40%, 4/1/2031 (c)	155,000	131,924
4.90%, 4/1/2041 (c)	260,000	195,924
5.25%, 2/1/2027	410,000	417,816

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 2/15/2044	$245,000	$237,421
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	1,779,344
Series B, 5.00%, 7/1/2026	225,000	227,836
Series B, 5.00%, 7/1/2028	100,000	101,350
Series B, 5.00%, 7/1/2033	100,000	101,208
Series B, 5.00%, 7/1/2044	3,575,000	3,582,219
Series D-2, 5.00%, 7/1/2034	400,000	414,939
Series F1, 3.88%, 10/1/2023	100,000	99,963
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	986,226
AMT, 5.00%, 6/30/2030	35,000	36,853
AMT, 5.00%, 6/30/2031	665,000	699,805
AMT, 5.00%, 12/31/2032	550,000	577,245
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, 0.01%, 6/1/2052	715,000	82,294
Series C, 0.01%, 6/1/2058	20,900,000	849,633
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	849,864
State of Michigan Revenue, MI 5.00%, 3/15/2026	680,000	729,551
Wayne County Airport Authority Revenue, MI:
Series B, 5.00%, 12/1/2039 (a)	700,000	717,584
Series C, AMT, 5.00%, 12/1/2039	550,000	554,875
Series C, AMT, 5.00%, 12/1/2044	285,000	285,816
		22,461,819
MINNESOTA — 0.7%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	131,429
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	50,000	48,948
Series A, 5.00%, 3/1/2039	500,000	456,354
Series A, 5.50%, 7/1/2035	150,000	138,525
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	333,901
Series A, 5.00%, 7/1/2056	2,125,000	1,809,525
Series A, 5.38%, 8/1/2050	1,000,000	963,208
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	97,005
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (c)	300,000	277,956
Security Description	Principal Amount	Value
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	$1,100,000	$889,920
Series A, 5.00%, 8/1/2048	1,050,000	873,662
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	110,766
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	139,419
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	978,623
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
5.25%, 3/1/2043 (c)	2,205,000	2,179,408
5.50%, 3/1/2053 (c)	1,765,000	1,753,367
Series A, 4.63%, 3/1/2043	235,000	201,640
Series A, 5.00%, 12/1/2041	500,000	486,925
Series A, 5.00%, 9/1/2043	1,315,000	1,219,682
Series A, 5.30%, 7/1/2045	500,000	470,718
St. Paul Port Authority Revenue, MN Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	236,005
Woodbury Housing & Redevelopment Authority Revenue, MN:
5.00%, 12/1/2029	225,000	217,929
5.25%, 12/1/2049	340,000	289,502
		14,304,417
MISSISSIPPI — 0.4%
County of Warren Revenue, MS:
VRN, 1.38%, 8/1/2027 (b)	1,100,000	1,024,809
Series A, VRN, 1.38%, 5/1/2034 (b)	1,350,000	1,257,721
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	316,058
Mississippi Development Bank Revenue, MS:
3.50%, 9/1/2034 (a)	300,000	297,353
4.00%, 10/1/2035 (c)	500,000	466,231
4.00%, 10/1/2041 (c)	1,000,000	854,397
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series S, 5.00%, 9/1/2041	100,000	101,112
Series S, 5.00%, 9/1/2046	400,000	402,614
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	662,469
Series A, 5.00%, 10/15/2035	1,000,000	1,077,903
Series A, 5.00%, 10/15/2036	500,000	535,513
		6,996,180

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 0.8%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	$370,000	$246,722
4.00%, 3/1/2041	120,000	103,957
4.00%, 3/1/2046	100,000	83,827
City of Jennings Revenue, MO 5.00%, 11/1/2023	195,000	101,400
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (c)	200,000	193,475
City of St. Louis Airport Revenue, MO 5.50%, 7/1/2031 (a)	245,000	294,764
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	118,848
5.00%, 8/1/2029	70,000	68,213
5.00%, 8/1/2030	530,000	513,030
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,822,209
4.00%, 6/1/2053	500,000	461,098
4.25%, 8/1/2035	280,000	253,151
4.25%, 12/1/2042 (c)	450,000	438,280
5.00%, 5/1/2030	100,000	100,168
Series A, 5.00%, 2/1/2036	650,000	630,206
Series A, 5.00%, 2/1/2042	115,000	107,406
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (c)	1,000,000	999,919
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	593,995
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,000,000	742,959
Series A, 5.50%, 6/15/2042 (c)	500,000	457,837
Series A, 5.63%, 6/15/2053 (c)	400,000	359,237
Kansas City Industrial Development Authority Revenue, MO:
Series B, AMT, 5.00%, 3/1/2033	760,000	824,583
Series B, 5.00%, 11/15/2046	449,515	334,753
Series D, 2.00%, 11/15/2046	200,616	9,467
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,462,467
Security Description	Principal Amount	Value
Lees Summit Industrial Development Authority Revenue, MO:
5.00%, 8/15/2032	$730,000	$686,699
Series A, 5.00%, 8/15/2051	1,000,000	823,425
Lees Summit, Industrial Development Authority, Special Assessment & Sales Tax Revenue, MO 6.00%, 5/1/2042	435,000	394,216
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	260,070
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	135,154
Series A, 5.00%, 12/1/2025	125,000	125,152
Series A, 5.00%, 9/1/2038	350,000	328,838
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	213,305
		15,288,830
MONTANA — 0.1%
City of Forsyth Revenue, MT Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	680,077
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	80,538
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	205,828
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	327,480
		1,293,923
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	740,705
Series A, 5.00%, 9/1/2032	1,000,000	1,088,995
Series A, 5.00%, 9/1/2036	1,140,000	1,236,706
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	670,536
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	600,000	619,439
		4,356,381
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	255,778

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
City of Las Vegas, Special Improvement District No 816, Special Assessment, NV 3.13%, 6/1/2051	$210,000	$134,125
City of Sparks Revenue, NV:
Series A, 2.50%, 6/15/2024 (c)	25,000	24,406
Series A, 2.75%, 6/15/2028 (c)	150,000	135,611
Clark County School District, General Obligation, NV:
Series A, 4.00%, 6/15/2035	500,000	511,224
Series C, 3.00%, 6/15/2030	120,000	121,325
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2025	165,000	173,871
County of Clark Passenger Facility Charge Revenue, NV Series E, 5.00%, 7/1/2025	120,000	126,452
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	333,316
State of Nevada Department of Business & Industry Revenue, NV:
AMT, 5.75%, 2/15/2038 (c)	1,095,000	864,414
AMT, 5.88%, 12/15/2027 (c)	565,708	578,426
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,037,776
AMT, 6.95%, 2/15/2038 (c)	1,000,000	892,803
Series A, 4.50%, 12/15/2029 (c)	670,000	648,865
Series A, 5.00%, 12/15/2038 (c)	750,000	713,500
		7,551,892
NEW HAMPSHIRE — 0.8%
New Hampshire Business Finance Authority Revenue, NH:
4.00%, 1/1/2051	1,330,000	1,022,763
5.00%, 7/1/2031 (c)	1,135,000	1,054,955
5.00%, 7/1/2041 (c)	1,855,000	1,572,317
Series 1A, Class A, 4.13%, 1/20/2034	5,730,983	5,712,922
Series A, VRN, 3.63%, 7/1/2043 (b) (c)	2,960,000	2,216,099
Series B, AMT, VRN, 3.75%, 7/1/2045 (b) (c)	2,450,000	1,845,172
Series C, AMT, 4.88%, 11/1/2042 (c)	1,855,000	1,601,097
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 6.13%, 7/1/2052 (c) (e)	292,175	64,279
		15,089,604
Security Description	Principal Amount	Value
NEW JERSEY — 2.3%
Bayonne Redevelopment Agency Revenue, NJ Series A, AMT, 5.38%, 11/1/2035	$420,000	$349,050
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	503,850
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,700
Garden State Preservation Trust Revenue, NJ Series B, Zero Coupon, 11/1/2023 (a)	100,000	98,369
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	330,000	334,667
New Jersey Economic Development Authority Revenue, NJ:
4.38%, 1/1/2024	195,000	193,504
5.00%, 3/1/2027	5,000	5,005
AMT, 5.00%, 10/1/2037	100,000	100,199
AMT, 5.13%, 9/15/2023	1,390,000	1,390,068
AMT, 5.25%, 9/15/2029	50,000	50,075
5.25%, 1/1/2044	750,000	655,529
Series A, 3.38%, 7/1/2030	555,000	541,919
Series A, 4.00%, 11/1/2027	525,000	547,487
Series A, 4.13%, 7/1/2030	110,000	99,525
Series A, 5.00%, 7/1/2027 (a)	500,000	543,965
Series A, 5.00%, 7/1/2033	1,225,000	1,315,375
Series A, 5.00%, 6/1/2036	490,000	465,472
Series A, 5.00%, 11/1/2044	500,000	524,097
Series A, 5.00%, 6/15/2047	510,000	526,184
Series A, AMT, 5.13%, 1/1/2039 (a)	720,000	724,820
Series AAA, 4.13%, 6/15/2025	365,000	373,317
Series AAA, 5.00%, 6/15/2036	300,000	314,603
Series AAA, 5.00%, 6/15/2041	500,000	545,234
Series B, Zero Coupon, 7/1/2027 (a)	160,000	139,629
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,518,670
Series C, 4.00%, 6/15/2047	155,000	146,121
Series C, 5.00%, 6/15/2047	365,000	376,583
Series DDD, 5.00%, 6/15/2027	500,000	539,400
Series MMM, 4.00%, 6/15/2036	335,000	340,479

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series N-1, 5.50%, 9/1/2023 (a)	$100,000	$100,990
Series NN, 5.00%, 3/1/2025	310,000	310,292
Series PP, 5.00%, 6/15/2025	100,000	102,422
Series PP, 5.00%, 6/15/2031	245,000	252,047
Series QQQ, 4.00%, 6/15/2050	210,000	194,939
Series QQQ, 5.00%, 6/15/2028	750,000	822,350
Series UU, 5.00%, 6/15/2034	355,000	361,091
Series WW, 5.00%, 6/15/2035	500,000	527,315
Series WW, 5.00%, 6/15/2036	240,000	253,111
Series WW, 5.00%, 6/15/2037	390,000	411,306
Series XX, 4.38%, 6/15/2027	175,000	180,083
Series XX, 5.00%, 6/15/2026	880,000	928,075
New Jersey Educational Facilities Authority Revenue, NJ:
3.50%, 6/15/2027	125,000	125,262
Series A, 3.00%, 7/1/2050	655,000	466,022
Series B, 5.00%, 9/1/2036	300,000	313,276
Series B, 5.50%, 9/1/2032	150,000	161,845
Series G, 3.50%, 7/1/2031	215,000	216,237
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	520,374
4.00%, 7/1/2048	175,000	143,216
5.00%, 10/1/2026	500,000	535,084
5.00%, 10/1/2027	905,000	981,231
5.00%, 10/1/2028	100,000	109,310
5.00%, 7/1/2041	1,000,000	997,290
Series B, 5.00%, 9/15/2027	170,000	171,682
New Jersey Transportation Trust Fund Authority Revenue, NJ:
5.00%, 6/15/2027	700,000	744,607
5.00%, 6/15/2028	900,000	956,663
Series A, Zero Coupon, 12/15/2025	230,000	211,446
Series A, Zero Coupon, 12/15/2028	100,000	82,863
Series A, Zero Coupon, 12/15/2038	570,000	284,487
Series A, 0.01%, 12/15/2027	820,000	705,465
Series A, 0.01%, 12/15/2030	265,000	203,313
Series A, 0.01%, 12/15/2033	285,000	195,066
Series A, 0.01%, 12/15/2035	615,000	375,947
Series A, 5.00%, 6/15/2024	120,000	122,785
Series A, 5.00%, 12/15/2024	270,000	279,054
Series A, 5.00%, 12/15/2025	250,000	263,897
Series A, 5.00%, 12/15/2028	100,000	110,525
Series A, 5.00%, 6/15/2029	175,000	185,812
Series A, 5.00%, 12/15/2029	350,000	386,383
Security Description	Principal Amount	Value
Series A, 5.75%, 6/15/2023 (a)	$165,000	$165,863
Series -A, Zero Coupon, 12/15/2038	140,000	70,955
Series AA, 3.75%, 6/15/2033	500,000	505,473
Series AA, 4.00%, 6/15/2036	400,000	407,390
Series AA, 4.00%, 6/15/2037	250,000	252,354
Series AA, 4.75%, 6/15/2035	260,000	266,445
Series AA, 4.75%, 6/15/2038	185,000	188,910
Series AA, 5.00%, 6/15/2024	100,000	100,382
Series AA, 5.00%, 6/15/2026	350,000	359,171
Series AA, 5.00%, 6/15/2037	560,000	607,693
Series AA, 5.00%, 6/15/2038	440,000	445,034
Series AA, 5.25%, 6/15/2029	90,000	94,371
Series AA, 5.25%, 6/15/2030	280,000	281,198
Series AA, 5.25%, 6/15/2031	675,000	707,186
Series AA, 5.25%, 6/15/2033	120,000	120,495
Series AA, 5.25%, 6/15/2041	200,000	205,230
Series AA, 5.25%, 6/15/2043	500,000	529,406
Series B, 5.25%, 12/15/2023 (a)	230,000	233,485
Series BB, 4.00%, 6/15/2036	200,000	202,831
Series BB, 4.00%, 6/15/2044	390,000	378,345
Series BB, 5.00%, 6/15/2050	500,000	517,812
Series C, Zero Coupon, 12/15/2028 (a)	125,000	104,219
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	515,897
Series D, 5.00%, 12/15/2024	645,000	666,630
New Jersey Turnpike Authority Revenue, NJ:
Series E, 5.00%, 1/1/2034	300,000	310,982
Series E, 5.00%, 1/1/2045	500,000	509,931
New Jersey, Economic Development Authority Revenue, NJ 7.10%, 11/1/2031 (f)	1,000,000	0
Newark Housing Authority Revenue, NJ 5.00%, 1/1/2032 (a)	435,000	479,592
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	156,148
Series B, AMT, 5.00%, 1/1/2048	500,000	507,508
South Jersey Transportation Authority Revenue, NJ Series A, 5.00%, 11/1/2031 (a)	750,000	836,605
State of New Jersey, General Obligation, NJ 4.00%, 6/1/2032	180,000	180,402
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	189,732
Series A, 5.25%, 6/1/2046	1,905,000	1,970,002

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.20%, 6/1/2027	$10,000	$9,999
Series B, 5.00%, 6/1/2046	2,000,000	2,007,496
		43,761,231
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	5,135,000	4,263,496
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	284,398
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	170,000	156,706
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	386,972
		5,091,572
NEW YORK — 7.8%
Brooklyn Arena Local Development Corp. Revenue, NY:
0.01%, 7/15/2047	440,000	122,099
Series A, 5.00%, 7/15/2042	3,000,000	2,952,372
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY:
5.00%, 7/1/2023	550,000	547,968
5.25%, 7/1/2035	500,000	433,613
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (c)	265,000	267,975
5.00%, 11/1/2039	250,000	213,409
5.25%, 11/1/2034	250,000	234,502
5.50%, 11/1/2044	895,000	771,502
Series A, 5.00%, 6/1/2047 (c)	150,000	137,778
Series A, 5.00%, 6/15/2051 (c)	500,000	447,289
Series A1, 5.25%, 6/1/2040 (c)	720,000	607,916
Series A1, 5.50%, 6/1/2055 (c)	610,000	480,718
Series B, 5.00%, 6/1/2055 (c)	1,215,000	881,809
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	630,542
Dutchess County Local Development Corp. Revenue, NY:
Series A, 5.00%, 7/1/2045	725,000	742,120
Series A, 5.00%, 7/1/2051 (c)	800,000	794,668
Series B, 4.00%, 7/1/2044	400,000	359,908
Series B, 4.00%, 7/1/2049	400,000	348,205
Series B, 5.00%, 7/1/2027	770,000	801,069
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series A, 5.00%, 6/1/2038	175,000	168,330
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2045	$635,000	$600,542
Series C, Zero Coupon, 6/1/2050 (c)	20,250,000	2,126,677
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series A, 5.00%, 1/1/2056	3,500,000	3,027,292
Series B, Zero Coupon, 1/1/2045	1,965,000	496,340
Series C, Zero Coupon, 1/1/2055	620,000	533,289
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	821,933
Jefferson County Civic Facility Development Corp. Revenue, NY 5.00%, 11/1/2037	1,185,000	1,157,963
Jefferson County Industrial Development Agency Revenue, NY AMT, 5.25%, 1/1/2024 (c)	215,000	86,000
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	466,498
Series A, 5.00%, 9/1/2037	540,000	604,303
Series A, 5.00%, 9/1/2038	485,000	539,235
Metropolitan Transportation Authority Revenue, NY:
Series A-1, 5.00%, 11/15/2040	560,000	568,263
Series A-1-GROUP 1, 4.00%, 11/15/2041 (a)	10,000	9,824
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	537,254
Series B, 5.00%, 11/15/2026	115,000	122,010
Series B, 5.00%, 11/15/2037	625,000	647,087
Series C, 4.00%, 11/15/2033	100,000	100,030
Series C1, 5.00%, 11/15/2031	425,000	439,738
Series C1, 5.00%, 11/15/2032	550,000	558,568
Series C-1, 3.25%, 11/15/2036	290,000	257,477
Series C-1, 5.00%, 11/15/2026	500,000	530,480
Series C-1, 5.00%, 11/15/2029	850,000	916,269
Series C-2, Zero Coupon, 11/15/2027	715,000	609,226
Series C-2, Zero Coupon, 11/15/2032	300,000	205,785
Series D, 3.00%, 11/15/2032	215,000	199,440
Series D1, 5.00%, 11/15/2039	585,000	590,646
Series E, 4.00%, 11/15/2045	1,500,000	1,390,178

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	$590,000	$493,036
5.00%, 1/1/2050	500,000	379,780
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-2, 5.25%, 6/1/2026	551,441	542,695
Series A-3, 5.00%, 6/1/2035	2,385,000	2,182,230
Series A-3, 5.13%, 6/1/2046	635,000	585,261
New York City Housing Development Corp. Revenue, NY:
Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	97,731
Series 2014-8SPR, Class F, 4.50%, 2/15/2048	5,000,000	4,928,972
New York City Industrial Development Agency Revenue, NY:
Zero Coupon, 3/1/2033 (a)	530,000	365,719
Zero Coupon, 3/1/2045 (a)	575,000	206,605
0.01%, 3/1/2036 (a)	340,000	201,016
5.75%, 10/1/2037 (e)	1,000,000	800,000
Series A, 4.00%, 3/1/2032 (a)	2,000,000	2,103,387
Series A, 5.00%, 1/1/2028 (a)	500,000	549,253
New York Convention Center Development Corp. Revenue, NY:
5.00%, 11/15/2026	700,000	736,405
Series B, 0.01%, 11/15/2045	700,000	227,768
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,423,154
Series A, 5.00%, 6/1/2045	885,000	803,397
New York Counties Tobacco Trust V Revenue, NY Series S 3, 0.01%, 6/1/2055	10,000,000	754,444
New York Counties Tobacco Trust VI Revenue, NY:
Series A, 5.00%, 6/1/2045	930,000	882,198
Series C, 2.45%, 6/1/2042	470,000	467,710
Series C, 3.75%, 6/1/2045	225,000	179,083
New York Liberty Development Corp. Revenue, NY:
5.15%, 11/15/2034 (c)	7,145,000	7,138,403
7.25%, 11/15/2044 (c)	2,815,000	2,849,143
Series 1, 5.00%, 11/15/2044 (c)	7,275,000	6,986,687
New York State Dormitory Authority Revenue, NY:
5.25%, 7/1/2031 (a)	265,000	282,689
5.50%, 7/1/2035 (a)	235,000	261,597
Series A, 3.00%, 7/1/2031	1,800,000	1,367,021
Series A, 3.00%, 7/1/2033	2,150,000	1,545,120
Series A, 4.00%, 9/1/2040	1,870,000	1,613,290
Security Description	Principal Amount	Value
Series A, 4.00%, 9/1/2050	$500,000	$405,585
Series A, 4.25%, 5/1/2042	285,000	261,227
Series A, 5.00%, 7/1/2023	535,000	537,739
Series A, 5.00%, 10/1/2026	165,000	179,324
Series A, 5.00%, 7/1/2029	1,340,000	1,425,815
Series A, 5.00%, 8/1/2032	130,000	130,355
Series A, 5.00%, 7/1/2036	500,000	523,089
Series A, 5.00%, 7/1/2046	850,000	869,173
Series A, 5.15%, 7/1/2024 (a)	345,000	351,334
Series A, 5.50%, 1/1/2039	400,000	414,147
Series A, 5.50%, 1/1/2044	850,000	880,063
New York State Environmental Facilities Corp. Revenue, NY Series R-1, AMT, VRN, 2.75%, 9/1/2050 (b)	3,475,000	3,272,299
New York State Thruway Authority Revenue, NY:
Series L, 5.00%, 1/1/2033	610,000	675,351
Series N, 3.00%, 1/1/2049	510,000	385,150
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	325,000	302,260
AMT, 3.00%, 8/1/2031	330,000	288,321
AMT, 4.00%, 10/1/2030	1,900,000	1,862,097
AMT, 4.00%, 4/30/2053	4,505,000	3,757,699
AMT, 5.00%, 8/1/2026	2,285,000	2,286,513
AMT, 5.00%, 8/1/2031	3,930,000	3,934,582
AMT, 5.00%, 10/1/2035	4,875,000	5,024,592
AMT, 5.00%, 10/1/2040	12,875,000	12,930,822
AMT, 5.25%, 8/1/2031	1,275,000	1,313,963
AMT, 5.38%, 8/1/2036	3,050,000	3,118,854
Series A, AMT, 4.00%, 7/1/2031	2,100,000	2,104,179
Series A, AMT, 4.00%, 1/1/2036	910,000	865,871
Series A, AMT, 4.00%, 7/1/2037 (a)	100,000	98,395
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,582,004
Series A, AMT, 4.00%, 7/1/2041	5,030,000	4,699,850
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,376,253
Series A, AMT, 5.00%, 1/1/2027	350,000	361,770
Series A, AMT, 5.00%, 1/1/2028	275,000	287,055
Series A, AMT, 5.00%, 1/1/2029	120,000	125,343
Series A, AMT, 5.00%, 1/1/2030	365,000	380,197
Series A, AMT, 5.00%, 7/1/2030	170,000	172,795
Series A, AMT, 5.00%, 1/1/2031	2,540,000	2,639,773

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 12/1/2035	$3,210,000	$3,417,950
Series A, AMT, 5.00%, 1/1/2036	1,500,000	1,516,280
Series A, AMT, 5.00%, 7/1/2041	515,000	516,668
Series A, AMT, 5.25%, 1/1/2050	1,040,000	1,042,918
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	562,477
Series 194, 5.00%, 10/15/2033	515,000	547,163
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	380,845
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	439,621
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	111,750
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,542,150
Series A, AMT, 5.00%, 1/1/2032	100,000	74,500
Series A, AMT, 5.00%, 1/1/2033	150,000	111,750
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	562,014
Series B, 5.00%, 6/1/2045	3,000,000	2,794,481
Series B, 5.00%, 6/1/2048	2,950,000	2,708,752
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	321,000	323,677
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (c)	700,000	629,428
Westchester County Local Development Corp. Revenue, NY 3.75%, 11/1/2037	275,000	235,729
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	167,362
		148,549,287
NORTH CAROLINA — 0.2%
North Carolina Department of Transportation Revenue, NC:
Series A, AMT, 5.00%, 12/31/2037	250,000	251,201
Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 6/30/2054	$575,000	$554,526
North Carolina Medical Care Commission Revenue, NC:
5.00%, 7/1/2045	500,000	431,304
Series A, 4.00%, 7/1/2044	500,000	374,408
Series A, 4.00%, 3/1/2051	1,500,000	1,043,289
Series A, 5.00%, 7/1/2044	500,000	441,452
North Carolina Turnpike Authority Revenue, NC Series B, 5.00%, 2/1/2024	875,000	890,487
		3,986,667
NORTH DAKOTA — 0.5%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,437,922
4.00%, 12/1/2038	2,300,000	2,034,599
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,177,964
University of North Dakota, Certificate Participation, ND Series A, 2.50%, 6/1/2054 (a)	500,000	322,231
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	115,000	98,392
		9,071,108
OHIO — 4.5%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	556,849
American Municipal Power, Inc. Revenue, OH Series C, 5.00%, 2/15/2033	735,000	833,431
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,103,105
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	579,272
Series B, 0.01%, 6/1/2057	10,000,000	1,193,813
Series B-2, 5.00%, 6/1/2055	38,465,000	34,827,030
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,799,150
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	296,233
City of Cleveland Revenue, OH AMT, 5.38%, 9/15/2027	1,320,000	1,320,048
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (c)	100,000	86,154

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	$690,000	$659,734
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2028	250,000	263,564
5.00%, 2/15/2042	200,000	202,373
5.00%, 2/15/2057	200,000	197,347
County of Hamilton Revenue, OH:
5.00%, 1/1/2051	750,000	655,560
Series A, 3.75%, 8/15/2050	750,000	661,380
County of Lucas Revenue, OH:
Series A, 4.13%, 11/15/2042 (a)	600,000	592,476
Series A, 5.25%, 11/15/2048	5,500,000	5,084,859
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,653,006
Series A, 6.25%, 4/1/2049 (c) (e)	500,000	175,000
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,000,426
5.00%, 2/15/2044	200,000	184,969
5.00%, 2/15/2048	4,390,000	3,808,888
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,040,734
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	670,000	638,089
5.00%, 12/1/2051	2,060,000	1,927,883
Jefferson County Port Authority Revenue, OH AMT, 3.50%, 12/1/2051 (c)	4,250,000	2,955,477
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (c) (e)	550,000	159,500
Ohio Air Quality Development Authority Revenue, OH:
AMT, 4.25%, 1/15/2038 (c)	215,000	202,137
AMT, 4.50%, 1/15/2048 (c)	2,060,000	1,881,673
AMT, 5.00%, 7/1/2049 (c)	4,770,000	4,293,850
Series A, 3.25%, 9/1/2029	3,000,000	2,837,392
Series A, AMT, VRN, 4.25%, 11/1/2039 (b)	1,000,000	1,008,374
Series B, AMT, VRN, 2.10%, 7/1/2028 (b)	2,800,000	2,724,956
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	178,334
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	97,283
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2050	$1,000,000	$894,146
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	205,574
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,037,619
5.50%, 12/1/2043	400,000	360,232
		85,177,920
OKLAHOMA — 0.6%
Norman Regional Hospital Authority Revenue, OK 3.25%, 9/1/2039	555,000	426,070
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	105,000	94,710
Series A, 5.00%, 8/1/2047 (e)	935,000	935
Series B, 5.00%, 8/15/2028	400,000	396,270
Series B, 5.00%, 8/15/2033	3,000,000	2,915,802
Series B, 5.00%, 8/15/2038	350,000	332,102
Series B, 5.25%, 8/15/2043	5,000,000	4,793,704
Payne County Economic Development Authority Revenue, OK:
Series A, 6.88%, 11/1/2046 (e)	33,273	83
Series B2, 4.75%, 11/1/2023 (e)	199,640	499
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (b)	1,000,000	1,005,627
Series B, AMT, 5.50%, 12/1/2035	700,000	700,716
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,501,535
		12,168,053
OREGON — 0.6%
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	802,208
Series A, 4.00%, 12/1/2056	4,500,000	3,023,746
Series A, 5.50%, 10/1/2049	1,000,000	881,257
Oregon State Business Development Commission Revenue, OR:
Series 248-A, AMT, 6.50%, 4/1/2031 (c) (e)	2,000,000	146,000
Series 248-D, AMT, 6.50%, 4/1/2031 (c) (e)	750,000	54,750
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,420,891

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	$605,000	$652,673
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	575,779
4.00%, 5/15/2057	1,500,000	1,043,547
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	261,448
Series A, 5.00%, 11/15/2046	640,000	496,159
Series A, 5.00%, 11/15/2051	2,200,000	1,650,371
Series A, 5.00%, 11/15/2056	500,000	365,752
		11,374,581
PENNSYLVANIA — 4.2%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	648,755
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	2,025,000	2,027,507
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	991,988
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2028 (c)	1,385,000	1,414,454
5.00%, 5/1/2042 (c)	4,700,000	4,576,938
Berks County Industrial Development Authority Revenue, PA:
4.00%, 11/1/2039	200,000	112,226
4.00%, 11/1/2047	785,000	386,380
5.00%, 11/1/2025	1,065,000	905,668
5.00%, 11/1/2026	500,000	410,257
5.00%, 11/1/2030	980,000	716,239
5.00%, 11/1/2034	1,260,000	858,153
5.00%, 11/1/2036	400,000	272,476
5.00%, 11/1/2050	500,000	291,531
Berks County Municipal Authority Revenue, PA:
Series A, 4.25%, 11/1/2041	1,075,000	625,375
Series A, 5.00%, 2/1/2025	600,000	510,169
Series A, 5.00%, 2/1/2028	1,000,000	760,613
Series A, 5.00%, 2/1/2030	400,000	292,314
Series A, 5.00%, 2/1/2031	750,000	548,159
Series A, 5.00%, 2/1/2032	790,000	561,636
Series A, 5.00%, 11/1/2044	285,000	181,499
Series B, VRN, 5.00%, 2/1/2040 (b)	550,000	506,170
Security Description	Principal Amount	Value
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	$2,565,000	$2,541,639
5.00%, 7/1/2039	2,850,000	2,749,610
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	353,513
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	481,085
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	799,987
Chester County Industrial Development Authority Revenue, PA:
5.00%, 10/1/2034	1,500,000	1,508,444
5.00%, 10/1/2044	1,945,000	1,864,830
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	538,237
Series A, 5.00%, 10/1/2047	545,000	570,254
City of Philadelphia, General Obligation, PA:
Series A, 5.00%, 8/1/2026	535,000	576,674
Series A, 5.00%, 7/15/2038	100,000	101,870
Series B, 5.00%, 8/1/2033	110,000	114,969
Series B, 5.00%, 2/1/2037	775,000	841,783
City of Scranton, General Obligation, PA 5.00%, 11/15/2032	380,000	380,960
County of Lehigh Revenue, PA Series A, 5.00%, 7/1/2027	155,000	168,112
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	301,671
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (c)	600,000	595,200
6.25%, 10/15/2053 (c)	1,800,000	1,809,118
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,099
4.00%, 8/1/2045	170,000	168,004
5.25%, 10/1/2032	115,000	115,032
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (c)	995,000	925,484
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	526,489

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	$995,000	$1,235,568
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	88,552
Series A, 5.00%, 7/1/2049	2,375,000	1,876,598
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	1,010,000	1,004,699
Hazleton Area School District, General Obligation, PA:
Series B, Zero Coupon, 3/1/2024 (a)	100,000	96,811
Series B, Zero Coupon, 3/1/2025 (a)	160,000	149,593
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	339,752
5.00%, 7/1/2031	845,000	883,642
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	321,745
5.13%, 7/1/2037	390,000	361,825
5.25%, 7/1/2041	180,000	166,071
Series A, 5.00%, 12/1/2047	100,000	79,817
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	114,020
4.00%, 11/1/2041	250,000	234,681
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (c)	270,000	266,188
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	553,788
5.00%, 9/1/2031	325,000	354,941
5.00%, 12/1/2032	250,000	250,292
5.00%, 9/1/2035	300,000	322,239
Series A, 5.00%, 10/1/2026	110,000	111,174
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	987,903
5.00%, 11/15/2036	100,000	100,093
5.25%, 1/1/2040	205,000	181,358
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	890,076
Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	$635,000	$639,483
Series A, 5.00%, 8/15/2048	630,000	648,707
Penn Hills School District, General Obligation, PA 3.00%, 10/1/2037 (a)	900,000	815,718
Pennsylvania Economic Development Financing Authority Revenue, PA:
AMT, 5.00%, 6/30/2023	160,000	160,605
AMT, 5.00%, 12/31/2028	360,000	371,625
AMT, 5.00%, 12/31/2038	3,820,000	3,856,461
Series A, 6.40%, 12/1/2038	1,850,000	814,000
Series A1, 4.00%, 4/15/2050	4,350,000	4,026,302
Series A1, 10.00%, 12/1/2040 (c)	345,000	308,986
Series A2, AMT, 10.00%, 12/1/2040 (c)	345,000	308,986
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
5.00%, 5/1/2035	150,000	157,094
5.00%, 5/1/2037	2,000,000	1,729,272
5.00%, 5/1/2042	500,000	405,042
Series A, 5.00%, 11/1/2036	980,000	1,011,271
Series A, 5.00%, 5/1/2038 (a)	555,000	605,431
Series A, 5.00%, 5/1/2039 (a)	495,000	538,383
Series A, 5.00%, 9/1/2045	280,000	283,251
Series AT1, 3.00%, 6/15/2045	615,000	500,355
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	78,593
Pennsylvania Turnpike Commission Revenue, PA:
2nd Series, 5.00%, 12/1/2038	600,000	643,508
Series A, 4.00%, 12/1/2051	775,000	756,347
Series A, 5.00%, 12/1/2044	500,000	532,128
Series A-1, 5.00%, 12/1/2037	380,000	407,811
Series A2, 5.00%, 12/1/2028	500,000	541,821
Series B, 4.00%, 12/1/2046	500,000	483,002
Series B, 5.00%, 12/1/2036	600,000	631,377
Series B, 5.00%, 12/1/2040	855,000	887,101
Series B1, 5.25%, 6/1/2047	550,000	572,086
Series C, 4.00%, 12/1/2038	500,000	514,499
Philadelphia Authority for Industrial Development Revenue, PA:
5.00%, 6/15/2050	500,000	450,597
Series A, 4.00%, 11/1/2045	2,930,000	2,708,483
Series A, 5.00%, 7/1/2037	290,000	254,443
Series A, 5.00%, 9/1/2037	575,000	601,896
Series A, 5.00%, 7/1/2042	2,000,000	1,678,501
Series A, 5.38%, 6/15/2050 (c)	570,000	494,126

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	$400,000	$399,969
School District of Philadelphia, General Obligation, PA:
Series A, 5.00%, 9/1/2033 (a)	500,000	561,668
Series A, 5.00%, 6/1/2034 (a)	585,000	691,309
Series F, 5.00%, 9/1/2038	860,000	895,823
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	170,000	167,137
State Public School Building Authority Revenue, PA Series A, 5.00%, 6/1/2027	880,000	939,385
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	148,732
		79,924,311
PUERTO RICO — 12.6%
Children's Trust Fund Revenue, PR:
5.50%, 5/15/2039	720,000	720,066
5.63%, 5/15/2043	3,790,000	3,825,616
Series A, Zero Coupon, 5/15/2050	8,000,000	1,412,220
Series A, 0.01%, 5/15/2057	120,000,000	8,126,664
Series B, Zero Coupon, 5/15/2057	13,200,000	733,272
Commonwealth of Puerto Rico, General Obligation, PR:
Series A, Zero Coupon, 7/1/2024	12,823,425	12,069,487
Series A1, 4.00%, 7/1/2033	3,000,000	2,696,803
Series A1, 4.00%, 7/1/2035	10,282,000	8,962,106
Series A1, 4.00%, 7/1/2037	7,287,000	6,165,416
Series A1, 4.00%, 7/1/2041	12,244,000	9,925,360
Series A1, 4.00%, 7/1/2046	5,110,000	3,981,853
Series A1, 5.38%, 7/1/2025	1,500,000	1,523,102
Series A1, 5.63%, 7/1/2027	1,500,000	1,549,766
Series A1, 5.63%, 7/1/2029	5,000,000	5,219,806
Series A1, 5.75%, 7/1/2031	10,000,000	10,604,621
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	37,217
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (c)	2,400,000	2,031,470
Series A, 5.00%, 7/1/2033 (c)	275,000	273,890
Series A, 5.00%, 7/1/2047 (c)	3,000,000	2,819,391
Series A, 6.13%, 7/1/2024	170,000	172,264
Series B, 4.00%, 7/1/2042 (c)	7,305,000	6,183,366
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,083,855
Series B, 5.00%, 7/1/2025 (c)	990,000	1,003,326
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,101,909
Series B, 5.00%, 7/1/2033 (c)	9,615,000	9,576,175
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2037 (c)	$3,035,000	$2,980,203
Puerto Rico Electric Power Authority Revenue, PR:
Series NN, 5.25%, 7/1/2023 (a)	120,000	120,142
Series RR, 5.00%, 7/1/2026 (a) (g)	140,000	140,501
Series VV, 5.25%, 7/1/2025 (a)	710,000	711,694
Series VV, 5.25%, 7/1/2026 (a)	795,000	797,703
Series VV, 5.25%, 7/1/2027 (a)	920,000	930,342
Series VV, 5.25%, 7/1/2034 (a)	770,000	770,323
Puerto Rico Highway & Transportation Authority Revenue, PR:
Series A, 5.00%, 7/1/2062	8,000,000	7,580,000
Series B, Zero Coupon, 7/1/2032	10,000,000	6,237,500
Series C, Zero Coupon, 7/1/2053	2,000,000	1,164,976
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	516,099
Series A, 5.00%, 7/1/2033 (a)	470,000	463,524
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2024	284,000	268,541
Series A-1, Zero Coupon, 7/1/2027	669,000	549,651
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,698,803
Series A-1, Zero Coupon, 7/1/2031	10,356,000	6,908,124
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,023,133
Series A-1, 0.01%, 7/1/2046	19,655,000	5,136,638
Series A-1, 4.55%, 7/1/2040	6,290,330	5,882,532
Series A-1, 4.75%, 7/1/2053	21,420,000	19,592,895
Series A-1, 5.00%, 7/1/2058	21,244,000	20,004,878
Series A2, 4.33%, 7/1/2040	21,800,000	19,839,060
Series A2, 4.54%, 7/1/2053	4,058,000	3,581,733
Series A2, 4.55%, 7/1/2040	100,000	79,266
Series A2, 4.78%, 7/1/2058	30,165,000	27,379,115
		240,156,397
RHODE ISLAND — 0.5%
Rhode Island Health & Educational Building Corp. Revenue, RI Series B, 5.00%, 9/1/2036	2,225,000	2,121,925

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, 0.01%, 6/1/2052	$9,210,000	$1,450,685
Series B, Zero Coupon, 6/1/2052	5,000,000	724,571
Series B, 4.50%, 6/1/2045	4,735,000	4,677,509
		8,974,690
SOUTH CAROLINA — 0.3%
South Carolina Jobs-Economic Development Authority Revenue, SC:
5.00%, 11/1/2037	500,000	504,757
5.25%, 11/15/2047	1,750,000	1,650,781
Series A, 4.00%, 6/1/2046 (c)	600,000	449,506
Series A, 5.13%, 6/15/2042 (c)	1,000,000	926,730
Series A, 7.00%, 11/1/2033 (c)	270,000	286,917
Series S, 5.25%, 8/15/2033	100,000	105,064
South Carolina Ports Authority Revenue, SC Series A, AMT, 4.00%, 7/1/2040	245,000	238,825
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	416,340
Series B, 4.00%, 12/1/2056	360,000	318,884
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	179,891
		5,077,695
SOUTH DAKOTA — 0.0% (d)
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	221,530
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	108,415
5.00%, 9/1/2032	215,000	230,949
		560,894
TENNESSEE — 0.9%
Blount County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 1/1/2047 (e)	225,000	135,000
Bristol Industrial Development Board Revenue, TN:
Series A, 5.13%, 12/1/2042 (c)	400,000	363,750
Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,062,401
Greeneville Health & Educational Facilities Board Revenue, TN 4.00%, 7/1/2040	650,000	627,424
Security Description	Principal Amount	Value
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	$500,000	$528,148
5.00%, 4/1/2031	240,000	253,352
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	73,098
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, TN Series A, 5.63%, 6/15/2047 (c)	207,167	138,918
Metropolitan Gov't Nashville & Davidson County Industrial Development Board, TN Series A, 4.00%, 6/1/2051 (c)	1,150,000	916,959
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	471,689
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (c)	430,000	435,703
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	576,677
Series A, 5.50%, 9/1/2047	400,000	340,331
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (b)	5,000,000	5,308,111
Tennessee Energy Acquisition Corp. Revenue, TN:
Series B, 5.63%, 9/1/2026	3,405,000	3,567,677
Series C, 5.00%, 2/1/2024	100,000	100,532
Series C, 5.00%, 2/1/2027	945,000	961,428
		16,861,198
TEXAS — 5.0%
Arlington Higher Education Finance Corp. Revenue, TX:
VRN, 4.50%, 6/15/2056 (b) (c)	500,000	479,973
6.25%, 6/1/2052 (c)	4,500,000	4,469,665
Series A, 4.00%, 8/15/2041	610,000	491,057
Series A, 4.00%, 8/15/2046	860,000	652,400
Series A, 5.00%, 8/15/2048	15,000	13,433
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	412,645
Series B, 5.00%, 1/1/2032	1,840,000	1,857,220
Series B, 5.00%, 1/1/2034	300,000	302,331

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Central Texas Regional Mobility Authority Revenue, TX:
Series B, 4.00%, 1/1/2041	$200,000	$194,479
Series G, 4.00%, 1/1/2045	1,150,000	1,050,265
Series G, 4.00%, 1/1/2050	2,000,000	1,800,018
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	507,083
Series C, 5.00%, 8/15/2037	500,000	504,435
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	1,029,850
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	679,689
City of Houston Airport System Revenue, TX:
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,371,606
Series A, AMT, 6.50%, 7/15/2030	300,000	300,191
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,513,959
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,856,753
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,512,473
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,522,451
Series D, 5.00%, 7/1/2029	115,000	128,558
Series D, 5.00%, 7/1/2035	500,000	546,867
City of Lavon,Special Assessment, TX 4.00%, 9/15/2042 (c)	1,000,000	845,539
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	115,000	113,351
Series A, 4.35%, 12/1/2042	290,000	277,076
Series D, 5.25%, 8/15/2027	530,000	533,003
Series D, 5.25%, 8/15/2028	1,000,000	1,006,331
Series D, 6.13%, 8/15/2048	3,010,000	3,027,767
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (c)	500,000	500,196
Decatur Hospital Authority Revenue, TX:
Seies A, 5.25%, 9/1/2029	335,000	335,506
Series A, 6.63%, 9/1/2031	260,000	263,933
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	196,495
4.00%, 8/15/2038	885,000	843,202
5.00%, 8/15/2037	200,000	205,833
5.00%, 8/15/2039	690,000	690,448
Security Description	Principal Amount	Value
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	$650,000	$645,240
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	890,000	981,871
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	108,038
Harris County-Houston Sports Authority Revenue, TX:
Series A, 3.13%, 11/15/2056 (a)	510,000	384,707
Series H, Zero Coupon, 11/15/2036 (a)	105,000	52,373
Series H, 0.01%, 11/15/2040 (a)	4,165,000	1,565,845
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2028	2,000,000	2,000,106
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	676,396
5.00%, 5/15/2032	750,000	851,022
5.00%, 5/15/2037	550,000	610,664
5.00%, 5/15/2038	735,000	811,341
5.00%, 5/15/2039	805,000	805,526
Matagorda County Navigation District No. 1 Revenue, TX Series A, 4.40%, 5/1/2030 (a)	495,000	501,663
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (e)	584,705	17,541
Mission Economic Development Corp. Revenue, TX:
AMT, 7.75%, 1/1/2045 (c) (e)	923,652	18,473
Series A, AMT, 4.63%, 10/1/2031 (c)	3,000,000	2,926,966
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 11/15/2031	850,000	896,376
5.00%, 1/1/2047	500,000	444,613
5.50%, 1/1/2049	1,000,000	814,947
Series A, 5.00%, 7/1/2047	1,000,000	850,000
Series A, 5.38%, 11/15/2036	500,000	441,804
Series A, 5.50%, 7/1/2045	250,000	203,656
Series A, 5.50%, 7/1/2054	100,000	78,459
Series A-1, 5.25%, 1/1/2042	2,500,000	1,911,527
Series A-1, 5.50%, 1/1/2057	4,375,000	3,162,174
Series A-1, 7.50%, 11/15/2037	45,000	35,380

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.00%, 11/15/2061 (b)	$1,238,404	$531,438
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,207,535
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	885,064
North Texas Tollway Authority Revenue, TX:
4.00%, 1/1/2037	500,000	508,173
Series A, 3.00%, 1/1/2037	500,000	451,024
Series B, 4.00%, 1/1/2040	450,000	449,282
Series B, 4.00%, 1/1/2041	500,000	497,486
Series D, Zero Coupon, 1/1/2036 (a)	510,000	309,441
Series D, Zero Coupon, 1/1/2038 (a)	590,000	319,859
Series D, 0.01%, 1/1/2029 (a)	315,000	261,083
Series I, 6.20%, 1/1/2042 (a)	180,000	190,948
Port Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (c)	1,500,000	889,111
Series A, AMT, 4.00%, 1/1/2050 (c)	3,275,000	2,369,937
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	287,284
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	10,017
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	1,000,000	1,073,787
Series A, 8.00%, 11/15/2049	385,000	416,106
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	212,428
5.50%, 8/1/2027	150,000	160,042
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	500,000	473,930
5.25%, 11/15/2047 (e)	110,000	44,000
Series A, 5.00%, 11/15/2037	445,000	448,950
Series A, 6.38%, 2/15/2041 (e)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,405,827
Series A, 6.75%, 11/15/2052	300,000	300,396
Series A-1, 5.00%, 10/1/2044	200,000	199,627
Series B, 4.00%, 11/15/2025 (e)	235,000	94,000
Series B, 4.50%, 11/15/2036 (e)	190,000	76,000
Series B, 5.00%, 11/15/2046	200,000	195,691
Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	$155,000	$163,098
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,110,480
5.00%, 12/15/2030	2,000,000	2,087,811
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
AMT, 5.00%, 12/31/2040	780,000	787,964
AMT, 5.00%, 12/31/2055	490,000	488,230
Series A, 4.00%, 6/30/2037	4,880,000	4,715,000
Series A, 5.00%, 12/31/2035	830,000	872,560
Series A, AMT, 6.75%, 6/30/2043	2,520,000	2,544,198
Series A, AMT, 7.00%, 12/31/2038	225,000	227,523
Westlake Town, Special Assessment, TX:
6.13%, 9/1/2035	395,000	392,434
6.25%, 9/1/2040	370,000	367,179
6.38%, 9/1/2045	505,000	501,175
Woodloch Health Facilities Development Corp. Revenue, TX Series A, 6.75%, 12/1/2051 (c) (e)	2,000,000	1,460,000
		95,066,407
U. S. VIRGIN ISLANDS — 0.9%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,598,318
Series A, 5.00%, 10/1/2039	11,050,000	10,812,094
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (c)	4,000,000	3,161,671
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,367,689
		16,939,772
UTAH — 0.8%
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	4,360,000	4,036,818
Series A, AMT, 5.00%, 7/1/2028	150,000	160,492
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (c)	316,065	315,976

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	$1,000,000	$709,069
Series A2, 4.00%, 6/1/2041	1,600,000	1,254,492
Series A-2, 4.00%, 6/1/2052	2,500,000	1,759,157
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (c)	3,000,000	2,544,401
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (c)	4,940,000	3,431,290
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,617,423
		15,829,118
VERMONT — 0.0% (d)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	873,441
VIRGINIA — 1.3%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	70,000	69,007
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	569,155
Cherry Hill, Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (c)	335,000	333,279
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	50,000	50,029
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	300,020
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	313,890
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (c)	2,150,000	869,258
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	933,884
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	9,462
Security Description	Principal Amount	Value
Lower Magnolia, Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (c)	$925,000	$907,076
Norfolk Redevelopment & Housing Authority Revenue, VA:
5.38%, 1/1/2035	250,000	235,735
Series B, 4.00%, 1/1/2025	3,400,000	3,264,013
Peninsula Town Center, Community Development Authority Revenue, VA 5.00%, 9/1/2037 (c)	1,950,000	1,881,952
Tobacco Settlement Financing Corp. Revenue, VA:
Series B1, 5.00%, 6/1/2047	5,040,000	4,737,012
Series C, 0.01%, 6/1/2047	3,060,000	768,603
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (c)	875,000	843,213
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	2,365,000	2,397,514
4.00%, 12/1/2041	2,000,000	1,656,720
AMT, 5.00%, 12/31/2052	335,000	328,366
AMT, 5.00%, 12/31/2056	2,975,000	2,894,416
Series A, 5.50%, 7/1/2049 (c)	1,660,000	1,517,541
Series C, 5.00%, 6/1/2047	1,000,000	937,334
		25,817,479
WASHINGTON — 1.5%
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	415,393
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	220,044
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,001,207
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	559,189
Series C, AMT, 5.00%, 5/1/2031	130,000	138,056
Tacoma, Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	200,000	192,256
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (c) (e)	100,000	60,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, Zero Coupon, 1/1/2033 (c)	$160,000	$127,495
Series A, AMT, 7.50%, 1/1/2032 (c) (e)	755,000	453,000
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	624,446
Series A, 4.00%, 7/1/2042	200,000	185,032
Series D, 5.00%, 10/1/2041	1,000,000	1,003,095
Washington State Convention Center Public Facilities District Revenue, WA:
4.00%, 7/1/2058	605,000	493,878
5.00%, 7/1/2058	170,000	166,344
Series B, 3.00%, 7/1/2034	1,000,000	872,423
Series B, 3.00%, 7/1/2058	1,810,000	1,136,099
Series B, 4.00%, 7/1/2032	2,695,000	2,654,620
Series B, 4.00%, 7/1/2034	320,000	310,815
Series B, 4.00%, 7/1/2048	1,010,000	849,173
Series B, 4.00%, 7/1/2058	1,080,000	875,654
Washington State Housing Finance Commission Revenue, WA:
5.00%, 7/1/2046 (c)	1,520,000	1,272,284
5.00%, 1/1/2048 (c)	3,815,000	3,055,628
5.00%, 7/1/2051 (c)	1,250,000	1,021,197
Series A, 4.00%, 1/1/2057 (c)	1,000,000	682,971
Series A, 5.00%, 1/1/2031 (c)	100,000	89,627
Series A, 5.00%, 1/1/2044 (c)	605,000	467,001
Series A, 5.00%, 1/1/2046 (c)	1,000,000	761,876
Series A, 5.00%, 1/1/2051 (c)	3,820,000	2,771,351
Series A, 5.00%, 7/1/2051 (c)	1,000,000	770,129
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,594,419
Series A, 5.00%, 1/1/2056 (c)	1,285,000	904,334
Series A, 7.00%, 7/1/2050 (c)	500,000	544,989
		28,274,025
WEST VIRGINIA — 0.2%
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	652,867
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	384,026
Monongalia County Commission Excise Tax District Revenue, WV Series A, 5.50%, 6/1/2037 (c)	225,000	228,065
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	714,435
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	131,480
Security Description	Principal Amount	Value
West Virginia Economic Development Authority Revenue, WV Series A, AMT, VRN, 5.00%, 7/1/2045 (b)	$2,250,000	$2,247,469
		4,358,342
WISCONSIN — 2.9%
Public Finance Authority Revenue, WI:
AMT, 4.00%, 8/1/2035	940,000	818,760
AMT, 4.00%, 7/1/2041	2,595,000	2,038,102
4.00%, 4/1/2042 (c)	1,000,000	812,348
AMT, 4.25%, 7/1/2054	3,000,000	2,205,360
5.00%, 4/1/2034	1,475,000	1,534,117
5.00%, 4/1/2035	1,550,000	1,598,041
5.00%, 3/1/2037 (c)	625,000	567,124
5.00%, 9/1/2039 (c)	770,000	646,925
5.25%, 3/1/2035 (c)	750,000	762,677
5.88%, 4/1/2045	530,000	534,691
5.88%, 6/15/2047 (c)	800,000	716,135
6.75%, 12/1/2042 (c)	2,000,000	1,740,055
7.00%, 12/1/2050 (c)	3,000,000	2,617,972
Series A, 4.00%, 6/1/2035	500,000	497,653
Series A, 4.00%, 12/1/2051	1,000,000	781,146
Series A, 4.50%, 6/1/2056 (c)	2,750,000	2,063,903
Series A, 5.00%, 11/15/2024 (c)	220,000	225,254
Series A, 5.00%, 9/1/2030 (c)	400,000	387,235
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,315,802
Series A, 5.00%, 6/15/2037 (c)	425,000	405,825
Series A, 5.00%, 1/1/2042 (c)	100,000	90,076
Series A, 5.00%, 6/15/2046 (c)	1,000,000	765,533
Series A, 5.00%, 6/15/2049 (c)	310,000	273,368
Series A, 5.00%, 12/1/2055 (c)	2,000,000	1,606,768
Series A, 5.00%, 1/1/2056 (c)	265,000	222,891
Series A, 5.00%, 2/1/2062	2,000,000	1,972,147
Series A, 5.13%, 6/1/2048 (c)	350,000	311,709
Series A, 5.25%, 3/1/2045 (c)	1,000,000	883,659
Series A, 5.25%, 5/15/2052 (c)	1,300,000	1,129,688
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,543,352
Series A, 5.38%, 7/15/2047 (c)	500,000	435,005
Series A, 6.00%, 7/15/2042	250,000	250,112
Series A, 6.25%, 10/1/2031 (c) (e)	200,000	167,001
Series A, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A, 6.38%, 1/1/2048 (c)	925,000	568,875
Series A, 6.50%, 9/1/2048 (c)	480,000	312,659
Series A, 6.75%, 8/1/2031 (c)	980,000	539,000
Series A, 7.00%, 1/1/2050 (c)	3,000,000	3,293,953

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 1/1/2060 (c)	$4,000,000	$200,140
Series B, Zero Coupon, 1/1/2067 (c)	920,000	6,272
Series B, VRN, 3.75%, 7/1/2051 (b) (c) (e)	2,075,993	1,201,897
Series B, 5.63%, 2/1/2046 (c)	1,665,000	1,659,879
Series B, 6.00%, 2/1/2062 (c)	2,000,000	2,024,087
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,918,572
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	658,639
4.00%, 1/1/2047	600,000	438,199
4.00%, 1/1/2057	1,000,000	682,971
5.00%, 11/15/2025	795,000	818,243
5.00%, 11/15/2026	565,000	582,134
5.00%, 8/1/2032	50,000	44,683
5.00%, 8/1/2037	150,000	125,515
5.00%, 8/1/2039	1,100,000	900,812
5.50%, 5/1/2034	350,000	349,287
3.50%, 7/1/2040	100,000	89,757
4.00%, 7/1/2046	335,000	317,545
Series A, 4.00%, 7/1/2048	425,000	328,424
Series A, 4.13%, 7/1/2053	595,000	453,616
Series A, 5.00%, 7/1/2038	500,000	489,009
Series A, 5.00%, 11/1/2039	1,000,000	858,195
Series A, 5.00%, 2/15/2042	150,000	151,147
Series A, 5.00%, 11/1/2046	1,250,000	1,008,655
Series A, 5.00%, 9/15/2050	500,000	504,953
Series A, 5.25%, 8/1/2048	100,000	77,998
Series B, 4.25%, 7/1/2033	1,250,000	1,019,075
Series B, 5.00%, 7/1/2048	790,000	572,513
Series B, 5.00%, 7/1/2053	1,000,000	700,723
Series B-1, 2.83%, 11/1/2028	130,000	114,641
		56,240,002
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,048,750,817)		1,877,515,661
	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74%(h) (i) (Cost $7744651)	7,744,651	7,744,651
TOTAL INVESTMENTS — 98.6% (Cost $2,056,495,468)		1,885,260,312
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		27,243,283
NET ASSETS — 100.0%		$1,912,503,595

(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	1.3%
Assured Guaranty Municipal Corp.	1.1%
Build America Mutual Assurance Company	0.5%
Ambac Financial Group	0.1%
Assured Guaranty Corp.	0.1%
XL Capital Assurance Inc. (d)	0.0%
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	Bond is insured by XL Capital Assurance Inc., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$1,877,515,661	$0(a)	$1,877,515,661
Short-Term Investments	7,744,651	—	—	7,744,651
TOTAL INVESTMENTS	$7,744,651	$1,877,515,661	$0	$1,885,260,312
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,433,417	$42,433,417	$750,295,483	$784,984,249	$—	$—	7,744,651	$7,744,651	$504,776
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2025	$670,000	$711,978
Series A, 5.00%, 11/1/2026	4,915,000	5,353,793
County of Jefferson Revenue, AL 5.00%, 9/15/2025	1,100,000	1,160,768
County of Jefferson, General Obligation, AL Series A, 5.00%, 4/1/2024	2,750,000	2,815,305
University of Alabama Revenue, AL 5.00%, 7/1/2024	725,000	745,613
		10,787,457
ALASKA — 0.1%
Alaska Municipal Bond Bank Authority Revenue, AK 5.00%, 12/1/2027	1,945,000	2,138,679
ARIZONA — 0.9%
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2025	1,000,000	1,054,436
Gilbert Water Resource Municipal Property Corp. Revenue, AZ:
5.00%, 7/15/2026	4,750,000	5,152,404
5.00%, 7/15/2027	4,500,000	4,999,077
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2026	3,200,000	3,447,009
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	4,157,372
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation, AZ Series D, 5.00%, 7/1/2024	700,000	720,771
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
5.00%, 1/1/2025	2,000,000	2,086,973
Series A, 5.00%, 1/1/2026	8,350,000	8,932,545
State of Arizona Lottery Revenue, AZ 5.00%, 7/1/2026	5,000,000	5,411,928
State of Arizona, Certificate Participation, AZ:
5.00%, 10/1/2027	3,000,000	3,350,268
Series A, 5.00%, 10/1/2023	760,000	769,036
		40,081,819
Security Description	Principal Amount	Value
CALIFORNIA — 20.0%
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2026	$500,000	$546,392
Bay Area Toll Authority Revenue, CA:
2.85%, 4/1/2047 (a)	490,000	488,243
Series A, 2.63%, 4/1/2045 (a)	425,000	420,640
California Infrastructure & Economic Development Bank Revenue, CA:
5.00%, 10/1/2025	6,100,000	6,507,894
5.00%, 6/1/2026	4,500,000	4,891,118
5.00%, 10/1/2028	4,000,000	4,603,434
Series 2016, 5.00%, 10/1/2023	500,000	506,388
Series B-2, 3.00%, 10/1/2047 (a)	5,600,000	5,669,915
California State Public Works Board Revenue, CA:
5.00%, 11/1/2024	9,090,000	9,460,219
Series A, 5.00%, 8/1/2025	3,065,000	3,246,697
Series A, 5.00%, 2/1/2026	25,020,000	26,869,136
Series B, 5.00%, 5/1/2024	1,200,000	1,232,884
Series B, 5.00%, 10/1/2024	905,000	939,841
Series B, 5.00%, 5/1/2025	1,475,000	1,552,046
Series B, 5.00%, 5/1/2026	2,100,000	2,270,470
Series C, 5.00%, 11/1/2024	7,290,000	7,586,909
Series C, 5.00%, 11/1/2026	5,000,000	5,473,356
Series C, 5.00%, 11/1/2028	2,500,000	2,867,020
California State University Revenue, CA Series B-2-REMK, 0.55%, 11/1/2049 (a)	4,000,000	3,584,200
Chabot-Las Positas Community College District, General Obligation, CA Series B, 5.00%, 8/1/2024	5,960,000	6,157,134
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	34,030,000	35,172,881
City of Long Beach Harbor Revenue, CA:
5.00%, 5/15/2025	7,700,000	8,120,358
5.00%, 5/15/2026	1,445,000	1,566,528
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2026	2,385,000	2,587,835
Series C, 5.00%, 5/15/2024	600,000	616,948
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2027	2,695,000	3,002,525
East Bay Municipal Utility District Water System Revenue, CA Series A, 4.00%, 6/1/2023	125,000	125,287

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
East Side Union High School District, General Obligation, CA Series C, 2.00%, 8/1/2025	$10,000,000	$9,825,619
Los Angeles Community College District, General Obligation, CA Series I, 3.00%, 8/1/2023	250,000	250,465
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
5.00%, 6/1/2024	7,245,000	7,455,145
5.00%, 6/1/2025	6,900,000	7,292,889
5.00%, 6/1/2027	5,375,000	5,992,879
Series A, 5.00%, 6/1/2023	1,395,000	1,400,497
Series A, 5.00%, 7/1/2025	4,080,000	4,320,441
Series A, 5.00%, 6/1/2026	4,500,000	4,888,243
Series A, 5.00%, 7/1/2026	4,280,000	4,659,182
Los Angeles Department of Water & Power Revenue, CA:
5.00%, 7/1/2026	9,570,000	10,414,001
Series A, 5.00%, 7/1/2027 (b)	2,720,000	3,037,655
Series A, 5.00%, 7/1/2028 (b)	10,000,000	11,442,002
Series A, 5.00%, 7/1/2027	2,000,000	2,233,570
Series B, 5.00%, 7/1/2024	18,400,000	18,984,873
Series B, 5.00%, 7/1/2026	1,440,000	1,565,331
Series C, 5.00%, 7/1/2025	3,715,000	3,935,606
Series C, 5.00%, 7/1/2027	1,080,000	1,206,593
Series E, 5.00%, 7/1/2027	1,875,000	2,093,972
Series E, 5.00%, 7/1/2028	1,500,000	1,716,300
Los Angeles Department of Water & Power Water System Revenue, CA Series D, 5.00%, 7/1/2027	590,000	659,666
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2024	9,840,000	10,133,202
5.00%, 7/1/2025	6,480,000	6,841,467
5.00%, 7/1/2026	2,820,000	3,065,216
5.00%, 7/1/2027	3,075,000	3,428,818
Series A, 5.00%, 7/1/2023	250,000	251,439
Series A, 5.00%, 7/1/2024	14,615,000	15,050,483
Series A, 5.00%, 7/1/2025	6,465,000	6,825,631
Series A, 5.00%, 7/1/2026	13,000,000	14,130,428
Series QRR, 5.00%, 7/1/2027	4,000,000	4,460,252
Los Rios Community College District, General Obligation, CA 3.00%, 8/1/2024	1,000,000	1,004,342
Marin Community College District, General Obligation, CA Series B, 4.00%, 8/1/2040	500,000	533,950
Security Description	Principal Amount	Value
Metropolitan Water District of Southern California Revenue, CA:
Series A, 5.00%, 7/1/2024	$2,245,000	$2,313,847
Series A, 5.00%, 10/1/2027	1,250,000	1,406,760
Series B, 3.00%, 7/1/2026	4,000,000	4,102,709
Series B, 3.00%, 7/1/2027	6,735,000	6,969,477
Series B, 4.00%, 8/1/2023	255,000	255,903
Series B, 4.00%, 10/1/2024	3,000,000	3,070,889
Series B, 4.00%, 10/1/2025	1,465,000	1,523,664
Series B, 5.00%, 8/1/2024	555,000	572,079
Series C, 5.00%, 7/1/2024	2,000,000	2,063,075
Municipal Improvement Corp. of Los Angeles Revenue, CA:
5.00%, 11/1/2025	1,955,000	2,085,561
5.00%, 11/1/2026	9,470,000	10,369,954
Series A, 5.00%, 11/1/2024	7,860,000	8,068,135
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2024	6,300,000	6,436,873
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	72,230,000	75,081,518
Riverside County Transportation Commission Sales Tax Revenue, CA Series B, 5.00%, 6/1/2025	1,000,000	1,056,073
Sacramento County Sanitation Districts Financing Authority Revenue, CA Series A, 5.00%, 12/1/2025	2,390,000	2,558,646
Sacramento Municipal Utility District Revenue, CA:
Series E, 5.00%, 8/15/2025	785,000	832,604
Series F, 5.00%, 8/15/2025	3,125,000	3,314,505
San Diego County Water Authority Revenue, CA Series A-REV, 5.00%, 5/1/2026	2,250,000	2,442,428
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,633,939
Series C-1, 5.00%, 8/1/2025	1,695,000	1,799,441
San Francisco Unified School District, General Obligation, CA:
4.00%, 6/15/2024	3,605,000	3,673,518
4.00%, 6/15/2025	10,740,000	11,077,739
5.00%, 6/15/2027	5,000,000	5,554,532
Series B, 4.00%, 6/15/2024	2,445,000	2,491,471
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2024	7,045,000	7,088,409
3.00%, 8/1/2025	2,500,000	2,530,418

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
San Mateo Foster City Public Financing Authority Revenue, CA Series B, 5.00%, 8/1/2025	$4,905,000	$5,202,646
San Mateo Union High School District, General Obligation, CA Series A, 4.00%, 9/1/2023	525,000	528,099
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 6/1/2025	2,220,000	2,345,444
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,396,610
Southern California Public Power Authority Revenue, CA:
5.00%, 4/1/2024	5,750,000	5,859,496
5.00%, 7/1/2025	2,400,000	2,539,273
5.00%, 7/1/2026	750,000	814,972
State of California Department of Water Resources Revenue, CA:
5.00%, 12/1/2025	800,000	858,166
5.00%, 12/1/2026	670,000	738,408
Series BA, 5.00%, 12/1/2023	750,000	762,786
Series BB, 5.00%, 12/1/2024	12,730,000	13,283,386
Series BB, 5.00%, 12/1/2025	8,165,000	8,758,655
State of California, General Obligation, CA:
3.00%, 3/1/2026	9,495,000	9,605,033
4.00%, 4/1/2024	10,000,000	10,153,955
4.00%, 10/1/2024	38,030,000	38,878,015
4.00%, 10/1/2025	8,750,000	9,092,535
4.00%, 3/1/2026	5,000,000	5,236,894
4.00%, 3/1/2027	8,995,000	9,571,002
4.00%, 3/1/2028	8,000,000	8,618,558
5.00%, 8/1/2023	105,000	105,880
5.00%, 9/1/2023	325,000	328,429
5.00%, 11/1/2023	500,000	507,312
5.00%, 4/1/2024	16,050,000	16,453,425
5.00%, 8/1/2024	10,500,000	10,847,299
5.00%, 9/1/2024	10,510,000	10,876,086
5.00%, 10/1/2024	5,500,000	5,702,705
5.00%, 12/1/2024	1,100,000	1,145,257
5.00%, 4/1/2025	6,700,000	7,034,559
5.00%, 8/1/2025	810,000	858,774
5.00%, 10/1/2025	3,600,000	3,834,408
5.00%, 11/1/2025	29,165,000	31,135,373
5.00%, 12/1/2025	13,000,000	13,910,360
5.00%, 4/1/2026	2,095,000	2,262,929
5.00%, 9/1/2026	6,150,000	6,712,948
5.00%, 10/1/2026	42,020,000	45,963,207
5.00%, 11/1/2026	3,050,000	3,343,152
5.00%, 12/1/2026	17,500,000	19,221,916
Security Description	Principal Amount	Value
5.00%, 10/1/2027	$31,590,000	$35,407,478
5.00%, 11/1/2027	3,500,000	3,930,606
5.00%, 12/1/2027	3,000,000	3,375,653
Series A, 5.00%, 11/1/2026	2,910,000	3,189,696
Series A, 5.00%, 11/1/2027	5,645,000	6,339,505
University of California Revenue, CA:
5.00%, 5/15/2027	2,555,000	2,841,368
5.00%, 5/15/2028	23,980,000	27,306,777
Series AY, 5.00%, 5/15/2025	1,145,000	1,207,751
Series BE, 5.00%, 5/15/2024	1,500,000	1,542,297
		885,169,705
COLORADO — 1.1%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2027	1,500,000	1,677,234
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	5,000,000	5,437,818
City of Colorado Springs Utilities System Revenue, CO:
5.00%, 11/15/2027	1,000,000	1,119,385
Series A, 5.00%, 11/15/2024	2,000,000	2,079,673
Series A, 5.00%, 11/15/2025	1,050,000	1,119,399
Series A-1, 5.00%, 11/15/2026	2,550,000	2,788,518
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO:
5.00%, 12/15/2023	5,250,000	5,340,693
5.00%, 12/15/2027	5,000,000	5,607,440
Pueblo City Schools, General Obligation, CO:
5.00%, 12/15/2024	3,900,000	4,061,094
5.00%, 12/15/2025	4,225,000	4,515,488
5.00%, 12/15/2026	4,650,000	5,096,893
State of Colorado, Certificate Participation, CO:
Series A, 5.00%, 12/15/2024	750,000	780,216
Series A, 5.00%, 12/15/2025	3,250,000	3,459,406
Series A, 5.00%, 12/15/2027	1,750,000	1,946,090
Weld County School District No. 6 Greeley, General Obligation, CO 5.00%, 12/1/2027	3,070,000	3,439,947
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2028	1,325,000	1,513,956
		49,983,250

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 5.1%
Connecticut State Health & Educational Facilities Authority Revenue, CT:
1.10%, 7/1/2033 (a)	$2,815,000	$2,710,889
1.10%, 7/1/2049 (a)	10,000,000	9,630,156
2.80%, 7/1/2048 (a)	23,560,000	23,436,882
Series A, 5.00%, 7/1/2025	1,860,000	1,966,263
Series S-RE, 5.00%, 7/1/2027	6,000,000	6,677,487
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2025	1,345,000	1,407,427
State of Connecticut Special Tax Revenue, CT:
4.00%, 5/1/2024	2,000,000	2,031,152
5.00%, 1/1/2024	655,000	666,786
5.00%, 1/1/2025	815,000	850,157
5.00%, 5/1/2025	750,000	788,241
5.00%, 10/1/2025	935,000	993,543
5.00%, 5/1/2026	1,230,000	1,326,423
5.00%, 11/1/2026	2,525,000	2,755,862
5.00%, 11/1/2027	2,045,000	2,281,476
5.00%, 10/1/2028	1,300,000	1,479,469
Series A, 5.00%, 5/1/2025	2,105,000	2,212,329
Series A, 5.00%, 7/1/2027	2,500,000	2,768,379
Series B, 5.00%, 7/1/2027	3,500,000	3,875,731
Series C, 5.00%, 1/1/2026	500,000	534,470
State of Connecticut, General Obligation, CT:
4.00%, 1/15/2027	7,595,000	8,045,018
5.00%, 1/15/2027	1,000,000	1,095,281
5.00%, 7/15/2027	2,000,000	2,215,777
Series 2021 A, 3.00%, 1/15/2026	5,000,000	5,041,043
Series 2021 A, 4.00%, 1/15/2026	6,650,000	6,936,743
Series A, 3.00%, 4/15/2024	500,000	502,398
Series A, 5.00%, 4/15/2026	12,895,000	13,891,159
Series B, 3.00%, 6/1/2025	1,750,000	1,759,171
Series B, 4.00%, 6/1/2026	7,445,000	7,818,287
Series B, 5.00%, 2/15/2025	4,805,000	5,027,719
Series B, 5.00%, 4/15/2025	505,000	530,147
Series B, 5.00%, 2/15/2026	12,000,000	12,870,150
Series B, 5.00%, 4/15/2026	4,545,000	4,896,109
Series B, 5.00%, 2/15/2027	2,000,000	2,194,898
Series C, 4.00%, 6/1/2026	1,075,000	1,128,900
Series C, 4.00%, 6/1/2028	5,640,000	6,085,354
Series D, 5.00%, 7/15/2024	1,500,000	1,546,923
Series D, 5.00%, 7/15/2025	3,500,000	3,698,255
Series D, 5.00%, 7/15/2026	13,945,000	15,112,574
Series D, 5.00%, 9/15/2026	2,500,000	2,720,249
Series D, 5.00%, 9/15/2027	3,680,000	4,092,270
Series E, 5.00%, 11/15/2025	7,000,000	7,462,657
Series E, 5.00%, 11/15/2026	5,510,000	6,019,376
Security Description	Principal Amount	Value
Series E, 5.00%, 11/15/2027	$3,925,000	$4,380,813
Series F, 5.00%, 9/15/2024	1,815,000	1,879,538
Series F, 5.00%, 9/15/2025	6,065,000	6,437,100
Series F, 5.00%, 9/15/2026	1,405,000	1,528,780
Series G, 5.00%, 11/15/2024	10,000,000	10,398,367
Town of Greenwich, General Obligation, CT:
5.00%, 1/15/2025	2,000,000	2,092,238
5.00%, 1/15/2027	5,130,000	5,669,718
University of Connecticut Revenue, CT Series A, 5.00%, 2/15/2026	2,670,000	2,860,541
		224,330,675
DELAWARE — 0.5%
County of New Castle, General Obligation, DE 5.00%, 10/1/2023	250,000	253,022
State of Delaware, General Obligation, DE:
5.00%, 3/1/2024	880,000	899,539
5.00%, 2/1/2025	2,780,000	2,905,982
5.00%, 2/1/2026	7,425,000	7,977,977
5.00%, 2/1/2028	1,500,000	1,690,748
Series A, 5.00%, 10/1/2024	3,500,000	3,628,994
Series A, 5.00%, 1/1/2025	3,265,000	3,406,414
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	590,774
		21,353,450
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC:
Series A, 5.00%, 3/1/2024	1,780,000	1,818,553
Series A, 5.00%, 3/1/2025	6,040,000	6,322,377
Series A, 5.00%, 3/1/2026	9,340,000	10,042,835
Series C, 5.00%, 10/1/2026	5,000,000	5,455,120
Series C, 5.00%, 12/1/2026	3,845,000	4,211,969
Series C, 5.00%, 12/1/2027	7,250,000	8,130,475
District of Columbia Water & Sewer Authority Revenue, DC Series C, VRN, 1.75%, 10/1/2054 (a)	8,250,000	8,033,971
District of Columbia, General Obligation, DC:
4.00%, 2/1/2026	2,200,000	2,295,990
4.00%, 2/1/2027	1,350,000	1,432,094
Series A, 5.00%, 1/1/2028	2,300,000	2,584,211
Series B, 5.00%, 6/1/2028	6,000,000	6,804,796
Series A, 5.00%, 10/15/2026	5,000,000	5,460,283
Series B, 5.00%, 6/1/2026	1,695,000	1,834,218
Series D, 5.00%, 6/1/2024	505,000	519,121
Series D, 5.00%, 6/1/2026	3,995,000	4,323,127
Series E, 5.00%, 2/1/2025	525,000	548,600

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Revenue, DC Series B, 5.00%, 10/1/2024	$2,000,000	$2,070,432
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2024	2,000,000	2,062,308
Series A, 5.00%, 7/15/2025	2,635,000	2,780,049
Series A, 5.00%, 7/15/2027	3,000,000	3,324,957
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2025	500,000	526,770
		80,582,256
FLORIDA — 2.6%
Alachua County School Board, Certificate Participation, FL Assured Guaranty Municipal Corp., 5.00%, 7/1/2026 (c)	325,000	347,468
Central Florida Expressway Authority Revenue, FL 5.00%, 7/1/2026 (c)	500,000	540,867
City of Fort Myers Utility System Revenue, FL Series A, Assured Guaranty Municipal Corp., 5.00%, 10/1/2027 (c)	2,390,000	2,647,481
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2024	5,750,000	5,946,505
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2024	500,000	512,022
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2027	1,030,000	1,139,255
Florida Department of Management Services Revenue, FL:
Series A, 5.00%, 9/1/2023	560,000	565,449
Series A, 5.00%, 9/1/2025	2,130,000	2,258,299
Florida Department of Management Services, Certificate Participation, FL Series A, 5.00%, 11/1/2025	2,000,000	2,129,947
JEA Water & Sewer System Revenue, FL Series A, 5.00%, 10/1/2024	500,000	517,459
Lee County School Board, Certificate Participation, FL Series A, Class A, 5.00%, 8/1/2026	620,000	666,653
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,900,700
Security Description	Principal Amount	Value
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2023	$500,000	$506,191
Series A, 5.00%, 10/1/2026	700,000	762,242
Palm Beach County School District, Certificate Participation, FL:
5.00%, 8/1/2025	785,000	828,612
Series B, 5.00%, 8/1/2027	1,800,000	1,989,150
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	1,800,000	1,997,847
State of Florida, General Obligation, FL:
5.00%, 7/1/2023	620,000	623,659
5.00%, 6/1/2028	14,365,000	16,276,836
Series A, 5.00%, 6/1/2024	12,375,000	12,725,332
Series A, 5.00%, 6/1/2025	10,861,000	11,453,538
Series A, 5.00%, 7/1/2027	10,135,000	11,257,665
Series A, 5.00%, 6/1/2028	5,000,000	5,665,449
Series B, 5.00%, 6/1/2024	1,065,000	1,095,150
Series B, 5.00%, 6/1/2025	2,600,000	2,741,847
Series B, 5.00%, 6/1/2026	4,380,000	4,745,322
Series B, 5.00%, 6/1/2027	12,170,000	13,492,120
Series C, 5.00%, 6/1/2024	2,940,000	3,023,230
Volusia County School Board, Certificate Participation, FL Series B, COPs, 5.00%, 8/1/2024	4,500,000	4,638,705
		112,995,000
GEORGIA — 2.5%
Athens-Clarke County Unified Government, General Obligation, GA 5.00%, 12/1/2026	7,395,000	8,095,333
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series F-SUB, 5.00%, 7/1/2024	4,320,000	4,445,506
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	5,735,000	6,186,979
City of Atlanta Water & Wastewater Revenue, GA Series A, 5.00%, 11/1/2024	695,000	722,100
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,177,023
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	3,024,594
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	15,195,000	16,941,579
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,125,000	3,386,528

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2027	$860,000	$954,527
Gwinnett County School District, General Obligation, GA 5.00%, 8/1/2026	885,000	962,494
Gwinnett County Water & Sewerage Authority Revenue, GA 5.00%, 8/1/2023	525,000	529,143
Henry County School District, General Obligation, GA:
4.00%, 8/1/2025	1,105,000	1,143,625
4.00%, 8/1/2026	2,500,000	2,633,512
Private Colleges & Universities Authority Revenue, GA:
Series A, 5.00%, 9/1/2025	2,000,000	2,120,952
Series B, 5.00%, 9/1/2025	8,000,000	8,483,806
State of Georgia, General Obligation, GA:
Series A, 5.00%, 7/1/2023	600,000	603,541
Series A, 5.00%, 8/1/2025	5,500,000	5,826,047
Series A, 5.00%, 7/1/2026	4,500,000	4,885,415
Series A, 5.00%, 8/1/2026	2,500,000	2,719,747
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	12,500,000	13,570,597
Series C-GRP 4, 4.00%, 7/1/2027	18,000,000	19,254,551
Series E, 5.00%, 12/1/2026	750,000	822,688
Series F, 5.00%, 1/1/2026	500,000	535,709
		109,025,996
HAWAII — 1.1%
City & County of Honolulu, General Obligation, HI:
5.00%, 3/1/2026	650,000	698,532
5.00%, 3/1/2028	10,125,000	11,399,297
Series A, 5.00%, 11/1/2026	3,950,000	4,315,412
Series A, 5.00%, 11/1/2027	5,360,000	5,994,637
Series B, 5.00%, 3/1/2025	13,780,000	14,421,601
Series D, 5.00%, 8/1/2025	4,825,000	5,104,284
Series D, 5.00%, 9/1/2025	510,000	540,720
Series E, 5.00%, 3/1/2027	2,500,000	2,753,370
State of Hawaii, General Obligation, HI:
Series FG, 5.00%, 10/1/2024	575,000	595,421
Series FK, 5.00%, 5/1/2025	1,005,000	1,055,200
		46,878,474
ILLINOIS — 1.2%
Illinois Finance Authority Revenue, IL:
4.00%, 7/1/2026	2,100,000	2,178,677
5.00%, 1/1/2025	2,895,000	3,014,840
5.00%, 7/1/2025	4,995,000	5,271,388
5.00%, 1/1/2026	4,620,000	4,941,047
5.00%, 7/1/2026	1,000,000	1,083,363
5.00%, 7/1/2027	4,400,000	4,870,470
Series A, 5.00%, 10/1/2025	5,500,000	5,829,290
Security Description	Principal Amount	Value
Illinois State Toll Highway Authority Revenue, IL:
5.00%, 1/1/2026	$1,980,000	$2,115,414
5.00%, 1/1/2027	5,215,000	5,696,846
Series B, 5.00%, 1/1/2026	1,845,000	1,971,181
Series B, 5.00%, 1/1/2028	1,830,000	2,043,899
Series C, 5.00%, 1/1/2028	1,650,000	1,842,860
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,193,868
Sales Tax Securitization Corp. Revenue, IL:
5.00%, 1/1/2028	3,250,000	3,576,219
Series A, 5.00%, 1/1/2027	5,000,000	5,387,573
		53,016,935
INDIANA — 0.6%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	2,690,000	2,923,530
Indiana Finance Authority Revenue, IN:
5.00%, 10/1/2024	500,000	517,757
5.00%, 2/1/2025	6,785,000	7,087,519
5.00%, 10/1/2025	1,680,000	1,783,094
5.00%, 2/1/2027	1,925,000	2,115,812
Series A, 5.00%, 6/1/2024	545,000	559,861
Series A, 5.00%, 6/1/2025	1,175,000	1,236,818
Series A, 5.00%, 2/1/2026	1,000,000	1,069,370
Series A, 5.00%, 6/1/2026	2,315,000	2,500,731
Series A, 5.00%, 2/1/2027	7,010,000	7,683,866
		27,478,358
IOWA — 0.1%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2027	1,750,000	1,948,358
State of Iowa Revenue, IA 5.00%, 6/15/2026	500,000	540,138
		2,488,496
KANSAS — 0.3%
Johnson County Public Building Commission Revenue, KS 5.00%, 9/1/2025	9,495,000	10,044,046
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series B, 5.00%, 9/1/2023	850,000	858,270
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	2,000,000	2,095,346
		12,997,662

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
KENTUCKY — 0.0% (d)
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2023	$100,000	$100,524
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, Class A, 5.00%, 4/1/2027	1,610,000	1,769,013
		1,869,537
LOUISIANA — 0.7%
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2026	1,135,000	1,214,056
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue, LA Series B, 5.00%, 8/15/2027	3,500,000	3,831,529
State of Louisiana Revenue, LA:
5.00%, 9/1/2025	1,500,000	1,589,628
5.00%, 9/1/2026	1,150,000	1,248,558
State of Louisiana, General Obligation, LA:
5.00%, 4/1/2027	3,725,000	4,101,858
Series A, 5.00%, 3/1/2024	7,460,000	7,621,572
Series A, 5.00%, 3/1/2025	7,830,000	8,173,680
Series A, 5.00%, 3/1/2026	1,100,000	1,180,526
Series C, 5.00%, 8/1/2023	125,000	125,970
		29,087,377
MAINE — 0.3%
State of Maine, General Obligation, ME:
Series B, 4.00%, 6/1/2025	1,500,000	1,546,882
Series B, 5.00%, 6/1/2023	50,000	50,192
Series B, 5.00%, 6/1/2024	700,000	719,817
Series B, 5.00%, 6/1/2025	3,000,000	3,160,425
Series B, 5.00%, 6/1/2026	2,990,000	3,234,632
Series D, 5.00%, 6/1/2026	3,785,000	4,094,676
		12,806,624
MARYLAND — 4.2%
County of Baltimore, Certificate Participation, MD 5.00%, 3/1/2024	5,810,000	5,934,253
County of Baltimore, General Obligation, MD 5.00%, 3/1/2025	6,675,000	6,990,888
County of Harford, General Obligation, MD Series B, 5.00%, 7/1/2025	8,115,000	8,574,964
County of Montgomery, General Obligation, MD:
Series A, 4.00%, 8/1/2024	11,000,000	11,214,124
Series A, 5.00%, 11/1/2025	1,015,000	1,082,260
Series A, 5.00%, 8/1/2026	15,500,000	16,857,237
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2027	$13,500,000	$15,041,994
Series B, 4.00%, 11/1/2024	815,000	834,139
Series B, 4.00%, 11/1/2025	13,335,000	13,870,328
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2024	7,860,000	8,107,894
Series A, 5.00%, 7/15/2025	10,500,000	11,106,768
Series A, 5.00%, 7/15/2027	1,085,000	1,207,678
State of Maryland Department of Transportation Revenue, MD:
5.00%, 5/1/2023	135,000	135,244
5.00%, 5/1/2025	940,000	988,124
5.00%, 9/1/2025	500,000	530,238
5.00%, 10/1/2025	14,000,000	14,880,078
5.00%, 10/1/2026	10,090,000	11,001,339
5.00%, 10/1/2027	1,865,000	2,080,215
Series 2022-B, 5.00%, 12/1/2027	3,700,000	4,142,387
Series A, 5.00%, 12/1/2027	2,190,000	2,451,845
Series B, 5.00%, 12/1/2026	15,615,000	17,093,797
State of Maryland, General Obligation, MD:
5.00%, 8/1/2024	2,000,000	2,064,826
5.00%, 8/1/2026	7,180,000	7,808,707
5.00%, 8/1/2027	2,000,000	2,228,444
Series A, 5.00%, 8/1/2023	925,000	932,299
Series A, 5.00%, 8/1/2025	525,000	556,000
Series A, 5.00%, 8/1/2026	12,055,000	13,110,580
Series B, 5.00%, 8/1/2024	5,015,000	5,177,550
Series C, 5.00%, 8/1/2023	500,000	503,945
Washington Suburban Sanitary Commission Revenue, MD 4.00%, 6/1/2025	565,000	583,288
		187,091,433
MASSACHUSETTS — 3.9%
City of Boston, General Obligation, MA:
Series A, 5.00%, 11/1/2024	7,475,000	7,765,290
Series A, 5.00%, 11/1/2027	8,000,000	8,995,383
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 7/1/2025	1,000,000	1,056,681
Series A, 5.00%, 9/1/2026	22,445,000	24,460,931
Series B, 5.00%, 7/1/2024	5,555,000	5,726,044
Series B, 5.00%, 11/1/2024	10,000,000	10,394,654
Series B, 5.00%, 7/1/2025	2,300,000	2,430,366
Series B, 5.00%, 11/1/2025	8,500,000	9,063,258
Series B, 5.00%, 7/1/2026	5,595,000	6,072,371
Series C, 5.00%, 10/1/2026	500,000	546,040
Series D, 5.00%, 7/1/2026	2,055,000	2,230,335
Series D, 5.00%, 11/1/2028	5,000,000	5,728,387
Series E, 5.00%, 11/1/2026	4,015,000	4,393,657

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	$14,750,000	$15,205,533
5.00%, 7/1/2024	2,500,000	2,575,735
5.00%, 7/1/2025	2,500,000	2,641,702
5.00%, 7/1/2028	1,000,000	1,135,154
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,658,610
5.00%, 2/1/2026	3,500,000	3,759,667
5.00%, 8/1/2026	935,000	1,017,499
5.00%, 2/1/2027	1,000,000	1,101,825
5.00%, 2/1/2028	1,125,000	1,269,161
Series 21, 5.00%, 8/1/2025	510,000	540,352
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	7,900,000	8,413,412
Series A, 5.00%, 10/15/2027	1,670,000	1,869,688
Massachusetts School Building Authority Revenue, MA:
Series A, 5.00%, 2/15/2035	1,510,000	1,541,239
Series A, 5.00%, 2/15/2037	2,300,000	2,347,583
Series A, 5.00%, 2/15/2049	11,300,000	12,130,053
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series A, 5.00%, 1/1/2024	500,000	508,997
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	6,320,000	6,690,195
Series C, 5.00%, 8/1/2023	890,000	896,898
Series C, 5.00%, 8/1/2024	4,820,000	4,974,952
University of Massachusetts Building Authority Revenue, MA:
Series 2019-1, 5.00%, 5/1/2025	500,000	525,286
Series 2019-1, 5.00%, 5/1/2026	4,190,000	4,521,053
Series 2021-1, 5.00%, 11/1/2025	4,000,000	4,260,928
		170,448,919
MICHIGAN — 0.4%
Birmingham City School District, General Obligation, AL:
5.00%, 5/1/2027 (b)	1,675,000	1,835,498
5.00%, 5/1/2028 (b)	1,250,000	1,398,967
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2025	2,000,000	2,096,173
Security Description	Principal Amount	Value
Michigan State Building Authority Revenue, MI:
5.00%, 4/15/2024	$1,500,000	$1,535,975
5.00%, 4/15/2025	2,000,000	2,100,812
5.00%, 4/15/2026	1,000,000	1,077,556
Series I, 5.00%, 4/15/2023	150,000	150,106
State of Michigan Trunk Line Revenue, MI Series A, 5.00%, 11/15/2024	1,000,000	1,039,514
University of Michigan Revenue, MI:
Series A, 5.00%, 4/1/2023	480,000	480,000
Series A, 5.00%, 4/1/2024	3,075,000	3,151,540
Series A, 5.00%, 4/1/2025	3,170,000	3,325,764
		18,191,905
MINNESOTA — 2.0%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	8,740,000	8,849,434
County of Hennepin, General Obligation, MN Series B, 5.00%, 12/15/2025	820,000	877,267
Metropolitan Council, General Obligation, MN Series C, 5.00%, 12/1/2026	1,355,000	1,485,822
State of Minnesota, General Obligation, MN:
2.00%, 8/1/2023	600,000	598,565
3.00%, 8/1/2026	630,000	639,958
5.00%, 8/1/2027	1,845,000	2,056,546
Series A, 5.00%, 8/1/2024	600,000	619,846
Series A, 5.00%, 8/1/2025	12,845,000	13,606,467
Series A, 5.00%, 8/1/2026	520,000	565,707
Series B, 5.00%, 8/1/2025	700,000	741,497
Series B, 5.00%, 9/1/2026	15,550,000	16,951,991
Series B, 5.00%, 8/1/2027	11,000,000	12,261,250
Series D, 5.00%, 8/1/2027	10,610,000	11,826,533
Series E, 3.00%, 8/1/2024	3,500,000	3,525,095
Series E, 3.00%, 8/1/2025	12,150,000	12,252,375
University of Minnesota Revenue, MN:
Series B, 5.00%, 12/1/2023	500,000	507,831
Series B, 5.00%, 12/1/2024	580,000	603,286
		87,969,470
MISSOURI — 0.6%
Metropolitan St. Louis Sewer District Revenue, MO:
Series A, 5.00%, 5/1/2025	850,000	892,458
Series A, 5.00%, 5/1/2026	1,065,000	1,150,134
Missouri Highway & Transportation Commission Revenue, MO 5.00%, 11/1/2026	10,465,000	11,444,416

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2025	$10,760,000	$11,406,890
		24,893,898
NEBRASKA — 0.0% (d)
Omaha Public Power District Revenue, NE Series B, 5.00%, 2/1/2028	1,600,000	1,795,670
NEVADA — 0.6%
County of Clark Revenue, NV 5.00%, 7/1/2025	5,950,000	6,267,227
County of Clark, General Obligation, NV:
Series A, 5.00%, 11/1/2023	260,000	263,682
Series B, 5.00%, 12/1/2025	1,150,000	1,227,460
Las Vegas Valley Water District, General Obligation, NV:
Series A, 5.00%, 6/1/2024	600,000	616,569
Series B, 5.00%, 6/1/2025	1,400,000	1,474,562
Series C, 5.00%, 6/1/2026	14,340,000	15,495,037
State of Nevada, General Obligation, NV Series A, 5.00%, 5/1/2024	1,000,000	1,026,327
		26,370,864
NEW JERSEY — 1.0%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	7,500,000	7,613,123
County of Union, General Obligation, NJ Series A & B, 3.00%, 3/1/2025	500,000	504,107
Hudson County Improvement Authority Revenue, NJ:
4.00%, 10/1/2024	650,000	663,147
4.00%, 10/1/2025	535,000	553,840
New Jersey Educational Facilities Authority Revenue, NJ:
5.00%, 3/1/2027	31,370,000	34,611,133
Series B, 5.00%, 7/1/2023	505,000	507,993
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	634,143
		45,087,486
NEW MEXICO — 1.3%
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2025	2,600,000	2,740,136
Series A, 5.00%, 6/15/2026	3,400,000	3,678,394
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2023	600,000	603,497
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2026	$15,000,000	$16,230,899
Series A, Class A, 5.00%, 7/1/2027	26,935,000	29,815,028
Series B, 4.00%, 7/1/2023	965,000	968,322
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2026	3,500,000	3,761,329
Series B, 5.00%, 3/1/2025	500,000	523,662
		58,321,267
NEW YORK — 16.8%
City of New York, General Obligation, NY:
4.00%, 3/1/2025	900,000	925,575
5.00%, 8/1/2027	30,305,000	33,700,306
5.00%, 8/1/2028	2,100,000	2,388,168
Series A, 5.00%, 8/1/2024	1,105,000	1,140,377
Series A, 5.00%, 8/1/2026	3,350,000	3,638,850
Series A-1, 5.00%, 8/1/2023	525,000	529,143
Series A-1, 5.00%, 8/1/2025	16,825,000	17,834,187
Series A-1, 5.00%, 8/1/2026	17,000,000	18,465,808
Series A-1, 5.00%, 9/1/2027	12,160,000	13,548,271
Series B-1, 5.00%, 10/1/2025	1,065,000	1,134,079
Series B-1, 5.00%, 11/1/2026	18,060,000	19,737,221
Series B-1, 5.00%, 8/1/2027	12,000,000	13,344,454
Series C, 5.00%, 8/1/2023	660,000	665,208
Series C, 5.00%, 8/1/2024	865,000	892,693
Series C, 5.00%, 8/1/2025	1,210,000	1,282,577
Series C, 5.00%, 8/1/2026	6,860,000	7,451,497
Series C-1, 5.00%, 8/1/2025	1,120,000	1,187,179
Series C-1, 5.00%, 8/1/2026	3,065,000	3,329,277
Series E, 5.00%, 8/1/2024	10,000,000	10,320,151
Series E, 5.00%, 8/1/2025	2,250,000	2,384,958
Series J-10-REMK, 5.00%, 8/1/2026	4,040,000	4,388,345
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,498,315
Series J-SUBSER J11-REMK, 5.00%, 8/1/2026	685,000	744,063
County of Albany, General Obligation, NY 5.00%, 4/1/2023	500,000	500,000
County of Westchester, General Obligation, NY:
5.00%, 10/15/2025	8,240,000	8,758,784
5.00%, 10/15/2026	8,655,000	9,451,751
Series D, 5.00%, 12/15/2024	600,000	624,987
Erie County Industrial Development Agency Revenue, NY 5.00%, 5/1/2026	1,000,000	1,080,866
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 7/1/2024	3,100,000	3,189,293
5.00%, 7/1/2025	1,000,000	1,052,644
Series A, 5.00%, 7/1/2023	500,000	502,780

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$685,000	$704,731
Series B, 5.00%, 7/1/2023	600,000	603,336
New York City Municipal Water Finance Authority Revenue, NY:
4.00%, 6/15/2024	6,240,000	6,348,952
5.00%, 6/15/2024	615,000	632,943
5.00%, 6/15/2025	1,330,000	1,379,406
5.00%, 6/15/2026	47,360,000	51,215,412
5.00%, 6/15/2027	1,750,000	1,865,589
Series A, 5.00%, 6/15/2023	200,000	200,947
Series AA-2, 5.00%, 6/15/2028	500,000	546,009
Series CC-, 5.00%, 6/15/2025	8,905,000	9,392,801
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,083,167
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,195,195
New York City Transitional Finance Authority Building Aid Revenue, NY:
5.00%, 7/15/2023	1,030,000	1,036,641
Series S-1, 5.00%, 7/15/2025	1,790,000	1,894,402
Series S1A, 5.00%, 7/15/2026	1,300,000	1,409,703
Series S1A, 5.00%, 7/15/2027	1,000,000	1,110,043
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	586,882
Series S-3-SUBSER, 5.00%, 7/15/2026	1,050,000	1,138,606
Series S-4A, 5.00%, 7/15/2026	4,730,000	5,129,149
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.00%, 11/1/2024	14,915,000	15,475,432
5.00%, 11/1/2025	15,795,000	16,825,338
5.00%, 5/1/2026	2,100,000	2,268,519
5.00%, 11/1/2026	14,690,000	16,064,832
5.00%, 11/1/2027	12,600,000	14,103,509
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	5,467,948
Series 1-REMK, 5.00%, 11/1/2027	3,955,000	4,426,935
Series A-1, 5.00%, 8/1/2024	1,000,000	1,031,353
Series A-1, 5.00%, 11/1/2025	9,725,000	10,359,380
Series A-1, 5.00%, 11/1/2026	5,325,000	5,823,365
Series A-1, 5.00%, 11/1/2027	1,245,000	1,393,561
Series B-1, 5.00%, 11/1/2025	1,095,000	1,166,429
Series B-1, 5.00%, 8/1/2026	3,000,000	3,260,681
Series C, 5.00%, 11/1/2025	500,000	532,616
Series D-S, 5.00%, 11/1/2024	10,000,000	10,375,751
Series D-S, 5.00%, 11/1/2025	1,500,000	1,597,848
Series D-S, 5.00%, 11/1/2026	3,375,000	3,690,865
Series F-1, 5.00%, 2/1/2025	1,015,000	1,059,514
Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, NY:
5.00%, 2/15/2024	$5,000	$5,103
5.00%, 10/1/2024	1,060,000	1,095,438
Assured Guaranty Municipal Corp., 5.00%, 10/1/2025 (c)	1,200,000	1,269,775
5.00%, 10/1/2027	3,600,000	3,986,221
Series 1, 5.00%, 1/15/2024	625,000	636,784
Series A, 5.00%, 7/1/2023	740,000	744,350
Series A, 5.00%, 3/15/2024	7,000,000	7,158,754
Series A, 5.00%, 7/1/2024	1,380,000	1,421,887
Series A, 5.00%, 9/15/2024	10,000,000	10,362,824
Series A, 5.00%, 10/1/2024	1,575,000	1,627,655
Series A, 5.00%, 3/15/2025	3,000,000	3,148,345
Series A, 5.00%, 7/1/2025	660,000	697,706
Series A, 5.00%, 9/15/2025	9,000,000	9,538,939
Series A, 5.00%, 3/15/2026	4,050,000	4,353,499
Series A, 5.00%, 7/1/2026	2,635,000	2,864,992
Series A, 5.00%, 3/15/2027	12,455,000	13,715,352
Series B, 5.00%, 10/1/2024	600,000	620,059
Series C, 5.00%, 3/15/2025	5,920,000	6,210,403
Series D, 5.00%, 2/15/2024	7,680,000	7,846,699
Series D, 5.00%, 2/15/2025	1,085,000	1,136,305
Series D, 5.00%, 2/15/2026	11,815,000	12,671,735
Series D, 5.00%, 2/15/2027	885,000	972,551
Series E, 5.00%, 3/15/2027	27,950,000	30,778,501
New York State Environmental Facilities Corp. Revenue, NY:
5.00%, 6/15/2023	500,000	502,396
5.00%, 6/15/2024	585,000	602,137
5.00%, 6/15/2026	4,945,000	5,375,400
5.00%, 6/15/2027	3,750,000	4,180,246
Series 2017A, 5.00%, 6/15/2023	540,000	542,588
Series A, 5.00%, 6/15/2024	1,400,000	1,441,013
Series A, 5.00%, 6/15/2025	2,590,000	2,734,728
Series A, 5.00%, 6/15/2026	5,615,000	6,103,715
Series B-SUB, 5.00%, 6/15/2026	720,000	782,667
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	20,175,000	21,686,878
Series A, 5.00%, 3/15/2027	17,955,000	19,757,761
New York State Urban Development Corp. Revenue, NY:
5.00%, 3/15/2025	9,450,000	9,918,030
5.00%, 3/15/2028	3,295,000	3,716,232
Series A, 5.00%, 3/15/2026	5,000,000	5,373,212
Series E GROUP 1, 5.00%, 3/15/2025	22,500,000	23,614,357
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	32,274,783

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY:
5.00%, 7/15/2023	$725,000	$729,829
Series 222, 5.00%, 7/15/2026	3,125,000	3,388,708
Series 230TH, 4.00%, 12/1/2027	3,750,000	4,035,264
Sales Tax Asset Receivable Corp. Revenue, NY Series A, 4.00%, 10/15/2023	100,000	100,769
State of New York, General Obligation, NY Series A, 5.00%, 2/15/2024	500,000	510,647
Town of Brookhaven, General Obligation, NY:
Series C, 5.00%, 1/15/2025	7,585,000	7,926,683
Series C, 5.00%, 1/15/2026	3,475,000	3,726,254
Triborough Bridge & Tunnel Authority Revenue, NY:
4.00%, 5/15/2027	27,725,000	29,554,564
5.00%, 11/15/2027	17,300,000	19,331,102
5.00%, 11/15/2028	4,750,000	5,427,702
Series A-2, 2.00%, 5/15/2045 (a)	1,100,000	1,083,094
Series B, 5.00%, 11/15/2024	510,000	530,482
Series B, 5.00%, 5/15/2027	10,000,000	11,050,159
Series F-REMK 10/27/21, 5.00%, 11/1/2026	2,425,000	2,648,463
		742,603,337
NORTH CAROLINA — 2.1%
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2024	9,605,000	9,895,973
5.00%, 7/1/2025	2,000,000	2,113,811
5.00%, 7/1/2026	3,735,000	4,054,894
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	5,840,000	6,590,274
County of Mecklenburg, General Obligation, NC:
5.00%, 3/1/2024	9,045,000	9,244,188
5.00%, 3/1/2026	1,750,000	1,883,223
5.00%, 9/1/2027	10,000,000	11,163,932
Series A, 5.00%, 4/1/2025	4,520,000	4,745,703
County of Wake Revenue, NC:
5.00%, 3/1/2025	3,250,000	3,405,046
5.00%, 3/1/2026	650,000	698,723
County of Wake, General Obligation, NC:
Series A, 5.00%, 5/1/2028 (b)	5,000,000	5,663,188
Series A, 5.00%, 3/1/2025	7,950,000	8,329,265
State of North Carolina Revenue, NC Series B, 5.00%, 5/1/2026	5,625,000	6,071,171
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2024	2,200,000	2,262,026
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2025	$10,000,000	$10,549,895
Series A, 5.00%, 6/1/2026	3,000,000	3,253,087
Series A, 5.00%, 6/1/2027	2,000,000	2,222,318
Series B, 5.00%, 6/1/2025	625,000	659,368
		92,806,085
OHIO — 2.3%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	3,285,000	3,400,771
City of Cincinnati, General Obligation, OH 5.00%, 12/1/2025	500,000	533,278
City of Columbus, General Obligation, OH:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,120,222
Series A, 3.00%, 8/15/2023	795,000	796,317
Series A, 5.00%, 4/1/2024	6,050,000	6,195,469
Series A, 5.00%, 4/1/2026	9,000,000	9,694,308
Series A, 5.00%, 4/1/2028	1,095,000	1,236,226
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	7,000,000	7,462,166
Ohio State University Revenue, OH:
5.00%, 12/1/2025	6,000,000	6,388,159
5.00%, 12/1/2026	2,600,000	2,841,445
Series A, 5.00%, 12/1/2024	7,000,000	7,269,436
Series A, 5.00%, 12/1/2025	2,500,000	2,661,733
Ohio Water Development Authority Revenue, OH:
5.00%, 6/1/2023	700,000	702,679
5.00%, 6/1/2024	500,000	514,097
5.00%, 12/1/2025	670,000	716,023
Series A, 5.00%, 12/1/2025	1,175,000	1,255,712
Series A, 5.00%, 6/1/2026	3,960,000	4,289,031
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 5.00%, 6/1/2024	2,925,000	3,007,467
Series B, 5.00%, 12/1/2024	6,675,000	6,948,521
Series B, 5.00%, 12/1/2025	1,480,000	1,581,663
State of Ohio Revenue, OH:
5.00%, 12/15/2024	725,000	754,578
5.00%, 2/1/2027	3,435,000	3,762,276
Series 1, 5.00%, 12/15/2027	1,000,000	1,120,067
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,094,617
Series 2019-1, 5.00%, 12/15/2025	655,000	699,325
State of Ohio, General Obligation, OH:
5.00%, 8/1/2025	5,000,000	5,292,905
Series A, 5.00%, 9/1/2023	325,000	328,242
Series A, 5.00%, 6/15/2025	2,995,000	3,159,720

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2026	$3,125,000	$3,377,707
Series A, 5.00%, 6/15/2026	2,820,000	3,057,255
Series B, 5.00%, 8/1/2023	130,000	131,030
Series B, 5.00%, 9/15/2024	2,500,000	2,589,258
Series B, 5.00%, 9/15/2025	650,000	690,357
Series B, 5.00%, 9/15/2026	1,000,000	1,090,876
Series S, 5.00%, 5/1/2023	105,000	105,187
		99,868,123
OKLAHOMA — 0.8%
Canadian County Educational Facilities Authority Revenue, OK 5.00%, 9/1/2026	770,000	829,959
City of Tulsa, General Obligation, OK 5.00%, 3/1/2025	2,950,000	3,084,540
Oklahoma Capitol Improvement Authority Revenue, OK:
5.00%, 7/1/2023	500,000	502,682
Series 2020A, 5.00%, 7/1/2025	3,900,000	4,107,930
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK 3.00%, 7/1/2027	13,500,000	13,651,507
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2025	800,000	848,188
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2025	2,000,000	2,079,315
Series A, 5.00%, 1/1/2026	4,250,000	4,529,000
Series D, 5.00%, 1/1/2024	505,000	513,674
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,485,029
Tulsa Public Facilities Authority Revenue, OK:
4.00%, 10/1/2026	1,250,000	1,307,976
5.00%, 6/1/2024	500,000	512,766
		34,452,566
OREGON — 0.7%
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2025	2,230,000	2,351,174
Salem-Keizer School District No. 24J, General Obligation, OR 5.00%, 6/15/2025	705,000	742,533
State of Oregon, General Obligation, OR:
5.00%, 5/1/2026	6,745,000	7,284,181
5.00%, 5/1/2027	2,050,000	2,268,347
Series A, 5.00%, 5/1/2027	645,000	713,699
Series A, 5.00%, 5/1/2028	1,000,000	1,132,057
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2024	$11,000,000	$11,283,688
Series A, 5.00%, 5/1/2025	770,000	809,580
Series A, 5.00%, 5/1/2026	2,715,000	2,932,031
Series A, 5.00%, 5/1/2027	3,000,000	3,319,532
		32,836,822
PENNSYLVANIA — 1.9%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 1/1/2025	4,000,000	4,171,156
5.00%, 5/15/2025	9,245,000	9,718,376
5.00%, 7/15/2025	7,000,000	7,390,119
5.00%, 10/1/2025	3,135,000	3,328,163
5.00%, 5/15/2026	10,035,000	10,828,624
5.00%, 5/15/2027	3,300,000	3,643,821
5.00%, 10/1/2027	10,000,000	11,135,879
5.00%, 1/1/2024	605,000	615,796
1st Series, 5.00%, 3/1/2024	12,500,000	12,773,001
2nd Series, 5.00%, 9/15/2023	615,000	621,561
Series 2020, 5.00%, 5/1/2025	16,950,000	17,800,175
Series 2020, 5.00%, 5/1/2026	1,500,000	1,617,125
Pennsylvania Higher Educational Facilities Authority Revenue, PA Series AT-1, 5.00%, 6/15/2023	275,000	276,147
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2023	500,000	507,963
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2024	1,000,000	1,021,205
		85,449,111
SOUTH CAROLINA — 0.4%
Kershaw County School District, General Obligation, SC Series A, 5.00%, 3/1/2028	1,100,000	1,238,442
State of South Carolina, General Obligation, SC:
Series A, 5.00%, 4/1/2024	4,985,000	5,104,862
Series A, 5.00%, 4/1/2025	12,440,000	13,061,181
		19,404,485
TENNESSEE — 1.0%
City of Knoxville, General Obligation, TN 5.00%, 5/1/2025	7,235,000	7,612,916
City of Memphis, General Obligation, TN 5.00%, 5/1/2024	2,000,000	2,050,076
County of Hamilton, General Obligation, TN Series A, Class A, 5.00%, 4/1/2026	500,000	539,325

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Shelby, General Obligation, TN Series B, 5.00%, 4/1/2026	$3,855,000	$4,152,395
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN:
Series A, 5.00%, 7/1/2025	2,000,000	2,108,871
Series A, 5.00%, 7/1/2026	1,500,000	1,623,090
Series B, 5.00%, 7/1/2023	750,000	754,298
Series B, 5.00%, 7/1/2025	1,000,000	1,054,436
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	10,840,000	11,463,935
Series B, 4.00%, 1/1/2028	9,775,000	10,490,825
		41,850,167
TEXAS — 8.7%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,480,810
Austin Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/1/2024 (c)	5,910,000	6,101,560
Permanent School Fund Guaranteed, 5.00%, 8/1/2025 (c)	4,795,000	5,072,547
Permanent School Fund Guaranteed, 5.00%, 8/1/2026 (c)	1,250,000	1,357,362
5.00%, 8/1/2027	1,000,000	1,108,119
5.00%, 8/1/2028	1,000,000	1,132,392
Series 2019, Permanent School Fund Guaranteed, 5.00%, 8/1/2023 (c)	660,000	665,316
Bexar County Hospital District, General Obligation, TX:
5.00%, 2/15/2025	2,015,000	2,102,767
5.00%, 2/15/2027	1,080,000	1,181,478
Board of Regents of the University of Texas System Revenue, TX Series H, 5.00%, 8/15/2025	2,300,000	2,433,482
Brazosport Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	6,500,000	6,794,011
City of Austin Electric Utility Revenue, TX Series A, 5.00%, 11/15/2026	500,000	545,678
Security Description	Principal Amount	Value
City of Austin, General Obligation, TX 5.00%, 9/1/2026	$9,105,000	$9,897,788
City of Dallas, General Obligation, TX Series A, 5.00%, 2/15/2025	8,125,000	8,501,607
City of Fort Worth, General Obligation, TX:
5.00%, 3/1/2024	9,390,000	9,592,521
5.00%, 3/1/2025	9,630,000	10,074,701
City of Houston Combined Utility System Revenue, TX:
Series C, 5.00%, 11/15/2024	865,000	898,761
Series C, 5.00%, 11/15/2026	1,000,000	1,086,649
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2024	4,225,000	4,316,124
Series A, 5.00%, 3/1/2026	2,500,000	2,678,643
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,079,004
5.00%, 2/1/2024	475,000	483,838
5.00%, 2/1/2026	1,000,000	1,069,652
5.00%, 2/1/2027	2,900,000	3,167,414
Collin County Community College District, General Obligation, TX:
5.00%, 8/15/2027	3,680,000	4,091,101
5.00%, 8/15/2028	3,355,000	3,813,180
Series A, 5.00%, 8/15/2024	3,000,000	3,100,230
Series A, 5.00%, 8/15/2025	3,990,000	4,228,175
Series A, 5.00%, 8/15/2026	4,825,000	5,241,133
Comal Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/1/2025 (c)	3,225,000	3,369,970
Permanent School Fund Guaranteed, 5.00%, 2/1/2026 (c)	4,000,000	4,292,216
Series B, 5.00%, 2/1/2024 (c)	640,000	652,700
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	2,000,000	2,092,330
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	2,400,000	2,572,651
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (c)	1,085,000	1,218,744
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2025	2,000,000	2,116,544

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2026	$500,000	$543,292
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2024	5,000,000	5,182,786
Series A, 5.00%, 10/1/2025	10,000,000	10,616,149
Series A, 5.00%, 10/1/2026	2,390,000	2,602,511
County of Williamson, General Obligation, TX:
4.00%, 2/15/2026	4,250,000	4,436,381
5.00%, 2/15/2024	800,000	816,965
5.00%, 2/15/2025	530,000	554,566
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028	2,805,000	3,154,888
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	7,000,000	7,316,627
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	9,910,000	10,634,297
Dallas Area Rapid Transit Revenue, TX 5.00%, 12/1/2025	1,185,000	1,265,133
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,000,000	3,291,182
5.00%, 2/15/2028	2,500,000	2,798,388
Dallas Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2026 (c)	4,460,000	4,665,199
Series A, Permanent School Fund Guaranteed, 4.00%, 2/15/2026 (c)	14,660,000	15,334,489
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	11,945,000	12,496,441
Del Valle Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 6/15/2027 (c)	2,500,000	2,763,518
Denton Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2025 (c)	1,625,000	1,720,077
Fort Bend County, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (c)	2,100,000	2,331,828
Security Description	Principal Amount	Value
Fort Bend Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2024 (c)	$2,250,000	$2,325,172
Permanent School Fund Guaranteed, 5.00%, 8/15/2025 (c)	3,990,000	4,219,674
Series B, Permanent School Fund Guaranteed, 0.72%, 8/1/2051 (a) (c)	2,580,000	2,364,252
Frisco Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 2/15/2026 (c)	6,100,000	6,139,033
Harris County Flood Control District Revenue, TX Series A, 5.00%, 10/1/2024	3,500,000	3,632,652
Hays Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2026 (c)	1,055,000	1,069,017
Houston Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	4,165,000	4,250,446
Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	4,530,000	4,734,903
Katy Independent School District, General Obligation, TX:
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	4,260,000	4,457,458
Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2026 (c)	1,415,000	1,520,048
McKinney Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2024 (c)	4,500,000	4,592,319
Pearland Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2025 (c)	5,830,000	6,083,936

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Permanent University Fund-Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	$9,085,000	$10,060,289
5.00%, 7/1/2028	7,540,000	8,535,136
Pflugerville Independent School District, General Obligation, TX 5.00%, 2/15/2026	3,000,000	3,219,262
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,629,339
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	2,735,000	2,831,316
Series A-2, 5.00%, 10/1/2025	2,000,000	2,121,734
Series A-2, 5.00%, 10/1/2026	2,900,000	3,151,761
Series A-2, 5.00%, 10/1/2027	3,155,000	3,507,673
Round Rock Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/1/2024 (c)	6,790,000	7,010,083
5.00%, 8/1/2028	1,015,000	1,148,834
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2024 (c)	8,505,000	8,780,671
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2025 (c)	3,480,000	3,678,191
San Antonio Water System Revenue, TX:
Series A, 2.00%, 5/15/2025	500,000	491,523
Series A, 2.63%, 5/1/2049 (a)	28,750,000	28,615,139
Spring Branch Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/1/2025 (c)	1,290,000	1,347,281
Permanent School Fund Guaranteed, 5.00%, 2/1/2027 (c)	1,725,000	1,893,994
State of Texas, General Obligation, TX:
5.00%, 10/1/2024	645,000	668,868
Series A, 5.00%, 4/1/2023	500,000	500,000
Series REF, 5.00%, 8/1/2023	500,000	503,978
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,608,781
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,000,000	2,210,032
Security Description	Principal Amount	Value
5.00%, 5/15/2028	$1,500,000	$1,693,346
Texas Public Finance Authority Revenue, TX 5.00%, 2/1/2026	1,605,000	1,717,701
Texas State University System Revenue, TX Series A, 5.00%, 3/15/2026	1,005,000	1,077,937
Texas Transportation Commission State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2023	600,000	607,281
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2024	7,570,000	7,815,365
5.00%, 8/1/2025	2,820,000	2,979,291
5.00%, 4/15/2026	3,150,000	3,396,220
5.00%, 8/1/2026	3,000,000	3,257,668
5.00%, 8/1/2027	1,050,000	1,167,640
University of Houston Revenue, TX 5.00%, 2/15/2028	2,820,000	3,156,582
		384,907,741
UTAH — 1.0%
Alpine School District, General Obligation, UT:
2.00%, 3/15/2025	600,000	591,868
5.00%, 3/15/2024	525,000	536,808
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2024	740,000	766,611
Central Utah Water Conservancy District, General Obligation, UT Series A, 5.00%, 4/1/2025	1,225,000	1,285,925
Nebo School District, General Obligation, UT 5.00%, 7/1/2027	12,000,000	13,318,980
State of Utah, General Obligation, UT:
5.00%, 7/1/2023	925,000	930,256
5.00%, 7/1/2025	11,275,000	11,914,075
5.00%, 7/1/2026	5,715,000	6,211,954
Series B, 5.00%, 7/1/2025	8,315,000	8,786,300
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2023	225,000	226,812
		44,569,589
VIRGINIA — 3.6%
City of Richmond, General Obligation, VA:
Series B, 5.00%, 7/15/2026	500,000	542,689
Series D, 5.00%, 3/1/2025	840,000	879,752
County of Arlington, General Obligation, VA Series A, 5.00%, 8/1/2025	7,770,000	8,225,179

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
County of Fairfax, General Obligation, VA:
4.00%, 10/1/2025	$6,045,000	$6,281,106
4.00%, 10/1/2026	14,090,000	14,892,420
4.00%, 10/1/2027	1,590,000	1,705,265
4.00%, 10/1/2028	12,765,000	13,893,030
Series A, 4.00%, 10/1/2023	250,000	251,783
Series A, 4.00%, 10/1/2025	2,815,000	2,924,948
Series A, 4.00%, 10/1/2026	5,000,000	5,284,748
County of Loudoun, General Obligation, VA:
Series A, 5.00%, 12/1/2024	10,970,000	11,419,518
Series A, 5.00%, 12/1/2025	6,995,000	7,469,891
Series A, Class A, 5.00%, 12/1/2026	9,295,000	10,182,121
Series A, Class A, 5.00%, 12/1/2027	9,295,000	10,423,830
Virginia College Building Authority Revenue, VA:
5.00%, 2/1/2025	3,725,000	3,896,531
5.00%, 2/1/2026	5,000,000	5,366,690
5.00%, 2/1/2027	14,050,000	15,448,094
Series B, 5.00%, 9/1/2024	300,000	310,534
Virginia Commonwealth Transportation Board Revenue, VA Series C, 5.00%, 5/15/2023	250,000	250,696
Virginia Public Building Authority Revenue, VA:
Series A, 5.00%, 8/1/2025	500,000	528,941
Series A, 5.00%, 8/1/2027	13,875,000	15,429,525
Series A-1, 5.00%, 8/1/2025	10,825,000	11,451,579
Series B, 5.00%, 8/1/2024	8,500,000	8,769,876
Series B, 5.00%, 8/1/2026	1,500,000	1,628,834
		157,457,580
WASHINGTON — 5.0%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,789,444
Chelan County Public Utility District No. 1 Revenue, WA:
Series A, 5.00%, 7/1/2024	1,250,000	1,287,091
Series A, 5.00%, 7/1/2025	2,390,000	2,517,424
City of Seattle Drainage & Wastewater Revenue, WA:
5.00%, 9/1/2026	9,295,000	10,097,965
5.00%, 9/1/2027	12,615,000	14,027,200
County of King Sewer Revenue, WA Series B, Class B, 5.00%, 7/1/2025	725,000	765,279
County of King, General Obligation, WA:
Series A, 4.00%, 1/1/2025	2,500,000	2,565,493
Series A, 4.00%, 1/1/2026	8,250,000	8,607,831
Security Description	Principal Amount	Value
Series A, 4.00%, 1/1/2027	$7,000,000	$7,415,803
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2026	7,200,000	7,809,608
King County School District No. 412 Shoreline, General Obligation, WA Series A, 4.00%, 12/1/2026	3,645,000	3,856,412
Pierce County School District No. 10 Tacoma, General Obligation, WA Series B, 5.00%, 12/1/2025	10,005,000	10,684,239
Port of Seattle Revenue, WA:
Series A, 5.00%, 8/1/2026	4,000,000	4,310,256
Series A, 5.00%, 8/1/2027	2,500,000	2,752,985
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2026	12,685,000	13,909,705
State of Washington, General Obligation, WA:
5.00%, 2/1/2025	8,270,000	8,644,773
5.00%, 8/1/2025	500,000	528,941
5.00%, 2/1/2026	13,930,000	14,935,778
5.00%, 2/1/2027	6,630,000	7,287,185
5.00%, 2/1/2028	5,160,000	5,801,075
Series A, 5.00%, 8/1/2024	9,000,000	9,291,715
Series A, 5.00%, 8/1/2025	13,275,000	14,043,392
Series B, 5.00%, 8/1/2025	540,000	571,257
Series C, 5.00%, 2/1/2025	3,000,000	3,135,952
Series C, 5.00%, 2/1/2026	1,140,000	1,222,311
Series C, 5.00%, 2/1/2027	1,020,000	1,121,105
Series C, 5.00%, 2/1/2028	6,000,000	6,745,436
Series R, 4.00%, 7/1/2026	4,500,000	4,736,848
Series R, 4.00%, 7/1/2027	1,375,000	1,470,834
Series R, 5.00%, 7/1/2025	1,000,000	1,055,557
Series R-2018D, 5.00%, 8/1/2024	395,000	407,803
Series R-2020A, 5.00%, 1/1/2025	9,960,000	10,389,652
Series R-2020C, 5.00%, 7/1/2024	13,000,000	13,393,821
Series R-2020C, 5.00%, 7/1/2025	10,550,000	11,136,131
Series R-2021B, 5.00%, 1/1/2025	10,000,000	10,431,378
University of Washington Revenue, WA:
Series C, 5.00%, 4/1/2025	2,000,000	2,095,089
Series C, 5.00%, 4/1/2026	1,000,000	1,075,343
		221,918,111
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,649,802

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 1.6%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2023	$125,000	$125,892
City of Milwaukee, General Obligation, WI:
Series N3, 5.00%, 4/1/2024	1,665,000	1,695,504
Series N-4, 5.00%, 4/1/2025	7,000,000	7,265,010
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,842,822
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2024	730,000	750,412
State of Wisconsin Revenue, WI Series A, 5.00%, 5/1/2024	6,000,000	6,151,516
State of Wisconsin, General Obligation, WI:
5.00%, 5/1/2027	14,545,000	16,106,163
5.00%, 5/1/2028	1,095,000	1,240,727
Series 1, 5.00%, 5/1/2027	6,465,000	7,158,910
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,459,711
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,431,253
Series A, 5.00%, 5/1/2024	505,000	518,187
Series A, 5.00%, 5/1/2025	650,000	683,682
Series B, 5.00%, 5/1/2025	5,200,000	5,469,456
Wisconsin Department of Transportation Revenue, WI:
Series 1, 5.00%, 7/1/2028 (b)	4,485,000	5,092,933
Series 2, 5.00%, 7/1/2026	1,000,000	1,085,321
		69,077,499
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,494,657,350)		4,376,093,680

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (e) (f) (Cost $16,353,461)	16,353,461	$16,353,461
TOTAL INVESTMENTS — 99.5% (Cost $4,511,010,811)		4,392,447,141
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		23,506,732
NET ASSETS — 100.0%		$4,415,953,873
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.5%
Assured Guaranty Municipal Corp.	0.1%
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
UT	Unlimited Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,376,093,680	$—	$4,376,093,680
Short-Term Investment	16,353,461	—	—	16,353,461
TOTAL INVESTMENTS	$16,353,461	$4,376,093,680	$—	$4,392,447,141
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,560,092	$36,560,092	$824,947,828	$845,154,459	$—	$—	16,353,461	$16,353,461	$722,090
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$200,000	$165,852
3.38%, 3/1/2041	292,000	218,723
4.75%, 3/30/2030	100,000	98,254
Omnicom Group, Inc. 2.45%, 4/30/2030	286,000	244,713
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	414,000	402,184
3.65%, 11/1/2024	596,000	584,110
WPP Finance 2010 3.75%, 9/19/2024	161,000	156,957
		1,870,793
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,459,000	1,353,383
2.25%, 6/15/2026	240,000	219,636
2.70%, 2/1/2027	878,000	809,850
2.75%, 2/1/2026	264,000	250,119
2.85%, 10/30/2024	328,000	317,120
2.95%, 2/1/2030	960,000	845,616
3.10%, 5/1/2026	185,000	175,341
3.20%, 3/1/2029	134,000	122,036
3.25%, 2/1/2028	344,000	320,701
3.25%, 3/1/2028	275,000	253,270
3.55%, 3/1/2038	300,000	239,073
3.63%, 2/1/2031	501,000	457,869
3.63%, 3/1/2048	550,000	393,630
3.75%, 2/1/2050	250,000	188,760
3.83%, 3/1/2059 (b)	600,000	425,256
3.85%, 11/1/2048	232,000	172,777
3.90%, 5/1/2049	450,000	340,290
4.88%, 5/1/2025	1,073,000	1,070,886
5.04%, 5/1/2027	455,000	458,312
5.15%, 5/1/2030	830,000	835,262
5.71%, 5/1/2040	827,000	834,311
5.81%, 5/1/2050	733,000	736,980
5.93%, 5/1/2060	1,336,000	1,335,492
General Dynamics Corp.:
2.13%, 8/15/2026	171,000	160,179
2.38%, 11/15/2024	135,000	130,353
3.25%, 4/1/2025	513,000	499,411
3.50%, 5/15/2025	554,000	543,169
3.63%, 4/1/2030	246,000	235,624
3.75%, 5/15/2028 (b)	357,000	348,921
4.25%, 4/1/2040	426,000	402,084
Hexcel Corp.:
4.20%, 2/15/2027	298,000	282,388
4.95%, 8/15/2025	100,000	97,923
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	560,500	452,934
Security Description	Principal Amount	Value
2.90%, 12/15/2029	$15,000	$13,249
3.85%, 12/15/2026	258,000	251,805
3.95%, 5/28/2024	124,000	122,004
4.40%, 6/15/2028	255,000	250,963
6.15%, 12/15/2040	168,000	181,983
Lockheed Martin Corp.:
1.85%, 6/15/2030	691,000	586,680
2.80%, 6/15/2050 (b)	350,000	254,132
3.55%, 1/15/2026 (b)	147,000	145,515
3.80%, 3/1/2045	449,500	387,662
4.07%, 12/15/2042	358,000	326,671
4.15%, 6/15/2053	280,000	254,834
4.30%, 6/15/2062	100,000	90,627
4.70%, 5/15/2046	332,000	327,701
4.95%, 10/15/2025	200,000	203,224
5.10%, 11/15/2027	100,000	103,834
5.25%, 1/15/2033 (b)	250,000	266,613
5.70%, 11/15/2054	220,000	250,386
5.90%, 11/15/2063	540,000	632,464
Northrop Grumman Corp.:
3.20%, 2/1/2027	257,000	245,975
3.25%, 1/15/2028	634,000	602,465
3.85%, 4/15/2045	150,000	125,342
4.40%, 5/1/2030 (b)	435,000	432,373
4.75%, 6/1/2043	299,000	287,790
4.95%, 3/15/2053	400,000	398,228
5.25%, 5/1/2050	782,000	808,870
Raytheon Technologies Corp.:
1.90%, 9/1/2031	477,000	389,418
2.25%, 7/1/2030	879,000	753,382
2.38%, 3/15/2032	1,011,000	848,997
2.82%, 9/1/2051	281,000	193,988
3.03%, 3/15/2052	455,000	328,524
3.13%, 5/4/2027	175,000	166,007
3.13%, 7/1/2050	233,000	171,847
3.50%, 3/15/2027	237,000	229,229
3.75%, 11/1/2046	346,000	286,284
3.95%, 8/16/2025	602,000	594,324
4.13%, 11/16/2028	462,000	455,259
4.15%, 5/15/2045	190,000	166,254
4.45%, 11/16/2038	216,000	205,019
4.50%, 6/1/2042	1,059,000	1,002,036
4.63%, 11/16/2048	419,000	398,565
4.80%, 12/15/2043	280,000	268,674
5.15%, 2/27/2033	205,000	213,022
5.38%, 2/27/2053	375,000	394,815
Teledyne Technologies, Inc. 0.95%, 4/1/2024	250,000	239,655
		30,165,645
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	424,000	333,773
3.40%, 5/6/2030	328,000	291,927
3.40%, 2/4/2041	515,000	364,404
3.70%, 2/4/2051	160,000	107,819

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/16/2046 (b)	$66,000	$47,447
4.25%, 8/9/2042	217,000	169,551
4.40%, 2/14/2026	312,000	309,495
4.45%, 5/6/2050	410,000	301,498
4.50%, 5/2/2043	398,000	317,421
4.80%, 2/14/2029	665,000	660,332
5.38%, 1/31/2044	499,000	455,946
5.80%, 2/14/2039	173,000	169,216
5.95%, 2/14/2049 (b)	986,000	933,752
6.20%, 2/14/2059	1,000	971
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	694,000	654,733
2.70%, 9/15/2051	532,000	368,128
2.90%, 3/1/2032	183,000	162,515
5.38%, 9/15/2035	150,000	160,442
BAT Capital Corp.:
2.26%, 3/25/2028	153,000	131,404
2.73%, 3/25/2031	270,000	219,048
2.79%, 9/6/2024	255,000	245,858
3.22%, 8/15/2024	330,000	320,377
3.22%, 9/6/2026	207,000	194,942
3.46%, 9/6/2029	117,000	103,185
3.56%, 8/15/2027	1,000,000	929,960
3.73%, 9/25/2040 (b)	175,000	125,167
3.98%, 9/25/2050	241,000	164,135
4.39%, 8/15/2037	657,000	536,263
4.54%, 8/15/2047	874,000	649,609
4.70%, 4/2/2027	810,000	794,926
4.76%, 9/6/2049	372,000	284,070
5.28%, 4/2/2050	140,000	115,101
7.75%, 10/19/2032	315,000	349,348
BAT International Finance PLC:
1.67%, 3/25/2026	403,000	367,028
4.45%, 3/16/2028	200,000	190,170
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	110,000	101,758
3.25%, 8/15/2026	217,000	205,835
3.75%, 9/25/2027	149,000	143,179
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	566,000	507,617
1.75%, 11/1/2030 (b)	100,000	80,493
2.10%, 5/1/2030	370,000	308,621
2.75%, 2/25/2026 (b)	152,000	144,047
2.88%, 5/1/2024	106,000	103,719
3.13%, 3/2/2028	208,300	194,565
3.25%, 11/10/2024	150,000	146,573
3.38%, 8/11/2025	574,000	556,367
3.38%, 8/15/2029	695,000	643,723
4.25%, 11/10/2044	250,000	207,915
4.38%, 11/15/2041	345,000	298,601
4.50%, 3/20/2042	188,000	163,301
4.88%, 2/13/2026	250,000	251,832
4.88%, 11/15/2043	355,000	321,531
Security Description	Principal Amount	Value
5.13%, 11/15/2024	$125,000	$125,939
5.13%, 11/17/2027	250,000	255,917
5.38%, 2/15/2033	250,000	255,467
5.63%, 11/17/2029	150,000	156,777
5.75%, 11/17/2032	726,000	761,603
Reynolds American, Inc.:
4.45%, 6/12/2025	731,000	717,959
5.85%, 8/15/2045	740,000	667,140
6.15%, 9/15/2043	175,000	165,266
		19,015,706
AIRLINES — 0.0% (a)
American Airlines 2021-1 Class A Pass-Through Trust Series A, Class A, 2.88%, 1/11/2036	267,627	219,419
American Airlines Pass-Through Trust:
Series 2015-2, Class AA, 3.60%, 3/22/2029	51,467	46,980
Series 2016-3, Class AA, 3.00%, 4/15/2030	111,934	99,472
Series AA, Class AA, 3.15%, 8/15/2033	10,217	8,883
Series AA, Class AA, 3.20%, 12/15/2029	89,218	79,664
Series AA, Class AA, 3.58%, 7/15/2029	25,447	23,348
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	1,104	1,072
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	99,576	83,641
Series 2020-1, Class A, 4.00%, 5/15/2034	130,369	119,733
Southwest Airlines Co.:
2.63%, 2/10/2030	322,000	273,793
3.00%, 11/15/2026	219,000	204,929
5.13%, 6/15/2027	573,000	572,066
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	221,982	203,262
United Airlines Pass-Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	219,569	218,129
Series 2016-2, Class AA, 2.88%, 4/7/2030	183,187	161,871
Series 2020-1, Class B, 4.88%, 7/15/2027	184,492	177,904
Series A, Class A, 3.75%, 3/3/2028	48,770	45,548

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, Class A, 4.00%, 10/11/2027	$147,160	$138,982
Series A, Class A, 4.15%, 10/11/2025	79,863	78,213
Series A, Class A, 4.30%, 2/15/2027	112,745	107,743
Series AA, Class AA, 2.70%, 11/1/2033	148,600	125,017
Series AA, Class AA, 3.10%, 1/7/2030	166,090	151,800
Series AA, Class AA, 3.50%, 9/1/2031	34,817	31,136
Series AA, Class AA, 4.15%, 2/25/2033	20,414	18,305
		3,190,910
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026 (b)	540,000	507,670
2.85%, 3/27/2030	561,000	515,823
3.25%, 3/27/2040	289,000	245,032
3.63%, 5/1/2043	105,000	90,079
3.88%, 11/1/2045	742,000	671,391
PVH Corp. 4.63%, 7/10/2025	116,000	113,500
Ralph Lauren Corp.:
2.95%, 6/15/2030	100,000	90,011
3.75%, 9/15/2025	139,000	136,242
Tapestry, Inc.:
3.05%, 3/15/2032	325,000	263,611
4.13%, 7/15/2027	100,000	95,984
VF Corp.:
2.40%, 4/23/2025	356,000	335,747
2.95%, 4/23/2030 (b)	400,000	336,748
		3,401,838
AUTO MANUFACTURERS — 0.3%
American Honda Finance Corp.:
4.70%, 1/12/2028	175,000	176,699
4.75%, 1/12/2026	198,000	199,574
Series GMTN, 3.50%, 2/15/2028	334,000	320,233
Series MTN, 1.20%, 7/8/2025	695,000	644,390
Series MTN, 1.30%, 9/9/2026	158,000	141,871
Series MTN, 1.80%, 1/13/2031 (b)	270,000	222,569
Series MTN, 2.00%, 3/24/2028	115,000	102,284
Series MTN, 2.15%, 9/10/2024	479,000	461,818
Series MTN, 2.25%, 1/12/2029	185,000	163,438
Series MTN, 2.35%, 1/8/2027 (b)	335,000	310,924
Security Description	Principal Amount	Value
Cummins, Inc.:
1.50%, 9/1/2030	$145,000	$118,675
2.60%, 9/1/2050 (b)	506,000	330,767
4.88%, 10/1/2043	150,000	145,227
General Motors Co.:
4.20%, 10/1/2027	208,000	199,439
5.00%, 10/1/2028	377,400	371,792
5.00%, 4/1/2035	100,000	91,791
5.15%, 4/1/2038	24,000	21,684
5.20%, 4/1/2045	275,000	230,695
5.40%, 10/15/2029	295,000	292,599
5.40%, 4/1/2048	500,000	432,060
5.60%, 10/15/2032	161,000	157,257
5.95%, 4/1/2049	1,070,000	1,003,200
6.13%, 10/1/2025	651,000	662,379
6.25%, 10/2/2043	839,000	806,984
6.75%, 4/1/2046	382,000	387,264
6.80%, 10/1/2027	412,000	435,719
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	494,000	444,812
1.50%, 6/10/2026	177,000	157,636
2.35%, 2/26/2027	257,000	230,069
2.35%, 1/8/2031	184,000	145,336
2.40%, 4/10/2028	195,000	170,204
2.70%, 8/20/2027	150,000	134,280
2.70%, 6/10/2031	191,000	153,153
2.75%, 6/20/2025	295,000	279,551
3.10%, 1/12/2032	210,000	171,167
3.50%, 11/7/2024	423,000	412,015
3.60%, 6/21/2030	581,000	508,329
3.95%, 4/13/2024	350,000	344,078
4.00%, 1/15/2025	407,000	396,817
4.00%, 10/6/2026	178,000	170,216
4.30%, 7/13/2025	611,000	597,069
4.35%, 4/9/2025	301,000	294,872
4.35%, 1/17/2027	245,000	237,589
5.00%, 4/9/2027	189,000	186,917
5.25%, 3/1/2026	433,000	433,056
6.00%, 1/9/2028	200,000	204,666
6.05%, 10/10/2025	250,000	254,162
6.40%, 1/9/2033 (b)	100,000	103,014
Honda Motor Co. Ltd. 2.27%, 3/10/2025	200,000	191,420
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	244,000	309,421
PACCAR Financial Corp.:
4.60%, 1/10/2028	600,000	609,516
Series MTN, 1.10%, 5/11/2026	222,000	200,744
Toyota Motor Corp.:
1.34%, 3/25/2026	344,000	314,327
2.36%, 7/2/2024	345,000	335,309
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	495,000	467,750

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.90%, 9/12/2031	$200,000	$164,780
3.05%, 3/22/2027	230,000	218,346
3.65%, 8/18/2025	345,000	337,686
3.65%, 1/8/2029	124,000	119,455
4.40%, 9/20/2024	725,000	723,601
4.55%, 9/20/2027	349,000	350,654
4.70%, 1/12/2033	175,000	177,571
4.80%, 1/10/2025	340,000	342,315
5.40%, 11/10/2025	150,000	153,917
5.45%, 11/10/2027	300,000	311,490
Series MTN, 0.50%, 6/18/2024	886,000	843,118
Series MTN, 0.80%, 10/16/2025 (b)	235,000	214,254
Series MTN, 0.80%, 1/9/2026 (b)	172,000	155,978
Series MTN, 1.13%, 6/18/2026	175,000	157,833
Series MTN, 1.80%, 2/13/2025	674,000	641,749
Series MTN, 1.90%, 4/6/2028	185,000	164,676
Series MTN, 2.90%, 4/17/2024	150,000	146,838
Series MTN, 3.00%, 4/1/2025	345,000	334,222
Series MTN, 3.38%, 4/1/2030	280,000	263,614
		22,710,924
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	370,000	234,613
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	210,000	199,930
3.25%, 3/1/2032 (b)	625,000	544,744
4.15%, 5/1/2052	255,000	199,305
BorgWarner, Inc. 2.65%, 7/1/2027	197,000	180,937
Lear Corp.:
3.50%, 5/30/2030	457,000	403,120
5.25%, 5/15/2049 (b)	150,000	132,930
Magna International, Inc.:
2.45%, 6/15/2030 (b)	390,000	331,051
3.63%, 6/15/2024	155,000	152,136
5.50%, 3/21/2033	500,000	518,765
		2,897,531
BANKS — 5.4%
Banco Bilbao Vizcaya Argentaria SA:
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	173,000	170,912
1 year CMT + 2.70%, 6.14%, 9/14/2028 (c)	200,000	203,542
Banco Santander SA:
1.85%, 3/25/2026	555,000	497,075
Security Description	Principal Amount	Value
2.71%, 6/27/2024	$400,000	$386,384
2.75%, 5/28/2025	532,000	500,591
2.75%, 12/3/2030	400,000	312,796
3.31%, 6/27/2029	584,500	522,987
3.49%, 5/28/2030	345,000	302,320
3.80%, 2/23/2028	375,000	346,181
3.89%, 5/24/2024	1,000,000	979,330
4.25%, 4/11/2027	425,000	401,162
5.29%, 8/18/2027 (b)	700,000	689,535
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	455,000	353,885
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	295,000	276,683
Bank of America Corp.:
6.11%, 1/29/2037	702,000	740,420
7.75%, 5/14/2038	508,000	607,847
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	353,000	339,540
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,506,000	1,400,369
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	175,000	141,213
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	346,000	327,319
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	438,800	394,810
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,043,250	790,304
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b) (c)	646,000	554,572
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,229,000	1,170,930
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,501,000	1,343,620
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	500,000	455,125
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	500,000	490,715
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	930,000	760,201
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,075,000	866,224
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	850,000	848,155
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,103,000	921,016
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	422,000	355,653
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	241,000	231,280
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	392,000	301,860

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	$600,000	$581,724
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	607,000	599,734
SOFR + 1.83%, 4.57%, 4/27/2033 (b) (c)	1,297,000	1,233,862
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	1,880,000	1,965,333
SOFR + 2.04%, 4.95%, 7/22/2028 (c)	418,000	415,810
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	733,476
SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	1,600,000	1,580,448
Series GMTN, 3.50%, 4/19/2026	683,000	656,616
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	459,000	431,520
Series L, 3.95%, 4/21/2025	358,000	346,931
Series L, 4.18%, 11/25/2027	925,000	894,660
Series MTN, 3.25%, 10/21/2027	665,000	626,649
Series MTN, 4.00%, 4/1/2024	1,008,000	996,206
Series MTN, 4.00%, 1/22/2025	826,000	808,803
Series MTN, 4.20%, 8/26/2024	1,227,000	1,207,356
Series MTN, 4.25%, 10/22/2026	693,000	672,127
Series MTN, 4.45%, 3/3/2026	320,000	313,347
Series MTN, 5.00%, 1/21/2044	315,000	307,323
Series MTN, 5.88%, 2/7/2042	500,000	536,655
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	810,000	759,351
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	734,000	699,216
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	1,139,000	965,268
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	697,400	664,692
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	1,053,000	997,328
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	487,000	468,957
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	$1,324,000	$1,176,122
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	604,500	525,709
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	766,500	717,758
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	596,300	573,921
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	453,000	393,086
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	194,000	167,278
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	873,000	832,667
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	640,000	566,720
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,687,000	1,379,865
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	530,000	496,573
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	441,000	411,863
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	814,000	743,996
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	509,300	406,676
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	284,400	228,006
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,266,000	894,961
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	967,000	874,816
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	215,000	179,637
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	395,000	296,609
Bank of Montreal:
2.65%, 3/8/2027 (b)	226,000	208,883
3.70%, 6/7/2025	100,000	97,212
5.20%, 12/12/2024	305,000	305,293
5.20%, 2/1/2028	700,000	705,915
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	130,000	103,827

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series H, 4.25%, 9/14/2024	$471,000	$465,145
Series H, 4.70%, 9/14/2027	250,000	248,323
Series MTN, 0.63%, 7/9/2024	264,000	249,514
Series MTN, 1.25%, 9/15/2026	305,000	269,660
Series MTN, 1.50%, 1/10/2025	653,000	614,055
Series MTN, 1.85%, 5/1/2025	365,000	342,005
Series MTN, 2.50%, 6/28/2024	236,000	228,207
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	381,000	340,340
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	213,000	192,290
2.50%, 1/26/2032	228,000	188,463
3.40%, 5/15/2024	172,000	169,265
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	1,050,000	1,038,334
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	165,000	163,208
SOFR + 1.82%, 5.80%, 10/25/2028 (c)	180,000	186,957
SOFR + 2.07%, 5.83%, 10/25/2033 (c)	195,000	208,287
Series J, 1.90%, 1/25/2029	336,000	284,320
Series MTN, 1.05%, 10/15/2026	180,000	157,599
Series MTN, 1.60%, 4/24/2025	648,000	604,513
Series MTN, 1.80%, 7/28/2031	89,000	70,217
Series MTN, 2.10%, 10/24/2024	1,350,000	1,292,247
Series MTN, 2.80%, 5/4/2026	440,000	412,984
Series MTN, 3.25%, 9/11/2024	212,000	206,378
Series MTN, 3.25%, 5/16/2027	389,000	368,535
Series MTN, 3.30%, 8/23/2029	909,000	836,189
Series MTN, 3.40%, 1/29/2028	160,400	152,221
Series MTN, 3.85%, 4/28/2028 (b)	220,000	212,542
Series MTN, 3.95%, 11/18/2025	137,000	132,972
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	290,000	277,350
Security Description	Principal Amount	Value
Bank of Nova Scotia:
0.65%, 7/31/2024	$200,000	$188,628
0.70%, 4/15/2024	730,000	697,661
1.05%, 3/2/2026	244,000	218,556
1.30%, 6/11/2025	642,000	592,206
1.30%, 9/15/2026	829,000	732,579
1.35%, 6/24/2026 (b)	100,000	89,197
1.45%, 1/10/2025	150,000	140,681
1.95%, 2/2/2027 (b)	520,000	470,496
2.15%, 8/1/2031	107,000	86,604
2.45%, 2/2/2032	100,000	82,604
2.70%, 8/3/2026	357,000	331,599
4.50%, 12/16/2025	321,000	314,593
4.75%, 2/2/2026	100,000	99,421
4.85%, 2/1/2030	105,000	103,705
5.25%, 12/6/2024	250,000	250,580
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (c)	800,000	709,824
BankUnited, Inc.:
4.88%, 11/17/2025	300,000	268,479
5.13%, 6/11/2030	100,000	84,211
Barclays PLC:
3.65%, 3/16/2025	570,000	543,854
4.34%, 1/10/2028	181,000	172,383
4.38%, 9/11/2024	736,000	709,600
4.38%, 1/12/2026	380,000	367,958
4.84%, 5/9/2028 (b)	708,000	668,961
4.95%, 1/10/2047 (b)	420,000	377,399
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	641,000	563,510
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	225,000	177,611
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	664,000	529,062
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	210,000	150,906
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	218,000	155,619
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	450,000	363,190
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	464,000	454,855
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	550,000	565,614
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	500,000	529,425
1 year CMT + 3.50%, 7.44%, 11/2/2033 (c)	550,000	607,403
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	914,000	889,404
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	409,800	395,273
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	367,000	342,180

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	$100,000	$93,445
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	685,500	538,426
BPCE SA Series MTN, 3.38%, 12/2/2026	311,000	290,695
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (b)	265,000	240,172
1.00%, 10/18/2024	544,000	510,854
2.25%, 1/28/2025	152,000	144,540
3.30%, 4/7/2025	450,000	435,451
3.95%, 8/4/2025	540,000	526,570
Citigroup, Inc.:
3.20%, 10/21/2026	1,189,000	1,122,321
3.30%, 4/27/2025	225,000	217,143
3.40%, 5/1/2026	628,000	599,445
3.70%, 1/12/2026	860,000	833,306
3.75%, 6/16/2024	459,000	451,381
3.88%, 3/26/2025	204,000	197,672
4.13%, 7/25/2028	547,000	517,790
4.30%, 11/20/2026	773,000	748,960
4.40%, 6/10/2025	701,000	683,258
4.45%, 9/29/2027	1,150,500	1,115,755
4.60%, 3/9/2026	1,152,000	1,130,296
4.65%, 7/23/2048	661,000	612,397
4.75%, 5/18/2046	180,000	159,448
5.50%, 9/13/2025	463,000	462,588
5.88%, 1/30/2042	99,600	105,733
6.00%, 10/31/2033 (b)	218,000	223,958
6.68%, 9/13/2043	201,000	224,704
8.13%, 7/15/2039	1,110,000	1,435,674
3 Month SOFR + 1.16%, 3.35%, 4/24/2025 (c)	909,000	886,366
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (c)	552,000	526,045
3 Month SOFR + 1.60%, 3.98%, 3/20/2030 (c)	971,000	906,788
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,013,000	959,574
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (c)	672,000	643,272
3 Month SOFR + 2.10%, 4.28%, 4/24/2048 (c)	665,000	575,956
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	100,000	93,393
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	479,000	455,491
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	513,000	483,184
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	200,000	178,672
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,132,000	1,005,827
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	883,000	754,338
Security Description	Principal Amount	Value
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	$390,000	$323,135
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	576,000	470,673
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,441,000	1,222,847
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	233,000	166,548
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	508,000	445,221
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	502,975
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	405,000	363,164
SOFR + 2.09%, 4.91%, 5/24/2033 (b) (c)	926,000	907,554
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,201,000	1,013,644
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	335,000	362,326
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,368,000	1,308,041
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	502,000	477,558
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	604,682
Citizens Bank NA:
SOFR + 1.45%, 6.06%, 10/24/2025 (c)	290,000	273,113
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	230,000	210,850
Series BKNT, 2.25%, 4/28/2025 (b)	200,000	179,172
Series BKNT, 3.75%, 2/18/2026	216,000	197,582
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	60,000	47,388
2.85%, 7/27/2026	123,000	105,033
3.25%, 4/30/2030 (b)	191,000	158,295
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (c)	409,000	376,599
Comerica Bank:
SOFR + 2.61%, 5.33%, 8/25/2033 (c)	148,000	128,477
Series BKNT, 2.50%, 7/23/2024 (b)	120,000	110,200
Comerica, Inc. 4.00%, 2/1/2029 (b)	130,000	102,873
Commonwealth Bank of Australia 5.08%, 1/10/2025	550,000	552,590
Cooperatieve Rabobank UA:
1.38%, 1/10/2025 (b)	600,000	563,802
3.88%, 8/22/2024	335,000	329,898
4.38%, 8/4/2025	427,000	413,242
5.25%, 8/4/2045 (b)	141,000	131,977

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 12/1/2043	$109,000	$110,872
COR, 5.00%, 1/13/2025	520,000	520,806
Series BKNT, 3.75%, 7/21/2026	403,000	380,972
Series BKNT, 5.25%, 5/24/2041	292,000	310,513
Series MTN, 3.38%, 5/21/2025	461,000	444,280
Credit Suisse AG:
4.75%, 8/9/2024	275,000	265,661
7.50%, 2/15/2028	810,000	859,232
Series MTN, 3.63%, 9/9/2024	1,197,000	1,143,985
Credit Suisse Group AG 4.55%, 4/17/2026	492,000	452,064
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	281,781
1.69%, 3/19/2026	202,000	179,004
3.70%, 5/30/2024	270,000	257,386
4.10%, 1/13/2026	110,000	100,186
5.37%, 9/9/2027	475,000	468,179
5 Year US ISDA + 2.55%, 4.88%, 12/1/2032 (c)	450,000	366,448
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	1,075,000	1,000,965
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	415,000	353,505
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	325,000	251,605
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	606,000	521,457
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,094,000	794,736
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	428,300	351,330
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	805,000	801,522
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	165,000	160,114
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	250,000	231,560
Discover Bank:
2.45%, 9/12/2024	370,000	350,623
Series BKNT, 2.70%, 2/6/2030	178,300	144,166
Series BKNT, 3.45%, 7/27/2026	212,000	195,360
Fifth Third Bancorp:
2.38%, 1/28/2025	186,000	172,811
3.95%, 3/14/2028	105,000	94,824
8.25%, 3/1/2038	355,000	401,004
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	125,000	114,781
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	425,000	392,211
SOFR + 2.19%, 6.36%, 10/27/2028 (b) (c)	387,000	389,399
Security Description	Principal Amount	Value
Fifth Third Bank NA:
SOFR + 1.23%, 5.85%, 10/27/2025 (c)	$300,000	$296,391
Series BKNT, 3.85%, 3/15/2026 (b)	585,000	534,351
Series BKNT, 3.95%, 7/28/2025	182,000	171,488
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	145,000	136,158
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028 (b)	103,000	100,348
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	400,000	371,336
Goldman Sachs Capital I 6.35%, 2/15/2034	415,000	419,523
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	481,500	413,507
3.50%, 1/23/2025	892,000	868,005
3.50%, 4/1/2025	608,000	590,404
3.50%, 11/16/2026	1,323,000	1,263,650
3.75%, 5/22/2025	768,000	745,843
3.75%, 2/25/2026	711,000	691,575
3.80%, 3/15/2030	567,000	528,115
3.85%, 1/26/2027	858,000	828,382
4.25%, 10/21/2025	449,000	436,177
4.75%, 10/21/2045	450,000	415,782
5.15%, 5/22/2045	400,000	379,972
5.70%, 11/1/2024	1,090,000	1,098,219
5.95%, 1/15/2027	246,000	253,284
6.25%, 2/1/2041	403,000	444,033
6.45%, 5/1/2036	230,000	246,072
6.75%, 10/1/2037	1,760,000	1,908,544
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	500,000	470,335
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	619,500	591,214
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	574,000	496,234
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	555,000	499,733
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	521,000	494,382
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	351,000	321,126
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	698,000	623,914
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	299,000	263,183

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	$1,139,000	$1,017,161
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	817,000	651,631
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	468,000	427,284
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	949,000	782,612
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	838,000	698,029
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	643,000	551,090
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	115,000	82,396
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	458,000	352,788
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	694,000	678,954
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,332,000	1,083,582
Series MTN, 3.85%, 7/8/2024	643,000	632,056
Series MTN, 4.80%, 7/8/2044	561,000	521,270
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	560,000	501,194
HSBC Holdings PLC:
3.90%, 5/25/2026	583,000	551,932
4.25%, 8/18/2025	332,000	316,399
4.30%, 3/8/2026	295,000	288,218
4.38%, 11/23/2026	369,000	352,517
4.95%, 3/31/2030	778,000	763,164
5.25%, 3/14/2044	289,000	255,115
6.50%, 9/15/2037	1,339,000	1,323,670
6.80%, 6/1/2038	293,000	299,282
7.63%, 5/17/2032	100,000	106,561
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	447,000	427,734
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	1,197,000	1,138,539
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,336,000	1,257,844
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	842,000	760,949
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	538,000	506,532
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,048,000	856,405
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	675,000	595,033
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	560,000	470,848
Security Description	Principal Amount	Value
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	$502,000	$474,621
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	477,000	388,540
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	425,000	402,989
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	375,000	342,645
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	452,412
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	473,000	434,630
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	170,000	137,156
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	200,000	193,668
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	339,300	285,104
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	1,000,000	1,045,400
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	415,000	378,405
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	595,000	590,050
SOFR + 2.65%, 6.33%, 3/9/2044	1,000,000	1,055,750
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	295,000	291,575
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	625,000	650,337
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,000,000	1,068,870
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	305,000	340,600
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	224,000	177,356
2.63%, 8/6/2024 (b)	267,000	249,843
4.00%, 5/15/2025	175,000	165,086
SOFR + 2.05%, 5.02%, 5/17/2033 (b) (c)	287,000	262,384
Huntington National Bank:
5.65%, 1/10/2030	300,000	288,678
SOFR + 1.21%, 4.01%, 5/16/2025 (c)	250,000	239,163
SOFR + 1.22%, 5.70%, 11/18/2025 (c)	250,000	241,945
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	234,000	219,808
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027	534,000	517,499
ING Groep NV:
3.55%, 4/9/2024	140,000	137,357
3.95%, 3/29/2027	625,000	597,256
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	269,000	221,387

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	$750,000	$711,900
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (c)	306,000	279,571
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	302,000	268,834
JPMorgan Chase & Co.:
2.95%, 10/1/2026	1,023,000	966,807
3.20%, 6/15/2026	811,000	778,706
3.30%, 4/1/2026	736,000	710,358
3.63%, 5/13/2024 (b)	563,000	555,816
3.88%, 9/10/2024	725,000	712,689
3.90%, 7/15/2025	737,000	725,569
4.13%, 12/15/2026	568,000	554,635
5.40%, 1/6/2042	279,000	286,689
5.50%, 10/15/2040 (b)	226,000	233,356
5.60%, 7/15/2041	363,000	378,751
5.63%, 8/16/2043	250,000	257,718
6.40%, 5/15/2038	1,063,000	1,211,278
7.63%, 10/15/2026	861,000	935,933
8.00%, 4/29/2027	807,000	914,670
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	500,000	473,635
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	879,000	784,525
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	390,000	311,064
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	544,000	512,464
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (c)	704,000	684,513
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	557,000	521,664
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	607,000	580,043
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	917,000	853,168
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	355,000	290,656
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	833,000	804,453
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	531,000	515,835
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	688,000	658,444
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	936,000	824,129
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	$756,000	$715,244
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	779,000	645,698
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	150,000	126,197
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	604,000	527,189
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	355,000	333,047
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	668,000	632,930
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	850,000	796,594
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	702,000	620,512
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	299,000	267,336
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	300,000	269,505
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	750,000	736,987
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	330,000	285,783
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	813,000	654,099
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	625,000	629,156
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	380,000	363,288
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	214,000	198,553
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	602,000	499,720
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	873,000	735,354
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	1,350,000	1,155,559
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	502,000	382,062
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	342,000	239,366
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	828,000	722,554
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	290,000	283,281
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	404,000	295,999
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	415,000	403,957
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	610,000	591,102
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	907,000	851,782

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	$733,000	$657,098
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	101,000	100,837
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	731,000	625,246
SOFR + 2.08%, 4.91%, 7/25/2033 (b) (c)	2,128,000	2,115,807
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	669,000	474,007
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	605,000	461,911
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	625,000	538,225
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,645,000	1,678,410
KeyBank NA:
4.90%, 8/8/2032	450,000	394,740
5.00%, 1/26/2033 (b)	250,000	232,145
5.85%, 11/15/2027 (b)	250,000	246,045
Series BKNT, 3.40%, 5/20/2026	180,000	159,602
Series BKNT, 3.90%, 4/13/2029 (b)	316,000	268,628
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (c)	375,000	361,061
SOFR + 2.06%, 4.79%, 6/1/2033 (c)	200,000	179,288
Series MTN, 2.25%, 4/6/2027	172,000	146,117
Series MTN, 2.55%, 10/1/2029 (b)	388,500	310,582
Series MTN, 4.10%, 4/30/2028 (b)	296,000	265,494
Series MTN, 4.15%, 10/29/2025 (b)	170,000	159,883
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026 (b)	1,454,000	1,321,555
1.25%, 1/31/2025	2,315,000	2,195,777
3.00%, 5/20/2027	1,200,000	1,166,292
3.75%, 2/15/2028 (b)	1,160,000	1,161,949
Landwirtschaftliche Rentenbank Series GMTN, 1.75%, 7/27/2026	247,000	230,715
Lloyds Banking Group PLC:
3.75%, 1/11/2027	309,000	289,360
4.38%, 3/22/2028	454,000	431,976
4.45%, 5/8/2025	513,000	501,324
4.55%, 8/16/2028	469,000	445,236
4.58%, 12/10/2025 (b)	330,908	314,267
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	245,000	216,276
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	500,000	470,390
Security Description	Principal Amount	Value
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	$279,000	$271,459
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	340,000	325,669
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	781,000	759,218
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	200,000	221,138
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	935,000	855,057
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (c)	115,000	77,034
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,175,000	1,092,139
M&T Bank Corp.:
4.00%, 7/15/2024	250,000	243,618
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	175,000	161,711
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	170,000	157,298
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026	365,000	343,699
4.70%, 1/27/2028 (b)	250,000	234,168
5.40%, 11/21/2025	500,000	482,875
Series BKNT, 3.40%, 8/17/2027	425,000	366,273
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	488,000	447,760
2.05%, 7/17/2030	230,000	187,393
2.19%, 2/25/2025	715,000	673,623
2.56%, 2/25/2030	404,000	343,634
2.76%, 9/13/2026	268,000	247,648
2.80%, 7/18/2024	255,000	245,868
3.20%, 7/18/2029	419,000	374,188
3.29%, 7/25/2027 (b)	130,000	121,892
3.74%, 3/7/2029	163,000	152,517
3.75%, 7/18/2039	430,000	366,399
3.85%, 3/1/2026	199,000	190,807
3.96%, 3/2/2028	183,000	176,293
4.15%, 3/7/2039 (b)	128,000	113,782
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	410,000	381,829
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	555,000	522,621
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	339,000	298,025
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	726,000	642,009
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	523,000	469,633
1 year CMT + 1.10%, 2.85%, 1/19/2033 (b) (c)	1,420,000	1,171,969
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	200,000	198,540

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 1.63%, 5.44%, 2/22/2034 (c)	$200,000	$202,070
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	500,000	494,905
1 year CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	200,000	200,618
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	367,000	364,163
1 year CMT + 2.13%, 5.13%, 7/20/2033 (c)	915,000	902,547
1 year CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	230,000	231,700
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	817,000	654,621
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	305,000	246,260
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	432,300	340,294
2.84%, 9/13/2026	147,000	136,244
3.17%, 9/11/2027 (b)	272,000	252,889
4.02%, 3/5/2028	360,000	339,930
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	245,000	215,291
1 year CMT + 1.80%, 5.75%, 5/27/2034 (c)	250,000	255,273
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b) (c)	250,000	250,983
1 year CMT + 2.40%, 5.67%, 9/13/2033 (c)	250,000	253,888
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	494,000	461,401
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	292,000	242,973
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	175,838
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	204,000	192,596
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	252,500	199,329
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	628,300	511,091
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	397,000	350,630
1 year CMT + 0.87%, 2.17%, 5/22/2032 (c)	200,000	157,080
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	138,800	109,287
Morgan Stanley:
3.63%, 1/20/2027	1,715,000	1,650,447
3.95%, 4/23/2027	674,000	651,097
4.30%, 1/27/2045	365,000	320,101
4.38%, 1/22/2047	165,000	147,860
5.00%, 11/24/2025	578,000	575,162
Security Description	Principal Amount	Value
7.25%, 4/1/2032 (b)	$982,000	$1,147,899
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	1,139,000	1,076,674
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (c)	610,000	605,242
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	487,000	461,131
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	782,000	696,973
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,194,000	1,075,293
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	1,400,000	1,329,636
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	475,000	434,307
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	500,000	490,760
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	451,000	382,254
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	200,000	199,624
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,152,000	871,235
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	520,000	505,170
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	570,000	562,373
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	330,000	332,066
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	25,000	23,492
SOFR + 2.08%, 4.89%, 7/20/2033 (b) (c)	584,000	573,225
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	455,000	478,619
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	2,520,000	2,755,066
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	915,000	862,424
Series F, 3.88%, 4/29/2024	901,000	889,756
Series GMTN, 3.70%, 10/23/2024	458,000	449,948
Series GMTN, 3.88%, 1/27/2026	928,000	906,786
Series GMTN, 4.00%, 7/23/2025	657,000	644,294
Series GMTN, 4.35%, 9/8/2026	828,000	807,764
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	510,000	483,230
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	636,300	612,439
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	887,370

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	$735,000	$632,776
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	748,300	601,925
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	198,000	209,264
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	294,000	273,200
Series MTN, 3.13%, 7/27/2026	989,000	937,186
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	555,000	518,387
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	250,000	197,678
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	205,000	160,960
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	435,000	419,636
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	663,000	542,665
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	344,000	351,926
National Australia Bank Ltd.:
5.13%, 11/22/2024	625,000	629,100
Series BKNT, 2.50%, 7/12/2026	497,000	464,188
National Bank of Canada:
5.25%, 1/17/2025	500,000	499,215
SOFR + 1.01%, 3.75%, 6/9/2025 (c)	200,000	195,674
NatWest Group PLC:
4.80%, 4/5/2026	516,000	503,301
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	367,000	323,437
1 year CMT + 1.35%, 5.85%, 3/2/2027 (c)	625,000	626,425
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	947,000	857,130
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	545,000	524,295
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	291,000	272,562
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	411,000	399,196
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	208,000	195,067
Security Description	Principal Amount	Value
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	$359,000	$273,949
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	341,000	284,455
3.65%, 8/3/2028	417,000	399,069
4.00%, 5/10/2027	103,000	100,872
6.13%, 11/2/2032	440,000	468,842
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	821,000	742,127
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	165,000	165,573
4.63%, 11/3/2025	650,000	659,158
PNC Bank NA:
2.50%, 8/27/2024	217,000	208,389
Series BKNT, 2.70%, 10/22/2029 (b)	480,000	412,272
Series BKNT, 2.95%, 2/23/2025	229,000	218,523
Series BKNT, 3.10%, 10/25/2027	195,000	181,859
Series BKNT, 3.88%, 4/10/2025	173,000	167,196
Series BKNT, 4.05%, 7/26/2028	669,000	632,894
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	348,000	330,906
2.55%, 1/22/2030 (b)	714,300	609,298
3.15%, 5/19/2027 (b)	377,000	352,672
3.45%, 4/23/2029	502,000	465,841
3.90%, 4/29/2024	235,000	230,281
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	287,000	287,055
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	221,500	182,097
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	175,000	172,858
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	230,000	231,380
SOFR + 1.93%, 5.07%, 1/24/2034 (b) (c)	525,000	518,322
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	443,000	466,368
Regions Bank Series BKNT, 6.45%, 6/26/2037	300,000	305,769
Regions Financial Corp.:
1.80%, 8/12/2028	226,500	185,707
2.25%, 5/18/2025	410,532	378,198
Royal Bank of Canada:
0.65%, 7/29/2024 (b)	305,000	288,085
3.38%, 4/14/2025	500,000	484,775
4.24%, 8/3/2027	280,000	273,258
4.88%, 1/12/2026	350,000	350,672
4.90%, 1/12/2028 (b)	250,000	250,185

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2033 (b)	$250,000	$252,955
5.66%, 10/25/2024	733,000	739,326
6.00%, 11/1/2027	250,000	261,420
Series GMTN, 0.75%, 10/7/2024 (b)	318,000	298,255
Series GMTN, 0.88%, 1/20/2026	727,000	654,431
Series GMTN, 1.15%, 7/14/2026	249,000	223,572
Series GMTN, 1.40%, 11/2/2026	428,000	379,529
Series GMTN, 1.60%, 1/21/2025	336,000	316,415
Series GMTN, 2.25%, 11/1/2024	549,000	525,722
Series GMTN, 2.55%, 7/16/2024	569,000	550,661
Series GMTN, 4.65%, 1/27/2026	100,000	98,550
Series MTN, 1.15%, 6/10/2025	662,000	609,225
Series MTN, 2.30%, 11/3/2031	295,000	244,354
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	224,000	202,671
3.45%, 6/2/2025	382,000	359,107
4.40%, 7/13/2027	417,000	393,631
4.50%, 7/17/2025	197,000	188,165
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	10,000	8,650
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	175,000	171,840
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	250,000	249,843
3.50%, 6/7/2024	300,000	291,669
Santander U.K. Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	347,000	317,529
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	212,000	186,363
SOFR + 1.48%, 2.90%, 3/15/2032 (b) (c)	155,000	125,711
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	235,000	239,042
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	400,000	405,444
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	601,000	536,783
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,063,000	944,592
1.40%, 9/17/2026	250,000	218,603
1.47%, 7/8/2025	645,000	591,291
1.71%, 1/12/2031 (b)	438,000	339,708
Security Description	Principal Amount	Value
1.90%, 9/17/2028	$315,000	$266,399
2.13%, 7/8/2030 (b)	280,000	227,895
2.14%, 9/23/2030	150,300	119,573
2.17%, 1/14/2027	165,000	147,901
2.35%, 1/15/2025	55,000	52,205
2.45%, 9/27/2024	200,000	191,642
2.63%, 7/14/2026	381,000	352,315
2.70%, 7/16/2024	521,000	503,025
2.72%, 9/27/2029 (b)	295,000	254,016
2.75%, 1/15/2030	672,000	578,962
2.93%, 9/17/2041 (b)	245,000	171,549
3.01%, 10/19/2026 (b)	258,000	240,028
3.04%, 7/16/2029	1,032,000	912,773
3.36%, 7/12/2027 (b)	184,000	173,959
3.78%, 3/9/2026	269,000	262,219
5.46%, 1/13/2026	800,000	807,704
5.52%, 1/13/2028	1,000,000	1,015,120
5.77%, 1/13/2033	500,000	522,500
COR, 5.71%, 1/13/2030	320,000	330,064
SVB Financial Group 3.13%, 6/5/2030 (d)	391,500	227,426
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	324	320
Synchrony Bank:
5.40%, 8/22/2025	625,000	586,044
5.63%, 8/23/2027	300,000	275,694
Synovus Bank 5.63%, 2/15/2028	300,000	272,088
Synovus Financial Corp. 5.20%, 8/11/2025	200,000	175,688
Toronto-Dominion Bank:
3.20%, 3/10/2032	395,000	347,438
3.77%, 6/6/2025	250,000	243,475
4.29%, 9/13/2024	150,000	148,274
4.69%, 9/15/2027	200,000	198,024
5.10%, 1/9/2026	250,000	251,498
5.16%, 1/10/2028	300,000	303,222
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	538,000	509,239
Series FXD, 1.45%, 1/10/2025 (b)	245,000	230,418
Series FXD, 1.95%, 1/12/2027 (b)	188,000	168,884
Series GMTN, 2.45%, 1/12/2032	173,000	143,488
Series MTN, 0.70%, 9/10/2024	258,000	242,463
Series MTN, 0.75%, 9/11/2025 (b)	755,000	679,802
Series MTN, 0.75%, 1/6/2026	275,000	245,559
Series MTN, 1.15%, 6/12/2025 (b)	540,000	497,459
Series MTN, 1.20%, 6/3/2026	250,000	222,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.25%, 9/10/2026	$868,000	$767,998
Series MTN, 2.00%, 9/10/2031	310,000	249,507
Series MTN, 2.65%, 6/12/2024	387,400	376,774
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	130,000	106,704
Series BKNT, 1.50%, 3/10/2025	196,000	180,565
Series BKNT, 2.15%, 12/6/2024	562,000	529,449
Series BKNT, 3.30%, 5/15/2026	221,000	203,972
Series BKNT, 3.63%, 9/16/2025	213,000	203,268
Series BKNT, 4.05%, 11/3/2025	420,000	403,582
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (c)	553,000	518,178
Series BNKT, 3.20%, 4/1/2024	466,000	453,385
Truist Financial Corp.:
4.00%, 5/1/2025	640,000	617,933
SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	102,195
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	200,000	192,696
SOFR + 1.85%, 5.12%, 1/26/2034 (b) (c)	205,000	199,693
SOFR + 2.30%, 6.12%, 10/28/2033 (c)	275,000	288,109
Series MTN, 1.20%, 8/5/2025	128,000	115,139
Series MTN, 1.95%, 6/5/2030	198,000	159,772
Series MTN, 2.50%, 8/1/2024	414,000	396,517
Series MTN, 2.85%, 10/26/2024	688,000	658,196
Series MTN, 3.88%, 3/19/2029 (b)	745,000	670,880
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b) (c)	376,000	330,568
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b) (c)	257,000	255,872
U.S. Bancorp:
2.40%, 7/30/2024	336,000	323,555
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	500,000	487,540
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	548,000	550,515
Security Description	Principal Amount	Value
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	$500,000	$484,730
SOFR + 1.66%, 4.55%, 7/22/2028 (c)	1,103,000	1,073,682
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	1,021,000	1,066,853
SOFR + 2.11%, 4.97%, 7/22/2033 (c)	175,000	165,963
Series DMTN, 3.00%, 7/30/2029	307,000	267,882
Series MTN, 1.38%, 7/22/2030	329,000	257,623
Series MTN, 3.90%, 4/26/2028 (b)	142,000	135,878
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	295,000	265,055
Series V, 2.38%, 7/22/2026 (b)	410,000	376,429
Series W, 3.10%, 4/27/2026	172,000	159,613
Series W, 3.60%, 9/11/2024 (b)	247,000	239,328
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025	172,000	162,315
Series BKNT, 2.80%, 1/27/2025	100,000	95,760
Valley National Bancorp 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (b) (c)	100,000	85,171
Wachovia Corp. 5.50%, 8/1/2035	305,000	305,927
Webster Financial Corp. 4.10%, 3/25/2029	72,000	65,149
Wells Fargo & Co.:
3.00%, 4/22/2026	1,613,000	1,524,269
3.00%, 10/23/2026	1,137,000	1,063,050
3.90%, 5/1/2045	552,000	446,187
5.38%, 2/7/2035	300,000	302,172
5.38%, 11/2/2043	451,000	431,657
5.61%, 1/15/2044	748,300	729,854
5.95%, 12/1/2086	100,000	100,308
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	780,000	756,304
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	632,000	593,012
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	2,307,000	2,250,225
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	893,700	666,057
Series B, 7.95%, 11/15/2029	190,000	211,662
Series GMTN, 4.30%, 7/22/2027	604,000	585,699
Series GMTN, 4.90%, 11/17/2045	264,000	234,878

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/19/2025	$1,075,000	$1,035,053
Series MTN, 3.30%, 9/9/2024	828,300	808,553
Series MTN, 3.55%, 9/29/2025	769,000	739,709
Series MTN, 4.10%, 6/3/2026	543,400	526,229
Series MTN, 4.15%, 1/24/2029	522,000	499,392
Series MTN, 4.40%, 6/14/2046	1,138,000	938,395
Series MTN, 4.65%, 11/4/2044	506,000	436,982
Series MTN, 4.75%, 12/7/2046	530,000	460,247
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	453,000	393,113
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	1,121,000	1,055,960
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	841,000	799,816
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	533,000	501,665
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	805,000	758,125
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	209,000	198,552
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	715,000	606,649
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	936,000	811,203
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	519,000	466,685
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,003,000	889,521
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	439,500	420,711
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,853,000	1,743,654
Wells Fargo Bank NA Series BKNT, 5.85%, 2/1/2037	651,000	680,054
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (c)	180,000	119,056
Security Description	Principal Amount	Value
Westpac Banking Corp.:
1.02%, 11/18/2024	$300,000	$282,486
1.15%, 6/3/2026	679,000	609,009
1.95%, 11/20/2028	553,000	481,569
2.15%, 6/3/2031 (b)	275,000	232,169
2.70%, 8/19/2026	269,000	252,658
3.13%, 11/18/2041	693,000	475,620
3.35%, 3/8/2027	632,000	603,743
3.40%, 1/25/2028	762,000	724,144
4.42%, 7/24/2039 (b)	210,000	176,387
5.35%, 10/18/2024	690,000	695,499
5.46%, 11/18/2027	285,000	296,255
1 year CMT + 2.68%, 5.41%, 8/10/2033 (c)	344,000	329,731
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	274,000	214,106
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (c)	874,000	820,677
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	252,000	239,221
Zions Bancorp NA 3.25%, 10/29/2029	287,000	200,355
		354,216,342
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	788,000	773,320
4.70%, 2/1/2036	1,525,000	1,514,706
4.90%, 2/1/2046	2,610,000	2,550,205
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	141,348
4.70%, 2/1/2036	338,000	334,434
4.90%, 2/1/2046	757,000	739,589
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 4/13/2028	451,000	444,560
4.38%, 4/15/2038	464,000	440,136
4.44%, 10/6/2048	788,000	725,535
4.50%, 6/1/2050	160,000	149,680
4.60%, 4/15/2048	995,500	942,967
4.75%, 1/23/2029	1,158,000	1,182,874
4.90%, 1/23/2031 (b)	403,000	417,057
4.95%, 1/15/2042	525,000	518,968
5.45%, 1/23/2039	530,000	556,431
5.55%, 1/23/2049	1,135,000	1,225,550
5.80%, 1/23/2059	390,000	428,177
8.00%, 11/15/2039	150,000	192,923
8.20%, 1/15/2039	246,000	321,232
Brown-Forman Corp. 4.00%, 4/15/2038	480,000	438,514
Coca-Cola Co.:
1.00%, 3/15/2028	466,511	404,666

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 3/15/2031	$559,000	$455,937
1.45%, 6/1/2027 (b)	297,000	269,676
1.65%, 6/1/2030	442,000	374,051
2.00%, 3/5/2031	183,000	156,542
2.13%, 9/6/2029	136,000	122,113
2.50%, 6/1/2040	250,000	191,855
2.50%, 3/15/2051	235,000	165,017
2.60%, 6/1/2050	421,000	300,224
2.88%, 5/5/2041	394,000	315,011
2.90%, 5/25/2027	219,000	209,811
3.38%, 3/25/2027	822,000	807,960
3.45%, 3/25/2030	734,000	704,618
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	417,000	325,815
2.75%, 1/22/2030 (b)	373,000	332,175
5.25%, 11/26/2043	1,000	1,014
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	131,422
2.88%, 5/1/2030	325,000	284,898
3.15%, 8/1/2029	248,200	227,038
3.60%, 2/15/2028	467,000	444,365
4.35%, 5/9/2027	124,000	122,412
4.50%, 5/9/2047	261,000	228,691
4.65%, 11/15/2028	223,000	222,496
4.75%, 11/15/2024	142,000	141,989
5.00%, 2/2/2026	385,000	385,316
5.25%, 11/15/2048	450,000	435,762
Diageo Capital PLC:
1.38%, 9/29/2025	250,000	231,002
2.00%, 4/29/2030 (b)	331,400	282,369
2.13%, 10/24/2024	180,000	172,868
2.13%, 4/29/2032	193,000	160,244
2.38%, 10/24/2029	118,000	103,933
3.88%, 5/18/2028	235,000	229,703
5.30%, 10/24/2027	495,000	514,716
5.50%, 1/24/2033	200,000	216,766
Diageo Investment Corp. 7.45%, 4/15/2035	171,000	211,809
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	1,000	785
4.38%, 5/10/2043	1,000	889
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	185,000	155,130
2.55%, 9/15/2026	222,000	205,869
3.20%, 5/1/2030 (b)	376,000	342,874
3.40%, 11/15/2025	250,000	240,447
3.80%, 5/1/2050	115,000	91,601
4.05%, 4/15/2032 (b)	268,000	253,874
4.42%, 5/25/2025	247,000	244,241
4.42%, 12/15/2046	397,000	347,176
4.50%, 11/15/2045	183,000	164,041
4.60%, 5/25/2028	100,000	99,787
Security Description	Principal Amount	Value
Molson Coors Beverage Co.:
3.00%, 7/15/2026	$840,000	$793,162
4.20%, 7/15/2046	356,000	291,528
5.00%, 5/1/2042	414,000	389,073
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	122,500	100,930
1.63%, 5/1/2030	181,000	153,054
1.95%, 10/21/2031 (b)	225,000	189,689
2.25%, 3/19/2025	682,000	658,157
2.63%, 10/21/2041	722,000	558,279
2.75%, 4/30/2025	233,000	225,726
2.75%, 3/19/2030	931,000	850,152
2.75%, 10/21/2051 (b)	392,000	287,622
2.88%, 10/15/2049 (b)	233,000	177,537
3.00%, 10/15/2027	402,000	384,827
3.45%, 10/6/2046	425,000	363,528
3.60%, 2/18/2028	250,000	245,260
3.60%, 8/13/2042	223,000	195,439
3.90%, 7/18/2032	260,000	254,160
4.00%, 3/5/2042	100,000	92,429
4.20%, 7/18/2052	790,000	752,159
4.45%, 2/15/2033 (b)	200,000	205,048
4.55%, 2/13/2026	130,000	132,382
4.65%, 2/15/2053	300,000	307,371
7.00%, 3/1/2029	200,000	232,784
		33,909,500
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	760,000	659,984
2.00%, 1/15/2032 (b)	100,000	81,460
2.20%, 2/21/2027	715,000	658,830
2.30%, 2/25/2031 (b)	460,000	387,113
2.45%, 2/21/2030	225,000	196,063
2.60%, 8/19/2026	228,000	214,635
2.80%, 8/15/2041	261,000	191,010
3.00%, 2/22/2029	740,000	680,267
3.00%, 1/15/2052	536,000	367,969
3.13%, 5/1/2025	272,000	264,033
3.15%, 2/21/2040	489,000	383,532
3.20%, 11/2/2027	653,000	618,659
3.35%, 2/22/2032	540,000	486,799
3.38%, 2/21/2050	330,000	247,114
3.63%, 5/22/2024	516,000	508,761
4.05%, 8/18/2029	200,000	193,232
4.20%, 2/22/2052	689,000	585,119
4.40%, 5/1/2045	600,000	528,834
4.40%, 2/22/2062	755,000	637,318
4.56%, 6/15/2048	229,000	207,527
4.66%, 6/15/2051	622,000	565,933
4.95%, 10/1/2041	238,000	226,935
5.15%, 3/2/2028	500,000	510,610
5.15%, 11/15/2041	185,000	180,055
5.25%, 3/2/2025	1,000,000	1,011,150
5.25%, 3/2/2033	805,000	826,759
5.51%, 3/2/2026	360,000	361,717

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 3/2/2043	$1,250,000	$1,288,900
5.65%, 6/15/2042	150,000	155,310
5.65%, 3/2/2053	1,205,000	1,254,092
6.40%, 2/1/2039	350,000	383,394
Baxalta, Inc. 4.00%, 6/23/2025 (b)	204,000	199,716
Biogen, Inc.:
2.25%, 5/1/2030	474,000	398,942
3.15%, 5/1/2050	406,000	283,128
3.25%, 2/15/2051	188,000	132,595
4.05%, 9/15/2025	932,000	910,732
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	250,000	236,130
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	422,000	368,782
1.65%, 10/1/2030 (b)	253,000	208,401
2.60%, 10/1/2040	277,000	204,110
2.80%, 10/1/2050	151,000	104,391
2.95%, 3/1/2027	400,000	380,816
3.50%, 2/1/2025	559,000	548,273
3.65%, 3/1/2026	1,002,000	981,249
3.70%, 4/1/2024	581,000	574,167
4.00%, 9/1/2036	172,000	159,267
4.15%, 3/1/2047	450,000	395,302
4.50%, 2/1/2045	446,000	415,190
4.75%, 3/1/2046	598,000	574,540
4.80%, 4/1/2044	337,000	326,688
Illumina, Inc. 5.75%, 12/13/2027	275,000	281,729
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030 (b)	443,000	357,616
2.80%, 9/15/2050	40,000	26,691
Royalty Pharma PLC:
1.20%, 9/2/2025	580,438	526,492
2.15%, 9/2/2031	256,000	202,642
2.20%, 9/2/2030	105,000	85,672
3.35%, 9/2/2051	325,000	212,583
3.55%, 9/2/2050	575,000	395,801
		24,354,759
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	485,000	462,981
2.49%, 2/15/2027	160,800	149,131
2.70%, 2/15/2031	136,000	116,974
2.72%, 2/15/2030	732,000	642,959
3.38%, 4/5/2040	117,000	92,917
3.58%, 4/5/2050	477,000	361,098
Fortune Brands Innovations, Inc. 3.25%, 9/15/2029	182,000	161,521
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	121,007
4.50%, 2/15/2047	298,000	262,219
Security Description	Principal Amount	Value
4.95%, 7/2/2064 (e)	$316,000	$285,124
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030 (b)	171,000	140,759
2.00%, 9/16/2031	250,000	203,585
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	94,339
3.50%, 12/15/2027	161,000	154,591
Series CB, 2.50%, 3/15/2030	367,000	311,774
Masco Corp.:
1.50%, 2/15/2028	138,000	117,794
2.00%, 10/1/2030	220,000	175,087
3.50%, 11/15/2027 (b)	120,000	113,588
4.50%, 5/15/2047 (b)	365,000	303,147
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	116,000	104,786
Owens Corning:
3.40%, 8/15/2026	244,000	232,315
3.88%, 6/1/2030	111,000	102,615
3.95%, 8/15/2029	131,000	123,473
4.20%, 12/1/2024	100,000	98,681
4.30%, 7/15/2047	126,000	103,949
Vulcan Materials Co.:
3.50%, 6/1/2030	225,000	206,102
3.90%, 4/1/2027	155,000	150,756
4.50%, 6/15/2047	239,000	212,607
		5,605,879
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	120,866
1.85%, 5/15/2027	488,000	441,372
2.05%, 5/15/2030 (b)	383,000	330,966
2.80%, 5/15/2050	107,000	76,896
Albemarle Corp. 5.45%, 12/1/2044	440,000	420,411
Cabot Corp. 5.00%, 6/30/2032	113,000	110,243
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	260,000	223,408
5.90%, 7/5/2024	500,000	500,235
6.05%, 3/15/2025	520,000	523,011
6.17%, 7/15/2027	648,000	655,102
6.33%, 7/15/2029	494,000	500,402
CF Industries, Inc.:
4.95%, 6/1/2043	635,000	543,319
5.15%, 3/15/2034	192,000	184,122
5.38%, 3/15/2044	530,000	478,802
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	225,000	188,104
4.38%, 11/15/2042	375,000	325,012
4.63%, 10/1/2044	240,000	214,411
4.80%, 11/30/2028	106,000	106,697

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2041	$539,000	$523,391
6.30%, 3/15/2033	175,000	190,405
6.90%, 5/15/2053	300,000	347,208
7.38%, 11/1/2029	618,000	705,435
9.40%, 5/15/2039	90,000	120,663
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	490,000	489,613
4.73%, 11/15/2028 (b)	541,000	545,972
5.32%, 11/15/2038	376,000	378,598
5.42%, 11/15/2048 (b)	676,000	676,352
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	75,000	73,549
4.65%, 10/15/2044	839,000	726,817
4.80%, 9/1/2042	799,000	715,369
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	150,733
2.70%, 11/1/2026 (b)	200,000	189,730
2.70%, 12/15/2051	434,000	288,263
2.75%, 8/18/2055	258,000	165,267
4.80%, 3/24/2030	313,000	319,291
5.25%, 1/15/2028	750,000	778,132
FMC Corp.:
3.20%, 10/1/2026 (b)	120,000	113,449
3.45%, 10/1/2029	300,000	272,625
4.50%, 10/1/2049	192,000	160,456
Huntsman International LLC 4.50%, 5/1/2029	152,000	142,774
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	663,000	519,487
5.00%, 9/26/2048	125,000	106,677
Linde, Inc.:
1.10%, 8/10/2030	250	200
3.55%, 11/7/2042	176,000	146,536
4.70%, 12/5/2025	240,000	241,426
Lubrizol Corp. 6.50%, 10/1/2034	70,000	84,062
LYB International Finance BV 4.88%, 3/15/2044	364,000	322,100
LYB International Finance III LLC:
1.25%, 10/1/2025	75,429	68,387
2.25%, 10/1/2030	183,000	151,054
3.38%, 10/1/2040	140,000	103,694
3.63%, 4/1/2051	281,000	199,777
3.80%, 10/1/2060	250,000	171,925
4.20%, 10/15/2049	173,000	135,210
LyondellBasell Industries NV:
4.63%, 2/26/2055	179,000	146,254
5.75%, 4/15/2024	521,000	521,307
Mosaic Co.:
4.05%, 11/15/2027	256,000	247,560
4.88%, 11/15/2041	125,000	112,114
5.45%, 11/15/2033	300,000	301,662
5.63%, 11/15/2043	100,000	97,394
Security Description	Principal Amount	Value
NewMarket Corp. 2.70%, 3/18/2031	$165,000	$137,285
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	197,811
3.00%, 4/1/2025	131,000	125,856
4.00%, 12/15/2026	628,000	608,004
4.13%, 3/15/2035	260,000	233,217
4.90%, 6/1/2043	140,000	128,993
5.63%, 12/1/2040	150,000	149,620
5.90%, 11/7/2024	270,000	273,877
5.95%, 11/7/2025	90,000	92,589
PPG Industries, Inc.:
1.20%, 3/15/2026	110,000	99,202
2.80%, 8/15/2029	90,000	79,907
3.75%, 3/15/2028 (b)	428,000	411,308
RPM International, Inc. 3.75%, 3/15/2027	131,000	124,514
Sherwin-Williams Co.:
2.20%, 3/15/2032	475,000	382,399
2.30%, 5/15/2030	190,000	161,226
2.90%, 3/15/2052	150,000	96,437
2.95%, 8/15/2029	464,000	417,795
3.13%, 6/1/2024	234,000	228,789
3.45%, 8/1/2025	100,000	96,952
3.45%, 6/1/2027	269,000	257,325
4.50%, 6/1/2047	300,000	265,059
4.55%, 8/1/2045	100,000	87,795
Westlake Corp.:
0.88%, 8/15/2024	216,000	203,882
2.88%, 8/15/2041	201,000	135,944
3.13%, 8/15/2051	96,000	61,260
3.38%, 6/15/2030	150,000	132,979
3.60%, 8/15/2026 (b)	100,000	95,589
4.38%, 11/15/2047	135,000	108,323
		23,088,234
COMMERCIAL SERVICES — 0.4%
American University Series 2019, 3.67%, 4/1/2049	456,000	369,570
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	312,000	255,759
1.70%, 5/15/2028	125,000	111,623
3.38%, 9/15/2025	274,000	268,783
Block Financial LLC 3.88%, 8/15/2030	192,000	165,969
California Endowment Series 2021, 2.50%, 4/1/2051	605,000	399,112
California Institute of Technology 4.32%, 8/1/2045	439,000	410,465
Cintas Corp. No. 2 3.70%, 4/1/2027	261,000	253,760

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Duke University:
Series 2020, 2.68%, 10/1/2044	$221,000	$167,242
Series 2020, 2.83%, 10/1/2055	263,000	185,184
Emory University Series 2020, 2.97%, 9/1/2050	332,000	242,851
Equifax, Inc.:
2.35%, 9/15/2031	263,000	211,660
2.60%, 12/1/2024	185,000	176,730
3.10%, 5/15/2030	260,000	226,470
5.10%, 12/15/2027	415,000	417,274
Ford Foundation Series 2020, 2.82%, 6/1/2070	425,000	264,397
George Washington University:
Series 2015, 4.87%, 9/15/2045	262,000	254,174
Series 2014, 4.30%, 9/15/2044	255,000	227,712
Georgetown University Series B, 4.32%, 4/1/2049	135,000	116,101
Global Payments, Inc.:
1.20%, 3/1/2026	469,000	417,588
2.15%, 1/15/2027	200,000	177,192
2.65%, 2/15/2025	181,000	172,260
2.90%, 5/15/2030	283,000	239,794
2.90%, 11/15/2031	445,000	364,722
3.20%, 8/15/2029	337,000	296,840
4.15%, 8/15/2049	132,000	98,629
4.45%, 6/1/2028	477,000	453,098
4.80%, 4/1/2026	160,000	156,851
4.95%, 8/15/2027	265,000	261,574
5.95%, 8/15/2052	175,000	167,099
GXO Logistics, Inc.:
1.65%, 7/15/2026	500,000	439,345
2.65%, 7/15/2031	275,000	214,310
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	394,000	350,392
Series A, 4.71%, 7/1/2032	200,000	203,016
Leland Stanford Junior University:
2.41%, 6/1/2050	255,000	170,924
3.65%, 5/1/2048	175,000	151,599
Massachusetts Institute of Technology:
3.89%, 7/1/2116	619,000	487,710
4.68%, 7/1/2114	125,000	117,366
Series F, 2.99%, 7/1/2050	365,000	278,090
Moody's Corp.:
2.00%, 8/19/2031	168,000	137,360
2.75%, 8/19/2041	150,000	107,663
3.75%, 2/25/2052 (b)	214,000	170,449
Security Description	Principal Amount	Value
4.25%, 8/8/2032 (b)	$383,000	$368,856
4.88%, 12/17/2048	172,000	161,014
5.25%, 7/15/2044	144,000	141,971
Northwestern University 4.64%, 12/1/2044	495,000	488,362
PayPal Holdings, Inc.:
1.65%, 6/1/2025	149,000	139,837
2.30%, 6/1/2030	305,000	261,480
2.40%, 10/1/2024	498,000	482,248
2.65%, 10/1/2026	404,000	380,960
2.85%, 10/1/2029	409,000	369,012
3.25%, 6/1/2050	247,000	180,567
3.90%, 6/1/2027	250,000	245,847
4.40%, 6/1/2032 (b)	264,000	258,934
5.25%, 6/1/2062	425,000	411,255
President & Fellows of Harvard College:
3.15%, 7/15/2046	331,000	263,009
3.30%, 7/15/2056	637,500	502,943
Quanta Services, Inc.:
2.35%, 1/15/2032	200,000	158,444
3.05%, 10/1/2041	180,000	125,489
RELX Capital, Inc.:
3.00%, 5/22/2030	558,000	496,575
4.75%, 5/20/2032	250,000	247,750
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	135,000	89,122
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	264,000	212,150
2.30%, 8/15/2060	270,000	156,322
2.45%, 3/1/2027	100,000	93,966
2.90%, 3/1/2032 (b)	440,000	392,458
3.70%, 3/1/2052 (b)	411,000	337,698
3.90%, 3/1/2062	100,000	83,151
4.25%, 5/1/2029	610,000	601,551
4.75%, 8/1/2028 (b)	450,000	456,183
Thomas Jefferson University 3.85%, 11/1/2057	220,000	165,055
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	425,000	336,413
Trustees of Boston College 3.13%, 7/1/2052	509,000	373,122
Trustees of Boston University Series CC, 4.06%, 10/1/2048	275,000	242,850
Trustees of Princeton University:
5.70%, 3/1/2039	95,000	106,794
Series 2020, 2.52%, 7/1/2050	384,000	272,559
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	325,000	233,093

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 2.40%, 10/1/2050	$50,000	$32,596
University of Chicago:
3.00%, 10/1/2052	266,000	195,960
Series 20B, 2.76%, 4/1/2045	700,000	543,669
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	400,000	334,400
Series 2017, 3.39%, 2/15/2048	619,000	513,950
University of Southern California:
2.81%, 10/1/2050	418,000	292,144
3.03%, 10/1/2039	190,000	156,207
Series 21A, 2.95%, 10/1/2051	215,000	153,658
Verisk Analytics, Inc.:
3.63%, 5/15/2050	200,000	145,512
4.00%, 6/15/2025	143,000	139,853
5.75%, 4/1/2033	500,000	524,985
William Marsh Rice University 3.77%, 5/15/2055	145,000	124,542
Yale University Series 2020, 1.48%, 4/15/2030	125,000	104,635
		23,457,858
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	483,000	445,162
0.70%, 2/8/2026	739,000	672,335
1.13%, 5/11/2025	469,000	440,086
1.20%, 2/8/2028	578,000	508,201
1.40%, 8/5/2028 (b)	342,000	299,729
1.65%, 5/11/2030 (b)	372,000	316,557
1.65%, 2/8/2031 (b)	685,000	572,516
1.70%, 8/5/2031 (b)	305,000	253,650
1.80%, 9/11/2024	224,000	216,050
2.05%, 9/11/2026	406,200	379,760
2.20%, 9/11/2029	797,000	713,187
2.45%, 8/4/2026	883,000	840,907
2.55%, 8/20/2060	300,000	198,858
2.65%, 5/11/2050	676,000	477,824
2.65%, 2/8/2051	1,031,000	722,999
2.70%, 8/5/2051	635,000	447,186
2.75%, 1/13/2025	861,000	838,984
2.80%, 2/8/2061	700,000	476,805
2.85%, 5/11/2024	247,000	242,831
2.90%, 9/12/2027	134,000	128,254
2.95%, 9/11/2049	259,000	195,734
3.00%, 6/20/2027	502,000	484,892
3.00%, 11/13/2027 (b)	534,000	512,683
3.20%, 5/11/2027	684,000	666,537
3.25%, 2/23/2026	867,000	848,420
Security Description	Principal Amount	Value
3.35%, 2/9/2027	$1,075,000	$1,049,393
3.35%, 8/8/2032 (b)	212,000	200,158
3.45%, 5/6/2024	1,122,000	1,109,142
3.45%, 2/9/2045	252,000	216,453
3.75%, 9/12/2047	468,000	408,981
3.75%, 11/13/2047	402,000	351,698
3.85%, 5/4/2043	1,105,000	1,006,556
3.85%, 8/4/2046	528,000	470,886
3.95%, 8/8/2052	789,000	707,236
4.25%, 2/9/2047 (b)	347,000	332,967
4.38%, 5/13/2045	722,000	700,520
4.45%, 5/6/2044	220,000	220,101
4.50%, 2/23/2036	397,000	410,224
4.65%, 2/23/2046	774,000	776,531
CGI, Inc.:
1.45%, 9/14/2026	150,000	134,700
2.30%, 9/14/2031	450,000	356,863
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (f)	464,000	324,652
3.45%, 12/15/2051 (f)	500,000	325,655
4.00%, 7/15/2024	147,000	144,889
4.90%, 10/1/2026	423,000	420,686
5.25%, 2/1/2028	275,000	277,621
5.30%, 10/1/2029	377,500	379,878
5.75%, 2/1/2033 (b)	110,000	109,930
5.85%, 7/15/2025	560,000	569,234
6.02%, 6/15/2026	1,138,000	1,168,009
8.10%, 7/15/2036	209,000	242,965
8.35%, 7/15/2046	143,000	173,975
DXC Technology Co.:
1.80%, 9/15/2026	200,000	174,914
2.38%, 9/15/2028 (b)	200,000	169,686
Fortinet, Inc. 1.00%, 3/15/2026	240,000	215,746
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	495,000	476,170
1.75%, 4/1/2026 (b)	165,000	151,904
4.90%, 10/15/2025	1,280,000	1,276,659
HP, Inc.:
1.45%, 6/17/2026	500,000	449,980
3.00%, 6/17/2027	461,000	429,463
3.40%, 6/17/2030	253,000	224,087
4.00%, 4/15/2029	105,000	99,582
4.20%, 4/15/2032	379,000	341,305
5.50%, 1/15/2033 (b)	525,000	520,175
6.00%, 9/15/2041 (b)	299,000	306,200
International Business Machines Corp.:
1.95%, 5/15/2030	303,000	253,126
2.72%, 2/9/2032 (b)	305,000	262,648
2.85%, 5/15/2040	180,000	132,401
2.95%, 5/15/2050	180,000	121,819
3.00%, 5/15/2024	1,460,000	1,433,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 5/15/2026	$1,619,000	$1,560,975
3.30%, 1/27/2027	150,000	143,724
3.43%, 2/9/2052	150,000	109,227
3.45%, 2/19/2026	351,000	340,846
3.50%, 5/15/2029	498,000	467,657
4.00%, 7/27/2025	200,000	197,738
4.00%, 6/20/2042	283,000	241,396
4.15%, 5/15/2039	654,000	579,470
4.25%, 5/15/2049	928,000	794,934
4.50%, 2/6/2028	250,000	249,655
4.75%, 2/6/2033	250,000	248,405
4.90%, 7/27/2052	400,000	374,196
5.10%, 2/6/2053	250,000	238,898
6.22%, 8/1/2027	123,000	130,710
COR, 4.50%, 2/6/2026	250,000	249,423
Leidos, Inc.:
2.30%, 2/15/2031	190,000	154,459
4.38%, 5/15/2030	191,000	179,912
5.75%, 3/15/2033	200,000	204,418
NetApp, Inc.:
1.88%, 6/22/2025	342,000	319,195
2.70%, 6/22/2030	218,000	187,271
Western Digital Corp.:
2.85%, 2/1/2029	525,000	427,444
3.10%, 2/1/2032	116,000	87,608
		39,016,568
CONSTRUCTION MATERIALS — 0.0% (a)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032 (b)	100,000	101,305
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	200,000	187,446
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	176,000	147,937
2.38%, 12/1/2029	145,000	128,266
3.13%, 12/1/2049 (b)	495,000	380,507
4.15%, 3/15/2047	477,000	436,264
Haleon U.K. Capital PLC 3.13%, 3/24/2025	353,000	341,107
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	634,000	601,216
3.63%, 3/24/2032	925,000	839,872
4.00%, 3/24/2052	170,000	140,986
Kenvue, Inc.:
4.90%, 3/22/2033 (f)	750,000	774,622
5.05%, 3/22/2028 (f)	500,000	516,780
5.05%, 3/22/2053 (f)	315,000	324,844
5.10%, 3/22/2043 (f)	190,000	196,031
Procter & Gamble Co.:
1.90%, 2/1/2027 (b)	126,000	117,176
1.95%, 4/23/2031 (b)	195,000	168,667
2.45%, 11/3/2026 (b)	187,000	177,226
Security Description	Principal Amount	Value
2.80%, 3/25/2027	$100,000	$95,397
3.00%, 3/25/2030	2,045,000	1,916,165
3.55%, 3/25/2040	200,000	178,972
3.60%, 3/25/2050	200,000	173,724
Unilever Capital Corp.:
0.63%, 8/12/2024	250,000	236,120
1.75%, 8/12/2031	175,000	143,878
2.00%, 7/28/2026	137,000	128,114
2.60%, 5/5/2024	294,000	287,379
2.90%, 5/5/2027 (b)	686,000	651,837
3.50%, 3/22/2028 (b)	553,000	534,436
		9,824,969
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
4.20%, 5/15/2047	255,000	226,374
4.60%, 6/15/2045	177,000	169,037
		395,411
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	733,000	684,505
1.75%, 1/30/2026	340,000	303,657
2.45%, 10/29/2026	1,120,000	1,005,178
3.00%, 10/29/2028	1,200,000	1,046,424
3.30%, 1/30/2032	1,282,000	1,058,778
3.40%, 10/29/2033	171,000	138,170
3.50%, 1/15/2025	366,000	350,822
3.65%, 7/21/2027	314,000	289,257
3.85%, 10/29/2041	276,200	210,122
4.45%, 10/1/2025	117,000	113,201
4.45%, 4/3/2026	325,000	311,727
6.50%, 7/15/2025	270,000	271,399
Series 3NC1, 1.75%, 10/29/2024	369,000	344,074
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	375,000	325,271
Air Lease Corp.:
0.80%, 8/18/2024	110,000	102,633
1.88%, 8/15/2026	350,000	310,698
2.88%, 1/15/2032	109,000	89,933
3.13%, 12/1/2030	300,000	254,667
3.25%, 3/1/2025	328,000	314,152
3.38%, 7/1/2025	390,000	370,789
4.63%, 10/1/2028	279,000	265,203
5.30%, 2/1/2028	200,000	197,576
5.85%, 12/15/2027	250,000	251,360
Series GMTN, 3.75%, 6/1/2026	596,000	563,154
Series MTN, 2.30%, 2/1/2025	100,000	94,710
Series MTN, 2.88%, 1/15/2026	413,000	385,036

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/1/2030	$334,000	$285,006
Aircastle Ltd. 4.25%, 6/15/2026	148,000	140,044
Ally Financial, Inc.:
2.20%, 11/2/2028	225,000	178,576
3.88%, 5/21/2024	200,000	191,080
4.63%, 3/30/2025	335,000	317,446
5.13%, 9/30/2024	406,000	391,339
7.10%, 11/15/2027 (b)	550,000	558,816
8.00%, 11/1/2031	639,000	668,190
American Express Co.:
2.50%, 7/30/2024	298,000	288,160
2.55%, 3/4/2027	715,000	661,790
3.00%, 10/30/2024	467,000	455,456
3.13%, 5/20/2026	360,000	343,274
3.30%, 5/3/2027	482,000	458,507
3.38%, 5/3/2024	555,000	544,227
3.63%, 12/5/2024	173,000	168,800
3.95%, 8/1/2025	790,000	775,061
4.05%, 5/3/2029 (b)	470,000	458,457
4.20%, 11/6/2025	428,000	423,998
5.85%, 11/5/2027	330,000	346,556
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	300,000	287,628
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	203,000	199,527
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	103,147
3.00%, 4/2/2025	240,000	231,211
BlackRock, Inc.:
1.90%, 1/28/2031	230,000	192,784
2.40%, 4/30/2030	267,000	234,423
3.20%, 3/15/2027 (b)	418,000	402,630
3.25%, 4/30/2029 (b)	269,000	256,104
Brookfield Corp. 4.00%, 1/15/2025	420,000	412,226
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	245,000	194,988
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	179,000	121,452
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (b)	150,000	124,569
3.63%, 2/15/2052	150,000	101,912
3.90%, 1/25/2028 (b)	366,000	339,059
4.25%, 6/2/2026	100,000	96,627
4.35%, 4/15/2030	283,000	263,965
4.70%, 9/20/2047	177,000	152,967
4.85%, 3/29/2029	608,000	586,519
Capital One Financial Corp.:
3.30%, 10/30/2024	721,000	689,089
3.65%, 5/11/2027 (b)	156,600	143,064
Security Description	Principal Amount	Value
3.75%, 4/24/2024	$200,000	$195,150
3.75%, 7/28/2026	524,000	476,599
3.75%, 3/9/2027	667,200	606,351
3.80%, 1/31/2028	262,300	240,511
4.20%, 10/29/2025	17,760	16,605
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	217,000	186,707
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	621,000	575,518
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	275,000	196,325
SOFR + 1.37%, 4.17%, 5/9/2025 (c)	900,000	871,731
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	369,000	316,875
SOFR + 2.06%, 4.93%, 5/10/2028 (b) (c)	400,000	384,516
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	151,094
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	650,000	617,383
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	450,000	437,391
Cboe Global Markets, Inc. 3.00%, 3/16/2032	410,000	353,637
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	425,000	372,937
1.15%, 5/13/2026	266,000	233,474
1.65%, 3/11/2031 (b)	275,000	212,039
1.95%, 12/1/2031	245,000	188,951
2.00%, 3/20/2028 (b)	386,000	331,586
2.30%, 5/13/2031 (b)	200,000	161,354
2.45%, 3/3/2027	146,000	131,057
2.75%, 10/1/2029	139,000	120,256
2.90%, 3/3/2032 (b)	295,000	246,136
3.00%, 3/10/2025	168,000	159,546
3.20%, 3/2/2027	350,000	323,984
3.25%, 5/22/2029	222,000	197,682
3.30%, 4/1/2027	124,000	114,593
3.45%, 2/13/2026	431,000	407,217
3.63%, 4/1/2025	155,000	149,195
3.85%, 5/21/2025	360,000	346,165
4.00%, 2/1/2029 (b)	225,000	215,003
4.63%, 3/22/2030 (b)	147,000	141,661
CI Financial Corp. 3.20%, 12/17/2030	572,000	440,366
CME Group, Inc.:
3.00%, 3/15/2025	347,000	336,226
3.75%, 6/15/2028	324,000	317,659
5.30%, 9/15/2043	347,000	367,227
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	277,240
Discover Financial Services:
3.75%, 3/4/2025	168,000	159,348
4.10%, 2/9/2027	214,000	202,213
6.70%, 11/29/2032	390,000	402,519

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Franklin Resources, Inc.:
1.60%, 10/30/2030	$250,000	$197,170
2.85%, 3/30/2025	162,000	152,772
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (b)	608,000	479,183
2.10%, 6/15/2030	424,000	359,009
3.00%, 6/15/2050	503,000	355,204
3.00%, 9/15/2060	190,000	124,441
3.10%, 9/15/2027 (b)	256,000	241,979
3.65%, 5/23/2025	595,000	585,379
3.75%, 9/21/2028 (b)	342,000	328,795
4.00%, 9/15/2027	405,000	400,460
4.25%, 9/21/2048	271,000	236,702
4.35%, 6/15/2029	325,000	321,210
4.60%, 3/15/2033	168,000	166,626
4.95%, 6/15/2052	330,000	321,301
5.20%, 6/15/2062	285,000	286,878
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	144,095
5.38%, 11/30/2043 (b)	125,000	123,663
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	530,000	410,056
2.75%, 10/15/2032	250,000	195,220
4.15%, 1/23/2030	363,000	332,323
4.85%, 1/15/2027	119,000	116,527
Lazard Group LLC:
3.63%, 3/1/2027	125,000	117,393
4.38%, 3/11/2029	310,000	293,750
Legg Mason, Inc. 5.63%, 1/15/2044	204,000	204,630
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	155,246
2.00%, 3/3/2025	348,200	333,036
2.00%, 11/18/2031	200,000	168,770
2.95%, 11/21/2026	151,000	144,644
2.95%, 3/15/2051	162,000	121,962
3.30%, 3/26/2027	115,000	111,389
3.35%, 3/26/2030	299,000	284,600
3.38%, 4/1/2024	461,000	456,210
3.50%, 2/26/2028	179,000	173,302
3.65%, 6/1/2049	189,000	161,531
3.80%, 11/21/2046 (b)	247,000	215,384
3.85%, 3/26/2050	294,000	261,219
3.95%, 2/26/2048 (b)	165,000	148,774
4.88%, 3/9/2028 (b)	355,000	365,867
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	910,000	899,362
Nasdaq, Inc.:
2.50%, 12/21/2040	458,000	301,588
3.25%, 4/28/2050	42,000	28,869
3.85%, 6/30/2026 (b)	190,000	185,345
3.95%, 3/7/2052	100,000	77,529
Security Description	Principal Amount	Value
NASDAQ, Inc. 1.65%, 1/15/2031	$248,300	$196,952
Nomura Holdings, Inc.:
1.65%, 7/14/2026	312,000	273,849
1.85%, 7/16/2025	358,000	328,003
2.17%, 7/14/2028	395,000	330,398
2.33%, 1/22/2027	525,000	464,079
2.61%, 7/14/2031	235,000	184,209
2.65%, 1/16/2025	496,000	469,900
2.68%, 7/16/2030	251,000	202,936
2.71%, 1/22/2029	410,000	347,778
3.00%, 1/22/2032	226,000	180,818
3.10%, 1/16/2030	426,000	359,514
5.71%, 1/9/2026 (b)	220,000	220,253
5.84%, 1/18/2028	200,000	200,736
6.18%, 1/18/2033	200,000	203,094
ORIX Corp.:
3.70%, 7/18/2027	118,000	112,091
5.00%, 9/13/2027 (b)	150,000	149,859
5.20%, 9/13/2032 (b)	400,000	401,484
Private Export Funding Corp.:
1.75%, 11/15/2024	938,000	894,843
Series PP, 1.40%, 7/15/2028	278,000	242,627
Radian Group, Inc.:
4.50%, 10/1/2024	116,000	112,577
6.63%, 3/15/2025	132,000	131,266
Raymond James Financial, Inc. 3.75%, 4/1/2051	446,000	332,444
Stifel Financial Corp. 4.00%, 5/15/2030	239,000	209,390
Synchrony Financial:
2.88%, 10/28/2031	376,000	268,035
3.70%, 8/4/2026	153,000	133,840
3.95%, 12/1/2027	570,250	483,732
4.25%, 8/15/2024	341,000	318,603
5.15%, 3/19/2029	173,000	152,273
Visa, Inc.:
1.10%, 2/15/2031	298,000	237,947
1.90%, 4/15/2027	850,000	784,099
2.05%, 4/15/2030	401,000	350,061
2.70%, 4/15/2040	200,000	158,168
3.15%, 12/14/2025	704,000	683,753
3.65%, 9/15/2047	290,000	253,927
4.15%, 12/14/2035	577,000	568,316
4.30%, 12/14/2045	1,036,000	998,549
Western Union Co.:
1.35%, 3/15/2026	120,000	106,631
2.75%, 3/15/2031	140,000	111,833
2.85%, 1/10/2025	141,000	134,580
		58,006,037
ELECTRIC — 2.0%
AEP Texas, Inc.:
3.95%, 6/1/2028	262,000	252,172

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 5/15/2032	$25,000	$24,404
5.25%, 5/15/2052	175,000	170,690
Series I, 2.10%, 7/1/2030	355,000	294,465
AEP Transmission Co. LLC:
3.10%, 12/1/2026	171,000	162,648
3.15%, 9/15/2049	20,000	14,540
3.80%, 6/15/2049	254,000	209,865
4.00%, 12/1/2046	527,000	449,863
Series M, 3.65%, 4/1/2050	153,000	121,471
Series N, 2.75%, 8/15/2051	180,000	119,018
AES Corp.:
1.38%, 1/15/2026	185,000	166,272
2.45%, 1/15/2031	393,000	320,539
Alabama Power Co.:
3.13%, 7/15/2051	255,000	180,356
3.45%, 10/1/2049	350,000	262,496
3.75%, 9/1/2027	100,000	97,315
3.75%, 3/1/2045	200,000	161,156
3.85%, 12/1/2042	179,000	149,768
3.94%, 9/1/2032	280,000	262,707
4.30%, 1/2/2046	540,000	468,531
Series 20-A, 1.45%, 9/15/2030	200,000	160,742
Ameren Corp.:
1.75%, 3/15/2028	125,000	108,708
1.95%, 3/15/2027	198,000	177,588
2.50%, 9/15/2024	474,000	455,045
3.50%, 1/15/2031	234,000	212,456
3.65%, 2/15/2026	425,000	409,343
Ameren Illinois Co.:
1.55%, 11/15/2030 (b)	110,000	88,756
3.70%, 12/1/2047	304,000	249,821
3.80%, 5/15/2028 (b)	200,000	194,892
5.90%, 12/1/2052	300,000	335,571
American Electric Power Co., Inc.:
2.30%, 3/1/2030	410,000	345,864
3.20%, 11/13/2027	263,000	247,117
5.75%, 11/1/2027	500,000	519,685
5.95%, 11/1/2032	250,000	266,247
Series J, 4.30%, 12/1/2028 (b)	293,000	286,164
Series N, 1.00%, 11/1/2025	131,000	119,023
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	380,000	322,734
Series BB, 4.50%, 8/1/2032	275,000	264,080
Series Y, 4.50%, 3/1/2049	150,000	129,456
Arizona Public Service Co.:
2.20%, 12/15/2031	200,000	158,926
2.60%, 8/15/2029	226,000	196,421
3.15%, 5/15/2025 (b)	290,000	278,559
3.35%, 5/15/2050	124,000	87,513
Security Description	Principal Amount	Value
3.50%, 12/1/2049	$212,000	$152,950
4.25%, 3/1/2049	275,000	225,187
6.35%, 12/15/2032	50,000	54,387
Atlantic City Electric Co. 2.30%, 3/15/2031	510,000	430,328
Avangrid, Inc.:
3.15%, 12/1/2024	147,000	142,483
3.20%, 4/15/2025	162,469	155,780
3.80%, 6/1/2029	127,000	119,324
Avista Corp. 4.35%, 6/1/2048	150,000	134,277
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (b)	200,000	168,438
2.90%, 6/15/2050	55,000	37,925
3.50%, 8/15/2046	31,000	23,914
3.75%, 8/15/2047	400,000	322,308
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	84,307
3.25%, 4/15/2028	425,000	406,245
3.50%, 2/1/2025	229,000	225,380
3.70%, 7/15/2030	220,000	209,073
3.80%, 7/15/2048	259,000	209,187
4.05%, 4/15/2025 (b)	561,000	558,274
5.15%, 11/15/2043 (b)	210,000	206,863
6.13%, 4/1/2036	915,000	1,009,089
Black Hills Corp.:
1.04%, 8/23/2024	381,000	359,161
2.50%, 6/15/2030	118,000	98,581
3.05%, 10/15/2029	420,000	367,874
3.15%, 1/15/2027	50,000	47,022
3.88%, 10/15/2049	100,000	75,282
3.95%, 1/15/2026	210,000	203,192
4.35%, 5/1/2033	356,000	326,947
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	482,000	406,827
Series AA, 3.00%, 2/1/2027	213,000	202,874
Series AE, 2.35%, 4/1/2031	217,000	185,594
Series AF, 3.35%, 4/1/2051	205,000	155,829
Series AI, 4.45%, 10/1/2032	280,000	277,463
Series K2, 6.95%, 3/15/2033	476,000	554,145
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	150,000	143,724
2.65%, 6/1/2031	125,000	105,854
2.95%, 3/1/2030	150,000	131,471
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	410,000	389,574
4.97%, 5/1/2046	383,000	334,880

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	$105,000	$105,657
CMS Energy Corp.:
3.00%, 5/15/2026	195,000	185,039
3.45%, 8/15/2027 (b)	194,000	184,515
Commonwealth Edison Co.:
2.55%, 6/15/2026	200,000	188,318
3.65%, 6/15/2046	287,000	226,667
3.70%, 8/15/2028 (b)	140,000	134,512
4.00%, 3/1/2049	338,000	283,328
4.90%, 2/1/2033 (b)	280,000	286,101
COR, 5.30%, 2/1/2053	320,000	331,120
Series 103, 5.90%, 3/15/2036	175,000	187,962
Series 122, 2.95%, 8/15/2027	25,000	23,470
Series 123, 3.75%, 8/15/2047	680,000	554,180
Series 127, 3.20%, 11/15/2049	310,000	226,719
Series 130, 3.13%, 3/15/2051	454,000	326,108
Series 131, 2.75%, 9/1/2051	265,000	176,069
Connecticut Light & Power Co.:
4.00%, 4/1/2048	258,000	222,143
5.25%, 1/15/2053	190,000	196,137
Series A, 3.20%, 3/15/2027	116,000	111,231
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	125,000	89,988
3.95%, 3/1/2043	120,000	100,945
4.45%, 3/15/2044	317,000	283,395
4.50%, 12/1/2045	332,000	297,379
4.50%, 5/15/2058	330,000	285,598
4.63%, 12/1/2054	250,000	223,103
5.70%, 6/15/2040	200,000	205,948
6.15%, 11/15/2052	180,000	202,770
Series 06-A, 5.85%, 3/15/2036	220,000	231,618
Series 09-C, 5.50%, 12/1/2039	140,000	141,553
Series 12-A, 4.20%, 3/15/2042	175,000	152,406
Series 2017, 3.88%, 6/15/2047	475,000	387,244
Series 20B, 3.95%, 4/1/2050	350,000	291,049
Series A, 4.13%, 5/15/2049	320,000	270,435
Series B, 3.13%, 11/15/2027	512,000	480,266
Series C, 4.30%, 12/1/2056	475,000	398,829
Security Description	Principal Amount	Value
Series E, 4.65%, 12/1/2048	$200,000	$182,510
Constellation Energy Generation LLC:
3.25%, 6/1/2025	165,000	159,237
6.25%, 10/1/2039	374,000	395,288
Consumers Energy Co.:
2.50%, 5/1/2060	330,000	193,106
3.10%, 8/15/2050	352,000	253,398
3.50%, 8/1/2051	250,000	194,625
3.95%, 5/15/2043	75,000	64,131
4.05%, 5/15/2048	105,000	89,768
4.20%, 9/1/2052	450,000	394,519
4.65%, 3/1/2028	500,000	504,530
Dayton Power & Light Co. 3.95%, 6/15/2049	206,000	164,087
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	200,000	220,420
Dominion Energy, Inc.:
3.07%, 8/15/2024 (e)	636,000	618,192
3.90%, 10/1/2025	148,300	144,904
4.25%, 6/1/2028	308,000	299,718
4.70%, 12/1/2044	288,000	256,959
5.38%, 11/15/2032	250,000	256,593
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	119,000	111,898
Series A, 1.45%, 4/15/2026	155,000	140,149
Series A, 3.30%, 3/15/2025	285,000	275,056
Series B, 3.30%, 4/15/2041	109,000	83,922
Series B, 5.95%, 6/15/2035	277,000	293,033
Series C, 3.38%, 4/1/2030	403,000	365,255
Series C, 4.05%, 9/15/2042	689,000	554,307
Series C, 4.90%, 8/1/2041	370,000	339,194
Series D, 2.85%, 8/15/2026	116,000	108,860
Series F, 5.25%, 8/1/2033	159,000	160,274
DTE Electric Co.:
2.25%, 3/1/2030	459,000	398,049
3.70%, 3/15/2045	225,000	183,200
3.70%, 6/1/2046	172,000	137,012
3.75%, 8/15/2047	370,000	300,606
3.95%, 3/1/2049	100,000	84,130
Series A, 1.90%, 4/1/2028	266,000	234,958
Series A, 3.00%, 3/1/2032	250,000	219,765
DTE Energy Co.:
2.85%, 10/1/2026	248,000	232,267
4.22%, 11/1/2024 (e)	419,000	414,663
Series C, 2.53%, 10/1/2024 (e)	324,000	311,788

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.40%, 6/15/2029	$420,000	$384,565
Series F, 1.05%, 6/1/2025	20,000	18,370
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	187,000	163,399
2.45%, 2/1/2030	200,000	175,110
2.55%, 4/15/2031	312,000	268,020
2.85%, 3/15/2032	200,000	173,916
3.20%, 8/15/2049	330,000	242,616
3.70%, 12/1/2047	325,000	259,951
3.75%, 6/1/2045	461,000	374,982
3.88%, 3/15/2046	350,000	286,338
4.00%, 9/30/2042	246,000	210,517
4.25%, 12/15/2041	152,000	135,779
4.95%, 1/15/2033	250,000	257,182
5.35%, 1/15/2053	250,000	260,625
6.05%, 4/15/2038	184,000	201,090
6.10%, 6/1/2037	108,000	117,068
Duke Energy Corp.:
0.90%, 9/15/2025	655,000	595,808
2.45%, 6/1/2030	736,000	627,219
2.55%, 6/15/2031	332,000	277,562
3.40%, 6/15/2029 (b)	285,000	263,559
3.75%, 4/15/2024	674,000	666,269
3.95%, 8/15/2047	415,000	328,726
4.20%, 6/15/2049	445,000	363,658
4.30%, 3/15/2028	225,000	220,595
4.50%, 8/15/2032	269,000	259,954
4.80%, 12/15/2045	149,000	138,092
5.00%, 12/8/2025	115,000	115,951
5.00%, 12/8/2027	125,000	126,985
5.00%, 8/15/2052	250,000	232,630
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	364,000	271,559
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	230,453
3.80%, 7/15/2028	164,000	160,285
3.85%, 11/15/2042	380,000	319,409
5.65%, 4/1/2040	375,000	392,494
5.95%, 11/15/2052	105,000	116,967
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	474,153	436,117
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	168,685
5.40%, 4/1/2053	700,000	713,685
Series YYY, 3.25%, 10/1/2049	325,000	237,933
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (b)	420,000	352,262
3.65%, 2/1/2029	300,000	285,111
3.70%, 6/15/2046	228,000	174,591
4.30%, 2/1/2049	205,000	174,621
Duke Energy Progress LLC:
2.00%, 8/15/2031	208,000	170,186
Security Description	Principal Amount	Value
2.90%, 8/15/2051	$100,000	$68,193
3.40%, 4/1/2032	100,000	90,767
3.60%, 9/15/2047	469,000	364,108
3.70%, 10/15/2046	169,000	133,718
4.10%, 3/15/2043	125,000	108,085
4.15%, 12/1/2044	235,000	202,438
4.20%, 8/15/2045	272,000	234,037
5.25%, 3/15/2033	550,000	571,543
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	123,585
Edison International:
3.55%, 11/15/2024	126,000	122,367
4.95%, 4/15/2025	161,000	159,926
5.75%, 6/15/2027	200,000	204,758
6.95%, 11/15/2029	100,000	108,407
Emera U.S. Finance LP 4.75%, 6/15/2046	480,000	390,499
Enel Chile SA 4.88%, 6/12/2028	251,000	243,367
Entergy Arkansas LLC:
2.65%, 6/15/2051	165,000	106,559
3.35%, 6/15/2052	165,000	121,437
4.20%, 4/1/2049	150,000	128,627
5.15%, 1/15/2033	185,000	190,051
Entergy Corp.:
0.90%, 9/15/2025	169,000	152,384
1.90%, 6/15/2028 (b)	230,000	200,279
2.40%, 6/15/2031	379,000	313,914
2.80%, 6/15/2030	266,000	230,351
2.95%, 9/1/2026	147,000	138,064
Entergy Louisiana LLC:
0.95%, 10/1/2024	176,000	165,847
1.60%, 12/15/2030	121,000	95,531
2.35%, 6/15/2032	281,000	231,193
2.90%, 3/15/2051	100,000	68,194
3.05%, 6/1/2031	400,000	351,740
3.12%, 9/1/2027	515,700	484,696
4.00%, 3/15/2033	635,000	594,690
4.20%, 4/1/2050	248,000	211,601
4.95%, 1/15/2045	295,000	273,477
Entergy Mississippi LLC:
3.50%, 6/1/2051	195,000	146,258
3.85%, 6/1/2049	265,000	210,161
Entergy Texas, Inc.:
3.55%, 9/30/2049	135,000	102,468
4.50%, 3/30/2039	250,000	227,893
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	270,000	195,248
4.13%, 3/1/2042	250,000	215,885
4.25%, 12/1/2045	115,000	98,530
5.70%, 3/15/2053	135,000	141,117
Evergy Metro, Inc.:
4.20%, 6/15/2047	145,000	123,041
5.30%, 10/1/2041	200,000	198,486

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 4.13%, 4/1/2049	$250,000	$210,793
Evergy, Inc.:
2.45%, 9/15/2024	181,000	173,727
2.90%, 9/15/2029	120,000	107,578
Eversource Energy:
2.90%, 3/1/2027	200,000	186,678
3.38%, 3/1/2032	100,000	89,770
4.20%, 6/27/2024	385,000	380,861
4.60%, 7/1/2027	300,000	300,342
Series M, 3.30%, 1/15/2028	180,000	169,126
Series O, 4.25%, 4/1/2029	275,000	269,140
Series Q, 0.80%, 8/15/2025	166,000	150,960
Series R, 1.65%, 8/15/2030	95,000	76,482
Series U, 1.40%, 8/15/2026	196,000	175,581
Exelon Corp.:
2.75%, 3/15/2027	135,000	126,270
3.40%, 4/15/2026	199,000	191,370
3.95%, 6/15/2025	300,000	293,667
4.05%, 4/15/2030	240,000	228,826
4.10%, 3/15/2052	145,000	119,677
4.70%, 4/15/2050	102,000	92,503
5.10%, 6/15/2045	271,000	256,520
5.60%, 3/15/2053	146,000	148,870
Florida Power & Light Co.:
2.45%, 2/3/2032	372,000	318,164
2.85%, 4/1/2025	500,000	485,075
2.88%, 12/4/2051	217,000	152,770
3.15%, 10/1/2049	200,000	150,522
3.25%, 6/1/2024	212,000	208,504
3.70%, 12/1/2047	357,000	295,685
3.95%, 3/1/2048	513,000	442,657
4.05%, 10/1/2044	500,000	440,435
5.30%, 4/1/2053	1,500,000	1,593,180
5.65%, 2/1/2037	243,000	259,398
5.69%, 3/1/2040	115,000	123,978
5.95%, 2/1/2038	224,000	246,508
5.96%, 4/1/2039	283,000	313,352
Georgia Power Co.:
3.25%, 3/30/2027	299,000	284,851
4.30%, 3/15/2042	268,600	236,970
4.30%, 3/15/2043	250,000	215,798
5.13%, 5/15/2052	209,000	204,314
Series A, 2.20%, 9/15/2024	318,000	305,261
Series B, 3.70%, 1/30/2050	268,000	207,947
Iberdrola International BV:
5.81%, 3/15/2025	100,000	102,259
6.75%, 7/15/2036	338,000	384,962
Idaho Power Co.:
5.50%, 3/15/2053	550,000	571,851
Security Description	Principal Amount	Value
Series K, 4.20%, 3/1/2048	$200,000	$172,272
Indiana Michigan Power Co.:
4.25%, 8/15/2048	136,000	116,548
Series K, 4.55%, 3/15/2046	220,000	194,346
Interstate Power & Light Co.:
2.30%, 6/1/2030	205,000	172,073
3.50%, 9/30/2049	250,000	187,128
3.70%, 9/15/2046	110,000	84,802
6.25%, 7/15/2039	185,000	199,275
ITC Holdings Corp.:
3.25%, 6/30/2026	265,000	251,898
3.35%, 11/15/2027	176,000	165,776
3.65%, 6/15/2024	44,000	43,127
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	139,883	136,872
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	145,353
4.38%, 10/1/2045	491,000	421,155
5.13%, 11/1/2040	272,000	265,524
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	500,000	517,840
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	171,805
3.15%, 4/15/2050	128,000	94,230
3.50%, 10/15/2024	432,000	423,079
3.65%, 8/1/2048	325,000	263,256
3.95%, 8/1/2047	100,000	85,694
4.25%, 5/1/2046	375,000	328,774
4.40%, 10/15/2044	200,000	183,698
4.80%, 9/15/2043	286,000	275,126
Mississippi Power Co.:
3.95%, 3/30/2028	55,000	52,975
Series 12-A, 4.25%, 3/15/2042	191,000	163,412
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	140,000	124,099
1.35%, 3/15/2031	185,000	142,335
2.40%, 3/15/2030	667,000	577,976
2.75%, 4/15/2032	300,000	255,669
3.40%, 2/7/2028	167,000	158,977
4.30%, 3/15/2049	184,000	160,146
4.40%, 11/1/2048 (b)	120,000	105,290
4.80%, 3/15/2028	250,000	252,488
5.80%, 1/15/2033	100,000	106,623
Series C, 8.00%, 3/1/2032	240,000	287,808
Series MTN, 1.88%, 2/7/2025	125,000	118,643
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	243,000	233,606
Series DD, 2.40%, 5/1/2030 (b)	150,000	130,053

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GG, 5.90%, 5/1/2053	$600,000	$665,346
Series R, 6.75%, 7/1/2037	405,000	471,051
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	476,000	430,371
2.25%, 6/1/2030	1,039,000	878,225
2.44%, 1/15/2032	322,000	266,990
2.75%, 11/1/2029	426,000	378,863
3.55%, 5/1/2027	353,000	338,050
4.26%, 9/1/2024	375,000	371,426
4.63%, 7/15/2027	330,000	329,201
5.00%, 7/15/2032	631,000	636,237
5.25%, 2/28/2053	200,000	197,278
6.05%, 3/1/2025	425,000	432,454
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (c)	100,000	82,690
Northern States Power Co.:
2.25%, 4/1/2031	164,000	139,080
2.60%, 6/1/2051	165,000	109,319
2.90%, 3/1/2050	262,500	185,519
3.20%, 4/1/2052	305,000	224,471
3.40%, 8/15/2042	400,000	325,556
3.60%, 5/15/2046	200,000	158,782
4.50%, 6/1/2052	135,000	124,658
6.25%, 6/1/2036	180,000	199,915
NSTAR Electric Co.:
1.95%, 8/15/2031	184,000	150,012
3.10%, 6/1/2051	200,000	142,658
3.20%, 5/15/2027	155,700	147,990
4.55%, 6/1/2052	135,000	125,379
4.95%, 9/15/2052	285,000	282,677
5.50%, 3/15/2040	155,000	162,249
Oglethorpe Power Corp.:
4.50%, 4/1/2047 (f)	195,000	166,117
5.05%, 10/1/2048	110,000	100,266
5.38%, 11/1/2040	237,000	225,098
Ohio Edison Co. 6.88%, 7/15/2036	227,000	259,136
Ohio Power Co.:
4.00%, 6/1/2049	182,000	151,857
4.15%, 4/1/2048 (b)	97,000	83,392
Series Q, 1.63%, 1/15/2031 (b)	199,000	158,515
Series R, 2.90%, 10/1/2051	147,000	99,986
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	110,000	100,010
3.85%, 8/15/2047	141,000	112,223
4.15%, 4/1/2047	520,000	433,456
5.40%, 1/15/2033	175,000	181,146
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	565,000	509,500
2.75%, 6/1/2024	123,000	120,030
3.80%, 9/30/2047	216,000	180,312
Security Description	Principal Amount	Value
3.80%, 6/1/2049	$472,000	$392,444
4.10%, 11/15/2048	172,000	150,698
4.55%, 9/15/2032	180,000	179,264
4.60%, 6/1/2052	150,000	139,272
5.25%, 9/30/2040	180,000	181,793
5.30%, 6/1/2042	160,000	165,771
COR, 4.95%, 9/15/2052	90,000	89,050
3.10%, 9/15/2049	279,000	203,899
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	376,000	327,853
2.50%, 2/1/2031	840,000	679,854
3.15%, 1/1/2026	226,000	210,781
3.25%, 6/1/2031	373,000	316,953
3.30%, 3/15/2027	95,000	87,122
3.30%, 12/1/2027	506,000	456,513
3.50%, 8/1/2050	455,000	300,436
3.75%, 7/1/2028	208,000	191,331
4.00%, 12/1/2046	390,000	273,694
4.20%, 3/1/2029	165,000	152,097
4.20%, 6/1/2041	500,000	394,265
4.30%, 3/15/2045	305,000	229,171
4.40%, 3/1/2032	290,000	260,985
4.50%, 7/1/2040	675,000	555,498
4.55%, 7/1/2030	510,000	476,809
4.65%, 8/1/2028	150,000	141,156
4.75%, 2/15/2044	415,000	336,337
5.25%, 3/1/2052	478,000	406,071
5.90%, 6/15/2032	400,000	400,056
6.15%, 1/15/2033	195,000	200,130
6.75%, 1/15/2053	107,000	110,656
PacifiCorp:
2.90%, 6/15/2052	100,000	68,643
3.30%, 3/15/2051	325,000	240,458
4.13%, 1/15/2049	340,000	291,404
4.15%, 2/15/2050	260,000	222,401
5.35%, 12/1/2053	350,000	359,138
PECO Energy Co.:
2.80%, 6/15/2050	320,000	217,635
2.85%, 9/15/2051	175,000	119,658
3.05%, 3/15/2051	193,000	136,748
3.70%, 9/15/2047	227,000	184,490
3.90%, 3/1/2048	140,000	118,671
4.15%, 10/1/2044	115,000	100,129
4.38%, 8/15/2052	290,000	263,230
4.60%, 5/15/2052	354,000	330,795
PG&E Wildfire Recovery Funding LLC:
4.02%, 6/1/2033	253,000	246,508
4.45%, 12/1/2049	750,000	693,375
4.72%, 6/1/2037	350,000	347,018
5.08%, 6/1/2043	300,000	299,418
5.10%, 6/1/2054	330,000	336,458
Series A-1, 3.59%, 6/1/2032	187,634	179,817

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 4.26%, 6/1/2038	$350,000	$339,090
Series A-3, 4.38%, 6/3/2041	425,000	395,747
Series A-4, 5.21%, 12/1/2049	875,000	894,871
Series A-5, 4.67%, 12/1/2053	334,000	315,025
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	133,242
Potomac Electric Power Co. 4.15%, 3/15/2043	378,000	332,236
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	110,011
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	100,000	72,323
3.95%, 6/1/2047	160,000	137,798
4.13%, 6/15/2044	130,000	113,551
4.15%, 10/1/2045	100,000	87,640
4.15%, 6/15/2048	222,000	197,573
Progress Energy, Inc. 7.75%, 3/1/2031	190,000	219,714
Public Service Co. of Colorado:
3.60%, 9/15/2042	115,000	94,413
3.70%, 6/15/2028	229,000	221,580
3.80%, 6/15/2047	240,000	198,101
4.05%, 9/15/2049	384,000	324,227
Series 35, 1.90%, 1/15/2031	284,800	235,339
Public Service Co. of New Hampshire:
5.15%, 1/15/2053	50,000	50,773
Series V, 2.20%, 6/15/2031	305,000	257,447
Public Service Co. of Oklahoma:
5.25%, 1/15/2033	200,000	204,480
Series K, 3.15%, 8/15/2051	150,000	103,376
Public Service Electric & Gas Co.:
3.10%, 3/15/2032	125,000	111,638
4.90%, 12/15/2032	125,000	127,849
Series MTN, 0.95%, 3/15/2026	153,000	138,838
Series MTN, 1.90%, 8/15/2031	365,000	297,128
Series MTN, 2.25%, 9/15/2026	305,000	281,143
Series MTN, 2.45%, 1/15/2030	182,000	160,020
Series MTN, 2.70%, 5/1/2050	193,000	131,120
Series MTN, 3.00%, 3/1/2051 (b)	50,000	35,882
Series MTN, 3.15%, 1/1/2050	185,000	137,810
Security Description	Principal Amount	Value
Series MTN, 3.20%, 5/15/2029	$105,000	$96,345
Series MTN, 3.60%, 12/1/2047	217,000	173,574
Series MTN, 3.80%, 3/1/2046	546,000	449,762
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	218,000	174,420
2.88%, 6/15/2024	333,300	324,121
5.85%, 11/15/2027	250,000	259,920
Puget Energy, Inc. 3.65%, 5/15/2025	100,000	96,342
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	165,000	111,147
3.25%, 9/15/2049	406,000	297,769
4.22%, 6/15/2048	165,000	142,789
5.64%, 4/15/2041	106,000	108,727
6.27%, 3/15/2037	136,000	149,250
San Diego Gas & Electric Co.:
6.00%, 6/1/2039	150,000	160,989
Series RRR, 3.75%, 6/1/2047	267,000	217,373
Series VVV, 1.70%, 10/1/2030	166,500	135,977
Series WWW, 2.95%, 8/15/2051	25,000	17,406
Series XXX, 3.00%, 3/15/2032	108,000	95,373
SCE Recovery Funding LLC Series A-2, COR, 2.94%, 11/15/2044	200,000	164,836
Sempra Energy:
3.40%, 2/1/2028	541,000	509,243
3.70%, 4/1/2029	123,000	114,292
3.80%, 2/1/2038 (b)	350,000	301,927
4.00%, 2/1/2048	220,000	179,260
6.00%, 10/15/2039	326,000	342,985
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	113,089	90,548
Sierra Pacific Power Co. 2.60%, 5/1/2026	215,000	202,797
Southern California Edison Co.:
1.10%, 4/1/2024	292,000	280,594
2.25%, 6/1/2030	430,500	365,761
2.75%, 2/1/2032	130,000	111,736
2.85%, 8/1/2029 (b)	230,000	205,878
3.65%, 2/1/2050	743,000	572,771
4.00%, 4/1/2047	498,000	410,018
4.05%, 3/15/2042	185,000	153,543
4.50%, 9/1/2040	350,000	311,990
4.65%, 10/1/2043	232,000	210,665
5.85%, 11/1/2027	265,000	279,220
5.95%, 11/1/2032	275,000	297,841

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 05-E, 5.35%, 7/15/2035	$315,000	$318,708
Series 06-E, 5.55%, 1/15/2037	118,000	120,887
Series 13-A, 3.90%, 3/15/2043	213,000	173,452
Series 2006A, 5.63%, 2/1/2036	218,000	224,688
Series 20C, 1.20%, 2/1/2026	20,000	17,994
Series B, 4.88%, 3/1/2049	423,000	392,083
Series C, 4.13%, 3/1/2048	396,000	327,444
Series E, 3.70%, 8/1/2025	148,000	144,256
Series G, 2.50%, 6/1/2031	196,000	166,502
Series K, 0.98%, 8/1/2024	590,000	559,060
Southern Co.:
3.25%, 7/1/2026	941,000	897,723
4.25%, 7/1/2036	604,000	553,953
4.40%, 7/1/2046	271,000	235,971
4.48%, 8/1/2024 (e)	364,000	359,177
5.15%, 10/6/2025	230,000	232,776
5.70%, 10/15/2032 (b)	205,000	215,572
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051 (c)	201,000	185,505
Southern Power Co.:
0.90%, 1/15/2026	10,000	8,995
4.15%, 12/1/2025	164,000	160,864
Series F, 4.95%, 12/15/2046	295,000	263,459
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	273,231
Series L, 3.85%, 2/1/2048	230,000	177,641
Series N, 1.65%, 3/15/2026	300,000	273,903
Southwestern Public Service Co.:
3.40%, 8/15/2046	445,000	329,175
3.70%, 8/15/2047	325,000	254,017
4.50%, 8/15/2041	300,000	270,090
Series 6, 4.40%, 11/15/2048	190,000	166,098
Series 8, 3.15%, 5/1/2050	200,000	143,594
Tampa Electric Co.:
2.40%, 3/15/2031	410,000	343,420
3.45%, 3/15/2051	150,000	111,051
4.10%, 6/15/2042	125,000	106,838
4.30%, 6/15/2048	180,000	153,653
4.45%, 6/15/2049	303,000	263,249
5.00%, 7/15/2052 (b)	250,000	239,950
Toledo Edison Co. 6.15%, 5/15/2037	225,000	241,412
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	284,715
3.25%, 5/1/2051	10,000	6,985
Security Description	Principal Amount	Value
4.00%, 6/15/2050 (b)	$240,000	$195,223
4.85%, 12/1/2048	120,000	109,644
Union Electric Co.:
2.15%, 3/15/2032	215,000	175,724
2.95%, 6/15/2027	300,000	284,031
3.25%, 10/1/2049	400,000	291,444
3.65%, 4/15/2045	250,000	198,428
3.90%, 9/15/2042	210,000	176,948
3.90%, 4/1/2052	135,000	113,590
8.45%, 3/15/2039	158,000	210,118
Virginia Electric & Power Co.:
2.30%, 11/15/2031	400,000	332,496
2.40%, 3/30/2032 (b)	599,000	498,662
2.95%, 11/15/2051	200,000	136,946
3.30%, 12/1/2049	586,000	434,255
4.45%, 2/15/2044	277,000	245,544
8.88%, 11/15/2038	100,000	138,527
Series A, 2.88%, 7/15/2029	219,000	198,421
Series A, 3.80%, 4/1/2028 (b)	495,000	480,699
Series B, 3.75%, 5/15/2027	445,000	432,277
Series B, 4.20%, 5/15/2045	300,000	251,844
Series B, 6.00%, 1/15/2036	254,000	274,759
Series C, 4.00%, 11/15/2046	110,000	90,197
Series C, 4.63%, 5/15/2052	100,000	90,949
WEC Energy Group, Inc.:
1.38%, 10/15/2027	111,000	96,306
1.80%, 10/15/2030	140,000	113,424
2.20%, 12/15/2028	433,000	377,394
4.75%, 1/9/2026	200,000	199,974
4.75%, 1/15/2028	125,000	125,023
5.00%, 9/27/2025	260,000	260,328
5.15%, 10/1/2027	410,000	417,687
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	150,000	121,440
3.00%, 7/1/2029	100,000	90,739
3.05%, 10/15/2027	96,000	90,220
3.65%, 4/1/2050	235,000	180,424
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	245,000	168,379
3.67%, 12/1/2042	135,000	107,883
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	230,953
3.35%, 12/1/2026	150,000	143,127
3.40%, 6/1/2030	164,000	149,793
6.50%, 7/1/2036	5,000	5,448
		131,552,497

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	$101,000	$82,290
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	411,000	366,731
1.80%, 10/15/2027	408,000	365,385
1.95%, 10/15/2030	165,000	138,823
2.00%, 12/21/2028	300,000	265,830
2.20%, 12/21/2031	227,000	191,801
2.80%, 12/21/2051	330,000	225,647
		1,636,507
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	162,987
2.30%, 3/12/2031	351,000	293,668
Allegion U.S. Holding Co., Inc.:
3.20%, 10/1/2024	121,000	117,572
5.41%, 7/1/2032	170,000	170,520
Amphenol Corp.:
2.05%, 3/1/2025	263,000	250,410
2.20%, 9/15/2031	107,000	88,837
2.80%, 2/15/2030	122,000	109,840
3.20%, 4/1/2024	125,000	122,535
4.35%, 6/1/2029	143,000	142,681
Arrow Electronics, Inc. 3.25%, 9/8/2024	640,000	622,144
Avnet, Inc. 4.63%, 4/15/2026	140,000	137,932
Flex Ltd.:
3.75%, 2/1/2026	325,000	312,127
4.88%, 6/15/2029	182,000	176,161
6.00%, 1/15/2028	275,000	280,417
Fortive Corp.:
3.15%, 6/15/2026	180,000	171,628
4.30%, 6/15/2046	210,000	169,997
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	179,608
1.35%, 6/1/2025	255,000	240,401
1.75%, 9/1/2031 (b)	290,000	238,006
1.95%, 6/1/2030	318,000	271,960
2.30%, 8/15/2024	375,000	364,215
2.50%, 11/1/2026	139,000	131,982
2.70%, 8/15/2029 (b)	294,000	270,942
3.81%, 11/21/2047	453,000	396,633
4.85%, 11/1/2024	100,000	100,860
4.95%, 2/15/2028	230,000	237,887
5.00%, 2/15/2033	260,000	273,455
5.70%, 3/15/2037	227,000	251,041
Hubbell, Inc. 2.30%, 3/15/2031	220,000	182,767
Jabil, Inc. 3.00%, 1/15/2031	415,000	349,285
Keysight Technologies, Inc.:
3.00%, 10/30/2029	188,000	166,282
Security Description	Principal Amount	Value
4.55%, 10/30/2024	$140,000	$138,491
TD SYNNEX Corp.:
1.75%, 8/9/2026	315,000	274,390
2.38%, 8/9/2028	135,000	111,883
2.65%, 8/9/2031	135,000	105,785
Trimble, Inc.:
4.90%, 6/15/2028	288,000	285,791
6.10%, 3/15/2033	200,000	201,714
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	272,065
3.45%, 8/1/2024	137,000	134,581
3.70%, 2/15/2026	118,000	115,563
4.50%, 2/13/2026	150,000	150,081
Vontier Corp.:
2.40%, 4/1/2028	302,000	253,919
2.95%, 4/1/2031	408,000	324,739
		9,353,782
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (b) (f)	1,840,000	1,733,427
4.05%, 3/15/2029 (f)	210,000	195,285
4.28%, 3/15/2032 (f)	1,311,000	1,169,779
5.05%, 3/15/2042 (f)	1,050,000	877,958
5.14%, 3/15/2052 (f)	1,189,000	964,612
5.39%, 3/15/2062 (f)	808,000	653,066
WarnerMedia Holdings, Inc. 3.64%, 3/15/2025 (f)	333,000	322,188
		5,916,315
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031 (b)	540,000	430,623
1.75%, 2/15/2032 (b)	126,000	101,050
2.30%, 3/1/2030	465,000	402,881
2.50%, 8/15/2024	237,000	229,670
2.90%, 7/1/2026	133,000	126,984
3.05%, 3/1/2050	190,000	137,347
3.20%, 3/15/2025	120,000	116,516
3.38%, 11/15/2027	292,500	279,343
3.95%, 5/15/2028	47,000	45,728
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	94,335
2.60%, 2/1/2030	220,000	193,774
2.95%, 1/15/2052	355,000	246,122
3.20%, 6/1/2032	320,000	284,934
3.50%, 5/1/2029	210,000	195,848
4.25%, 12/1/2028	270,000	265,731
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	125,000	113,721
1.15%, 3/15/2028 (b)	164,000	139,826
1.50%, 3/15/2031	244,000	194,556
2.00%, 6/1/2029	154,000	133,108
3.13%, 3/1/2025 (b)	150,000	146,051
3.15%, 11/15/2027 (b)	278,000	265,140
4.15%, 4/15/2032	440,000	426,175

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 7/15/2049	$100,000	$89,924
		4,659,387
FOOD — 0.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	140,000	151,935
Campbell Soup Co.:
3.95%, 3/15/2025	300,000	294,627
4.15%, 3/15/2028	154,000	150,849
4.80%, 3/15/2048	321,000	299,310
Conagra Brands, Inc.:
1.38%, 11/1/2027	45,000	38,580
4.30%, 5/1/2024	453,000	448,692
4.60%, 11/1/2025	212,000	210,024
4.85%, 11/1/2028	332,000	331,057
5.30%, 11/1/2038	506,000	496,512
5.40%, 11/1/2048	150,000	146,946
Flowers Foods, Inc. 2.40%, 3/15/2031	110,000	91,786
General Mills, Inc.:
2.25%, 10/14/2031	210,000	174,871
2.88%, 4/15/2030	296,000	265,693
4.00%, 4/17/2025	674,000	665,096
4.20%, 4/17/2028	336,000	332,543
5.24%, 11/18/2025	80,000	80,208
5.40%, 6/15/2040	150,000	154,662
Hershey Co.:
1.70%, 6/1/2030	189,000	157,354
2.30%, 8/15/2026 (b)	20,000	19,000
3.13%, 11/15/2049 (b)	194,000	147,611
3.38%, 8/15/2046	75,000	59,129
Hormel Foods Corp.:
0.65%, 6/3/2024	137,000	130,291
1.70%, 6/3/2028	150,000	132,266
1.80%, 6/11/2030	195,000	162,999
3.05%, 6/3/2051	274,000	200,179
Ingredion, Inc.:
2.90%, 6/1/2030	290,000	254,768
3.90%, 6/1/2050 (b)	125,000	95,345
J M Smucker Co.:
2.38%, 3/15/2030	115,000	99,128
3.38%, 12/15/2027	100,000	95,117
3.50%, 3/15/2025	427,000	416,748
3.55%, 3/15/2050 (b)	75,000	56,420
4.25%, 3/15/2035	308,000	289,249
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027 (f)	550,000	484,621
5.13%, 2/1/2028 (f)	453,000	438,545
5.50%, 1/15/2030 (f)	525,000	501,454
5.75%, 4/1/2033 (f)	415,000	398,612
6.50%, 12/1/2052 (f)	625,000	599,100
Kellogg Co.:
2.10%, 6/1/2030	145,000	121,507
3.25%, 4/1/2026	270,000	258,657
Security Description	Principal Amount	Value
3.40%, 11/15/2027 (b)	$572,000	$545,699
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	204,144
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,608,000	1,536,331
3.75%, 4/1/2030 (b)	275,000	260,623
4.25%, 3/1/2031	118,000	114,320
4.38%, 6/1/2046	1,469,000	1,279,940
4.63%, 10/1/2039	100,000	91,598
4.88%, 10/1/2049	405,000	374,759
5.00%, 6/4/2042	200,000	191,348
Kroger Co.:
1.70%, 1/15/2031	223,000	177,722
2.20%, 5/1/2030	315,000	264,263
3.50%, 2/1/2026	101,000	98,566
3.70%, 8/1/2027	303,000	291,568
3.88%, 10/15/2046	490,000	385,718
3.95%, 1/15/2050	175,000	142,468
4.45%, 2/1/2047	207,400	182,655
4.65%, 1/15/2048	140,000	125,486
5.40%, 1/15/2049 (b)	219,000	216,188
6.90%, 4/15/2038	149,000	169,890
McCormick & Co., Inc.:
2.50%, 4/15/2030	700,000	598,745
3.15%, 8/15/2024	100,000	97,363
3.40%, 8/15/2027	123,000	116,627
Mondelez International, Inc.:
1.50%, 5/4/2025	186,000	174,022
1.50%, 2/4/2031 (b)	129,000	102,916
1.88%, 10/15/2032 (b)	130,000	104,001
2.63%, 3/17/2027	130,000	121,432
2.63%, 9/4/2050	344,000	230,769
2.75%, 4/13/2030	352,000	312,323
3.00%, 3/17/2032 (b)	100,000	88,033
Pilgrim's Pride Corp.:
COR, 3.50%, 3/1/2032	328,000	263,466
COR, 4.25%, 4/15/2031	535,000	466,894
Sysco Corp.:
2.40%, 2/15/2030	550,000	479,616
3.25%, 7/15/2027 (b)	229,000	217,287
3.75%, 10/1/2025	380,000	371,374
4.50%, 4/1/2046 (b)	413,000	358,847
4.85%, 10/1/2045	114,000	104,359
5.95%, 4/1/2030	522,000	555,356
6.60%, 4/1/2050	284,078	323,656
Tyson Foods, Inc.:
3.55%, 6/2/2027	490,000	467,832
3.95%, 8/15/2024	150,000	147,865
4.00%, 3/1/2026	347,000	340,858
4.35%, 3/1/2029	99,000	96,121
4.55%, 6/2/2047	535,000	463,214
4.88%, 8/15/2034 (b)	285,000	282,523
5.10%, 9/28/2048	243,000	228,230
5.15%, 8/15/2044	102,000	96,675
		23,315,181

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	$446,000	$411,078
4.50%, 8/1/2024	327,000	320,990
Georgia-Pacific LLC 7.75%, 11/15/2029	184,000	216,068
International Paper Co.:
4.80%, 6/15/2044	436,000	399,502
6.00%, 11/15/2041 (b)	499,000	519,589
Suzano Austria GmbH:
2.50%, 9/15/2028	316,500	271,386
3.75%, 1/15/2031	141,500	123,067
5.00%, 1/15/2030	583,000	556,730
6.00%, 1/15/2029	586,000	591,098
		3,409,508
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	659,000	528,103
2.63%, 9/15/2029	106,000	94,735
2.85%, 2/15/2052	100,000	67,947
3.00%, 6/15/2027	101,000	95,426
3.38%, 9/15/2049	161,000	122,746
4.13%, 3/15/2049	203,000	174,428
5.45%, 10/15/2032 (b)	145,000	153,161
5.75%, 10/15/2052	300,000	326,265
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	400,000	323,580
4.00%, 4/1/2028 (b)	75,000	73,353
4.40%, 7/1/2032 (b)	165,000	160,256
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	201,000	193,621
National Fuel Gas Co.:
2.95%, 3/1/2031	571,000	458,861
5.50%, 1/15/2026	371,000	370,996
NiSource, Inc.:
0.95%, 8/15/2025	129,000	117,793
1.70%, 2/15/2031	360,000	285,217
3.49%, 5/15/2027	264,000	250,301
3.60%, 5/1/2030	127,000	117,354
4.38%, 5/15/2047	497,000	431,481
4.80%, 2/15/2044	235,000	217,337
5.00%, 6/15/2052	363,000	345,427
5.65%, 2/1/2045	220,000	228,699
5.95%, 6/15/2041	137,000	143,277
ONE Gas, Inc. 4.50%, 11/1/2048	230,000	201,202
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	280,000	233,436
Southern California Gas Co.:
2.95%, 4/15/2027	300,000	281,238
Security Description	Principal Amount	Value
3.75%, 9/15/2042	$370,000	$303,378
6.35%, 11/15/2052	250,000	287,855
Series MM, 5.13%, 11/15/2040	345,000	341,177
Series UU, 4.13%, 6/1/2048	325,000	269,841
Series VV, 4.30%, 1/15/2049	194,000	165,597
Series WW, 3.95%, 2/15/2050	393,000	313,425
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	474,000	404,986
5.15%, 9/15/2032	296,000	298,703
Southwest Gas Corp.:
2.20%, 6/15/2030	209,000	172,435
3.18%, 8/15/2051	130,000	86,369
4.05%, 3/15/2032	182,000	167,799
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	275,000	218,771
Series MTN, 3.65%, 9/15/2049	245,000	188,822
		9,215,398
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	115,000	94,542
Regal Rexnord Corp.:
6.05%, 2/15/2026 (f)	640,000	644,378
6.05%, 4/15/2028 (f)	590,000	592,195
6.30%, 2/15/2030 (f)	198,000	198,913
6.40%, 4/15/2033 (f)	350,000	350,584
Snap-on, Inc. 4.10%, 3/1/2048	210,000	187,765
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	100,000	95,375
2.30%, 3/15/2030 (b)	304,000	252,381
3.00%, 5/15/2032 (b)	135,000	113,153
3.40%, 3/1/2026	410,000	392,796
4.85%, 11/15/2048 (b)	365,000	310,224
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (c)	250,000	197,395
		3,429,701
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	203,500
1.40%, 6/30/2030	151,000	126,047
2.95%, 3/15/2025 (b)	168,000	164,180
3.75%, 11/30/2026	374,000	371,094
3.88%, 9/15/2025	67,000	66,324
4.75%, 11/30/2036	335,000	347,753
4.75%, 4/15/2043	150,000	151,986
4.90%, 11/30/2046	837,000	860,503
6.00%, 4/1/2039	219,000	248,983

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Baxter International, Inc.:
1.73%, 4/1/2031 (b)	$425,000	$332,299
1.92%, 2/1/2027	408,000	365,140
2.27%, 12/1/2028	300,000	260,592
2.54%, 2/1/2032	200,000	162,940
2.60%, 8/15/2026	183,000	170,684
3.13%, 12/1/2051	525,000	340,195
3.50%, 8/15/2046	205,000	144,923
3.95%, 4/1/2030 (b)	305,000	283,958
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	97,375
2.65%, 6/1/2030	342,000	302,242
4.55%, 3/1/2039	162,000	151,950
Danaher Corp. 2.80%, 12/10/2051 (b)	489,000	342,779
DH Europe Finance II Sarl:
2.20%, 11/15/2024	353,000	338,908
2.60%, 11/15/2029	241,000	215,611
3.25%, 11/15/2039	215,000	180,080
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (f)	295,000	296,782
5.60%, 11/15/2025 (f)	110,000	111,365
5.65%, 11/15/2027 (f)	300,000	310,185
5.86%, 3/15/2030 (f)	550,000	575,525
5.91%, 11/22/2032 (b) (f)	530,000	563,464
6.38%, 11/22/2052 (f)	378,000	422,218
Koninklijke Philips NV 6.88%, 3/11/2038	140,000	161,643
Medtronic Global Holdings SCA 4.50%, 3/30/2033	500,000	500,380
Medtronic, Inc.:
4.38%, 3/15/2035	617,000	607,819
4.63%, 3/15/2045 (b)	435,000	426,152
PerkinElmer, Inc.:
0.85%, 9/15/2024	250,000	234,333
1.90%, 9/15/2028	250,000	214,175
2.25%, 9/15/2031	370,000	296,573
2.55%, 3/15/2031	156,500	128,992
3.30%, 9/15/2029	213,000	190,454
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	250,000	209,140
3.75%, 3/15/2051	370,000	272,076
Stryker Corp.:
1.95%, 6/15/2030	158,000	133,235
3.38%, 5/15/2024	602,000	590,550
3.38%, 11/1/2025	115,396	111,288
3.50%, 3/15/2026	301,000	293,171
3.65%, 3/7/2028	25,000	24,062
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	1,082,000	1,027,684
1.75%, 10/15/2028 (b)	175,000	153,820
2.00%, 10/15/2031 (b)	270,000	224,505
2.60%, 10/1/2029	448,000	404,436
Security Description	Principal Amount	Value
2.80%, 10/15/2041	$319,000	$242,775
4.10%, 8/15/2047	135,000	123,248
4.95%, 11/21/2032	125,000	129,690
5.30%, 2/1/2044	175,000	183,066
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	620,000	586,123
4.45%, 8/15/2045	245,000	212,261
		16,191,236
HEALTH CARE SERVICES — 0.8%
Adventist Health System 2.95%, 3/1/2029	100,000	88,239
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	109,000	82,937
Series 2020, 2.21%, 6/15/2030	247,000	209,155
Aetna, Inc.:
3.88%, 8/15/2047	367,000	291,681
4.13%, 11/15/2042	291,000	246,337
4.50%, 5/15/2042	246,000	220,859
4.75%, 3/15/2044	605,000	552,758
6.63%, 6/15/2036	439,000	487,114
AHS Hospital Corp.:
5.02%, 7/1/2045	410,000	404,596
Series 2021, 2.78%, 7/1/2051	204,000	135,852
Allina Health System Series 2021, 2.90%, 11/15/2051	220,000	144,001
Ascension Health:
3.95%, 11/15/2046	472,000	409,064
Series B, 2.53%, 11/15/2029	167,000	146,654
Series B, 3.11%, 11/15/2039	323,000	259,508
Banner Health:
2.34%, 1/1/2030	175,000	151,354
2.91%, 1/1/2042	100,000	74,685
2.91%, 1/1/2051	207,000	141,967
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	200,000	135,822
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	250,000	164,572
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	259,000	183,931
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	71,873
Centene Corp.:
2.45%, 7/15/2028	100,000	86,974
2.50%, 3/1/2031	247,000	199,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 8/1/2031	$383,000	$310,475
4.63%, 12/15/2029	436,000	410,189
Children's Health System of Texas 2.51%, 8/15/2050	640,000	410,976
Children's Hospital Series 2020, 2.93%, 7/15/2050	165,000	109,354
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	225,000	210,161
Cigna Holding Co. 5.38%, 2/15/2042	115,000	109,799
City of Hope Series 2013, 5.62%, 11/15/2043	285,000	289,911
Cleveland Clinic Foundation 4.86%, 1/1/2114	115,000	106,675
CommonSpirit Health:
2.76%, 10/1/2024	443,000	429,223
2.78%, 10/1/2030	150,000	127,971
3.35%, 10/1/2029	298,000	268,069
3.91%, 10/1/2050	235,000	181,535
4.19%, 10/1/2049	183,000	149,441
4.35%, 11/1/2042	317,000	270,984
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	735,000	494,942
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	125,000	102,287
Dignity Health 5.27%, 11/1/2064	139,000	129,579
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	175,000	151,387
Elevance Health, Inc.:
1.50%, 3/15/2026	306,000	278,989
2.25%, 5/15/2030	266,000	228,337
2.38%, 1/15/2025	194,000	185,798
2.55%, 3/15/2031	416,000	357,627
2.88%, 9/15/2029 (b)	375,000	339,982
3.13%, 5/15/2050	165,000	118,321
3.35%, 12/1/2024	420,000	410,189
3.50%, 8/15/2024	585,000	573,124
3.60%, 3/15/2051	335,000	262,070
3.65%, 12/1/2027	486,000	469,573
4.10%, 3/1/2028	425,700	417,292
4.55%, 3/1/2048	330,000	300,604
4.55%, 5/15/2052	484,000	436,181
4.63%, 5/15/2042	161,000	150,261
4.65%, 1/15/2043	525,000	491,778
4.65%, 8/15/2044	172,000	158,290
4.75%, 2/15/2033	268,000	269,394
4.90%, 2/8/2026	90,000	89,743
Security Description	Principal Amount	Value
5.10%, 1/15/2044	$440,000	$428,925
5.13%, 2/15/2053	108,000	107,585
5.35%, 10/15/2025	145,000	146,985
5.50%, 10/15/2032	250,000	262,630
6.10%, 10/15/2052	210,000	234,404
6.38%, 6/15/2037	250,000	279,495
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	140,000	122,723
Series 2020, 2.68%, 9/1/2041 (b)	175,000	124,929
HCA, Inc.:
2.38%, 7/15/2031	75,000	60,471
3.13%, 3/15/2027 (f)	415,000	385,855
3.50%, 9/1/2030	760,000	677,038
3.50%, 7/15/2051	492,000	339,834
3.63%, 3/15/2032 (f)	603,000	530,351
4.13%, 6/15/2029	339,000	318,355
4.38%, 3/15/2042 (f)	395,000	331,318
4.50%, 2/15/2027	545,700	533,345
4.63%, 3/15/2052 (f)	336,000	279,156
5.13%, 6/15/2039	467,000	435,702
5.25%, 4/15/2025	500,000	501,485
5.25%, 6/15/2026	480,700	481,258
5.25%, 6/15/2049	778,000	702,036
5.50%, 6/15/2047	959,000	900,060
5.63%, 9/1/2028	400,000	404,740
5.88%, 2/1/2029	225,000	229,822
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	400,000	331,164
Humana, Inc.:
1.35%, 2/3/2027	381,000	334,865
2.15%, 2/3/2032	410,000	331,678
3.13%, 8/15/2029	220,000	199,069
3.70%, 3/23/2029	176,000	165,106
3.85%, 10/1/2024	158,000	155,335
3.95%, 3/15/2027	321,000	310,956
4.80%, 3/15/2047	360,000	328,540
5.75%, 3/1/2028	220,000	228,622
5.88%, 3/1/2033	250,000	269,000
IHC Health Services, Inc. 4.13%, 5/15/2048	115,000	101,253
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	436,000	373,412
Inova Health System Foundation 4.07%, 5/15/2052	130,000	112,081
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	445,000	344,688
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	105,000	88,806

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	$902,000	$791,568
Series 2019, 3.27%, 11/1/2049 (b)	249,000	185,918
Series 2021, 3.00%, 6/1/2051	522,000	368,866
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	460,000	411,171
2.30%, 12/1/2024	318,000	303,970
2.70%, 6/1/2031	135,000	116,162
2.95%, 12/1/2029	250,000	223,492
3.25%, 9/1/2024	206,000	201,750
3.60%, 2/1/2025	460,000	447,893
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	209,405
Series 2017, 3.77%, 7/1/2048	509,000	415,619
Series 2020, 3.19%, 7/1/2049	250,000	184,775
Mayo Clinic Series 2021, 3.20%, 11/15/2061	320,000	222,752
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048 (b)	135,000	120,658
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	30,000	21,860
Memorial Health Services 3.45%, 11/1/2049	217,000	165,673
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	150,000	152,833
Series 2015, 4.20%, 7/1/2055	625,000	542,044
Series 2020, 2.96%, 1/1/2050	299,000	211,255
Methodist Hospital Series 20A, 2.71%, 12/1/2050	270,000	180,012
Montefiore Obligated Group 4.29%, 9/1/2050	800,000	495,072
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	250,000	194,440
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	410,000	318,402
New York & Presbyterian Hospital:
2.61%, 8/1/2060	381,000	231,198
Series 2019, 3.95%, 8/1/2119 (b)	770,000	575,675
Security Description	Principal Amount	Value
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (b)	$107,000	$84,013
3.98%, 11/1/2046	109,000	86,511
4.26%, 11/1/2047	477,000	407,172
Novant Health, Inc.:
2.64%, 11/1/2036	145,000	114,618
3.17%, 11/1/2051	169,000	121,925
NYU Langone Hospitals:
4.37%, 7/1/2047	509,000	459,658
4.78%, 7/1/2044	343,000	324,248
Series 2020, 3.38%, 7/1/2055	270,000	195,223
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	144,772
Orlando Health Obligated Group 4.09%, 10/1/2048	121,000	101,068
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	611,000	568,016
Series 2020, 3.22%, 11/15/2050	165,000	116,967
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	135,000	85,944
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	308,000	264,738
Series 21A, 2.70%, 10/1/2051	185,000	112,180
Series A, 3.93%, 10/1/2048	45,000	35,159
Series H, 2.75%, 10/1/2026	300,000	278,970
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	449,000	390,967
3.45%, 6/1/2026	247,000	236,327
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	301,000	253,376
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	147,000	92,370
Stanford Health Care 3.03%, 8/15/2051	155,000	111,347
Sutter Health:
Series 2018, 4.09%, 8/15/2048 (b)	327,000	273,555
Series 20A, 3.16%, 8/15/2040 (b)	100,000	76,425
Series 20A, 3.36%, 8/15/2050	260,000	189,548
Texas Health Resources 2.33%, 11/15/2050	367,000	220,692
Toledo Hospital 5.75%, 11/15/2038	200,000	196,254

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	$110,000	$79,802
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	182,000	165,704
1.25%, 1/15/2026	184,000	169,081
2.00%, 5/15/2030	261,700	223,602
2.38%, 8/15/2024	372,000	361,324
2.75%, 5/15/2040	400,000	303,020
2.88%, 8/15/2029 (b)	577,000	528,209
2.90%, 5/15/2050	188,000	133,388
2.95%, 10/15/2027	426,000	402,715
3.25%, 5/15/2051	403,000	303,137
3.38%, 4/15/2027	577,000	555,524
3.45%, 1/15/2027	615,400	599,812
3.50%, 8/15/2039	741,600	632,429
3.70%, 8/15/2049	533,000	435,989
3.75%, 10/15/2047	293,000	245,675
3.85%, 6/15/2028	576,000	562,977
3.88%, 12/15/2028	542,000	531,084
4.00%, 5/15/2029	462,000	452,072
4.20%, 5/15/2032	200,000	195,726
4.20%, 1/15/2047	336,000	298,939
4.25%, 4/15/2047	371,000	332,550
4.25%, 6/15/2048	250,000	224,937
4.45%, 12/15/2048	435,000	402,736
4.50%, 4/15/2033	750,000	745,470
4.63%, 7/15/2035	601,000	604,089
4.75%, 5/15/2052	408,000	397,596
4.95%, 5/15/2062	200,000	194,860
5.00%, 10/15/2024	205,000	206,615
5.05%, 4/15/2053	500,000	505,395
5.15%, 10/15/2025	165,000	168,222
5.25%, 2/15/2028	355,000	369,867
5.30%, 2/15/2030	275,000	289,677
5.35%, 2/15/2033	550,000	584,523
5.70%, 10/15/2040	343,000	371,630
5.80%, 3/15/2036	268,000	292,841
5.88%, 2/15/2053	345,000	387,780
6.05%, 2/15/2063	960,000	1,097,664
6.63%, 11/15/2037	325,000	381,131
6.88%, 2/15/2038	271,600	328,071
Universal Health Services, Inc. 1.65%, 9/1/2026	1,000	874
UPMC Series D-1, 3.60%, 4/3/2025	315,000	307,201
WakeMed 3.29%, 10/1/2052	278,000	194,964
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	67,511
Security Description	Principal Amount	Value
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	$190,000	$170,626
Series 2021, 3.07%, 3/1/2051	179,000	116,676
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	73,114
		56,014,760
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	240,000	211,925
1.40%, 10/15/2027 (b)	215,000	184,898
Lennar Corp.:
4.50%, 4/30/2024	551,000	544,333
4.75%, 11/29/2027	202,000	199,752
5.00%, 6/15/2027	200,000	199,800
5.25%, 6/1/2026	200,000	200,710
5.88%, 11/15/2024	130,000	130,655
MDC Holdings, Inc.:
2.50%, 1/15/2031	125,000	97,564
3.85%, 1/15/2030	108,000	92,927
6.00%, 1/15/2043	149,000	129,372
NVR, Inc. 3.00%, 5/15/2030	190,000	167,322
PulteGroup, Inc. 5.00%, 1/15/2027	315,000	313,198
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	200,000	179,874
4.35%, 2/15/2028	122,000	115,058
		2,767,388
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	312,000	292,013
4.40%, 3/15/2029	154,000	149,251
Whirlpool Corp.:
4.60%, 5/15/2050	190,000	157,995
4.75%, 2/26/2029 (b)	182,000	180,256
		779,515
HOUSEHOLD PRODUCTS — 0.0% (a)
Colgate-Palmolive Co.:
3.10%, 8/15/2025	250,000	243,762
4.60%, 3/1/2028	305,000	312,793
4.60%, 3/1/2033 (b)	500,000	518,665
Kenvue, Inc. 5.20%, 3/22/2063 (f)	321,000	332,280
Procter & Gamble Co.:
3.95%, 1/26/2028 (b)	250,000	251,110
4.05%, 1/26/2033 (b)	625,000	628,625
		2,287,235

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
0.85%, 8/15/2024	$295,000	$278,710
2.65%, 4/30/2030	151,000	128,927
4.88%, 12/6/2028	1,029,000	1,022,949
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	296,000	247,642
3.95%, 8/1/2047	100,000	83,770
5.00%, 6/15/2052	25,000	24,741
5.60%, 11/15/2032	180,000	193,077
Clorox Co.:
1.80%, 5/15/2030	140,000	115,825
4.60%, 5/1/2032	194,000	192,683
Kimberly-Clark Corp.:
1.05%, 9/15/2027	108,000	94,666
2.75%, 2/15/2026	83,000	80,029
2.88%, 2/7/2050 (b)	155,000	114,035
3.20%, 4/25/2029	213,000	201,809
3.20%, 7/30/2046	300,000	232,422
3.90%, 5/4/2047	129,000	112,878
3.95%, 11/1/2028 (b)	125,000	123,879
6.63%, 8/1/2037 (b)	396,000	483,211
		3,731,253
INSURANCE — 0.7%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b) (c)	312,000	294,984
Aflac, Inc. 1.13%, 3/15/2026	655,000	594,910
Alleghany Corp.:
3.25%, 8/15/2051	200,000	146,096
3.63%, 5/15/2030	284,000	268,303
Allstate Corp.:
0.75%, 12/15/2025	261,000	233,971
1.45%, 12/15/2030	150,000	116,783
3.28%, 12/15/2026 (b)	218,000	208,009
3.85%, 8/10/2049 (b)	300,000	240,927
5.25%, 3/30/2033 (b)	390,000	394,099
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	305,000	287,828
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	250,000	249,065
American Financial Group, Inc. 4.50%, 6/15/2047	362,000	303,591
American International Group, Inc.:
2.50%, 6/30/2025	111,000	105,087
3.40%, 6/30/2030	25,000	22,407
3.90%, 4/1/2026	149,900	145,908
4.20%, 4/1/2028	100,000	97,571
4.38%, 6/30/2050	243,000	207,794
Security Description	Principal Amount	Value
4.50%, 7/16/2044	$100,000	$87,205
4.75%, 4/1/2048	472,000	423,884
4.80%, 7/10/2045	375,000	339,810
5.13%, 3/27/2033	1,000,000	992,540
Aon Corp.:
2.80%, 5/15/2030 (b)	633,000	559,749
3.75%, 5/2/2029	240,000	229,265
6.25%, 9/30/2040	200,000	209,768
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	170,000	158,212
2.90%, 8/23/2051	100,000	66,627
3.90%, 2/28/2052	360,000	290,632
5.00%, 9/12/2032	335,000	337,901
Aon Global Ltd.:
3.50%, 6/14/2024	339,000	332,752
3.88%, 12/15/2025	150,000	146,270
4.60%, 6/14/2044	106,000	94,148
Arch Capital Finance LLC:
4.01%, 12/15/2026	442,000	428,921
5.03%, 12/15/2046	285,000	254,308
Arch Capital Group Ltd. 3.64%, 6/30/2050	165,000	122,648
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	375,000	346,616
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	150,000	121,353
3.05%, 3/9/2052	25,000	16,357
3.50%, 5/20/2051 (b)	400,000	288,320
Assurant, Inc. 3.70%, 2/22/2030	168,000	148,828
Assured Guaranty U.S. Holdings, Inc. 3.15%, 6/15/2031	137,000	117,627
Athene Holding Ltd.:
3.50%, 1/15/2031 (b)	571,000	475,917
3.95%, 5/25/2051	600,000	408,132
4.13%, 1/12/2028	177,000	160,567
6.65%, 2/1/2033	250,000	253,897
AXA SA 8.60%, 12/15/2030	201,000	241,453
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	189,000	177,235
5 Year CMT + 3.19%, 4.90%, 1/15/2040 (c)	200,000	159,104
AXIS Specialty Finance PLC 4.00%, 12/6/2027	119,000	114,914
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	195,836
2.50%, 1/15/2051	235,000	151,267
2.85%, 10/15/2050	438,000	309,294
2.88%, 3/15/2032	280,000	252,059
3.85%, 3/15/2052	1,168,000	981,868
4.20%, 8/15/2048	642,000	583,443
4.25%, 1/15/2049	383,000	353,317

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	$674,000	$655,937
4.50%, 2/11/2043	370,500	352,368
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	472,000	301,094
5.63%, 5/15/2030 (b)	771,000	741,779
Brown & Brown, Inc.:
2.38%, 3/15/2031	571,000	457,240
4.20%, 9/15/2024	100,000	98,430
4.95%, 3/17/2052	200,000	169,518
Chubb Corp.:
6.00%, 5/11/2037	211,400	233,113
Series 1, 6.50%, 5/15/2038	105,000	121,149
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	435,000	351,824
2.85%, 12/15/2051 (b)	190,000	133,760
3.15%, 3/15/2025	190,000	185,128
3.35%, 5/15/2024	5,000	4,918
3.35%, 5/3/2026	818,000	792,568
4.35%, 11/3/2045	440,000	404,540
CNA Financial Corp.:
2.05%, 8/15/2030	330,000	268,950
3.45%, 8/15/2027	278,000	262,312
CNO Financial Group, Inc. 5.25%, 5/30/2025	125,000	123,403
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (f)	1,715,000	1,607,933
3.90%, 4/5/2032 (f)	225,000	194,632
4.35%, 4/5/2042 (f)	175,000	143,964
4.40%, 4/5/2052 (f)	366,000	286,062
Enstar Group Ltd. 3.10%, 9/1/2031	300,000	231,990
Equitable Holdings, Inc.:
4.35%, 4/20/2028	336,000	322,993
5.00%, 4/20/2048	560,000	479,590
5.59%, 1/11/2033	250,000	245,240
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	332,000	224,223
3.50%, 10/15/2050	245,000	177,679
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (f)	700,000	704,837
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	150,000	125,879
4.85%, 4/17/2028	170,000	166,569
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	390,000	236,106
3.40%, 6/15/2030 (b)	212,000	185,767
First American Financial Corp. 4.00%, 5/15/2030	180,000	162,205
Globe Life, Inc.:
2.15%, 8/15/2030	497,000	402,550
4.55%, 9/15/2028	350,000	347,676
Security Description	Principal Amount	Value
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	$176,000	$140,965
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	216,000	189,987
2.90%, 9/15/2051	375,000	247,470
4.30%, 4/15/2043	226,000	190,916
4.40%, 3/15/2048	140,000	119,301
Jackson Financial, Inc. 3.13%, 11/23/2031	200,000	164,384
Kemper Corp.:
2.40%, 9/30/2030	150,000	119,985
4.35%, 2/15/2025	167,000	163,695
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	100,000	81,699
3.40%, 3/1/2032	150,000	120,101
3.63%, 12/12/2026	247,000	225,681
3.80%, 3/1/2028 (b)	205,000	185,751
4.35%, 3/1/2048	250,000	190,460
7.00%, 6/15/2040	600,000	643,584
Loews Corp.:
3.20%, 5/15/2030	69,000	62,017
3.75%, 4/1/2026	182,000	177,355
4.13%, 5/15/2043 (b)	125,000	106,235
6.00%, 2/1/2035	186,000	198,505
Manulife Financial Corp.:
4.15%, 3/4/2026	390,000	383,873
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	254,000	241,008
Markel Corp.:
3.50%, 11/1/2027 (b)	124,000	118,039
4.30%, 11/1/2047	225,000	183,848
5.00%, 4/5/2046	763,000	696,993
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	124,000	104,637
3.50%, 6/3/2024	1,000	981
3.50%, 3/10/2025	290,000	282,422
3.75%, 3/14/2026	331,000	323,874
4.20%, 3/1/2048	135,000	115,694
4.35%, 1/30/2047	304,000	265,903
4.38%, 3/15/2029	258,000	256,230
4.75%, 3/15/2039	250,000	235,775
4.90%, 3/15/2049	565,000	537,920
5.75%, 11/1/2032	275,000	294,871
6.25%, 11/1/2052	150,000	169,124
Mercury General Corp. 4.40%, 3/15/2027	189,000	181,926
MetLife, Inc.:
3.00%, 3/1/2025	200,000	193,522
3.60%, 4/10/2024	280,000	276,030
3.60%, 11/13/2025	162,000	158,702
4.05%, 3/1/2045	108,500	91,065
4.55%, 3/23/2030 (b)	200,000	196,990
4.60%, 5/13/2046	178,000	158,377
4.72%, 12/15/2044	263,000	240,032

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/13/2043	$240,000	$223,862
5.00%, 7/15/2052	544,000	508,471
5.25%, 1/15/2054	550,000	536,756
5.70%, 6/15/2035	25,000	26,413
5.88%, 2/6/2041	289,000	300,248
6.40%, 12/15/2066	320,000	305,795
6.50%, 12/15/2032 (b)	191,000	212,556
Old Republic International Corp.:
3.88%, 8/26/2026	180,000	172,116
4.88%, 10/1/2024	185,000	182,636
PartnerRe Finance B LLC 3.70%, 7/2/2029	198,000	184,586
Principal Financial Group, Inc.:
3.10%, 11/15/2026	263,000	251,352
3.70%, 5/15/2029	434,000	411,350
5.38%, 3/15/2033	140,000	140,038
5.50%, 3/15/2053	250,000	238,892
Progressive Corp.:
2.50%, 3/15/2027	165,000	153,125
3.00%, 3/15/2032	205,000	183,288
3.20%, 3/26/2030	100,000	91,599
3.70%, 1/26/2045	140,000	113,443
3.70%, 3/15/2052	25,000	19,970
4.00%, 3/1/2029	225,000	221,045
4.13%, 4/15/2047	345,000	301,671
4.35%, 4/25/2044	238,000	212,103
Prudential Financial, Inc.:
3.91%, 12/7/2047	238,000	191,085
3.94%, 12/7/2049	817,000	647,595
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	300,000	268,056
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	464,000	429,627
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	115,000	107,215
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (c)	162,000	143,608
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (b) (c)	350,000	327,925
Series MTN, 1.50%, 3/10/2026	125,000	114,053
Series MTN, 2.10%, 3/10/2030	221,000	187,662
Series MTN, 3.70%, 3/13/2051	250,000	189,315
Series MTN, 3.88%, 3/27/2028	197,000	190,509
Series MTN, 4.35%, 2/25/2050	223,000	189,336
Series MTN, 4.42%, 3/27/2048	533,000	458,790
Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$157,000	$142,438
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	316,000	277,287
3.90%, 5/15/2029	193,000	180,814
3.95%, 9/15/2026	110,000	105,939
RenaissanceRe Holdings Ltd. 3.60%, 4/15/2029	137,000	126,459
Stewart Information Services Corp. 3.60%, 11/15/2031	175,000	137,706
Travelers Cos., Inc.:
4.05%, 3/7/2048	131,000	113,060
4.10%, 3/4/2049	271,000	233,331
4.30%, 8/25/2045	310,000	279,623
4.60%, 8/1/2043	150,000	141,072
5.35%, 11/1/2040	382,000	403,824
Series MTN, 6.25%, 6/15/2037	255,000	288,736
Unum Group:
4.00%, 6/15/2029	137,000	128,113
4.13%, 6/15/2051	250,000	179,115
4.50%, 12/15/2049	300,000	217,788
Voya Financial, Inc.:
3.65%, 6/15/2026	164,000	155,800
4.80%, 6/15/2046	392,000	333,568
5.70%, 7/15/2043	221,000	217,963
W R Berkley Corp.:
3.15%, 9/30/2061	340,000	218,212
4.00%, 5/12/2050	395,000	319,729
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	129,709
3.60%, 5/15/2024	180,000	175,453
4.50%, 9/15/2028	335,500	324,616
4.65%, 6/15/2027	170,000	167,493
5.05%, 9/15/2048	200,000	174,212
		49,397,381
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	300,000	200,340
3.15%, 2/9/2051	590,000	386,019
3.40%, 12/6/2027 (b)	813,000	766,318
4.00%, 12/6/2037	460,000	391,580
4.20%, 12/6/2047 (b)	513,000	407,014
4.40%, 12/6/2057	493,000	391,989
4.50%, 11/28/2034	390,000	367,064
Alphabet, Inc.:
0.80%, 8/15/2027 (b)	344,000	301,729
1.10%, 8/15/2030 (b)	538,500	440,261
1.90%, 8/15/2040	872,000	611,132
2.00%, 8/15/2026	300,000	281,112
2.05%, 8/15/2050	752,000	477,648
2.25%, 8/15/2060	445,000	272,349

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Amazon.com, Inc.:
0.45%, 5/12/2024	$707,000	$677,652
0.80%, 6/3/2025	262,000	243,760
1.00%, 5/12/2026	593,000	537,537
1.20%, 6/3/2027	479,000	425,060
1.50%, 6/3/2030	461,000	383,506
1.65%, 5/12/2028	309,000	273,592
2.10%, 5/12/2031	535,000	457,190
2.50%, 6/3/2050	188,000	127,261
2.70%, 6/3/2060	533,000	349,861
2.80%, 8/22/2024	1,033,000	1,010,708
2.88%, 5/12/2041	294,000	230,966
3.00%, 4/13/2025	770,000	750,842
3.10%, 5/12/2051	761,000	576,906
3.15%, 8/22/2027	989,000	949,302
3.25%, 5/12/2061	420,000	309,002
3.30%, 4/13/2027	1,070,000	1,035,289
3.45%, 4/13/2029	25,000	24,066
3.60%, 4/13/2032 (b)	306,000	290,171
3.80%, 12/5/2024	295,000	292,634
3.88%, 8/22/2037	905,000	843,089
3.95%, 4/13/2052 (b)	368,000	326,556
4.05%, 8/22/2047	969,000	880,918
4.10%, 4/13/2062	437,000	384,556
4.25%, 8/22/2057	392,000	357,822
4.55%, 12/1/2027 (b)	500,000	507,505
4.60%, 12/1/2025	450,000	453,861
4.65%, 12/1/2029	920,000	939,918
4.70%, 11/29/2024	490,000	493,415
4.70%, 12/1/2032	708,000	725,912
4.80%, 12/5/2034	286,000	297,463
4.95%, 12/5/2044	354,000	365,041
Baidu, Inc.:
1.63%, 2/23/2027 (b)	211,000	186,830
2.38%, 8/23/2031 (b)	250,000	205,873
3.43%, 4/7/2030	160,000	145,112
4.13%, 6/30/2025	308,000	301,554
4.38%, 5/14/2024 (b)	516,000	512,084
4.38%, 3/29/2028	350,000	341,015
4.88%, 11/14/2028	80,000	79,546
Booking Holdings, Inc.:
3.55%, 3/15/2028 (b)	231,000	221,885
3.65%, 3/15/2025	180,000	176,256
4.63%, 4/13/2030	315,000	314,631
eBay, Inc.:
1.40%, 5/10/2026	127,000	115,256
1.90%, 3/11/2025	256,000	242,148
2.60%, 5/10/2031 (b)	490,000	417,465
2.70%, 3/11/2030 (b)	260,000	227,708
3.60%, 6/5/2027 (b)	337,000	322,425
3.65%, 5/10/2051 (b)	280,000	209,437
4.00%, 7/15/2042	215,000	176,939
5.95%, 11/22/2027	150,000	156,623
Expedia Group, Inc.:
3.25%, 2/15/2030	358,000	310,601
Security Description	Principal Amount	Value
3.80%, 2/15/2028	$348,000	$329,782
4.63%, 8/1/2027	115,000	113,098
5.00%, 2/15/2026	192,000	191,247
JD.com, Inc.:
3.38%, 1/14/2030 (b)	728,000	660,114
4.13%, 1/14/2050	230,000	177,431
Meta Platforms, Inc.:
3.50%, 8/15/2027	475,000	458,541
3.85%, 8/15/2032	750,000	702,435
4.45%, 8/15/2052	800,000	704,264
4.65%, 8/15/2062	400,000	354,112
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,621
Tencent Music Entertainment Group 2.00%, 9/3/2030 (b)	402,000	319,075
VeriSign, Inc.:
2.70%, 6/15/2031	100,000	85,048
4.75%, 7/15/2027	375,000	373,159
5.25%, 4/1/2025	114,000	113,879
Weibo Corp. 3.38%, 7/8/2030	1,141,000	930,851
		30,996,961
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	333,000	285,478
2.88%, 6/15/2027 (b)	120,000	103,234
3.25%, 7/15/2025	722,000	661,922
3.88%, 1/15/2026	452,000	416,776
4.20%, 6/10/2024	288,000	278,827
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	130,000	109,823
2.95%, 3/10/2026	107,000	94,638
Blackstone Private Credit Fund:
1.75%, 9/15/2024	104,000	96,643
2.63%, 12/15/2026	451,000	379,178
3.25%, 3/15/2027	123,000	104,406
4.00%, 1/15/2029	529,000	443,810
4.70%, 3/24/2025 (b)	135,000	128,924
7.05%, 9/29/2025 (b) (f)	748,000	744,731
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	146,000	120,891
2.75%, 9/16/2026	850,000	734,935
3.63%, 1/15/2026	250,000	226,940
FS KKR Capital Corp.:
2.63%, 1/15/2027	210,000	176,658
3.25%, 7/15/2027	366,000	310,006
3.40%, 1/15/2026	408,000	367,530
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	278,000	252,388
Golub Capital BDC, Inc. 3.38%, 4/15/2024	185,000	177,781

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp.:
3.00%, 7/14/2026	$140,000	$122,577
5.20%, 5/1/2024	100,000	97,942
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	120,000	102,204
Owl Rock Capital Corp.:
2.63%, 1/15/2027	229,000	193,883
2.88%, 6/11/2028	158,000	128,185
3.40%, 7/15/2026	263,000	232,768
3.75%, 7/22/2025	145,000	132,835
4.00%, 3/30/2025	156,000	145,468
4.25%, 1/15/2026	190,000	174,682
OWL Rock Core Income Corp. 7.75%, 9/16/2027 (f)	496,000	489,800
Prospect Capital Corp.:
3.44%, 10/15/2028	126,000	96,263
3.71%, 1/22/2026	172,000	152,241
		8,284,367
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	250,000	237,132
4.55%, 3/11/2026	260,000	255,003
6.55%, 11/29/2027	200,000	208,526
6.75%, 3/1/2041	300,000	303,828
6.80%, 11/29/2032	275,000	288,634
Nucor Corp.:
2.00%, 6/1/2025	281,000	264,205
2.70%, 6/1/2030	80,000	70,177
2.98%, 12/15/2055	217,000	145,321
3.13%, 4/1/2032	75,000	66,230
3.85%, 4/1/2052	275,000	222,123
3.95%, 5/23/2025	5,000	4,924
3.95%, 5/1/2028	535,000	515,874
4.30%, 5/23/2027	165,000	162,040
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	200,000	183,752
Steel Dynamics, Inc.:
2.80%, 12/15/2024	297,000	284,416
3.25%, 1/15/2031	160,000	142,629
3.45%, 4/15/2030	259,000	235,897
Vale Overseas Ltd.:
3.75%, 7/8/2030	768,000	689,649
6.25%, 8/10/2026	175,000	180,134
6.88%, 11/21/2036	652,000	680,499
6.88%, 11/10/2039	25,000	25,984
Vale SA 5.63%, 9/11/2042	100,000	98,367
		5,265,344
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032	105,000	91,699
Security Description	Principal Amount	Value
5.10%, 4/1/2052	$250,000	$184,480
Harley-Davidson, Inc.:
3.50%, 7/28/2025 (b)	187,000	178,510
4.63%, 7/28/2045	63,000	49,943
		504,632
LODGING — 0.0% (a)
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	157,512
3.70%, 1/15/2031	175,000	155,113
Hyatt Hotels Corp.:
4.38%, 9/15/2028	181,000	173,575
4.85%, 3/15/2026	590,000	587,386
5.63%, 4/23/2025	145,000	144,224
Marriott International, Inc.:
3.60%, 4/15/2024	338,000	332,214
5.00%, 10/15/2027	110,000	110,251
Series EE, 5.75%, 5/1/2025	300,000	303,417
Series FF, 4.63%, 6/15/2030	334,000	324,090
Series HH, 2.85%, 4/15/2031	339,000	288,869
Series II, 2.75%, 10/15/2033 (b)	325,000	263,052
Series R, 3.13%, 6/15/2026	164,000	154,801
Series X, 4.00%, 4/15/2028 (b)	148,000	142,943
Series Z, 4.15%, 12/1/2023	100	99
		3,137,546
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	104,000	94,293
4.80%, 1/6/2026	255,000	259,141
4.90%, 1/17/2025	170,000	171,246
COR, 5.40%, 3/10/2025	1,000,000	1,018,530
Series MTN, 0.45%, 5/17/2024	309,000	295,049
Series MTN, 0.60%, 9/13/2024	134,000	126,791
Series MTN, 0.80%, 11/13/2025 (b)	472,000	430,931
Series MTN, 1.10%, 9/14/2027 (b)	388,000	341,258
Series MTN, 1.15%, 9/14/2026	100,000	89,933
Series MTN, 1.45%, 5/15/2025	163,000	153,181
Series MTN, 2.85%, 5/17/2024	485,000	475,421
Series MTN, 3.25%, 12/1/2024	361,000	353,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/9/2024	$160,000	$157,475
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	135,000	123,275
3.25%, 9/19/2049	348,000	276,518
3.40%, 5/15/2024 (b)	255,000	252,190
3.80%, 8/15/2042	758,000	673,407
4.75%, 5/15/2064	334,000	328,596
		5,620,383
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 1.88%, 1/15/2026	1,205,000	1,109,443
Crane Holdings Co. 4.20%, 3/15/2048	515,000	373,179
Deere & Co. 2.75%, 4/15/2025 (b)	249,000	241,378
Dover Corp.:
2.95%, 11/4/2029	212,000	189,233
3.15%, 11/15/2025	105,000	101,507
Flowserve Corp.:
2.80%, 1/15/2032	140,000	111,195
3.50%, 10/1/2030	110,000	95,453
IDEX Corp. 3.00%, 5/1/2030	125,000	110,164
John Deere Capital Corp.:
1.05%, 6/17/2026	186,000	168,047
1.45%, 1/15/2031	320,000	258,576
2.13%, 3/7/2025	110,000	105,353
2.35%, 3/8/2027	150,000	139,468
3.40%, 6/6/2025	306,000	299,681
4.05%, 9/8/2025	220,000	218,748
4.15%, 9/15/2027	250,000	248,697
4.35%, 9/15/2032	205,000	204,729
4.55%, 10/11/2024	180,000	180,281
4.80%, 1/9/2026	265,000	269,031
COR, 4.75%, 1/20/2028	280,000	285,950
Series MTN, 0.45%, 6/7/2024	200,000	190,456
Series MTN, 0.63%, 9/10/2024	103,000	97,571
Series MTN, 0.70%, 1/15/2026	217,000	197,175
Series MTN, 1.25%, 1/10/2025	148,000	140,231
Series MTN, 1.30%, 10/13/2026	396,000	357,826
Series MTN, 1.50%, 3/6/2028	291,000	255,853
Series MTN, 1.70%, 1/11/2027	164,000	149,007
Series MTN, 1.75%, 3/9/2027	293,000	267,005
Series MTN, 2.05%, 1/9/2025	105,000	101,237
Series MTN, 2.25%, 9/14/2026	165,000	154,161
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/24/2024	$209,000	$203,959
Series MTN, 2.65%, 6/10/2026	245,000	232,833
Series MTN, 2.80%, 9/8/2027	104,000	97,782
Series MTN, 2.80%, 7/18/2029	310,000	283,334
Series MTN, 3.45%, 3/7/2029	308,000	296,632
Series MTN, 4.85%, 10/11/2029	250,000	258,515
Otis Worldwide Corp.:
2.06%, 4/5/2025	701,000	662,214
3.11%, 2/15/2040	434,000	336,467
Rockwell Automation, Inc.:
2.80%, 8/15/2061	235,000	151,782
2.88%, 3/1/2025	206,000	200,055
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	138,000	131,682
3.45%, 11/15/2026	365,000	343,071
4.40%, 3/15/2024	100	99
4.95%, 9/15/2028	552,151	542,273
Xylem, Inc.:
1.95%, 1/30/2028	180,000	159,385
3.25%, 11/1/2026 (b)	180,000	171,853
		10,692,571
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	135,000	112,581
2.80%, 4/1/2031	573,000	461,099
3.50%, 6/1/2041 (b)	220,000	150,436
3.50%, 3/1/2042	245,000	165,463
3.70%, 4/1/2051	224,000	143,028
3.75%, 2/15/2028	334,000	309,675
3.85%, 4/1/2061	1,787,000	1,108,816
3.90%, 6/1/2052	657,000	432,799
3.95%, 6/30/2062	300,000	188,793
4.20%, 3/15/2028	229,000	216,478
4.40%, 4/1/2033 (b)	390,000	345,680
4.40%, 12/1/2061	453,000	307,999
4.80%, 3/1/2050	1,388,000	1,055,907
4.91%, 7/23/2025	1,112,000	1,099,746
5.05%, 3/30/2029	306,000	295,553
5.13%, 7/1/2049	388,000	306,439
5.38%, 4/1/2038	345,000	300,098
5.38%, 5/1/2047	200,000	164,404
5.75%, 4/1/2048	634,000	544,346
6.38%, 10/23/2035	820,000	813,784
6.48%, 10/23/2045	427,000	402,490

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp.:
1.50%, 2/15/2031	$700,000	$561,421
1.95%, 1/15/2031 (b)	873,000	725,786
2.35%, 1/15/2027 (b)	535,000	498,711
2.65%, 2/1/2030	734,000	653,664
2.80%, 1/15/2051	144,000	97,298
2.89%, 11/1/2051	988,000	674,221
2.94%, 11/1/2056	1,585,000	1,056,292
3.15%, 3/1/2026	675,000	654,743
3.15%, 2/15/2028 (b)	554,000	525,879
3.20%, 7/15/2036	198,000	166,872
3.25%, 11/1/2039	643,000	520,058
3.30%, 2/1/2027	436,000	420,906
3.30%, 4/1/2027	252,000	242,260
3.38%, 2/15/2025	226,000	221,654
3.38%, 8/15/2025	725,000	708,441
3.40%, 7/15/2046	213,000	164,619
3.45%, 2/1/2050 (b)	573,000	441,519
3.55%, 5/1/2028	36,000	34,612
3.70%, 4/15/2024	892,000	881,653
3.75%, 4/1/2040	468,000	402,223
3.90%, 3/1/2038	745,000	669,055
3.95%, 10/15/2025	546,000	539,808
3.97%, 11/1/2047	310,000	261,569
4.00%, 8/15/2047	360,000	304,333
4.00%, 3/1/2048 (b)	753,000	637,588
4.00%, 11/1/2049	479,000	402,015
4.05%, 11/1/2052	522,000	440,062
4.15%, 10/15/2028	1,040,000	1,028,914
4.25%, 10/15/2030	393,000	385,061
4.40%, 8/15/2035	373,000	361,392
4.60%, 10/15/2038	50,000	48,237
4.65%, 2/15/2033 (b)	800,000	803,944
4.65%, 7/15/2042	250,000	237,732
4.95%, 10/15/2058 (b)	405,000	392,166
5.25%, 11/7/2025	35,000	35,774
5.35%, 11/15/2027	160,000	166,554
5.50%, 11/15/2032	655,000	698,394
5.65%, 6/15/2035	158,000	169,627
6.55%, 7/1/2039	175,000	199,785
7.05%, 3/15/2033	200,000	236,906
Discovery Communications LLC:
3.63%, 5/15/2030	243,000	215,820
3.90%, 11/15/2024	400,000	389,500
3.95%, 6/15/2025	170,000	163,735
3.95%, 3/20/2028	403,000	377,639
4.00%, 9/15/2055	595,000	394,896
4.13%, 5/15/2029	213,000	198,062
4.65%, 5/15/2050	247,420	188,655
4.90%, 3/11/2026	193,000	191,744
5.00%, 9/20/2037	200,000	176,448
5.20%, 9/20/2047	781,000	643,731
5.30%, 5/15/2049	663,000	553,068
Security Description	Principal Amount	Value
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	$250,000	$232,447
3.45%, 3/1/2032	300,000	262,239
Fox Corp.:
3.50%, 4/8/2030 (b)	116,000	105,793
4.71%, 1/25/2029	475,000	470,787
5.48%, 1/25/2039	1,138,000	1,090,739
5.58%, 1/25/2049	228,000	218,073
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	97,975
5.00%, 5/13/2045	540,000	483,392
6.13%, 1/31/2046 (b)	200,000	204,182
6.63%, 1/15/2040	495,000	525,606
NBCUniversal Media LLC 5.95%, 4/1/2041	175,000	190,031
Paramount Global:
3.70%, 6/1/2028	859,000	779,139
4.00%, 1/15/2026	191,000	184,999
4.20%, 5/19/2032 (b)	259,000	222,507
4.38%, 3/15/2043	376,000	267,080
4.60%, 1/15/2045	421,000	306,623
4.85%, 7/1/2042	156,000	119,044
4.90%, 8/15/2044	615,000	463,218
4.95%, 1/15/2031 (b)	414,000	381,712
4.95%, 5/19/2050	314,000	234,941
5.25%, 4/1/2044	414,000	326,820
6.88%, 4/30/2036	145,000	147,983
TCI Communications, Inc.:
7.13%, 2/15/2028	205,000	228,616
7.88%, 2/15/2026	195,000	211,825
Thomson Reuters Corp. 5.85%, 4/15/2040	165,000	164,647
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	131,000	148,964
Time Warner Cable LLC:
4.50%, 9/15/2042	457,000	351,579
5.50%, 9/1/2041	643,500	555,913
5.88%, 11/15/2040	390,000	352,014
6.55%, 5/1/2037	738,000	725,535
7.30%, 7/1/2038	374,000	388,388
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	369,000	342,664
Series GMTN, 3.15%, 9/17/2025	444,000	429,601
Series GMTN, 4.13%, 6/1/2044 (b)	315,000	284,483
Series MTN, 1.85%, 7/30/2026 (b)	248,000	229,385
Series MTN, 2.95%, 6/15/2027 (b)	312,000	296,388
Series MTN, 3.70%, 12/1/2042	200,000	169,140
Walt Disney Co.:
1.75%, 8/30/2024	441,000	424,423

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 1/13/2026 (b)	$386,000	$361,709
2.00%, 9/1/2029	544,000	471,866
2.20%, 1/13/2028 (b)	360,538	331,107
2.65%, 1/13/2031	1,211,000	1,068,768
2.75%, 9/1/2049	555,000	385,603
3.38%, 11/15/2026 (b)	348,000	337,184
3.50%, 5/13/2040	511,000	433,446
3.60%, 1/13/2051	820,000	664,938
3.70%, 9/15/2024	324,000	319,798
3.70%, 10/15/2025	375,000	368,820
4.75%, 11/15/2046	252,000	243,107
4.95%, 10/15/2045	175,000	171,650
5.40%, 10/1/2043	173,000	181,913
6.15%, 3/1/2037	240,000	266,335
6.40%, 12/15/2035	464,000	534,287
6.55%, 3/15/2033 (b)	205,000	236,832
6.65%, 11/15/2037	269,000	318,891
7.75%, 12/1/2045	150,000	198,261
		49,604,070
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
3.25%, 6/15/2025	195,000	190,320
4.38%, 6/15/2045	130,000	119,939
		310,259
MINING — 0.2%
Barrick North America Finance LLC:
5.70%, 5/30/2041	546,000	573,830
5.75%, 5/1/2043 (b)	175,000	185,272
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	205,000	220,000
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	280,000	253,674
5.00%, 9/30/2043	1,015,000	1,026,571
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	319,218
4.55%, 11/14/2024	100,000	99,422
4.63%, 8/1/2030	260,000	246,704
5.00%, 9/1/2027	150,000	147,676
5.25%, 9/1/2029	583,000	575,357
5.40%, 11/14/2034	175,000	171,694
5.45%, 3/15/2043	250,000	233,965
Kinross Gold Corp. 4.50%, 7/15/2027	125,000	122,309
Newmont Corp.:
2.25%, 10/1/2030	615,000	516,335
2.60%, 7/15/2032	180,000	150,439
4.88%, 3/15/2042	367,000	351,006
6.25%, 10/1/2039	246,000	268,657
5.88%, 4/1/2035	215,000	226,857
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	195,000	216,046
Security Description	Principal Amount	Value
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	$644,000	$445,165
7.13%, 7/15/2028	191,000	215,542
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	262,000	235,486
5.00%, 3/9/2033	500,000	514,395
5.13%, 3/9/2053	1,000,000	1,030,210
Southern Copper Corp.:
5.25%, 11/8/2042	650,000	624,513
6.75%, 4/16/2040	180,000	201,442
7.50%, 7/27/2035	470,000	548,885
Teck Resources Ltd.:
3.90%, 7/15/2030	500,000	458,805
6.00%, 8/15/2040	123,000	124,215
6.13%, 10/1/2035	289,000	299,696
Yamana Gold, Inc. 2.63%, 8/15/2031	250,000	201,095
		10,804,481
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025 (b)	276,333	263,381
2.38%, 8/26/2029 (b)	379,000	334,968
2.65%, 4/15/2025	230,000	220,322
2.88%, 10/15/2027 (b)	514,000	481,500
3.05%, 4/15/2030 (b)	172,000	157,165
3.25%, 8/26/2049 (b)	321,000	239,293
Series MTN, 3.00%, 8/7/2025 (b)	153,000	147,255
Series MTN, 3.13%, 9/19/2046	165,000	118,977
Series MTN, 3.38%, 3/1/2029	360,000	339,419
Series MTN, 3.63%, 9/14/2028 (b)	180,000	173,407
Series MTN, 3.63%, 10/15/2047	270,000	212,803
Carlisle Cos., Inc.:
2.75%, 3/1/2030	215,000	183,679
3.75%, 12/1/2027	410,000	390,861
Eaton Corp.:
3.10%, 9/15/2027	168,000	159,109
3.92%, 9/15/2047	50,000	42,673
4.00%, 11/2/2032	207,000	197,225
4.15%, 3/15/2033	140,000	134,924
4.15%, 11/2/2042	252,000	222,634
4.70%, 8/23/2052	165,000	158,723
GE Capital Funding LLC 4.55%, 5/15/2032	295,000	289,348
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035 (b)	650,000	629,174
General Electric Co.:
Series A, 6.88%, 1/10/2039	147,000	170,192

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.88%, 1/14/2038	$25,000	$26,942
Illinois Tool Works, Inc. 2.65%, 11/15/2026	181,000	172,221
Parker-Hannifin Corp.:
2.70%, 6/14/2024	145,000	141,118
3.25%, 3/1/2027	190,000	180,741
3.25%, 6/14/2029	259,000	238,627
4.00%, 6/14/2049	205,000	174,816
Series A, 6.25%, 5/15/2038	330,000	366,003
Series MTN, 4.20%, 11/21/2034	475,000	451,226
Series MTN, 4.45%, 11/21/2044 (b)	215,000	198,783
Pentair Finance Sarl 4.50%, 7/1/2029	175,000	166,621
Teledyne Technologies, Inc. 2.75%, 4/1/2031	340,000	290,285
Textron, Inc.:
2.45%, 3/15/2031 (b)	100,000	84,456
3.65%, 3/15/2027	176,000	168,296
3.90%, 9/17/2029	526,000	496,839
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	133,000	128,779
4.30%, 2/21/2048	120,000	103,213
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	392,000	383,176
		9,039,174
MULTI-NATIONAL — 0.0% (a)
African Development Bank 4.38%, 11/3/2027	345,000	353,383
Corp. Andina de Fomento:
2.25%, 2/8/2027	100,000	91,695
4.75%, 4/1/2026	386,000	386,239
Nordic Investment Bank:
2.63%, 4/4/2025	150,000	145,769
3.38%, 9/8/2027	304,000	299,054
		1,276,140
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	151,000	132,779
3.57%, 12/1/2031	175,000	150,566
4.25%, 4/1/2028	110,000	102,778
5.50%, 12/1/2024	455,000	454,236
		840,359
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	348,000	288,283
2.72%, 1/12/2032 (b)	575,000	501,797
Security Description	Principal Amount	Value
2.77%, 11/10/2050	$245,000	$164,944
2.94%, 6/4/2051	643,000	446,075
3.00%, 2/24/2050	353,000	250,150
3.00%, 3/17/2052	200,000	140,564
3.02%, 1/16/2027	169,000	160,516
3.12%, 5/4/2026	232,000	223,214
3.38%, 2/8/2061 (b)	285,000	205,385
3.41%, 2/11/2026	853,000	830,976
3.59%, 4/14/2027 (b)	101,000	97,899
3.63%, 4/6/2030	600,000	570,276
3.80%, 9/21/2025	199,000	197,561
4.23%, 11/6/2028	634,000	628,376
4.81%, 2/13/2033	295,000	299,549
BP Capital Markets PLC 3.28%, 9/19/2027	924,000	888,500
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	167,000	156,481
2.95%, 7/15/2030	426,000	370,322
3.85%, 6/1/2027 (b)	334,000	319,748
5.85%, 2/1/2035	25,000	24,913
6.25%, 3/15/2038 (b)	441,000	460,924
6.45%, 6/30/2033	111,000	115,329
6.50%, 2/15/2037	245,000	256,429
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	125,000	91,003
5.40%, 6/15/2047	198,000	183,712
6.80%, 9/15/2037	620,000	658,657
Chevron Corp.:
1.55%, 5/11/2025	610,000	575,352
2.00%, 5/11/2027	176,000	161,594
2.24%, 5/11/2030	838,000	741,001
2.95%, 5/16/2026	515,000	496,038
3.08%, 5/11/2050	145,000	109,752
3.33%, 11/17/2025	150,000	147,267
Chevron USA, Inc.:
0.69%, 8/12/2025	175,000	160,543
1.02%, 8/12/2027 (b)	414,000	364,643
3.25%, 10/15/2029	618,000	581,439
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029 (b)	212,000	194,084
3.30%, 9/30/2049	200,000	143,486
4.25%, 5/9/2043 (b)	556,000	484,348
CNOOC Finance 2014 ULC:
4.25%, 4/30/2024	236,000	234,577
4.88%, 4/30/2044	305,000	288,448
CNOOC Finance 2015 Australia Pty. Ltd. 4.20%, 5/5/2045	150,000	128,639
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	25,000	24,374
4.38%, 5/2/2028	264,000	264,436
CNOOC Petroleum North America ULC:
6.40%, 5/15/2037	577,000	641,255

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 7/30/2039	$250,000	$306,812
7.88%, 3/15/2032	262,000	318,888
ConocoPhillips 5.90%, 10/15/2032 (b)	305,000	339,242
ConocoPhillips Co.:
2.40%, 3/7/2025	188,000	180,448
3.35%, 11/15/2024	100,000	97,935
3.80%, 3/15/2052	610,000	505,110
4.03%, 3/15/2062	848,000	690,874
6.50%, 2/1/2039	360,000	420,462
6.95%, 4/15/2029	311,000	350,708
Continental Resources, Inc. 4.90%, 6/1/2044	265,000	204,281
Coterra Energy, Inc.:
3.90%, 5/15/2027	249,000	238,066
4.38%, 3/15/2029	318,000	302,577
Devon Energy Corp.:
4.50%, 1/15/2030	287,000	274,114
4.75%, 5/15/2042	637,000	553,457
5.00%, 6/15/2045	590,000	524,882
5.60%, 7/15/2041	473,000	453,115
7.95%, 4/15/2032	100,000	116,512
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	225,000	194,857
3.25%, 12/1/2026	994,000	944,131
3.50%, 12/1/2029 (b)	247,000	226,175
4.25%, 3/15/2052	193,000	151,397
6.25%, 3/15/2033	500,000	529,075
Eni USA, Inc. 7.30%, 11/15/2027	356,000	390,895
EOG Resources, Inc.:
3.15%, 4/1/2025	50,000	48,461
3.90%, 4/1/2035	330,000	302,590
4.15%, 1/15/2026	200,000	198,444
4.38%, 4/15/2030	218,000	217,503
4.95%, 4/15/2050	25,000	25,151
EQT Corp.:
3.90%, 10/1/2027	513,000	481,979
5.00%, 1/15/2029	179,000	170,064
5.70%, 4/1/2028	105,000	105,248
6.13%, 2/1/2025	271,000	272,659
7.00%, 2/1/2030	347,000	364,367
Equinor ASA:
2.38%, 5/22/2030	396,000	349,597
2.88%, 4/6/2025	249,000	241,465
3.13%, 4/6/2030 (b)	286,000	268,102
3.25%, 11/18/2049	812,000	625,589
3.63%, 9/10/2028	140,000	136,437
3.63%, 4/6/2040	365,000	313,805
3.70%, 4/6/2050	524,000	443,524
3.95%, 5/15/2043	247,000	217,437
4.25%, 11/23/2041	175,000	162,654
4.80%, 11/8/2043	983,000	964,756
Exxon Mobil Corp.:
2.02%, 8/16/2024	471,000	455,584
Security Description	Principal Amount	Value
2.28%, 8/16/2026	$472,000	$443,250
2.44%, 8/16/2029 (b)	478,000	437,719
2.61%, 10/15/2030	1,207,000	1,084,091
2.71%, 3/6/2025	565,000	548,445
2.99%, 3/19/2025	681,000	662,715
3.04%, 3/1/2026	279,000	270,862
3.45%, 4/15/2051	971,000	775,023
3.48%, 3/19/2030	548,000	523,587
3.57%, 3/6/2045 (b)	100,000	82,987
4.11%, 3/1/2046	386,000	347,674
4.23%, 3/19/2040	682,000	639,348
4.33%, 3/19/2050	361,000	334,264
Helmerich & Payne, Inc. 2.90%, 9/29/2031	165,000	136,638
Hess Corp.:
3.50%, 7/15/2024	91,000	88,981
5.60%, 2/15/2041	657,000	633,834
5.80%, 4/1/2047 (b)	127,000	124,247
7.13%, 3/15/2033	218,000	241,049
7.30%, 8/15/2031	237,000	263,817
7.88%, 10/1/2029	120,000	135,265
HF Sinclair Corp. 5.88%, 4/1/2026	245,000	247,729
Marathon Oil Corp.:
4.40%, 7/15/2027	150,000	145,419
6.60%, 10/1/2037	105,000	107,177
6.80%, 3/15/2032	465,000	490,984
Marathon Petroleum Corp.:
4.50%, 4/1/2048	200,000	163,928
4.70%, 5/1/2025	644,000	642,796
4.75%, 9/15/2044	100,000	86,063
5.00%, 9/15/2054	210,000	180,869
5.13%, 12/15/2026	228,000	230,034
6.50%, 3/1/2041	268,000	284,897
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	200,000	200,650
Ovintiv, Inc.:
6.50%, 2/1/2038	410,000	408,856
6.63%, 8/15/2037	200,000	201,522
7.20%, 11/1/2031	400,000	427,280
7.38%, 11/1/2031	150,000	162,192
Phillips 66:
1.30%, 2/15/2026	140,000	127,033
3.30%, 3/15/2052	15,000	10,622
Phillips 66 Co.:
2.15%, 12/15/2030 (b)	436,500	360,318
3.15%, 12/15/2029 (f)	228,000	205,686
3.55%, 10/1/2026 (f)	183,000	174,756
3.75%, 3/1/2028 (f)	446,000	423,660
3.85%, 4/9/2025	574,000	561,206
3.90%, 3/15/2028	522,000	502,676
4.88%, 11/15/2044	432,000	404,011
4.90%, 10/1/2046 (f)	150,000	137,156

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	$48,000	$43,614
1.90%, 8/15/2030	548,000	445,529
2.15%, 1/15/2031	370,000	304,070
Shell International Finance BV:
2.00%, 11/7/2024	171,000	164,386
2.38%, 11/7/2029	649,000	575,936
2.50%, 9/12/2026	356,000	335,526
2.75%, 4/6/2030	605,000	551,929
2.88%, 5/10/2026	758,000	726,103
3.00%, 11/26/2051	210,000	151,177
3.13%, 11/7/2049	210,000	156,219
3.25%, 5/11/2025	686,000	670,565
3.25%, 4/6/2050	420,000	320,452
3.63%, 8/21/2042	320,000	269,536
3.75%, 9/12/2046	387,000	327,050
3.88%, 11/13/2028	552,000	543,599
4.00%, 5/10/2046	580,000	505,354
4.13%, 5/11/2035	446,000	427,910
4.55%, 8/12/2043	302,000	285,937
6.38%, 12/15/2038	931,000	1,074,495
Suncor Energy, Inc.:
3.75%, 3/4/2051	7,000	5,323
6.50%, 6/15/2038	300,000	321,882
6.80%, 5/15/2038	266,000	292,119
6.85%, 6/1/2039	425,000	465,137
7.15%, 2/1/2032	205,000	226,697
TotalEnergies Capital International SA:
2.83%, 1/10/2030	454,700	414,645
2.99%, 6/29/2041	240,000	187,531
3.13%, 5/29/2050	712,000	527,898
3.39%, 6/29/2060	372,000	278,918
3.46%, 2/19/2029	410,000	391,406
3.46%, 7/12/2049	132,000	104,652
3.75%, 4/10/2024	301,000	298,971
TotalEnergies Capital SA 3.88%, 10/11/2028	302,000	297,564
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	265,000	239,443
4.00%, 4/1/2029 (b)	144,000	138,800
4.00%, 6/1/2052 (b)	576,000	445,144
6.63%, 6/15/2037	688,000	752,280
7.50%, 4/15/2032	230,000	264,194
		57,145,595
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	245,000	222,141
3.14%, 11/7/2029	175,000	157,099
3.34%, 12/15/2027	171,000	160,246
4.08%, 12/15/2047	348,500	283,358
Security Description	Principal Amount	Value
4.49%, 5/1/2030	$645,000	$631,294
Halliburton Co.:
2.92%, 3/1/2030	254,000	226,444
4.50%, 11/15/2041	245,000	210,061
4.85%, 11/15/2035	400,000	384,436
5.00%, 11/15/2045	569,000	518,160
6.70%, 9/15/2038	470,000	517,258
7.45%, 9/15/2039	239,000	277,410
NOV, Inc. 3.95%, 12/1/2042	125,000	92,217
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	153,000	141,531
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	128,000	113,338
		3,934,993
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	123,080
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	394,000	330,180
2.69%, 5/25/2031 (b)	165,000	137,235
Berry Global, Inc.:
1.57%, 1/15/2026	393,000	357,040
5.50%, 4/15/2028 (f)	250,000	249,203
Packaging Corp. of America:
3.00%, 12/15/2029	124,000	111,502
3.05%, 10/1/2051	110,000	75,001
3.65%, 9/15/2024	250,000	245,793
Sonoco Products Co.:
1.80%, 2/1/2025	143,000	134,224
2.25%, 2/1/2027	315,000	285,469
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	390,000	319,886
3.90%, 6/1/2028 (b)	319,000	303,436
4.00%, 3/15/2028	373,000	355,734
4.65%, 3/15/2026	216,000	213,816
4.90%, 3/15/2029 (b)	222,500	218,860
		3,460,459
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.60%, 11/21/2024	1,229,000	1,186,022
2.95%, 11/21/2026	1,078,000	1,025,814
3.20%, 5/14/2026	362,000	349,478
3.20%, 11/21/2029	1,105,000	1,024,965
3.60%, 5/14/2025	931,000	913,283
3.80%, 3/15/2025	851,000	837,273
4.05%, 11/21/2039	950,000	847,847
4.25%, 11/14/2028 (b)	637,000	633,280
4.25%, 11/21/2049	1,209,000	1,066,616
4.30%, 5/14/2036	302,000	283,925
4.40%, 11/6/2042	251,000	228,691
4.45%, 5/14/2046	560,000	506,867

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/14/2035	$939,000	$910,360
4.55%, 3/15/2035	1,021,000	998,630
4.63%, 10/1/2042	132,000	122,017
4.70%, 5/14/2045	281,000	263,710
4.75%, 3/15/2045	302,000	285,496
4.85%, 6/15/2044	219,000	209,108
4.88%, 11/14/2048	668,000	641,621
AmerisourceBergen Corp.:
2.70%, 3/15/2031	422,000	361,760
2.80%, 5/15/2030	125,000	109,675
3.25%, 3/1/2025	191,000	185,335
4.30%, 12/15/2047	540,000	468,023
Astrazeneca Finance LLC:
0.70%, 5/28/2024	375,000	358,549
1.20%, 5/28/2026	525,000	478,165
1.75%, 5/28/2028	281,500	249,750
2.25%, 5/28/2031 (b)	360,000	309,352
4.88%, 3/3/2033	1,150,000	1,186,328
AstraZeneca PLC:
0.70%, 4/8/2026 (b)	194,000	174,619
1.38%, 8/6/2030	270,000	220,177
2.13%, 8/6/2050	200,000	126,474
3.00%, 5/28/2051	280,000	212,495
4.00%, 9/18/2042	262,000	238,318
4.38%, 11/16/2045	240,000	230,731
4.38%, 8/17/2048	268,000	254,292
6.45%, 9/15/2037	572,000	674,560
Becton Dickinson & Co.:
1.96%, 2/11/2031	504,000	414,449
2.82%, 5/20/2030	275,000	245,237
3.36%, 6/6/2024	477,000	468,228
3.70%, 6/6/2027 (b)	419,000	405,005
3.73%, 12/15/2024	250,000	244,895
4.67%, 6/6/2047	599,000	558,615
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	165,500	145,112
1.45%, 11/13/2030	182,000	148,836
2.55%, 11/13/2050	470,000	315,036
2.90%, 7/26/2024	764,000	749,148
2.95%, 3/15/2032 (b)	545,000	491,465
3.20%, 6/15/2026	450,000	435,168
3.25%, 8/1/2042	394,000	314,979
3.40%, 7/26/2029	540,000	512,703
3.45%, 11/15/2027 (b)	162,800	157,320
3.55%, 3/15/2042	30,000	25,562
3.70%, 3/15/2052	622,000	520,004
3.90%, 2/20/2028	451,000	442,553
3.90%, 3/15/2062	732,000	603,636
4.13%, 6/15/2039	742,000	690,869
4.25%, 10/26/2049	593,000	538,005
4.35%, 11/15/2047	893,000	826,221
4.55%, 2/20/2048	310,000	293,294
Cardinal Health, Inc.:
3.08%, 6/15/2024	666,000	650,842
4.37%, 6/15/2047	234,000	195,200
Security Description	Principal Amount	Value
4.50%, 11/15/2044	$528,000	$452,052
4.90%, 9/15/2045	350,000	315,235
Cigna Group:
1.25%, 3/15/2026	271,000	245,518
2.38%, 3/15/2031	555,000	468,964
2.40%, 3/15/2030	523,000	453,739
3.05%, 10/15/2027	121,000	112,805
3.25%, 4/15/2025	470,000	455,562
3.40%, 3/1/2027	347,000	332,041
3.40%, 3/15/2050	423,000	312,673
3.40%, 3/15/2051	230,000	169,220
4.13%, 11/15/2025	802,000	789,641
4.38%, 10/15/2028	526,000	518,110
4.50%, 2/25/2026	265,000	263,741
4.80%, 8/15/2038	702,000	680,905
5.40%, 3/15/2033	1,000,000	1,038,020
3.88%, 10/15/2047	722,000	581,939
4.80%, 7/15/2046	240,000	219,929
CVS Health Corp.:
1.30%, 8/21/2027	368,000	320,197
1.75%, 8/21/2030	257,000	208,908
1.88%, 2/28/2031	703,000	569,479
2.13%, 9/15/2031 (b)	127,000	103,664
2.63%, 8/15/2024	1,144,000	1,110,858
2.88%, 6/1/2026	719,000	683,215
3.00%, 8/15/2026 (b)	498,000	475,172
3.25%, 8/15/2029	303,000	277,142
3.38%, 8/12/2024	365,000	357,846
3.88%, 7/20/2025	694,000	681,550
4.10%, 3/25/2025	373,000	370,419
4.13%, 4/1/2040	250,000	215,038
4.25%, 4/1/2050	100,000	83,240
4.30%, 3/25/2028	1,048,435	1,029,762
4.78%, 3/25/2038	1,138,000	1,084,286
5.00%, 2/20/2026	205,000	207,368
5.05%, 3/25/2048	2,363,000	2,211,130
5.13%, 7/20/2045	893,000	846,341
5.25%, 2/21/2033	550,000	560,203
5.30%, 12/5/2043	357,000	350,795
5.63%, 2/21/2053	600,000	607,764
Eli Lilly & Co.:
2.25%, 5/15/2050	255,000	168,364
2.50%, 9/15/2060	493,000	315,318
3.10%, 5/15/2027	445,000	427,872
3.38%, 3/15/2029	600,000	573,498
3.95%, 3/15/2049	160,000	146,006
4.70%, 2/27/2033	500,000	512,405
4.95%, 2/27/2063	450,000	462,267
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	293,000	287,163
3.38%, 6/1/2029	245,000	232,750
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	268,707	265,469
3.88%, 5/15/2028	650,000	638,073
4.20%, 3/18/2043	246,000	224,128

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 5/15/2038	$807,000	$950,452
Johnson & Johnson:
0.95%, 9/1/2027	130,000	115,163
1.30%, 9/1/2030	313,000	262,347
2.10%, 9/1/2040	275,000	199,755
2.25%, 9/1/2050	435,000	292,333
2.45%, 9/1/2060	175,000	115,290
2.63%, 1/15/2025	318,301	310,923
2.90%, 1/15/2028	712,000	682,580
2.95%, 3/3/2027	404,500	391,568
3.40%, 1/15/2038	533,000	479,828
3.63%, 3/3/2037	641,000	592,912
3.70%, 3/1/2046	418,000	374,394
3.75%, 3/3/2047	270,000	241,869
4.38%, 12/5/2033 (b)	292,000	300,500
4.85%, 5/15/2041	100,000	102,710
4.95%, 5/15/2033	144,000	155,981
5.85%, 7/15/2038	265,000	306,327
5.95%, 8/15/2037 (b)	411,000	477,261
McKesson Corp. 1.30%, 8/15/2026	208,000	186,378
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	355,000	378,842
Merck & Co., Inc.:
0.75%, 2/24/2026	138,000	126,277
1.45%, 6/24/2030	225,000	185,927
1.70%, 6/10/2027	780,000	708,958
1.90%, 12/10/2028	210,000	186,688
2.15%, 12/10/2031	337,000	284,694
2.35%, 6/24/2040	560,000	412,905
2.45%, 6/24/2050	295,000	198,420
2.75%, 2/10/2025	350,000	342,440
2.75%, 12/10/2051	555,000	392,929
3.40%, 3/7/2029	636,000	611,412
3.60%, 9/15/2042	135,000	115,451
3.70%, 2/10/2045	1,042,000	907,926
3.90%, 3/7/2039	353,000	323,683
4.00%, 3/7/2049	332,000	298,056
4.15%, 5/18/2043	581,000	544,600
Mylan, Inc.:
4.55%, 4/15/2028	158,000	151,592
5.20%, 4/15/2048	225,000	177,347
Novartis Capital Corp.:
1.75%, 2/14/2025	421,791	402,266
2.00%, 2/14/2027	864,000	797,697
2.20%, 8/14/2030	301,000	264,070
2.75%, 8/14/2050 (b)	242,000	179,097
3.00%, 11/20/2025	320,000	310,790
3.40%, 5/6/2024	561,700	554,583
4.40%, 5/6/2044	444,000	437,300
Pfizer, Inc.:
0.80%, 5/28/2025	287,300	267,045
1.70%, 5/28/2030	880,000	740,652
1.75%, 8/18/2031	392,500	323,608
2.55%, 5/28/2040	177,000	132,888
Security Description	Principal Amount	Value
2.63%, 4/1/2030	$15,000	$13,531
2.70%, 5/28/2050 (b)	10,000	7,170
2.75%, 6/3/2026 (b)	636,000	610,051
3.00%, 12/15/2026	158,000	152,217
3.40%, 5/15/2024	641,000	632,141
3.45%, 3/15/2029 (b)	324,000	312,854
3.90%, 3/15/2039	563,000	510,376
4.00%, 3/15/2049	420,000	380,684
4.10%, 9/15/2038	388,000	364,274
4.13%, 12/15/2046 (b)	325,000	298,682
4.20%, 9/15/2048	227,000	210,960
4.30%, 6/15/2043	160,000	150,642
4.40%, 5/15/2044	281,000	270,249
7.20%, 3/15/2039	824,000	1,037,993
Sanofi 3.63%, 6/19/2028 (b)	231,000	225,726
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	113,000	107,529
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	877,000	740,092
3.03%, 7/9/2040	354,000	270,088
3.18%, 7/9/2050	275,000	196,716
3.38%, 7/9/2060 (b)	170,000	119,515
5.00%, 11/26/2028	808,000	817,050
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,186,000	1,128,894
5.25%, 6/15/2046	654,000	519,544
Viatris, Inc.:
2.30%, 6/22/2027	100,000	87,855
2.70%, 6/22/2030 (b)	205,000	167,071
3.85%, 6/22/2040	384,000	269,810
4.00%, 6/22/2050	297,000	195,358
Wyeth LLC:
5.95%, 4/1/2037	427,000	478,812
6.00%, 2/15/2036	224,000	248,329
Zoetis, Inc.:
2.00%, 5/15/2030	126,000	105,998
3.00%, 5/15/2050	200,000	142,622
3.90%, 8/20/2028	178,000	173,130
3.95%, 9/12/2047	113,000	95,184
4.45%, 8/20/2048	223,000	202,417
4.70%, 2/1/2043	644,000	602,365
5.40%, 11/14/2025	95,000	96,673
5.60%, 11/16/2032	135,000	144,022
		81,967,110
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,783
Boardwalk Pipelines LP:
3.40%, 2/15/2031	205,000	178,904
3.60%, 9/1/2032	125,000	107,739
4.45%, 7/15/2027	330,000	322,281

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 5/3/2029	$100,000	$98,065
5.95%, 6/1/2026	162,000	164,527
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	405,000	332,145
3.70%, 11/15/2029	190,000	174,946
5.13%, 6/30/2027	725,000	726,044
5.88%, 3/31/2025	145,000	146,054
Cheniere Energy Partners LP 4.50%, 10/1/2029	240,000	223,896
Cheniere Energy, Inc. 4.63%, 10/15/2028	450,000	426,091
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	325,401
5.80%, 6/1/2045	135,000	136,729
DCP Midstream Operating LP 5.63%, 7/15/2027	481,000	487,590
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	315,000	280,621
Enbridge Energy Partners LP:
5.50%, 9/15/2040	132,000	127,711
Series B, 7.50%, 4/15/2038	130,000	151,566
Enbridge, Inc.:
1.60%, 10/4/2026	315,000	282,524
2.50%, 1/15/2025	140,000	134,344
2.50%, 2/14/2025	269,000	257,632
2.50%, 8/1/2033	190,000	152,927
3.40%, 8/1/2051	1,000,000	705,240
3.70%, 7/15/2027	145,000	138,050
4.25%, 12/1/2026	320,000	314,323
5.70%, 3/8/2033	500,000	520,085
Energy Transfer LP:
2.90%, 5/15/2025	770,000	733,941
3.75%, 5/15/2030	365,000	336,753
3.90%, 5/15/2024	215,000	210,610
4.00%, 10/1/2027	208,000	198,326
4.05%, 3/15/2025	415,000	407,127
4.15%, 9/15/2029	265,000	248,578
4.20%, 4/15/2027	287,000	275,973
4.25%, 4/1/2024	455,000	449,199
4.40%, 3/15/2027	268,000	260,603
4.75%, 1/15/2026	595,000	588,122
4.95%, 6/15/2028	301,000	299,065
4.95%, 1/15/2043	90,000	75,976
5.00%, 5/15/2050	347,000	295,248
5.15%, 2/1/2043	161,000	140,133
5.15%, 3/15/2045	607,000	526,463
5.25%, 4/15/2029	110,000	109,724
5.30%, 4/15/2047	251,000	220,431
5.35%, 5/15/2045	150,000	132,654
5.40%, 10/1/2047	233,000	207,456
5.50%, 6/1/2027	368,000	372,548
5.55%, 2/15/2028	400,000	406,164
Security Description	Principal Amount	Value
5.75%, 2/15/2033	$235,000	$239,973
6.10%, 2/15/2042	131,000	127,116
6.25%, 4/15/2049	500,000	495,160
6.50%, 2/1/2042	408,000	423,614
7.50%, 7/1/2038	175,000	196,760
6.00%, 6/15/2048	250,000	238,370
Series 20Y, 5.80%, 6/15/2038	165,000	160,271
Enterprise Products Operating LLC:
3.13%, 7/31/2029	519,000	475,051
3.20%, 2/15/2052 (b)	135,000	95,918
3.30%, 2/15/2053	162,000	117,478
3.70%, 2/15/2026	456,000	445,234
3.70%, 1/31/2051	150,000	116,466
3.75%, 2/15/2025	455,000	447,706
3.95%, 2/15/2027	141,000	137,837
3.95%, 1/31/2060	202,000	156,578
4.15%, 10/16/2028	266,700	259,126
4.20%, 1/31/2050	615,000	521,907
4.25%, 2/15/2048	194,000	165,371
4.45%, 2/15/2043	175,000	155,332
4.80%, 2/1/2049	413,000	379,766
4.85%, 8/15/2042	230,000	214,997
4.85%, 3/15/2044	274,000	254,130
4.90%, 5/15/2046	505,000	467,797
4.95%, 10/15/2054	229,000	207,444
5.10%, 2/15/2045	350,000	333,725
5.35%, 1/31/2033	250,000	259,900
5.70%, 2/15/2042	120,000	122,591
5.95%, 2/1/2041	490,000	517,616
7.55%, 4/15/2038	25,000	29,305
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	195,000	156,177
COR, 5.05%, 1/10/2026	55,000	55,782
Series D, 6.88%, 3/1/2033	340,000	387,216
Series H, 6.65%, 10/15/2034	235,000	257,659
Kinder Morgan Energy Partners LP:
4.30%, 5/1/2024	686,000	679,421
5.00%, 3/1/2043	410,000	360,804
5.50%, 3/1/2044	345,842	324,075
6.38%, 3/1/2041	316,000	325,941
7.75%, 3/15/2032	425,000	483,939
Series MTN, 6.95%, 1/15/2038	585,000	654,744
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	126,137
2.00%, 2/15/2031	314,000	253,433
3.25%, 8/1/2050	165,000	109,085
3.60%, 2/15/2051	379,000	268,431
4.30%, 6/1/2025	292,000	287,661
4.30%, 3/1/2028	238,000	233,892
4.80%, 2/1/2033 (b)	240,000	231,542

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 6/1/2033 (b)	$105,000	$104,288
5.20%, 3/1/2048	534,000	479,222
5.30%, 12/1/2034	428,000	420,232
5.45%, 8/1/2052	570,000	530,020
5.55%, 6/1/2045	245,000	232,353
Magellan Midstream Partners LP:
3.25%, 6/1/2030 (b)	325,000	293,182
3.95%, 3/1/2050	347,000	263,123
4.20%, 10/3/2047	673,000	536,253
4.25%, 9/15/2046	310,000	246,673
4.85%, 2/1/2049	110,000	95,690
5.15%, 10/15/2043 (b)	134,000	121,161
MPLX LP:
1.75%, 3/1/2026 (b)	484,000	441,936
2.65%, 8/15/2030	391,000	332,158
4.00%, 3/15/2028	225,000	215,348
4.25%, 12/1/2027	261,000	253,285
4.50%, 4/15/2038	482,000	427,568
4.70%, 4/15/2048	358,000	300,681
4.80%, 2/15/2029	175,000	173,203
4.88%, 12/1/2024	353,000	350,871
4.88%, 6/1/2025	384,000	381,335
4.95%, 3/14/2052	334,000	289,995
5.20%, 3/1/2047	615,000	551,397
5.20%, 12/1/2047	200,000	178,066
5.50%, 2/15/2049	658,000	612,519
ONEOK Partners LP:
4.90%, 3/15/2025	184,000	182,879
6.13%, 2/1/2041	223,000	219,738
6.85%, 10/15/2037	204,000	215,499
ONEOK, Inc.:
2.20%, 9/15/2025	170,000	157,794
2.75%, 9/1/2024	160,000	154,814
3.10%, 3/15/2030	320,000	280,198
4.00%, 7/13/2027	189,000	180,654
4.35%, 3/15/2029	176,000	166,559
4.50%, 3/15/2050	120,000	93,083
4.55%, 7/15/2028	213,000	205,909
4.95%, 7/13/2047	332,000	277,944
5.20%, 7/15/2048	175,000	151,197
5.85%, 1/15/2026	78,000	79,320
6.10%, 11/15/2032	325,000	336,583
7.15%, 1/15/2051	91,000	97,501
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	542,000	484,689
3.60%, 11/1/2024	300,000	292,626
4.30%, 1/31/2043	164,000	122,429
4.65%, 10/15/2025	215,000	212,996
4.90%, 2/15/2045	300,000	240,354
5.15%, 6/1/2042	245,000	206,243
6.65%, 1/15/2037	126,000	129,105
Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	$231,000	$222,014
5.00%, 3/15/2027	427,000	425,441
5.63%, 3/1/2025	614,000	617,850
5.75%, 5/15/2024	702,000	703,636
5.88%, 6/30/2026	291,000	296,919
5.90%, 9/15/2037 (f)	275,000	280,074
4.50%, 5/15/2030	415,000	400,907
Spectra Energy Partners LP:
3.38%, 10/15/2026	263,000	249,889
3.50%, 3/15/2025	330,000	319,998
5.95%, 9/25/2043	265,000	267,181
Targa Resources Corp.:
4.20%, 2/1/2033	250,000	224,515
4.95%, 4/15/2052	355,000	294,934
6.13%, 3/15/2033	175,000	181,039
6.25%, 7/1/2052	300,000	296,157
6.50%, 2/15/2053	450,000	460,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031	545,000	513,755
5.00%, 1/15/2028	177,000	172,465
5.50%, 3/1/2030	525,000	512,232
6.88%, 1/15/2029	455,000	465,633
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	140,000	149,236
Texas Eastern Transmission LP 7.00%, 7/15/2032 (b)	150,000	173,280
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	250,000	234,588
2.50%, 10/12/2031	203,000	165,934
4.10%, 4/15/2030	200,000	187,990
4.25%, 5/15/2028	300,000	291,126
4.63%, 3/1/2034	416,000	390,254
4.75%, 5/15/2038	235,000	218,336
4.88%, 1/15/2026	231,500	230,958
5.00%, 10/16/2043	299,000	271,785
5.10%, 3/15/2049 (b)	394,000	366,093
5.85%, 3/15/2036	94,000	95,733
6.10%, 6/1/2040	190,000	195,689
6.20%, 10/15/2037	158,000	166,658
7.25%, 8/15/2038	420,000	477,099
7.63%, 1/15/2039	589,000	698,301
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	339,000	307,178
4.00%, 3/15/2028	1,074,000	1,028,516
4.60%, 3/15/2048	305,000	266,628
7.85%, 2/1/2026	319,000	341,690
Valero Energy Partners LP 4.50%, 3/15/2028	270,000	266,674

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP:
5.45%, 4/1/2044	$265,000	$231,308
5.50%, 8/15/2048	100,000	86,162
6.15%, 4/1/2033	300,000	304,122
Williams Cos., Inc.:
2.60%, 3/15/2031	506,000	424,595
3.50%, 11/15/2030	234,000	212,217
3.75%, 6/15/2027	73,000	70,088
3.90%, 1/15/2025	294,000	288,732
4.00%, 9/15/2025	256,000	250,412
4.55%, 6/24/2024	243,000	241,238
4.90%, 1/15/2045	899,000	791,453
5.10%, 9/15/2045	225,000	206,543
5.40%, 3/4/2044	96,000	90,108
5.75%, 6/24/2044	119,000	116,367
6.30%, 4/15/2040	547,000	575,707
8.75%, 3/15/2032	250,000	300,012
Series A, 7.50%, 1/15/2031	95,000	105,786
		56,416,385
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 2.50%, 4/1/2031	382,000	302,433
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	125,000	105,869
4.80%, 10/1/2032	120,000	113,480
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (b)	366,000	274,130
2.00%, 5/18/2032	360,000	275,058
2.95%, 3/15/2034	85,000	67,974
3.00%, 5/18/2051	447,000	274,780
3.38%, 8/15/2031	160,000	140,574
3.45%, 4/30/2025	617,000	591,573
3.55%, 3/15/2052	740,000	517,016
3.95%, 1/15/2027	115,000	110,740
4.00%, 2/1/2050	150,000	112,973
4.70%, 7/1/2030 (b)	135,000	130,635
American Assets Trust LP 3.38%, 2/1/2031	110,000	88,004
American Homes 4 Rent LP:
4.25%, 2/15/2028	399,500	374,316
4.90%, 2/15/2029	360,500	347,169
American Tower Corp.:
1.30%, 9/15/2025	71,000	65,106
1.45%, 9/15/2026	136,000	120,851
1.50%, 1/31/2028	104,000	88,528
1.60%, 4/15/2026	365,000	330,106
2.10%, 6/15/2030	341,000	277,864
2.30%, 9/15/2031	350,000	280,605
2.40%, 3/15/2025	188,000	178,339
2.70%, 4/15/2031	320,000	267,782
2.75%, 1/15/2027	181,000	166,880
Security Description	Principal Amount	Value
2.90%, 1/15/2030	$213,000	$185,278
2.95%, 1/15/2025	190,000	182,909
2.95%, 1/15/2051	125,000	80,159
3.10%, 6/15/2050	974,000	639,246
3.13%, 1/15/2027	100,000	93,139
3.55%, 7/15/2027	221,000	208,321
3.70%, 10/15/2049	561,000	406,798
3.95%, 3/15/2029	533,000	498,867
4.00%, 6/1/2025	192,000	187,559
5.65%, 3/15/2033	500,000	514,730
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	175,000	140,698
5.00%, 2/15/2033	150,000	152,352
Series GMTN, 2.95%, 5/11/2026	193,000	181,875
Series GMTN, 3.45%, 6/1/2025	177,000	170,870
Series MTN, 2.45%, 1/15/2031	275,000	231,715
Series MTN, 3.20%, 1/15/2028	326,000	304,282
Series MTN, 3.30%, 6/1/2029	165,000	149,548
Series MTN, 4.35%, 4/15/2048	50,000	42,561
Boston Properties LP:
2.45%, 10/1/2033 (b)	315,000	211,513
2.75%, 10/1/2026	589,000	508,236
2.90%, 3/15/2030	257,000	198,476
3.20%, 1/15/2025	250,000	232,055
3.25%, 1/30/2031 (b)	300,000	236,601
3.40%, 6/21/2029	562,000	458,485
3.65%, 2/1/2026	214,000	196,339
4.50%, 12/1/2028	275,000	239,888
6.75%, 12/1/2027	450,000	445,783
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	250,000	191,473
4.55%, 10/1/2029	328,000	244,767
7.55%, 3/15/2028	263,000	235,714
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	128,000	99,750
4.05%, 7/1/2030	560,000	501,603
4.13%, 6/15/2026	266,000	251,655
4.13%, 5/15/2029	130,000	118,586
Broadstone Net Lease LLC 2.60%, 9/15/2031	195,000	140,373
Camden Property Trust:
3.15%, 7/1/2029	477,000	423,271
3.35%, 11/1/2049	95,000	70,064
Corporate Office Properties LP:
2.00%, 1/15/2029	20,000	15,497
2.25%, 3/15/2026	144,000	128,068
2.75%, 4/15/2031	300,000	222,264

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Crown Castle, Inc.:
1.05%, 7/15/2026	$290,000	$255,591
2.10%, 4/1/2031	284,000	231,622
2.25%, 1/15/2031	167,000	138,468
3.10%, 11/15/2029	250,000	222,125
3.20%, 9/1/2024	180,000	175,018
3.25%, 1/15/2051	275,000	189,483
3.30%, 7/1/2030	500,000	450,635
3.65%, 9/1/2027	619,000	586,942
3.70%, 6/15/2026	207,000	199,434
3.80%, 2/15/2028	385,000	365,735
4.00%, 11/15/2049	150,000	116,594
4.15%, 7/1/2050	280,000	223,916
4.45%, 2/15/2026	493,000	487,000
5.00%, 1/11/2028	180,000	181,350
CubeSmart LP:
2.00%, 2/15/2031	150,000	118,160
3.00%, 2/15/2030	240,000	207,578
4.38%, 2/15/2029	15,000	14,363
Digital Realty Trust LP:
3.60%, 7/1/2029 (b)	370,000	331,346
3.70%, 8/15/2027	248,000	229,070
4.45%, 7/15/2028 (b)	229,000	215,560
5.55%, 1/15/2028 (b)	475,000	474,520
EPR Properties:
3.75%, 8/15/2029	345,000	267,123
4.50%, 6/1/2027	200,000	172,804
4.75%, 12/15/2026	100,000	87,085
4.95%, 4/15/2028	336,000	281,635
Equinix, Inc.:
1.00%, 9/15/2025	396,000	358,594
1.25%, 7/15/2025	216,000	198,085
1.45%, 5/15/2026	122,000	109,902
1.55%, 3/15/2028	250,000	212,650
1.80%, 7/15/2027	166,000	144,440
2.00%, 5/15/2028	100,000	85,607
2.15%, 7/15/2030	250,000	204,250
2.50%, 5/15/2031	25,000	20,594
2.90%, 11/18/2026 (b)	275,000	255,750
2.95%, 9/15/2051	515,000	329,059
3.40%, 2/15/2052 (b)	350,000	245,952
ERP Operating LP:
2.50%, 2/15/2030	454,000	389,954
2.85%, 11/1/2026	141,000	131,719
3.00%, 7/1/2029	224,000	199,373
4.15%, 12/1/2028	299,000	288,221
4.50%, 6/1/2045	316,000	271,792
Essex Portfolio LP:
1.65%, 1/15/2031	186,000	143,890
2.55%, 6/15/2031	132,000	108,410
2.65%, 3/15/2032 (b)	315,000	256,555
2.65%, 9/1/2050	300,000	178,548
3.00%, 1/15/2030	127,000	111,528
3.50%, 4/1/2025	111,000	107,060
4.00%, 3/1/2029	111,000	104,521
Security Description	Principal Amount	Value
Extra Space Storage LP 2.35%, 3/15/2032	$291,000	$228,639
Federal Realty Investment Trust:
3.50%, 6/1/2030	442,000	389,990
4.50%, 12/1/2044	200,000	162,646
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	175,000	142,882
4.00%, 1/15/2030	507,000	449,775
4.00%, 1/15/2031	242,000	210,639
5.38%, 4/15/2026	250,000	243,052
5.75%, 6/1/2028	453,000	441,824
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	290,000	225,571
3.50%, 8/1/2026	135,000	125,821
3.63%, 1/15/2028	308,000	280,021
Healthpeak OP LLC:
2.88%, 1/15/2031	198,000	170,417
3.00%, 1/15/2030	435,000	381,421
3.25%, 7/15/2026	315,000	299,398
3.50%, 7/15/2029	311,000	284,117
5.25%, 12/15/2032	125,000	125,309
6.75%, 2/1/2041	210,000	222,491
Highwoods Realty LP:
2.60%, 2/1/2031	200,000	134,614
3.05%, 2/15/2030	551,000	434,800
4.13%, 3/15/2028	239,000	207,540
4.20%, 4/15/2029 (b)	229,000	194,561
Host Hotels & Resorts LP:
Series F, 4.50%, 2/1/2026	30,000	28,995
Series H, 3.38%, 12/15/2029	265,000	224,839
Series I, 3.50%, 9/15/2030	217,000	183,944
Hudson Pacific Properties LP:
3.25%, 1/15/2030	420,000	269,262
4.65%, 4/1/2029 (b)	230,000	160,310
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	309,000	237,287
2.70%, 1/15/2034	200,000	153,532
Kilroy Realty LP:
2.50%, 11/15/2032	190,000	119,772
2.65%, 11/15/2033	200,000	124,232
3.05%, 2/15/2030	551,500	403,367
3.45%, 12/15/2024	200,000	179,920
4.25%, 8/15/2029	92,000	76,544
Kimco Realty OP LLC:
1.90%, 3/1/2028	125,000	106,823
2.25%, 12/1/2031	143,000	111,749
2.70%, 10/1/2030	239,000	198,834
3.70%, 10/1/2049	354,000	255,613
4.45%, 9/1/2047	285,000	228,219
4.60%, 2/1/2033	350,000	328,097

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kite Realty Group LP 4.00%, 10/1/2026	$238,000	$218,201
Life Storage LP:
3.88%, 12/15/2027 (b)	191,000	181,055
4.00%, 6/15/2029	141,500	130,715
LifeStorage LP 3.50%, 7/1/2026 (b)	197,000	186,874
LXP Industrial Trust 2.70%, 9/15/2030	100,000	81,636
Mid-America Apartments LP:
1.70%, 2/15/2031	220,000	174,471
2.75%, 3/15/2030	125,000	109,525
2.88%, 9/15/2051	185,000	120,533
3.60%, 6/1/2027	166,000	158,399
3.95%, 3/15/2029	228,000	218,620
National Retail Properties, Inc.:
3.10%, 4/15/2050	202,000	128,510
3.50%, 4/15/2051	214,000	147,123
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	261,000	190,559
3.38%, 2/1/2031	205,000	163,071
3.63%, 10/1/2029	267,000	224,168
4.50%, 1/15/2025	200,000	193,720
4.50%, 4/1/2027	250,000	233,642
4.75%, 1/15/2028	165,000	152,912
5.25%, 1/15/2026	120,000	117,845
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	160,000	119,342
Physicians Realty LP 3.95%, 1/15/2028	200,000	187,476
Piedmont Operating Partnership LP 3.15%, 8/15/2030	244,000	180,423
Prologis LP:
1.25%, 10/15/2030	143,000	112,066
1.75%, 7/1/2030	251,400	204,152
1.75%, 2/1/2031	424,000	342,617
2.13%, 4/15/2027	150,000	136,809
2.13%, 10/15/2050	120,000	67,957
3.05%, 3/1/2050	40,000	27,710
3.25%, 6/30/2026	285,000	274,315
3.38%, 12/15/2027	55,000	52,361
4.38%, 2/1/2029	220,000	216,304
4.63%, 1/15/2033 (b)	490,000	481,817
Public Storage:
0.88%, 2/15/2026	396,000	355,988
1.85%, 5/1/2028	179,000	156,883
2.25%, 11/9/2031 (b)	220,000	182,602
3.09%, 9/15/2027	274,000	258,053
3.39%, 5/1/2029	155,000	144,184
Realty Income Corp.:
0.75%, 3/15/2026	149,000	131,916
Security Description	Principal Amount	Value
2.85%, 12/15/2032	$165,000	$136,290
3.25%, 6/15/2029	130,000	118,635
3.25%, 1/15/2031	221,000	194,560
3.40%, 1/15/2028	195,000	183,054
3.65%, 1/15/2028	225,000	211,901
3.95%, 8/15/2027 (b)	482,000	464,648
4.13%, 10/15/2026	186,500	180,472
4.63%, 11/1/2025	555,000	547,963
4.85%, 3/15/2030	130,000	128,263
5.05%, 1/13/2026	255,000	253,575
5.63%, 10/13/2032	325,000	336,245
Regency Centers LP:
2.95%, 9/15/2029 (b)	220,000	190,421
3.70%, 6/15/2030	145,000	130,649
4.13%, 3/15/2028	117,000	111,004
Rexford Industrial Realty LP 2.15%, 9/1/2031	200,000	157,918
Sabra Health Care LP:
3.20%, 12/1/2031	219,000	162,272
3.90%, 10/15/2029	250,000	204,520
5.13%, 8/15/2026	450,000	421,587
Simon Property Group LP:
1.38%, 1/15/2027	282,000	248,109
1.75%, 2/1/2028	155,000	133,502
2.20%, 2/1/2031 (b)	370,000	298,035
2.25%, 1/15/2032 (b)	216,000	169,113
2.45%, 9/13/2029	295,000	252,594
2.65%, 7/15/2030 (b)	250,000	210,635
2.65%, 2/1/2032	195,000	157,866
3.25%, 9/13/2049	621,000	420,790
3.38%, 10/1/2024	362,000	353,247
3.38%, 6/15/2027	120,000	112,727
3.38%, 12/1/2027 (b)	366,000	341,551
3.50%, 9/1/2025	476,000	459,411
3.80%, 7/15/2050	227,000	168,498
REIT, 2.00%, 9/13/2024	440,000	420,605
SITE Centers Corp. 4.70%, 6/1/2027	357,000	330,543
Spirit Realty LP:
2.10%, 3/15/2028 (b)	180,000	151,362
3.20%, 1/15/2027	225,000	205,047
3.40%, 1/15/2030 (b)	110,000	94,257
4.00%, 7/15/2029	110,000	99,127
STORE Capital Corp.:
2.70%, 12/1/2031	250,000	179,088
4.63%, 3/15/2029	339,000	301,842
Sun Communities Operating LP:
2.70%, 7/15/2031	201,250	163,015
5.70%, 1/15/2033	550,000	549,901
Tanger Properties LP 2.75%, 9/1/2031	200,000	144,038
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	155,000	115,929

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.10%, 8/1/2032	$115,000	$88,458
Series MTN, 2.10%, 6/15/2033	100,000	75,501
Series MTN, 3.20%, 1/15/2030	153,000	136,823
Series MTN, 4.40%, 1/26/2029	292,000	280,457
Ventas Realty LP:
2.50%, 9/1/2031	157,000	126,357
2.65%, 1/15/2025	311,000	296,196
3.25%, 10/15/2026 (b)	128,000	119,584
3.50%, 4/15/2024	321,000	313,973
4.75%, 11/15/2030 (b)	445,000	429,719
4.88%, 4/15/2049	348,000	302,161
VICI Properties LP:
4.38%, 5/15/2025	100,000	97,063
4.75%, 2/15/2028	500,000	478,435
5.63%, 5/15/2052	575,000	517,713
Welltower OP LLC:
2.05%, 1/15/2029	230,000	192,126
2.70%, 2/15/2027 (b)	158,000	143,857
2.75%, 1/15/2031	351,000	291,032
2.80%, 6/1/2031	315,000	261,800
4.00%, 6/1/2025	661,000	640,793
4.13%, 3/15/2029	200,000	186,472
4.25%, 4/1/2026	25,000	24,510
4.25%, 4/15/2028	309,000	295,531
4.95%, 9/1/2048	120,000	103,260
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	115,668
4.00%, 11/15/2029	202,000	190,446
7.38%, 3/15/2032	340,000	390,072
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	36,693
3.85%, 7/15/2029	553,000	512,946
4.60%, 4/1/2024	137,000	134,102
		58,229,309
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.50%, 3/15/2032 (b)	130,000	110,500
AutoNation, Inc.:
3.85%, 3/1/2032	250,000	213,045
4.75%, 6/1/2030	205,000	193,204
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	38,988
3.75%, 4/18/2029	614,000	577,393
4.50%, 2/1/2028	220,000	218,390
4.75%, 8/1/2032	325,000	320,895
4.75%, 2/1/2033	155,000	153,126
Best Buy Co., Inc.:
1.95%, 10/1/2030	230,000	187,452
4.45%, 10/1/2028 (b)	125,000	123,541
Costco Wholesale Corp.:
1.38%, 6/20/2027	375,000	336,544
Security Description	Principal Amount	Value
1.60%, 4/20/2030 (b)	$313,000	$265,649
1.75%, 4/20/2032 (b)	159,000	130,604
2.75%, 5/18/2024	507,000	496,247
3.00%, 5/18/2027 (b)	475,000	457,601
Darden Restaurants, Inc. 4.55%, 2/15/2048	200,000	171,524
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032	129,000	106,010
4.10%, 1/15/2052	1,301,000	920,236
Dollar General Corp.:
3.50%, 4/3/2030	295,000	271,368
3.88%, 4/15/2027	578,000	564,145
4.25%, 9/20/2024	195,000	192,835
4.63%, 11/1/2027	100,000	99,826
5.00%, 11/1/2032	60,000	60,127
Dollar Tree, Inc.:
4.00%, 5/15/2025	420,000	411,932
4.20%, 5/15/2028 (b)	376,000	365,897
Genuine Parts Co.:
1.88%, 11/1/2030	150,000	119,394
2.75%, 2/1/2032	95,000	78,936
Home Depot, Inc.:
0.90%, 3/15/2028	459,766	392,102
1.38%, 3/15/2031	600,000	480,354
1.50%, 9/15/2028	420,000	366,198
1.88%, 9/15/2031	170,000	140,648
2.13%, 9/15/2026 (b)	803,000	753,375
2.38%, 3/15/2051	229,000	144,410
2.50%, 4/15/2027	362,000	339,780
2.70%, 4/15/2025	275,000	266,524
2.70%, 4/15/2030	786,000	710,222
2.75%, 9/15/2051	293,000	200,819
2.80%, 9/14/2027	145,000	137,409
2.88%, 4/15/2027	484,000	461,354
3.00%, 4/1/2026	413,000	400,631
3.13%, 12/15/2049	395,000	292,616
3.25%, 4/15/2032	220,000	200,831
3.35%, 9/15/2025	440,000	430,879
3.35%, 4/15/2050	498,000	386,114
3.63%, 4/15/2052	282,000	227,035
3.90%, 12/6/2028	273,000	268,900
3.90%, 6/15/2047	255,000	219,545
4.20%, 4/1/2043	295,000	267,335
4.25%, 4/1/2046	299,000	271,591
4.40%, 3/15/2045	161,000	149,609
4.50%, 9/15/2032 (b)	145,000	145,945
4.50%, 12/6/2048	266,000	250,482
4.88%, 2/15/2044	200,000	198,010
4.95%, 9/15/2052 (b)	100,000	99,951
5.88%, 12/16/2036	878,000	979,716
5.95%, 4/1/2041	253,000	283,653
Lowe's Cos., Inc.:
1.30%, 4/15/2028	557,000	478,524
1.70%, 9/15/2028	307,000	265,761
1.70%, 10/15/2030	846,000	685,218

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/15/2026 (b)	$253,000	$238,470
2.63%, 4/1/2031	567,800	484,765
2.80%, 9/15/2041	250,000	176,845
3.00%, 10/15/2050	349,000	231,694
3.10%, 5/3/2027	854,000	811,061
3.38%, 9/15/2025	312,000	302,362
3.50%, 4/1/2051 (b)	185,000	133,274
3.65%, 4/5/2029	389,000	367,889
3.70%, 4/15/2046	200,000	152,898
3.75%, 4/1/2032 (b)	710,000	651,510
4.00%, 4/15/2025	506,000	499,134
4.25%, 4/1/2052	409,000	336,263
4.50%, 4/15/2030 (b)	359,000	354,495
5.00%, 4/15/2033 (b)	220,000	219,754
5.13%, 4/15/2050	175,000	165,013
5.15%, 7/1/2033	500,000	504,720
5.63%, 4/15/2053 (b)	200,000	201,020
5.80%, 9/15/2062	320,000	321,770
COR, 5.75%, 7/1/2053	280,000	285,222
McDonald's Corp.:
4.60%, 9/9/2032 (b)	315,000	318,667
Class MTN, 3.50%, 7/1/2027	475,000	460,569
Series I, 6.30%, 10/15/2037	198,000	225,734
Series I, 6.30%, 3/1/2038	270,000	306,596
Series MTN, 1.45%, 9/1/2025	15,000	13,989
Series MTN, 2.13%, 3/1/2030 (b)	15,000	12,968
Series MTN, 2.63%, 9/1/2029	60,000	54,480
Series MTN, 3.38%, 5/26/2025	185,000	180,638
Series MTN, 3.50%, 3/1/2027 (b)	358,000	347,650
Series MTN, 3.60%, 7/1/2030	1,883,000	1,786,741
Series MTN, 3.63%, 9/1/2049	50,000	40,008
Series MTN, 3.70%, 1/30/2026	457,000	449,286
Series MTN, 3.70%, 2/15/2042	388,000	321,442
Series MTN, 4.45%, 3/1/2047	180,000	164,873
Series MTN, 4.45%, 9/1/2048	83,000	76,856
Series MTN, 4.70%, 12/9/2035	235,000	234,589
Series MTN, 4.88%, 7/15/2040	115,000	111,821
Series MTN, 5.70%, 2/1/2039	450,000	475,483
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	175,000	140,539
Security Description	Principal Amount	Value
3.55%, 3/15/2026	$104,000	$101,246
3.60%, 9/1/2027	132,000	127,532
4.20%, 4/1/2030	289,500	278,502
4.70%, 6/15/2032	75,000	73,934
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	172,129
Starbucks Corp.:
2.00%, 3/12/2027	631,000	574,223
2.25%, 3/12/2030	242,000	208,268
2.55%, 11/15/2030	218,500	189,874
3.00%, 2/14/2032	110,000	97,521
3.35%, 3/12/2050	102,000	75,875
3.50%, 3/1/2028 (b)	214,000	205,789
3.50%, 11/15/2050	255,400	198,165
3.55%, 8/15/2029 (b)	411,000	392,406
3.75%, 12/1/2047	173,000	138,876
3.80%, 8/15/2025	333,000	328,195
4.00%, 11/15/2028	126,000	123,087
4.50%, 11/15/2048	270,000	245,038
Target Corp.:
2.35%, 2/15/2030	350,000	307,867
2.50%, 4/15/2026	466,000	447,313
2.65%, 9/15/2030	521,000	461,820
2.95%, 1/15/2052	270,000	195,321
3.38%, 4/15/2029	160,000	153,280
3.50%, 7/1/2024	495,000	488,545
4.00%, 7/1/2042 (b)	175,000	159,924
4.40%, 1/15/2033	85,000	84,469
4.50%, 9/15/2032 (b)	493,000	494,237
4.80%, 1/15/2053	360,000	353,700
6.50%, 10/15/2037	131,000	153,080
TJX Cos., Inc.:
1.15%, 5/15/2028 (b)	174,000	150,924
2.25%, 9/15/2026	257,000	241,392
Tractor Supply Co. 1.75%, 11/1/2030	252,000	200,083
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	150,000	131,805
3.45%, 6/1/2026	339,000	323,111
3.80%, 11/18/2024	101,000	99,152
4.10%, 4/15/2050	575,000	430,008
4.80%, 11/18/2044	100,000	85,341
Walmart, Inc.:
1.05%, 9/17/2026	447,000	402,997
1.50%, 9/22/2028	281,000	246,620
2.38%, 9/24/2029	43,000	38,539
2.50%, 9/22/2041	1,269,000	961,927
2.85%, 7/8/2024	479,000	468,836
2.95%, 9/24/2049	25,000	19,012
3.05%, 7/8/2026	689,000	667,765
3.25%, 7/8/2029	563,000	537,231
3.30%, 4/22/2024	775,000	767,761
3.55%, 6/26/2025 (b)	342,000	338,638
3.70%, 6/26/2028 (b)	275,000	272,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 9/9/2025 (b)	$450,000	$448,933
3.95%, 9/9/2027 (b)	460,000	459,844
3.95%, 6/28/2038	335,000	319,345
4.15%, 9/9/2032 (b)	332,000	334,487
4.50%, 9/9/2052	345,000	344,755
5.63%, 4/1/2040	200,000	222,278
6.20%, 4/15/2038	200,000	236,680
		45,822,136
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032	170,000	163,224
4.39%, 6/1/2052	250,000	232,525
Analog Devices, Inc.:
1.70%, 10/1/2028	435,000	378,132
2.10%, 10/1/2031	374,000	314,859
2.80%, 10/1/2041	15,000	11,463
3.45%, 6/15/2027 (f)	164,000	157,576
3.50%, 12/5/2026	383,000	371,644
Applied Materials, Inc.:
1.75%, 6/1/2030 (b)	540,000	453,584
3.90%, 10/1/2025	109,000	107,546
4.35%, 4/1/2047 (b)	372,000	348,177
5.10%, 10/1/2035	169,000	176,117
5.85%, 6/15/2041	194,000	214,999
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	310,000	290,662
3.88%, 1/15/2027	1,055,000	1,020,090
Broadcom, Inc.:
1.95%, 2/15/2028 (f)	243,000	211,172
2.45%, 2/15/2031 (f)	656,000	536,884
2.60%, 2/15/2033 (f)	300,000	235,299
3.14%, 11/15/2035 (f)	350,000	269,727
3.15%, 11/15/2025	165,000	158,141
3.19%, 11/15/2036 (f)	256,000	194,030
3.42%, 4/15/2033 (f)	1,546,000	1,293,198
3.46%, 9/15/2026	116,000	110,893
3.47%, 4/15/2034 (f)	804,000	660,639
3.50%, 2/15/2041 (f)	345,000	259,985
3.75%, 2/15/2051 (f)	245,000	180,918
4.11%, 9/15/2028	718,000	686,911
4.15%, 11/15/2030	566,000	524,665
4.15%, 4/15/2032 (f)	550,000	501,479
4.30%, 11/15/2032	257,000	236,183
4.75%, 4/15/2029	272,000	268,124
4.93%, 5/15/2037 (f)	666,000	604,282
5.00%, 4/15/2030	391,000	388,580
Intel Corp.:
1.60%, 8/12/2028 (b)	180,000	157,133
2.00%, 8/12/2031 (b)	265,000	218,050
2.45%, 11/15/2029	1,255,000	1,105,078
2.80%, 8/12/2041	140,000	101,767
3.05%, 8/12/2051	607,000	414,769
3.10%, 2/15/2060	735,000	483,446
3.25%, 11/15/2049	569,000	405,094
Security Description	Principal Amount	Value
3.40%, 3/25/2025 (b)	$964,000	$947,400
3.70%, 7/29/2025	612,000	603,248
3.73%, 12/8/2047	578,000	459,036
3.75%, 3/25/2027	412,000	404,518
3.90%, 3/25/2030	632,000	602,353
4.00%, 8/5/2029 (b)	175,000	170,366
4.60%, 3/25/2040	175,000	164,325
4.75%, 3/25/2050	1,503,000	1,375,636
4.88%, 2/10/2026	250,000	253,255
4.88%, 2/10/2028	1,575,000	1,600,011
5.20%, 2/10/2033	535,000	544,090
5.63%, 2/10/2043	100,000	102,438
5.70%, 2/10/2053	1,505,000	1,533,279
5.90%, 2/10/2063	625,000	642,675
KLA Corp.:
3.30%, 3/1/2050	131,000	100,152
4.10%, 3/15/2029	179,000	176,236
4.65%, 11/1/2024	323,000	322,128
4.95%, 7/15/2052 (b)	500,000	495,315
5.25%, 7/15/2062	350,000	354,014
Lam Research Corp.:
2.88%, 6/15/2050	457,000	322,144
3.75%, 3/15/2026 (b)	378,000	371,744
4.00%, 3/15/2029 (b)	204,000	199,796
Marvell Technology, Inc.:
2.95%, 4/15/2031	265,000	221,323
4.88%, 6/22/2028	154,000	151,436
Micron Technology, Inc.:
2.70%, 4/15/2032	370,000	296,070
3.37%, 11/1/2041	160,000	113,336
3.48%, 11/1/2051	144,000	93,888
4.19%, 2/15/2027	269,000	259,881
4.66%, 2/15/2030	212,000	203,503
4.98%, 2/6/2026	339,000	337,976
5.33%, 2/6/2029	110,000	110,433
6.75%, 11/1/2029	250,000	265,977
NVIDIA Corp.:
0.58%, 6/14/2024	325,000	310,381
2.00%, 6/15/2031	250,000	209,960
2.85%, 4/1/2030	487,000	443,267
3.20%, 9/16/2026 (b)	645,000	627,256
3.50%, 4/1/2040	672,000	576,307
3.50%, 4/1/2050	142,000	116,318
3.70%, 4/1/2060 (b)	110,000	88,175
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	200,000	163,760
2.70%, 5/1/2025 (f)	125,000	118,554
3.25%, 5/11/2041	295,000	214,433
3.40%, 5/1/2030	259,000	232,854
3.88%, 6/18/2026	317,000	305,915
4.30%, 6/18/2029	375,000	359,550
4.40%, 6/1/2027	100,000	98,810
5.00%, 1/15/2033	254,000	248,811

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Qorvo, Inc.:
1.75%, 12/15/2024 (f)	$302,000	$281,639
4.38%, 10/15/2029	150,000	138,298
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	355,000	309,812
2.15%, 5/20/2030	359,000	314,563
2.90%, 5/20/2024	649,000	637,240
3.25%, 5/20/2027	586,000	566,867
3.45%, 5/20/2025	204,059	200,200
4.25%, 5/20/2032 (b)	55,000	55,036
4.30%, 5/20/2047 (b)	512,000	473,892
4.50%, 5/20/2052	665,000	618,570
4.65%, 5/20/2035	319,000	322,755
5.40%, 5/20/2033 (b)	250,000	268,275
6.00%, 5/20/2053	215,000	244,332
Skyworks Solutions, Inc. 1.80%, 6/1/2026	222,000	200,055
Texas Instruments, Inc.:
1.13%, 9/15/2026	122,000	110,298
1.38%, 3/12/2025	531,000	501,291
1.75%, 5/4/2030	287,000	243,324
1.90%, 9/15/2031	25,000	20,932
2.25%, 9/4/2029	202,000	180,325
2.63%, 5/15/2024	356,000	347,595
2.90%, 11/3/2027	391,000	371,911
3.88%, 3/15/2039	413,000	376,532
4.15%, 5/15/2048	414,000	384,867
4.60%, 2/15/2028 (b)	115,000	117,459
TSMC Arizona Corp.:
1.75%, 10/25/2026	338,000	306,870
2.50%, 10/25/2031	899,000	771,702
3.13%, 10/25/2041	396,000	319,089
3.88%, 4/22/2027	175,000	171,664
Xilinx, Inc.:
2.38%, 6/1/2030	345,000	300,519
2.95%, 6/1/2024	320,000	312,928
		41,828,218
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	285,000	244,060
3.48%, 12/1/2027	178,500	166,738
		410,798
SOFTWARE — 0.6%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	166,000	134,482
2.50%, 9/15/2050	425,000	284,083
3.40%, 9/15/2026	365,000	353,397
Adobe, Inc.:
2.15%, 2/1/2027 (b)	125,000	116,215
2.30%, 2/1/2030 (b)	419,000	371,875
3.25%, 2/1/2025 (b)	207,000	202,868
Autodesk, Inc.:
2.40%, 12/15/2031	287,000	238,761
Security Description	Principal Amount	Value
2.85%, 1/15/2030	$15,000	$13,242
3.50%, 6/15/2027	320,000	306,880
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	208,000	174,389
2.90%, 12/1/2029	523,000	458,043
3.40%, 6/27/2026	270,000	258,449
Electronic Arts, Inc.:
1.85%, 2/15/2031 (b)	325,000	267,423
4.80%, 3/1/2026	236,000	237,782
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	350,000	312,567
1.65%, 3/1/2028	194,000	165,827
3.10%, 3/1/2041 (b)	248,000	173,414
4.70%, 7/15/2027	100,000	98,548
5.10%, 7/15/2032 (b)	396,000	386,064
5.63%, 7/15/2052	150,000	143,903
Fiserv, Inc.:
2.25%, 6/1/2027	489,600	443,343
2.65%, 6/1/2030	410,500	352,964
2.75%, 7/1/2024	524,000	508,563
3.20%, 7/1/2026	466,000	442,313
3.50%, 7/1/2029	659,000	611,631
3.85%, 6/1/2025	124,000	121,412
4.20%, 10/1/2028	534,000	517,366
4.40%, 7/1/2049	348,000	295,974
Intuit, Inc.:
0.95%, 7/15/2025	109,000	100,619
1.35%, 7/15/2027 (b)	135,000	120,002
1.65%, 7/15/2030	85,000	70,715
Microsoft Corp.:
2.40%, 8/8/2026	1,070,000	1,017,645
2.53%, 6/1/2050	2,144,000	1,509,955
2.68%, 6/1/2060	666,000	460,006
2.70%, 2/12/2025	375,000	365,644
2.92%, 3/17/2052	1,746,000	1,323,101
3.04%, 3/17/2062	822,000	616,525
3.13%, 11/3/2025	844,000	823,271
3.30%, 2/6/2027 (b)	1,259,000	1,235,129
3.45%, 8/8/2036	389,000	360,140
3.50%, 2/12/2035	434,000	411,805
3.70%, 8/8/2046	459,000	416,308
3.95%, 8/8/2056	90,000	82,046
4.10%, 2/6/2037	315,000	312,263
4.20%, 11/3/2035	199,000	200,986
4.25%, 2/6/2047	259,000	253,952
4.45%, 11/3/2045	300,000	299,478
Oracle Corp.:
1.65%, 3/25/2026	840,000	771,767
2.30%, 3/25/2028	581,000	519,943
2.50%, 4/1/2025	1,215,000	1,162,354
2.65%, 7/15/2026	1,138,000	1,063,279
2.80%, 4/1/2027	603,000	560,470
2.88%, 3/25/2031	1,165,000	996,937

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 11/15/2024	$591,000	$574,233
2.95%, 5/15/2025	535,000	515,162
2.95%, 4/1/2030	543,000	479,388
3.25%, 11/15/2027	578,000	543,696
3.25%, 5/15/2030	155,000	138,939
3.40%, 7/8/2024	1,073,000	1,051,347
3.60%, 4/1/2040	1,029,000	797,362
3.60%, 4/1/2050	1,241,000	878,988
3.65%, 3/25/2041	643,000	497,952
3.80%, 11/15/2037	782,900	651,185
3.85%, 7/15/2036	248,000	210,855
3.85%, 4/1/2060	250,000	174,420
3.90%, 5/15/2035	367,000	320,835
3.95%, 3/25/2051	425,000	319,277
4.00%, 7/15/2046	868,000	664,003
4.00%, 11/15/2047	978,000	746,478
4.10%, 3/25/2061	817,000	599,531
4.13%, 5/15/2045	574,000	451,709
4.30%, 7/8/2034	375,000	342,682
4.38%, 5/15/2055	414,000	327,110
5.38%, 7/15/2040	361,000	345,596
5.80%, 11/10/2025	80,000	81,998
6.13%, 7/8/2039	288,000	300,211
6.15%, 11/9/2029	150,000	159,798
6.25%, 11/9/2032	500,000	536,690
6.50%, 4/15/2038	457,700	496,064
6.90%, 11/9/2052	640,000	717,395
Roper Technologies, Inc.:
1.40%, 9/15/2027	290,000	251,558
1.75%, 2/15/2031	250,000	199,773
2.00%, 6/30/2030	193,000	159,161
2.95%, 9/15/2029	184,000	165,164
3.80%, 12/15/2026	346,000	334,980
Salesforce, Inc.:
0.63%, 7/15/2024	164,000	155,856
1.50%, 7/15/2028 (b)	180,000	158,886
1.95%, 7/15/2031	470,000	393,334
2.70%, 7/15/2041	275,000	206,266
2.90%, 7/15/2051	491,000	348,590
3.05%, 7/15/2061	305,000	209,148
3.70%, 4/11/2028	593,000	582,433
ServiceNow, Inc. 1.40%, 9/1/2030	379,000	305,482
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	163,411
4.00%, 4/14/2032	150,000	137,964
VMware, Inc.:
1.00%, 8/15/2024	330,000	311,094
1.40%, 8/15/2026	413,000	365,224
1.80%, 8/15/2028	105,000	88,670
2.20%, 8/15/2031	304,000	240,190
3.90%, 8/21/2027	264,000	252,640
4.50%, 5/15/2025	555,000	548,468
Security Description	Principal Amount	Value
Workday, Inc.:
3.50%, 4/1/2027	$45,000	$43,080
3.80%, 4/1/2032 (b)	990,000	906,276
		42,496,670
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	286,000	252,435
3.63%, 4/22/2029	410,000	383,202
4.38%, 7/16/2042	110,000	99,098
4.38%, 4/22/2049 (b)	363,000	322,765
4.70%, 7/21/2032	350,000	345,328
6.13%, 3/30/2040	730,000	789,480
AT&T, Inc.:
1.65%, 2/1/2028	559,500	491,314
1.70%, 3/25/2026	946,000	868,267
2.25%, 2/1/2032	561,000	458,146
2.30%, 6/1/2027	565,000	517,670
2.55%, 12/1/2033	936,000	752,928
2.75%, 6/1/2031 (b)	1,105,000	951,195
3.50%, 6/1/2041	1,156,000	912,454
3.50%, 9/15/2053	1,833,000	1,331,070
3.55%, 9/15/2055	1,806,000	1,297,304
3.65%, 6/1/2051	657,000	497,290
3.65%, 9/15/2059	1,597,000	1,141,072
3.80%, 2/15/2027 (b)	365,000	353,170
3.80%, 12/1/2057	1,748,000	1,298,414
3.85%, 6/1/2060	225,000	168,626
4.10%, 2/15/2028	25,000	24,413
4.25%, 3/1/2027	937,000	928,436
4.30%, 2/15/2030	1,097,250	1,066,933
4.35%, 3/1/2029	666,000	652,161
4.35%, 6/15/2045	314,000	267,842
4.50%, 5/15/2035	911,000	854,299
4.50%, 3/9/2048	122,000	105,126
4.55%, 3/9/2049	1,063,000	924,225
4.75%, 5/15/2046	720,000	648,043
4.85%, 3/1/2039	642,000	602,177
5.25%, 3/1/2037	771,000	769,774
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048 (b)	214,000	187,853
Series US-4, 3.65%, 3/17/2051	175,000	133,952
Series US-5, 2.15%, 2/15/2032 (b)	216,000	176,885
British Telecommunications PLC 9.63%, 12/15/2030	805,500	1,007,826
Cisco Systems, Inc.:
2.50%, 9/20/2026	25,000	23,612
3.50%, 6/15/2025	106,000	103,868
5.50%, 1/15/2040	603,000	658,717
5.90%, 2/15/2039	724,000	817,172
Corning, Inc.:
5.45%, 11/15/2079	514,000	472,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 11/15/2068	$400,000	$398,444
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	934,000	1,141,357
Juniper Networks, Inc.:
2.00%, 12/10/2030	113,000	89,955
3.75%, 8/15/2029 (b)	259,000	240,818
Motorola Solutions, Inc.:
2.30%, 11/15/2030	345,000	280,306
2.75%, 5/24/2031	260,000	213,775
4.60%, 2/23/2028	536,000	529,070
4.60%, 5/23/2029	197,000	192,006
5.50%, 9/1/2044	106,000	100,950
Orange SA:
5.38%, 1/13/2042	339,000	346,607
5.50%, 2/6/2044	100,000	105,346
9.00%, 3/1/2031	616,000	774,472
Rogers Communications, Inc.:
2.95%, 3/15/2025 (f)	676,000	650,589
3.63%, 12/15/2025	168,000	162,597
3.70%, 11/15/2049	222,000	162,722
3.80%, 3/15/2032 (f)	920,000	825,544
4.30%, 2/15/2048	370,000	294,161
4.35%, 5/1/2049	324,000	262,440
4.50%, 3/15/2043	179,000	151,126
5.00%, 3/15/2044 (b)	133,000	119,627
5.45%, 10/1/2043	157,000	148,112
7.50%, 8/15/2038	294,000	338,570
Telefonica Emisiones SA:
4.67%, 3/6/2038	464,000	406,780
5.21%, 3/8/2047	698,000	610,485
5.52%, 3/1/2049	332,000	298,119
7.05%, 6/20/2036	915,000	1,007,159
Telefonica Europe BV 8.25%, 9/15/2030	382,000	446,344
TELUS Corp.:
2.80%, 2/16/2027	896,000	840,412
3.40%, 5/13/2032	575,000	504,678
3.70%, 9/15/2027	112,000	108,315
4.30%, 6/15/2049	100,000	84,182
T-Mobile USA, Inc.:
1.50%, 2/15/2026	253,000	231,257
2.05%, 2/15/2028	131,000	116,359
2.25%, 2/15/2026	360,000	335,498
2.25%, 11/15/2031	578,000	473,145
2.55%, 2/15/2031	390,000	330,377
2.63%, 4/15/2026	639,000	598,078
2.70%, 3/15/2032	264,000	222,336
2.88%, 2/15/2031	1,005,000	866,732
3.00%, 2/15/2041	350,000	259,147
3.30%, 2/15/2051	979,000	696,128
3.38%, 4/15/2029	496,000	452,173
3.40%, 10/15/2052	774,000	557,404
3.50%, 4/15/2025	608,100	591,268
3.50%, 4/15/2031	738,000	663,661
Security Description	Principal Amount	Value
3.60%, 11/15/2060	$400,000	$285,276
3.75%, 4/15/2027	50,000	48,081
3.88%, 4/15/2030	3,073,000	2,882,136
4.38%, 4/15/2040	806,000	721,983
4.50%, 4/15/2050	679,000	589,494
5.05%, 7/15/2033	100,000	100,484
5.20%, 1/15/2033	410,000	417,278
5.65%, 1/15/2053	495,000	507,083
5.80%, 9/15/2062	205,000	211,654
Verizon Communications, Inc.:
0.85%, 11/20/2025 (b)	1,092,000	994,539
1.45%, 3/20/2026	608,000	559,548
1.68%, 10/30/2030	303,000	244,603
1.75%, 1/20/2031	676,000	544,335
2.10%, 3/22/2028	585,000	521,229
2.36%, 3/15/2032	824,000	676,051
2.55%, 3/21/2031	1,399,000	1,191,878
2.65%, 11/20/2040	643,000	459,237
2.85%, 9/3/2041	740,000	539,549
2.88%, 11/20/2050	773,000	515,892
2.99%, 10/30/2056	2,360,000	1,534,637
3.00%, 3/22/2027	673,250	639,830
3.00%, 11/20/2060	654,000	419,436
3.15%, 3/22/2030	119,000	108,408
3.38%, 2/15/2025	218,000	213,753
3.40%, 3/22/2041	918,000	730,719
3.50%, 11/1/2024	50,000	49,093
3.55%, 3/22/2051	1,205,000	921,632
3.70%, 3/22/2061	585,000	437,358
3.88%, 2/8/2029	663,000	640,332
3.88%, 3/1/2052 (b)	250,000	202,125
4.00%, 3/22/2050	316,000	262,754
4.02%, 12/3/2029	484,000	463,575
4.13%, 3/16/2027	584,000	579,252
4.13%, 8/15/2046	175,000	149,760
4.27%, 1/15/2036	1,226,000	1,139,138
4.33%, 9/21/2028	1,012,000	999,057
4.40%, 11/1/2034	508,000	482,544
4.50%, 8/10/2033	618,500	597,681
4.67%, 3/15/2055	138,000	124,849
4.86%, 8/21/2046	250,000	237,968
5.01%, 8/21/2054	150,000	144,015
6.55%, 9/15/2043	935,000	1,062,029
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	420,240
4.38%, 2/19/2043	846,000	717,239
4.88%, 6/19/2049	591,000	533,951
5.13%, 6/19/2059 (b)	190,000	173,206
5.75%, 2/10/2063	675,000	668,918
6.15%, 2/27/2037	661,000	707,918
7.88%, 2/15/2030 (b)	167,000	195,021
		69,452,754

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	$60,000	$56,374
3.90%, 11/19/2029 (b)	422,000	384,311
		440,685
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	250,000	175,000
3.00%, 4/1/2025	228,000	222,134
3.30%, 9/15/2051	350,000	267,207
3.40%, 9/1/2024	415,000	407,596
3.55%, 2/15/2050	240,000	192,679
3.65%, 9/1/2025	297,000	290,811
3.75%, 4/1/2024	140,000	138,081
3.90%, 8/1/2046	190,000	160,845
4.05%, 6/15/2048	225,000	197,323
4.13%, 6/15/2047	130,000	114,953
4.15%, 12/15/2048	337,000	297,008
4.38%, 9/1/2042	145,000	134,042
4.40%, 3/15/2042	571,000	529,791
4.45%, 3/15/2043	458,000	423,215
4.55%, 9/1/2044	520,000	492,586
4.70%, 9/1/2045	265,000	252,415
4.95%, 9/15/2041	100,000	99,442
5.40%, 6/1/2041	335,000	349,100
Canadian National Railway Co.:
2.45%, 5/1/2050	382,000	249,847
2.75%, 3/1/2026	300,000	287,358
3.20%, 8/2/2046 (b)	567,000	431,385
3.65%, 2/3/2048	307,000	254,199
6.90%, 7/15/2028	166,000	185,168
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	543,000	511,821
1.75%, 12/2/2026	115,000	104,461
2.05%, 3/5/2030	260,000	220,945
2.45%, 12/2/2031 (b)	222,000	192,183
2.90%, 2/1/2025	150,000	144,434
3.10%, 12/2/2051	140,000	100,549
4.00%, 6/1/2028	206,000	202,640
4.80%, 8/1/2045	100,000	96,851
6.13%, 9/15/2115	238,000	255,893
7.13%, 10/15/2031	361,000	412,674
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	302,000	291,971
CSX Corp.:
2.40%, 2/15/2030 (b)	164,000	143,187
2.60%, 11/1/2026 (b)	156,000	146,545
3.25%, 6/1/2027	446,000	426,492
3.35%, 9/15/2049	157,000	118,626
3.40%, 8/1/2024	693,000	678,031
3.80%, 3/1/2028	215,360	210,120
3.80%, 11/1/2046	235,000	191,692
3.80%, 4/15/2050	150,000	121,902
Security Description	Principal Amount	Value
4.10%, 11/15/2032 (b)	$250,000	$240,812
4.25%, 3/15/2029	517,000	510,336
4.25%, 11/1/2066	285,000	237,052
4.30%, 3/1/2048	202,000	179,128
4.50%, 11/15/2052	200,000	182,984
4.50%, 8/1/2054	100,000	88,880
4.65%, 3/1/2068	125,000	111,486
4.75%, 11/15/2048	149,000	139,726
6.00%, 10/1/2036	175,000	188,731
FedEx Corp.:
2.40%, 5/15/2031	155,000	131,989
3.10%, 8/5/2029 (b)	455,000	418,040
3.25%, 4/1/2026	773,000	750,382
3.40%, 2/15/2028	191,000	180,948
3.88%, 8/1/2042	250,000	204,102
4.05%, 2/15/2048	426,000	346,108
4.10%, 2/1/2045	118,000	97,466
4.25%, 5/15/2030	274,000	266,810
4.40%, 1/15/2047	412,000	354,283
4.55%, 4/1/2046	339,000	298,239
4.75%, 11/15/2045	355,000	321,797
4.90%, 1/15/2034	107,000	106,976
5.10%, 1/15/2044	130,000	123,579
5.25%, 5/15/2050	257,000	251,827
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	30,320	25,311
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	231,669
Kansas City Southern:
2.88%, 11/15/2029	274,000	245,597
3.50%, 5/1/2050	35,000	26,406
4.20%, 11/15/2069	480,000	382,776
4.30%, 5/15/2043	115,000	99,155
Kirby Corp. 4.20%, 3/1/2028	151,000	142,029
Norfolk Southern Corp.:
2.30%, 5/15/2031	234,000	196,427
2.55%, 11/1/2029	321,000	282,660
2.90%, 6/15/2026 (b)	550,000	522,747
2.90%, 8/25/2051	150,000	99,435
3.00%, 3/15/2032 (b)	344,000	302,173
3.05%, 5/15/2050	215,000	149,212
3.15%, 6/1/2027	145,000	136,860
3.16%, 5/15/2055	339,000	232,215
3.40%, 11/1/2049	309,000	227,192
3.70%, 3/15/2053	702,000	541,839
3.80%, 8/1/2028 (b)	85,000	81,829
3.94%, 11/1/2047	45,000	36,837
4.15%, 2/28/2048	175,000	148,437
4.45%, 3/1/2033	250,000	243,052
4.65%, 1/15/2046	164,000	148,992

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	$697,000	$670,869
Series MTN, 2.85%, 3/1/2027	145,000	133,377
Series MTN, 2.90%, 12/1/2026	105,000	97,100
Union Pacific Corp.:
2.15%, 2/5/2027 (b)	145,000	134,390
2.38%, 5/20/2031	155,000	133,870
2.40%, 2/5/2030	461,000	406,289
2.75%, 3/1/2026	219,000	209,863
2.80%, 2/14/2032	206,000	181,078
2.89%, 4/6/2036	257,000	211,596
2.95%, 3/10/2052	150,000	106,479
3.00%, 4/15/2027	285,000	272,184
3.25%, 1/15/2025	300,000	294,054
3.25%, 8/15/2025	300,000	291,657
3.25%, 2/5/2050	480,000	365,107
3.38%, 2/14/2042 (b)	214,000	175,989
3.50%, 2/14/2053	351,000	276,967
3.70%, 3/1/2029	125,000	121,406
3.75%, 7/15/2025	223,000	219,751
3.75%, 2/5/2070	211,000	160,782
3.80%, 10/1/2051	334,000	280,557
3.80%, 4/6/2071	491,000	379,288
3.84%, 3/20/2060	498,000	401,806
3.88%, 2/1/2055	192,000	158,022
3.95%, 9/10/2028	988,000	977,725
3.95%, 8/15/2059	146,000	119,264
4.10%, 9/15/2067	100,000	83,028
4.50%, 9/10/2048	154,000	139,003
Series MTN, 3.55%, 8/15/2039	215,000	182,995
United Parcel Service, Inc.:
2.20%, 9/1/2024	305,000	295,289
2.40%, 11/15/2026	216,000	203,271
2.50%, 9/1/2029	386,000	346,539
2.80%, 11/15/2024 (b)	110,000	106,910
3.05%, 11/15/2027	150,000	142,814
3.40%, 3/15/2029	248,000	236,691
3.40%, 11/15/2046	100,000	79,565
3.63%, 10/1/2042	199,000	170,004
3.75%, 11/15/2047	342,000	292,834
3.90%, 4/1/2025	349,000	344,809
4.25%, 3/15/2049	175,000	161,070
4.45%, 4/1/2030 (b)	189,500	191,615
4.88%, 3/3/2033	290,000	297,235
4.88%, 11/15/2040	370,000	371,014
6.20%, 1/15/2038	476,000	542,473
		31,924,362
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026	625,000	588,950
3.50%, 6/1/2032	305,000	268,131
Security Description	Principal Amount	Value
3.85%, 3/30/2027	$132,000	$126,171
4.00%, 6/30/2030	215,000	197,753
4.55%, 11/7/2028	119,000	116,601
		1,297,606
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	145,000	124,271
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	270,000	228,250
2.80%, 5/1/2030 (b)	392,000	349,021
2.95%, 9/1/2027	100,000	94,087
3.45%, 6/1/2029	919,500	863,659
3.75%, 9/1/2028	109,000	104,362
3.75%, 9/1/2047	126,000	101,520
4.15%, 6/1/2049	175,000	149,634
4.20%, 9/1/2048	260,000	222,414
Essential Utilities, Inc.:
2.40%, 5/1/2031	400,000	332,128
3.57%, 5/1/2029 (b)	375,000	349,009
4.28%, 5/1/2049	225,000	187,927
		2,982,011
TOTAL CORPORATE BONDS & NOTES (Cost $1,769,310,488)		1,613,499,335
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
Americredit Automobile Receivables Trust Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	163,771
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	130,000	130,543
Capital One Prime Auto Receivables Trust:
Series 2023-1, Class A3, 4.87%, 2/15/2028	250,000	251,656
Series 2022-1, Class A4, COR, 3.32%, 9/15/2027	800,000	766,856
Series 2021-1, Class A3, 0.77%, 9/15/2026	250,000	236,989
CarMax Auto Owner Trust:
Series 2022-2, Class A3, 3.49%, 2/16/2027	3,000,000	2,932,272
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	996,837
Carvana Auto Receivables Trust Series 2021-P4, Class A3, 1.31%, 1/11/2027	292,000	276,365

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2023-A, Class A4, COR, 4.83%, 5/15/2026	$500,000	$499,572
Ford Credit Auto Owner Trust:
Series 2022-C, Class A3, 4.48%, 12/15/2026	465,000	462,023
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	133,259
GM Financial Automobile Leasing Trust Series 2022-2, Class A3, 3.42%, 6/20/2025	500,000	490,668
GM Financial Consumer Automobile Receivables Trust:
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	75,087
Series 2021-4, Class A3, 0.68%, 9/16/2026	300,000	284,108
Series 2022-1, Class A3, 1.26%, 11/16/2026	350,000	332,639
Honda Auto Receivables Owner Trust:
Series 2023-1, Class A3, 5.04%, 4/21/2027	144,000	145,077
Series 2021-4, Class A3, 0.88%, 1/21/2026	400,000	381,435
Hyundai Auto Receivables Trust Series 2022-A, Class A3, 2.22%, 10/15/2026	500,000	480,490
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	428,373
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	122,000	121,919
Toyota Auto Receivables Owner Trust:
Series 2022-C, Class A3, 3.76%, 4/15/2027	500,000	490,789
Series 2022-D, Class A3, 5.30%, 9/15/2027	500,000	507,007
Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	463,683
Series 2022-A, Class A3, 1.23%, 6/15/2026	500,000	476,558
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	121,000	115,670
World Omni Auto Receivables Trust:
Series 2022-A, Class A3, 1.66%, 5/17/2027	350,000	334,418
Security Description	Principal Amount	Value
Series 2023-A, Class A3, 4.83%, 5/15/2028	$600,000	$600,949
		12,579,013
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	1,103,000	1,034,730
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	709,310
BA Credit Card Trust:
Series 2021-A1, Class A1, 0.44%, 9/15/2026	382,000	363,030
Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	1,010,235
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	469,565
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	481,143
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	584,642
Series 2021-A3, Class A3, 1.04%, 11/15/2026	1,600,000	1,505,540
Chase Issuance Trust Series 2022-A1, Class A, Class A, 3.97%, 9/15/2027	181,000	178,406
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	278,967
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	485,092
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	355,134
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	242,778
Series 2022-A3, Class A3, 3.56%, 7/15/2027	500,000	487,495
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	288,778
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	203,889
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	491,202
		9,169,936

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
OTHER ABS — 0.0% (a)
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	$1,220,000	$1,157,133
TOTAL ASSET-BACKED SECURITIES (Cost $23,589,576)		22,906,082
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRALIA — 0.0% (a)
National Australia Bank Ltd.:
4.94%, 01/12/2028	370,000	375,010
4.97%, 01/12/2026	524,000	528,553
		903,563
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	185,000	169,266
0.50%, 09/16/2024	130,000	122,914
1.50%, 02/12/2025	823,000	782,763
2.88%, 05/23/2025	100,000	97,358
3.63%, 09/09/2027	136,000	134,960
Series GMTN, 0.50%, 02/02/2026	625,000	566,556
		1,873,817
CANADA — 0.2%
Canada Government International Bonds:
0.75%, 05/19/2026	515,000	468,562
1.63%, 01/22/2025	837,000	801,093
2.88%, 04/28/2025	869,000	848,483
Export Development Canada 3.38%, 8/26/2025	880,000	867,583
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	123,515
Province of Alberta:
1.30%, 07/22/2030	357,000	296,678
1.88%, 11/13/2024	382,000	366,930
3.30%, 03/15/2028	161,000	156,399
Province of British Columbia:
0.90%, 07/20/2026	53,000	48,053
1.30%, 01/29/2031	318,000	264,560
2.25%, 06/02/2026	278,000	263,819
Series 10, 1.75%, 09/27/2024	312,000	300,132
Province of New Brunswick 3.63%, 2/24/2028	150,000	147,147
Province of Ontario:
0.63%, 01/21/2026	400,000	364,024
1.05%, 04/14/2026	415,000	379,887
1.13%, 10/07/2030	3,470,000	2,843,353
1.60%, 02/25/2031	510,000	429,542
1.80%, 10/14/2031	50,000	42,315
Security Description	Principal Amount	Value
2.00%, 10/02/2029	$237,000	$210,982
2.30%, 06/15/2026	180,000	170,739
2.50%, 04/27/2026	253,000	241,855
3.10%, 05/19/2027	500,000	484,415
3.20%, 05/16/2024	225,000	221,477
Province of Quebec:
0.60%, 07/23/2025	384,000	354,570
1.35%, 05/28/2030	350,000	295,298
1.90%, 04/21/2031	50,000	43,130
2.50%, 04/20/2026	570,000	545,672
2.75%, 04/12/2027	365,000	349,396
Series PD, 7.50%, 09/15/2029	255,000	304,725
Series QO, 2.88%, 10/16/2024	1,150,000	1,123,423
Series QX, 1.50%, 02/11/2025	1,005,000	955,745
		14,313,502
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	478,000	413,408
2.55%, 01/27/2032	275,000	235,364
2.55%, 07/27/2033	510,000	420,051
2.75%, 01/31/2027	615,000	580,898
3.10%, 05/07/2041	760,000	572,766
3.10%, 01/22/2061	610,000	399,959
3.13%, 03/27/2025	390,000	381,521
3.13%, 01/21/2026	232,600	225,803
3.24%, 02/06/2028	581,000	556,087
3.50%, 01/31/2034	487,000	434,039
3.50%, 01/25/2050	328,000	246,466
3.50%, 04/15/2053	200,000	148,545
4.34%, 03/07/2042	243,000	215,038
		4,829,945
CHINA — 0.0% (a)
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	213,000	217,648
GERMANY — 0.2%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	665,000	406,634
0.38%, 07/18/2025	1,275,000	1,174,607
0.63%, 01/22/2026	1,287,000	1,175,919
1.38%, 08/05/2024	238,000	228,637
1.75%, 09/14/2029	158,000	140,912
2.00%, 05/02/2025	1,144,000	1,096,353
2.50%, 11/20/2024	1,494,000	1,452,093
2.88%, 04/03/2028	452,000	434,973
3.13%, 06/10/2025	1,916,000	1,877,527
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	347,000	317,387
2.38%, 06/10/2025	705,000	679,105

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027 (b)	$147,000	$139,112
Series 40, 0.50%, 05/27/2025	663,000	614,190
		9,737,449
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	167,147
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	455,600	514,987
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	385,000	313,428
2.15%, 07/28/2031	450,000	374,436
2.85%, 02/14/2030	406,000	367,804
3.05%, 03/12/2051	649,000	479,248
3.20%, 09/23/2061	194,000	135,565
3.35%, 03/12/2071	615,000	429,288
3.40%, 09/18/2029	245,000	229,945
3.50%, 02/14/2050	529,000	408,235
3.55%, 03/31/2032	400,000	368,808
3.70%, 10/30/2049	315,000	251,127
4.10%, 04/24/2028	440,000	433,211
4.15%, 09/20/2027	1,000,000	986,650
4.35%, 01/11/2048	665,000	591,770
4.55%, 01/11/2028	200,000	200,516
4.65%, 09/20/2032	450,000	449,473
4.75%, 02/11/2029	225,000	227,657
4.85%, 01/11/2033	600,000	603,630
5.35%, 02/11/2049	417,000	422,417
5.45%, 09/20/2052	12,500	12,672
		7,285,880
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	386,000	349,558
2.88%, 03/16/2026	160,000	152,318
3.88%, 07/03/2050	953,000	799,167
4.13%, 01/17/2048	260,000	228,262
4.50%, 01/17/2033	335,000	333,563
4.50%, 01/30/2043	280,000	266,454
State of Israel:
2.50%, 01/15/2030	425,000	379,975
3.38%, 01/15/2050	470,000	361,209
		2,870,506
Security Description	Principal Amount	Value
ITALY — 0.1%
Republic of Italy Government International Bonds:
0.88%, 05/06/2024	$262,000	$249,324
1.25%, 02/17/2026	736,000	658,153
2.38%, 10/17/2024	1,174,000	1,124,082
2.88%, 10/17/2029	700,000	609,637
3.88%, 05/06/2051	610,000	437,266
4.00%, 10/17/2049	665,000	503,179
		3,581,641
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	465,000	427,870
1.25%, 01/21/2031	355,000	287,916
1.88%, 07/21/2026	321,000	297,596
1.88%, 04/15/2031	1,015,000	859,756
2.00%, 10/17/2029	340,000	298,143
2.13%, 02/16/2029	350,000	313,250
2.75%, 11/16/2027	520,000	490,183
2.88%, 04/14/2025	200,000	193,982
2.88%, 06/01/2027	1,063,000	1,011,126
2.88%, 07/21/2027	592,000	562,122
3.25%, 07/20/2028	345,000	330,120
3.88%, 09/16/2025	358,000	354,316
4.25%, 01/26/2026	420,000	420,491
COR, 1.63%, 01/20/2027	200,000	182,474
Series DTC, 2.13%, 02/10/2025	225,000	215,779
Series DTC, 2.25%, 11/04/2026	817,000	764,834
Series DTC, 2.38%, 04/20/2026	160,000	151,539
Series DTC, 2.50%, 05/23/2024	200,000	195,152
Series DTC, 2.50%, 05/28/2025	640,000	614,995
Series DTC, 2.75%, 01/21/2026	535,000	514,114
Series DTC, 3.00%, 05/29/2024	330,000	323,700
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	160,428
2.75%, 04/27/2027	199,000	188,067
3.25%, 05/25/2027	215,000	207,045
3.38%, 06/12/2028	316,000	303,736
		9,668,734
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,071,000	896,009
3.25%, 04/16/2030	876,000	786,438
3.50%, 02/12/2034	840,000	712,488
3.75%, 01/11/2028	895,000	860,113

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.77%, 05/24/2061	$820,000	$554,320
4.13%, 01/21/2026	487,100	480,885
4.15%, 03/28/2027	628,000	618,498
4.28%, 08/14/2041	726,000	595,001
4.35%, 01/15/2047	960,000	760,243
4.40%, 02/12/2052	395,000	308,858
4.50%, 04/22/2029	1,028,000	1,007,214
4.50%, 01/31/2050	1,104,000	891,358
4.60%, 01/23/2046	1,330,000	1,094,271
4.60%, 02/10/2048	393,600	321,485
4.75%, 04/27/2032	354,000	340,608
5.00%, 04/27/2051	890,000	764,635
5.40%, 02/09/2028	200,000	206,014
6.05%, 01/11/2040	597,000	607,203
6.35%, 02/09/2035	200,000	212,664
Series GMTN, 5.75%, 10/12/2110	635,000	569,531
Series MTN, 4.75%, 03/08/2044	1,813,000	1,542,101
		14,129,937
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	798,000	612,018
3.16%, 01/23/2030	592,000	520,054
3.30%, 01/19/2033	250,000	209,280
3.75%, 03/16/2025	400,000	390,616
3.87%, 07/23/2060	637,000	417,802
4.30%, 04/29/2053	590,000	433,473
4.50%, 04/01/2056	778,000	578,925
4.50%, 01/19/2063	410,000	295,823
6.40%, 02/14/2035	535,000	557,721
6.70%, 01/26/2036	615,000	651,273
6.85%, 03/28/2054	200,000	206,256
7.13%, 01/29/2026	236,000	250,160
8.88%, 09/30/2027	670,000	779,599
9.38%, 04/01/2029	244,000	297,961
		6,200,961
PERU — 0.1%
Peruvian Government International Bonds:
1.86%, 12/01/2032	265,000	200,677
2.39%, 01/23/2026	494,000	466,371
2.78%, 01/23/2031	1,229,000	1,051,213
2.78%, 12/01/2060	145,000	86,588
2.84%, 06/20/2030	572,700	501,834
3.00%, 01/15/2034	332,000	271,002
3.23%, 07/28/2121	285,000	170,729
3.55%, 03/10/2051	500,000	368,880
3.60%, 01/15/2072	200,000	134,344
5.63%, 11/18/2050	427,800	431,851
6.55%, 03/14/2037	396,000	431,220
7.35%, 07/21/2025	880,000	930,160
		5,044,869
Security Description	Principal Amount	Value
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	$488,000	$391,088
1.95%, 01/06/2032	410,000	333,601
2.46%, 05/05/2030	458,000	397,003
2.65%, 12/10/2045	330,000	226,961
2.95%, 05/05/2045	995,000	719,156
3.00%, 02/01/2028	890,000	838,878
3.20%, 07/06/2046	585,000	434,819
3.70%, 02/02/2042	345,000	285,080
3.75%, 01/14/2029	678,000	653,111
3.95%, 01/20/2040	144,000	124,916
5.00%, 07/17/2033	215,000	220,044
5.00%, 01/13/2037	302,000	304,652
5.50%, 03/30/2026	391,000	401,643
5.50%, 01/17/2048	200,000	206,298
5.95%, 10/13/2047	380,000	412,562
6.38%, 10/23/2034	376,000	424,805
7.50%, 09/25/2024	150,000	153,510
7.75%, 01/14/2031	435,000	516,314
9.50%, 02/02/2030	680,000	860,240
9.50%, 02/02/2030	71,000	89,992
10.63%, 03/16/2025	449,000	501,214
COR, 4.63%, 07/17/2028	200,000	202,754
		8,698,641
POLAND — 0.0% (a)
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	390,000	379,700
4.88%, 10/04/2033	500,000	499,950
5.50%, 11/16/2027	125,000	130,586
5.50%, 04/04/2053	357,000	364,126
5.75%, 11/16/2032	1,065,000	1,135,141
		2,509,503
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	250,000	238,030
0.63%, 02/09/2026	310,000	277,366
1.13%, 12/29/2026	239,000	210,640
1.25%, 01/18/2025	208,000	196,186
1.25%, 09/21/2030	175,000	140,464
1.38%, 02/09/2031	400,000	320,388
1.88%, 02/12/2025	115,000	109,493
2.13%, 01/18/2032	250,000	208,035
2.38%, 06/25/2024	700,000	681,408
2.38%, 04/21/2027	445,000	412,146
2.50%, 06/29/2041	452,000	329,011
2.88%, 01/21/2025	495,000	480,462
4.00%, 09/15/2024	200,000	198,206
4.25%, 09/15/2027	200,000	198,924
5.00%, 01/11/2028	200,000	205,390
5.13%, 01/11/2033	200,000	209,558

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Korea Development Bank:
0.40%, 06/19/2024	$340,000	$323,289
0.80%, 04/27/2026	250,000	223,005
0.80%, 07/19/2026	285,000	252,071
1.00%, 09/09/2026	550,000	487,388
1.63%, 01/19/2031	525,000	428,689
2.00%, 02/24/2025	325,000	309,767
2.00%, 09/12/2026 (b)	425,000	389,882
2.25%, 02/24/2027	350,000	323,536
Korea International Bonds:
1.00%, 09/16/2030	440,000	359,462
1.75%, 10/15/2031	116,000	98,345
2.75%, 01/19/2027	394,000	377,145
4.13%, 06/10/2044	280,000	269,035
		8,257,321
SUPRANATIONAL — 1.2%
African Development Bank:
3.38%, 07/07/2025	648,000	638,585
Series GDIF, 0.88%, 03/23/2026	923,000	844,323
Series GDIF, 0.88%, 07/22/2026	745,000	675,410
Asian Development Bank:
0.63%, 04/29/2025	1,300,000	1,210,781
1.50%, 10/18/2024	909,000	870,831
4.00%, 01/12/2033	595,000	608,834
4.25%, 01/09/2026	250,000	252,218
5.82%, 06/16/2028	1,656,000	1,805,520
6.22%, 08/15/2027	147,000	158,263
Series GMTN, 0.38%, 06/11/2024	1,606,000	1,530,165
Series GMTN, 0.38%, 09/03/2025	1,149,000	1,054,035
Series GMTN, 0.50%, 02/04/2026	982,000	892,756
Series GMTN, 0.63%, 10/08/2024	576,000	544,815
Series GMTN, 0.75%, 10/08/2030	275,000	222,481
Series GMTN, 1.00%, 04/14/2026	900,000	826,362
Series GMTN, 1.50%, 01/20/2027	986,000	906,834
Series GMTN, 1.50%, 03/04/2031	185,000	157,936
Series GMTN, 1.75%, 09/19/2029	363,000	322,202
Series GMTN, 1.88%, 01/24/2030	760,000	676,301
Series GMTN, 2.00%, 01/22/2025	75,000	72,171
Series GMTN, 2.00%, 04/24/2026	145,000	137,144
Series GMTN, 2.50%, 11/02/2027	438,000	414,856
Security Description	Principal Amount	Value
Series GMTN, 2.63%, 01/12/2027	$200,000	$191,792
Series GMTN, 2.75%, 01/19/2028	395,000	378,398
Series GMTN, 3.13%, 08/20/2027	813,000	791,797
Series GMTN, 3.13%, 09/26/2028	400,000	388,172
Series GMTN, 3.88%, 09/28/2032	175,000	177,560
Series GMTN, 4.13%, 09/27/2024	1,266,000	1,261,721
Asian Infrastructure Investment Bank:
0.50%, 10/30/2024	258,000	242,734
0.50%, 05/28/2025	682,000	630,591
0.50%, 01/27/2026 (b)	281,000	254,221
2.25%, 05/16/2024	157,000	153,001
3.75%, 09/14/2027	250,000	248,235
4.00%, 01/18/2028	2,500,000	2,510,725
Corp. Andina de Fomento 1.63%, 9/23/2025 (b)	650,000	603,076
Council Of Europe Development Bank:
1.38%, 02/27/2025	813,000	771,570
3.00%, 06/16/2025 (b)	611,000	596,745
3.63%, 01/26/2028 (b)	250,000	248,683
European Bank for Reconstruction & Development:
0.50%, 05/19/2025	480,000	444,989
1.63%, 09/27/2024	313,000	300,780
4.38%, 03/09/2028	1,400,000	1,440,894
Series GMTN, 0.50%, 01/28/2026 (b)	668,000	607,446
Series GMTN, 1.50%, 02/13/2025	597,000	568,642
European Investment Bank:
0.38%, 12/15/2025	1,010,000	919,878
0.38%, 03/26/2026	1,400,000	1,264,424
0.63%, 07/25/2025	495,000	458,855
0.63%, 10/21/2027 (b)	125,000	108,954
0.75%, 10/26/2026	615,000	553,020
0.75%, 09/23/2030	210,000	171,161
0.88%, 05/17/2030	315,000	261,037
1.25%, 02/14/2031	1,036,000	874,829
1.63%, 03/14/2025 (b)	2,010,000	1,917,439
1.63%, 10/09/2029	340,000	300,594
1.63%, 05/13/2031 (b)	335,000	289,946
1.75%, 03/15/2029 (b)	300,000	269,316
1.88%, 02/10/2025	1,425,000	1,367,601
2.25%, 06/24/2024 (b)	1,640,000	1,597,688
2.38%, 05/24/2027	183,000	173,817
3.25%, 11/15/2027 (b)	750,000	735,750
3.75%, 02/14/2033 (b)	3,000,000	3,036,030
3.88%, 03/15/2028 (b)	600,000	604,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.38%, 03/15/2027	$1,370,000	$1,251,824
Inter-American Development Bank:
0.50%, 09/23/2024	322,000	304,425
0.63%, 07/15/2025	482,000	446,621
0.63%, 09/16/2027	510,000	445,424
0.88%, 04/03/2025	650,000	609,804
1.13%, 07/20/2028	817,000	714,785
1.50%, 01/13/2027	800,000	735,896
2.00%, 07/23/2026	364,000	342,844
2.13%, 01/15/2025	444,000	428,340
2.38%, 07/07/2027	425,000	401,808
3.25%, 07/01/2024	360,000	354,733
3.50%, 09/14/2029	1,179,000	1,163,956
4.00%, 01/12/2028	925,000	936,026
4.38%, 01/24/2044	120,000	123,917
Series GMTN, 0.88%, 04/20/2026	1,923,000	1,758,007
Series GMTN, 1.13%, 01/13/2031	505,000	418,761
Series GMTN, 1.75%, 03/14/2025	1,083,000	1,034,774
Series GMTN, 2.00%, 06/02/2026	175,000	165,023
Series GMTN, 3.88%, 10/28/2041	987,000	955,317
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	1,619,000	1,489,804
0.50%, 10/28/2025	820,000	751,448
0.63%, 04/22/2025	2,662,000	2,481,090
0.75%, 03/11/2025	895,000	839,233
0.75%, 11/24/2027	1,410,000	1,231,832
0.75%, 08/26/2030	929,000	752,982
0.88%, 05/14/2030	975,000	803,663
1.13%, 09/13/2028	1,309,000	1,142,325
1.25%, 02/10/2031	955,000	800,806
1.63%, 01/15/2025	714,000	683,070
1.63%, 11/03/2031	1,469,000	1,252,925
3.13%, 06/15/2027	850,000	830,577
3.88%, 02/14/2030	480,000	484,114
Series GDIF, 0.65%, 02/10/2026	448,000	401,919
Series GDIF, 1.38%, 04/20/2028	755,000	674,532
Series GDIF, 1.50%, 08/28/2024	995,000	956,394
Series GDIF, 1.75%, 10/23/2029	686,000	608,009
Series GDIF, 1.88%, 10/27/2026	262,000	245,237
Series GDIF, 2.50%, 11/25/2024	1,540,000	1,496,550
Security Description	Principal Amount	Value
Series GDIF, 2.50%, 07/29/2025	$2,713,000	$2,623,824
Series GDIF, 3.13%, 11/20/2025 (b)	557,000	545,348
Series GMTN, 4.75%, 02/15/2035	260,000	280,946
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	863,000	795,626
Series GMTN, 0.75%, 10/08/2026	850,000	764,711
Series GMTN, 1.38%, 10/16/2024	709,000	678,421
Series GMTN, 2.13%, 04/07/2026	150,000	142,548
Series GMTN, 3.63%, 09/15/2025	318,000	315,675
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	188,874
2.25%, 05/21/2024	440,000	429,141
4.38%, 03/14/2028	1,000,000	1,030,330
Series GMTN, 0.50%, 01/21/2026	500,000	455,070
		81,308,923
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.63%, 11/28/2025	200,000	202,228
Series GMTN, 0.38%, 07/30/2024	1,365,000	1,292,205
Series GMTN, 0.63%, 05/14/2025	270,000	250,214
		1,744,647
SWITZERLAND — 0.0% (a)
Credit Suisse AG:
3.70%, 02/21/2025	750,000	711,915
7.95%, 01/09/2025	1,200,000	1,202,340
		1,914,255
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	400,000	367,512
Israel Government AID Bonds 5.50%, 9/18/2033	850,000	940,330
		1,307,842
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	526,000	528,314
4.38%, 01/23/2031	942,000	936,942
4.50%, 08/14/2024	283,333	283,376
4.98%, 04/20/2055	601,000	591,642

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 06/18/2050	$1,158,000	$1,166,338
		3,506,612
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $206,993,884)		190,588,330
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%
Federal Farm Credit Banks Funding Corp.:
1.13%, 1/6/2025	355,000	335,443
2.02%, 4/1/2031	215,000	181,200
2.63%, 5/16/2024	4,045,000	3,939,749
4.25%, 9/26/2024 (b)	4,000,000	3,989,000
Federal Home Loan Banks:
0.50%, 4/14/2025 (b)	4,730,000	4,398,947
2.75%, 6/28/2024	5,225,000	5,114,230
2.88%, 6/14/2024	1,850,000	1,810,188
3.25%, 11/16/2028 (b)	3,297,000	3,209,662
4.50%, 10/3/2024	2,000,000	2,004,080
5.00%, 2/28/2025	9,000,000	9,125,820
5.50%, 7/15/2036	1,140,000	1,313,200
Federal Home Loan Mortgage Corp.:
0.38%, 9/23/2025	1,805,000	1,649,517
1.50%, 2/12/2025 (b)	5,750,000	5,472,332
1.50%, 2/1/2037	8,880,391	7,826,131
1.50%, 4/1/2037	5,319,109	4,677,478
1.50%, 5/1/2041	4,287,602	3,526,532
1.50%, 2/1/2051	6,014,578	4,729,352
1.50%, 10/1/2051	6,103,110	4,802,592
1.50%, 11/1/2051	5,517,360	4,341,094
2.00%, 7/1/2035	3,437,323	3,114,442
2.00%, 6/1/2036	11,773,102	10,650,938
2.00%, 1/1/2037	8,919,360	8,069,203
2.00%, 4/1/2037	2,782,628	2,511,640
2.00%, 6/1/2050	221,475	184,588
2.00%, 10/1/2050	9,670,099	8,047,542
2.00%, 11/1/2050	13,833,636	11,508,179
2.00%, 12/1/2050	8,305,475	6,906,733
2.00%, 1/1/2051	10,548,019	8,768,330
2.00%, 2/1/2051	32,495,972	27,003,077
2.00%, 4/1/2051	6,517,408	5,398,372
2.00%, 9/1/2051	19,918,289	16,482,428
2.00%, 11/1/2051	23,999,659	19,873,150
2.00%, 12/1/2051	2,952,081	2,469,461
2.00%, 2/1/2052	18,522,508	15,320,479
2.00%, 3/1/2052	12,713,773	10,502,042
2.00%, 8/1/2052	8,822,769	7,287,931
2.50%, 9/1/2028	67,139	64,719
2.50%, 10/1/2029	173,213	165,562
2.50%, 1/1/2031	226,341	214,239
2.50%, 5/1/2031	675,871	637,195
Security Description	Principal Amount	Value
2.50%, 6/1/2031	$263,342	$248,272
2.50%, 11/1/2032	585,545	546,811
2.50%, 12/1/2032	475,435	443,984
2.50%, 2/1/2033	875,965	818,020
2.50%, 3/1/2033	1,542,232	1,438,757
2.50%, 8/1/2035	2,592,176	2,414,012
2.50%, 9/1/2035	1,779,541	1,657,230
2.50%, 1/1/2037	3,594,268	3,336,883
2.50%, 9/1/2046	633,290	557,412
2.50%, 8/1/2050	13,595,446	11,812,144
2.50%, 10/1/2050	7,978,252	6,926,802
2.50%, 11/1/2050	6,186,345	5,369,130
2.50%, 1/1/2051	7,370,810	6,403,988
2.50%, 5/1/2051	273,280	238,330
2.50%, 6/1/2051	16,634,291	14,336,760
2.50% 9/1/2051	16,868,910	14,565,296
2.50% 10/1/2051	14,154,375	12,215,016
2.50%, 11/1/2051	17,071,094	14,723,561
2.50%, 12/1/2051	14,472,945	12,475,955
2.50%, 1/1/2052	10,698,662	9,308,803
2.50%, 4/1/2052	5,145,039	4,477,583
3.00%, 11/1/2027	553,375	535,706
3.00%, 2/1/2029	138,514	133,912
3.00%, 7/1/2029	117,134	113,182
3.00%, 9/1/2029	179,397	173,344
3.00%, 4/1/2030	179,182	173,049
3.00%, 12/1/2030	480,884	464,425
3.00%, 2/1/2031	1,004,881	962,358
3.00%, 5/1/2031	363,181	348,141
3.00%, 9/1/2032	961,742	921,939
3.00%, 4/1/2033	3,130,078	3,021,576
3.00%, 5/1/2033	1,847,745	1,768,372
3.00%, 7/1/2035	195,967	185,337
3.00%, 4/1/2036	377,062	354,946
3.00%, 8/1/2036	687,388	655,975
3.00%, 3/1/2043	417,709	385,263
3.00% 4/1/2043	691,304	637,607
3.00% 7/1/2043	256,924	236,967
3.00%, 8/1/2043	116,239	107,210
3.00%, 9/1/2043	172,898	159,468
3.00%, 10/1/2043	129,143	119,111
3.00%, 6/1/2045	399,538	366,212
3.00% 8/1/2045	1,300,128	1,196,181
3.00%, 4/1/2046	584,439	535,451
3.00%, 9/1/2046	433,229	396,916
3.00%, 10/1/2046	2,369,226	2,170,638
3.00%, 11/1/2046	478,097	438,023
3.00%, 12/1/2046	1,459,377	1,337,053
3.00%, 2/1/2047	1,391,212	1,274,601
3.00%, 7/1/2047	3,071,294	2,811,054
3.00%, 12/1/2047	2,578,630	2,361,732
3.00%, 1/1/2048	695,463	636,965
3.00%, 2/1/2048	1,449,712	1,327,772
3.00%, 3/1/2048	72,679	66,566
3.00%, 10/1/2049	1,652,873	1,495,985

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/1/2049	$1,259,045	$1,139,538
3.00%, 1/1/2050	3,538,466	3,202,600
3.00%, 2/1/2050	3,866,804	3,499,773
3.00% 4/1/2050	6,423,890	5,815,084
3.00%, 5/1/2050	150,775	137,041
3.00%, 6/1/2051	4,599,658	4,135,064
3.00%, 3/1/2052	11,479,138	10,293,046
3.50%, 5/1/2026	184,745	180,403
3.50%, 1/1/2029	40,875	40,080
3.50%, 11/1/2029	140,185	137,379
3.50%, 2/1/2030	94,422	92,532
3.50%, 3/1/2032	142,815	139,482
3.50%, 6/1/2033	314,374	306,724
3.50%, 1/1/2034	726,078	708,410
3.50%, 3/1/2038	699,307	670,663
3.50%, 10/1/2041	81,920	77,702
3.50%, 11/1/2041	1,791	1,710
3.50%, 12/1/2041	182,974	173,717
3.50%, 4/1/2043	157,315	149,714
3.50% 5/1/2043	260,824	248,226
3.50% 8/1/2043	460,875	438,625
3.50%, 6/1/2044	91,817	86,976
3.50%, 8/1/2044	186,107	176,295
3.50%, 10/1/2044	106,484	100,870
3.50%, 11/1/2044	165,618	156,886
3.50%, 12/1/2044	146,567	138,840
3.50%, 1/1/2045	176,185	166,896
3.50%, 2/1/2045	242,127	229,362
3.50% 7/1/2045	3,169,032	3,011,100
3.50%, 10/1/2045	218,343	206,630
3.50% 12/1/2045	429,385	407,271
3.50%, 3/1/2046	463,272	437,027
3.50%, 5/1/2046	206,861	195,142
3.50%, 8/1/2046	1,251,039	1,183,924
3.50%, 9/1/2046	2,648,434	2,498,395
3.50%, 12/1/2046	342,445	323,045
3.50%, 4/1/2047	38,698	36,477
3.50%, 9/1/2047	1,790,834	1,688,023
3.50%, 10/1/2047	252,729	238,220
3.50%, 11/1/2047	137,486	129,593
3.50%, 12/1/2047	370,332	349,072
3.50%, 1/1/2048	660,393	622,480
3.50%, 2/1/2048	1,747,799	1,647,459
3.50%, 7/1/2048	353,945	333,512
3.50%, 11/1/2048	962,050	906,514
3.50%, 6/1/2049	1,234,503	1,158,453
3.50%, 7/1/2049	743,348	697,555
3.50%, 9/1/2049	5,660,076	5,367,416
3.50%, 3/1/2050	3,047,364	2,859,637
3.50%, 5/1/2051	4,638,148	4,352,424
3.50%, 9/1/2052	7,475,638	6,939,208
4.00%, 4/1/2024	3,586	3,549
4.00%, 5/1/2025	6,086	5,997
4.00%, 6/1/2025	14,695	14,475
4.00%, 8/1/2025	2,907	2,863
Security Description	Principal Amount	Value
4.00%, 9/1/2025	$3,033	$2,985
4.00%, 6/1/2026	45,241	44,514
4.00%, 7/1/2029	1,062,652	1,044,685
4.00%, 8/1/2039	65,730	64,416
4.00%, 10/1/2040	78,790	77,209
4.00% 12/1/2040	166,142	163,190
4.00%, 8/1/2041	12,410	12,161
4.00%, 12/1/2041	242,542	237,679
4.00%, 4/1/2042	162,332	159,077
4.00%, 6/1/2042	358,087	350,863
4.00%, 12/1/2043	79,791	78,229
4.00% 5/1/2044	181,662	177,583
4.00%, 7/1/2044	263,277	257,366
4.00%, 12/1/2044	94,938	92,806
4.00%, 4/1/2045	194,416	189,907
4.00%, 5/1/2045	1,063,542	1,042,215
4.00%, 10/1/2045	289,049	282,345
4.00%, 11/1/2045	1,389,553	1,356,021
4.00%, 1/1/2046	211,586	206,678
4.00%, 3/1/2046	153,003	149,568
4.00%, 1/1/2047	3,458,981	3,369,176
4.00%, 9/1/2047	141,155	137,269
4.00%, 11/1/2047	847,364	824,038
4.00%, 12/1/2047	338,525	329,206
4.00%, 1/1/2048	492,199	478,650
4.00%, 4/1/2048	752,245	730,440
4.00% 5/1/2048	1,173,013	1,139,011
4.00%, 7/1/2048	811,073	787,563
4.00%, 10/1/2048	1,405,736	1,364,988
4.00%, 12/1/2048	683,180	663,376
4.00%, 9/1/2049	713,075	690,319
4.00%, 6/1/2050	980,910	949,556
4.00%, 2/1/2051	1,624,752	1,572,903
4.50%, 10/1/2024	2,634	2,613
4.50%, 2/1/2039	1,102	1,107
4.50%, 6/1/2039	72,427	72,758
4.50%, 9/1/2039	55,312	55,564
4.50%, 12/1/2039	34,372	34,528
4.50%, 2/1/2040	19,797	19,895
4.50%, 3/1/2040	17,604	17,691
4.50%, 6/1/2040	679	683
4.50%, 12/1/2040	203,603	204,610
4.50%, 4/1/2041	3,556	3,573
4.50%, 7/1/2041	119,231	119,791
4.50%, 8/1/2041	8,962	9,004
4.50%, 9/1/2041	40,845	41,037
4.50%, 10/1/2041	331,873	333,515
4.50%, 10/1/2043	4,360	4,428
4.50%, 8/1/2044	5,955	5,974
4.50%, 9/1/2044	154,515	155,005
4.50%, 4/1/2047	46,894	46,826
4.50%, 10/1/2047	47,885	47,816
4.50%, 12/1/2047	139,388	139,186
4.50% 1/1/2048	456,105	455,443
4.50%, 5/1/2048	558,950	555,711

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2048	$182,006	$180,951
4.50%, 7/1/2048	491,394	489,023
4.50%, 12/1/2048	320,291	318,746
4.50%, 3/1/2049	446,443	444,290
4.50%, 7/1/2049	2,799,014	2,777,567
4.50%, 12/1/2052	6,513,603	6,440,139
5.00%, 10/1/2033	4,704	4,809
5.00%, 11/1/2035	6,375	6,547
5.00%, 4/1/2036	15,216	15,628
5.00% 12/1/2036	1,436	1,476
5.00% 2/1/2038	108,444	111,668
5.00% 3/1/2038	64,593	66,501
5.00%, 6/1/2038	19,547	20,133
5.00% 11/1/2038	164,724	169,599
5.00%, 1/1/2039	24,561	25,298
5.00%, 2/1/2039	53,195	54,792
5.00%, 3/1/2039	167,723	173,034
5.00%, 10/1/2039	15,430	15,893
5.00%, 2/1/2040	37,853	39,064
5.00%, 7/1/2048	642,219	650,247
5.00%, 9/1/2048	140,909	142,670
5.00%, 11/1/2048	621,388	628,472
5.00%, 3/1/2049	248,656	251,765
5.00%, 3/1/2050	712,935	720,806
5.00%, 10/1/2052	2,556,015	2,572,861
5.00% 12/1/2052	4,313,264	4,342,101
5.00%, 2/1/2053	15,140,013	15,092,193
5.50%, 5/1/2023	69	68
5.50%, 12/1/2023	340	338
5.50%, 11/1/2026	12,219	12,252
5.50%, 6/1/2027	3,705	3,729
5.50%, 4/1/2028	5,741	5,795
5.50%, 7/1/2028	9,333	9,442
5.50%, 7/1/2033	592	615
5.50% 1/1/2037	44,684	46,495
5.50%, 9/1/2037	295	309
5.50%, 11/1/2037	2,874	3,016
5.50%, 1/1/2038	28,425	29,828
5.50%, 4/1/2038	99,279	104,077
5.50% 7/1/2038	125,958	132,047
5.50%, 10/1/2038	2,571	2,695
5.50%, 12/1/2052	1,317,721	1,355,919
5.50%, 2/1/2053	3,411,234	3,445,712
6.00%, 2/1/2028	118	120
6.00%, 11/1/2029	686	708
6.00%, 8/1/2031	2,649	2,765
6.00%, 10/1/2032	2,953	3,110
6.00%, 11/1/2032	2,653	2,794
6.00%, 12/1/2032	1,426	1,502
6.00% 1/1/2033	5,377	5,662
6.00% 2/1/2033	2,505	2,620
6.00%, 3/1/2033	2,913	3,068
6.00%, 6/1/2033	3,407	3,591
6.00%, 3/1/2036	4,929	5,220
6.00%, 8/1/2036	25,321	26,811
Security Description	Principal Amount	Value
6.00%, 1/1/2037	$2,767	$2,930
6.00%, 12/1/2037	2,278	2,414
6.00%, 10/1/2038	1,690	1,791
6.00%, 3/1/2040	1,492	1,581
6.00%, 5/1/2040	254,278	269,501
6.25%, 7/15/2032 (b)	2,558,000	3,048,420
6.50%, 12/1/2030	489	517
6.50%, 8/1/2031	2,157	2,280
6.50%, 12/1/2031	1,737	1,836
6.50% 7/1/2032	511	545
6.50%, 11/1/2037	22,386	24,041
6.50%, 2/1/2038	4,698	5,046
6.50%, 9/1/2038	71,332	76,606
6.50%, 9/1/2039	33,731	36,211
6.50%, 2/1/2053	1,953,946	2,016,108
6.75%, 3/15/2031	1,101,000	1,319,361
7.00%, 7/1/2029	16,568	17,091
7.00%, 1/1/2030	402	421
7.00%, 4/1/2030	102	106
7.00%, 2/1/2031	378	384
7.00%, 9/1/2031	4,674	4,886
7.50%, 3/1/2028	4,301	4,449
COR, 2.00%, 3/1/2042	1,682,267	1,439,205
COR, 3.50%, 10/1/2037	1,715,410	1,658,330
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K041, Class A2, 3.17%, 10/25/2024	750,000	732,686
Series K046, Class A2, 3.21%, 3/25/2025	4,000,000	3,890,033
Series K049, Class A2, 3.01%, 7/25/2025	350,000	338,787
Series K053, Class A2, 3.00%, 12/25/2025	350,000	337,597
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	953,945
Series K064, Class A2, 3.22%, 3/25/2027	800,000	770,073
Series K067, Class AM, 3.28%, 8/25/2027	500,000	479,359
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,437,130
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,442,537
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,942,410
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,133,668
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	520,545
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,173,957
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	785,723
Series K087, Class A2, 3.77%, 12/25/2028	270,000	263,992

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K089, Class A2, 3.56%, 1/25/2029	$2,500,000	$2,416,226
Series K092, Class A2, 3.30%, 4/25/2029	500,000	475,679
Series K093, Class A2, 2.98%, 5/25/2029	500,000	467,390
Series K094, Class A2, 2.90%, 6/25/2029	531,291	493,484
Series K101, Class A2, 2.52%, 10/25/2029	500,000	452,043
Series K108, Class A2, 1.52%, 3/25/2030	888,889	747,155
Series K109, Class A2, 1.56%, 4/25/2030	600,000	504,195
Series K110, Class A2, 1.48%, 4/25/2030	160,714	134,439
Series K114, Class A2, 1.37%, 6/25/2030	250,000	205,583
Series K115, Class A2, 1.38%, 6/25/2030	500,000	411,853
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,939,364
Series K121, Class A2, 1.55%, 10/25/2030	340,000	280,668
Series K123, Class A2, 1.62%, 12/25/2030	233,333	193,375
Series K128, Class A2, 2.02%, 3/25/2031	650,000	553,758
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	835,529
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,281,349
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	796,694
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	520,294
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	391,444
Series K730, Class A2, 3.59%, 1/25/2025 (c)	961,134	942,517
Series K735, Class A2, 2.86%, 5/25/2026	495,353	474,828
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,178,987
Series K743, Class A2, 1.77%, 5/25/2028	500,000	444,799
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,349,229
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	189,978
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,573,678
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	386,524
Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.38%, 8/25/2025	$3,489,000	$3,195,191
0.63%, 4/22/2025	785,000	730,599
0.75%, 10/8/2027 (b)	2,568,000	2,250,133
0.88%, 8/5/2030 (b)	6,015,000	4,902,466
1.50%, 7/1/2036	11,935,030	10,517,666
1.50%, 3/1/2037	15,724,085	13,826,523
1.50%, 4/1/2037	4,160,586	3,658,492
1.50%, 1/1/2042	3,710,525	3,051,888
1.50%, 11/1/2050	170,540	134,094
1.50%, 3/1/2051	108,292	85,293
1.50%, 7/1/2051	1,270,438	1,000,237
1.50%, 10/1/2051	13,011,819	10,239,083
1.50%, 11/1/2051	16,286,165	12,814,017
1.63%, 10/15/2024 (b)	550,000	528,456
1.63%, 1/7/2025	2,100,000	2,007,600
1.88%, 9/24/2026	816,000	764,135
2.00%, 9/1/2035	5,641,651	5,111,610
2.00%, 10/1/2035	194,495	176,108
2.00%, 11/1/2035	5,153,855	4,669,643
2.00%, 12/1/2035	3,498,843	3,170,121
2.00%, 1/1/2036	221,907	201,059
2.00%, 2/1/2036	5,671,529	5,138,680
2.00% 4/1/2036	287,382	259,981
2.00% 6/1/2036	11,344,483	10,263,421
2.00%, 12/1/2036	11,016,047	9,966,283
2.00%, 5/1/2037	3,356,148	3,029,516
2.00%, 8/1/2040	620,524	530,586
2.00%, 10/1/2040	1,396,374	1,193,613
2.00%, 11/1/2040	3,564,723	3,046,249
2.00%, 12/1/2040	2,928,895	2,502,315
2.00%, 2/1/2041	1,567,086	1,338,508
2.00%, 10/1/2041	6,137,939	5,237,464
2.00%, 11/1/2041	7,175,915	6,121,476
2.00%, 2/1/2042	3,872,534	3,300,718
2.00%, 5/1/2042	2,165,809	1,851,995
2.00%, 6/1/2050	632,162	526,879
2.00% 8/1/2050	13,406,413	11,161,323
2.00% 9/1/2050	3,855,739	3,241,346
2.00%, 10/1/2050	23,232,175	19,334,141
2.00%, 11/1/2050	298,227	251,051
2.00%, 12/1/2050	238,147	198,022
2.00% 1/1/2051	19,346,898	16,066,691
2.00% 2/1/2051	11,057,177	9,189,877
2.00% 3/1/2051	8,703,291	7,231,514
2.00% 4/1/2051	17,316,657	14,379,937
2.00% 5/1/2051	12,228,130	10,149,544
2.00%, 7/1/2051	17,599,181	14,594,931
2.00%, 9/1/2051	156,071	130,339
2.00%, 11/1/2051	31,007,219	25,675,632
2.00%, 12/1/2051	246,987	206,531
2.00% 1/1/2052	15,686,706	12,965,658
2.00% 3/1/2052	26,584,768	21,992,884
2.13%, 4/24/2026	900,000	854,712

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50% 3/1/2028	$179,684	$173,040
2.50%, 7/1/2028	201,320	193,876
2.50% 8/1/2028	555,821	535,269
2.50%, 10/1/2028	141,067	135,851
2.50%, 3/1/2029	488,094	466,616
2.50%, 2/1/2030	231,991	221,504
2.50%, 5/1/2030	371,322	351,119
2.50% 7/1/2030	1,770,801	1,703,155
2.50%, 2/1/2031	430,670	407,238
2.50%, 6/1/2032	6,253,119	5,889,670
2.50%, 12/1/2032	718,212	670,029
2.50%, 1/1/2033	1,119,066	1,043,992
2.50%, 12/1/2033	2,092,156	1,978,326
2.50% 2/1/2035	4,971,283	4,662,776
2.50%, 8/1/2035	1,802,954	1,678,933
2.50%, 3/1/2036	222,358	206,433
2.50%, 5/1/2036	1,449,741	1,345,913
2.50%, 4/1/2038	943,441	870,245
2.50%, 2/1/2040	434,956	385,096
2.50%, 5/1/2040	1,416,591	1,252,858
2.50%, 7/1/2041	5,146,327	4,550,403
2.50%, 4/1/2042	3,757,257	3,321,297
2.50%, 10/1/2042	193,078	171,749
2.50% 11/1/2049	7,224,272	6,298,071
2.50%, 1/1/2050	2,431,247	2,119,544
2.50%, 6/1/2050	4,298,835	3,736,286
2.50% 7/1/2050	6,436,509	5,594,223
2.50%, 8/1/2050	6,578,600	5,715,678
2.50%, 10/1/2050	15,901,000	13,805,381
2.50%, 11/1/2050	547,181	474,897
2.50% 4/1/2051	22,278,451	19,305,732
2.50%, 5/1/2051	184,173	160,571
2.50%, 7/1/2051	16,251,226	14,046,717
2.50%, 8/1/2051	13,726,644	11,858,206
2.50%, 9/1/2051	9,598,357	8,287,381
2.50% 10/1/2051	34,991,430	30,197,163
2.50%, 12/1/2051	177,415	154,012
2.50%, 1/1/2052	229,756	198,552
2.50%, 3/1/2052	19,111,735	16,465,093
2.63%, 9/6/2024 (b)	353,000	344,546
3.00%, 8/1/2027	90,911	88,076
3.00%, 11/1/2028	257,505	248,720
3.00%, 6/1/2029	77,839	75,140
3.00% 8/1/2029	313,570	302,696
3.00%, 9/1/2029	109,595	105,794
3.00%, 6/1/2030	160,028	154,406
3.00%, 9/1/2030	33,614	32,434
3.00%, 11/1/2030	80,836	77,996
3.00%, 12/1/2030	293,920	283,596
3.00%, 4/1/2031	171,645	164,378
3.00%, 6/1/2032	1,441,481	1,380,506
3.00%, 10/1/2032	410,790	393,414
3.00%, 1/1/2033	295,768	283,257
3.00%, 2/1/2033	634,091	607,269
3.00%, 2/1/2034	675,360	645,737
Security Description	Principal Amount	Value
3.00%, 8/1/2034	$3,511,634	$3,343,167
3.00%, 2/1/2035	128,808	122,487
3.00%, 3/1/2035	104,808	99,021
3.00%, 6/1/2035	793,261	755,205
3.00%, 2/1/2036	277,106	261,805
3.00%, 11/1/2036	3,050,250	2,868,726
3.00%, 1/1/2037	792,003	744,871
3.00%, 9/1/2037	616,633	579,859
3.00%, 1/1/2038	1,089,965	1,024,963
3.00%, 2/1/2038	2,351,164	2,228,144
3.00% 6/1/2042	2,052,223	1,876,858
3.00%, 12/1/2042	198,649	183,131
3.00% 1/1/2043	569,693	525,190
3.00%, 2/1/2043	7,663	7,064
3.00% 3/1/2043	686,715	632,754
3.00% 4/1/2043	173,796	160,139
3.00% 5/1/2043	1,143,774	1,053,898
3.00% 6/1/2043	835,240	769,608
3.00% 7/1/2043	928,116	855,185
3.00%, 8/1/2043	441,169	406,706
3.00%, 2/1/2044	3,372,455	3,107,453
3.00%, 5/1/2045	3,214,309	2,961,733
3.00%, 6/1/2045	29,998	27,470
3.00%, 8/1/2045	4,780,041	4,404,433
3.00%, 9/1/2045	305,719	279,953
3.00% 11/1/2045	643,358	589,137
3.00% 5/1/2046	755,867	691,817
3.00%, 8/1/2046	653,100	597,758
3.00%, 9/1/2046	668,111	611,497
3.00%, 10/1/2046	259,563	237,569
3.00% 11/1/2046	2,721,574	2,504,009
3.00% 1/1/2047	2,387,005	2,184,738
3.00% 3/1/2047	2,389,231	2,187,803
3.00%, 7/1/2047	2,100,846	1,922,828
3.00% 10/1/2047	2,691,850	2,463,685
3.00% 12/1/2047	3,789,257	3,468,170
3.00% 2/1/2048	2,602,135	2,381,040
3.00% 12/1/2049	9,639,954	8,724,478
3.00%, 1/1/2050	1,834,146	1,660,025
3.00%, 7/1/2050	3,951,938	3,575,094
3.00% 9/1/2050	13,377,451	12,096,636
3.00%, 1/1/2051	11,805,523	10,753,740
3.00%, 9/1/2051	7,649,006	6,870,483
3.00%, 1/1/2052	13,972,509	12,536,149
3.00%, 2/1/2052	5,203,258	4,686,505
3.00%, 4/1/2052	3,390,147	3,039,980
3.00%, 5/1/2052	8,819,906	7,907,190
3.50%, 10/1/2025	21,492	21,041
3.50%, 11/1/2025	29,635	28,998
3.50%, 3/1/2026	20,095	19,649
3.50%, 1/1/2027	95,888	93,748
3.50%, 5/1/2029	63,051	61,731
3.50%, 1/1/2030	85,532	83,741
3.50%, 3/1/2031	314,561	307,770
3.50%, 6/1/2033	634,217	618,200

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2034	$266,777	$258,842
3.50%, 7/1/2034	490,990	476,386
3.50%, 11/1/2034	1,659,887	1,610,515
3.50%, 2/1/2037	233,833	226,027
3.50%, 2/1/2038	161,145	154,531
3.50%, 4/1/2038	707,105	672,988
3.50%, 5/1/2038	259,798	247,263
3.50%, 12/1/2040	252,066	238,967
3.50%, 6/1/2041	60,917	57,752
3.50%, 11/1/2041	60,033	56,940
3.50% 12/1/2041	8,673	8,227
3.50%, 1/1/2042	101,849	97,463
3.50%, 3/1/2042	195,133	186,110
3.50%, 4/1/2042	22,633	21,510
3.50%, 5/1/2042	552,075	524,693
3.50%, 8/1/2042	232,355	220,830
3.50% 10/1/2042	319,610	303,758
3.50%, 1/1/2043	92,499	87,911
3.50%, 4/1/2043	52,158	49,591
3.50%, 5/1/2043	71,991	68,449
3.50%, 7/1/2043	283,282	269,343
3.50%, 12/1/2043	63,890	60,746
3.50% 1/1/2044	9,556,172	9,082,305
3.50%, 10/1/2044	161,158	152,517
3.50% 1/1/2045	260,904	246,914
3.50% 2/1/2045	6,952,972	6,608,113
3.50%, 4/1/2045	288,613	272,864
3.50%, 5/1/2045	34,206	32,339
3.50%, 6/1/2045	53,132	50,232
3.50% 8/1/2045	618,721	585,835
3.50% 11/1/2045	1,680,525	1,588,820
3.50% 12/1/2045	1,444,237	1,365,427
3.50%, 1/1/2046	485,551	459,055
3.50% 2/1/2046	2,751,034	2,599,703
3.50% 10/1/2046	703,538	663,020
3.50%, 11/1/2046	38,121	35,926
3.50%, 2/1/2047	186,436	175,699
3.50% 5/1/2047	3,198,778	3,018,516
3.50% 7/1/2047	1,574,443	1,496,500
3.50%, 10/1/2047	163,922	154,356
3.50% 11/1/2047	8,362,724	7,878,688
3.50% 12/1/2047	8,975,619	8,492,415
3.50% 1/1/2048	2,178,163	2,051,051
3.50% 2/1/2048	2,821,874	2,658,956
3.50%, 6/1/2048	1,009,262	950,098
3.50%, 8/1/2048	126,813	119,379
3.50%, 9/1/2048	311,128	292,889
3.50%, 11/1/2048	641,395	604,456
3.50%, 7/1/2049	1,698,497	1,593,879
3.50%, 8/1/2049	1,263,882	1,186,034
3.50%, 2/1/2050	3,209,715	3,042,426
3.50%, 6/1/2050	1,746,664	1,635,260
3.50%, 12/1/2051	5,911,287	5,501,326
3.50%, 6/1/2052	8,385,480	7,784,850
4.00%, 4/1/2024	5,540	5,479
Security Description	Principal Amount	Value
4.00%, 1/1/2025	$8,771	$8,646
4.00%, 1/1/2026	11,285	11,101
4.00% 2/1/2026	19,715	19,380
4.00%, 3/1/2026	11,352	11,156
4.00%, 4/1/2026	13,532	13,290
4.00%, 12/1/2034	148,758	147,468
4.00%, 3/1/2037	369,496	366,020
4.00%, 3/1/2038	378,397	374,929
4.00%, 6/1/2038	227,196	225,114
4.00%, 8/1/2039	193,205	189,155
4.00%, 9/1/2039	70,209	68,738
4.00%, 9/1/2040	1,765,141	1,728,063
4.00% 12/1/2040	379,738	371,761
4.00% 1/1/2041	96,358	94,335
4.00%, 3/1/2041	235,215	230,276
4.00%, 12/1/2041	258,118	252,697
4.00%, 1/1/2042	111,907	109,716
4.00%, 2/1/2042	38,350	37,541
4.00%, 9/1/2043	42,697	41,788
4.00%, 10/1/2043	213,581	209,031
4.00%, 12/1/2043	31,066	30,404
4.00%, 5/1/2044	641,288	627,818
4.00%, 6/1/2044	151,463	147,923
4.00% 7/1/2044	997,244	975,727
4.00%, 9/1/2044	100,842	98,485
4.00% 10/1/2044	196,665	192,067
4.00%, 12/1/2044	154,034	150,434
4.00%, 1/1/2045	486,737	476,464
4.00%, 3/1/2045	175,441	171,209
4.00%, 5/1/2045	272,583	266,007
4.00%, 6/1/2045	388,150	379,076
4.00%, 7/1/2045	218,192	212,928
4.00%, 9/1/2045	283,037	276,208
4.00%, 12/1/2045	164,554	160,584
4.00%, 2/1/2046	62,155	60,655
4.00%, 4/1/2046	191,375	186,404
4.00%, 10/1/2046	1,164,625	1,140,169
4.00%, 11/1/2046	240,230	233,991
4.00% 4/1/2047	2,722,594	2,647,057
4.00%, 7/1/2047	66,698	64,799
4.00%, 8/1/2047	284,802	276,693
4.00%, 9/1/2047	1,517,438	1,474,233
4.00%, 12/1/2047	2,981,355	2,896,468
4.00%, 1/1/2048	1,157,385	1,124,431
4.00%, 2/1/2048	488,545	474,635
4.00%, 5/1/2048	61,210	59,377
4.00% 6/1/2048	2,295,907	2,227,172
4.00%, 7/1/2048	479,132	464,787
4.00%, 8/1/2048	738,106	716,009
4.00%, 9/1/2048	1,032,791	1,001,871
4.00%, 10/1/2048	2,901,840	2,831,831
4.00% 11/1/2048	2,416,340	2,346,000
4.00%, 1/1/2049	1,952,860	1,911,644
4.00%, 3/1/2049	239,689	232,040
4.00%, 5/1/2049	702,936	680,504

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2049	$5,463,560	$5,321,668
4.00%, 7/1/2049	811,298	785,409
4.00%, 8/1/2049	1,358,877	1,318,194
4.00%, 2/1/2050	503,254	487,194
4.00%, 7/1/2050	981,356	951,976
4.00%, 3/1/2051	6,085,551	5,891,352
4.00%, 7/1/2052	3,507,294	3,382,974
4.00% 8/1/2052	10,115,767	9,715,227
4.00%, 10/1/2052	9,564,196	9,140,780
4.50%, 4/1/2023	811	811
4.50%, 8/1/2023	1	1
4.50%, 4/1/2031	85,138	85,560
4.50%, 10/1/2033	25,605	25,707
4.50%, 4/1/2039	169,607	170,216
4.50%, 7/1/2039	11,796	11,838
4.50%, 9/1/2039	35,669	35,797
4.50%, 12/1/2039	7,099	7,124
4.50%, 4/1/2040	186,330	187,072
4.50%, 10/1/2040	86,389	86,733
4.50%, 11/1/2040	72,319	72,607
4.50% 2/1/2041	208,561	209,338
4.50%, 5/1/2041	108,722	109,155
4.50%, 1/1/2042	407,396	408,914
4.50%, 9/1/2043	84,811	85,143
4.50% 12/1/2043	268,197	269,249
4.50%, 1/1/2044	31,599	31,723
4.50%, 2/1/2044	121,380	121,856
4.50% 6/1/2044	226,111	226,712
4.50%, 3/1/2046	419,493	421,164
4.50%, 9/1/2047	87,117	86,906
4.50%, 11/1/2047	702,379	700,678
4.50%, 1/1/2048	85,346	85,139
4.50%, 2/1/2048	2,416,068	2,410,216
4.50% 4/1/2048	3,959,730	3,972,440
4.50%, 6/1/2048	2,614,862	2,608,529
4.50% 8/1/2048	1,609,854	1,600,528
4.50%, 11/1/2048	1,308,027	1,300,450
4.50%, 12/1/2048	364,581	362,469
4.50% 1/1/2049	807,971	803,290
4.50%, 5/1/2049	756,987	752,602
4.50%, 3/1/2050	1,981,023	1,965,841
4.50%, 9/1/2050	3,625,013	3,604,012
4.50%, 8/1/2052	16,466,161	16,123,444
5.00%, 5/1/2024	5,245	5,206
5.00%, 11/1/2033	772	788
5.00%, 5/1/2034	22,569	23,094
5.00%, 7/1/2034	4,377	4,478
5.00%, 2/1/2035	13,562	13,877
5.00%, 7/1/2035	194,660	199,182
5.00%, 7/1/2040	69,242	71,381
5.00%, 1/1/2042	284,921	293,719
5.00%, 3/1/2042	210,702	217,208
5.00%, 12/1/2043	54,913	56,497
5.00%, 7/1/2044	213,076	217,659
5.00%, 6/1/2048	310,303	313,839
Security Description	Principal Amount	Value
5.00%, 9/1/2048	$815,876	$825,171
5.00%, 8/1/2049	566,804	573,261
5.00%, 10/1/2049	720,347	728,554
5.00%, 10/1/2052	1,856,662	1,863,411
5.50% 10/1/2034	21,104	21,925
5.50%, 2/1/2035	46,693	48,511
5.50%, 7/1/2035	86,183	89,814
5.50%, 4/1/2036	41,391	43,135
5.50% 6/1/2038	25,220	26,410
5.50%, 12/1/2038	99,688	104,495
5.50%, 12/1/2039	139,753	146,346
5.50%, 9/1/2040	11,864	12,424
5.50%, 7/1/2041	153,489	160,895
5.50%, 5/1/2044	1,968,062	2,050,990
5.50%, 12/1/2052	1,891,913	1,932,107
5.50%, 2/1/2053	1,862,453	1,905,523
5.63%, 7/15/2037	792,000	922,363
6.00%, 7/1/2029	2,114	2,182
6.00%, 8/1/2029	686	709
6.00%, 2/1/2037	79,783	84,389
6.00%, 6/1/2037	41,286	43,712
6.00%, 10/1/2039	120,414	127,367
6.00%, 4/1/2040	154,173	163,239
6.00%, 2/1/2053	5,485,733	5,597,292
6.25%, 5/15/2029	530,000	600,967
6.50%, 9/1/2031	7,677	8,107
6.50%, 7/1/2032	2,608	2,780
6.50%, 7/1/2036	8,735	9,370
6.50%, 10/1/2037	7,712	8,274
6.63%, 11/15/2030	2,025,000	2,399,726
7.00%, 9/1/2029	6,970	7,213
7.00%, 9/1/2031	53	56
7.00%, 10/1/2031	67	70
7.00%, 9/1/2032	24,939	26,425
7.00%, 10/1/2032	677	732
7.13%, 1/15/2030	825,000	988,069
7.25%, 5/15/2030	927,000	1,125,054
7.50%, 2/1/2031	2,648	2,709
7.50%, 3/1/2031	129	139
7.50%, 7/1/2031	153	154
7.50% 8/1/2031	3,507	3,631
7.50%, 9/1/2031	8,665	9,055
COR, 3.00%, 5/1/2040	1,036,261	946,924
2.00%, 10/1/2051	21,507,474	17,795,688
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	381,583	362,750
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	712,952	675,957
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	773,210	749,746
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	424,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M42, Class A2, 1.27%, 7/25/2030	$200,000	$162,903
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	828,924
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,455,000	1,180,135
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	287,748
TBA, 2.00%, 4/15/2038 (g)	5,900,000	5,327,364
TBA, 2.00%, 4/15/2053 (g)	7,500,000	6,196,950
TBA, 2.50%, 4/15/2038 (g)	1,700,000	1,577,008
TBA, 2.50%, 4/15/2053 (g)	14,750,000	12,709,028
TBA, 3.00%, 4/15/2053 (g)	4,850,000	4,347,739
TBA, 3.50%, 4/15/2038 (g)	4,300,000	4,158,629
TBA, 3.50%, 4/15/2053 (g)	5,700,000	5,292,142
TBA, 4.00%, 4/15/2038 (g)	1,500,000	1,476,672
TBA, 4.00%, 4/15/2053 (g)	10,750,000	10,276,097
TBA, 4.50%, 4/15/2038	2,000,000	1,994,124
TBA, 4.50%, 4/15/2053 (g)	10,850,000	10,625,850
TBA, 5.00%, 4/15/2053 (g)	10,350,000	10,318,029
TBA, 5.50%, 4/15/2053	13,250,000	13,382,632
TBA, 6.00%, 4/15/2053	8,200,000	8,366,788
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	603,631
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	49,848
Federal National Mortgage Association-Aces:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	76,111	74,324
Series 2017-M14, Class A2, 2.87%, 11/25/2027 (c)	591,936	559,908
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	521,347	498,746
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,933,840	1,752,402
Series 2019-M22, Class A2, 2.52%, 8/25/2029	537,451	487,997
Series 2019-M5, Class A2, 3.27%, 2/25/2029	492,509	468,921
Series 2019-M9, Class A2, 2.94%, 6/25/2029	641,103	599,850
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,262,759
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	653,238
Security Description	Principal Amount	Value
Series 2017-M15, Class ATS2, VRN, 3.15%, 11/25/2027 (c)	$598,642	$573,700
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	92,459	88,039
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,882,176
Government National Mortgage Association:
2.00%, 12/20/2050	2,087,650	1,777,254
2.00%, 1/20/2051	15,973,943	13,598,907
2.00%, 2/20/2051	190,532	162,459
2.00%, 4/20/2051	10,602,721	9,033,958
2.00%, 5/20/2051	11,145,400	9,492,890
2.00%, 6/20/2051	12,065,217	10,272,589
2.00%, 9/20/2051	11,011,006	9,364,778
2.00%, 12/20/2051	12,168,061	10,337,535
2.00%, 1/20/2052	11,297,589	9,594,514
2.00%, 4/20/2052	7,768,296	6,590,554
2.50%, 2/20/2043	1,033,846	927,020
2.50%, 12/20/2049	634,712	562,775
2.50%, 7/20/2050	2,550,164	2,254,543
2.50%, 8/20/2050	4,902,831	4,334,482
2.50%, 10/20/2050	7,676,368	6,786,503
2.50%, 1/20/2051	2,453,702	2,171,774
2.50%, 3/20/2051	160,589	141,953
2.50%, 4/20/2051	11,318,951	10,009,480
2.50%, 6/20/2051	202,669	178,664
2.50%, 7/20/2051	12,601,253	11,119,895
2.50%, 8/20/2051	8,122,879	7,166,047
2.50%, 9/20/2051	15,239,625	13,436,117
2.50%, 10/20/2051	11,299,125	9,956,954
2.50%, 11/20/2051	13,769,802	12,130,836
2.50%, 12/20/2051	204,190	179,939
2.50%, 3/20/2052	1,993,739	1,754,111
2.50%, 5/20/2052	4,756,095	4,184,065
3.00%, 10/20/2042	2,147,210	1,999,529
3.00% 12/15/2042	364,834	338,027
3.00% 12/20/2042	569,526	530,355
3.00%, 2/20/2043	607,959	566,145
3.00%, 3/15/2043	67,255	62,286
3.00%, 4/15/2043	127,720	118,284
3.00%, 4/20/2043	458,692	427,122
3.00%, 6/20/2043	311,313	289,887
3.00%, 11/20/2044	307,551	286,220
3.00%, 12/20/2044	115,635	107,615
3.00%, 3/20/2045	120,200	111,247
3.00%, 4/20/2045	194,053	179,599
3.00%, 6/15/2045	47,009	43,197
3.00%, 8/15/2045	59,570	54,739
3.00%, 8/20/2045	326,531	302,209
3.00%, 1/20/2046	161,162	149,157
3.00%, 2/20/2046	2,503,757	2,331,430
3.00%, 4/20/2046	286,299	264,819

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/20/2046	$650,459	$601,657
3.00%, 6/20/2046	1,844,845	1,706,432
3.00%, 9/20/2046	582,163	538,485
3.00%, 10/20/2046	2,081,658	1,925,477
3.00%, 11/20/2046	333,428	308,412
3.00%, 1/20/2047	588,948	544,761
3.00%, 6/20/2047	197,214	182,324
3.00%, 7/20/2047	1,657,964	1,532,790
3.00%, 10/20/2047	1,140,996	1,054,852
3.00%, 11/20/2047	731,918	676,659
3.00%, 12/20/2047	682,983	631,419
3.00%, 1/20/2048	608,348	562,418
3.00%, 2/20/2048	700,020	647,170
3.00%, 3/20/2048	2,727,199	2,521,299
3.00%, 11/20/2049	4,324,594	3,972,181
3.00%, 12/20/2049	1,236,454	1,135,695
3.00%, 6/20/2050	5,632,852	5,168,222
3.00%, 7/20/2050	8,390,331	7,705,520
3.00%, 12/20/2050	5,198,828	4,766,785
3.00%, 8/20/2051	8,735,539	7,982,519
3.00%, 12/20/2051	7,349,948	6,708,178
3.00%, 4/20/2052	5,984,481	5,449,737
3.50%, 12/20/2041	502,909	483,304
3.50%, 2/15/2042	281,454	270,319
3.50%, 3/15/2042	30,471	29,265
3.50%, 6/20/2042	270,991	260,482
3.50%, 10/20/2042	63,685	61,156
3.50%, 1/20/2043	1,174,208	1,128,671
3.50%, 4/15/2043	66,012	63,409
3.50%, 4/20/2043	282,934	271,961
3.50%, 7/20/2043	774,595	744,321
3.50%, 10/20/2043	131,603	126,459
3.50%, 12/20/2043	52,648	50,591
3.50%, 1/15/2044	46,931	45,080
3.50%, 1/20/2044	106,703	102,533
3.50%, 3/20/2044	102,582	98,572
3.50%, 6/20/2044	4,056,113	3,893,262
3.50%, 9/20/2044	1,496,097	1,436,029
3.50%, 10/20/2044	179,479	172,273
3.50%, 12/20/2044	130,863	125,609
3.50%, 2/20/2045	99,403	95,412
3.50%, 3/20/2045	114,065	109,033
3.50% 4/20/2045	749,601	716,533
3.50%, 6/20/2045	684,283	654,096
3.50%, 10/20/2045	2,851,332	2,725,547
3.50%, 11/20/2045	68,597	65,571
3.50%, 1/20/2046	864,863	826,710
3.50%, 3/20/2046	543,955	519,959
3.50%, 4/20/2046	3,100,632	2,953,619
3.50%, 5/20/2046	477,662	455,014
3.50%, 10/20/2046	297,107	283,020
3.50%, 11/20/2046	1,831,719	1,744,870
3.50%, 2/20/2047	1,367,316	1,302,486
3.50%, 3/20/2047	277,682	264,371
3.50%, 5/20/2047	275,885	262,660
Security Description	Principal Amount	Value
3.50%, 6/20/2047	$164,936	$157,323
3.50%, 8/20/2047	243,444	231,774
3.50%, 9/20/2047	246,916	235,079
3.50%, 10/20/2047	207,958	197,989
3.50%, 11/20/2047	837,484	797,338
3.50%, 12/20/2047	3,200,764	3,047,329
3.50%, 1/20/2048	3,850,088	3,665,526
3.50%, 2/20/2048	1,006,268	958,031
3.50%, 3/20/2048	1,719,596	1,633,575
3.50%, 4/20/2048	1,014,471	965,840
3.50%, 6/20/2048	607,937	578,794
3.50%, 2/20/2049	246,124	234,232
3.50%, 5/20/2049	170,624	161,904
3.50%, 7/20/2049	55,697	52,836
3.50%, 9/20/2049	823,484	780,843
3.50%, 12/20/2049	349,489	331,298
3.50%, 3/20/2050	2,387,457	2,263,187
3.50%, 10/20/2050	1,516,092	1,437,383
3.50%, 2/20/2051	1,930,832	1,829,808
3.50%, 3/20/2051	383,436	363,426
3.50%, 6/20/2052	3,240,597	3,037,059
3.50%, 12/20/2052	6,330,551	5,932,938
4.00%, 4/15/2040	241,516	238,170
4.00%, 6/15/2040	14,793	14,588
4.00%, 7/15/2040	1,864	1,838
4.00%, 10/15/2040	14,042	13,847
4.00% 11/15/2040	103,514	102,081
4.00%, 11/15/2041	53,169	52,421
4.00%, 3/20/2044	37,148	36,532
4.00%, 4/20/2044	192,860	189,663
4.00%, 6/20/2044	181,679	178,667
4.00%, 8/20/2044	193,372	190,167
4.00%, 9/20/2044	155,997	153,411
4.00%, 10/20/2044	227,887	224,109
4.00%, 12/20/2044	199,496	196,189
4.00%, 2/20/2045	143,488	141,110
4.00%, 5/15/2045	110,064	107,566
4.00%, 7/20/2045	919,479	902,685
4.00%, 8/20/2045	114,317	112,229
4.00%, 9/20/2045	2,088,915	2,050,762
4.00%, 10/20/2045	165,269	162,251
4.00%, 11/20/2045	638,292	626,634
4.00%, 4/20/2046	100,980	99,135
4.00%, 5/20/2046	37,988	37,294
4.00%, 10/20/2046	71,493	69,850
4.00%, 2/20/2047	25,885	25,290
4.00%, 3/20/2047	285,266	278,707
4.00%, 4/20/2047	109,553	106,994
4.00%, 6/20/2047	808,083	789,202
4.00%, 7/20/2047	216,155	211,104
4.00%, 8/20/2047	359,829	351,421
4.00%, 9/20/2047	145,304	141,909
4.00%, 2/20/2048	1,060,160	1,036,209
4.00%, 3/20/2048	821,766	802,565
4.00%, 4/20/2048	2,884,806	2,811,447

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/20/2048	$371,188	$361,749
4.00%, 7/20/2048	236,485	230,471
4.00%, 8/20/2048	1,513,562	1,475,073
4.00%, 9/20/2048	400,655	390,467
4.00%, 5/20/2049	570,683	555,600
4.00%, 7/20/2049	2,431,070	2,366,819
4.00%, 5/20/2050	1,149,285	1,118,910
4.00%, 9/20/2052	4,437,437	4,268,869
4.00%, 10/20/2052	5,929,797	5,704,537
4.00%, 11/20/2052	3,515,925	3,382,363
4.50%, 3/15/2038	358	361
4.50%, 4/15/2039	1,274	1,284
4.50% 6/15/2039	59,158	59,643
4.50% 7/15/2039	41,242	41,581
4.50%, 2/15/2040	29,278	29,519
4.50%, 4/15/2040	184,078	185,556
4.50% 6/15/2040	113,897	114,812
4.50%, 8/15/2040	1,879	1,894
4.50%, 2/15/2041	19,258	19,414
4.50%, 3/15/2041	67,337	67,878
4.50%, 6/15/2041	49,654	50,057
4.50%, 9/20/2041	61,245	62,129
4.50%, 12/15/2041	26,749	26,967
4.50%, 1/15/2042	44,739	45,107
4.50%, 10/20/2043	35,489	35,863
4.50%, 4/20/2044	95,239	96,243
4.50%, 6/20/2044	80,917	81,770
4.50%, 11/20/2044	198,594	200,604
4.50%, 12/20/2044	63,754	64,399
4.50%, 7/20/2045	1,147,028	1,158,638
4.50%, 8/20/2045	98,458	99,454
4.50%, 9/20/2045	49,100	49,597
4.50%, 10/20/2045	184,390	186,256
4.50%, 4/20/2046	99,688	100,697
4.50%, 9/20/2047	72,897	72,790
4.50%, 11/20/2047	325,798	325,320
4.50%, 12/20/2047	279,255	278,844
4.50%, 1/20/2048	245,486	245,126
4.50%, 6/20/2048	583,630	582,774
4.50%, 7/20/2048	331,302	330,816
4.50%, 8/20/2048	982,530	981,089
4.50%, 10/20/2048	479,074	478,372
4.50%, 1/20/2049	892,870	890,169
4.50%, 7/20/2049	875,995	874,710
4.50%, 12/20/2052	7,948,220	7,827,449
4.50%, 1/20/2053	3,235,999	3,186,829
5.00% 12/15/2038	70,480	72,306
5.00% 4/15/2039	137,271	140,908
5.00% 5/15/2039	27,343	27,895
5.00%, 11/20/2041	362,122	373,106
5.00%, 5/20/2044	70,532	72,671
5.00%, 11/20/2044	63,396	65,311
5.00%, 1/20/2048	347,716	353,304
5.00%, 5/20/2048	368,733	374,600
5.00%, 7/20/2048	47,146	47,896
Security Description	Principal Amount	Value
5.00%, 9/20/2048	$259,427	$263,437
5.00%, 11/20/2048	254,921	258,861
5.00%, 1/20/2049	597,068	606,297
5.00%, 7/20/2049	116,870	118,730
5.50%, 6/15/2033	11,041	11,372
5.50%, 4/15/2037	822	867
5.50%, 6/15/2038	134,235	140,790
5.50%, 7/15/2038	85,145	90,057
5.50%, 8/15/2038	15,738	16,663
5.50%, 2/15/2039	21,434	22,729
5.50%, 5/20/2044	101,959	106,412
6.00%, 10/15/2032	14,472	14,975
6.00% 11/15/2032	5,235	5,406
6.00%, 9/15/2034	13,289	13,771
6.00%, 10/15/2036	158	166
6.00%, 8/15/2037	16,089	17,120
6.00%, 1/15/2038	9,061	9,503
6.00%, 4/15/2038	29,259	31,038
6.00%, 6/15/2041	53,230	56,420
6.00%, 1/20/2053	1,493,526	1,522,030
6.50%, 4/15/2024	49	49
6.50%, 7/15/2031	19,997	21,151
6.50%, 8/15/2031	2,447	2,514
7.00%, 12/15/2023	62	62
7.00%, 2/15/2028	904	924
7.00%, 6/15/2028	2,390	2,400
7.50%, 4/15/2024	249	249
7.50%, 1/15/2027	1,275	1,278
7.50%, 3/15/2027	248	248
7.50% 4/15/2027	4,107	4,156
7.50%, 7/15/2027	6,969	7,045
7.50%, 9/15/2027	3,601	3,646
7.50% 12/15/2027	2,055	2,077
7.50%, 10/15/2029	564	579
9.00%, 2/15/2025	97	97
TBA, 2.00%, 4/20/2053 (g)	1,750,000	1,485,419
TBA, 2.50%, 4/20/2053 (g)	4,250,000	3,740,153
TBA, 3.00%, 4/20/2053 (g)	5,325,000	4,843,833
TBA, 3.50%, 4/20/2053 (g)	3,900,000	3,656,457
TBA, 4.00%, 4/20/2053 (g)	3,500,000	3,368,305
TBA, 4.50%, 4/20/2053 (g)	8,950,000	8,815,965
TBA, 5.00%, 4/20/2053 (g)	13,600,000	13,612,920
TBA, 5.50%, 4/20/2053	7,950,000	8,040,153
TBA, 6.00%, 4/20/2053	4,400,000	4,481,752
Tennessee Valley Authority:
0.75%, 5/15/2025	326,000	303,010
2.88%, 9/15/2024	725,000	708,151
5.25%, 9/15/2039	1,746,000	1,864,117
5.88%, 4/1/2036	128,000	147,145
7.13%, 5/1/2030	66,000	78,437
Series B, 4.70%, 7/15/2033	1,336,000	1,388,051
Uniform Mortgage-Backed Security, TBA:
COR, 5.00%, 4/15/2038	1,000,000	1,007,304

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TBA, 3.00%, 4/15/2038 (g)	$1,500,000	$1,421,895
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,120,676,299)		1,908,464,887
U.S. TREASURY OBLIGATIONS — 40.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,588,141
1.13%, 8/15/2040	10,650,000	7,037,320
1.25%, 5/15/2050	3,494,200	2,032,096
1.38%, 11/15/2040	16,092,200	11,073,445
1.38%, 8/15/2050	16,301,200	9,793,455
1.63%, 11/15/2050	17,531,600	11,250,356
1.75%, 8/15/2041 (b)	24,248,700	17,553,785
1.88%, 2/15/2041	13,924,300	10,417,117
1.88%, 2/15/2051	22,956,000	15,685,404
1.88%, 11/15/2051	17,992,000	12,251,428
2.00%, 11/15/2041	19,850,000	14,974,344
2.00%, 2/15/2050	10,621,900	7,528,272
2.00%, 8/15/2051	14,927,100	10,500,282
2.25%, 5/15/2041	36,095,400	28,667,643
2.25%, 8/15/2049	4,000,000	3,006,875
2.25%, 2/15/2052	28,698,900	21,412,070
2.38%, 11/15/2049	3,267,000	2,524,268
2.38%, 5/15/2051	20,722,600	15,911,071
2.50%, 2/15/2045	3,699,000	2,950,530
2.50%, 2/15/2046	3,681,800	2,923,579
2.75%, 11/15/2042	15,508,800	13,143,708
2.75%, 11/15/2047	12,200,000	10,150,781
2.88%, 5/15/2043	1,720,000	1,484,575
2.88%, 8/15/2045	3,740,000	3,186,013
2.88%, 11/15/2046	5,109,700	4,352,826
2.88%, 5/15/2049	12,792,200	10,943,327
2.88%, 5/15/2052	14,015,500	11,994,202
3.00%, 11/15/2045	2,920,200	2,540,118
3.00%, 5/15/2047	10,795,000	9,393,337
3.00%, 2/15/2048	5,774,900	5,036,796
3.00%, 8/15/2048	16,375,000	14,294,863
3.00%, 2/15/2049	11,486,100	10,053,927
3.00%, 8/15/2052	24,900,000	21,880,875
3.13%, 11/15/2041	2,518,000	2,294,528
3.13%, 2/15/2043	1,279,400	1,149,661
3.13%, 8/15/2044	2,078,000	1,853,641
3.13%, 5/15/2048	18,150,000	16,201,711
3.25%, 5/15/2042	22,000,000	20,298,437
3.38%, 8/15/2042	25,745,000	24,180,187
3.38%, 5/15/2044	2,759,200	2,565,625
3.38%, 11/15/2048	2,000,200	1,871,125
3.50%, 2/15/2039	700,000	691,578
3.63%, 8/15/2043	4,258,200	4,131,119
3.63%, 2/15/2053	13,407,000	13,312,732
3.75%, 8/15/2041	150,000	149,695
3.75%, 11/15/2043	3,790,600	3,741,441
3.88%, 8/15/2040	150,000	153,727
Security Description	Principal Amount	Value
3.88%, 2/15/2043	$12,800,000	$12,914,000
4.00%, 11/15/2042	26,701,900	27,427,858
4.00%, 11/15/2052	22,564,100	23,956,728
4.25%, 11/15/2040	975,000	1,045,992
4.38%, 2/15/2038	2,235,000	2,446,627
4.38%, 11/15/2039	375,000	409,395
4.50%, 2/15/2036 (b)	502,000	557,691
4.63%, 2/15/2040	43,970,000	49,438,769
4.75%, 2/15/2037	546,000	622,269
5.25%, 11/15/2028	262,000	283,226
5.25%, 2/15/2029 (b)	250,000	270,898
5.38%, 2/15/2031	1,160,000	1,302,463
5.50%, 8/15/2028 (b)	452,000	491,762
6.13%, 11/15/2027	686,000	757,226
6.50%, 11/15/2026 (b)	1,054,000	1,149,354
U.S. Treasury Notes:
0.25%, 5/15/2024	24,200,000	23,074,133
0.25%, 6/15/2024	19,200,000	18,252,750
0.25%, 5/31/2025	20,675,000	19,079,148
0.25%, 6/30/2025 (b)	5,675,000	5,230,754
0.25%, 7/31/2025	14,935,000	13,714,530
0.25%, 8/31/2025	13,423,000	12,296,726
0.25%, 9/30/2025	12,000,000	10,981,875
0.38%, 4/15/2024	15,315,000	14,656,934
0.38%, 7/15/2024	7,000,000	6,646,992
0.38%, 8/15/2024	14,400,000	13,634,438
0.38%, 9/15/2024	11,800,000	11,147,773
0.38%, 4/30/2025	17,250,000	15,999,375
0.38%, 11/30/2025	6,850,000	6,248,484
0.38%, 12/31/2025	18,831,000	17,164,162
0.38%, 1/31/2026	16,150,000	14,661,172
0.38%, 9/30/2027	18,950,000	16,384,348
0.50%, 3/31/2025	1,250,000	1,165,869
0.50%, 4/30/2027	5,322,000	4,686,686
0.50%, 6/30/2027	15,750,000	13,796,016
0.50%, 8/31/2027	925,000	806,268
0.50%, 10/31/2027	9,100,000	7,897,094
0.63%, 7/31/2026	15,600,000	14,071,688
0.63%, 12/31/2027	3,900,000	3,392,086
0.63%, 5/15/2030	485,000	397,018
0.63%, 8/15/2030	23,150,000	18,867,250
0.75%, 11/15/2024	11,300,000	10,680,707
0.75%, 3/31/2026	25,601,000	23,424,915
0.75%, 4/30/2026	22,500,000	20,513,672
0.75%, 5/31/2026	13,000,000	11,824,922
0.75%, 8/31/2026	28,950,000	26,168,086
0.75%, 1/31/2028	20,225,000	17,666,854
0.88%, 6/30/2026	21,920,000	19,990,013
0.88%, 11/15/2030	19,918,000	16,488,369
1.00%, 12/15/2024	14,300,000	13,549,809
1.13%, 1/15/2025	21,750,000	20,611,523
1.13%, 2/28/2025	8,063,000	7,623,315
1.13%, 10/31/2026	3,000,000	2,736,797
1.13%, 2/28/2027	9,225,000	8,373,129
1.13%, 2/29/2028	11,100,000	9,855,586

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 8/31/2028	$74,298,000	$65,248,736
1.13%, 2/15/2031 (b)	28,400,000	23,913,687
1.25%, 8/31/2024	10,560,000	10,110,375
1.25%, 12/31/2026	20,500,000	18,728,672
1.25%, 3/31/2028	23,450,000	20,918,133
1.25%, 4/30/2028	14,000,000	12,465,469
1.25%, 5/31/2028	7,750,000	6,891,445
1.25%, 6/30/2028	13,457,000	11,945,190
1.25%, 8/15/2031	16,400,000	13,755,500
1.38%, 1/31/2025	15,435,000	14,688,573
1.38%, 8/31/2026	3,000,000	2,769,844
1.38%, 12/31/2028	2,350,000	2,081,586
1.38%, 11/15/2031	27,800,000	23,464,937
1.50%, 11/30/2024	11,300,000	10,807,391
1.50%, 2/15/2025	23,294,000	22,188,445
1.50%, 8/15/2026	3,222,000	2,991,174
1.50%, 1/31/2027	13,400,000	12,337,422
1.63%, 2/15/2026	225,000	211,605
1.63%, 5/15/2026	1,300,000	1,217,023
1.63%, 10/31/2026 (b)	11,125,000	10,337,559
1.63%, 11/30/2026	11,700,000	10,858,149
1.63%, 8/15/2029	12,327,000	10,997,995
1.63%, 5/15/2031	26,006,000	22,604,903
1.75%, 6/30/2024	13,450,000	13,011,824
1.75%, 12/31/2024	3,840,000	3,683,550
1.75%, 3/15/2025	13,300,000	12,721,242
1.75%, 12/31/2026	8,150,000	7,589,688
1.75%, 1/31/2029	25,600,000	23,114,000
1.75%, 11/15/2029 (b)	950,000	853,219
1.88%, 8/31/2024	1,790,000	1,729,028
1.88%, 6/30/2026	10,500,000	9,892,148
1.88%, 2/28/2027	27,052,000	25,245,011
1.88%, 2/28/2029	46,270,000	42,037,018
1.88%, 2/15/2032	28,250,000	24,798,203
2.00%, 2/15/2025	5,350,000	5,143,106
2.00%, 8/15/2025	1,150,000	1,100,406
2.00%, 11/15/2026	5,000,000	4,702,734
2.13%, 11/30/2024	6,680,000	6,453,767
2.13%, 5/31/2026	11,415,000	10,848,709
2.25%, 4/30/2024	19,825,000	19,329,375
2.25%, 11/15/2024	12,344,000	11,954,875
2.25%, 12/31/2024	11,950,000	11,557,891
2.25%, 11/15/2025	1,400,000	1,343,563
2.25%, 3/31/2026	550,000	526,023
2.25%, 8/15/2027	6,600,000	6,227,203
2.25%, 11/15/2027	19,050,000	17,923,371
2.38%, 4/30/2026	13,300,000	12,757,609
2.38%, 5/15/2027	13,610,000	12,927,373
2.38%, 3/31/2029	10,000,000	9,335,938
2.38%, 5/15/2029	13,250,000	12,362,871
2.50%, 4/30/2024	11,200,000	10,950,625
2.50%, 5/31/2024 (b)	17,350,000	16,956,236
2.50%, 1/31/2025	10,919,000	10,601,240
2.50%, 2/28/2026	14,438,000	13,910,111
2.50%, 3/31/2027	13,900,000	13,276,672
Security Description	Principal Amount	Value
2.63%, 3/31/2025	$2,970,000	$2,890,065
2.63%, 4/15/2025	14,600,000	14,188,234
2.63%, 12/31/2025 (b)	10,640,000	10,295,863
2.63%, 5/31/2027	13,400,000	12,849,344
2.63%, 2/15/2029	7,600,000	7,206,938
2.63%, 7/31/2029	11,500,000	10,876,484
2.75%, 5/15/2025	17,275,000	16,824,230
2.75%, 4/30/2027	14,000,000	13,493,594
2.75%, 7/31/2027	21,900,000	21,090,727
2.75%, 5/31/2029	19,500,000	18,585,938
2.75%, 8/15/2032	23,000,000	21,645,156
2.88%, 6/15/2025	11,950,000	11,668,988
2.88%, 11/30/2025	6,565,000	6,397,798
2.88%, 5/15/2028	500,000	482,344
2.88%, 4/30/2029	11,000,000	10,561,719
2.88%, 5/15/2032	27,290,000	25,972,405
3.00%, 6/30/2024	13,200,000	12,961,266
3.00%, 7/31/2024	12,500,000	12,270,020
3.00%, 7/15/2025	19,500,000	19,082,578
3.00%, 9/30/2025	4,966,000	4,856,593
3.00%, 10/31/2025	2,714,000	2,653,783
3.13%, 8/15/2025	18,000,000	17,662,500
3.13%, 8/31/2027	21,025,000	20,568,363
3.13%, 8/31/2029	10,000,000	9,735,156
3.25%, 8/31/2024	14,885,000	14,657,073
3.25%, 6/30/2027	17,500,000	17,200,586
3.25%, 6/30/2029	10,250,000	10,049,805
3.50%, 9/15/2025	19,200,000	19,017,000
3.50%, 1/31/2028 (b)	28,120,000	27,977,203
3.50%, 1/31/2030	20,100,000	20,021,484
3.50%, 2/15/2033	20,980,000	21,016,059
3.63%, 3/31/2028	11,000,000	11,019,766
3.63%, 3/31/2030	2,100,000	2,110,172
3.88%, 3/31/2025	23,000,000	22,930,820
3.88%, 1/15/2026 (b)	18,426,000	18,433,198
3.88%, 11/30/2027	21,303,000	21,527,680
3.88%, 12/31/2027	22,300,000	22,536,937
3.88%, 9/30/2029	15,000,000	15,248,438
3.88%, 11/30/2029	24,215,000	24,634,979
3.88%, 12/31/2029	20,500,000	20,871,562
4.00%, 12/15/2025	15,475,000	15,534,240
4.00%, 2/15/2026	15,250,000	15,314,336
4.00%, 2/29/2028 (b)	29,200,000	29,731,531
4.00%, 10/31/2029	17,500,000	17,923,828
4.00%, 2/28/2030	17,750,000	18,224,258
4.13%, 1/31/2025 (b)	24,200,000	24,194,328
4.13%, 9/30/2027	15,150,000	15,437,613
4.13%, 10/31/2027	16,069,000	16,380,337
4.13%, 11/15/2032 (b)	20,074,000	21,096,519
4.25%, 9/30/2024	30,375,000	30,340,591
4.25%, 12/31/2024 (b)	27,118,000	27,140,245
4.25%, 10/15/2025	13,800,000	13,908,891
4.38%, 10/31/2024	16,056,000	16,074,188
4.50%, 11/30/2024 (b)	23,450,000	23,540,686
4.50%, 11/15/2025	16,437,000	16,680,987

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 2/28/2025 (b)	$28,925,000	$29,206,341
4.63%, 3/15/2026	11,600,000	11,864,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,892,202,064)		2,685,032,394
MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.3%
Bay Area Toll Authority Revenue, CA:
Series F-1, 2.57%, 4/1/2031	310,000	281,255
Series F-2, 6.26%, 4/1/2049	235,000	284,932
Series F3, 3.13%, 4/1/2055	735,000	534,335
Series S1-SUB, 7.04%, 4/1/2050	100,000	129,623
California State University Revenue, CA:
2.72%, 11/1/2052	175,000	120,839
Series B, 2.94%, 11/1/2052	625,000	437,050
Series B, 2.98%, 11/1/2051	285,000	202,866
Series B, 3.90%, 11/1/2047	100,000	86,240
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA AGM, 4.24%, 5/15/2048	250,000	221,167
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	85,000	73,265
City of San Francisco Public Utilities Commission Water Revenue, CA Series A, 3.30%, 11/1/2039	275,000	231,375
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	228,238
Foothill-Eastern Transportation Corridor Agency Revenue, CA 4.09%, 1/15/2049	225,000	197,504
Golden State Tobacco Securitization Corp. Revenue, CA:
2.75%, 6/1/2034	230,000	191,858
Series A, 3.12%, 6/1/2038	650,000	519,428
Series A-1, 4.21%, 6/1/2050	160,000	125,175
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	395,000	349,193
1.81%, 8/1/2030	360,000	305,457
2.11%, 8/1/2032	350,000	290,270
Los Angeles Department of Water & Power Revenue, CA:
5.72%, 7/1/2039	425,000	461,043
6.57%, 7/1/2045	150,000	178,422
6.60%, 7/1/2050	260,000	326,101
Security Description	Principal Amount	Value
Los Angeles Unified School District, General Obligation, CA:
5.75%, 7/1/2034	$165,000	$178,806
5.76%, 7/1/2029	200,000	211,181
Series RY, 6.76%, 7/1/2034	395,000	457,227
Regents of the University of California Medical Center Pooled Revenue, CA:
Series H, 6.55%, 5/15/2048	310,000	363,667
Series N, 3.01%, 5/15/2050	150,000	104,322
Series N, 3.26%, 5/15/2060	150,000	102,611
Series N, 3.71%, 5/15/2120	150,000	101,670
San Diego County Regional Transportation Commission Revenue, CA:
5.91%, 4/1/2048	190,000	214,650
Series A, 3.25%, 4/1/2048	100,000	78,269
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	324,544
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.88%, 4/1/2032	220,000	230,636
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	277,191
2.50%, 10/1/2029	200,000	178,636
3.38%, 4/1/2025	465,000	456,204
3.50%, 4/1/2028	400,000	385,027
4.50%, 4/1/2033	315,000	313,581
4.60%, 4/1/2038	540,000	526,429
7.30%, 10/1/2039	1,395,000	1,730,969
7.35%, 11/1/2039	120,000	149,637
7.50%, 4/1/2034	320,000	399,885
7.55%, 4/1/2039	302,000	390,968
7.63%, 3/1/2040	160,000	206,841
Series A, 3.05%, 4/1/2029	265,000	246,275
Series B, 2.65%, 4/1/2026	370,000	353,534
University of California Revenue, CA:
1.61%, 5/15/2030	240,000	199,521
5.77%, 5/15/2043	245,000	269,449
Series AD, 4.86%, 5/15/2112	650,000	605,225
Series AQ, 4.77%, 5/15/2115	75,000	68,141
Series AX, 3.06%, 7/1/2025	330,000	321,721
Series BD, 3.35%, 7/1/2029	680,000	643,024
Series BG, 1.32%, 5/15/2027	240,000	213,598
		16,079,075
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT 5.09%, 10/1/2030	100,000	102,181

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Revenue, DC Series E, 5.59%, 12/1/2034	$250,000	$264,965
FLORIDA — 0.1%
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	291,869
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	567,158
County of Miami-Dade Water & Sewer System Revenue, FL Series C, 3.49%, 10/1/2042	290,000	238,932
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	390,000	362,628
Series A, 1.71%, 7/1/2027	685,000	610,724
Series A, 2.15%, 7/1/2030	150,000	127,204
		2,198,515
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	203,575
Municipal Electric Authority of Georgia Revenue, GA:
6.64%, 4/1/2057	168,000	184,127
6.66%, 4/1/2057	125,000	138,267
7.06%, 4/1/2057	420,000	435,008
		960,977
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	64,817
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series B, 6.40%, 1/1/2040	400,000	474,389
Series C, 4.47%, 1/1/2049	500,000	470,337
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	325,000	375,332
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 6.20%, 12/1/2040	160,000	179,311
City of Chicago, General Obligation, IL Series B, 7.75%, 1/1/2042	208,000	218,014
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	368,368
Security Description	Principal Amount	Value
Sales Tax Securitization Corp. Revenue, IL:
Series A, 4.64%, 1/1/2040	$95,000	$91,909
Series A, 4.79%, 1/1/2048	100,000	95,295
Series B, 3.24%, 1/1/2042	385,000	306,339
Series B, 3.59%, 1/1/2043	250,000	211,516
Series B, 3.82%, 1/1/2048	100,000	81,963
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,100,000	1,097,322
6.73%, 4/1/2035	185,000	197,276
Series 5, 7.35%, 7/1/2035	845,000	927,524
		5,094,895
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	95,118
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series H, 4.93%, 4/15/2045	90,000	88,501
Series K, BAM, 2.77%, 5/1/2051	100,000	72,080
		160,581
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	323,244	315,067
Series A, 4.48%, 8/1/2039	150,000	143,338
State of Louisiana Gasoline & Fuels Tax Revenue, LA 2.95%, 5/1/2041	330,000	260,731
		719,136
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	282,305
Series D, 3.20%, 7/1/2050	200,000	145,628
		427,933
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Revenue, MA Series B, 4.11%, 7/15/2031	170,000	168,243
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	136,120
Commonwealth of Massachusetts, General Obligation, MA:
4.91%, 5/1/2029	135,000	137,362

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.46%, 12/1/2039	$410,000	$440,762
Series C, 2.51%, 7/1/2041	245,000	185,981
Series H, 2.90%, 9/1/2049	75,000	53,022
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	254,101
Series B, 3.40%, 10/15/2040	85,000	71,317
Series C, 2.95%, 5/15/2043	400,000	315,967
		1,762,875
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI 3.38%, 12/1/2040	115,000	95,785
Michigan State Building Authority Revenue, MI Series II, 2.71%, 10/15/2040	300,000	233,515
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	197,452
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	27,433
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	458,374
Series B, 2.56%, 4/1/2050	500,000	350,427
Series C, 3.60%, 4/1/2047	395,000	350,650
		1,713,636
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	250,676
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS 5.25%, 11/1/2034	100,000	104,667
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	228,919
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	114,960
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	142,521
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	157,390
Security Description	Principal Amount	Value
NEW JERSEY — 0.1%
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guaranty Corp., 7.43%, 2/15/2029 (h)	$453,000	$494,464
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series B, 4.08%, 6/15/2039	400,000	354,864
Series B, 4.13%, 6/15/2042	320,000	282,480
Series B, 6.56%, 12/15/2040	235,000	272,622
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	413,049
Rutgers The State University of New Jersey Revenue, NJ:
5.67%, 5/1/2040	205,000	219,109
Series P, 3.92%, 5/1/2119	180,000	134,511
Series R, 3.27%, 5/1/2043	105,000	84,970
		2,256,069
NEW YORK — 0.1%
City of New York, General Obligation, NY:
5.52%, 10/1/2037	305,000	328,033
Series A2, 5.21%, 10/1/2031	165,000	170,621
Series B-2, 5.26%, 10/1/2052	220,000	238,637
Metropolitan Transportation Authority Revenue, NY:
6.67%, 11/15/2039	295,000	317,701
Series C2, 5.18%, 11/15/2049	365,000	331,623
New York City Municipal Water Finance Authority Revenue, NY:
5.72%, 6/15/2042	215,000	240,450
Series EE, 6.01%, 6/15/2042	300,000	345,505
Series AA, 5.44%, 6/15/2043	160,000	173,280
Series AA-2, 5.75%, 6/15/2041	195,000	218,668
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.51%, 8/1/2037	100,000	103,933
Series B, 5.77%, 8/1/2036	530,000	555,753
New York State Dormitory Authority Revenue, NY:
5.63%, 3/15/2039	200,000	210,703
Series B, 3.14%, 7/1/2043	250,000	205,716
Series D, 5.60%, 3/15/2040	135,000	143,235
Series F, 3.11%, 2/15/2039	290,000	240,631
Series F, 3.19%, 2/15/2043	135,000	107,463
New York State Thruway Authority Revenue, NY:
Series M, 2.90%, 1/1/2035	250,000	211,795
Series M, 3.50%, 1/1/2042	370,000	313,089

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	$725,000	$687,077
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	181,347
3.18%, 7/15/2060	395,000	280,943
4.03%, 9/1/2048	410,000	363,088
4.46%, 10/1/2062	100,000	93,412
4.93%, 10/1/2051	220,000	223,332
5.65%, 11/1/2040	575,000	621,224
Series 182, 5.31%, 8/1/2046	570,000	563,024
Series 192, 4.81%, 10/15/2065	150,000	149,007
Series 20, 4.23%, 10/15/2057	125,000	112,156
Series 21, 3.29%, 8/1/2069	700,000	498,248
Westchester County Local Development Corp. Revenue, NY AGM, 3.85%, 11/1/2050	180,000	131,598
		8,361,292
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC 3.20%, 1/15/2051	125,000	92,142
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 8.08%, 2/15/2050	215,000	297,148
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	65,503
Series B, 3.99%, 1/1/2029	330,000	326,739
Ohio State University Revenue, OH 4.91%, 6/1/2040	350,000	357,413
		1,046,803
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK Series A-2, 4.62%, 6/1/2044	100,000	98,617
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guaranty Corp., 5.68%, 6/30/2028 (h)	115,000	117,068
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	200,000	151,361
		268,429
Security Description	Principal Amount	Value
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	$190,000	$177,712
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	195,415
Series D, 2.84%, 9/1/2050	250,000	183,721
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	356,445
State Public School Building Authority Revenue, PA 5.00%, 9/15/2027	110,000	111,164
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	135,573
		1,160,030
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, TN Series B, 4.05%, 7/1/2026	70,000	68,702
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series A, 3.35%, 8/15/2047	275,000	224,822
Series B, 2.44%, 8/15/2049	50,000	33,599
Series C, 4.79%, 8/15/2046	200,000	205,538
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	621,516
6.29%, 3/1/2032	80,000	85,283
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	142,519
5.99%, 2/1/2039	530,000	586,862
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	122,371
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	259,758
Dallas Fort Worth International Airport Revenue, TX:
2.84%, 11/1/2046	350,000	258,899
Series A, 2.99%, 11/1/2038	310,000	259,742
Series A, 3.14%, 11/1/2045	100,000	77,863
Series A, 4.51%, 11/1/2051	250,000	231,015
Series C, 2.92%, 11/1/2050	40,000	29,084
Series C, 3.09%, 11/1/2040	305,000	242,810

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	$335,000	$250,800
North Texas Tollway Authority Revenue, TX:
3.01%, 1/1/2043	265,000	203,932
6.72%, 1/1/2049	75,000	94,102
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	100,000	87,242
State of Texas, General Obligation, TX:
3.21%, 4/1/2044	150,000	125,139
5.52%, 4/1/2039	330,000	362,540
Series A, 4.68%, 4/1/2040	200,000	200,250
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX 3.92%, 12/31/2049	300,000	246,196
Texas Transportation Commission State Highway Fund Revenue, TX Series B-BUILD, 5.18%, 4/1/2030	165,000	170,661
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	200,000	141,337
2.56%, 4/1/2042	120,000	91,743
		5,355,623
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	121,257
Series A, 3.23%, 9/1/2119	360,000	232,907
		354,164
WASHINGTON — 0.0% (a)
State of Washington, General Obligation, WA 5.14%, 8/1/2040	200,000	205,520
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	435,195
TOTAL MUNICIPAL BONDS & NOTES (Cost $53,953,196)		50,346,423
MORTGAGE-BACKED SECURITIES — 0.9%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	184,605
Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	356,916	342,939
Security Description	Principal Amount	Value
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	$300,000	$274,416
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	237,023
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	371,963
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	271,661
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	384,539
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	454,462
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	872,807
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	511,884
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	239,005
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	794,149
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	417,111
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	817,316
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055	750,000	632,328
BANK Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (c)	1,000,000	1,047,079
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	458,896
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	442,216
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	611,812
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	423,198
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	628,678
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	415,094

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	$695,000	$651,382
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	330,115
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	285,501
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	871,389
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	320,357
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	342,232
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	293,917
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	398,967
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	398,760
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	495,363
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	412,694
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	409,453
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	841,220
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	758,357
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,299,762
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	334,674
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	407,420	394,119
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,150,767
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	463,752
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	657,103
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	255,814
COMM Mortgage Trust:
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	487,388
Security Description	Principal Amount	Value
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	$3,825,000	$3,690,125
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	479,457
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	387,458	371,542
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	587,848
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	601,217
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	188,199
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	950,764
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	436,246
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	462,287
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	455,041
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	477,743
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	474,252
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	875,092
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,875,710
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154, Class A2, 4.35%, 1/25/2033	250,000	252,261
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,529,224
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	916,879	853,963
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	463,893

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	$500,000	$462,451
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	875,054
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	699,374
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,172,837
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	377,177	364,511
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,455,391
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	211,065
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	458,927
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	409,225	394,134
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	460,774
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	534,001
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	479,248
Series 2015-C23, Class A3, 3.45%, 7/15/2050	478,035	457,075
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	766,775
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	953,713
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	693,890
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	432,820	412,647
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	702,221
Security Description	Principal Amount	Value
Series 2019-L3, Class A4, 3.13%, 11/15/2052	$500,000	$439,066
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	404,679
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	405,381
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	301,218
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	462,980
Series 2018-C14, Class A3, 4.18%, 12/15/2051	831,965	792,498
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	280,771
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	366,876
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	482,466
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	259,822	253,919
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,278,377
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	461,159
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	463,050
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	277,129
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	458,347
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	474,826
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	748,574
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	160,906
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	874,555
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	699,836
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	124,406
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	579,137
TOTAL MORTGAGE-BACKED SECURITIES (Cost $67,454,482)		60,055,375

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (i) (j)	184,607,934	$184,626,395
State Street Navigator Securities Lending Portfolio II (k) (l)	301,587,016	301,587,016
TOTAL SHORT-TERM INVESTMENTS (Cost $486,228,268)		486,213,411
TOTAL INVESTMENTS — 106.3% (Cost $7,620,408,257)		7,017,106,237
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(414,851,947)
NET ASSETS — 100.0%		$6,602,254,290
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,613,499,335	$—	$1,613,499,335
Asset-Backed Securities	—	22,906,082	—	22,906,082
Foreign Government Obligations	—	190,588,330	—	190,588,330
U.S. Government Agency Obligations	—	1,908,464,887	—	1,908,464,887
U.S. Treasury Obligations	—	2,685,032,394	—	2,685,032,394
Municipal Bonds & Notes	—	50,346,423	—	50,346,423
Mortgage-Backed Securities	—	60,055,375	—	60,055,375
Short-Term Investments	486,213,411	—	—	486,213,411
TOTAL INVESTMENTS	$486,213,411	$6,530,892,826	$—	$7,017,106,237
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,205,546	$131,192,425	$1,207,149,109	$1,153,757,856	$32,113	$10,604	184,607,934	$184,626,395	$4,239,677
State Street Navigator Securities Lending Portfolio II	352,171,990	352,171,990	2,994,546,831	3,045,131,805	—	—	301,587,016	301,587,016	696,675
Total		$483,364,415	$4,201,695,940	$4,198,889,661	$32,113	$10,604		$486,213,411	$4,936,352
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.0% (a)
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	$100,000	$97,146
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.20%, 2/4/2026	593,000	550,073
2.25%, 6/15/2026	200,000	183,030
2.60%, 10/30/2025	250,000	234,747
2.70%, 2/1/2027	150,000	138,357
2.75%, 2/1/2026	50,000	47,371
2.95%, 2/1/2030	225,000	198,191
3.10%, 5/1/2026	115,000	108,996
3.20%, 3/1/2029	149,000	135,697
3.25%, 2/1/2028	300,000	279,681
3.63%, 2/1/2031	130,000	118,808
3.63%, 3/1/2048	100,000	71,569
3.75%, 2/1/2050	125,000	94,380
3.83%, 3/1/2059	175,000	124,033
3.85%, 11/1/2048	63,000	46,918
3.90%, 5/1/2049	115,000	86,963
4.88%, 5/1/2025	450,000	449,113
5.04%, 5/1/2027	100,000	100,728
5.15%, 5/1/2030	398,000	400,523
5.71%, 5/1/2040	374,000	377,306
5.81%, 5/1/2050	570,000	573,095
5.88%, 2/15/2040	169,000	173,718
5.93%, 5/1/2060	152,000	151,942
6.63%, 2/15/2038	100,000	108,892
General Dynamics Corp.:
2.38%, 11/15/2024	100,000	96,558
3.25%, 4/1/2025	306,000	297,894
3.50%, 5/15/2025	192,000	188,246
3.63%, 4/1/2030	114,000	109,191
3.75%, 5/15/2028	190,000	185,700
4.25%, 4/1/2040	100,000	94,386
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	151,000	133,377
3.85%, 12/15/2026	50,000	48,800
4.40%, 6/15/2028 (b)	325,000	318,669
4.40%, 6/15/2028	152,000	149,594
4.85%, 4/27/2035	25,000	24,607
Lockheed Martin Corp.:
1.85%, 6/15/2030	200,000	169,806
3.55%, 1/15/2026	200,000	197,980
3.80%, 3/1/2045	371,000	319,962
3.90%, 6/15/2032	145,000	140,575
4.07%, 12/15/2042	396,000	361,346
4.15%, 6/15/2053	114,000	103,754
4.70%, 5/15/2046	200,000	197,410
4.95%, 10/15/2025	100,000	101,612
5.72%, 6/1/2040	104,000	114,615
Security Description	Principal Amount	Value
Northrop Grumman Corp.:
2.93%, 1/15/2025	$281,000	$272,399
3.85%, 4/15/2045	50,000	41,781
4.03%, 10/15/2047	25,000	21,750
4.40%, 5/1/2030	100,000	99,396
4.70%, 3/15/2033 (b)	60,000	60,602
4.95%, 3/15/2053	55,000	54,756
5.15%, 5/1/2040	449,000	453,221
5.25%, 5/1/2050	295,000	305,136
7.75%, 2/15/2031	100,000	117,953
Raytheon Technologies Corp.:
1.90%, 9/1/2031	225,000	183,688
2.25%, 7/1/2030	50,000	42,855
2.38%, 3/15/2032	100,000	83,976
3.03%, 3/15/2052	270,000	194,948
3.13%, 7/1/2050	150,000	110,631
3.75%, 11/1/2046	280,000	231,675
3.95%, 8/16/2025	50,000	49,363
4.13%, 11/16/2028	584,000	575,479
4.15%, 5/15/2045	390,000	341,258
4.35%, 4/15/2047	25,000	22,586
4.50%, 6/1/2042	300,000	283,863
4.63%, 11/16/2048	290,000	275,857
4.70%, 12/15/2041	50,000	47,654
4.80%, 12/15/2043	150,000	143,932
5.00%, 2/27/2026	45,000	45,683
5.15%, 2/27/2033	115,000	119,500
5.38%, 2/27/2053	48,000	50,536
		12,338,691
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	175,000	166,208
3.40%, 5/6/2030	227,000	202,035
3.40%, 2/4/2041	50,000	35,379
3.70%, 2/4/2051	273,000	183,967
3.88%, 9/16/2046 (b)	100,000	71,890
4.00%, 2/4/2061	100,000	70,321
4.25%, 8/9/2042	100,000	78,134
4.40%, 2/14/2026	196,000	194,426
4.45%, 5/6/2050	165,000	121,334
4.50%, 5/2/2043	312,000	248,832
4.80%, 2/14/2029	183,000	181,715
5.80%, 2/14/2039	185,000	180,954
5.95%, 2/14/2049	262,000	248,117
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	100,000	94,342
2.70%, 9/15/2051	290,000	200,671
4.50%, 8/15/2033	350,000	350,161
BAT Capital Corp.:
2.26%, 3/25/2028 (b)	260,000	223,301
3.22%, 8/15/2024	275,000	266,981
3.22%, 9/6/2026	150,000	141,262
3.46%, 9/6/2029	46,000	40,568
3.56%, 8/15/2027	335,000	311,537
3.73%, 9/25/2040 (b)	57,000	40,769

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.54%, 8/15/2047	$300,000	$222,978
4.70%, 4/2/2027	300,000	294,417
4.74%, 3/16/2032	50,000	46,475
4.91%, 4/2/2030	403,000	388,758
5.28%, 4/2/2050	25,000	20,554
5.65%, 3/16/2052	40,000	35,066
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	179,416
4.45%, 3/16/2028	50,000	47,543
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	100,000	92,507
2.75%, 5/14/2031	150,000	127,516
3.25%, 8/15/2026	47,000	44,582
3.75%, 9/25/2027	25,000	24,023
Philip Morris International, Inc.:
0.88%, 5/1/2026	173,000	155,155
1.50%, 5/1/2025	190,000	177,848
1.75%, 11/1/2030 (b)	414,000	333,241
2.10%, 5/1/2030	402,000	335,312
2.75%, 2/25/2026	100,000	94,768
3.25%, 11/10/2024	125,000	122,144
3.38%, 8/11/2025	150,000	145,392
3.38%, 8/15/2029	150,000	138,933
4.25%, 11/10/2044	275,000	228,706
4.38%, 11/15/2041	50,000	43,276
4.50%, 3/20/2042	150,000	130,293
4.88%, 2/13/2026	100,000	100,733
4.88%, 2/15/2028	100,000	100,864
4.88%, 11/15/2043	125,000	113,215
5.00%, 11/17/2025	70,000	70,597
5.13%, 11/15/2024	100,000	100,751
5.13%, 11/17/2027	95,000	97,249
5.13%, 2/15/2030	150,000	151,608
5.38%, 2/15/2033	100,000	102,187
5.75%, 11/17/2032	70,000	73,433
Reynolds American, Inc.:
4.45%, 6/12/2025	515,000	505,812
5.70%, 8/15/2035	50,000	47,162
5.85%, 8/15/2045	300,000	270,462
7.25%, 6/15/2037	50,000	54,018
		8,869,898
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	21,665	19,253
Series AA, Class AA, 3.15%, 8/15/2033	58,610	50,960
Series AA, Class AA, 3.20%, 12/15/2029	93,535	83,518
Series AA, Class AA, 3.58%, 7/15/2029	179,565	164,755
Security Description	Principal Amount	Value
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	$13,800	$13,401
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	7,629	6,699
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	78,221	71,840
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	21,257
5.13%, 6/15/2027	180,000	179,707
5.25%, 5/4/2025	377,000	378,206
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	30,576	27,998
United Airlines Pass-Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	218,815	217,379
Series 2020-1, Class B, 4.88%, 7/15/2027	54,262	52,325
Series A, Class A, 3.75%, 3/3/2028	87,089	81,336
Series A, Class A, 4.00%, 10/11/2027	58,864	55,593
Series A, Class A, 4.15%, 10/11/2025	26,622	26,071
Series A, Class A, 4.30%, 2/15/2027	91,931	87,852
Series AA, Class AA, 2.70%, 11/1/2033	105,258	88,554
Series AA, Class AA, 3.10%, 1/7/2030	70,979	64,872
Series AA, Class AA, 3.50%, 9/1/2031	78,433	70,140
Series AA, Class AA, 4.15%, 2/25/2033	45,005	40,354
		1,802,070
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025 (b)	75,000	72,801
2.85%, 3/27/2030	200,000	183,894
3.25%, 3/27/2040	240,000	203,486
3.38%, 11/1/2046	50,000	40,843
3.38%, 3/27/2050 (b)	165,000	136,138
3.63%, 5/1/2043	50,000	42,895
3.88%, 11/1/2045	213,000	192,731
PVH Corp. 4.63%, 7/10/2025	180,000	176,121
Ralph Lauren Corp. 2.95%, 6/15/2030	100,000	90,011

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
VF Corp.:
2.40%, 4/23/2025	$150,000	$141,466
2.95%, 4/23/2030 (b)	210,000	176,793
		1,457,179
AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.:
1.50%, 1/13/2025	225,000	213,023
4.70%, 1/12/2028	120,000	121,165
Series GMTN, 2.30%, 9/9/2026	25,000	23,256
Series GMTN, 3.50%, 2/15/2028	125,000	119,848
Series MTN, 0.75%, 8/9/2024 (b)	105,000	99,521
Series MTN, 1.00%, 9/10/2025 (b)	250,000	229,475
Series MTN, 1.30%, 9/9/2026	200,000	179,584
Series MTN, 2.15%, 9/10/2024	21,000	20,247
Series MTN, 2.25%, 1/12/2029	150,000	132,518
Series MTN, 2.35%, 1/8/2027 (b)	100,000	92,813
Series MTN, 2.40%, 6/27/2024	192,000	186,371
Cummins, Inc. 2.60%, 9/1/2050	50,000	32,685
General Motors Co.:
4.00%, 4/1/2025	25,000	24,352
4.20%, 10/1/2027	200,000	191,768
5.00%, 10/1/2028	150,000	147,771
5.15%, 4/1/2038	200,000	180,700
5.20%, 4/1/2045	194,000	162,745
5.40%, 4/1/2048	80,000	69,130
5.60%, 10/15/2032	100,000	97,675
5.95%, 4/1/2049	208,000	195,015
6.13%, 10/1/2025	104,000	105,818
6.25%, 10/2/2043	100,000	96,184
6.60%, 4/1/2036	230,000	237,054
6.75%, 4/1/2046	150,000	152,067
6.80%, 10/1/2027	125,000	132,196
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	25,000	23,443
2.35%, 1/8/2031	100,000	78,987
2.40%, 10/15/2028	275,000	235,595
2.70%, 8/20/2027	25,000	22,380
2.70%, 6/10/2031	125,000	100,231
2.90%, 2/26/2025	327,000	312,583
3.10%, 1/12/2032	377,000	307,285
3.60%, 6/21/2030	250,000	218,730
3.80%, 4/7/2025	159,000	154,516
4.00%, 1/15/2025	50,000	48,749
Security Description	Principal Amount	Value
4.35%, 4/9/2025	$568,000	$556,436
4.35%, 1/17/2027	150,000	145,463
5.00%, 4/9/2027	60,000	59,339
5.25%, 3/1/2026	250,000	250,032
6.00%, 1/9/2028	100,000	102,333
6.40%, 1/9/2033 (b)	50,000	51,507
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	200,000	253,624
PACCAR Financial Corp.:
4.45%, 3/30/2026	200,000	200,334
4.60%, 1/10/2028	50,000	50,793
4.95%, 10/3/2025	15,000	15,143
Series MTN, 1.80%, 2/6/2025	170,000	161,702
Toyota Motor Corp. 1.34%, 3/25/2026	200,000	182,748
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	232,000	219,228
1.45%, 1/13/2025	125,000	118,358
3.05%, 3/22/2027	375,000	355,999
3.65%, 8/18/2025	90,000	88,092
4.40%, 9/20/2024	150,000	149,710
4.45%, 6/29/2029	115,000	116,037
4.55%, 9/20/2027	150,000	150,711
4.63%, 1/12/2028 (b)	65,000	65,779
4.70%, 1/12/2033	70,000	71,028
4.80%, 1/10/2025	100,000	100,681
5.45%, 11/10/2027	250,000	259,575
Series GMTN, 3.05%, 1/11/2028	140,000	132,213
Series MTN, 0.50%, 6/18/2024	200,000	190,320
Series MTN, 0.80%, 10/16/2025 (b)	214,000	195,108
Series MTN, 1.80%, 2/13/2025	450,000	428,467
Series MTN, 2.15%, 2/13/2030 (b)	250,000	219,665
Series MTN, 3.00%, 4/1/2025	200,000	193,752
Series MTN, 3.38%, 4/1/2030	305,000	287,151
		10,116,808
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	200,000	126,818
5.40%, 3/15/2049 (b)	247,000	219,042
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	90,000	85,684
3.25%, 3/1/2032 (b)	50,000	43,580
Lear Corp.:
3.50%, 5/30/2030	150,000	132,315
5.25%, 5/15/2049 (b)	160,000	141,792

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Magna International, Inc.:
3.63%, 6/15/2024	$25,000	$24,538
4.15%, 10/1/2025	43,000	42,124
5.50%, 3/21/2033	300,000	311,259
		1,127,152
BANKS — 21.9%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	250,000	252,177
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	151,000	136,560
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	100,000	98,793
1 year CMT + 2.70%, 6.14%, 9/14/2028 (c)	50,000	50,886
Banco Santander SA:
2.75%, 5/28/2025	396,000	372,620
2.75%, 12/3/2030	50,000	39,100
2.96%, 3/25/2031 (b)	264,000	216,818
3.80%, 2/23/2028	175,000	161,551
3.89%, 5/24/2024	200,000	195,866
4.38%, 4/12/2028	600,000	568,158
5.29%, 8/18/2027	200,000	197,010
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	255,000	222,102
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b) (c)	300,000	233,331
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	200,000	187,582
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	587,000	564,618
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	617,000	573,724
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	175,000	141,213
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	125,000	118,251
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	424,000	381,494
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	404,000	306,046
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	550,000	524,012
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	789,000	706,273
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	350,000	343,500
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	850,000	694,807
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	$400,000	$322,316
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	250,000	249,457
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	500,000	417,505
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	100,000	95,967
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	134,814
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	211,000	162,481
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	100,000	96,954
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	150,000	148,205
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	139,000	145,309
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	475,000	402,311
SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	350,000	345,723
Series GMTN, 3.50%, 4/19/2026	400,000	384,548
Series L, 3.95%, 4/21/2025	279,000	270,373
Series MTN, 4.00%, 1/22/2025	150,000	146,877
Series MTN, 4.45%, 3/3/2026	250,000	244,802
Series MTN, 5.00%, 1/21/2044	538,000	524,889
Series MTN, 5.88%, 2/7/2042	373,000	400,345
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	25,000	23,437
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	828,000	788,761
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	211,868
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	600,000	571,860
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	713,000	675,304
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	275,000	264,811
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	250,000	222,078
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	326,000	283,509

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	$100,000	$93,641
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	525,000	505,297
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	125,000	108,468
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	425,000	366,460
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	1,190,000	1,135,022
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	425,000	376,337
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	720,000	588,917
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	404,000	377,308
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	162,000	145,554
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	300,000	258,123
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	500,000	457,000
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	675,000	477,171
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	357,000	322,967
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	50,000	37,546
Bank of America N.A. Series BKNT, 6.00%, 10/15/2036	100,000	107,732
Bank of Montreal:
3.70%, 6/7/2025	40,000	38,885
5.20%, 12/12/2024	75,000	75,072
5.20%, 2/1/2028	25,000	25,211
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	385,000	307,488
Series H, 4.70%, 9/14/2027	200,000	198,658
Series MTN, 0.63%, 7/9/2024	515,000	486,742
Series MTN, 1.50%, 1/10/2025	406,000	381,786
Series MTN, 1.85%, 5/1/2025	123,000	115,251
Series MTN, 2.50%, 6/28/2024	200,000	193,396
Bank of New York Mellon SOFR + 0.80%, 5.22%, 11/21/2025 (c)	250,000	250,592
Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
SOFR + 1.15%, 3.99%, 6/13/2028 (c)	$50,000	$48,621
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	250,000	247,757
SOFR + 1.42%, 4.29%, 6/13/2033 (c)	50,000	47,893
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	50,000	49,457
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	80,000	78,604
SOFR + 1.82%, 5.80%, 10/25/2028 (c)	245,000	254,469
SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	122,836
Series MTN, 0.50%, 4/26/2024	100,000	95,156
Series MTN, 0.75%, 1/28/2026	175,000	155,993
Series MTN, 1.60%, 4/24/2025	350,000	326,511
Series MTN, 1.65%, 7/14/2028 (b)	25,000	21,766
Series MTN, 1.80%, 7/28/2031	50,000	39,448
Series MTN, 2.80%, 5/4/2026	100,000	93,860
Series MTN, 3.30%, 8/23/2029	400,000	367,960
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	256,000	244,833
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (c)	100,000	97,876
Bank of Nova Scotia:
0.65%, 7/31/2024	100,000	94,314
1.05%, 3/2/2026	200,000	179,144
1.30%, 6/11/2025 (b)	517,000	476,901
1.30%, 9/15/2026	250,000	220,923
1.45%, 1/10/2025	182,000	170,692
2.20%, 2/3/2025 (b)	25,000	23,767
2.45%, 2/2/2032 (b)	50,000	41,302
2.95%, 3/11/2027 (b)	75,000	70,008
3.45%, 4/11/2025	160,000	155,192
4.50%, 12/16/2025	100,000	98,004
4.75%, 2/2/2026	40,000	39,768
4.85%, 2/1/2030	340,000	335,808
5.25%, 12/6/2024	210,000	210,487
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (c)	260,000	230,693
BankUnited, Inc. 4.88%, 11/17/2025	100,000	89,493
Barclays PLC:
3.65%, 3/16/2025	183,000	174,606
4.38%, 9/11/2024	270,000	260,315
4.38%, 1/12/2026	125,000	121,039
4.84%, 5/9/2028 (b)	367,000	346,764

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 5/12/2026	$290,000	$277,594
5.25%, 8/17/2045	135,000	127,857
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	250,000	197,345
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	133,000	105,972
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	100,000	71,860
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	450,000	321,232
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	75,000	60,532
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	100,000	98,029
1 year CMT + 2.65%, 5.50%, 8/9/2028 (c)	200,000	198,640
1 year CMT + 3.00%, 5.75%, 8/9/2033 (c)	50,000	48,995
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	205,678
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	300,000	317,655
1 year CMT + 3.50%, 7.44%, 11/2/2033 (c)	200,000	220,874
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	300,000	280,335
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	340,000	267,053
Canadian Imperial Bank of Commerce:
3.10%, 4/2/2024	150,000	146,577
3.30%, 4/7/2025	350,000	338,684
3.95%, 8/4/2025	400,000	390,052
Citigroup, Inc.:
3.20%, 10/21/2026	543,000	512,549
3.30%, 4/27/2025	150,000	144,762
3.40%, 5/1/2026	53,000	50,590
3.70%, 1/12/2026	117,000	113,368
3.88%, 3/26/2025	183,000	177,323
4.13%, 7/25/2028	324,000	306,698
4.40%, 6/10/2025	200,000	194,938
4.60%, 3/9/2026	150,000	147,174
4.65%, 7/23/2048	150,000	138,971
5.30%, 5/6/2044	150,000	142,802
5.50%, 9/13/2025	200,000	199,822
5.88%, 1/30/2042	350,000	371,553
6.00%, 10/31/2033 (b)	100,000	102,733
6.63%, 6/15/2032 (b)	300,000	321,312
8.13%, 7/15/2039	315,000	407,421
3 Month SOFR + 1.16%, 3.35%, 4/24/2025 (c)	660,000	643,566
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (c)	199,000	186,123
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (c)	107,000	101,969
3 Month SOFR + 1.60%, 3.98%, 3/20/2030 (c)	800,000	747,096
Security Description	Principal Amount	Value
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (c)	$838,000	$793,804
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (c)	377,000	360,883
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	781,000	742,669
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	295,000	277,855
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	150,000	134,004
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	312,000	277,224
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	100,000	85,429
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	555,000	459,845
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	275,000	233,368
SOFR + 1.37%, 4.14%, 5/24/2025 (c)	212,000	208,436
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	250,000	219,105
SOFR + 1.53%, 3.29%, 3/17/2026 (c)	150,000	144,050
SOFR + 1.55%, 5.61%, 9/29/2026 (b) (c)	167,000	167,994
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	150,000	134,505
SOFR + 2.09%, 4.91%, 5/24/2033 (b) (c)	225,000	220,518
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	126,600
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	335,000	362,326
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	580,000	554,579
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	237,827
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	150,000	148,881
Citizens Bank NA:
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	300,000	275,022
Series BKNT, 2.25%, 4/28/2025	150,000	134,379
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (b)	175,000	145,035
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (c)	350,000	322,273
Comerica, Inc. 4.00%, 2/1/2029 (b)	150,000	118,700
Commonwealth Bank of Australia 5.08%, 1/10/2025	250,000	251,177
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	100,000	93,967
4.38%, 8/4/2025	30,000	29,033

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 8/4/2045 (b)	$100,000	$93,601
Series BKNT, 3.75%, 7/21/2026	350,000	330,869
Series BKNT, 5.25%, 5/24/2041	100,000	106,340
Credit Suisse AG:
1.25%, 8/7/2026	200,000	169,328
2.95%, 4/9/2025	175,000	162,601
5.00%, 7/9/2027	200,000	192,420
7.50%, 2/15/2028	250,000	265,195
7.95%, 1/9/2025	250,000	250,487
Credit Suisse Group AG:
3.75%, 3/26/2025	200,000	184,270
4.55%, 4/17/2026	360,000	330,779
4.88%, 5/15/2045	132,000	113,021
Deutsche Bank AG:
0.90%, 5/28/2024	350,000	328,744
4.10%, 1/13/2026	100,000	91,078
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	150,000	139,670
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	471,000	398,574
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	450,000	383,319
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	200,000	154,834
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	387,000	365,870
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	100,000	82,029
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	500,000	497,840
Discover Bank:
2.45%, 9/12/2024	118,000	111,820
Series BKNT, 3.45%, 7/27/2026	75,000	69,113
Series BKNT, 4.65%, 9/13/2028 (b)	239,000	226,426
Fifth Third Bancorp:
2.38%, 1/28/2025	140,000	130,073
8.25%, 3/1/2038	75,000	84,719
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	59,000	49,885
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	250,000	230,712
SOFR + 2.19%, 6.36%, 10/27/2028 (b) (c)	300,000	301,860
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026 (b)	310,000	283,160
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (c)	31,000	28,530
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	120,000	111,401
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	$350,000	$300,576
3.50%, 1/23/2025	130,000	126,503
3.50%, 4/1/2025	625,000	606,912
3.50%, 11/16/2026	53,000	50,622
3.75%, 5/22/2025	1,195,000	1,160,524
3.75%, 2/25/2026	195,000	189,673
3.80%, 3/15/2030	127,000	118,290
3.85%, 1/26/2027	104,000	100,410
4.25%, 10/21/2025	300,000	291,432
4.75%, 10/21/2045	205,000	189,412
5.70%, 11/1/2024	25,000	25,189
6.13%, 2/15/2033 (b)	225,000	242,044
6.25%, 2/1/2041	100,000	110,182
6.75%, 10/1/2037	455,000	493,402
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	400,000	376,268
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	1,291,000	1,232,053
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	155,000	134,001
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	328,000	295,338
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	237,227
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	462,000	412,963
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	344,000	302,792
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	370,000	330,421
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	500,000	412,335
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	195,000	162,429
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	613,000	525,378
SOFR + 1.47%, 2.91%, 7/21/2042 (b) (c)	275,000	197,035
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	214,000	161,138
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	100,000	77,028
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	100,000	97,832
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	400,000	378,760
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	480,000	465,456
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	200,000	162,700

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.80%, 7/8/2044	$684,000	$635,559
HSBC Holdings PLC:
3.90%, 5/25/2026	400,000	378,684
4.25%, 8/18/2025	208,000	198,226
4.30%, 3/8/2026	200,000	195,402
4.38%, 11/23/2026 (b)	120,000	114,640
6.10%, 1/14/2042	78,000	83,504
6.50%, 5/2/2036	393,000	404,586
6.80%, 6/1/2038	120,000	122,573
7.63%, 5/17/2032	273,000	290,912
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	100,000	95,690
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	150,000	142,674
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	208,000	195,832
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	150,000	135,561
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	550,000	449,449
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	950,000	837,453
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	275,000	231,220
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	385,000	313,602
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	200,000	189,642
SOFR + 1.51%, 4.18%, 12/9/2025 (c)	125,000	121,345
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	250,000	228,430
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	441,000	377,866
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	504,000	463,116
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	400,000	387,336
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	250,000	210,068
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	209,080
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	492,000	448,615
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	100,000	99,168
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	600,000	633,450
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	50,000	49,420
HSBC USA, Inc. 5.63%, 3/17/2025	200,000	200,614
Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
2.63%, 8/6/2024 (b)	$300,000	$280,722
4.00%, 5/15/2025	75,000	70,751
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (c)	100,000	69,964
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	75,000	68,708
SOFR + 2.05%, 5.02%, 5/17/2033 (b) (c)	300,000	274,269
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	75,000	70,451
ING Groep NV:
3.95%, 3/29/2027	559,000	534,186
4.05%, 4/9/2029	300,000	281,511
4.55%, 10/2/2028 (b)	100,000	95,962
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	400,000	379,680
JPMorgan Chase & Co.:
2.95%, 10/1/2026	50,000	47,254
3.30%, 4/1/2026	200,000	193,032
3.63%, 12/1/2027	180,000	172,183
3.88%, 9/10/2024	68,000	66,845
4.25%, 10/1/2027	300,000	294,315
4.95%, 6/1/2045	250,000	236,712
5.40%, 1/6/2042	575,000	590,847
5.50%, 10/15/2040 (b)	100,000	103,255
5.60%, 7/15/2041	190,000	198,244
6.40%, 5/15/2038	424,000	483,144
8.00%, 4/29/2027	75,000	85,007
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	175,000	165,772
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	200,000	178,504
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	575,000	541,667
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	400,000	374,624
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	400,000	372,156
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	268,000	219,425
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	50,000	48,517
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	683,000	659,594
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	681,000	661,551
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	500,000	478,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	$125,000	$110,060
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	400,000	378,436
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	250,000	207,220
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	300,000	252,393
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	87,283
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	400,000	375,264
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	400,000	379,000
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	858,000	804,092
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	100,000	88,392
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	225,000	201,173
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	100,000	89,835
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	50,000	47,535
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	200,000	196,530
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	628,000	543,854
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	397,000	319,406
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	400,000	402,660
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	361,000	345,123
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	100,000	83,010
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	631,000	540,117
SOFR + 1.32%, 4.08%, 4/26/2026 (c)	100,000	98,095
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	150,000	114,162
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	168,000	123,089
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	190,000	184,944
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	310,000	300,396
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	1,292,000	1,213,343
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	349,000	312,861
Security Description	Principal Amount	Value
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	$95,000	$94,847
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	400,000	342,132
SOFR + 2.08%, 4.91%, 7/25/2033 (b) (c)	25,000	24,857
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	25,000	17,713
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	190,000	145,063
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	225,000	193,761
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	255,000	260,179
KeyBank NA:
4.15%, 8/8/2025	250,000	236,877
5.00%, 1/26/2033 (b)	250,000	232,145
Series BKNT, 3.40%, 5/20/2026	65,000	57,634
Series BKNT, 3.90%, 4/13/2029	300,000	255,027
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (c)	70,000	67,398
Series MTN, 2.55%, 10/1/2029	200,000	159,888
Lloyds Banking Group PLC:
3.75%, 1/11/2027	200,000	187,288
4.34%, 1/9/2048 (b)	200,000	155,034
4.38%, 3/22/2028	258,000	245,484
4.50%, 11/4/2024	200,000	192,530
4.65%, 3/24/2026	300,000	285,552
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	170,000	150,069
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	394,000	370,667
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	100,000	97,297
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	200,000	191,570
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	200,000	221,138
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	215,000	204,643
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	400,000	371,792
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	100,000	92,406
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	250,000	231,320
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	250,000	234,167
5.40%, 11/21/2025	300,000	289,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	$300,000	$275,262
2.19%, 2/25/2025	125,000	117,766
2.76%, 9/13/2026	211,000	194,977
3.20%, 7/18/2029 (b)	534,000	476,889
3.85%, 3/1/2026	270,000	258,884
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	150,000	139,694
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	300,000	282,498
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	725,000	637,369
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	520,000	459,841
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	450,000	404,082
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	350,000	288,865
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	119,000	118,131
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	200,000	197,962
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	374,000	371,109
1 year CMT + 2.13%, 5.13%, 7/20/2033 (c)	200,000	197,278
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	134,000	107,368
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	100,000	80,741
Mizuho Financial Group, Inc.:
2.84%, 9/13/2026	100,000	92,683
4.02%, 3/5/2028	100,000	94,425
1 year CMT + 1.50%, 5.67%, 5/27/2029 (c)	200,000	202,656
1 year CMT + 1.65%, 5.74%, 5/27/2031 (c)	200,000	204,028
1 year CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	204,218
1 year CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	200,786
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	329,000	307,289
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	175,838
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	175,000	165,218
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	194,000	171,341
1 year CMT + 0.87%, 2.17%, 5/22/2032 (c)	100,000	78,540
Morgan Stanley:
3.63%, 1/20/2027	233,000	224,230
Security Description	Principal Amount	Value
4.38%, 1/22/2047	$499,000	$447,164
5.00%, 11/24/2025	225,000	223,895
6.38%, 7/24/2042	292,000	327,872
7.25%, 4/1/2032	700,000	818,258
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	564,000	533,138
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	250,000	220,408
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	133,947
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	556,000	526,465
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	475,000	423,353
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	210,000	199,445
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	525,000	480,023
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	25,000	21,189
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	130,000	129,756
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	656,000	496,120
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	250,000	193,035
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	275,000	267,157
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	50,000	49,331
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	285,000	286,784
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	973,000	914,309
SOFR + 2.08%, 4.89%, 7/20/2033 (b) (c)	90,000	88,340
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	150,000	157,787
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	340,000	371,715
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	275,000	259,198
Series GMTN, 3.70%, 10/23/2024	101,000	99,224
Series GMTN, 3.88%, 1/27/2026	350,000	341,999
Series GMTN, 4.00%, 7/23/2025	350,000	343,231
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	532,000	512,050
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	334,000	287,547

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	$250,000	$201,098
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	350,000	369,911
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	100,000	92,925
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	575,000	537,067
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	441,000	425,424
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	253,000	207,081
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	75,000	49,526
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	650,000	595,068
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	100,000	102,304
National Australia Bank Ltd.:
4.94%, 1/12/2028	250,000	253,385
4.97%, 1/12/2026 (b)	250,000	252,172
5.13%, 11/22/2024	335,000	337,198
National Bank of Canada 5.25%, 1/17/2025	200,000	199,686
NatWest Group PLC:
4.80%, 4/5/2026	200,000	195,078
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	250,000	220,325
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	220,000	199,122
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	150,000	144,302
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	187,328
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	344,000	334,120
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	369,000	346,056
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	250,000	190,773
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	130,000	108,443
6.13%, 11/2/2032	115,000	122,538
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	125,000	112,991
PNC Bank NA:
Series BKNT, 2.70%, 10/22/2029 (b)	100,000	85,890
Series BKNT, 3.25%, 6/1/2025	150,000	143,252
Security Description	Principal Amount	Value
Series BKNT, 3.30%, 10/30/2024	$100,000	$96,728
Series BKNT, 3.88%, 4/10/2025	300,000	289,935
Series BKNT, 4.05%, 7/26/2028	130,000	122,984
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030 (b)	497,000	423,941
2.60%, 7/23/2026	250,000	231,722
3.15%, 5/19/2027 (b)	300,000	280,641
3.45%, 4/23/2029	110,000	102,077
3.90%, 4/29/2024	100,000	97,992
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	250,000	250,047
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	45,000	44,449
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	300,000	301,800
SOFR + 1.93%, 5.07%, 1/24/2034 (b) (c)	40,000	39,491
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	275,000	289,506
Regions Financial Corp. 7.38%, 12/10/2037	100,000	106,888
Royal Bank of Canada:
0.65%, 7/29/2024 (b)	100,000	94,454
3.63%, 5/4/2027	128,000	122,650
4.88%, 1/12/2026	127,000	127,244
4.90%, 1/12/2028	100,000	100,074
5.00%, 2/1/2033 (b)	100,000	101,182
6.00%, 11/1/2027	200,000	209,136
Series GMTN, 0.75%, 10/7/2024 (b)	100,000	93,791
Series GMTN, 0.88%, 1/20/2026	225,000	202,541
Series GMTN, 1.40%, 11/2/2026	350,000	310,362
Series GMTN, 1.60%, 1/21/2025	200,000	188,342
Series GMTN, 2.55%, 7/16/2024	250,000	241,942
Series GMTN, 4.65%, 1/27/2026	678,000	668,169
Series MTN, 1.15%, 6/10/2025	400,000	368,112
Series MTN, 2.30%, 11/3/2031 (b)	50,000	41,416
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	350,000	329,024
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	95,000	82,174
SOFR + 1.38%, 4.26%, 6/9/2025 (c)	100,000	96,506
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	125,000	124,921
3.50%, 6/7/2024	200,000	194,446

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	$140,000	$121,955
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	150,000	121,656
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	200,000	203,440
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	200,000	202,722
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	300,000	266,583
1.40%, 9/17/2026	200,000	174,882
1.47%, 7/8/2025	704,000	645,378
1.90%, 9/17/2028	130,000	109,942
2.13%, 7/8/2030 (b)	212,000	172,549
2.14%, 9/23/2030	292,000	232,304
2.35%, 1/15/2025	75,000	71,189
2.45%, 9/27/2024	50,000	47,911
2.63%, 7/14/2026	100,000	92,471
2.75%, 1/15/2030	150,000	129,233
2.93%, 9/17/2041 (b)	60,000	42,012
3.04%, 7/16/2029	170,000	150,360
3.45%, 1/11/2027	50,000	47,082
4.31%, 10/16/2028	49,000	47,443
5.46%, 1/13/2026	350,000	353,370
5.52%, 1/13/2028	150,000	152,268
5.77%, 1/13/2033	600,000	627,000
COR, 5.71%, 1/13/2030	200,000	206,290
Toronto-Dominion Bank:
4.46%, 6/8/2032 (b)	25,000	24,220
5.10%, 1/9/2026	350,000	352,096
5.16%, 1/10/2028	150,000	151,611
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	815,000	771,430
Series FXD, 1.45%, 1/10/2025 (b)	250,000	235,120
Series MTN, 0.70%, 9/10/2024	200,000	187,956
Series MTN, 0.75%, 1/6/2026	100,000	89,294
Series MTN, 1.15%, 6/12/2025 (b)	488,000	449,555
Series MTN, 1.25%, 9/10/2026	300,000	265,437
Series MTN, 2.00%, 9/10/2031	50,000	40,243
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	300,000	246,240
Series BKNT, 1.50%, 3/10/2025	175,000	161,219
Series BKNT, 3.30%, 5/15/2026	150,000	138,443
Security Description	Principal Amount	Value
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b) (c)	$100,000	$93,703
Series BNKT, 3.20%, 4/1/2024	300,000	291,879
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	96,552
SOFR + 1.37%, 4.12%, 6/6/2028 (c)	300,000	285,273
SOFR + 1.44%, 4.87%, 1/26/2029 (c)	80,000	77,863
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	50,000	48,174
SOFR + 2.30%, 6.12%, 10/28/2033 (c)	100,000	104,767
Series MTN, 1.13%, 8/3/2027	75,000	63,398
Series MTN, 1.95%, 6/5/2030 (b)	160,000	129,109
Series MTN, 2.50%, 8/1/2024	100,000	95,777
Series MTN, 2.85%, 10/26/2024	300,000	287,004
Series MTN, 3.70%, 6/5/2025	257,000	246,124
Series MTN, 3.88%, 3/19/2029 (b)	50,000	45,026
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b) (c)	250,000	219,793
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	186,000	155,438
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b) (c)	75,000	74,671
U.S. Bancorp:
1.45%, 5/12/2025	292,000	269,329
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (c)	570,000	440,878
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	95,000	95,436
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	50,000	48,473
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	170,000	177,635
SOFR + 2.11%, 4.97%, 7/22/2033 (c)	245,000	232,348
Series DMTN, 3.00%, 7/30/2029	350,000	305,403
Series MTN, 1.38%, 7/22/2030	54,000	42,285
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	179,698
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	165,522
Series W, 3.10%, 4/27/2026	100,000	92,798
Series W, 3.60%, 9/11/2024 (b)	161,000	155,999

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. Bank NA Series BKNT, 2.05%, 1/21/2025 (b)	$250,000	$235,922
Wells Fargo & Co.:
3.00%, 4/22/2026	77,000	72,764
3.90%, 5/1/2045	202,000	163,279
5.38%, 11/2/2043	523,000	500,569
5.61%, 1/15/2044	250,000	243,837
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	119,000	112,271
SOFR + 1.56%, 4.54%, 8/15/2026 (c)	150,000	147,276
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	139,000	137,300
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	1,063,000	997,424
SOFR + 2.10%, 4.90%, 7/25/2033 (b) (c)	325,000	317,002
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	50,000	37,264
Series GMTN, 4.90%, 11/17/2045	317,000	282,032
Series MTN, 3.00%, 2/19/2025	520,000	500,677
Series MTN, 3.30%, 9/9/2024 (b)	200,000	195,232
Series MTN, 3.55%, 9/29/2025	881,000	847,443
Series MTN, 4.10%, 6/3/2026	200,000	193,680
Series MTN, 4.15%, 1/24/2029	200,000	191,338
Series MTN, 4.40%, 6/14/2046	325,000	267,995
Series MTN, 4.65%, 11/4/2044	687,000	593,293
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	369,000	320,218
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	646,000	608,519
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	884,000	840,711
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	250,000	235,302
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	600,000	565,062
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	275,000	261,253
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	220,000	190,667
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	150,000	134,880
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	$210,000	$186,241
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	380,000	363,755
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	350,000	329,346
Wells Fargo Bank NA Series BKNT, 6.60%, 1/15/2038	150,000	167,861
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (c)	100,000	66,142
Westpac Banking Corp.:
1.02%, 11/18/2024	245,000	230,697
1.95%, 11/20/2028	550,000	478,956
2.15%, 6/3/2031 (b)	175,000	147,744
2.35%, 2/19/2025	250,000	239,490
2.65%, 1/16/2030	200,000	178,332
3.13%, 11/18/2041	350,000	240,212
3.35%, 3/8/2027	245,000	234,046
3.40%, 1/25/2028	300,000	285,096
5.35%, 10/18/2024	115,000	115,917
5.46%, 11/18/2027	150,000	155,924
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	125,000	97,676
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (c)	250,000	234,747
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b) (c)	240,000	187,234
Zions Bancorp NA 3.25%, 10/29/2029	140,000	97,734
		143,563,637
BEVERAGES — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	678,000	665,369
4.70%, 2/1/2036	300,000	297,975
4.90%, 2/1/2046	600,000	586,254
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	188,464
4.70%, 2/1/2036	250,000	247,362
4.90%, 2/1/2046	450,000	439,650
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	436,000	411,266
4.38%, 4/15/2038	150,000	142,285
4.44%, 10/6/2048	100,000	92,073
4.60%, 4/15/2048	564,000	534,238
4.75%, 1/23/2029	200,000	204,296
4.95%, 1/15/2042	249,000	246,139
5.45%, 1/23/2039	200,000	209,974
5.55%, 1/23/2049	250,000	269,945
5.80%, 1/23/2059	421,000	462,212
8.00%, 11/15/2039 (b)	36,000	46,301

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
8.20%, 1/15/2039	$193,000	$252,023
Brown-Forman Corp. 4.75%, 4/15/2033	250,000	252,927
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	300,000	260,229
1.65%, 6/1/2030	310,000	262,344
2.13%, 9/6/2029 (b)	480,000	430,987
2.25%, 1/5/2032 (b)	377,000	327,839
2.60%, 6/1/2050	196,000	139,772
2.88%, 5/5/2041	50,000	39,976
3.00%, 3/5/2051	65,000	50,394
3.45%, 3/25/2030 (b)	300,000	287,991
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	281,000	219,554
2.75%, 1/22/2030 (b)	160,000	142,488
Constellation Brands, Inc.:
2.25%, 8/1/2031	427,000	350,734
3.15%, 8/1/2029	100,000	91,474
3.50%, 5/9/2027	200,000	192,798
3.60%, 2/15/2028	225,000	214,094
4.35%, 5/9/2027	100,000	98,719
4.50%, 5/9/2047	100,000	87,621
4.75%, 5/9/2032	50,000	49,409
Diageo Capital PLC 2.13%, 10/24/2024	384,000	368,786
Keurig Dr Pepper, Inc.:
3.20%, 5/1/2030 (b)	136,000	124,018
3.80%, 5/1/2050	150,000	119,480
4.05%, 4/15/2032	65,000	61,574
4.42%, 5/25/2025	125,000	123,604
4.42%, 12/15/2046	140,000	122,430
4.50%, 4/15/2052	275,000	244,436
4.60%, 5/25/2028	40,000	39,915
Molson Coors Beverage Co.:
3.00%, 7/15/2026	224,000	211,510
4.20%, 7/15/2046	212,000	173,607
5.00%, 5/1/2042	160,000	150,366
PepsiCo, Inc.:
2.63%, 3/19/2027 (b)	50,000	47,273
2.63%, 7/29/2029	50,000	45,899
2.63%, 10/21/2041	100,000	77,324
2.75%, 3/19/2030	352,000	321,432
2.75%, 10/21/2051	175,000	128,403
2.85%, 2/24/2026	100,000	96,764
2.88%, 10/15/2049 (b)	245,000	186,680
3.00%, 10/15/2027	290,000	277,611
3.50%, 7/17/2025	50,000	49,288
3.60%, 2/18/2028	253,000	248,203
3.60%, 8/13/2042	150,000	131,461
3.63%, 3/19/2050	50,000	43,406
3.90%, 7/18/2032	40,000	39,102
4.20%, 7/18/2052	137,000	130,438
4.45%, 5/15/2028 (b)	299,000	304,917
4.45%, 2/15/2033 (b)	200,000	205,048
4.55%, 2/13/2026	80,000	81,466
Security Description	Principal Amount	Value
4.65%, 2/15/2053	$200,000	$204,914
7.00%, 3/1/2029	50,000	58,196
		13,212,727
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	390,000	338,676
1.90%, 2/21/2025	200,000	190,102
2.20%, 2/21/2027 (b)	100,000	92,144
2.45%, 2/21/2030	125,000	108,924
2.77%, 9/1/2053	220,000	140,650
2.80%, 8/15/2041	150,000	109,776
3.00%, 2/22/2029 (b)	330,000	303,362
3.00%, 1/15/2052	227,000	155,838
3.13%, 5/1/2025	284,000	275,682
3.15%, 2/21/2040	313,000	245,492
3.35%, 2/22/2032	60,000	54,089
3.38%, 2/21/2050	100,000	74,883
3.63%, 5/22/2024	145,000	142,966
4.20%, 3/1/2033	100,000	95,864
4.20%, 2/22/2052	130,000	110,400
4.40%, 5/1/2045	400,000	352,556
4.40%, 2/22/2062	125,000	105,516
4.66%, 6/15/2051	352,000	320,271
4.88%, 3/1/2053	330,000	309,167
5.15%, 3/2/2028	250,000	255,305
5.25%, 3/2/2025	275,000	278,066
5.25%, 3/2/2030	450,000	459,774
5.25%, 3/2/2033	300,000	308,109
5.51%, 3/2/2026	85,000	85,405
5.60%, 3/2/2043	90,000	92,801
5.65%, 3/2/2053	510,000	530,777
5.75%, 3/15/2040	100,000	103,079
5.75%, 3/2/2063	90,000	93,372
6.38%, 6/1/2037	150,000	166,667
6.40%, 2/1/2039	175,000	191,697
Baxalta, Inc. 4.00%, 6/23/2025	662,000	648,098
Biogen, Inc.:
2.25%, 5/1/2030	275,000	231,454
3.15%, 5/1/2050	250,000	174,340
3.25%, 2/15/2051 (b)	200,000	141,058
4.05%, 9/15/2025	206,000	201,299
Gilead Sciences, Inc.:
1.20%, 10/1/2027	250,000	218,473
2.80%, 10/1/2050	100,000	69,133
3.50%, 2/1/2025	522,000	511,983
3.65%, 3/1/2026	625,000	612,056
3.70%, 4/1/2024	100,000	98,824
4.50%, 2/1/2045	164,000	152,671
4.75%, 3/1/2046	106,000	101,842
4.80%, 4/1/2044	257,000	249,136
5.65%, 12/1/2041	167,000	180,383
Illumina, Inc.:
2.55%, 3/23/2031	40,000	33,068
5.75%, 12/13/2027	100,000	102,447

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	$110,000	$88,799
2.80%, 9/15/2050	148,000	98,757
Royalty Pharma PLC:
1.20%, 9/2/2025	86,000	78,007
1.75%, 9/2/2027	200,000	173,360
2.15%, 9/2/2031	50,000	39,579
2.20%, 9/2/2030	220,000	179,502
3.30%, 9/2/2040	60,000	43,627
3.55%, 9/2/2050	341,000	234,727
		10,754,033
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.24%, 2/15/2025	130,000	124,098
2.49%, 2/15/2027	84,000	77,904
2.72%, 2/15/2030	296,000	259,995
3.38%, 4/5/2040	50,000	39,708
3.58%, 4/5/2050	178,000	134,750
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	224,000	198,796
4.00%, 6/15/2025	50,000	49,038
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	97,586
4.50%, 2/15/2047	91,000	80,074
4.95%, 7/2/2064 (d)	50,000	45,114
6.00%, 1/15/2036	95,000	101,225
Lennox International, Inc. 1.35%, 8/1/2025	124,000	113,662
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	52,000	42,658
3.50%, 12/15/2027 (b)	25,000	24,005
4.25%, 12/15/2047	108,000	91,794
Series CB, 2.50%, 3/15/2030	300,000	254,856
Masco Corp.:
1.50%, 2/15/2028	50,000	42,679
2.00%, 10/1/2030	227,000	180,658
4.50%, 5/15/2047	95,000	78,901
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	150,000	135,499
Owens Corning:
3.40%, 8/15/2026	150,000	142,816
4.20%, 12/1/2024	25,000	24,670
4.30%, 7/15/2047	34,000	28,050
Vulcan Materials Co.:
3.50%, 6/1/2030	50,000	45,800
4.50%, 6/15/2047	130,000	115,644
4.70%, 3/1/2048	107,000	97,694
		2,627,674
Security Description	Principal Amount	Value
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.80%, 5/15/2050	$200,000	$143,730
4.80%, 3/3/2033 (b)	250,000	256,942
Albemarle Corp. 5.05%, 6/1/2032	200,000	195,704
Cabot Corp. 5.00%, 6/30/2032	50,000	48,780
Celanese U.S. Holdings LLC:
3.50%, 5/8/2024	125,000	122,123
6.05%, 3/15/2025	250,000	251,447
6.17%, 7/15/2027	200,000	202,192
6.38%, 7/15/2032 (b)	200,000	202,792
CF Industries, Inc.:
4.95%, 6/1/2043	250,000	213,905
5.38%, 3/15/2044	110,000	99,374
Dow Chemical Co.:
4.38%, 11/15/2042	100,000	86,670
4.63%, 10/1/2044	235,000	209,944
4.80%, 11/30/2028 (b)	150,000	150,987
5.25%, 11/15/2041	310,000	301,022
6.30%, 3/15/2033	60,000	65,282
6.90%, 5/15/2053	200,000	231,472
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (b)	25,000	25,230
5.32%, 11/15/2038	291,000	293,011
5.42%, 11/15/2048 (b)	507,000	507,264
Eastman Chemical Co.:
3.80%, 3/15/2025	100,000	97,526
4.65%, 10/15/2044	214,000	185,386
4.80%, 9/1/2042	100,000	89,533
5.75%, 3/8/2033	100,000	101,759
Ecolab, Inc.:
1.65%, 2/1/2027	175,000	158,627
2.70%, 11/1/2026 (b)	100,000	94,865
2.70%, 12/15/2051	75,000	49,815
2.75%, 8/18/2055	53,000	33,950
5.25%, 1/15/2028	150,000	155,627
EIDP, Inc. 2.30%, 7/15/2030	100,000	86,196
FMC Corp.:
3.45%, 10/1/2029	115,000	104,506
4.50%, 10/1/2049	100,000	83,571
Huntsman International LLC:
2.95%, 6/15/2031	50,000	41,020
4.50%, 5/1/2029	113,000	106,141
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	45,000	35,259
5.00%, 9/26/2048	150,000	128,013
Linde, Inc.:
1.10%, 8/10/2030	300,000	239,559
2.65%, 2/5/2025	25,000	24,154
4.70%, 12/5/2025	239,000	240,420

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance BV:
4.88%, 3/15/2044	$100,000	$88,489
5.25%, 7/15/2043 (b)	224,000	206,127
LYB International Finance II BV 3.50%, 3/2/2027	100,000	95,868
LYB International Finance III LLC:
1.25%, 10/1/2025	100,000	90,664
3.38%, 10/1/2040	80,000	59,254
3.63%, 4/1/2051	165,000	117,307
3.80%, 10/1/2060	70,000	48,139
4.20%, 10/15/2049	100,000	78,156
LyondellBasell Industries NV 5.75%, 4/15/2024	110,000	110,065
Mosaic Co.:
4.88%, 11/15/2041	99,000	88,794
5.45%, 11/15/2033	175,000	175,969
5.63%, 11/15/2043	100,000	97,394
Nutrien Ltd.:
2.95%, 5/13/2030	400,000	351,664
4.90%, 3/27/2028	95,000	94,983
5.00%, 4/1/2049	100,000	92,754
5.25%, 1/15/2045	25,000	23,862
5.80%, 3/27/2053	50,000	51,556
5.95%, 11/7/2025	35,000	36,007
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	45,092
2.80%, 8/15/2029	140,000	124,300
3.75%, 3/15/2028 (b)	210,000	201,810
RPM International, Inc. 4.55%, 3/1/2029	215,000	205,669
Sherwin-Williams Co.:
2.90%, 3/15/2052	100,000	64,291
2.95%, 8/15/2029	250,000	225,105
3.13%, 6/1/2024	100,000	97,773
4.25%, 8/8/2025	35,000	34,601
4.50%, 6/1/2047	150,000	132,530
Westlake Corp.:
0.88%, 8/15/2024	275,000	259,572
3.38%, 8/15/2061	100,000	61,870
4.38%, 11/15/2047	100,000	80,239
		9,103,702
COMMERCIAL SERVICES — 1.0%
American University Series 2019, 3.67%, 4/1/2049	70,000	56,732
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	100,000	81,974
1.70%, 5/15/2028	119,000	106,265
California Institute of Technology:
3.65%, 9/1/2119	39,000	27,439
4.70%, 11/1/2111	50,000	46,380
Security Description	Principal Amount	Value
Cintas Corp. No. 2 3.45%, 5/1/2025	$125,000	$122,099
Duke University:
Series 2020, 2.76%, 10/1/2050	25,000	17,840
Series 2020, 2.83%, 10/1/2055	25,000	17,603
Equifax, Inc.:
2.35%, 9/15/2031	100,000	80,479
5.10%, 12/15/2027	25,000	25,137
George Washington University:
Series 2015, 4.87%, 9/15/2045	50,000	48,506
Series 2014, 4.30%, 9/15/2044	110,000	98,229
Series 2018, 4.13%, 9/15/2048	135,000	120,648
Georgetown University Series A, 5.22%, 10/1/2118	33,000	30,583
Global Payments, Inc.:
1.20%, 3/1/2026	250,000	222,595
2.65%, 2/15/2025	250,000	237,927
2.90%, 5/15/2030	272,000	230,474
2.90%, 11/15/2031	50,000	40,980
4.15%, 8/15/2049	100,000	74,719
4.45%, 6/1/2028	50,000	47,494
5.40%, 8/15/2032	127,000	124,371
GXO Logistics, Inc.:
1.65%, 7/15/2026	175,000	153,771
2.65%, 7/15/2031	100,000	77,931
Johns Hopkins University Series A, 4.71%, 7/1/2032	15,000	15,226
Leland Stanford Junior University:
2.41%, 6/1/2050	100,000	67,029
3.65%, 5/1/2048	85,000	73,634
Massachusetts Institute of Technology:
3.89%, 7/1/2116	25,000	19,698
4.68%, 7/1/2114	205,000	192,481
5.60%, 7/1/2111	60,000	67,015
Series F, 2.99%, 7/1/2050	110,000	83,808
Moody's Corp.:
2.75%, 8/19/2041	50,000	35,888
3.25%, 1/15/2028	146,000	137,663
4.25%, 2/1/2029	100,000	97,703
Northwestern University Series 2017, 3.66%, 12/1/2057	75,000	60,944
PayPal Holdings, Inc.:
2.40%, 10/1/2024	246,000	238,219
2.85%, 10/1/2029	470,000	424,048
4.40%, 6/1/2032 (b)	100,000	98,081
5.05%, 6/1/2052	104,000	100,028
5.25%, 6/1/2062	100,000	96,766

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
President & Fellows of Harvard College:
2.52%, 10/15/2050	$25,000	$17,175
3.15%, 7/15/2046	50,000	39,729
3.30%, 7/15/2056	50,000	39,446
3.75%, 11/15/2052	75,000	65,534
Quanta Services, Inc. 0.95%, 10/1/2024	75,000	69,944
RELX Capital, Inc.:
3.00%, 5/22/2030	250,000	222,480
4.00%, 3/18/2029	110,000	106,049
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	50,000	33,008
S&P Global, Inc.:
2.50%, 12/1/2029	618,000	549,130
2.70%, 3/1/2029	225,000	204,723
2.90%, 3/1/2032 (b)	200,000	178,390
3.25%, 12/1/2049	100,000	75,731
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	100,000	79,156
Trustees of Boston University Series CC, 4.06%, 10/1/2048	75,000	66,232
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	50,000	35,490
University of Chicago:
3.00%, 10/1/2052	55,000	40,518
Series 20B, 2.76%, 4/1/2045	25,000	19,417
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	160,000	133,760
University of Southern California:
3.03%, 10/1/2039	100,000	82,214
5.25%, 10/1/2111 (b)	85,000	88,403
Series 2017, 3.84%, 10/1/2047	160,000	141,618
Verisk Analytics, Inc.:
4.13%, 3/15/2029	50,000	47,940
5.50%, 6/15/2045	30,000	29,282
5.75%, 4/1/2033	115,000	120,747
Yale University Series 2020, 1.48%, 4/15/2030	75,000	62,781
		6,447,304
COMPUTERS — 2.6%
Apple, Inc.:
0.70%, 2/8/2026	100,000	90,979
1.13%, 5/11/2025	246,000	230,834
1.20%, 2/8/2028	50,000	43,962
1.65%, 5/11/2030 (b)	450,000	382,932
Security Description	Principal Amount	Value
1.65%, 2/8/2031	$200,000	$167,158
2.05%, 9/11/2026	200,000	186,982
2.20%, 9/11/2029	1,154,000	1,032,645
2.40%, 8/20/2050 (b)	175,000	117,010
2.45%, 8/4/2026 (b)	856,000	815,194
2.55%, 8/20/2060	175,000	116,000
2.65%, 5/11/2050	300,000	212,052
2.65%, 2/8/2051	388,000	272,089
2.70%, 8/5/2051	100,000	70,423
2.80%, 2/8/2061	375,000	255,431
2.85%, 5/11/2024	25,000	24,578
2.85%, 8/5/2061	200,000	137,916
2.90%, 9/12/2027	250,000	239,280
2.95%, 9/11/2049	100,000	75,573
3.20%, 5/13/2025	292,000	286,478
3.20%, 5/11/2027	293,000	285,520
3.25%, 2/23/2026	561,000	548,978
3.25%, 8/8/2029 (b)	100,000	95,676
3.35%, 8/8/2032 (b)	100,000	94,414
3.75%, 9/12/2047	150,000	131,083
3.75%, 11/13/2047	118,000	103,235
3.85%, 5/4/2043	616,000	561,121
3.85%, 8/4/2046	200,000	178,366
3.95%, 8/8/2052	355,000	318,211
4.10%, 8/8/2062	233,000	207,911
4.25%, 2/9/2047	200,000	191,912
4.38%, 5/13/2045	200,000	194,050
4.65%, 2/23/2046	300,000	300,981
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	50,000	34,984
3.45%, 12/15/2051 (e)	250,000	162,827
5.30%, 10/1/2029	200,000	201,260
5.75%, 2/1/2033 (b)	30,000	29,981
5.85%, 7/15/2025	225,000	228,710
6.02%, 6/15/2026	353,000	362,309
6.20%, 7/15/2030	208,000	218,720
8.10%, 7/15/2036	204,000	237,152
8.35%, 7/15/2046	278,000	338,218
DXC Technology Co. 2.38%, 9/15/2028 (b)	300,000	254,529
Genpact Luxembourg Sarl 3.38%, 12/1/2024	100,000	96,425
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	300,000	288,588
4.90%, 10/15/2025	265,000	264,308
6.10%, 4/1/2026	100,000	100,837
6.20%, 10/15/2035	12,000	12,870
6.35%, 10/15/2045	150,000	157,753
HP, Inc.:
2.20%, 6/17/2025	225,000	212,211
2.65%, 6/17/2031	146,000	119,174
3.40%, 6/17/2030 (b)	150,000	132,858
4.20%, 4/15/2032	342,000	307,985
5.50%, 1/15/2033 (b)	190,000	188,254

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 9/15/2041 (b)	$350,000	$358,428
International Business Machines Corp.:
1.95%, 5/15/2030	200,000	167,080
2.85%, 5/15/2040	152,000	111,805
3.00%, 5/15/2024	301,000	295,453
3.30%, 5/15/2026	550,000	530,288
3.30%, 1/27/2027	197,000	188,758
3.50%, 5/15/2029	601,000	564,381
4.15%, 7/27/2027	102,000	100,906
4.15%, 5/15/2039	290,000	256,952
4.25%, 5/15/2049	370,000	316,946
4.40%, 7/27/2032	100,000	97,362
4.50%, 2/6/2028	100,000	99,862
4.70%, 2/19/2046	50,000	45,445
4.75%, 2/6/2033 (b)	25,000	24,841
4.90%, 7/27/2052	100,000	93,549
5.10%, 2/6/2053	100,000	95,559
5.88%, 11/29/2032 (b)	170,000	185,506
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	21,851
2.70%, 10/15/2028	125,000	104,947
3.15%, 10/15/2031	100,000	76,715
4.10%, 10/15/2041	50,000	33,448
Leidos, Inc.:
2.30%, 2/15/2031	155,000	126,006
4.38%, 5/15/2030	193,000	181,796
5.75%, 3/15/2033	45,000	45,994
NetApp, Inc.:
1.88%, 6/22/2025	365,000	340,662
2.70%, 6/22/2030 (b)	50,000	42,952
Western Digital Corp.:
2.85%, 2/1/2029	150,000	122,127
3.10%, 2/1/2032	100,000	75,524
4.75%, 2/15/2026	204,000	196,493
		16,820,563
CONSTRUCTION MATERIALS — 0.0% (a)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032 (b)	110,000	111,436
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	180,000	186,089
		297,525
COSMETICS/PERSONAL CARE — 0.6%
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	20,000	19,264
2.38%, 12/1/2029	25,000	22,115
4.15%, 3/15/2047	270,000	246,942
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	237,072
3.63%, 3/24/2032	250,000	226,992
Security Description	Principal Amount	Value
Kenvue, Inc.:
4.90%, 3/22/2033 (e)	$250,000	$258,207
5.05%, 3/22/2028 (e)	200,000	206,712
5.05%, 3/22/2053 (e)	125,000	128,906
5.10%, 3/22/2043 (e)	55,000	56,746
5.35%, 3/22/2026 (e)	50,000	51,300
Procter & Gamble Co.:
0.55%, 10/29/2025	350,000	320,887
1.90%, 2/1/2027	100,000	92,997
2.70%, 2/2/2026	232,000	224,613
2.80%, 3/25/2027	75,000	71,548
2.85%, 8/11/2027	240,000	229,248
3.00%, 3/25/2030	361,000	338,257
Unilever Capital Corp.:
0.63%, 8/12/2024	174,000	164,340
1.38%, 9/14/2030	100,000	81,473
1.75%, 8/12/2031	130,000	106,881
2.13%, 9/6/2029	131,000	114,539
2.60%, 5/5/2024	150,000	146,622
3.50%, 3/22/2028 (b)	300,000	289,929
5.90%, 11/15/2032	78,000	87,371
Series 30Y, 2.63%, 8/12/2051	60,000	41,486
		3,764,447
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	435,000	413,541
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	50,000	44,656
2.45%, 10/29/2026	175,000	157,059
3.30%, 1/30/2032	344,000	284,103
3.40%, 10/29/2033	378,000	305,428
3.50%, 1/15/2025	292,000	279,891
3.65%, 7/21/2027	80,000	73,696
3.85%, 10/29/2041	300,000	228,228
3.88%, 1/23/2028	450,000	414,585
6.50%, 7/15/2025	600,000	603,108
Series 3NC1, 1.75%, 10/29/2024	25,000	23,311
Air Lease Corp.:
0.80%, 8/18/2024	50,000	46,652
2.88%, 1/15/2032 (b)	436,000	359,731
3.13%, 12/1/2030	100,000	84,889
3.25%, 3/1/2025	50,000	47,889
4.63%, 10/1/2028	350,000	332,692
5.30%, 2/1/2028	100,000	98,788
5.85%, 12/15/2027	350,000	351,904
Aircastle Ltd. 4.25%, 6/15/2026	50,000	47,312
Ally Financial, Inc.:
3.88%, 5/21/2024	150,000	143,310
8.00%, 11/1/2031	600,000	627,691

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
American Express Co.:
2.25%, 3/4/2025	$180,000	$171,803
2.50%, 7/30/2024	225,000	217,570
2.55%, 3/4/2027	360,000	333,209
3.00%, 10/30/2024	145,000	141,416
3.13%, 5/20/2026 (b)	200,000	190,708
3.95%, 8/1/2025	600,000	588,654
4.20%, 11/6/2025 (b)	50,000	49,533
4.90%, 2/13/2026	120,000	120,948
5.85%, 11/5/2027	240,000	252,041
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	175,000	167,783
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	155,000	152,348
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	135,000	129,690
5.15%, 5/15/2033	60,000	59,862
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	74,000	64,661
BlackRock, Inc.:
2.10%, 2/25/2032	310,000	259,048
2.40%, 4/30/2030	192,000	168,574
3.25%, 4/30/2029 (b)	200,000	190,412
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	70,000	55,711
Brookfield Finance, Inc.:
3.50%, 3/30/2051	90,000	60,062
3.90%, 1/25/2028 (b)	70,000	64,847
4.00%, 4/1/2024	285,000	280,121
4.35%, 4/15/2030	145,000	135,247
4.85%, 3/29/2029	136,000	131,195
Capital One Financial Corp.:
3.30%, 10/30/2024	100,000	95,574
3.75%, 7/28/2026	250,000	227,385
3.75%, 3/9/2027	100,000	90,880
3.80%, 1/31/2028	100,000	91,693
4.20%, 10/29/2025	26,000	24,309
4.25%, 4/30/2025	200,000	190,622
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	529,000	455,152
SOFR + 1.37%, 4.17%, 5/9/2025 (c)	299,000	289,608
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	110,000	94,461
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	151,094
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	525,000	505,843
SOFR + 2.37%, 5.27%, 5/10/2033 (b) (c)	200,000	187,758
Cboe Global Markets, Inc. 3.00%, 3/16/2032	75,000	64,690
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	50,000	43,875
Security Description	Principal Amount	Value
1.15%, 5/13/2026 (b)	$150,000	$131,658
1.65%, 3/11/2031 (b)	180,000	138,789
1.95%, 12/1/2031	100,000	77,123
2.45%, 3/3/2027	200,000	179,530
3.00%, 3/10/2025	148,000	140,553
3.20%, 3/2/2027	108,000	99,972
3.25%, 5/22/2029	165,000	146,926
3.45%, 2/13/2026	140,000	132,275
3.63%, 4/1/2025	200,000	192,510
4.00%, 2/1/2029 (b)	331,000	316,294
4.20%, 3/24/2025	50,000	48,734
CI Financial Corp. 4.10%, 6/15/2051	100,000	60,322
CME Group, Inc.:
2.65%, 3/15/2032	120,000	103,957
3.75%, 6/15/2028	78,000	76,474
5.30%, 9/15/2043	276,000	292,088
Credit Suisse USA, Inc. 7.13%, 7/15/2032	410,000	454,674
Discover Financial Services:
3.95%, 11/6/2024	150,000	143,002
4.10%, 2/9/2027	400,000	377,968
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	500,000	423,360
3.00%, 6/15/2050	250,000	176,542
3.00%, 9/15/2060	125,000	81,869
3.75%, 12/1/2025 (b)	200,000	194,600
3.75%, 9/21/2028 (b)	371,000	356,676
4.25%, 9/21/2048	200,000	174,688
5.20%, 6/15/2062	150,000	150,988
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	80,000	78,802
Jefferies Financial Group, Inc.:
4.15%, 1/23/2030	50,000	45,775
4.85%, 1/15/2027	179,000	175,280
6.25%, 1/15/2036	130,000	133,614
Lazard Group LLC 4.38%, 3/11/2029	51,000	48,327
Mastercard, Inc.:
2.95%, 6/1/2029	250,000	232,170
3.30%, 3/26/2027	25,000	24,215
3.35%, 3/26/2030 (b)	332,000	316,011
3.80%, 11/21/2046	150,000	130,800
3.85%, 3/26/2050	256,000	227,456
3.95%, 2/26/2048 (b)	199,000	179,430
4.88%, 3/9/2028	145,000	149,438
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	135,000	133,422
Nasdaq, Inc.:
3.25%, 4/28/2050	225,000	154,654
3.95%, 3/7/2052	150,000	116,293
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	109,715
1.85%, 7/16/2025	504,000	461,770

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.33%, 1/22/2027	$163,000	$144,085
2.61%, 7/14/2031	211,000	165,397
2.65%, 1/16/2025	250,000	236,845
5.39%, 7/6/2027	125,000	122,886
6.18%, 1/18/2033	100,000	101,547
ORIX Corp.:
3.25%, 12/4/2024 (b)	75,000	72,706
4.00%, 4/13/2032	150,000	137,647
5.00%, 9/13/2027 (b)	75,000	74,930
5.20%, 9/13/2032 (b)	75,000	75,278
Radian Group, Inc. 4.88%, 3/15/2027	175,000	165,497
Raymond James Financial, Inc. 4.95%, 7/15/2046	40,000	36,319
Stifel Financial Corp. 4.00%, 5/15/2030	50,000	43,806
Synchrony Financial:
2.88%, 10/28/2031	300,000	213,858
3.95%, 12/1/2027	196,000	166,263
4.50%, 7/23/2025	175,000	158,868
4.88%, 6/13/2025	72,000	66,758
5.15%, 3/19/2029	165,000	145,231
Visa, Inc.:
1.90%, 4/15/2027	185,000	170,657
2.00%, 8/15/2050	150,000	94,730
2.05%, 4/15/2030	75,000	65,473
2.70%, 4/15/2040	150,000	118,626
2.75%, 9/15/2027 (b)	150,000	142,201
3.15%, 12/14/2025	458,000	444,828
3.65%, 9/15/2047	175,000	153,232
4.30%, 12/14/2045	571,000	550,358
Western Union Co. 1.35%, 3/15/2026	365,000	324,335
		22,634,415
ELECTRIC — 7.7%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	124,242
3.95%, 6/1/2028	100,000	96,249
4.70%, 5/15/2032	100,000	97,616
AEP Transmission Co. LLC:
3.75%, 12/1/2047	90,000	74,292
3.80%, 6/15/2049 (b)	191,000	157,812
4.00%, 12/1/2046	50,000	42,682
5.40%, 3/15/2053	35,000	36,455
Series M, 3.65%, 4/1/2050	100,000	79,393
Series N, 2.75%, 8/15/2051	100,000	66,121
AES Corp. 1.38%, 1/15/2026	300,000	269,631
Alabama Power Co.:
3.00%, 3/15/2052	100,000	68,793
3.13%, 7/15/2051	75,000	53,046
3.45%, 10/1/2049	400,000	299,996
3.75%, 9/1/2027	100,000	97,315
3.75%, 3/1/2045	33,000	26,591
3.94%, 9/1/2032	25,000	23,456
Security Description	Principal Amount	Value
4.30%, 1/2/2046	$87,000	$75,486
Series 20-A, 1.45%, 9/15/2030	100,000	80,371
Series A, 4.30%, 7/15/2048	115,000	99,610
Series B, 3.70%, 12/1/2047	100,000	79,462
Ameren Corp.:
1.75%, 3/15/2028	116,000	100,881
2.50%, 9/15/2024	210,000	201,602
Ameren Illinois Co.:
4.15%, 3/15/2046	160,000	137,802
5.90%, 12/1/2052	50,000	55,928
American Electric Power Co., Inc.:
5.63%, 3/1/2033	65,000	67,367
5.95%, 11/1/2032	100,000	106,499
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (c)	300,000	235,539
Appalachian Power Co.:
4.45%, 6/1/2045	50,000	42,705
7.00%, 4/1/2038	150,000	173,748
Series BB, 4.50%, 8/1/2032	50,000	48,014
Series Z, 3.70%, 5/1/2050	50,000	38,414
Arizona Public Service Co.:
2.20%, 12/15/2031	85,000	67,544
2.60%, 8/15/2029	321,000	278,988
3.15%, 5/15/2025 (b)	80,000	76,844
3.75%, 5/15/2046	30,000	22,969
4.35%, 11/15/2045	25,000	20,681
4.50%, 4/1/2042	135,000	118,049
5.05%, 9/1/2041	25,000	23,168
6.35%, 12/15/2032	100,000	108,774
Atlantic City Electric Co. 4.00%, 10/15/2028	230,000	223,657
Avangrid, Inc.:
3.20%, 4/15/2025	91,000	87,254
3.80%, 6/1/2029	50,000	46,978
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	48,000	35,495
4.25%, 9/15/2048	69,000	59,857
4.55%, 6/1/2052	200,000	182,152
3.75%, 8/15/2047	200,000	161,154
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	200,000	137,440
3.25%, 4/15/2028	48,000	45,882
3.70%, 7/15/2030	235,000	223,328
3.80%, 7/15/2048	200,000	161,534
4.05%, 4/15/2025	146,000	145,290
4.25%, 10/15/2050	300,000	258,798
4.45%, 1/15/2049	50,000	44,893
4.50%, 2/1/2045	100,000	89,477
4.60%, 5/1/2053	50,000	45,719
5.95%, 5/15/2037	100,000	107,940
6.13%, 4/1/2036	154,000	169,836
Black Hills Corp.:
2.50%, 6/15/2030	92,000	76,860

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 5/1/2033	$230,000	$211,230
CenterPoint Energy Houston Electric LLC:
4.95%, 4/1/2033	100,000	102,141
Series AC, 4.25%, 2/1/2049	68,000	60,444
Series AE, 2.35%, 4/1/2031	77,000	65,856
Series AF, 3.35%, 4/1/2051	25,000	19,004
Series AI, 4.45%, 10/1/2032	100,000	99,094
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	280,000	268,285
3.70%, 9/1/2049	100,000	76,358
CMS Energy Corp. 5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	125,000	107,897
Commonwealth Edison Co.:
2.20%, 3/1/2030	200,000	171,790
3.70%, 8/15/2028 (b)	237,000	227,710
4.00%, 3/1/2049	100,000	83,825
4.90%, 2/1/2033 (b)	100,000	102,179
Series 123, 3.75%, 8/15/2047	100,000	81,497
Connecticut Light & Power Co.:
5.25%, 1/15/2053	90,000	92,907
Series A, 0.75%, 12/1/2025	65,000	58,711
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (b)	100,000	84,594
3.60%, 6/15/2061	150,000	113,427
3.70%, 11/15/2059	98,000	73,609
3.80%, 5/15/2028	43,000	41,742
4.50%, 12/1/2045	175,000	156,751
5.20%, 3/1/2033	100,000	103,127
5.70%, 6/15/2040	320,000	329,517
6.15%, 11/15/2052	170,000	191,505
Series 08-B, 6.75%, 4/1/2038	35,000	40,366
Series 09-C, 5.50%, 12/1/2039	125,000	126,386
Series 20B, 3.95%, 4/1/2050	236,000	196,251
Series A, 4.13%, 5/15/2049	30,000	25,353
Series C, 4.30%, 12/1/2056	165,000	138,541
Constellation Energy Generation LLC:
5.60%, 3/1/2028	65,000	66,850
5.75%, 10/1/2041	79,000	78,049
6.25%, 10/1/2039	332,000	350,897
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	17,997
3.75%, 2/15/2050	50,000	40,521
3.80%, 11/15/2028	105,000	101,377
4.20%, 9/1/2052	100,000	87,671
4.65%, 3/1/2028	100,000	100,906
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	100,000	100,063
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	$100,000	$97,200
4.25%, 6/1/2028	150,000	145,966
4.70%, 12/1/2044	115,000	102,605
5.38%, 11/15/2032	100,000	102,637
7.00%, 6/15/2038	200,000	227,430
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	25,000	23,508
Series B, 3.30%, 4/15/2041	135,000	103,941
Series B, 5.95%, 6/15/2035	149,000	157,624
Series C, 2.25%, 8/15/2031	190,000	156,486
Series C, 3.38%, 4/1/2030	204,000	184,893
Series C, 4.05%, 9/15/2042	76,000	61,143
DTE Electric Co.:
2.25%, 3/1/2030	93,000	80,651
2.95%, 3/1/2050	100,000	70,290
3.70%, 6/1/2046	100,000	79,658
3.75%, 8/15/2047	145,000	117,805
5.20%, 4/1/2033	100,000	103,278
Series A, 1.90%, 4/1/2028	38,000	33,565
Series A, 4.05%, 5/15/2048	132,000	113,111
Series B, 3.65%, 3/1/2052	25,000	19,914
DTE Energy Co.:
2.95%, 3/1/2030	25,000	21,943
4.22%, 11/1/2024 (d)	300,000	296,895
Series C, 2.53%, 10/1/2024 (d)	50,000	48,115
Series C, 3.40%, 6/15/2029	235,000	215,173
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	525,000	459,664
2.55%, 4/15/2031	25,000	21,476
2.85%, 3/15/2032	20,000	17,392
3.20%, 8/15/2049	100,000	73,520
3.88%, 3/15/2046	149,000	121,898
3.95%, 3/15/2048	280,000	233,702
4.25%, 12/15/2041	100,000	89,328
4.95%, 1/15/2033	100,000	102,873
5.35%, 1/15/2053	100,000	104,250
6.00%, 1/15/2038	56,000	60,416
6.05%, 4/15/2038	200,000	218,576
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	41,802
3.40%, 6/15/2029 (b)	125,000	115,596
3.50%, 6/15/2051	122,000	89,580
3.75%, 9/1/2046	75,000	58,498
4.20%, 6/15/2049	50,000	40,861
4.50%, 8/15/2032	70,000	67,646
5.00%, 12/8/2025	200,000	201,654
5.00%, 12/8/2027	50,000	50,794
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	475,000	354,369
Duke Energy Florida LLC:
1.75%, 6/15/2030	150,000	123,678
2.40%, 12/15/2031	40,000	33,563

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 12/1/2029	$75,000	$66,129
4.20%, 7/15/2048	15,000	13,107
5.95%, 11/15/2052	20,000	22,279
6.35%, 9/15/2037	50,000	55,822
Duke Energy Indiana LLC:
2.75%, 4/1/2050	50,000	33,076
3.75%, 5/15/2046	100,000	79,776
5.40%, 4/1/2053	300,000	305,865
Series YYY, 3.25%, 10/1/2049	85,000	62,228
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	360,000	301,939
3.65%, 2/1/2029	60,000	57,022
3.70%, 6/15/2046	50,000	38,288
4.30%, 2/1/2049	32,000	27,258
5.25%, 4/1/2033 (b)	200,000	205,866
5.65%, 4/1/2053	60,000	62,923
Duke Energy Progress LLC:
2.50%, 8/15/2050	50,000	31,244
3.60%, 9/15/2047	100,000	77,635
3.70%, 9/1/2028	55,000	52,947
3.70%, 10/15/2046	100,000	79,123
4.15%, 12/1/2044	100,000	86,144
4.20%, 8/15/2045	140,000	120,460
5.25%, 3/15/2033	45,000	46,763
Edison International:
4.13%, 3/15/2028	101,000	95,998
4.70%, 8/15/2025	25,000	24,663
5.75%, 6/15/2027	144,000	147,426
El Paso Electric Co. 5.00%, 12/1/2044 (b)	25,000	22,865
Emera U.S. Finance LP 4.75%, 6/15/2046	166,000	135,048
Enel Americas SA 4.00%, 10/25/2026 (b)	214,000	205,988
Enel Chile SA 4.88%, 6/12/2028	188,000	182,283
Enel Generacion Chile SA 4.25%, 4/15/2024	197,000	194,723
Entergy Arkansas LLC 5.15%, 1/15/2033	15,000	15,410
Entergy Corp.:
0.90%, 9/15/2025	25,000	22,542
2.40%, 6/15/2031	235,000	194,643
2.80%, 6/15/2030	221,000	191,382
Entergy Louisiana LLC:
0.95%, 10/1/2024	440,000	414,616
2.35%, 6/15/2032	100,000	82,275
2.90%, 3/15/2051	155,000	105,701
3.12%, 9/1/2027	267,000	250,948
3.25%, 4/1/2028	200,000	186,928
4.75%, 9/15/2052	50,000	46,962
Entergy Mississippi LLC:
2.85%, 6/1/2028	200,000	182,986
3.50%, 6/1/2051	30,000	22,501
3.85%, 6/1/2049	155,000	122,924
Security Description	Principal Amount	Value
Entergy Texas, Inc.:
4.00%, 3/30/2029 (b)	$25,000	$24,211
4.50%, 3/30/2039	63,000	57,429
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	18,079
3.45%, 4/15/2050	25,000	18,820
4.25%, 12/1/2045	100,000	85,678
Evergy, Inc.:
2.45%, 9/15/2024	176,000	168,928
2.90%, 9/15/2029	440,000	394,451
Eversource Energy:
3.45%, 1/15/2050 (b)	25,000	19,089
4.60%, 7/1/2027	70,000	70,080
5.45%, 3/1/2028 (b)	160,000	165,798
Series H, 3.15%, 1/15/2025	25,000	24,253
Series M, 3.30%, 1/15/2028	100,000	93,959
Series Q, 0.80%, 8/15/2025	100,000	90,940
Series U, 1.40%, 8/15/2026	100,000	89,582
Exelon Corp.:
3.40%, 4/15/2026	200,000	192,332
3.95%, 6/15/2025	90,000	88,100
4.05%, 4/15/2030	200,000	190,688
4.70%, 4/15/2050	100,000	90,689
5.10%, 6/15/2045	200,000	189,314
5.15%, 3/15/2028	50,000	50,930
5.30%, 3/15/2033	100,000	101,817
5.60%, 3/15/2053	200,000	203,932
5.63%, 6/15/2035	200,000	208,864
Florida Power & Light Co.:
2.85%, 4/1/2025	301,000	292,015
2.88%, 12/4/2051	176,000	123,906
3.70%, 12/1/2047	160,000	132,520
3.95%, 3/1/2048	221,000	190,696
4.05%, 6/1/2042	50,000	44,501
4.05%, 10/1/2044	129,000	113,632
4.13%, 6/1/2048	85,000	74,640
5.05%, 4/1/2028	115,000	118,856
5.10%, 4/1/2033 (b)	125,000	129,490
5.25%, 2/1/2041	78,000	80,544
5.30%, 4/1/2053	200,000	212,424
5.69%, 3/1/2040	25,000	26,952
5.95%, 2/1/2038	25,000	27,512
5.96%, 4/1/2039	25,000	27,681
Fortis, Inc. 3.06%, 10/4/2026	100,000	93,771
Georgia Power Co.:
4.30%, 3/15/2042	100,000	88,224
4.30%, 3/15/2043	157,000	135,521
5.13%, 5/15/2052	50,000	48,879
Series B, 2.65%, 9/15/2029	200,000	176,058
Series B, 3.70%, 1/30/2050	29,000	22,502
Iberdrola International BV 6.75%, 7/15/2036 (b)	365,000	415,713
Idaho Power Co.:
5.50%, 3/15/2053	50,000	51,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K, 4.20%, 3/1/2048	$175,000	$150,738
Indiana Michigan Power Co.:
3.25%, 5/1/2051	50,000	35,234
5.63%, 4/1/2053	95,000	98,995
Series K, 4.55%, 3/15/2046	100,000	88,339
Interstate Power & Light Co. 3.25%, 12/1/2024	50,000	48,557
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	175,000	160,687
Kentucky Utilities Co.:
5.13%, 11/1/2040	250,000	244,047
Series KENT, 5.45%, 4/15/2033	60,000	62,281
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	60,000	62,141
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	18,404
3.65%, 4/15/2029	100,000	95,551
4.25%, 5/1/2046	100,000	87,673
4.25%, 7/15/2049	225,000	201,280
4.80%, 9/15/2043	50,000	48,099
National Rural Utilities Cooperative Finance Corp.:
2.75%, 4/15/2032	50,000	42,612
2.85%, 1/27/2025	90,000	87,107
3.45%, 6/15/2025	100,000	97,109
3.90%, 11/1/2028	147,000	141,867
4.40%, 11/1/2048 (b)	59,000	51,768
4.80%, 3/15/2028 (b)	331,000	334,293
5.80%, 1/15/2033	100,000	106,623
Series D, 1.00%, 10/18/2024	30,000	28,210
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	115,000	110,554
Series DD, 2.40%, 5/1/2030	50,000	43,351
Series GG, 5.90%, 5/1/2053	50,000	55,445
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	415,000	365,059
2.25%, 6/1/2030	544,000	459,821
2.75%, 11/1/2029	29,000	25,791
3.50%, 4/1/2029	150,000	140,827
4.26%, 9/1/2024	75,000	74,285
4.45%, 6/20/2025	160,000	159,296
4.63%, 7/15/2027	150,000	149,637
5.00%, 7/15/2032	230,000	231,909
5.05%, 2/28/2033	200,000	200,556
5.25%, 2/28/2053	90,000	88,775
6.05%, 3/1/2025	205,000	208,596
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (c)	200,000	165,380
Northern States Power Co.:
2.60%, 6/1/2051	50,000	33,127
2.90%, 3/1/2050	133,000	93,996
3.20%, 4/1/2052	200,000	147,194
3.40%, 8/15/2042	25,000	20,347
Security Description	Principal Amount	Value
3.60%, 5/15/2046	$50,000	$39,696
3.60%, 9/15/2047	166,000	134,296
4.00%, 8/15/2045	67,000	57,562
4.50%, 6/1/2052	35,000	32,319
5.35%, 11/1/2039	100,000	103,712
6.20%, 7/1/2037	30,000	33,212
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	21,399
4.95%, 9/15/2052	295,000	292,596
Oglethorpe Power Corp.:
4.50%, 4/1/2047 (e)	195,000	166,117
5.05%, 10/1/2048	40,000	36,460
Ohio Edison Co. 6.88%, 7/15/2036	200,000	228,314
Ohio Power Co. Series P, 2.60%, 4/1/2030	76,000	66,104
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	70,000	63,643
3.85%, 8/15/2047	30,000	23,877
4.15%, 4/1/2047	100,000	83,357
5.40%, 1/15/2033	70,000	72,458
5.60%, 4/1/2053	200,000	205,452
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	90,177
2.75%, 6/1/2024	35,000	34,155
2.75%, 5/15/2030	40,000	35,694
3.75%, 4/1/2045	118,000	99,047
4.10%, 11/15/2048	160,000	140,184
4.55%, 9/15/2032	85,000	84,652
4.60%, 6/1/2052	79,000	73,350
COR, 4.95%, 9/15/2052	15,000	14,842
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	375,000	303,506
3.15%, 1/1/2026	50,000	46,633
3.25%, 6/1/2031	150,000	127,461
3.30%, 8/1/2040	184,000	130,281
3.45%, 7/1/2025	339,000	323,559
3.50%, 8/1/2050	160,000	105,648
3.75%, 8/15/2042 (b)	26,000	18,585
3.95%, 12/1/2047	50,000	35,603
4.00%, 12/1/2046	195,000	136,847
4.20%, 3/1/2029	70,000	64,526
4.25%, 3/15/2046	30,000	22,233
4.30%, 3/15/2045	100,000	75,138
4.40%, 3/1/2032	50,000	44,998
4.45%, 4/15/2042	50,000	39,214
4.50%, 7/1/2040	180,000	148,133
4.55%, 7/1/2030	310,000	289,825
4.65%, 8/1/2028	150,000	141,156
4.75%, 2/15/2044	160,000	129,672
4.95%, 6/8/2025	50,000	49,390
4.95%, 7/1/2050	417,000	343,408
5.25%, 3/1/2052	50,000	42,476
5.45%, 6/15/2027	100,000	98,964

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 6/15/2032	$100,000	$100,014
6.15%, 1/15/2033	95,000	97,499
6.70%, 4/1/2053	65,000	66,932
6.75%, 1/15/2053	100,000	103,417
PacifiCorp:
2.90%, 6/15/2052	125,000	85,804
3.30%, 3/15/2051	150,000	110,980
4.13%, 1/15/2049	39,000	33,426
4.15%, 2/15/2050	275,000	235,232
5.35%, 12/1/2053	50,000	51,305
5.75%, 4/1/2037	63,000	67,141
6.00%, 1/15/2039	185,000	201,345
6.25%, 10/15/2037	124,000	138,874
6.35%, 7/15/2038	85,000	97,341
PECO Energy Co.:
2.85%, 9/15/2051	30,000	20,513
3.00%, 9/15/2049	95,000	67,717
3.70%, 9/15/2047	30,000	24,382
3.90%, 3/1/2048	35,000	29,668
4.38%, 8/15/2052	115,000	104,384
4.60%, 5/15/2052	105,000	98,117
PPL Capital Funding, Inc. 3.10%, 5/15/2026	382,000	362,277
Progress Energy, Inc.:
7.00%, 10/30/2031	100,000	111,165
7.75%, 3/1/2031	260,000	300,661
Public Service Co. of Colorado:
4.05%, 9/15/2049	144,000	121,585
4.10%, 6/15/2048	300,000	257,037
5.25%, 4/1/2053	115,000	117,210
Series 35, 1.90%, 1/15/2031	50,000	41,317
Public Service Co. of New Hampshire:
5.15%, 1/15/2053	50,000	50,772
Series V, 2.20%, 6/15/2031	60,000	50,645
Public Service Co. of Oklahoma 5.25%, 1/15/2033	100,000	102,240
Public Service Electric & Gas Co.:
4.65%, 3/15/2033	120,000	120,450
4.90%, 12/15/2032	500,000	511,395
Series MTN, 2.05%, 8/1/2050	75,000	44,229
Series MTN, 2.45%, 1/15/2030	245,000	215,411
Series MTN, 3.20%, 5/15/2029	54,000	49,549
Series MTN, 3.60%, 12/1/2047	100,000	79,988
Series MTN, 3.85%, 5/1/2049	60,000	50,450
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	80,009
5.85%, 11/15/2027	250,000	259,920
Security Description	Principal Amount	Value
Puget Energy, Inc. 4.10%, 6/15/2030	$105,000	$97,145
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	112,000	95,978
5.64%, 4/15/2041	20,000	20,515
5.80%, 3/15/2040	100,000	103,737
San Diego Gas & Electric Co.:
COR, 5.35%, 4/1/2053	125,000	128,751
Series RRR, 3.75%, 6/1/2047	284,000	231,213
Series TTT, 4.10%, 6/15/2049	45,000	38,192
Series WWW, 2.95%, 8/15/2051	100,000	69,624
Series XXX, 3.00%, 3/15/2032	100,000	88,308
Sempra Energy:
3.25%, 6/15/2027	245,000	229,673
3.30%, 4/1/2025	100,000	96,864
3.40%, 2/1/2028	295,000	277,683
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	149,000	119,301
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	84,962
2.85%, 8/1/2029 (b)	70,000	62,658
4.00%, 4/1/2047	334,000	274,992
4.05%, 3/15/2042	200,000	165,992
4.65%, 10/1/2043	87,000	78,999
6.05%, 3/15/2039	100,000	106,379
Series 13-A, 3.90%, 3/15/2043	122,000	99,348
Series 2004B, 6.00%, 1/15/2034	150,000	161,875
Series 20A, 2.95%, 2/1/2051	100,000	67,015
Series A, 4.20%, 3/1/2029	75,000	72,681
Series B, 4.88%, 3/1/2049	60,000	55,615
Series C, 3.60%, 2/1/2045	35,000	26,217
Series C, 4.13%, 3/1/2048	118,000	97,572
Series E, 3.70%, 8/1/2025	155,000	151,078
Series G, 2.50%, 6/1/2031	50,000	42,475
Series H, 3.65%, 6/1/2051	290,000	223,416
Series K, 0.98%, 8/1/2024	481,000	455,776
Southern Co.:
3.25%, 7/1/2026	100,000	95,401
4.40%, 7/1/2046	218,000	189,821
5.70%, 10/15/2032 (b)	65,000	68,352
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (c)	145,000	122,463
Series A, 3.70%, 4/30/2030	498,000	466,043
Southern Power Co.:
0.90%, 1/15/2026	65,000	58,469
5.15%, 9/15/2041	250,000	235,050
Series F, 4.95%, 12/15/2046	61,000	54,478

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Electric Power Co.:
3.25%, 11/1/2051	$175,000	$121,730
5.30%, 4/1/2033	250,000	251,922
Series L, 3.85%, 2/1/2048	250,000	193,087
Southwestern Public Service Co.:
3.70%, 8/15/2047	300,000	234,477
Series 8, 3.15%, 5/1/2050	32,000	22,975
Tampa Electric Co.:
2.40%, 3/15/2031	111,000	92,975
3.45%, 3/15/2051	25,000	18,509
3.63%, 6/15/2050	30,000	22,929
4.35%, 5/15/2044	100,000	86,459
4.45%, 6/15/2049	100,000	86,881
5.00%, 7/15/2052 (b)	100,000	95,980
Tucson Electric Power Co.:
4.00%, 6/15/2050	110,000	89,477
4.85%, 12/1/2048	19,000	17,360
5.50%, 4/15/2053	100,000	101,772
Union Electric Co.:
2.15%, 3/15/2032	200,000	163,464
3.65%, 4/15/2045	70,000	55,560
4.00%, 4/1/2048	80,000	66,466
5.45%, 3/15/2053	180,000	187,900
Virginia Electric & Power Co.:
4.45%, 2/15/2044	150,000	132,966
5.00%, 4/1/2033	200,000	201,346
Series A, 2.88%, 7/15/2029	160,000	144,965
Series A, 3.10%, 5/15/2025	91,000	87,697
Series A, 3.15%, 1/15/2026	360,000	348,473
Series A, 6.00%, 5/15/2037	20,000	21,536
Series B, 4.20%, 5/15/2045	100,000	83,948
Series C, 4.00%, 11/15/2046	219,000	179,573
Series C, 4.63%, 5/15/2052	206,000	187,355
Series D, 4.65%, 8/15/2043	160,000	145,605
WEC Energy Group, Inc.:
2.20%, 12/15/2028	50,000	43,579
4.75%, 1/9/2026	200,000	199,974
4.75%, 1/15/2028	100,000	100,018
Wisconsin Electric Power Co. 4.75%, 9/30/2032	70,000	70,381
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	25,374
3.65%, 4/1/2050	125,000	95,970
3.95%, 9/1/2032	150,000	141,330
4.95%, 4/1/2033	110,000	110,641
Wisconsin Public Service Corp. 5.35%, 11/10/2025	155,000	157,728
Xcel Energy, Inc.:
1.75%, 3/15/2027	285,000	255,417
2.60%, 12/1/2029	200,000	174,832
3.30%, 6/1/2025	86,000	83,202
		50,449,603
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.80%, 10/15/2027	$200,000	$179,110
1.95%, 10/15/2030	211,000	177,525
2.75%, 10/15/2050	53,000	35,717
2.80%, 12/21/2051	358,000	244,793
		637,145
ELECTRONICS — 0.6%
Agilent Technologies, Inc. 2.30%, 3/12/2031	50,000	41,833
Allegion PLC 3.50%, 10/1/2029	32,000	28,953
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	100,000	100,306
Amphenol Corp.:
2.20%, 9/15/2031	51,000	42,343
2.80%, 2/15/2030	113,000	101,737
4.35%, 6/1/2029	50,000	49,888
4.75%, 3/30/2026	65,000	65,255
Arrow Electronics, Inc. 3.88%, 1/12/2028	350,000	332,577
Avnet, Inc.:
4.63%, 4/15/2026	149,000	146,799
6.25%, 3/15/2028	100,000	101,608
Flex Ltd.:
3.75%, 2/1/2026	107,000	102,762
4.75%, 6/15/2025	66,000	64,912
4.88%, 5/12/2030	150,000	145,893
6.00%, 1/15/2028	15,000	15,296
Fortive Corp. 4.30%, 6/15/2046	151,000	122,236
Honeywell International, Inc.:
1.10%, 3/1/2027	150,000	134,706
1.35%, 6/1/2025	50,000	47,137
1.75%, 9/1/2031 (b)	258,000	211,743
1.95%, 6/1/2030	125,000	106,902
2.30%, 8/15/2024	50,000	48,562
2.70%, 8/15/2029	100,000	92,157
3.81%, 11/21/2047	140,000	122,580
4.85%, 11/1/2024	150,000	151,290
4.95%, 2/15/2028	119,000	123,081
5.00%, 2/15/2033	85,000	89,399
5.70%, 3/15/2037	50,000	55,295
Hubbell, Inc.:
3.15%, 8/15/2027	53,000	50,082
3.35%, 3/1/2026	75,000	72,491
Jabil, Inc. 3.60%, 1/15/2030	200,000	180,718
Keysight Technologies, Inc. 3.00%, 10/30/2029	50,000	44,224
Legrand France SA 8.50%, 2/15/2025	25,000	26,720
TD SYNNEX Corp.:
1.25%, 8/9/2024	207,000	193,620
1.75%, 8/9/2026	70,000	60,976

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 8/9/2028	$50,000	$41,438
2.65%, 8/9/2031	114,000	89,329
Trimble, Inc. 6.10%, 3/15/2033	100,000	100,857
Tyco Electronics Group SA:
3.70%, 2/15/2026	100,000	97,935
4.50%, 2/13/2026	70,000	70,038
Vontier Corp.:
1.80%, 4/1/2026	215,000	190,750
2.40%, 4/1/2028	100,000	84,079
2.95%, 4/1/2031	75,000	59,695
		4,008,202
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (b) (e)	485,000	456,909
4.05%, 3/15/2029 (e)	308,000	286,418
4.28%, 3/15/2032 (e)	245,000	218,609
5.05%, 3/15/2042 (e)	415,000	347,002
5.14%, 3/15/2052 (e)	440,000	356,963
5.39%, 3/15/2062 (e)	212,000	171,349
WarnerMedia Holdings, Inc.:
3.64%, 3/15/2025 (e)	140,000	135,454
6.41%, 3/15/2026	130,000	130,631
		2,103,335
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	84,080
Republic Services, Inc.:
2.30%, 3/1/2030	100,000	86,641
2.50%, 8/15/2024	276,000	267,463
3.05%, 3/1/2050 (b)	100,000	72,288
3.38%, 11/15/2027	200,000	191,004
4.88%, 4/1/2029	110,000	111,101
5.00%, 4/1/2034	85,000	86,415
Waste Connections, Inc.:
2.95%, 1/15/2052	100,000	69,330
3.05%, 4/1/2050	67,000	47,100
3.50%, 5/1/2029	115,000	107,250
4.20%, 1/15/2033	105,000	100,634
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	50,000	45,489
1.50%, 3/15/2031	30,000	23,921
2.50%, 11/15/2050	25,000	16,100
2.95%, 6/1/2041	35,000	26,660
4.15%, 4/15/2032	150,000	145,287
4.63%, 2/15/2033	400,000	401,124
		1,881,887
FOOD — 1.5%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	49,105
4.15%, 3/15/2028	232,000	227,253
4.80%, 3/15/2048	50,000	46,622
Security Description	Principal Amount	Value
Conagra Brands, Inc.:
1.38%, 11/1/2027	$150,000	$128,601
4.30%, 5/1/2024	150,000	148,573
4.60%, 11/1/2025	400,000	396,272
5.40%, 11/1/2048	158,000	154,783
General Mills, Inc.:
2.88%, 4/15/2030	31,000	27,826
4.00%, 4/17/2025	565,000	557,536
4.20%, 4/17/2028	150,000	148,457
4.95%, 3/29/2033	90,000	91,333
5.24%, 11/18/2025	30,000	30,078
Hershey Co. 3.13%, 11/15/2049	30,000	22,826
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	33,286
3.05%, 6/3/2051	140,000	102,281
Ingredion, Inc. 2.90%, 6/1/2030	120,000	105,421
J M Smucker Co.:
2.13%, 3/15/2032 (b)	25,000	20,401
2.38%, 3/15/2030	80,000	68,958
3.38%, 12/15/2027	100,000	95,117
4.25%, 3/15/2035	33,000	30,991
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.00%, 5/15/2032 (e)	300,000	235,752
5.13%, 2/1/2028 (e)	250,000	242,022
5.75%, 4/1/2033 (e)	500,000	480,255
6.50%, 12/1/2052 (e)	201,000	192,671
Kellogg Co.:
2.10%, 6/1/2030	50,000	41,899
3.25%, 4/1/2026	400,000	383,196
3.40%, 11/15/2027	113,000	107,804
5.25%, 3/1/2033	35,000	35,908
Series B, 7.45%, 4/1/2031	25,000	28,814
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	200,000	191,086
3.75%, 4/1/2030 (b)	75,000	71,079
4.38%, 6/1/2046	200,000	174,260
4.63%, 10/1/2039	60,000	54,959
5.20%, 7/15/2045	425,000	412,250
5.50%, 6/1/2050	205,000	207,552
6.50%, 2/9/2040	300,000	329,211
6.88%, 1/26/2039	100,000	113,292
Kroger Co.:
2.20%, 5/1/2030	40,000	33,557
2.65%, 10/15/2026	85,000	80,059
3.50%, 2/1/2026	647,000	631,407
4.50%, 1/15/2029 (b)	100,000	99,489
5.15%, 8/1/2043	78,000	74,116
6.90%, 4/15/2038	75,000	85,515
McCormick & Co., Inc.:
0.90%, 2/15/2026	355,000	318,485
2.50%, 4/15/2030	400,000	342,140

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 8/15/2024	$30,000	$29,209
Mondelez International, Inc.:
1.50%, 5/4/2025	185,000	173,086
2.75%, 4/13/2030	250,000	221,820
Pilgrim's Pride Corp.:
COR, 3.50%, 3/1/2032	100,000	80,325
COR, 4.25%, 4/15/2031	134,000	116,942
Sysco Corp.:
2.40%, 2/15/2030	100,000	87,203
2.45%, 12/14/2031	70,000	58,352
3.15%, 12/14/2051	130,000	90,830
3.25%, 7/15/2027 (b)	41,000	38,903
5.95%, 4/1/2030	50,000	53,195
6.60%, 4/1/2040	96,000	106,200
6.60%, 4/1/2050	471,000	536,620
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	95,476
4.35%, 3/1/2029	100,000	97,092
4.55%, 6/2/2047	50,000	43,291
5.10%, 9/28/2048	320,000	300,550
		9,581,592
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	142,000	130,881
4.50%, 8/1/2024	95,000	93,254
Fibria Overseas Finance Ltd.:
4.00%, 1/14/2025	75,000	73,148
5.50%, 1/17/2027 (b)	125,000	125,545
International Paper Co. 4.80%, 6/15/2044	340,000	311,539
Suzano Austria GmbH:
2.50%, 9/15/2028	66,000	56,592
3.75%, 1/15/2031	250,000	217,433
6.00%, 1/15/2029	125,000	126,088
Series DM3N, 3.13%, 1/15/2032 (b)	80,000	65,620
		1,200,100
GAS — 0.6%
Atmos Energy Corp.:
2.63%, 9/15/2029	175,000	156,403
2.85%, 2/15/2052	160,000	108,715
4.30%, 10/1/2048	50,000	44,363
5.75%, 10/15/2052	342,000	371,942
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	252,000	213,280
5.25%, 3/1/2028	100,000	102,549
5.40%, 3/1/2033	100,000	103,397
5.85%, 1/15/2041	75,000	78,753
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	48,164
Security Description	Principal Amount	Value
National Fuel Gas Co.:
2.95%, 3/1/2031	$100,000	$80,361
5.50%, 1/15/2026	149,000	148,999
NiSource, Inc.:
0.95%, 8/15/2025	89,000	81,268
2.95%, 9/1/2029	75,000	66,777
3.60%, 5/1/2030	36,000	33,266
4.80%, 2/15/2044	350,000	323,694
5.25%, 3/30/2028	125,000	127,204
5.65%, 2/1/2045	100,000	103,954
5.95%, 6/15/2041	72,000	75,299
ONE Gas, Inc. 4.50%, 11/1/2048	70,000	61,235
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	50,000	46,455
3.64%, 11/1/2046	150,000	111,565
5.05%, 5/15/2052	50,000	46,554
Southern California Gas Co.:
3.15%, 9/15/2024	275,000	268,639
6.35%, 11/15/2052	125,000	143,927
Series UU, 4.13%, 6/1/2048	255,000	211,721
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	250,000	213,600
5.15%, 9/15/2032	75,000	75,685
Southwest Gas Corp.:
2.20%, 6/15/2030	63,000	51,978
3.80%, 9/29/2046 (b)	80,000	60,724
5.45%, 3/23/2028	65,000	65,603
Spire Missouri, Inc.:
3.30%, 6/1/2051 (b)	100,000	72,595
4.80%, 2/15/2033	30,000	29,937
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	190,000	151,151
Series MTN, 3.65%, 9/15/2049	50,000	38,535
		3,918,292
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	65,000	53,437
4.63%, 6/15/2028	83,000	80,210
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	65,000	65,445
6.05%, 4/15/2028 (e)	107,000	107,398
6.30%, 2/15/2030 (e)	150,000	150,691
6.40%, 4/15/2033 (e)	150,000	150,251
Snap-on, Inc. 4.10%, 3/1/2048	50,000	44,706
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	250,000	207,550
2.75%, 11/15/2050	100,000	59,243
3.40%, 3/1/2026	260,000	249,090
4.25%, 11/15/2028	98,000	94,679
4.85%, 11/15/2048	110,000	93,492
5.20%, 9/1/2040	43,000	40,311

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.27%, 3/6/2026	$100,000	$100,953
		1,497,456
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	125,000	109,174
2.95%, 3/15/2025 (b)	315,000	307,837
3.75%, 11/30/2026	199,000	197,454
4.75%, 4/15/2043	100,000	101,324
4.90%, 11/30/2046	200,000	205,616
6.15%, 11/30/2037	135,000	156,098
Baxter International, Inc.:
1.32%, 11/29/2024	100,000	94,106
1.73%, 4/1/2031 (b)	50,000	39,094
1.92%, 2/1/2027	200,000	178,990
2.27%, 12/1/2028	116,000	100,762
2.54%, 2/1/2032	200,000	162,940
3.13%, 12/1/2051	100,000	64,799
3.95%, 4/1/2030 (b)	300,000	279,303
Boston Scientific Corp.:
1.90%, 6/1/2025	113,000	106,829
2.65%, 6/1/2030	400,000	353,500
4.70%, 3/1/2049	100,000	95,188
Danaher Corp. 2.80%, 12/10/2051	250,000	175,245
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	100,000	88,657
DH Europe Finance II Sarl:
2.20%, 11/15/2024	43,000	41,283
2.60%, 11/15/2029 (b)	120,000	107,358
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025 (e)	250,000	253,102
5.65%, 11/15/2027 (e)	100,000	103,395
5.91%, 11/22/2032 (b) (e)	200,000	212,628
6.38%, 11/22/2052 (e)	200,000	223,396
Koninklijke Philips NV 6.88%, 3/11/2038	135,000	155,870
Medtronic, Inc. 4.63%, 3/15/2045 (b)	450,000	440,847
PerkinElmer, Inc.:
0.85%, 9/15/2024	100,000	93,733
3.30%, 9/15/2029	224,000	200,290
3.63%, 3/15/2051	100,000	72,938
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	50,000	40,548
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	36,767
Stryker Corp.:
1.15%, 6/15/2025	75,000	69,271
1.95%, 6/15/2030	25,000	21,082
3.50%, 3/15/2026	100,000	97,399
4.10%, 4/1/2043	150,000	130,627
4.63%, 3/15/2046	100,000	93,537
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	265,000	251,697
Security Description	Principal Amount	Value
1.75%, 10/15/2028 (b)	$400,000	$351,588
4.10%, 8/15/2047	326,000	297,622
4.80%, 11/21/2027	70,000	71,761
5.30%, 2/1/2044	50,000	52,304
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	300,000	283,608
3.05%, 1/15/2026	99,000	94,948
3.55%, 4/1/2025	110,000	106,676
		6,721,191
HEALTH CARE SERVICES — 3.6%
Adventist Health System 2.95%, 3/1/2029	261,000	230,304
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	67,000	64,576
Aetna, Inc.:
3.50%, 11/15/2024	100,000	97,710
4.13%, 11/15/2042	200,000	169,304
4.75%, 3/15/2044	50,000	45,683
AHS Hospital Corp. 5.02%, 7/1/2045	50,000	49,341
Allina Health System Series 2021, 2.90%, 11/15/2051	245,000	160,365
Ascension Health:
3.95%, 11/15/2046	90,000	77,999
4.85%, 11/15/2053	170,000	168,543
Series B, 2.53%, 11/15/2029	274,000	240,619
Banner Health:
2.91%, 1/1/2051	25,000	17,146
Series 2020, 3.18%, 1/1/2050	70,000	50,924
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	37,887
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	150,000	134,802
Series 20-2, 3.21%, 6/1/2050	146,000	103,683
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	71,873
Centene Corp.:
2.50%, 3/1/2031	300,000	242,799
2.63%, 8/1/2031	300,000	243,192
3.00%, 10/15/2030	300,000	252,489
3.38%, 2/15/2030	500,000	437,890
4.25%, 12/15/2027	300,000	289,008
4.63%, 12/15/2029	500,000	470,400
Children's Health System of Texas 2.51%, 8/15/2050	130,000	83,480

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Children's Hospital Series 2020, 2.93%, 7/15/2050	$100,000	$66,275
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	50,000	44,552
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	100,000	93,405
CHRISTUS Health Series C, 4.34%, 7/1/2028	34,000	33,082
City of Hope:
Series 2013, 5.62%, 11/15/2043	110,000	111,895
Series 2018, 4.38%, 8/15/2048	193,000	167,568
Cleveland Clinic Foundation 4.86%, 1/1/2114	60,000	55,657
CommonSpirit Health:
1.55%, 10/1/2025	50,000	45,958
2.76%, 10/1/2024	75,000	72,668
2.78%, 10/1/2030	80,000	68,251
3.35%, 10/1/2029	269,000	241,982
3.82%, 10/1/2049 (b)	110,000	85,271
3.91%, 10/1/2050	40,000	30,900
4.35%, 11/1/2042	50,000	42,742
6.07%, 11/1/2027	80,000	82,152
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	13,468
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	55,539
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	204,575
Dignity Health 5.27%, 11/1/2064	100,000	93,222
Elevance Health, Inc.:
1.50%, 3/15/2026	200,000	182,346
2.38%, 1/15/2025	400,000	383,088
3.13%, 5/15/2050	30,000	21,513
3.35%, 12/1/2024	207,000	202,164
3.50%, 8/15/2024	100,000	97,970
3.60%, 3/15/2051	80,000	62,584
4.10%, 3/1/2028	100,000	98,025
4.10%, 5/15/2032	100,000	95,613
4.55%, 5/15/2052	75,000	67,590
4.65%, 8/15/2044	210,000	193,261
4.75%, 2/15/2033	200,000	201,040
5.10%, 1/15/2044	176,000	171,570
5.13%, 2/15/2053	285,000	283,906
5.35%, 10/15/2025	90,000	91,232
5.50%, 10/15/2032	150,000	157,578
6.10%, 10/15/2052	55,000	61,392
Security Description	Principal Amount	Value
6.38%, 6/15/2037	$100,000	$111,798
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	150,000	135,447
Series 2020, 2.88%, 9/1/2050	50,000	33,959
HCA, Inc.:
3.38%, 3/15/2029 (e)	200,000	180,588
3.50%, 9/1/2030	50,000	44,542
3.50%, 7/15/2051	150,000	103,608
3.63%, 3/15/2032 (e)	200,000	175,904
4.13%, 6/15/2029	158,000	148,378
4.38%, 3/15/2042 (e)	125,000	104,847
4.50%, 2/15/2027	347,000	339,144
4.63%, 3/15/2052 (e)	120,000	99,698
5.13%, 6/15/2039	250,000	233,245
5.25%, 4/15/2025	143,000	143,425
5.25%, 6/15/2026	442,000	442,513
5.25%, 6/15/2049	45,000	40,606
5.38%, 2/1/2025	200,000	200,066
5.38%, 9/1/2026	228,000	228,775
5.50%, 6/15/2047	325,000	305,025
5.88%, 2/15/2026	180,000	182,626
5.88%, 2/1/2029	100,000	102,143
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	100,000	82,791
Humana, Inc.:
1.35%, 2/3/2027	75,000	65,918
3.13%, 8/15/2029	100,000	90,486
3.70%, 3/23/2029	90,000	84,429
3.85%, 10/1/2024	50,000	49,157
3.95%, 3/15/2027	100,000	96,871
4.63%, 12/1/2042	53,000	47,762
4.88%, 4/1/2030	43,000	43,261
4.95%, 10/1/2044	100,000	93,689
5.70%, 3/13/2026	100,000	100,554
5.75%, 3/1/2028	100,000	103,919
5.88%, 3/1/2033	100,000	107,600
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	200,000	171,290
Series 2021, 2.85%, 11/1/2051	55,000	37,345
Inova Health System Foundation 4.07%, 5/15/2052	10,000	8,622
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	225,000	174,280
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	76,994
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	250,000	219,392
4.88%, 4/1/2042	60,000	58,678

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 3.27%, 11/1/2049 (b)	$100,000	$74,666
Series 2021, 2.81%, 6/1/2041 (b)	265,000	195,361
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	305,000	291,543
3.25%, 9/1/2024	201,000	196,853
3.60%, 2/1/2025	113,000	110,026
4.70%, 2/1/2045 (b)	50,000	44,825
Mass General Brigham, Inc.:
Series 2017, 3.77%, 7/1/2048	50,000	40,827
Series 2020, 3.19%, 7/1/2049	100,000	73,910
Series 2020, 3.34%, 7/1/2060	125,000	89,765
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	69,610
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048 (b)	125,000	111,720
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	30,000	21,860
Memorial Health Services 3.45%, 11/1/2049	150,000	114,520
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	108,000	93,665
Series 2020, 2.96%, 1/1/2050	196,000	138,482
Methodist Hospital Series 20A, 2.71%, 12/1/2050	75,000	50,003
Montefiore Obligated Group 4.29%, 9/1/2050	160,000	99,014
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	100,000	82,397
Series 2019, 3.74%, 7/1/2049	279,000	216,669
MultiCare Health System 2.80%, 8/15/2050	90,000	56,147
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	70,838
New York & Presbyterian Hospital Series 2019, 3.95%, 8/1/2119 (b)	70,000	52,334
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (b)	125,000	98,146
4.26%, 11/1/2047	135,000	115,237
Security Description	Principal Amount	Value
Novant Health, Inc.:
2.64%, 11/1/2036	$160,000	$126,475
3.17%, 11/1/2051	100,000	72,145
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	100,000	64,839
NYU Langone Hospitals:
4.37%, 7/1/2047	249,000	224,862
4.78%, 7/1/2044	80,000	75,626
Series 2020, 3.38%, 7/1/2055	40,000	28,922
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	100,000	72,386
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	80,000	56,711
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	20,000	17,191
Series A, 3.93%, 10/1/2048	200,000	156,264
Queen's Health Systems 4.81%, 7/1/2052	75,000	72,842
Quest Diagnostics, Inc. 3.45%, 6/1/2026	160,000	153,086
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	50,000	46,439
Stanford Health Care:
3.03%, 8/15/2051	80,000	57,470
Series 2018, 3.80%, 11/15/2048	50,000	41,739
Summa Health 3.51%, 11/15/2051 (b)	50,000	36,212
Sutter Health:
Series 2018, 3.70%, 8/15/2028	374,000	354,515
Series 20A, 1.32%, 8/15/2025	126,000	115,886
Series 20A, 3.36%, 8/15/2050	100,000	72,903
Texas Health Resources:
2.33%, 11/15/2050	20,000	12,027
4.33%, 11/15/2055	50,000	43,962
Toledo Hospital 5.75%, 11/15/2038	230,000	225,692
Trinity Health Corp. 4.13%, 12/1/2045	110,000	96,303
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	120,000	110,270
2.00%, 5/15/2030	350,000	299,047
2.88%, 8/15/2029	100,000	91,544
2.90%, 5/15/2050	100,000	70,951

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/15/2060	$100,000	$70,162
3.25%, 5/15/2051	155,000	116,591
3.38%, 4/15/2027	100,000	96,278
3.70%, 8/15/2049	100,000	81,799
3.75%, 7/15/2025	389,000	384,686
3.85%, 6/15/2028	300,000	293,217
3.88%, 12/15/2028	100,000	97,986
3.88%, 8/15/2059	100,000	80,468
3.95%, 10/15/2042	10,000	8,756
4.00%, 5/15/2029	80,000	78,281
4.20%, 5/15/2032	165,000	161,474
4.25%, 1/15/2029	150,000	148,906
4.25%, 3/15/2043	25,000	23,198
4.25%, 4/15/2047	156,000	139,832
4.25%, 6/15/2048	182,000	163,754
4.38%, 3/15/2042	175,000	161,901
4.50%, 4/15/2033	200,000	198,792
4.63%, 7/15/2035	66,000	66,339
4.75%, 7/15/2045	200,000	196,976
4.75%, 5/15/2052	204,000	198,798
4.95%, 5/15/2062	100,000	97,430
5.00%, 10/15/2024	65,000	65,512
5.05%, 4/15/2053	200,000	202,158
5.15%, 10/15/2025	35,000	35,684
5.20%, 4/15/2063	100,000	101,349
5.25%, 2/15/2028	105,000	109,397
5.35%, 2/15/2033	150,000	159,415
5.70%, 10/15/2040	100,000	108,347
5.88%, 2/15/2053	60,000	67,440
5.95%, 2/15/2041	165,000	182,025
6.05%, 2/15/2063	45,000	51,453
6.50%, 6/15/2037	481,000	553,862
6.63%, 11/15/2037	760,000	891,260
Universal Health Services, Inc.:
2.65%, 10/15/2030 (b)	50,000	40,082
2.65%, 1/15/2032	120,000	93,815
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	246,000	220,915
		23,842,491
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	50,000	44,151
1.40%, 10/15/2027 (b)	25,000	21,500
2.50%, 10/15/2024	100,000	96,351
Lennar Corp.:
4.75%, 5/30/2025	25,000	24,621
4.75%, 11/29/2027	71,000	70,210
5.00%, 6/15/2027	100,000	99,900
5.25%, 6/1/2026	250,000	250,887
MDC Holdings, Inc.:
3.85%, 1/15/2030	200,000	172,088
6.00%, 1/15/2043	200,000	173,654
PulteGroup, Inc.:
5.50%, 3/1/2026	116,000	116,463
Security Description	Principal Amount	Value
7.88%, 6/15/2032	$50,000	$57,745
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	100,000	89,937
4.35%, 2/15/2028	100,000	94,310
4.88%, 3/15/2027	25,000	24,308
		1,336,125
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2051 (b)	100,000	74,712
Whirlpool Corp.:
4.50%, 6/1/2046	65,000	52,964
4.60%, 5/15/2050	186,000	154,668
4.75%, 2/26/2029 (b)	50,000	49,521
		331,865
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	50,000	48,222
3.25%, 8/15/2032	25,000	23,438
4.60%, 3/1/2028	50,000	51,278
4.60%, 3/1/2033 (b)	200,000	207,466
Procter & Gamble Co. 3.95%, 1/26/2028 (b)	50,000	50,222
		380,626
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 5.75%, 3/15/2033	200,000	207,962
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	25,000	24,741
5.60%, 11/15/2032	95,000	101,902
Clorox Co. 1.80%, 5/15/2030	200,000	165,464
Kimberly-Clark Corp.:
2.00%, 11/2/2031	50,000	42,195
3.20%, 4/25/2029	50,000	47,373
4.50%, 2/16/2033	400,000	405,148
		994,785
INSURANCE — 2.9%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b) (c)	25,000	23,637
Aflac, Inc.:
3.60%, 4/1/2030 (b)	299,000	281,138
4.75%, 1/15/2049	50,000	46,647
Allstate Corp.:
0.75%, 12/15/2025	614,000	550,414
5.25%, 3/30/2033	80,000	80,841
American International Group, Inc.:
2.50%, 6/30/2025	172,000	162,838
3.40%, 6/30/2030	100,000	89,629
4.38%, 6/30/2050	100,000	85,512
4.50%, 7/16/2044	219,000	190,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 4/1/2048	$310,000	$278,399
5.13%, 3/27/2033	135,000	133,993
Aon Corp.:
2.80%, 5/15/2030	100,000	88,428
4.50%, 12/15/2028	100,000	98,353
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	65,146
3.90%, 2/28/2052 (b)	200,000	161,462
5.00%, 9/12/2032	200,000	201,732
5.35%, 2/28/2033	125,000	129,314
Aon Global Ltd.:
3.50%, 6/14/2024	100,000	98,157
3.88%, 12/15/2025	100,000	97,513
4.60%, 6/14/2044	50,000	44,410
Arch Capital Group Ltd. 3.64%, 6/30/2050	145,000	107,781
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	200,000	184,862
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	95,000	68,476
5.50%, 3/2/2033	300,000	305,997
Assured Guaranty U.S. Holdings, Inc. 3.15%, 6/15/2031	117,000	100,455
Athene Holding Ltd.:
3.95%, 5/25/2051 (b)	50,000	34,011
4.13%, 1/12/2028	25,000	22,679
6.15%, 4/3/2030	320,000	319,645
6.65%, 2/1/2033	100,000	101,559
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	202,000	130,025
2.85%, 10/15/2050	150,000	105,922
3.85%, 3/15/2052	50,000	42,032
4.20%, 8/15/2048	256,000	232,650
4.25%, 1/15/2049	282,000	260,145
4.30%, 5/15/2043	135,000	124,643
4.40%, 5/15/2042	59,000	56,488
5.75%, 1/15/2040	400,000	442,040
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	486,600
4.50%, 2/11/2043	150,000	142,659
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	127,582
4.70%, 6/22/2047	25,000	18,239
5.63%, 5/15/2030 (b)	190,000	182,799
Brown & Brown, Inc.:
2.38%, 3/15/2031	30,000	24,023
4.20%, 9/15/2024	175,000	172,252
4.95%, 3/17/2052	50,000	42,380
Chubb Corp. 6.00%, 5/11/2037	180,000	198,488
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051 (b)	75,000	52,800
3.05%, 12/15/2061	50,000	33,848
Security Description	Principal Amount	Value
3.15%, 3/15/2025	$75,000	$73,077
3.35%, 5/15/2024	275,000	270,504
3.35%, 5/3/2026	50,000	48,445
Cincinnati Financial Corp. 6.92%, 5/15/2028	50,000	55,507
CNA Financial Corp. 4.50%, 3/1/2026	140,000	138,634
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	96,619
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (e)	245,000	229,705
3.90%, 4/5/2032 (e)	275,000	237,883
4.40%, 4/5/2052 (e)	135,000	105,515
Enstar Group Ltd. 3.10%, 9/1/2031	249,000	192,552
Equitable Holdings, Inc.:
4.35%, 4/20/2028	80,000	76,903
5.00%, 4/20/2048	327,000	280,046
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	20,000	13,507
3.50%, 10/15/2050	160,000	116,035
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (e)	100,000	100,691
Fairfax Financial Holdings Ltd.:
4.63%, 4/29/2030	100,000	94,277
5.63%, 8/16/2032 (e)	50,000	49,186
First American Financial Corp. 4.00%, 5/15/2030	300,000	270,342
Globe Life, Inc. 4.80%, 6/15/2032	60,000	57,713
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	25,000	24,713
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	40,000	26,397
4.40%, 3/15/2048	268,000	228,376
5.95%, 10/15/2036	100,000	105,446
Jackson Financial, Inc.:
5.17%, 6/8/2027 (b)	55,000	54,833
5.67%, 6/8/2032 (b)	30,000	29,634
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	300,000	245,097
3.80%, 3/1/2028	106,000	96,047
7.00%, 6/15/2040	200,000	214,528
Loews Corp.:
3.20%, 5/15/2030	125,000	112,349
6.00%, 2/1/2035	50,000	53,361
Manulife Financial Corp. 5.38%, 3/4/2046	70,000	71,107
Markel Corp.:
3.45%, 5/7/2052	50,000	35,314
4.15%, 9/17/2050	88,000	70,521
5.00%, 4/5/2046	205,000	187,265
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	100,000	84,385

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 12/15/2051	$55,000	$37,452
3.75%, 3/14/2026	35,000	34,246
4.20%, 3/1/2048	100,000	85,699
4.38%, 3/15/2029	472,000	468,762
4.75%, 3/15/2039	150,000	141,465
4.90%, 3/15/2049	120,000	114,248
5.75%, 11/1/2032	100,000	107,226
MetLife, Inc.:
3.60%, 4/10/2024	122,000	120,270
3.60%, 11/13/2025	25,000	24,491
4.05%, 3/1/2045	100,000	83,931
4.55%, 3/23/2030 (b)	75,000	73,871
4.60%, 5/13/2046	139,000	123,677
4.72%, 12/15/2044	200,000	182,534
4.88%, 11/13/2043	37,000	34,512
5.00%, 7/15/2052	135,000	126,183
5.25%, 1/15/2054	151,000	147,364
6.40%, 12/15/2066	500,000	477,805
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	30,000	28,959
Old Republic International Corp.:
3.85%, 6/11/2051	100,000	73,871
4.88%, 10/1/2024	300,000	296,166
PartnerRe Finance B LLC 5 Year CMT + 3.82%, 4.50%, 10/1/2050 (c)	148,000	123,886
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	83,344
3.70%, 5/15/2029	40,000	37,912
5.38%, 3/15/2033	110,000	110,030
5.50%, 3/15/2053	200,000	191,114
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,121
3.00%, 3/15/2032	50,000	44,704
3.20%, 3/26/2030	292,000	267,469
3.70%, 3/15/2052	25,000	19,970
3.95%, 3/26/2050	150,000	125,476
4.13%, 4/15/2047	122,000	106,678
4.20%, 3/15/2048	75,000	65,701
4.35%, 4/25/2044	50,000	44,560
Prudential Financial, Inc.:
3.94%, 12/7/2049	388,000	307,548
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	425,000	379,746
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	150,000	138,888
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	210,000	199,473
5 Year CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	65,000	62,987
Security Description	Principal Amount	Value
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	$550,000	$450,884
Series MTN, 4.60%, 5/15/2044	143,000	129,737
Prudential Funding Asia PLC:
3.13%, 4/14/2030	110,000	97,047
3.63%, 3/24/2032	50,000	45,480
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	234,000	205,333
3.90%, 5/15/2029	25,000	23,422
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	325,000	317,941
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	100,000	127,425
Travelers Cos., Inc.:
3.05%, 6/8/2051	75,000	53,498
4.00%, 5/30/2047	260,000	223,441
4.05%, 3/7/2048	65,000	56,098
4.10%, 3/4/2049	200,000	172,200
Series MTN, 6.25%, 6/15/2037	192,000	217,402
Unum Group:
4.13%, 6/15/2051	25,000	17,912
4.50%, 12/15/2049	100,000	72,596
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	158,584
W R Berkley Corp.:
4.00%, 5/12/2050	100,000	80,944
4.75%, 8/1/2044	50,000	45,555
Willis North America, Inc.:
2.95%, 9/15/2029	168,000	147,237
4.65%, 6/15/2027	303,000	298,531
5.05%, 9/15/2048	20,000	17,421
		19,264,163
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (b)	278,000	230,114
2.70%, 2/9/2041 (b)	415,000	277,137
3.15%, 2/9/2051	67,000	43,836
3.40%, 12/6/2027 (b)	172,000	162,124
3.60%, 11/28/2024	318,000	310,975
4.00%, 12/6/2037	25,000	21,282
4.20%, 12/6/2047	179,000	142,019
Alphabet, Inc.:
0.80%, 8/15/2027	282,000	247,348
1.90%, 8/15/2040	510,000	357,428
2.05%, 8/15/2050	200,000	127,034
2.25%, 8/15/2060	150,000	91,803
Amazon.com, Inc.:
0.45%, 5/12/2024	70,000	67,094
0.80%, 6/3/2025 (b)	241,000	224,222
1.20%, 6/3/2027	456,000	404,650
1.50%, 6/3/2030	250,000	207,975

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 5/12/2028	$229,000	$202,759
2.10%, 5/12/2031	50,000	42,728
2.50%, 6/3/2050	100,000	67,692
2.70%, 6/3/2060	288,000	189,043
2.80%, 8/22/2024	223,000	218,188
2.88%, 5/12/2041	200,000	157,120
3.00%, 4/13/2025	175,000	170,646
3.15%, 8/22/2027	314,000	301,396
3.25%, 5/12/2061	628,000	462,032
3.30%, 4/13/2027	298,000	288,333
3.45%, 4/13/2029	205,000	197,343
3.60%, 4/13/2032 (b)	200,000	189,654
3.88%, 8/22/2037	400,000	372,636
3.95%, 4/13/2052 (b)	326,000	289,286
4.05%, 8/22/2047	122,000	110,910
4.10%, 4/13/2062	50,000	44,000
4.25%, 8/22/2057	350,000	319,483
4.55%, 12/1/2027 (b)	150,000	152,251
4.60%, 12/1/2025	322,000	324,763
4.65%, 12/1/2029	100,000	102,165
4.70%, 12/1/2032	200,000	205,060
4.80%, 12/5/2034	200,000	208,016
4.95%, 12/5/2044	447,000	460,942
5.20%, 12/3/2025	208,000	212,116
Baidu, Inc.:
1.72%, 4/9/2026 (b)	200,000	181,190
3.08%, 4/7/2025 (b)	50,000	48,053
3.63%, 7/6/2027	65,000	61,889
4.13%, 6/30/2025	60,000	58,744
4.38%, 5/14/2024 (b)	350,000	347,343
4.38%, 3/29/2028	195,000	189,994
4.88%, 11/14/2028	100,000	99,432
Booking Holdings, Inc.:
3.60%, 6/1/2026	275,000	268,158
4.63%, 4/13/2030	350,000	349,590
eBay, Inc.:
1.90%, 3/11/2025	100,000	94,589
2.60%, 5/10/2031 (b)	50,000	42,599
2.70%, 3/11/2030 (b)	131,000	114,730
3.60%, 6/5/2027	150,000	143,512
3.65%, 5/10/2051 (b)	200,000	149,598
4.00%, 7/15/2042	50,000	41,149
5.95%, 11/22/2027	25,000	26,104
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	50,000	41,667
3.25%, 2/15/2030	283,000	245,531
3.80%, 2/15/2028	150,000	142,148
4.63%, 8/1/2027	100,000	98,346
JD.com, Inc.:
3.88%, 4/29/2026	264,000	256,260
4.13%, 1/14/2050	125,000	96,430
Meta Platforms, Inc.:
3.50%, 8/15/2027	150,000	144,802
3.85%, 8/15/2032	300,000	280,974
4.45%, 8/15/2052	300,000	264,099
Security Description	Principal Amount	Value
4.65%, 8/15/2062	$265,000	$234,599
Tencent Music Entertainment Group:
1.38%, 9/3/2025	150,000	136,781
2.00%, 9/3/2030 (b)	246,000	195,255
Weibo Corp.:
3.38%, 7/8/2030	87,000	70,976
3.50%, 7/5/2024	261,000	254,245
		12,882,390
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
2.15%, 7/15/2026	8,000	6,858
2.88%, 6/15/2027 (b)	50,000	43,014
3.20%, 11/15/2031 (b)	150,000	113,781
3.88%, 1/15/2026	305,000	281,231
4.25%, 3/1/2025	150,000	141,854
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	84,479
Blackstone Private Credit Fund:
2.70%, 1/15/2025	43,000	39,594
3.25%, 3/15/2027	100,000	84,883
4.00%, 1/15/2029	150,000	125,844
7.05%, 9/29/2025 (e)	330,000	328,558
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	300,000	259,389
2.85%, 9/30/2028	74,000	60,232
FS KKR Capital Corp.:
3.25%, 7/15/2027	60,000	50,821
3.40%, 1/15/2026	229,000	206,285
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	150,000	136,181
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	52,000	42,560
3.38%, 4/15/2024	225,000	216,220
Main Street Capital Corp. 5.20%, 5/1/2024	50,000	48,971
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	50,000	42,585
Owl Rock Capital Corp.:
2.63%, 1/15/2027	100,000	84,665
2.88%, 6/11/2028	50,000	40,565
3.40%, 7/15/2026	100,000	88,505
3.75%, 7/22/2025	50,000	45,805
4.00%, 3/30/2025	155,000	144,536
Owl Rock Capital Corp. III 3.13%, 4/13/2027	50,000	42,926
Prospect Capital Corp.:
3.36%, 11/15/2026	185,000	153,903
3.44%, 10/15/2028	111,000	84,803
3.71%, 1/22/2026	50,000	44,256
		3,043,304

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.2%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	$25,000	$23,713
4.55%, 3/11/2026	350,000	343,273
6.80%, 11/29/2032	105,000	110,206
7.00%, 10/15/2039	100,000	105,305
Nucor Corp.:
2.98%, 12/15/2055	100,000	66,968
3.13%, 4/1/2032	45,000	39,738
3.95%, 5/23/2025	130,000	128,027
4.30%, 5/23/2027	51,000	50,085
4.40%, 5/1/2048	25,000	22,055
Steel Dynamics, Inc. 2.40%, 6/15/2025	50,000	47,349
Vale Overseas Ltd.:
3.75%, 7/8/2030	391,000	351,110
6.88%, 11/21/2036	143,000	149,251
6.88%, 11/10/2039 (b)	49,000	50,928
8.25%, 1/17/2034	100,000	116,649
		1,604,657
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
0.85%, 8/18/2024	25,000	23,388
2.40%, 8/18/2031	75,000	56,827
4.40%, 9/15/2032 (b)	127,000	110,912
		191,127
LODGING — 0.2%
Hyatt Hotels Corp. 4.85%, 3/15/2026	350,000	348,449
Marriott International, Inc.:
4.90%, 4/15/2029	75,000	74,305
5.00%, 10/15/2027	110,000	110,251
Series EE, 5.75%, 5/1/2025	100,000	101,139
Series FF, 4.63%, 6/15/2030	126,000	122,262
Series GG, 3.50%, 10/15/2032	500,000	438,245
Series R, 3.13%, 6/15/2026	31,000	29,261
		1,223,912
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
1.70%, 1/8/2027	50,000	45,746
2.40%, 8/9/2026	65,000	61,035
3.40%, 5/13/2025	100,000	97,986
3.60%, 8/12/2027	100,000	97,865
3.65%, 8/12/2025	50,000	49,109
4.80%, 1/6/2026	250,000	254,060
COR, 5.40%, 3/10/2025	200,000	203,706
Series MTN, 0.80%, 11/13/2025	100,000	91,299
Series MTN, 1.45%, 5/15/2025	126,000	118,410
Series MTN, 2.15%, 11/8/2024	471,000	454,298
Security Description	Principal Amount	Value
Series MTN, 2.85%, 5/17/2024	$75,000	$73,519
Series MTN, 3.25%, 12/1/2024	200,000	195,650
Caterpillar, Inc.:
3.25%, 9/19/2049	50,000	39,729
3.25%, 4/9/2050	191,000	152,036
3.40%, 5/15/2024 (b)	100,000	98,898
3.80%, 8/15/2042	100,000	88,840
4.75%, 5/15/2064	197,000	193,813
5.20%, 5/27/2041	50,000	53,099
		2,369,098
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	22,405
3.95%, 5/23/2025	10,000	9,754
5.45%, 10/14/2025	25,000	25,303
Crane Holdings Co. 4.20%, 3/15/2048	90,000	65,216
Deere & Co. 2.75%, 4/15/2025	286,000	277,246
Dover Corp. 2.95%, 11/4/2029	100,000	89,261
Flowserve Corp.:
2.80%, 1/15/2032	140,000	111,195
3.50%, 10/1/2030	85,000	73,759
John Deere Capital Corp.:
1.05%, 6/17/2026	56,000	50,595
2.00%, 6/17/2031	200,000	167,076
2.13%, 3/7/2025	200,000	191,550
3.35%, 4/18/2029	148,000	140,513
3.90%, 6/7/2032	30,000	28,890
4.05%, 9/8/2025	40,000	39,772
4.15%, 9/15/2027	150,000	149,218
4.80%, 1/9/2026	65,000	65,989
4.90%, 3/3/2028	225,000	231,255
5.15%, 3/3/2025	100,000	101,298
COR, 4.75%, 1/20/2028	70,000	71,487
Series FXD, 5.05%, 3/3/2026	100,000	101,821
Series MTN, 0.45%, 6/7/2024	65,000	61,898
Series MTN, 0.70%, 1/15/2026	50,000	45,432
Series MTN, 1.25%, 1/10/2025	46,000	43,585
Series MTN, 1.30%, 10/13/2026	50,000	45,180
Series MTN, 1.50%, 3/6/2028	100,000	87,922
Series MTN, 1.75%, 3/9/2027	150,000	136,692
Series MTN, 2.45%, 1/9/2030 (b)	449,000	399,457
Series MTN, 2.65%, 6/24/2024	122,000	119,057

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/10/2026 (b)	$100,000	$95,034
Series MTN, 2.80%, 7/18/2029	100,000	91,398
Series MTN, 3.45%, 3/13/2025	25,000	24,596
Series MTN, 3.45%, 3/7/2029	75,000	72,232
Otis Worldwide Corp.:
2.06%, 4/5/2025	170,000	160,594
2.57%, 2/15/2030	50,000	43,854
3.11%, 2/15/2040	640,000	496,173
Rockwell Automation, Inc.:
2.80%, 8/15/2061	252,000	162,762
4.20%, 3/1/2049 (b)	30,000	27,173
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	256,000	251,420
		4,378,062
MEDIA — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	145,000	120,920
2.30%, 2/1/2032	100,000	76,048
2.80%, 4/1/2031	325,000	261,531
3.50%, 6/1/2041	200,000	136,760
3.70%, 4/1/2051	69,000	44,058
3.75%, 2/15/2028	325,000	301,330
3.90%, 6/1/2052	350,000	230,562
3.95%, 6/30/2062	200,000	125,862
4.20%, 3/15/2028	50,000	47,266
4.40%, 12/1/2061	214,000	145,501
4.80%, 3/1/2050	100,000	76,074
4.91%, 7/23/2025	295,000	291,749
5.05%, 3/30/2029	315,000	304,246
5.13%, 7/1/2049	100,000	78,979
5.25%, 4/1/2053	250,000	202,142
5.38%, 4/1/2038	256,000	222,682
5.38%, 5/1/2047	322,000	264,690
5.75%, 4/1/2048	550,000	472,224
6.48%, 10/23/2045	207,000	195,118
6.83%, 10/23/2055	200,000	194,036
Comcast Corp.:
2.65%, 2/1/2030	300,000	267,165
2.65%, 8/15/2062	50,000	30,470
2.80%, 1/15/2051	400,000	270,272
2.89%, 11/1/2051	271,000	184,933
2.94%, 11/1/2056	519,000	345,877
2.99%, 11/1/2063	308,000	199,849
3.15%, 3/1/2026	140,000	135,799
3.15%, 2/15/2028 (b)	117,000	111,061
3.25%, 11/1/2039	128,000	103,526
3.30%, 4/1/2027	150,000	144,203
Security Description	Principal Amount	Value
3.38%, 2/15/2025	$200,000	$196,154
3.38%, 8/15/2025	200,000	195,432
3.40%, 4/1/2030	300,000	280,482
3.40%, 7/15/2046	100,000	77,286
3.45%, 2/1/2050 (b)	425,000	327,479
3.55%, 5/1/2028	766,000	736,463
3.75%, 4/1/2040	637,000	547,470
4.00%, 3/1/2048 (b)	180,000	152,411
4.00%, 11/1/2049	184,000	154,428
4.05%, 11/1/2052	277,000	233,519
4.25%, 10/15/2030	599,000	586,900
4.25%, 1/15/2033	300,000	292,377
4.60%, 10/15/2038	50,000	48,237
4.65%, 2/15/2033 (b)	100,000	100,493
4.70%, 10/15/2048	255,000	241,796
4.75%, 3/1/2044	150,000	141,942
4.95%, 10/15/2058 (b)	376,000	364,085
5.35%, 11/15/2027	65,000	67,662
7.05%, 3/15/2033	250,000	296,132
Discovery Communications LLC:
3.45%, 3/15/2025	84,000	80,827
3.95%, 3/20/2028	200,000	187,414
4.00%, 9/15/2055	243,000	161,277
4.13%, 5/15/2029	150,000	139,481
4.65%, 5/15/2050	450,000	343,120
4.90%, 3/11/2026	250,000	248,372
5.00%, 9/20/2037	50,000	44,112
5.20%, 9/20/2047	250,000	206,060
6.35%, 6/1/2040	100,000	99,648
Fox Corp.:
3.05%, 4/7/2025	100,000	96,354
4.71%, 1/25/2029	214,000	212,102
5.58%, 1/25/2049	465,000	444,754
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	97,975
5.00%, 5/13/2045	94,000	84,146
6.63%, 1/15/2040	163,000	173,078
8.50%, 3/11/2032	34,000	40,895
NBCUniversal Media LLC:
4.45%, 1/15/2043	200,000	182,704
5.95%, 4/1/2041	135,000	146,595
Paramount Global:
3.70%, 6/1/2028	50,000	45,352
4.20%, 6/1/2029 (b)	320,000	293,859
4.20%, 5/19/2032 (b)	150,000	128,865
4.38%, 3/15/2043	75,000	53,274
4.90%, 8/15/2044	48,000	36,154
4.95%, 5/19/2050 (b)	225,000	168,349
5.25%, 4/1/2044	100,000	78,942
5.85%, 9/1/2043	161,000	139,271
6.88%, 4/30/2036	130,000	132,674
7.88%, 7/30/2030	210,000	231,737
TCI Communications, Inc. 7.13%, 2/15/2028	100,000	111,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Thomson Reuters Corp.:
3.35%, 5/15/2026	$179,000	$171,026
5.85%, 4/15/2040	80,000	79,829
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	100,000	113,713
Time Warner Cable LLC:
4.50%, 9/15/2042	168,000	129,246
5.50%, 9/1/2041	300,000	259,167
5.88%, 11/15/2040	100,000	90,260
6.55%, 5/1/2037	361,000	354,903
6.75%, 6/15/2039	199,000	195,995
7.30%, 7/1/2038	100,000	103,847
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	150,000	144,753
Series GMTN, 4.13%, 6/1/2044 (b)	300,000	270,936
Series MTN, 1.85%, 7/30/2026 (b)	50,000	46,247
Series MTN, 3.70%, 12/1/2042	50,000	42,285
Walt Disney Co.:
2.00%, 9/1/2029	307,000	266,292
2.20%, 1/13/2028 (b)	150,000	137,756
2.65%, 1/13/2031	403,000	355,668
2.75%, 9/1/2049	330,000	229,277
3.35%, 3/24/2025 (b)	450,000	442,089
3.38%, 11/15/2026 (b)	150,000	145,338
3.50%, 5/13/2040	500,000	424,115
3.60%, 1/13/2051	500,000	405,450
3.80%, 5/13/2060	102,000	83,637
4.70%, 3/23/2050	175,000	171,071
6.20%, 12/15/2034	100,000	113,511
7.75%, 12/1/2045	20,000	26,435
		19,837,438
MINING — 0.7%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	150,000	133,093
3.75%, 10/1/2030	160,000	139,221
Barrick Gold Corp. 6.45%, 10/15/2035 (b)	92,000	100,136
Barrick North America Finance LLC 5.75%, 5/1/2043 (b)	125,000	132,337
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	100,000	107,317
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	100,000	90,598
4.75%, 2/28/2028	325,000	329,004
5.00%, 9/30/2043	283,000	286,226
6.42%, 3/1/2026	100,000	104,625
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	30,000	28,237
Security Description	Principal Amount	Value
4.25%, 3/1/2030	$109,000	$101,148
4.38%, 8/1/2028	50,000	47,202
4.63%, 8/1/2030	150,000	142,329
5.40%, 11/14/2034	100,000	98,111
5.45%, 3/15/2043	300,000	280,758
Kinross Gold Corp. 4.50%, 7/15/2027	225,000	220,156
Newmont Corp.:
2.60%, 7/15/2032	150,000	125,365
2.80%, 10/1/2029	177,000	156,948
5.45%, 6/9/2044	160,000	159,074
6.25%, 10/1/2039	85,000	92,829
5.88%, 4/1/2035	60,000	63,309
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	200,000	221,586
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	250,000	172,812
7.13%, 7/15/2028	200,000	225,698
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	100,000	102,879
5.13%, 3/9/2053	100,000	103,021
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	96,079
5.88%, 4/23/2045 (b)	202,000	210,306
6.75%, 4/16/2040	119,000	133,175
7.50%, 7/27/2035	209,000	244,079
Teck Resources Ltd. 3.90%, 7/15/2030	100,000	91,761
Yamana Gold, Inc. 2.63%, 8/15/2031	122,000	98,134
		4,637,553
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025 (b)	50,000	47,657
2.38%, 8/26/2029 (b)	113,000	99,872
2.65%, 4/15/2025	350,000	335,272
3.05%, 4/15/2030 (b)	175,000	159,906
3.25%, 8/26/2049 (b)	116,000	86,473
Series MTN, 3.00%, 8/7/2025	100,000	96,245
Series MTN, 3.13%, 9/19/2046	25,000	18,027
Series MTN, 3.38%, 3/1/2029 (b)	50,000	47,142
Series MTN, 3.63%, 9/14/2028 (b)	112,000	107,897
Series MTN, 4.00%, 9/14/2048 (b)	456,000	387,636
Series MTN, 5.70%, 3/15/2037	230,000	247,880
Carlisle Cos., Inc. 3.50%, 12/1/2024	32,000	31,297
Eaton Corp.:
4.15%, 3/15/2033	85,000	81,918
4.15%, 11/2/2042	40,000	35,339

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 8/23/2052	$214,000	$205,859
General Electric Co.:
4.35%, 5/1/2050	64,000	55,932
4.50%, 3/11/2044 (b)	300,000	269,010
Series A, 6.75%, 3/15/2032	250,000	283,845
Illinois Tool Works, Inc. 2.65%, 11/15/2026	75,000	71,362
Parker-Hannifin Corp.:
2.70%, 6/14/2024	50,000	48,662
3.25%, 6/14/2029	100,000	92,134
4.00%, 6/14/2049	200,000	170,552
4.25%, 9/15/2027	198,000	194,636
4.50%, 9/15/2029	180,000	178,808
Series A, 6.25%, 5/15/2038	134,000	148,619
Series MTN, 4.20%, 11/21/2034	68,000	64,597
Series MTN, 4.45%, 11/21/2044 (b)	210,000	194,160
Pentair Finance Sarl 4.50%, 7/1/2029	100,000	95,212
Textron, Inc.:
2.45%, 3/15/2031	50,000	42,228
3.90%, 9/17/2029	75,000	70,842
		3,969,019
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	75,000	68,268
3.25%, 2/15/2029	260,000	228,626
3.28%, 12/1/2028	55,000	48,603
		345,497
OIL & GAS — 3.2%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032 (b)	250,000	218,172
2.77%, 11/10/2050	50,000	33,662
2.94%, 6/4/2051	255,000	176,904
3.06%, 6/17/2041	400,000	309,352
3.38%, 2/8/2061	150,000	108,098
3.41%, 2/11/2026	200,000	194,836
3.63%, 4/6/2030	500,000	475,230
3.80%, 9/21/2025	110,000	109,205
3.94%, 9/21/2028	359,000	351,389
4.23%, 11/6/2028	100,000	99,113
4.81%, 2/13/2033	155,000	157,390
Burlington Resources LLC 7.20%, 8/15/2031	175,000	203,273
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	245,000	212,978
3.85%, 6/1/2027 (b)	128,000	122,538
6.25%, 3/15/2038 (b)	400,000	418,072
7.20%, 1/15/2032	50,000	54,858
Cenovus Energy, Inc.:
5.40%, 6/15/2047	200,000	185,568
Security Description	Principal Amount	Value
6.80%, 9/15/2037	$100,000	$106,235
Chevron Corp.:
1.55%, 5/11/2025	150,000	141,480
2.00%, 5/11/2027	250,000	229,537
2.24%, 5/11/2030	465,000	411,176
2.95%, 5/16/2026	62,000	59,717
Chevron USA, Inc.:
1.02%, 8/12/2027	100,000	88,078
3.25%, 10/15/2029	50,000	47,042
3.85%, 1/15/2028	496,000	489,969
Conoco Funding Co. 7.25%, 10/15/2031	150,000	174,750
ConocoPhillips 4.88%, 10/1/2047	60,000	58,110
ConocoPhillips Co.:
2.40%, 3/7/2025	52,000	49,911
4.03%, 3/15/2062	434,000	353,584
4.30%, 11/15/2044	50,000	44,945
6.95%, 4/15/2029	227,000	255,983
Continental Resources, Inc. 4.38%, 1/15/2028	260,000	245,310
Devon Energy Corp.:
4.50%, 1/15/2030	50,000	47,755
4.75%, 5/15/2042	325,000	282,376
5.00%, 6/15/2045	158,000	140,562
5.25%, 10/15/2027	160,000	160,061
5.60%, 7/15/2041	107,000	102,502
5.88%, 6/15/2028	25,000	25,389
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	200,000	173,206
3.25%, 12/1/2026	200,000	189,966
3.50%, 12/1/2029 (b)	210,000	192,295
4.25%, 3/15/2052	50,000	39,222
6.25%, 3/15/2033	100,000	105,815
6.25%, 3/15/2053 (b)	170,000	176,383
Eni USA, Inc. 7.30%, 11/15/2027	125,000	137,253
EOG Resources, Inc.:
4.15%, 1/15/2026	190,000	188,522
4.38%, 4/15/2030	140,000	139,681
4.95%, 4/15/2050	50,000	50,302
EQT Corp.:
3.90%, 10/1/2027	100,000	93,953
5.70%, 4/1/2028	75,000	75,177
7.00%, 2/1/2030	120,000	126,006
Exxon Mobil Corp.:
2.44%, 8/16/2029 (b)	150,000	137,359
2.61%, 10/15/2030	100,000	89,817
2.99%, 3/19/2025	752,000	731,809
3.04%, 3/1/2026	224,000	217,466
3.45%, 4/15/2051	256,000	204,332
3.48%, 3/19/2030	494,000	471,992
3.57%, 3/6/2045 (b)	100,000	82,987
4.11%, 3/1/2046	400,000	360,284
4.23%, 3/19/2040	70,000	65,622

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.33%, 3/19/2050	$527,000	$487,970
Hess Corp.:
4.30%, 4/1/2027	188,000	183,379
7.30%, 8/15/2031	150,000	166,972
7.88%, 10/1/2029	375,000	422,704
HF Sinclair Corp.:
4.50%, 10/1/2030	150,000	135,912
5.88%, 4/1/2026	89,000	89,991
Marathon Oil Corp.:
4.40%, 7/15/2027	100,000	96,946
6.80%, 3/15/2032	205,000	216,455
Marathon Petroleum Corp.:
4.70%, 5/1/2025	145,000	144,729
4.75%, 9/15/2044	423,000	364,046
6.50%, 3/1/2041	228,000	242,375
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	60,000	60,195
Ovintiv, Inc.:
6.63%, 8/15/2037	50,000	50,381
7.20%, 11/1/2031	50,000	53,410
7.38%, 11/1/2031	37,000	40,007
8.13%, 9/15/2030	100,000	111,037
Phillips 66:
4.65%, 11/15/2034	100,000	95,861
5.30%, 6/30/2033	200,000	202,590
5.88%, 5/1/2042	50,000	53,169
Phillips 66 Co.:
2.15%, 12/15/2030	500,000	412,735
3.15%, 12/15/2029 (e)	100,000	90,213
3.61%, 2/15/2025 (e)	100,000	97,197
3.85%, 4/9/2025	125,000	122,214
3.90%, 3/15/2028	100,000	96,298
4.68%, 2/15/2045 (e)	50,000	44,600
4.90%, 10/1/2046 (e)	100,000	91,437
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	100,000	90,862
1.90%, 8/15/2030	350,000	284,553
2.15%, 1/15/2031	150,000	123,272
5.10%, 3/29/2026	65,000	65,267
Shell International Finance BV:
2.38%, 11/7/2029	375,000	332,782
2.50%, 9/12/2026	100,000	94,249
2.75%, 4/6/2030	450,000	410,526
3.00%, 11/26/2051	100,000	71,989
3.13%, 11/7/2049	140,000	104,146
3.25%, 5/11/2025	469,000	458,447
3.25%, 4/6/2050	175,000	133,522
3.75%, 9/12/2046	100,000	84,509
3.88%, 11/13/2028	100,000	98,478
4.00%, 5/10/2046	295,000	257,033
4.38%, 5/11/2045	303,000	279,702
4.55%, 8/12/2043	586,000	554,831
6.38%, 12/15/2038	25,000	28,853
Suncor Energy, Inc.:
6.50%, 6/15/2038	200,000	214,588
Security Description	Principal Amount	Value
6.80%, 5/15/2038	$100,000	$109,819
7.15%, 2/1/2032	100,000	110,584
Tosco Corp. 8.13%, 2/15/2030	149,000	177,350
TotalEnergies Capital International SA:
2.43%, 1/10/2025	460,000	445,142
2.83%, 1/10/2030	150,000	136,787
3.13%, 5/29/2050	350,000	259,500
3.39%, 6/29/2060	75,000	56,234
TotalEnergies Capital SA 3.88%, 10/11/2028	100,000	98,531
Valero Energy Corp.:
4.00%, 4/1/2029 (b)	175,000	168,681
6.63%, 6/15/2037	399,000	436,279
7.50%, 4/15/2032	203,000	233,180
		21,087,078
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	398,000	386,040
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.14%, 11/7/2029 (b)	50,000	44,886
4.08%, 12/15/2047	197,000	160,177
Halliburton Co.:
2.92%, 3/1/2030	125,000	111,439
4.50%, 11/15/2041	55,000	47,156
4.75%, 8/1/2043	238,000	209,623
5.00%, 11/15/2045	400,000	364,260
6.70%, 9/15/2038	100,000	110,055
NOV, Inc.:
3.60%, 12/1/2029	100,000	90,495
3.95%, 12/1/2042	205,000	151,237
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	250,000	231,260
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	100,000	88,545
		1,995,173
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	160,000	134,083
2.69%, 5/25/2031	35,000	29,111
4.00%, 5/17/2025	91,000	89,134
Berry Global, Inc.:
1.57%, 1/15/2026	100,000	90,850
1.65%, 1/15/2027	173,000	151,306
5.50%, 4/15/2028 (e)	200,000	199,362
Packaging Corp. of America 3.00%, 12/15/2029	100,000	89,921
Sonoco Products Co.:
1.80%, 2/1/2025	75,000	70,397
2.85%, 2/1/2032 (b)	160,000	134,968

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WestRock MWV LLC 7.95%, 2/15/2031	$82,000	$94,492
WRKCo, Inc.:
3.00%, 9/15/2024	161,000	155,867
3.75%, 3/15/2025	50,000	48,528
3.90%, 6/1/2028 (b)	100,000	95,121
4.00%, 3/15/2028	150,000	143,056
4.65%, 3/15/2026	100,000	98,989
		1,625,185
PHARMACEUTICALS — 5.0%
AbbVie, Inc.:
2.60%, 11/21/2024	700,000	675,521
3.20%, 5/14/2026	165,000	159,293
3.20%, 11/21/2029	1,014,000	940,556
3.60%, 5/14/2025	250,000	245,242
3.80%, 3/15/2025	525,000	516,532
3.85%, 6/15/2024	50,000	49,392
4.05%, 11/21/2039	322,000	287,375
4.25%, 11/14/2028 (b)	200,000	198,832
4.25%, 11/21/2049	400,000	352,892
4.40%, 11/6/2042	248,000	225,958
4.45%, 5/14/2046	250,000	226,280
4.55%, 3/15/2035	95,000	92,919
4.70%, 5/14/2045	350,000	328,464
4.75%, 3/15/2045	331,000	312,911
4.85%, 6/15/2044	245,000	233,933
4.88%, 11/14/2048	285,000	273,745
AmerisourceBergen Corp.:
3.25%, 3/1/2025	142,000	137,788
4.25%, 3/1/2045	32,000	27,015
4.30%, 12/15/2047	225,000	195,010
Astrazeneca Finance LLC:
0.70%, 5/28/2024	150,000	143,420
1.75%, 5/28/2028	475,000	421,425
2.25%, 5/28/2031 (b)	20,000	17,186
4.88%, 3/3/2033	200,000	206,318
AstraZeneca PLC:
0.70%, 4/8/2026 (b)	213,000	191,721
1.38%, 8/6/2030	250,000	203,868
3.38%, 11/16/2025	55,000	53,920
4.00%, 1/17/2029	100,000	98,543
4.00%, 9/18/2042	103,000	93,690
4.38%, 11/16/2045	175,000	168,242
6.45%, 9/15/2037	375,000	442,237
Becton Dickinson & Co.:
2.82%, 5/20/2030	100,000	89,177
3.70%, 6/6/2027	300,000	289,980
4.67%, 6/6/2047	100,000	93,258
4.69%, 2/13/2028	510,000	512,264
4.69%, 12/15/2044	50,000	46,542
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	125,000	109,601
1.45%, 11/13/2030 (b)	60,000	49,067
3.20%, 6/15/2026	50,000	48,352
3.40%, 7/26/2029	139,000	131,974
Security Description	Principal Amount	Value
3.45%, 11/15/2027 (b)	$150,000	$144,951
3.55%, 3/15/2042	338,000	287,996
3.70%, 3/15/2052	298,000	249,134
3.90%, 2/20/2028	150,000	147,191
3.90%, 3/15/2062	510,000	420,566
4.13%, 6/15/2039	106,000	98,696
4.25%, 10/26/2049	294,000	266,734
4.35%, 11/15/2047	244,000	225,754
4.55%, 2/20/2048	325,000	307,486
5.00%, 8/15/2045	273,000	277,944
Cardinal Health, Inc.:
4.37%, 6/15/2047	250,000	208,548
4.50%, 11/15/2044	118,000	101,027
4.90%, 9/15/2045	175,000	157,617
Cigna Group:
1.25%, 3/15/2026	100,000	90,597
2.38%, 3/15/2031	160,000	135,197
2.40%, 3/15/2030	150,000	130,136
3.25%, 4/15/2025	182,000	176,409
3.40%, 3/15/2050	100,000	73,918
3.40%, 3/15/2051	200,000	147,148
3.50%, 6/15/2024	100,000	98,121
4.13%, 11/15/2025	312,000	307,192
4.38%, 10/15/2028	255,000	251,175
4.50%, 2/25/2026	100,000	99,525
4.80%, 8/15/2038	220,000	213,389
4.90%, 12/15/2048	145,000	136,444
5.40%, 3/15/2033	150,000	155,703
5.69%, 3/15/2026	150,000	150,896
3.88%, 10/15/2047	100,000	80,601
4.80%, 7/15/2046	100,000	91,637
6.13%, 11/15/2041	228,000	250,152
CVS Health Corp.:
1.88%, 2/28/2031	95,000	76,957
2.63%, 8/15/2024	169,000	164,104
2.70%, 8/21/2040	521,000	372,869
2.88%, 6/1/2026	550,000	522,626
3.00%, 8/15/2026 (b)	200,000	190,832
3.25%, 8/15/2029	175,000	160,066
3.75%, 4/1/2030	346,000	323,645
3.88%, 7/20/2025	200,000	196,412
4.10%, 3/25/2025	350,000	347,578
4.13%, 4/1/2040	160,000	137,624
4.30%, 3/25/2028	766,000	752,358
4.78%, 3/25/2038	329,000	313,471
5.00%, 2/20/2026	145,000	146,675
5.05%, 3/25/2048	620,000	580,153
5.13%, 2/21/2030	100,000	101,263
5.13%, 7/20/2045	250,000	236,937
5.25%, 2/21/2033	100,000	101,855
5.63%, 2/21/2053	100,000	101,294
Eli Lilly & Co.:
2.50%, 9/15/2060	100,000	63,959
3.38%, 3/15/2029	250,000	238,957
4.15%, 3/15/2059	330,000	298,835

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 2/27/2033	$100,000	$102,481
4.88%, 2/27/2053	255,000	263,657
4.95%, 2/27/2063	100,000	102,726
COR, 5.00%, 2/27/2026	90,000	90,775
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	200,000	196,016
3.38%, 6/1/2029	50,000	47,500
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	607,000	595,862
6.38%, 5/15/2038	100,000	117,776
Johnson & Johnson:
0.55%, 9/1/2025	82,000	75,328
0.95%, 9/1/2027	25,000	22,147
1.30%, 9/1/2030	250,000	209,542
2.10%, 9/1/2040	85,000	61,742
2.25%, 9/1/2050	250,000	168,008
2.45%, 3/1/2026	200,000	192,312
2.45%, 9/1/2060	100,000	65,880
2.63%, 1/15/2025 (b)	100,000	97,682
2.90%, 1/15/2028	286,000	274,182
2.95%, 3/3/2027	200,000	193,606
3.40%, 1/15/2038	210,000	189,050
3.63%, 3/3/2037	227,000	209,970
3.70%, 3/1/2046	185,000	165,701
3.75%, 3/3/2047	150,000	134,372
5.85%, 7/15/2038	321,000	371,060
McKesson Corp.:
0.90%, 12/3/2025 (b)	50,000	45,302
1.30%, 8/15/2026	100,000	89,605
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	209,000	205,988
Merck & Co., Inc.:
0.75%, 2/24/2026	500,000	457,525
1.45%, 6/24/2030	100,000	82,634
1.70%, 6/10/2027	50,000	45,446
1.90%, 12/10/2028	183,000	162,685
2.15%, 12/10/2031	95,000	80,255
2.35%, 6/24/2040	220,000	162,213
2.75%, 12/10/2051	200,000	141,596
2.90%, 12/10/2061	250,000	171,350
3.40%, 3/7/2029	364,000	349,928
3.60%, 9/15/2042	115,000	98,347
3.70%, 2/10/2045	353,000	307,579
4.00%, 3/7/2049	420,000	377,059
Mylan, Inc. 4.55%, 4/15/2028	260,000	249,454
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	23,843
2.00%, 2/14/2027	54,000	49,856
2.20%, 8/14/2030	300,000	263,193
3.10%, 5/17/2027 (b)	250,000	240,462
3.40%, 5/6/2024	129,000	127,366
4.40%, 5/6/2044	75,000	73,868
Pfizer, Inc.:
1.70%, 5/28/2030	350,000	294,577
Security Description	Principal Amount	Value
1.75%, 8/18/2031	$210,000	$173,141
2.55%, 5/28/2040	108,000	81,084
2.63%, 4/1/2030	450,000	405,940
2.70%, 5/28/2050 (b)	100,000	71,696
3.45%, 3/15/2029 (b)	322,000	310,923
4.00%, 12/15/2036	100,000	96,168
4.00%, 3/15/2049	265,000	240,193
4.10%, 9/15/2038	200,000	187,770
4.30%, 6/15/2043	105,000	98,859
7.20%, 3/15/2039	325,000	409,402
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	61,853
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	450,000	379,750
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	530,000	504,480
Viatris, Inc.:
1.65%, 6/22/2025	200,000	183,728
2.30%, 6/22/2027	215,000	188,888
3.85%, 6/22/2040	50,000	35,132
4.00%, 6/22/2050	293,000	192,727
Wyeth LLC:
5.95%, 4/1/2037	391,000	438,444
6.50%, 2/1/2034	100,000	115,547
Zoetis, Inc.:
4.70%, 2/1/2043	333,000	311,472
5.60%, 11/16/2032	55,000	58,676
		32,394,176
PIPELINES — 3.4%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	50,000	43,096
4.45%, 7/15/2027	61,000	59,573
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	150,000	138,116
5.13%, 6/30/2027	50,000	50,072
5.88%, 3/31/2025	450,000	453,271
Cheniere Energy Partners LP:
3.25%, 1/31/2032	309,000	255,447
4.50%, 10/1/2029	173,000	161,392
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	104,000	102,862
DCP Midstream Operating LP 5.13%, 5/15/2029	300,000	296,007
Eastern Gas Transmission & Storage, Inc.:
3.00%, 11/15/2029	100,000	89,086
4.80%, 11/1/2043	100,000	88,961
Enbridge Energy Partners LP:
5.88%, 10/15/2025	138,000	140,960
7.38%, 10/15/2045	87,000	101,952
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	22,423
2.50%, 1/15/2025	200,000	191,920

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 8/1/2033	$50,000	$40,244
3.13%, 11/15/2029	150,000	135,237
5.50%, 12/1/2046	92,000	89,298
5.70%, 3/8/2033	310,000	322,453
5.97%, 3/8/2026	145,000	145,374
Energy Transfer LP:
2.90%, 5/15/2025	100,000	95,317
3.75%, 5/15/2030	336,000	309,997
3.90%, 5/15/2024	216,000	211,589
4.15%, 9/15/2029	100,000	93,803
4.25%, 4/1/2024	236,000	232,991
4.40%, 3/15/2027	211,000	205,176
4.75%, 1/15/2026	400,000	395,376
4.95%, 5/15/2028	200,000	197,822
4.95%, 6/15/2028	50,000	49,679
5.00%, 5/15/2044	119,000	102,235
5.00%, 5/15/2050	240,000	204,206
5.25%, 4/15/2029	86,000	85,784
5.35%, 5/15/2045	101,000	89,320
5.40%, 10/1/2047	270,000	240,400
5.50%, 6/1/2027	100,000	101,236
5.55%, 2/15/2028	150,000	152,311
5.75%, 2/15/2033	70,000	71,481
6.13%, 12/15/2045	105,000	101,176
6.25%, 4/15/2049	100,000	99,032
7.50%, 7/1/2038	50,000	56,217
Enterprise Products Operating LLC:
3.13%, 7/31/2029	275,000	251,713
3.30%, 2/15/2053	85,000	61,639
3.70%, 2/15/2026	100,000	97,639
3.70%, 1/31/2051	50,000	38,822
3.75%, 2/15/2025	100,000	98,397
4.15%, 10/16/2028	158,000	153,513
4.20%, 1/31/2050	100,000	84,863
4.45%, 2/15/2043	350,000	310,663
4.90%, 5/15/2046	130,000	120,423
5.10%, 2/15/2045	377,000	359,469
5.35%, 1/31/2033	100,000	103,960
6.13%, 10/15/2039	300,000	326,418
7.55%, 4/15/2038	150,000	175,831
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	345,000	276,314
COR, 5.05%, 1/10/2026	75,000	76,067
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	100,000	85,061
Kinder Morgan Energy Partners LP:
4.25%, 9/1/2024	50,000	49,433
5.00%, 8/15/2042	50,000	44,540
5.00%, 3/1/2043	50,000	44,001
6.38%, 3/1/2041	304,000	313,564
6.50%, 9/1/2039	100,000	104,864
7.50%, 11/15/2040	100,000	113,316
Security Description	Principal Amount	Value
7.75%, 3/15/2032	$112,000	$127,532
Series MTN, 6.95%, 1/15/2038	247,000	276,447
Kinder Morgan, Inc.:
1.75%, 11/15/2026	45,000	40,544
3.25%, 8/1/2050	35,000	23,139
3.60%, 2/15/2051	151,000	106,947
4.30%, 6/1/2025	395,000	389,130
5.20%, 6/1/2033 (b)	70,000	69,525
5.45%, 8/1/2052	110,000	102,285
5.55%, 6/1/2045	620,000	587,996
Series GMTN, 7.75%, 1/15/2032	300,000	348,690
Magellan Midstream Partners LP:
3.95%, 3/1/2050	296,000	224,451
4.25%, 9/15/2046	247,000	196,543
MPLX LP:
4.50%, 4/15/2038	220,000	195,155
4.70%, 4/15/2048	350,000	293,961
4.88%, 12/1/2024	189,000	187,860
4.88%, 6/1/2025	538,000	534,266
4.95%, 9/1/2032	50,000	48,982
5.00%, 3/1/2033	115,000	112,545
5.20%, 3/1/2047	480,000	430,358
5.50%, 2/15/2049	181,000	168,489
ONEOK Partners LP:
4.90%, 3/15/2025	275,000	273,325
6.20%, 9/15/2043	125,000	123,653
6.85%, 10/15/2037	40,000	42,255
ONEOK, Inc.:
2.20%, 9/15/2025	153,000	142,015
4.35%, 3/15/2029	75,000	70,977
4.50%, 3/15/2050	100,000	77,569
4.95%, 7/13/2047	100,000	83,718
5.20%, 7/15/2048	200,000	172,796
5.85%, 1/15/2026	79,000	80,337
6.00%, 6/15/2035	50,000	49,396
7.15%, 1/15/2051	43,000	46,072
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	338,000	301,486
4.30%, 1/31/2043	100,000	74,652
4.65%, 10/15/2025	495,000	490,387
4.70%, 6/15/2044	165,000	129,022
5.15%, 6/1/2042	50,000	42,091
6.65%, 1/15/2037	50,000	51,232
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	264,000	253,730
5.63%, 3/1/2025	276,000	277,731
5.88%, 6/30/2026	100,000	102,034
5.90%, 9/15/2037 (e)	150,000	152,767
4.50%, 5/15/2030	300,000	289,812
Spectra Energy Partners LP:
3.50%, 3/15/2025	55,000	53,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2045	$50,000	$42,120
Targa Resources Corp.:
4.20%, 2/1/2033	157,000	140,995
4.95%, 4/15/2052	50,000	41,540
6.13%, 3/15/2033	119,000	123,107
6.25%, 7/1/2052	200,000	197,438
6.50%, 2/15/2053	100,000	102,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	174,000	152,163
6.88%, 1/15/2029	225,000	230,258
Texas Eastern Transmission LP 7.00%, 7/15/2032	20,000	23,104
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031	85,000	69,480
4.10%, 4/15/2030	284,000	266,946
4.88%, 1/15/2026	326,000	325,237
6.10%, 6/1/2040	454,000	467,593
6.20%, 3/9/2026	100,000	100,694
6.20%, 10/15/2037	100,000	105,480
7.25%, 8/15/2038	325,000	369,184
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	100,000	90,613
4.00%, 3/15/2028	100,000	95,765
7.85%, 2/1/2026	275,000	294,561
Western Midstream Operating LP 6.15%, 4/1/2033	155,000	157,130
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	146,846
3.50%, 11/15/2030	297,000	269,352
3.75%, 6/15/2027	100,000	96,011
4.85%, 3/1/2048	135,000	119,463
4.90%, 1/15/2045	225,000	198,083
5.10%, 9/15/2045	300,000	275,391
5.30%, 8/15/2052	176,000	166,174
5.40%, 3/2/2026	115,000	117,301
6.30%, 4/15/2040	75,000	78,936
8.75%, 3/15/2032	275,000	330,014
		22,351,991
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	75,000	59,378
4.88%, 3/1/2026	75,000	73,954
		133,332
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree LP:
2.00%, 6/15/2028	220,000	186,705
2.90%, 10/1/2030	94,000	79,613
4.80%, 10/1/2032	15,000	14,185
Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$50,000	$37,450
2.00%, 5/18/2032	125,000	95,506
2.95%, 3/15/2034	40,000	31,988
3.00%, 5/18/2051	150,000	92,208
3.45%, 4/30/2025	75,000	71,909
3.55%, 3/15/2052	70,000	48,907
4.00%, 2/1/2050	25,000	18,829
4.70%, 7/1/2030 (b)	100,000	96,767
4.75%, 4/15/2035	40,000	37,478
4.85%, 4/15/2049	50,000	43,417
5.15%, 4/15/2053	141,000	129,059
American Assets Trust LP 3.38%, 2/1/2031	140,000	112,006
American Homes 4 Rent LP 4.25%, 2/15/2028	66,000	61,839
American Tower Corp.:
1.30%, 9/15/2025	450,000	412,641
1.45%, 9/15/2026	325,000	288,798
1.50%, 1/31/2028	49,000	41,710
1.60%, 4/15/2026	100,000	90,440
2.70%, 4/15/2031	200,000	167,364
2.75%, 1/15/2027	350,000	322,696
2.90%, 1/15/2030	50,000	43,493
2.95%, 1/15/2025	50,000	48,134
3.10%, 6/15/2050	150,000	98,447
3.38%, 5/15/2024	164,000	160,517
3.80%, 8/15/2029	150,000	139,446
4.00%, 6/1/2025	100,000	97,687
4.05%, 3/15/2032 (b)	35,000	32,035
5.50%, 3/15/2028	100,000	102,004
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	44,000	37,976
5.00%, 2/15/2033	30,000	30,470
Series MTN, 2.30%, 3/1/2030	100,000	84,916
Series MTN, 3.30%, 6/1/2029	590,000	534,746
Boston Properties LP:
2.45%, 10/1/2033 (b)	674,000	452,571
2.55%, 4/1/2032	350,000	249,102
3.20%, 1/15/2025	50,000	46,411
3.25%, 1/30/2031 (b)	300,000	236,601
Brandywine Operating Partnership LP 3.95%, 11/15/2027	150,000	114,883
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	25,000	19,483
4.05%, 7/1/2030	150,000	134,358
4.13%, 5/15/2029	175,000	159,635
Broadstone Net Lease LLC 2.60%, 9/15/2031	150,000	107,979
Camden Property Trust:
2.80%, 5/15/2030 (b)	100,000	86,600

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 7/1/2029	$300,000	$266,208
Corporate Office Properties LP 2.90%, 12/1/2033	65,000	45,213
Crown Castle, Inc.:
2.90%, 4/1/2041	100,000	71,301
3.25%, 1/15/2051	400,000	275,612
3.30%, 7/1/2030	50,000	45,064
3.65%, 9/1/2027	249,000	236,104
3.80%, 2/15/2028	478,000	454,081
4.15%, 7/1/2050	50,000	39,985
4.45%, 2/15/2026	100,000	98,783
4.75%, 5/15/2047	87,000	76,052
5.00%, 1/11/2028	35,000	35,263
REIT, 1.35%, 7/15/2025	100,000	92,204
CubeSmart LP 2.50%, 2/15/2032	275,000	221,152
Digital Realty Trust LP:
3.60%, 7/1/2029 (b)	200,000	179,106
3.70%, 8/15/2027	71,000	65,581
4.45%, 7/15/2028 (b)	30,000	28,239
5.55%, 1/15/2028 (b)	170,000	169,828
EPR Properties:
3.60%, 11/15/2031	100,000	74,164
3.75%, 8/15/2029	50,000	38,714
4.50%, 4/1/2025	100,000	96,557
4.75%, 12/15/2026	50,000	43,543
Equinix, Inc.:
1.00%, 9/15/2025	479,000	433,754
1.25%, 7/15/2025	150,000	137,559
1.45%, 5/15/2026	25,000	22,521
2.50%, 5/15/2031	100,000	82,376
2.63%, 11/18/2024	200,000	192,660
2.90%, 11/18/2026 (b)	45,000	41,850
3.00%, 7/15/2050	50,000	32,870
ERP Operating LP:
2.50%, 2/15/2030	100,000	85,893
3.00%, 7/1/2029	135,000	120,158
3.25%, 8/1/2027	100,000	93,939
3.38%, 6/1/2025	50,000	48,336
4.50%, 6/1/2045	100,000	86,010
Essex Portfolio LP:
1.70%, 3/1/2028	85,000	73,072
2.65%, 3/15/2032 (b)	50,000	40,723
2.65%, 9/1/2050	20,000	11,903
3.50%, 4/1/2025	25,000	24,113
4.00%, 3/1/2029	108,000	101,696
Extra Space Storage LP:
2.35%, 3/15/2032	300,000	235,710
5.70%, 4/1/2028	135,000	135,922
Federal Realty Investment Trust 4.50%, 12/1/2044	100,000	81,323
GLP Capital LP/GLP Financing II, Inc.:
4.00%, 1/15/2030	150,000	133,069
5.25%, 6/1/2025	205,000	200,580
Security Description	Principal Amount	Value
5.30%, 1/15/2029	$50,000	$47,582
5.38%, 4/15/2026	232,000	225,553
5.75%, 6/1/2028	50,000	48,767
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	370,000	287,797
3.50%, 8/1/2026	45,000	41,940
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	162,214
3.50%, 7/15/2029	110,000	100,492
5.25%, 12/15/2032	50,000	50,124
Highwoods Realty LP:
2.60%, 2/1/2031	50,000	33,654
3.05%, 2/15/2030	200,000	157,822
4.13%, 3/15/2028	20,000	17,367
4.20%, 4/15/2029 (b)	100,000	84,961
Host Hotels & Resorts LP:
3.88%, 4/1/2024	75,000	73,255
Series H, 3.38%, 12/15/2029	100,000	84,845
Series J, 2.90%, 12/15/2031	20,000	15,615
Hudson Pacific Properties LP:
3.25%, 1/15/2030	200,000	128,220
3.95%, 11/1/2027	50,000	34,397
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	25,000	19,192
Kilroy Realty LP:
2.65%, 11/15/2033	44,000	27,331
3.05%, 2/15/2030	150,000	109,710
4.25%, 8/15/2029	275,000	228,800
Kimco Realty OP LLC:
3.20%, 4/1/2032	50,000	42,131
3.30%, 2/1/2025	275,000	264,291
4.13%, 12/1/2046	50,000	37,976
4.25%, 4/1/2045	100,000	78,242
Kite Realty Group LP 4.00%, 10/1/2026	100,000	91,681
Life Storage LP 2.40%, 10/15/2031	120,000	96,798
LXP Industrial Trust 2.38%, 10/1/2031	131,000	100,892
Mid-America Apartments LP:
2.88%, 9/15/2051	25,000	16,288
3.95%, 3/15/2029	125,000	119,857
National Retail Properties, Inc.:
3.00%, 4/15/2052	45,000	28,130
3.10%, 4/15/2050	125,000	79,524
3.50%, 4/15/2051	25,000	17,187
4.30%, 10/15/2028	25,000	23,567
4.80%, 10/15/2048	100,000	84,608
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	73,011
3.38%, 2/1/2031	50,000	39,774
3.63%, 10/1/2029	106,000	88,995
4.50%, 4/1/2027	54,000	50,467
4.95%, 4/1/2024	295,000	291,097

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	$100,000	$74,589
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	100,000	69,014
3.15%, 8/15/2030	50,000	36,972
Prologis LP:
2.25%, 4/15/2030	595,000	505,601
2.25%, 1/15/2032	25,000	20,537
2.88%, 11/15/2029	100,000	89,136
3.88%, 9/15/2028	256,000	247,713
4.75%, 6/15/2033	150,000	148,945
Public Storage:
0.88%, 2/15/2026	100,000	89,896
1.85%, 5/1/2028	198,000	173,535
3.39%, 5/1/2029	253,000	235,346
Rayonier LP 2.75%, 5/17/2031	110,000	90,816
Realty Income Corp.:
3.00%, 1/15/2027	200,000	186,906
3.25%, 6/15/2029	100,000	91,258
3.40%, 1/15/2028	350,000	328,559
3.88%, 4/15/2025	50,000	48,764
3.95%, 8/15/2027	50,000	48,200
4.85%, 3/15/2030	65,000	64,132
4.88%, 6/1/2026	200,000	198,898
5.63%, 10/13/2032	50,000	51,730
Regency Centers LP:
2.95%, 9/15/2029 (b)	100,000	86,555
4.40%, 2/1/2047	80,000	65,590
4.65%, 3/15/2049	50,000	42,581
Rexford Industrial Realty LP 5.00%, 6/15/2028	100,000	98,658
Sabra Health Care LP 5.13%, 8/15/2026	200,000	187,372
Safehold Operating Partnership LP 2.80%, 6/15/2031	100,000	77,704
Simon Property Group LP:
1.75%, 2/1/2028	167,000	143,837
2.20%, 2/1/2031 (b)	100,000	80,550
2.45%, 9/13/2029	250,000	214,062
2.65%, 2/1/2032	25,000	20,239
3.25%, 9/13/2049	130,000	88,088
3.30%, 1/15/2026	100,000	95,734
3.38%, 10/1/2024	275,000	268,350
3.38%, 12/1/2027	50,000	46,660
3.80%, 7/15/2050	254,000	188,539
4.75%, 3/15/2042	130,000	114,709
5.50%, 3/8/2033	200,000	198,978
6.75%, 2/1/2040	100,000	111,243
REIT, 2.00%, 9/13/2024	125,000	119,490
SITE Centers Corp. 4.70%, 6/1/2027	135,000	124,995
Security Description	Principal Amount	Value
Spirit Realty LP:
2.70%, 2/15/2032	$50,000	$39,155
3.40%, 1/15/2030	56,000	47,985
4.00%, 7/15/2029	190,000	171,218
STORE Capital Corp.:
2.70%, 12/1/2031	150,000	107,453
4.50%, 3/15/2028	100,000	89,964
4.63%, 3/15/2029	20,000	17,808
Sun Communities Operating LP 5.70%, 1/15/2033	200,000	199,964
Tanger Properties LP 2.75%, 9/1/2031	100,000	72,019
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	142,000	109,226
Series MTN, 2.10%, 6/15/2033	100,000	75,501
Series MTN, 3.20%, 1/15/2030	200,000	178,854
Ventas Realty LP:
2.65%, 1/15/2025	88,000	83,811
3.25%, 10/15/2026	40,000	37,370
3.50%, 2/1/2025	300,000	288,912
4.38%, 2/1/2045	31,000	25,192
4.40%, 1/15/2029 (b)	25,000	23,746
4.75%, 11/15/2030 (b)	73,000	70,493
4.88%, 4/15/2049	250,000	217,070
VICI Properties LP:
4.38%, 5/15/2025	70,000	67,944
4.75%, 2/15/2028	100,000	95,687
4.95%, 2/15/2030	160,000	151,208
5.13%, 5/15/2032	340,000	321,399
5.63%, 5/15/2052	30,000	27,011
Vornado Realty LP:
2.15%, 6/1/2026	115,000	92,302
3.40%, 6/1/2031	100,000	69,198
3.50%, 1/15/2025	100,000	90,317
Welltower OP LLC:
2.05%, 1/15/2029	124,000	103,581
2.80%, 6/1/2031	274,000	227,724
4.00%, 6/1/2025	50,000	48,472
4.13%, 3/15/2029	90,000	83,912
4.95%, 9/1/2048	64,000	55,072
6.50%, 3/15/2041	207,000	215,822
Weyerhaeuser Co. 4.00%, 4/15/2030	211,000	197,517
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	76,302
2.40%, 2/1/2031	50,000	40,770
2.45%, 2/1/2032	60,000	47,834
4.00%, 2/1/2025	50,000	48,798
		23,263,046
RETAIL — 2.8%
Advance Auto Parts, Inc.:
3.90%, 4/15/2030	125,000	113,736

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/9/2028	$55,000	$56,876
AutoNation, Inc.:
3.85%, 3/1/2032	50,000	42,609
4.75%, 6/1/2030	203,000	191,319
AutoZone, Inc.:
3.13%, 4/18/2024	75,000	73,222
3.13%, 4/21/2026	200,000	191,360
3.63%, 4/15/2025	142,000	138,427
4.00%, 4/15/2030 (b)	125,000	118,823
4.50%, 2/1/2028	140,000	138,975
4.75%, 8/1/2032	35,000	34,558
Best Buy Co., Inc. 4.45%, 10/1/2028	102,000	100,810
Costco Wholesale Corp.:
1.38%, 6/20/2027 (b)	270,000	242,311
1.60%, 4/20/2030 (b)	500,000	424,360
Darden Restaurants, Inc. 4.55%, 2/15/2048	50,000	42,881
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032	75,000	61,634
4.10%, 1/15/2052	200,000	141,466
Dollar General Corp.:
3.50%, 4/3/2030	282,000	259,409
5.00%, 11/1/2032	101,000	101,213
Dollar Tree, Inc.:
3.38%, 12/1/2051	100,000	70,646
4.00%, 5/15/2025	254,000	249,121
4.20%, 5/15/2028 (b)	100,000	97,313
Genuine Parts Co.:
1.88%, 11/1/2030	97,000	77,208
2.75%, 2/1/2032	95,000	78,936
Home Depot, Inc.:
0.90%, 3/15/2028	93,000	79,313
1.88%, 9/15/2031	40,000	33,094
2.50%, 4/15/2027	100,000	93,862
2.70%, 4/15/2030	200,000	180,718
2.95%, 6/15/2029	697,000	644,579
3.13%, 12/15/2049	335,000	248,168
3.25%, 4/15/2032	132,000	120,499
3.30%, 4/15/2040	100,000	83,234
3.35%, 9/15/2025	100,000	97,927
3.35%, 4/15/2050	157,000	121,727
3.63%, 4/15/2052	436,000	351,019
3.90%, 12/6/2028	175,000	172,371
3.90%, 6/15/2047	395,000	340,079
4.25%, 4/1/2046	125,000	113,541
4.40%, 3/15/2045	108,000	100,359
4.50%, 9/15/2032 (b)	60,000	60,391
4.88%, 2/15/2044	200,000	198,010
4.95%, 9/15/2052 (b)	340,000	339,833
5.88%, 12/16/2036	91,000	101,542
5.95%, 4/1/2041	215,000	241,049
Lowe's Cos., Inc.:
1.30%, 4/15/2028	250,000	214,777
1.70%, 9/15/2028	50,000	43,284
Security Description	Principal Amount	Value
1.70%, 10/15/2030	$45,000	$36,448
2.63%, 4/1/2031	100,000	85,376
3.00%, 10/15/2050	385,000	255,594
3.35%, 4/1/2027	100,000	96,009
3.38%, 9/15/2025	300,000	290,733
3.65%, 4/5/2029	100,000	94,573
3.70%, 4/15/2046	550,000	420,469
3.75%, 4/1/2032 (b)	200,000	183,524
4.00%, 4/15/2025	65,000	64,118
4.05%, 5/3/2047	150,000	121,341
4.40%, 9/8/2025	30,000	29,810
4.45%, 4/1/2062	25,000	20,423
4.50%, 4/15/2030	500,000	493,725
4.80%, 4/1/2026	80,000	80,425
5.00%, 4/15/2033 (b)	85,000	84,905
5.15%, 7/1/2033	150,000	151,416
5.63%, 4/15/2053 (b)	100,000	100,510
5.80%, 9/15/2062	297,000	298,642
5.85%, 4/1/2063	55,000	55,773
COR, 5.75%, 7/1/2053	55,000	56,026
McDonald's Corp.:
4.60%, 9/9/2032 (b)	70,000	70,815
5.15%, 9/9/2052	100,000	101,742
Series I, 6.30%, 3/1/2038	466,000	529,162
Series MTN, 2.13%, 3/1/2030	92,000	79,539
Series MTN, 3.70%, 1/30/2026	164,000	161,232
Series MTN, 3.80%, 4/1/2028	50,000	49,091
Series MTN, 4.20%, 4/1/2050	64,000	56,319
Series MTN, 4.45%, 3/1/2047	150,000	137,394
Series MTN, 4.88%, 7/15/2040	220,000	213,919
Series MTN, 4.88%, 12/9/2045	465,000	450,655
Series MTN, 5.70%, 2/1/2039	176,000	185,967
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029	180,000	172,100
4.70%, 6/15/2032	25,000	24,645
Starbucks Corp.:
2.25%, 3/12/2030 (b)	125,000	107,576
2.55%, 11/15/2030	338,000	293,719
3.00%, 2/14/2032	245,000	217,205
3.55%, 8/15/2029 (b)	250,000	238,690
4.45%, 8/15/2049	100,000	90,120
4.50%, 11/15/2048	100,000	90,755
4.75%, 2/15/2026	130,000	130,852
4.80%, 2/15/2033	105,000	105,744
Target Corp.:
2.25%, 4/15/2025	25,000	24,022
2.35%, 2/15/2030	150,000	131,943
2.65%, 9/15/2030	325,000	288,083

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 1/15/2052 (b)	$250,000	$180,852
3.38%, 4/15/2029	354,000	339,132
4.00%, 7/1/2042	160,000	146,216
4.40%, 1/15/2033 (b)	35,000	34,781
4.50%, 9/15/2032 (b)	150,000	150,376
4.80%, 1/15/2053	35,000	34,388
7.00%, 1/15/2038	100,000	122,256
TJX Cos., Inc.:
2.25%, 9/15/2026	119,000	111,773
3.88%, 4/15/2030	45,000	43,263
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	175,000	153,772
3.80%, 11/18/2024	175,000	171,797
4.10%, 4/15/2050	150,000	112,176
Walmart, Inc.:
1.50%, 9/22/2028	200,000	175,530
1.80%, 9/22/2031	55,000	46,512
2.38%, 9/24/2029	75,000	67,219
2.50%, 9/22/2041	33,000	25,015
2.65%, 9/22/2051	275,000	198,355
3.25%, 7/8/2029	519,000	495,245
3.55%, 6/26/2025 (b)	50,000	49,509
3.70%, 6/26/2028 (b)	50,000	49,531
3.90%, 9/9/2025 (b)	160,000	159,621
3.95%, 9/9/2027 (b)	90,000	89,969
4.05%, 6/29/2048	375,000	348,787
4.15%, 9/9/2032 (b)	95,000	95,712
4.50%, 9/9/2052 (b)	100,000	99,929
5.25%, 9/1/2035	500,000	547,580
5.63%, 4/1/2040	280,000	311,189
7.55%, 2/15/2030	83,000	100,668
		18,458,871
SEMICONDUCTORS — 2.7%
Analog Devices, Inc.:
1.70%, 10/1/2028	145,000	126,044
2.10%, 10/1/2031	160,000	134,699
2.80%, 10/1/2041	100,000	76,418
2.95%, 10/1/2051	55,000	40,299
3.50%, 12/5/2026	150,000	145,552
Applied Materials, Inc.:
1.75%, 6/1/2030 (b)	459,000	385,546
3.30%, 4/1/2027	50,000	48,304
4.35%, 4/1/2047	210,000	196,552
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	200,000	187,524
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	50,000	43,451
2.45%, 2/15/2031 (e)	425,000	347,828
2.60%, 2/15/2033 (e)	100,000	78,433
3.14%, 11/15/2035 (e)	458,000	352,958
3.15%, 11/15/2025	300,000	287,529
3.42%, 4/15/2033 (e)	500,000	418,240
3.46%, 9/15/2026	115,000	109,937
3.47%, 4/15/2034 (e)	206,000	169,268
Security Description	Principal Amount	Value
3.50%, 2/15/2041 (e)	$135,000	$101,733
3.63%, 10/15/2024	51,000	49,674
3.75%, 2/15/2051 (e)	125,000	92,305
4.00%, 4/15/2029 (e)	50,000	46,821
4.11%, 9/15/2028	360,000	344,412
4.15%, 11/15/2030	550,000	509,833
4.15%, 4/15/2032 (e)	67,000	61,089
4.30%, 11/15/2032	200,000	183,800
4.75%, 4/15/2029	200,000	197,150
5.00%, 4/15/2030	100,000	99,381
Intel Corp.:
1.60%, 8/12/2028 (b)	275,000	240,064
2.00%, 8/12/2031 (b)	50,000	41,142
2.45%, 11/15/2029	750,000	660,405
3.05%, 8/12/2051	291,000	198,843
3.10%, 2/15/2060	100,000	65,775
3.15%, 5/11/2027	160,000	153,256
3.20%, 8/12/2061	100,000	66,091
3.25%, 11/15/2049	220,000	156,627
3.40%, 3/25/2025	450,000	442,251
3.70%, 7/29/2025	463,000	456,379
3.73%, 12/8/2047	400,000	317,672
3.75%, 3/25/2027	150,000	147,276
3.75%, 8/5/2027 (b)	50,000	48,856
4.10%, 5/19/2046	250,000	212,897
4.15%, 8/5/2032	126,000	121,537
4.60%, 3/25/2040	50,000	46,950
4.75%, 3/25/2050 (b)	620,000	567,461
4.88%, 2/10/2028	150,000	152,382
4.90%, 8/5/2052 (b)	50,000	46,561
5.05%, 8/5/2062	50,000	46,305
5.20%, 2/10/2033	195,000	198,313
5.63%, 2/10/2043	100,000	102,438
5.70%, 2/10/2053	70,000	71,315
COR, 5.13%, 2/10/2030	75,000	76,352
KLA Corp.:
4.10%, 3/15/2029	300,000	295,368
4.65%, 11/1/2024	39,000	38,895
4.65%, 7/15/2032	60,000	60,548
4.95%, 7/15/2052 (b)	37,000	36,653
Lam Research Corp.:
1.90%, 6/15/2030	118,000	99,407
2.88%, 6/15/2050	50,000	35,246
3.75%, 3/15/2026	123,000	120,964
4.00%, 3/15/2029	200,000	195,878
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	56,709
2.95%, 4/15/2031	100,000	83,518
4.88%, 6/22/2028	60,000	59,001
Micron Technology, Inc.:
2.70%, 4/15/2032	50,000	40,010
4.66%, 2/15/2030	195,000	187,184
4.98%, 2/6/2026	100,000	99,698
5.33%, 2/6/2029	100,000	100,394
6.75%, 11/1/2029	200,000	212,782

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COR, 5.88%, 2/9/2033	$65,000	$65,734
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	83,984
3.50%, 4/1/2040	506,000	433,946
3.50%, 4/1/2050	160,000	131,062
3.70%, 4/1/2060	231,000	185,167
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	200,000	204,364
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	355,000	293,585
2.65%, 2/15/2032 (b)	97,000	79,424
2.70%, 5/1/2025	50,000	47,422
3.13%, 2/15/2042	100,000	71,129
3.25%, 5/11/2041	50,000	36,345
3.40%, 5/1/2030	65,000	58,438
3.88%, 6/18/2026	100,000	96,503
4.30%, 6/18/2029	275,000	263,670
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	365,000	340,392
4.38%, 10/15/2029	114,000	105,107
QUALCOMM, Inc.:
2.15%, 5/20/2030	150,000	131,433
3.25%, 5/20/2027	250,000	241,837
4.25%, 5/20/2032 (b)	50,000	50,033
4.30%, 5/20/2047	200,000	185,114
4.50%, 5/20/2052	355,000	330,214
4.65%, 5/20/2035	250,000	252,942
4.80%, 5/20/2045	135,000	134,378
5.40%, 5/20/2033 (b)	100,000	107,310
6.00%, 5/20/2053	100,000	113,643
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	310,000	279,356
3.00%, 6/1/2031	75,000	62,573
Texas Instruments, Inc.:
1.38%, 3/12/2025	140,000	132,167
2.25%, 9/4/2029	100,000	89,270
3.88%, 3/15/2039	100,000	91,170
4.15%, 5/15/2048	325,000	302,130
4.60%, 2/15/2028 (b)	90,000	91,924
COR, 4.90%, 3/14/2033	250,000	260,052
TSMC Arizona Corp.:
1.75%, 10/25/2026	143,000	129,830
2.50%, 10/25/2031	100,000	85,840
3.25%, 10/25/2051	75,000	58,493
3.88%, 4/22/2027	200,000	196,188
Xilinx, Inc.:
2.38%, 6/1/2030	150,000	130,661
2.95%, 6/1/2024	238,000	232,740
		17,379,753
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
3.84%, 5/1/2025	50,000	48,815
Security Description	Principal Amount	Value
Series WI, 4.20%, 5/1/2030	$111,000	$104,194
		153,009
SOFTWARE — 2.5%
Activision Blizzard, Inc. 4.50%, 6/15/2047	130,000	122,508
Adobe, Inc.:
2.30%, 2/1/2030 (b)	250,000	221,882
3.25%, 2/1/2025	276,000	270,491
Autodesk, Inc. 2.85%, 1/15/2030	113,000	99,759
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	162,023
Electronic Arts, Inc. 1.85%, 2/15/2031 (b)	60,000	49,370
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	375,000	334,894
2.25%, 3/1/2031	63,000	50,478
3.10%, 3/1/2041	60,000	41,955
4.70%, 7/15/2027	100,000	98,548
5.10%, 7/15/2032 (b)	100,000	97,491
5.63%, 7/15/2052	100,000	95,935
Fiserv, Inc.:
2.75%, 7/1/2024	189,000	183,432
3.50%, 7/1/2029	497,000	461,276
4.20%, 10/1/2028	237,000	229,617
4.40%, 7/1/2049	200,000	170,100
5.45%, 3/2/2028	180,000	183,861
Intuit, Inc. 1.35%, 7/15/2027	200,000	177,780
Microsoft Corp.:
2.40%, 8/8/2026	1,105,000	1,050,932
2.53%, 6/1/2050	664,000	467,635
2.68%, 6/1/2060	407,000	281,115
2.70%, 2/12/2025	100,000	97,505
2.92%, 3/17/2052	642,000	486,501
3.04%, 3/17/2062	722,000	541,522
3.30%, 2/6/2027 (b)	150,000	147,156
3.50%, 2/12/2035	100,000	94,886
3.50%, 11/15/2042	47,000	41,868
3.70%, 8/8/2046	475,000	430,820
4.20%, 11/3/2035	150,000	151,497
4.45%, 11/3/2045	100,000	99,826
4.50%, 2/6/2057	150,000	154,369
Oracle Corp.:
2.30%, 3/25/2028	505,000	451,930
2.50%, 4/1/2025	734,000	702,196
2.65%, 7/15/2026	32,000	29,899
2.88%, 3/25/2031	264,000	225,915
2.95%, 5/15/2025	427,000	411,167
2.95%, 4/1/2030	450,000	397,282
3.25%, 11/15/2027	188,000	176,842
3.60%, 4/1/2040	300,000	232,467
3.60%, 4/1/2050	658,000	466,055

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 3/25/2041	$578,000	$447,615
3.80%, 11/15/2037	100,000	83,176
3.85%, 4/1/2060	188,000	131,164
3.90%, 5/15/2035	150,000	131,131
3.95%, 3/25/2051	570,000	428,207
4.00%, 7/15/2046	804,000	615,044
4.00%, 11/15/2047	50,000	38,164
4.10%, 3/25/2061	295,000	216,477
4.13%, 5/15/2045	339,000	266,776
4.30%, 7/8/2034	200,000	182,764
4.50%, 5/6/2028	90,000	88,941
4.65%, 5/6/2030	103,000	100,294
4.90%, 2/6/2033	90,000	88,135
5.38%, 7/15/2040	500,000	478,665
5.55%, 2/6/2053 (b)	115,000	109,455
5.80%, 11/10/2025	180,000	184,495
6.13%, 7/8/2039	280,000	291,872
6.15%, 11/9/2029	60,000	63,919
6.50%, 4/15/2038 (b)	150,000	162,573
6.90%, 11/9/2052	50,000	56,046
Roper Technologies, Inc.:
1.00%, 9/15/2025	25,000	22,856
1.75%, 2/15/2031	50,000	39,955
2.95%, 9/15/2029	220,000	197,479
3.80%, 12/15/2026	50,000	48,408
4.20%, 9/15/2028	50,000	49,194
Salesforce, Inc.:
1.95%, 7/15/2031	80,000	66,950
2.70%, 7/15/2041	150,000	112,509
2.90%, 7/15/2051	274,000	194,529
3.05%, 7/15/2061	150,000	102,859
3.70%, 4/11/2028	201,000	197,418
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	100,000	97,339
3.70%, 4/14/2027	70,000	67,685
VMware, Inc.:
1.00%, 8/15/2024	365,000	344,089
1.40%, 8/15/2026	40,000	35,373
1.80%, 8/15/2028	41,000	34,624
2.20%, 8/15/2031	115,000	90,861
3.90%, 8/21/2027	100,000	95,697
4.50%, 5/15/2025	50,000	49,412
4.65%, 5/15/2027	51,000	50,329
Workday, Inc. 3.80%, 4/1/2032 (b)	100,000	91,543
		16,344,807
TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV:
2.88%, 5/7/2030	105,000	92,677
3.63%, 4/22/2029	277,000	258,895
4.38%, 7/16/2042	275,000	247,745
6.13%, 3/30/2040	452,000	488,829
AT&T, Inc.:
1.65%, 2/1/2028	383,000	336,324
Security Description	Principal Amount	Value
1.70%, 3/25/2026	$150,000	$137,675
2.25%, 2/1/2032	50,000	40,833
2.30%, 6/1/2027	25,000	22,906
3.50%, 6/1/2041	155,000	122,345
3.50%, 9/15/2053	925,000	671,707
3.50%, 2/1/2061	75,000	52,767
3.55%, 9/15/2055	700,000	502,831
3.65%, 6/1/2051	275,000	208,150
3.65%, 9/15/2059	250,000	178,627
3.80%, 12/1/2057	851,000	632,123
3.85%, 6/1/2060	514,000	385,217
4.10%, 2/15/2028	279,000	272,449
4.30%, 2/15/2030	1,072,000	1,042,381
4.30%, 12/15/2042	100,000	87,088
4.35%, 3/1/2029	1,144,000	1,120,228
4.35%, 6/15/2045	375,000	319,875
4.55%, 3/9/2049	334,000	290,396
4.75%, 5/15/2046	300,000	270,018
4.85%, 3/1/2039	310,000	290,771
5.15%, 3/15/2042	50,000	47,936
5.45%, 3/1/2047	55,000	54,850
5.54%, 2/20/2026	150,000	150,386
5.15%, 11/15/2046	200,000	192,890
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052 (b)	35,000	27,036
4.46%, 4/1/2048 (b)	150,000	131,673
Series US-4, 3.65%, 3/17/2051	105,000	80,371
British Telecommunications PLC:
5.13%, 12/4/2028 (b)	100,000	100,922
9.63%, 12/15/2030	350,000	437,913
Cisco Systems, Inc.:
2.95%, 2/28/2026	100,000	96,821
5.50%, 1/15/2040	387,000	422,759
5.90%, 2/15/2039	300,000	338,607
Corning, Inc.:
4.38%, 11/15/2057 (b)	185,000	157,318
5.45%, 11/15/2079	468,000	430,499
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	215,000	262,732
9.25%, 6/1/2032	100,000	130,072
Juniper Networks, Inc. 3.75%, 8/15/2029 (b)	25,000	23,245
Motorola Solutions, Inc. 4.60%, 5/23/2029	250,000	243,662
Nokia Oyj 4.38%, 6/12/2027	110,000	105,098
Rogers Communications, Inc.:
2.95%, 3/15/2025 (e)	100,000	96,241
3.63%, 12/15/2025	425,000	411,332
4.30%, 2/15/2048	100,000	79,503
4.35%, 5/1/2049	92,000	74,520
4.50%, 3/15/2042 (e)	140,000	119,946

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2043	$50,000	$42,214
4.55%, 3/15/2052 (e)	200,000	164,832
5.00%, 3/15/2044 (b)	85,000	76,453
5.45%, 10/1/2043	200,000	188,678
7.50%, 8/15/2038	85,000	97,886
Telefonica Emisiones SA:
4.10%, 3/8/2027	62,000	59,942
4.67%, 3/6/2038	250,000	219,170
5.21%, 3/8/2047	550,000	481,041
Telefonica Europe BV 8.25%, 9/15/2030	300,000	350,532
TELUS Corp.:
2.80%, 2/16/2027	68,000	63,781
3.40%, 5/13/2032	50,000	43,885
T-Mobile USA, Inc.:
2.05%, 2/15/2028	197,000	174,983
2.25%, 11/15/2031	100,000	81,859
2.40%, 3/15/2029	300,000	261,504
2.55%, 2/15/2031	50,000	42,356
2.88%, 2/15/2031	175,000	150,923
3.00%, 2/15/2041	180,000	133,276
3.30%, 2/15/2051	200,000	142,212
3.50%, 4/15/2025	527,000	512,413
3.75%, 4/15/2027	250,000	240,402
3.88%, 4/15/2030	425,000	398,603
4.38%, 4/15/2040	576,000	515,958
4.50%, 4/15/2050	496,000	430,617
4.75%, 2/1/2028	300,000	296,646
4.95%, 3/15/2028	45,000	45,427
5.05%, 7/15/2033	120,000	120,581
5.20%, 1/15/2033	1,000,000	1,017,750
5.65%, 1/15/2053	210,000	215,126
5.80%, 9/15/2062	115,000	118,733
Verizon Communications, Inc.:
0.85%, 11/20/2025 (b)	350,000	318,762
1.45%, 3/20/2026	244,000	224,556
1.50%, 9/18/2030 (b)	180,000	145,336
1.68%, 10/30/2030	50,000	40,364
1.75%, 1/20/2031	100,000	80,523
2.10%, 3/22/2028	525,000	467,770
2.55%, 3/21/2031	200,000	170,390
2.63%, 8/15/2026	100,000	94,545
2.65%, 11/20/2040	173,000	123,558
2.99%, 10/30/2056	439,000	285,469
3.00%, 11/20/2060	200,000	128,268
3.15%, 3/22/2030	91,000	82,900
3.40%, 3/22/2041	100,000	79,599
3.55%, 3/22/2051 (b)	692,000	529,269
3.70%, 3/22/2061	795,000	594,358
3.88%, 2/8/2029	300,000	289,743
3.88%, 3/1/2052 (b)	250,000	202,125
4.00%, 3/22/2050	500,000	415,750
4.02%, 12/3/2029	683,000	654,177
4.13%, 3/16/2027	378,000	374,927
4.13%, 8/15/2046	200,000	171,154
Security Description	Principal Amount	Value
4.27%, 1/15/2036	$300,000	$278,745
4.33%, 9/21/2028	338,000	333,677
4.40%, 11/1/2034	150,000	142,484
4.50%, 8/10/2033	300,000	289,902
4.67%, 3/15/2055	100,000	90,470
4.81%, 3/15/2039	100,000	95,688
4.86%, 8/21/2046	200,000	190,374
6.55%, 9/15/2043	200,000	227,172
7.75%, 12/1/2030	125,000	146,244
Vodafone Group PLC:
4.88%, 6/19/2049	100,000	90,347
5.63%, 2/10/2053	500,000	494,610
5.75%, 2/10/2063	200,000	198,198
6.15%, 2/27/2037	545,000	583,684
		27,612,110
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.90%, 11/19/2029 (b)	357,000	325,116
6.35%, 3/15/2040	94,000	94,972
		420,088
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
3.30%, 9/15/2051	75,000	57,259
3.40%, 9/1/2024	228,000	223,932
3.55%, 2/15/2050	34,000	27,296
3.65%, 9/1/2025	25,000	24,479
3.90%, 8/1/2046	50,000	42,328
4.05%, 6/15/2048	215,000	188,553
4.13%, 6/15/2047	100,000	88,425
4.15%, 12/15/2048	99,000	87,252
4.38%, 9/1/2042	100,000	92,443
4.40%, 3/15/2042	250,000	231,957
4.45%, 1/15/2053	145,000	135,479
4.55%, 9/1/2044	120,000	113,674
4.70%, 9/1/2045	50,000	47,626
4.95%, 9/15/2041	50,000	49,721
5.15%, 9/1/2043	125,000	127,312
5.40%, 6/1/2041	100,000	104,209
5.75%, 5/1/2040	104,000	111,989
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	95,786
3.20%, 8/2/2046 (b)	121,000	92,059
3.65%, 2/3/2048	275,000	227,703
3.85%, 8/5/2032	100,000	95,039
4.40%, 8/5/2052	50,000	46,906
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	478,000	450,553
1.75%, 12/2/2026	40,000	36,334
2.05%, 3/5/2030	125,000	106,224
2.45%, 12/2/2031 (b)	135,000	116,868
2.90%, 2/1/2025	100,000	96,289
6.13%, 9/15/2115	115,000	123,646
7.13%, 10/15/2031	200,000	228,628

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	$150,000	$145,018
CSX Corp.:
3.35%, 11/1/2025	100,000	96,998
3.40%, 8/1/2024	50,000	48,920
3.80%, 3/1/2028	50,000	48,783
3.80%, 4/15/2050	125,000	101,585
4.10%, 3/15/2044	50,000	43,573
4.25%, 11/1/2066	100,000	83,176
4.30%, 3/1/2048	75,000	66,508
4.50%, 3/15/2049	460,000	417,910
4.50%, 11/15/2052	156,000	142,728
4.50%, 8/1/2054	100,000	88,880
4.75%, 5/30/2042	170,000	160,548
6.00%, 10/1/2036	107,000	115,395
6.22%, 4/30/2040	188,000	208,071
FedEx Corp.:
3.25%, 5/15/2041	50,000	38,058
3.40%, 2/15/2028	100,000	94,737
3.88%, 8/1/2042	78,000	63,680
4.05%, 2/15/2048	100,000	81,246
4.10%, 2/1/2045	50,000	41,299
4.40%, 1/15/2047	505,000	434,255
4.55%, 4/1/2046	225,000	197,946
4.75%, 11/15/2045	355,000	321,797
4.90%, 1/15/2034	140,000	139,969
5.25%, 5/15/2050	313,000	306,699
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	43,316	36,159
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	115,000	112,890
Kansas City Southern:
3.00%, 5/15/2023	50,000	49,772
3.50%, 5/1/2050	50,000	37,723
4.20%, 11/15/2069 (b)	150,000	119,617
4.70%, 5/1/2048	160,000	146,307
Norfolk Southern Corp.:
2.55%, 11/1/2029	25,000	22,014
2.90%, 8/25/2051	175,000	116,007
3.00%, 3/15/2032 (b)	25,000	21,960
3.05%, 5/15/2050	75,000	52,051
3.16%, 5/15/2055	150,000	102,750
3.65%, 8/1/2025	130,000	126,542
3.70%, 3/15/2053	50,000	38,593
3.80%, 8/1/2028 (b)	170,000	163,657
3.95%, 10/1/2042	160,000	135,616
4.05%, 8/15/2052	100,000	82,851
4.10%, 5/15/2049	89,000	74,232
4.10%, 5/15/2121	25,000	17,686
4.15%, 2/28/2048	60,000	50,893
4.45%, 3/1/2033 (b)	200,000	194,442
4.55%, 6/1/2053	35,000	31,451
Security Description	Principal Amount	Value
Ryder System, Inc.:
4.30%, 6/15/2027	$160,000	$155,483
5.65%, 3/1/2028	100,000	101,201
Series MTN, 1.75%, 9/1/2026	100,000	89,779
Series MTN, 2.50%, 9/1/2024	156,000	150,152
Series MTN, 3.35%, 9/1/2025	75,000	71,531
Union Pacific Corp.:
2.15%, 2/5/2027 (b)	43,000	39,854
2.38%, 5/20/2031	50,000	43,184
2.95%, 3/10/2052	190,000	134,873
2.97%, 9/16/2062	273,000	181,152
3.00%, 4/15/2027	50,000	47,751
3.25%, 8/15/2025	125,000	121,524
3.25%, 2/5/2050	201,000	152,889
3.35%, 8/15/2046	108,000	81,875
3.55%, 5/20/2061	350,000	265,468
3.70%, 3/1/2029	232,000	225,330
3.75%, 7/15/2025	175,000	172,450
3.75%, 2/5/2070	75,000	57,150
3.80%, 4/6/2071	115,000	88,835
3.84%, 3/20/2060	50,000	40,342
3.85%, 2/14/2072 (b)	30,000	23,760
3.95%, 9/10/2028	336,000	332,506
3.95%, 8/15/2059	156,000	127,433
4.10%, 9/15/2067	100,000	83,028
4.75%, 2/21/2026	125,000	126,554
4.95%, 5/15/2053	402,000	406,595
5.15%, 1/20/2063	75,000	75,970
Series MTN, 3.55%, 8/15/2039	40,000	34,046
United Parcel Service, Inc.:
2.20%, 9/1/2024	195,000	188,791
2.50%, 9/1/2029	172,000	154,416
3.40%, 3/15/2029	100,000	95,440
3.40%, 11/15/2046	50,000	39,783
3.75%, 11/15/2047	109,000	93,330
3.90%, 4/1/2025	125,000	123,499
4.25%, 3/15/2049	200,000	184,080
4.45%, 4/1/2030 (b)	50,000	50,558
4.88%, 3/3/2033	115,000	117,869
5.20%, 4/1/2040	35,000	36,516
5.30%, 4/1/2050	200,000	214,700
6.20%, 1/15/2038	150,000	170,947
		13,591,605
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	25,000	23,896
4.00%, 6/30/2030	160,000	147,165
5.20%, 3/15/2044	30,000	27,230
		198,291

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030 (b)	$75,000	$66,777
3.25%, 6/1/2051 (b)	200,000	146,648
3.40%, 3/1/2025	75,000	73,120
3.45%, 6/1/2029	75,000	70,445
3.45%, 5/1/2050	100,000	76,123
3.75%, 9/1/2028	75,000	71,809
3.75%, 9/1/2047	100,000	80,572
4.00%, 12/1/2046	75,000	61,471
4.15%, 6/1/2049	50,000	42,753
4.20%, 9/1/2048	30,000	25,663
6.59%, 10/15/2037	215,000	243,696
Essential Utilities, Inc.:
2.70%, 4/15/2030	150,000	129,697
3.57%, 5/1/2029 (b)	86,000	80,039
4.28%, 5/1/2049	187,000	156,188
5.30%, 5/1/2052	10,000	9,689
United Utilities PLC 6.88%, 8/15/2028	25,000	27,418
		1,362,108
TOTAL CORPORATE BONDS & NOTES (Cost $675,598,447)		646,450,050
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	1,086,145	1,086,254
State Street Navigator Securities Lending Portfolio II (h) (i)	22,724,687	22,724,687
TOTAL SHORT-TERM INVESTMENTS (Cost $23,810,952)		23,810,941
TOTAL INVESTMENTS — 102.5% (Cost $699,409,399)		670,260,991
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(16,215,033)
NET ASSETS — 100.0%		$654,045,958

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$646,450,050	$—	$646,450,050
Short-Term Investments	23,810,941	—	—	23,810,941
TOTAL INVESTMENTS	$23,810,941	$646,450,050	$—	$670,260,991
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,584,805	$2,584,546	$45,902,721	$47,401,371	$282	$76	1,086,146	$1,086,254	$55,132
State Street Navigator Securities Lending Portfolio II	13,521,900	13,521,900	85,155,323	75,952,536	—	—	22,724,687	22,724,687	72,101
Total		$16,106,446	$131,058,044	$123,353,907	$282	$76		$23,810,941	$127,233
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$744,000	$564,480
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	350,000	342,485
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	1,729,000	1,551,276
7.50%, 6/1/2029 (a) (b)	819,000	583,677
7.75%, 4/15/2028 (a) (b)	799,000	598,667
CMG Media Corp. 8.88%, 12/15/2027 (a)	933,000	705,628
Lamar Media Corp.:
3.63%, 1/15/2031	384,000	330,401
3.75%, 2/15/2028	748,000	692,184
4.00%, 2/15/2030	434,000	384,450
4.88%, 1/15/2029	334,000	318,496
National CineMedia LLC 5.88%, 4/15/2028 (a)	509,000	157,678
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	341,000	285,594
4.63%, 3/15/2030 (a)	400,000	331,608
5.00%, 8/15/2027 (a)	636,000	579,148
6.25%, 6/15/2025 (a) (b)	325,000	324,259
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,187,000	1,041,747
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	560,000	476,633
		9,268,411
AEROSPACE & DEFENSE — 2.4%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	531,000	517,321
7.13%, 6/15/2026 (a)	1,021,000	1,028,719
7.45%, 5/1/2034 (a)	580,000	630,472
7.50%, 3/15/2025 (a)	500,100	501,605
7.50%, 2/1/2029 (a)	675,000	689,661
7.88%, 4/15/2027 (a)	1,582,000	1,604,116
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	250,000	207,383
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	95,000	84,086
5.13%, 10/1/2024	723,000	721,431
5.90%, 2/1/2027	746,000	760,666
5.95%, 2/1/2037	435,000	438,489
6.75%, 1/15/2028	435,000	456,637
6.88%, 5/1/2025	494,000	513,039
Moog, Inc. 4.25%, 12/15/2027 (a)	294,000	275,822
Security Description	Principal Amount	Value
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	$1,290,000	$1,225,436
5.75%, 10/15/2027 (a)	863,000	863,483
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	263,000	248,219
4.60%, 6/15/2028 (b)	547,000	463,528
7.50%, 4/15/2025 (a)	991,000	991,416
9.38%, 11/30/2029 (a)	1,039,000	1,134,131
TransDigm U.K. Holdings PLC 6.88%, 5/15/2026	873,000	862,655
TransDigm, Inc.:
4.63%, 1/15/2029	1,082,000	961,151
4.88%, 5/1/2029	629,000	556,766
5.50%, 11/15/2027	2,672,000	2,519,776
6.25%, 3/15/2026 (a)	4,471,000	4,474,532
6.38%, 6/15/2026	765,000	751,957
6.75%, 8/15/2028 (a)	1,777,000	1,794,770
7.50%, 3/15/2027	425,000	425,230
8.00%, 12/15/2025 (a)	925,000	943,269
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	480,000	440,059
9.00%, 3/15/2028 (a)	283,000	283,365
		27,369,190
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	351,000	343,917
6.00%, 6/15/2030 (a)	1,069,000	1,065,376
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	178,000	161,574
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	1,024,000	910,910
10.50%, 11/1/2026 (a)	522,000	525,111
		3,006,888
AIRLINES — 1.9%
Air Canada 3.88%, 8/15/2026 (a)	1,303,000	1,183,645
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	562,000	554,368
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	342,000	313,542
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	580,000	564,050
11.75%, 7/15/2025 (a)	2,032,000	2,219,879
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	3,954,600	3,896,823
5.75%, 4/20/2029 (a)	2,721,000	2,611,534
Avianca Midco 2 PLC COR, 9.00%, 12/1/2028 (a)	1,750,000	1,452,115
Delta Air Lines, Inc.:
2.90%, 10/28/2024	1,090,000	1,042,999
3.75%, 10/28/2029	439,000	388,686
4.38%, 4/19/2028 (b)	525,000	487,777

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 1/15/2026 (b)	$805,000	$838,005
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	1,420,000	1,348,915
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	1,373,200	1,381,630
United Airlines Holdings, Inc. 4.88%, 1/15/2025	333,000	323,470
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	1,651,000	1,583,144
4.63%, 4/15/2029 (a)	1,696,000	1,533,879
		21,724,461
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	245,000	202,277
4.25%, 3/15/2029 (a)	244,000	214,005
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a) (b)	775,000	734,033
9.00%, 2/15/2031 (a) (b)	465,000	475,760
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	193,000	164,889
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	284,000	242,312
Under Armour, Inc. 3.25%, 6/15/2026	449,000	414,553
William Carter Co. 5.63%, 3/15/2027 (a)	562,000	548,849
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	425,000	345,385
		3,342,063
AUTO MANUFACTURERS — 3.7%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	976,000	831,640
4.75%, 10/1/2027 (a)	356,000	337,064
5.88%, 6/1/2029 (a)	563,000	548,204
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	886,000	875,572
Ford Holdings LLC 9.30%, 3/1/2030	360,000	417,355
Ford Motor Co.:
3.25%, 2/12/2032	2,095,000	1,640,196
4.35%, 12/8/2026 (b)	1,236,000	1,204,037
4.75%, 1/15/2043	1,698,000	1,292,620
5.29%, 12/8/2046	1,383,000	1,121,931
6.10%, 8/19/2032	1,445,000	1,396,029
6.63%, 10/1/2028	323,000	331,427
7.40%, 11/1/2046	2,000	2,053
7.45%, 7/16/2031 (b)	701,000	735,517
9.63%, 4/22/2030	319,000	369,488
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	860,000	797,495
Security Description	Principal Amount	Value
2.70%, 8/10/2026	$1,815,000	$1,615,568
2.90%, 2/16/2028	707,000	606,493
2.90%, 2/10/2029	621,000	514,362
3.38%, 11/13/2025	1,904,000	1,766,284
3.63%, 6/17/2031	762,000	627,667
3.66%, 9/8/2024	1,383,000	1,331,594
3.82%, 11/2/2027	795,000	712,121
4.00%, 11/13/2030	1,212,000	1,034,066
4.06%, 11/1/2024	1,047,000	1,010,889
4.13%, 8/4/2025	1,356,000	1,292,892
4.13%, 8/17/2027	1,473,000	1,348,826
4.27%, 1/9/2027	736,000	685,658
4.38%, 8/6/2023	43,000	42,718
4.54%, 8/1/2026	885,000	839,511
4.69%, 6/9/2025	1,004,000	965,969
4.95%, 5/28/2027	1,085,000	1,034,851
5.11%, 5/3/2029	1,080,000	1,013,429
5.13%, 6/16/2025	1,578,000	1,544,010
5.58%, 3/18/2024	1,314,000	1,301,228
6.95%, 3/6/2026	547,000	555,380
7.35%, 11/4/2027	1,012,000	1,043,939
7.35%, 3/6/2030	1,106,000	1,138,317
Series GMTN, 4.39%, 1/8/2026	1,622,000	1,538,694
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	808,000	662,786
5.50%, 7/15/2029 (a)	529,000	415,090
5.88%, 1/15/2028 (a)	701,000	594,595
7.75%, 10/15/2025 (a)	607,000	593,367
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	737,000	691,070
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	554,000	460,646
Nissan Motor Acceptance Co. LLC:
1.13%, 9/16/2024 (a)	400,000	373,956
1.85%, 9/16/2026 (a)	208,000	179,905
2.00%, 3/9/2026 (a)	600,000	531,534
2.45%, 9/15/2028 (a)	300,000	243,168
COR, 2.75%, 3/9/2028 (a)	500,000	422,405
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	1,352,000	1,258,104
4.81%, 9/17/2030 (a)	1,195,000	1,077,579
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	405,000	371,948
Wabash National Corp. 4.50%, 10/15/2028 (a)	273,000	237,726
		43,578,973
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	1,067,000	1,027,830
7.00%, 4/15/2028 (a)	65,000	66,838
8.25%, 4/15/2031 (a)	156,000	161,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	$482,000	$407,676
6.50%, 4/1/2027 (b)	510,000	471,067
6.88%, 7/1/2028 (b)	276,000	249,383
Clarios Global LP 6.75%, 5/15/2025 (a)	388,000	391,701
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	1,077,000	1,073,737
8.50%, 5/15/2027 (a) (b)	1,208,000	1,212,337
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	662,047	381,889
13.50%, 3/31/2027 (a)	562,500	586,412
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	196,000	193,707
Dana, Inc.:
4.25%, 9/1/2030	314,000	256,089
4.50%, 2/15/2032	290,000	233,923
5.38%, 11/15/2027	858,000	810,930
5.63%, 6/15/2028 (b)	489,000	459,225
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	352,000	316,342
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	510,000	342,684
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	950,000	898,529
5.00%, 5/31/2026 (b)	1,008,000	974,434
5.00%, 7/15/2029 (b)	756,000	675,123
5.25%, 4/30/2031 (b)	430,000	378,120
5.25%, 7/15/2031 (b)	659,000	567,030
5.63%, 4/30/2033 (b)	434,000	375,288
9.50%, 5/31/2025	739,000	761,355
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	224,000	197,830
4.75%, 9/15/2026 (a)	790,000	705,035
6.00%, 5/15/2027 (a)	254,000	231,905
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	439,000	325,606
Titan International, Inc. 7.00%, 4/30/2028	397,000	357,669
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	374,000	169,990
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	1,334,000	1,311,282
		16,572,156
BANKS — 1.0%
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	1,090,000	1,113,489
First Republic Bank Series BKNT, 4.63%, 2/13/2047	420,000	230,765
Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	$486,000	$373,569
7.63%, 5/1/2026 (a)	526,000	427,706
8.13%, 11/15/2024 (a)	488,000	469,802
8.25%, 4/15/2025 (a)	540,000	498,793
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	1,989,000	1,937,286
5.71%, 1/15/2026 (a)	1,592,000	1,502,530
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	559,000	402,010
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	714,000	472,004
Pacific Western Bank 3 Month SOFR + 2.52%, 3.25%, 5/1/2031 (c)	70,000	47,625
Popular, Inc. 7.25%, 3/13/2028	280,000	274,733
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	839,000	776,075
Texas Capital Bancshares, Inc. 5 Year CMT + 3.15%, 4.00%, 5/6/2031 (c)	348,000	285,503
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	1,781,900	1,460,160
5 Year US ISDA + 3.70%, 5.86%, 6/19/2032 (a) (c)	870,000	770,568
5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	1,234,000	1,155,271
		12,197,889
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	615,000	540,167
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	658,000	518,583
		1,058,750
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	504,000	244,758
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	610,000	500,462
		745,220
BUILDING MATERIALS — 1.2%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	326,000	287,372
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	1,270,000	1,098,016
5.00%, 3/1/2030 (a)	473,000	440,789
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	238,000	170,075

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	$467,000	$346,486
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	601,000	572,152
Griffon Corp. 5.75%, 3/1/2028	816,000	756,261
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	221,000	208,290
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a) (b)	509,000	474,866
4.88%, 12/15/2027 (a)	567,000	481,423
6.25%, 5/15/2025 (a) (b)	218,000	217,477
Koppers, Inc. 6.00%, 2/15/2025 (a)	349,000	348,906
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	145,000	125,702
Masonite International Corp.:
3.50%, 2/15/2030 (a)	475,000	394,910
5.38%, 2/1/2028 (a)	402,000	383,910
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	457,000	385,534
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	572,000	509,103
9.75%, 7/15/2028 (a)	201,000	191,949
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	255,000	230,867
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	1,120,000	1,050,773
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	1,124,000	901,459
4.38%, 7/15/2030 (a)	1,372,000	1,191,239
4.75%, 1/15/2028 (a)	802,000	748,707
5.00%, 2/15/2027 (a)	1,101,000	1,048,835
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	844,000	800,888
6.50%, 3/15/2027 (a)	177,000	176,103
Victors Merger Corp. 6.38%, 5/15/2029 (a)	438,000	262,511
		13,804,603
CHEMICALS — 2.5%
Ashland LLC:
3.38%, 9/1/2031 (a)	389,000	321,610
6.88%, 5/15/2043 (b)	174,000	174,823
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	655,000	523,515
7.50%, 9/30/2029 (a)	610,000	413,739
Avient Corp.:
5.75%, 5/15/2025 (a)	716,000	711,468
7.13%, 8/1/2030 (a)	533,000	549,667
Security Description	Principal Amount	Value
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	$570,000	$493,597
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	361,000	343,289
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	537,000	492,483
Chemours Co.:
4.63%, 11/15/2029 (a)	413,000	342,001
5.38%, 5/15/2027 (b)	747,000	692,357
5.75%, 11/15/2028 (a)	683,000	613,607
Cornerstone Chemical Co.:
6.75%, 8/15/2024 (a)	18,000	16,950
10.25%, 9/1/2027 (a)	446,000	402,510
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	604,000	535,796
Diamond BC BV 4.63%, 10/1/2029 (a) (b)	432,000	421,222
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	668,000	585,569
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	540,000	490,455
HB Fuller Co.:
4.00%, 2/15/2027	71,000	65,506
4.25%, 10/15/2028	573,000	511,276
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	506,000	404,744
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	568,000	508,315
INEOS Finance PLC 6.75%, 5/15/2028 (a)	70,000	68,041
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a) (b)	1,074,000	987,049
Ingevity Corp. 3.88%, 11/1/2028 (a)	489,000	422,648
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	105,000	107,060
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	386,000	283,000
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	378,000	318,556
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	404,000	372,302
Methanex Corp.:
4.25%, 12/1/2024	749,000	725,406
5.13%, 10/15/2027	668,000	636,591
5.25%, 12/15/2029	577,000	539,310
5.65%, 12/1/2044	226,000	185,386
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	355,000	324,857

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	$685,000	$559,960
4.88%, 6/1/2024 (a)	709,000	697,918
5.00%, 5/1/2025 (a)	212,000	202,343
5.25%, 6/1/2027 (a)	1,275,000	1,162,252
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	420,000	370,028
Olin Corp.:
5.00%, 2/1/2030 (b)	333,000	312,411
5.13%, 9/15/2027	394,000	381,680
5.63%, 8/1/2029	621,000	608,301
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	578,000	472,631
6.25%, 10/1/2029 (a) (b)	303,000	224,175
7.13%, 10/1/2027 (a) (b)	285,000	267,381
Polar U.S. Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	272,000	141,405
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	1,013,000	971,335
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	928,371	858,762
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	1,067,000	949,715
6.63%, 5/1/2029 (a) (b)	487,000	402,272
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	566,000	520,386
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029 (a)	550,000	456,450
SPCM SA:
3.13%, 3/15/2027 (a)	172,000	151,381
3.38%, 3/15/2030 (a)	528,000	437,052
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a) (b)	422,000	251,542
5.38%, 9/1/2025 (a)	436,000	352,310
Tronox, Inc. 4.63%, 3/15/2029 (a)	925,000	774,428
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	434,000	368,075
4.25%, 2/15/2030 (a) (b)	184,000	180,498
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	209,000	30,844
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	577,000	442,155
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	765,000	737,139
5.63%, 8/15/2029 (a) (b)	1,298,000	1,101,184
Security Description	Principal Amount	Value
7.38%, 3/1/2031 (a)	$250,000	$250,505
		29,221,223
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	268,000	266,454
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	526,000	461,313
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	181,000	183,787
		911,554
COMMERCIAL SERVICES — 4.4%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	899,000	802,241
4.88%, 7/15/2032 (a)	620,000	541,899
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	302,000	286,459
Albion Financing 1 Sarl/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	774,000	697,204
Albion Financing 2Sarl 8.75%, 4/15/2027 (a) (b)	663,000	573,913
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	1,017,000	758,133
6.63%, 7/15/2026 (a)	1,938,000	1,861,313
9.75%, 7/15/2027 (a)	1,382,000	1,229,013
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 6/1/2028 (a)	1,822,000	1,533,006
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	361,000	340,214
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	374,000	331,529
4.63%, 10/1/2027 (a)	439,000	408,810
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	164,000	140,927
4.75%, 10/15/2029 (a)	102,000	90,081
Aptim Corp. 7.75%, 6/15/2025 (a)	647,000	443,195
APX Group, Inc.:
5.75%, 7/15/2029 (a)	541,000	484,698
6.75%, 2/15/2027 (a)	485,000	482,303
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	203,000	205,048
ASGN, Inc. 4.63%, 5/15/2028 (a)	406,000	378,676
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	409,000	372,051

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 3/1/2029 (a) (b)	$457,000	$424,388
5.75%, 7/15/2027 (a) (b)	331,000	319,700
5.75%, 7/15/2027 (a)	244,000	229,367
Block, Inc.:
2.75%, 6/1/2026	672,000	612,851
3.50%, 6/1/2031 (b)	838,000	687,646
Brink's Co.:
4.63%, 10/15/2027 (a)	456,000	430,619
5.50%, 7/15/2025 (a)	325,000	321,939
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	334,000	274,932
Cimpress PLC 7.00%, 6/15/2026	342,000	277,967
CoreCivic, Inc.:
4.75%, 10/15/2027	260,000	228,706
8.25%, 4/15/2026 (b)	642,000	649,511
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	703,000	544,748
CPI CG, Inc. 8.63%, 3/15/2026 (a)	445,000	440,568
Deluxe Corp. 8.00%, 6/1/2029 (a)	593,000	432,843
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	503,000	456,412
6.00%, 6/1/2029 (a)	380,000	302,100
9.50%, 11/1/2027 (a) (b)	1,025,000	974,508
COR, 7.75%, 2/15/2028 (a)	252,000	248,399
Gartner, Inc.:
3.63%, 6/15/2029 (a)	479,000	427,857
3.75%, 10/1/2030 (a)	601,000	538,610
4.50%, 7/1/2028 (a)	629,000	596,984
GEO Group, Inc. 10.50%, 6/30/2028	20,000	20,260
Graham Holdings Co. 5.75%, 6/1/2026 (a)	324,000	318,635
Grand Canyon University:
4.13%, 10/1/2024	339,000	320,253
5.13%, 10/1/2028	456,000	415,617
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	290,000	258,729
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,007,000	971,634
Hertz Corp.:
4.63%, 12/1/2026 (a)	449,000	403,440
5.00%, 12/1/2029 (a)	1,095,000	906,321
Korn Ferry 4.63%, 12/15/2027 (a)	146,000	138,190
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	392,000	350,401
Matthews International Corp. 5.25%, 12/1/2025 (a)	175,000	167,584
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	572,000	476,545
Security Description	Principal Amount	Value
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	$218,000	$218,399
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	1,361,000	1,096,490
5.75%, 11/1/2028 (a) (b)	1,081,000	778,860
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	2,421,000	2,243,734
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	825,000	745,214
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	313,000	243,498
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a) (b)	817,000	537,766
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	847,000	759,335
5.25%, 4/15/2024 (a)	639,000	633,837
5.75%, 4/15/2026 (a)	1,494,000	1,482,436
6.25%, 1/15/2028 (a) (b)	1,094,000	1,027,211
PROG Holdings, Inc. 6.00%, 11/15/2029 (a) (b)	355,000	304,143
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	797,000	711,888
9.25%, 4/15/2025 (a)	1,041,000	980,185
11.25%, 12/15/2027 (a) (b)	637,000	592,117
Service Corp. International:
3.38%, 8/15/2030	856,000	729,774
4.00%, 5/15/2031	416,000	365,814
4.63%, 12/15/2027	451,000	434,597
5.13%, 6/1/2029	653,000	631,209
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	401,000	376,715
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	309,000	120,309
Sotheby's 7.38%, 10/15/2027 (a) (b)	968,000	915,873
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	264,000	218,381
StoneMor, Inc. 8.50%, 5/15/2029 (a)	404,000	311,133
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	362,000	310,857
United Rentals North America, Inc.:
3.75%, 1/15/2032	867,000	746,123
3.88%, 11/15/2027	527,000	493,778
3.88%, 2/15/2031 (b)	898,000	792,287
4.00%, 7/15/2030	624,000	561,020
4.88%, 1/15/2028	1,554,000	1,485,997

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 1/15/2030	$590,000	$567,533
5.50%, 5/15/2027	294,000	291,366
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	356,000	300,589
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	891,000	891,900
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	773,000	730,686
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	369,000	338,550
6.13%, 6/15/2025 (a)	417,000	414,456
WW International, Inc. 4.50%, 4/15/2029 (a)	378,000	203,092
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	605,000	519,707
		51,235,836
COMPUTERS — 1.5%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	490,000	410,267
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	700,000	557,977
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	729,000	635,892
Diebold Nixdorf, Inc.:
8.50%, 10/15/2026 (a)	209,598	52,492
9.38%, 7/15/2025 (a)	472,000	242,820
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	1,322,000	171,530
KBR, Inc. 4.75%, 9/30/2028 (a)	191,000	170,716
McAfee Corp. 7.38%, 2/15/2030 (a)	2,125,000	1,775,034
NCR Corp.:
5.00%, 10/1/2028 (a)	752,000	661,038
5.13%, 4/15/2029 (a)	1,100,000	953,964
5.25%, 10/1/2030 (a)	446,000	371,732
5.75%, 9/1/2027 (a)	378,000	371,098
6.13%, 9/1/2029 (a) (b)	344,000	339,359
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	840,000	803,132
8.25%, 2/1/2028 (a)	467,000	444,346
Science Applications International Corp. 4.88%, 4/1/2028 (a)	269,000	251,561
Seagate HDD Cayman:
3.13%, 7/15/2029	797	638
4.09%, 6/1/2029	395,000	352,976
4.13%, 1/15/2031	322,000	271,185
4.75%, 1/1/2025	1,045,000	1,022,982
4.88%, 3/1/2024	406,000	401,108
Security Description	Principal Amount	Value
4.88%, 6/1/2027	$516,000	$497,001
5.75%, 12/1/2034	398,000	363,060
9.63%, 12/1/2032 (a)	569,485	642,977
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	259,000	259,536
Unisys Corp. 6.88%, 11/1/2027 (a) (b)	574,000	366,264
Vericast Corp.:
11.00%, 9/15/2026 (a)	1,287,870	1,360,609
COR, 12.50%, 12/15/2027 (a)	100,000	112,541
Virtusa Corp. 7.13%, 12/15/2028 (a)	292,000	231,194
Western Digital Corp.:
2.85%, 2/1/2029	2,019,000	1,643,829
3.10%, 2/1/2032	560,000	422,934
4.75%, 2/15/2026	850,000	818,720
		16,980,512
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	598,000	600,284
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	897,000	830,218
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	422,000	367,229
		1,797,731
COSMETICS/PERSONAL CARE — 0.2%
Coty, Inc.:
5.00%, 4/15/2026 (a)	728,000	705,163
6.50%, 4/15/2026 (a) (b)	331,000	330,344
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a) (b)	406,000	382,139
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	451,000	399,126
5.50%, 6/1/2028 (a)	631,000	604,227
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	683,000	407,382
		2,828,381
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	323,000	275,422
4.00%, 1/15/2028 (a)	627,000	572,695
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	613,000	560,257

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	$391,000	$370,121
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,009,000	886,982
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	804,000	794,087
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	377,000	315,168
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	204,000	210,063
7.75%, 3/15/2031 (a) (b)	600,000	628,722
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	305,000	305,317
Wesco Aircraft Holdings, Inc.:
10.50%, 11/15/2026 (a)	243,000	226,809
REGS, 13.13%, 11/15/2027 (a)	208,000	16,798
		5,162,441
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	357,000	362,351
AerCap Holdings NV 5 Year CMT + 4.54%, 5.88%, 10/10/2079 (b) (c)	241,000	220,860
AG Issuer LLC 6.25%, 3/1/2028 (a)	330,000	298,505
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	561,000	564,501
Ally Financial, Inc.:
5.75%, 11/20/2025	1,373,000	1,290,620
COR, 6.70%, 2/14/2033	417,000	368,836
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a) (b)	284,000	232,156
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	609,000	494,362
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	394,000	367,886
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	146,000	126,084
6.88%, 4/15/2030 (a)	253,000	218,083
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	688,000	611,543
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	393,000	229,819
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	1,036,000	638,507
3.63%, 10/1/2031 (a)	884,000	496,799
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	385,000	365,600
6.63%, 3/15/2026 (b)	512,000	478,740
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	892,000	355,373
Security Description	Principal Amount	Value
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	$911,000	$888,079
Enova International, Inc.:
8.50%, 9/1/2024 (a) (b)	486,000	478,754
8.50%, 9/15/2025 (a) (b)	319,000	302,335
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	480,000	342,000
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	1,637,279	1,478,316
goeasy Ltd.:
4.38%, 5/1/2026 (a)	235,000	205,623
5.38%, 12/1/2024 (a)	660,000	625,878
Hightower Holding LLC 6.75%, 4/15/2029 (a)	25,000	21,178
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	345,000	259,433
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	475,000	425,605
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	1,046,000	885,742
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	489,000	414,237
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	463,000	211,452
6.50%, 11/1/2025 (a)	488,000	311,159
LFS Topco LLC 5.88%, 10/15/2026 (a)	632,000	550,579
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	988,000	889,052
4.38%, 5/15/2031 (a)	277,000	245,073
4.63%, 11/15/2027 (a)	339,000	320,338
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	424,000	323,512
6.50%, 5/1/2028 (a)	864,000	730,590
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	690,000	530,396
5.50%, 8/15/2028 (a)	727,000	623,366
5.75%, 11/15/2031 (a)	526,000	409,554
6.00%, 1/15/2027 (a)	467,000	424,522
Navient Corp.:
4.88%, 3/15/2028	457,000	384,561
5.00%, 3/15/2027	814,000	720,528
5.50%, 3/15/2029	666,000	562,444
5.88%, 10/25/2024	431,000	419,626
6.75%, 6/25/2025	386,000	378,268
6.75%, 6/15/2026	471,000	458,500
Series A, 5.63%, 8/1/2033	740,000	549,235
Series MTN, 6.13%, 3/25/2024	780,000	769,283

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NFP Corp.:
4.88%, 8/15/2028 (a)	$464,000	$418,328
6.88%, 8/15/2028 (a)	1,671,000	1,435,272
7.50%, 10/1/2030 (a)	429,000	414,405
OneMain Finance Corp.:
3.50%, 1/15/2027	727,000	610,774
3.88%, 9/15/2028	587,000	464,376
4.00%, 9/15/2030	873,000	654,375
5.38%, 11/15/2029	788,000	662,771
6.13%, 3/15/2024	1,234,000	1,202,274
6.63%, 1/15/2028	934,000	856,329
6.88%, 3/15/2025	1,195,000	1,158,457
7.13%, 3/15/2026	1,538,000	1,477,772
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	276,000	257,847
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	621,000	494,409
5.38%, 10/15/2025 (a)	591,000	551,876
5.75%, 9/15/2031 (a)	452,000	364,235
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	407,000	355,425
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	512,000	428,165
7.38%, 9/1/2025 (a)	82,000	81,628
8.38%, 2/1/2028 (a)	335,000	334,913
Provident Funding Associates LP/PFG Finance Corp. 6.38%, 6/15/2025 (a)	474,000	418,912
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	991,000	883,407
3.63%, 3/1/2029 (a)	664,000	570,363
3.88%, 3/1/2031 (a)	1,070,000	886,356
4.00%, 10/15/2033 (a)	634,000	503,339
SLM Corp.:
3.13%, 11/2/2026	545,000	466,231
4.20%, 10/29/2025	514,000	462,764
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	391,000	393,733
Synchrony Financial COR, 7.25%, 2/2/2033	610,000	533,848
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	756,000	715,955
5.50%, 4/15/2029 (a)	746,000	625,334
5.75%, 6/15/2027 (a)	547,000	492,984
VistaJet Malta Finance PLC/XO Management Holding, Inc.:
6.38%, 2/1/2030 (a)	663,000	592,748
7.88%, 5/1/2027 (a) (b)	686,000	661,921
Security Description	Principal Amount	Value
World Acceptance Corp. 7.00%, 11/1/2026 (a) (b)	$130,000	$96,251
		44,387,620
ELECTRIC — 2.5%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	690,000	552,276
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	310,000	280,001
Calpine Corp.:
3.75%, 3/1/2031 (a)	796,000	676,027
4.50%, 2/15/2028 (a)	1,049,000	972,759
4.63%, 2/1/2029 (a)	728,000	630,484
5.00%, 2/1/2031 (a)	650,000	550,719
5.13%, 3/15/2028 (a)	1,223,000	1,120,072
5.25%, 6/1/2026 (a)	600,000	584,484
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	1,084,000	934,928
3.75%, 1/15/2032 (a)	350,000	292,002
4.75%, 3/15/2028 (a)	735,000	701,874
DPL, Inc.:
4.13%, 7/1/2025	680,000	649,726
4.35%, 4/15/2029	746,000	662,224
Drax Finco PLC 6.63%, 11/1/2025 (a)	528,000	519,710
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	696,000	649,187
FirstEnergy Corp.:
2.05%, 3/1/2025	306,000	287,530
2.65%, 3/1/2030	622,000	532,090
Series A, 1.60%, 1/15/2026	244,000	223,045
Series B, 2.25%, 9/1/2030	476,000	393,147
Series B, 4.15%, 7/15/2027	1,304,000	1,249,415
Series C, 3.40%, 3/1/2050	744,000	518,218
Series C, 5.10%, 7/15/2047	496,000	445,378
Series C, 7.38%, 11/15/2031	632,000	714,255
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	450,000	393,008
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	410,000	383,088
4.25%, 7/15/2024 (a)	834,000	822,983
4.50%, 9/15/2027 (a)	580,000	552,937
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	538,000	447,325
3.63%, 2/15/2031 (a)	983,000	796,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 2/15/2032 (a)	$1,210,000	$968,702
5.25%, 6/15/2029 (a)	849,000	783,703
5.75%, 1/15/2028	1,090,000	1,070,064
6.63%, 1/15/2027	220,000	220,293
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	678,000	624,506
PG&E Corp.:
5.00%, 7/1/2028 (b)	838,000	791,457
5.25%, 7/1/2030	1,135,000	1,051,714
Pike Corp. 5.50%, 9/1/2028 (a)	440,000	383,733
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	240,000	228,276
TransAlta Corp.:
6.50%, 3/15/2040	284,000	261,300
7.75%, 11/15/2029	445,000	467,864
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	1,365,000	1,215,355
5.00%, 7/31/2027 (a)	1,361,000	1,286,254
5.50%, 9/1/2026 (a)	911,000	885,337
5.63%, 2/15/2027 (a)	1,268,000	1,235,324
		29,009,623
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	660,000	580,325
4.75%, 6/15/2028 (a)	463,000	419,334
6.50%, 12/31/2027 (a)	264,000	257,165
EnerSys 4.38%, 12/15/2027 (a)	208,000	192,822
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	1,350,000	1,372,707
7.25%, 6/15/2028 (a)	1,183,000	1,215,710
		4,038,063
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	275,000	242,616
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	627,000	568,959
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,589,000	1,420,741
Likewize Corp. 9.75%, 10/15/2025 (a)	458,000	414,888
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	992,000	896,213
5.00%, 10/1/2025 (a)	706,000	700,627
5.63%, 11/1/2024 (a)	342,000	342,554
5.88%, 9/1/2030 (a)	355,000	351,638
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	705,000	616,487
4.38%, 2/15/2030 (a)	368,000	337,452
Security Description	Principal Amount	Value
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	$667,000	$580,257
		6,472,432
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a) (b)	722,000	657,287
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	406,000	344,325
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	617,000	557,311
5.00%, 1/31/2028 (a)	502,000	478,993
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	995,247	944,141
		2,982,057
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	803,000	787,606
Arcosa, Inc. 4.38%, 4/15/2029 (a)	239,000	215,131
Artera Services LLC 9.03%, 12/4/2025 (a)	834,000	718,358
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners COR, 4.05%, 4/27/2026 (a)	480,000	416,405
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	1,046,000	956,326
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	380,000	356,125
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	616,000	453,739
Dycom Industries, Inc. 4.50%, 4/15/2029 (a) (b)	371,000	334,542
Fluor Corp.:
3.50%, 12/15/2024	577,000	563,267
4.25%, 9/15/2028 (b)	535,000	490,402
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	301,000	251,350
7.50%, 4/15/2032 (a)	325,000	280,056
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a) (b)	606,000	458,415
HTA Group Ltd. 7.00%, 12/18/2025 (a)	728,000	692,539
INNOVATE Corp. 8.50%, 2/1/2026 (a)	419,000	325,048
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	179,807

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	$269,000	$260,177
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	269,000	250,304
TopBuild Corp.:
3.63%, 3/15/2029 (a)	313,000	268,623
4.13%, 2/15/2032 (a)	201,000	170,458
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	563,000	397,208
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	261,000	232,486
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	370,000	310,948
		9,369,320
ENTERTAINMENT — 3.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	458,000	409,251
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	509,000	278,708
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	808,000	558,433
10.00%, 6/15/2026 (a)	1,546,498	981,315
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	413,000	403,509
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	446,000	397,127
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	997,000	874,588
6.25%, 7/1/2025 (a)	2,991,600	2,992,527
7.00%, 2/15/2030 (a)	1,710,000	1,739,583
8.13%, 7/1/2027 (a) (b)	1,805,000	1,841,858
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	698,000	701,036
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	167,000	162,939
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	1,049,000	1,001,449
Cedar Fair LP 5.25%, 7/15/2029 (b)	411,000	383,093
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	299,000	286,852
5.50%, 5/1/2025 (a)	945,000	944,235
6.50%, 10/1/2028	241,000	234,047
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	601,000	562,752
5.50%, 4/1/2027 (a)	448,000	438,552
Security Description	Principal Amount	Value
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	$674,000	$584,971
5.88%, 3/15/2026 (a) (b)	260,000	244,858
8.75%, 5/1/2025 (a)	153,000	156,120
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	382,000	314,352
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	652,000	584,648
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	469,000	472,372
International Game Technology PLC:
4.13%, 4/15/2026 (a)	756,000	731,944
5.25%, 1/15/2029 (a)	609,000	583,154
6.25%, 1/15/2027 (a)	609,000	614,140
6.50%, 2/15/2025 (a)	443,000	447,341
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	629,000	549,545
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	901,000	586,119
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	388,000	347,357
4.75%, 10/15/2027 (a)	1,130,000	1,045,951
4.88%, 11/1/2024 (a)	444,000	435,244
5.63%, 3/15/2026 (a)	287,000	278,648
6.50%, 5/15/2027 (a)	844,000	852,187
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	311,000	296,632
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	489,000	425,362
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,215,000	1,111,725
Motion Bondco DAC 6.63%, 11/15/2027 (a)	274,000	254,140
Odeon Finco PLC 12.75%, 11/1/2027 (a)	441,000	408,150
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	95,000	79,153
5.63%, 1/15/2027 (a)	660,000	619,674
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	868,000	642,146
5.88%, 9/1/2031 (a) (b)	660,000	474,269
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	304,000	283,015

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	$942,000	$721,619
4.63%, 4/6/2031 (a)	1,211,000	890,909
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	709,000	629,840
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	691,000	684,076
7.25%, 11/15/2029 (a)	416,000	416,553
8.63%, 7/1/2025 (a)	477,000	488,229
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	593,000	533,605
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	622,000	616,837
5.50%, 4/15/2027 (a)	483,000	466,733
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	217,000	219,367
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	194,000	178,742
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	605,000	563,418
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	454,000	456,166
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	610,000	510,277
3.75%, 12/1/2029 (a)	429,000	380,021
3.88%, 7/15/2030 (a)	476,000	417,381
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
COR, 7.13%, 2/15/2031 (a) (b)	450,000	456,363
REGS, 5.13%, 10/1/2029 (a)	638,000	579,049
		37,824,256
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	273,000	264,927
5.13%, 7/15/2029 (a)	279,000	266,487
6.38%, 2/1/2031 (a)	178,000	181,624
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	594,000	524,829
5.00%, 9/1/2030	396,000	341,015
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	616,000	556,882
3.75%, 8/1/2025 (a)	502,000	482,317
4.00%, 8/1/2028 (a)	511,000	464,233
4.25%, 6/1/2025 (a)	612,000	596,994
Security Description	Principal Amount	Value
4.38%, 8/15/2029 (a)	$628,000	$562,920
4.75%, 6/15/2029 (a)	597,000	552,464
5.13%, 12/15/2026 (a)	414,000	405,049
Harsco Corp. 5.75%, 7/31/2027 (a)	582,000	455,805
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	503,000	435,885
5.88%, 6/30/2029 (a)	1,195,000	918,322
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	230,000	202,807
5.38%, 7/15/2024 (a)	546,000	542,358
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	433,000	398,369
		8,153,287
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	632,000	594,807
3.50%, 3/15/2029 (a)	1,226,000	1,066,730
4.63%, 1/15/2027 (a)	2,136,000	2,064,551
4.88%, 2/15/2030 (a)	759,000	708,473
5.88%, 2/15/2028 (a)	745,000	740,381
6.50%, 2/15/2028 (a)	515,000	519,218
7.50%, 3/15/2026 (a)	932,000	963,828
B&G Foods, Inc.:
5.25%, 4/1/2025	834,000	775,995
5.25%, 9/15/2027 (b)	454,000	390,558
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	482,000	371,786
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	417,000	379,662
7.50%, 4/15/2025 (a)	485,000	474,553
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	381,000	356,502
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	403,000	249,227
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	176,000	152,828
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	805,000	736,945
4.38%, 1/31/2032 (a)	716,000	651,073
4.88%, 5/15/2028 (a)	471,000	458,292
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	698,000	630,475
5.50%, 10/15/2027 (a)	782,000	764,530
6.88%, 5/1/2025 (a)	268,000	270,190
Pilgrim's Pride Corp.:
5.88%, 9/30/2027 (a)	693,000	688,655
COR, 3.50%, 3/1/2032	875,000	702,844
COR, 4.25%, 4/15/2031	1,000,000	872,700

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	$930,000	$818,437
4.63%, 4/15/2030 (a)	1,711,000	1,533,792
5.50%, 12/15/2029 (a)	1,469,000	1,390,732
5.63%, 1/15/2028 (a)	896,000	877,829
5.75%, 3/1/2027 (a)	389,000	381,866
Safeway, Inc. 7.25%, 2/1/2031	156,000	154,846
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	206,000	195,119
Sigma Holdco BV 7.88%, 5/15/2026 (a)	362,000	287,222
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	917,000	744,952
TreeHouse Foods, Inc. 4.00%, 9/1/2028	335,000	296,532
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	445,000	401,960
4.75%, 2/15/2029 (a)	761,000	702,783
6.25%, 4/15/2025 (a)	1,060,000	1,070,038
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	354,000	328,508
		24,769,419
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	571,000	562,338
5.00%, 2/1/2028 (a)	918,000	868,630
6.38%, 5/1/2025 (a)	997,000	1,003,281
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a) (b)	513,000	435,860
10.50%, 5/15/2029 (a)	693,000	433,361
		3,303,470
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	468,000	397,721
Domtar Corp. 6.75%, 10/1/2028 (a)	568,000	505,690
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	442,000	294,699
Mercer International, Inc.:
5.13%, 2/1/2029	864,000	740,102
5.50%, 1/15/2026 (b)	197,000	191,837
		2,130,049
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	632,000	609,507
5.63%, 5/20/2024	241,000	238,246
5.75%, 5/20/2027	654,000	614,047
Security Description	Principal Amount	Value
5.88%, 8/20/2026	$1,000,000	$955,200
		2,417,000
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo LP/Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	451,000	365,274
HEALTH CARE PRODUCTS — 0.8%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	679,000	607,793
4.63%, 7/15/2028 (a)	1,246,000	1,182,928
Embecta Corp. 5.00%, 2/15/2030 (a)	554,000	476,944
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	417,000	450,927
Hologic, Inc.:
3.25%, 2/15/2029 (a)	723,000	643,535
4.63%, 2/1/2028 (a)	166,000	161,214
Medline Borrower LP:
3.88%, 4/1/2029 (a)	4,142,000	3,593,807
5.25%, 10/1/2029 (a) (b)	2,128,000	1,846,232
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	330,000	313,701
4.63%, 11/15/2027	359,000	350,513
		9,627,594
HEALTH CARE SERVICES — 3.8%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	432,000	406,149
5.50%, 7/1/2028 (a)	232,000	224,727
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	229,000	192,378
Air Methods Corp. 8.00%, 5/15/2025 (a)	209,000	13,077
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	350,000	245,774
Akumin, Inc. 7.00%, 11/1/2025 (a)	685,000	539,294
Cano Health LLC 6.25%, 10/1/2028 (a) (b)	396,000	217,285
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	478,000	421,653
3.50%, 4/1/2030 (a)	672,000	590,285
5.00%, 7/15/2027 (a)	408,000	398,436
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	407,000	362,063
4.00%, 3/15/2031 (a)	449,000	394,231
4.25%, 5/1/2028 (a)	307,000	287,312
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	1,038,000	767,674
5.25%, 5/15/2030 (a)	1,286,000	1,002,206
5.63%, 3/15/2027 (a)	1,833,000	1,590,329
6.00%, 1/15/2029 (a)	1,174,000	987,557
6.13%, 4/1/2030 (a)	1,226,000	738,677

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/1/2028 (a)	$563,000	$349,043
6.88%, 4/15/2029 (a) (b)	1,367,000	845,886
8.00%, 3/15/2026 (a)	1,975,500	1,910,091
8.00%, 12/15/2027 (a) (b)	1,091,000	1,056,481
DaVita, Inc.:
3.75%, 2/15/2031 (a)	1,283,000	1,010,953
4.63%, 6/1/2030 (a)	2,629,000	2,243,326
Encompass Health Corp.:
4.50%, 2/1/2028	666,000	621,132
4.63%, 4/1/2031	363,000	317,084
4.75%, 2/1/2030	718,000	653,179
5.75%, 9/15/2025	75,000	74,597
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	688,000	130,438
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	549,000	405,080
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	230,000	188,683
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	843,000	825,381
5.00%, 5/15/2027 (a)	737,000	721,943
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	550,000	450,026
6.75%, 4/15/2025 (a)	443,000	420,026
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	690,000	421,852
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	318,000	270,926
ModivCare, Inc. 5.88%, 11/15/2025 (a)	535,000	519,571
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a) (b)	385,000	336,005
3.88%, 5/15/2032 (a)	638,000	541,790
4.38%, 6/15/2028 (a)	791,000	735,717
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	382,000	345,786
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	778,000	691,237
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	498,000	275,195
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	1,544,000	1,248,046
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	1,007,000	762,903
Select Medical Corp. 6.25%, 8/15/2026 (a)	973,000	943,878
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	247,000	251,834
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	479,000	394,959
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	909,000	546,145
Security Description	Principal Amount	Value
Tenet Healthcare Corp.:
4.25%, 6/1/2029	$1,306,400	$1,180,424
4.38%, 1/15/2030	1,302,000	1,168,884
4.63%, 7/15/2024	561,000	553,415
4.63%, 9/1/2024	237,000	233,670
4.63%, 6/15/2028	969,000	900,463
4.88%, 1/1/2026	1,710,000	1,676,381
5.13%, 11/1/2027	1,163,000	1,121,493
6.13%, 10/1/2028 (b)	2,679,000	2,554,266
6.13%, 6/15/2030 (a)	1,668,000	1,647,717
6.25%, 2/1/2027	1,300,000	1,278,758
6.88%, 11/15/2031	702,000	673,548
Toledo Hospital:
6.02%, 11/15/2048	629,000	428,336
COR, 4.98%, 11/15/2045	180,000	112,217
Series B, 5.33%, 11/15/2028	226,000	187,024
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	839,000	747,834
U.S. Renal Care, Inc. 10.63%, 7/15/2027 (a)	498,000	133,046
		44,485,776
HOLDING COMPANIES-DIVERSIFIED — 0.0% (d)
Stena AB 7.00%, 2/1/2024 (a)	260,000	259,823
Stena International SA 6.13%, 2/1/2025 (a)	269,000	259,730
		519,553
HOME BUILDERS — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	348,000	283,864
4.63%, 4/1/2030 (a)	289,000	237,887
6.63%, 1/15/2028 (a)	420,000	381,394
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	508,000	462,392
7.25%, 10/15/2029	346,000	321,856
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	370,000	279,047
5.00%, 6/15/2029 (a)	588,000	449,808
6.25%, 9/15/2027 (a)	593,000	525,985
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	376,000	322,243
6.75%, 6/1/2027	455,000	455,191
Empire Communities Corp. 7.00%, 12/15/2025 (a) (b)	732,000	642,711
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	543,000	492,420
5.00%, 3/1/2028 (a)	253,000	226,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	$382,000	$353,579
K Hovnanian Enterprises, Inc.:
7.75%, 2/15/2026 (a)	169,000	166,200
10.50%, 2/15/2026 (a)	9,000	9,177
KB Home:
4.00%, 6/15/2031	370,000	320,390
4.80%, 11/15/2029	539,000	493,525
6.88%, 6/15/2027 (b)	341,000	347,476
7.25%, 7/15/2030	325,000	330,076
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	265,000	214,944
M/I Homes, Inc.:
3.95%, 2/15/2030	197,000	168,303
4.95%, 2/1/2028	416,000	387,596
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	729,000	642,912
5.25%, 12/15/2027 (a)	513,000	482,702
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	458,000	408,138
5.13%, 6/6/2027	275,000	268,103
6.00%, 6/1/2025	273,000	275,072
New Home Co., Inc. 7.25%, 10/15/2025 (a) (b)	385,000	356,175
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	478,000	427,193
4.75%, 4/1/2029	276,000	241,265
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	419,000	388,103
5.75%, 1/15/2028 (a)	381,000	374,310
5.88%, 6/15/2027 (a)	565,000	556,028
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 3/1/2024 (a)	180,000	180,088
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	548,000	452,697
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	615,000	612,934
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	312,000	296,849
5.70%, 6/15/2028	343,000	329,966
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	524,000	501,363
		14,666,751
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	592,000	494,356
Security Description	Principal Amount	Value
4.00%, 4/15/2029 (a)	$810,000	$712,435
		1,206,791
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	456,000	393,774
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	524,000	463,085
4.13%, 4/30/2031 (a)	341,000	294,614
5.13%, 2/1/2028	226,000	217,548
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	647,000	592,535
7.00%, 12/31/2027 (a) (b)	409,000	356,006
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a) (b)	676,000	559,370
5.00%, 10/1/2029 (a)	278,000	243,319
5.50%, 7/15/2030 (a)	274,000	243,208
5.75%, 7/15/2025 (b)	288,000	285,777
		3,649,236
HOUSEWARES — 0.6%
American Greetings Corp. 8.75%, 4/15/2025 (a)	138,000	136,330
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	558,000	478,680
Newell Brands, Inc.:
4.70%, 4/1/2026	2,222,000	2,139,231
4.88%, 6/1/2025	630,000	616,915
5.88%, 4/1/2036	284,000	251,581
6.00%, 4/1/2046	470,000	384,845
6.38%, 9/15/2027	499,000	503,551
6.63%, 9/15/2029 (b)	471,000	474,726
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	452,000	363,087
4.38%, 2/1/2032	535,000	429,873
5.25%, 12/15/2026	100,000	95,733
4.50%, 10/15/2029 (b)	530,000	459,022
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	496,000	306,077
		6,639,651
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	815,000	695,415
6.00%, 8/1/2029 (a)	274,000	227,316
7.00%, 11/15/2025 (a)	824,000	771,289
10.13%, 8/1/2026 (a) (b)	275,000	274,794
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	546,000	488,812
5.88%, 11/1/2029 (a)	326,000	276,816
6.75%, 10/15/2027 (a)	1,244,000	1,154,370
6.75%, 4/15/2028 (a)	1,210,000	1,207,919

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	$755,000	$668,530
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	488,000	460,257
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	393,000	339,383
7.00%, 8/15/2025 (a)	369,000	358,749
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	523,000	443,718
Enstar Finance LLC:
5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	682,000	486,907
5 Year CMT + 5.47%, 5.75%, 9/1/2040 (c)	247,000	203,837
Genworth Holdings, Inc. 6.50%, 6/15/2034	476,000	414,901
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	836,000	673,390
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	396,000	381,811
HUB International Ltd.:
5.63%, 12/1/2029 (a)	405,000	352,791
7.00%, 5/1/2026 (a)	1,344,000	1,323,988
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	77,000	79,767
10.50%, 12/15/2030 (a)	305,000	307,904
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	685,000	405,897
7.80%, 3/7/2087 (a)	749,000	785,274
5 Year CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	237,016	185,387
MGIC Investment Corp. 5.25%, 8/15/2028	435,000	413,267
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	485,000	488,356
Ohio National Financial Services, Inc.:
6.63%, 5/1/2031 (a)	54,000	51,681
6.80%, 1/24/2030 (a)	551,000	522,849
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	458,000	401,359
USI, Inc. 6.88%, 5/1/2025 (a)	476,000	467,827
		15,314,561
INTERNET — 1.5%
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.00%, 5/1/2028 (a)	528,000	417,537
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	466,000	364,584
Security Description	Principal Amount	Value
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	$853,000	$712,682
6.13%, 12/1/2028 (a) (b)	360,000	298,303
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	420,000	336,004
5.63%, 9/15/2028 (a)	398,000	274,556
Cars.com, Inc. 6.38%, 11/1/2028 (a)	310,000	293,055
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	387,000	360,847
7.00%, 6/15/2027 (a)	318,000	315,405
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	631,000	431,579
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	1,056,000	1,037,721
6.75%, 9/30/2027 (a)	926,000	931,250
7.13%, 9/30/2030 (a) (b)	764,000	760,234
Getty Images, Inc. 9.75%, 3/1/2027 (a)	242,000	241,724
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	643,000	555,970
5.25%, 12/1/2027 (a)	479,000	466,527
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	654,000	492,573
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a)	347,000	278,651
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	449,000	365,594
4.13%, 8/1/2030 (a)	346,000	297,764
4.63%, 6/1/2028 (a)	230,000	213,767
5.00%, 12/15/2027 (a)	384,000	363,387
5.63%, 2/15/2029 (a) (b)	370,000	349,265
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	684,000	444,176
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	205,000	175,706
6.00%, 2/15/2028 (a)	340,000	252,365
10.75%, 6/1/2028 (a)	146,000	131,334
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	799,000	350,937
Rakuten Group, Inc.:
10.25%, 11/30/2024 (a)	769,000	743,546
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (c)	746,000	457,552
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	868,000	464,441
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	390,000	391,790
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	1,193,000	1,088,636

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 1/15/2028 (a) (b)	$687,000	$685,736
7.50%, 5/15/2025 (a)	871,000	881,722
7.50%, 9/15/2027 (a)	1,124,000	1,158,653
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	429,000	373,942
		17,759,515
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	448,000	359,735
5.25%, 4/15/2029 (a)	911,000	805,889
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	638,000	548,591
4.75%, 9/15/2024	956,000	936,976
5.25%, 5/15/2027	1,138,000	1,067,159
6.25%, 5/15/2026	1,284,000	1,263,173
6.38%, 12/15/2025	611,000	602,770
		5,584,293
IRON/STEEL — 0.7%
ATI, Inc.:
4.88%, 10/1/2029	267,000	243,662
5.13%, 10/1/2031	497,000	452,240
5.88%, 12/1/2027	177,000	172,842
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	599,000	572,057
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	614,000	614,467
Carpenter Technology Corp.:
6.38%, 7/15/2028	389,000	381,329
7.63%, 3/15/2030	265,000	274,150
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	235
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	352,000	325,392
4.88%, 3/1/2031 (a) (b)	356,000	325,811
5.88%, 6/1/2027 (b)	665,000	658,709
6.75%, 3/15/2026 (a)	763,000	776,284
Commercial Metals Co.:
3.88%, 2/15/2031	214,000	182,914
4.13%, 1/15/2030	136,000	120,798
4.38%, 3/15/2032	165,000	143,063
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024 (a) (b)	229,000	220,669
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	566,000	581,927
8.13%, 5/1/2027 (a)	860,000	872,126
8.50%, 5/1/2030 (a)	342,000	344,986
TMS International Corp. 6.25%, 4/15/2029 (a)	551,000	427,075
U.S. Steel Corp.:
6.65%, 6/1/2037 (b)	252,000	243,387
Security Description	Principal Amount	Value
6.88%, 3/1/2029	$331,000	$330,980
		8,265,103
LEISURE TIME — 2.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a)	2,133,000	1,837,281
5.75%, 3/1/2027 (a)	3,332,000	2,736,105
6.00%, 5/1/2029 (a)	1,830,000	1,455,472
7.63%, 3/1/2026 (a) (b)	1,706,000	1,556,503
9.88%, 8/1/2027 (a)	711,000	732,024
10.50%, 2/1/2026 (a)	833,000	866,753
10.50%, 6/1/2030 (a) (b)	995,000	955,349
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,015,000	2,166,709
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	553,000	469,895
Life Time, Inc.:
5.75%, 1/15/2026 (a)	738,000	717,203
8.00%, 4/15/2026 (a) (b)	392,000	373,741
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	483,000	467,766
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	421,000	311,195
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	336,000	314,799
5.88%, 3/15/2026 (a)	1,241,000	1,056,153
5.88%, 2/15/2027 (a)	1,181,000	1,101,200
7.75%, 2/15/2029 (a) (b)	545,000	468,226
8.38%, 2/1/2028 (a)	716,000	718,921
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	420,000	340,725
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	765,000	625,632
4.25%, 7/1/2026 (a)	615,000	551,932
5.38%, 7/15/2027 (a)	947,000	844,222
5.50%, 8/31/2026 (a) (b)	1,190,000	1,106,093
5.50%, 4/1/2028 (a) (b)	1,393,000	1,229,044
7.25%, 1/15/2030 (a)	705,000	709,385
7.50%, 10/15/2027	268,000	252,896
8.25%, 1/15/2029 (a)	849,000	888,207
9.25%, 1/15/2029 (a) (b)	572,000	607,973
11.50%, 6/1/2025 (a)	1,135,000	1,210,375
11.63%, 8/15/2027 (a)	1,419,000	1,524,205
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	689,000	593,415
6.25%, 5/15/2025 (a)	223,000	210,218
7.00%, 2/15/2029 (a) (b)	278,000	238,441
13.00%, 5/15/2025 (a)	561,000	592,719
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	492,000	422,530

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	$646,000	$520,973
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	601,000	532,636
		31,307,196
LODGING — 1.9%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	814,000	780,431
4.75%, 6/15/2031 (a)	891,000	809,260
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	282,000	256,659
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	681,000	612,505
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	1,606,000	1,353,922
3.75%, 5/1/2029 (a)	562,000	502,979
4.00%, 5/1/2031 (a)	878,000	768,715
4.88%, 1/15/2030	791,000	756,164
5.38%, 5/1/2025 (a)	514,000	512,869
5.75%, 5/1/2028 (a)	335,000	334,782
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	519,000	443,423
5.00%, 6/1/2029 (a)	656,000	581,905
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	807,000	794,241
Las Vegas Sands Corp.:
2.90%, 6/25/2025	617,000	585,144
3.20%, 8/8/2024	1,043,000	1,008,425
3.50%, 8/18/2026	817,000	761,493
3.90%, 8/8/2029	701,000	633,122
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	413,000	351,599
4.75%, 1/15/2028	315,000	281,572
MGM Resorts International:
4.63%, 9/1/2026	425,000	401,850
4.75%, 10/15/2028	689,000	642,472
5.50%, 4/15/2027	555,000	537,784
5.75%, 6/15/2025	1,041,000	1,038,887
6.75%, 5/1/2025	323,000	325,720
Station Casinos LLC:
4.50%, 2/15/2028 (a)	613,000	553,030
4.63%, 12/1/2031 (a)	395,000	333,495
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	327,000	310,748
Security Description	Principal Amount	Value
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	$716,000	$623,858
4.63%, 3/1/2030 (a)	355,000	305,495
5.65%, 4/1/2024	241,000	240,359
6.00%, 4/1/2027	432,000	428,052
6.60%, 10/1/2025	291,000	292,659
6.63%, 7/31/2026 (a)	639,000	641,537
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	334,000	307,818
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.50%, 3/1/2025 (a)	1,691,000	1,656,419
REGS, 5.25%, 5/15/2027 (a)	845,000	798,525
		21,567,918
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	388,000	350,861
4.13%, 4/15/2029 (a)	217,000	193,225
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	324,000	324,159
Terex Corp. 5.00%, 5/15/2029 (a)	726,000	674,737
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	832,000	739,748
Weir Group PLC 2.20%, 5/13/2026 (a)	589,000	530,453
		2,813,183
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	475,000	422,408
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	1,097,000	1,133,442
9.50%, 1/1/2031 (a)	787,000	830,537
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	718,000	605,755
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	380,000	321,100
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a) (b)	224,000	221,231
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	397,000	357,114
OT Merger Corp. 7.88%, 10/15/2029 (a) (b)	534,000	315,535
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	401,000	346,079
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	529,000	441,461
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	369,000	323,074

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	$1,213,000	$1,144,575
		6,462,311
MEDIA — 8.0%
Altice Financing SA:
5.00%, 1/15/2028 (a)	1,133,000	918,659
5.75%, 8/15/2029 (a)	1,908,000	1,517,127
AMC Networks, Inc.:
4.25%, 2/15/2029	1,024,000	627,538
4.75%, 8/1/2025	740,000	653,427
5.00%, 4/1/2024	374,000	367,145
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	647,000	43,336
6.75%, 3/31/2029 (a)	424,000	31,100
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	236,000	155,817
Block Communications, Inc. 4.88%, 3/1/2028 (a)	191,000	166,178
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	585,000	479,057
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	2,702,000	2,214,289
4.25%, 1/15/2034 (a)	1,898,000	1,470,134
4.50%, 8/15/2030 (a)	2,667,000	2,248,041
4.50%, 5/1/2032	2,491,000	2,035,022
4.50%, 6/1/2033 (a)	1,656,000	1,320,561
4.75%, 3/1/2030 (a)	2,885,000	2,500,199
4.75%, 2/1/2032 (a)	1,086,000	913,988
5.00%, 2/1/2028 (a)	2,283,000	2,105,794
5.13%, 5/1/2027 (a)	3,245,000	3,065,065
5.38%, 6/1/2029 (a)	1,303,000	1,196,897
5.50%, 5/1/2026 (a)	586,000	570,547
6.38%, 9/1/2029 (a)	1,421,000	1,356,828
COR, 7.38%, 3/1/2031 (a)	850,000	837,785
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	509,000	491,806
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	1,187,000	820,003
4.50%, 11/15/2031 (a)	1,408,000	1,008,297
4.63%, 12/1/2030 (a)	1,457,000	717,033
5.00%, 11/15/2031 (a)	466,000	232,231
5.25%, 6/1/2024	593,000	572,298
5.38%, 2/1/2028 (a)	1,058,000	868,904
5.50%, 4/15/2027 (a)	1,164,000	980,111
5.75%, 1/15/2030 (a)	1,811,000	915,895
6.50%, 2/1/2029 (a)	2,038,000	1,715,405
7.50%, 4/1/2028 (a)	1,165,000	742,012
4.13%, 12/1/2030 (a)	1,104,000	792,760
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	653,000	499,545
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	$3,126,000	$2,831,437
DISH DBS Corp.:
5.13%, 6/1/2029	1,386,000	731,364
5.25%, 12/1/2026 (a)	2,626,000	2,097,990
5.75%, 12/1/2028 (a)	2,906,000	2,169,736
5.88%, 11/15/2024	1,881,000	1,678,228
7.38%, 7/1/2028	662,000	377,327
7.75%, 7/1/2026	1,941,000	1,281,060
DISH Network Corp. 11.75%, 11/15/2027 (a)	3,120,000	3,000,036
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	348,000	291,826
GCI LLC 4.75%, 10/15/2028 (a)	473,000	408,138
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,182,000	775,368
Gray Television, Inc.:
4.75%, 10/15/2030 (a) (b)	791,000	525,256
5.88%, 7/15/2026 (a)	731,000	626,621
7.00%, 5/15/2027 (a) (b)	763,000	639,035
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	689,000	549,202
5.25%, 8/15/2027 (a)	736,000	601,467
6.38%, 5/1/2026	761,000	671,583
8.38%, 5/1/2027 (b)	1,021,000	742,032
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	1,100,000	940,566
6.75%, 10/15/2027 (a)	939,000	886,735
Liberty Interactive LLC:
8.25%, 2/1/2030	513,000	128,399
8.50%, 7/15/2029	357,000	89,311
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	722,000	628,039
8.00%, 8/1/2029 (a)	988,000	797,514
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	106,000	96,371
News Corp.:
3.88%, 5/15/2029 (a)	827,000	734,541
5.13%, 2/15/2032 (a) (b)	427,000	399,971
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	790,000	702,318
5.63%, 7/15/2027 (a)	1,403,000	1,299,585
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	656,000	492,000
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	868,974	696,005
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	773,200	604,557

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 9/15/2028 (a)	$973,000	$401,207
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	480,000	375,355
5.38%, 1/15/2031 (a)	318,000	218,676
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	589,000	434,028
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	613,000	494,887
5.13%, 2/15/2027 (a) (b)	189,000	165,430
5.50%, 3/1/2030 (a) (b)	482,000	383,286
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	909,000	819,863
3.88%, 9/1/2031 (a)	1,575,000	1,224,562
4.00%, 7/15/2028 (a)	1,817,000	1,561,857
4.13%, 7/1/2030 (a)	1,335,000	1,091,309
5.00%, 8/1/2027 (a)	1,788,000	1,661,892
5.50%, 7/1/2029 (a)	1,209,000	1,099,295
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	478,000	323,630
TEGNA, Inc.:
4.63%, 3/15/2028	880,000	772,015
4.75%, 3/15/2026 (a)	455,000	431,440
5.00%, 9/15/2029	840,000	726,575
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	800,000	736,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	551,000	518,866
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	1,358,000	1,140,693
5.13%, 2/15/2025 (a)	1,406,000	1,380,622
6.63%, 6/1/2027 (a)	1,170,000	1,111,500
7.38%, 6/30/2030 (a)	777,000	733,068
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	1,250,000	1,080,475
UPC Holding BV 5.50%, 1/15/2028 (a)	1,175,000	1,049,956
Urban One, Inc. 7.38%, 2/1/2028 (a)	582,000	528,223
Videotron Ltd.:
3.63%, 6/15/2029 (a)	409,000	352,284
5.13%, 4/15/2027 (a)	534,000	515,369
5.38%, 6/15/2024 (a)	367,000	367,929
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	827,000	682,986
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	671,000	575,866
5.50%, 5/15/2029 (a)	2,010,000	1,868,174
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	469,000	416,580
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	1,581,000	1,290,096
Security Description	Principal Amount	Value
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a)	$379,000	$304,686
6.00%, 1/15/2027 (a)	402,000	370,230
Ziggo BV 4.88%, 1/15/2030 (a)	887,000	755,990
		93,609,352
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	405,000	385,556
6.38%, 6/15/2030 (a) (b)	330,000	324,931
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	504,000	390,832
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	512,000	456,893
		1,558,212
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	536,000	535,909
6.13%, 2/15/2028 (a)	753,000	742,413
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	230,000	218,472
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	176,000	148,716
Compass Minerals International, Inc.:
4.88%, 7/15/2024 (a)	139,000	132,998
6.75%, 12/1/2027 (a)	487,000	465,689
Constellium SE:
3.75%, 4/15/2029 (a) (b)	315,000	273,070
5.63%, 6/15/2028 (a)	270,000	256,986
5.88%, 2/15/2026 (a)	185,000	185,100
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	358,000	331,759
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	1,508,000	1,288,993
4.50%, 9/15/2027 (a)	464,000	445,524
5.13%, 5/15/2024 (a)	494,000	488,230
FMG Resources August Pty. Ltd.:
5.88%, 4/15/2030 (a)	626,000	605,467
6.13%, 4/15/2032 (a)	905,000	867,777
Hecla Mining Co. 7.25%, 2/15/2028	401,000	404,838
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	479,000	445,571
6.13%, 4/1/2029 (a)	698,000	659,736
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	381,000	294,372
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	698,000	701,518

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	$633,000	$520,079
4.63%, 3/1/2028 (a)	513,000	460,079
New Gold, Inc. 7.50%, 7/15/2027 (a)	448,000	430,582
Novelis Corp.:
3.25%, 11/15/2026 (a)	572,000	522,390
3.88%, 8/15/2031 (a)	698,000	587,542
4.75%, 1/30/2030 (a)	1,156,000	1,062,537
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a) (b)	668,000	651,921
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	554,000	505,309
		14,233,577
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	309,000	277,714
5.63%, 7/1/2027 (a)	226,000	219,683
EnPro Industries, Inc. 5.75%, 10/15/2026	95,000	92,505
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	371,000	345,987
12.25%, 11/15/2026 (a)	590,000	525,118
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	562,000	554,700
Hillenbrand, Inc.:
3.75%, 3/1/2031	536,000	447,930
5.00%, 9/15/2026	349,000	340,886
5.75%, 6/15/2025	272,000	271,015
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	671,000	597,143
Trinity Industries, Inc. 4.55%, 10/1/2024	303,000	292,934
		3,965,615
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	383,000	303,079
7.25%, 3/15/2029 (a)	311,000	233,228
Xerox Corp.:
3.80%, 5/15/2024	360,000	352,184
4.80%, 3/1/2035	268,000	169,440
6.75%, 12/15/2039	457,000	332,321
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	748,000	706,075
5.50%, 8/15/2028 (a)	785,000	679,261
		2,775,588
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	355,000	289,279
Steelcase, Inc. 5.13%, 1/18/2029	458,000	411,746
		701,025
Security Description	Principal Amount	Value
OIL & GAS — 6.3%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	$692,000	$678,714
Antero Resources Corp.:
5.38%, 3/1/2030 (a) (b)	343,000	318,527
7.63%, 2/1/2029 (a)	443,000	453,176
Apache Corp.:
4.25%, 1/15/2030 (b)	408,000	372,378
4.38%, 10/15/2028	307,000	286,962
4.75%, 4/15/2043	698,000	525,936
5.10%, 9/1/2040	1,051,000	890,512
5.25%, 2/1/2042	178,000	149,728
5.35%, 7/1/2049	321,000	250,688
6.00%, 1/15/2037	913,000	847,830
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	443,000	391,041
7.00%, 11/1/2026 (a)	204,000	197,135
8.25%, 12/31/2028 (a)	563,000	545,378
9.00%, 11/1/2027 (a)	14,000	17,070
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	425,000	434,724
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	480,000	449,597
California Resources Corp. 7.13%, 2/1/2026 (a)	547,000	553,050
Callon Petroleum Co.:
6.38%, 7/1/2026	248,000	236,280
7.50%, 6/15/2030 (a) (b)	699,000	656,690
8.00%, 8/1/2028 (a)	690,000	683,749
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	258,000	246,344
11.00%, 4/15/2025 (a)	407,000	418,795
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	400,000	393,504
5.88%, 2/1/2029 (a)	403,000	383,535
6.75%, 4/15/2029 (a)	1,161,000	1,151,666
Chord Energy Corp. 6.38%, 6/1/2026 (a)	275,000	272,445
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	333,000	314,132
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	670,000	629,632
7.25%, 3/14/2027 (a) (b)	395,000	397,820
7.38%, 1/15/2031 (a) (b)	306,000	301,389
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	766,000	660,491
6.75%, 3/1/2029 (a)	1,044,000	950,520
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	479,000	450,270
9.25%, 2/15/2028 (a)	300,000	287,583

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CrownRock LP/CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	$331,000	$308,336
5.63%, 10/15/2025 (a)	888,000	871,403
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	477,000	460,162
5.75%, 2/15/2028 (a)	341,000	312,602
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	476,000	466,966
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	786,000	687,160
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	912,000	905,397
Energean PLC 6.50%, 4/30/2027 (a)	425,000	387,591
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	157,000	162,919
EnQuest PLC 11.63%, 11/1/2027 (a)	171,000	159,476
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	313,000	304,277
Global Marine, Inc. 7.00%, 6/1/2028	272,000	210,074
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025 (a)	275,000	234,514
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	277,000	216,082
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	372,000	367,997
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	498,000	443,315
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	759,000	706,143
6.00%, 4/15/2030 (a)	394,000	363,386
6.00%, 2/1/2031 (a)	458,000	423,329
6.25%, 11/1/2028 (a)	574,000	545,696
6.25%, 4/15/2032 (a)	361,000	333,759
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	496,000	475,991
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	262,000	254,211
Matador Resources Co. 5.88%, 9/15/2026	652,000	642,833
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	471,000	453,818
7.13%, 2/1/2027 (a)	532,000	543,741
Security Description	Principal Amount	Value
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	$680,000	$630,782
10.50%, 5/15/2027 (a)	600,000	570,966
Murphy Oil Corp.:
5.88%, 12/1/2027	354,000	346,194
6.13%, 12/1/2042	419,000	347,133
6.38%, 7/15/2028	427,000	421,291
7.05%, 5/1/2029	255,000	255,518
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	465,000	443,401
7.50%, 1/15/2028 (a)	410,000	376,683
Nabors Industries, Inc.:
5.75%, 2/1/2025	332,000	321,393
7.38%, 5/15/2027 (a)	705,000	690,371
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	831,000	808,796
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	584,000	578,364
Occidental Petroleum Corp.:
Zero Coupon, 10/10/2036	1,671,000	852,661
2.90%, 8/15/2024	147,000	142,768
3.40%, 4/15/2026	19,000	18,008
3.50%, 8/15/2029	708,000	634,368
4.10%, 2/15/2047	144,000	109,629
4.20%, 3/15/2048	410,000	317,762
4.40%, 4/15/2046	299,000	237,998
4.40%, 8/15/2049	450,000	351,819
4.63%, 6/15/2045	432,000	347,916
5.50%, 12/1/2025	393,000	394,961
5.55%, 3/15/2026	764,000	769,692
5.88%, 9/1/2025	363,000	366,688
6.13%, 1/1/2031 (b)	1,002,000	1,039,876
6.20%, 3/15/2040	611,000	614,330
6.38%, 9/1/2028	549,000	569,807
6.45%, 9/15/2036	1,477,000	1,553,701
6.60%, 3/15/2046	1,030,000	1,083,457
6.63%, 9/1/2030	1,176,000	1,237,975
7.50%, 5/1/2031	1,469,000	1,621,086
7.88%, 9/15/2031	457,000	513,165
7.95%, 6/15/2039	278,000	314,604
8.50%, 7/15/2027	432,000	474,336
8.88%, 7/15/2030	847,000	984,078
Parkland Corp.:
4.50%, 10/1/2029 (a)	741,000	658,534
4.63%, 5/1/2030 (a)	710,000	630,849
5.88%, 7/15/2027 (a)	437,000	423,842
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	688,000	619,207
5.15%, 11/15/2029	367,000	338,198
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	576,000	573,661
6.00%, 2/15/2028	698,000	671,134
PDC Energy, Inc. 5.75%, 5/15/2026	697,000	678,495

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a) (b)	$257,000	$244,006
5.88%, 7/1/2029 (a)	753,000	713,181
6.88%, 4/1/2027 (a) (b)	408,000	400,423
7.75%, 2/15/2026 (a)	197,000	197,368
Petrofac Ltd. 9.75%, 11/15/2026 (a)	801,000	591,466
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	798,000	723,140
7.13%, 1/15/2026 (a)	303,000	295,383
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	787,000	717,657
4.88%, 5/15/2025	618,000	611,078
8.25%, 1/15/2029	498,000	524,967
ROCC Holdings LLC 9.25%, 8/15/2026 (a)	107,000	112,888
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	505,000	447,475
SM Energy Co.:
5.63%, 6/1/2025	132,000	128,189
6.50%, 7/15/2028	374,000	357,170
6.63%, 1/15/2027	322,000	313,007
6.75%, 9/15/2026	462,000	452,515
Southwestern Energy Co.:
4.75%, 2/1/2032	1,086,000	959,644
5.38%, 2/1/2029	805,000	759,848
5.38%, 3/15/2030	1,199,000	1,125,837
5.70%, 1/23/2025	636,000	636,458
8.38%, 9/15/2028	251,000	263,916
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	630,000	499,609
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	685,000	627,652
4.50%, 4/30/2030	668,000	603,939
5.88%, 3/15/2028	326,000	318,029
6.00%, 4/15/2027	465,000	460,806
Talos Production, Inc. 12.00%, 1/15/2026	447,000	476,842
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	519,000	456,118
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	408,000	372,798
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	512,687	501,629
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	700,000	717,766
Transocean, Inc.:
6.80%, 3/15/2038	541,000	373,268
7.25%, 11/1/2025 (a)	265,000	250,107
7.50%, 1/15/2026 (a)	291,000	264,539
7.50%, 4/15/2031	592,000	456,556
8.00%, 2/1/2027 (a)	414,000	369,872
8.75%, 2/15/2030 (a)	1,262,000	1,287,240
Security Description	Principal Amount	Value
11.50%, 1/30/2027 (a)	$629,000	$650,235
Ultra Resources, Inc. 11.00%, 7/12/2024 (e) (f)	16,577	850
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a)	119,000	117,384
6.88%, 5/1/2030 (a) (b)	774,000	706,778
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	356,000	344,843
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	288,000	239,872
9.50%, 1/15/2025 (b)	421,000	421,922
10.13%, 1/15/2028 (b)	383,000	371,387
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	207,000	203,941
		73,643,564
OIL & GAS SERVICES — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	680,000	652,746
6.88%, 4/1/2027 (a)	280,000	274,677
Bristow Group, Inc. 6.88%, 3/1/2028 (a) (b)	340,000	317,322
CGG SA 8.75%, 4/1/2027 (a) (b)	484,000	409,004
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	264,000	252,073
Enerflex Ltd. 9.00%, 10/15/2027 (a)	701,000	681,807
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	79,900
Oceaneering International, Inc.:
4.65%, 11/15/2024	319,000	312,173
6.00%, 2/1/2028	229,000	216,975
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	487,000	475,750
6.88%, 9/1/2027	690,000	659,523
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	249,000	249,413
8.63%, 4/30/2030 (a)	1,226,000	1,241,583
11.00%, 12/1/2024 (a)	159,000	163,301
Welltec International ApS 8.25%, 10/15/2026 (a)	271,000	272,634
		6,258,881
PACKAGING & CONTAINERS — 2.6%
ARD Finance SA 6.50%, 6/30/2027 (a)	1,048,000	801,123

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	$482,000	$416,308
4.00%, 9/1/2029 (a)	1,138,000	895,071
6.00%, 6/15/2027 (a)	507,000	502,422
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	1,143,200	1,064,754
5.25%, 4/30/2025 (a)	780,000	771,334
5.25%, 8/15/2027 (a)	1,455,000	1,148,085
Ball Corp.:
2.88%, 8/15/2030	1,213,000	1,017,137
3.13%, 9/15/2031 (b)	838,000	693,680
4.88%, 3/15/2026	1,048,000	1,040,130
5.25%, 7/1/2025	848,000	846,736
6.88%, 3/15/2028	1,032,000	1,067,986
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	252,000	245,347
5.63%, 7/15/2027 (a) (b)	397,000	390,962
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	417,000	394,886
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	461,000	414,093
5.38%, 2/1/2025 (a)	325,000	316,079
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	593,000	570,703
8.75%, 4/15/2030 (a) (b)	779,000	695,592
Crown Americas LLC 5.25%, 4/1/2030 (b)	390,000	377,422
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	272,000	260,864
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	1,021,000	999,396
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	303,000	320,116
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	383,000	332,770
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	304,000	279,017
3.50%, 3/1/2029 (a)	283,000	246,671
3.75%, 2/1/2030 (a) (b)	340,000	296,983
4.13%, 8/15/2024	270,000	264,859
4.75%, 7/15/2027 (a)	227,000	217,135
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	631,000	542,534
Security Description	Principal Amount	Value
LABL, Inc.:
5.88%, 11/1/2028 (a)	$333,000	$297,256
6.75%, 7/15/2026 (a)	691,000	666,843
8.25%, 11/1/2029 (a)	410,000	349,968
9.50%, 11/1/2028 (a)	257,000	258,987
10.50%, 7/15/2027 (a)	624,000	578,972
Mauser Packaging Solutions Holding Co.:
7.88%, 8/15/2026 (a)	2,650,000	2,648,993
9.25%, 4/15/2027 (a) (b)	37,000	34,169
OI European Group BV 4.75%, 2/15/2030 (a) (b)	410,000	375,158
Owens-Brockway Glass Container, Inc.:
5.38%, 1/15/2025 (a)	528,000	520,407
6.38%, 8/15/2025 (a) (b)	130,000	130,485
6.63%, 5/13/2027 (a) (b)	475,000	475,399
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	349,000	305,169
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	1,139,000	1,022,241
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	573,000	534,827
5.00%, 4/15/2029 (a)	303,000	287,217
5.13%, 12/1/2024 (a)	347,000	345,432
5.50%, 9/15/2025 (a)	549,000	545,086
6.13%, 2/1/2028 (a)	217,000	219,580
6.88%, 7/15/2033 (a)	648,000	659,716
Silgan Holdings, Inc. 4.13%, 2/1/2028	360,000	338,926
Trident TPI Holdings, Inc.:
6.63%, 11/1/2025 (a)	91,000	84,164
9.25%, 8/1/2024 (a)	311,000	308,633
TriMas Corp. 4.13%, 4/15/2029 (a)	406,000	360,081
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	986,300	944,639
8.50%, 8/15/2027 (a)	538,000	491,022
		30,213,565
PHARMACEUTICALS — 2.0%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	392,000	348,245
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	501,000	417,573
5.13%, 3/1/2030 (a) (b)	458,000	388,723
6.13%, 8/1/2028 (a)	561,000	513,781
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	1,062,000	481,999
9.25%, 4/1/2026 (a)	563,000	419,857

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	$1,390,000	$826,021
5.00%, 1/30/2028 (a)	733,000	285,320
5.00%, 2/15/2029 (a)	748,000	291,219
5.25%, 1/30/2030 (a)	604,000	224,869
5.25%, 2/15/2031 (a)	518,000	199,808
5.50%, 11/1/2025 (a)	1,331,000	1,110,107
5.75%, 8/15/2027 (a)	468,000	291,667
6.13%, 2/1/2027 (a) (b)	902,000	584,424
6.25%, 2/15/2029 (a)	1,281,000	509,326
7.25%, 5/30/2029 (a)	359,000	138,359
9.00%, 12/15/2025 (a) (b)	808,000	656,048
11.00%, 9/30/2028 (a)	1,997,000	1,468,714
14.00%, 10/15/2030 (a)	805,000	462,899
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	548,000	555,551
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	329,000	293,086
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	673,000	635,191
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	520,000	491,754
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	598,000	462,457
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	327,000	331,905
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,271,000	1,169,307
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	245,000	41,652
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 4/15/2025 (a)	430,000	365,500
10.00%, 6/15/2029 (a)	344,000	196,906
11.50%, 12/15/2028 (a) (b)	791,000	647,283
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	303,000	269,558
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	2,005,000	1,845,322
5.13%, 4/30/2031 (a)	1,833,000	1,627,081
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	591,000	469,071
6.63%, 4/1/2030 (a) (b)	643,000	552,061
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	563,000	443,447
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	641,000	626,552
Security Description	Principal Amount	Value
4.38%, 3/15/2026	$574,000	$553,026
4.40%, 6/15/2030	792,000	710,305
4.90%, 12/15/2044	293,000	208,751
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	90,000	83,002
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	430,000	369,727
5.13%, 1/15/2028 (a)	308,000	299,056
		22,866,510
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	691,000	650,791
5.75%, 3/1/2027 (a)	629,000	614,357
5.75%, 1/15/2028 (a)	455,000	437,319
7.88%, 5/15/2026 (a)	426,000	435,150
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	244,000	238,717
7.63%, 12/15/2025 (a)	533,000	529,013
Buckeye Partners LP:
3.95%, 12/1/2026	773,000	699,410
4.13%, 3/1/2025 (a)	432,000	411,143
4.13%, 12/1/2027	321,000	284,833
4.35%, 10/15/2024	305,000	298,500
4.50%, 3/1/2028 (a)	368,000	331,980
5.60%, 10/15/2044	292,000	207,679
5.85%, 11/15/2043	438,000	325,390
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	344,000	295,744
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,654,000	1,486,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	661,000	637,085
5.75%, 4/1/2025	424,000	415,346
6.00%, 2/1/2029 (a)	767,000	728,458
7.38%, 2/1/2031 (a)	577,000	577,040
8.00%, 4/1/2029 (a)	392,000	399,601
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	422,000	388,831
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	965,000	848,389
4.38%, 6/15/2031 (a)	823,000	715,310
EnLink Midstream LLC:
5.38%, 6/1/2029	377,000	363,526
5.63%, 1/15/2028 (a)	718,000	705,385
6.50%, 9/1/2030 (a) (b)	708,000	715,901

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
EnLink Midstream Partners LP:
4.15%, 6/1/2025	$355,600	$344,655
4.85%, 7/15/2026	466,000	449,914
5.05%, 4/1/2045	407,000	313,158
5.45%, 6/1/2047	457,000	364,508
5.60%, 4/1/2044	365,000	298,077
EQM Midstream Partners LP:
4.00%, 8/1/2024	251,000	242,110
4.13%, 12/1/2026	412,000	373,503
4.50%, 1/15/2029 (a)	673,000	572,225
4.75%, 1/15/2031 (a)	1,138,000	944,972
5.50%, 7/15/2028	854,000	775,304
6.00%, 7/1/2025 (a)	364,000	360,062
7.50%, 6/1/2027 (a)	667,000	669,441
7.50%, 6/1/2030 (a)	591,000	572,348
6.50%, 7/1/2027 (a)	1,240,000	1,200,779
6.50%, 7/15/2048	574,000	442,629
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	410,000	406,814
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25%, 5/15/2026 (b)	382,000	364,825
6.50%, 10/1/2025	401,000	389,580
7.75%, 2/1/2028	606,000	593,977
8.00%, 1/15/2027	1,062,000	1,047,929
COR, 8.88%, 4/15/2030	449,000	456,521
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	325,000	300,040
7.00%, 8/1/2027	339,000	325,840
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	803,000	800,639
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	915,000	816,720
5.13%, 6/15/2028 (a) (b)	424,000	402,745
5.50%, 10/15/2030 (a)	322,000	302,616
5.63%, 2/15/2026 (a)	553,000	546,740
Holly Energy Partners LP/Holly Energy Finance Corp.:
5.00%, 2/1/2028 (a)	546,000	511,564
6.38%, 4/15/2027 (a)	593,000	588,220
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	372,000	350,949
ITT Holdings LLC 6.50%, 8/1/2029 (a)	1,409,000	1,188,477
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	937,000	901,572
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	489,000	468,442
Security Description	Principal Amount	Value
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	$1,594,000	$1,465,858
6.75%, 9/15/2025 (a)	1,370,000	1,317,748
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	1,712,000	1,652,559
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.13%, 3/1/2025	206,000	185,007
7.50%, 4/15/2026	305,000	264,944
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	319,000	300,284
NuStar Logistics LP:
5.63%, 4/28/2027	556,000	528,172
5.75%, 10/1/2025	456,000	444,983
6.00%, 6/1/2026	372,000	363,418
6.38%, 10/1/2030	884,000	847,889
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	410,000	385,380
4.80%, 5/15/2030 (a)	742,000	651,135
4.95%, 7/15/2029 (a)	524,000	469,205
6.88%, 4/15/2040 (a)	523,000	439,195
7.50%, 7/15/2038 (a)	368,000	337,791
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	476,000	448,749
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	220,000	183,583
8.50%, 10/15/2026 (a)	899,000	863,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	729,000	670,848
6.00%, 3/1/2027 (a)	464,000	441,329
6.00%, 12/31/2030 (a)	535,000	477,792
6.00%, 9/1/2031 (a)	419,000	370,815
7.50%, 10/1/2025 (a)	524,000	525,389
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	579,000	500,082
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	991,000	893,852
3.88%, 11/1/2033 (a)	1,322,000	1,109,700
4.13%, 8/15/2031 (a)	1,011,000	887,779
6.25%, 1/15/2030 (a)	1,087,000	1,096,979
Western Midstream Operating LP:
3.35%, 2/1/2025	487,000	465,616
3.95%, 6/1/2025	293,000	280,934
4.30%, 2/1/2030	916,000	833,157

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/1/2028	$323,000	$305,545
4.65%, 7/1/2026	446,000	431,724
4.75%, 8/15/2028	345,000	328,571
5.30%, 3/1/2048	469,000	400,306
5.45%, 4/1/2044	524,000	457,379
5.50%, 8/15/2048	280,000	241,254
5.50%, 2/1/2050	719,000	610,697
		54,908,461
REAL ESTATE — 0.7%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	611,000	549,595
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a)	666,000	597,309
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	524,000	508,228
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	715,000	605,019
4.38%, 2/1/2031 (a)	677,000	544,470
5.38%, 8/1/2028 (a)	1,107,000	1,008,698
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	550,000	433,378
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	562,000	446,734
4.75%, 2/1/2030	623,000	460,185
5.00%, 3/1/2031	839,000	617,882
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	972,000	708,267
5.75%, 1/15/2029 (a)	1,090,000	815,385
WeWork Cos. LLC/WW Co.-Obligor, Inc. 5.00%, 7/10/2025 (a)	667,000	339,323
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	594,000	328,672
		7,963,145
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	583,000	409,954
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	461,000	363,512
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	644,000	516,958
5.75%, 5/15/2026 (a)	832,000	743,683
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	281,000	244,018
Security Description	Principal Amount	Value
Diversified Healthcare Trust:
4.38%, 3/1/2031 (b)	$255,000	$182,504
4.75%, 5/1/2024	390,000	353,063
4.75%, 2/15/2028	545,000	367,804
9.75%, 6/15/2025	411,000	397,626
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	343,000	271,059
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	1,164,000	1,020,607
3.75%, 9/15/2030 (a)	340,000	256,680
6.00%, 4/15/2025 (a)	324,000	311,850
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	607,000	522,670
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	831,000	784,913
4.88%, 9/15/2029 (a)	958,000	862,200
5.00%, 7/15/2028 (a)	652,000	606,614
5.25%, 3/15/2028 (a)	887,000	844,131
5.25%, 7/15/2030 (a)	1,138,000	1,027,728
5.63%, 7/15/2032 (a)	612,000	556,620
REIT, 4.50%, 2/15/2031 (a)	1,205,000	1,035,167
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	573,000	452,515
4.75%, 6/15/2029 (a)	724,000	522,670
5.25%, 10/1/2025 (a)	369,000	326,015
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	1,358,100	907,483
4.63%, 8/1/2029 (b)	844,000	623,471
5.00%, 10/15/2027 (b)	1,240,000	1,019,652
5.25%, 8/1/2026 (b)	509,000	457,326
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	498,000	367,664
Office Properties Income Trust:
2.40%, 2/1/2027	374,000	244,289
2.65%, 6/15/2026	145,000	97,892
3.45%, 10/15/2031 (b)	653,000	362,506
4.25%, 5/15/2024	311,000	289,358
4.50%, 2/1/2025	761,000	656,363
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	898,000	772,397
5.88%, 10/1/2028 (a)	673,000	619,503
7.50%, 6/1/2025 (a)	387,000	389,322

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	$479,000	$432,930
4.75%, 10/15/2027	534,000	500,486
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	464,000	414,111
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	750,000	691,118
4.00%, 9/15/2029 (a)	454,000	385,287
SBA Communications Corp.:
3.13%, 2/1/2029	1,384,000	1,203,872
Series WI, 3.88%, 2/15/2027	1,197,000	1,130,016
Service Properties Trust:
3.95%, 1/15/2028	340,000	265,159
4.35%, 10/1/2024	644,000	616,559
4.38%, 2/15/2030	309,000	230,085
4.50%, 3/15/2025	491,000	451,018
4.65%, 3/15/2024	309,000	301,275
4.75%, 10/1/2026	425,000	357,910
4.95%, 2/15/2027	506,000	426,168
4.95%, 10/1/2029	323,000	243,875
5.25%, 2/15/2026	406,000	355,770
5.50%, 12/15/2027	317,000	283,702
7.50%, 9/15/2025	664,000	654,936
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	427,000	354,551
3.75%, 12/31/2024 (a)	513,000	474,063
4.38%, 1/15/2027 (a)	458,000	377,378
4.75%, 3/15/2025	534,000	501,955
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	848,000	495,715
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	587,000	453,880
6.50%, 2/15/2029 (a)	899,000	548,300
10.50%, 2/15/2028 (a)	2,463,000	2,388,839
XHR LP:
4.88%, 6/1/2029 (a)	462,000	392,146
6.38%, 8/15/2025 (a)	365,000	357,999
		35,076,890
RETAIL — 5.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	638,000	571,023
3.88%, 1/15/2028 (a)	1,147,000	1,067,180
4.00%, 10/15/2030 (a)	2,729,000	2,338,808
4.38%, 1/15/2028 (a)	1,095,000	1,010,554
5.75%, 4/15/2025 (a) (b)	433,000	434,741
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	434,000	163,041
Security Description	Principal Amount	Value
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a) (b)	$318,000	$320,916
Academy Ltd. 6.00%, 11/15/2027 (a)	398,000	389,642
Arko Corp. 5.13%, 11/15/2029 (a)	227,000	189,624
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	440,000	405,174
4.63%, 11/15/2029 (a)	808,000	722,966
4.75%, 3/1/2030	399,000	356,738
5.00%, 2/15/2032 (a)	470,000	412,002
At Home Group, Inc.:
4.88%, 7/15/2028 (a) (b)	332,000	224,638
7.13%, 7/15/2029 (a)	668,000	382,196
Bath & Body Works, Inc.:
5.25%, 2/1/2028	429,000	410,369
6.63%, 10/1/2030 (a)	751,000	731,654
6.69%, 1/15/2027	400,000	398,816
6.75%, 7/1/2036	662,000	591,192
6.88%, 11/1/2035	869,000	785,924
6.95%, 3/1/2033	567,000	501,784
7.50%, 6/15/2029 (b)	326,000	332,559
9.38%, 7/1/2025 (a) (b)	362,000	388,462
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	397,000	310,954
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	208,000	183,088
4.50%, 11/15/2026 (a)	323,000	305,910
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	538,000	28,831
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	301,000	270,406
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	618,000	512,699
Brinker International, Inc. 5.00%, 10/1/2024 (a)	245,000	240,499
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (b)	200,000	160,888
Carvana Co.:
4.88%, 9/1/2029 (a)	514,000	209,866
5.50%, 4/15/2027 (a)	575,000	257,186
5.63%, 10/1/2025 (a)	285,000	199,511
5.88%, 10/1/2028 (a)	481,000	212,121
10.25%, 5/1/2030 (a)	3,275,000	1,877,197
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	682,000	647,539
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	359,000	365,921
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	695,000	642,896
8.50%, 10/30/2025 (a)	463,000	432,831

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	$441,000	$419,021
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	746,000	698,032
5.88%, 4/1/2029 (a)	715,000	612,019
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	1,047,000	919,036
6.75%, 1/15/2030 (a)	1,040,000	854,589
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	425,000	382,993
5.63%, 1/1/2030 (a)	394,000	363,382
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	284,000	236,686
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	359,000	285,427
Gap, Inc.:
3.63%, 10/1/2029 (a)	817,000	571,132
3.88%, 10/1/2031 (a)	959,000	650,797
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	408,000	242,368
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	658,000	578,928
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	453,000	397,394
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	288,000	247,818
IRB Holding Corp. 7.00%, 6/15/2025 (a)	551,000	552,565
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	375,000	319,354
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	543,000	532,107
Kohl's Corp.:
3.63%, 5/1/2031	979,000	655,431
4.25%, 7/17/2025	149,000	138,796
5.55%, 7/17/2045	346,000	199,697
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	954,000	733,302
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	829,000	693,003
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	707,000	611,357
4.38%, 1/15/2031 (a)	468,000	403,547
4.63%, 12/15/2027 (a)	251,000	234,351
Security Description	Principal Amount	Value
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	$683,000	$621,591
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	244,000	150,831
4.50%, 12/15/2034 (b)	639,000	464,764
5.13%, 1/15/2042	247,000	164,816
5.88%, 4/1/2029 (a) (b)	690,000	637,663
5.88%, 3/15/2030 (a)	440,000	389,413
6.13%, 3/15/2032 (a)	482,000	424,020
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	272,000	251,293
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	1,206,000	1,004,863
7.88%, 5/1/2029 (a) (b)	1,104,000	772,546
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	382,000	321,927
4.75%, 9/15/2029	415,000	383,062
5.63%, 5/1/2027	289,000	280,318
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	960,000	901,306
Nordstrom, Inc.:
4.00%, 3/15/2027	611,000	517,144
4.25%, 8/1/2031	571,000	407,665
4.38%, 4/1/2030 (b)	508,000	389,738
5.00%, 1/15/2044 (b)	921,000	579,134
6.95%, 3/15/2028 (b)	612,000	582,973
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	396,000	340,493
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	316,000	219,487
6.75%, 8/1/2029 (a) (b)	276,000	190,796
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	281,000	243,368
7.50%, 10/15/2027 (a)	147,000	145,311
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	290,000	274,398
3.75%, 6/15/2029	485,000	418,414
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	1,243,000	1,167,028
7.75%, 2/15/2029 (a)	1,110,000	1,088,599
QVC, Inc.:
4.38%, 9/1/2028	512,000	207,309
4.45%, 2/15/2025	796,000	460,446
4.85%, 4/1/2024	622,000	497,718
5.45%, 8/15/2034	262,000	97,833
5.95%, 3/15/2043	170,000	61,588
WI, 4.75%, 2/15/2027	504,000	211,519
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	500,000	299,155
8.00%, 11/15/2026 (a)	665,000	316,493

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	$518,000	$511,919
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	286,000	259,659
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	736,000	624,415
4.88%, 11/15/2031 (a) (b)	522,000	427,346
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	882,000	810,743
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	928,000	824,008
6.00%, 12/1/2029 (a)	636,000	525,508
6.13%, 7/1/2029 (a)	509,000	429,265
Staples, Inc.:
7.50%, 4/15/2026 (a)	1,974,000	1,729,303
10.75%, 4/15/2027 (a) (b)	943,000	683,845
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	533,000	464,883
5.88%, 3/1/2027	461,000	448,917
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	414,000	370,091
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	277,000	277,150
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	370,000	299,404
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	399,000	346,667
White Cap Parent LLC 8.25%, 3/15/2026 (a)	292,000	266,541
Yum! Brands, Inc.:
3.63%, 3/15/2031	885,000	776,278
3.88%, 11/1/2023	109,000	107,829
4.63%, 1/31/2032	1,095,000	1,017,463
4.75%, 1/15/2030 (a)	931,000	889,505
5.35%, 11/1/2043	272,000	236,711
5.38%, 4/1/2032	839,000	811,800
6.88%, 11/15/2037	223,000	236,095
		61,381,845
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	745,000	746,118
ams-OSRAM AG 7.00%, 7/31/2025 (a)	714,000	668,111
Entegris Escrow Corp.:
4.75%, 4/15/2029 (a)	1,310,000	1,236,286
5.95%, 6/15/2030 (a)	771,000	747,130
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	407,000	351,437
4.38%, 4/15/2028 (a)	360,000	326,574
Security Description	Principal Amount	Value
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	$627,000	$569,485
Synaptics, Inc. 4.00%, 6/15/2029 (a)	289,000	249,794
		4,894,935
SOFTWARE — 1.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	219,000	218,650
Alteryx, Inc. 8.75%, 3/15/2028 (a)	250,000	251,487
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	2,005,000	1,625,674
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	314,000	315,893
9.13%, 3/1/2026 (a)	560,000	541,945
Camelot Finance SA 4.50%, 11/1/2026 (a)	528,000	498,706
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	388,000	155,840
CDK Global, Inc. 6.50%, 10/15/2024	20,000	18,824
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	836,000	821,646
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	851,000	759,688
4.88%, 7/1/2029 (a) (b)	853,000	771,291
Cloud Software Group Holdings, Inc. 6.50%, 3/31/2029 (a)	3,714,000	3,242,916
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a) (b)	427,000	372,703
6.50%, 10/15/2028 (a) (b)	463,000	386,133
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	391,000	304,992
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	503,000	438,576
Elastic NV 4.13%, 7/15/2029 (a)	447,000	381,510
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	771,000	715,334
5.25%, 5/15/2026 (a)	112,000	111,906
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	224,000	183,353
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	134,000	118,979
Open Text Corp.:
3.88%, 2/15/2028 (a)	573,000	511,649
3.88%, 12/1/2029 (a)	1,108,000	933,512
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a) (b)	540,000	463,288
4.13%, 12/1/2031 (a)	770,000	635,273

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PTC, Inc.:
3.63%, 2/15/2025 (a)	$419,000	$404,008
4.00%, 2/15/2028 (a)	381,000	359,378
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	447,000	232,069
5.38%, 12/1/2028 (a)	469,000	175,697
ROBLOX Corp. 3.88%, 5/1/2030 (a)	872,000	746,057
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	408,000	321,516
Skillz, Inc. 10.25%, 12/15/2026 (a)	180,000	125,302
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,546,000	1,501,197
Twilio, Inc.:
3.63%, 3/15/2029	405,000	350,941
3.88%, 3/15/2031	575,000	487,922
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	1,815,000	1,368,982
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a) (b)	712,000	616,798
		21,469,635
TELECOMMUNICATIONS — 5.8%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	1,014,000	644,184
10.50%, 5/15/2027 (a)	1,225,000	936,954
Altice France SA:
5.13%, 1/15/2029 (a)	517,000	392,170
5.13%, 7/15/2029 (a)	2,511,000	1,906,602
5.50%, 1/15/2028 (a)	1,332,000	1,083,635
5.50%, 10/15/2029 (a)	1,664,000	1,277,203
8.13%, 2/1/2027 (a)	1,619,000	1,494,208
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	434,000	376,439
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	367,000	291,376
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	1,219,000	1,089,347
Ciena Corp. 4.00%, 1/31/2030 (a)	256,000	224,806
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	860,000	628,221
6.00%, 6/15/2025 (a) (b)	1,140,000	1,075,214
CommScope, Inc.:
4.75%, 9/1/2029 (a)	1,227,000	1,022,385
6.00%, 3/1/2026 (a)	1,757,000	1,693,818
7.13%, 7/1/2028 (a) (b)	659,000	485,907
Security Description	Principal Amount	Value
8.25%, 3/1/2027 (a) (b)	$1,058,000	$866,735
Connect Finco Sarl/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	1,857,000	1,747,233
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	549,000	372,985
6.50%, 10/1/2028 (a) (b)	666,000	485,527
Embarq Corp. 8.00%, 6/1/2036	1,101,000	461,506
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	1,109,000	962,723
5.88%, 10/15/2027 (a)	897,000	820,055
5.88%, 11/1/2029	1,112,000	847,199
6.00%, 1/15/2030 (a) (b)	1,169,000	889,130
6.75%, 5/1/2029 (a) (b)	828,000	656,190
8.75%, 5/15/2030 (a)	1,104,000	1,099,043
COR, 8.63%, 3/15/2031 (a)	300,000	293,721
Frontier Florida LLC Series E, 6.86%, 2/1/2028	986,000	876,219
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	1,076,000	554,850
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	896,000	849,838
6.63%, 8/1/2026	904,000	853,810
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	1,022,000	976,674
7.00%, 10/15/2028 (a)	982,000	931,339
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,320,000	2,130,340
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	708,000	559,476
3.63%, 1/15/2029 (a)	803,000	443,200
3.75%, 7/15/2029 (a)	809,000	431,901
3.88%, 11/15/2029 (a)	520,000	376,147
4.25%, 7/1/2028 (a)	1,046,000	589,452
4.63%, 9/15/2027 (a)	1,077,000	646,965
10.50%, 5/15/2030 (a)	1,286,110	1,229,852
Ligado Networks LLC 17.50%, 5/1/2024 (a)	474,143	44,972
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	965,000	637,383
5.13%, 12/15/2026 (a)	5,000	3,286
4.50%, 1/15/2029 (a)	410,000	183,192
Series P, 7.60%, 9/15/2039	442,000	169,043
Series U, 7.65%, 3/15/2042	562,000	213,858
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	311,000	326,146
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	937,000	752,627
5.13%, 1/15/2028 (a)	856,800	764,865

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 3/25/2029 (a)	$690,300	$637,506
6.63%, 10/15/2026 (a)	9,000	8,603
Qwest Corp. 7.25%, 9/15/2025	924,000	862,425
RCN Corp. 11.63%, 4/15/2023 (f)	3,000	218
Sable International Finance Ltd. 5.75%, 9/7/2027 (a)	789,000	737,770
Sprint Capital Corp.:
6.88%, 11/15/2028	2,797,000	3,006,244
8.75%, 3/15/2032	1,836,000	2,234,504
Sprint LLC:
7.13%, 6/15/2024	2,344,000	2,385,301
7.63%, 2/15/2025	1,194,000	1,240,017
7.63%, 3/1/2026	1,360,000	1,438,309
Telecom Italia Capital SA:
6.00%, 9/30/2034	834,000	712,411
6.38%, 11/15/2033	891,000	797,908
7.20%, 7/18/2036	1,356,000	1,229,946
7.72%, 6/4/2038	900,000	834,633
Telecom Italia SpA 5.30%, 5/30/2024 (a)	1,319,000	1,292,330
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	259,000	133,364
5.63%, 12/6/2026 (a)	518,000	271,696
6.50%, 10/15/2027 (a)	315,000	95,212
U.S. Cellular Corp. 6.70%, 12/15/2033	698,000	608,663
Viasat, Inc.:
5.63%, 9/15/2025 (a)	750,000	711,420
5.63%, 4/15/2027 (a)	599,000	562,527
6.50%, 7/15/2028 (a)	611,000	448,388
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	248,000	213,260
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	1,380,000	1,173,676
4.75%, 7/15/2031 (a)	1,192,000	1,021,508
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	1,872,000	1,865,748
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b) (c)	233,000	198,024
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	556,000	437,705
5 Year CMT + 3.07%, 5.13%, 6/4/2081 (c)	1,079,000	784,703
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	1,537,000	1,241,389
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	1,193,000	904,879
Security Description	Principal Amount	Value
6.13%, 3/1/2028 (a) (b)	$776,000	$470,504
		67,230,742
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC 7.50%, 5/1/2025 (a) (b)	419,000	264,892
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	530,000	496,085
3.75%, 4/1/2029 (a)	476,000	427,748
5.45%, 11/1/2041	117,000	98,507
5.88%, 12/15/2027 (a)	493,000	490,515
6.20%, 10/1/2040	181,000	163,353
		1,676,208
TRANSPORTATION — 0.3%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	473,000	423,108
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	262,000	197,045
Danaos Corp. 8.50%, 3/1/2028 (a) (b)	332,000	322,714
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	641,000	558,779
Rand Parent LLC 8.50%, 2/15/2030 (a)	770,000	723,723
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	515,000	485,166
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	329,000	134,205
XPO CNW, Inc. 6.70%, 5/1/2034	286,000	260,878
		3,105,618
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	505,000	475,867
Fly Leasing Ltd. 7.00%, 10/15/2024 (a)	371,000	324,992
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	952,000	868,605
6.50%, 10/1/2025 (a)	585,000	585,719
9.75%, 8/1/2027 (a)	372,000	392,453
		2,647,636

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	$407,000	$391,050
TOTAL CORPORATE BONDS & NOTES (Cost $1,212,530,632)		1,136,734,530
	Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III LLC (f)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Ranger Oil Corp. Class A	274	11,190
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (g)	434	3,164
TOTAL COMMON STOCKS (Cost $9,005)		14,354
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy LLC / Tapstone Energy Finance Corp. (f) (Cost $854)	324	856
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (h) (i)	10,106,003	10,107,013
State Street Navigator Securities Lending Portfolio II (j) (k)	87,722,900	87,722,900
TOTAL SHORT-TERM INVESTMENTS (Cost $97,831,692)		97,829,913
TOTAL INVESTMENTS — 105.9% (Cost $1,310,372,183)		1,234,579,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(68,415,399)
NET ASSETS — 100.0%		$1,166,164,254

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 72.2% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $2,204, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,136,733,182	$1,348	$1,136,734,530
Common Stocks	14,354	—	—	14,354
Preferred Stocks	—	—	856	856
Short-Term Investments	97,829,913	—	—	97,829,913
TOTAL INVESTMENTS	$97,844,267	$1,136,733,182	$2,204	$1,234,579,653

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,139,328	$3,139,014	$113,596,853	$106,628,008	$925	$(1,771)	10,106,003	$10,107,013	$140,725
State Street Navigator Securities Lending Portfolio II	60,283,638	60,283,638	155,429,518	127,990,256	—	—	87,722,900	87,722,900	558,057
Total		$63,422,652	$269,026,371	$234,618,264	$925	$(1,771)		$97,829,913	$698,782
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$789,000	$654,286
4.75%, 3/30/2030	810,000	795,857
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,101,000	942,060
2.60%, 8/1/2031 (a)	1,224,000	1,041,134
4.20%, 6/1/2030	678,000	651,863
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,245,000	1,209,468
3.65%, 11/1/2024	975,000	955,549
WPP Finance 2010 3.75%, 9/19/2024	1,456,500	1,419,927
		7,670,144
AEROSPACE & DEFENSE — 1.3%
Boeing Co.:
2.20%, 2/4/2026	9,190,000	8,524,736
2.25%, 6/15/2026	1,301,000	1,190,610
2.60%, 10/30/2025	489,000	459,166
2.70%, 2/1/2027	488,000	450,121
2.75%, 2/1/2026	1,674,000	1,585,981
2.80%, 3/1/2027	597,000	550,094
2.85%, 10/30/2024 (a)	367,000	354,827
2.95%, 2/1/2030	1,588,000	1,398,790
3.10%, 5/1/2026	1,646,000	1,560,062
3.20%, 3/1/2029	1,802,821	1,641,865
3.25%, 2/1/2028	1,749,000	1,630,540
3.45%, 11/1/2028	1,180,000	1,091,170
3.63%, 2/1/2031	654,000	597,697
4.88%, 5/1/2025	6,095,000	6,082,993
5.15%, 5/1/2030	9,160,000	9,218,074
6.13%, 2/15/2033	100,000	106,109
Collins Aerospace 3.50%, 3/15/2027	50,142	47,626
General Dynamics Corp.:
1.15%, 6/1/2026	1,136,000	1,031,443
2.13%, 8/15/2026	632,000	592,007
2.38%, 11/15/2024	840,000	811,087
2.63%, 11/15/2027	1,346,000	1,246,019
3.25%, 4/1/2025	1,405,000	1,367,781
3.50%, 5/15/2025 (a)	1,157,000	1,134,381
3.50%, 4/1/2027	1,280,000	1,239,104
3.63%, 4/1/2030	1,223,000	1,171,414
3.75%, 5/15/2028	1,659,000	1,621,457
Hexcel Corp.:
4.20%, 2/15/2027	824,000	780,831
4.95%, 8/15/2025	1,414,000	1,384,631
Howmet Aerospace, Inc. 3.00%, 1/15/2029	669,000	592,145
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	22,909
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$1,977,000	$1,746,264
3.83%, 4/27/2025	1,231,000	1,200,853
3.85%, 12/15/2026	493,000	481,163
4.40%, 6/15/2028	2,227,000	2,187,305
Lockheed Martin Corp.:
1.85%, 6/15/2030	2,089,000	1,773,624
3.55%, 1/15/2026	2,301,000	2,277,760
3.90%, 6/15/2032	458,000	444,022
4.95%, 10/15/2025	868,000	881,992
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,639,000	1,588,830
3.20%, 2/1/2027	1,189,000	1,137,992
4.40%, 5/1/2030 (a)	534,000	530,775
4.70%, 3/15/2033 (a)	1,325,000	1,338,303
7.75%, 2/15/2031	438,000	516,634
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,379
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,619,000	1,321,735
2.25%, 7/1/2030	1,203,000	1,031,079
2.38%, 3/15/2032	1,050,000	881,748
2.65%, 11/1/2026	473,000	444,885
3.13%, 5/4/2027	1,242,000	1,178,174
3.50%, 3/15/2027	1,203,000	1,163,554
3.95%, 8/16/2025	3,687,000	3,639,991
4.13%, 11/16/2028	3,436,000	3,385,869
5.00%, 2/27/2026	1,428,000	1,449,663
5.15%, 2/27/2033	1,419,000	1,474,525
7.20%, 8/15/2027	299,000	332,628
7.50%, 9/15/2029	1,566,000	1,814,164
Teledyne Technologies, Inc. 0.95%, 4/1/2024	1,083,000	1,038,185
		84,749,766
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	2,072,000	1,967,903
2.45%, 2/4/2032	1,863,000	1,466,554
3.40%, 5/6/2030	1,410,000	1,254,928
4.40%, 2/14/2026	765,000	758,857
4.80%, 2/14/2029	4,034,000	4,005,681
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,163,000	1,097,197
3.25%, 3/27/2030	1,697,000	1,580,739
5.94%, 10/1/2032	655,000	724,194
BAT Capital Corp.:
2.26%, 3/25/2028 (a)	3,387,000	2,908,925
2.73%, 3/25/2031	1,670,000	1,354,854
2.79%, 9/6/2024	1,476,000	1,423,085
3.22%, 8/15/2024	3,599,000	3,494,053
3.22%, 9/6/2026	907,000	854,167
3.46%, 9/6/2029	1,834,000	1,617,441
3.56%, 8/15/2027	4,131,000	3,841,665
4.70%, 4/2/2027	1,427,000	1,400,444

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.74%, 3/16/2032	$1,525,000	$1,417,472
4.91%, 4/2/2030	1,147,000	1,106,465
7.75%, 10/19/2032	3,185,000	3,532,292
BAT International Finance PLC:
1.67%, 3/25/2026 (a)	926,000	843,345
4.45%, 3/16/2028	2,206,000	2,097,575
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	1,556,000	1,439,409
2.75%, 5/14/2031 (a)	1,392,000	1,183,353
3.25%, 8/15/2026	1,119,000	1,061,427
3.75%, 9/25/2027	8,000	7,687
Philip Morris International, Inc.:
0.88%, 5/1/2026	101,000	90,582
1.50%, 5/1/2025	789,000	738,536
1.75%, 11/1/2030 (a)	1,234,000	993,284
2.10%, 5/1/2030	724,000	603,896
2.75%, 2/25/2026	1,673,000	1,585,469
2.88%, 5/1/2024	844,000	825,837
3.13%, 8/17/2027	561,000	531,043
3.13%, 3/2/2028	1,033,000	964,884
3.25%, 11/10/2024	945,000	923,407
3.38%, 8/11/2025	2,734,000	2,650,011
3.38%, 8/15/2029 (a)	1,771,000	1,640,336
4.88%, 2/13/2026	2,814,000	2,834,627
4.88%, 2/15/2028	2,551,000	2,573,041
5.00%, 11/17/2025	1,490,000	1,502,710
5.13%, 11/15/2024	1,776,000	1,789,338
5.13%, 11/17/2027	1,451,000	1,485,345
5.13%, 2/15/2030	5,163,000	5,218,347
5.38%, 2/15/2033	1,601,000	1,636,014
5.63%, 11/17/2029	1,210,000	1,264,668
5.75%, 11/17/2032	1,887,000	1,979,538
Reynolds American, Inc. 4.45%, 6/12/2025	3,365,000	3,304,968
		77,575,593
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2015-2, Class AA, 3.60%, 3/22/2029	566,804	517,384
Series 2016-3, Class AA, 3.00%, 4/15/2030	636,216	565,386
Series AA, Class AA, 3.15%, 8/15/2033	659,781	573,660
Series AA, Class AA, 3.20%, 12/15/2029	610,855	545,439
Series AA, Class AA, 3.35%, 4/15/2031	518,925	462,793
Series AA, Class AA, 3.58%, 7/15/2029	591,874	543,056
Series AA, Class AA, 3.65%, 2/15/2029	739,820	676,159
Security Description	Principal Amount	Value
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	$552,569	$536,589
Delta Air Lines Pass-Through Trust:
Series 2019-1, Class AA, 3.20%, 10/25/2025	1,413,000	1,382,536
Series AA, Class AA, 2.00%, 12/10/2029	1,161,804	1,020,191
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	900,514	756,404
Series 2020-1, Class A, 4.00%, 5/15/2034	106,033	97,383
Southwest Airlines Co.:
2.63%, 2/10/2030	1,672,000	1,421,685
3.00%, 11/15/2026	678,000	634,439
3.45%, 11/16/2027	461,000	430,113
5.13%, 6/15/2027	2,393,000	2,389,100
5.25%, 5/4/2025	1,746,000	1,751,587
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	275,795	252,537
United Airlines Pass-Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	3,145,649	3,125,014
Series 2016-2, Class AA, 2.88%, 4/7/2030	635,636	561,674
Series 2020-1, Class B, 4.88%, 7/15/2027	879,776	848,359
Series A, Class A, 3.75%, 3/3/2028	993,391	927,777
Series A, Class A, 4.00%, 10/11/2027	628,610	593,678
Series A, Class A, 4.15%, 10/11/2025	639,439	626,222
Series A, Class A, 4.30%, 2/15/2027	770,714	736,518
Series AA, Class AA, 2.70%, 11/1/2033	537,791	452,443
Series AA, Class AA, 3.10%, 1/7/2030	751,665	686,991
Series AA, Class AA, 3.50%, 9/1/2031	905,903	810,122
Series AA, Class AA, 4.15%, 2/25/2033	734,331	658,445
		24,583,684
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,283,000	1,206,187
2.40%, 3/27/2025	746,000	724,127
2.85%, 3/27/2030	2,433,000	2,237,071

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PVH Corp. 4.63%, 7/10/2025	$1,689,000	$1,652,602
Ralph Lauren Corp.:
2.95%, 6/15/2030	521,000	468,957
3.75%, 9/15/2025	1,748,000	1,713,320
Tapestry, Inc.:
3.05%, 3/15/2032	1,190,000	965,221
4.25%, 4/1/2025	1,309,000	1,287,545
VF Corp.:
2.40%, 4/23/2025	1,690,000	1,593,856
2.80%, 4/23/2027	132,000	122,322
2.95%, 4/23/2030 (a)	1,584,000	1,333,522
		13,304,730
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
1.50%, 1/13/2025 (a)	1,410,000	1,334,946
4.70%, 1/12/2028	2,274,000	2,296,081
4.75%, 1/12/2026 (a)	1,093,000	1,101,689
Series GMTN, 2.30%, 9/9/2026	1,171,000	1,089,311
Series GMTN, 3.50%, 2/15/2028	451,000	432,410
Series MTN, 0.55%, 7/12/2024	1,469,000	1,392,774
Series MTN, 0.75%, 8/9/2024 (a)	827,000	783,847
Series MTN, 1.00%, 9/10/2025	1,490,000	1,367,671
Series MTN, 1.20%, 7/8/2025	1,378,000	1,277,654
Series MTN, 1.30%, 9/9/2026	1,254,000	1,125,992
Series MTN, 1.80%, 1/13/2031 (a)	887,000	731,181
Series MTN, 2.00%, 3/24/2028 (a)	1,112,000	989,046
Series MTN, 2.15%, 9/10/2024	911,000	878,322
Series MTN, 2.25%, 1/12/2029 (a)	2,077,000	1,834,926
Series MTN, 2.35%, 1/8/2027 (a)	1,443,000	1,339,292
Series MTN, 2.40%, 6/27/2024	643,000	624,147
Cummins, Inc.:
0.75%, 9/1/2025 (a)	681,000	622,291
1.50%, 9/1/2030	727,000	595,013
General Motors Co.:
4.00%, 4/1/2025	759,000	739,327
4.20%, 10/1/2027 (a)	494,000	473,667
5.00%, 10/1/2028 (a)	1,916,000	1,887,528
5.40%, 10/15/2029	1,484,000	1,471,920
5.60%, 10/15/2032	1,508,000	1,472,939
6.13%, 10/1/2025	2,602,000	2,647,483
6.80%, 10/1/2027	1,420,000	1,501,749
Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	$1,797,000	$1,685,101
1.25%, 1/8/2026	2,741,000	2,468,079
1.50%, 6/10/2026	1,313,000	1,169,358
2.35%, 2/26/2027	1,559,000	1,395,632
2.35%, 1/8/2031	1,318,000	1,041,049
2.40%, 4/10/2028	3,709,000	3,237,364
2.40%, 10/15/2028	1,474,000	1,262,791
2.70%, 8/20/2027	1,847,000	1,653,434
2.70%, 6/10/2031	4,702,000	3,770,299
2.75%, 6/20/2025	1,670,000	1,582,542
2.90%, 2/26/2025	1,550,000	1,481,660
3.10%, 1/12/2032	6,290,000	5,126,853
3.50%, 11/7/2024	1,292,000	1,258,447
3.60%, 6/21/2030	1,419,000	1,241,511
3.80%, 4/7/2025	1,588,000	1,543,218
3.85%, 1/5/2028	1,493,000	1,398,075
4.00%, 1/15/2025	1,464,000	1,427,371
4.00%, 10/6/2026	432,000	413,109
4.30%, 7/13/2025	1,394,000	1,362,217
4.30%, 4/6/2029	1,489,000	1,387,331
4.35%, 4/9/2025	1,534,000	1,502,768
5.00%, 4/9/2027	975,000	964,255
5.25%, 3/1/2026	4,814,000	4,814,626
5.65%, 1/17/2029	1,591,000	1,611,174
6.00%, 1/9/2028	1,711,000	1,750,918
6.05%, 10/10/2025	1,502,000	1,527,008
6.40%, 1/9/2033 (a)	1,880,000	1,936,663
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	1,267,000	1,212,646
2.97%, 3/10/2032 (a)	1,143,000	1,026,951
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,109,000	2,674,465
PACCAR Financial Corp.:
2.00%, 2/4/2027	456,000	418,521
2.85%, 4/7/2025	444,000	428,966
3.15%, 6/13/2024	457,000	448,166
3.55%, 8/11/2025 (a)	774,000	758,853
4.45%, 3/30/2026	488,000	488,815
4.60%, 1/10/2028	540,000	548,564
4.95%, 10/3/2025	1,251,000	1,262,922
Series DM#N, 0.50%, 8/9/2024	808,000	762,518
Series MTN, 1.10%, 5/11/2026	470,000	424,997
Series MTN, 1.80%, 2/6/2025	1,334,000	1,268,887
Series MTN, 2.15%, 8/15/2024	488,000	471,359
Toyota Motor Corp.:
1.34%, 3/25/2026 (a)	1,965,000	1,795,499
2.36%, 7/2/2024	852,000	828,067
2.36%, 3/25/2031	485,000	422,222
2.76%, 7/2/2029	1,459,000	1,329,266

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.67%, 7/20/2028 (a)	$489,000	$475,929
Toyota Motor Credit Corp.:
0.63%, 9/13/2024 (a)	794,000	750,290
1.45%, 1/13/2025	904,000	855,961
1.90%, 1/13/2027	986,000	899,193
2.40%, 1/13/2032	485,000	411,741
3.05%, 3/22/2027	2,153,000	2,043,907
3.65%, 8/18/2025	3,009,000	2,945,209
3.65%, 1/8/2029	1,226,000	1,181,067
3.95%, 6/30/2025	1,467,000	1,448,897
4.40%, 9/20/2024	50,000	49,903
4.45%, 6/29/2029	1,101,000	1,110,931
4.55%, 9/20/2027	2,903,000	2,916,760
4.63%, 1/12/2028 (a)	1,647,000	1,666,748
4.80%, 1/10/2025 (a)	1,770,000	1,782,054
5.40%, 11/10/2025	1,260,000	1,292,899
5.45%, 11/10/2027	3,989,000	4,141,779
Series GMTN, 3.05%, 1/11/2028	1,307,000	1,234,305
Series MTN, 0.50%, 6/18/2024	598,000	569,057
Series MTN, 0.80%, 10/16/2025	1,297,000	1,182,501
Series MTN, 0.80%, 1/9/2026	1,201,000	1,089,127
Series MTN, 1.15%, 8/13/2027	900,000	784,890
Series MTN, 1.65%, 1/10/2031 (a)	590,000	483,222
Series MTN, 1.80%, 2/13/2025	1,135,000	1,080,690
Series MTN, 1.90%, 4/6/2028	3,694,000	3,288,177
Series MTN, 2.00%, 10/7/2024 (a)	494,000	475,080
Series MTN, 2.15%, 2/13/2030 (a)	407,000	357,615
Series MTN, 2.90%, 4/17/2024	494,000	483,586
Series MTN, 3.00%, 4/1/2025	1,684,000	1,631,392
Series MTN, 3.20%, 1/11/2027	1,075,000	1,029,925
Series MTN, 3.38%, 4/1/2030	684,000	643,972
Series MTN, 3.40%, 4/14/2025	713,000	695,767
		135,598,317
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC 4.35%, 3/15/2029 (a)	479,000	462,259
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	1,211,000	1,152,933
3.25%, 3/1/2032	1,560,000	1,359,680
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,286,000	1,181,140
Security Description	Principal Amount	Value
3.38%, 3/15/2025 (a)	$910,000	$883,464
Lear Corp.:
2.60%, 1/15/2032 (a)	514,000	401,840
3.50%, 5/30/2030	685,000	604,238
3.80%, 9/15/2027 (a)	799,000	758,515
4.25%, 5/15/2029	443,000	419,353
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,180,000	1,001,643
3.63%, 6/15/2024	719,000	705,713
4.15%, 10/1/2025	1,099,000	1,076,613
5.50%, 3/21/2033	1,426,000	1,479,518
5.98%, 3/21/2026	1,407,000	1,418,256
		12,905,165
BANKS — 28.3%
Australia & New Zealand Banking Group Ltd.:
5.09%, 12/8/2025	1,835,000	1,850,983
Series MTN, 3.70%, 11/16/2025	1,288,000	1,256,148
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	1,571,000	1,420,765
1 year CMT + 2.30%, 5.86%, 9/14/2026 (b)	1,282,000	1,266,526
1 year CMT + 2.70%, 6.14%, 9/14/2028 (a) (b)	890,000	905,762
Banco Santander SA:
1.85%, 3/25/2026	1,802,000	1,613,925
2.75%, 5/28/2025	1,775,000	1,670,204
2.75%, 12/3/2030	1,687,000	1,319,217
2.96%, 3/25/2031 (a)	1,668,000	1,369,895
3.31%, 6/27/2029 (a)	1,075,000	961,867
3.49%, 5/28/2030	1,169,000	1,024,383
3.50%, 3/24/2025	5,073,000	4,873,986
3.80%, 2/23/2028	1,406,000	1,297,949
4.25%, 4/11/2027	1,545,000	1,458,341
4.38%, 4/12/2028	1,677,000	1,588,002
5.15%, 8/18/2025	3,678,000	3,616,872
5.18%, 11/19/2025	1,746,000	1,711,237
5.29%, 8/18/2027 (a)	4,449,000	4,382,487
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	1,923,000	1,674,914
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	1,575,000	1,224,988
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	1,999,000	1,874,882
Bank of America Corp.:
6.22%, 9/15/2026	1,819,000	1,872,315
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	3,378,000	3,249,197
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	7,541,000	7,012,074

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	$2,702,000	$2,556,119
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	2,380,000	1,802,945
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b)	3,550,000	3,047,568
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	3,337,000	3,179,327
SOFR + 0.96%, 1.73%, 7/22/2027 (a) (b)	7,586,000	6,790,608
SOFR + 1.05%, 2.55%, 2/4/2028 (b)	2,867,000	2,609,687
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	2,341,000	2,297,528
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	4,049,000	3,309,734
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	12,581,000	12,553,699
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	6,068,000	5,066,841
SOFR + 1.33%, 2.97%, 2/4/2033 (b)	5,405,000	4,555,226
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	4,068,000	3,903,938
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,916,000	2,827,179
SOFR + 1.75%, 4.83%, 7/22/2026 (b)	3,030,000	2,993,731
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	5,350,000	5,089,562
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	10,176,000	10,637,889
SOFR + 2.04%, 4.95%, 7/22/2028 (b)	4,499,000	4,475,425
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	4,882,000	4,134,908
SOFR + 2.16%, 5.02%, 7/22/2033 (a) (b)	10,406,000	10,278,839
Series GMTN, 3.50%, 4/19/2026	3,407,000	3,275,388
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	2,876,000	2,703,814
Series L, 3.95%, 4/21/2025	3,373,000	3,268,707
Series L, 4.18%, 11/25/2027	2,548,000	2,464,426
Series MTN, 3.25%, 10/21/2027	3,204,000	3,019,225
Series MTN, 3.88%, 8/1/2025	2,342,000	2,289,656
Series MTN, 4.00%, 1/22/2025	4,217,000	4,129,202
Series MTN, 4.20%, 8/26/2024	3,803,000	3,742,114
Series MTN, 4.25%, 10/22/2026	2,375,000	2,303,465
Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/3/2026	$3,621,000	$3,545,719
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	1,922,000	1,801,817
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	13,240,000	12,612,556
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	5,667,000	4,802,612
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	3,488,000	3,324,413
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	3,808,000	3,606,671
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	6,035,000	5,811,403
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	4,264,000	3,787,754
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	2,870,000	2,495,924
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	7,072,000	6,622,292
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	3,542,000	3,409,069
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,513,000	3,350,699
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	3,257,000	3,051,581
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	2,797,000	2,612,202
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	3,525,000	3,167,142
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	3,992,000	3,434,757
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	3,818,000	3,489,652
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	2,728,000	2,178,308
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,587,000	2,875,734
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	3,746,000	3,388,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	$2,423,000	$2,024,465
Bank of Montreal:
2.65%, 3/8/2027	1,547,000	1,429,830
3.70%, 6/7/2025	1,580,000	1,535,950
5.20%, 12/12/2024	1,515,000	1,516,454
5.20%, 2/1/2028	2,064,000	2,081,441
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,154,000	921,665
5 year USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	1,946,000	1,747,119
Series H, 4.25%, 9/14/2024	2,262,000	2,233,883
Series H, 4.70%, 9/14/2027	1,478,000	1,468,083
Series MTN, 0.63%, 7/9/2024	1,243,000	1,174,797
Series MTN, 1.25%, 9/15/2026 (a)	1,769,000	1,564,026
Series MTN, 1.50%, 1/10/2025	1,938,000	1,822,418
Series MTN, 1.85%, 5/1/2025	2,102,000	1,969,574
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	1,727,000	1,542,695
Bank of New York Mellon SOFR + 0.80%, 5.22%, 11/21/2025 (b)	1,743,000	1,747,131
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	616,000	556,106
2.50%, 1/26/2032	532,000	439,746
3.35%, 4/25/2025	984,000	952,109
3.40%, 5/15/2024	586,000	576,683
3.85%, 4/26/2029	931,000	892,177
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	1,044,000	1,015,196
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	1,330,000	1,318,070
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	1,013,000	1,001,746
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	954,000	913,798
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,145,000	1,132,565
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	997,000	979,602
SOFR + 1.82%, 5.80%, 10/25/2028 (b)	1,480,000	1,537,202
SOFR + 2.07%, 5.83%, 10/25/2033 (b)	2,054,000	2,193,960
Series G, 3.00%, 2/24/2025	583,000	563,009
Series J, 0.85%, 10/25/2024 (a)	807,000	755,909
Series J, 1.90%, 1/25/2029	591,000	500,098
Security Description	Principal Amount	Value
Series MTN, 0.75%, 1/28/2026	$1,112,000	$991,226
Series MTN, 1.05%, 10/15/2026 (a)	937,000	820,390
Series MTN, 1.60%, 4/24/2025	1,449,000	1,351,758
Series MTN, 1.65%, 7/14/2028 (a)	463,000	403,106
Series MTN, 1.65%, 1/28/2031	929,000	727,426
Series MTN, 1.80%, 7/28/2031	707,000	557,795
Series MTN, 2.10%, 10/24/2024	756,000	723,658
Series MTN, 2.45%, 8/17/2026	974,000	898,213
Series MTN, 2.80%, 5/4/2026	1,679,000	1,575,909
Series MTN, 3.00%, 10/30/2028	800,000	734,704
Series MTN, 3.25%, 9/11/2024	806,000	784,625
Series MTN, 3.25%, 5/16/2027	928,000	879,178
Series MTN, 3.30%, 8/23/2029	1,767,000	1,625,463
Series MTN, 3.40%, 1/29/2028 (a)	778,000	738,330
Series MTN, 3.85%, 4/28/2028 (a)	1,032,000	997,015
Series MTN, 3.95%, 11/18/2025	768,000	745,421
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (a) (b)	1,608,000	1,537,859
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (b)	1,867,000	1,827,345
Bank of Nova Scotia:
0.65%, 7/31/2024	972,000	916,732
0.70%, 4/15/2024	2,743,000	2,621,485
1.05%, 3/2/2026	1,554,000	1,391,949
1.30%, 6/11/2025	1,226,000	1,130,911
1.30%, 9/15/2026	1,372,000	1,212,423
1.35%, 6/24/2026 (a)	789,000	703,764
1.45%, 1/10/2025	1,922,000	1,802,586
1.95%, 2/2/2027 (a)	860,000	778,128
2.15%, 8/1/2031	526,000	425,734
2.20%, 2/3/2025 (a)	1,506,000	1,431,709
2.45%, 2/2/2032 (a)	634,000	523,709
2.70%, 8/3/2026 (a)	1,326,000	1,231,655
2.95%, 3/11/2027 (a)	1,167,000	1,089,324
3.45%, 4/11/2025	2,345,000	2,274,533
4.50%, 12/16/2025	1,591,000	1,559,244
4.75%, 2/2/2026	1,414,000	1,405,813
4.85%, 2/1/2030	1,882,000	1,858,795
5.25%, 12/6/2024	1,298,000	1,301,011

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	$1,492,000	$1,323,822
Series 2, 5 Year CMT + 2.61%, 3.63%, 10/27/2081 (b)	3,027,000	2,167,060
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031 (b)	1,020,000	835,553
BankUnited, Inc.:
4.88%, 11/17/2025	1,040,000	930,727
5.13%, 6/11/2030 (a)	692,000	582,740
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	646,000	632,092
Barclays PLC:
3.65%, 3/16/2025	6,264,000	5,976,670
4.38%, 9/11/2024	1,674,000	1,613,954
4.38%, 1/12/2026	3,330,000	3,224,472
4.84%, 5/9/2028 (a)	2,153,000	2,034,284
5.20%, 5/12/2026	2,455,000	2,349,975
1 year CMT + 1.05%, 2.28%, 11/24/2027 (b)	1,474,000	1,295,808
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	1,603,000	1,277,238
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b)	488,000	393,860
1 year CMT + 2.30%, 5.30%, 8/9/2026 (b)	1,854,000	1,817,458
1 year CMT + 2.65%, 5.50%, 8/9/2028 (b)	1,920,000	1,906,944
1 year CMT + 3.00%, 5.75%, 8/9/2033 (b)	1,541,000	1,510,010
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b)	1,606,000	1,651,594
1 year CMT + 3.30%, 7.39%, 11/2/2028 (b)	1,705,000	1,805,339
1 year CMT + 3.50%, 7.44%, 11/2/2033 (b)	7,895,000	8,719,001
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	2,152,000	2,094,090
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	1,315,000	1,268,383
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	1,532,000	1,428,391
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,523,000	2,357,617
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	6,191,000	4,862,721
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	1,093,000	1,060,986
BPCE SA:
4.00%, 4/15/2024	1,493,000	1,465,678
Security Description	Principal Amount	Value
Series MTN, 3.38%, 12/2/2026	$1,530,000	$1,430,106
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	1,638,000	1,484,536
1.00%, 10/18/2024	873,000	819,808
1.25%, 6/22/2026	1,173,000	1,049,319
2.25%, 1/28/2025	1,082,000	1,028,895
3.30%, 4/7/2025	3,094,000	2,993,971
3.45%, 4/7/2027	963,000	913,791
3.60%, 4/7/2032 (a)	1,110,000	1,010,222
3.95%, 8/4/2025	2,374,000	2,314,959
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	658,000	608,979
Citigroup, Inc.:
3.20%, 10/21/2026	864,000	815,547
3.30%, 4/27/2025	2,671,000	2,577,729
3.40%, 5/1/2026	4,042,000	3,858,210
3.70%, 1/12/2026	2,548,000	2,468,910
3.75%, 6/16/2024	1,361,000	1,338,407
3.88%, 3/26/2025	1,287,000	1,247,077
4.00%, 8/5/2024	868,000	852,958
4.13%, 7/25/2028	1,999,000	1,892,253
4.30%, 11/20/2026	2,882,000	2,792,370
4.40%, 6/10/2025	3,226,000	3,144,350
4.45%, 9/29/2027	4,622,000	4,482,416
4.60%, 3/9/2026	1,857,000	1,822,014
5.50%, 9/13/2025	3,650,000	3,646,751
6.63%, 1/15/2028	443,000	477,328
6.63%, 6/15/2032 (a)	1,690,000	1,810,058
3 Month SOFR + 1.16%, 3.35%, 4/24/2025 (b)	2,670,000	2,603,517
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (b)	2,917,000	2,728,241
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (b)	3,167,000	3,018,088
3 Month SOFR + 1.60%, 3.98%, 3/20/2030 (b)	9,478,000	8,851,220
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,305,000	3,130,694
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (b)	3,676,000	3,518,851
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	952,000	889,101
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	2,441,000	2,321,196
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	2,643,000	2,489,389
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,050,000	2,724,748
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	3,274,000	2,909,080
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	6,718,000	5,739,120
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	3,281,000	2,718,473

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	$865,000	$706,826
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	3,984,000	3,380,862
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	4,412,000	3,866,765
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	2,138,000	2,053,186
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	4,296,000	4,321,561
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	2,017,000	1,994,248
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	8,904,000	7,984,217
SOFR + 2.09%, 4.91%, 5/24/2033 (a) (b)	6,846,000	6,709,628
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	10,786,000	9,103,384
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	6,830,000	7,387,123
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	4,710,000	4,503,561
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	8,471,000	8,058,547
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (b)	3,362,000	3,127,601
Citizens Bank NA:
SOFR + 1.40%, 4.12%, 5/23/2025 (a) (b)	1,389,000	1,307,869
SOFR + 1.45%, 6.06%, 10/24/2025 (b)	888,000	836,292
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	1,633,000	1,497,036
Series BKNT, 2.25%, 4/28/2025	742,000	664,728
Series BKNT, 3.75%, 2/18/2026	985,000	901,009
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	725,000	572,605
2.64%, 9/30/2032 (a)	200,000	142,030
2.85%, 7/27/2026	631,000	538,830
3.25%, 4/30/2030 (a)	2,533,000	2,099,274
4.30%, 12/3/2025	863,000	775,639
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,242,000	1,143,609
Comerica Bank:
SOFR + 2.61%, 5.33%, 8/25/2033 (b)	1,158,000	1,005,248
Series BKNT, 2.50%, 7/23/2024 (a)	534,000	490,388
Series BKNT, 4.00%, 7/27/2025	563,000	460,658
Comerica, Inc. 4.00%, 2/1/2029 (a)	538,000	425,736
Security Description	Principal Amount	Value
Commonwealth Bank of Australia 5.08%, 1/10/2025	$1,699,000	$1,707,002
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	1,470,000	1,381,315
3.88%, 8/22/2024	1,891,000	1,862,200
4.38%, 8/4/2025	1,896,000	1,834,911
COR, 5.00%, 1/13/2025	1,401,000	1,403,172
Series BKNT, 3.75%, 7/21/2026	1,915,000	1,810,326
Series MTN, 3.38%, 5/21/2025	1,716,000	1,653,761
Credit Suisse AG:
1.25%, 8/7/2026	1,425,000	1,206,462
2.95%, 4/9/2025	1,340,000	1,245,061
4.75%, 8/9/2024	1,030,000	995,021
5.00%, 7/9/2027	1,697,000	1,632,684
7.50%, 2/15/2028	3,307,000	3,507,999
Series MTN, 3.63%, 9/9/2024	3,269,000	3,124,216
Credit Suisse Group AG:
3.75%, 3/26/2025	3,862,000	3,558,254
4.55%, 4/17/2026	3,250,000	2,986,197
Deutsche Bank AG:
0.90%, 5/28/2024	1,658,000	1,557,310
1.69%, 3/19/2026	2,344,000	2,077,159
3.70%, 5/30/2024	4,999,000	4,750,441
4.10%, 1/13/2026	1,377,000	1,255,722
4.16%, 5/13/2025	970,000	927,504
4.50%, 4/1/2025	1,566,000	1,437,760
5.37%, 9/9/2027	1,304,000	1,285,275
5 Year US ISDA + 2.55%, 4.88%, 12/1/2032 (b)	2,321,000	1,890,060
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	1,858,000	1,730,040
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	2,049,000	1,733,925
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	1,644,000	1,400,392
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	1,088,000	842,297
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	3,205,000	2,757,870
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,613,000	1,171,764
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,572,000	2,431,569
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	200,000	149,396
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,872,000	1,535,583
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	1,787,000	1,779,280
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	1,480,000	1,436,177
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	1,541,000	1,427,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 5.44%, 5.88%, 7/8/2031 (b)	$797,000	$693,151
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	1,078,000	871,628
Series BKNT, 3.45%, 7/27/2026	1,275,000	1,174,925
Series BKNT, 4.25%, 3/13/2026 (a)	1,143,000	1,086,261
Series BKNT, 4.65%, 9/13/2028 (a)	1,784,000	1,690,144
Series BKNT, 5 year USD Swap + 1.73%, 4.68%, 8/9/2028 (b)	1,148,000	1,058,169
Fifth Third Bancorp:
2.38%, 1/28/2025	903,000	838,968
2.55%, 5/5/2027 (a)	1,103,000	946,837
3.95%, 3/14/2028	836,000	754,983
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	1,020,000	862,420
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	888,000	815,406
SOFR + 1.66%, 4.34%, 4/25/2033 (b)	603,000	528,029
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	1,295,000	1,195,091
SOFR + 2.19%, 6.36%, 10/27/2028 (a) (b)	1,431,000	1,439,872
Fifth Third Bank NA:
SOFR + 1.23%, 5.85%, 10/27/2025 (b)	1,621,000	1,601,499
Class BKNT, 2.25%, 2/1/2027 (a)	456,000	397,345
Series BKNT, 3.85%, 3/15/2026	2,496,000	2,279,896
Series BKNT, 3.95%, 7/28/2025	1,085,000	1,022,330
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (b)	543,000	499,734
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	923,000	866,715
First Horizon Corp. 4.00%, 5/26/2025	1,007,000	937,487
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028	415,000	404,314
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	1,133,000	1,051,809
FNB Corp. 5.15%, 8/25/2025	1,425,000	1,325,378
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	13,119,000	11,266,466
3.50%, 1/23/2025	3,038,000	2,956,278
Security Description	Principal Amount	Value
3.50%, 4/1/2025	$4,248,000	$4,125,063
3.50%, 11/16/2026	3,902,000	3,726,956
3.75%, 5/22/2025	2,739,000	2,659,980
3.75%, 2/25/2026	2,217,000	2,156,432
3.80%, 3/15/2030	5,276,000	4,914,172
3.85%, 1/26/2027	11,008,000	10,628,004
4.25%, 10/21/2025	2,756,000	2,677,289
5.70%, 11/1/2024	2,302,000	2,319,357
5.95%, 1/15/2027	1,009,000	1,038,876
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	4,551,000	4,280,989
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	5,457,000	5,207,833
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	3,607,000	3,422,718
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	1,756,000	1,606,547
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	4,213,000	3,765,832
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	3,623,000	3,189,001
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	5,449,000	4,866,120
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	5,600,000	4,466,504
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	7,029,000	6,417,477
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	4,075,000	3,360,530
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	4,535,000	3,777,519
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	4,676,000	4,007,613
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	1,597,000	1,561,147
SOFR + 1.73%, 4.48%, 8/23/2028 (a) (b)	3,700,000	3,619,784
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	5,843,000	5,532,737
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	2,846,000	2,759,766
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	5,236,000	4,259,486
Series MTN, 3.85%, 7/8/2024	3,095,000	3,042,323
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	3,036,000	2,717,190
HSBC Holdings PLC:
3.90%, 5/25/2026	3,408,000	3,226,388
4.25%, 8/18/2025	1,713,000	1,632,506
4.30%, 3/8/2026	3,970,000	3,878,730
4.38%, 11/23/2026	975,000	931,447

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 3/31/2030 (a)	$3,398,000	$3,333,200
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	3,496,000	3,345,322
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	3,811,000	3,624,871
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,906,000	3,677,499
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	3,680,000	3,325,763
SOFR + 0.71%, 0.98%, 5/24/2025 (b)	2,598,000	2,446,043
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	3,285,000	2,909,032
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	4,184,000	3,419,081
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	2,435,000	2,146,526
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	2,321,000	1,951,497
SOFR + 1.40%, 2.63%, 11/7/2025 (b)	6,134,000	5,799,452
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	1,539,000	1,253,592
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	2,243,000	2,126,835
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	1,395,000	1,354,210
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	5,585,000	5,103,126
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,371,000	2,031,568
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	2,511,000	2,307,308
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	1,573,000	1,269,096
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	3,442,000	3,538,273
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	3,335,000	3,229,414
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	1,505,000	1,264,606
SOFR + 2.39%, 6.25%, 3/9/2034 (b)	3,986,000	4,166,964
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	2,618,000	2,387,145
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	2,839,000	2,815,380
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	2,607,000	2,576,733
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	2,196,000	2,285,026
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	3,957,000	4,229,519
Security Description	Principal Amount	Value
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	$5,476,000	$6,115,159
HSBC USA, Inc.:
3.50%, 6/23/2024	715,000	694,665
3.75%, 5/24/2024	1,422,000	1,389,194
5.63%, 3/17/2025	1,506,000	1,510,623
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	1,031,000	816,315
2.63%, 8/6/2024 (a)	608,000	568,930
4.00%, 5/15/2025	1,661,000	1,566,904
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (b)	519,000	363,113
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	1,503,000	1,376,898
SOFR + 2.05%, 5.02%, 5/17/2033 (a) (b)	1,136,000	1,038,565
Huntington National Bank:
5.65%, 1/10/2030	1,199,000	1,153,750
SOFR + 1.21%, 4.01%, 5/16/2025 (b)	877,000	838,982
SOFR + 1.22%, 5.70%, 11/18/2025 (b)	1,272,000	1,231,016
SOFR + 1.65%, 4.55%, 5/17/2028 (a) (b)	698,000	655,666
ING Groep NV:
3.55%, 4/9/2024	577,000	566,106
3.95%, 3/29/2027	1,841,000	1,759,278
4.05%, 4/9/2029	1,578,000	1,480,748
4.55%, 10/2/2028	1,820,000	1,746,508
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	621,000	511,083
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	2,442,000	2,362,195
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	1,886,000	1,790,191
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,611,000	1,471,858
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,627,000	1,448,323
JPMorgan Chase & Co.:
2.95%, 10/1/2026	957,000	904,432
3.13%, 1/23/2025	3,386,000	3,292,106
3.20%, 6/15/2026	2,215,000	2,126,799
3.30%, 4/1/2026	2,946,000	2,843,361
3.63%, 5/13/2024 (a)	2,540,000	2,507,590
3.63%, 12/1/2027	1,635,000	1,563,992
3.88%, 9/10/2024	3,156,000	3,102,411
3.90%, 7/15/2025 (a)	3,387,000	3,334,468
4.13%, 12/15/2026	2,531,000	2,471,446
4.25%, 10/1/2027	3,887,000	3,813,341
7.63%, 10/15/2026	1,622,000	1,763,163
7.75%, 7/15/2025	302,000	320,256
8.00%, 4/29/2027	1,499,000	1,698,997
8.75%, 9/1/2030	939,000	1,122,396
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	2,744,000	2,599,309

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (b)	$2,537,000	$2,264,323
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (b)	1,755,000	1,399,788
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	6,633,000	6,248,485
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (b)	4,134,000	4,019,571
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	3,062,000	2,867,747
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	3,082,000	2,945,128
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	5,384,000	5,009,220
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	3,862,000	3,747,453
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	3,339,000	3,224,572
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,604,000	3,501,070
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,835,000	3,670,248
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	3,491,000	3,302,800
SOFR + 0.49%, 0.77%, 8/9/2025 (a) (b)	1,768,000	1,658,667
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	2,727,000	2,583,832
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	4,611,000	4,321,291
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	3,821,000	3,377,458
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (b)	3,903,000	3,489,672
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	4,434,000	3,983,284
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	1,785,000	1,696,999
SOFR + 0.98%, 3.85%, 6/14/2025 (b)	2,645,000	2,599,109
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	2,830,000	2,450,808
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,693,000	2,971,203
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	14,395,000	14,490,727
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,286,000	2,185,462
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	1,542,000	1,430,698
Security Description	Principal Amount	Value
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	$4,343,000	$3,605,124
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	4,428,000	3,729,837
SOFR + 1.26%, 2.96%, 1/25/2033 (a) (b)	4,661,000	3,989,676
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	3,554,000	3,486,296
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	4,849,000	4,231,480
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	4,105,000	4,009,887
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	4,566,000	4,444,499
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	8,142,000	7,646,315
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	1,832,000	1,642,296
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	4,326,000	4,319,035
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	3,591,000	3,071,490
SOFR + 2.08%, 4.91%, 7/25/2033 (a) (b)	9,693,000	9,637,459
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	4,193,000	3,610,844
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (b)	14,137,000	14,424,122
KeyBank NA:
4.15%, 8/8/2025	1,628,000	1,542,546
4.70%, 1/26/2026	1,380,000	1,325,711
4.90%, 8/8/2032	1,048,000	919,306
5.00%, 1/26/2033 (a)	3,089,000	2,868,384
5.85%, 11/15/2027 (a)	1,280,000	1,259,750
Series BKNT, 3.30%, 6/1/2025	953,000	890,350
Series BKNT, 3.40%, 5/20/2026	1,213,000	1,075,543
Series BKNT, 3.90%, 4/13/2029 (a)	858,000	729,377
Series BKNT, 4.39%, 12/14/2027	25,000	22,886
Series BKNT, 6.95%, 2/1/2028	1,144,000	1,160,966
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (b)	1,353,000	1,302,709
SOFR + 2.06%, 4.79%, 6/1/2033 (b)	1,578,000	1,414,582
Series MTN, 2.25%, 4/6/2027	1,123,000	954,011
Series MTN, 2.55%, 10/1/2029 (a)	773,000	617,967
Series MTN, 4.10%, 4/30/2028 (a)	988,000	886,177
Series MTN, 4.15%, 10/29/2025 (a)	2,520,000	2,370,035

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Bank PLC 3.50%, 5/14/2025	$1,325,000	$1,274,385
Lloyds Banking Group PLC:
3.75%, 1/11/2027 (a)	1,587,000	1,486,130
4.38%, 3/22/2028	1,682,000	1,600,406
4.45%, 5/8/2025	1,697,000	1,658,376
4.50%, 11/4/2024	1,137,000	1,094,533
4.55%, 8/16/2028	1,770,000	1,680,314
4.58%, 12/10/2025	1,757,000	1,668,640
4.65%, 3/24/2026	2,168,000	2,063,589
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,738,000	1,534,237
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,588,000	1,493,959
1 year CMT + 1.70%, 5.87%, 3/6/2029 (b)	2,727,000	2,750,861
1 year CMT + 1.75%, 4.72%, 8/11/2026 (b)	1,580,000	1,537,293
1 year CMT + 2.30%, 4.98%, 8/11/2033 (b)	1,639,000	1,569,916
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	4,173,000	4,056,615
1 year CMT + 3.75%, 7.95%, 11/15/2033 (b)	1,498,000	1,656,324
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,403,000	2,197,543
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	1,608,000	1,530,543
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,960,000	1,821,781
M&T Bank Corp.:
4.00%, 7/15/2024	1,054,000	1,027,091
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	962,000	888,946
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	3,525,000	3,261,612
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026	1,451,000	1,366,320
4.70%, 1/27/2028 (a)	1,631,000	1,527,709
5.40%, 11/21/2025	1,523,000	1,470,837
Series BKNT, 2.90%, 2/6/2025	672,000	627,104
Series BKNT, 3.40%, 8/17/2027	1,440,000	1,241,021
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,310,000	2,119,517
2.05%, 7/17/2030	1,194,000	972,812
2.19%, 2/25/2025	3,424,000	3,225,853
2.56%, 2/25/2030	1,271,000	1,081,087
2.76%, 9/13/2026	1,018,000	940,693
2.80%, 7/18/2024	1,523,000	1,468,461
3.20%, 7/18/2029	1,944,000	1,736,089
3.29%, 7/25/2027 (a)	889,000	833,553
3.68%, 2/22/2027 (a)	973,000	938,634
Security Description	Principal Amount	Value
3.74%, 3/7/2029	$1,659,000	$1,552,310
3.78%, 3/2/2025 (a)	849,000	827,750
3.85%, 3/1/2026	3,342,000	3,204,410
3.96%, 3/2/2028	1,549,000	1,492,229
4.05%, 9/11/2028 (a)	957,000	932,817
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	1,751,000	1,630,689
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	1,988,000	1,872,020
1 year CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	1,578,000	1,387,267
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	3,409,000	3,014,613
1 year CMT + 0.83%, 2.34%, 1/19/2028 (b)	1,435,000	1,288,573
1 year CMT + 1.08%, 5.72%, 2/20/2026 (b)	2,092,000	2,097,251
1 year CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,341,000	1,106,768
1 year CMT + 1.13%, 3.84%, 4/17/2026 (b)	985,000	952,830
1 year CMT + 1.30%, 4.08%, 4/19/2028 (b)	494,000	473,049
1 year CMT + 1.38%, 5.42%, 2/22/2029 (b)	1,397,000	1,409,824
1 year CMT + 1.53%, 5.48%, 2/22/2031 (b)	8,263,000	8,328,195
1 year CMT + 1.55%, 4.32%, 4/19/2033 (a) (b)	655,000	603,641
1 year CMT + 1.55%, 5.06%, 9/12/2025 (b)	2,588,000	2,569,108
1 year CMT + 1.63%, 5.44%, 2/22/2034 (b)	2,623,000	2,650,148
1 year CMT + 1.70%, 4.79%, 7/18/2025 (b)	1,765,000	1,747,015
1 year CMT + 1.90%, 5.35%, 9/13/2028 (b)	2,635,000	2,643,142
1 year CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	1,324,000	1,313,765
1 year CMT + 2.13%, 5.13%, 7/20/2033 (b)	1,892,000	1,866,250
1 year CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	1,174,000	1,182,676
1 year CMT + 0.95%, 2.31%, 7/20/2032 (b)	2,175,000	1,742,719
1 year CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,339,000	1,081,122
Mizuho Financial Group, Inc.:
2.84%, 9/13/2026	1,561,000	1,446,782
3.17%, 9/11/2027 (a)	1,694,000	1,574,980
3.66%, 2/28/2027 (a)	1,428,000	1,354,115
4.02%, 3/5/2028 (a)	1,811,000	1,710,037
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	1,562,000	1,372,592
1 year CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	491,000	461,481

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	$1,059,000	$941,832
1 year CMT + 1.50%, 5.67%, 5/27/2029 (b)	1,713,000	1,735,749
1 year CMT + 1.65%, 5.74%, 5/27/2031 (b)	1,721,000	1,755,661
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b)	1,272,000	1,276,999
1 year CMT + 2.40%, 5.67%, 9/13/2033 (b)	1,819,000	1,847,285
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	575,000	537,056
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b)	1,247,000	1,037,629
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (b)	1,048,000	921,391
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	1,232,000	1,163,131
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	895,000	861,715
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	1,177,000	1,122,470
SOFR + 1.53%, 1.98%, 9/8/2031 (b)	802,000	633,115
SOFR + 1.57%, 2.87%, 9/13/2030 (b)	880,000	758,375
SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,690,000	1,374,731
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,219,000	1,076,621
1 year CMT + 0.87%, 2.17%, 5/22/2032 (b)	681,000	534,857
1 year CMT + 0.90%, 2.26%, 7/9/2032 (a) (b)	585,000	460,611
Morgan Stanley:
3.63%, 1/20/2027	2,810,000	2,704,232
3.95%, 4/23/2027	984,000	950,564
5.00%, 11/24/2025	2,523,000	2,510,612
7.25%, 4/1/2032	2,256,000	2,637,129
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	4,218,000	3,987,191
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (b)	3,778,000	3,748,532
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	3,818,000	3,615,188
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,391,000	3,022,297
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	4,887,000	4,401,134
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	2,127,000	2,020,097
Security Description	Principal Amount	Value
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	$2,866,000	$2,620,470
SOFR + 1.16%, 3.62%, 4/17/2025 (b)	2,144,000	2,104,379
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	3,083,000	2,613,058
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	1,944,000	1,940,345
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	4,131,000	3,124,193
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	5,817,000	5,651,099
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	3,045,000	3,004,258
SOFR + 1.73%, 5.12%, 2/1/2029 (a) (b)	5,620,000	5,655,181
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	4,224,000	3,969,208
SOFR + 2.08%, 4.89%, 7/20/2033 (a) (b)	2,661,000	2,611,905
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	4,374,000	4,601,054
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	4,023,000	4,398,265
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	2,755,000	2,596,698
Series F, 3.88%, 4/29/2024	3,353,000	3,311,155
Series GMTN, 3.70%, 10/23/2024	3,377,000	3,317,632
Series GMTN, 3.88%, 1/27/2026	4,356,000	4,256,422
Series GMTN, 4.00%, 7/23/2025	3,843,000	3,768,676
Series GMTN, 4.35%, 9/8/2026	3,054,000	2,979,360
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	4,309,000	4,082,821
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	6,735,000	6,482,437
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	13,026,000	11,558,882
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	5,832,000	5,020,885
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	1,872,000	1,505,818
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,711,000	1,589,947
Series MTN, 3.13%, 7/27/2026	2,344,000	2,221,198
Series MTN, 6.25%, 8/9/2026	1,757,000	1,835,028

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	$8,744,000	$8,167,158
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	3,431,000	2,712,926
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	3,512,000	2,757,517
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	2,313,000	2,231,305
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	1,562,000	1,278,497
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	4,295,000	3,932,030
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	1,665,000	1,703,362
National Australia Bank Ltd.:
3.38%, 1/14/2026	1,779,000	1,718,051
3.91%, 6/9/2027 (a)	1,524,000	1,479,591
5.13%, 11/22/2024	1,436,000	1,445,420
Series BKNT, 2.50%, 7/12/2026	1,428,000	1,333,723
National Bank of Canada:
5.25%, 1/17/2025	1,417,000	1,414,775
SOFR + 1.01%, 3.75%, 6/9/2025 (b)	1,564,000	1,530,171
Series FXD, 0.75%, 8/6/2024	507,000	477,204
NatWest Group PLC:
4.80%, 4/5/2026	1,498,000	1,461,134
1 year CMT + 0.90%, 1.64%, 6/14/2027 (a) (b)	1,810,000	1,595,153
1 year CMT + 1.35%, 5.85%, 3/2/2027 (b)	3,291,000	3,298,503
1 year CMT + 2.10%, 6.02%, 3/2/2034 (b)	1,109,000	1,147,405
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	1,698,000	1,536,860
1 year CMT + 2.85%, 7.47%, 11/10/2026 (b)	1,845,000	1,913,708
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	2,379,000	2,288,622
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (b)	1,997,000	1,870,470
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	2,205,000	2,141,672
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (b)	478,000	448,278
1 year CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,711,000	1,696,799
Security Description	Principal Amount	Value
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	$1,472,000	$1,123,268
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,155,000	963,478
3.15%, 5/3/2029 (a)	1,062,000	979,122
3.65%, 8/3/2028 (a)	477,000	456,489
3.95%, 10/30/2025	1,163,000	1,127,691
4.00%, 5/10/2027	1,390,000	1,361,283
6.13%, 11/2/2032	1,557,000	1,659,061
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	1,181,000	1,067,541
PNC Bank NA:
2.50%, 8/27/2024	760,000	729,843
Series BKNT, 2.70%, 10/22/2029	1,924,000	1,652,524
Series BKNT, 2.95%, 2/23/2025	1,505,000	1,436,146
Series BKNT, 3.10%, 10/25/2027	768,000	716,244
Series BKNT, 3.25%, 6/1/2025	1,418,000	1,354,204
Series BKNT, 3.25%, 1/22/2028	1,198,000	1,112,738
Series BKNT, 3.30%, 10/30/2024	1,043,000	1,008,873
Series BKNT, 3.88%, 4/10/2025	857,000	828,248
Series BKNT, 4.05%, 7/26/2028	1,622,000	1,534,461
Series BKNT, 4.20%, 11/1/2025	639,000	618,424
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	700,000	614,537
2.20%, 11/1/2024	512,000	486,851
2.55%, 1/22/2030 (a)	4,837,000	4,125,961
2.60%, 7/23/2026	1,072,000	993,626
3.15%, 5/19/2027 (a)	744,000	695,990
3.45%, 4/23/2029	1,450,000	1,345,557
3.90%, 4/29/2024	1,058,000	1,036,755
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	1,604,000	1,604,305
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	1,256,000	1,032,570
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	984,000	971,956
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	1,559,000	1,568,354
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (b)	644,000	596,821
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (b)	1,820,000	1,796,850
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	2,772,000	2,918,223
Regions Financial Corp.:
1.80%, 8/12/2028	778,000	637,882

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 5/18/2025	$1,221,000	$1,124,834
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	736,000	695,181
1.20%, 4/27/2026	1,913,000	1,716,879
3.38%, 4/14/2025	1,613,000	1,563,884
3.63%, 5/4/2027	964,000	923,705
3.88%, 5/4/2032	1,110,000	1,034,098
3.97%, 7/26/2024	1,393,000	1,374,236
4.24%, 8/3/2027	1,396,000	1,362,384
4.88%, 1/12/2026	2,132,000	2,136,093
4.90%, 1/12/2028 (a)	1,370,000	1,371,014
5.00%, 2/1/2033	1,356,000	1,372,028
5.66%, 10/25/2024	1,708,000	1,722,740
6.00%, 11/1/2027	2,836,000	2,965,548
Series FXD, 2.05%, 1/21/2027 (a)	771,000	698,973
Series GMTN, 0.75%, 10/7/2024 (a)	1,185,000	1,111,423
Series GMTN, 0.88%, 1/20/2026 (a)	2,419,000	2,177,535
Series GMTN, 1.15%, 7/14/2026	487,000	437,268
Series GMTN, 1.40%, 11/2/2026	1,088,000	964,784
Series GMTN, 1.60%, 1/21/2025 (a)	907,000	854,131
Series GMTN, 2.25%, 11/1/2024	1,272,000	1,218,067
Series GMTN, 2.55%, 7/16/2024	1,139,000	1,102,290
Series GMTN, 4.65%, 1/27/2026	5,172,000	5,097,006
Series MTN, 1.15%, 6/10/2025	2,016,000	1,855,284
Series MTN, 2.30%, 11/3/2031 (a)	1,826,000	1,512,512
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,043,000	943,686
3.45%, 6/2/2025	1,929,000	1,813,395
4.40%, 7/13/2027	1,115,000	1,052,515
4.50%, 7/17/2025	1,387,000	1,324,793
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	2,062,000	1,783,609
SOFR + 1.38%, 4.26%, 6/9/2025 (b)	495,000	477,705
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	1,824,000	1,791,059
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	1,138,000	1,137,283
Santander U.K. Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (b)	1,511,000	1,382,671
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	964,000	839,750
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	$1,513,000	$1,330,033
SOFR + 1.48%, 2.90%, 3/15/2032 (a) (b)	830,000	673,163
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	1,539,000	1,565,471
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	2,163,000	2,192,438
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,292,000	1,153,950
Santander U.K. PLC 2.88%, 6/18/2024	180,000	173,650
Sumitomo Mitsui Banking Corp.:
Series GMTN, 3.40%, 7/11/2024	463,000	453,772
Series GMTN, 3.65%, 7/23/2025	443,000	426,516
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	2,681,000	2,382,363
1.40%, 9/17/2026	2,160,000	1,888,726
1.47%, 7/8/2025	3,212,000	2,944,537
1.71%, 1/12/2031 (a)	991,000	768,610
1.90%, 9/17/2028	2,769,000	2,341,771
2.13%, 7/8/2030	1,962,000	1,596,891
2.14%, 9/23/2030	861,000	684,977
2.17%, 1/14/2027	1,488,000	1,333,799
2.22%, 9/17/2031	859,000	685,293
2.35%, 1/15/2025	2,014,000	1,911,669
2.45%, 9/27/2024	942,000	902,634
2.47%, 1/14/2029	1,232,000	1,063,721
2.63%, 7/14/2026	2,866,000	2,650,219
2.70%, 7/16/2024	4,417,000	4,264,613
2.72%, 9/27/2029 (a)	1,454,000	1,251,996
2.75%, 1/15/2030	1,428,000	1,230,293
3.01%, 10/19/2026	1,537,000	1,429,933
3.04%, 7/16/2029	3,577,000	3,163,749
3.20%, 9/17/2029 (a)	1,072,000	936,746
3.35%, 10/18/2027	1,125,000	1,043,831
3.36%, 7/12/2027 (a)	2,057,000	1,944,750
3.45%, 1/11/2027	1,433,000	1,349,356
3.54%, 1/17/2028	1,717,000	1,590,491
3.78%, 3/9/2026 (a)	1,862,000	1,815,059
3.94%, 7/19/2028 (a)	629,000	592,965
4.31%, 10/16/2028 (a)	604,000	584,811
5.46%, 1/13/2026	2,408,000	2,431,189
5.52%, 1/13/2028	2,503,000	2,540,845
5.77%, 1/13/2033 (a)	2,121,000	2,216,445
COR, 5.71%, 1/13/2030	3,260,000	3,362,527
Synchrony Bank:
5.40%, 8/22/2025	1,415,000	1,326,803
5.63%, 8/23/2027	856,000	786,647
Synovus Bank 5.63%, 2/15/2028	1,412,000	1,280,628

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Synovus Financial Corp. 5.20%, 8/11/2025	$1,200,000	$1,054,128
Toronto-Dominion Bank:
1.25%, 12/13/2024	564,000	529,839
2.80%, 3/10/2027	1,417,000	1,309,549
3.20%, 3/10/2032	1,718,000	1,511,136
3.77%, 6/6/2025	2,087,000	2,032,529
4.11%, 6/8/2027	4,498,000	4,357,617
4.29%, 9/13/2024	1,906,000	1,884,062
4.69%, 9/15/2027	1,848,000	1,829,742
5.10%, 1/9/2026	2,497,000	2,511,957
5.16%, 1/10/2028	1,685,000	1,703,097
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	1,821,000	1,723,649
Series FXD, 1.45%, 1/10/2025	1,067,000	1,003,492
Series FXD, 1.95%, 1/12/2027	1,106,000	993,542
Series GMTN, 2.45%, 1/12/2032	1,062,000	880,833
Series MTN, 0.70%, 9/10/2024	1,230,000	1,155,929
Series MTN, 0.75%, 9/11/2025 (a)	1,505,000	1,355,102
Series MTN, 0.75%, 1/6/2026	1,699,000	1,517,105
Series MTN, 1.15%, 6/12/2025 (a)	1,425,000	1,312,739
Series MTN, 1.20%, 6/3/2026	1,542,000	1,373,552
Series MTN, 1.25%, 9/10/2026	1,639,000	1,450,171
Series MTN, 2.00%, 9/10/2031	906,000	729,203
Series MTN, 2.65%, 6/12/2024	1,699,000	1,652,396
Truist Bank:
Series BKNT, 2.25%, 3/11/2030 (a)	1,241,000	1,018,613
Series BKNT, 1.50%, 3/10/2025	1,501,000	1,382,796
Series BKNT, 2.15%, 12/6/2024	534,000	503,071
Series BKNT, 3.30%, 5/15/2026	902,000	832,501
Series BKNT, 3.63%, 9/16/2025	1,344,000	1,282,593
Series BKNT, 3.80%, 10/30/2026	951,000	880,902
Series BKNT, 4.05%, 11/3/2025	1,741,000	1,672,944
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	3,751,000	3,514,800
Series BNKT, 3.20%, 4/1/2024	487,000	473,817
Security Description	Principal Amount	Value
Truist Financial Corp.:
4.00%, 5/1/2025	$741,000	$715,450
SOFR + 1.37%, 4.12%, 6/6/2028 (b)	1,601,000	1,522,407
SOFR + 1.44%, 4.87%, 1/26/2029 (b)	5,107,000	4,970,592
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	1,789,000	1,723,666
SOFR + 1.85%, 5.12%, 1/26/2034 (a) (b)	2,710,000	2,639,838
SOFR + 2.24%, 4.92%, 7/28/2033 (b)	3,537,000	3,296,625
SOFR + 2.30%, 6.12%, 10/28/2033 (b)	975,000	1,021,478
Series MTN, 1.13%, 8/3/2027	752,000	635,666
Series MTN, 1.20%, 8/5/2025	1,393,000	1,253,031
Series MTN, 1.95%, 6/5/2030 (a)	494,000	398,623
Series MTN, 2.50%, 8/1/2024	1,632,000	1,563,081
Series MTN, 2.85%, 10/26/2024	3,224,000	3,084,336
Series MTN, 3.70%, 6/5/2025	942,000	902,135
Series MTN, 3.88%, 3/19/2029	979,000	881,599
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	1,357,000	1,193,034
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	1,018,000	850,732
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (a) (b)	1,596,000	1,588,994
U.S. Bancorp:
1.45%, 5/12/2025	1,635,000	1,508,059
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (b)	1,809,000	1,399,207
SOFR + 1.23%, 4.65%, 2/1/2029 (b)	2,160,000	2,106,173
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	7,942,000	7,978,454
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	3,642,000	3,530,773
SOFR + 1.66%, 4.55%, 7/22/2028 (b)	2,145,000	2,087,986
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	2,159,000	2,255,961
SOFR + 2.11%, 4.97%, 7/22/2033 (b)	2,649,000	2,512,206
Series DMTN, 3.00%, 7/30/2029 (a)	1,382,000	1,205,906
Series MTN, 1.38%, 7/22/2030 (a)	1,397,000	1,093,921

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.90%, 4/26/2028 (a)	$881,000	$843,020
Series MTN, 3.95%, 11/17/2025	619,000	604,317
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	1,382,000	1,241,713
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	689,000	570,223
Series V, 2.38%, 7/22/2026	1,679,000	1,541,523
Series W, 3.10%, 4/27/2026	1,637,000	1,519,103
Series W, 3.60%, 9/11/2024 (a)	1,714,000	1,660,763
Series X, 3.15%, 4/27/2027	1,438,000	1,346,040
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025	937,000	884,238
Series BKNT, 2.80%, 1/27/2025	908,000	869,501
Valley National Bancorp 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (a) (b)	456,000	388,380
Wachovia Corp. 7.57%, 8/1/2026 (b) (c)	918,000	965,690
Webster Financial Corp. 4.10%, 3/25/2029	839,000	759,169
Wells Fargo & Co.:
3.00%, 4/22/2026	4,907,000	4,637,066
3.00%, 10/23/2026	4,469,000	4,178,336
SOFR + 1.32%, 3.91%, 4/25/2026 (b)	3,590,000	3,480,936
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	6,683,000	6,305,076
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	2,199,000	2,159,066
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	5,478,000	5,411,004
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	5,182,000	4,862,322
SOFR + 2.10%, 4.90%, 7/25/2033 (b)	10,341,000	10,086,508
Series B, 7.95%, 11/15/2029	5,656,000	6,300,841
Series GMTN, 4.30%, 7/22/2027	3,652,000	3,541,344
Series MTN, 3.00%, 2/19/2025	2,438,000	2,347,404
Series MTN, 3.30%, 9/9/2024	2,451,000	2,392,568
Series MTN, 3.55%, 9/29/2025	3,314,000	3,187,770
Series MTN, 4.10%, 6/3/2026	3,545,000	3,432,978
Security Description	Principal Amount	Value
Series MTN, 4.15%, 1/24/2029	$3,233,000	$3,092,979
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (b)	5,908,000	5,126,962
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	3,894,000	3,668,070
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	5,191,000	4,936,797
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,430,000	3,228,350
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	4,425,000	4,167,332
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (a) (b)	916,000	870,209
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (b)	4,358,000	3,697,589
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	7,105,000	6,157,690
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	6,234,000	5,605,613
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b)	2,808,000	2,687,958
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (b)	1,079,000	713,672
Westpac Banking Corp.:
1.02%, 11/18/2024	2,355,000	2,217,515
1.15%, 6/3/2026	1,859,000	1,667,374
1.95%, 11/20/2028	3,519,000	3,064,451
2.15%, 6/3/2031 (a)	1,667,000	1,407,365
2.35%, 2/19/2025	1,422,000	1,362,219
2.65%, 1/16/2030	1,129,000	1,006,684
2.70%, 8/19/2026	1,474,000	1,384,455
2.85%, 5/13/2026	1,986,000	1,882,251
3.35%, 3/8/2027	955,000	912,302
3.40%, 1/25/2028 (a)	1,618,000	1,537,618
3.74%, 8/26/2025	934,000	913,704
4.04%, 8/26/2027	1,771,000	1,737,741
5.35%, 10/18/2024	774,000	780,169
5.46%, 11/18/2027	2,512,000	2,611,199
1 year CMT + 2.68%, 5.41%, 8/10/2033 (b)	1,197,000	1,147,348
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,696,000	1,325,271
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (b)	1,389,000	1,242,113

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	$1,810,000	$1,699,572
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (a) (b)	1,583,000	1,234,962
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	2,134,000	2,025,785
Wintrust Financial Corp. 4.85%, 6/6/2029	435,000	402,475
Zions Bancorp NA 3.25%, 10/29/2029	1,138,000	794,438
		1,811,191,748
BEVERAGES — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,534,000	4,449,532
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,509,000	2,366,664
4.00%, 4/13/2028	3,362,000	3,313,991
4.75%, 1/23/2029	5,724,000	5,846,951
4.90%, 1/23/2031 (a)	921,000	953,124
Brown-Forman Corp.:
3.50%, 4/15/2025	406,000	397,243
4.75%, 4/15/2033	2,757,000	2,789,284
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,441,000	1,249,967
1.38%, 3/15/2031	633,000	516,294
1.45%, 6/1/2027 (a)	1,981,000	1,798,748
1.50%, 3/5/2028 (a)	1,216,000	1,083,055
1.65%, 6/1/2030	1,727,000	1,461,508
1.75%, 9/6/2024	487,000	472,570
2.00%, 3/5/2031	1,023,000	875,095
2.13%, 9/6/2029	1,436,000	1,289,370
2.25%, 1/5/2032 (a)	1,101,000	957,430
2.90%, 5/25/2027	1,068,000	1,023,187
3.38%, 3/25/2027	1,189,000	1,168,692
3.45%, 3/25/2030	5,428,000	5,210,717
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,038,000	1,025,461
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030 (a)	1,473,000	1,311,780
Constellation Brands, Inc.:
2.88%, 5/1/2030	1,041,000	912,551
3.15%, 8/1/2029	814,000	744,598
3.50%, 5/9/2027	300,000	289,197
3.60%, 5/9/2024	1,803,000	1,776,965
3.60%, 2/15/2028	827,000	786,915
3.70%, 12/6/2026	1,183,000	1,145,818
4.35%, 5/9/2027	640,000	631,802
4.40%, 11/15/2025	1,056,000	1,042,156
4.65%, 11/15/2028	493,000	491,886
4.75%, 11/15/2024	712,000	711,943
4.75%, 12/1/2025	1,772,000	1,771,964
Security Description	Principal Amount	Value
5.00%, 2/2/2026	$1,557,000	$1,558,277
Diageo Capital PLC:
1.38%, 9/29/2025	1,226,000	1,132,836
2.00%, 4/29/2030	1,642,000	1,399,066
2.13%, 10/24/2024	884,000	848,976
2.13%, 4/29/2032	110,000	91,331
2.38%, 10/24/2029	489,000	430,706
3.88%, 5/18/2028	1,271,000	1,242,352
5.20%, 10/24/2025	495,000	501,811
5.30%, 10/24/2027	1,484,000	1,543,108
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (a)	836,000	701,019
2.55%, 9/15/2026	467,000	433,068
3.20%, 5/1/2030	1,900,000	1,732,610
3.40%, 11/15/2025	738,000	709,801
3.43%, 6/15/2027	897,000	857,595
3.95%, 4/15/2029	1,733,000	1,661,583
4.05%, 4/15/2032 (a)	1,084,000	1,026,862
4.42%, 5/25/2025	451,000	445,962
4.60%, 5/25/2028	1,756,000	1,752,260
Molson Coors Beverage Co. 3.00%, 7/15/2026	2,545,000	2,403,091
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	702,000	578,392
1.63%, 5/1/2030	1,029,000	870,122
1.95%, 10/21/2031	812,000	684,565
2.25%, 3/19/2025	1,383,000	1,334,650
2.38%, 10/6/2026 (a)	768,000	724,923
2.63%, 3/19/2027	1,039,000	982,322
2.63%, 7/29/2029 (a)	2,067,000	1,897,465
2.75%, 4/30/2025	612,000	592,893
2.75%, 3/19/2030	1,794,000	1,638,209
2.85%, 2/24/2026	2,255,000	2,182,028
3.00%, 10/15/2027	1,449,000	1,387,099
3.50%, 7/17/2025	493,000	485,980
3.60%, 2/18/2028	1,469,000	1,441,148
3.90%, 7/18/2032	1,684,000	1,646,177
4.45%, 5/15/2028 (a)	1,534,000	1,564,358
4.45%, 2/15/2033 (a)	1,568,000	1,607,576
4.55%, 2/13/2026	1,199,000	1,220,966
7.00%, 3/1/2029	1,040,000	1,210,477
		92,388,122
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	1,697,000	1,473,675
1.90%, 2/21/2025	1,778,000	1,690,007
2.00%, 1/15/2032 (a)	769,000	626,427
2.20%, 2/21/2027	2,399,000	2,210,535
2.30%, 2/25/2031	1,426,000	1,200,050
2.45%, 2/21/2030	1,245,000	1,084,881
2.60%, 8/19/2026	1,745,000	1,642,708
3.00%, 2/22/2029	1,553,000	1,427,642
3.13%, 5/1/2025	1,818,000	1,764,751
3.20%, 11/2/2027	1,833,000	1,736,603
3.35%, 2/22/2032	1,161,000	1,046,618

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/22/2024	$1,192,000	$1,175,276
4.05%, 8/18/2029	2,450,000	2,367,092
4.20%, 3/1/2033 (a)	902,000	864,693
5.15%, 3/2/2028	6,587,000	6,726,776
5.25%, 3/2/2025	3,167,000	3,202,312
5.25%, 3/2/2030	4,622,000	4,722,390
5.25%, 3/2/2033	4,417,000	4,536,392
5.51%, 3/2/2026	1,592,000	1,599,594
Baxalta, Inc. 4.00%, 6/23/2025	1,633,000	1,598,707
Biogen, Inc.:
2.25%, 5/1/2030	2,559,000	2,153,782
4.05%, 9/15/2025	2,135,000	2,086,279
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,471,000	1,389,389
3.70%, 3/15/2032	617,000	559,064
Gilead Sciences, Inc.:
1.65%, 10/1/2030	2,317,000	1,908,559
2.95%, 3/1/2027	1,924,000	1,831,725
3.50%, 2/1/2025	1,688,000	1,655,607
3.65%, 3/1/2026	4,279,000	4,190,382
3.70%, 4/1/2024	2,284,000	2,257,140
Illumina, Inc.:
2.55%, 3/23/2031	1,171,000	968,077
5.75%, 12/13/2027	1,174,000	1,202,728
5.80%, 12/12/2025	1,786,000	1,812,022
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,360,000	1,097,874
Royalty Pharma PLC:
1.20%, 9/2/2025	968,900	878,850
1.75%, 9/2/2027	1,564,000	1,355,675
2.15%, 9/2/2031	1,281,000	1,014,001
2.20%, 9/2/2030	1,577,000	1,286,706
		70,344,989
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.24%, 2/15/2025	1,787,000	1,705,870
2.49%, 2/15/2027	1,224,000	1,135,174
2.70%, 2/15/2031	1,468,000	1,262,627
2.72%, 2/15/2030	1,440,000	1,264,838
Eagle Materials, Inc. 2.50%, 7/1/2031	734,000	601,931
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,411,000	1,252,234
4.00%, 6/15/2025	1,664,000	1,631,985
4.00%, 3/25/2032	1,501,000	1,350,104
Johnson Controls International PLC:
3.90%, 2/14/2026	1,211,000	1,181,766
3.63%, 7/2/2024 (b) (c)	1,178,000	1,159,930
Security Description	Principal Amount	Value
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (a)	$1,373,000	$1,130,185
Lennox International, Inc.:
1.35%, 8/1/2025	1,257,000	1,152,204
1.70%, 8/1/2027 (a)	425,000	374,527
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	75,000	61,526
3.45%, 6/1/2027	449,000	427,098
3.50%, 12/15/2027 (a)	636,000	610,681
4.25%, 7/2/2024	755,000	748,575
Series CB, 2.50%, 3/15/2030	1,115,000	947,215
Masco Corp.:
1.50%, 2/15/2028	1,710,000	1,459,622
2.00%, 10/1/2030	1,168,000	929,553
3.50%, 11/15/2027	627,000	593,499
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	942,000	850,937
Owens Corning:
3.88%, 6/1/2030	1,697,000	1,568,809
3.95%, 8/15/2029	1,761,000	1,659,813
4.20%, 12/1/2024	726,000	716,424
Vulcan Materials Co.:
3.50%, 6/1/2030	1,383,000	1,266,842
3.90%, 4/1/2027	483,000	469,775
4.50%, 4/1/2025	492,000	488,477
		28,002,221
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	980,000	911,145
1.85%, 5/15/2027	1,147,000	1,037,404
2.05%, 5/15/2030 (a)	196,000	169,371
3.35%, 7/31/2024	475,000	467,509
4.80%, 3/3/2033 (a)	2,727,000	2,802,729
Albemarle Corp.:
4.65%, 6/1/2027	782,000	769,449
5.05%, 6/1/2032	937,000	916,873
Cabot Corp. 4.00%, 7/1/2029	484,000	452,100
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,232,000	1,058,608
3.50%, 5/8/2024	766,000	748,367
5.90%, 7/5/2024	6,094,000	6,096,864
6.05%, 3/15/2025	3,947,000	3,969,853
6.17%, 7/15/2027	1,455,000	1,470,947
6.33%, 7/15/2029	2,724,000	2,759,303
6.38%, 7/15/2032 (a)	4,508,000	4,570,932
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	200,000	167,204
4.80%, 11/30/2028	458,000	461,014
6.30%, 3/15/2033	1,196,000	1,301,284
7.38%, 11/1/2029	1,205,000	1,375,483

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	$2,286,000	$2,284,194
4.73%, 11/15/2028 (a)	2,706,000	2,730,868
Eastman Chemical Co.:
3.80%, 3/15/2025	2,281,000	2,224,568
4.50%, 12/1/2028	1,072,000	1,051,257
5.75%, 3/8/2033	1,009,000	1,026,748
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	382,000	303,052
1.65%, 2/1/2027	886,000	803,106
2.13%, 2/1/2032 (a)	1,465,000	1,223,876
2.70%, 11/1/2026 (a)	492,000	466,736
3.25%, 12/1/2027 (a)	653,000	624,425
4.80%, 3/24/2030	1,440,000	1,468,533
5.25%, 1/15/2028	1,447,000	1,501,277
EIDP, Inc.:
1.70%, 7/15/2025	1,121,000	1,053,561
2.30%, 7/15/2030	721,000	621,473
FMC Corp.:
3.20%, 10/1/2026 (a)	221,000	208,936
3.45%, 10/1/2029	928,000	843,320
Huntsman International LLC:
2.95%, 6/15/2031	1,416,000	1,161,686
4.50%, 5/1/2029	2,224,000	2,089,003
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	1,333,000	1,274,708
Linde, Inc.:
1.10%, 8/10/2030	943,000	753,014
2.65%, 2/5/2025	516,000	498,528
3.20%, 1/30/2026	455,000	444,853
4.70%, 12/5/2025	1,254,000	1,261,449
4.80%, 12/5/2024	1,494,000	1,502,994
LYB International Finance II BV 3.50%, 3/2/2027	1,113,000	1,067,011
LYB International Finance III LLC:
1.25%, 10/1/2025	1,026,000	930,213
2.25%, 10/1/2030	904,000	746,189
Mosaic Co. 4.05%, 11/15/2027	972,000	939,953
NewMarket Corp. 2.70%, 3/18/2031	1,748,000	1,454,388
Nutrien Ltd.:
2.95%, 5/13/2030	116,000	101,983
3.00%, 4/1/2025	3,382,000	3,249,189
4.00%, 12/15/2026	743,000	719,343
4.20%, 4/1/2029	437,000	421,827
4.90%, 3/27/2028	1,140,000	1,139,795
5.95%, 11/7/2025	1,428,000	1,469,083
PPG Industries, Inc.:
2.40%, 8/15/2024	868,000	836,439
2.55%, 6/15/2030 (a)	649,000	561,690
2.80%, 8/15/2029	1,130,000	1,003,282
3.75%, 3/15/2028 (a)	729,000	700,569
Security Description	Principal Amount	Value
Rohm & Haas Co. 7.85%, 7/15/2029	$580,000	$663,891
RPM International, Inc.:
2.95%, 1/15/2032	257,000	208,782
3.75%, 3/15/2027	478,000	454,334
4.55%, 3/1/2029	617,000	590,222
Sherwin-Williams Co.:
2.30%, 5/15/2030	1,043,000	885,048
2.95%, 8/15/2029	929,000	836,490
3.13%, 6/1/2024	1,241,000	1,213,363
3.45%, 8/1/2025	644,000	624,371
3.45%, 6/1/2027	1,568,000	1,499,949
3.95%, 1/15/2026	568,000	553,936
4.05%, 8/8/2024	632,000	624,833
4.25%, 8/8/2025	1,930,000	1,907,979
Westlake Corp.:
0.88%, 8/15/2024	1,158,000	1,093,036
3.38%, 6/15/2030	860,000	762,416
		86,188,208
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,129,000	925,486
1.70%, 5/15/2028	1,922,000	1,716,308
3.38%, 9/15/2025	1,131,000	1,109,466
Block Financial LLC:
2.50%, 7/15/2028	1,517,000	1,307,396
3.88%, 8/15/2030	1,249,000	1,079,661
5.25%, 10/1/2025	449,000	446,858
Cintas Corp. No. 2:
3.45%, 5/1/2025 (a)	1,038,000	1,013,908
3.70%, 4/1/2027	1,051,000	1,021,845
4.00%, 5/1/2032	1,071,000	1,029,220
Emory University Series 2020, 2.14%, 9/1/2030	1,227,000	1,047,392
Equifax, Inc.:
2.35%, 9/15/2031	1,293,000	1,040,593
2.60%, 12/1/2024	1,087,000	1,038,411
2.60%, 12/15/2025	663,000	618,334
3.10%, 5/15/2030	851,000	741,255
5.10%, 12/15/2027 (a)	1,189,500	1,196,018
Global Payments, Inc.:
1.20%, 3/1/2026	1,806,000	1,608,026
1.50%, 11/15/2024	708,000	666,816
2.15%, 1/15/2027	1,702,000	1,507,904
2.65%, 2/15/2025	2,302,000	2,190,836
2.90%, 5/15/2030	1,629,000	1,380,301
3.20%, 8/15/2029	1,708,000	1,504,458
4.45%, 6/1/2028	868,000	824,504
4.80%, 4/1/2026	1,366,000	1,339,117
5.30%, 8/15/2029	2,651,000	2,621,786
GXO Logistics, Inc.:
1.65%, 7/15/2026	1,801,000	1,582,521
2.65%, 7/15/2031	523,000	407,579

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Johns Hopkins University Series A, 4.71%, 7/1/2032	$450,000	$456,786
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	1,460,000	1,301,473
Moody's Corp.:
2.00%, 8/19/2031	1,085,000	887,118
3.25%, 1/15/2028	839,000	791,093
3.75%, 3/24/2025	435,000	426,200
4.25%, 2/1/2029	1,132,000	1,105,998
PayPal Holdings, Inc.:
1.65%, 6/1/2025	1,427,000	1,339,239
2.30%, 6/1/2030	1,721,000	1,475,430
2.40%, 10/1/2024	1,078,000	1,043,903
2.65%, 10/1/2026	1,569,000	1,479,520
2.85%, 10/1/2029	1,992,000	1,797,242
3.90%, 6/1/2027 (a)	1,345,000	1,322,660
4.40%, 6/1/2032 (a)	1,196,000	1,173,049
Quanta Services, Inc.:
0.95%, 10/1/2024	955,000	890,623
2.90%, 10/1/2030	1,247,000	1,064,427
RELX Capital, Inc.:
3.00%, 5/22/2030	1,603,000	1,426,542
4.00%, 3/18/2029	488,000	470,471
4.75%, 5/20/2032	677,000	670,907
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,040,000	835,744
2.45%, 3/1/2027	1,507,000	1,416,068
2.50%, 12/1/2029	989,000	878,786
2.70%, 3/1/2029	2,370,000	2,156,416
2.90%, 3/1/2032 (a)	1,602,000	1,428,904
2.95%, 1/22/2027	728,000	698,764
4.25%, 5/1/2029 (a)	1,127,000	1,111,391
4.75%, 8/1/2028	1,209,000	1,225,612
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,325,000	1,048,817
Verisk Analytics, Inc.:
4.00%, 6/15/2025	948,000	927,134
4.13%, 3/15/2029	871,000	835,123
5.75%, 4/1/2033	974,000	1,022,671
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	280,056
Series 2020, 1.48%, 4/15/2030	1,770,000	1,481,632
		65,435,798
COMPUTERS — 2.6%
Amdocs Ltd. 2.54%, 6/15/2030	840,000	707,490
Apple, Inc.:
0.55%, 8/20/2025 (a)	1,427,000	1,315,209
0.70%, 2/8/2026	6,951,000	6,323,950
1.13%, 5/11/2025	4,675,000	4,386,786
Security Description	Principal Amount	Value
1.20%, 2/8/2028	$8,345,000	$7,337,258
1.25%, 8/20/2030 (a)	1,381,000	1,131,067
1.40%, 8/5/2028 (a)	2,967,000	2,600,279
1.65%, 5/11/2030 (a)	2,151,000	1,830,415
1.65%, 2/8/2031 (a)	3,918,000	3,274,625
1.70%, 8/5/2031 (a)	1,444,000	1,200,888
1.80%, 9/11/2024	727,000	701,199
2.05%, 9/11/2026	2,417,000	2,259,677
2.20%, 9/11/2029	1,673,000	1,497,067
2.45%, 8/4/2026 (a)	3,097,000	2,949,366
2.50%, 2/9/2025	709,000	687,836
2.75%, 1/13/2025	1,830,000	1,783,207
2.85%, 5/11/2024	1,383,000	1,359,655
2.90%, 9/12/2027	2,424,000	2,320,059
3.00%, 6/20/2027 (a)	1,514,000	1,462,403
3.00%, 11/13/2027	2,025,000	1,944,162
3.20%, 5/13/2025	2,812,000	2,758,825
3.20%, 5/11/2027	1,908,000	1,859,289
3.25%, 2/23/2026 (a)	8,349,000	8,170,081
3.25%, 8/8/2029 (a)	1,605,000	1,535,600
3.35%, 2/9/2027	2,194,000	2,141,739
3.35%, 8/8/2032 (a)	1,556,000	1,469,082
3.45%, 5/6/2024	2,205,000	2,179,731
CGI, Inc.:
1.45%, 9/14/2026	976,000	876,448
2.30%, 9/14/2031 (a)	792,000	628,080
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	1,214,000	1,196,567
4.90%, 10/1/2026	1,980,000	1,969,169
5.25%, 2/1/2028	1,675,000	1,690,963
5.30%, 10/1/2029	1,589,000	1,599,011
5.75%, 2/1/2033 (a)	1,195,000	1,194,235
5.85%, 7/15/2025	1,748,000	1,776,825
6.02%, 6/15/2026	6,640,000	6,815,097
6.10%, 7/15/2027	1,448,000	1,520,921
6.20%, 7/15/2030	1,468,000	1,543,661
Dell, Inc. 7.10%, 4/15/2028	667,000	714,337
DXC Technology Co.:
1.80%, 9/15/2026	1,068,000	934,041
2.38%, 9/15/2028 (a)	1,556,000	1,320,157
Fortinet, Inc.:
1.00%, 3/15/2026	613,000	551,050
2.20%, 3/15/2031	1,013,000	841,661
Genpact Luxembourg Sarl 3.38%, 12/1/2024	1,076,000	1,037,533
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,371,000	1,253,533
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,161,000	1,116,836
1.75%, 4/1/2026	1,127,000	1,037,550
4.90%, 10/15/2025	3,189,000	3,180,677
6.10%, 4/1/2026	2,320,000	2,339,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
1.45%, 6/17/2026 (a)	$1,230,000	$1,106,951
2.20%, 6/17/2025	1,451,000	1,368,525
2.65%, 6/17/2031	1,611,000	1,314,995
3.00%, 6/17/2027	551,000	513,306
3.40%, 6/17/2030 (a)	1,537,000	1,361,352
4.00%, 4/15/2029	1,248,000	1,183,603
4.20%, 4/15/2032	1,783,000	1,605,663
4.75%, 1/15/2028	1,568,000	1,550,172
5.50%, 1/15/2033 (a)	1,740,000	1,724,009
International Business Machines Corp.:
1.70%, 5/15/2027	985,000	882,609
1.95%, 5/15/2030 (a)	1,955,000	1,633,207
2.20%, 2/9/2027	1,597,000	1,476,522
3.00%, 5/15/2024	2,983,000	2,928,023
3.30%, 5/15/2026	4,023,000	3,878,816
3.30%, 1/27/2027	918,000	879,591
3.45%, 2/19/2026	1,847,000	1,793,566
3.50%, 5/15/2029	4,375,000	4,108,431
4.00%, 7/27/2025	2,741,000	2,709,999
4.15%, 7/27/2027	1,381,000	1,366,182
4.40%, 7/27/2032 (a)	3,328,000	3,240,207
4.50%, 2/6/2028	1,494,000	1,491,938
4.75%, 2/6/2033	1,836,000	1,824,286
6.22%, 8/1/2027	1,239,000	1,316,661
6.50%, 1/15/2028	511,000	556,796
7.00%, 10/30/2025	677,000	716,821
COR, 4.50%, 2/6/2026	2,196,000	2,190,927
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,502,000	1,312,793
2.70%, 10/15/2028	715,000	600,300
3.15%, 10/15/2031	1,970,000	1,511,285
Leidos, Inc.:
2.30%, 2/15/2031	192,000	156,084
3.63%, 5/15/2025	1,179,000	1,146,471
4.38%, 5/15/2030	1,815,000	1,709,639
5.75%, 3/15/2033	839,000	857,534
NetApp, Inc.:
1.88%, 6/22/2025	1,452,000	1,355,181
2.70%, 6/22/2030	1,301,000	1,117,611
3.30%, 9/29/2024	690,000	671,294
Teledyne FLIR LLC 2.50%, 8/1/2030	704,000	592,740
Western Digital Corp.:
2.85%, 2/1/2029	2,342,000	1,906,810
3.10%, 2/1/2032	1,696,000	1,280,887
4.75%, 2/15/2026	3,247,000	3,127,510
		164,394,012
CONSTRUCTION MATERIALS — 0.0% (d)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032 (a)	492,000	498,421
Security Description	Principal Amount	Value
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	$594,000	$614,095
Vulcan Materials Co. 5.80%, 3/1/2026	1,044,000	1,054,074
		2,166,590
COSMETICS/PERSONAL CARE — 0.6%
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	488,000	410,188
2.00%, 12/1/2024 (a)	571,000	549,976
2.38%, 12/1/2029	1,619,000	1,432,151
2.60%, 4/15/2030	1,946,000	1,742,585
3.15%, 3/15/2027	622,000	602,855
Haleon U.K. Capital PLC:
3.13%, 3/24/2025 (e)	150,000	144,947
3.13%, 3/24/2025	1,656,000	1,600,209
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	2,349,000	2,227,533
3.38%, 3/24/2029	1,589,000	1,464,359
3.63%, 3/24/2032	1,808,000	1,641,610
Kenvue, Inc.:
4.90%, 3/22/2033 (e)	2,907,000	3,002,437
5.00%, 3/22/2030	1,838,000	1,893,232
5.05%, 3/22/2028 (e)	1,938,000	2,003,039
5.35%, 3/22/2026 (e)	360,000	369,364
5.50%, 3/22/2025 (e)	315,000	320,267
Procter & Gamble Co.:
0.55%, 10/29/2025	1,049,000	961,744
1.00%, 4/23/2026 (a)	683,000	624,160
1.20%, 10/29/2030	1,221,000	998,558
1.90%, 2/1/2027 (a)	490,000	455,685
1.95%, 4/23/2031 (a)	1,243,000	1,075,145
2.30%, 2/1/2032 (a)	1,278,000	1,131,119
2.45%, 11/3/2026 (a)	1,125,000	1,066,196
2.70%, 2/2/2026	1,238,000	1,198,582
2.80%, 3/25/2027	1,103,000	1,052,229
2.85%, 8/11/2027	678,000	647,626
3.00%, 3/25/2030	2,657,000	2,489,609
Unilever Capital Corp.:
0.63%, 8/12/2024	210,000	198,341
1.38%, 9/14/2030	1,306,000	1,064,037
1.75%, 8/12/2031	490,000	402,858
2.00%, 7/28/2026	1,059,000	990,313
2.13%, 9/6/2029	1,101,000	962,648
2.60%, 5/5/2024	1,411,000	1,379,224
2.90%, 5/5/2027	1,691,000	1,606,788
3.10%, 7/30/2025	559,000	540,028
3.38%, 3/22/2025	490,000	478,755
3.50%, 3/22/2028 (a)	1,151,000	1,112,361
		39,840,758
DISTRIBUTION & WHOLESALE — 0.0% (d)
WW Grainger, Inc. 1.85%, 2/15/2025	1,669,000	1,586,668

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	$4,557,000	$4,255,509
1.75%, 1/30/2026	1,297,000	1,158,364
2.45%, 10/29/2026	5,428,000	4,871,521
2.88%, 8/14/2024 (a)	1,064,000	1,016,620
3.30%, 1/30/2032	8,314,000	6,866,366
3.50%, 1/15/2025	1,393,000	1,335,232
3.88%, 1/23/2028	1,269,000	1,169,130
4.45%, 10/1/2025	1,027,000	993,653
4.45%, 4/3/2026	1,542,000	1,479,025
4.63%, 10/15/2027	1,152,000	1,111,392
6.50%, 7/15/2025	4,572,000	4,595,683
Series 3NC1, 1.75%, 10/29/2024	860,000	801,907
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	726,000	629,725
Air Lease Corp.:
0.80%, 8/18/2024	504,000	470,247
1.88%, 8/15/2026	1,543,000	1,369,737
2.10%, 9/1/2028	323,000	269,695
2.20%, 1/15/2027	1,204,000	1,068,743
2.88%, 1/15/2032 (a)	2,728,000	2,250,791
3.13%, 12/1/2030	456,000	387,094
3.25%, 3/1/2025	695,000	665,657
3.25%, 10/1/2029	750,000	657,450
3.38%, 7/1/2025	695,000	660,764
3.63%, 4/1/2027	1,008,000	935,928
3.63%, 12/1/2027	200,000	184,928
4.25%, 9/15/2024	955,000	937,380
4.63%, 10/1/2028	1,048,000	996,176
5.30%, 2/1/2028	1,277,000	1,261,523
Series GMTN, 3.75%, 6/1/2026	1,060,000	1,001,583
Series MTN, 2.30%, 2/1/2025	1,058,000	1,002,032
Series MTN, 2.88%, 1/15/2026	2,059,000	1,919,585
Series MTN, 3.00%, 2/1/2030	1,168,000	996,666
Aircastle Ltd.:
4.13%, 5/1/2024	808,000	789,812
4.25%, 6/15/2026	1,498,000	1,417,468
Ally Financial, Inc.:
2.20%, 11/2/2028	1,474,000	1,169,870
4.63%, 3/30/2025	1,217,000	1,153,229
4.75%, 6/9/2027	1,597,000	1,479,349
5.13%, 9/30/2024	775,000	747,015
5.80%, 5/1/2025	1,468,000	1,418,602
7.10%, 11/15/2027 (a)	1,658,000	1,684,578
8.00%, 11/1/2031	4,167,000	4,358,811
COR, 6.70%, 2/14/2033	1,261,000	1,115,354
Security Description	Principal Amount	Value
American Express Co.:
1.65%, 11/4/2026	$1,257,000	$1,127,718
2.25%, 3/4/2025	2,620,000	2,500,685
2.50%, 7/30/2024	1,720,000	1,663,206
2.55%, 3/4/2027	2,293,000	2,122,355
3.00%, 10/30/2024	1,650,000	1,609,212
3.13%, 5/20/2026	1,528,000	1,457,009
3.30%, 5/3/2027	1,802,000	1,714,170
3.38%, 5/3/2024	2,376,000	2,329,882
3.63%, 12/5/2024	725,000	707,397
3.95%, 8/1/2025	3,088,000	3,029,606
4.05%, 5/3/2029 (a)	1,237,000	1,206,619
4.20%, 11/6/2025 (a)	1,184,000	1,172,930
4.90%, 2/13/2026	1,603,000	1,615,664
5.85%, 11/5/2027	1,456,000	1,529,047
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	1,968,000	1,886,840
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	1,497,000	1,471,386
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	843,000	804,618
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	569,000	533,551
3.00%, 4/2/2025	486,000	468,203
3.70%, 10/15/2024	607,000	594,132
4.50%, 5/13/2032	620,000	595,615
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,593,000	1,391,963
BGC Partners, Inc. 3.75%, 10/1/2024	520,000	498,295
BlackRock, Inc.:
1.90%, 1/28/2031	1,154,000	967,271
2.10%, 2/25/2032	772,000	645,114
2.40%, 4/30/2030	1,681,000	1,475,901
3.20%, 3/15/2027	1,453,000	1,399,573
3.25%, 4/30/2029 (a)	1,527,000	1,453,796
Brookfield Corp. 4.00%, 1/15/2025	1,017,000	998,175
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	946,000	752,893
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	954,000	792,259
3.90%, 1/25/2028 (a)	1,690,000	1,565,599
4.00%, 4/1/2024	1,288,000	1,265,949
4.25%, 6/2/2026	791,000	764,320
4.35%, 4/15/2030	1,065,000	993,368
4.85%, 3/29/2029	1,282,000	1,236,707
Capital One Financial Corp.:
3.20%, 2/5/2025	1,250,000	1,177,200
3.30%, 10/30/2024	1,818,000	1,737,535
3.65%, 5/11/2027	1,224,000	1,118,197

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/24/2024	$1,245,000	$1,214,809
3.75%, 7/28/2026	1,966,000	1,788,156
3.75%, 3/9/2027	1,526,000	1,386,829
3.80%, 1/31/2028	1,564,000	1,434,078
4.20%, 10/29/2025	2,227,000	2,082,156
4.25%, 4/30/2025	1,270,000	1,210,450
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	1,399,000	1,203,700
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	312,000	240,050
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	1,356,000	1,256,687
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	2,805,000	2,002,518
SOFR + 1.37%, 4.17%, 5/9/2025 (b)	952,000	922,098
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	1,393,000	1,196,225
SOFR + 2.06%, 4.93%, 5/10/2028 (a) (b)	2,000,000	1,922,580
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	3,047,000	2,970,216
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	1,851,000	1,783,457
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	1,396,000	1,310,551
SOFR + 2.60%, 5.25%, 7/26/2030 (b)	1,730,000	1,643,189
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	1,722,000	1,673,750
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	458,000	369,107
3.00%, 3/16/2032	1,191,000	1,027,273
3.65%, 1/12/2027	477,000	461,192
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	1,435,000	1,259,212
1.15%, 5/13/2026	1,010,000	886,497
1.65%, 3/11/2031 (a)	1,169,000	901,357
1.95%, 12/1/2031	1,217,000	938,587
2.00%, 3/20/2028	1,570,000	1,348,677
2.30%, 5/13/2031 (a)	961,000	775,306
2.45%, 3/3/2027	1,618,000	1,452,398
2.75%, 10/1/2029	1,186,000	1,026,068
2.90%, 3/3/2032 (a)	1,139,000	950,336
3.00%, 3/10/2025 (a)	491,000	466,293
3.20%, 3/2/2027	544,000	503,564
3.20%, 1/25/2028	478,000	437,384
3.25%, 5/22/2029 (a)	1,136,000	1,011,563
3.30%, 4/1/2027	461,000	426,029
3.45%, 2/13/2026	1,775,000	1,677,055
3.63%, 4/1/2025	681,000	655,497
3.75%, 4/1/2024	641,000	629,616
3.85%, 5/21/2025	1,566,000	1,505,819
4.00%, 2/1/2029 (a)	870,000	831,346
4.20%, 3/24/2025	1,286,000	1,253,438
4.63%, 3/22/2030 (a)	851,000	820,092
Security Description	Principal Amount	Value
CI Financial Corp. 3.20%, 12/17/2030	$1,478,000	$1,137,868
CME Group, Inc.:
2.65%, 3/15/2032	455,000	394,171
3.00%, 3/15/2025	1,289,000	1,248,977
3.75%, 6/15/2028	1,440,000	1,411,819
Credit Suisse USA, Inc. 7.13%, 7/15/2032	1,141,000	1,265,323
Discover Financial Services:
3.75%, 3/4/2025	1,705,000	1,617,192
3.95%, 11/6/2024	934,000	890,429
4.50%, 1/30/2026 (a)	1,316,000	1,269,927
6.70%, 11/29/2032 (a)	1,670,000	1,723,607
Eaton Vance Corp. 3.50%, 4/6/2027	1,153,000	1,101,046
Franklin Resources, Inc.:
1.60%, 10/30/2030	1,136,000	895,940
2.85%, 3/30/2025	484,000	456,431
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	866,000	682,521
2.10%, 6/15/2030	3,978,000	3,368,252
3.10%, 9/15/2027 (a)	1,106,000	1,045,424
3.65%, 5/23/2025	2,079,000	2,045,383
3.75%, 12/1/2025	1,695,000	1,649,235
3.75%, 9/21/2028 (a)	978,000	940,239
4.00%, 9/15/2027	1,892,000	1,870,791
4.35%, 6/15/2029	487,000	481,322
Invesco Finance PLC 3.75%, 1/15/2026	1,351,000	1,297,811
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	1,061,000	1,045,106
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,716,000	1,327,652
2.75%, 10/15/2032	1,645,000	1,284,548
4.15%, 1/23/2030	1,232,000	1,127,884
4.85%, 1/15/2027	1,242,000	1,216,191
6.45%, 6/8/2027	529,000	545,410
Lazard Group LLC:
3.63%, 3/1/2027	831,000	780,425
3.75%, 2/13/2025	874,000	850,411
4.38%, 3/11/2029	756,000	716,370
4.50%, 9/19/2028	1,125,000	1,077,964
Legg Mason, Inc. 4.75%, 3/15/2026	1,494,000	1,476,640
Mastercard, Inc.:
1.90%, 3/15/2031	1,038,000	880,577
2.00%, 3/3/2025	929,000	888,542
2.00%, 11/18/2031	54,000	45,568
2.95%, 11/21/2026	1,161,000	1,112,133
2.95%, 6/1/2029	1,376,000	1,277,864
3.30%, 3/26/2027	1,435,000	1,389,941
3.35%, 3/26/2030	1,260,000	1,199,318
3.50%, 2/26/2028	1,433,000	1,387,388

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 3/9/2033	$2,739,000	$2,845,109
4.88%, 3/9/2028	2,146,000	2,211,689
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	1,518,000	1,460,088
4.50%, 6/20/2028	1,606,000	1,587,226
Nasdaq, Inc. 3.85%, 6/30/2026	1,347,000	1,313,998
NASDAQ, Inc. 1.65%, 1/15/2031 (a)	764,000	606,005
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,599,000	1,403,474
1.85%, 7/16/2025	1,733,000	1,587,792
2.17%, 7/14/2028	1,824,000	1,525,685
2.33%, 1/22/2027	1,807,000	1,597,316
2.61%, 7/14/2031	1,791,000	1,403,911
2.65%, 1/16/2025	2,449,000	2,320,134
2.68%, 7/16/2030	1,381,000	1,116,552
2.71%, 1/22/2029	479,000	406,307
3.00%, 1/22/2032	637,000	509,651
3.10%, 1/16/2030 (a)	1,793,000	1,513,166
5.10%, 7/3/2025	1,798,000	1,768,009
5.39%, 7/6/2027	1,088,000	1,069,602
5.61%, 7/6/2029 (a)	933,000	919,873
5.71%, 1/9/2026	1,010,000	1,011,161
5.84%, 1/18/2028 (a)	1,240,000	1,244,563
6.18%, 1/18/2033	3,316,000	3,367,298
ORIX Corp.:
2.25%, 3/9/2031 (a)	649,000	528,967
3.25%, 12/4/2024 (a)	1,184,000	1,147,781
3.70%, 7/18/2027	515,000	489,209
4.00%, 4/13/2032	511,000	468,919
5.00%, 9/13/2027 (a)	878,000	877,175
5.20%, 9/13/2032 (a)	1,475,000	1,480,472
Radian Group, Inc.:
4.50%, 10/1/2024	1,176,000	1,141,296
4.88%, 3/15/2027	1,489,000	1,408,147
6.63%, 3/15/2025	1,013,000	1,007,368
Raymond James Financial, Inc. 4.65%, 4/1/2030	861,000	849,678
Stifel Financial Corp.:
4.00%, 5/15/2030	1,537,000	1,346,581
4.25%, 7/18/2024	664,000	654,193
Synchrony Financial:
2.88%, 10/28/2031 (a)	1,455,000	1,037,211
3.70%, 8/4/2026	1,226,000	1,072,468
3.95%, 12/1/2027	977,000	828,770
4.50%, 7/23/2025	1,735,000	1,575,068
4.88%, 6/13/2025	1,546,000	1,433,451
5.15%, 3/19/2029	1,388,000	1,221,704
Visa, Inc.:
0.75%, 8/15/2027 (a)	560,000	487,592
1.90%, 4/15/2027	1,296,000	1,195,521
2.05%, 4/15/2030	3,405,000	2,972,463
2.75%, 9/15/2027 (a)	1,230,000	1,166,052
Security Description	Principal Amount	Value
3.15%, 12/14/2025	$5,735,500	$5,570,547
Western Union Co.:
1.35%, 3/15/2026	746,000	662,888
2.75%, 3/15/2031 (a)	1,033,000	825,171
2.85%, 1/10/2025	1,872,000	1,786,768
		274,331,068
ELECTRIC — 6.0%
AEP Texas, Inc.:
3.95%, 6/1/2028	1,137,000	1,094,351
4.70%, 5/15/2032 (a)	446,000	435,367
Series I, 2.10%, 7/1/2030	1,442,000	1,196,110
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,029,000	978,744
AES Corp.:
1.38%, 1/15/2026	1,794,000	1,612,393
2.45%, 1/15/2031	1,501,000	1,224,246
Alabama Power Co.:
3.75%, 9/1/2027	355,000	345,468
Series 20-A, 1.45%, 9/15/2030	1,692,000	1,359,877
Ameren Corp.:
1.75%, 3/15/2028	3,724,000	3,238,614
1.95%, 3/15/2027	908,000	814,394
2.50%, 9/15/2024	449,000	431,044
3.50%, 1/15/2031	1,428,000	1,296,524
3.65%, 2/15/2026	1,100,000	1,059,476
Ameren Illinois Co.:
1.55%, 11/15/2030	528,000	426,027
3.25%, 3/1/2025	444,000	431,914
3.80%, 5/15/2028 (a)	449,000	437,533
3.85%, 9/1/2032	520,000	492,222
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,718,000	1,449,253
3.20%, 11/13/2027	369,000	346,716
5.63%, 3/1/2033	799,000	828,092
5.75%, 11/1/2027	902,000	937,512
5.95%, 11/1/2032	1,099,000	1,170,424
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (b)	804,000	631,245
Series N, 1.00%, 11/1/2025	1,029,000	934,919
Appalachian Power Co.:
3.40%, 6/1/2025	1,265,000	1,225,418
Series AA, 2.70%, 4/1/2031	1,545,000	1,312,168
Series BB, 4.50%, 8/1/2032	593,000	569,452
Series X, 3.30%, 6/1/2027	107,000	101,140
Arizona Public Service Co.:
2.60%, 8/15/2029	999,000	868,251
2.95%, 9/15/2027 (a)	339,000	314,050
3.15%, 5/15/2025 (a)	435,000	417,839
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,025,000	864,874

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/15/2028	$1,408,000	$1,369,167
Avangrid, Inc.:
3.15%, 12/1/2024	1,168,000	1,132,107
3.20%, 4/15/2025	1,389,000	1,331,815
3.80%, 6/1/2029	701,000	658,632
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (a)	757,000	637,538
2.40%, 8/15/2026	494,000	461,440
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	127,000	101,971
3.25%, 4/15/2028	1,208,000	1,154,691
3.50%, 2/1/2025	438,000	431,075
3.70%, 7/15/2030 (a)	1,693,000	1,608,909
4.05%, 4/15/2025	1,505,000	1,497,686
Black Hills Corp.:
1.04%, 8/23/2024	1,663,000	1,567,677
2.50%, 6/15/2030	1,253,000	1,046,794
3.05%, 10/15/2029	756,000	662,173
3.15%, 1/15/2027	805,000	757,054
3.95%, 1/15/2026	859,000	831,151
5.95%, 3/15/2028	609,000	630,151
CenterPoint Energy Houston Electric LLC:
4.95%, 4/1/2033	519,000	530,112
Series AA, 3.00%, 2/1/2027 (a)	533,000	507,661
Series AE, 2.35%, 4/1/2031	100,000	85,527
Series AG, 3.00%, 3/1/2032	200,000	177,274
Series Z, 2.40%, 9/1/2026	1,060,000	987,083
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	492,000	445,472
2.50%, 9/1/2024	1,227,000	1,175,662
2.65%, 6/1/2031	609,000	515,719
2.95%, 3/1/2030	1,571,000	1,376,934
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,216,000	1,155,419
CMS Energy Corp.:
3.00%, 5/15/2026	1,489,000	1,412,942
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	467,000	403,105
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,230,000	1,056,508
2.55%, 6/15/2026	474,000	446,314
3.70%, 8/15/2028 (a)	812,000	780,170
4.90%, 2/1/2033 (a)	492,000	502,721
Series 132, 3.15%, 3/15/2032 (a)	453,000	405,249
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (a)	694,000	626,849
Series A, 2.05%, 7/1/2031	720,000	597,247
Security Description	Principal Amount	Value
Series A, 3.20%, 3/15/2027	$283,000	$271,366
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028 (a)	451,000	437,808
5.20%, 3/1/2033	1,618,000	1,668,595
Series 20A, 3.35%, 4/1/2030	1,717,000	1,583,555
Series B, 3.13%, 11/15/2027	618,000	579,696
Series D, 4.00%, 12/1/2028 (a)	636,000	622,250
Constellation Energy Generation LLC:
3.25%, 6/1/2025	1,423,000	1,373,295
5.60%, 3/1/2028	1,314,000	1,351,396
5.80%, 3/1/2033	1,643,000	1,696,940
Consumers Energy Co.:
3.80%, 11/15/2028	164,000	158,342
4.65%, 3/1/2028	964,000	972,734
Dominion Energy South Carolina, Inc.:
6.63%, 2/1/2032	75,000	84,646
Series A, 2.30%, 12/1/2031 (a)	487,000	403,996
Dominion Energy, Inc.:
3.07%, 8/15/2024 (b) (c)	1,160,000	1,127,520
3.90%, 10/1/2025	484,000	472,916
4.25%, 6/1/2028	770,000	749,295
4.35%, 8/15/2032 (a)	832,000	795,883
5.38%, 11/15/2032	1,538,000	1,578,557
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	570,000	535,982
Series A, 1.45%, 4/15/2026	1,691,000	1,528,985
Series A, 3.30%, 3/15/2025	1,105,000	1,066,447
Series B, 3.60%, 3/15/2027	534,000	513,489
Series C, 2.25%, 8/15/2031	837,000	689,362
Series C, 3.38%, 4/1/2030	692,000	627,187
Series D, 2.85%, 8/15/2026	686,000	643,777
Series E, 6.30%, 3/15/2033	200,000	219,838
DTE Electric Co.:
2.25%, 3/1/2030	1,398,000	1,212,360
3.38%, 3/1/2025	469,000	456,778
5.20%, 4/1/2033	1,818,000	1,877,594
Series A, 1.90%, 4/1/2028	1,030,000	909,799
Series C, 2.63%, 3/1/2031	196,000	169,565
DTE Energy Co.:
2.85%, 10/1/2026	1,133,000	1,061,122
2.95%, 3/1/2030	1,358,000	1,191,957

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series C, 2.53%, 10/1/2024 (c)	$1,103,000	$1,061,428
Series C, 3.40%, 6/15/2029	873,000	799,345
Series F, 1.05%, 6/1/2025	3,129,000	2,874,049
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,875,000	1,638,356
2.45%, 2/1/2030	1,643,000	1,438,529
2.55%, 4/15/2031	1,253,000	1,076,377
2.85%, 3/15/2032	637,000	553,922
2.95%, 12/1/2026 (a)	682,000	645,029
3.95%, 11/15/2028 (a)	1,275,000	1,250,558
Duke Energy Corp.:
0.90%, 9/15/2025	1,554,000	1,413,565
2.45%, 6/1/2030	1,467,000	1,250,177
2.55%, 6/15/2031	572,000	478,209
2.65%, 9/1/2026	1,599,000	1,497,703
3.15%, 8/15/2027 (a)	1,197,000	1,126,569
3.40%, 6/15/2029 (a)	1,468,000	1,357,562
4.30%, 3/15/2028	814,000	798,062
4.50%, 8/15/2032	1,237,000	1,195,400
5.00%, 12/8/2025	1,553,000	1,565,843
5.00%, 12/8/2027	1,385,000	1,406,994
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	5,127,000	3,824,947
Duke Energy Florida LLC:
1.75%, 6/15/2030	855,000	704,965
2.50%, 12/1/2029	2,733,000	2,409,741
3.20%, 1/15/2027	563,000	537,277
3.80%, 7/15/2028	492,000	480,856
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,263,000	1,059,303
3.65%, 2/1/2029	1,046,000	994,087
5.25%, 4/1/2033	200,000	205,866
Duke Energy Progress LLC:
3.25%, 8/15/2025	489,000	473,749
3.40%, 4/1/2032	578,000	524,633
3.45%, 3/15/2029	1,330,000	1,243,882
3.70%, 9/1/2028	909,000	875,076
5.25%, 3/15/2033	643,000	668,186
Edison International:
3.55%, 11/15/2024	1,392,000	1,351,869
4.13%, 3/15/2028	1,245,000	1,183,348
4.70%, 8/15/2025	1,466,000	1,446,209
4.95%, 4/15/2025	1,382,000	1,372,782
5.75%, 6/15/2027 (a)	860,000	880,459
6.95%, 11/15/2029	3,480,000	3,772,564
Emera U.S. Finance LP:
0.83%, 6/15/2024	1,751,000	1,653,452
3.55%, 6/15/2026	1,499,000	1,429,641
Enel Americas SA 4.00%, 10/25/2026 (a)	822,000	791,224
Enel Chile SA 4.88%, 6/12/2028	1,452,000	1,407,845
Enel Generacion Chile SA 4.25%, 4/15/2024 (a)	428,000	423,052
Security Description	Principal Amount	Value
Entergy Arkansas LLC:
3.50%, 4/1/2026	$712,000	$693,759
4.00%, 6/1/2028	466,000	451,684
5.15%, 1/15/2033	877,000	900,942
Entergy Corp.:
0.90%, 9/15/2025	1,977,000	1,782,621
1.90%, 6/15/2028	1,169,000	1,017,942
2.40%, 6/15/2031	676,000	559,911
2.80%, 6/15/2030	717,000	620,908
2.95%, 9/1/2026	1,373,000	1,289,535
Entergy Louisiana LLC:
0.95%, 10/1/2024	1,083,000	1,020,522
1.60%, 12/15/2030	164,000	129,480
2.35%, 6/15/2032	606,000	498,586
2.40%, 10/1/2026	798,000	736,466
3.05%, 6/1/2031	442,000	388,673
3.12%, 9/1/2027	168,000	157,900
3.25%, 4/1/2028	1,094,000	1,022,496
5.40%, 11/1/2024	622,000	626,621
Entergy Mississippi LLC 2.85%, 6/1/2028	1,249,000	1,142,748
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,018,000	825,058
4.00%, 3/30/2029 (a)	922,000	892,911
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	804,000	753,967
3.10%, 4/1/2027	413,000	393,527
Evergy Metro, Inc.:
3.65%, 8/15/2025	400,000	386,200
Series 2020, 2.25%, 6/1/2030	1,494,000	1,264,746
Evergy, Inc.:
2.45%, 9/15/2024	1,451,000	1,392,699
2.90%, 9/15/2029	1,528,000	1,369,821
Eversource Energy:
2.55%, 3/15/2031	1,023,000	872,026
2.90%, 3/1/2027	1,428,000	1,332,881
3.38%, 3/1/2032	446,000	400,374
4.20%, 6/27/2024	1,651,000	1,633,252
4.60%, 7/1/2027	1,063,000	1,064,212
5.45%, 3/1/2028 (a)	774,000	802,050
Series H, 3.15%, 1/15/2025	125,000	121,265
Series L, 2.90%, 10/1/2024	360,000	347,771
Series M, 3.30%, 1/15/2028	165,000	155,032
Series O, 4.25%, 4/1/2029	1,347,000	1,318,295
Series Q, 0.80%, 8/15/2025	460,000	418,324
Series R, 1.65%, 8/15/2030	1,153,000	928,246
Series U, 1.40%, 8/15/2026	984,000	881,487
Exelon Corp.:
3.35%, 3/15/2032	870,000	777,989
3.40%, 4/15/2026	1,693,000	1,628,090

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 6/15/2025	$875,000	$856,529
4.05%, 4/15/2030	1,783,000	1,699,983
5.15%, 3/15/2028	1,178,000	1,199,923
5.30%, 3/15/2033	1,884,000	1,918,232
Florida Power & Light Co.:
2.45%, 2/3/2032	1,956,000	1,672,928
2.85%, 4/1/2025	1,851,000	1,795,748
3.13%, 12/1/2025 (a)	1,174,000	1,140,400
3.25%, 6/1/2024	1,039,000	1,021,867
5.05%, 4/1/2028	1,978,000	2,044,322
5.10%, 4/1/2033	1,214,000	1,257,607
Fortis, Inc. 3.06%, 10/4/2026	1,055,000	989,284
Georgia Power Co.:
3.25%, 4/1/2026	653,000	623,915
3.25%, 3/30/2027	1,136,000	1,082,244
4.70%, 5/15/2032	801,000	794,087
Series B, 2.65%, 9/15/2029	1,714,000	1,508,817
Gulf Power Co. Series A, 3.30%, 5/30/2027	492,000	471,405
Indiana Michigan Power Co. 3.85%, 5/15/2028	485,000	469,810
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,528,000	1,282,573
3.25%, 12/1/2024	412,000	400,114
3.60%, 4/1/2029	635,000	593,407
4.10%, 9/26/2028	1,033,000	1,012,392
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	960,000	935,126
4.25%, 5/1/2030	1,127,000	1,034,823
ITC Holdings Corp.:
3.25%, 6/30/2026	1,043,000	991,434
3.35%, 11/15/2027	84,000	79,120
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	458,000	442,639
MidAmerican Energy Co.:
3.50%, 10/15/2024	624,000	611,114
3.65%, 4/15/2029	740,000	707,077
6.75%, 12/30/2031	939,000	1,080,122
Mississippi Power Co. 3.95%, 3/30/2028	684,000	658,822
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	457,000	405,094
1.35%, 3/15/2031	489,000	376,227
2.40%, 3/15/2030	1,213,000	1,051,101
2.85%, 1/27/2025	1,291,000	1,249,507
3.05%, 4/25/2027	997,000	946,572
3.40%, 2/7/2028 (a)	847,000	806,310
3.45%, 6/15/2025	944,000	916,709
3.70%, 3/15/2029	477,000	453,212
3.90%, 11/1/2028	1,137,000	1,097,296
4.45%, 3/13/2026	795,000	794,380
Security Description	Principal Amount	Value
4.80%, 3/15/2028 (a)	$716,000	$723,124
5.45%, 10/30/2025	2,214,000	2,250,243
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	600,000	561,420
Series C, 8.00%, 3/1/2032	149,000	178,681
Series D, 1.00%, 10/18/2024	752,000	707,128
Series MTN, 1.65%, 6/15/2031 (a)	444,000	351,035
Series MTN, 1.88%, 2/7/2025	787,000	746,973
Series MTN, 3.25%, 11/1/2025 (a)	934,000	898,779
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	487,000	468,173
Series DD, 2.40%, 5/1/2030	382,000	331,202
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,335,000	1,207,027
1.90%, 6/15/2028	1,410,000	1,240,321
2.25%, 6/1/2030	4,529,000	3,828,183
2.44%, 1/15/2032	1,764,000	1,462,638
2.75%, 11/1/2029	1,581,000	1,406,062
3.50%, 4/1/2029	1,038,000	974,526
3.55%, 5/1/2027	1,439,000	1,378,058
4.20%, 6/20/2024	1,456,000	1,439,547
4.26%, 9/1/2024	1,412,000	1,398,544
4.45%, 6/20/2025	1,458,000	1,451,585
4.63%, 7/15/2027	1,907,000	1,902,385
5.00%, 2/28/2030 (a)	809,000	816,596
5.00%, 7/15/2032	1,212,000	1,222,060
5.05%, 2/28/2033	1,411,000	1,414,923
6.05%, 3/1/2025	3,579,000	3,641,776
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (b)	446,000	376,076
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (b)	450,000	395,766
COR, 4.90%, 2/28/2028	2,056,000	2,070,166
Northern States Power Co. 2.25%, 4/1/2031	75,000	63,604
NSTAR Electric Co.:
1.95%, 8/15/2031	762,000	621,243
3.20%, 5/15/2027	56,000	53,227
3.25%, 5/15/2029	717,000	667,441
3.95%, 4/1/2030	1,399,000	1,354,904
Ohio Power Co.:
Series P, 2.60%, 4/1/2030	1,794,000	1,560,403
Series Q, 1.63%, 1/15/2031	4,000	3,186
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	1,333,000	1,204,405

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 3/15/2030	$1,224,000	$1,112,836
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	963,000	868,404
2.75%, 6/1/2024	722,000	704,564
2.75%, 5/15/2030	1,313,000	1,171,669
2.95%, 4/1/2025	440,000	425,128
3.70%, 11/15/2028 (a)	909,000	881,594
4.15%, 6/1/2032	502,000	485,886
5.75%, 3/15/2029	754,000	799,557
7.00%, 5/1/2032	1,090,000	1,279,311
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,299,000	1,132,663
2.50%, 2/1/2031	3,533,000	2,859,434
2.95%, 3/1/2026	656,000	609,463
3.00%, 6/15/2028	1,926,000	1,711,906
3.15%, 1/1/2026	2,476,000	2,309,266
3.25%, 6/1/2031	873,000	741,823
3.30%, 3/15/2027	1,178,000	1,080,308
3.30%, 12/1/2027	1,545,507	1,394,356
3.40%, 8/15/2024	1,660,000	1,613,470
3.45%, 7/1/2025	1,101,000	1,050,849
3.50%, 6/15/2025	437,000	416,688
3.75%, 7/1/2028	823,500	757,505
4.20%, 3/1/2029	715,000	659,087
4.40%, 3/1/2032	1,243,000	1,118,638
4.55%, 7/1/2030	3,372,115	3,152,658
4.65%, 8/1/2028	541,000	509,103
4.95%, 6/8/2025	1,058,000	1,045,103
5.45%, 6/15/2027	1,976,000	1,955,529
5.90%, 6/15/2032	1,744,000	1,744,244
6.15%, 1/15/2033	1,532,000	1,572,307
PacifiCorp:
2.70%, 9/15/2030	390,000	344,947
3.50%, 6/15/2029	923,000	869,355
3.60%, 4/1/2024	39,000	38,430
7.70%, 11/15/2031 (a)	1,198,000	1,460,506
PECO Energy Co. 3.15%, 10/15/2025	1,125,000	1,090,946
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,400,000	1,286,474
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,059,000	1,004,324
4.13%, 4/15/2030	446,000	420,359
Progress Energy, Inc.:
7.00%, 10/30/2031	1,657,000	1,842,004
7.75%, 3/1/2031	1,329,000	1,536,842
Public Service Co. of Colorado:
3.70%, 6/15/2028	408,000	394,781
Series 35, 1.90%, 1/15/2031	798,000	659,411
Series 38, 4.10%, 6/1/2032	221,000	212,867
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	578,000	487,884
Security Description	Principal Amount	Value
Public Service Co. of Oklahoma 5.25%, 1/15/2033	$1,217,000	$1,244,261
Public Service Electric & Gas Co.:
3.10%, 3/15/2032	71,000	63,410
4.65%, 3/15/2033	345,000	346,294
Series MTN, 0.95%, 3/15/2026	1,531,000	1,389,291
Series MTN, 1.90%, 8/15/2031	332,000	270,265
Series MTN, 2.25%, 9/15/2026	396,000	365,025
Series MTN, 2.45%, 1/15/2030	996,000	875,713
Series MTN, 3.00%, 5/15/2027	439,000	414,706
Series MTN, 3.20%, 5/15/2029	491,000	450,527
Series MTN, 3.65%, 9/1/2028	1,066,000	1,017,934
Series MTN, 3.70%, 5/1/2028	633,000	611,010
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025 (a)	1,039,000	950,373
1.60%, 8/15/2030	1,729,000	1,383,356
2.45%, 11/15/2031	5,372,000	4,449,198
5.85%, 11/15/2027	1,212,000	1,260,092
Puget Energy, Inc.:
2.38%, 6/15/2028	1,214,000	1,069,437
3.65%, 5/15/2025	762,000	734,126
4.10%, 6/15/2030	1,253,000	1,159,263
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	996,000	933,591
Series VVV, 1.70%, 10/1/2030	1,131,000	923,665
Sempra Energy:
3.25%, 6/15/2027	147,000	137,804
3.30%, 4/1/2025	1,298,000	1,257,295
3.40%, 2/1/2028	719,000	676,795
3.70%, 4/1/2029	1,626,000	1,510,879
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,339,000	1,072,111
Sierra Pacific Power Co. 2.60%, 5/1/2026	490,000	462,188
Southern California Edison Co.:
2.25%, 6/1/2030	439,000	372,983
2.75%, 2/1/2032	571,000	490,780
2.85%, 8/1/2029 (a)	1,443,000	1,291,658
5.30%, 3/1/2028	3,334,000	3,420,351
5.85%, 11/1/2027	1,463,000	1,541,505
6.65%, 4/1/2029	1,408,000	1,520,865
Series 20C, 1.20%, 2/1/2026	1,966,000	1,768,791
Series A, 4.20%, 3/1/2029	508,000	492,293

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.65%, 3/1/2028	$616,000	$582,952
Series C, 4.20%, 6/1/2025 (a)	1,413,000	1,393,020
Series E, 3.70%, 8/1/2025	465,000	453,235
Series K, 0.98%, 8/1/2024	1,280,000	1,212,877
Southern Co.:
3.25%, 7/1/2026	2,257,000	2,153,201
4.48%, 8/1/2024 (b) (c)	952,000	939,386
5.11%, 8/1/2027	1,692,000	1,696,721
5.15%, 10/6/2025 (a)	1,103,000	1,116,313
5.70%, 10/15/2032 (a)	1,287,000	1,353,371
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	2,072,000	1,749,949
Series 21-B, 1.75%, 3/15/2028	903,000	780,616
Series A, 3.70%, 4/30/2030	1,668,000	1,560,964
Southern Power Co.:
0.90%, 1/15/2026	1,049,000	943,596
4.15%, 12/1/2025	539,000	528,694
Southwestern Electric Power Co.:
5.30%, 4/1/2033	1,474,000	1,485,335
Series K, 2.75%, 10/1/2026	484,000	450,812
Series M, 4.10%, 9/15/2028	473,000	457,358
Series N, 1.65%, 3/15/2026	1,132,000	1,033,527
Tampa Electric Co. 2.40%, 3/15/2031	1,398,000	1,170,979
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,375,000	1,099,670
3.05%, 3/15/2025	491,000	475,651
Union Electric Co.:
2.15%, 3/15/2032	555,000	453,613
2.95%, 6/15/2027 (a)	469,000	444,035
2.95%, 3/15/2030	463,000	419,784
3.50%, 3/15/2029	1,209,000	1,142,529
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,498,000	1,245,198
2.40%, 3/30/2032	200,000	166,498
5.00%, 4/1/2033	3,698,000	3,722,888
Series A, 2.88%, 7/15/2029	779,000	705,797
Series A, 3.10%, 5/15/2025	1,118,000	1,077,417
Series A, 3.15%, 1/15/2026	1,006,000	973,788
Series A, 3.50%, 3/15/2027	895,000	861,026
Series B, 2.95%, 11/15/2026	1,119,000	1,052,710
Series B, 3.75%, 5/15/2027	978,000	950,039
Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
1.80%, 10/15/2030	$574,000	$465,038
2.20%, 12/15/2028	637,000	555,196
5.00%, 9/27/2025	924,000	925,164
5.15%, 10/1/2027	633,000	644,869
Wisconsin Electric Power Co. 1.70%, 6/15/2028	1,219,000	1,063,114
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	480,000	388,608
3.00%, 7/1/2029	488,000	442,806
3.05%, 10/15/2027	1,005,000	944,489
4.95%, 4/1/2033	1,000,000	1,005,830
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,548,000	1,575,245
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,349,000	1,208,974
2.35%, 11/15/2031	117,000	95,702
2.60%, 12/1/2029	933,000	815,591
3.30%, 6/1/2025	1,028,000	994,549
3.35%, 12/1/2026	918,000	875,937
3.40%, 6/1/2030	1,408,000	1,286,025
4.00%, 6/15/2028	984,000	956,871
4.60%, 6/1/2032	983,000	956,282
		385,328,230
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	619,000	504,330
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	1,389,000	1,239,391
1.80%, 10/15/2027	511,000	457,626
1.95%, 10/15/2030	1,660,000	1,396,641
2.00%, 12/21/2028	1,498,000	1,327,378
2.20%, 12/21/2031	1,037,000	876,203
3.15%, 6/1/2025	536,000	520,075
		6,321,644
ELECTRONICS — 1.0%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,633,000	1,364,910
2.30%, 3/12/2031	872,000	729,568
2.75%, 9/15/2029	525,000	470,495
3.05%, 9/22/2026	492,000	464,684
Allegion PLC 3.50%, 10/1/2029	1,097,000	992,544
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,094,000	1,029,377
5.41%, 7/1/2032	526,000	527,610
Amphenol Corp.:
2.05%, 3/1/2025	469,000	446,549
2.20%, 9/15/2031	1,166,000	968,072
2.80%, 2/15/2030	472,000	424,956
3.20%, 4/1/2024	705,000	691,097
4.35%, 6/1/2029	696,000	694,448

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/30/2026	$925,000	$928,626
Arrow Electronics, Inc.:
2.95%, 2/15/2032	868,000	726,559
3.88%, 1/12/2028	879,000	835,243
4.00%, 4/1/2025	1,035,000	1,004,995
6.13%, 3/1/2026	909,000	910,863
Avnet, Inc.:
3.00%, 5/15/2031	560,000	451,153
4.63%, 4/15/2026	729,000	718,233
5.50%, 6/1/2032	830,000	811,856
6.25%, 3/15/2028	1,901,000	1,931,568
Flex Ltd.:
3.75%, 2/1/2026	1,491,000	1,431,941
4.75%, 6/15/2025	689,000	677,638
4.88%, 6/15/2029	1,656,000	1,602,876
4.88%, 5/12/2030	726,000	706,122
6.00%, 1/15/2028	1,022,000	1,042,133
Fortive Corp. 3.15%, 6/15/2026	5,629,000	5,367,195
Honeywell International, Inc.:
1.10%, 3/1/2027	992,000	890,856
1.35%, 6/1/2025	1,138,000	1,072,850
1.75%, 9/1/2031 (a)	2,112,000	1,733,340
1.95%, 6/1/2030	1,411,000	1,206,715
2.30%, 8/15/2024	1,233,000	1,197,539
2.50%, 11/1/2026	1,757,000	1,668,289
2.70%, 8/15/2029 (a)	1,328,000	1,223,845
4.85%, 11/1/2024 (a)	1,308,000	1,319,249
4.95%, 2/15/2028 (a)	906,000	937,067
Hubbell, Inc.:
2.30%, 3/15/2031	618,000	513,410
3.15%, 8/15/2027	575,000	543,346
3.35%, 3/1/2026	620,000	599,261
3.50%, 2/15/2028	108,000	102,117
Jabil, Inc.:
1.70%, 4/15/2026	459,000	411,939
3.00%, 1/15/2031	873,000	734,760
3.60%, 1/15/2030	498,000	449,988
4.25%, 5/15/2027	1,212,000	1,169,119
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,714,000	1,515,999
4.60%, 4/6/2027	933,000	923,847
Legrand France SA 8.50%, 2/15/2025	479,000	511,960
TD SYNNEX Corp.:
1.25%, 8/9/2024	1,509,000	1,411,458
1.75%, 8/9/2026	1,129,000	983,449
2.38%, 8/9/2028	1,408,000	1,166,894
2.65%, 8/9/2031	1,749,000	1,370,499
Trimble, Inc.:
4.75%, 12/1/2024	384,000	380,498
4.90%, 6/15/2028	1,406,000	1,395,216
6.10%, 3/15/2033	1,568,000	1,581,438
Tyco Electronics Group SA:
3.13%, 8/15/2027	859,000	808,663
Security Description	Principal Amount	Value
3.45%, 8/1/2024	$795,000	$780,960
3.70%, 2/15/2026	1,268,000	1,241,816
4.50%, 2/13/2026	1,130,000	1,130,610
Vontier Corp.:
1.80%, 4/1/2026	1,317,000	1,168,456
2.40%, 4/1/2028	1,370,000	1,151,882
2.95%, 4/1/2031	1,717,000	1,366,612
		62,615,258
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	494,000	494,845
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (a) (e)	6,426,000	6,053,806
4.05%, 3/15/2029 (e)	1,969,000	1,831,032
4.28%, 3/15/2032 (e)	7,395,000	6,598,411
WarnerMedia Holdings, Inc.:
3.64%, 3/15/2025 (e)	2,230,000	2,157,592
3.79%, 3/15/2025 (e)	782,000	758,431
6.41%, 3/15/2026	1,218,000	1,223,907
		18,623,179
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	542,000	489,811
1.45%, 2/15/2031	765,000	610,049
2.30%, 3/1/2030	1,399,000	1,212,108
2.50%, 8/15/2024	493,000	477,751
2.90%, 7/1/2026	489,000	466,882
3.20%, 3/15/2025	777,000	754,444
3.38%, 11/15/2027	884,000	844,238
3.95%, 5/15/2028 (a)	1,453,000	1,413,682
4.88%, 4/1/2029	1,813,000	1,831,148
Waste Connections, Inc.:
2.20%, 1/15/2032	491,000	402,767
2.60%, 2/1/2030	1,010,000	889,598
3.20%, 6/1/2032	703,000	625,965
3.50%, 5/1/2029	1,161,000	1,082,760
4.25%, 12/1/2028	737,000	725,348
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	1,207,000	1,098,092
1.15%, 3/15/2028 (a)	538,000	458,699
1.50%, 3/15/2031	1,218,000	971,184
2.00%, 6/1/2029	1,185,000	1,024,243
3.13%, 3/1/2025 (a)	465,000	452,757
3.15%, 11/15/2027 (a)	428,000	408,201
4.15%, 4/15/2032	1,681,000	1,628,183
4.63%, 2/15/2030	1,639,000	1,638,656
4.63%, 2/15/2033	1,718,000	1,722,828
		21,229,394
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	586,000	635,957

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bestfoods Series E, 7.25%, 12/15/2026	$4,063,000	$4,425,257
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	694,000	594,737
3.30%, 3/19/2025	610,000	591,352
3.95%, 3/15/2025	1,072,000	1,052,800
4.15%, 3/15/2028	1,036,000	1,014,803
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,500,000	1,286,010
4.30%, 5/1/2024	1,689,000	1,672,938
4.60%, 11/1/2025	1,529,000	1,514,750
4.85%, 11/1/2028	1,086,000	1,082,916
7.00%, 10/1/2028	892,000	975,527
8.25%, 9/15/2030	1,163,000	1,361,373
Flowers Foods, Inc.:
2.40%, 3/15/2031	591,000	493,142
3.50%, 10/1/2026	470,000	450,721
General Mills, Inc.:
2.25%, 10/14/2031	1,137,000	946,803
2.88%, 4/15/2030	1,494,000	1,341,029
3.20%, 2/10/2027 (a)	1,042,000	1,002,029
4.00%, 4/17/2025	1,431,000	1,412,096
4.20%, 4/17/2028	1,668,000	1,650,836
4.95%, 3/29/2033	865,000	877,811
5.24%, 11/18/2025	843,000	845,192
Hershey Co.:
0.90%, 6/1/2025 (a)	1,426,000	1,321,702
1.70%, 6/1/2030	557,000	463,736
2.05%, 11/15/2024 (a)	428,000	412,819
2.30%, 8/15/2026 (a)	679,000	645,043
2.45%, 11/15/2029 (a)	435,000	387,237
3.20%, 8/21/2025	89,000	86,520
Hormel Foods Corp.:
0.65%, 6/3/2024	1,126,000	1,070,860
1.70%, 6/3/2028	1,375,000	1,212,434
1.80%, 6/11/2030	600,000	501,534
Ingredion, Inc.:
2.90%, 6/1/2030	1,284,000	1,128,007
3.20%, 10/1/2026	698,000	665,969
J M Smucker Co.:
2.13%, 3/15/2032 (a)	200,000	163,206
2.38%, 3/15/2030	1,152,000	993,001
3.38%, 12/15/2027	1,120,000	1,065,310
3.50%, 3/15/2025	926,000	903,767
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027 (e)	1,392,000	1,226,533
3.00%, 2/2/2029 (e)	630,000	539,727
3.00%, 5/15/2032 (e)	1,690,000	1,328,070
3.63%, 1/15/2032 (e)	1,259,000	1,039,720
3.75%, 12/1/2031 (e)	1,074,000	887,103
5.13%, 2/1/2028 (e)	1,546,000	1,496,667
5.50%, 1/15/2030 (e)	1,791,000	1,710,674
Security Description	Principal Amount	Value
Kellogg Co.:
2.10%, 6/1/2030 (a)	$757,000	$634,351
3.25%, 4/1/2026	1,501,000	1,437,943
3.40%, 11/15/2027	1,100,000	1,049,422
4.30%, 5/15/2028 (a)	645,000	637,950
5.25%, 3/1/2033	944,000	968,487
Series B, 7.45%, 4/1/2031	871,000	1,003,871
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,379,000	2,272,968
3.75%, 4/1/2030 (a)	1,389,000	1,316,383
3.88%, 5/15/2027	1,464,000	1,429,025
4.25%, 3/1/2031	1,288,000	1,247,827
4.63%, 1/30/2029	15,000	15,206
6.75%, 3/15/2032	1,740,000	1,944,224
Kroger Co.:
1.70%, 1/15/2031 (a)	25,000	19,924
2.20%, 5/1/2030	1,416,000	1,187,925
2.65%, 10/15/2026	1,029,000	969,184
3.50%, 2/1/2026 (a)	1,632,000	1,592,669
3.70%, 8/1/2027	691,000	664,929
4.50%, 1/15/2029 (a)	1,392,000	1,384,887
7.50%, 4/1/2031	488,000	566,744
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,337,000	1,199,476
1.85%, 2/15/2031 (a)	783,000	628,099
2.50%, 4/15/2030	1,407,000	1,203,477
3.40%, 8/15/2027	1,456,000	1,380,565
Mondelez International, Inc.:
1.50%, 5/4/2025	1,847,000	1,728,053
1.50%, 2/4/2031 (a)	1,355,000	1,081,019
2.63%, 3/17/2027	1,226,000	1,145,194
2.75%, 4/13/2030	706,000	626,420
3.00%, 3/17/2032 (a)	1,356,000	1,193,727
Pilgrim's Pride Corp.:
COR, 3.50%, 3/1/2032	1,496,000	1,201,662
COR, 4.25%, 4/15/2031	1,402,000	1,223,525
Sysco Corp.:
2.40%, 2/15/2030	1,257,000	1,096,142
2.45%, 12/14/2031	726,000	605,194
3.25%, 7/15/2027 (a)	844,000	800,829
3.30%, 7/15/2026	1,704,000	1,638,157
3.75%, 10/1/2025	1,292,000	1,262,672
5.95%, 4/1/2030	2,080,000	2,212,912
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,562,000	1,491,335
3.95%, 8/15/2024	1,183,000	1,166,166
4.00%, 3/1/2026	5,769,000	5,666,889
4.35%, 3/1/2029	1,559,000	1,513,664
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,402
		94,926,216
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	1,135,000	1,046,129

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/1/2024	$595,000	$584,064
Fibria Overseas Finance Ltd.:
4.00%, 1/14/2025	505,000	492,532
5.50%, 1/17/2027 (a)	1,204,000	1,209,249
Georgia-Pacific LLC:
7.75%, 11/15/2029	477,000	560,132
8.88%, 5/15/2031	1,252,000	1,577,971
Suzano Austria GmbH:
2.50%, 9/15/2028	963,000	825,734
3.75%, 1/15/2031	1,992,000	1,732,502
5.00%, 1/15/2030	767,000	732,439
6.00%, 1/15/2029	1,863,000	1,879,208
Series DM3N, 3.13%, 1/15/2032	1,526,000	1,251,701
		11,891,661
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	13,000	10,418
2.63%, 9/15/2029	1,077,000	962,547
3.00%, 6/15/2027	539,000	509,253
5.45%, 10/15/2032 (a)	475,000	501,733
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,355,000	1,096,127
4.00%, 4/1/2028 (a)	449,000	439,140
4.40%, 7/1/2032 (a)	452,000	439,005
5.25%, 3/1/2028	3,375,000	3,461,029
5.40%, 3/1/2033	1,109,000	1,146,673
Eastern Energy Gas Holdings LLC:
3.60%, 12/15/2024	637,000	621,757
Series A, 2.50%, 11/15/2024	688,000	662,743
Series B, 3.00%, 11/15/2029	373,000	331,381
National Fuel Gas Co.:
2.95%, 3/1/2031	1,322,000	1,062,372
3.95%, 9/15/2027	499,000	468,940
4.75%, 9/1/2028	489,000	469,772
5.20%, 7/15/2025	565,000	563,458
5.50%, 1/15/2026	746,000	745,992
NiSource, Inc.:
0.95%, 8/15/2025	2,186,000	1,996,080
1.70%, 2/15/2031	659,000	522,106
2.95%, 9/1/2029	1,389,000	1,236,710
3.49%, 5/15/2027	1,319,000	1,250,557
3.60%, 5/1/2030	1,341,000	1,239,151
5.25%, 3/30/2028	1,019,000	1,036,965
ONE Gas, Inc.:
2.00%, 5/15/2030	441,000	373,915
4.25%, 9/1/2032	468,000	456,211
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,281,000	1,067,970
3.50%, 6/1/2029	608,000	564,887
Security Description	Principal Amount	Value
Southern California Gas Co.:
2.95%, 4/15/2027	$617,000	$578,413
3.15%, 9/15/2024	441,000	430,800
3.20%, 6/15/2025	552,000	535,357
Series TT, 2.60%, 6/15/2026	1,560,000	1,474,668
Series XX, 2.55%, 2/1/2030	991,000	865,183
Southern Co. Gas Capital Corp.:
3.25%, 6/15/2026	523,000	501,458
5.15%, 9/15/2032	1,456,000	1,469,293
Series 20-A, 1.75%, 1/15/2031	200,000	159,666
Southwest Gas Corp.:
2.20%, 6/15/2030	1,349,000	1,112,992
3.70%, 4/1/2028	450,000	425,367
5.45%, 3/23/2028	919,000	927,528
5.80%, 12/1/2027	594,000	613,644
Spire Missouri, Inc. 4.80%, 2/15/2033	641,000	639,647
		32,970,908
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	693,000	569,715
4.63%, 6/15/2028	712,000	688,070
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	1,714,000	1,725,724
6.05%, 4/15/2028 (e)	3,642,000	3,655,548
6.30%, 2/15/2030 (e)	755,000	758,481
Snap-on, Inc. 3.25%, 3/1/2027	966,000	928,220
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,206,000	1,001,221
3.40%, 3/1/2026	1,033,000	989,655
4.25%, 11/15/2028	1,435,000	1,386,368
6.00%, 3/6/2028	1,399,000	1,441,935
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (a) (b)	262,000	206,870
		13,351,807
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,757,000	1,534,546
1.40%, 6/30/2030 (a)	1,587,000	1,324,748
2.95%, 3/15/2025	780,000	762,263
3.75%, 11/30/2026	1,917,000	1,902,105
3.88%, 9/15/2025	509,000	503,864
Baxter International, Inc.:
1.32%, 11/29/2024	1,150,000	1,082,219
1.73%, 4/1/2031 (a)	1,841,000	1,439,441
1.92%, 2/1/2027	1,075,000	962,071
2.27%, 12/1/2028	1,800,000	1,563,552
2.54%, 2/1/2032	2,036,000	1,658,729
2.60%, 8/15/2026 (a)	1,067,000	995,191

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/1/2030	$1,058,000	$985,009
Boston Scientific Corp.:
1.90%, 6/1/2025	1,383,000	1,307,474
2.65%, 6/1/2030 (a)	1,116,000	986,265
Danaher Corp. 3.35%, 9/15/2025 (a)	305,000	298,540
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,309,000	1,160,520
DH Europe Finance II Sarl:
2.20%, 11/15/2024	1,683,000	1,615,815
2.60%, 11/15/2029 (a)	2,808,000	2,512,177
Edwards Lifesciences Corp. 4.30%, 6/15/2028	489,000	487,010
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (e)	2,359,000	2,373,248
5.60%, 11/15/2025 (e)	2,449,000	2,479,392
5.65%, 11/15/2027 (e)	2,115,000	2,186,804
5.86%, 3/15/2030 (e)	3,506,000	3,668,714
5.91%, 11/22/2032 (e)	200,000	212,628
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	1,510,000	1,505,802
4.50%, 3/30/2033	2,400,000	2,401,824
PerkinElmer, Inc.:
0.85%, 9/15/2024	1,194,000	1,119,172
1.90%, 9/15/2028	746,000	639,098
2.25%, 9/15/2031	447,000	358,293
2.55%, 3/15/2031	513,000	422,830
3.30%, 9/15/2029	1,301,000	1,163,289
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,414,000	1,146,683
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,251,000	1,046,537
Stryker Corp.:
1.15%, 6/15/2025	818,000	755,521
1.95%, 6/15/2030 (a)	1,058,000	892,169
3.38%, 5/15/2024	812,000	796,556
3.38%, 11/1/2025	1,527,000	1,472,639
3.50%, 3/15/2026	1,629,000	1,586,630
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	5,923,000	5,625,666
1.75%, 10/15/2028 (a)	2,064,000	1,814,194
2.60%, 10/1/2029 (a)	1,633,000	1,474,207
4.80%, 11/21/2027	1,233,000	1,264,022
4.95%, 11/21/2032	777,000	806,153
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,789,000	1,691,249
3.05%, 1/15/2026	582,000	558,179
3.55%, 4/1/2025	2,042,000	1,980,291
		64,523,329
HEALTH CARE SERVICES — 2.4%
Adventist Health System:
2.95%, 3/1/2029	425,000	375,016
Security Description	Principal Amount	Value
5.43%, 3/1/2032	$969,000	$973,913
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	1,148,000	1,106,465
Series 2020, 2.21%, 6/15/2030	1,622,000	1,373,477
Aetna, Inc. 3.50%, 11/15/2024	1,181,000	1,153,955
Ascension Health Series B, 2.53%, 11/15/2029	1,742,000	1,529,772
Banner Health:
1.90%, 1/1/2031	75,000	61,394
2.34%, 1/1/2030 (a)	1,426,000	1,233,319
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	1,640,000	1,329,187
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	494,000	443,948
Series 2018, 4.30%, 7/1/2028	1,125,000	1,083,083
Series 20-2, 2.10%, 6/1/2031	468,000	375,865
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	478,000	403,513
Centene Corp.:
2.45%, 7/15/2028	3,291,000	2,862,314
2.50%, 3/1/2031	2,854,000	2,309,828
2.63%, 8/1/2031	2,975,000	2,411,654
3.00%, 10/15/2030	6,378,000	5,367,916
3.38%, 2/15/2030	2,527,000	2,213,096
4.25%, 12/15/2027	2,907,000	2,800,488
4.63%, 12/15/2029	4,270,000	4,017,216
CHRISTUS Health Series C, 4.34%, 7/1/2028	488,000	474,819
CommonSpirit Health:
1.55%, 10/1/2025	1,014,000	932,018
2.76%, 10/1/2024	1,056,000	1,023,158
2.78%, 10/1/2030	661,000	563,926
3.35%, 10/1/2029	1,283,000	1,154,135
6.07%, 11/1/2027	1,347,000	1,383,234
Elevance Health, Inc.:
1.50%, 3/15/2026	1,075,000	980,110
2.25%, 5/15/2030	1,159,000	994,897
2.38%, 1/15/2025	1,588,000	1,520,859
2.55%, 3/15/2031	1,332,000	1,145,094
2.88%, 9/15/2029	1,169,000	1,059,839
3.35%, 12/1/2024	929,000	907,299
3.50%, 8/15/2024	650,000	636,805
3.65%, 12/1/2027	2,006,000	1,938,197
4.10%, 3/1/2028	1,421,000	1,392,935
4.10%, 5/15/2032	573,000	547,863
4.75%, 2/15/2033	2,296,000	2,307,939
4.90%, 2/8/2026	720,000	717,948

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 10/15/2025	$880,000	$892,047
HCA, Inc.:
2.38%, 7/15/2031	488,000	393,465
3.13%, 3/15/2027 (e)	1,862,000	1,731,232
3.38%, 3/15/2029 (e)	824,000	744,023
3.50%, 9/1/2030	3,600,000	3,207,024
3.63%, 3/15/2032 (e)	2,852,000	2,508,391
4.13%, 6/15/2029	1,890,000	1,774,899
4.50%, 2/15/2027	1,482,000	1,448,448
5.25%, 4/15/2025	1,785,000	1,790,301
5.25%, 6/15/2026	2,035,000	2,037,361
5.38%, 2/1/2025	3,345,000	3,346,104
5.38%, 9/1/2026	1,568,000	1,573,331
5.63%, 9/1/2028	1,464,000	1,481,348
5.88%, 2/15/2026	2,247,000	2,279,784
5.88%, 2/1/2029	2,817,000	2,877,368
Humana, Inc.:
1.35%, 2/3/2027	964,000	847,269
2.15%, 2/3/2032	1,269,000	1,026,583
3.13%, 8/15/2029	668,000	604,446
3.70%, 3/23/2029	487,000	456,855
3.85%, 10/1/2024	634,000	623,304
3.95%, 3/15/2027	1,270,000	1,230,262
4.50%, 4/1/2025	494,000	490,858
4.88%, 4/1/2030	462,000	464,800
5.70%, 3/13/2026	1,399,000	1,406,750
5.75%, 3/1/2028	763,000	792,902
5.88%, 3/1/2033	863,000	928,588
Kaiser Foundation Hospitals 3.15%, 5/1/2027	728,000	686,286
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,202,000	1,074,408
2.30%, 12/1/2024	937,000	895,660
2.70%, 6/1/2031	495,000	425,928
2.95%, 12/1/2029	1,778,000	1,589,479
3.25%, 9/1/2024 (a)	33,000	32,319
3.60%, 2/1/2025	1,785,000	1,738,019
3.60%, 9/1/2027 (a)	480,000	458,016
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	934,000	698,090
OhioHealth Corp. 2.30%, 11/15/2031	444,000	367,987
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,433,000	1,308,042
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	1,116,000	892,755
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	741,000	636,919
Security Description	Principal Amount	Value
Series H, 2.75%, 10/1/2026	$384,000	$357,082
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	430,000	374,423
2.95%, 6/30/2030	1,021,000	913,560
3.45%, 6/1/2026	1,661,000	1,589,228
3.50%, 3/30/2025	596,000	577,691
4.20%, 6/30/2029	788,000	774,328
4.25%, 4/1/2024	458,000	452,898
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	624,000	579,559
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	1,292,000	1,234,894
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,775,000	1,616,173
Sutter Health:
Series 2018, 3.70%, 8/15/2028	740,000	701,446
Series 20A, 1.32%, 8/15/2025	542,000	498,494
Series 20A, 2.29%, 8/15/2030	1,333,000	1,120,240
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	1,203,000	1,147,397
1.15%, 5/15/2026 (a)	1,176,000	1,070,701
1.25%, 1/15/2026	721,000	662,541
2.00%, 5/15/2030	1,450,000	1,238,909
2.30%, 5/15/2031	483,000	413,979
2.38%, 8/15/2024	933,000	906,223
2.88%, 8/15/2029 (a)	1,354,000	1,239,506
2.95%, 10/15/2027	909,000	859,314
3.10%, 3/15/2026	1,458,000	1,410,615
3.38%, 4/15/2027	1,645,000	1,583,773
3.45%, 1/15/2027	928,000	904,494
3.70%, 12/15/2025	713,000	697,293
3.70%, 5/15/2027 (a)	726,000	710,638
3.75%, 7/15/2025	2,817,000	2,785,759
3.85%, 6/15/2028	1,473,000	1,439,695
3.88%, 12/15/2028	3,971,000	3,891,024
4.00%, 5/15/2029	1,897,000	1,856,233
4.20%, 5/15/2032	2,006,000	1,963,132
4.25%, 1/15/2029	3,175,000	3,151,854
4.50%, 4/15/2033	3,413,000	3,392,385
5.00%, 10/15/2024	892,000	899,029
5.15%, 10/15/2025	1,814,000	1,849,427
5.25%, 2/15/2028	1,503,000	1,565,946
5.30%, 2/15/2030	1,456,000	1,533,707
5.35%, 2/15/2033	1,972,000	2,095,782
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,389,000	1,213,639
2.65%, 10/15/2030 (a)	1,424,000	1,141,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
UPMC:
Series 2021, 1.80%, 4/15/2026	$100,000	$91,193
Series D-1, 3.60%, 4/3/2025	480,000	468,115
		153,841,999
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026 (a)	1,088,000	960,726
2.50%, 10/15/2024	667,000	642,661
2.60%, 10/15/2025	1,091,000	1,020,925
Lennar Corp.:
4.75%, 5/30/2025	1,425,000	1,403,383
4.75%, 11/29/2027	1,741,000	1,721,623
5.00%, 6/15/2027	776,000	775,224
5.25%, 6/1/2026	495,000	496,757
MDC Holdings, Inc.:
2.50%, 1/15/2031	1,471,000	1,148,130
3.85%, 1/15/2030	814,000	700,398
NVR, Inc. 3.00%, 5/15/2030	1,803,000	1,587,794
PulteGroup, Inc.:
5.00%, 1/15/2027	275,000	273,427
5.50%, 3/1/2026	1,142,000	1,146,557
7.88%, 6/15/2032 (a)	661,000	763,395
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (a)	1,456,000	1,309,483
4.35%, 2/15/2028	480,000	452,688
4.88%, 11/15/2025	701,000	694,102
4.88%, 3/15/2027	1,162,000	1,129,836
		16,227,109
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	717,000	705,184
Leggett & Platt, Inc.:
3.80%, 11/15/2024	357,000	348,817
4.40%, 3/15/2029	535,000	518,501
Whirlpool Corp.:
2.40%, 5/15/2031	549,000	448,643
3.70%, 5/1/2025	489,000	478,090
4.70%, 5/14/2032 (a)	477,000	456,370
4.75%, 2/26/2029 (a)	1,709,000	1,692,628
5.50%, 3/1/2033 (a)	490,000	493,087
		5,141,320
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	1,634,000	1,593,232
3.25%, 8/15/2032	732,000	686,272
4.60%, 3/1/2033 (a)	2,308,000	2,394,158
4.80%, 3/2/2026	2,003,000	2,048,788
Procter & Gamble Co.:
3.95%, 1/26/2028 (a)	886,000	889,934
4.05%, 1/26/2033 (a)	1,278,000	1,285,412
Security Description	Principal Amount	Value
4.10%, 1/26/2026 (a)	$1,760,000	$1,773,112
		10,670,908
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
0.85%, 8/15/2024	715,000	675,518
2.25%, 2/15/2032	441,000	348,081
2.65%, 4/30/2030	531,000	453,378
4.88%, 12/6/2028	728,000	723,719
5.75%, 3/15/2033	1,407,000	1,463,013
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	728,000	609,067
3.15%, 8/1/2027 (a)	616,000	589,118
5.60%, 11/15/2032	653,000	700,440
Clorox Co.:
1.80%, 5/15/2030	1,546,000	1,279,037
3.10%, 10/1/2027	1,093,000	1,035,333
4.40%, 5/1/2029	1,407,000	1,390,820
4.60%, 5/1/2032	532,000	528,388
Kimberly-Clark Corp.:
2.75%, 2/15/2026	1,211,000	1,167,646
3.05%, 8/15/2025	1,237,000	1,200,917
3.10%, 3/26/2030	826,000	766,057
3.20%, 4/25/2029 (a)	1,548,000	1,466,668
3.95%, 11/1/2028	504,000	499,479
4.50%, 2/16/2033	509,000	515,551
		15,412,230
INSURANCE — 2.4%
ACE Capital Trust II 9.70%, 4/1/2030	491,000	585,331
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (a) (b)	466,000	440,584
Aflac, Inc.:
1.13%, 3/15/2026	978,000	888,278
2.88%, 10/15/2026	993,000	937,074
3.60%, 4/1/2030	1,213,000	1,140,535
Alleghany Corp. 3.63%, 5/15/2030	488,000	461,028
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	1,729,000	1,675,695
Allstate Corp.:
0.75%, 12/15/2025	1,543,000	1,383,207
1.45%, 12/15/2030	468,000	364,361
3.28%, 12/15/2026 (a)	960,000	916,003
5.25%, 3/30/2033 (a)	1,037,000	1,047,899
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	687,000	684,431
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	489,000	494,956

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
American International Group, Inc.:
2.50%, 6/30/2025	$1,042,000	$986,493
3.40%, 6/30/2030	1,299,000	1,164,281
3.90%, 4/1/2026	1,275,000	1,241,047
4.20%, 4/1/2028	25,000	24,393
5.13%, 3/27/2033	1,815,000	1,801,460
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	213,000	193,551
Aon Corp.:
2.80%, 5/15/2030	1,085,000	959,444
3.75%, 5/2/2029	1,823,000	1,741,457
8.21%, 1/1/2027	429,000	426,435
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	552,000	446,386
2.60%, 12/2/2031	458,000	384,299
5.35%, 2/28/2033 (a)	2,417,000	2,500,411
Aon Global Ltd.:
3.50%, 6/14/2024	774,000	759,735
3.88%, 12/15/2025	841,000	820,084
Arch Capital Finance LLC 4.01%, 12/15/2026	487,000	472,590
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	200,000	161,804
5.50%, 3/2/2033	1,064,000	1,085,269
Assurant, Inc.:
2.65%, 1/15/2032	1,359,000	1,030,720
3.70%, 2/22/2030	1,126,000	997,501
4.90%, 3/27/2028	868,000	852,133
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	1,158,000	994,247
5.00%, 7/1/2024 (a)	423,000	420,644
Athene Holding Ltd.:
3.50%, 1/15/2031 (a)	740,000	616,775
4.13%, 1/12/2028	1,530,000	1,387,955
6.15%, 4/3/2030 (a)	1,225,000	1,223,640
AXA SA 8.60%, 12/15/2030	1,146,000	1,376,644
AXIS Specialty Finance LLC 5 Year CMT + 3.19%, 4.90%, 1/15/2040 (b)	1,391,000	1,106,568
AXIS Specialty Finance PLC 4.00%, 12/6/2027	221,000	213,411
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	1,409,000	1,160,565
1.85%, 3/12/2030 (a)	1,855,000	1,593,315
2.30%, 3/15/2027 (a)	1,260,000	1,197,126
2.88%, 3/15/2032	1,157,000	1,041,543
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	2,416,000	2,351,251
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	566,000	516,520
Security Description	Principal Amount	Value
5.63%, 5/15/2030 (a)	$2,805,000	$2,698,690
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,106,000	885,652
4.20%, 9/15/2024	582,000	572,863
4.20%, 3/17/2032	1,279,000	1,152,379
4.50%, 3/15/2029 (a)	472,000	455,697
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	1,659,000	1,341,783
3.15%, 3/15/2025	987,000	961,693
3.35%, 5/15/2024	493,000	484,939
3.35%, 5/3/2026	1,861,000	1,803,141
Cincinnati Financial Corp. 6.92%, 5/15/2028	589,000	653,878
CNA Financial Corp.:
2.05%, 8/15/2030	585,000	476,775
3.45%, 8/15/2027	1,024,000	966,216
3.95%, 5/15/2024	1,381,000	1,362,467
4.50%, 3/1/2026	466,000	461,452
CNO Financial Group, Inc.:
5.25%, 5/30/2025	1,079,000	1,065,210
5.25%, 5/30/2029	1,751,000	1,691,799
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (e)	2,492,000	2,396,806
3.65%, 4/5/2027 (e)	1,397,000	1,309,785
3.85%, 4/5/2029 (e)	2,050,000	1,869,928
Enstar Group Ltd.:
3.10%, 9/1/2031	1,673,000	1,293,731
4.95%, 6/1/2029	837,000	783,022
Equitable Holdings, Inc.:
4.35%, 4/20/2028	1,758,000	1,689,948
5.59%, 1/11/2033	810,000	794,578
7.00%, 4/1/2028	433,000	469,277
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (e)	1,328,000	1,337,176
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	655,000	549,669
4.63%, 4/29/2030	1,254,000	1,182,234
5.63%, 8/16/2032 (e)	1,313,000	1,291,624
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	442,000	354,290
3.40%, 6/15/2030 (a)	1,417,000	1,241,660
4.50%, 8/15/2028	519,000	504,971
First American Financial Corp.:
2.40%, 8/15/2031	1,806,000	1,398,061
4.00%, 5/15/2030	615,000	554,201
4.60%, 11/15/2024	447,000	438,771
Globe Life, Inc.:
2.15%, 8/15/2030	738,000	597,750
4.55%, 9/15/2028	485,000	481,780
4.80%, 6/15/2032	490,000	471,321
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,269,000	1,016,393

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/15/2026	$479,000	$473,496
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	619,000	544,454
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,424,000	1,170,414
5.17%, 6/8/2027 (a)	485,000	483,526
5.67%, 6/8/2032 (a)	1,232,000	1,216,957
Kemper Corp.:
2.40%, 9/30/2030	1,589,000	1,271,041
3.80%, 2/23/2032	631,000	542,584
4.35%, 2/15/2025	1,398,000	1,370,334
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,485,000	1,219,794
3.35%, 3/9/2025	1,430,000	1,353,552
3.40%, 1/15/2031 (a)	2,443,000	1,995,907
3.40%, 3/1/2032	448,000	358,700
3.63%, 12/12/2026	619,000	565,574
Loews Corp.:
3.20%, 5/15/2030	495,000	444,901
3.75%, 4/1/2026	1,785,000	1,739,447
Manulife Financial Corp.:
2.48%, 5/19/2027	1,492,000	1,377,519
3.70%, 3/16/2032	625,000	577,019
4.15%, 3/4/2026	1,797,000	1,768,769
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	1,112,000	1,055,121
Markel Corp. 3.35%, 9/17/2029	593,000	537,596
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,349,000	1,138,354
2.38%, 12/15/2031	610,000	504,458
3.50%, 6/3/2024	552,000	541,782
3.50%, 3/10/2025	940,000	915,438
3.75%, 3/14/2026	1,236,000	1,209,389
4.38%, 3/15/2029 (a)	1,699,000	1,687,345
5.75%, 11/1/2032	1,204,000	1,291,001
Mercury General Corp. 4.40%, 3/15/2027	533,000	513,050
MetLife, Inc.:
3.00%, 3/1/2025	807,000	780,861
3.60%, 4/10/2024	607,000	598,393
3.60%, 11/13/2025	1,293,000	1,266,675
4.55%, 3/23/2030 (a)	2,198,000	2,164,920
6.50%, 12/15/2032 (a)	1,161,000	1,292,030
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,416
Old Republic International Corp.:
3.88%, 8/26/2026	496,000	474,275
4.88%, 10/1/2024	606,000	598,255
PartnerRe Finance B LLC 3.70%, 7/2/2029	1,364,000	1,271,589
Primerica, Inc. 2.80%, 11/19/2031	612,000	515,273
Security Description	Principal Amount	Value
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	$1,425,000	$1,187,652
3.10%, 11/15/2026	1,210,000	1,156,409
3.40%, 5/15/2025 (a)	696,000	671,097
3.70%, 5/15/2029	611,000	579,112
5.38%, 3/15/2033	1,023,000	1,023,276
Progressive Corp.:
2.45%, 1/15/2027	662,000	616,269
2.50%, 3/15/2027	471,000	437,102
3.20%, 3/26/2030	948,000	868,359
4.00%, 3/1/2029	488,000	479,421
6.63%, 3/1/2029	1,791,000	1,984,321
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,433,000	1,280,414
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	826,000	764,810
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	1,326,000	1,236,230
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	1,319,000	1,252,879
5 Year CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	1,693,000	1,640,568
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (b)	949,000	841,260
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	1,286,000	1,204,892
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	2,310,000	1,893,715
Series MTN, 1.50%, 3/10/2026	1,166,000	1,063,882
Series MTN, 2.10%, 3/10/2030	1,256,000	1,066,532
Prudential Funding Asia PLC:
3.13%, 4/14/2030	2,147,000	1,894,191
3.63%, 3/24/2032 (a)	647,000	588,511
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,431,000	1,255,688
3.90%, 5/15/2029	680,000	637,065
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027 (a)	405,000	384,815
3.70%, 4/1/2025	201,000	196,634
RenaissanceRe Holdings Ltd. 3.60%, 4/15/2029	1,730,000	1,596,894
Stewart Information Services Corp. 3.60%, 11/15/2031	1,398,000	1,100,072
Trinity Acquisition PLC 4.40%, 3/15/2026	534,000	524,564
Unum Group 4.00%, 6/15/2029	492,000	460,084

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	$1,472,000	$1,167,178
Willis North America, Inc.:
2.95%, 9/15/2029	1,329,000	1,164,749
3.60%, 5/15/2024	720,000	701,813
4.50%, 9/15/2028	869,000	840,810
4.65%, 6/15/2027	838,000	825,639
		154,763,805
INTERNET — 1.7%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	1,560,000	1,291,290
3.40%, 12/6/2027	3,522,000	3,319,767
3.60%, 11/28/2024	2,769,000	2,707,833
Alphabet, Inc.:
0.45%, 8/15/2025	1,340,000	1,230,549
0.80%, 8/15/2027 (a)	1,048,000	919,222
1.10%, 8/15/2030 (a)	3,655,000	2,988,218
2.00%, 8/15/2026	2,492,000	2,335,104
Amazon.com, Inc.:
0.45%, 5/12/2024	2,637,000	2,527,538
0.80%, 6/3/2025	956,000	889,443
1.00%, 5/12/2026	3,201,000	2,901,610
1.20%, 6/3/2027	1,680,000	1,490,815
1.50%, 6/3/2030	3,241,000	2,696,188
1.65%, 5/12/2028	2,797,000	2,476,492
2.10%, 5/12/2031 (a)	3,591,000	3,068,725
2.80%, 8/22/2024	2,386,000	2,334,510
3.00%, 4/13/2025	1,265,000	1,233,527
3.15%, 8/22/2027	5,041,000	4,838,654
3.30%, 4/13/2027	4,511,000	4,364,663
3.45%, 4/13/2029 (a)	3,083,000	2,967,850
3.60%, 4/13/2032 (a)	2,541,000	2,409,554
3.80%, 12/5/2024	1,368,000	1,357,029
4.55%, 12/1/2027	4,595,000	4,663,971
4.60%, 12/1/2025	3,518,000	3,548,184
4.65%, 12/1/2029 (a)	1,745,000	1,782,779
4.70%, 11/29/2024	1,675,000	1,686,675
4.70%, 12/1/2032	3,595,000	3,685,953
5.20%, 12/3/2025	1,428,000	1,456,260
Baidu, Inc.:
1.63%, 2/23/2027 (a)	658,000	582,626
1.72%, 4/9/2026 (a)	1,052,000	953,059
2.38%, 10/9/2030	581,000	485,977
2.38%, 8/23/2031 (a)	466,000	383,746
3.08%, 4/7/2025 (a)	492,000	472,837
3.43%, 4/7/2030	601,000	545,077
3.63%, 7/6/2027 (a)	871,000	829,314
4.13%, 6/30/2025	482,000	471,912
4.38%, 5/14/2024 (a)	1,669,000	1,656,332
4.38%, 3/29/2028 (a)	1,032,000	1,005,509
4.88%, 11/14/2028	1,121,000	1,114,633
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	520,000	499,481
Security Description	Principal Amount	Value
3.60%, 6/1/2026 (a)	$1,581,000	$1,541,665
3.65%, 3/15/2025	1,427,000	1,397,318
4.63%, 4/13/2030	1,920,000	1,917,754
eBay, Inc.:
1.90%, 3/11/2025 (a)	1,473,000	1,393,296
2.70%, 3/11/2030 (a)	1,346,000	1,178,827
3.45%, 8/1/2024	529,000	518,309
3.60%, 6/5/2027 (a)	1,024,000	979,712
5.90%, 11/22/2025	2,539,000	2,607,604
5.95%, 11/22/2027	688,000	718,375
6.30%, 11/22/2032 (a)	1,719,000	1,866,748
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	1,320,000	1,100,009
3.25%, 2/15/2030	1,908,000	1,655,381
3.80%, 2/15/2028	2,578,000	2,443,042
5.00%, 2/15/2026	1,206,000	1,201,272
JD.com, Inc.:
3.38%, 1/14/2030 (a)	877,000	795,220
3.88%, 4/29/2026	1,407,000	1,365,747
Meta Platforms, Inc.:
3.50%, 8/15/2027	4,718,000	4,554,521
3.85%, 8/15/2032 (a)	2,524,000	2,363,928
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	249,586
Tencent Music Entertainment Group:
1.38%, 9/3/2025	881,000	803,357
2.00%, 9/3/2030 (a)	707,000	561,160
VeriSign, Inc.:
4.75%, 7/15/2027	966,000	961,257
5.25%, 4/1/2025	610,000	609,353
Weibo Corp.:
3.38%, 7/8/2030 (a)	1,219,000	994,485
3.50%, 7/5/2024	1,653,000	1,610,220
		111,561,052
INVESTMENT COMPANY SECURITY — 0.8%
Ares Capital Corp.:
2.15%, 7/15/2026	1,459,000	1,250,786
2.88%, 6/15/2027 (a)	729,000	627,144
2.88%, 6/15/2028	1,351,000	1,115,386
3.20%, 11/15/2031 (a)	1,648,000	1,250,074
3.25%, 7/15/2025	1,392,000	1,276,172
3.88%, 1/15/2026	1,796,000	1,656,038
4.20%, 6/10/2024	1,137,000	1,100,787
4.25%, 3/1/2025	844,000	798,162
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	244,000	206,129
2.95%, 3/10/2026	816,000	721,728
Barings BDC, Inc. 3.30%, 11/23/2026	1,612,000	1,438,210
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	1,089,000	973,185

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Private Credit Fund:
1.75%, 9/15/2024	$601,000	$558,485
2.35%, 11/22/2024	1,416,000	1,314,317
2.63%, 12/15/2026	1,501,000	1,261,966
2.70%, 1/15/2025	1,423,000	1,310,298
3.25%, 3/15/2027	1,563,000	1,326,721
4.00%, 1/15/2029	1,471,000	1,234,110
4.70%, 3/24/2025 (a)	1,210,000	1,155,538
7.05%, 9/29/2025 (e)	1,679,000	1,671,663
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	871,000	721,205
2.75%, 9/16/2026	949,000	820,534
2.85%, 9/30/2028	1,646,000	1,339,762
3.63%, 1/15/2026	915,000	830,600
FS KKR Capital Corp.:
1.65%, 10/12/2024	1,368,000	1,259,258
2.63%, 1/15/2027	826,000	694,856
3.13%, 10/12/2028	640,000	522,336
3.25%, 7/15/2027	1,098,000	930,017
3.40%, 1/15/2026	1,689,000	1,521,468
4.13%, 2/1/2025 (a)	1,071,000	1,016,625
4.63%, 7/15/2024	475,000	458,674
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	622,000	564,695
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	699,000	572,104
2.50%, 8/24/2026	761,000	654,962
3.38%, 4/15/2024	735,000	706,320
Main Street Capital Corp.:
3.00%, 7/14/2026	1,215,000	1,063,793
5.20%, 5/1/2024	682,000	667,964
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	463,000	434,262
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,036,000	882,361
3.50%, 2/25/2025	440,000	417,696
Owl Rock Capital Corp.:
2.63%, 1/15/2027	771,000	652,767
2.88%, 6/11/2028	1,471,000	1,193,422
3.40%, 7/15/2026	1,758,000	1,555,918
3.75%, 7/22/2025	496,000	454,386
4.00%, 3/30/2025	659,000	614,511
4.25%, 1/15/2026	1,173,000	1,078,433
Owl Rock Capital Corp. III 3.13%, 4/13/2027	443,000	380,320
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	881,000	751,396
4.70%, 2/8/2027	1,145,000	1,039,649
5.50%, 3/21/2025	1,461,000	1,421,553
7.75%, 9/16/2027 (e)	1,069,000	1,055,638
Security Description	Principal Amount	Value
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	$849,000	$708,584
Prospect Capital Corp.:
3.36%, 11/15/2026	1,166,000	970,007
3.44%, 10/15/2028	806,000	615,776
3.71%, 1/22/2026	1,776,000	1,571,973
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (a)	1,127,000	990,599
3.88%, 11/1/2024	613,000	584,416
		53,965,739
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	1,438,000	1,410,362
6.55%, 11/29/2027	2,250,000	2,345,918
6.80%, 11/29/2032	1,774,000	1,861,955
Nucor Corp.:
2.00%, 6/1/2025	1,501,000	1,411,285
2.70%, 6/1/2030	797,000	699,136
3.95%, 5/23/2025	439,000	432,336
3.95%, 5/1/2028	1,485,000	1,431,911
4.30%, 5/23/2027	1,350,000	1,325,781
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	458,000	420,792
2.15%, 8/15/2030	694,000	583,043
Steel Dynamics, Inc.:
2.40%, 6/15/2025	1,160,000	1,098,508
2.80%, 12/15/2024	531,000	508,502
5.00%, 12/15/2026	920,000	916,026
Vale Overseas Ltd. 3.75%, 7/8/2030	2,336,000	2,097,681
		16,543,236
LEISURE TIME — 0.1%
Brunswick Corp.:
0.85%, 8/18/2024	1,111,000	1,039,352
2.40%, 8/18/2031 (a)	1,694,000	1,283,544
4.40%, 9/15/2032	488,000	426,180
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	549,000	524,075
		3,273,151
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,248,000	1,123,287
3.70%, 1/15/2031	488,000	432,544
Hyatt Hotels Corp.:
1.80%, 10/1/2024	1,208,000	1,141,850
4.38%, 9/15/2028	1,410,000	1,352,162
4.85%, 3/15/2026	1,312,000	1,306,188
5.63%, 4/23/2025	905,000	900,158
6.00%, 4/23/2030	1,187,000	1,204,805

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Marriott International, Inc.:
3.60%, 4/15/2024	$675,000	$663,444
3.75%, 3/15/2025	640,000	624,211
3.75%, 10/1/2025	571,000	553,779
4.90%, 4/15/2029	1,250,000	1,238,413
5.00%, 10/15/2027	1,349,000	1,352,076
Series AA, 4.65%, 12/1/2028	439,000	435,400
Series EE, 5.75%, 5/1/2025	1,508,000	1,525,176
Series FF, 4.63%, 6/15/2030	1,779,000	1,726,217
Series GG, 3.50%, 10/15/2032	797,000	698,563
Series HH, 2.85%, 4/15/2031	2,302,000	1,961,580
Series R, 3.13%, 6/15/2026	940,000	887,275
Series X, 4.00%, 4/15/2028	792,000	764,937
		19,892,065
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	464,153
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	889,000	806,021
1.70%, 1/8/2027 (a)	696,000	636,784
2.40%, 8/9/2026	544,000	510,816
3.40%, 5/13/2025	2,056,000	2,014,592
3.65%, 8/12/2025	3,286,000	3,227,476
4.80%, 1/6/2026	2,138,000	2,172,721
4.90%, 1/17/2025	1,706,000	1,718,505
COR, 5.40%, 3/10/2025	4,052,000	4,127,084
Series MTN, 0.45%, 5/17/2024	1,068,000	1,019,780
Series MTN, 0.80%, 11/13/2025 (a)	1,048,000	956,813
Series MTN, 1.10%, 9/14/2027 (a)	1,173,000	1,031,689
Series MTN, 1.15%, 9/14/2026	863,000	776,122
Series MTN, 1.45%, 5/15/2025	1,008,000	947,278
Series MTN, 2.85%, 5/17/2024	451,000	442,093
Series MTN, 3.30%, 6/9/2024	1,456,000	1,433,024
Caterpillar, Inc.:
1.90%, 3/12/2031	1,371,000	1,150,461
2.60%, 9/19/2029 (a)	1,811,000	1,653,715
2.60%, 4/9/2030	382,000	342,390
3.40%, 5/15/2024 (a)	972,000	961,289
Oshkosh Corp.:
3.10%, 3/1/2030	438,000	387,266
Security Description	Principal Amount	Value
4.60%, 5/15/2028	$447,000	$441,623
		27,221,695
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	1,741,000	1,602,939
3.95%, 5/23/2025	717,000	699,390
5.45%, 10/14/2025	1,470,000	1,487,816
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	810,000	778,523
Deere & Co.:
2.75%, 4/15/2025 (a)	720,000	697,961
3.10%, 4/15/2030	1,250,000	1,155,262
5.38%, 10/16/2029 (a)	771,000	818,833
7.13%, 3/3/2031	389,000	459,899
Dover Corp.:
2.95%, 11/4/2029	691,000	616,794
3.15%, 11/15/2025 (a)	493,000	476,598
Flowserve Corp.:
2.80%, 1/15/2032	938,000	745,006
3.50%, 10/1/2030	1,009,000	875,560
IDEX Corp. 3.00%, 5/1/2030	1,792,000	1,579,308
John Deere Capital Corp.:
1.05%, 6/17/2026	829,000	748,985
1.45%, 1/15/2031	447,000	361,198
2.13%, 3/7/2025	1,724,000	1,651,161
3.35%, 4/18/2029	876,000	831,683
3.40%, 6/6/2025	1,407,000	1,377,945
3.90%, 6/7/2032	842,000	810,846
4.05%, 9/8/2025	1,220,000	1,213,058
4.15%, 9/15/2027	1,645,000	1,636,430
4.35%, 9/15/2032	784,000	782,965
4.55%, 10/11/2024	859,000	860,340
4.80%, 1/9/2026	1,365,000	1,385,762
4.90%, 3/3/2028 (a)	2,450,000	2,518,110
5.15%, 3/3/2025	1,610,000	1,630,898
COR, 4.75%, 1/20/2028	1,624,000	1,658,510
Series FXD, 5.05%, 3/3/2026	11,228,000	11,432,462
Series MTN, 0.45%, 6/7/2024	447,000	425,669
Series MTN, 0.63%, 9/10/2024	446,000	422,491
Series MTN, 0.70%, 1/15/2026	1,743,000	1,583,760
Series MTN, 1.25%, 1/10/2025	489,000	463,332
Series MTN, 1.30%, 10/13/2026	491,000	443,668
Series MTN, 1.50%, 3/6/2028	910,000	800,090
Series MTN, 1.70%, 1/11/2027	908,000	824,991

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.75%, 3/9/2027	$661,000	$602,356
Series MTN, 2.05%, 1/9/2025	480,000	462,797
Series MTN, 2.25%, 9/14/2026	508,000	474,629
Series MTN, 2.45%, 1/9/2030	1,716,000	1,526,657
Series MTN, 2.65%, 6/10/2026	11,000	10,454
Series MTN, 2.80%, 7/18/2029	1,074,000	981,615
Series MTN, 3.05%, 1/6/2028 (a)	457,000	434,639
Series MTN, 3.35%, 6/12/2024	577,000	568,322
Series MTN, 3.40%, 9/11/2025	1,641,000	1,597,087
Series MTN, 3.45%, 3/13/2025	1,234,000	1,214,059
Series MTN, 3.45%, 3/7/2029 (a)	1,257,000	1,210,604
Series MTN, 4.85%, 10/11/2029	1,451,000	1,500,421
nVent Finance Sarl:
2.75%, 11/15/2031	925,000	758,888
4.55%, 4/15/2028	1,471,000	1,403,672
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,255,000	1,185,561
2.29%, 4/5/2027 (a)	907,000	825,497
2.57%, 2/15/2030	1,936,000	1,698,027
Rockwell Automation, Inc.:
1.75%, 8/15/2031	557,000	456,072
2.88%, 3/1/2025	1,100,000	1,068,254
3.50%, 3/1/2029	743,000	711,913
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,638,000	1,563,012
3.45%, 11/15/2026	1,159,000	1,089,367
4.95%, 9/15/2028	1,404,000	1,378,882
Xylem, Inc.:
1.95%, 1/30/2028	833,000	737,597
2.25%, 1/30/2031	959,000	807,449
		70,126,074
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	1,941,000	1,618,658
2.80%, 4/1/2031	3,347,000	2,693,364
3.75%, 2/15/2028	1,257,000	1,165,453
4.20%, 3/15/2028	4,227,000	3,995,868
4.91%, 7/23/2025	5,751,000	5,687,624
5.05%, 3/30/2029	1,640,000	1,584,010
Security Description	Principal Amount	Value
Comcast Corp.:
1.50%, 2/15/2031	$1,500,000	$1,203,045
1.95%, 1/15/2031 (a)	1,684,000	1,400,027
2.35%, 1/15/2027	493,000	459,560
2.65%, 2/1/2030	8,826,000	7,859,994
3.15%, 3/1/2026	4,841,000	4,695,722
3.15%, 2/15/2028 (a)	3,316,000	3,147,680
3.30%, 2/1/2027	1,271,000	1,226,998
3.30%, 4/1/2027	1,030,000	990,190
3.38%, 2/15/2025	941,000	922,905
3.38%, 8/15/2025	1,933,000	1,888,850
3.40%, 4/1/2030	1,864,000	1,742,728
3.55%, 5/1/2028	2,335,000	2,244,962
3.70%, 4/15/2024	2,666,000	2,635,074
3.95%, 10/15/2025	4,259,000	4,210,703
4.15%, 10/15/2028	6,328,000	6,260,543
4.25%, 10/15/2030	1,420,000	1,391,316
4.25%, 1/15/2033	103,000	100,383
4.65%, 2/15/2033 (a)	2,137,000	2,147,535
5.25%, 11/7/2025	1,429,000	1,460,609
5.35%, 11/15/2027	1,191,000	1,239,783
5.50%, 11/15/2032	1,665,000	1,775,306
Discovery Communications LLC:
3.45%, 3/15/2025 (a)	490,000	471,493
3.63%, 5/15/2030	1,659,000	1,473,441
3.90%, 11/15/2024	1,202,000	1,170,447
3.95%, 6/15/2025	486,000	468,091
3.95%, 3/20/2028	2,351,000	2,203,052
4.13%, 5/15/2029	1,750,000	1,627,272
4.90%, 3/11/2026	1,888,000	1,875,709
FactSet Research Systems, Inc. 3.45%, 3/1/2032	543,000	474,653
Fox Corp.:
3.05%, 4/7/2025 (a)	1,464,000	1,410,623
3.50%, 4/8/2030 (a)	2,456,000	2,239,897
4.71%, 1/25/2029	2,820,000	2,794,987
Grupo Televisa SAB:
4.63%, 1/30/2026	481,000	471,260
8.50%, 3/11/2032	1,247,000	1,499,879
Paramount Global:
2.90%, 1/15/2027	1,096,000	995,124
3.38%, 2/15/2028 (a)	1,403,000	1,270,431
3.70%, 6/1/2028	1,434,000	1,300,681
4.00%, 1/15/2026	1,324,000	1,282,400
4.20%, 6/1/2029 (a)	1,196,000	1,098,299
4.20%, 5/19/2032 (a)	583,000	500,855
4.75%, 5/15/2025 (a)	1,174,000	1,161,873
4.95%, 1/15/2031 (a)	1,083,000	998,537
7.88%, 7/30/2030	1,517,000	1,674,025
TCI Communications, Inc.:
7.13%, 2/15/2028	1,051,000	1,172,075
7.88%, 2/15/2026	659,000	715,858

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Thomson Reuters Corp. 3.35%, 5/15/2026	$1,627,000	$1,554,517
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,045,000	1,008,446
Series B, 7.00%, 3/1/2032	1,192,000	1,389,419
Series GMTN, 3.15%, 9/17/2025	1,426,000	1,379,755
Series MTN, 1.85%, 7/30/2026	1,290,000	1,193,173
Series MTN, 2.95%, 6/15/2027	943,000	895,812
Walt Disney Co.:
1.75%, 8/30/2024	1,170,000	1,126,020
1.75%, 1/13/2026	1,424,000	1,334,388
2.00%, 9/1/2029	2,517,000	2,183,246
2.20%, 1/13/2028 (a)	1,494,000	1,372,045
2.65%, 1/13/2031	11,129,500	9,822,340
3.35%, 3/24/2025	1,243,000	1,221,148
3.38%, 11/15/2026 (a)	652,000	631,736
3.70%, 9/15/2024	1,342,000	1,324,594
3.70%, 10/15/2025	2,411,000	2,371,267
3.70%, 3/23/2027	992,000	972,259
3.80%, 3/22/2030 (a)	1,591,000	1,533,899
4.00%, 10/1/2023	357,000	354,340
		127,768,256
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 3.25%, 6/15/2025	1,222,000	1,192,672
Timken Co.:
3.88%, 9/1/2024	974,000	954,033
4.13%, 4/1/2032	487,000	452,267
4.50%, 12/15/2028 (a)	452,000	442,011
		3,040,983
MINING — 0.4%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	873,000	774,604
3.75%, 10/1/2030	1,082,000	941,481
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,624,000	1,644,008
4.88%, 2/27/2026	4,468,000	4,504,146
6.42%, 3/1/2026	925,000	967,781
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,819,000	1,712,116
4.25%, 3/1/2030	1,615,000	1,498,655
4.38%, 8/1/2028	1,097,000	1,035,612
4.55%, 11/14/2024	343,000	341,018
4.63%, 8/1/2030 (a)	2,183,000	2,071,361
5.00%, 9/1/2027	1,289,000	1,269,033
Kinross Gold Corp. 4.50%, 7/15/2027	724,000	708,412
Newmont Corp.:
2.25%, 10/1/2030	1,714,000	1,439,023
2.80%, 10/1/2029	1,594,000	1,413,416
Security Description	Principal Amount	Value
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	$903,000	$1,054,009
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,381,000	1,558,445
Rio Tinto Finance USA PLC 5.00%, 3/9/2033	1,213,000	1,247,922
Southern Copper Corp. 3.88%, 4/23/2025	728,000	707,048
Teck Resources Ltd. 3.90%, 7/15/2030	1,768,000	1,622,335
Yamana Gold, Inc. 2.63%, 8/15/2031	1,238,000	995,822
		27,506,247
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
2.00%, 2/14/2025 (a)	833,000	793,957
2.38%, 8/26/2029 (a)	1,668,000	1,474,212
2.65%, 4/15/2025	1,610,000	1,542,251
2.88%, 10/15/2027 (a)	1,689,000	1,582,204
3.05%, 4/15/2030 (a)	1,329,000	1,214,374
Series MTN, 2.25%, 9/19/2026 (a)	1,669,000	1,550,251
Series MTN, 3.00%, 8/7/2025 (a)	1,770,000	1,703,536
Series MTN, 3.38%, 3/1/2029 (a)	1,654,000	1,559,441
Series MTN, 3.63%, 9/14/2028 (a)	440,000	423,883
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,165,000	905,065
2.75%, 3/1/2030	911,000	778,285
3.50%, 12/1/2024	564,000	551,603
3.75%, 12/1/2027	844,000	804,602
Eaton Corp.:
3.10%, 9/15/2027	3,166,000	2,998,455
4.00%, 11/2/2032	2,000	1,906
GE Capital Funding LLC 4.55%, 5/15/2032	560,000	549,270
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	548,000	530,837
General Electric Co.:
3.45%, 5/1/2027	500	473
Series A, 6.75%, 3/15/2032	1,306,000	1,482,806
Illinois Tool Works, Inc. 2.65%, 11/15/2026	838,000	797,357
Parker-Hannifin Corp.:
3.25%, 3/1/2027	450,000	428,071
3.25%, 6/14/2029	1,543,000	1,421,628
3.65%, 6/15/2024	1,524,000	1,501,430
4.25%, 9/15/2027	1,424,000	1,399,806
4.50%, 9/15/2029	1,553,000	1,542,719
Series MTN, 3.30%, 11/21/2024	1,044,000	1,015,008

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pentair Finance Sarl:
4.50%, 7/1/2029	$601,000	$572,224
5.90%, 7/15/2032	1,559,000	1,613,331
Teledyne Technologies, Inc.:
1.60%, 4/1/2026	4,521,000	4,117,908
2.25%, 4/1/2028	855,000	764,584
2.75%, 4/1/2031	1,627,000	1,389,100
Textron, Inc.:
3.00%, 6/1/2030	1,547,000	1,382,848
3.38%, 3/1/2028 (a)	1,241,000	1,158,213
3.88%, 3/1/2025	25,000	24,520
3.90%, 9/17/2029	1,198,000	1,131,583
4.00%, 3/15/2026	1,305,000	1,283,141
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	1,080,000	1,045,721
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	486,000	471,503
3.55%, 11/1/2024	702,000	686,198
3.80%, 3/21/2029	328,000	310,977
		44,505,281
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,493,000	1,358,988
3.25%, 2/15/2029	1,334,000	1,173,026
3.28%, 12/1/2028	1,472,000	1,300,792
3.57%, 12/1/2031	553,000	475,790
4.13%, 5/1/2025	1,173,000	1,145,048
4.25%, 4/1/2028	1,398,000	1,306,221
5.50%, 12/1/2024	592,000	591,006
		7,350,871
OIL & GAS — 2.7%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	2,468,000	2,044,491
2.72%, 1/12/2032 (a)	2,502,000	2,183,470
3.02%, 1/16/2027	1,388,000	1,318,322
3.12%, 5/4/2026	2,231,000	2,146,512
3.41%, 2/11/2026	1,447,000	1,409,639
3.54%, 4/6/2027	1,305,000	1,264,388
3.59%, 4/14/2027 (a)	612,000	593,212
3.63%, 4/6/2030	1,938,000	1,841,992
3.80%, 9/21/2025	1,191,000	1,182,389
3.94%, 9/21/2028	878,000	859,386
4.23%, 11/6/2028	2,631,000	2,607,663
4.81%, 2/13/2033	1,958,000	1,988,192
BP Capital Markets PLC:
3.28%, 9/19/2027 (a)	1,507,000	1,449,101
3.72%, 11/28/2028	1,188,000	1,152,170
Burlington Resources LLC:
7.20%, 8/15/2031	1,134,000	1,317,209
7.40%, 12/1/2031	1,826,000	2,148,599
Security Description	Principal Amount	Value
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	$1,418,000	$1,328,680
2.95%, 7/15/2030	789,000	685,878
3.80%, 4/15/2024	686,000	675,298
3.90%, 2/1/2025	831,000	813,516
7.20%, 1/15/2032	1,504,000	1,650,129
Cenovus Energy, Inc.:
2.65%, 1/15/2032	765,000	631,691
4.25%, 4/15/2027 (a)	577,000	560,838
Chevron Corp.:
1.55%, 5/11/2025	2,500,000	2,358,000
2.00%, 5/11/2027	1,823,000	1,673,788
2.24%, 5/11/2030	3,120,000	2,758,860
2.95%, 5/16/2026 (a)	2,621,000	2,524,495
3.33%, 11/17/2025 (a)	796,000	781,497
Chevron USA, Inc.:
0.69%, 8/12/2025	1,193,000	1,094,446
1.02%, 8/12/2027 (a)	1,100,000	968,858
3.25%, 10/15/2029	3,514,000	3,306,112
3.85%, 1/15/2028	1,105,000	1,091,563
3.90%, 11/15/2024	493,000	491,082
Conoco Funding Co. 7.25%, 10/15/2031	1,528,000	1,780,120
ConocoPhillips Co.:
3.35%, 11/15/2024	190,000	186,077
6.95%, 4/15/2029	1,834,000	2,068,165
Continental Resources, Inc.:
3.80%, 6/1/2024	1,218,000	1,193,068
4.38%, 1/15/2028	1,985,000	1,872,848
Coterra Energy, Inc. 4.38%, 3/15/2029	1,360,000	1,294,040
Devon Energy Corp.:
5.25%, 10/15/2027	693,000	693,263
5.85%, 12/15/2025	1,676,000	1,702,917
5.88%, 6/15/2028	841,000	854,069
7.88%, 9/30/2031	1,051,000	1,207,053
7.95%, 4/15/2032	738,000	859,859
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (a)	2,391,000	2,070,678
3.50%, 12/1/2029 (a)	1,388,000	1,270,978
Eni USA, Inc. 7.30%, 11/15/2027	1,312,000	1,440,602
EOG Resources, Inc.:
3.15%, 4/1/2025	452,000	438,087
4.15%, 1/15/2026	1,482,000	1,470,470
4.38%, 4/15/2030	1,776,000	1,771,951
EQT Corp.:
3.90%, 10/1/2027	1,445,000	1,357,621
5.00%, 1/15/2029	1,870,000	1,776,650
5.68%, 10/1/2025	390,000	389,220
5.70%, 4/1/2028	1,914,000	1,918,517
6.13%, 2/1/2025	4,447,000	4,474,216
7.00%, 2/1/2030	1,824,000	1,915,291

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.28%, 8/16/2026	$373,000	$350,281
2.44%, 8/16/2029 (a)	2,518,000	2,305,808
2.61%, 10/15/2030	4,002,000	3,594,476
2.71%, 3/6/2025	2,132,000	2,069,532
2.99%, 3/19/2025	3,318,800	3,229,690
3.04%, 3/1/2026	6,021,000	5,845,367
3.29%, 3/19/2027 (a)	538,000	525,766
3.48%, 3/19/2030	3,583,000	3,423,377
Helmerich & Payne, Inc. 2.90%, 9/29/2031	810,000	670,769
Hess Corp.:
3.50%, 7/15/2024	927,000	906,430
7.30%, 8/15/2031	1,561,000	1,737,627
7.88%, 10/1/2029	1,947,000	2,194,678
HF Sinclair Corp.:
4.50%, 10/1/2030	1,414,000	1,281,197
5.88%, 4/1/2026	1,681,000	1,699,726
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	8,052
Marathon Oil Corp.:
4.40%, 7/15/2027	1,179,000	1,142,993
6.80%, 3/15/2032	2,089,000	2,205,733
Marathon Petroleum Corp.:
3.80%, 4/1/2028	552,000	528,535
4.70%, 5/1/2025	2,257,000	2,252,779
5.13%, 12/15/2026	1,301,000	1,312,605
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	1,216,000	1,219,952
Ovintiv, Inc.:
7.20%, 11/1/2031	1,190,000	1,271,158
7.38%, 11/1/2031	492,000	531,990
8.13%, 9/15/2030	1,430,000	1,587,829
Phillips 66:
1.30%, 2/15/2026	1,729,000	1,568,860
4.95%, 12/1/2027	1,200,000	1,205,400
Phillips 66 Co.:
2.15%, 12/15/2030 (a)	1,369,000	1,130,068
3.15%, 12/15/2029 (e)	815,000	735,236
3.55%, 10/1/2026 (e)	676,000	645,546
3.61%, 2/15/2025 (e)	1,192,000	1,158,588
3.75%, 3/1/2028 (e)	1,362,000	1,293,777
3.85%, 4/9/2025	768,000	750,881
3.90%, 3/15/2028	578,000	556,603
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	966,000	877,727
1.90%, 8/15/2030	2,559,000	2,080,493
2.15%, 1/15/2031	490,000	402,687
5.10%, 3/29/2026	690,000	692,829
Shell International Finance BV:
2.00%, 11/7/2024	1,508,000	1,449,671
2.38%, 11/7/2029	5,394,000	4,786,744
2.50%, 9/12/2026	1,493,000	1,407,138
2.75%, 4/6/2030	2,311,000	2,108,279
Security Description	Principal Amount	Value
2.88%, 5/10/2026	$2,582,000	$2,473,350
3.25%, 5/11/2025	2,354,000	2,301,035
3.88%, 11/13/2028 (a)	1,749,000	1,722,380
Suncor Energy, Inc. 7.15%, 2/1/2032	2,762,000	3,054,330
Tosco Corp. 8.13%, 2/15/2030	723,000	860,565
TotalEnergies Capital International SA:
2.43%, 1/10/2025	1,070,000	1,035,439
2.83%, 1/10/2030	1,998,000	1,821,996
3.46%, 2/19/2029	1,565,000	1,494,027
3.75%, 4/10/2024	1,026,000	1,019,085
TotalEnergies Capital SA 3.88%, 10/11/2028	1,072,000	1,056,252
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	889,000	803,265
2.80%, 12/1/2031	674,000	566,955
3.40%, 9/15/2026	223,000	214,334
4.00%, 4/1/2029 (a)	1,081,000	1,041,965
4.35%, 6/1/2028	877,000	859,688
7.50%, 4/15/2032	1,475,000	1,694,288
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	76,765
		169,749,822
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	100,000	90,670
3.14%, 11/7/2029	895,000	803,450
3.34%, 12/15/2027	1,960,000	1,836,736
4.49%, 5/1/2030	1,512,000	1,479,870
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,104,000	984,227
3.80%, 11/15/2025	786,000	770,335
NOV, Inc. 3.60%, 12/1/2029 (a)	477,000	431,661
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	1,604,000	1,483,764
Schlumberger Investment SA 2.65%, 6/26/2030 (a)	1,641,000	1,453,024
		9,333,737
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	498,000	480,341
4.50%, 5/15/2028	900,000	886,176
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,405,000	1,177,418
2.69%, 5/25/2031	1,232,000	1,024,691
3.10%, 9/15/2026	399,000	375,283
4.00%, 5/17/2025	1,292,000	1,265,501

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AptarGroup, Inc. 3.60%, 3/15/2032	$633,000	$558,135
Berry Global, Inc.:
1.57%, 1/15/2026	1,758,000	1,597,143
1.65%, 1/15/2027	1,197,000	1,046,896
5.50%, 4/15/2028 (e)	1,325,000	1,320,773
Packaging Corp. of America:
3.00%, 12/15/2029	1,626,000	1,462,115
3.65%, 9/15/2024	491,000	482,737
Sonoco Products Co.:
1.80%, 2/1/2025	1,085,000	1,018,414
2.25%, 2/1/2027	515,000	466,719
2.85%, 2/1/2032	580,000	489,259
3.13%, 5/1/2030	469,000	413,963
WestRock MWV LLC:
7.95%, 2/15/2031	405,000	466,698
8.20%, 1/15/2030	893,000	1,041,872
WRKCo, Inc.:
3.00%, 9/15/2024	1,305,000	1,263,397
3.38%, 9/15/2027	520,000	485,170
3.75%, 3/15/2025	1,053,000	1,022,000
3.90%, 6/1/2028 (a)	614,000	584,043
4.00%, 3/15/2028	958,000	913,654
4.65%, 3/15/2026	1,806,000	1,787,741
4.90%, 3/15/2029 (a)	1,381,000	1,358,407
		22,988,546
PHARMACEUTICALS — 4.1%
AbbVie, Inc.:
2.60%, 11/21/2024	5,670,000	5,471,720
2.95%, 11/21/2026	5,119,000	4,871,189
3.20%, 5/14/2026	2,636,000	2,544,821
3.20%, 11/21/2029	7,832,000	7,264,728
3.60%, 5/14/2025	5,421,000	5,317,838
3.80%, 3/15/2025	4,396,000	4,325,092
3.85%, 6/15/2024	1,334,000	1,317,765
4.25%, 11/14/2028 (a)	2,119,000	2,106,625
AmerisourceBergen Corp.:
2.70%, 3/15/2031	994,000	852,106
2.80%, 5/15/2030	760,000	666,824
3.25%, 3/1/2025	1,604,000	1,556,425
3.40%, 5/15/2024	510,000	500,330
3.45%, 12/15/2027	723,000	686,684
Astrazeneca Finance LLC:
0.70%, 5/28/2024	2,009,000	1,920,865
1.20%, 5/28/2026	1,579,000	1,438,137
1.75%, 5/28/2028	1,139,000	1,010,532
2.25%, 5/28/2031 (a)	1,062,000	912,587
4.88%, 3/3/2028	1,918,000	1,973,507
4.88%, 3/3/2033	2,308,000	2,380,910
4.90%, 3/3/2030	2,308,000	2,360,322
AstraZeneca PLC:
0.70%, 4/8/2026	1,918,000	1,726,392
1.38%, 8/6/2030	4,259,000	3,473,087
3.13%, 6/12/2027	1,104,000	1,054,088
3.38%, 11/16/2025	2,767,000	2,712,656
Security Description	Principal Amount	Value
4.00%, 1/17/2029	$1,389,000	$1,368,762
Becton Dickinson & Co.:
2.82%, 5/20/2030	1,676,000	1,494,606
3.36%, 6/6/2024	1,660,000	1,629,473
3.70%, 6/6/2027 (a)	1,816,000	1,755,346
3.73%, 12/15/2024	1,028,000	1,007,008
4.30%, 8/22/2032	42,000	40,686
4.69%, 2/13/2028	2,377,000	2,387,554
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	1,617,000	1,480,428
1.45%, 11/13/2030	4,379,000	3,581,059
2.90%, 7/26/2024	2,523,000	2,473,953
2.95%, 3/15/2032 (a)	2,052,000	1,850,432
3.20%, 6/15/2026	3,099,000	2,996,857
3.25%, 2/27/2027	1,126,000	1,091,297
3.40%, 7/26/2029	2,864,000	2,719,225
3.45%, 11/15/2027 (a)	1,295,000	1,251,410
3.63%, 5/15/2024	1,186,000	1,175,314
3.90%, 2/20/2028	1,632,000	1,601,433
7.15%, 6/15/2023	30,000	30,077
Cardinal Health, Inc.:
3.08%, 6/15/2024	1,568,000	1,532,312
3.41%, 6/15/2027	1,356,000	1,285,176
3.50%, 11/15/2024	613,000	597,902
3.75%, 9/15/2025	1,867,000	1,822,248
Cigna Group:
1.25%, 3/15/2026	1,252,000	1,134,274
2.38%, 3/15/2031	1,586,000	1,340,138
2.40%, 3/15/2030 (a)	1,910,000	1,657,059
3.05%, 10/15/2027	966,000	900,573
3.25%, 4/15/2025	1,381,000	1,338,576
3.40%, 3/1/2027	1,471,000	1,407,585
4.13%, 11/15/2025	2,643,000	2,602,271
4.38%, 10/15/2028	4,790,000	4,718,150
4.50%, 2/25/2026	523,000	520,516
5.40%, 3/15/2033	2,452,000	2,545,225
5.69%, 3/15/2026	2,308,000	2,321,779
CVS Health Corp.:
1.30%, 8/21/2027	2,387,000	2,076,929
1.75%, 8/21/2030	1,544,000	1,255,071
2.13%, 9/15/2031	1,000,000	816,250
2.88%, 6/1/2026 (a)	1,644,000	1,562,178
3.00%, 8/15/2026 (a)	1,210,000	1,154,534
3.25%, 8/15/2029	1,977,000	1,808,283
3.38%, 8/12/2024	924,000	905,890
3.63%, 4/1/2027	1,258,000	1,212,423
3.75%, 4/1/2030	3,260,000	3,049,371
3.88%, 7/20/2025	3,765,000	3,697,456
4.10%, 3/25/2025	1,135,000	1,127,146
4.30%, 3/25/2028	5,793,000	5,689,827
5.00%, 2/20/2026	3,424,000	3,463,547
5.13%, 2/21/2030	5,747,000	5,819,585
5.25%, 2/21/2033	9,405,000	9,579,463
6.25%, 6/1/2027	1,196,000	1,262,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.75%, 6/1/2025	$805,000	$779,176
3.10%, 5/15/2027	633,000	608,636
3.38%, 3/15/2029	1,787,000	1,708,068
4.70%, 2/27/2033	1,518,000	1,555,662
5.50%, 3/15/2027	866,000	912,279
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	1,706,000	1,672,016
3.38%, 6/1/2029	1,510,000	1,434,500
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	1,259,000	1,243,829
3.88%, 5/15/2028	2,429,000	2,384,428
Johnson & Johnson:
0.55%, 9/1/2025	470,000	431,761
0.95%, 9/1/2027	1,000	886
1.30%, 9/1/2030	4,960,000	4,157,323
2.45%, 3/1/2026	4,919,000	4,729,914
2.63%, 1/15/2025	1,033,000	1,009,055
2.90%, 1/15/2028 (a)	1,206,000	1,156,168
2.95%, 3/3/2027 (a)	488,000	472,399
6.95%, 9/1/2029	1,030,000	1,253,809
McKesson Corp.:
0.90%, 12/3/2025	860,000	779,194
1.30%, 8/15/2026	683,000	612,002
3.95%, 2/16/2028	1,474,000	1,424,813
5.25%, 2/15/2026	490,000	491,646
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,327,000	1,307,878
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	1,464,000	1,339,633
1.45%, 6/24/2030	3,026,000	2,500,505
1.70%, 6/10/2027	568,000	516,267
1.90%, 12/10/2028	843,000	749,419
2.15%, 12/10/2031	2,230,000	1,883,882
2.75%, 2/10/2025	3,190,000	3,121,096
3.40%, 3/7/2029	2,250,000	2,163,015
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,074,000	1,166,933
Mylan, Inc. 4.55%, 4/15/2028	1,879,000	1,802,788
Novartis Capital Corp.:
1.75%, 2/14/2025	1,156,000	1,102,489
2.00%, 2/14/2027	1,765,000	1,629,554
2.20%, 8/14/2030	3,352,000	2,940,743
3.00%, 11/20/2025	3,385,000	3,287,580
3.10%, 5/17/2027 (a)	973,000	935,880
3.40%, 5/6/2024	2,282,000	2,253,087
Pfizer, Inc.:
0.80%, 5/28/2025	1,226,000	1,139,567
1.70%, 5/28/2030	2,578,000	2,169,774
1.75%, 8/18/2031	494,000	407,293
2.63%, 4/1/2030	3,463,000	3,123,938
2.75%, 6/3/2026 (a)	1,607,000	1,541,434
3.00%, 12/15/2026 (a)	2,342,000	2,256,283
3.40%, 5/15/2024	865,000	853,046
Security Description	Principal Amount	Value
3.45%, 3/15/2029 (a)	$2,802,000	$2,705,611
3.60%, 9/15/2028 (a)	1,233,000	1,208,389
Pharmacia LLC 6.60%, 12/1/2028	5,251,000	5,867,415
Sanofi 3.63%, 6/19/2028	1,568,000	1,532,202
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5,413,000	5,150,902
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,043,000	3,411,847
5.00%, 11/26/2028	2,706,000	2,736,307
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,864,000	2,726,098
Viatris, Inc.:
1.65%, 6/22/2025	1,651,000	1,516,675
2.30%, 6/22/2027	1,228,000	1,078,859
2.70%, 6/22/2030	1,780,000	1,450,664
Zoetis, Inc.:
2.00%, 5/15/2030	1,071,000	900,979
3.00%, 9/12/2027	431,000	408,226
3.90%, 8/20/2028	1,076,000	1,046,561
4.50%, 11/13/2025	1,513,000	1,505,738
5.40%, 11/14/2025	850,000	864,968
5.60%, 11/16/2032	1,311,000	1,398,614
		263,104,315
PIPELINES — 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,609
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,810,000	1,579,587
3.60%, 9/1/2032	475,000	409,407
4.45%, 7/15/2027	1,106,000	1,080,131
4.80%, 5/3/2029	1,288,000	1,263,077
4.95%, 12/15/2024	1,759,000	1,748,235
5.95%, 6/1/2026	1,851,000	1,879,876
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,605,000	1,477,836
5.13%, 6/30/2027	1,228,000	1,229,768
5.88%, 3/31/2025	2,319,000	2,335,859
Cheniere Energy Partners LP:
3.25%, 1/31/2032	2,376,000	1,964,215
4.00%, 3/1/2031	2,385,000	2,123,866
4.50%, 10/1/2029	1,463,000	1,364,833
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,512,000	1,431,667
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,066,000	1,054,338
DCP Midstream Operating LP:
3.25%, 2/15/2032	492,000	416,316
5.13%, 5/15/2029	1,412,000	1,393,206
5.38%, 7/15/2025	1,130,000	1,126,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 7/15/2027	$1,786,000	$1,810,468
8.13%, 8/16/2030	628,000	710,017
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,022,000	910,459
Enbridge Energy Partners LP 5.88%, 10/15/2025	1,140,000	1,164,453
Enbridge, Inc.:
1.60%, 10/4/2026	490,000	439,481
2.50%, 1/15/2025	1,475,000	1,415,410
2.50%, 2/14/2025 (a)	1,296,000	1,241,231
3.13%, 11/15/2029	1,572,000	1,417,284
3.50%, 6/10/2024	1,111,000	1,087,569
3.70%, 7/15/2027	1,018,000	969,207
4.25%, 12/1/2026	855,000	839,832
5.70%, 3/8/2033	1,188,000	1,235,722
5.97%, 3/8/2026	1,368,000	1,371,529
Energy Transfer LP:
2.90%, 5/15/2025	1,861,000	1,773,849
3.75%, 5/15/2030	1,714,000	1,581,354
3.90%, 7/15/2026	1,232,000	1,182,732
4.00%, 10/1/2027	1,030,000	982,095
4.05%, 3/15/2025	1,754,000	1,720,727
4.15%, 9/15/2029	1,257,000	1,179,104
4.25%, 4/1/2024	1,193,000	1,177,789
4.40%, 3/15/2027	1,042,000	1,013,241
4.50%, 4/15/2024	692,000	683,980
4.75%, 1/15/2026	1,672,000	1,652,672
4.95%, 5/15/2028	1,263,000	1,249,246
4.95%, 6/15/2028	1,132,000	1,124,721
5.25%, 4/15/2029	2,711,000	2,704,195
5.50%, 6/1/2027	1,474,000	1,492,219
5.55%, 2/15/2028	1,226,000	1,244,893
5.95%, 12/1/2025	1,579,000	1,602,922
Enterprise Products Operating LLC:
3.70%, 2/15/2026	1,340,000	1,308,363
3.75%, 2/15/2025	792,000	779,304
3.95%, 2/15/2027	1,109,000	1,084,125
4.15%, 10/16/2028	839,000	815,172
5.35%, 1/31/2033	2,236,000	2,324,546
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	1,815,000	1,453,652
COR, 5.05%, 1/10/2026	2,286,000	2,318,507
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	1,542,000	1,311,641
Kinder Morgan Energy Partners LP:
4.25%, 9/1/2024	1,113,000	1,100,379
4.30%, 5/1/2024	802,000	794,309
7.40%, 3/15/2031	715,000	792,806
7.75%, 3/15/2032	875,000	996,345
Kinder Morgan, Inc.:
1.75%, 11/15/2026	644,000	580,231
Security Description	Principal Amount	Value
4.30%, 6/1/2025	$1,629,000	$1,604,793
4.30%, 3/1/2028	1,512,000	1,485,903
5.20%, 6/1/2033 (a)	840,000	834,305
Series GMTN, 7.75%, 1/15/2032	1,152,000	1,338,970
Series GMTN, 7.80%, 8/1/2031	950,000	1,088,367
Magellan Midstream Partners LP 5.00%, 3/1/2026	1,501,000	1,513,773
MPLX LP:
1.75%, 3/1/2026 (a)	2,130,000	1,944,882
2.65%, 8/15/2030	5,121,000	4,350,341
4.00%, 2/15/2025	1,101,000	1,078,363
4.00%, 3/15/2028	1,172,000	1,121,721
4.13%, 3/1/2027	1,356,000	1,314,927
4.25%, 12/1/2027	1,035,000	1,004,405
4.80%, 2/15/2029	1,170,000	1,157,984
4.88%, 12/1/2024	908,000	902,525
4.88%, 6/1/2025	1,591,000	1,579,958
5.00%, 3/1/2033	1,610,000	1,575,626
Northwest Pipeline LLC 4.00%, 4/1/2027	875,000	847,192
ONEOK Partners LP 4.90%, 3/15/2025	1,169,000	1,161,881
ONEOK, Inc.:
2.20%, 9/15/2025	790,000	733,278
2.75%, 9/1/2024	12,000	11,611
3.10%, 3/15/2030	1,388,000	1,215,361
3.40%, 9/1/2029	1,837,000	1,636,142
4.00%, 7/13/2027	1,202,000	1,148,920
4.35%, 3/15/2029	3,758,000	3,556,421
4.55%, 7/15/2028	1,209,000	1,168,752
5.85%, 1/15/2026	1,631,000	1,658,597
6.10%, 11/15/2032	773,000	800,550
6.35%, 1/15/2031	1,732,000	1,809,316
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,364,000	1,219,771
3.60%, 11/1/2024	1,327,000	1,294,382
3.80%, 9/15/2030	1,835,000	1,636,765
4.50%, 12/15/2026	1,392,000	1,360,958
4.65%, 10/15/2025	1,890,000	1,872,385
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,430,000	2,335,473
5.00%, 3/15/2027	1,819,000	1,812,361
5.63%, 3/1/2025	2,203,000	2,216,813
5.75%, 5/15/2024	2,368,000	2,373,517
5.88%, 6/30/2026	1,911,000	1,949,870
4.50%, 5/15/2030	3,213,000	3,103,886
Spectra Energy Partners LP:
3.38%, 10/15/2026	255,000	242,288
3.50%, 3/15/2025	1,237,000	1,199,507

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Corp.:
5.20%, 7/1/2027	$1,813,000	$1,797,245
6.13%, 3/15/2033	1,384,000	1,431,762
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,180,000	1,031,910
4.88%, 2/1/2031	1,718,000	1,619,507
5.00%, 1/15/2028	1,544,000	1,504,443
5.50%, 3/1/2030	1,341,000	1,308,387
6.50%, 7/15/2027	1,713,000	1,757,178
6.88%, 1/15/2029	1,576,000	1,612,831
TC PipeLines LP:
3.90%, 5/25/2027	490,000	472,879
4.38%, 3/13/2025	1,014,000	997,218
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	670,000	714,200
7.00%, 10/15/2028	1,176,000	1,278,465
Texas Eastern Transmission LP 7.00%, 7/15/2032	662,000	764,742
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	1,825,000	1,712,489
4.10%, 4/15/2030	1,046,000	983,188
4.25%, 5/15/2028	1,472,000	1,428,458
4.88%, 1/15/2026	1,816,000	1,811,751
6.20%, 3/9/2026	2,126,000	2,140,754
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	795,000	720,373
4.00%, 3/15/2028	961,000	920,302
7.85%, 2/1/2026	1,300,000	1,392,469
Valero Energy Partners LP 4.50%, 3/15/2028	904,000	892,863
Western Midstream Operating LP:
3.35%, 2/1/2025	200,000	191,218
6.15%, 4/1/2033	1,705,000	1,728,427
Williams Cos., Inc.:
2.60%, 3/15/2031	1,938,000	1,626,215
3.50%, 11/15/2030	1,456,000	1,320,461
3.75%, 6/15/2027	1,805,000	1,732,999
3.90%, 1/15/2025	1,611,000	1,582,131
4.00%, 9/15/2025 (a)	1,712,000	1,674,627
4.55%, 6/24/2024	1,807,000	1,793,899
5.40%, 3/2/2026	2,022,000	2,062,460
5.65%, 3/15/2033	2,068,000	2,135,499
8.75%, 3/15/2032	1,093,000	1,311,655
Series A, 7.50%, 1/15/2031	1,101,000	1,226,008
		185,466,878
Security Description	Principal Amount	Value
REAL ESTATE — 0.0% (d)
CBRE Services, Inc.:
2.50%, 4/1/2031	$846,000	$669,787
4.88%, 3/1/2026	1,327,000	1,308,488
Essential Properties LP 2.95%, 7/15/2031	1,131,000	834,825
		2,813,100
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Agree LP:
2.00%, 6/15/2028	1,097,000	930,980
2.90%, 10/1/2030	435,000	368,423
4.80%, 10/1/2032	439,000	415,149
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	691,000	527,959
2.75%, 12/15/2029	367,000	315,374
3.38%, 8/15/2031	477,000	419,087
3.45%, 4/30/2025	420,000	402,692
3.80%, 4/15/2026	465,000	447,428
3.95%, 1/15/2028	449,000	424,992
4.30%, 1/15/2026	680,000	665,407
4.70%, 7/1/2030 (a)	418,000	404,486
American Assets Trust LP 3.38%, 2/1/2031	1,420,000	1,136,057
American Homes 4 Rent LP:
2.38%, 7/15/2031	676,000	538,589
4.25%, 2/15/2028	1,375,000	1,288,320
4.90%, 2/15/2029	863,000	831,086
American Tower Corp.:
1.30%, 9/15/2025	1,379,000	1,264,515
1.45%, 9/15/2026	844,000	749,987
1.50%, 1/31/2028 (a)	1,234,000	1,050,418
1.60%, 4/15/2026	1,385,000	1,252,594
1.88%, 10/15/2030	1,877,000	1,489,249
2.10%, 6/15/2030	1,123,000	915,077
2.30%, 9/15/2031	235,000	188,407
2.40%, 3/15/2025	1,839,000	1,744,494
2.70%, 4/15/2031	1,707,000	1,428,452
2.90%, 1/15/2030	1,368,000	1,189,955
2.95%, 1/15/2025	1,714,000	1,650,034
3.13%, 1/15/2027	497,000	462,901
3.38%, 5/15/2024	1,463,000	1,431,926
3.38%, 10/15/2026	1,189,000	1,126,589
3.55%, 7/15/2027	1,261,000	1,188,656
3.80%, 8/15/2029	2,727,000	2,535,128
3.95%, 3/15/2029	1,300,000	1,216,748
4.00%, 6/1/2025	931,000	909,466
4.05%, 3/15/2032 (a)	555,000	507,986
4.40%, 2/15/2026	1,436,000	1,415,537
5.50%, 3/15/2028	2,068,000	2,109,443
5.65%, 3/15/2033	809,000	832,833
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,810,000	1,562,193
2.05%, 1/15/2032 (a)	692,000	556,361

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.95%, 5/11/2026	$1,346,000	$1,268,417
Series GMTN, 3.45%, 6/1/2025	788,000	760,712
Series GMTN, 3.50%, 11/15/2024	574,000	558,697
Series GMTN, 3.50%, 11/15/2025	239,000	230,374
Series MTN, 2.30%, 3/1/2030	716,000	607,999
Series MTN, 2.45%, 1/15/2031	961,000	809,739
Series MTN, 2.90%, 10/15/2026	295,000	278,365
Series MTN, 3.20%, 1/15/2028	206,000	192,276
Series MTN, 3.30%, 6/1/2029	1,415,000	1,282,485
Series MTN, 3.35%, 5/15/2027	1,412,000	1,329,737
Boston Properties LP:
2.75%, 10/1/2026 (a)	1,398,000	1,206,306
2.90%, 3/15/2030	1,587,000	1,225,608
3.20%, 1/15/2025	1,229,000	1,140,782
3.25%, 1/30/2031 (a)	1,575,000	1,242,155
3.40%, 6/21/2029	1,442,000	1,176,398
3.65%, 2/1/2026 (a)	1,857,000	1,703,742
4.50%, 12/1/2028	1,544,000	1,346,862
6.75%, 12/1/2027	1,826,000	1,808,890
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,409,000	1,079,139
4.10%, 10/1/2024	436,000	405,912
4.55%, 10/1/2029	1,683,000	1,255,922
7.55%, 3/15/2028	1,416,000	1,269,090
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	850,000	729,699
2.50%, 8/16/2031	473,000	368,609
3.65%, 6/15/2024	709,000	687,170
3.85%, 2/1/2025	637,000	610,558
3.90%, 3/15/2027	29,000	26,862
4.05%, 7/1/2030	1,753,000	1,570,197
4.13%, 6/15/2026	651,000	615,892
4.13%, 5/15/2029	912,000	831,926
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,396,000	1,004,925
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,439,000	1,246,174
3.15%, 7/1/2029	531,000	471,188
4.10%, 10/15/2028	866,000	837,249
Corporate Office Properties LP:
2.00%, 1/15/2029	952,000	737,648
2.25%, 3/15/2026	630,000	560,297
2.75%, 4/15/2031	1,248,000	924,618
Security Description	Principal Amount	Value
Crown Castle, Inc.:
1.05%, 7/15/2026	$1,481,000	$1,305,279
2.10%, 4/1/2031	1,082,000	882,447
2.25%, 1/15/2031	1,832,000	1,519,003
2.50%, 7/15/2031	1,175,000	985,508
2.90%, 3/15/2027	818,000	758,409
3.10%, 11/15/2029	1,284,000	1,140,834
3.30%, 7/1/2030	1,858,000	1,674,560
3.65%, 9/1/2027	2,264,000	2,146,747
3.70%, 6/15/2026	1,431,000	1,378,697
3.80%, 2/15/2028	3,748,000	3,560,450
4.00%, 3/1/2027	488,000	472,272
4.30%, 2/15/2029	1,791,000	1,724,608
4.45%, 2/15/2026	1,465,000	1,447,171
5.00%, 1/11/2028	938,000	945,035
REIT, 1.35%, 7/15/2025	892,000	822,460
CubeSmart LP:
2.00%, 2/15/2031	298,000	234,744
2.25%, 12/15/2028	1,250,000	1,075,700
3.00%, 2/15/2030	743,000	642,628
3.13%, 9/1/2026	827,000	781,879
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	1,102,000	986,874
3.70%, 8/15/2027	974,000	899,655
4.45%, 7/15/2028 (a)	467,000	439,592
5.55%, 1/15/2028 (a)	1,508,000	1,506,477
EPR Properties:
3.60%, 11/15/2031	764,000	566,613
3.75%, 8/15/2029	1,288,000	997,260
4.50%, 4/1/2025	1,050,000	1,013,848
4.50%, 6/1/2027	1,061,000	916,725
4.75%, 12/15/2026	1,337,000	1,164,326
4.95%, 4/15/2028	754,000	632,003
Equinix, Inc.:
1.00%, 9/15/2025	1,381,000	1,250,551
1.25%, 7/15/2025	1,226,000	1,124,316
1.45%, 5/15/2026 (a)	749,000	674,729
1.55%, 3/15/2028	532,000	452,519
1.80%, 7/15/2027	579,000	503,799
2.00%, 5/15/2028	471,000	403,209
2.15%, 7/15/2030	1,752,000	1,431,384
2.50%, 5/15/2031	1,875,000	1,544,550
2.63%, 11/18/2024	1,476,000	1,421,831
2.90%, 11/18/2026 (a)	1,203,000	1,118,790
3.20%, 11/18/2029	1,856,000	1,657,352
3.90%, 4/15/2032 (a)	1,521,000	1,381,676
ERP Operating LP:
1.85%, 8/1/2031	675,000	540,337
2.50%, 2/15/2030	1,581,000	1,357,968
2.85%, 11/1/2026 (a)	449,000	419,447
3.00%, 7/1/2029	540,000	480,632
3.38%, 6/1/2025	493,000	476,593
3.50%, 3/1/2028 (a)	569,000	534,382
4.15%, 12/1/2028	493,000	475,227

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Essex Portfolio LP:
1.65%, 1/15/2031	$471,000	$364,366
1.70%, 3/1/2028	473,000	406,624
2.55%, 6/15/2031	858,000	704,667
2.65%, 3/15/2032 (a)	700,000	570,122
3.00%, 1/15/2030	568,000	498,801
3.38%, 4/15/2026	1,101,000	1,050,860
3.50%, 4/1/2025	446,000	430,167
3.88%, 5/1/2024	79,000	77,738
4.00%, 3/1/2029	708,000	666,674
Extra Space Storage LP:
2.35%, 3/15/2032	1,311,000	1,030,053
2.55%, 6/1/2031	490,000	397,767
3.90%, 4/1/2029	400,000	369,092
5.70%, 4/1/2028	819,000	824,594
Federal Realty Investment Trust:
3.20%, 6/15/2029	436,000	387,709
3.25%, 7/15/2027	179,000	165,410
3.50%, 6/1/2030	492,000	434,106
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,586,000	1,294,921
3.35%, 9/1/2024	1,470,000	1,400,881
4.00%, 1/15/2030	2,510,000	2,226,696
4.00%, 1/15/2031	1,317,000	1,146,330
5.25%, 6/1/2025	1,452,000	1,420,695
5.30%, 1/15/2029	1,689,000	1,607,320
5.38%, 4/15/2026	1,487,000	1,445,676
5.75%, 6/1/2028	688,000	671,027
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,140,000	886,726
3.10%, 2/15/2030	750,000	651,045
3.50%, 8/1/2026	575,000	535,906
3.75%, 7/1/2027	1,007,000	944,455
Healthpeak OP LLC:
1.35%, 2/1/2027	741,000	650,843
2.13%, 12/1/2028	460,000	398,894
2.88%, 1/15/2031	651,000	560,309
3.00%, 1/15/2030 (a)	710,000	622,549
3.25%, 7/15/2026	1,920,000	1,824,902
3.50%, 7/15/2029	1,107,000	1,011,311
5.25%, 12/15/2032	818,000	820,020
Highwoods Realty LP:
2.60%, 2/1/2031 (a)	1,303,000	877,010
3.05%, 2/15/2030	1,271,000	1,002,959
3.88%, 3/1/2027	444,000	402,819
4.13%, 3/15/2028	444,000	385,556
4.20%, 4/15/2029 (a)	1,767,000	1,501,261
Host Hotels & Resorts LP:
3.88%, 4/1/2024	701,000	684,688
Series E, 4.00%, 6/15/2025	494,000	474,778
Series F, 4.50%, 2/1/2026	438,000	423,327
Security Description	Principal Amount	Value
Series H, 3.38%, 12/15/2029	$1,107,000	$939,234
Series I, 3.50%, 9/15/2030	1,367,000	1,158,765
Series J, 2.90%, 12/15/2031	1,355,000	1,057,943
HRTI LLC 2.40%, 3/15/2030	30,000	22,964
Hudson Pacific Properties LP:
3.25%, 1/15/2030	1,541,000	987,935
3.95%, 11/1/2027	487,000	335,022
4.65%, 4/1/2029	1,135,000	791,095
5.95%, 2/15/2028 (a)	1,420,000	1,082,239
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	481,000	369,370
2.30%, 11/15/2028	722,000	604,126
4.15%, 4/15/2032	580,000	519,570
Kilroy Realty LP:
2.50%, 11/15/2032	200,000	126,076
3.05%, 2/15/2030	699,000	511,249
3.45%, 12/15/2024 (a)	542,000	487,583
4.25%, 8/15/2029	1,261,000	1,049,152
4.38%, 10/1/2025	445,000	403,700
4.75%, 12/15/2028	1,485,000	1,260,171
Kimco Realty OP LLC:
1.90%, 3/1/2028 (a)	1,009,000	862,271
2.25%, 12/1/2031	413,000	322,743
2.70%, 10/1/2030	840,000	698,830
2.80%, 10/1/2026	691,000	636,231
3.20%, 4/1/2032	654,000	551,073
3.30%, 2/1/2025	471,000	452,659
3.80%, 4/1/2027	533,000	506,046
4.60%, 2/1/2033	1,045,000	979,604
Kite Realty Group Trust:
4.00%, 3/15/2025	255,000	242,441
4.75%, 9/15/2030	311,000	280,967
Life Storage LP:
2.20%, 10/15/2030	463,000	379,456
2.40%, 10/15/2031	474,000	382,352
3.88%, 12/15/2027 (a)	1,131,000	1,072,109
4.00%, 6/15/2029	710,000	655,884
LifeStorage LP 3.50%, 7/1/2026	456,000	432,562
LXP Industrial Trust:
2.38%, 10/1/2031	1,526,000	1,175,279
2.70%, 9/15/2030	1,458,000	1,190,253
Mid-America Apartments LP:
1.10%, 9/15/2026	409,000	360,096
1.70%, 2/15/2031 (a)	884,000	701,056
2.75%, 3/15/2030	448,000	392,538
3.60%, 6/1/2027	610,000	582,068
3.75%, 6/15/2024	669,000	659,467
3.95%, 3/15/2029	558,000	535,044
4.00%, 11/15/2025	448,000	437,033
4.20%, 6/15/2028	1,006,000	976,625

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
National Health Investors, Inc. 3.00%, 2/1/2031	$1,121,000	$856,780
National Retail Properties, Inc.:
2.50%, 4/15/2030	59,000	49,191
3.50%, 10/15/2027	683,000	642,061
3.60%, 12/15/2026 (a)	431,000	408,429
3.90%, 6/15/2024	487,000	477,679
4.00%, 11/15/2025 (a)	410,000	396,954
4.30%, 10/15/2028	448,000	422,321
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	1,446,000	1,150,250
3.63%, 10/1/2029	1,911,000	1,604,437
4.50%, 1/15/2025	804,000	778,754
4.50%, 4/1/2027	456,000	426,164
4.75%, 1/15/2028	911,000	844,260
4.95%, 4/1/2024	570,000	562,459
5.25%, 1/15/2026	655,000	643,236
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	1,087,000	810,782
Physicians Realty LP:
2.63%, 11/1/2031	484,000	385,913
3.95%, 1/15/2028	513,000	480,876
4.30%, 3/15/2027 (a)	493,000	476,105
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	854,000	589,380
3.15%, 8/15/2030	1,081,000	799,335
Prologis LP:
1.25%, 10/15/2030	444,000	347,954
1.63%, 3/15/2031 (a)	325,000	258,638
1.75%, 7/1/2030	1,340,000	1,088,160
1.75%, 2/1/2031	268,000	216,560
2.13%, 4/15/2027	1,044,000	952,191
2.25%, 4/15/2030	1,429,000	1,214,293
2.25%, 1/15/2032	457,000	375,421
2.88%, 11/15/2029	489,000	435,875
3.25%, 10/1/2026 (a)	474,000	458,505
3.38%, 12/15/2027	951,000	905,361
3.88%, 9/15/2028	868,000	839,903
4.00%, 9/15/2028	706,000	687,051
4.38%, 2/1/2029	667,000	655,794
4.63%, 1/15/2033 (a)	1,030,000	1,012,799
4.75%, 6/15/2033	1,425,000	1,414,982
Public Storage:
0.88%, 2/15/2026	603,000	542,073
1.50%, 11/9/2026 (a)	492,000	443,981
1.85%, 5/1/2028	751,000	658,206
1.95%, 11/9/2028	906,000	790,576
2.25%, 11/9/2031 (a)	542,000	449,865
2.30%, 5/1/2031	926,000	777,145
3.09%, 9/15/2027	301,000	283,482
3.39%, 5/1/2029	1,638,000	1,523,700
Security Description	Principal Amount	Value
Rayonier LP 2.75%, 5/17/2031	$592,000	$488,755
Realty Income Corp.:
0.75%, 3/15/2026	505,000	447,097
2.20%, 6/15/2028	788,000	694,646
2.85%, 12/15/2032	868,000	716,968
3.00%, 1/15/2027	884,000	826,125
3.10%, 12/15/2029	683,000	611,244
3.25%, 6/15/2029	1,177,000	1,074,107
3.25%, 1/15/2031	1,524,000	1,341,669
3.40%, 1/15/2028	1,183,000	1,110,529
3.65%, 1/15/2028	1,326,000	1,248,800
3.88%, 7/15/2024	439,000	430,870
3.88%, 4/15/2025	1,474,000	1,437,563
3.95%, 8/15/2027	494,000	476,216
4.13%, 10/15/2026	497,000	480,937
4.63%, 11/1/2025	1,109,000	1,094,938
4.85%, 3/15/2030	788,000	777,472
4.88%, 6/1/2026	1,050,000	1,044,214
5.05%, 1/13/2026	320,000	318,211
5.63%, 10/13/2032	776,000	802,850
Regency Centers LP:
2.95%, 9/15/2029 (a)	980,000	848,239
3.60%, 2/1/2027 (a)	465,000	441,471
3.70%, 6/15/2030	658,000	592,878
4.13%, 3/15/2028	1,343,000	1,274,171
Rexford Industrial Realty LP:
2.15%, 9/1/2031	452,000	356,895
5.00%, 6/15/2028	1,187,000	1,171,070
Sabra Health Care LP:
3.20%, 12/1/2031	1,864,000	1,381,168
3.90%, 10/15/2029	1,372,000	1,122,406
5.13%, 8/15/2026	1,478,000	1,384,679
Safehold Operating Partnership LP:
2.80%, 6/15/2031	1,025,000	796,466
2.85%, 1/15/2032	579,000	448,870
Simon Property Group LP:
1.38%, 1/15/2027	547,000	481,262
1.75%, 2/1/2028	1,441,000	1,241,133
2.20%, 2/1/2031 (a)	1,584,000	1,275,912
2.25%, 1/15/2032 (a)	1,669,000	1,306,710
2.45%, 9/13/2029	1,433,000	1,227,006
2.65%, 7/15/2030 (a)	1,823,000	1,535,950
2.65%, 2/1/2032	902,000	730,232
3.25%, 11/30/2026	973,000	920,555
3.30%, 1/15/2026	1,407,000	1,346,977
3.38%, 10/1/2024	584,000	569,879
3.38%, 6/15/2027	525,000	493,180
3.38%, 12/1/2027	970,000	905,204
3.50%, 9/1/2025	1,139,000	1,099,306
5.50%, 3/8/2033	2,068,000	2,057,432
REIT, 2.00%, 9/13/2024	1,789,000	1,710,141
SITE Centers Corp.:
3.63%, 2/1/2025	785,000	743,348

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 2/1/2026	$447,000	$417,637
4.70%, 6/1/2027	304,000	281,471
Spirit Realty LP:
2.10%, 3/15/2028 (a)	1,364,000	1,146,988
2.70%, 2/15/2032	342,000	267,820
3.20%, 1/15/2027	484,000	441,079
3.20%, 2/15/2031	579,000	481,792
3.40%, 1/15/2030	1,195,000	1,023,972
4.00%, 7/15/2029	1,232,000	1,110,217
4.45%, 9/15/2026	1,045,000	1,000,577
STORE Capital Corp.:
2.70%, 12/1/2031	1,066,000	763,629
2.75%, 11/18/2030	1,157,000	850,314
4.50%, 3/15/2028	1,646,000	1,480,807
4.63%, 3/15/2029	25,000	22,260
Sun Communities Operating LP:
2.30%, 11/1/2028	447,000	380,862
2.70%, 7/15/2031	1,083,000	877,241
4.20%, 4/15/2032	676,000	603,668
5.70%, 1/15/2033	643,000	642,884
Tanger Properties LP:
2.75%, 9/1/2031	1,072,000	772,044
3.13%, 9/1/2026 (a)	487,000	441,300
3.88%, 7/15/2027 (a)	789,000	705,547
UDR, Inc.:
3.00%, 8/15/2031 (a)	447,000	382,730
Series GMTN, 3.50%, 1/15/2028	325,000	303,816
Series MTN, 2.95%, 9/1/2026	380,000	355,061
Series MTN, 3.20%, 1/15/2030	699,000	625,095
Series MTN, 3.50%, 7/1/2027	2,407,000	2,284,869
Series MTN, 4.40%, 1/26/2029	1,082,000	1,039,229
Ventas Realty LP:
2.50%, 9/1/2031	1,220,000	981,880
2.65%, 1/15/2025	154,000	146,670
3.00%, 1/15/2030	1,057,000	912,698
3.25%, 10/15/2026	490,000	457,782
3.50%, 4/15/2024	698,000	682,721
3.50%, 2/1/2025	482,000	464,185
3.75%, 5/1/2024	73,000	71,452
3.85%, 4/1/2027	779,000	739,489
4.00%, 3/1/2028	545,000	512,703
4.13%, 1/15/2026	667,000	647,477
4.40%, 1/15/2029 (a)	872,000	828,260
4.75%, 11/15/2030 (a)	666,000	643,130
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	15,475
3.40%, 1/15/2028	81,000	73,529
3.95%, 8/15/2027 (a)	250,000	235,352
4.63%, 11/1/2025	66,000	64,446
Security Description	Principal Amount	Value
VICI Properties LP:
4.38%, 5/15/2025	$1,775,000	$1,722,868
4.75%, 2/15/2028	1,743,000	1,667,824
4.95%, 2/15/2030 (a)	1,723,000	1,628,321
5.13%, 5/15/2032	1,975,000	1,866,948
Vornado Realty LP:
2.15%, 6/1/2026	1,127,000	904,564
3.40%, 6/1/2031	509,000	352,218
3.50%, 1/15/2025	1,167,000	1,053,999
Welltower OP LLC:
2.05%, 1/15/2029	995,000	831,153
2.70%, 2/15/2027 (a)	1,010,000	919,595
2.75%, 1/15/2031	644,000	533,973
2.75%, 1/15/2032	490,000	401,516
2.80%, 6/1/2031	426,000	354,053
3.10%, 1/15/2030	1,079,000	940,694
3.85%, 6/15/2032	582,000	514,325
4.00%, 6/1/2025	1,324,000	1,283,525
4.13%, 3/15/2029	1,001,000	933,292
4.25%, 4/1/2026	907,000	889,232
4.25%, 4/15/2028	1,151,000	1,100,828
Weyerhaeuser Co.:
4.00%, 11/15/2029	647,000	609,992
4.00%, 4/15/2030 (a)	1,329,000	1,244,077
6.95%, 10/1/2027	769,000	825,183
7.38%, 3/15/2032	1,589,000	1,823,012
WP Carey, Inc.:
2.40%, 2/1/2031	461,000	375,895
2.45%, 2/1/2032	54,000	43,051
3.85%, 7/15/2029	608,000	563,963
4.00%, 2/1/2025	490,000	478,220
4.25%, 10/1/2026	817,000	797,498
		305,454,837
RETAIL — 2.7%
Advance Auto Parts, Inc.:
3.50%, 3/15/2032 (a)	1,309,000	1,112,650
3.90%, 4/15/2030	1,413,000	1,285,675
5.90%, 3/9/2026	360,000	367,628
5.95%, 3/9/2028	703,000	726,979
AutoNation, Inc.:
1.95%, 8/1/2028	1,014,000	842,705
2.40%, 8/1/2031	1,169,000	897,909
3.50%, 11/15/2024	992,000	960,008
3.80%, 11/15/2027	490,000	453,142
3.85%, 3/1/2032	2,120,000	1,806,622
4.50%, 10/1/2025	1,056,000	1,030,339
4.75%, 6/1/2030	1,796,000	1,692,658
AutoZone, Inc.:
1.65%, 1/15/2031	298,000	237,110
3.13%, 4/18/2024	464,000	452,999
3.13%, 4/21/2026	1,292,000	1,236,186
3.25%, 4/15/2025	1,304,000	1,261,411
3.63%, 4/15/2025	1,294,000	1,261,443
3.75%, 6/1/2027	611,000	591,350
3.75%, 4/18/2029	1,009,000	948,843

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/15/2030	$1,518,000	$1,442,980
4.50%, 2/1/2028	930,000	923,192
4.75%, 8/1/2032	1,099,000	1,085,120
4.75%, 2/1/2033	690,000	681,658
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,817,000	1,480,873
4.45%, 10/1/2028	602,000	594,975
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,320,000	1,184,634
1.60%, 4/20/2030 (a)	2,164,000	1,836,630
1.75%, 4/20/2032	1,204,000	988,978
2.75%, 5/18/2024	1,187,000	1,161,824
3.00%, 5/18/2027 (a)	2,533,000	2,440,216
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	1,060,000	1,029,048
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	2,535,000	2,083,212
Dollar General Corp.:
3.50%, 4/3/2030	866,000	796,625
3.88%, 4/15/2027 (a)	1,473,000	1,437,692
4.13%, 5/1/2028	690,000	672,488
4.15%, 11/1/2025 (a)	979,000	963,630
4.25%, 9/20/2024	1,388,000	1,372,593
4.63%, 11/1/2027 (a)	778,000	776,646
5.00%, 11/1/2032	1,108,000	1,110,338
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	821,000	686,487
4.00%, 5/15/2025	1,841,000	1,805,634
4.20%, 5/15/2028 (a)	1,353,000	1,316,645
Genuine Parts Co.:
1.75%, 2/1/2025	1,686,000	1,594,046
1.88%, 11/1/2030	903,000	718,752
2.75%, 2/1/2032	755,000	627,337
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	731,000	623,419
1.38%, 3/15/2031	1,118,000	895,060
1.50%, 9/15/2028 (a)	989,000	862,309
2.13%, 9/15/2026	1,513,000	1,419,497
2.50%, 4/15/2027	1,308,000	1,227,715
2.70%, 4/15/2025	1,166,000	1,130,064
2.70%, 4/15/2030	1,573,000	1,421,347
2.80%, 9/14/2027	1,361,000	1,289,752
2.88%, 4/15/2027 (a)	1,427,000	1,360,231
2.95%, 6/15/2029	3,407,000	3,150,760
3.00%, 4/1/2026	2,332,000	2,262,157
3.25%, 4/15/2032	1,385,000	1,264,325
3.35%, 9/15/2025	1,480,000	1,449,320
3.90%, 12/6/2028	487,000	479,685
4.00%, 9/15/2025	458,000	455,499
4.50%, 9/15/2032 (a)	1,268,000	1,276,267
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,239,000	1,064,437
1.70%, 9/15/2028	1,362,000	1,179,043
1.70%, 10/15/2030	1,051,000	851,257
2.50%, 4/15/2026	1,712,000	1,613,680
Security Description	Principal Amount	Value
2.63%, 4/1/2031	$1,700,000	$1,451,392
3.10%, 5/3/2027	1,697,000	1,611,675
3.13%, 9/15/2024	494,000	482,554
3.35%, 4/1/2027	1,728,000	1,659,036
3.38%, 9/15/2025	1,552,000	1,504,059
3.65%, 4/5/2029	1,735,000	1,640,842
3.75%, 4/1/2032	8,000	7,341
4.00%, 4/15/2025	1,454,000	1,434,269
4.40%, 9/8/2025	1,441,000	1,431,878
4.50%, 4/15/2030	1,815,000	1,792,222
4.80%, 4/1/2026	1,387,000	1,394,365
5.00%, 4/15/2033 (a)	1,351,000	1,349,487
5.15%, 7/1/2033	1,874,000	1,891,691
6.50%, 3/15/2029	1,053,000	1,163,428
McDonald's Corp.:
4.60%, 9/9/2032 (a)	1,765,000	1,785,545
Class MTN, 3.30%, 7/1/2025	919,000	900,335
Class MTN, 3.50%, 7/1/2027	1,020,000	989,012
Series MTN, 1.45%, 9/1/2025	1,362,000	1,270,174
Series MTN, 2.13%, 3/1/2030	489,000	422,765
Series MTN, 2.63%, 9/1/2029 (a)	1,764,000	1,601,712
Series MTN, 3.25%, 6/10/2024	1,797,000	1,769,075
Series MTN, 3.38%, 5/26/2025	1,058,000	1,033,052
Series MTN, 3.50%, 3/1/2027 (a)	1,338,000	1,299,318
Series MTN, 3.60%, 7/1/2030	960,000	910,925
Series MTN, 3.70%, 1/30/2026	2,561,000	2,517,770
Series MTN, 3.80%, 4/1/2028 (a)	493,000	484,037
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	340,000	273,047
3.55%, 3/15/2026 (a)	497,000	483,839
3.60%, 9/1/2027	679,000	656,016
3.90%, 6/1/2029 (a)	783,000	748,634
4.20%, 4/1/2030	1,093,000	1,051,477
4.35%, 6/1/2028	771,000	763,151
4.70%, 6/15/2032	1,300,000	1,281,527
Ross Stores, Inc.:
0.88%, 4/15/2026	1,837,000	1,638,347
1.88%, 4/15/2031	489,000	394,222
4.60%, 4/15/2025	444,000	442,601
Starbucks Corp.:
2.00%, 3/12/2027	1,423,000	1,294,958
2.25%, 3/12/2030	1,437,000	1,236,697
2.45%, 6/15/2026	879,000	824,282
2.55%, 11/15/2030	1,214,000	1,054,954
3.00%, 2/14/2032	1,112,000	985,844

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2028 (a)	$1,091,000	$1,049,138
3.55%, 8/15/2029 (a)	1,478,000	1,411,135
3.80%, 8/15/2025	1,572,000	1,549,316
4.00%, 11/15/2028	893,000	872,354
4.75%, 2/15/2026	4,918,000	4,950,213
4.80%, 2/15/2033	1,433,000	1,443,160
Target Corp.:
1.95%, 1/15/2027 (a)	641,000	592,758
2.25%, 4/15/2025	1,243,000	1,194,349
2.35%, 2/15/2030	1,588,000	1,396,837
2.50%, 4/15/2026 (a)	616,000	591,298
2.65%, 9/15/2030	1,671,000	1,481,191
3.38%, 4/15/2029	1,602,000	1,534,716
3.50%, 7/1/2024	1,460,000	1,440,962
4.40%, 1/15/2033	960,000	954,000
4.50%, 9/15/2032	1,734,000	1,738,352
6.35%, 11/1/2032	312,000	354,108
TJX Cos., Inc.:
1.15%, 5/15/2028	12,000	10,409
1.60%, 5/15/2031	807,000	657,987
2.25%, 9/15/2026	1,391,000	1,306,525
3.88%, 4/15/2030	917,000	881,604
Tractor Supply Co. 1.75%, 11/1/2030	782,000	620,892
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,574,000	1,383,074
3.45%, 6/1/2026	1,999,000	1,905,307
3.80%, 11/18/2024	1,475,000	1,448,007
Walmart, Inc.:
1.05%, 9/17/2026 (a)	2,342,000	2,111,453
1.50%, 9/22/2028	766,000	672,280
2.38%, 9/24/2029	1,016,000	910,590
2.65%, 12/15/2024	671,000	652,252
2.85%, 7/8/2024	1,150,000	1,125,597
3.05%, 7/8/2026	747,000	723,977
3.25%, 7/8/2029	1,193,000	1,138,396
3.30%, 4/22/2024	1,709,000	1,693,038
3.55%, 6/26/2025 (a)	1,152,000	1,140,676
3.70%, 6/26/2028 (a)	1,814,000	1,796,967
3.90%, 9/9/2025	2,724,000	2,717,544
3.95%, 9/9/2027	581,000	580,802
4.15%, 9/9/2032 (a)	1,389,000	1,399,404
5.88%, 4/5/2027	838,000	895,395
7.55%, 2/15/2030	1,058,000	1,283,216
		169,790,568
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	484,000	464,708
Analog Devices, Inc.:
1.70%, 10/1/2028	1,378,000	1,197,854
2.10%, 10/1/2031	1,007,000	847,763
2.95%, 4/1/2025	479,000	463,073
3.45%, 6/15/2027 (e)	715,000	686,993
3.50%, 12/5/2026	1,384,000	1,342,964
Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030 (a)	$1,019,000	$855,929
3.30%, 4/1/2027 (a)	1,591,000	1,537,017
3.90%, 10/1/2025	1,431,000	1,411,910
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.13%, 1/15/2025	772,000	744,131
3.50%, 1/15/2028	1,340,000	1,256,411
3.88%, 1/15/2027	3,835,000	3,708,100
Broadcom, Inc.:
2.45%, 2/15/2031 (e)	3,909,000	3,199,204
2.60%, 2/15/2033 (e)	487,000	381,969
3.15%, 11/15/2025	1,878,000	1,799,932
3.46%, 9/15/2026	1,255,000	1,199,742
4.00%, 4/15/2029 (e)	1,878,000	1,758,578
4.11%, 9/15/2028	4,365,000	4,175,995
4.15%, 11/15/2030	5,085,000	4,713,642
4.15%, 4/15/2032 (e)	871,000	794,160
4.30%, 11/15/2032	625,000	574,375
4.75%, 4/15/2029	1,954,000	1,926,156
5.00%, 4/15/2030	1,831,000	1,819,666
Intel Corp.:
1.60%, 8/12/2028 (a)	1,487,000	1,298,092
2.00%, 8/12/2031 (a)	1,263,000	1,039,234
2.45%, 11/15/2029	3,617,000	3,184,913
2.60%, 5/19/2026 (a)	995,000	945,678
2.88%, 5/11/2024	1,286,000	1,264,395
3.15%, 5/11/2027 (a)	921,000	882,180
3.40%, 3/25/2025	1,977,000	1,942,956
3.70%, 7/29/2025	2,729,000	2,689,975
3.75%, 3/25/2027	1,332,000	1,307,811
3.75%, 8/5/2027 (a)	859,000	839,337
3.90%, 3/25/2030 (a)	1,417,000	1,350,529
4.00%, 8/5/2029	1,551,000	1,509,930
4.00%, 12/15/2032 (a)	433,000	413,043
4.15%, 8/5/2032 (a)	1,452,000	1,400,570
4.88%, 2/10/2026	926,000	938,057
4.88%, 2/10/2028	2,384,000	2,421,858
5.20%, 2/10/2033 (a)	4,616,000	4,694,426
COR, 5.13%, 2/10/2030	12,247,000	12,467,813
KLA Corp.:
4.10%, 3/15/2029	2,399,000	2,361,959
4.65%, 11/1/2024	853,000	850,697
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,208,000	1,017,655
3.75%, 3/15/2026 (a)	1,444,000	1,420,102
3.80%, 3/15/2025	752,000	738,712
4.00%, 3/15/2029 (a)	1,148,000	1,124,340
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,744
Marvell Technology, Inc.:
1.65%, 4/15/2026	450,000	407,925
2.45%, 4/15/2028	1,720,000	1,500,597
2.95%, 4/15/2031	1,245,000	1,039,799

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 6/22/2028	$1,312,000	$1,290,155
Microchip Technology, Inc.:
0.98%, 9/1/2024	1,434,000	1,351,344
4.25%, 9/1/2025	1,874,000	1,843,360
Micron Technology, Inc.:
2.70%, 4/15/2032	1,458,000	1,166,677
4.19%, 2/15/2027	1,626,000	1,570,879
4.66%, 2/15/2030	1,439,000	1,381,325
4.98%, 2/6/2026	1,262,000	1,258,189
5.33%, 2/6/2029	1,223,000	1,227,819
6.75%, 11/1/2029	1,964,000	2,089,519
COR, 5.88%, 2/9/2033	846,000	855,551
NVIDIA Corp.:
0.58%, 6/14/2024	805,000	768,791
1.55%, 6/15/2028	2,239,000	1,973,432
2.00%, 6/15/2031	972,000	816,324
2.85%, 4/1/2030	5,263,000	4,790,383
3.20%, 9/16/2026	362,000	352,041
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	1,059,000	1,062,728
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,251,000	1,034,577
2.65%, 2/15/2032	690,000	564,972
2.70%, 5/1/2025	811,000	769,177
3.15%, 5/1/2027	907,000	840,961
3.40%, 5/1/2030	1,750,000	1,573,338
3.88%, 6/18/2026	489,000	471,900
4.30%, 6/18/2029	1,614,000	1,547,503
4.40%, 6/1/2027	688,000	679,813
5.00%, 1/15/2033	970,000	950,183
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	1,746,000	1,628,285
4.38%, 10/15/2029	1,332,000	1,228,091
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,131,000	987,035
1.65%, 5/20/2032	1,972,000	1,593,534
2.15%, 5/20/2030 (a)	1,237,000	1,083,884
3.25%, 5/20/2027 (a)	2,357,000	2,280,044
3.45%, 5/20/2025	1,141,000	1,119,424
4.25%, 5/20/2032 (a)	580,000	580,383
5.40%, 5/20/2033 (a)	2,210,000	2,371,551
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,340,000	1,207,541
3.00%, 6/1/2031	1,431,000	1,193,898
Texas Instruments, Inc.:
1.13%, 9/15/2026	501,000	452,944
1.38%, 3/12/2025	910,000	859,086
1.75%, 5/4/2030	207,000	175,499
2.25%, 9/4/2029	494,000	440,994
2.63%, 5/15/2024	1,099,000	1,073,053
2.90%, 11/3/2027	1,146,000	1,090,052
3.65%, 8/16/2032	503,000	477,860
4.60%, 2/15/2028 (a)	938,000	958,054
Security Description	Principal Amount	Value
4.70%, 11/18/2024	$477,000	$480,124
COR, 4.90%, 3/14/2033	1,826,000	1,899,423
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	1,204,000	1,093,112
2.50%, 10/25/2031	1,647,000	1,413,785
3.88%, 4/22/2027	1,806,000	1,771,578
4.13%, 4/22/2029	901,000	884,304
4.25%, 4/22/2032	1,453,000	1,425,698
Xilinx, Inc.:
2.38%, 6/1/2030	1,749,000	1,523,501
2.95%, 6/1/2024	1,685,000	1,647,762
		153,089,039
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,712,000	1,466,071
3.48%, 12/1/2027	1,450,000	1,354,460
3.84%, 5/1/2025	1,026,000	1,001,684
Series WI, 4.20%, 5/1/2030	1,052,000	987,491
		4,809,706
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	490,000	396,964
3.40%, 9/15/2026	1,394,000	1,349,685
3.40%, 6/15/2027	659,000	630,057
Adobe, Inc.:
1.90%, 2/1/2025	446,000	426,791
2.15%, 2/1/2027 (a)	1,232,000	1,145,415
2.30%, 2/1/2030 (a)	1,615,000	1,433,361
3.25%, 2/1/2025 (a)	1,311,000	1,284,832
Autodesk, Inc.:
2.40%, 12/15/2031	436,000	362,717
2.85%, 1/15/2030	682,000	602,083
3.50%, 6/15/2027	1,553,000	1,489,327
4.38%, 6/15/2025	485,000	480,072
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	738,000	618,747
2.90%, 12/1/2029	1,595,000	1,396,901
3.40%, 6/27/2026	1,090,000	1,043,370
Cadence Design Systems, Inc. 4.38%, 10/15/2024	581,000	574,429
Electronic Arts, Inc. 4.80%, 3/1/2026 (a)	1,181,000	1,189,917
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	1,455,000	1,299,388
2.25%, 3/1/2031 (a)	1,904,000	1,525,561
3.75%, 5/21/2029	469,000	435,635
4.50%, 7/15/2025	1,693,000	1,672,684
4.70%, 7/15/2027	730,000	719,400
5.10%, 7/15/2032 (a)	1,503,000	1,465,290

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fiserv, Inc.:
2.25%, 6/1/2027	$1,223,000	$1,107,451
2.65%, 6/1/2030	874,000	751,500
2.75%, 7/1/2024	1,860,000	1,805,204
3.20%, 7/1/2026	1,889,000	1,792,982
3.50%, 7/1/2029	3,490,000	3,239,139
3.85%, 6/1/2025	1,883,000	1,843,702
4.20%, 10/1/2028	898,000	870,027
5.45%, 3/2/2028	1,978,000	2,020,428
5.60%, 3/2/2033	1,229,000	1,275,456
Intuit, Inc.:
0.95%, 7/15/2025	599,000	552,943
1.35%, 7/15/2027 (a)	1,006,000	894,233
1.65%, 7/15/2030	698,000	580,694
Microsoft Corp.:
2.40%, 8/8/2026	5,415,000	5,150,044
2.70%, 2/12/2025	2,471,000	2,409,349
3.13%, 11/3/2025	4,004,000	3,905,662
3.30%, 2/6/2027 (a)	5,146,000	5,048,432
Oracle Corp.:
1.65%, 3/25/2026	4,199,000	3,857,915
2.30%, 3/25/2028	2,651,000	2,372,406
2.50%, 4/1/2025	4,787,000	4,579,579
2.65%, 7/15/2026	2,760,000	2,578,778
2.80%, 4/1/2027	2,555,000	2,374,796
2.88%, 3/25/2031	14,343,000	12,273,879
2.95%, 11/15/2024	2,449,000	2,379,522
2.95%, 5/15/2025	3,456,000	3,327,851
2.95%, 4/1/2030	4,223,000	3,728,276
3.25%, 11/15/2027	3,322,000	3,124,839
3.25%, 5/15/2030	1,216,000	1,089,998
3.40%, 7/8/2024	3,185,000	3,120,727
4.50%, 5/6/2028	1,190,000	1,175,994
4.65%, 5/6/2030	1,415,000	1,377,828
4.90%, 2/6/2033	5,157,000	5,050,147
5.80%, 11/10/2025	1,843,000	1,889,020
6.15%, 11/9/2029	1,524,000	1,623,548
6.25%, 11/9/2032	2,855,000	3,064,500
Roper Technologies, Inc.:
1.00%, 9/15/2025	493,000	450,710
1.75%, 2/15/2031	1,439,000	1,149,890
2.00%, 6/30/2030	834,000	687,775
2.35%, 9/15/2024	489,000	470,618
2.95%, 9/15/2029	1,466,000	1,315,926
3.80%, 12/15/2026	1,050,000	1,016,557
3.85%, 12/15/2025	471,000	461,787
4.20%, 9/15/2028	1,264,000	1,243,624
Salesforce, Inc.:
0.63%, 7/15/2024	1,323,000	1,257,300
1.50%, 7/15/2028	569,000	502,256
1.95%, 7/15/2031	1,402,000	1,173,306
3.70%, 4/11/2028 (a)	2,960,000	2,907,253
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	1,435,000	1,396,815
Security Description	Principal Amount	Value
3.70%, 4/14/2027	$494,000	$477,663
4.00%, 4/14/2032 (a)	1,227,000	1,128,546
VMware, Inc.:
1.00%, 8/15/2024	1,543,000	1,454,602
1.40%, 8/15/2026	1,404,000	1,241,585
1.80%, 8/15/2028	1,419,000	1,198,317
2.20%, 8/15/2031	1,512,000	1,194,631
3.90%, 8/21/2027	1,434,000	1,372,295
4.50%, 5/15/2025	1,125,000	1,111,759
4.65%, 5/15/2027	1,711,000	1,688,483
4.70%, 5/15/2030	1,304,000	1,264,137
Workday, Inc.:
3.50%, 4/1/2027	1,284,000	1,229,212
3.70%, 4/1/2029	541,000	506,798
3.80%, 4/1/2032 (a)	2,327,000	2,130,206
		143,811,526
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV:
2.88%, 5/7/2030	1,436,000	1,267,471
3.63%, 4/22/2029	1,436,000	1,342,143
4.70%, 7/21/2032	1,135,000	1,119,848
AT&T, Inc.:
1.65%, 2/1/2028	2,358,000	2,070,631
1.70%, 3/25/2026	3,947,000	3,622,675
2.25%, 2/1/2032	3,590,000	2,931,809
2.30%, 6/1/2027	2,519,000	2,307,983
2.75%, 6/1/2031 (a)	5,633,000	4,848,943
2.95%, 7/15/2026	1,073,000	1,009,328
3.80%, 2/15/2027	1,160,000	1,122,404
3.88%, 1/15/2026	1,742,000	1,711,776
4.10%, 2/15/2028	1,635,000	1,596,610
4.25%, 3/1/2027	1,665,000	1,649,782
4.30%, 2/15/2030	3,474,000	3,378,013
4.35%, 3/1/2029 (a)	4,572,000	4,476,994
5.54%, 2/20/2026	2,093,000	2,098,379
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	1,157,000	1,167,668
9.63%, 12/15/2030	3,503,000	4,382,884
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	1,885,000	1,780,345
2.95%, 2/28/2026	2,000	1,936
3.50%, 6/15/2025	556,000	544,819
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	4,285,000	5,236,313
9.25%, 6/1/2032	300,000	390,216
Juniper Networks, Inc.:
1.20%, 12/10/2025	560,000	507,377
2.00%, 12/10/2030	731,000	581,920
3.75%, 8/15/2029	809,000	752,208
Koninklijke KPN NV 8.38%, 10/1/2030	631,000	752,537
Motorola Solutions, Inc.:
2.30%, 11/15/2030	2,086,000	1,694,833

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 5/24/2031	$50,000	$41,111
4.00%, 9/1/2024	421,000	412,988
4.60%, 2/23/2028	201,000	198,401
4.60%, 5/23/2029	2,031,000	1,979,514
5.60%, 6/1/2032	924,000	929,322
Nokia Oyj 4.38%, 6/12/2027	669,000	639,189
Orange SA 9.00%, 3/1/2031	3,268,000	4,108,726
Rogers Communications, Inc.:
2.90%, 11/15/2026 (a)	793,000	742,232
2.95%, 3/15/2025 (e)	1,408,000	1,355,073
3.20%, 3/15/2027 (e)	1,435,000	1,349,560
3.63%, 12/15/2025 (a)	1,435,000	1,388,850
3.80%, 3/15/2032 (e)	1,498,000	1,344,200
Telefonica Emisiones SA 4.10%, 3/8/2027	1,647,000	1,592,320
Telefonica Europe BV 8.25%, 9/15/2030	1,866,000	2,180,309
TELUS Corp.:
2.80%, 2/16/2027	984,000	922,953
3.40%, 5/13/2032	1,241,000	1,089,226
3.70%, 9/15/2027	673,000	650,858
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,493,000	1,364,692
2.05%, 2/15/2028	1,828,000	1,623,703
2.25%, 2/15/2026	5,963,000	5,557,158
2.25%, 11/15/2031	487,000	398,653
2.40%, 3/15/2029	1,106,000	964,078
2.55%, 2/15/2031	6,742,000	5,711,283
2.63%, 4/15/2026	1,178,000	1,102,561
2.63%, 2/15/2029	1,516,000	1,337,082
2.70%, 3/15/2032	1,161,000	977,771
2.88%, 2/15/2031	1,299,000	1,120,284
3.38%, 4/15/2029	3,751,000	3,419,562
3.50%, 4/15/2025	4,107,000	3,993,318
3.50%, 4/15/2031	3,168,000	2,848,887
3.75%, 4/15/2027	5,344,000	5,138,844
3.88%, 4/15/2030	9,436,000	8,849,930
4.75%, 2/1/2028	1,428,000	1,412,035
4.95%, 3/15/2028	781,000	788,404
5.20%, 1/15/2033	1,871,000	1,904,210
Verizon Communications, Inc.:
0.85%, 11/20/2025	1,467,000	1,336,070
1.45%, 3/20/2026	4,607,000	4,239,868
1.50%, 9/18/2030 (a)	1,438,000	1,161,070
1.68%, 10/30/2030	1,629,000	1,315,043
1.75%, 1/20/2031	2,141,000	1,723,997
2.10%, 3/22/2028	3,767,000	3,356,359
2.36%, 3/15/2032 (a)	6,188,000	5,076,945
2.55%, 3/21/2031	5,567,500	4,743,232
2.63%, 8/15/2026	2,449,000	2,315,407
3.00%, 3/22/2027	1,270,000	1,206,957
3.15%, 3/22/2030	1,475,000	1,343,710
3.38%, 2/15/2025	1,822,000	1,786,508
Security Description	Principal Amount	Value
3.50%, 11/1/2024	$641,000	$629,372
3.88%, 2/8/2029	708,000	683,794
4.02%, 12/3/2029	10,829,000	10,372,016
4.13%, 3/16/2027 (a)	3,831,000	3,799,854
4.33%, 9/21/2028	4,946,000	4,882,741
7.75%, 12/1/2030	1,035,000	1,210,898
Vodafone Group PLC:
4.13%, 5/30/2025 (a)	2,495,000	2,467,056
4.38%, 5/30/2028 (a)	118,000	118,314
6.25%, 11/30/2032	43,000	46,708
7.88%, 2/15/2030	1,135,000	1,325,442
		178,926,493
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	550,000	530,948
3.50%, 9/15/2027 (a)	1,512,000	1,423,987
3.55%, 11/19/2026	1,074,000	1,009,098
3.90%, 11/19/2029 (a)	2,307,000	2,100,962
		5,064,995
TRANSPORTATION — 1.1%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	374,000	352,536
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	820,000	798,901
3.65%, 9/1/2025	1,369,000	1,340,470
3.75%, 4/1/2024	1,124,000	1,108,590
7.00%, 12/15/2025	1,003,000	1,064,554
Canadian National Railway Co.:
2.75%, 3/1/2026	1,492,000	1,429,127
2.95%, 11/21/2024	668,000	649,724
3.85%, 8/5/2032	460,000	437,179
6.90%, 7/15/2028	547,000	610,162
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	1,537,000	1,448,746
1.75%, 12/2/2026	1,283,000	1,165,426
2.05%, 3/5/2030	607,000	515,823
2.45%, 12/2/2031 (a)	1,651,000	1,429,254
2.90%, 2/1/2025	1,635,000	1,574,325
4.00%, 6/1/2028	463,000	455,449
7.13%, 10/15/2031	1,033,000	1,180,864
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	967,000	934,886
CSX Corp.:
2.40%, 2/15/2030	661,000	577,113
2.60%, 11/1/2026 (a)	229,000	215,120
3.25%, 6/1/2027	1,404,000	1,342,589
3.35%, 11/1/2025	902,000	874,922
3.40%, 8/1/2024	1,444,000	1,412,810
3.80%, 3/1/2028	1,272,000	1,241,052
4.10%, 11/15/2032	103,000	99,215

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2029	$1,702,000	$1,680,061
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,005,000	855,798
3.10%, 8/5/2029 (a)	1,655,000	1,520,564
3.25%, 4/1/2026	1,141,000	1,107,614
3.40%, 2/15/2028	1,493,000	1,414,423
4.20%, 10/17/2028	494,000	485,696
4.25%, 5/15/2030 (a)	1,213,000	1,181,171
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,365,000	1,339,952
Kansas City Southern 2.88%, 11/15/2029	701,000	628,334
Kirby Corp. 4.20%, 3/1/2028	521,000	490,047
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	458,000	384,459
2.55%, 11/1/2029	1,435,000	1,263,604
2.90%, 6/15/2026 (a)	1,412,000	1,342,035
3.00%, 3/15/2032 (a)	973,000	854,693
3.65%, 8/1/2025	440,000	428,296
4.45%, 3/1/2033 (a)	901,000	875,961
7.80%, 5/15/2027	480,000	533,304
Ryder System, Inc.:
4.30%, 6/15/2027	1,062,000	1,032,020
5.65%, 3/1/2028	1,702,000	1,722,441
Series MTN, 1.75%, 9/1/2026	1,617,000	1,451,726
Series MTN, 2.85%, 3/1/2027	533,000	490,275
Series MTN, 2.90%, 12/1/2026	879,000	812,864
Series MTN, 3.35%, 9/1/2025	1,102,000	1,051,033
Series MTN, 4.63%, 6/1/2025	937,000	924,557
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	896,000	830,440
2.38%, 5/20/2031	1,420,000	1,226,426
2.40%, 2/5/2030	1,107,000	975,621
2.75%, 3/1/2026	1,433,000	1,373,215
2.80%, 2/14/2032 (a)	1,555,000	1,366,876
3.00%, 4/15/2027	1,067,000	1,019,017
3.25%, 1/15/2025	517,000	506,753
3.25%, 8/15/2025	1,883,000	1,830,634
3.75%, 7/15/2025	1,368,000	1,348,068
3.95%, 9/10/2028	1,267,000	1,253,823
4.75%, 2/21/2026	1,461,000	1,479,160
6.63%, 2/1/2029	599,000	665,783
United Parcel Service, Inc.:
2.20%, 9/1/2024	477,000	461,812
2.40%, 11/15/2026	572,000	538,292
2.50%, 9/1/2029	635,000	570,084
2.80%, 11/15/2024 (a)	495,000	481,095
3.05%, 11/15/2027	704,000	670,271
3.40%, 3/15/2029	1,910,000	1,822,904
Security Description	Principal Amount	Value
3.90%, 4/1/2025	$1,132,000	$1,118,405
4.45%, 4/1/2030 (a)	1,432,000	1,447,981
4.88%, 3/3/2033	1,773,000	1,817,236
		68,933,661
TRUCKING & LEASING — 0.0% (d)
GATX Corp.:
3.25%, 3/30/2025	262,000	251,009
3.25%, 9/15/2026	802,000	755,741
3.50%, 3/15/2028	171,000	157,724
3.50%, 6/1/2032	686,000	603,076
3.85%, 3/30/2027	491,000	469,317
		2,236,867
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026	1,467,000	1,236,622
3.38%, 1/20/2027	601,000	515,081
		1,751,703
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	473,000	399,860
2.80%, 5/1/2030 (a)	2,470,000	2,199,189
3.40%, 3/1/2025	515,000	502,089
3.45%, 6/1/2029	1,353,000	1,270,832
4.45%, 6/1/2032	1,136,000	1,117,790
Essential Utilities, Inc.:
2.70%, 4/15/2030	1,260,000	1,089,459
3.57%, 5/1/2029	1,215,000	1,130,789
United Utilities PLC 6.88%, 8/15/2028	678,000	743,583
		8,453,591
TOTAL CORPORATE BONDS & NOTES (Cost $6,648,527,525)		6,269,125,457
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
AUSTRALIA — 0.1%
Commonwealth Bank of Australia 5.32%, 3/13/2026	1,894,000	1,925,990
National Australia Bank Ltd.:
3.50%, 06/09/2025 (a)	1,071,000	1,043,572
4.94%, 01/12/2028	1,955,000	1,981,471
4.97%, 01/12/2026 (a)	1,744,000	1,759,155
		6,710,188
CHINA — 0.0% (d)
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	1,059,000	1,082,107
SWITZERLAND — 0.2%
Credit Suisse AG:
3.70%, 02/21/2025	10,970,000	10,412,943

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.95%, 01/09/2025	$1,804,000	$1,807,518
		12,220,461
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,188,849)		20,012,756
	Shares
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	61,225,032	61,231,155
State Street Navigator Securities Lending Portfolio II (h) (i)	213,135,328	213,135,328
TOTAL SHORT-TERM INVESTMENTS (Cost $274,366,483)		274,366,483
TOTAL INVESTMENTS — 102.5% (Cost $6,943,082,857)		6,563,504,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(160,144,794)
NET ASSETS — 100.0%		$6,403,359,902
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,269,125,457	$—	$6,269,125,457
Foreign Government Obligations	—	20,012,756	—	20,012,756
Short-Term Investments	274,366,483	—	—	274,366,483
TOTAL INVESTMENTS	$274,366,483	$6,289,138,213	$—	$6,563,504,696
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,308,684	$41,304,554	$649,254,572	$629,327,283	$(780)	$92	61,225,032	$61,231,155	$333,824
State Street Navigator Securities Lending Portfolio II	177,130,733	177,130,733	1,030,448,137	994,443,542	—	—	213,135,328	213,135,328	878,113
Total		$218,435,287	$1,679,702,709	$1,623,770,825	$(780)	$92		$274,366,483	$1,211,937
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$2,153,000	$2,327,427
5.25%, 2/15/2029 (a)	3,789,100	4,105,845
5.38%, 2/15/2031	1,058,200	1,188,160
5.50%, 8/15/2028	5,027,400	5,469,654
6.13%, 11/15/2027	5,623,300	6,207,157
6.13%, 8/15/2029	3,242,900	3,700,453
6.25%, 5/15/2030 (a)	1,727,500	2,016,586
6.38%, 8/15/2027 (a)	3,894,600	4,306,880
6.50%, 11/15/2026 (a)	3,051,300	3,327,347
6.63%, 2/15/2027	549,100	605,812
6.75%, 8/15/2026	447,100	487,060
U.S. Treasury Notes:
0.38%, 7/31/2027	45,521,100	39,542,899
0.38%, 9/30/2027	18,352,800	15,868,003
0.50%, 4/30/2027	18,891,600	16,636,415
0.50%, 5/31/2027	14,569,900	12,786,226
0.50%, 6/30/2027	23,697,400	20,757,441
0.50%, 8/31/2027	59,512,200	51,873,251
0.50%, 10/31/2027	49,133,900	42,639,013
0.63%, 7/31/2026	65,822,800	59,374,223
0.63%, 3/31/2027	9,242,600	8,197,031
0.63%, 11/30/2027	20,463,500	17,838,417
0.63%, 12/31/2027	43,717,300	38,023,805
0.63%, 5/15/2030	66,919,700	54,780,048
0.63%, 8/15/2030	71,109,200	57,953,998
0.75%, 4/30/2026	21,466,800	19,571,684
0.75%, 5/31/2026	75,644,900	68,807,311
0.75%, 8/31/2026	70,260,500	63,508,905
0.75%, 1/31/2028	39,876,800	34,833,008
0.88%, 6/30/2026	53,230,300	48,543,539
0.88%, 9/30/2026	59,585,800	53,976,356
0.88%, 11/15/2030	61,080,300	50,563,036
1.00%, 7/31/2028	49,581,200	43,337,068
1.13%, 10/31/2026	54,871,600	50,057,475
1.13%, 2/28/2027	8,614,700	7,819,186
1.13%, 2/29/2028	28,380,200	25,198,514
1.13%, 8/31/2028	50,402,100	44,263,282
1.13%, 2/15/2031 (a)	103,236,900	86,928,696
1.25%, 11/30/2026	50,034,500	45,773,750
1.25%, 12/31/2026	86,085,800	78,647,449
1.25%, 3/31/2028	20,991,000	18,724,628
1.25%, 4/30/2028	80,043,600	71,270,071
1.25%, 5/31/2028	33,657,200	29,928,613
1.25%, 6/30/2028	35,505,400	31,516,590
1.25%, 9/30/2028	61,212,200	54,010,202
1.25%, 8/15/2031	93,589,700	78,498,361
1.38%, 8/31/2026	22,361,200	20,645,677
1.38%, 10/31/2028	36,762,700	32,621,152
1.38%, 12/31/2028	28,230,400	25,005,959
1.38%, 11/15/2031	100,060,800	84,457,569
1.50%, 8/15/2026	45,198,900	41,960,823
1.50%, 1/31/2027	54,968,500	50,609,670
Security Description	Principal Amount	Value
1.50%, 11/30/2028	$98,830,700	$88,167,794
1.50%, 2/15/2030	31,228,500	27,378,611
1.63%, 5/15/2026	51,406,100	48,124,945
1.63%, 9/30/2026	47,087,000	43,831,376
1.63%, 10/31/2026 (a)	2,730,600	2,537,325
1.63%, 11/30/2026	8,993,500	8,346,390
1.63%, 8/15/2029	7,461,200	6,656,789
1.63%, 5/15/2031	100,393,100	87,263,565
1.75%, 12/31/2026	18,030,400	16,790,810
1.75%, 1/31/2029	49,087,400	44,320,553
1.75%, 11/15/2029 (a)	23,976,800	21,534,163
1.88%, 6/30/2026	11,945,900	11,254,344
1.88%, 7/31/2026	8,060,800	7,582,820
1.88%, 2/28/2027	55,732,900	52,010,117
1.88%, 2/28/2029	23,811,500	21,633,120
1.88%, 2/15/2032	76,681,500	67,311,979
2.00%, 11/15/2026	47,901,500	45,053,606
2.13%, 5/31/2026	17,840,800	16,955,729
2.25%, 2/15/2027	33,818,600	32,043,123
2.25%, 8/15/2027	30,438,700	28,719,389
2.25%, 11/15/2027	44,012,100	41,409,197
2.38%, 4/30/2026	15,622,700	14,985,587
2.38%, 5/15/2027	34,050,600	32,342,750
2.38%, 3/31/2029	87,040,800	81,260,747
2.38%, 5/15/2029	42,850,100	39,981,152
2.50%, 3/31/2027	33,030,200	31,549,002
2.63%, 5/31/2027	119,441,400	114,533,105
2.63%, 2/15/2029	54,544,900	51,723,906
2.63%, 7/31/2029	92,692,900	87,667,207
2.75%, 4/30/2027	62,432,400	60,174,103
2.75%, 7/31/2027 (a)	111,000,900	106,899,070
2.75%, 2/15/2028	50,063,700	48,088,531
2.75%, 5/31/2029	64,043,600	61,041,556
2.75%, 8/15/2032	131,365,300	123,627,063
2.88%, 5/15/2028	41,310,400	39,851,626
2.88%, 8/15/2028	41,476,200	39,950,006
2.88%, 4/30/2029	43,393,500	41,664,540
2.88%, 5/15/2032	75,070,300	71,445,812
3.13%, 8/31/2027	107,400,200	105,067,602
3.13%, 11/15/2028	44,441,800	43,323,811
3.13%, 8/31/2029	114,911,200	111,867,849
3.25%, 6/30/2027	92,672,900	91,087,325
3.25%, 6/30/2029	111,145,700	108,974,885
3.50%, 1/31/2028 (a)	106,690,600	106,148,812
3.50%, 1/31/2030	79,398,200	79,088,051
3.50%, 2/15/2033	109,051,100	109,238,532
3.63%, 3/31/2028	35,641,600	35,705,644
3.63%, 3/31/2030	35,641,600	35,814,239
3.88%, 11/30/2027	90,326,400	91,279,062
3.88%, 12/31/2027	101,287,300	102,363,477
3.88%, 9/30/2029	90,003,600	91,494,285
3.88%, 11/30/2029	90,888,800	92,465,153
3.88%, 12/31/2029	96,125,800	97,868,080
4.00%, 2/29/2028 (a)	113,385,100	115,449,064
4.00%, 10/31/2029	67,208,800	68,836,513

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/28/2030	$92,171,400	$94,634,105
4.13%, 9/30/2027	101,738,700	103,670,146
4.13%, 10/31/2027	84,392,700	86,027,809
4.13%, 11/15/2032 (a)	161,178,800	169,388,845
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,612,636,655)		5,436,596,522
	Shares
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74%(b) (c) (Cost $12850461)	12,850,461	12,850,461
State Street Navigator Securities Lending Portfolio II (d) (e)	274,956,185	274,956,185
TOTAL SHORT-TERM INVESTMENTS (Cost $287,806,646)		287,806,646
TOTAL INVESTMENTS — 104.5% (Cost $5,900,443,301)		5,724,403,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(244,731,183)
NET ASSETS — 100.0%		$5,479,671,985

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,436,596,522	$—	$5,436,596,522
Short-Term Investments	287,806,646	—	—	287,806,646
TOTAL INVESTMENTS	$287,806,646	$5,436,596,522	$—	$5,724,403,168

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,055,876	$5,055,876	$146,157,843	$138,363,258	$—	$—	12,850,461	$12,850,461	$135,304
State Street Navigator Securities Lending Portfolio II	268,611,226	268,611,226	4,090,727,390	4,084,382,431	—	—	274,956,185	274,956,185	37,990
Total		$273,667,102	$4,236,885,233	$4,222,745,689	$—	$—		$287,806,646	$173,294
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$130,000	$97,377
5.40%, 10/1/2048	139,000	133,843
		231,220
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	242,000	197,385
3.38%, 6/15/2046	119,000	84,413
3.50%, 3/1/2039	134,000	104,501
3.55%, 3/1/2038	136,000	108,380
3.60%, 5/1/2034	114,000	97,787
3.63%, 3/1/2048	121,000	86,599
3.65%, 3/1/2047	174,000	125,877
3.75%, 2/1/2050	371,000	280,120
3.83%, 3/1/2059	148,000	104,896
3.85%, 11/1/2048	166,000	123,625
3.90%, 5/1/2049	212,000	160,314
3.95%, 8/1/2059	243,000	178,673
5.71%, 5/1/2040	837,000	844,399
5.81%, 5/1/2050	1,629,000	1,637,845
5.88%, 2/15/2040	144,000	148,020
5.93%, 5/1/2060	1,024,000	1,023,611
6.63%, 2/15/2038	120,000	130,670
6.88%, 3/15/2039	110,000	122,816
General Dynamics Corp.:
3.60%, 11/15/2042	132,000	113,117
4.25%, 4/1/2040	211,000	199,154
4.25%, 4/1/2050	332,000	310,440
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	210,000	199,758
6.15%, 12/15/2040	156,000	168,984
Lockheed Martin Corp.:
2.80%, 6/15/2050	60,000	44,005
3.60%, 3/1/2035	153,000	142,538
3.80%, 3/1/2045	274,000	236,306
4.07%, 12/15/2042	400,604	365,547
4.09%, 9/15/2052	480,600	436,096
4.15%, 6/15/2053	275,000	250,283
4.30%, 6/15/2062	187,000	169,473
4.50%, 5/15/2036	163,000	161,264
4.70%, 5/15/2046	491,000	484,642
5.70%, 11/15/2054	315,000	358,508
5.72%, 6/1/2040	190,000	209,393
5.90%, 11/15/2063	225,000	263,527
Series B, 6.15%, 9/1/2036	120,000	136,464
Northrop Grumman Corp.:
3.85%, 4/15/2045	131,000	109,465
4.03%, 10/15/2047	650,000	565,507
4.75%, 6/1/2043	351,000	337,841
4.95%, 3/15/2053	184,000	183,185
5.05%, 11/15/2040	134,000	134,019
Security Description	Principal Amount	Value
5.15%, 5/1/2040	$157,000	$158,476
5.25%, 5/1/2050	268,000	277,208
Raytheon Technologies Corp.:
2.82%, 9/1/2051	232,000	160,161
3.03%, 3/15/2052	356,000	257,043
3.13%, 7/1/2050	241,000	177,747
3.75%, 11/1/2046	318,000	263,116
4.05%, 5/4/2047	183,000	158,707
4.15%, 5/15/2045	120,000	105,002
4.35%, 4/15/2047	275,000	248,443
4.45%, 11/16/2038	168,382	159,821
4.50%, 6/1/2042	1,004,000	949,995
4.63%, 11/16/2048	413,000	392,858
4.70%, 12/15/2041	153,000	145,820
4.80%, 12/15/2043	192,000	184,234
4.88%, 10/15/2040	185,000	179,681
5.38%, 2/27/2053	422,000	444,299
5.40%, 5/1/2035	70,000	72,988
5.70%, 4/15/2040	131,000	138,335
6.05%, 6/1/2036	186,000	204,433
6.13%, 7/15/2038	315,000	349,656
		16,167,470
AGRICULTURE — 1.6%
Altria Group, Inc.:
3.40%, 2/4/2041	503,000	355,913
3.70%, 2/4/2051	387,000	260,788
3.88%, 9/16/2046	410,000	294,749
4.00%, 2/4/2061	193,000	135,720
4.25%, 8/9/2042	185,000	144,548
4.45%, 5/6/2050	264,000	194,135
4.50%, 5/2/2043	212,000	169,078
5.80%, 2/14/2039	625,000	611,331
5.95%, 2/14/2049	772,000	731,092
6.20%, 2/14/2059	1,000	971
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	148,000	102,412
3.75%, 9/15/2047	163,000	138,811
4.02%, 4/16/2043	80,000	71,055
4.50%, 8/15/2033	500,000	500,230
4.50%, 3/15/2049	207,000	196,346
4.54%, 3/26/2042	209,000	199,365
5.38%, 9/15/2035	96,000	102,683
5.94%, 10/1/2032	113,000	124,937
BAT Capital Corp.:
3.73%, 9/25/2040	135,000	96,557
3.98%, 9/25/2050	399,000	271,743
4.39%, 8/15/2037	697,000	568,912
4.54%, 8/15/2047	617,000	458,591
4.76%, 9/6/2049	454,000	346,688
5.28%, 4/2/2050	205,000	168,541
5.65%, 3/16/2052	235,000	206,015
Philip Morris International, Inc.:
3.88%, 8/21/2042	485,000	383,916
4.13%, 3/4/2043	394,000	321,622
4.25%, 11/10/2044	566,000	470,720

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 11/15/2041	$110,000	$95,206
4.50%, 3/20/2042	304,000	264,060
4.88%, 11/15/2043	412,000	373,157
6.38%, 5/16/2038	417,000	455,960
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	99,039
5.85%, 8/15/2045	800,000	721,232
6.15%, 9/15/2043	110,000	103,882
7.25%, 6/15/2037	183,000	197,708
		9,937,713
AIRLINES — 0.1%
American Airlines 2021-1 Class A Pass-Through Trust Series A, Class A, 2.88%, 1/11/2036	96,346	78,991
American Airlines Pass-Through Trust:
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,337	1,220
Series 2016-3, Class AA, 3.00%, 4/15/2030	5,055	4,492
Series A, Class A, 3.70%, 4/1/2028	2,303	2,056
Series AA, Class AA, 3.15%, 8/15/2033	97,125	84,447
Series AA, Class AA, 3.20%, 12/15/2029	26,621	23,771
Series AA, Class AA, 3.35%, 4/15/2031	67,324	60,042
Series AA, Class AA, 3.58%, 7/15/2029	58,704	53,862
Series AA, Class AA, 3.65%, 2/15/2029	58,220	53,210
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	116,028	97,460
Series 2020-1, Class A, 4.00%, 5/15/2034	47,802	43,902
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,994	3,772
United Airlines Pass-Through Trust:
Series A, Class A, 3.75%, 3/3/2028	16,257	15,183
Series A, Class A, 4.00%, 10/11/2027	42,971	40,583
Series AA, Class AA, 2.70%, 11/1/2033	88,452	74,415
Series AA, Class AA, 3.50%, 9/1/2031	73,727	65,932
Series AA, Class AA, 4.15%, 2/25/2033	84,009	75,328
		778,666
Security Description	Principal Amount	Value
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	$205,000	$173,811
3.38%, 11/1/2046	226,000	184,610
3.38%, 3/27/2050 (b)	396,000	326,732
3.63%, 5/1/2043	164,000	140,694
3.88%, 11/1/2045 (b)	233,000	210,828
		1,036,675
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050	466,000	304,620
4.88%, 10/1/2043	130,000	125,863
General Motors Co.:
5.00%, 4/1/2035	104,000	95,463
5.15%, 4/1/2038	295,000	266,532
5.20%, 4/1/2045	285,000	239,084
5.40%, 4/1/2048	315,000	272,198
5.95%, 4/1/2049	404,000	378,778
6.25%, 10/2/2043	532,000	511,699
6.60%, 4/1/2036	140,000	144,294
6.75%, 4/1/2046	384,000	389,291
		2,727,822
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	480,000	304,363
4.40%, 10/1/2046	134,000	106,243
5.40%, 3/15/2049 (b)	49,000	43,454
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	248,000	193,835
BorgWarner, Inc. 4.38%, 3/15/2045	173,000	141,016
Lear Corp.:
3.55%, 1/15/2052	79,000	52,733
5.25%, 5/15/2049 (b)	136,000	120,523
		962,167
BANKS — 7.9%
Bank of America Corp.:
6.11%, 1/29/2037	526,000	554,788
7.75%, 5/14/2038	375,000	448,706
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	465,000	375,222
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	606,000	545,248
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	661,000	445,560
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	997,000	767,740
Series MTN, 4.88%, 4/1/2044	131,000	123,612
Series MTN, 5.00%, 1/21/2044	588,000	573,670

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$396,000	$425,031
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	398,000	345,361
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	882,000	760,513
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	746,000	660,583
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,429,000	1,168,836
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	356,000	233,924
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,458,000	1,030,689
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	164,000	123,149
Bank of America N.A. Series BKNT, 6.00%, 10/15/2036	429,000	462,170
Bank of New York Mellon Corp. SOFR + 1.51%, 4.71%, 2/1/2034 (c)	134,000	132,545
Barclays PLC:
4.95%, 1/10/2047	201,000	180,613
5.25%, 8/17/2045	428,000	405,355
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	229,000	164,559
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	228,000	162,758
1 year CMT + 3.00%, 5.75%, 8/9/2033 (c)	134,000	131,305
Citigroup, Inc.:
4.65%, 7/30/2045	387,000	352,321
4.65%, 7/23/2048	980,000	907,941
4.75%, 5/18/2046	678,000	600,586
5.30%, 5/6/2044	180,000	171,362
5.88%, 1/30/2042	209,000	221,870
6.00%, 10/31/2033	107,000	109,924
6.13%, 8/25/2036	219,000	226,895
6.63%, 6/15/2032	99,000	106,033
6.68%, 9/13/2043	160,000	178,869
8.13%, 7/15/2039	547,000	707,490
3 Month SOFR + 1.43%, 3.88%, 1/24/2039 (c)	452,000	384,290
3 Month SOFR + 2.10%, 4.28%, 4/24/2048 (c)	182,000	157,630
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	292,000	208,722
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	468,000	464,509
Citizens Financial Group, Inc. 2.64%, 9/30/2032	116,000	82,377
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
5.75%, 12/1/2043	$486,000	$494,345
Series BKNT, 5.25%, 5/24/2041	538,000	572,109
Credit Suisse Group AG 4.88%, 5/15/2045	553,000	473,490
Fifth Third Bancorp 8.25%, 3/1/2038 (b)	349,000	394,227
Goldman Sachs Capital I 6.35%, 2/15/2034	113,000	114,232
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	462,000	426,870
5.15%, 5/22/2045	581,000	551,909
6.13%, 2/15/2033 (b)	134,000	144,151
6.25%, 2/1/2041	859,000	946,463
6.45%, 5/1/2036	183,000	195,788
6.75%, 10/1/2037	1,630,000	1,767,572
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	763,000	659,629
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	528,000	475,422
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	102,000	87,420
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	302,000	216,380
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	578,000	435,222
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	428,000	329,680
Series MTN, 4.80%, 7/8/2044	422,000	392,114
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	115,000	112,900
Series BKNT, 5.88%, 11/1/2034	81,000	81,226
Series BKNT, 7.00%, 1/15/2039	331,000	365,593
HSBC Holdings PLC:
5.25%, 3/14/2044	555,000	489,926
6.10%, 1/14/2042	312,000	334,015
6.50%, 5/2/2036	270,000	273,070
6.50%, 9/15/2037	442,000	435,889
6.80%, 6/1/2038	282,000	288,046
7.63%, 5/17/2032	97,000	103,364
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	632,000	667,234
JPMorgan Chase & Co.:
4.85%, 2/1/2044	178,000	171,136
4.95%, 6/1/2045	648,000	613,559
5.40%, 1/6/2042	380,000	390,473
5.50%, 10/15/2040	181,000	186,892
5.60%, 7/15/2041	487,000	508,131
5.63%, 8/16/2043	486,000	501,003
6.40%, 5/15/2038	816,000	929,824

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	$427,000	$349,606
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	858,000	755,452
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	1,027,000	851,260
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	484,000	407,194
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	531,000	463,473
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	20,000	15,222
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	580,000	405,942
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,131,000	828,650
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	620,000	439,289
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	490,000	374,110
Lloyds Banking Group PLC:
4.34%, 1/9/2048	291,000	225,574
5.30%, 12/1/2045	349,000	311,329
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (c)	364,600	244,231
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	445,000	379,180
4.15%, 3/7/2039 (b)	114,000	101,337
4.29%, 7/26/2038 (b)	67,000	60,537
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	45,000	36,333
Mizuho Financial Group, Inc. 1 year CMT + 1.80%, 5.75%, 5/27/2034 (c)	191,000	195,028
Morgan Stanley:
4.30%, 1/27/2045	676,000	592,845
4.38%, 1/22/2047	607,000	543,945
6.38%, 7/24/2042	426,000	478,334
7.25%, 4/1/2032	116,000	135,597
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	412,000	378,080
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	582,000	513,109
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	581,000	448,613
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	529,000	559,095
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	$639,000	$421,964
Regions Bank Series BKNT, 6.45%, 6/26/2037	99,000	100,904
Regions Financial Corp. 7.38%, 12/10/2037	129,000	137,886
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (b)	138,000	89,625
2.93%, 9/17/2041 (b)	245,000	171,549
3.05%, 1/14/2042 (b)	112,000	80,700
Wachovia Corp. 5.50%, 8/1/2035	270,000	270,821
Wells Fargo & Co.:
3.90%, 5/1/2045	544,000	439,721
5.38%, 2/7/2035	97,000	97,702
5.38%, 11/2/2043	600,000	574,266
5.61%, 1/15/2044	662,400	646,072
5.95%, 12/1/2086	190,000	190,585
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,241,000	924,892
Series GMTN, 4.90%, 11/17/2045	406,000	361,214
Series MTN, 4.40%, 6/14/2046	592,000	488,163
Series MTN, 4.65%, 11/4/2044	551,000	475,844
Series MTN, 4.75%, 12/7/2046	500,000	434,195
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,055,000	935,637
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,809,000	1,702,251
Wells Fargo Bank NA:
5.95%, 8/26/2036	168,000	176,734
Series BKNT, 5.85%, 2/1/2037	299,000	312,344
Series BKNT, 6.60%, 1/15/2038	271,000	303,268
Westpac Banking Corp.:
2.96%, 11/16/2040	271,000	184,345
3.13%, 11/18/2041	289,000	198,346
4.42%, 7/24/2039	284,000	238,543
		50,282,996
BEVERAGES — 2.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,545,000	1,534,571
4.90%, 2/1/2046	2,816,000	2,751,485
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	241,000	227,099
4.70%, 2/1/2036	135,000	133,576
4.90%, 2/1/2046	405,000	395,685

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	$20,000	$17,061
4.35%, 6/1/2040	333,000	309,936
4.38%, 4/15/2038	220,000	208,685
4.44%, 10/6/2048	467,000	429,981
4.60%, 4/15/2048	687,000	650,747
4.60%, 6/1/2060	150,000	139,534
4.75%, 4/15/2058	191,000	180,365
4.95%, 1/15/2042	441,000	435,933
5.45%, 1/23/2039	601,000	630,972
5.55%, 1/23/2049	1,191,000	1,286,018
5.80%, 1/23/2059	496,000	544,553
5.88%, 6/15/2035	99,000	107,773
8.00%, 11/15/2039	75,000	96,461
8.20%, 1/15/2039	547,000	714,284
Brown-Forman Corp.:
4.00%, 4/15/2038	134,000	122,418
4.50%, 7/15/2045	201,000	185,726
Coca-Cola Co.:
2.50%, 6/1/2040	250,000	191,855
2.50%, 3/15/2051	466,000	327,225
2.60%, 6/1/2050	301,000	214,649
2.75%, 6/1/2060 (b)	148,000	104,985
2.88%, 5/5/2041	486,000	388,567
3.00%, 3/5/2051	467,000	362,060
4.20%, 3/25/2050	102,000	97,906
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	100,000	78,133
5.25%, 11/26/2043	191,000	193,632
Constellation Brands, Inc.:
3.75%, 5/1/2050	133,000	105,083
4.10%, 2/15/2048	180,000	148,788
4.50%, 5/9/2047	224,000	196,271
5.25%, 11/15/2048	232,000	224,660
Diageo Capital PLC:
3.88%, 4/29/2043	106,000	92,271
5.88%, 9/30/2036	252,000	276,278
Diageo Investment Corp.:
4.25%, 5/11/2042	178,000	168,920
7.45%, 4/15/2035	115,000	142,445
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	95,000	68,998
3.80%, 5/1/2050	193,000	153,730
4.42%, 12/15/2046	20,000	17,490
4.50%, 4/15/2052	460,000	408,876
5.09%, 5/25/2048	184,000	176,706
Molson Coors Beverage Co.:
4.20%, 7/15/2046	509,000	416,820
5.00%, 5/1/2042	370,682	348,363
PepsiCo, Inc.:
2.63%, 10/21/2041	405,000	313,162
2.75%, 10/21/2051	282,000	206,912
2.88%, 10/15/2049	209,000	159,250
3.38%, 7/29/2049	93,000	77,144
Security Description	Principal Amount	Value
3.45%, 10/6/2046	$261,000	$223,249
3.50%, 3/19/2040	214,000	184,265
3.60%, 8/13/2042	197,000	172,653
3.63%, 3/19/2050	155,000	134,559
3.88%, 3/19/2060	137,000	121,586
4.00%, 3/5/2042	172,000	158,978
4.00%, 5/2/2047	92,000	86,892
4.20%, 7/18/2052	17,000	16,186
4.25%, 10/22/2044	134,000	124,911
4.45%, 4/14/2046	237,000	235,542
4.65%, 2/15/2053	119,000	121,924
4.88%, 11/1/2040	97,000	103,927
5.50%, 1/15/2040	90,000	98,984
		18,547,698
BIOTECHNOLOGY — 2.0%
Amgen, Inc.:
2.77%, 9/1/2053	393,000	251,253
2.80%, 8/15/2041	236,000	172,714
3.00%, 1/15/2052	477,000	327,465
3.15%, 2/21/2040	598,000	469,023
3.38%, 2/21/2050	577,000	432,075
4.20%, 2/22/2052	304,000	258,166
4.40%, 5/1/2045	607,000	535,004
4.40%, 2/22/2062	53,000	44,739
4.56%, 6/15/2048	207,000	187,590
4.66%, 6/15/2051	1,013,000	921,688
4.88%, 3/1/2053	413,000	386,927
4.95%, 10/1/2041	162,000	154,469
5.15%, 11/15/2041	210,000	204,387
5.60%, 3/2/2043	883,000	910,479
5.65%, 6/15/2042	136,000	140,814
5.65%, 3/2/2053	1,260,000	1,311,332
5.75%, 3/15/2040	119,000	122,664
5.75%, 3/2/2063	783,000	812,339
6.38%, 6/1/2037	111,000	123,333
6.40%, 2/1/2039	54,000	59,152
Baxalta, Inc. 5.25%, 6/23/2045	107,000	105,267
Biogen, Inc.:
3.15%, 5/1/2050	496,000	345,891
3.25%, 2/15/2051 (b)	161,000	113,552
5.20%, 9/15/2045	317,000	322,566
Gilead Sciences, Inc.:
2.60%, 10/1/2040	217,000	159,899
2.80%, 10/1/2050	713,000	492,918
4.00%, 9/1/2036	169,000	156,489
4.15%, 3/1/2047	397,000	348,745
4.50%, 2/1/2045	555,000	516,661
4.60%, 9/1/2035	179,000	177,425
4.75%, 3/1/2046	473,000	454,444
4.80%, 4/1/2044	611,000	592,303
5.65%, 12/1/2041	445,000	480,662
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	322,000	214,864

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Royalty Pharma PLC:
2.15%, 9/2/2031	$21,000	$16,623
3.30%, 9/2/2040	282,000	205,045
3.35%, 9/2/2051	199,000	130,166
3.55%, 9/2/2050	278,000	191,361
		12,850,494
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	342,000	271,603
3.58%, 4/5/2050	835,000	632,112
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052 (b)	161,000	124,471
Johnson Controls International PLC:
4.50%, 2/15/2047	175,000	153,988
4.63%, 7/2/2044	143,000	131,207
4.95%, 7/2/2064 (d)	154,000	138,952
5.13%, 9/14/2045	121,000	117,014
6.00%, 1/15/2036	143,000	152,371
Lafarge SA 7.13%, 7/15/2036	105,000	115,002
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	263,000	185,936
4.25%, 12/15/2047	214,000	181,887
Masco Corp.:
3.13%, 2/15/2051	150,000	98,971
4.50%, 5/15/2047	154,000	127,903
Owens Corning:
4.30%, 7/15/2047	194,000	160,048
4.40%, 1/30/2048	249,000	208,276
7.00%, 12/1/2036	81,000	90,413
Vulcan Materials Co.:
4.50%, 6/15/2047	191,000	169,908
4.70%, 3/1/2048	140,000	127,824
		3,187,886
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	255,000	194,851
2.80%, 5/15/2050	308,000	221,344
Albemarle Corp.:
5.45%, 12/1/2044	156,000	149,055
5.65%, 6/1/2052	173,000	165,412
CF Industries, Inc.:
4.95%, 6/1/2043	348,000	297,756
5.38%, 3/15/2044	304,000	274,634
Dow Chemical Co.:
3.60%, 11/15/2050	20,000	14,957
4.38%, 11/15/2042	407,000	352,747
4.63%, 10/1/2044	160,000	142,941
4.80%, 5/15/2049	311,000	275,823
5.25%, 11/15/2041	398,000	386,474
5.55%, 11/30/2048	199,000	196,019
6.90%, 5/15/2053	219,000	253,462
Security Description	Principal Amount	Value
7.38%, 11/1/2029	$22,000	$25,113
9.40%, 5/15/2039	115,000	154,180
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	411,000	413,840
5.42%, 11/15/2048	696,000	696,362
Eastman Chemical Co.:
4.65%, 10/15/2044	354,000	306,667
4.80%, 9/1/2042	177,000	158,473
Ecolab, Inc.:
2.13%, 2/1/2032 (b)	100,000	83,541
2.13%, 8/15/2050 (b)	116,000	69,875
2.70%, 12/15/2051	175,000	116,235
2.75%, 8/18/2055	191,000	122,349
3.95%, 12/1/2047	137,000	118,230
5.50%, 12/8/2041	176,000	185,270
FMC Corp. 4.50%, 10/1/2049	164,000	137,056
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	138,000	108,128
5.00%, 9/26/2048	260,000	221,889
Linde, Inc. 2.00%, 8/10/2050	196,000	116,283
Lubrizol Corp. 6.50%, 10/1/2034	116,000	139,302
LYB International Finance BV:
4.88%, 3/15/2044	316,000	279,625
5.25%, 7/15/2043	122,000	112,266
LYB International Finance III LLC:
3.38%, 10/1/2040	101,000	74,808
3.63%, 4/1/2051	267,000	189,824
3.80%, 10/1/2060	316,000	217,313
4.20%, 10/15/2049	228,000	178,196
4.20%, 5/1/2050	514,000	403,115
LyondellBasell Industries NV 4.63%, 2/26/2055	298,000	243,484
Mosaic Co.:
4.88%, 11/15/2041	163,000	146,196
5.45%, 11/15/2033	102,000	102,565
5.63%, 11/15/2043	121,000	117,847
Nutrien Ltd.:
3.95%, 5/13/2050	20,000	15,892
4.13%, 3/15/2035	161,000	144,415
4.90%, 6/1/2043	184,000	169,534
5.00%, 4/1/2049	221,000	204,986
5.25%, 1/15/2045	155,000	147,946
5.63%, 12/1/2040	163,000	162,588
5.80%, 3/27/2053	135,000	139,201
5.88%, 12/1/2036	142,000	148,230
6.13%, 1/15/2041	136,000	142,547
RPM International, Inc.:
4.25%, 1/15/2048	99,000	76,720
5.25%, 6/1/2045	189,000	172,447
Sherwin-Williams Co.:
2.90%, 3/15/2052	138,000	88,722

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 5/15/2050	$227,000	$160,804
4.50%, 6/1/2047	448,000	395,821
4.55%, 8/1/2045	113,000	99,208
Westlake Corp.:
2.88%, 8/15/2041	100,000	67,634
3.13%, 8/15/2051	164,000	104,652
3.38%, 8/15/2061	145,000	89,711
4.38%, 11/15/2047	131,000	105,113
5.00%, 8/15/2046	223,000	194,099
		10,993,777
COMMERCIAL SERVICES — 1.6%
American University Series 2019, 3.67%, 4/1/2049	179,000	145,072
California Endowment Series 2021, 2.50%, 4/1/2051	185,000	122,043
California Institute of Technology:
3.65%, 9/1/2119	121,000	85,131
4.32%, 8/1/2045	140,000	130,900
4.70%, 11/1/2111	108,000	100,181
Claremont Mckenna College 3.78%, 1/1/2122	136,000	94,515
Duke University:
Series 2020, 2.68%, 10/1/2044	223,000	168,755
Series 2020, 2.83%, 10/1/2055	184,000	129,558
Emory University Series 2020, 2.97%, 9/1/2050	173,000	126,546
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	104,000	68,750
Series 2020, 2.82%, 6/1/2070	373,000	232,047
George Washington University:
Series 2015, 4.87%, 9/15/2045	174,000	168,803
Series 2014, 4.30%, 9/15/2044	171,000	152,701
Series 2018, 4.13%, 9/15/2048	144,000	128,691
Georgetown University:
Series 20A, 2.94%, 4/1/2050	105,000	71,363
Series A, 5.22%, 10/1/2118	115,000	106,579
Series B, 4.32%, 4/1/2049	98,000	84,281
Global Payments, Inc.:
4.15%, 8/15/2049	344,000	257,033
5.95%, 8/15/2052	187,000	178,557
Howard University Series 22A, 5.21%, 10/1/2052	137,000	114,224
Security Description	Principal Amount	Value
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	$101,000	$89,821
Series A, 2.81%, 1/1/2060	113,000	74,786
Leland Stanford Junior University:
2.41%, 6/1/2050	256,000	171,594
3.65%, 5/1/2048	98,000	84,895
Massachusetts Institute of Technology:
3.07%, 4/1/2052	134,000	104,655
3.89%, 7/1/2116	180,000	141,822
3.96%, 7/1/2038	11,000	10,458
4.68%, 7/1/2114	194,000	182,152
5.60%, 7/1/2111	212,000	236,785
Series F, 2.99%, 7/1/2050	250,000	190,473
Series G, 2.29%, 7/1/2051	103,000	67,276
Moody's Corp.:
2.75%, 8/19/2041	195,000	139,961
3.10%, 11/29/2061	271,000	178,936
3.25%, 5/20/2050	136,000	99,188
3.75%, 2/25/2052	87,000	69,295
4.88%, 12/17/2048	81,000	75,827
5.25%, 7/15/2044	169,000	166,619
Northeastern University Series 2020, 2.89%, 10/1/2050	102,000	71,626
Northwestern University:
4.64%, 12/1/2044	103,000	101,619
Series 2017, 3.66%, 12/1/2057	127,000	103,199
Series 2020, 2.64%, 12/1/2050	155,000	108,091
PayPal Holdings, Inc.:
3.25%, 6/1/2050	425,000	310,692
5.05%, 6/1/2052 (b)	361,000	347,213
5.25%, 6/1/2062	190,000	183,855
President & Fellows of Harvard College:
2.52%, 10/15/2050	128,000	87,937
3.15%, 7/15/2046	124,000	98,529
3.30%, 7/15/2056	140,000	110,450
4.88%, 10/15/2040 (b)	107,000	111,629
Quanta Services, Inc. 3.05%, 10/1/2041	215,000	149,889
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	244,000	161,079
S&P Global, Inc.:
2.30%, 8/15/2060	211,000	122,163
3.25%, 12/1/2049	58,000	43,924
3.70%, 3/1/2052 (b)	284,000	233,349
3.90%, 3/1/2062	246,000	204,552
Thomas Jefferson University 3.85%, 11/1/2057	350,000	262,588

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Trustees of Boston College 3.13%, 7/1/2052	$128,000	$93,830
Trustees of Princeton University:
5.70%, 3/1/2039	111,000	124,781
Series 2020, 2.52%, 7/1/2050	199,000	141,248
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	141,000	101,127
4.67%, 9/1/2112	107,000	98,023
University of Chicago:
3.00%, 10/1/2052	131,000	96,506
4.00%, 10/1/2053	179,000	154,423
Series 20B, 2.76%, 4/1/2045	127,000	98,637
Series C, 2.55%, 4/1/2050	115,000	80,600
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	154,000	128,744
Series 2017, 3.39%, 2/15/2048	185,000	153,604
University of Southern California:
2.81%, 10/1/2050	120,000	83,869
3.03%, 10/1/2039	134,000	110,167
5.25%, 10/1/2111 (b)	69,000	71,762
Series 2017, 3.84%, 10/1/2047	129,000	114,179
Series 21A, 2.95%, 10/1/2051	169,000	120,783
Series A, 3.23%, 10/1/2120	148,000	92,007
Verisk Analytics, Inc.:
3.63%, 5/15/2050	147,000	106,951
5.50%, 6/15/2045	90,000	87,847
5.75%, 4/1/2033	226,000	237,293
Washington University 4.35%, 4/15/2122	101,000	84,851
William Marsh Rice University:
3.57%, 5/15/2045	38,000	33,016
3.77%, 5/15/2055	133,000	114,235
Yale University Series 2020, 2.40%, 4/15/2050 (b)	209,000	141,021
		10,232,161
COMPUTERS — 2.3%
Apple, Inc.:
1.70%, 8/5/2031 (b)	98,000	81,501
2.38%, 2/8/2041	471,000	352,916
2.40%, 8/20/2050 (b)	378,000	252,742
2.55%, 8/20/2060	455,000	301,601
2.65%, 5/11/2050	772,000	545,681
2.65%, 2/8/2051	990,000	694,247
2.70%, 8/5/2051	465,000	327,467
2.80%, 2/8/2061	649,000	442,066
2.85%, 8/5/2061	391,000	269,626
Security Description	Principal Amount	Value
2.95%, 9/11/2049	$565,000	$426,987
3.45%, 2/9/2045	644,000	553,157
3.75%, 9/12/2047	366,000	319,844
3.75%, 11/13/2047	380,000	332,451
3.85%, 5/4/2043	963,000	877,206
3.85%, 8/4/2046	533,000	475,345
3.95%, 8/8/2052	628,000	562,920
4.10%, 8/8/2062	512,000	456,868
4.38%, 5/13/2045	656,000	636,484
4.45%, 5/6/2044 (b)	191,000	191,088
4.50%, 2/23/2036 (b)	232,000	239,728
4.65%, 2/23/2046	1,279,000	1,283,182
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	337,000	235,792
3.45%, 12/15/2051 (e)	244,000	158,920
8.10%, 7/15/2036	423,000	491,742
8.35%, 7/15/2046	157,000	191,008
Dell, Inc. 6.50%, 4/15/2038	128,000	129,429
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	104,034
6.35%, 10/15/2045	529,000	556,344
HP, Inc.:
5.50%, 1/15/2033 (b)	134,000	132,769
6.00%, 9/15/2041 (b)	325,000	332,826
International Business Machines Corp.:
2.85%, 5/15/2040	196,000	144,170
2.95%, 5/15/2050	132,000	89,334
3.43%, 2/9/2052	182,000	132,529
4.00%, 6/20/2042	239,200	204,035
4.15%, 5/15/2039	661,000	585,672
4.25%, 5/15/2049	745,300	638,431
4.70%, 2/19/2046	167,000	151,788
4.90%, 7/27/2052	282,000	263,808
5.10%, 2/6/2053	183,000	174,873
5.60%, 11/30/2039	129,000	133,256
5.88%, 11/29/2032 (b)	99,000	108,030
6.50%, 1/15/2028	30,000	32,689
7.13%, 12/1/2096	122,000	159,550
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	226,000	151,187
		14,925,323
COSMETICS/PERSONAL CARE — 0.3%
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	119,000	91,475
4.15%, 3/15/2047 (b)	143,000	130,788
4.38%, 6/15/2045 (b)	237,000	221,588
6.00%, 5/15/2037	71,000	80,258
Haleon U.S. Capital LLC 4.00%, 3/24/2052	253,000	209,820
Kenvue, Inc.:
5.05%, 3/22/2053 (e)	306,000	315,562
5.10%, 3/22/2043 (e)	130,000	134,126

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Procter & Gamble Co.:
3.50%, 10/25/2047	$102,000	$87,537
3.55%, 3/25/2040	245,000	219,241
3.60%, 3/25/2050	143,000	124,213
5.55%, 3/5/2037	181,000	206,107
5.80%, 8/15/2034	70,000	79,428
Unilever Capital Corp.:
5.90%, 11/15/2032	127,000	142,258
Series 30Y, 2.63%, 8/12/2051	109,000	75,367
		2,117,768
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	142,000	117,487
4.20%, 5/15/2047	198,000	175,772
4.60%, 6/15/2045	233,000	222,517
		515,776
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	229,000	185,034
3.85%, 10/29/2041	611,000	464,824
Ally Financial, Inc. 8.00%, 11/1/2031	220,000	230,149
American Express Co. 4.05%, 12/3/2042 (b)	276,000	254,707
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	259,000	175,732
Brookfield Finance, Inc.:
3.50%, 3/30/2051	237,000	158,164
3.63%, 2/15/2052	195,000	132,485
4.70%, 9/20/2047	248,000	214,327
CI Financial Corp. 4.10%, 6/15/2051	357,000	215,350
CME Group, Inc.:
4.15%, 6/15/2048	197,000	181,547
5.30%, 9/15/2043	257,000	271,981
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	127,530
Franklin Resources, Inc. 2.95%, 8/12/2051	286,000	185,871
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	135,000	106,398
2.65%, 9/15/2040	197,000	142,931
3.00%, 6/15/2050	512,000	361,559
3.00%, 9/15/2060	283,000	185,351
4.25%, 9/21/2048	209,000	182,549
4.95%, 6/15/2052	713,000	694,205
5.20%, 6/15/2062	111,000	111,731
Invesco Finance PLC 5.38%, 11/30/2043	95,000	93,984
Security Description	Principal Amount	Value
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	$116,000	$90,582
6.25%, 1/15/2036	110,000	113,058
6.50%, 1/20/2043	130,000	132,028
Legg Mason, Inc. 5.63%, 1/15/2044	67,000	67,207
Mastercard, Inc.:
2.95%, 3/15/2051	201,000	151,323
3.65%, 6/1/2049	363,000	310,242
3.80%, 11/21/2046 (b)	110,000	95,920
3.85%, 3/26/2050	443,000	393,605
3.95%, 2/26/2048	151,000	136,151
Nasdaq, Inc.:
2.50%, 12/21/2040	260,000	171,207
3.25%, 4/28/2050	301,000	206,892
3.95%, 3/7/2052	140,000	108,541
Raymond James Financial, Inc.:
3.75%, 4/1/2051	210,000	156,532
4.95%, 7/15/2046	227,000	206,111
Visa, Inc.:
2.00%, 8/15/2050	676,000	426,914
2.70%, 4/15/2040	150,478	119,004
3.65%, 9/15/2047	179,000	156,734
4.15%, 12/14/2035	248,000	244,268
4.30%, 12/14/2045	1,218,000	1,173,969
Western Union Co. 6.20%, 11/17/2036 (b)	230,000	229,632
		9,366,329
ELECTRIC — 11.9%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	81,284
5.25%, 5/15/2052	148,000	144,355
Series G, 4.15%, 5/1/2049	100,000	82,892
AEP Transmission Co. LLC:
3.15%, 9/15/2049	126,000	91,605
3.75%, 12/1/2047	133,000	109,788
3.80%, 6/15/2049	131,000	108,237
4.00%, 12/1/2046	129,000	110,118
4.25%, 9/15/2048	103,000	90,473
5.40%, 3/15/2053	90,000	93,742
Series M, 3.65%, 4/1/2050	50,000	39,697
Series N, 2.75%, 8/15/2051	77,000	50,913
Series O, 4.50%, 6/15/2052	134,000	122,539
Alabama Power Co.:
3.00%, 3/15/2052	257,000	176,798
3.13%, 7/15/2051	188,000	132,969
3.45%, 10/1/2049	320,000	239,997
3.75%, 3/1/2045	232,000	186,941
3.85%, 12/1/2042	124,000	103,750
4.15%, 8/15/2044	202,000	172,841
4.30%, 1/2/2046	172,000	149,236
6.00%, 3/1/2039	137,000	146,471
6.13%, 5/15/2038	115,000	123,979
Series A, 4.30%, 7/15/2048	162,000	140,320
Series B, 3.70%, 12/1/2047	208,000	165,281

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ameren Illinois Co.:
2.90%, 6/15/2051	$80,000	$54,924
3.70%, 12/1/2047	234,000	192,297
4.15%, 3/15/2046	154,000	132,634
4.50%, 3/15/2049	20,000	18,641
5.90%, 12/1/2052	134,000	149,888
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	80,132
Appalachian Power Co.:
4.40%, 5/15/2044	112,000	96,378
4.45%, 6/1/2045	124,000	105,908
7.00%, 4/1/2038	931,000	1,078,396
Series Y, 4.50%, 3/1/2049	40,000	34,522
Series Z, 3.70%, 5/1/2050	136,000	104,485
Arizona Public Service Co.:
3.35%, 5/15/2050	129,000	91,042
3.50%, 12/1/2049	122,000	88,018
3.75%, 5/15/2046	112,000	85,749
4.20%, 8/15/2048	109,000	88,532
4.25%, 3/1/2049	91,000	74,516
4.35%, 11/15/2045	135,000	111,677
4.50%, 4/1/2042	332,000	290,314
5.05%, 9/1/2041	37,000	34,289
Avista Corp.:
4.00%, 4/1/2052	134,000	113,321
4.35%, 6/1/2048	167,000	149,495
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	190,000	140,499
3.50%, 8/15/2046	164,000	126,511
4.25%, 9/15/2048	105,000	91,088
4.55%, 6/1/2052	248,000	225,868
6.35%, 10/1/2036	87,000	97,045
3.75%, 8/15/2047	122,000	98,304
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	261,000	179,359
3.80%, 7/15/2048	277,000	223,725
4.25%, 10/15/2050	255,000	219,978
4.45%, 1/15/2049	202,000	181,366
4.50%, 2/1/2045	270,000	241,588
4.60%, 5/1/2053	219,000	200,249
5.15%, 11/15/2043	219,000	215,728
5.95%, 5/15/2037	137,000	147,878
6.13%, 4/1/2036	384,000	423,487
Black Hills Corp.:
3.88%, 10/15/2049	123,000	92,597
4.20%, 9/15/2046	128,000	102,190
4.35%, 5/1/2033	116,000	106,533
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	150,000	123,054
3.95%, 3/1/2048	192,000	162,056
5.30%, 4/1/2053	50,000	51,598
Series AJ, COR, 4.85%, 10/1/2052	306,000	297,756
Security Description	Principal Amount	Value
Series AC, 4.25%, 2/1/2049	$187,000	$166,221
Series AD, 2.90%, 7/1/2050	135,000	93,789
Series AF, 3.35%, 4/1/2051	284,000	215,880
Series AH, 3.60%, 3/1/2052	158,000	125,430
CenterPoint Energy, Inc. 3.70%, 9/1/2049	145,000	110,719
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	171,000	149,516
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	62,000	63,589
CMS Energy Corp. 4.88%, 3/1/2044	137,000	125,728
Commonwealth Edison Co.:
3.00%, 3/1/2050	146,000	103,296
3.65%, 6/15/2046	198,000	156,376
3.80%, 10/1/2042	117,000	98,705
4.00%, 3/1/2048	284,000	241,630
4.00%, 3/1/2049	209,000	175,194
4.35%, 11/15/2045	198,000	174,602
4.60%, 8/15/2043	168,000	156,655
4.70%, 1/15/2044	100,000	94,163
4.90%, 2/1/2033 (b)	29,000	29,632
6.45%, 1/15/2038	132,000	152,859
COR, 5.30%, 2/1/2053	251,000	259,722
Series 103, 5.90%, 3/15/2036	118,000	126,740
Series 123, 3.75%, 8/15/2047	174,000	141,805
Series 127, 3.20%, 11/15/2049	183,000	133,837
Series 130, 3.13%, 3/15/2051	305,000	219,082
Series 131, 2.75%, 9/1/2051 (b)	171,000	113,614
Series 133, 3.85%, 3/15/2052	181,000	147,920
Connecticut Light & Power Co.:
4.00%, 4/1/2048	334,000	287,581
4.30%, 4/15/2044	60,000	53,410
5.25%, 1/15/2053	136,000	140,393
Series A, 4.15%, 6/1/2045	105,000	90,391
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	135,000	97,187
3.60%, 6/15/2061	124,000	93,766
3.70%, 11/15/2059	50,000	37,556
3.85%, 6/15/2046	40,000	32,309
3.95%, 3/1/2043	196,000	164,877
4.45%, 3/15/2044	257,000	229,755
4.50%, 12/1/2045	193,000	172,874
4.50%, 5/15/2058	134,000	115,970
4.63%, 12/1/2054	198,000	176,697
5.70%, 6/15/2040	133,000	136,955
6.15%, 11/15/2052	220,000	247,830

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 05-A, 5.30%, 3/1/2035	$98,000	$99,537
Series 06-A, 5.85%, 3/15/2036	1,198,000	1,261,266
Series 07-A, 6.30%, 8/15/2037	122,000	136,048
Series 08-B, 6.75%, 4/1/2038	137,000	158,002
Series 09-C, 5.50%, 12/1/2039	219,000	221,429
Series 12-A, 4.20%, 3/15/2042	116,000	101,023
Series 2017, 3.88%, 6/15/2047	128,000	104,352
Series 20B, 3.95%, 4/1/2050	136,000	113,094
Series A, 4.13%, 5/15/2049	138,000	116,625
Series C, 3.00%, 12/1/2060	80,000	52,498
Series C, 4.00%, 11/15/2057	104,000	84,040
Series C, 4.30%, 12/1/2056	153,000	128,465
Series E, 4.65%, 12/1/2048	135,000	123,194
Constellation Energy Generation LLC:
5.60%, 6/15/2042	265,000	261,184
5.75%, 10/1/2041	274,000	270,701
6.25%, 10/1/2039	229,000	242,035
Consumers Energy Co.:
2.50%, 5/1/2060	110,000	64,369
3.10%, 8/15/2050	285,000	205,166
3.25%, 8/15/2046	125,000	93,161
3.95%, 5/15/2043	91,000	77,812
4.05%, 5/15/2048	301,000	257,334
4.20%, 9/1/2052	218,000	191,123
4.35%, 4/15/2049	170,000	154,394
4.63%, 5/15/2033	265,000	264,327
Dayton Power & Light Co. 3.95%, 6/15/2049	193,000	153,732
Delmarva Power & Light Co. 4.15%, 5/15/2045	108,000	91,662
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	160,000	147,690
5.10%, 6/1/2065	134,000	134,084
5.30%, 5/15/2033	74,000	77,408
5.45%, 2/1/2041	128,000	130,510
6.05%, 1/15/2038	112,000	123,435
6.63%, 2/1/2032	36,000	40,630
Dominion Energy, Inc.:
4.70%, 12/1/2044	137,000	122,234
7.00%, 6/15/2038	243,000	276,327
Series B, 3.30%, 4/15/2041	168,000	129,348
Series B, 4.85%, 8/15/2052	211,000	190,852
Series B, 5.95%, 6/15/2035	100,000	105,788
Series C, 4.05%, 9/15/2042	152,000	122,286
Series C, 4.90%, 8/1/2041	124,000	113,676
Series F, 5.25%, 8/1/2033	29,000	29,232
Security Description	Principal Amount	Value
DTE Electric Co.:
2.95%, 3/1/2050	$100,000	$70,290
3.70%, 3/15/2045	175,000	142,489
3.70%, 6/1/2046	112,000	89,217
3.75%, 8/15/2047	188,000	152,741
3.95%, 3/1/2049	132,000	111,052
4.30%, 7/1/2044	114,000	101,153
5.20%, 4/1/2033	241,000	248,900
5.40%, 4/1/2053	291,000	304,988
Series A, 4.00%, 4/1/2043	65,000	55,936
Series A, 4.05%, 5/15/2048	204,000	174,808
Series B, 3.25%, 4/1/2051	81,000	60,083
Series B, 3.65%, 3/1/2052	137,000	109,130
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	232,000	170,566
3.45%, 4/15/2051	186,000	140,927
3.55%, 3/15/2052	130,000	101,657
3.70%, 12/1/2047	164,000	131,175
3.75%, 6/1/2045	100,000	81,341
3.88%, 3/15/2046	169,000	138,261
3.95%, 3/15/2048	157,000	131,040
4.00%, 9/30/2042	223,000	190,834
4.25%, 12/15/2041	215,000	192,055
5.30%, 2/15/2040	241,000	248,138
5.35%, 1/15/2053	299,000	311,708
6.00%, 1/15/2038	173,000	186,641
6.05%, 4/15/2038	136,000	148,632
6.10%, 6/1/2037	125,000	135,495
6.45%, 10/15/2032 (b)	23,000	25,609
Duke Energy Corp.:
3.50%, 6/15/2051	225,000	165,209
3.75%, 9/1/2046	475,000	370,486
3.95%, 8/15/2047	205,000	162,383
4.20%, 6/15/2049	229,000	187,141
4.80%, 12/15/2045	175,000	162,188
5.00%, 8/15/2052	235,000	218,672
Duke Energy Florida LLC:
3.00%, 12/15/2051	38,000	26,663
3.40%, 10/1/2046	185,000	141,368
3.85%, 11/15/2042	175,000	147,096
4.20%, 7/15/2048	109,000	95,247
5.65%, 4/1/2040	125,000	130,831
5.95%, 11/15/2052	155,000	172,665
6.35%, 9/15/2037	130,000	145,137
6.40%, 6/15/2038	236,000	268,429
Duke Energy Indiana LLC:
2.75%, 4/1/2050	188,000	124,364
3.75%, 5/15/2046	139,000	110,889
5.40%, 4/1/2053	191,000	194,734
6.12%, 10/15/2035	69,000	74,299
6.35%, 8/15/2038	110,000	126,381
6.45%, 4/1/2039	107,000	119,283
Series WWW, 4.90%, 7/15/2043	120,000	116,554

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series YYY, 3.25%, 10/1/2049	$111,000	$81,263
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	132,000	101,079
4.30%, 2/1/2049	159,000	135,438
5.65%, 4/1/2053	60,000	62,923
Duke Energy Progress LLC:
2.50%, 8/15/2050	349,000	218,080
2.90%, 8/15/2051	15,000	10,229
3.60%, 9/15/2047	147,000	114,123
3.70%, 10/15/2046	149,000	117,893
4.00%, 4/1/2052	128,000	106,429
4.10%, 3/15/2043	125,000	108,085
4.15%, 12/1/2044	183,000	157,644
4.20%, 8/15/2045	178,000	153,157
4.38%, 3/30/2044	110,000	98,041
6.30%, 4/1/2038	128,000	143,608
COR, 5.35%, 3/15/2053	482,000	496,677
El Paso Electric Co.:
5.00%, 12/1/2044 (b)	117,000	107,009
6.00%, 5/15/2035	99,000	102,915
Emera U.S. Finance LP:
2.64%, 6/15/2031	26,000	20,913
4.75%, 6/15/2046	364,000	296,129
Entergy Arkansas LLC:
2.65%, 6/15/2051	151,000	97,517
3.35%, 6/15/2052	176,000	129,532
4.20%, 4/1/2049	135,000	115,764
Entergy Corp. 3.75%, 6/15/2050	258,000	195,327
Entergy Louisiana LLC:
2.90%, 3/15/2051	238,000	162,302
3.10%, 6/15/2041	151,000	117,088
4.20%, 9/1/2048	303,000	263,022
4.20%, 4/1/2050	129,000	110,067
4.75%, 9/15/2052	290,000	272,383
Entergy Mississippi LLC:
3.50%, 6/1/2051	120,000	90,005
3.85%, 6/1/2049	131,000	103,891
Entergy Texas, Inc.:
3.55%, 9/30/2049	135,000	102,468
4.50%, 3/30/2039	168,000	153,144
5.00%, 9/15/2052	132,000	128,540
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	116,000	83,884
3.45%, 4/15/2050	126,000	94,850
4.10%, 4/1/2043	132,000	116,011
4.13%, 3/1/2042	137,000	118,305
4.25%, 12/1/2045	132,000	113,095
5.70%, 3/15/2053	226,000	236,240
Evergy Metro, Inc.:
4.20%, 6/15/2047	91,000	77,219
4.20%, 3/15/2048	40,000	33,938
5.30%, 10/1/2041	159,000	157,796
Security Description	Principal Amount	Value
Series 2019, 4.13%, 4/1/2049	$134,000	$112,985
Series B, 6.05%, 11/15/2035	30,000	31,470
Eversource Energy 3.45%, 1/15/2050 (b)	133,000	101,553
Exelon Corp.:
4.10%, 3/15/2052	250,000	206,340
4.45%, 4/15/2046	187,000	161,403
4.70%, 4/15/2050	271,000	245,767
5.10%, 6/15/2045	134,000	126,840
5.60%, 3/15/2053	211,000	215,148
5.63%, 6/15/2035	98,000	102,343
4.95%, 6/15/2035	67,000	66,187
Florida Power & Light Co.:
2.88%, 12/4/2051	400,000	281,604
3.15%, 10/1/2049	174,000	130,954
3.70%, 12/1/2047	132,000	109,329
3.80%, 12/15/2042	134,000	113,998
3.95%, 3/1/2048	305,000	263,178
3.99%, 3/1/2049	196,000	169,750
4.05%, 6/1/2042	175,000	155,754
4.05%, 10/1/2044	100,000	88,087
4.13%, 2/1/2042	150,000	132,707
4.13%, 6/1/2048	184,000	161,574
5.10%, 4/1/2033 (b)	246,000	254,836
5.25%, 2/1/2041	141,000	145,599
5.30%, 4/1/2053	156,000	165,691
5.63%, 4/1/2034	97,000	104,531
5.65%, 2/1/2037	108,000	115,288
5.69%, 3/1/2040	155,000	167,101
5.95%, 2/1/2038	113,000	124,354
5.96%, 4/1/2039	154,000	170,517
Georgia Power Co.:
4.30%, 3/15/2042	370,000	326,429
4.30%, 3/15/2043	175,000	151,058
5.13%, 5/15/2052	239,000	233,642
Series 10-C, 4.75%, 9/1/2040	132,000	120,511
Iberdrola International BV 6.75%, 7/15/2036	140,000	159,452
Idaho Power Co.:
5.50%, 3/15/2053	191,000	198,588
Series K, 4.20%, 3/1/2048	178,000	153,322
Indiana Michigan Power Co.:
3.25%, 5/1/2051	132,000	93,016
4.25%, 8/15/2048	117,000	100,265
5.63%, 4/1/2053	141,000	146,929
Series H, 6.05%, 3/15/2037	78,000	84,687
Series K, 4.55%, 3/15/2046	113,000	99,823
Series L, 3.75%, 7/1/2047	94,000	73,241
Interstate Power & Light Co.:
3.10%, 11/30/2051	135,000	92,529
3.50%, 9/30/2049	141,000	105,540
3.70%, 9/15/2046	75,000	57,820
6.25%, 7/15/2039	129,000	138,954

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Jersey Central Power & Light Co. 6.15%, 6/1/2037	$21,000	$21,830
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	92,158	90,175
Kentucky Utilities Co.:
3.30%, 6/1/2050	185,000	133,783
4.38%, 10/1/2045	163,000	139,813
5.13%, 11/1/2040	254,000	247,952
Series KENT, 5.45%, 4/15/2033	141,000	146,359
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	180,000	155,326
Series LOU, 5.45%, 4/15/2033	141,000	146,031
MidAmerican Energy Co.:
2.70%, 8/1/2052	196,000	132,582
3.15%, 4/15/2050	262,000	192,877
3.65%, 8/1/2048	206,000	166,864
3.95%, 8/1/2047	144,000	123,399
4.25%, 5/1/2046	117,000	102,577
4.25%, 7/15/2049	220,000	196,808
4.80%, 9/15/2043	162,000	155,841
6.75%, 12/30/2031	43,000	49,462
Series MTN, 5.75%, 11/1/2035	50,000	53,716
Series MTN, 5.80%, 10/15/2036	110,000	120,827
Mississippi Power Co.:
Series 12-A, 4.25%, 3/15/2042	187,000	159,990
Series B, 3.10%, 7/30/2051	99,000	68,173
National Grid USA 5.80%, 4/1/2035	101,000	103,215
National Rural Utilities Cooperative Finance Corp.:
4.15%, 12/15/2032	53,000	50,406
4.30%, 3/15/2049	133,000	115,758
4.40%, 11/1/2048 (b)	100,000	87,742
5.80%, 1/15/2033	19,000	20,258
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	144,000	102,178
Series N, 6.65%, 4/1/2036	67,000	76,571
Series R, 6.75%, 7/1/2037	132,000	153,528
NextEra Energy Capital Holdings, Inc.:
3.00%, 1/15/2052	129,000	87,189
5.25%, 2/28/2053	345,000	340,305
Northern States Power Co.:
3.20%, 4/1/2052	149,000	109,660
3.40%, 8/15/2042	151,000	122,897
3.60%, 5/15/2046	126,000	100,033
3.60%, 9/15/2047	244,000	197,398
4.00%, 8/15/2045	136,000	116,842
4.50%, 6/1/2052	187,000	172,674
Security Description	Principal Amount	Value
5.35%, 11/1/2039	$130,000	$134,826
6.20%, 7/1/2037	124,000	137,277
6.25%, 6/1/2036	155,000	172,149
NorthWestern Corp. 4.18%, 11/15/2044	149,000	128,913
NSTAR Electric Co.:
3.10%, 6/1/2051	141,000	100,574
4.40%, 3/1/2044	98,000	90,013
4.55%, 6/1/2052	103,000	95,659
4.95%, 9/15/2052	155,000	153,737
5.50%, 3/15/2040	134,000	140,267
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	80,148
5.05%, 10/1/2048	121,000	110,293
5.25%, 9/1/2050	242,000	228,997
5.38%, 11/1/2040	137,000	130,120
5.95%, 11/1/2039	128,000	130,912
Ohio Edison Co. 6.88%, 7/15/2036	65,000	74,202
Ohio Power Co.:
4.00%, 6/1/2049	123,000	102,629
4.15%, 4/1/2048	114,000	98,007
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	89,938
4.15%, 4/1/2047	148,000	123,368
5.60%, 4/1/2053	391,000	401,659
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	300,000	244,464
3.80%, 9/30/2047	162,000	135,234
3.80%, 6/1/2049	137,000	113,909
4.10%, 11/15/2048	106,000	92,872
4.55%, 12/1/2041	65,000	61,578
4.60%, 6/1/2052	321,000	298,042
5.25%, 9/30/2040 (b)	159,000	160,584
5.30%, 6/1/2042	112,000	116,040
7.25%, 1/15/2033	31,000	37,081
7.50%, 9/1/2038	137,000	170,861
COR, 4.95%, 9/15/2052	180,000	178,099
3.10%, 9/15/2049	20,000	14,616
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	270,000	191,174
3.50%, 8/1/2050	391,000	258,177
3.75%, 8/15/2042 (b)	140,000	100,072
3.95%, 12/1/2047	420,000	299,061
4.00%, 12/1/2046	280,000	196,498
4.20%, 6/1/2041	244,000	192,401
4.30%, 3/15/2045	267,000	200,618
4.45%, 4/15/2042	136,000	106,661
4.50%, 7/1/2040	566,000	465,795
4.60%, 6/15/2043	135,000	105,577
4.75%, 2/15/2044	199,000	161,280
4.95%, 7/1/2050	857,000	705,757
5.25%, 3/1/2052	162,000	137,622
6.70%, 4/1/2053	165,000	169,905

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 1/15/2053	$325,000	$336,105
PacifiCorp:
2.90%, 6/15/2052	211,000	144,837
3.30%, 3/15/2051	384,000	284,110
4.10%, 2/1/2042	107,000	94,120
4.13%, 1/15/2049	197,000	168,843
4.15%, 2/15/2050	160,000	136,862
5.25%, 6/15/2035	109,000	112,902
5.35%, 12/1/2053	406,000	416,601
5.75%, 4/1/2037	166,000	176,911
6.00%, 1/15/2039	218,000	237,260
6.10%, 8/1/2036	115,000	124,727
6.25%, 10/15/2037	167,000	187,032
6.35%, 7/15/2038	100,000	114,519
7.70%, 11/15/2031	1,000	1,219
PECO Energy Co.:
2.80%, 6/15/2050	195,000	132,621
2.85%, 9/15/2051	50,000	34,188
3.00%, 9/15/2049	182,000	129,731
3.70%, 9/15/2047	77,000	62,580
3.90%, 3/1/2048	190,000	161,054
4.15%, 10/1/2044	25,000	21,767
4.38%, 8/15/2052	139,000	126,169
4.60%, 5/15/2052	168,000	156,988
Potomac Electric Power Co. 6.50%, 11/15/2037	119,000	136,846
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	138,000	118,851
4.13%, 6/15/2044	134,000	117,045
4.15%, 10/1/2045	106,000	92,898
4.15%, 6/15/2048	89,000	79,207
4.75%, 7/15/2043	90,000	85,037
5.00%, 5/15/2033	136,000	138,946
5.25%, 5/15/2053	166,000	171,928
6.25%, 5/15/2039 (b)	124,000	137,546
Progress Energy, Inc.:
6.00%, 12/1/2039	150,000	154,140
7.00%, 10/30/2031	22,000	24,456
7.75%, 3/1/2031	18,000	20,815
Public Service Co. of Colorado:
3.60%, 9/15/2042	230,000	188,825
4.05%, 9/15/2049	240,000	202,642
4.10%, 6/15/2048	80,000	68,543
4.30%, 3/15/2044	136,000	120,885
5.25%, 4/1/2053	175,000	178,364
6.50%, 8/1/2038	39,000	44,833
Series 39, 4.50%, 6/1/2052	134,000	123,792
Series 17, 6.25%, 9/1/2037	135,000	152,237
Series 34, 3.20%, 3/1/2050	40,000	29,613
Series 36, 2.70%, 1/15/2051	158,000	105,310
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	123,000	98,256
5.15%, 1/15/2053	151,000	153,333
Security Description	Principal Amount	Value
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	$107,000	$73,741
Public Service Electric & Gas Co.:
5.13%, 3/15/2053	186,000	190,418
Series MTN, 3.15%, 1/1/2050	133,000	99,074
Series MTN, 3.20%, 8/1/2049	132,000	99,444
Series MTN, 3.60%, 12/1/2047	143,000	114,383
Series MTN, 3.80%, 3/1/2046	224,000	184,518
Series MTN, 3.85%, 5/1/2049	162,000	136,214
Series MTN, 3.95%, 5/1/2042	196,000	169,156
Series MTN, 4.05%, 5/1/2048	141,000	123,094
Series MTN, 4.15%, 11/1/2045	53,000	45,071
Series MTN, 5.50%, 3/1/2040	125,000	130,929
Series MTN, 5.80%, 5/1/2037	51,000	55,179
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	65,341
3.25%, 9/15/2049	138,000	101,212
4.22%, 6/15/2048	213,000	184,328
4.30%, 5/20/2045	171,000	146,538
5.64%, 4/15/2041	110,000	112,830
5.76%, 10/1/2039	137,000	142,099
5.80%, 3/15/2040	95,000	98,550
6.27%, 3/15/2037	101,000	110,840
San Diego Gas & Electric Co.:
3.70%, 3/15/2052 (b)	240,000	193,898
4.15%, 5/15/2048	134,000	116,556
4.50%, 8/15/2040	116,000	107,975
6.00%, 6/1/2039	115,000	123,425
COR, 5.35%, 4/1/2053	181,000	186,432
Series RRR, 3.75%, 6/1/2047	169,000	137,588
Series TTT, 4.10%, 6/15/2049	96,000	81,476
Series UUU, 3.32%, 4/15/2050	139,000	103,000
Series WWW, 2.95%, 8/15/2051	330,000	229,759
Sempra Energy:
3.80%, 2/1/2038	234,000	201,860
4.00%, 2/1/2048	198,000	161,334
6.00%, 10/15/2039	207,000	217,785
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	466	436
Southern California Edison Co.:
3.45%, 2/1/2052	236,000	174,128

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 2/1/2050	$433,000	$333,795
4.00%, 4/1/2047	576,000	474,238
4.05%, 3/15/2042	140,000	116,194
4.50%, 9/1/2040	142,000	126,579
4.65%, 10/1/2043	50,000	45,402
5.50%, 3/15/2040	198,000	199,178
5.70%, 3/1/2053	206,000	215,000
6.05%, 3/15/2039	185,000	196,801
Series 04-G, 5.75%, 4/1/2035	115,000	121,193
Series 05-E, 5.35%, 7/15/2035	122,000	123,436
Series 06-E, 5.55%, 1/15/2037	94,000	96,300
Series 08-A, 5.95%, 2/1/2038	119,000	127,016
Series 13-A, 3.90%, 3/15/2043	114,000	92,834
Series 2004B, 6.00%, 1/15/2034	101,000	108,996
Series 2006A, 5.63%, 2/1/2036	110,000	113,375
Series 20A, 2.95%, 2/1/2051	165,000	110,575
Series B, 4.88%, 3/1/2049	217,000	201,139
Series C, 3.60%, 2/1/2045	170,000	127,342
Series C, 4.13%, 3/1/2048	398,000	329,098
Series E, 5.45%, 6/1/2052	118,000	118,348
Series H, 3.65%, 6/1/2051	170,000	130,968
Southern Co.:
4.25%, 7/1/2036	246,000	225,616
4.40%, 7/1/2046	491,000	427,533
Southern Power Co.:
5.15%, 9/15/2041	174,000	163,595
5.25%, 7/15/2043	50,000	47,000
Series F, 4.95%, 12/15/2046	131,000	116,993
Southwestern Electric Power Co.:
3.25%, 11/1/2051	245,000	170,422
6.20%, 3/15/2040	134,000	140,819
Series J, 3.90%, 4/1/2045	105,000	83,058
Series L, 3.85%, 2/1/2048	136,000	105,040
Southwestern Public Service Co.:
3.40%, 8/15/2046	125,000	92,465
3.70%, 8/15/2047	189,000	147,721
3.75%, 6/15/2049	97,000	76,258
4.50%, 8/15/2041	70,000	63,021
Series 6, 4.40%, 11/15/2048	111,000	97,036
Series 8, 3.15%, 5/1/2050	265,000	190,262
Tampa Electric Co.:
3.45%, 3/15/2051	90,000	66,631
3.63%, 6/15/2050	130,000	99,359
4.10%, 6/15/2042	122,000	104,273
4.30%, 6/15/2048	110,000	93,899
4.35%, 5/15/2044	91,000	78,678
4.45%, 6/15/2049	153,000	132,928
Security Description	Principal Amount	Value
5.00%, 7/15/2052 (b)	$135,000	$129,573
Toledo Edison Co. 6.15%, 5/15/2037	64,000	68,668
Tucson Electric Power Co.:
3.25%, 5/1/2051	57,000	39,812
4.00%, 6/15/2050	163,000	132,589
4.85%, 12/1/2048	132,000	120,608
Union Electric Co.:
2.63%, 3/15/2051	70,000	45,862
3.25%, 10/1/2049	100,000	72,861
3.65%, 4/15/2045	184,000	146,043
3.90%, 9/15/2042	132,000	111,225
3.90%, 4/1/2052	179,000	150,612
4.00%, 4/1/2048	307,000	255,062
5.30%, 8/1/2037	69,000	70,574
5.45%, 3/15/2053	226,000	235,919
8.45%, 3/15/2039	66,000	87,771
Virginia Electric & Power Co.:
2.45%, 12/15/2050	292,000	180,214
2.95%, 11/15/2051	162,000	110,926
3.30%, 12/1/2049	142,000	105,229
4.00%, 1/15/2043	241,000	203,532
4.45%, 2/15/2044	251,000	222,496
4.60%, 12/1/2048	220,000	199,531
5.45%, 4/1/2053	245,000	249,697
6.35%, 11/30/2037	199,000	221,875
8.88%, 11/15/2038	206,000	285,366
Series A, 6.00%, 5/15/2037	101,000	108,758
Series B, 3.80%, 9/15/2047	206,000	164,573
Series B, 4.20%, 5/15/2045	176,000	147,748
Series B, 6.00%, 1/15/2036	135,000	146,034
Series C, 4.00%, 11/15/2046	134,000	109,876
Series C, 4.63%, 5/15/2052	185,000	168,256
Series D, 4.65%, 8/15/2043	232,000	211,127
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	149,000	130,773
5.70%, 12/1/2036	102,000	106,724
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	97,000	74,473
6.38%, 8/15/2037	82,000	90,104
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	145,000	99,653
3.30%, 9/1/2049 (b)	135,000	100,655
3.67%, 12/1/2042	25,000	19,978
4.75%, 11/1/2044 (b)	107,000	99,027
Xcel Energy, Inc. 6.50%, 7/1/2036	62,000	67,561
		75,936,360
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	140,000	94,347
2.80%, 12/21/2051	233,000	159,321
5.25%, 11/15/2039	187,000	193,132

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 4/15/2039	$62,000	$66,859
		513,659
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 2.95%, 2/15/2032	103,000	86,216
Fortive Corp. 4.30%, 6/15/2046	133,000	107,665
Honeywell International, Inc.:
2.80%, 6/1/2050 (b)	110,000	82,345
3.81%, 11/21/2047	148,000	129,584
5.70%, 3/15/2036	100,000	110,692
5.70%, 3/15/2037	187,000	206,805
5.38%, 3/1/2041	103,000	109,185
TD SYNNEX Corp. 2.65%, 8/9/2031	11,000	8,620
Tyco Electronics Group SA 7.13%, 10/1/2037	134,000	158,816
		999,928
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042 (e)	1,323,000	1,106,226
5.14%, 3/15/2052 (e)	1,357,000	1,100,907
5.39%, 3/15/2062 (e)	2,143,000	1,732,080
		3,939,213
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	102,000	85,762
Republic Services, Inc.:
1.75%, 2/15/2032 (b)	115,000	92,228
3.05%, 3/1/2050	124,000	89,637
5.00%, 4/1/2034	156,000	158,597
5.70%, 5/15/2041	163,000	175,214
6.20%, 3/1/2040	136,000	150,397
Waste Connections, Inc.:
2.95%, 1/15/2052	239,000	165,699
3.05%, 4/1/2050	154,000	108,260
Waste Management, Inc.:
2.50%, 11/15/2050	94,000	60,536
2.95%, 6/1/2041	340,000	258,978
4.10%, 3/1/2045	123,000	109,261
4.15%, 7/15/2049	202,000	181,646
		1,636,215
FOOD — 1.7%
Campbell Soup Co.:
3.13%, 4/24/2050	127,000	89,879
4.80%, 3/15/2048	257,000	239,634
Conagra Brands, Inc.:
5.30%, 11/1/2038	330,000	323,812
5.40%, 11/1/2048	261,000	255,686
General Mills, Inc.:
3.00%, 2/1/2051 (b)	144,000	105,162
4.15%, 2/15/2043	135,000	121,040
4.70%, 4/17/2048	137,000	131,190
Security Description	Principal Amount	Value
5.40%, 6/15/2040	$59,000	$60,834
Hershey Co.:
2.65%, 6/1/2050	125,000	87,860
3.13%, 11/15/2049	198,000	150,654
3.38%, 8/15/2046	187,000	147,429
Hormel Foods Corp. 3.05%, 6/3/2051	135,000	98,628
Ingredion, Inc. 3.90%, 6/1/2050	77,000	58,733
J M Smucker Co.:
2.75%, 9/15/2041	30,000	21,943
3.55%, 3/15/2050 (b)	203,000	152,711
4.25%, 3/15/2035	276,000	259,197
4.38%, 3/15/2045	133,000	118,084
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
4.38%, 2/2/2052 (e)	290,000	210,015
5.75%, 4/1/2033 (e)	409,000	392,849
6.50%, 12/1/2052 (e)	562,000	538,711
Kellogg Co. 4.50%, 4/1/2046 (b)	238,000	219,100
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	31,000	32,288
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	790,000	688,327
4.63%, 10/1/2039	108,000	98,926
4.88%, 10/1/2049	431,000	398,817
5.00%, 7/15/2035	276,000	276,348
5.00%, 6/4/2042	339,000	324,335
5.20%, 7/15/2045	406,000	393,820
5.50%, 6/1/2050	260,000	263,237
6.50%, 2/9/2040	288,000	316,043
6.88%, 1/26/2039	281,000	318,351
Kroger Co.:
3.88%, 10/15/2046	194,000	152,713
3.95%, 1/15/2050 (b)	30,000	24,423
4.45%, 2/1/2047	361,000	317,929
4.65%, 1/15/2048	134,000	120,108
5.00%, 4/15/2042	40,000	37,460
5.15%, 8/1/2043	182,000	172,938
5.40%, 7/15/2040	156,000	153,379
5.40%, 1/15/2049	127,000	125,369
6.90%, 4/15/2038	189,000	215,498
McCormick & Co., Inc. 4.20%, 8/15/2047	164,000	140,988
Mondelez International, Inc.:
1.88%, 10/15/2032 (b)	99,000	79,201
2.63%, 9/4/2050	331,000	222,048
Sysco Corp.:
3.15%, 12/14/2051	257,000	179,563
3.30%, 2/15/2050	129,000	93,031
4.45%, 3/15/2048	241,000	208,908
4.50%, 4/1/2046	221,000	192,022
4.85%, 10/1/2045	65,000	59,503
5.38%, 9/21/2035	123,000	126,081

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.60%, 4/1/2040	$56,000	$61,950
6.60%, 4/1/2050	399,000	454,589
Tyson Foods, Inc.:
4.55%, 6/2/2047	386,000	334,207
4.88%, 8/15/2034	107,000	106,070
5.10%, 9/28/2048	263,000	247,015
5.15%, 8/15/2044	237,000	224,626
		10,943,262
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	118,000	103,099
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	99,814
8.88%, 5/15/2031	26,000	32,769
International Paper Co.:
4.35%, 8/15/2048	247,000	214,280
4.40%, 8/15/2047	167,000	145,078
4.80%, 6/15/2044	274,000	251,063
5.15%, 5/15/2046	159,000	151,033
6.00%, 11/15/2041	197,000	205,128
7.30%, 11/15/2039	120,000	137,681
		1,339,945
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052	98,000	66,588
3.38%, 9/15/2049	100,000	76,240
4.13%, 10/15/2044	158,000	137,378
4.13%, 3/15/2049	110,000	94,518
4.15%, 1/15/2043	88,000	78,250
4.30%, 10/1/2048	244,000	216,489
5.50%, 6/15/2041	107,000	108,067
5.75%, 10/15/2052	100,000	108,755
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	110,000	93,099
5.85%, 1/15/2041	91,000	95,554
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	74,517
NiSource, Inc.:
3.95%, 3/30/2048	224,000	182,549
4.38%, 5/15/2047	260,000	225,724
4.80%, 2/15/2044	164,000	151,674
5.00%, 6/15/2052	220,000	209,350
5.65%, 2/1/2045	217,000	225,580
5.95%, 6/15/2041	127,000	132,819
ONE Gas, Inc.:
4.50%, 11/1/2048	125,000	109,349
4.66%, 2/1/2044	64,000	59,205
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	141,000	99,484
3.64%, 11/1/2046	90,000	66,939
4.65%, 8/1/2043	116,000	103,285
Security Description	Principal Amount	Value
5.05%, 5/15/2052	$133,000	$123,834
Southern California Gas Co.:
3.75%, 9/15/2042	131,000	107,412
6.35%, 11/15/2052	134,000	154,290
Series MM, 5.13%, 11/15/2040	128,000	126,582
Series UU, 4.13%, 6/1/2048	123,000	102,124
Series VV, 4.30%, 1/15/2049	80,000	68,287
Series WW, 3.95%, 2/15/2050	70,000	55,826
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	131,000	102,532
4.40%, 6/1/2043	109,000	92,259
4.40%, 5/30/2047	127,000	108,509
5.88%, 3/15/2041	156,000	164,135
Series 21A, 3.15%, 9/30/2051	50,000	34,394
Southwest Gas Corp.:
3.18%, 8/15/2051	134,000	89,027
3.80%, 9/29/2046 (b)	105,000	79,700
4.15%, 6/1/2049	121,000	96,904
Spire Missouri, Inc. 3.30%, 6/1/2051	151,000	109,618
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	71,000	56,483
Series MTN, 3.65%, 9/15/2049	154,000	118,688
		4,506,017
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp. 6.40%, 4/15/2033 (e)	315,000	315,526
Snap-on, Inc.:
3.10%, 5/1/2050	181,000	137,810
4.10%, 3/1/2048	155,000	138,589
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	285,000	168,842
4.85%, 11/15/2048 (b)	155,000	131,739
5.20%, 9/1/2040	143,000	134,058
		1,026,564
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	374,000	388,238
4.75%, 4/15/2043	140,000	141,854
4.90%, 11/30/2046	834,000	857,419
5.30%, 5/27/2040	283,000	303,987
6.00%, 4/1/2039	224,000	254,668
6.15%, 11/30/2037	258,000	298,320
Baxter International, Inc.:
3.13%, 12/1/2051	248,000	160,701
3.50%, 8/15/2046	215,000	151,992
Boston Scientific Corp.:
4.55%, 3/1/2039	38,000	35,642
4.70%, 3/1/2049	233,000	221,788

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 11/15/2035	$7,000	$7,922
7.38%, 1/15/2040	150,000	183,985
Danaher Corp.:
2.60%, 10/1/2050 (b)	285,000	195,014
2.80%, 12/10/2051	331,000	232,024
4.38%, 9/15/2045	40,000	37,211
DH Europe Finance II Sarl:
3.25%, 11/15/2039	436,000	365,185
3.40%, 11/15/2049 (b)	290,000	228,949
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052 (e)	210,000	234,566
Koninklijke Philips NV:
5.00%, 3/15/2042	89,000	83,077
6.88%, 3/11/2038	219,000	252,855
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	29,613
4.38%, 3/15/2035	618,000	608,804
4.63%, 3/15/2045	427,000	418,315
PerkinElmer, Inc. 3.63%, 3/15/2051	229,000	167,028
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	137,000	100,742
Stryker Corp.:
2.90%, 6/15/2050	198,000	140,709
4.10%, 4/1/2043	188,000	163,720
4.38%, 5/15/2044	21,000	18,853
4.63%, 3/15/2046	199,000	186,139
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	368,000	280,066
4.10%, 8/15/2047	176,000	160,679
5.30%, 2/1/2044	156,000	163,190
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	134,000	116,094
5.75%, 11/30/2039	138,000	140,796
		7,330,145
HEALTH CARE SERVICES — 5.5%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	68,127
Adventist Health System 3.63%, 3/1/2049	112,000	82,434
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	137,000	104,242
4.27%, 8/15/2048	120,000	107,230
Series 2020, 3.01%, 6/15/2050	97,000	70,374
Aetna, Inc.:
3.88%, 8/15/2047	223,000	177,234
4.13%, 11/15/2042	221,000	187,081
4.50%, 5/15/2042	268,000	240,610
4.75%, 3/15/2044	144,000	131,566
6.63%, 6/15/2036	257,000	285,167
6.75%, 12/15/2037	193,000	212,908
Security Description	Principal Amount	Value
AHS Hospital Corp.:
5.02%, 7/1/2045	$251,000	$247,692
Series 2021, 2.78%, 7/1/2051	15,000	9,989
Allina Health System:
Series 2019, 3.89%, 4/15/2049	229,000	187,627
Series 2021, 2.90%, 11/15/2051	99,000	64,800
Ascension Health:
3.95%, 11/15/2046	296,000	256,531
4.85%, 11/15/2053	183,000	181,432
Series B, 3.11%, 11/15/2039	86,000	69,095
Banner Health:
2.91%, 1/1/2042	119,000	88,875
2.91%, 1/1/2051	115,000	78,870
Series 2020, 3.18%, 1/1/2050 (b)	137,000	99,666
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	35,000	21,844
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	83,000	62,892
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	100,000	85,044
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	103,934
4.19%, 11/15/2045	217,000	190,964
Series 2021, 2.84%, 11/15/2050	144,000	97,792
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	132,000	86,894
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	33,000	25,328
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	231,000	164,047
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	99,000	71,154
Children's Health System of Texas 2.51%, 8/15/2050	110,000	70,637
Children's Hospital Series 2020, 2.93%, 7/15/2050	9,000	5,965
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	154,000	137,219
Series 2020, 2.59%, 2/1/2050	119,000	78,600

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	$177,000	$165,327
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	103,000	68,330
City of Hope:
Series 2013, 5.62%, 11/15/2043	37,000	37,638
Series 2018, 4.38%, 8/15/2048	241,000	209,243
Cleveland Clinic Foundation 4.86%, 1/1/2114	212,000	196,653
CommonSpirit Health:
3.82%, 10/1/2049	165,000	127,906
3.91%, 10/1/2050	146,000	112,784
4.19%, 10/1/2049	282,000	230,287
4.35%, 11/1/2042	172,000	147,032
6.46%, 11/1/2052 (b)	130,000	149,328
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	102,000	68,686
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	81,000	59,982
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	214,000	175,116
Dignity Health:
4.50%, 11/1/2042 (b)	255,000	224,466
5.27%, 11/1/2064	124,000	115,595
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	184,000	159,173
Elevance Health, Inc.:
3.13%, 5/15/2050	195,000	139,835
3.60%, 3/15/2051	267,000	208,874
3.70%, 9/15/2049	252,000	199,524
4.38%, 12/1/2047	359,000	320,203
4.55%, 3/1/2048	260,000	236,839
4.55%, 5/15/2052	135,000	121,662
4.63%, 5/15/2042	275,000	256,657
4.65%, 1/15/2043	195,000	182,660
4.65%, 8/15/2044	218,000	200,623
5.10%, 1/15/2044	194,000	189,117
5.13%, 2/15/2053	411,000	409,422
5.85%, 1/15/2036	95,000	101,307
5.95%, 12/15/2034	105,000	113,287
6.10%, 10/15/2052	275,000	306,958
6.38%, 6/15/2037	96,000	107,326
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	84,000	64,960
Security Description	Principal Amount	Value
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	$171,000	$171,050
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	121,000	106,067
4.50%, 7/1/2057	161,000	145,380
Series 2020, 2.68%, 9/1/2041	216,000	154,198
Series 2020, 2.88%, 9/1/2050	203,000	137,874
Hartford HealthCare Corp. 3.45%, 7/1/2054	103,000	74,603
HCA, Inc.:
3.50%, 7/15/2051	434,000	299,772
4.38%, 3/15/2042 (e)	101,000	84,717
4.63%, 3/15/2052 (e)	683,000	567,450
5.13%, 6/15/2039	285,000	265,899
5.25%, 6/15/2049	625,000	563,975
5.50%, 6/15/2047	483,000	453,315
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	450,000	372,559
Humana, Inc.:
3.95%, 8/15/2049	133,000	109,084
4.63%, 12/1/2042	139,000	125,263
4.80%, 3/15/2047	178,000	162,445
4.95%, 10/1/2044	203,000	190,189
5.50%, 3/15/2053	396,000	402,463
IHC Health Services, Inc. 4.13%, 5/15/2048	39,000	34,338
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	243,000	208,117
Series 2021, 2.85%, 11/1/2051	120,000	81,480
Inova Health System Foundation 4.07%, 5/15/2052	95,000	81,905
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	110,000	85,204
Iowa Health System Series 2020, 3.67%, 2/15/2050	104,000	80,074
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	135,000	114,179
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	592,000	519,521
4.88%, 4/1/2042	140,000	136,916
Series 2019, 3.27%, 11/1/2049	307,000	229,225
Series 2021, 2.81%, 6/1/2041	231,000	170,296
Series 2021, 3.00%, 6/1/2051	457,000	322,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	$201,000	$180,194
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	117,000	98,002
Series 2017, 3.77%, 7/1/2048	169,000	137,995
Series 2020, 3.19%, 7/1/2049	125,000	92,388
Series 2020, 3.34%, 7/1/2060	166,000	119,208
Mayo Clinic:
Series 2012B, 3.77%, 11/15/2043	36,000	30,956
Series 2013, 4.00%, 11/15/2047	111,000	96,685
Series 2016, 4.13%, 11/15/2052	155,000	137,488
Series 2021, 3.20%, 11/15/2061	125,000	87,013
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048 (b)	275,000	245,784
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	145,000	105,659
Memorial Health Services 3.45%, 11/1/2049	251,000	191,631
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	108,000	95,112
5.00%, 7/1/2042	20,000	20,378
Series 2015, 4.20%, 7/1/2055	134,000	116,214
Series 2020, 2.96%, 1/1/2050	150,000	105,981
Methodist Hospital Series 20A, 2.71%, 12/1/2050	277,000	184,679
Montefiore Obligated Group:
4.29%, 9/1/2050	213,000	131,813
Series 18-C, 5.25%, 11/1/2048	202,000	147,478
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	44,000	34,221
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	132,000	108,764
Series 2019, 3.74%, 7/1/2049	254,000	197,254
Series 2020, 3.39%, 7/1/2050	100,000	70,624
Security Description	Principal Amount	Value
MultiCare Health System 2.80%, 8/15/2050	$133,000	$82,973
MyMichigan Health Series 2020, 3.41%, 6/1/2050	271,000	191,971
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	247,000	231,777
New York & Presbyterian Hospital:
2.26%, 8/1/2040	128,000	88,360
2.61%, 8/1/2060	273,000	165,662
4.02%, 8/1/2045	26,000	23,014
4.06%, 8/1/2056	129,000	111,821
Series 2019, 3.95%, 8/1/2119	269,000	201,112
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	201,000	157,819
3.98%, 11/1/2046	246,000	195,245
4.26%, 11/1/2047	264,000	225,353
Novant Health, Inc.:
2.64%, 11/1/2036	205,000	162,046
3.17%, 11/1/2051	156,000	112,546
3.32%, 11/1/2061	40,000	28,060
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	41,000	26,584
NYU Langone Hospitals:
4.37%, 7/1/2047	266,000	240,214
4.78%, 7/1/2044	206,000	194,738
Series 13-A, 5.75%, 7/1/2043	121,000	129,390
Series 2020, 3.38%, 7/1/2055	153,000	110,627
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	242,000	175,174
Orlando Health Obligated Group:
3.33%, 10/1/2050	135,000	97,978
4.09%, 10/1/2048	122,000	101,903
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	396,000	368,141
Series 2020, 3.22%, 11/15/2050	227,000	160,918
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	128,000	81,487
Series 2042, 2.72%, 1/1/2042	48,000	33,768
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	11,000	10,833

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Providence St Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	$143,000	$86,712
Series A, 3.93%, 10/1/2048	334,000	260,961
Series I, 3.74%, 10/1/2047	92,000	73,322
Queen's Health Systems 4.81%, 7/1/2052	248,000	240,863
Quest Diagnostics, Inc. 4.70%, 3/30/2045	115,000	104,043
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	185,000	135,507
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	221,000	173,361
3.95%, 7/1/2046	101,000	85,020
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	133,000	91,331
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	208,000	130,701
Stanford Health Care:
3.03%, 8/15/2051	100,000	71,837
Series 2018, 3.80%, 11/15/2048	151,000	126,052
Summa Health 3.51%, 11/15/2051	175,000	126,742
Sutter Health:
Series 2018, 4.09%, 8/15/2048	140,000	117,118
Series 20A, 3.16%, 8/15/2040	97,000	74,132
Series 20A, 3.36%, 8/15/2050	411,000	299,631
Texas Health Resources:
2.33%, 11/15/2050	107,000	64,343
4.33%, 11/15/2055	99,000	87,044
Toledo Hospital 5.75%, 11/15/2038	113,000	110,884
Trinity Health Corp.:
4.13%, 12/1/2045	116,000	101,556
Series 2019, 3.43%, 12/1/2048	124,000	98,570
Series 2021, 2.63%, 12/1/2040	195,000	141,467
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	139,000	137,026
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	302,000	228,780
2.90%, 5/15/2050	380,000	269,614
3.05%, 5/15/2041	609,000	480,142
3.13%, 5/15/2060	152,000	106,646
3.25%, 5/15/2051	585,000	440,037
3.50%, 8/15/2039	343,000	292,507
3.70%, 8/15/2049	353,000	288,750
Security Description	Principal Amount	Value
3.75%, 10/15/2047	$212,000	$177,758
3.88%, 8/15/2059	244,653	196,867
3.95%, 10/15/2042	306,000	267,937
4.20%, 1/15/2047	275,000	244,667
4.25%, 3/15/2043	180,000	167,022
4.25%, 4/15/2047	94,000	84,258
4.25%, 6/15/2048	374,000	336,506
4.38%, 3/15/2042	88,000	81,413
4.45%, 12/15/2048	315,000	291,636
4.63%, 7/15/2035	177,000	177,910
4.63%, 11/15/2041	91,000	87,964
4.75%, 7/15/2045	485,000	477,667
4.75%, 5/15/2052	582,000	567,159
4.95%, 5/15/2062	166,000	161,734
5.05%, 4/15/2053	723,000	730,801
5.20%, 4/15/2063	482,000	488,502
5.35%, 2/15/2033	129,000	137,097
5.70%, 10/15/2040	188,000	203,692
5.80%, 3/15/2036	206,000	225,094
5.88%, 2/15/2053	639,000	718,236
5.95%, 2/15/2041	179,000	197,469
6.05%, 2/15/2063	400,000	457,360
6.50%, 6/15/2037	312,000	359,262
6.63%, 11/15/2037	105,000	123,135
6.88%, 2/15/2038	285,000	344,257
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	37,000	24,979
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	265,000	237,978
Series 2021, 3.07%, 3/1/2051	102,000	66,486
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	134,000	85,193
		35,220,929
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	69,029
6.00%, 1/15/2043	116,000	100,719
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	27,473
6.38%, 5/15/2033	29,000	30,606
7.88%, 6/15/2032 (b)	110,000	127,040
		354,867
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	118,000	88,160
Whirlpool Corp.:
4.50%, 6/1/2046 (b)	186,000	151,559

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 5/15/2050	$271,000	$225,350
		465,069
HOUSEHOLD PRODUCTS — 0.0% (a)
Kenvue, Inc. 5.20%, 3/22/2063 (e)	95,000	98,338
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	242,000	202,724
5.00%, 6/15/2052	132,000	130,631
Kimberly-Clark Corp.:
2.88%, 2/7/2050 (b)	196,000	144,199
3.20%, 7/30/2046	272,000	210,729
3.90%, 5/4/2047	206,000	180,254
5.30%, 3/1/2041	107,000	113,729
6.63%, 8/1/2037	81,000	98,839
		1,081,105
INSURANCE — 3.8%
Aflac, Inc.:
4.00%, 10/15/2046	108,000	88,033
4.75%, 1/15/2049	147,000	137,142
Alleghany Corp.:
3.25%, 8/15/2051	141,000	102,998
4.90%, 9/15/2044	119,000	112,296
Allstate Corp.:
3.85%, 8/10/2049	232,000	186,317
4.20%, 12/15/2046	201,000	169,734
4.50%, 6/15/2043	125,000	112,376
5.35%, 6/1/2033	73,000	75,565
5.55%, 5/9/2035	103,000	108,192
5.95%, 4/1/2036	125,000	135,033
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	109,000	102,863
American Financial Group, Inc. 4.50%, 6/15/2047	136,000	114,056
American International Group, Inc.:
4.38%, 6/30/2050	247,000	211,215
4.50%, 7/16/2044	411,000	358,413
4.75%, 4/1/2048	312,000	280,195
4.80%, 7/10/2045	113,000	102,396
6.25%, 5/1/2036	128,000	137,551
Aon Corp. 6.25%, 9/30/2040	83,000	87,054
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	182,000	121,261
3.90%, 2/28/2052	250,000	201,828
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	41,780
4.60%, 6/14/2044	134,000	119,017
4.75%, 5/15/2045	182,000	166,020
Arch Capital Finance LLC 5.03%, 12/15/2046	110,000	98,154
Security Description	Principal Amount	Value
Arch Capital Group Ltd.:
3.64%, 6/30/2050	$239,000	$177,654
7.35%, 5/1/2034	30,000	34,534
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	171,000	158,057
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	132,000	86,365
3.50%, 5/20/2051	152,000	109,562
5.75%, 3/2/2053	321,000	322,024
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	64,000	43,903
Athene Holding Ltd.:
3.45%, 5/15/2052	86,000	54,357
3.95%, 5/25/2051 (b)	148,000	100,673
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	235,000	151,267
2.85%, 10/15/2050	591,000	417,335
3.85%, 3/15/2052	817,000	686,803
4.20%, 8/15/2048	712,000	647,059
4.25%, 1/15/2049	546,000	503,685
4.30%, 5/15/2043	224,000	206,815
4.40%, 5/15/2042	156,000	149,358
5.75%, 1/15/2040	178,422	197,174
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	246,000	233,961
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	317,000	202,217
4.70%, 6/22/2047	349,000	254,609
Brown & Brown, Inc. 4.95%, 3/17/2052	179,000	151,719
Chubb Corp.:
6.00%, 5/11/2037	110,000	121,298
Series 1, 6.50%, 5/15/2038	272,000	313,834
Chubb INA Holdings, Inc.:
3.05%, 12/15/2061 (b)	172,000	116,437
4.15%, 3/13/2043 (b)	85,000	74,684
4.35%, 11/3/2045	295,000	271,226
6.70%, 5/15/2036	212,000	241,504
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	43,288
Corebridge Financial, Inc.:
4.35%, 4/5/2042 (e)	73,000	60,053
4.40%, 4/5/2052 (e)	368,000	287,625
Equitable Holdings, Inc. 5.00%, 4/20/2048	451,000	386,241
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	149,000	100,630
3.50%, 10/15/2050	274,000	198,710
4.87%, 6/1/2044	132,000	121,795
Fidelity National Financial, Inc. 3.20%, 9/17/2051	249,000	150,745

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	$89,000	$58,733
3.60%, 8/19/2049	192,000	145,861
4.30%, 4/15/2043	136,000	114,887
4.40%, 3/15/2048	128,000	109,075
5.95%, 10/15/2036	119,000	125,481
6.10%, 10/1/2041	117,000	121,603
Jackson Financial, Inc. 4.00%, 11/23/2051	133,000	88,360
Lincoln National Corp.:
4.35%, 3/1/2048	138,000	105,134
4.38%, 6/15/2050 (b)	126,000	94,426
6.30%, 10/9/2037	110,000	108,515
7.00%, 6/15/2040 (b)	274,000	293,903
Loews Corp.:
4.13%, 5/15/2043	135,000	114,734
6.00%, 2/1/2035	112,000	119,530
Manulife Financial Corp. 5.38%, 3/4/2046	129,000	131,040
Markel Corp.:
3.45%, 5/7/2052	71,000	50,145
4.15%, 9/17/2050	140,000	112,193
4.30%, 11/1/2047	192,000	156,883
5.00%, 4/5/2046	137,000	125,148
5.00%, 5/20/2049	139,000	127,432
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	160,000	108,950
4.20%, 3/1/2048	157,000	134,547
4.35%, 1/30/2047	154,000	134,701
4.75%, 3/15/2039	225,000	212,198
4.90%, 3/15/2049	284,000	270,388
5.45%, 3/15/2053	221,000	226,222
5.88%, 8/1/2033	101,000	109,712
6.25%, 11/1/2052	84,000	94,709
MetLife, Inc.:
4.05%, 3/1/2045	308,000	258,508
4.13%, 8/13/2042	159,434	134,226
4.60%, 5/13/2046	204,000	181,511
4.72%, 12/15/2044	222,000	202,613
4.88%, 11/13/2043	440,000	410,414
5.00%, 7/15/2052	283,000	264,517
5.25%, 1/15/2054	239,000	233,245
5.70%, 6/15/2035	429,000	453,239
5.88%, 2/6/2041	345,000	358,427
6.38%, 6/15/2034	104,000	115,859
6.40%, 12/15/2066	181,000	172,965
6.50%, 12/15/2032 (b)	97,000	107,947
10.75%, 8/1/2069	93,000	119,434
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	128,386
Old Republic International Corp. 3.85%, 6/11/2051	230,000	169,903
Principal Financial Group, Inc.:
4.30%, 11/15/2046	134,000	111,008
Security Description	Principal Amount	Value
4.35%, 5/15/2043	$117,000	$97,089
4.63%, 9/15/2042	105,000	91,314
5.50%, 3/15/2053	241,000	230,292
6.05%, 10/15/2036	98,000	104,231
Progressive Corp.:
3.70%, 1/26/2045	66,000	53,480
3.70%, 3/15/2052	72,000	57,513
3.95%, 3/26/2050 (b)	238,000	199,089
4.13%, 4/15/2047	212,000	185,375
4.20%, 3/15/2048	252,000	220,757
4.35%, 4/25/2044	76,000	67,730
Prudential Financial, Inc.:
3.91%, 12/7/2047	153,000	122,841
3.94%, 12/7/2049	295,000	233,832
Series B, 5.75%, 7/15/2033	97,000	103,378
Series MTN, 3.00%, 3/10/2040	102,000	77,276
Series MTN, 3.70%, 3/13/2051	344,000	260,497
Series MTN, 4.35%, 2/25/2050	273,000	231,788
Series MTN, 4.42%, 3/27/2048	99,000	85,216
Series MTN, 4.60%, 5/15/2044 (b)	145,000	131,551
Series MTN, 5.70%, 12/14/2036	203,000	215,440
Series MTN, 6.63%, 12/1/2037	138,000	156,482
Series MTN, 6.63%, 6/21/2040	287,000	317,511
Selective Insurance Group, Inc. 5.38%, 3/1/2049	135,000	126,009
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	108,000	137,619
Travelers Cos., Inc.:
3.05%, 6/8/2051	340,000	242,525
3.75%, 5/15/2046	145,000	118,248
4.00%, 5/30/2047	336,000	288,755
4.05%, 3/7/2048	297,000	256,326
4.10%, 3/4/2049	128,000	110,208
4.30%, 8/25/2045	132,000	119,065
4.60%, 8/1/2043	81,000	76,179
5.35%, 11/1/2040 (b)	125,000	132,141
6.75%, 6/20/2036	107,000	124,006
Series MTN, 6.25%, 6/15/2037	116,000	131,347
Travelers Property Casualty Corp. 6.38%, 3/15/2033	97,000	110,875
Unum Group:
4.13%, 6/15/2051	148,000	106,036
4.50%, 12/15/2049	136,000	98,731
5.75%, 8/15/2042	131,000	119,095
Voya Financial, Inc.:
4.80%, 6/15/2046	99,000	84,243

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 7/15/2043	$134,000	$132,159
W R Berkley Corp.:
3.15%, 9/30/2061	107,000	68,673
3.55%, 3/30/2052	80,000	57,908
4.00%, 5/12/2050	184,000	148,937
4.75%, 8/1/2044	131,000	119,354
Willis North America, Inc.:
3.88%, 9/15/2049	206,000	154,360
5.05%, 9/15/2048	134,000	116,722
XL Group Ltd. 5.25%, 12/15/2043 (b)	230,000	232,374
		24,417,979
INTERNET — 1.7%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	363,000	242,411
3.15%, 2/9/2051	246,000	160,950
3.25%, 2/9/2061	166,000	104,155
4.00%, 12/6/2037	262,000	223,030
4.20%, 12/6/2047	583,000	462,552
4.40%, 12/6/2057	136,000	108,135
4.50%, 11/28/2034	116,000	109,178
Alphabet, Inc.:
1.90%, 8/15/2040	340,000	238,286
2.05%, 8/15/2050	830,000	527,191
2.25%, 8/15/2060	572,000	350,075
Amazon.com, Inc.:
2.50%, 6/3/2050	904,000	611,936
2.70%, 6/3/2060	626,000	410,906
2.88%, 5/12/2041	603,000	473,717
3.10%, 5/12/2051	1,013,000	767,945
3.25%, 5/12/2061	459,000	337,695
3.88%, 8/22/2037	845,000	787,194
3.95%, 4/13/2052	742,000	658,436
4.05%, 8/22/2047	1,010,000	918,191
4.10%, 4/13/2062	422,000	371,356
4.25%, 8/22/2057	890,000	812,401
4.80%, 12/5/2034	135,000	140,411
4.95%, 12/5/2044	317,000	326,887
eBay, Inc.:
3.65%, 5/10/2051	341,000	255,065
4.00%, 7/15/2042	283,000	232,901
JD.com, Inc. 4.13%, 1/14/2050	169,000	130,373
Meta Platforms, Inc.:
4.45%, 8/15/2052	847,000	745,640
4.65%, 8/15/2062	457,000	404,573
		10,911,590
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	244,000	247,113
7.00%, 10/15/2039	134,000	141,109
Nucor Corp.:
2.98%, 12/15/2055	151,000	101,122
3.85%, 4/1/2052	137,000	110,658
Security Description	Principal Amount	Value
4.40%, 5/1/2048	$184,000	$162,325
5.20%, 8/1/2043	131,000	133,088
6.40%, 12/1/2037	154,000	176,676
Steel Dynamics, Inc. 3.25%, 10/15/2050	240,000	167,594
Vale Overseas Ltd.:
6.88%, 11/21/2036	290,000	302,676
6.88%, 11/10/2039	462,000	480,180
		2,022,541
LEISURE TIME — 0.1%
Brunswick Corp.:
4.40%, 9/15/2032	106,000	92,572
5.10%, 4/1/2052	229,000	168,984
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	186,000	147,451
		409,007
LODGING — 0.0% (a)
Marriott International, Inc. Series II, 2.75%, 10/15/2033	98,000	79,320
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	124,000	113,980
Caterpillar, Inc.:
3.25%, 9/19/2049	412,000	327,371
3.25%, 4/9/2050	254,000	202,184
3.80%, 8/15/2042	501,000	445,088
4.30%, 5/15/2044	130,000	124,405
4.75%, 5/15/2064	192,000	188,894
5.20%, 5/27/2041	148,000	157,173
5.30%, 9/15/2035	99,000	103,813
6.05%, 8/15/2036	233,000	263,313
		1,926,221
MACHINERY-DIVERSIFIED — 0.3%
Crane Holdings Co. 4.20%, 3/15/2048	281,000	203,618
Deere & Co.:
2.88%, 9/7/2049	152,000	114,657
3.75%, 4/15/2050 (b)	232,000	205,800
3.90%, 6/9/2042	367,000	337,313
Dover Corp.:
5.38%, 10/15/2035	100,000	104,026
5.38%, 3/1/2041	186,000	188,426
Otis Worldwide Corp.:
3.11%, 2/15/2040	455,000	352,748
3.36%, 2/15/2050	144,000	107,081
Rockwell Automation, Inc.:
2.80%, 8/15/2061	136,000	87,840
4.20%, 3/1/2049	104,000	94,200
Xylem, Inc. 4.38%, 11/1/2046	183,000	159,900
		1,955,609

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	$404,000	$276,255
3.50%, 3/1/2042	195,000	131,695
3.70%, 4/1/2051	460,000	293,719
3.85%, 4/1/2061	511,000	317,070
3.90%, 6/1/2052	636,000	418,965
3.95%, 6/30/2062	381,000	239,767
4.40%, 12/1/2061	509,000	346,074
4.80%, 3/1/2050	824,000	626,850
5.13%, 7/1/2049	411,000	324,604
5.25%, 4/1/2053	482,000	389,731
5.38%, 4/1/2038	382,000	332,283
5.38%, 5/1/2047	705,000	579,524
5.50%, 4/1/2063	397,000	321,189
5.75%, 4/1/2048	761,000	653,387
6.38%, 10/23/2035	1,132,000	1,123,419
6.48%, 10/23/2045	998,000	940,715
6.83%, 10/23/2055	219,000	212,469
Comcast Corp.:
2.45%, 8/15/2052	151,000	94,271
2.65%, 8/15/2062	287,000	174,895
2.80%, 1/15/2051	474,000	320,272
2.89%, 11/1/2051	1,458,000	994,954
2.94%, 11/1/2056 (e)	21,000	13,995
2.94%, 11/1/2056	1,787,000	1,190,910
2.99%, 11/1/2063	914,000	593,058
3.20%, 7/15/2036	322,000	271,378
3.25%, 11/1/2039	429,000	346,975
3.40%, 7/15/2046	396,000	306,053
3.45%, 2/1/2050	449,000	345,972
3.75%, 4/1/2040	417,000	358,391
3.90%, 3/1/2038	416,000	373,593
3.97%, 11/1/2047	569,000	480,105
4.00%, 8/15/2047	185,000	156,393
4.00%, 3/1/2048	398,000	336,999
4.00%, 11/1/2049	634,000	532,104
4.05%, 11/1/2052	360,000	303,491
4.40%, 8/15/2035	135,000	130,799
4.60%, 10/15/2038	208,000	200,664
4.60%, 8/15/2045	301,000	278,043
4.65%, 7/15/2042	242,000	230,125
4.70%, 10/15/2048	612,000	580,311
4.75%, 3/1/2044	220,000	208,182
4.95%, 10/15/2058 (b)	276,000	267,254
5.65%, 6/15/2035	181,000	194,320
6.40%, 5/15/2038	53,000	59,985
6.45%, 3/15/2037	178,000	204,794
6.50%, 11/15/2035	107,000	122,639
6.55%, 7/1/2039	153,000	174,669
6.95%, 8/15/2037	213,000	253,615
Security Description	Principal Amount	Value
Discovery Communications LLC:
4.00%, 9/15/2055	$354,000	$234,946
4.65%, 5/15/2050	266,000	202,822
4.88%, 4/1/2043	112,000	90,907
5.00%, 9/20/2037	138,000	121,749
5.20%, 9/20/2047	392,000	323,102
5.30%, 5/15/2049	54,000	45,046
6.35%, 6/1/2040	135,000	134,525
Fox Corp.:
5.48%, 1/25/2039	358,000	343,132
5.58%, 1/25/2049	498,000	476,317
Grupo Televisa SAB:
5.00%, 5/13/2045	136,000	121,743
5.25%, 5/24/2049 (b)	135,000	126,707
6.13%, 1/31/2046 (b)	349,000	356,298
6.63%, 1/15/2040	221,000	234,664
8.50%, 3/11/2032	17,000	20,447
NBCUniversal Media LLC:
4.45%, 1/15/2043	248,000	226,553
5.95%, 4/1/2041	263,000	285,589
6.40%, 4/30/2040	134,000	150,659
Paramount Global:
4.38%, 3/15/2043	480,000	340,954
4.60%, 1/15/2045	319,000	232,334
4.85%, 7/1/2042	209,000	159,488
4.90%, 8/15/2044	357,000	268,892
4.95%, 5/19/2050	240,000	179,573
5.25%, 4/1/2044	169,000	133,412
5.50%, 5/15/2033	113,000	106,247
5.85%, 9/1/2043	419,000	362,452
5.90%, 10/15/2040	55,000	48,830
6.88%, 4/30/2036	177,000	180,641
Thomson Reuters Corp.:
5.50%, 8/15/2035	222,000	221,922
5.65%, 11/23/2043	65,000	62,515
5.85%, 4/15/2040	169,000	168,638
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	127,359
Time Warner Cable LLC:
4.50%, 9/15/2042	365,000	280,802
5.50%, 9/1/2041	476,500	411,644
5.88%, 11/15/2040	314,000	283,416
6.55%, 5/1/2037	560,000	550,542
6.75%, 6/15/2039	544,000	535,786
7.30%, 7/1/2038	523,000	543,120
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	123,000	114,221
Series E, 4.13%, 12/1/2041	93,000	83,791
Series GMTN, 4.13%, 6/1/2044	224,000	202,299
Series MTN, 3.00%, 7/30/2046	172,000	126,038
Series MTN, 3.70%, 12/1/2042	234,000	197,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
2.75%, 9/1/2049	$706,000	$490,515
3.50%, 5/13/2040	414,000	351,167
3.60%, 1/13/2051	905,000	733,864
3.80%, 5/13/2060	411,000	337,008
4.63%, 3/23/2040	198,000	193,589
4.70%, 3/23/2050	510,000	498,550
4.75%, 9/15/2044	132,000	128,049
4.75%, 11/15/2046	63,000	60,777
4.95%, 10/15/2045	119,000	116,722
5.40%, 10/1/2043	164,000	172,449
6.15%, 3/1/2037	131,000	145,375
6.15%, 2/15/2041	92,000	103,296
6.20%, 12/15/2034	108,000	122,592
6.40%, 12/15/2035	208,000	239,508
6.55%, 3/15/2033 (b)	100,000	115,528
6.65%, 11/15/2037	345,000	408,987
7.75%, 12/1/2045	95,000	125,565
		31,388,482
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	135,000	118,557
4.38%, 6/15/2045	188,000	173,451
Valmont Industries, Inc.:
5.00%, 10/1/2044	135,000	121,288
5.25%, 10/1/2054	135,000	122,388
		535,684
MINING — 1.1%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	125,169
Barrick North America Finance LLC:
5.70%, 5/30/2041	399,000	419,337
5.75%, 5/1/2043	260,000	275,262
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	243,000	260,780
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	248,000	224,683
5.00%, 9/30/2043	734,000	742,368
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	125,582
5.45%, 3/15/2043	467,000	437,047
Newmont Corp.:
4.88%, 3/15/2042	307,000	293,621
5.45%, 6/9/2044	188,000	186,911
6.25%, 10/1/2039	340,000	371,314
5.88%, 4/1/2035	99,000	104,460
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	116,000	128,520
7.25%, 3/15/2031	46,000	53,693
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	342,000	236,408
5.20%, 11/2/2040	351,000	360,589
Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	$194,000	$174,367
4.75%, 3/22/2042	213,000	206,855
5.13%, 3/9/2053	341,000	351,302
Southern Copper Corp.:
5.25%, 11/8/2042	414,000	397,767
5.88%, 4/23/2045	385,000	400,831
6.75%, 4/16/2040	399,000	446,529
7.50%, 7/27/2035	121,000	141,309
Teck Resources Ltd.:
5.20%, 3/1/2042	134,000	122,562
5.40%, 2/1/2043	168,000	156,764
6.00%, 8/15/2040	138,000	139,363
6.13%, 10/1/2035	97,000	100,590
6.25%, 7/15/2041	160,000	165,267
		7,149,250
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
3.25%, 8/26/2049 (b)	249,000	185,620
3.70%, 4/15/2050 (b)	161,000	132,176
Series MTN, 3.13%, 9/19/2046 (b)	160,000	115,371
Series MTN, 3.63%, 10/15/2047	227,000	178,912
Series MTN, 3.88%, 6/15/2044	123,000	102,572
Series MTN, 4.00%, 9/14/2048 (b)	405,000	344,282
Series MTN, 5.70%, 3/15/2037	148,000	159,506
Eaton Corp.:
3.92%, 9/15/2047	50,000	42,673
4.00%, 11/2/2032	97,000	92,420
4.15%, 11/2/2042	285,000	251,789
4.70%, 8/23/2052	248,000	238,566
General Electric Co.:
4.35%, 5/1/2050	154,000	134,585
4.50%, 3/11/2044	96,000	86,083
Series A, 6.88%, 1/10/2039	148,000	171,350
Series MTN, 5.88%, 1/14/2038	187,000	201,528
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	80,000	72,194
4.88%, 9/15/2041	327,000	332,363
Parker-Hannifin Corp.:
4.00%, 6/14/2049	207,000	176,521
Series A, 6.25%, 5/15/2038	148,000	164,147
Series MTN, 4.20%, 11/21/2034	98,000	93,095
Trane Technologies Global Holding Co. Ltd.:
4.30%, 2/21/2048	156,000	134,177
5.75%, 6/15/2043	135,000	141,101

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	$118,000	$104,128
4.65%, 11/1/2044	148,000	133,459
		3,788,618
OIL & GAS — 4.0%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	580,000	390,479
2.94%, 6/4/2051	835,000	579,273
3.00%, 2/24/2050	547,000	387,626
3.00%, 3/17/2052	261,000	183,436
3.38%, 2/8/2061	661,000	476,350
Canadian Natural Resources Ltd.:
5.85%, 2/1/2035	116,000	115,596
6.25%, 3/15/2038	307,000	320,870
6.45%, 6/30/2033	95,000	98,705
6.50%, 2/15/2037	169,000	176,884
6.75%, 2/1/2039	175,000	186,784
Series GMTN, 4.95%, 6/1/2047	149,000	134,751
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	332,000	241,703
5.25%, 6/15/2037	60,000	56,578
5.40%, 6/15/2047	159,000	147,527
6.75%, 11/15/2039	225,000	240,149
6.80%, 9/15/2037	185,000	196,535
Chevron Corp. 3.08%, 5/11/2050	386,000	292,167
Chevron USA, Inc.:
2.34%, 8/12/2050	206,000	135,323
5.25%, 11/15/2043	125,000	130,200
6.00%, 3/1/2041	257,000	288,182
ConocoPhillips:
4.88%, 10/1/2047	176,000	170,456
5.90%, 10/15/2032	114,000	126,799
5.90%, 5/15/2038	137,000	149,251
ConocoPhillips Co.:
3.80%, 3/15/2052	243,000	201,216
4.03%, 3/15/2062	614,000	500,232
4.30%, 11/15/2044	156,000	140,228
5.95%, 3/15/2046	285,000	314,794
6.50%, 2/1/2039	364,000	425,134
Continental Resources, Inc. 4.90%, 6/1/2044	310,000	238,970
Devon Energy Corp.:
4.75%, 5/15/2042	166,000	144,229
5.00%, 6/15/2045	113,000	100,528
5.60%, 7/15/2041	418,000	400,427
7.88%, 9/30/2031	105,000	120,590
7.95%, 4/15/2032	112,000	130,493
Diamondback Energy, Inc.:
4.25%, 3/15/2052	292,000	229,056
4.40%, 3/24/2051	209,000	168,281
Security Description	Principal Amount	Value
6.25%, 3/15/2033	$124,000	$131,211
6.25%, 3/15/2053 (b)	165,000	171,196
EOG Resources, Inc.:
3.90%, 4/1/2035	216,000	198,059
4.95%, 4/15/2050	184,000	185,109
Exxon Mobil Corp.:
3.00%, 8/16/2039	293,000	237,081
3.10%, 8/16/2049	329,000	247,418
3.45%, 4/15/2051	665,000	530,783
3.57%, 3/6/2045	20,000	16,597
4.11%, 3/1/2046	689,000	620,589
4.23%, 3/19/2040	647,000	606,537
4.33%, 3/19/2050	915,000	847,235
Hess Corp.:
5.60%, 2/15/2041	398,000	383,966
5.80%, 4/1/2047 (b)	132,000	129,138
6.00%, 1/15/2040	164,000	165,587
7.13%, 3/15/2033	99,000	109,467
Marathon Oil Corp.:
5.20%, 6/1/2045	247,000	214,902
6.60%, 10/1/2037	255,000	260,286
Marathon Petroleum Corp.:
4.50%, 4/1/2048	137,000	112,291
4.75%, 9/15/2044	228,000	196,224
5.00%, 9/15/2054	135,000	116,273
6.50%, 3/1/2041	352,000	374,194
Ovintiv, Inc.:
6.50%, 2/1/2038	261,000	260,272
6.63%, 8/15/2037	251,000	252,910
8.13%, 9/15/2030	116,000	128,803
Phillips 66:
3.30%, 3/15/2052	478,000	338,496
4.65%, 11/15/2034	110,000	105,447
5.30%, 6/30/2033	490,000	496,345
5.88%, 5/1/2042	463,000	492,340
Phillips 66 Co.:
4.68%, 2/15/2045 (e)	221,000	197,130
4.88%, 11/15/2044	201,000	187,977
4.90%, 10/1/2046 (e)	256,000	234,079
Shell International Finance BV:
3.00%, 11/26/2051	293,000	210,928
3.13%, 11/7/2049	316,000	235,072
3.25%, 4/6/2050	570,000	434,899
3.63%, 8/21/2042	120,000	101,076
3.75%, 9/12/2046	352,000	297,472
4.00%, 5/10/2046	787,000	685,713
4.13%, 5/11/2035	324,000	310,859
4.38%, 5/11/2045	952,000	878,801
4.55%, 8/12/2043	470,000	445,001
5.50%, 3/25/2040	396,000	420,746
6.38%, 12/15/2038	799,000	922,150
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	122,428
4.00%, 11/15/2047	213,000	169,233
5.95%, 12/1/2034	71,000	73,050

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 6/15/2038	$540,000	$579,388
6.80%, 5/15/2038	405,000	444,767
6.85%, 6/1/2039	266,000	291,121
TotalEnergies Capital International SA:
2.99%, 6/29/2041	70,000	54,697
3.13%, 5/29/2050	917,000	679,891
3.39%, 6/29/2060	254,000	190,444
3.46%, 7/12/2049 (b)	283,000	224,368
Valero Energy Corp.:
3.65%, 12/1/2051	363,000	264,115
4.00%, 6/1/2052 (b)	155,000	119,787
6.63%, 6/15/2037	583,000	637,470
7.50%, 4/15/2032	101,000	116,016
		25,797,236
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	333,000	322,993
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047	357,000	290,270
Halliburton Co.:
4.50%, 11/15/2041	203,000	174,050
4.75%, 8/1/2043	160,000	140,923
4.85%, 11/15/2035	203,000	195,101
5.00%, 11/15/2045	689,000	627,438
6.70%, 9/15/2038	132,000	145,273
7.45%, 9/15/2039	315,000	365,624
NOV, Inc. 3.95%, 12/1/2042	308,000	227,224
		2,488,896
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	183,000	124,775
4.05%, 12/15/2049	165,000	135,254
Sonoco Products Co. 5.75%, 11/1/2040	156,000	159,450
WestRock MWV LLC 7.95%, 2/15/2031	64,000	73,750
WRKCo, Inc. 3.00%, 6/15/2033	101,000	82,842
		576,071
PHARMACEUTICALS — 6.7%
AbbVie, Inc.:
4.05%, 11/21/2039	1,054,000	940,663
4.25%, 11/21/2049	1,739,000	1,534,198
4.30%, 5/14/2036	151,000	141,963
4.40%, 11/6/2042	937,000	853,719
4.45%, 5/14/2046	766,000	693,322
4.50%, 5/14/2035	546,000	529,347
4.55%, 3/15/2035	431,000	421,557
4.70%, 5/14/2045	712,500	668,660
4.75%, 3/15/2045	329,000	311,020
Security Description	Principal Amount	Value
4.85%, 6/15/2044	$441,000	$421,080
4.88%, 11/14/2048	582,000	559,017
AmerisourceBergen Corp.:
4.25%, 3/1/2045	235,000	198,394
4.30%, 12/15/2047	261,000	226,211
AstraZeneca PLC:
2.13%, 8/6/2050	128,000	80,943
3.00%, 5/28/2051	139,000	105,489
4.00%, 9/18/2042	288,000	261,968
4.38%, 11/16/2045	254,000	244,191
4.38%, 8/17/2048	276,000	261,883
6.45%, 9/15/2037	761,000	897,447
Becton Dickinson & Co.:
3.79%, 5/20/2050	149,000	120,779
4.69%, 12/15/2044	377,000	350,927
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	353,000	254,340
2.55%, 11/13/2050	405,000	271,467
3.25%, 8/1/2042	161,000	128,710
3.55%, 3/15/2042	426,000	362,978
3.70%, 3/15/2052	620,000	518,332
3.90%, 3/15/2062	172,000	141,838
4.13%, 6/15/2039	444,000	413,404
4.25%, 10/26/2049	995,000	902,724
4.35%, 11/15/2047	207,000	191,521
4.50%, 3/1/2044	221,000	211,552
4.55%, 2/20/2048	403,000	381,282
4.63%, 5/15/2044	349,000	339,088
5.00%, 8/15/2045	246,000	250,455
Cardinal Health, Inc.:
4.37%, 6/15/2047	220,000	183,522
4.50%, 11/15/2044	149,000	127,568
4.60%, 3/15/2043	134,000	116,167
4.90%, 9/15/2045	84,000	75,656
Cigna Group:
3.20%, 3/15/2040	205,000	160,613
3.40%, 3/15/2050	319,000	235,798
3.40%, 3/15/2051	431,000	317,104
4.80%, 8/15/2038	692,000	671,205
4.90%, 12/15/2048	931,000	876,062
3.88%, 10/15/2047	294,000	236,967
4.80%, 7/15/2046	372,000	340,890
6.13%, 11/15/2041	235,000	257,833
CVS Health Corp.:
2.70%, 8/21/2040	237,000	169,616
4.13%, 4/1/2040	171,000	147,086
4.25%, 4/1/2050	264,000	219,754
4.78%, 3/25/2038	1,489,000	1,418,719
4.88%, 7/20/2035	272,000	266,198
5.05%, 3/25/2048	2,455,000	2,297,217
5.13%, 7/20/2045	922,000	873,826
5.30%, 12/5/2043	287,000	282,012
5.63%, 2/21/2053	400,000	405,176
6.13%, 9/15/2039	161,000	170,200

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.25%, 5/15/2050	$264,000	$174,306
2.50%, 9/15/2060	302,000	193,156
3.70%, 3/1/2045	135,000	116,262
3.95%, 5/15/2047	186,000	168,209
4.15%, 3/15/2059	264,000	239,068
4.88%, 2/27/2053	321,000	331,898
4.95%, 2/27/2063	241,000	247,570
5.55%, 3/15/2037	239,000	263,801
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	133,000	121,175
5.38%, 4/15/2034 (b)	112,000	119,496
6.38%, 5/15/2038	779,000	917,475
Johnson & Johnson:
2.10%, 9/1/2040	365,000	265,129
2.25%, 9/1/2050	281,000	188,840
2.45%, 9/1/2060	149,000	98,161
3.40%, 1/15/2038	290,000	261,070
3.50%, 1/15/2048	178,000	155,793
3.55%, 3/1/2036	224,000	207,861
3.63%, 3/3/2037	498,000	460,640
3.70%, 3/1/2046	507,000	454,110
3.75%, 3/3/2047	352,000	315,325
4.38%, 12/5/2033 (b)	115,000	118,348
4.50%, 9/1/2040	243,000	242,196
4.50%, 12/5/2043 (b)	80,000	80,572
4.85%, 5/15/2041	263,000	270,127
4.95%, 5/15/2033	102,000	110,486
5.85%, 7/15/2038	167,000	193,044
5.95%, 8/15/2037	290,000	336,754
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044 (b)	135,000	124,165
5.90%, 11/1/2039	134,000	142,999
Merck & Co., Inc.:
2.35%, 6/24/2040	198,000	145,991
2.45%, 6/24/2050	397,000	267,026
2.75%, 12/10/2051	466,000	329,919
2.90%, 12/10/2061	341,000	233,721
3.60%, 9/15/2042	244,000	208,666
3.70%, 2/10/2045	498,000	433,922
3.90%, 3/7/2039	160,000	146,712
4.00%, 3/7/2049	394,000	353,717
6.50%, 12/1/2033	100,000	117,262
6.55%, 9/15/2037	174,000	207,789
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	161,000	176,926
Mylan, Inc.:
5.20%, 4/15/2048	30,000	23,646
5.40%, 11/29/2043	273,000	226,776
Novartis Capital Corp.:
2.75%, 8/14/2050 (b)	315,000	233,122
3.70%, 9/21/2042	80,000	71,196
4.00%, 11/20/2045	325,000	299,081
4.40%, 5/6/2044	511,000	503,289
Security Description	Principal Amount	Value
Pfizer, Inc.:
2.55%, 5/28/2040	$230,000	$172,679
2.70%, 5/28/2050 (b)	399,000	286,067
3.90%, 3/15/2039	309,000	280,118
4.00%, 12/15/2036	248,000	238,497
4.00%, 3/15/2049	401,000	363,462
4.10%, 9/15/2038	398,000	373,662
4.13%, 12/15/2046	324,000	297,763
4.20%, 9/15/2048	168,000	156,129
4.30%, 6/15/2043	239,000	225,021
4.40%, 5/15/2044	352,000	338,533
5.60%, 9/15/2040	256,000	275,855
7.20%, 3/15/2039	659,000	830,142
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	541,000	412,761
3.18%, 7/9/2050	602,000	430,629
3.38%, 7/9/2060 (b)	198,000	139,200
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	393,000	312,203
Viatris, Inc.:
3.85%, 6/22/2040	505,000	354,828
4.00%, 6/22/2050	648,000	426,235
Wyeth LLC:
5.95%, 4/1/2037	575,000	644,771
6.00%, 2/15/2036	276,000	305,976
6.50%, 2/1/2034	97,000	112,081
Zoetis, Inc.:
3.00%, 5/15/2050	140,000	99,835
3.95%, 9/12/2047	228,000	192,054
4.45%, 8/20/2048	107,000	97,124
4.70%, 2/1/2043	296,000	276,864
		42,578,944
PIPELINES — 4.3%
Boardwalk Pipelines LP 3.40%, 2/15/2031	3,000	2,618
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	92,672
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	143,000	144,832
DCP Midstream Operating LP 5.60%, 4/1/2044	180,000	171,977
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	77,000	67,075
4.80%, 11/1/2043	281,000	249,980
Enbridge Energy Partners LP:
5.50%, 9/15/2040	245,000	237,040
7.38%, 10/15/2045	192,000	224,997
Series B, 7.50%, 4/15/2038	190,000	221,519
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	97,390
3.40%, 8/1/2051	399,000	281,391
4.00%, 11/15/2049	110,000	87,046

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/10/2044	$247,000	$209,782
Energy Transfer LP:
4.95%, 1/15/2043	174,000	146,887
5.00%, 5/15/2044	186,000	159,796
5.00%, 5/15/2050	415,000	353,107
5.15%, 2/1/2043	233,000	202,801
5.15%, 3/15/2045	227,000	196,882
5.30%, 4/1/2044	145,000	127,738
5.30%, 4/15/2047	165,000	144,905
5.35%, 5/15/2045	46,000	40,681
5.40%, 10/1/2047	423,000	376,626
5.75%, 2/15/2033	140,000	142,962
5.95%, 10/1/2043	111,000	106,098
6.05%, 6/1/2041	159,000	160,534
6.10%, 2/15/2042	143,000	138,760
6.13%, 12/15/2045	293,000	282,329
6.25%, 4/15/2049	610,835	604,922
6.50%, 2/1/2042	278,000	288,639
6.63%, 10/15/2036	107,000	112,149
7.50%, 7/1/2038	181,000	203,506
6.00%, 6/15/2048	308,000	293,672
Series 20Y, 5.80%, 6/15/2038	196,000	190,383
Enterprise Products Operating LLC:
3.20%, 2/15/2052	223,000	158,441
3.30%, 2/15/2053	194,000	140,683
3.70%, 1/31/2051	230,000	178,581
3.95%, 1/31/2060	457,000	354,239
4.20%, 1/31/2050	326,000	276,653
4.25%, 2/15/2048	433,000	369,102
4.45%, 2/15/2043	80,000	71,009
4.80%, 2/1/2049	281,000	258,388
4.85%, 8/15/2042	267,433	249,988
4.85%, 3/15/2044	181,000	167,874
4.90%, 5/15/2046	236,000	218,614
4.95%, 10/15/2054	131,000	118,669
5.10%, 2/15/2045	410,000	390,935
5.70%, 2/15/2042	224,000	228,836
5.95%, 2/1/2041	333,000	351,768
6.13%, 10/15/2039	193,000	209,996
6.45%, 9/1/2040	249,000	272,976
7.55%, 4/15/2038	177,000	207,481
Series D, 6.88%, 3/1/2033	108,000	122,998
Series H, 6.65%, 10/15/2034	98,000	107,449
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	184,000	157,309
5.00%, 8/15/2042	272,000	242,295
5.00%, 3/1/2043	275,000	242,003
5.40%, 9/1/2044	240,000	221,914
5.50%, 3/1/2044	306,000	286,740
5.63%, 9/1/2041	105,000	99,307
5.80%, 3/15/2035	106,000	107,744
6.38%, 3/1/2041	145,000	149,562
Security Description	Principal Amount	Value
6.50%, 2/1/2037	$220,000	$232,415
6.50%, 9/1/2039	170,000	178,269
6.55%, 9/15/2040	140,000	143,913
7.30%, 8/15/2033	108,000	120,917
7.50%, 11/15/2040	187,000	211,901
Series MTN, 6.95%, 1/15/2038	198,000	221,606
Kinder Morgan, Inc.:
3.25%, 8/1/2050	150,000	99,168
3.60%, 2/15/2051	315,000	223,102
4.80%, 2/1/2033	103,000	99,370
5.05%, 2/15/2046	166,000	146,053
5.20%, 6/1/2033	265,000	263,203
5.20%, 3/1/2048	305,000	273,713
5.30%, 12/1/2034	103,000	101,131
5.45%, 8/1/2052	210,000	195,271
5.55%, 6/1/2045	537,000	509,280
Magellan Midstream Partners LP:
3.95%, 3/1/2050	206,000	156,206
4.20%, 10/3/2047	250,000	199,202
4.25%, 9/15/2046	140,000	111,401
4.85%, 2/1/2049	167,000	145,275
5.15%, 10/15/2043	118,000	106,694
MPLX LP:
4.50%, 4/15/2038	616,000	546,435
4.70%, 4/15/2048	290,000	243,568
4.90%, 4/15/2058	202,000	167,537
4.95%, 3/14/2052	277,000	240,505
5.00%, 3/1/2033	134,000	131,139
5.20%, 3/1/2047	170,000	152,419
5.20%, 12/1/2047	326,000	290,248
5.50%, 2/15/2049	329,000	306,260
COR, 5.65%, 3/1/2053	135,000	129,840
ONEOK Partners LP:
6.13%, 2/1/2041	124,000	122,186
6.20%, 9/15/2043	73,000	72,213
6.65%, 10/1/2036	99,000	103,198
6.85%, 10/15/2037	226,000	238,740
ONEOK, Inc.:
4.45%, 9/1/2049	134,000	104,080
4.50%, 3/15/2050	147,000	114,026
4.95%, 7/13/2047	218,000	182,505
5.20%, 7/15/2048	368,000	317,945
6.00%, 6/15/2035	113,000	111,634
7.15%, 1/15/2051	205,000	219,645
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	133,000	99,287
4.70%, 6/15/2044	217,000	169,683
4.90%, 2/15/2045	179,000	143,411
5.15%, 6/1/2042	329,000	276,955
6.65%, 1/15/2037	101,000	103,489
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037 (e)	124,000	126,288

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Spectra Energy Partners LP:
4.50%, 3/15/2045	$345,000	$290,625
5.95%, 9/25/2043	153,000	154,259
Targa Resources Corp.:
4.20%, 2/1/2033	101,000	90,704
4.95%, 4/15/2052	221,000	183,607
6.13%, 3/15/2033	140,000	144,831
6.25%, 7/1/2052	114,000	112,540
6.50%, 2/15/2053	235,000	240,581
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	98,003
Texas Eastern Transmission LP 7.00%, 7/15/2032	97,000	112,054
TransCanada PipeLines Ltd.:
4.63%, 3/1/2034	125,000	117,264
4.75%, 5/15/2038	188,000	174,669
4.88%, 5/15/2048	319,000	286,073
5.00%, 10/16/2043	197,000	179,069
5.10%, 3/15/2049	303,000	281,538
5.60%, 3/31/2034	110,000	110,475
5.85%, 3/15/2036	199,000	202,670
6.10%, 6/1/2040	307,000	316,192
6.20%, 10/15/2037	251,000	264,755
7.25%, 8/15/2038	180,000	204,471
7.63%, 1/15/2039	428,000	507,424
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	62,000	49,336
4.45%, 8/1/2042	124,000	108,984
4.60%, 3/15/2048	156,000	136,374
5.40%, 8/15/2041	138,000	136,338
Williams Cos., Inc.:
3.50%, 10/15/2051	219,000	155,420
4.85%, 3/1/2048	169,000	149,550
4.90%, 1/15/2045	50,000	44,018
5.10%, 9/15/2045	262,000	240,508
5.30%, 8/15/2052	235,000	221,880
5.40%, 3/4/2044	208,000	195,233
5.75%, 6/24/2044	295,000	288,472
5.80%, 11/15/2043	65,000	64,389
6.30%, 4/15/2040	427,000	449,409
8.75%, 3/15/2032	103,000	123,605
		27,209,896
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Agree LP 2.60%, 6/15/2033 (b)	116,000	91,104
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	135,000	101,114
2.95%, 3/15/2034	216,000	172,733
3.55%, 3/15/2052	156,000	108,993
4.00%, 2/1/2050	197,000	148,371
4.75%, 4/15/2035	361,000	338,239
4.85%, 4/15/2049	77,000	66,861
Security Description	Principal Amount	Value
5.15%, 4/15/2053	$376,000	$344,157
American Homes 4 Rent LP:
3.38%, 7/15/2051	106,000	69,409
4.30%, 4/15/2052	139,000	109,317
American Tower Corp.:
2.95%, 1/15/2051	371,000	237,911
3.10%, 6/15/2050	305,000	200,175
3.70%, 10/15/2049	318,000	230,591
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	111,000	87,228
Series MTN, 4.15%, 7/1/2047	107,000	87,999
Series MTN, 4.35%, 4/15/2048	72,000	61,287
Boston Properties LP 2.45%, 10/1/2033	126,000	84,605
Camden Property Trust 3.35%, 11/1/2049	104,000	76,702
Corporate Office Properties LP 2.90%, 12/1/2033	99,000	68,862
Crown Castle, Inc.:
2.90%, 4/1/2041	430,000	306,594
3.25%, 1/15/2051	275,000	189,483
4.00%, 11/15/2049	134,000	104,157
4.15%, 7/1/2050	159,000	127,152
4.75%, 5/15/2047	139,000	121,508
5.20%, 2/15/2049	91,000	84,328
Equinix, Inc.:
2.95%, 9/15/2051	145,000	92,648
3.00%, 7/15/2050	127,000	83,490
3.40%, 2/15/2052 (b)	126,000	88,543
ERP Operating LP:
4.00%, 8/1/2047	102,000	81,747
4.50%, 7/1/2044	186,000	162,650
4.50%, 6/1/2045	163,000	140,196
Essex Portfolio LP:
2.65%, 9/1/2050	170,000	101,177
4.50%, 3/15/2048	104,000	86,079
Federal Realty Investment Trust 4.50%, 12/1/2044	153,000	124,424
Healthpeak OP LLC 6.75%, 2/1/2041	156,000	165,279
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	108,000	82,907
Kilroy Realty LP:
2.50%, 11/15/2032	113,000	71,233
2.65%, 11/15/2033	100,000	62,116
Kimco Realty OP LLC:
3.70%, 10/1/2049	121,000	87,370
4.13%, 12/1/2046	180,000	136,712
4.25%, 4/1/2045	124,000	97,020
4.45%, 9/1/2047	86,000	68,866
Mid-America Apartments LP 2.88%, 9/15/2051	72,000	46,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
National Retail Properties, Inc.:
3.00%, 4/15/2052	$121,000	$75,638
3.10%, 4/15/2050	105,000	66,800
3.50%, 4/15/2051	99,000	68,062
4.80%, 10/15/2048	112,000	94,761
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	116,000	84,693
Prologis LP:
2.13%, 10/15/2050	108,000	61,162
3.00%, 4/15/2050	121,000	83,574
3.05%, 3/1/2050	130,000	90,059
4.38%, 9/15/2048	130,000	113,881
4.75%, 6/15/2033	391,000	388,251
5.25%, 6/15/2053	241,000	240,388
Realty Income Corp.:
1.80%, 3/15/2033	97,000	71,996
2.85%, 12/15/2032	100,000	82,600
4.65%, 3/15/2047	138,000	126,361
Regency Centers LP:
4.40%, 2/1/2047	127,000	104,125
4.65%, 3/15/2049	134,000	114,116
Simon Property Group LP:
3.25%, 9/13/2049	346,000	234,450
3.80%, 7/15/2050	194,000	144,002
4.25%, 10/1/2044 (b)	115,000	93,281
4.25%, 11/30/2046	97,000	80,188
4.75%, 3/15/2042	121,000	106,768
6.75%, 2/1/2040	179,000	199,125
COR, 5.85%, 3/8/2053	391,000	389,198
UDR, Inc.:
3.10%, 11/1/2034 (b)	58,000	47,355
Series MTN, 1.90%, 3/15/2033	114,000	85,264
Ventas Realty LP:
4.38%, 2/1/2045	132,000	107,267
4.88%, 4/15/2049	66,000	57,306
5.70%, 9/30/2043	189,000	182,882
VICI Properties LP 5.63%, 5/15/2052	93,000	83,734
Welltower OP LLC:
4.95%, 9/1/2048	96,000	82,608
6.50%, 3/15/2041	118,000	123,029
Weyerhaeuser Co.:
3.38%, 3/9/2033 (b)	98,000	85,874
7.38%, 3/15/2032	104,000	119,316
WP Carey, Inc. 2.25%, 4/1/2033	114,000	86,984
		9,573,345
RETAIL — 3.1%
Darden Restaurants, Inc. 4.55%, 2/15/2048	102,000	87,477
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	265,000	187,442
Security Description	Principal Amount	Value
Dollar General Corp.:
4.13%, 4/3/2050	$93,000	$75,659
5.00%, 11/1/2032	100,000	100,211
5.50%, 11/1/2052	138,000	140,251
Dollar Tree, Inc. 3.38%, 12/1/2051	134,000	94,666
Home Depot, Inc.:
2.38%, 3/15/2051	563,000	355,033
2.75%, 9/15/2051	348,000	238,516
3.13%, 12/15/2049	497,000	368,178
3.25%, 4/15/2032	106,000	96,764
3.30%, 4/15/2040	98,000	81,569
3.35%, 4/15/2050	411,000	318,661
3.50%, 9/15/2056	248,000	193,311
3.63%, 4/15/2052	576,000	463,732
3.90%, 6/15/2047	60,000	51,658
4.20%, 4/1/2043	259,000	234,711
4.25%, 4/1/2046	457,000	415,107
4.40%, 3/15/2045	392,000	364,266
4.50%, 12/6/2048	204,000	192,099
4.88%, 2/15/2044	483,000	478,194
4.95%, 9/15/2052 (b)	411,000	410,799
5.40%, 9/15/2040	86,000	90,394
5.88%, 12/16/2036	808,000	901,607
5.95%, 4/1/2041	269,000	301,592
Lowe's Cos., Inc.:
2.80%, 9/15/2041	395,000	279,415
3.00%, 10/15/2050	414,000	274,846
3.50%, 4/1/2051 (b)	66,000	47,546
3.70%, 4/15/2046	463,000	353,959
4.05%, 5/3/2047	244,000	197,381
4.25%, 4/1/2052	384,000	315,709
4.38%, 9/15/2045	187,000	157,164
4.45%, 4/1/2062	398,000	325,126
4.55%, 4/5/2049	191,000	164,109
4.65%, 4/15/2042	122,000	108,687
5.00%, 4/15/2040	170,000	161,429
5.13%, 4/15/2050	98,000	92,407
5.15%, 7/1/2033	540,000	545,098
5.50%, 10/15/2035	135,000	138,201
5.63%, 4/15/2053 (b)	367,000	368,872
5.80%, 9/15/2062	271,000	272,499
5.85%, 4/1/2063	140,000	141,968
COR, 5.75%, 7/1/2053	215,000	219,010
McDonald's Corp.:
5.15%, 9/9/2052	105,000	106,829
Series I, 6.30%, 10/15/2037	238,000	271,337
Series I, 6.30%, 3/1/2038	204,000	231,650
Series MTN, 3.63%, 5/1/2043	92,000	75,158
Series MTN, 3.63%, 9/1/2049	478,000	382,476
Series MTN, 3.70%, 2/15/2042	227,000	188,060
Series MTN, 4.20%, 4/1/2050	92,000	80,959

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/1/2047	$423,000	$387,451
Series MTN, 4.45%, 9/1/2048	169,000	156,489
Series MTN, 4.60%, 5/26/2045	133,000	123,412
Series MTN, 4.70%, 12/9/2035	200,000	199,650
Series MTN, 4.88%, 7/15/2040	139,000	135,158
Series MTN, 4.88%, 12/9/2045	445,000	431,272
Series MTN, 5.70%, 2/1/2039	12,000	12,680
Starbucks Corp.:
3.50%, 11/15/2050	354,000	274,669
3.75%, 12/1/2047	246,000	197,476
4.30%, 6/15/2045	127,000	112,676
4.45%, 8/15/2049	289,000	260,447
4.50%, 11/15/2048	365,000	331,256
Target Corp.:
2.95%, 1/15/2052 (b)	212,000	153,363
3.63%, 4/15/2046	153,000	127,360
3.90%, 11/15/2047	260,000	224,531
4.00%, 7/1/2042	215,000	196,478
4.80%, 1/15/2053	140,000	137,550
6.35%, 11/1/2032	97,000	110,091
6.50%, 10/15/2037	215,000	251,238
7.00%, 1/15/2038	140,000	171,158
TJX Cos., Inc. 4.50%, 4/15/2050	65,000	61,086
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	329,000	246,039
4.50%, 11/18/2034	18,000	16,355
4.65%, 6/1/2046	178,000	145,161
4.80%, 11/18/2044	181,000	154,467
Walmart, Inc.:
2.50%, 9/22/2041	285,000	216,036
2.65%, 9/22/2051 (b)	528,000	380,841
2.95%, 9/24/2049	265,000	201,530
3.63%, 12/15/2047	261,000	224,640
3.95%, 6/28/2038	264,000	251,663
4.00%, 4/11/2043	224,000	206,378
4.05%, 6/29/2048 (b)	263,000	244,616
4.30%, 4/22/2044	16,000	15,574
4.50%, 9/9/2052 (b)	289,000	288,795
5.00%, 10/25/2040	60,000	62,665
5.25%, 9/1/2035	309,000	338,404
5.63%, 4/1/2040	264,000	293,407
5.63%, 4/15/2041	136,000	154,261
6.20%, 4/15/2038	230,000	272,182
6.50%, 8/15/2037	236,754	288,523
		19,798,820
Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	$180,000	$167,418
Analog Devices, Inc.:
2.95%, 10/1/2051	397,000	290,886
5.30%, 12/15/2045	133,000	136,600
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	215,331	154,138
4.35%, 4/1/2047	222,000	207,783
5.10%, 10/1/2035	215,000	224,054
5.85%, 6/15/2041	125,000	138,530
Broadcom, Inc.:
2.60%, 2/15/2033 (e)	136,000	106,669
3.14%, 11/15/2035 (e)	1,097,315	845,646
3.19%, 11/15/2036 (e)	852,000	645,756
3.42%, 4/15/2033 (e)	361,000	301,969
3.47%, 4/15/2034 (e)	1,001,000	822,512
3.50%, 2/15/2041 (e)	956,000	720,422
3.75%, 2/15/2051 (e)	446,000	329,344
4.93%, 5/15/2037 (e)	876,000	794,821
Intel Corp.:
2.80%, 8/12/2041	211,000	153,378
3.05%, 8/12/2051	304,000	207,726
3.10%, 2/15/2060	204,000	134,181
3.20%, 8/12/2061	188,000	124,251
3.25%, 11/15/2049	511,000	363,801
3.73%, 12/8/2047	605,000	480,479
4.00%, 12/15/2032 (b)	111,000	105,884
4.10%, 5/19/2046	268,000	228,226
4.10%, 5/11/2047	198,000	167,651
4.25%, 12/15/2042	88,000	77,294
4.60%, 3/25/2040	135,800	127,516
4.75%, 3/25/2050	828,000	757,835
4.80%, 10/1/2041	196,000	188,417
4.90%, 7/29/2045	186,384	187,784
4.90%, 8/5/2052	510,000	474,917
4.95%, 3/25/2060 (b)	291,000	270,016
5.05%, 8/5/2062	228,000	211,151
5.63%, 2/10/2043	410,000	419,996
5.70%, 2/10/2053	601,000	612,293
5.90%, 2/10/2063	375,000	385,605
KLA Corp.:
3.30%, 3/1/2050	194,000	148,317
4.95%, 7/15/2052	348,000	344,739
5.00%, 3/15/2049	139,000	136,178
5.25%, 7/15/2062	289,000	292,315
Lam Research Corp.:
2.88%, 6/15/2050	178,000	125,474
3.13%, 6/15/2060 (b)	188,000	129,269
4.88%, 3/15/2049	163,000	161,292
Micron Technology, Inc.:
3.37%, 11/1/2041	174,000	123,253
3.48%, 11/1/2051	192,000	125,184
NVIDIA Corp.:
3.50%, 4/1/2040	414,000	355,046

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2050	$569,000	$466,091
3.70%, 4/1/2060	193,000	154,707
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	143,000	101,714
3.25%, 5/11/2041	237,000	172,273
3.25%, 11/30/2051	105,000	70,165
QUALCOMM, Inc.:
1.65%, 5/20/2032	99,000	80,000
3.25%, 5/20/2050 (b)	224,000	173,795
4.30%, 5/20/2047	470,000	435,018
4.50%, 5/20/2052	371,000	345,097
4.65%, 5/20/2035	189,000	191,225
4.80%, 5/20/2045	315,000	313,548
5.40%, 5/20/2033	150,000	160,965
6.00%, 5/20/2053	315,000	357,975
Texas Instruments, Inc.:
2.70%, 9/15/2051 (b)	114,000	81,730
3.88%, 3/15/2039	231,000	210,603
4.15%, 5/15/2048	283,000	263,085
COR, 5.00%, 3/14/2053	341,000	355,250
TSMC Arizona Corp.:
3.25%, 10/25/2051	299,000	233,193
4.50%, 4/22/2052	219,000	212,656
		17,885,106
SOFTWARE — 3.2%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	412,000	275,393
4.50%, 6/15/2047	102,000	96,122
Electronic Arts, Inc. 2.95%, 2/15/2051	338,000	232,084
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041 (b)	208,000	145,444
4.50%, 8/15/2046	121,000	100,155
5.63%, 7/15/2052	203,000	194,748
Fiserv, Inc. 4.40%, 7/1/2049	637,000	541,768
Microsoft Corp.:
2.53%, 6/1/2050	1,888,000	1,329,662
2.68%, 6/1/2060	910,000	628,537
2.92%, 3/17/2052	1,959,000	1,484,511
3.04%, 3/17/2062	598,000	448,518
3.45%, 8/8/2036	380,000	351,808
3.50%, 2/12/2035 (b)	344,000	326,408
3.50%, 11/15/2042	268,000	238,734
3.70%, 8/8/2046	525,000	476,170
3.75%, 2/12/2045	135,000	123,507
3.95%, 8/8/2056	133,000	121,245
4.00%, 2/12/2055	182,000	170,660
4.10%, 2/6/2037	174,000	172,488
4.20%, 11/3/2035	123,000	124,228
4.25%, 2/6/2047	299,000	293,172
4.45%, 11/3/2045	213,000	212,629
4.50%, 10/1/2040	211,000	215,066
Security Description	Principal Amount	Value
4.50%, 2/6/2057	$147,000	$151,282
5.20%, 6/1/2039	161,000	178,076
5.30%, 2/8/2041	223,000	247,546
Oracle Corp.:
3.60%, 4/1/2040	938,000	726,847
3.60%, 4/1/2050	1,469,000	1,040,478
3.65%, 3/25/2041	672,000	520,410
3.80%, 11/15/2037	386,000	321,059
3.85%, 7/15/2036	234,000	198,951
3.85%, 4/1/2060	1,207,000	842,100
3.90%, 5/15/2035	451,000	394,269
3.95%, 3/25/2051	1,137,000	854,160
4.00%, 7/15/2046	847,000	647,938
4.00%, 11/15/2047	748,000	570,926
4.10%, 3/25/2061	269,000	197,398
4.13%, 5/15/2045	689,000	542,209
4.30%, 7/8/2034	287,000	262,266
4.38%, 5/15/2055	373,000	294,715
4.50%, 7/8/2044	285,000	238,283
5.38%, 7/15/2040	595,000	569,611
5.55%, 2/6/2053 (b)	676,000	643,403
6.13%, 7/8/2039	305,000	317,932
6.50%, 4/15/2038	454,000	492,054
6.90%, 11/9/2052	776,000	869,842
Salesforce, Inc.:
2.70%, 7/15/2041	371,000	278,272
2.90%, 7/15/2051	577,000	409,647
3.05%, 7/15/2061	470,000	322,293
VMware, Inc. 2.20%, 8/15/2031	65,000	51,357
		20,486,381
TELECOMMUNICATIONS — 6.6%
America Movil SAB de CV:
4.38%, 7/16/2042	252,000	227,024
4.38%, 4/22/2049 (b)	321,000	285,420
6.13%, 11/15/2037	212,000	232,121
6.13%, 3/30/2040	611,000	660,784
6.38%, 3/1/2035 (b)	115,000	127,004
AT&T, Inc.:
2.55%, 12/1/2033	1,111,000	893,700
3.10%, 2/1/2043	105,000	77,532
3.30%, 2/1/2052 (b)	429,000	307,769
3.50%, 6/1/2041	847,000	668,554
3.50%, 9/15/2053	2,071,000	1,503,898
3.50%, 2/1/2061 (b)	138,000	97,091
3.55%, 9/15/2055	2,100,000	1,508,493
3.65%, 6/1/2051	1,076,000	814,435
3.65%, 9/15/2059	1,984,000	1,417,588
3.80%, 12/1/2057	1,909,000	1,418,005
3.85%, 6/1/2060	334,000	250,316
4.30%, 12/15/2042	425,000	370,124
4.35%, 6/15/2045	343,000	292,579
4.50%, 5/15/2035	648,000	607,668
4.50%, 3/9/2048	614,000	529,078
4.55%, 3/9/2049	373,000	324,305

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 6/1/2044	$160,000	$142,520
4.75%, 5/15/2046	685,000	616,541
4.80%, 6/15/2044 (b)	123,000	112,452
4.85%, 3/1/2039	214,000	200,726
4.85%, 7/15/2045	50,000	45,249
4.90%, 8/15/2037	163,000	155,481
5.15%, 3/15/2042	68,000	65,192
5.15%, 2/15/2050	116,000	110,470
5.25%, 3/1/2037	452,000	451,281
5.35%, 9/1/2040	143,000	141,660
5.45%, 3/1/2047	130,000	129,646
5.55%, 8/15/2041	123,000	124,792
5.65%, 2/15/2047	178,000	181,183
5.70%, 3/1/2057	65,000	66,005
6.00%, 8/15/2040	47,000	49,214
6.30%, 1/15/2038	93,000	102,485
6.38%, 3/1/2041	161,000	174,482
6.55%, 2/15/2039	68,000	75,090
5.15%, 11/15/2046	183,000	176,494
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052 (b)	156,000	120,502
4.30%, 7/29/2049	195,000	166,973
4.46%, 4/1/2048 (b)	245,000	215,066
Series US-4, 3.65%, 3/17/2051	332,000	254,126
Series US-5, 2.15%, 2/15/2032 (b)	100,000	81,891
Series US-6, 3.20%, 2/15/2052	153,000	106,861
Cisco Systems, Inc.:
5.50%, 1/15/2040	637,036	695,898
5.90%, 2/15/2039	736,000	830,716
Corning, Inc.:
3.90%, 11/15/2049	220,000	169,864
4.38%, 11/15/2057 (b)	123,000	104,596
4.70%, 3/15/2037	96,000	92,892
5.35%, 11/15/2048 (b)	83,000	82,715
5.45%, 11/15/2079	316,000	290,679
5.75%, 8/15/2040	117,000	122,498
5.85%, 11/15/2068	151,000	150,413
Deutsche Telekom International Finance BV 9.25%, 6/1/2032	99,000	128,771
Juniper Networks, Inc. 5.95%, 3/15/2041	65,000	65,813
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	47,704
Motorola Solutions, Inc. 5.50%, 9/1/2044	161,000	153,330
Nokia Oyj 6.63%, 5/15/2039	371,000	370,492
Orange SA:
5.38%, 1/13/2042	196,000	200,398
5.50%, 2/6/2044	191,000	201,211
Security Description	Principal Amount	Value
Rogers Communications, Inc.:
3.70%, 11/15/2049	$183,000	$134,135
4.30%, 2/15/2048	237,000	188,422
4.35%, 5/1/2049 (b)	355,000	287,550
4.50%, 3/15/2042 (e)	365,000	312,717
4.50%, 3/15/2043	187,000	157,880
4.55%, 3/15/2052 (e)	665,000	548,066
5.00%, 3/15/2044 (b)	242,000	217,667
5.45%, 10/1/2043	169,000	159,433
7.50%, 8/15/2038	138,000	158,921
Telefonica Emisiones SA:
4.67%, 3/6/2038	319,000	279,661
4.90%, 3/6/2048	349,000	288,466
5.21%, 3/8/2047	709,000	620,106
5.52%, 3/1/2049	390,000	350,201
7.05%, 6/20/2036	658,000	724,274
TELUS Corp.:
4.30%, 6/15/2049	115,000	96,809
4.60%, 11/16/2048	189,000	168,216
T-Mobile USA, Inc.:
2.25%, 11/15/2031	115,000	94,138
3.00%, 2/15/2041	840,000	621,953
3.30%, 2/15/2051	805,000	572,403
3.40%, 10/15/2052	759,000	546,601
3.60%, 11/15/2060	527,800	376,422
4.38%, 4/15/2040	506,000	453,255
4.50%, 4/15/2050	889,000	771,812
5.05%, 7/15/2033	209,000	210,012
5.65%, 1/15/2053	637,000	652,549
5.80%, 9/15/2062	216,000	223,011
Verizon Communications, Inc.:
2.65%, 11/20/2040	703,000	502,090
2.85%, 9/3/2041	490,000	357,269
2.88%, 11/20/2050	863,000	575,958
2.99%, 10/30/2056	950,000	617,757
3.00%, 11/20/2060	592,000	379,673
3.40%, 3/22/2041	1,274,000	1,014,091
3.55%, 3/22/2051	1,524,000	1,165,616
3.70%, 3/22/2061	1,283,000	959,196
3.85%, 11/1/2042	336,000	280,174
3.88%, 3/1/2052	339,000	274,082
4.00%, 3/22/2050	322,000	267,743
4.13%, 8/15/2046	237,000	202,818
4.27%, 1/15/2036	406,000	377,235
4.40%, 11/1/2034	306,000	290,666
4.52%, 9/15/2048	380,000	342,661
4.67%, 3/15/2055	201,000	181,845
4.75%, 11/1/2041	219,000	210,615
4.81%, 3/15/2039	293,000	280,366
4.86%, 8/21/2046	835,000	794,811
5.01%, 4/15/2049	123,000	118,862
5.01%, 8/21/2054	203,000	194,900
5.25%, 3/16/2037	330,000	339,237
5.50%, 3/16/2047	210,000	213,133
5.85%, 9/15/2035	80,000	84,634

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.55%, 9/15/2043 (b)	$188,000	$213,542
Vodafone Group PLC:
4.25%, 9/17/2050	349,000	285,304
4.38%, 2/19/2043	396,000	335,729
4.88%, 6/19/2049	605,000	546,599
5.00%, 5/30/2038	231,000	224,179
5.13%, 6/19/2059	169,000	154,062
5.63%, 2/10/2053	180,000	178,060
5.75%, 2/10/2063	217,000	215,045
6.15%, 2/27/2037	540,000	578,329
6.25%, 11/30/2032	116,000	126,004
		42,484,825
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044 (b)	276,000	241,500
6.35%, 3/15/2040	137,000	138,417
		379,917
TRANSPORTATION — 3.7%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	170,000	119,000
3.05%, 2/15/2051	166,000	120,564
3.30%, 9/15/2051	382,000	291,638
3.55%, 2/15/2050	190,000	152,538
3.90%, 8/1/2046	244,000	206,558
4.05%, 6/15/2048	20,000	17,540
4.13%, 6/15/2047	191,000	168,892
4.15%, 4/1/2045	326,497	290,579
4.15%, 12/15/2048	217,000	191,249
4.38%, 9/1/2042	254,000	234,805
4.40%, 3/15/2042	120,000	111,340
4.45%, 3/15/2043	163,000	150,620
4.45%, 1/15/2053	388,000	362,524
4.55%, 9/1/2044	251,000	237,767
4.70%, 9/1/2045	169,000	160,974
4.90%, 4/1/2044	357,000	350,035
4.95%, 9/15/2041	157,000	156,124
5.05%, 3/1/2041	162,000	162,988
5.15%, 9/1/2043	169,000	172,126
5.40%, 6/1/2041	197,000	205,292
5.75%, 5/1/2040	307,000	330,584
6.15%, 5/1/2037	194,000	219,994
6.20%, 8/15/2036	113,000	127,691
Canadian National Railway Co.:
2.45%, 5/1/2050	148,000	96,799
3.20%, 8/2/2046 (b)	169,000	128,579
3.65%, 2/3/2048	195,000	161,462
4.40%, 8/5/2052	158,000	148,223
4.45%, 1/20/2049	163,000	152,337
6.20%, 6/1/2036	122,000	138,121
6.25%, 8/1/2034	111,000	125,030
6.38%, 11/15/2037	135,000	153,319
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	151,000	120,471
Security Description	Principal Amount	Value
3.10%, 12/2/2051	$669,000	$480,482
4.80%, 8/1/2045	164,000	158,836
5.95%, 5/15/2037	137,000	146,886
6.13%, 9/15/2115	326,000	350,509
7.13%, 10/15/2031	98,000	112,028
CSX Corp.:
2.50%, 5/15/2051	111,000	71,734
3.35%, 9/15/2049	124,000	93,692
3.80%, 11/1/2046	238,000	194,139
3.80%, 4/15/2050	213,000	173,101
3.95%, 5/1/2050	152,000	127,200
4.10%, 11/15/2032 (b)	113,000	108,847
4.10%, 3/15/2044	201,000	175,161
4.25%, 11/1/2066	128,000	106,465
4.30%, 3/1/2048	228,000	202,184
4.40%, 3/1/2043	130,000	116,623
4.50%, 3/15/2049	141,000	128,098
4.50%, 11/15/2052	319,000	291,859
4.50%, 8/1/2054	149,000	132,431
4.65%, 3/1/2068	134,000	119,513
4.75%, 5/30/2042	189,000	178,492
4.75%, 11/15/2048	263,000	246,631
6.00%, 10/1/2036	132,000	142,357
6.15%, 5/1/2037	204,000	224,545
6.22%, 4/30/2040	250,000	276,690
FedEx Corp.:
3.25%, 5/15/2041	238,000	181,156
3.88%, 8/1/2042	111,000	90,621
3.90%, 2/1/2035	155,000	139,277
4.05%, 2/15/2048	501,000	407,042
4.10%, 4/15/2043	258,000	216,160
4.10%, 2/1/2045	133,000	109,855
4.40%, 1/15/2047	258,000	221,857
4.55%, 4/1/2046	395,000	347,505
4.75%, 11/15/2045	354,000	320,890
4.90%, 1/15/2034	116,000	115,974
4.95%, 10/17/2048	271,000	253,878
5.10%, 1/15/2044	167,000	158,752
5.25%, 5/15/2050 (b)	349,000	341,975
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	108,290	90,397
Kansas City Southern:
3.50%, 5/1/2050	108,000	81,481
4.20%, 11/15/2069	169,000	134,769
4.70%, 5/1/2048	156,000	142,650
4.30%, 5/15/2043	137,000	118,124
4.95%, 8/15/2045	197,000	184,321
Norfolk Southern Corp.:
2.90%, 8/25/2051	270,000	178,983
3.16%, 5/15/2055	193,000	132,205
3.40%, 11/1/2049	242,000	177,930
3.70%, 3/15/2053	331,000	255,482
3.94%, 11/1/2047	152,000	124,429

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/1/2042	$296,000	$250,890
4.05%, 8/15/2052	211,000	174,816
4.10%, 5/15/2049	182,000	151,801
4.10%, 5/15/2121	164,000	116,019
4.15%, 2/28/2048	136,000	115,357
4.45%, 6/15/2045	280,000	246,156
4.55%, 6/1/2053	132,000	118,617
4.65%, 1/15/2046	129,000	117,195
4.84%, 10/1/2041	170,000	159,844
5.10%, 8/1/2118	50,000	44,023
Union Pacific Corp.:
2.89%, 4/6/2036	214,000	176,193
2.95%, 3/10/2052	212,000	150,490
2.97%, 9/16/2062	259,000	171,862
3.20%, 5/20/2041	307,000	247,921
3.25%, 2/5/2050	396,000	301,213
3.35%, 8/15/2046	159,000	120,538
3.38%, 2/1/2035	136,000	119,001
3.38%, 2/14/2042	163,000	134,048
3.50%, 2/14/2053	394,000	310,898
3.55%, 5/20/2061	190,000	144,111
3.60%, 9/15/2037	123,000	107,985
3.75%, 2/5/2070	157,000	119,634
3.80%, 10/1/2051	303,000	254,517
3.80%, 4/6/2071	140,000	108,147
3.84%, 3/20/2060	288,000	232,370
3.85%, 2/14/2072	111,000	87,911
3.88%, 2/1/2055	135,000	111,109
3.95%, 8/15/2059	133,000	108,645
4.00%, 4/15/2047	180,000	156,398
4.05%, 11/15/2045	170,000	146,214
4.05%, 3/1/2046	133,000	113,711
4.10%, 9/15/2067	116,000	96,312
4.30%, 3/1/2049	192,000	172,161
4.50%, 1/20/2033	113,000	113,328
4.50%, 9/10/2048	203,000	183,232
4.95%, 9/9/2052	178,000	180,585
4.95%, 5/15/2053	195,000	197,229
5.15%, 1/20/2063	158,000	160,045
Series MTN, 3.55%, 8/15/2039	188,000	160,014
United Parcel Service, Inc.:
3.40%, 11/15/2046	150,000	119,347
3.63%, 10/1/2042	220,000	187,944
3.75%, 11/15/2047	279,000	238,891
4.25%, 3/15/2049	262,374	241,489
4.88%, 11/15/2040	187,000	187,512
5.05%, 3/3/2053	351,000	360,744
5.20%, 4/1/2040	160,000	166,928
5.30%, 4/1/2050	436,000	468,046
6.20%, 1/15/2038	541,000	616,551
		23,417,971
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	99,000	63,442
Security Description	Principal Amount	Value
4.90%, 3/15/2033	$123,000	$119,123
5.20%, 3/15/2044	122,000	110,737
		293,302
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051 (b)	199,000	145,915
3.45%, 5/1/2050	186,000	141,589
3.75%, 9/1/2047	247,000	199,013
4.00%, 12/1/2046	134,000	109,828
4.15%, 6/1/2049	278,000	237,704
4.20%, 9/1/2048	142,000	121,472
4.30%, 9/1/2045	99,000	86,087
6.59%, 10/15/2037	244,000	276,567
Essential Utilities, Inc.:
3.35%, 4/15/2050	162,000	115,522
4.28%, 5/1/2049	163,000	136,142
5.30%, 5/1/2052	168,000	162,772
		1,732,611
TOTAL CORPORATE BONDS & NOTES (Cost $750,245,355)		629,541,179
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	88,545	88,554
State Street Navigator Securities Lending Portfolio II (h) (i)	12,985,895	12,985,895
TOTAL SHORT-TERM INVESTMENTS (Cost $13,074,453)		13,074,449
TOTAL INVESTMENTS — 100.6% (Cost $763,319,808)		642,615,628
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,801,516)
NET ASSETS — 100.0%		$638,814,112
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$629,541,179	$—	$629,541,179
Short-Term Investments	13,074,449	—	—	13,074,449
TOTAL INVESTMENTS	$13,074,449	$629,541,179	$—	$642,615,628

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,028	$514,977	$57,677,898	$58,104,356	$39	$(4)	88,545	$88,554	$47,883
State Street Navigator Securities Lending Portfolio II	10,873,110	10,873,110	67,027,662	64,914,877	—	—	12,985,895	12,985,895	59,318
Total		$11,388,087	$124,705,560	$123,019,233	$39	$(4)		$13,074,449	$107,201
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$149,926,100	$99,771,134
1.13%, 8/15/2040	139,119,800	91,927,755
1.25%, 5/15/2050	219,764,100	127,806,559
1.38%, 11/15/2040	151,521,900	104,266,007
1.38%, 8/15/2050	195,540,900	117,477,306
1.63%, 11/15/2050	221,106,700	141,888,315
1.75%, 8/15/2041	278,940,000	201,926,409
1.88%, 2/15/2041	244,971,200	183,269,079
1.88%, 2/15/2051 (a)	193,668,600	132,330,123
1.88%, 11/15/2051	188,133,100	128,106,883
2.00%, 11/15/2041	186,799,400	140,916,797
2.00%, 2/15/2050	137,176,300	97,223,703
2.00%, 8/15/2051	203,303,800	143,011,517
2.25%, 5/15/2041	194,520,200	154,491,590
2.25%, 8/15/2046	100,784,400	76,013,484
2.25%, 8/15/2049	107,838,700	81,064,373
2.25%, 2/15/2052	273,570,300	204,109,091
2.38%, 2/15/2042	159,146,400	127,938,786
2.38%, 11/15/2049	92,268,300	71,291,679
2.38%, 5/15/2051	214,756,600	164,892,802
2.50%, 2/15/2045	53,755,700	42,878,570
2.50%, 2/15/2046	70,582,400	56,046,837
2.50%, 5/15/2046	68,309,100	54,209,675
2.75%, 8/15/2042	26,025,000	22,125,316
2.75%, 11/15/2042	58,502,500	49,580,869
2.75%, 8/15/2047	87,863,000	73,036,119
2.75%, 11/15/2047	52,910,600	44,023,273
2.88%, 5/15/2043	73,510,700	63,448,923
2.88%, 8/15/2045	44,928,800	38,273,721
2.88%, 11/15/2046	30,824,300	26,258,451
2.88%, 5/15/2049	155,931,700	133,394,696
2.88%, 5/15/2052	175,953,500	150,577,706
3.00%, 5/15/2042	76,668,700	68,031,492
3.00%, 11/15/2044	55,811,900	48,678,442
3.00%, 5/15/2045	54,578,700	47,517,581
3.00%, 11/15/2045	61,593,700	53,576,895
3.00%, 2/15/2047	60,259,200	52,425,504
3.00%, 5/15/2047	44,439,100	38,668,961
3.00%, 2/15/2048	106,116,000	92,553,049
3.00%, 8/15/2048	87,026,800	75,971,677
3.00%, 2/15/2049	116,489,600	101,964,803
3.00%, 8/15/2052 (a)	281,433,900	247,310,040
3.13%, 11/15/2041	35,076,000	31,963,005
3.13%, 2/15/2042	26,749,500	24,262,632
3.13%, 2/15/2043	77,863,300	69,967,475
3.13%, 8/15/2044	70,265,900	62,679,379
3.13%, 5/15/2048	104,081,800	92,909,269
3.25%, 5/15/2042	206,938,400	190,933,008
3.38%, 8/15/2042	219,054,300	205,739,906
3.38%, 5/15/2044	49,780,800	46,288,366
3.38%, 11/15/2048 (a)	126,024,000	117,891,514
3.50%, 2/15/2039	28,914,000	28,566,128
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$129,970,500	$126,091,693
3.63%, 2/15/2044	49,385,600	47,749,702
3.63%, 2/15/2053	206,453,500	205,001,874
3.75%, 8/15/2041	36,256,200	36,182,555
3.75%, 11/15/2043	54,528,600	53,821,432
3.88%, 8/15/2040	36,216,200	37,115,946
3.88%, 2/15/2043	150,720,700	152,063,056
4.00%, 11/15/2042	222,043,300	228,080,102
4.00%, 11/15/2052	221,619,300	235,297,366
4.25%, 5/15/2039	29,059,600	31,343,503
4.25%, 11/15/2040	39,672,600	42,561,261
4.38%, 2/15/2038	9,424,600	10,316,992
4.38%, 11/15/2039	30,796,500	33,621,116
4.38%, 5/15/2040	29,851,400	32,552,019
4.38%, 5/15/2041	22,345,800	24,304,549
4.50%, 2/15/2036 (a)	6,442,800	7,157,548
4.50%, 5/15/2038 (a)	19,840,100	21,985,311
4.50%, 8/15/2039	17,048,800	18,916,176
4.63%, 2/15/2040	28,256,500	31,770,902
4.75%, 2/15/2037	8,183,100	9,326,177
4.75%, 2/15/2041	41,598,000	47,369,722
5.00%, 5/15/2037	21,009,900	24,489,665
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,001,620,890)		6,498,595,341
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74%(b) (c) (Cost $1177222)	1,177,222	1,177,222
State Street Navigator Securities Lending Portfolio II (d) (e)	94,679,040	94,679,040
TOTAL SHORT-TERM INVESTMENTS (Cost $95,856,262)		95,856,262
TOTAL INVESTMENTS — 100.4% (Cost $8,097,477,152)		6,594,451,603
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(28,470,645)
NET ASSETS — 100.0%		$6,565,980,958
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$6,498,595,341	$—	$6,498,595,341
Short-Term Investments	95,856,262	—	—	95,856,262
TOTAL INVESTMENTS	$95,856,262	$6,498,595,341	$—	$6,594,451,603

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,609,311	$3,609,311	$222,779,387	$225,211,476	$—	$—	1,177,222	$1,177,222	$285,320
State Street Navigator Securities Lending Portfolio II	575,268,836	575,268,836	4,110,730,030	4,591,319,826	—	—	94,679,040	94,679,040	807,821
Total		$578,878,147	$4,333,509,417	$4,816,531,302	$—	$—		$95,856,262	$1,093,141
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.4%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$819,973	$724,183
1.50%, 12/1/2035	4,182,029	3,693,482
1.50%, 2/1/2036	3,094,332	2,732,850
1.50%, 4/1/2036	1,947,996	1,716,734
1.50%, 5/1/2036	412,865	363,851
1.50%, 6/1/2036	1,142,894	1,009,214
1.50%, 7/1/2036	857,990	756,131
1.50%, 12/1/2036	1,070,130	943,086
1.50%, 4/1/2037	1,404,613	1,235,178
1.50%, 5/1/2041	4,287,602	3,526,532
1.50%, 1/1/2042	1,820,868	1,497,655
1.50%, 12/1/2050	2,502,825	1,968,009
1.50%, 2/1/2051	8,592,255	6,756,217
1.50%, 5/1/2051	2,650,221	2,086,842
1.50%, 6/1/2051	13,715,100	10,798,162
1.50%, 10/1/2051	9,620,551	7,570,499
1.50%, 11/1/2051	2,354,689	1,852,685
1.50%, 3/1/2052	2,273,145	1,787,826
2.00%, 3/1/2028	201,579	192,757
2.00%, 2/1/2032	1,873,920	1,754,673
2.00%, 7/1/2035	1,145,394	1,037,803
2.00%, 8/1/2035	1,312,020	1,188,777
2.00% 9/1/2035	5,491,761	4,980,429
2.00%, 10/1/2035	211,413	191,555
2.00%, 11/1/2035	7,020,390	6,356,814
2.00%, 1/1/2036	1,174,104	1,063,816
2.00% 4/1/2036	4,506,777	4,077,209
2.00% 6/1/2036	1,446,532	1,308,654
2.00% 8/1/2036	1,474,186	1,333,672
2.00%, 9/1/2036	6,858,102	6,204,416
2.00%, 10/1/2036	3,550,531	3,212,109
2.00%, 1/1/2037	6,508,722	5,888,337
2.00%, 3/1/2037	900,872	815,773
2.00%, 4/1/2037	4,652,918	4,199,792
2.00%, 5/1/2041	3,355,546	2,867,189
2.00%, 7/1/2041	5,934,533	5,068,076
2.00%, 8/1/2041	8,685,895	7,415,712
2.00%, 8/1/2050	161,680	134,652
2.00% 9/1/2050	4,845,145	4,040,747
2.00%, 10/1/2050	11,157,807	9,285,625
2.00%, 11/1/2050	20,558,321	17,102,433
2.00% 12/1/2050	25,199,757	20,954,743
2.00%, 1/1/2051	21,574,587	17,934,466
2.00% 2/1/2051	34,129,763	28,426,800
2.00% 3/1/2051	7,245,580	6,013,109
2.00% 4/1/2051	37,866,028	31,437,178
2.00% 5/1/2051	7,499,010	6,242,926
2.00% 6/1/2051	1,959,383	1,627,237
2.00%, 8/1/2051	5,836,290	4,838,236
2.00% 9/1/2051	31,771,513	26,309,351
Security Description	Principal Amount	Value
2.00% 10/1/2051	$8,724,401	$7,226,970
2.00% 11/1/2051	55,397,941	45,873,041
2.00%, 12/1/2051	2,785,636	2,309,883
2.00% 2/1/2052	45,738,611	37,843,975
2.00% 3/1/2052	16,526,188	13,668,437
2.00%, 6/1/2052	2,905,812	2,400,307
2.50%, 4/1/2027	265,550	255,210
2.50%, 9/1/2027	180,570	173,205
2.50%, 10/1/2027	74,501	71,386
2.50% 1/1/2028	301,711	289,261
2.50%, 4/1/2028	112,758	108,592
2.50%, 5/1/2028	103,574	99,284
2.50% 6/1/2028	56,932	54,880
2.50%, 10/1/2029	20,786	19,867
2.50%, 1/1/2031	78,465	74,270
2.50%, 6/1/2031	389,526	367,236
2.50%, 10/1/2031	493,800	465,111
2.50%, 9/1/2032	937,893	883,404
2.50%, 11/1/2032	94,634	88,284
2.50%, 2/1/2033	74,918	69,962
2.50%, 4/1/2033	2,536,405	2,366,226
2.50%, 12/1/2033	1,840,191	1,716,725
2.50%, 1/1/2035	1,710,786	1,594,820
2.50%, 2/1/2035	528,188	492,385
2.50%, 4/1/2035	456,955	425,547
2.50%, 5/1/2035	1,476,696	1,375,200
2.50% 7/1/2035	5,324,868	4,958,880
2.50%, 8/1/2035	2,920,762	2,720,013
2.50%, 9/1/2035	2,372,260	2,209,211
2.50%, 10/1/2035	1,101,529	1,025,819
2.50%, 11/1/2035	1,452,816	1,352,949
2.50%, 12/1/2035	583,599	543,483
2.50%, 1/1/2036	754,917	702,981
2.50%, 4/1/2036	595,986	553,306
2.50%, 7/1/2036	2,076,927	1,928,199
2.50%, 10/1/2036	832,925	773,280
2.50%, 1/1/2037	4,487,518	4,166,168
2.50%, 2/1/2040	2,787,030	2,467,359
2.50%, 5/1/2040	117,280	103,723
2.50%, 8/1/2040	668,332	591,077
2.50%, 9/1/2040	3,023,804	2,674,269
2.50%, 6/1/2041	458,220	405,158
2.50%, 9/1/2046	92,355	81,289
2.50%, 1/1/2050	52,390	45,673
2.50%, 4/1/2050	1,149,866	1,002,327
2.50%, 5/1/2050	1,768,379	1,537,519
2.50% 6/1/2050	10,715,507	9,316,612
2.50% 7/1/2050	1,692,371	1,477,342
2.50%, 8/1/2050	10,006,248	8,693,738
2.50% 9/1/2050	20,197,600	17,621,970
2.50% 10/1/2050	52,387,454	45,675,428
2.50%, 11/1/2050	9,279,517	8,053,694
2.50% 1/1/2051	13,351,780	11,602,154
2.50% 6/1/2051	8,605,208	7,426,400
2.50%, 8/1/2051	8,731,665	7,543,130

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50% 9/1/2051	$49,686,038	$42,911,161
2.50% 10/1/2051	12,984,623	11,206,199
2.50%, 11/1/2051	37,721,849	32,534,525
2.50% 12/1/2051	15,560,054	13,413,063
2.50%, 1/1/2052	575,797	496,089
2.50% 2/1/2052	11,343,836	9,773,503
2.50%, 3/1/2052	3,140,310	2,709,871
2.50%, 4/1/2052	1,693,118	1,469,749
2.50%, 7/1/2052	3,894,237	3,358,721
3.00%, 10/1/2026	61,203	59,414
3.00%, 11/1/2026	109,206	105,836
3.00% 3/1/2027	681,928	660,522
3.00%, 6/1/2027	72,845	70,445
3.00%, 10/1/2028	61,722	59,718
3.00%, 2/1/2029	18,357	17,747
3.00%, 7/1/2029	31,626	30,559
3.00%, 8/1/2029	93,579	90,422
3.00%, 9/1/2029	21,642	20,911
3.00%, 10/1/2030	108,773	104,952
3.00%, 11/1/2030	146,013	140,884
3.00%, 12/1/2030	448,395	432,645
3.00%, 2/1/2031	402,834	385,788
3.00%, 8/1/2031	103,139	98,775
3.00%, 11/1/2031	128,237	123,791
3.00%, 2/1/2032	80,149	76,830
3.00%, 5/1/2032	255,892	245,063
3.00%, 6/1/2032	198,903	190,485
3.00%, 7/1/2032	96,570	92,483
3.00%, 10/1/2032	131,581	126,013
3.00%, 12/1/2032	2,314,961	2,216,992
3.00%, 1/1/2033	86,136	82,491
3.00%, 2/1/2033	114,873	110,119
3.00%, 3/1/2033	2,079,428	1,988,288
3.00% 4/1/2033	3,155,170	3,034,095
3.00%, 5/1/2033	69,828	66,828
3.00%, 7/1/2033	751,709	719,897
3.00% 9/1/2034	1,556,297	1,481,654
3.00%, 1/1/2035	2,720,041	2,580,679
3.00%, 4/1/2035	224,383	212,211
3.00%, 6/1/2035	251,512	237,869
3.00% 7/1/2035	4,646,787	4,421,360
3.00%, 12/1/2035	6,595,064	6,276,389
3.00%, 4/1/2036	162,110	152,602
3.00%, 8/1/2036	343,694	327,987
3.00%, 9/1/2036	189,636	180,321
3.00%, 11/1/2037	2,864,903	2,714,921
3.00%, 1/1/2038	108,550	102,173
3.00% 2/1/2038	681,561	640,978
3.00%, 11/1/2039	87,301	82,049
3.00%, 6/1/2042	1,835,275	1,691,972
3.00%, 8/1/2042	141,978	130,892
3.00%, 9/1/2042	102,906	94,871
3.00% 11/1/2042	879,083	811,560
3.00%, 1/1/2043	387,843	357,894
3.00% 2/1/2043	567,390	523,358
Security Description	Principal Amount	Value
3.00%, 3/1/2043	$164,797	$151,996
3.00% 4/1/2043	1,394,346	1,284,806
3.00%, 5/1/2043	761,521	704,359
3.00%, 6/1/2043	42,940	39,605
3.00%, 7/1/2043	73,336	67,640
3.00%, 8/1/2043	47,736	44,028
3.00%, 9/1/2043	47,882	44,163
3.00%, 10/1/2043	49,318	45,487
3.00%, 12/1/2044	93,901	86,347
3.00%, 1/1/2045	381,938	351,566
3.00% 6/1/2045	390,170	357,673
3.00% 7/1/2045	496,542	455,125
3.00%, 8/1/2045	442,189	408,044
3.00%, 5/1/2046	109,583	100,398
3.00% 6/1/2046	2,210,461	2,036,387
3.00% 7/1/2046	5,788,866	5,300,433
3.00% 8/1/2046	1,049,777	960,903
3.00% 9/1/2046	1,983,535	1,817,116
3.00% 10/1/2046	737,700	676,007
3.00%, 11/1/2046	160,227	146,797
3.00% 12/1/2046	3,715,433	3,400,937
3.00% 1/1/2047	756,801	692,909
3.00% 2/1/2047	7,219,429	6,611,873
3.00% 7/1/2047	802,486	734,661
3.00%, 12/1/2047	253,750	232,192
3.00%, 1/1/2048	1,138,052	1,041,366
3.00%, 2/1/2048	97,879	89,563
3.00%, 3/1/2048	585,645	535,890
3.00%, 10/1/2048	585,162	535,448
3.00%, 5/1/2049	101,997	92,316
3.00%, 7/1/2049	56,260	50,920
3.00%, 8/1/2049	1,252,614	1,133,718
3.00%, 9/1/2049	996,404	901,827
3.00% 10/1/2049	2,463,739	2,242,341
3.00%, 12/1/2049	502,718	457,990
3.00% 1/1/2050	1,266,064	1,148,959
3.00% 2/1/2050	12,031,566	10,933,127
3.00%, 3/1/2050	1,061,056	966,652
3.00% 4/1/2050	6,507,818	5,891,057
3.00%, 5/1/2050	407,876	369,142
3.00%, 8/1/2050	247,807	224,130
3.00% 9/1/2050	5,552,782	5,021,153
3.00%, 11/1/2050	1,919,121	1,738,375
3.00%, 4/1/2051	1,643,091	1,477,946
3.00%, 5/1/2051	3,448,393	3,100,920
3.00% 6/1/2051	19,137,127	17,204,161
3.00%, 7/1/2051	1,800,956	1,618,590
3.00%, 10/1/2051	3,731,719	3,351,943
3.00%, 11/1/2051	1,782,432	1,600,128
3.00% 12/1/2051	6,052,121	5,434,925
3.00%, 1/1/2052	6,656,154	5,977,067
3.00% 2/1/2052	7,852,073	7,048,633
3.00% 3/1/2052	24,618,040	22,076,352
3.00%, 4/1/2052	5,452,811	4,889,395
3.00%, 5/1/2052	2,942,750	2,644,499

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2052	$3,840,810	$3,450,124
3.50%, 2/1/2026	32,281	31,598
3.50%, 10/1/2026	45,680	44,611
3.50%, 1/1/2029	15,328	15,030
3.50%, 3/1/2029	337,813	330,747
3.50%, 4/1/2029	123,277	120,699
3.50%, 6/1/2029	27,400	26,852
3.50%, 8/1/2029	14,897	14,599
3.50%, 9/1/2029	325,085	318,286
3.50%, 2/1/2030	10,618	10,398
3.50%, 1/1/2034	79,614	77,677
3.50%, 3/1/2034	258,005	250,748
3.50%, 8/1/2034	88,708	86,213
3.50%, 7/1/2035	112,236	108,695
3.50%, 2/1/2039	48,175	45,896
3.50%, 3/1/2039	151,460	144,151
3.50%, 4/1/2039	78,601	74,783
3.50%, 10/1/2041	582,019	552,573
3.50% 2/1/2042	362,129	343,755
3.50%, 7/1/2042	11,443	10,886
3.50%, 8/1/2042	475,871	453,135
3.50%, 9/1/2042	123,397	117,283
3.50%, 3/1/2043	72,192	68,706
3.50%, 5/1/2043	193,152	183,827
3.50% 8/1/2043	985,518	937,088
3.50%, 11/1/2043	28,939	27,542
3.50%, 12/1/2043	541,014	519,038
3.50%, 1/1/2044	315,433	299,802
3.50%, 5/1/2044	90,900	86,026
3.50%, 6/1/2044	52,336	49,577
3.50%, 8/1/2044	24,460	23,170
3.50%, 10/1/2044	382,278	362,123
3.50%, 11/1/2044	40,369	38,241
3.50% 12/1/2044	205,637	194,682
3.50% 1/1/2045	448,527	424,498
3.50%, 2/1/2045	93,219	88,304
3.50%, 3/1/2045	198,971	189,130
3.50% 7/1/2045	90,112	85,419
3.50%, 8/1/2045	90,708	85,842
3.50%, 10/1/2045	85,088	80,523
3.50% 11/1/2045	175,322	165,815
3.50% 12/1/2045	543,643	514,290
3.50% 1/1/2046	508,345	481,573
3.50% 3/1/2046	699,228	661,464
3.50% 5/1/2046	220,040	207,495
3.50% 7/1/2046	3,204,491	3,052,468
3.50% 12/1/2046	271,530	256,147
3.50% 2/1/2047	3,791,814	3,576,582
3.50% 6/1/2047	1,391,020	1,314,741
3.50%, 7/1/2047	158,513	149,265
3.50%, 8/1/2047	140,816	132,732
3.50% 9/1/2047	3,011,665	2,836,958
3.50% 10/1/2047	937,456	883,494
3.50% 11/1/2047	1,754,295	1,667,608
3.50%, 12/1/2047	185,166	174,536
Security Description	Principal Amount	Value
3.50% 2/1/2048	$857,008	$807,011
3.50% 3/1/2048	4,564,959	4,298,563
3.50% 5/1/2048	186,638	176,772
3.50%, 6/1/2048	121,727	114,700
3.50%, 7/1/2048	1,516,906	1,427,934
3.50% 11/1/2048	676,890	642,458
3.50%, 3/1/2049	1,411,966	1,324,985
3.50% 4/1/2049	524,328	492,068
3.50%, 6/1/2049	109,794	103,031
3.50%, 7/1/2049	796,017	746,980
3.50% 8/1/2049	1,403,416	1,325,976
3.50% 9/1/2049	1,800,353	1,702,556
3.50% 10/1/2049	669,045	632,274
3.50% 12/1/2049	25,163,016	23,901,132
3.50% 1/1/2050	17,404,492	16,391,659
3.50% 6/1/2050	365,744	342,422
3.50%, 5/1/2051	472,951	440,521
3.50%, 6/1/2051	1,748,408	1,628,522
3.50%, 7/1/2051	191,205	178,063
3.50%, 9/1/2051	489,799	455,986
3.50%, 7/1/2052	1,463,698	1,363,335
3.50%, 9/1/2052	14,975,706	13,901,094
4.00%, 6/1/2025	44,381	43,696
4.00%, 2/1/2027	85,894	84,602
4.00%, 11/1/2033	30,359	30,066
4.00%, 6/1/2035	69,529	68,996
4.00%, 10/1/2039	236,906	231,957
4.00% 10/1/2040	490,116	479,848
4.00%, 12/1/2040	194,171	190,370
4.00% 1/1/2041	316,764	310,109
4.00%, 2/1/2041	32,261	31,583
4.00%, 12/1/2041	36,749	36,012
4.00%, 2/1/2042	103,042	100,878
4.00%, 4/1/2042	17,880	17,522
4.00%, 6/1/2042	63,784	62,498
4.00%, 10/1/2043	88,796	87,016
4.00%, 12/1/2043	560,699	548,862
4.00% 5/1/2044	39,714	38,823
4.00% 7/1/2044	125,798	122,917
4.00%, 8/1/2044	66,236	64,686
4.00%, 10/1/2044	61,003	59,633
4.00% 11/1/2044	288,136	281,397
4.00%, 12/1/2044	16,398	16,030
4.00%, 2/1/2045	334,820	326,741
4.00%, 4/1/2045	22,358	21,839
4.00% 5/1/2045	720,170	704,306
4.00%, 9/1/2045	72,246	70,502
4.00% 10/1/2045	396,193	386,698
4.00%, 11/1/2045	229,909	224,361
4.00% 12/1/2045	174,305	170,206
4.00%, 1/1/2046	279,777	273,287
4.00% 2/1/2046	1,393,518	1,359,891
4.00%, 9/1/2046	111,570	109,888
4.00%, 12/1/2046	160,536	156,662
4.00% 1/1/2047	2,338,869	2,282,515

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2047	$1,015,261	$988,902
4.00%, 5/1/2047	69,788	67,800
4.00%, 6/1/2047	77,832	75,690
4.00% 7/1/2047	314,739	306,501
4.00%, 8/1/2047	151,641	147,467
4.00%, 9/1/2047	76,300	74,200
4.00%, 11/1/2047	174,707	170,622
4.00%, 12/1/2047	84,631	82,301
4.00% 2/1/2048	594,201	577,274
4.00%, 3/1/2048	148,837	144,597
4.00%, 4/1/2048	127,882	124,175
4.00%, 5/1/2048	110,341	107,143
4.00%, 6/1/2048	1,904,718	1,873,350
4.00% 7/1/2048	114,600	111,278
4.00% 9/1/2048	1,029,501	998,684
4.00% 10/1/2048	1,133,519	1,100,052
4.00% 11/1/2048	598,586	586,277
4.00%, 12/1/2048	722,248	707,695
4.00% 1/1/2049	952,838	932,251
4.00% 3/1/2049	1,606,359	1,555,385
4.00%, 4/1/2049	1,980,524	1,935,317
4.00%, 6/1/2049	528,506	511,640
4.00% 7/1/2049	1,129,629	1,098,961
4.00%, 8/1/2049	168,021	162,659
4.00%, 9/1/2049	410,018	396,933
4.00%, 12/1/2049	66,214	64,101
4.00%, 1/1/2050	1,269,939	1,229,413
4.00%, 5/1/2050	268,059	259,491
4.00%, 6/1/2050	365,594	353,908
4.00%, 7/1/2050	153,892	148,973
4.00%, 2/1/2051	10,955,470	10,605,860
4.00% 8/1/2052	10,642,692	10,189,895
4.00%, 10/1/2052	1,220,528	1,171,156
4.50%, 2/1/2039	34,913	35,075
4.50%, 7/1/2041	63,996	64,297
4.50%, 9/1/2041	15,967	16,042
4.50%, 10/1/2041	140,746	141,443
4.50%, 1/1/2043	1,930,294	1,911,061
4.50%, 10/1/2043	42,564	42,772
4.50%, 3/1/2044	50,813	50,974
4.50%, 7/1/2044	186,088	186,678
4.50%, 8/1/2044	275,120	276,201
4.50%, 9/1/2044	120,869	123,026
4.50%, 10/1/2044	51,499	51,613
4.50%, 7/1/2045	168,114	168,946
4.50%, 8/1/2045	16,853	16,890
4.50%, 3/1/2046	179,494	179,937
4.50%, 8/1/2046	115,370	116,757
4.50%, 3/1/2047	256,231	256,546
4.50%, 7/1/2047	272,323	273,186
4.50%, 12/1/2047	123,126	122,947
4.50%, 6/1/2048	886,351	885,444
4.50%, 7/1/2048	44,672	44,457
4.50%, 8/1/2048	135,001	134,219
4.50% 9/1/2048	1,501,045	1,494,766
Security Description	Principal Amount	Value
4.50%, 11/1/2048	$25,278	$25,156
4.50% 1/1/2049	524,002	518,027
4.50% 3/1/2049	2,783,992	2,789,521
4.50%, 4/1/2049	132,773	131,755
4.50%, 5/1/2049	278,107	275,976
4.50%, 8/1/2049	3,208,340	3,189,748
4.50%, 2/1/2050	490,376	486,618
4.50%, 4/1/2050	694,967	688,240
4.50%, 7/1/2052	250,087	246,670
4.50%, 9/1/2052	341,630	337,777
5.00%, 12/1/2033	188,650	192,861
5.00%, 2/1/2038	1,163,049	1,171,036
5.00%, 9/1/2038	16,736	17,238
5.00%, 9/1/2039	69,640	71,845
5.00%, 12/1/2039	224,933	231,813
5.00%, 1/1/2040	106,613	109,874
5.00%, 12/1/2041	43,618	45,013
5.00%, 12/1/2044	159,492	164,426
5.00%, 7/1/2048	142,715	144,499
5.00% 8/1/2048	694,097	702,010
5.00% 9/1/2048	1,719,089	1,738,795
5.00%, 5/1/2049	1,156,499	1,169,268
5.00%, 9/1/2049	6,037,415	6,109,604
5.00%, 10/1/2049	1,945,884	1,968,067
5.00%, 11/1/2049	903,153	913,125
5.00%, 3/1/2050	1,658,458	1,676,770
5.00% 10/1/2052	13,529,503	13,530,728
5.00% 12/1/2052	9,169,080	9,235,385
5.00%, 2/1/2053	15,313,751	15,265,382
5.50%, 9/1/2035	3,096	3,230
5.50%, 12/1/2036	8,392	8,805
5.50%, 7/1/2037	83,171	87,268
5.50%, 4/1/2038	68,472	71,781
5.50%, 5/1/2038	2,520	2,641
5.50%, 8/1/2038	116,646	122,392
5.50% 12/1/2052	3,207,779	3,283,858
5.50% 2/1/2053	24,130,171	24,380,964
5.50%, 3/1/2053	496,104	506,645
6.00%, 7/1/2040	230,672	244,481
6.00%, 10/1/2052	2,475,342	2,544,839
6.00%, 12/1/2052	481,627	493,091
6.50%, 1/1/2053	4,899,136	5,054,995
6.50%, 2/1/2053	992,526	1,037,101
COR, 2.00%, 11/1/2036	425,025	384,513
COR, 2.00%, 3/1/2042	2,336,482	1,998,895
COR, 2.00%, 7/1/2051	716,289	594,020
COR, 3.00%, 5/1/2047	786,048	722,383
COR, 3.00%, 11/1/2050	337,059	304,658
COR, 3.00%, 1/1/2052	1,827,809	1,639,933
COR, 3.50%, 2/1/2052	1,328,691	1,235,937
COR, 3.50%, 5/1/2052	755,571	701,563
COR, 4.00%, 1/1/2046	136,813	134,133
COR, 4.00%, 4/1/2050	137,178	132,793
COR, 4.00%, 7/1/2050	450,061	436,589
COR, 4.00%, 4/1/2052	1,158,056	1,108,162

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COR, 4.00%, 5/1/2052	$702,430	$672,167
COR, 4.50%, 9/1/2049	500,526	496,691
COR, 4.50%, 6/1/2052	963,070	943,666
COR, 5.00%, 7/1/2052	1,768,670	1,767,947
COR, 5.00%, 9/1/2052	954,088	951,075
Federal National Mortgage Association:
1.50%, 10/1/2035	1,464,127	1,293,031
1.50% 11/1/2035	2,891,128	2,551,721
1.50% 12/1/2035	1,973,754	1,742,099
1.50%, 1/1/2036	2,153,656	1,901,983
1.50% 2/1/2036	6,773,626	5,983,964
1.50%, 3/1/2036	777,587	685,244
1.50%, 4/1/2036	1,125,626	991,950
1.50%, 6/1/2036	961,907	847,674
1.50%, 7/1/2036	2,772,644	2,443,374
1.50%, 8/1/2036	569,762	502,099
1.50%, 10/1/2036	1,004,735	885,416
1.50%, 11/1/2036	2,703,495	2,392,193
1.50%, 12/1/2036	386,427	340,536
1.50%, 1/1/2037	37,306,168	32,875,815
1.50%, 3/1/2037	27,835,266	24,476,143
1.50%, 4/1/2037	2,942,293	2,587,221
1.50%, 5/1/2041	5,153,620	4,238,827
1.50%, 1/1/2042	4,638,157	3,814,860
1.50%, 12/1/2050	19,319,135	15,190,400
1.50%, 1/1/2051	6,770,359	5,323,451
1.50%, 3/1/2051	8,490,059	6,686,976
1.50%, 5/1/2051	891,657	702,108
1.50%, 7/1/2051	4,537,277	3,572,274
1.50%, 9/1/2051	242,705	191,011
1.50%, 10/1/2051	19,229,095	15,131,498
1.50%, 11/1/2051	11,716,665	9,218,717
2.00%, 2/1/2028	443,820	421,339
2.00%, 11/1/2031	79,058	74,026
2.00%, 2/1/2032	647,762	606,539
2.00%, 4/1/2035	227,371	206,009
2.00%, 5/1/2035	1,282,333	1,161,856
2.00%, 7/1/2035	198,142	179,527
2.00%, 8/1/2035	4,133,654	3,749,175
2.00% 9/1/2035	13,913,310	12,609,741
2.00%, 10/1/2035	11,157,970	10,109,662
2.00%, 11/1/2035	3,221,160	2,918,527
2.00% 12/1/2035	9,948,198	9,012,909
2.00%, 1/1/2036	3,922,305	3,551,493
2.00% 2/1/2036	5,425,415	4,916,367
2.00%, 3/1/2036	2,675,004	2,423,684
2.00% 4/1/2036	4,607,223	4,169,432
2.00%, 5/1/2036	21,808,030	19,726,323
2.00% 7/1/2036	6,067,102	5,488,831
2.00%, 12/1/2036	18,599,086	16,826,702
2.00%, 4/1/2037	841,453	762,411
2.00%, 5/1/2037	5,287,083	4,772,525
2.00%, 8/1/2040	620,524	530,586
2.00%, 10/1/2040	3,030,132	2,590,141
Security Description	Principal Amount	Value
2.00%, 11/1/2040	$6,415,499	$5,482,390
2.00%, 12/1/2040	3,661,119	3,127,894
2.00%, 1/1/2041	8,981,784	7,673,087
2.00%, 5/1/2041	1,674,613	1,430,913
2.00%, 6/1/2041	593,564	507,047
2.00% 10/1/2041	6,914,913	5,906,502
2.00%, 11/1/2041	7,803,807	6,657,105
2.00%, 2/1/2042	3,872,534	3,300,718
2.00%, 4/1/2042	2,976,961	2,547,000
2.00%, 5/1/2042	5,649,937	4,831,292
2.00%, 6/1/2050	2,528,646	2,107,515
2.00% 7/1/2050	13,120,821	10,999,185
2.00%, 8/1/2050	5,310,882	4,459,154
2.00% 9/1/2050	13,128,871	11,002,081
2.00% 10/1/2050	23,591,385	19,655,128
2.00% 11/1/2050	39,492,922	33,088,362
2.00% 12/1/2050	18,909,875	15,738,728
2.00% 1/1/2051	69,342,468	57,730,679
2.00% 2/1/2051	56,746,129	47,407,200
2.00% 3/1/2051	52,962,024	44,097,148
2.00% 4/1/2051	32,015,343	26,604,664
2.00% 5/1/2051	38,326,426	31,908,279
2.00%, 6/1/2051	18,621,653	15,454,434
2.00% 7/1/2051	57,307,422	47,576,457
2.00% 8/1/2051	3,151,674	2,612,692
2.00%, 9/1/2051	12,361,985	10,244,064
2.00%, 10/1/2051	5,525,619	4,575,507
2.00% 11/1/2051	63,048,864	52,221,299
2.00%, 12/1/2051	1,355,002	1,123,576
2.00%, 1/1/2052	9,845,850	8,136,388
2.00% 2/1/2052	33,114,081	27,361,344
2.00%, 3/1/2052	4,820,468	3,982,258
2.00%, 5/1/2052	1,962,188	1,624,187
2.50% 12/1/2027	533,852	511,108
2.50%, 3/1/2028	96,048	92,497
2.50%, 5/1/2028	242,621	233,650
2.50% 7/1/2028	170,013	163,727
2.50%, 8/1/2028	80,211	77,245
2.50% 9/1/2028	1,068,802	1,023,295
2.50%, 10/1/2028	38,088	36,680
2.50%, 12/1/2028	1,213,474	1,168,606
2.50% 3/1/2029	203,817	195,446
2.50%, 6/1/2029	3,489,001	3,340,213
2.50%, 8/1/2029	213,948	204,597
2.50%, 2/1/2030	30,399	29,025
2.50%, 4/1/2030	148,193	140,130
2.50%, 5/1/2030	42,702	40,379
2.50%, 6/1/2030	722,495	683,185
2.50% 7/1/2030	991,249	953,961
2.50%, 8/1/2030	889,088	840,714
2.50%, 11/1/2030	134,111	126,814
2.50% 8/1/2031	1,066,315	1,004,338
2.50% 9/1/2031	1,284,310	1,209,662
2.50% 10/1/2031	2,156,261	2,050,673
2.50% 11/1/2031	1,365,631	1,286,926

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 12/1/2031	$173,992	$163,879
2.50%, 1/1/2032	149,573	140,880
2.50%, 2/1/2032	491,729	463,149
2.50%, 4/1/2032	321,808	300,219
2.50%, 6/1/2032	2,217,267	2,088,393
2.50%, 8/1/2032	308,987	291,027
2.50%, 10/1/2032	414,791	386,964
2.50%, 11/1/2032	263,444	245,771
2.50%, 12/1/2032	83,791	78,170
2.50% 1/1/2033	652,120	611,128
2.50%, 4/1/2033	703,856	662,946
2.50%, 12/1/2033	2,522,725	2,385,468
2.50%, 6/1/2034	174,789	162,944
2.50%, 8/1/2034	1,093,415	1,033,924
2.50% 10/1/2034	306,117	284,367
2.50% 11/1/2034	1,645,435	1,533,931
2.50%, 12/1/2034	1,099,976	1,025,435
2.50% 1/1/2035	3,442,709	3,209,409
2.50%, 2/1/2035	1,637,063	1,526,125
2.50%, 4/1/2035	958,246	893,309
2.50%, 6/1/2035	6,107,812	5,687,671
2.50%, 7/1/2035	1,473,574	1,374,717
2.50% 8/1/2035	8,427,920	7,848,183
2.50%, 11/1/2035	1,417,845	1,320,315
2.50%, 1/1/2036	411,503	383,197
2.50%, 2/1/2036	2,040,825	1,900,442
2.50%, 7/1/2036	1,694,455	1,573,101
2.50%, 10/1/2036	955,841	881,741
2.50%, 2/1/2040	3,218,676	2,849,711
2.50%, 7/1/2040	287,785	254,504
2.50%, 2/1/2041	5,114,481	4,522,428
2.50%, 6/1/2041	3,259,096	2,881,706
2.50%, 4/1/2042	4,696,571	4,151,621
2.50%, 12/1/2042	267,697	238,125
2.50%, 1/1/2043	4,022,704	3,578,313
2.50% 2/1/2043	1,078,796	959,620
2.50%, 4/1/2043	253,051	224,400
2.50%, 5/1/2043	185,594	164,580
2.50%, 8/1/2046	266,705	234,782
2.50%, 10/1/2046	742,569	653,686
2.50%, 4/1/2048	278,070	244,785
2.50% 11/1/2049	13,034,655	11,363,522
2.50%, 12/1/2049	1,409,872	1,229,117
2.50%, 1/1/2050	648,333	565,212
2.50%, 2/1/2050	950,724	828,834
2.50%, 3/1/2050	4,022,674	3,506,843
2.50% 5/1/2050	1,462,509	1,272,245
2.50% 6/1/2050	29,338,341	25,609,994
2.50% 7/1/2050	24,166,972	20,950,976
2.50% 8/1/2050	33,434,753	29,193,569
2.50% 9/1/2050	12,015,916	10,445,571
2.50% 10/1/2050	12,047,337	10,451,960
2.50% 11/1/2050	10,005,958	8,684,724
2.50% 12/1/2050	1,983,361	1,720,740
2.50% 2/1/2051	4,153,031	3,603,460
Security Description	Principal Amount	Value
2.50% 3/1/2051	$6,795,050	$5,899,019
2.50% 4/1/2051	20,841,887	18,073,288
2.50% 5/1/2051	20,584,921	17,853,097
2.50% 7/1/2051	32,036,183	27,704,247
2.50% 8/1/2051	30,893,656	26,688,485
2.50% 9/1/2051	27,533,280	23,784,257
2.50% 10/1/2051	33,922,499	29,299,769
2.50% 11/1/2051	13,065,630	11,271,644
2.50%, 12/1/2051	5,477,682	4,726,156
2.50% 1/1/2052	62,525,738	54,000,993
2.50%, 2/1/2052	9,227,586	7,964,863
2.50%, 7/1/2052	464,257	400,727
3.00% 12/1/2026	65,241	63,256
3.00%, 2/1/2027	8,931	8,652
3.00%, 4/1/2027	75,674	73,255
3.00%, 7/1/2027	103,287	99,931
3.00% 8/1/2027	291,828	282,318
3.00%, 6/1/2028	508,386	490,629
3.00%, 9/1/2028	73,719	71,328
3.00%, 10/1/2028	29,541	28,533
3.00%, 11/1/2028	52,747	50,947
3.00% 6/1/2029	521,486	503,678
3.00%, 7/1/2029	42,599	41,122
3.00% 8/1/2029	54,721	52,823
3.00%, 9/1/2029	20,823	20,101
3.00%, 10/1/2029	89,998	86,877
3.00% 2/1/2030	172,177	166,554
3.00% 3/1/2030	1,133,713	1,093,995
3.00%, 4/1/2030	69,696	67,248
3.00% 5/1/2030	751,536	725,604
3.00%, 6/1/2030	25,829	24,922
3.00%, 7/1/2030	399,799	386,159
3.00% 9/1/2030	330,549	319,245
3.00%, 11/1/2030	187,174	180,599
3.00%, 12/1/2030	37,230	35,922
3.00% 1/1/2031	1,095,285	1,057,814
3.00% 4/1/2031	211,799	202,831
3.00%, 1/1/2032	127,636	122,231
3.00%, 6/1/2032	121,303	117,164
3.00%, 7/1/2032	228,485	218,820
3.00%, 8/1/2032	791,969	758,468
3.00% 11/1/2032	2,940,308	2,824,711
3.00% 12/1/2032	493,547	472,659
3.00%, 1/1/2033	100,450	96,201
3.00%, 2/1/2033	1,056,819	1,012,115
3.00%, 3/1/2033	361,179	345,337
3.00%, 5/1/2033	63,683	60,989
3.00%, 9/1/2033	3,644,389	3,490,080
3.00% 2/1/2034	759,148	726,934
3.00%, 7/1/2034	750,598	714,589
3.00%, 10/1/2034	576,422	548,769
3.00%, 11/1/2034	519,928	493,015
3.00% 1/1/2035	588,507	560,211
3.00% 2/1/2035	1,105,646	1,052,522
3.00% 4/1/2035	751,215	714,925

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2035	$3,299,353	$3,139,969
3.00%, 12/1/2035	135,691	129,136
3.00%, 2/1/2036	1,220,742	1,153,339
3.00%, 6/1/2036	1,621,144	1,524,669
3.00%, 7/1/2036	1,160,331	1,091,278
3.00%, 8/1/2036	1,706,961	1,605,378
3.00%, 9/1/2036	169,552	159,462
3.00%, 12/1/2036	225,029	212,661
3.00%, 6/1/2037	2,834,094	2,665,435
3.00%, 8/1/2037	97,622	91,800
3.00%, 3/1/2038	768,512	722,681
3.00%, 8/1/2038	2,175,284	2,045,830
3.00%, 11/1/2039	146,198	137,412
3.00%, 2/1/2040	1,301,557	1,223,334
3.00%, 3/1/2040	3,092,752	2,908,310
3.00%, 4/1/2040	1,670,743	1,526,680
3.00%, 11/1/2041	5,412,618	4,953,972
3.00%, 6/1/2042	1,427,209	1,304,431
3.00%, 9/1/2042	79,676	73,452
3.00% 10/1/2042	318,297	293,432
3.00% 12/1/2042	231,543	213,456
3.00%, 1/1/2043	1,026,000	945,850
3.00% 2/1/2043	379,839	350,167
3.00%, 3/1/2043	356,224	326,038
3.00% 4/1/2043	325,485	299,908
3.00% 5/1/2043	1,233,593	1,135,723
3.00% 6/1/2043	444,593	409,658
3.00% 7/1/2043	255,753	235,658
3.00% 8/1/2043	3,805,112	3,516,984
3.00%, 9/1/2043	65,886	60,709
3.00%, 1/1/2044	74,112	68,288
3.00%, 3/1/2044	117,082	107,882
3.00% 10/1/2044	1,823,529	1,675,005
3.00%, 12/1/2044	423,778	383,547
3.00% 1/1/2045	415,577	382,485
3.00% 4/1/2045	247,500	227,224
3.00% 5/1/2045	366,097	335,242
3.00%, 8/1/2045	363,283	334,737
3.00% 11/1/2045	159,062	145,657
3.00%, 12/1/2045	76,109	69,695
3.00%, 4/1/2046	2,809,406	2,572,630
3.00% 5/1/2046	584,564	535,030
3.00%, 6/1/2046	4,377,029	4,025,250
3.00% 8/1/2046	1,387,179	1,269,647
3.00% 9/1/2046	5,875,325	5,389,791
3.00% 10/1/2046	7,368,484	6,754,161
3.00% 11/1/2046	2,884,909	2,642,307
3.00% 12/1/2046	361,433	331,256
3.00% 1/1/2047	4,112,922	3,788,638
3.00%, 2/1/2047	84,352	77,724
3.00% 3/1/2047	474,180	434,125
3.00% 4/1/2047	11,048,339	10,112,293
3.00% 7/1/2047	4,583,686	4,195,281
3.00%, 8/1/2047	378,740	346,647
3.00%, 9/1/2047	368,202	337,546
Security Description	Principal Amount	Value
3.00% 10/1/2047	$5,476,826	$5,012,455
3.00% 12/1/2047	1,964,627	1,798,151
3.00%, 1/1/2048	1,288,107	1,178,554
3.00%, 2/1/2048	992,425	908,019
3.00%, 4/1/2048	8,094,001	7,457,987
3.00%, 9/1/2048	1,615,192	1,478,326
3.00%, 11/1/2048	1,067,148	976,388
3.00%, 6/1/2049	403,806	365,472
3.00%, 7/1/2049	268,311	242,839
3.00% 9/1/2049	3,456,246	3,129,468
3.00% 10/1/2049	1,651,826	1,495,013
3.00% 11/1/2049	3,656,795	3,313,431
3.00% 12/1/2049	1,247,747	1,140,040
3.00% 1/1/2050	7,085,102	6,416,986
3.00% 2/1/2050	16,796,262	15,311,463
3.00% 3/1/2050	10,845,646	9,835,484
3.00% 4/1/2050	2,081,201	1,883,897
3.00%, 6/1/2050	276,227	249,940
3.00% 7/1/2050	9,187,251	8,328,399
3.00% 8/1/2050	16,008,147	14,490,795
3.00% 9/1/2050	9,689,321	8,762,216
3.00%, 1/1/2051	2,288,821	2,067,865
3.00%, 3/1/2051	1,333,053	1,199,402
3.00%, 4/1/2051	2,847,986	2,561,739
3.00% 5/1/2051	12,243,781	11,029,904
3.00% 6/1/2051	4,301,116	3,876,001
3.00% 7/1/2051	5,242,601	4,711,673
3.00%, 8/1/2051	7,036,908	6,322,476
3.00%, 9/1/2051	8,174,510	7,342,500
3.00%, 11/1/2051	1,003,567	901,934
3.00% 12/1/2051	2,375,472	2,141,665
3.00%, 1/1/2052	152,265	136,612
3.00% 2/1/2052	4,289,627	3,864,466
3.00%, 3/1/2052	897,151	804,659
3.00%, 4/1/2052	13,299,806	11,926,075
3.00% 5/1/2052	10,583,242	9,500,902
3.50% 12/1/2025	35,382	34,623
3.50%, 1/1/2026	3,330	3,258
3.50%, 1/1/2027	20,559	20,100
3.50%, 1/1/2028	44,340	43,149
3.50%, 2/1/2028	934,440	913,814
3.50%, 10/1/2028	446,226	437,131
3.50%, 1/1/2029	41,493	40,648
3.50%, 5/1/2029	55,372	54,213
3.50%, 10/1/2029	20,046	19,627
3.50%, 9/1/2030	4,804,975	4,701,231
3.50%, 12/1/2030	58,845	57,574
3.50%, 3/1/2031	342,791	335,390
3.50%, 6/1/2031	290,783	284,505
3.50%, 4/1/2032	178,993	174,665
3.50% 5/1/2032	2,767,545	2,709,520
3.50%, 7/1/2032	5,034,906	4,908,529
3.50% 9/1/2032	984,342	960,418
3.50%, 2/1/2033	97,184	94,729
3.50%, 3/1/2033	188,290	183,737

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2033	$313,542	$303,307
3.50%, 5/1/2033	209,781	204,484
3.50%, 6/1/2033	70,637	68,853
3.50%, 3/1/2034	215,105	210,601
3.50%, 4/1/2034	286,078	278,026
3.50% 6/1/2034	165,566	160,742
3.50%, 7/1/2034	40,768	39,621
3.50% 11/1/2034	550,750	534,982
3.50%, 5/1/2035	901,334	879,540
3.50%, 9/1/2035	511,939	500,886
3.50%, 2/1/2036	1,450,014	1,402,927
3.50%, 7/1/2037	88,858	85,136
3.50%, 10/1/2037	357,637	342,660
3.50%, 11/1/2037	836,603	801,567
3.50%, 2/1/2038	477,400	457,407
3.50%, 12/1/2038	75,441	71,801
3.50%, 6/1/2039	52,578	50,027
3.50%, 8/1/2039	1,831,722	1,772,239
3.50%, 9/1/2040	368,628	348,861
3.50%, 12/1/2040	82,181	77,911
3.50%, 1/1/2041	73,282	69,474
3.50%, 2/1/2042	98,390	93,322
3.50% 5/1/2042	306,669	291,458
3.50%, 6/1/2042	144,858	137,673
3.50%, 7/1/2042	74,565	70,867
3.50%, 9/1/2042	285,696	271,526
3.50%, 10/1/2042	539,111	512,372
3.50%, 1/1/2043	50,306	47,811
3.50%, 2/1/2043	715,967	683,989
3.50%, 4/1/2043	154,223	146,762
3.50% 5/1/2043	206,746	196,541
3.50%, 6/1/2043	564,017	536,266
3.50% 8/1/2043	1,357,916	1,296,977
3.50%, 1/1/2044	45,538	43,297
3.50%, 5/1/2044	281,015	268,907
3.50%, 8/1/2044	101,822	97,234
3.50%, 9/1/2044	142,217	135,181
3.50%, 10/1/2044	96,695	91,510
3.50%, 11/1/2044	444,147	422,177
3.50% 12/1/2044	1,233,628	1,167,477
3.50% 1/1/2045	152,404	144,232
3.50% 2/1/2045	5,644,417	5,373,221
3.50%, 3/1/2045	86,030	81,798
3.50%, 4/1/2045	171,286	161,939
3.50% 5/1/2045	424,770	402,697
3.50%, 6/1/2045	311,459	294,462
3.50% 7/1/2045	1,177,733	1,114,413
3.50% 8/1/2045	3,086,855	2,929,146
3.50% 9/1/2045	627,698	594,612
3.50%, 10/1/2045	242,648	229,407
3.50% 11/1/2045	1,953,071	1,848,832
3.50% 12/1/2045	1,978,190	1,870,242
3.50% 2/1/2046	880,515	831,396
3.50% 3/1/2046	5,904,601	5,626,650
3.50% 4/1/2046	946,026	891,544
Security Description	Principal Amount	Value
3.50% 5/1/2046	$227,380	$214,285
3.50% 6/1/2046	292,808	276,208
3.50% 7/1/2046	416,559	393,529
3.50% 8/1/2046	3,243,109	3,074,076
3.50% 10/1/2046	610,936	575,751
3.50%, 11/1/2046	162,137	152,799
3.50%, 12/1/2046	71,094	66,999
3.50% 1/1/2047	2,962,099	2,828,282
3.50% 2/1/2047	801,753	761,054
3.50% 3/1/2047	346,665	326,490
3.50% 4/1/2047	363,517	344,655
3.50% 5/1/2047	12,538,933	11,833,684
3.50%, 6/1/2047	689,489	651,864
3.50%, 7/1/2047	4,126,168	3,921,516
3.50%, 8/1/2047	89,773	84,534
3.50% 9/1/2047	939,815	885,848
3.50%, 10/1/2047	81,961	77,178
3.50% 11/1/2047	4,305,194	4,069,606
3.50% 12/1/2047	7,713,637	7,294,395
3.50% 1/1/2048	8,942,892	8,453,006
3.50% 2/1/2048	4,079,567	3,848,580
3.50% 3/1/2048	6,452,633	6,082,803
3.50% 4/1/2048	614,804	579,972
3.50% 5/1/2048	1,214,692	1,152,026
3.50%, 6/1/2048	143,910	135,474
3.50% 7/1/2048	10,389,991	9,835,584
3.50%, 8/1/2048	143,213	135,996
3.50%, 9/1/2048	20,742	19,526
3.50% 11/1/2048	1,215,961	1,145,001
3.50% 4/1/2049	3,388,566	3,205,130
3.50%, 6/1/2049	4,052,202	3,850,822
3.50%, 7/1/2049	1,267,535	1,189,462
3.50%, 8/1/2049	2,412,548	2,263,949
3.50% 9/1/2049	4,465,334	4,225,560
3.50%, 10/1/2049	1,096,910	1,029,346
3.50%, 11/1/2049	590,670	554,288
3.50%, 12/1/2049	258,886	243,509
3.50% 1/1/2050	1,809,866	1,698,388
3.50%, 2/1/2050	622,333	584,001
3.50%, 3/1/2050	418,332	395,191
3.50% 4/1/2050	9,879,290	9,268,266
3.50% 5/1/2050	5,739,865	5,430,836
3.50% 6/1/2050	809,009	757,474
3.50%, 8/1/2050	1,201,792	1,124,953
3.50%, 11/1/2050	803,312	752,200
3.50%, 1/1/2051	1,860,583	1,745,981
3.50%, 6/1/2051	2,016,418	1,878,136
3.50%, 8/1/2051	1,271,191	1,183,819
3.50%, 9/1/2051	634,636	590,819
3.50%, 4/1/2052	1,050,953	976,885
3.50% 5/1/2052	2,527,494	2,358,296
3.50% 6/1/2052	19,427,560	18,036,107
3.50%, 9/1/2052	2,967,585	2,754,662
4.00%, 5/1/2026	501,088	492,728
4.00%, 6/1/2026	242,265	238,584

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/2026	$10,441	$10,266
4.00%, 9/1/2027	43,118	42,347
4.00%, 5/1/2029	1,166,528	1,146,188
4.00%, 11/1/2033	33,081	32,732
4.00%, 1/1/2034	90,133	89,360
4.00%, 2/1/2034	68,359	67,638
4.00%, 8/1/2034	593,346	586,864
4.00%, 5/1/2037	58,868	58,315
4.00%, 6/1/2038	1,680,371	1,665,799
4.00%, 9/1/2038	89,839	89,016
4.00%, 2/1/2039	395,591	391,966
4.00%, 12/1/2039	1,577,904	1,544,831
4.00%, 9/1/2040	478,240	468,194
4.00%, 10/1/2040	85,767	83,965
4.00%, 12/1/2040	74,113	72,556
4.00%, 2/1/2041	106,347	104,113
4.00% 10/1/2041	401,690	393,787
4.00%, 12/1/2041	29,439	28,821
4.00%, 2/1/2042	216,289	212,054
4.00%, 4/1/2042	166,078	162,572
4.00%, 12/1/2042	217,050	212,469
4.00%, 9/1/2043	167,048	163,776
4.00% 10/1/2043	248,919	243,903
4.00%, 12/1/2043	51,378	50,284
4.00%, 2/1/2044	54,901	53,732
4.00%, 4/1/2044	9,437,013	9,283,094
4.00%, 5/1/2044	205,165	200,369
4.00%, 6/1/2044	27,620	26,974
4.00% 7/1/2044	1,392,225	1,362,412
4.00% 8/1/2044	307,342	302,701
4.00%, 9/1/2044	15,462	15,101
4.00% 10/1/2044	21,684	21,177
4.00% 11/1/2044	375,414	366,637
4.00% 12/1/2044	1,216,221	1,200,509
4.00%, 1/1/2045	134,770	131,619
4.00% 3/1/2045	1,924,752	1,884,324
4.00% 6/1/2045	1,402,780	1,369,751
4.00%, 7/1/2045	381,148	371,953
4.00%, 8/1/2045	296,649	290,330
4.00% 9/1/2045	292,314	285,261
4.00% 12/1/2045	1,576,219	1,541,686
4.00%, 2/1/2046	66,698	65,089
4.00% 3/1/2046	7,509,954	7,352,021
4.00% 4/1/2046	364,616	355,957
4.00%, 6/1/2046	111,170	109,494
4.00%, 7/1/2046	163,002	158,769
4.00% 9/1/2046	2,022,857	1,981,450
4.00%, 10/1/2046	595,810	580,337
4.00% 11/1/2046	3,031,982	2,967,909
4.00%, 12/1/2046	326,823	318,335
4.00%, 2/1/2047	134,150	131,875
4.00% 3/1/2047	465,985	453,390
4.00% 4/1/2047	10,074,216	9,905,426
4.00% 5/1/2047	648,391	631,905
4.00% 6/1/2047	2,093,702	2,034,090
Security Description	Principal Amount	Value
4.00% 7/1/2047	$1,935,608	$1,897,120
4.00% 8/1/2047	441,512	430,726
4.00% 9/1/2047	4,258,320	4,146,894
4.00% 10/1/2047	4,137,756	4,019,944
4.00% 11/1/2047	279,863	271,895
4.00% 1/1/2048	5,052,738	4,908,874
4.00% 2/1/2048	4,492,105	4,364,517
4.00%, 4/1/2048	76,987	75,464
4.00% 5/1/2048	161,251	156,424
4.00% 6/1/2048	2,027,344	1,966,649
4.00% 7/1/2048	1,913,796	1,856,500
4.00% 8/1/2048	2,221,158	2,161,586
4.00% 9/1/2048	5,378,652	5,224,573
4.00% 10/1/2048	6,825,351	6,658,463
4.00% 11/1/2048	825,648	800,930
4.00% 12/1/2048	2,750,521	2,678,493
4.00% 1/1/2049	987,471	965,702
4.00% 2/1/2049	224,253	219,438
4.00% 3/1/2049	2,815,548	2,736,757
4.00%, 4/1/2049	223,783	220,210
4.00%, 5/1/2049	60,921	58,977
4.00% 6/1/2049	5,946,735	5,791,859
4.00% 7/1/2049	5,966,884	5,846,924
4.00%, 8/1/2049	28,203	27,303
4.00%, 9/1/2049	1,832,620	1,774,139
4.00% 12/1/2049	1,970,581	1,914,988
4.00%, 3/1/2050	655,170	634,213
4.00% 4/1/2050	3,928,758	3,811,787
4.00% 6/1/2050	1,497,048	1,449,161
4.00%, 7/1/2050	456,491	441,889
4.00%, 9/1/2050	698,939	676,635
4.00%, 10/1/2050	1,373,247	1,329,319
4.00%, 12/1/2050	649,616	628,836
4.00%, 8/1/2051	788,458	763,297
4.00%, 4/1/2052	788,148	756,273
4.00%, 5/1/2052	1,919,882	1,836,286
4.00% 8/1/2052	20,261,500	19,417,054
4.00%, 10/1/2052	13,575,777	12,974,764
4.50%, 11/1/2024	4,875	4,821
4.50%, 3/1/2029	303,034	299,417
4.50%, 4/1/2031	25,179	25,304
4.50%, 6/1/2040	639,986	642,534
4.50%, 8/1/2040	1,204,417	1,209,213
4.50%, 9/1/2040	1,088,159	1,092,492
4.50%, 5/1/2041	65,233	65,493
4.50%, 9/1/2041	34,603	34,732
4.50%, 1/1/2042	84,244	84,558
4.50% 10/1/2042	609,534	614,094
4.50% 9/1/2043	159,943	160,579
4.50%, 10/1/2043	84,216	84,546
4.50% 12/1/2043	543,099	549,861
4.50%, 3/1/2044	28,288	28,350
4.50%, 4/1/2044	11,637	11,663
4.50%, 5/1/2044	56,713	56,936
4.50% 6/1/2044	1,395,530	1,404,013

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/1/2044	$309,571	$310,804
4.50%, 10/1/2044	75,788	75,955
4.50%, 12/1/2044	242,883	246,224
4.50%, 5/1/2045	243,317	246,457
4.50%, 10/1/2045	512,156	514,164
4.50%, 5/1/2046	357,687	357,334
4.50%, 7/1/2046	100,188	101,565
4.50%, 8/1/2046	142,577	143,482
4.50%, 3/1/2047	2,019,876	2,014,984
4.50%, 5/1/2047	1,621,794	1,628,252
4.50%, 7/1/2047	302,436	304,252
4.50% 8/1/2047	1,068,922	1,066,333
4.50%, 9/1/2047	116,156	115,874
4.50%, 12/1/2047	120,130	119,839
4.50%, 1/1/2048	280,194	279,515
4.50% 2/1/2048	3,462,879	3,454,492
4.50%, 6/1/2048	95,065	94,514
4.50% 7/1/2048	289,596	287,918
4.50% 8/1/2048	320,242	318,596
4.50% 9/1/2048	1,122,672	1,118,704
4.50% 10/1/2048	3,769,459	3,749,092
4.50% 11/1/2048	3,960,670	3,943,086
4.50%, 12/1/2048	102,382	101,789
4.50% 2/1/2049	4,789,612	4,763,059
4.50%, 3/1/2049	1,051,218	1,047,703
4.50%, 4/1/2049	198,644	197,121
4.50% 5/1/2049	1,903,102	1,891,359
4.50% 6/1/2049	601,697	597,085
4.50%, 7/1/2049	296,105	293,836
4.50% 8/1/2049	3,001,529	3,009,882
4.50% 9/1/2049	1,785,448	1,771,765
4.50%, 11/1/2049	4,824,502	4,819,733
4.50% 2/1/2050	986,199	978,641
4.50% 3/1/2050	3,685,410	3,665,427
4.50%, 4/1/2050	1,646,788	1,655,240
4.50%, 5/1/2050	918,978	911,935
4.50%, 6/1/2050	1,274,705	1,262,353
4.50%, 9/1/2050	1,561,061	1,552,017
4.50%, 10/1/2050	412,536	410,146
4.50%, 12/1/2050	159,568	158,345
4.50%, 7/1/2052	954,646	935,689
4.50% 8/1/2052	48,970,426	47,972,500
5.00%, 6/1/2039	181,778	185,631
5.00%, 8/1/2039	232,078	239,171
5.00%, 6/1/2040	89,654	92,422
5.00%, 7/1/2040	45,574	46,981
5.00%, 9/1/2040	42,157	43,459
5.00%, 2/1/2041	30,389	31,328
5.00%, 6/1/2041	564,226	581,629
5.00%, 3/1/2042	79,752	82,214
5.00%, 7/1/2044	32,534	33,233
5.00%, 1/1/2045	18,001	18,388
5.00%, 5/1/2048	291,666	294,989
5.00%, 7/1/2048	176,651	178,664
5.00% 8/1/2048	221,492	225,087
Security Description	Principal Amount	Value
5.00%, 9/1/2048	$479,165	$484,625
5.00%, 10/1/2048	803,718	812,875
5.00%, 11/1/2048	469,853	475,206
5.00%, 1/1/2049	75,735	76,598
5.00%, 8/1/2049	777,201	786,056
5.00%, 10/1/2049	538,090	544,221
5.00%, 12/1/2049	6,744,227	6,821,068
5.00%, 3/1/2050	824,262	833,344
5.00% 10/1/2052	5,769,859	5,785,469
5.50%, 1/1/2035	150,202	156,047
5.50%, 4/1/2036	71,625	74,643
5.50%, 11/1/2038	36,646	38,375
5.50%, 12/1/2038	14,953	15,674
5.50%, 12/1/2039	28,803	30,162
5.50%, 7/1/2041	62,203	65,205
5.50%, 4/1/2050	746,230	773,036
5.50%, 12/1/2052	3,007,656	3,071,554
5.50% 2/1/2053	3,726,844	3,814,711
6.00%, 1/1/2037	15,199	16,077
6.00%, 9/1/2037	21,180	22,403
6.00%, 9/1/2039	16,457	17,424
6.00%, 6/1/2040	39,744	42,039
6.00%, 10/1/2040	50,796	53,781
COR, 2.00%, 3/1/2051	1,449,959	1,202,080
COR, 2.00%, 6/1/2051	2,680,530	2,221,028
COR, 2.00%, 8/1/2051	4,770,223	3,955,927
COR, 2.00%, 9/1/2051	1,841,519	1,527,253
COR, 2.00%, 11/1/2051	940,519	778,508
COR, 2.50%, 11/1/2036	503,072	467,043
COR, 2.50%, 5/1/2051	983,288	850,361
COR, 2.50% 10/1/2051	3,368,329	2,908,272
COR, 2.50%, 2/1/2052	1,826,248	1,577,718
COR, 3.00%, 12/1/2050	66,952	60,502
COR, 3.00%, 10/1/2051	1,690,200	1,517,739
COR, 3.00%, 3/1/2052	333,891	299,468
COR, 3.50%, 10/1/2043	63,800	60,661
COR, 4.00%, 8/1/2042	1,614,183	1,562,870
COR, 4.00%, 11/1/2048	302,638	293,577
COR, 4.00%, 5/1/2049	2,239,706	2,190,986
COR, 4.00%, 8/1/2050	136,975	132,604
COR, 4.00%, 11/1/2050	171,759	166,278
COR, 4.00%, 1/1/2051	1,027,947	995,144
COR, 4.00%, 5/1/2052	136,513	130,503
COR, 4.50%, 5/1/2048	824,723	826,608
COR, 4.50%, 8/1/2048	280,819	279,192
COR, 4.50%, 9/1/2049	166,659	165,382
COR, 4.50%, 3/1/2050	1,018,650	1,010,843
COR, 4.50%, 6/1/2052	1,655,537	1,626,936
COR, 5.00%, 9/1/2052	1,917,533	1,922,188
TBA, 2.00%, 4/15/2038 (a)	19,200,000	17,336,506
TBA, 2.00%, 4/15/2053 (a)	11,525,000	9,522,646
TBA, 2.50%, 4/15/2038 (a)	2,000,000	1,855,304
TBA, 2.50%, 4/15/2053 (a)	6,450,000	5,557,507
TBA, 3.50%, 4/15/2038	3,000,000	2,901,369
TBA, 3.50%, 4/15/2053 (a)	16,175,000	15,017,614

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TBA, 4.00%, 4/15/2038 (a)	$4,000,000	$3,937,792
TBA, 4.00%, 4/15/2053 (a)	15,225,000	14,553,821
TBA, 4.50%, 4/15/2038	3,300,000	3,290,305
TBA, 4.50%, 4/15/2053 (a)	23,725,000	23,234,865
TBA, 5.00%, 4/15/2053 (a)	18,950,000	18,891,463
TBA, 5.50%, 4/15/2053 (a)	22,200,000	22,422,222
TBA, 6.00%, 4/15/2053	32,600,000	33,263,084
Government National Mortgage Association:
1.50%, 2/20/2051	803,682	652,785
1.50%, 9/20/2051	893,892	722,436
1.50%, 10/20/2051	447,419	361,292
1.50%, 11/20/2051	455,868	367,204
2.00%, 8/20/2050	3,938,171	3,352,636
2.00%, 9/20/2050	2,669,261	2,272,390
2.00%, 11/20/2050	2,092,079	1,781,024
2.00%, 12/20/2050	9,720,987	8,275,652
2.00%, 1/20/2051	22,675,609	19,304,155
2.00%, 2/20/2051	3,810,632	3,249,178
2.00% 3/20/2051	19,046,062	16,236,232
2.00%, 4/20/2051	16,541,914	14,094,397
2.00%, 5/20/2051	17,173,944	14,627,593
2.00%, 6/20/2051	27,971,082	23,815,192
2.00%, 7/20/2051	3,057,338	2,602,137
2.00%, 8/20/2051	10,907,438	9,280,073
2.00%, 9/20/2051	11,844,509	10,073,666
2.00%, 10/20/2051	9,829,671	8,357,015
2.00%, 11/20/2051	11,278,140	9,584,985
2.00%, 12/20/2051	14,711,455	12,498,309
2.00%, 1/20/2052	29,090,712	24,705,382
2.00%, 4/20/2052	3,599,942	3,054,159
2.00%, 5/20/2052	3,327,807	2,823,282
2.50%, 1/20/2043	33,350	29,904
2.50%, 3/20/2043	204,965	183,600
2.50%, 8/20/2046	528,048	472,238
2.50%, 10/20/2046	112,633	100,728
2.50%, 12/20/2046	1,152,624	1,030,802
2.50%, 9/20/2048	5,755,224	5,146,947
2.50%, 12/20/2049	689,904	611,712
2.50%, 1/20/2050	756,160	670,459
2.50%, 2/20/2050	879,931	777,927
2.50%, 6/20/2050	2,033,627	1,797,884
2.50%, 7/20/2050	2,372,246	2,097,249
2.50%, 8/20/2050	7,490,076	6,621,807
2.50%, 9/20/2050	12,332,795	10,903,145
2.50%, 10/20/2050	14,673,283	12,972,318
2.50%, 11/20/2050	1,174,360	1,038,225
2.50%, 12/20/2050	7,028,314	6,226,745
2.50%, 1/20/2051	14,989,477	13,267,202
2.50% 2/20/2051	21,873,879	19,346,219
2.50% 3/20/2051	10,604,628	9,371,225
2.50% 4/20/2051	16,281,939	14,397,529
2.50%, 5/20/2051	2,454,326	2,164,381
2.50%, 6/20/2051	17,578,516	15,496,409
2.50%, 7/20/2051	13,988,379	12,343,956
Security Description	Principal Amount	Value
2.50%, 8/20/2051	$4,543,682	$4,008,460
2.50%, 9/20/2051	7,461,514	6,578,493
2.50%, 10/20/2051	10,461,509	9,218,835
2.50%, 11/20/2051	7,612,573	6,706,479
2.50%, 12/20/2051	907,510	799,728
2.50%, 1/20/2052	16,134,426	14,193,377
2.50%, 2/20/2052	11,547,429	10,158,149
2.50%, 3/20/2052	1,688,814	1,485,836
2.50%, 4/20/2052	2,831,809	2,491,248
2.50%, 5/20/2052	5,707,313	5,020,878
2.50%, 6/20/2052	3,324,381	2,928,578
2.50%, 7/20/2052	3,485,789	3,070,769
2.50%, 12/20/2052	2,510,872	2,213,093
3.00%, 5/20/2032	137,546	130,922
3.00%, 5/15/2042	50,008	46,334
3.00%, 7/20/2042	96,732	90,079
3.00%, 8/20/2042	8,539,633	7,952,293
3.00%, 9/20/2042	147,371	137,235
3.00%, 12/20/2042	123,480	114,988
3.00%, 1/20/2043	183,995	171,340
3.00%, 3/20/2043	603,294	561,771
3.00% 4/20/2043	148,246	138,042
3.00%, 7/20/2043	2,863,039	2,665,985
3.00%, 8/20/2043	250,692	233,438
3.00%, 10/20/2043	578,680	538,852
3.00%, 11/20/2044	87,872	81,777
3.00%, 12/20/2044	174,610	162,499
3.00%, 2/15/2045	61,861	57,139
3.00%, 3/15/2045	34,553	31,751
3.00%, 3/20/2045	17,590	16,280
3.00%, 4/20/2045	5,184,862	4,798,657
3.00%, 5/20/2045	74,377	68,837
3.00%, 6/20/2045	6,431,823	5,952,736
3.00%, 7/20/2045	773,623	715,998
3.00%, 8/20/2045	34,467	31,900
3.00%, 9/20/2045	209,348	193,754
3.00%, 12/20/2045	88,385	81,801
3.00%, 1/20/2046	312,493	289,216
3.00% 2/20/2046	3,823,735	3,551,814
3.00%, 5/20/2046	99,576	92,106
3.00%, 6/20/2046	3,098,666	2,866,183
3.00%, 7/20/2046	71,773	66,388
3.00%, 8/20/2046	6,914,562	6,395,783
3.00%, 9/20/2046	2,658,101	2,458,672
3.00%, 10/20/2046	408,005	377,394
3.00%, 12/20/2046	542,240	501,557
3.00%, 1/20/2047	1,197,861	1,107,989
3.00%, 2/20/2047	166,549	154,054
3.00%, 6/20/2047	45,359	41,935
3.00%, 7/20/2047	3,064,024	2,832,693
3.00%, 9/20/2047	57,924	53,598
3.00%, 10/20/2047	1,354,070	1,251,839
3.00%, 11/20/2047	2,935,983	2,714,319
3.00%, 12/20/2047	1,477,267	1,365,735
3.00%, 1/20/2048	561,088	518,726

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/20/2048	$258,868	$239,323
3.00%, 3/20/2048	332,158	307,081
3.00%, 4/20/2048	458,540	423,921
3.00%, 9/20/2048	233,969	216,304
3.00%, 12/20/2048	100,761	93,154
3.00%, 6/20/2049	84,703	78,308
3.00%, 8/20/2049	1,357,970	1,248,820
3.00%, 9/20/2049	2,156,128	1,984,160
3.00%, 11/20/2049	2,198,623	2,019,457
3.00%, 12/20/2049	1,261,183	1,158,409
3.00%, 1/20/2050	12,509,790	11,486,884
3.00%, 2/20/2050	3,488,028	3,201,847
3.00%, 3/20/2050	695,263	638,236
3.00%, 4/20/2050	10,131,342	9,298,783
3.00%, 5/20/2050	7,992,748	7,334,696
3.00%, 6/20/2050	9,928,512	9,109,552
3.00%, 7/20/2050	10,146,904	9,318,722
3.00%, 8/20/2050	4,648,481	4,263,611
3.00%, 9/20/2050	1,577,117	1,446,540
3.00%, 10/20/2050	1,224,816	1,123,408
3.00%, 12/20/2050	1,455,228	1,334,293
3.00%, 1/20/2051	2,072,000	1,899,489
3.00%, 5/20/2051	5,858,958	5,358,802
3.00%, 6/20/2051	1,633,060	1,493,197
3.00%, 7/20/2051	3,314,422	3,029,637
3.00%, 8/20/2051	6,242,566	5,704,445
3.00%, 12/20/2051	6,446,929	5,884,007
3.00%, 1/20/2052	682,588	622,797
3.00%, 5/20/2052	7,691,596	6,993,607
3.00%, 6/20/2052	961,278	874,058
3.00%, 8/20/2052	2,891,847	2,632,639
3.00%, 9/20/2052	2,997,830	2,729,959
3.00%, 1/20/2053	2,085,798	1,900,003
3.50%, 12/20/2041	1,612,711	1,549,841
3.50%, 2/15/2042	78,497	75,392
3.50%, 4/15/2042	26,392	25,348
3.50%, 4/20/2042	920,937	885,222
3.50%, 6/20/2042	200,117	192,356
3.50%, 9/20/2042	654,100	628,734
3.50%, 10/20/2042	809,257	777,124
3.50%, 11/20/2042	13,208	12,696
3.50% 2/20/2043	535,642	514,844
3.50% 3/20/2043	104,282	100,226
3.50% 4/20/2043	108,708	104,480
3.50%, 5/20/2043	87,889	84,454
3.50%, 6/20/2043	852,793	819,462
3.50%, 7/20/2043	468,860	450,535
3.50%, 9/20/2043	102,734	98,719
3.50%, 10/20/2043	526,412	505,838
3.50%, 11/20/2043	471,475	453,048
3.50%, 1/20/2044	64,022	61,520
3.50%, 3/20/2044	722,176	693,950
3.50%, 4/20/2044	72,465	69,556
3.50%, 5/20/2044	78,787	75,624
3.50%, 6/20/2044	1,827,053	1,753,698
Security Description	Principal Amount	Value
3.50%, 7/20/2044	$37,575	$36,066
3.50%, 8/20/2044	55,385	53,162
3.50%, 10/20/2044	1,499,374	1,439,175
3.50%, 11/20/2044	143,009	137,267
3.50%, 12/20/2044	15,100	14,493
3.50%, 1/20/2045	538,408	516,791
3.50%, 2/20/2045	161,626	155,137
3.50%, 3/20/2045	18,147	17,346
3.50% 4/20/2045	1,719,059	1,643,223
3.50%, 5/20/2045	153,565	146,791
3.50%, 6/20/2045	32,700	31,258
3.50%, 7/20/2045	273,744	261,668
3.50%, 8/20/2045	168,680	161,239
3.50%, 9/20/2045	86,121	82,322
3.50%, 10/20/2045	290,187	277,385
3.50%, 11/20/2045	751,141	718,005
3.50%, 12/20/2045	21,554	20,603
3.50% 1/20/2046	3,784,472	3,617,523
3.50% 2/20/2046	3,742,723	3,577,615
3.50%, 4/20/2046	1,808,580	1,722,829
3.50%, 5/20/2046	725,750	691,340
3.50%, 6/20/2046	448,879	427,596
3.50%, 7/20/2046	7,143,338	6,804,644
3.50%, 8/20/2046	282,455	269,062
3.50%, 9/20/2046	320,607	305,406
3.50%, 10/20/2046	359,075	342,050
3.50%, 11/20/2046	1,678,861	1,599,259
3.50%, 12/20/2046	1,081,052	1,029,795
3.50%, 1/20/2047	69,485	66,190
3.50%, 2/20/2047	775,774	738,991
3.50%, 3/20/2047	305,244	290,611
3.50%, 5/20/2047	232,879	221,716
3.50%, 6/20/2047	127,001	121,138
3.50%, 7/20/2047	153,615	146,484
3.50%, 8/20/2047	269,527	256,607
3.50%, 9/20/2047	2,032,941	1,935,488
3.50%, 10/20/2047	1,944,440	1,851,230
3.50%, 12/20/2047	1,064,026	1,013,020
3.50%, 1/20/2048	4,615,047	4,393,815
3.50% 2/20/2048	874,954	833,104
3.50%, 4/20/2048	125,456	119,442
3.50%, 5/20/2048	1,051,358	1,000,959
3.50%, 6/20/2048	56,132	53,442
3.50%, 8/20/2048	40,496	38,539
3.50%, 11/20/2048	661,286	629,334
3.50%, 2/20/2049	57,679	54,892
3.50%, 3/20/2049	133,747	127,285
3.50%, 6/20/2049	2,177,887	2,066,291
3.50%, 7/20/2049	705,917	669,651
3.50%, 8/20/2049	1,059,062	1,004,509
3.50%, 9/20/2049	2,081,108	1,973,347
3.50%, 10/20/2049	6,863,053	6,507,678
3.50%, 12/20/2049	1,952,040	1,850,434
3.50%, 1/20/2050	7,055,508	6,682,019
3.50%, 2/20/2050	6,682,336	6,334,512

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/20/2050	$2,132,498	$2,021,499
3.50%, 5/20/2050	1,573,106	1,491,011
3.50%, 6/20/2050	6,568,508	6,215,451
3.50%, 7/20/2050	1,787,499	1,693,733
3.50%, 11/20/2050	913,533	865,859
3.50%, 12/20/2050	3,831,688	3,624,550
3.50%, 1/20/2051	1,447,835	1,369,566
3.50%, 2/20/2051	1,379,166	1,307,006
3.50%, 5/20/2051	262,454	247,982
3.50%, 6/20/2051	3,204,050	3,027,372
3.50%, 7/20/2051	569,857	538,522
3.50%, 8/20/2051	7,838,679	7,376,413
3.50%, 9/20/2051	2,511,889	2,363,757
3.50%, 4/20/2052	1,708,426	1,601,122
3.50%, 6/20/2052	3,385,698	3,173,047
3.50%, 12/20/2052	6,478,923	6,071,991
3.50%, 3/20/2053	306,000	289,127
4.00%, 2/15/2040	4,536	4,474
4.00%, 4/15/2040	43,408	42,806
4.00%, 11/20/2041	42,220	41,610
4.00%, 2/20/2042	44,959	44,309
4.00%, 5/20/2042	41,531	40,892
4.00%, 8/20/2042	19,551	19,250
4.00%, 8/20/2043	45,682	44,979
4.00%, 11/20/2043	270,658	266,491
4.00%, 3/20/2044	46,063	45,299
4.00%, 7/15/2044	56,592	55,362
4.00%, 7/20/2044	48,127	47,329
4.00%, 8/20/2044	116,902	114,964
4.00%, 12/20/2044	124,186	122,127
4.00%, 1/20/2045	44,324	43,590
4.00%, 2/20/2045	133,422	131,210
4.00%, 5/15/2045	15,104	14,761
4.00%, 6/15/2045	23,878	23,336
4.00%, 7/20/2045	154,471	151,650
4.00%, 8/20/2045	28,103	27,590
4.00%, 10/20/2045	54,920	53,917
4.00%, 11/20/2045	148,238	145,530
4.00%, 1/20/2046	35,281	34,636
4.00%, 4/20/2046	117,515	115,369
4.00%, 5/20/2046	257,684	252,977
4.00%, 1/20/2047	200,193	195,591
4.00%, 3/20/2047	123,115	120,284
4.00%, 4/20/2047	30,432	29,720
4.00%, 5/20/2047	75,550	73,785
4.00%, 6/20/2047	80,808	78,920
4.00%, 7/20/2047	1,661,690	1,622,865
4.00%, 8/20/2047	88,121	86,062
4.00%, 9/20/2047	429,167	419,139
4.00%, 11/20/2047	1,275,875	1,246,064
4.00%, 2/20/2048	2,484,686	2,428,551
4.00%, 3/20/2048	1,322,692	1,291,787
4.00%, 4/20/2048	3,217,668	3,135,845
4.00%, 5/20/2048	1,819,291	1,773,028
4.00%, 6/20/2048	2,976,492	2,900,802
Security Description	Principal Amount	Value
4.00%, 8/20/2048	$1,358,656	$1,324,106
4.00%, 9/20/2048	148,630	144,851
4.00%, 10/20/2048	278,583	271,499
4.00%, 11/20/2048	198,665	193,613
4.00%, 2/20/2049	330,757	322,346
4.00%, 3/20/2049	869,006	846,908
4.00%, 4/20/2049	284,762	277,236
4.00%, 5/20/2049	2,044,090	1,990,067
4.00%, 6/20/2049	2,673,158	2,602,508
4.00%, 7/20/2049	7,590,893	7,390,273
4.00%, 10/20/2049	714,441	695,559
4.00%, 11/20/2049	107,880	105,029
4.00%, 12/20/2049	562,625	547,755
4.00%, 1/20/2050	739,632	720,084
4.00%, 2/20/2050	366,508	356,822
4.00%, 3/20/2050	5,199,668	5,062,246
4.00%, 6/20/2050	4,315,423	4,201,370
4.00%, 7/20/2050	908,946	885,833
4.00%, 8/20/2050	587,026	571,512
4.00%, 11/20/2051	1,736,661	1,688,408
4.00%, 6/20/2052	1,493,523	1,437,539
4.00%, 9/20/2052	9,860,971	9,486,375
4.00%, 10/20/2052	12,650,233	12,169,679
4.00%, 11/20/2052	5,769,088	5,549,933
4.50%, 6/15/2039	7,856	7,920
4.50%, 4/15/2040	41,361	41,693
4.50%, 6/15/2040	25,970	26,178
4.50%, 9/20/2040	40,051	40,634
4.50%, 3/15/2041	23,410	23,598
4.50%, 6/15/2041	9,379	9,455
4.50%, 7/15/2041	20,716	20,884
4.50%, 7/20/2041	77,491	78,609
4.50%, 12/20/2041	65,965	66,925
4.50%, 10/20/2043	16,516	16,690
4.50%, 12/20/2043	46,535	47,025
4.50%, 1/20/2044	38,124	38,526
4.50%, 4/20/2044	52,858	53,415
4.50%, 5/20/2045	26,635	26,905
4.50%, 10/20/2045	37,494	37,874
4.50%, 11/20/2045	101,559	102,587
4.50%, 1/20/2046	2,023,597	2,044,080
4.50%, 6/20/2046	78,690	79,520
4.50%, 7/20/2046	41,300	41,718
4.50%, 12/20/2046	182,469	184,393
4.50%, 3/20/2047	432,655	436,374
4.50%, 6/20/2047	421,815	421,579
4.50%, 8/20/2047	58,097	58,064
4.50%, 12/20/2047	32,471	32,424
4.50%, 1/20/2048	63,852	63,758
4.50%, 3/20/2048	637,870	636,933
4.50%, 4/20/2048	711,535	710,490
4.50%, 6/20/2048	387,952	387,383
4.50%, 7/20/2048	400,529	399,942
4.50%, 8/20/2048	840,609	839,376
4.50%, 9/20/2048	1,211,520	1,209,743

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/20/2048	$64,889	$64,794
4.50%, 12/20/2048	1,401,104	1,399,049
4.50%, 1/20/2049	1,916,404	1,910,606
4.50%, 2/20/2049	355,169	354,648
4.50%, 4/20/2049	174,890	174,634
4.50%, 5/20/2049	146,349	146,135
4.50%, 6/20/2049	3,265,962	3,261,173
4.50%, 7/20/2049	802,995	801,818
4.50%, 9/20/2049	318,011	317,545
4.50%, 2/20/2050	1,951,540	1,948,678
4.50%, 4/20/2050	3,021,148	3,016,207
4.50%, 5/20/2050	547,701	546,898
4.50%, 10/20/2050	2,744,426	2,740,401
4.50%, 12/20/2051	739,185	738,101
4.50%, 10/20/2052	2,075,474	2,043,938
4.50%, 12/20/2052	13,983,899	13,771,417
4.50%, 1/20/2053	14,810,918	14,585,870
5.00%, 12/15/2038	14,589	14,968
5.00%, 5/15/2039	20,890	21,403
5.00%, 5/20/2041	457,443	471,260
5.00%, 11/20/2042	59,746	61,643
5.00%, 3/20/2043	13,867	14,292
5.00%, 4/20/2043	35,786	36,922
5.00%, 5/20/2043	11,450	11,814
5.00%, 8/20/2043	50,246	51,770
5.00%, 5/20/2044	31,269	32,217
5.00%, 6/20/2044	17,883	18,425
5.00%, 7/20/2044	46,070	47,461
5.00%, 12/20/2045	230,641	237,637
5.00%, 4/20/2048	23,118	23,490
5.00%, 5/20/2048	138,275	140,475
5.00%, 7/20/2048	47,146	47,896
5.00%, 10/20/2048	68,144	69,315
5.00%, 1/20/2049	434,950	441,673
5.00%, 2/20/2049	281,482	285,832
5.00%, 4/20/2049	203,036	206,438
5.00%, 6/20/2049	1,322,500	1,342,941
5.00%, 7/20/2049	187,566	190,550
5.00%, 5/20/2050	514,778	523,051
5.00%, 11/20/2052	11,217,051	11,228,205
5.00%, 12/20/2052	10,882,557	10,893,378
5.50%, 9/15/2035	26,273	27,073
5.50%, 7/15/2038	7,788	8,120
5.50%, 3/15/2039	47,758	50,557
5.50%, 2/20/2049	48,805	50,017
5.50%, 12/20/2052	11,156,406	11,285,218
6.00%, 8/15/2040	15,037	15,959
6.00%, 9/15/2040	26,185	27,785
6.00%, 1/20/2046	68,304	71,601
6.00%, 12/20/2052	161,212	164,289
6.00%, 1/20/2053	1,145,037	1,166,890
6.50%, 1/20/2053	3,485,373	3,587,489
Security Description	Principal Amount	Value
COR, 2.50%, 8/20/2052	$1,688,620	$1,487,572
COR, 2.50%, 9/20/2052	724,122	637,908
COR, 3.00%, 1/20/2044	66,340	61,774
COR, 3.00%, 8/20/2044	780,922	727,173
COR, 3.00%, 2/20/2051	110,095	100,912
COR, 3.50%, 10/20/2048	552,148	525,470
COR, 4.00%, 5/20/2044	316,481	311,235
COR, 4.00%, 5/20/2052	558,064	537,668
COR, 4.00%, 7/20/2052	508,594	489,274
COR, 4.50% 4/20/2041	1,518,451	1,540,360
COR, 4.50%, 6/20/2045	549,488	555,282
COR, 4.50%, 2/20/2046	333,522	336,898
COR, 5.00%, 12/20/2048	167,156	169,740
COR, 6.50%, 2/20/2053	499,376	514,007
TBA, 2.00%, 4/20/2053 (a)	4,200,000	3,565,006
TBA, 2.50%, 4/20/2053 (a)	3,500,000	3,080,126
TBA, 3.00%, 4/20/2053 (a)	5,825,000	5,298,653
TBA, 3.50%, 4/20/2053 (a)	8,150,000	7,641,057
TBA, 4.00%, 4/20/2053 (a)	5,975,000	5,750,179
TBA, 4.50%, 4/20/2053 (a)	3,550,000	3,496,835
TBA, 5.00%, 4/20/2053 (a)	11,550,000	11,560,972
TBA, 5.50%, 4/20/2053	9,175,000	9,279,044
TBA, 6.00%, 4/20/2053	8,200,000	8,352,356
Uniform Mortgage-Backed Security, TBA COR, 5.00%, 4/15/2038	1,000,000	1,007,303
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,704,996,318)		4,178,309,651
	Shares
SHORT-TERM INVESTMENT — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b) (c) (Cost $248,067,233)	248,017,632	248,042,434
TOTAL INVESTMENTS — 105.3% (Cost $4,953,063,551)		4,426,352,085
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(222,849,327)
NET ASSETS — 100.0%		$4,203,502,758
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
TBA	To Be Announced

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$4,178,309,651	$—	$4,178,309,651
Short-Term Investment	248,042,434	—	—	248,042,434
TOTAL INVESTMENTS	$248,042,434	$4,178,309,651	$—	$4,426,352,085

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	106,300,902	$106,290,272	$912,733,659	$771,050,034	$125,794	$(57,257)	248,017,632	$248,042,434	$5,957,198
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$500,000	$490,025
WPP Finance 2010 3.75%, 9/19/2024	8,031,000	7,829,342
		8,319,367
AEROSPACE & DEFENSE — 1.4%
Boeing Co.:
2.20%, 2/4/2026	17,093,000	15,855,638
2.75%, 2/1/2026	13,101,000	12,412,149
2.85%, 10/30/2024 (a)	1,274,000	1,231,741
4.88%, 5/1/2025	27,731,000	27,676,370
General Dynamics Corp.:
3.25%, 4/1/2025	8,842,000	8,607,775
3.50%, 5/15/2025 (a)	3,940,000	3,862,973
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	2,278,000	2,222,212
3.95%, 5/28/2024	1,474,000	1,450,269
Lockheed Martin Corp.:
3.55%, 1/15/2026	3,650,000	3,613,135
4.95%, 10/15/2025	3,049,000	3,098,150
Northrop Grumman Corp. 2.93%, 1/15/2025	7,100,000	6,882,669
Raytheon Technologies Corp.:
3.95%, 8/16/2025	13,207,000	13,038,611
5.00%, 2/27/2026	1,260,000	1,279,114
Teledyne Technologies, Inc. 0.95%, 4/1/2024	4,618,000	4,426,907
		105,657,713
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	10,063,000	9,557,435
4.40%, 2/14/2026	577,000	572,367
BAT Capital Corp.:
2.79%, 9/6/2024	6,214,000	5,991,228
3.22%, 8/15/2024	18,480,000	17,941,123
BAT International Finance PLC 1.67%, 3/25/2026	7,350,000	6,693,939
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	5,086,000	4,704,906
Philip Morris International, Inc.:
1.50%, 5/1/2025	4,375,000	4,095,175
2.75%, 2/25/2026	3,510,000	3,326,357
2.88%, 5/1/2024	3,553,000	3,476,539
3.25%, 11/10/2024	3,984,000	3,892,966
3.38%, 8/11/2025	7,296,000	7,071,867
4.88%, 2/13/2026	10,092,000	10,165,974
5.00%, 11/17/2025	3,876,000	3,909,062
5.13%, 11/15/2024	3,811,000	3,839,621
Security Description	Principal Amount	Value
Reynolds American, Inc. 4.45%, 6/12/2025	$23,970,000	$23,542,375
		108,780,934
AIRLINES — 0.1%
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	278,769	270,707
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 10/25/2025	1,729,000	1,691,723
Southwest Airlines Co. 5.25%, 5/4/2025	6,236,000	6,255,955
United Airlines Pass-Through Trust:
Series A, Class A, 4.15%, 10/11/2025	253,433	248,194
Series A, Class A, 4.30%, 2/15/2027	126,621	121,003
		8,587,582
APPAREL — 0.4%
NIKE, Inc. 2.40%, 3/27/2025 (a)	3,781,000	3,670,141
PVH Corp. 4.63%, 7/10/2025	8,645,000	8,458,700
Ralph Lauren Corp. 3.75%, 9/15/2025 (a)	9,295,000	9,110,587
Tapestry, Inc. 4.25%, 4/1/2025	1,504,000	1,479,350
VF Corp. 2.40%, 4/23/2025	6,900,000	6,507,459
		29,226,237
AUTO MANUFACTURERS — 3.2%
American Honda Finance Corp.:
1.50%, 1/13/2025 (a)	3,488,000	3,302,334
4.75%, 1/12/2026 (a)	3,984,000	4,015,673
Series MTN, 0.55%, 7/12/2024 (a)	3,929,000	3,725,124
Series MTN, 0.75%, 8/9/2024 (a)	3,915,000	3,710,715
Series MTN, 1.00%, 9/10/2025	6,002,000	5,509,236
Series MTN, 1.20%, 7/8/2025	5,000,000	4,635,900
Series MTN, 2.15%, 9/10/2024	4,916,000	4,739,663
Series MTN, 2.40%, 6/27/2024	4,269,000	4,143,833
General Motors Co.:
4.00%, 4/1/2025	1,000,000	974,080
6.13%, 10/1/2025	18,567,000	18,891,551

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	$8,586,000	$8,051,350
1.25%, 1/8/2026	2,535,000	2,282,590
2.75%, 6/20/2025	10,165,000	9,632,659
2.90%, 2/26/2025	6,915,000	6,610,118
3.50%, 11/7/2024	861,500	839,127
3.80%, 4/7/2025	14,511,000	14,101,790
4.00%, 1/15/2025	12,244,000	11,937,655
4.30%, 7/13/2025	7,398,000	7,229,326
4.35%, 4/9/2025	11,809,000	11,568,569
5.25%, 3/1/2026	3,200,000	3,200,416
6.05%, 10/10/2025	5,555,000	5,647,491
Honda Motor Co. Ltd. 2.27%, 3/10/2025	2,735,000	2,617,668
PACCAR Financial Corp.:
2.85%, 4/7/2025 (a)	3,620,000	3,497,427
3.15%, 6/13/2024	3,468,000	3,400,964
3.55%, 8/11/2025 (a)	3,459,000	3,391,307
4.45%, 3/30/2026	2,400,000	2,404,008
4.95%, 10/3/2025	3,346,000	3,377,887
Series DM#N, 0.50%, 8/9/2024 (a)	3,898,000	3,678,582
Series MTN, 0.90%, 11/8/2024	500,000	472,135
Series MTN, 1.80%, 2/6/2025 (a)	1,766,000	1,679,802
Series MTN, 2.15%, 8/15/2024	5,000	4,829
Toyota Motor Corp.:
0.68%, 3/25/2024 (a)	0	—
1.34%, 3/25/2026	4,100,000	3,746,334
2.36%, 7/2/2024 (a)	3,532,000	3,432,786
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	3,510,000	3,316,774
1.45%, 1/13/2025	3,995,000	3,782,706
3.65%, 8/18/2025	7,486,000	7,327,297
3.95%, 6/30/2025	9,489,000	9,371,906
4.40%, 9/20/2024 (a)	5,462,000	5,451,458
4.80%, 1/10/2025 (a)	4,771,000	4,803,490
5.40%, 11/10/2025	7,658,000	7,857,950
Series MTN, 0.50%, 6/18/2024	6,846,000	6,514,654
Series MTN, 0.80%, 10/16/2025	4,166,300	3,798,499
Series MTN, 0.80%, 1/9/2026	3,556,000	3,224,759
Series MTN, 1.80%, 2/13/2025	9,616,000	9,155,874
Series MTN, 2.00%, 10/7/2024	872,000	838,602
Series MTN, 2.90%, 4/17/2024	3,158,000	3,091,429
Series MTN, 3.00%, 4/1/2025	6,340,000	6,141,938
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$3,673,000	$3,584,224
		244,714,489
AUTO PARTS & EQUIPMENT — 0.3%
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025 (a)	3,491,000	3,323,607
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	3,704,000	3,595,991
Magna International, Inc.:
3.63%, 6/15/2024 (a)	3,688,000	3,619,846
4.15%, 10/1/2025	7,213,000	7,066,071
5.98%, 3/21/2026	3,848,000	3,878,784
		21,484,299
BANKS — 35.8%
Australia & New Zealand Banking Group Ltd.:
5.09%, 12/8/2025	5,682,000	5,731,490
Series MTN, 3.70%, 11/16/2025	4,335,000	4,227,795
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	3,506,000	3,170,721
1 year CMT + 2.30%, 5.86%, 9/14/2026 (b)	12,190,000	12,042,867
Banco Santander SA:
1.85%, 3/25/2026	5,600,000	5,015,528
2.71%, 6/27/2024	13,587,000	13,124,499
2.75%, 5/28/2025	10,105,000	9,508,401
3.50%, 3/24/2025	10,274,000	9,870,951
3.89%, 5/24/2024	6,721,000	6,582,077
5.15%, 8/18/2025 (a)	14,135,000	13,900,076
5.18%, 11/19/2025	2,180,000	2,136,596
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	13,986,000	13,452,714
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	9,505,000	9,055,889
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	18,501,000	18,157,436
SOFR + 1.29%, 5.08%, 1/20/2027	12,325,000	12,298,255
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	16,049,000	15,401,744
SOFR + 1.75%, 4.83%, 7/22/2026 (b)	18,232,000	18,013,763
Series L, 3.95%, 4/21/2025	13,120,000	12,714,330
Series MTN, 3.88%, 8/1/2025 (a)	7,931,000	7,753,742
Series MTN, 4.00%, 4/1/2024 (a)	3,926,000	3,880,066
Series MTN, 4.00%, 1/22/2025	13,677,000	13,392,245
Series MTN, 4.20%, 8/26/2024	8,434,000	8,298,972

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/3/2026	$9,650,000	$9,449,377
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	11,021,000	10,331,857
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (a) (b)	13,680,000	13,031,705
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	14,785,000	14,473,924
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	16,175,000	15,575,716
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	10,780,000	10,100,105
Series MTN, SOFR + 0.73%, 0.81%, 10/24/2024 (b)	5,199,000	5,053,844
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	15,872,000	14,823,337
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	22,697,000	20,392,801
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	20,279,000	18,535,006
Series N, SOFR + 0.91%, 1.66%, 3/11/2027	5,850,000	5,292,320
Bank of Montreal:
3.70%, 6/7/2025	9,280,000	9,021,274
5.20%, 12/12/2024	5,567,000	5,572,344
Series H, 4.25%, 9/14/2024	7,992,000	7,892,659
Series MTN, 0.63%, 7/9/2024	11,895,000	11,242,321
Series MTN, 1.50%, 1/10/2025	7,639,000	7,183,410
Series MTN, 1.85%, 5/1/2025 (a)	6,825,000	6,395,025
Series MTN, 2.50%, 6/28/2024 (a)	5,242,000	5,068,909
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027	3,300,000	2,947,824
Bank of New York Mellon SOFR + 0.80%, 5.22%, 11/21/2025	7,855,000	7,873,616
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	5,263,000	5,092,426
3.40%, 5/15/2024	489,000	481,225
SOFR + 1.35%, 4.41%, 7/24/2026 (b)	5,182,000	5,124,428
Series G, 3.00%, 2/24/2025	1,468,000	1,417,662
Security Description	Principal Amount	Value
Series J, 0.85%, 10/25/2024 (a)	$3,941,000	$3,691,495
Series MTN, 0.50%, 4/26/2024 (a)	2,781,000	2,646,288
Series MTN, 0.75%, 1/28/2026	3,800,000	3,387,282
Series MTN, 1.60%, 4/24/2025	8,272,000	7,716,866
Series MTN, 2.10%, 10/24/2024	10,957,400	10,488,642
Series MTN, 3.25%, 9/11/2024	175,000	170,359
Series MTN, 3.95%, 11/18/2025	1,103,000	1,070,572
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (b)	3,425,000	3,352,253
Bank of Nova Scotia:
0.65%, 7/31/2024	3,757,000	3,543,377
0.70%, 4/15/2024	5,992,000	5,726,554
1.05%, 3/2/2026	5,350,000	4,792,102
1.30%, 6/11/2025	8,800,000	8,117,472
1.45%, 1/10/2025 (a)	6,762,000	6,341,877
2.20%, 2/3/2025 (a)	4,932,000	4,688,704
3.45%, 4/11/2025	8,070,000	7,827,497
4.50%, 12/16/2025	12,551,000	12,300,482
4.75%, 2/2/2026	11,249,000	11,183,868
5.25%, 12/6/2024 (a)	4,354,000	4,364,101
BankUnited, Inc. 4.88%, 11/17/2025	7,050,000	6,309,257
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	200,000	195,694
Barclays PLC:
3.65%, 3/16/2025	17,093,000	16,308,944
4.38%, 9/11/2024	9,143,000	8,815,041
4.38%, 1/12/2026	8,553,000	8,281,955
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	4,787,000	4,617,014
1 year CMT + 2.30%, 5.30%, 8/9/2026	25,000	24,507
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b)	10,000,000	10,283,900
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	27,855,000	27,105,422
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	7,460,000	6,970,997
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	3,907,000	3,792,564
BPCE SA 4.00%, 4/15/2024	6,559,000	6,438,970
Cadence Bank 3 Month USD LIBOR + 2.47%, 4.13%, 11/20/2029	5,000	4,651

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	$3,703,000	$3,356,066
1.00%, 10/18/2024	3,770,200	3,540,482
2.25%, 1/28/2025	3,732,000	3,548,833
3.10%, 4/2/2024	3,729,000	3,643,904
3.30%, 4/7/2025 (a)	9,815,000	9,497,681
3.95%, 8/4/2025	8,284,000	8,077,977
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	4,555,000	4,215,653
Citigroup, Inc.:
3.30%, 4/27/2025	1,852,000	1,787,328
3.70%, 1/12/2026	4,620,000	4,476,595
3.88%, 3/26/2025	3,874,000	3,753,829
4.00%, 8/5/2024	25,000	24,567
4.40%, 6/10/2025	28,598,000	27,874,185
4.60%, 3/9/2026	4,550,000	4,464,278
5.50%, 9/13/2025	9,194,000	9,185,817
3 Month SOFR + 1.16%, 3.35%, 4/24/2025 (b)	17,474,000	17,038,897
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	3,609,000	3,370,553
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	9,155,000	8,705,673
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	6,507,000	6,324,674
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	17,676,000	16,648,671
SOFR + 0.77%, 1.12%, 1/28/2027	8,950,000	7,995,572
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	8,249,000	8,110,334
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	21,265,000	20,421,417
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	10,300,000	10,361,285
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	11,366,000	11,316,558
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	19,477,000	18,623,323
Citizens Bank NA:
SOFR + 1.40%, 4.12%, 5/23/2025 (a) (b)	6,041,000	5,688,145
SOFR + 1.45%, 6.06%, 10/24/2025	4,000,000	3,767,080
Series BKNT, 2.25%, 4/28/2025	3,926,000	3,517,146
Series BKNT, 3.75%, 2/18/2026	5,200,000	4,756,596
Citizens Financial Group, Inc. 4.30%, 12/3/2025	3,373,000	3,031,551
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024 (a)	3,918,000	3,598,017
Series BKNT, 4.00%, 7/27/2025	1,000,000	818,220
Security Description	Principal Amount	Value
Commonwealth Bank of Australia 5.08%, 1/10/2025 (a)	$4,700,000	$4,722,137
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	3,978,000	3,738,007
3.88%, 8/22/2024	4,132,000	4,069,070
4.38%, 8/4/2025	14,628,000	14,156,686
COR, 5.00%, 1/13/2025	3,800,000	3,805,890
Series MTN, 3.38%, 5/21/2025	3,826,000	3,687,231
Credit Agricole Corporate & Investment Bank SA 0.78%, 6/28/2024	776,000	733,530
Credit Suisse AG:
2.95%, 4/9/2025	6,068,000	5,638,082
4.75%, 8/9/2024	6,085,000	5,878,353
Series MTN, 3.63%, 9/9/2024	34,153,000	32,640,364
Credit Suisse Group AG 3.75%, 3/26/2025	16,775,000	15,455,646
Deutsche Bank AG:
0.90%, 5/28/2024	5,676,000	5,331,297
1.69%, 3/19/2026	4,700,000	4,164,952
3.70%, 5/30/2024	11,817,000	11,236,526
4.16%, 5/13/2025 (a)	4,170,000	3,987,312
4.50%, 4/1/2025 (a)	250,000	229,528
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	11,341,000	10,559,945
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	13,400,000	11,530,566
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	12,307,000	11,970,280
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	12,018,000	11,361,817
SOFR + 3.19%, 6.12%, 7/14/2026 (a) (b)	6,465,000	6,273,571
Discover Bank 2.45%, 9/12/2024	7,264,000	6,883,584
Fifth Third Bancorp 2.38%, 1/28/2025	3,848,000	3,575,138
Fifth Third Bank NA:
SOFR + 1.23%, 5.85%, 10/27/2025	10,947,000	10,815,308
Series BKNT, 3.85%, 3/15/2026	5,600,000	5,115,152
Series BKNT, 3.95%, 7/28/2025 (a)	3,760,000	3,542,822
First Horizon Corp. 4.00%, 5/26/2025	545,000	507,379
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	2,640,000	2,450,818
FNB Corp. 5.15%, 8/25/2025	3,715,000	3,455,284

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3.50%, 1/23/2025	$12,771,000	$12,427,460
3.50%, 4/1/2025	26,006,000	25,253,386
3.75%, 5/22/2025	12,550,000	12,187,933
3.75%, 2/25/2026	13,752,000	13,376,295
4.00%, 3/3/2024	15,341,000	15,109,197
4.25%, 10/21/2025	1,547,000	1,502,818
5.70%, 11/1/2024	9,444,000	9,515,208
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	15,002,000	14,607,297
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	5,097,000	4,663,194
SOFR + 0.80%, 1.43%, 3/9/2027	6,300,000	5,631,318
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	16,417,000	15,919,565
Series MTN, 3.85%, 7/8/2024	10,239,000	10,064,732
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	21,841,000	19,547,477
HSBC Holdings PLC:
4.25%, 8/18/2025	12,401,000	11,818,277
4.30%, 3/8/2026	12,600,000	12,310,326
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	20,100,000	19,233,690
SOFR + 0.71%, 0.98%, 5/24/2025 (a) (b)	12,034,000	11,330,131
SOFR + 1.40%, 2.63%, 11/7/2025 (b)	20,146,000	19,047,237
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	7,197,000	6,824,267
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	19,756,000	19,178,335
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	11,820,000	10,800,170
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	11,950,000	10,980,616
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	6,250,000	6,503,375
HSBC USA, Inc. 3.50%, 6/23/2024	3,999,000	3,885,268
Huntington Bancshares, Inc.:
2.63%, 8/6/2024 (a)	3,396,000	3,177,773
4.00%, 5/15/2025	3,174,000	2,994,193
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025 (b)	3,902,000	3,732,848
SOFR + 1.22%, 5.70%, 11/18/2025 (b)	5,853,000	5,664,416
ING Groep NV:
3.55%, 4/9/2024	3,568,600	3,501,225
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	8,560,000	8,280,259
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3.13%, 1/23/2025 (a)	$11,961,000	$11,629,321
3.88%, 9/10/2024	16,748,000	16,463,619
3.90%, 7/15/2025 (a)	12,243,000	12,053,111
7.75%, 7/15/2025	3,550,000	3,764,598
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	14,873,000	14,088,747
3 Month SOFR + 0.70%, 1.04%, 2/4/2027	2,800,000	2,499,056
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	18,121,000	17,070,526
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	14,202,000	13,900,492
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027	9,100,000	8,830,094
SOFR + 0.49%, 0.77%, 8/9/2025 (b)	5,496,000	5,156,127
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	17,673,000	16,745,168
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	20,661,000	19,362,869
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	11,450,000	10,237,445
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	7,525,000	7,154,018
SOFR + 0.98%, 3.85%, 6/14/2025 (b)	8,684,000	8,533,333
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	30,750,000	30,954,488
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	10,248,000	9,797,293
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	15,709,000	15,409,744
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	21,507,000	20,197,654
KeyBank NA:
4.15%, 8/8/2025 (a)	10,581,000	10,025,603
4.70%, 1/26/2026	3,583,000	3,442,045
Series BKNT, 3.30%, 6/1/2025	1,447,000	1,351,874
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (b)	4,290,000	4,130,541
Series MTN, 4.15%, 10/29/2025 (a)	897,000	843,620
Lloyds Banking Group PLC:
3.90%, 3/12/2024	400	392
4.45%, 5/8/2025	7,304,000	7,137,761
4.50%, 11/4/2024	7,820,000	7,527,923
4.58%, 12/10/2025 (a)	12,203,000	11,589,311
4.65%, 3/24/2026	7,000,000	6,662,880
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	8,835,000	8,311,791
1 year CMT + 1.75%, 4.72%, 8/11/2026 (b)	5,315,000	5,171,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	$17,820,000	$17,323,000
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	8,945,000	8,514,119
M&T Bank Corp. 4.00%, 7/15/2024	3,750,000	3,654,263
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026	10,280,000	9,680,059
5.40%, 11/21/2025	4,580,000	4,423,135
Series BKNT, 2.90%, 2/6/2025	3,902,000	3,641,307
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	12,430,000	11,405,022
2.19%, 2/25/2025	15,419,000	14,526,702
2.80%, 7/18/2024	4,853,000	4,679,214
3.78%, 3/2/2025 (a)	3,777,000	3,682,462
3.85%, 3/1/2026	7,650,000	7,335,050
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	17,738,000	16,519,222
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	4,019,000	3,784,532
1 year CMT + 1.08%, 5.72%, 2/20/2026	11,510,000	11,538,890
1 year CMT + 1.13%, 3.84%, 4/17/2026	25,000	24,184
1 year CMT + 1.55%, 5.06%, 9/12/2025 (b)	15,916,000	15,799,813
1 year CMT + 1.70%, 4.79%, 7/18/2025 (b)	12,200,000	12,075,682
Mizuho Financial Group, Inc.:
1 year CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	985,000	925,782
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	3,143,000	2,935,593
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	5,479,000	5,275,236
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	6,716,000	6,404,848
Morgan Stanley:
5.00%, 11/24/2025	10,978,000	10,924,098
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	17,508,000	16,577,975
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	21,083,000	18,790,645
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	15,761,000	14,968,852
SOFR + 1.16%, 3.62%, 4/17/2025 (b)	12,060,000	11,837,131
SOFR + 1.30%, 5.05%, 1/28/2027	5,990,000	5,978,739
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	9,110,000	8,988,108
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	12,848,000	12,073,009
Security Description	Principal Amount	Value
Series F, 3.88%, 4/29/2024 (a)	$15,289,000	$15,098,193
Series GMTN, 3.70%, 10/23/2024	14,521,300	14,266,016
Series GMTN, 3.88%, 1/27/2026	15,899,000	15,535,549
Series GMTN, 4.00%, 7/23/2025	13,128,000	12,874,104
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	4,658,000	4,328,447
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	18,849,000	17,605,531
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	14,401,000	13,892,357
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026	12,303,000	12,586,461
National Australia Bank Ltd.:
3.38%, 1/14/2026	329,000	317,728
5.13%, 11/22/2024	8,901,000	8,959,391
National Bank of Canada:
5.25%, 1/17/2025	4,434,000	4,427,039
SOFR + 1.01%, 3.75%, 6/9/2025 (b)	3,549,000	3,472,235
Series FXD, 0.75%, 8/6/2024	3,916,000	3,685,857
NatWest Group PLC:
5.13%, 5/28/2024	2,250,000	2,220,120
1 year CMT + 1.35%, 5.85%, 3/2/2027	1,335,000	1,338,044
1 year CMT + 2.85%, 7.47%, 11/10/2026 (b)	2,465,000	2,556,797
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	15,791,000	15,477,864
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (a) (b)	168,000	157,554
Northern Trust Corp. 3.95%, 10/30/2025	6,443,000	6,247,391
PNC Bank NA:
2.50%, 8/27/2024	4,164,000	3,998,772
Series BKNT, 2.95%, 2/23/2025	4,079,000	3,892,386
Series BKNT, 3.25%, 6/1/2025	4,330,000	4,135,193
Series BKNT, 3.30%, 10/30/2024	2,251,000	2,177,347
Series BKNT, 3.88%, 4/10/2025	7,914,000	7,648,485
Series BKNT, 4.20%, 11/1/2025	4,660,000	4,509,948
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	4,411,000	4,194,332
3.90%, 4/29/2024	3,947,000	3,867,744

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	$4,655,000	$4,655,884
SOFR + 1.09%, 4.76%, 1/26/2027 (a)	3,640,000	3,595,446
Regions Financial Corp. 2.25%, 5/18/2025 (a)	1,262,000	1,162,605
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	3,919,000	3,701,652
3.38%, 4/14/2025	6,157,000	5,969,519
3.97%, 7/26/2024	7,971,000	7,863,631
4.88%, 1/12/2026	20,841,000	20,881,015
5.66%, 10/25/2024	4,391,000	4,428,894
Series GMTN, 0.75%, 10/7/2024 (a)	7,857,000	7,369,159
Series GMTN, 0.88%, 1/20/2026 (a)	4,764,000	4,288,458
Series GMTN, 1.60%, 1/21/2025 (a)	3,754,000	3,535,179
Series GMTN, 2.55%, 7/16/2024	5,428,000	5,253,056
Series GMTN, 4.65%, 1/27/2026	10,771,000	10,614,821
Series MTN, 1.15%, 6/10/2025	7,668,000	7,056,707
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	11,349,000	10,668,854
4.50%, 7/17/2025	7,415,000	7,082,437
SOFR + 1.38%, 4.26%, 6/9/2025 (b)	7,690,000	7,421,311
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	2,345,000	2,302,649
Santander U.K. Group Holdings PLC:
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	18,616,000	17,602,545
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	4,360,000	4,419,340
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	7,435,000	6,640,570
Santander U.K. PLC 2.88%, 6/18/2024	916,000	883,684
Sumitomo Mitsui Banking Corp.:
Series GMTN, 3.40%, 7/11/2024	3,927,000	3,848,735
Series GMTN, 3.65%, 7/23/2025	194,000	186,781
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	6,870,000	6,104,751
1.47%, 7/8/2025	13,783,000	12,635,290
2.35%, 1/15/2025	7,636,000	7,248,015
2.45%, 9/27/2024	4,030,000	3,861,586
2.70%, 7/16/2024	12,670,000	12,232,885
3.78%, 3/9/2026	5,200,000	5,068,908
5.46%, 1/13/2026	11,155,000	11,262,423
Security Description	Principal Amount	Value
Synchrony Bank 5.40%, 8/22/2025	$9,012,000	$8,450,282
Synovus Financial Corp. 5.20%, 8/11/2025	6,996,000	6,145,566
Toronto-Dominion Bank:
1.25%, 12/13/2024	3,225,000	3,029,662
3.77%, 6/6/2025	13,711,000	13,353,143
4.29%, 9/13/2024	6,359,000	6,285,808
5.10%, 1/9/2026	6,099,000	6,135,533
Series FXD, 1.45%, 1/10/2025	3,992,000	3,754,396
Series MTN, 0.70%, 9/10/2024	3,419,000	3,213,108
Series MTN, 0.75%, 9/11/2025	11,196,000	10,080,878
Series MTN, 0.75%, 1/6/2026	6,258,000	5,588,019
Series MTN, 1.15%, 6/12/2025 (a)	6,965,000	6,416,297
Series MTN, 2.65%, 6/12/2024	16,278,100	15,831,592
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	8,655,000	7,973,419
Series BKNT, 2.15%, 12/6/2024	7,718,000	7,270,973
Series BKNT, 3.63%, 9/16/2025	10,574,000	10,090,874
Series BKNT, 4.05%, 11/3/2025 (a)	5,880,000	5,650,151
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	250,000	234,258
Series BNKT, 3.20%, 4/1/2024	4,415,000	4,295,486
Truist Financial Corp.:
4.00%, 5/1/2025	3,542,000	3,419,872
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	11,489,000	11,069,422
Series MTN, 1.20%, 8/5/2025	3,699,000	3,327,324
Series MTN, 2.50%, 8/1/2024 (a)	9,215,000	8,825,851
Series MTN, 2.85%, 10/26/2024	4,238,000	4,054,410
Series MTN, 3.70%, 6/5/2025	4,681,000	4,482,900
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027	3,200,000	2,813,344
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (a) (b)	5,168,000	5,145,312
U.S. Bancorp:
1.45%, 5/12/2025	6,499,000	5,994,418
2.40%, 7/30/2024	4,879,000	4,698,282
SOFR + 1.43%, 5.73%, 10/21/2026	13,530,000	13,592,103

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.95%, 11/17/2025 (a)	$5,329,000	$5,202,596
Series W, 3.60%, 9/11/2024	4,102,000	3,974,592
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025	7,546,000	7,121,085
Series BKNT, 2.80%, 1/27/2025	4,147,000	3,971,167
Wells Fargo & Co.:
SOFR + 1.32%, 3.91%, 4/25/2026 (b)	17,673,000	17,136,094
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	6,360,000	6,244,502
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	19,006,000	17,833,520
Series MTN, 3.00%, 2/19/2025	12,403,000	11,942,105
Series MTN, 3.30%, 9/9/2024 (a)	10,193,000	9,949,999
Series MTN, 3.55%, 9/29/2025 (a)	17,908,000	17,225,884
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	27,110,000	25,537,078
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	21,964,000	20,888,423
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	3,314,000	3,148,333
Westpac Banking Corp.:
1.02%, 11/18/2024	8,315,000	7,829,570
2.35%, 2/19/2025 (a)	7,340,000	7,031,426
3.74%, 8/26/2025	6,801,000	6,653,214
5.35%, 10/18/2024	5,400,000	5,443,038
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	750,000	704,243
		2,741,494,126
BEVERAGES — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	20,495,000	20,113,178
Brown-Forman Corp. 3.50%, 4/15/2025	2,017,000	1,973,493
Coca-Cola Co. 1.75%, 9/6/2024	2,593,000	2,516,169
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	93,000	91,877
Constellation Brands, Inc.:
3.60%, 5/9/2024	3,801,000	3,746,114
4.40%, 11/15/2025	100,000	98,689
4.75%, 11/15/2024	3,452,000	3,451,724
4.75%, 12/1/2025	8,895,000	8,894,822
5.00%, 2/2/2026	3,834,000	3,837,144
Security Description	Principal Amount	Value
Diageo Capital PLC:
1.38%, 9/29/2025	$8,042,000	$7,430,888
2.13%, 10/24/2024	3,384,000	3,249,926
5.20%, 10/24/2025	3,528,000	3,576,545
Keurig Dr Pepper, Inc.:
3.40%, 11/15/2025	3,601,000	3,463,406
4.42%, 5/25/2025	3,623,000	3,582,531
PepsiCo, Inc.:
2.25%, 3/19/2025	14,913,800	14,392,414
2.75%, 4/30/2025	4,763,000	4,614,299
2.85%, 2/24/2026 (a)	3,808,000	3,684,773
3.50%, 7/17/2025	3,816,000	3,761,660
4.55%, 2/13/2026 (a)	3,950,000	4,022,364
		96,502,016
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.90%, 2/21/2025	4,258,000	4,047,272
3.13%, 5/1/2025	6,772,000	6,573,648
3.63%, 5/22/2024	6,819,000	6,723,330
5.25%, 3/2/2025	4,045,000	4,090,102
5.51%, 3/2/2026	7,546,000	7,581,994
Baxalta, Inc. 4.00%, 6/23/2025 (a)	4,749,000	4,649,271
Biogen, Inc. 4.05%, 9/15/2025	15,905,000	15,542,048
Gilead Sciences, Inc.:
3.50%, 2/1/2025	10,342,000	10,143,537
3.65%, 3/1/2026	3,400,000	3,329,586
3.70%, 4/1/2024	7,399,000	7,311,988
Illumina, Inc. 5.80%, 12/12/2025	4,781,000	4,850,659
Royalty Pharma PLC 1.20%, 9/2/2025	11,822,000	10,723,263
		85,566,698
BUILDING MATERIALS — 0.3%
Carrier Global Corp. 2.24%, 2/15/2025	4,232,000	4,039,867
Fortune Brands Innovations, Inc. 4.00%, 6/15/2025	7,235,000	7,095,799
Johnson Controls International PLC:
3.90%, 2/14/2026	4,184,000	4,082,998
3.63%, 7/2/2024 (b) (c)	1,136,000	1,118,574
Lennox International, Inc. 1.35%, 8/1/2025	3,426,000	3,140,374
Owens Corning 4.20%, 12/1/2024	4,295,000	4,238,349
Vulcan Materials Co. 4.50%, 4/1/2025	924,000	917,384
		24,633,345

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	$3,258,000	$3,029,093
3.35%, 7/31/2024	611,000	601,365
Celanese U.S. Holdings LLC:
3.50%, 5/8/2024	3,714,000	3,628,504
5.90%, 7/5/2024	4,391,000	4,393,064
6.05%, 3/15/2025	29,587,000	29,758,309
DuPont de Nemours, Inc. 4.49%, 11/15/2025	8,311,000	8,304,434
Eastman Chemical Co. 3.80%, 3/15/2025	2,977,000	2,903,349
EIDP, Inc. 1.70%, 7/15/2025	3,760,000	3,533,798
Linde, Inc.:
2.65%, 2/5/2025 (a)	2,024,000	1,955,467
4.70%, 12/5/2025	3,721,000	3,743,103
4.80%, 12/5/2024	2,918,000	2,935,566
LYB International Finance III LLC 1.25%, 10/1/2025	6,156,000	5,581,276
LyondellBasell Industries NV 5.75%, 4/15/2024	3,728,000	3,730,199
Nutrien Ltd.:
3.00%, 4/1/2025	3,663,000	3,519,154
5.90%, 11/7/2024	3,777,000	3,831,238
5.95%, 11/7/2025	3,563,000	3,665,507
PPG Industries, Inc.:
1.20%, 3/15/2026	1,700,000	1,533,128
2.40%, 8/15/2024	2,293,000	2,209,626
Sherwin-Williams Co.:
3.13%, 6/1/2024	3,872,000	3,785,771
3.45%, 8/1/2025	546,000	529,358
3.95%, 1/15/2026	24,000	23,406
4.05%, 8/8/2024	2,370,000	2,343,124
4.25%, 8/8/2025 (a)	3,661,000	3,619,228
Westlake Corp. 0.88%, 8/15/2024 (a)	3,971,000	3,748,227
		102,905,294
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	6,211,000	6,092,743
Cintas Corp. No. 2 3.45%, 5/1/2025	3,375,000	3,296,666
Equifax, Inc.:
2.60%, 12/1/2024	4,064,000	3,882,339
2.60%, 12/15/2025	5,360,000	4,998,897
Global Payments, Inc.:
1.20%, 3/1/2026	4,300,000	3,828,634
2.65%, 2/15/2025	15,585,000	14,832,400
PayPal Holdings, Inc.:
1.65%, 6/1/2025	5,089,400	4,776,402
2.40%, 10/1/2024	7,017,000	6,795,052
Security Description	Principal Amount	Value
Quanta Services, Inc. 0.95%, 10/1/2024	$3,809,000	$3,552,235
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,703,000	3,621,497
Yale University Series 2020, 0.87%, 4/15/2025	3,724,000	3,476,429
		59,153,294
COMPUTERS — 3.0%
Apple, Inc.:
0.55%, 8/20/2025 (a)	10,556,200	9,729,227
0.70%, 2/8/2026	8,028,000	7,303,794
1.13%, 5/11/2025 (a)	22,383,000	21,003,088
2.50%, 2/9/2025	8,523,000	8,268,588
2.75%, 1/13/2025 (a)	6,589,000	6,420,519
2.85%, 5/11/2024	7,638,000	7,509,071
3.00%, 2/9/2024	6,234,000	6,161,312
3.20%, 5/13/2025	17,001,000	16,679,511
3.25%, 2/23/2026	9,819,000	9,608,579
3.45%, 5/6/2024	15,535,000	15,356,969
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	700,000	689,948
5.85%, 7/15/2025	17,690,599	17,982,317
Fortinet, Inc. 1.00%, 3/15/2026	950,000	853,993
Genpact Luxembourg Sarl 3.38%, 12/1/2024	3,930,000	3,789,503
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	2,675,000	2,573,243
4.90%, 10/15/2025	24,655,000	24,590,650
6.10%, 4/1/2026	3,373,000	3,401,232
HP, Inc. 2.20%, 6/17/2025	11,503,000	10,849,170
International Business Machines Corp.:
3.00%, 5/15/2024	16,704,000	16,396,145
3.45%, 2/19/2026 (a)	7,322,000	7,110,175
4.00%, 7/27/2025	9,602,000	9,493,401
7.00%, 10/30/2025	3,523,000	3,730,223
COR, 4.50%, 2/6/2026	3,762,000	3,753,310
Leidos, Inc. 3.63%, 5/15/2025	500,000	486,205
NetApp, Inc.:
1.88%, 6/22/2025	7,834,000	7,311,629
3.30%, 9/29/2024	2,269,000	2,207,487
Western Digital Corp. 4.75%, 2/15/2026	2,600,000	2,504,320
		225,763,609
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. 5.80%, 3/1/2026	3,587,000	3,621,615

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.4%
Estee Lauder Cos., Inc. 2.00%, 12/1/2024 (a)	$2,771,000	$2,668,972
Haleon U.K. Capital PLC 3.13%, 3/24/2025	13,264,000	12,817,136
Kenvue, Inc.:
5.35%, 3/22/2026 (d)	1,760,000	1,805,778
5.50%, 3/22/2025 (d)	1,560,000	1,586,083
Procter & Gamble Co.:
0.55%, 10/29/2025	1,516,000	1,389,899
2.70%, 2/2/2026	756,000	731,929
Unilever Capital Corp.:
0.63%, 8/12/2024	3,712,000	3,505,910
2.60%, 5/5/2024	3,419,000	3,342,004
3.10%, 7/30/2025 (a)	2,025,000	1,956,271
3.38%, 3/22/2025	929,000	907,679
		30,711,661
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	3,517,000	3,343,506
DIVERSIFIED FINANCIAL SERVICES — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	2,548,000	2,379,424
1.75%, 1/30/2026	4,385,000	3,916,287
2.88%, 8/14/2024 (a)	8,139,000	7,776,570
3.50%, 1/15/2025	7,641,000	7,324,128
4.45%, 10/1/2025	4,602,000	4,452,573
6.50%, 7/15/2025 (a)	15,289,000	15,368,197
Series 3NC1, 1.75%, 10/29/2024	11,706,000	10,915,260
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	2,005,000	1,919,487
Air Lease Corp.:
3.38%, 7/1/2025	9,642,000	9,167,035
Series MTN, 2.30%, 2/1/2025	8,910,000	8,438,661
Series MTN, 2.88%, 1/15/2026	7,340,000	6,843,009
Aircastle Ltd. 4.13%, 5/1/2024	605,000	591,381
Ally Financial, Inc.:
3.88%, 5/21/2024	4,716,000	4,505,666
4.63%, 3/30/2025	7,179,000	6,802,820
5.13%, 9/30/2024	4,750,000	4,578,478
5.80%, 5/1/2025	7,240,000	6,996,374
American Express Co.:
2.25%, 3/4/2025	9,332,000	8,907,021
2.50%, 7/30/2024	9,182,000	8,878,810
3.00%, 10/30/2024	7,473,000	7,288,267
3.38%, 5/3/2024	6,368,000	6,244,397
3.63%, 12/5/2024	3,853,000	3,759,449
3.95%, 8/1/2025	22,268,000	21,846,912
Security Description	Principal Amount	Value
4.20%, 11/6/2025 (a)	$3,067,000	$3,038,324
4.90%, 2/13/2026	4,614,000	4,650,451
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	3,760,000	3,622,309
3.70%, 10/15/2024	3,960,000	3,876,048
BGC Partners, Inc. 3.75%, 10/1/2024	5,764,000	5,523,411
Brookfield Corp. 4.00%, 1/15/2025	3,340,000	3,278,177
Brookfield Finance, Inc. 4.00%, 4/1/2024	4,093,000	4,022,928
Capital One Financial Corp.:
3.20%, 2/5/2025	5,789,000	5,451,849
3.30%, 10/30/2024	6,489,000	6,201,797
3.75%, 4/24/2024	3,944,000	3,848,358
4.20%, 10/29/2025	15,497,000	14,489,075
4.25%, 4/30/2025	4,739,000	4,516,788
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	5,560,000	5,152,786
SOFR + 1.37%, 4.17%, 5/9/2025 (b)	7,497,000	7,261,519
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	6,655,000	6,412,159
Charles Schwab Corp.:
0.90%, 3/11/2026	4,800,000	4,212,000
3.00%, 3/10/2025	3,921,000	3,723,695
3.45%, 2/13/2026	950,000	897,579
3.63%, 4/1/2025	4,276,000	4,115,864
3.75%, 4/1/2024	1,169,000	1,148,239
3.85%, 5/21/2025	3,697,000	3,554,924
4.20%, 3/24/2025	4,258,000	4,150,187
CME Group, Inc. 3.00%, 3/15/2025	3,805,400	3,687,242
Discover Financial Services:
3.75%, 3/4/2025	3,091,000	2,931,814
3.95%, 11/6/2024	1,346,000	1,283,209
4.50%, 1/30/2026 (a)	2,901,000	2,799,436
Franklin Resources, Inc. 2.85%, 3/30/2025	4,081,000	3,848,546
Intercontinental Exchange, Inc.:
3.65%, 5/23/2025	4,935,000	4,855,201
3.75%, 12/1/2025 (a)	7,369,000	7,170,037
Invesco Finance PLC 3.75%, 1/15/2026	1,791,000	1,720,488
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	5,281,000	5,201,891
Lazard Group LLC 3.75%, 2/13/2025	714,000	694,729
Mastercard, Inc. 2.00%, 3/3/2025 (a)	3,921,000	3,750,241
Nomura Holdings, Inc.:
1.85%, 7/16/2025	2,529,000	2,317,095
2.65%, 1/16/2025	14,645,000	13,874,380
5.10%, 7/3/2025	9,736,000	9,573,604

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.71%, 1/9/2026 (a)	$3,463,000	$3,466,983
ORIX Corp. 3.25%, 12/4/2024	5,900,000	5,719,519
Radian Group, Inc.:
4.50%, 10/1/2024	4,000	3,882
6.63%, 3/15/2025	250,000	248,610
Stifel Financial Corp. 4.25%, 7/18/2024	1,610,000	1,586,220
Synchrony Financial:
4.25%, 8/15/2024	5,258,000	4,912,655
4.50%, 7/23/2025	11,776,000	10,690,488
4.88%, 6/13/2025	10,027,000	9,297,034
Visa, Inc. 3.15%, 12/14/2025	31,318,000	30,417,294
Western Union Co.:
1.35%, 3/15/2026	1,000,000	888,590
2.85%, 1/10/2025	7,034,000	6,713,742
		399,701,603
ELECTRIC — 4.8%
AES Corp. 1.38%, 1/15/2026	7,317,000	6,576,300
Ameren Corp. 2.50%, 9/15/2024	3,847,000	3,693,158
Ameren Illinois Co. 3.25%, 3/1/2025	1,007,000	979,589
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025 (a)	1,014,000	921,290
Appalachian Power Co. 3.40%, 6/1/2025	8,328,000	8,067,417
Arizona Public Service Co. 3.15%, 5/15/2025 (a)	123,000	118,148
Avangrid, Inc.:
3.15%, 12/1/2024	3,418,000	3,312,965
3.20%, 4/15/2025	10,147,000	9,729,248
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025 (a)	3,984,000	3,921,013
4.05%, 4/15/2025	7,000,000	6,965,980
Black Hills Corp.:
1.04%, 8/23/2024	4,210,000	3,968,683
3.95%, 1/15/2026	5,798,000	5,610,029
CenterPoint Energy, Inc. 2.50%, 9/1/2024 (a)	4,298,000	4,118,172
Connecticut Light & Power Co. Series A, 0.75%, 12/1/2025 (a)	1,789,000	1,615,896
Constellation Energy Generation LLC 3.25%, 6/1/2025	9,580,000	9,245,371
Dominion Energy, Inc.:
3.07%, 8/15/2024 (b) (c)	7,539,000	7,327,908
3.90%, 10/1/2025	3,799,000	3,712,003
Security Description	Principal Amount	Value
Series A, 3.30%, 3/15/2025	$3,068,000	$2,960,958
DTE Electric Co. 3.38%, 3/1/2025	1,014,000	987,575
DTE Energy Co.:
4.22%, 11/1/2024 (c)	5,289,000	5,234,259
Series C, 2.53%, 10/1/2024 (c)	3,771,000	3,628,871
Series F, 1.05%, 6/1/2025	9,825,400	9,024,826
Duke Energy Corp.:
0.90%, 9/15/2025	9,585,000	8,718,804
3.75%, 4/15/2024	3,458,000	3,418,337
5.00%, 12/8/2025	3,908,000	3,940,319
Duke Energy Progress LLC 3.25%, 8/15/2025	1,000	972
Edison International:
3.55%, 11/15/2024	3,668,000	3,562,252
4.70%, 8/15/2025	5,720,000	5,642,780
4.95%, 4/15/2025	4,239,000	4,210,726
Emera U.S. Finance LP 0.83%, 6/15/2024	4,229,000	3,993,402
Entergy Arkansas LLC 3.70%, 6/1/2024	1,959,000	1,930,692
Entergy Corp. 0.90%, 9/15/2025	3,785,000	3,412,859
Entergy Louisiana LLC:
0.95%, 10/1/2024	6,540,000	6,162,707
5.40%, 11/1/2024	1,895,000	1,909,080
5.59%, 10/1/2024 (a)	281,000	283,886
Evergy Metro, Inc. 3.65%, 8/15/2025	18,000	17,379
Evergy, Inc. 2.45%, 9/15/2024	3,131,000	3,005,196
Eversource Energy:
4.20%, 6/27/2024	3,693,000	3,653,300
Series H, 3.15%, 1/15/2025 (a)	3,123,000	3,029,685
Series L, 2.90%, 10/1/2024	2,826,000	2,730,001
Series Q, 0.80%, 8/15/2025	2,832,000	2,575,421
Exelon Corp. 3.95%, 6/15/2025	6,667,000	6,526,260
Florida Power & Light Co.:
2.85%, 4/1/2025	11,171,503	10,838,034
3.13%, 12/1/2025	3,907,000	3,795,182
3.25%, 6/1/2024	3,938,000	3,873,062
Georgia Power Co. Series A, 2.20%, 9/15/2024	1,387,000	1,331,437
Iberdrola International BV 5.81%, 3/15/2025	3,899,000	3,987,078
Interstate Power & Light Co. 3.25%, 12/1/2024	189,000	183,547
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	3,627,000	3,533,024
ITC Holdings Corp. 3.65%, 6/15/2024	861,000	843,926

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	$681,000	$658,159
MidAmerican Energy Co. 3.50%, 10/15/2024 (a)	2,121,000	2,077,201
National Rural Utilities Cooperative Finance Corp.:
2.85%, 1/27/2025	3,414,000	3,304,274
3.45%, 6/15/2025	1,626,000	1,578,992
4.45%, 3/13/2026	4,570,000	4,566,435
5.45%, 10/30/2025	3,989,000	4,054,300
Series D, 1.00%, 10/18/2024	3,383,000	3,181,136
Series MTN, 1.88%, 2/7/2025	3,742,000	3,551,682
Series MTN, 3.25%, 11/1/2025	3,679,000	3,540,265
NextEra Energy Capital Holdings, Inc.:
4.20%, 6/20/2024	3,853,000	3,809,461
4.26%, 9/1/2024	6,132,000	6,073,562
4.45%, 6/20/2025	5,631,000	5,606,224
6.05%, 3/1/2025	12,805,000	13,029,600
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	2,298,000	2,242,503
2.95%, 4/1/2025	2,560,000	2,473,472
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	1,600,000	1,486,496
3.15%, 1/1/2026	3,360,000	3,133,738
3.40%, 8/15/2024	7,243,000	7,039,979
3.45%, 7/1/2025	7,000,000	6,681,150
3.50%, 6/15/2025	1,698,000	1,619,077
4.95%, 6/8/2025	7,543,000	7,451,051
PacifiCorp 3.60%, 4/1/2024	1,000	985
PECO Energy Co. 3.15%, 10/15/2025	29,000	28,122
Pinnacle West Capital Corp. 1.30%, 6/15/2025	5,455,000	5,012,654
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	400,000	362,976
Series MTN, 3.00%, 5/15/2025 (a)	168,000	162,204
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024 (a)	5,402,000	5,253,229
Puget Energy, Inc. 3.65%, 5/15/2025	5,158,000	4,969,320
Sempra Energy 3.30%, 4/1/2025	4,815,000	4,664,002
Southern California Edison Co.:
1.10%, 4/1/2024	3,317,000	3,187,438
Security Description	Principal Amount	Value
Series 20C, 1.20%, 2/1/2026	$2,550,000	$2,294,210
Series C, 4.20%, 6/1/2025 (a)	3,802,000	3,748,240
Series E, 3.70%, 8/1/2025	3,933,000	3,833,495
Series K, 0.98%, 8/1/2024	1,808,000	1,713,188
Southern Co.:
4.48%, 8/1/2024 (b) (c)	3,579,000	3,531,578
5.15%, 10/6/2025	8,672,000	8,776,671
Southern Power Co.:
0.90%, 1/15/2026	2,050,000	1,844,016
4.15%, 12/1/2025	3,907,000	3,832,298
Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026	2,150,000	1,962,972
Southwestern Public Service Co. 3.30%, 6/15/2024	2,998,000	2,941,907
Union Electric Co. 3.50%, 4/15/2024	655,000	643,079
Virginia Electric & Power Co.:
Series A, 3.10%, 5/15/2025	3,546,000	3,417,280
Series A, 3.15%, 1/15/2026	1,016,000	983,468
WEC Energy Group, Inc.:
4.75%, 1/9/2026	7,269,000	7,268,055
5.00%, 9/27/2025	3,384,000	3,388,264
Wisconsin Electric Power Co. 2.05%, 12/15/2024	2,472,000	2,351,688
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,610,000	1,638,336
Xcel Energy, Inc. 3.30%, 6/1/2025	3,837,000	3,712,144
		367,509,583
ELECTRONICS — 0.7%
Allegion U.S. Holding Co., Inc. 3.20%, 10/1/2024	3,698,000	3,593,236
Amphenol Corp.:
2.05%, 3/1/2025	1,248,000	1,188,258
3.20%, 4/1/2024	2,639,000	2,586,959
4.75%, 3/30/2026	1,905,000	1,912,468
Arrow Electronics, Inc.:
3.25%, 9/8/2024	3,925,000	3,815,492
4.00%, 4/1/2025	3,820,000	3,709,258
6.13%, 3/1/2026	2,635,000	2,640,402
Flex Ltd.:
3.75%, 2/1/2026	1,900,000	1,824,741
4.75%, 6/15/2025	3,944,000	3,878,963
Honeywell International, Inc.:
1.35%, 6/1/2025	7,940,000	7,485,435
2.30%, 8/15/2024 (a)	3,831,000	3,720,820
TD SYNNEX Corp. 1.25%, 8/9/2024	8,860,000	8,287,290

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Trimble, Inc. 4.75%, 12/1/2024	$1,559,000	$1,544,782
Tyco Electronics Group SA:
3.45%, 8/1/2024	3,061,000	3,006,943
3.70%, 2/15/2026	1,200,000	1,175,220
4.50%, 2/13/2026	3,834,000	3,836,070
		54,206,337
ENTERTAINMENT — 0.4%
WarnerMedia Holdings, Inc.:
3.43%, 3/15/2024	500,000	488,740
3.64%, 3/15/2025 (d)	28,165,000	27,250,483
3.79%, 3/15/2025 (d)	840,000	814,682
6.41%, 3/15/2026	3,840,000	3,858,624
		32,412,529
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	3,143,000	2,840,360
2.50%, 8/15/2024	3,932,200	3,810,577
3.20%, 3/15/2025 (a)	3,964,000	3,848,925
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	3,823,000	3,478,051
3.13%, 3/1/2025 (a)	765,000	744,858
		14,722,771
FOOD — 0.9%
Campbell Soup Co.:
3.30%, 3/19/2025	1,059,000	1,026,626
3.95%, 3/15/2025	3,909,000	3,838,990
Conagra Brands, Inc.:
4.30%, 5/1/2024	8,852,000	8,767,817
4.60%, 11/1/2025	7,205,500	7,138,345
General Mills, Inc.:
4.00%, 4/17/2025	9,724,000	9,595,546
5.24%, 11/18/2025	1,210,000	1,213,146
Hershey Co.:
0.90%, 6/1/2025 (a)	927,000	859,199
2.05%, 11/15/2024 (a)	2,627,000	2,533,820
3.20%, 8/21/2025	640,000	622,170
Hormel Foods Corp. 0.65%, 6/3/2024	3,869,000	3,679,535
J M Smucker Co. 3.50%, 3/15/2025	8,683,500	8,475,009
Kroger Co. 3.50%, 2/1/2026	2,418,000	2,359,726
McCormick & Co., Inc.:
0.90%, 2/15/2026 (a)	4,075,000	3,655,846
3.15%, 8/15/2024	3,893,000	3,790,342
Mondelez International, Inc. 1.50%, 5/4/2025	4,854,000	4,541,402
Sysco Corp. 3.75%, 10/1/2025	4,236,000	4,139,843
Tyson Foods, Inc.:
3.95%, 8/15/2024	4,397,000	4,334,431
Security Description	Principal Amount	Value
4.00%, 3/1/2026	$1,350,000	$1,326,105
		71,897,898
FOREST PRODUCTS & PAPER — 0.0% (e)
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	753,000	739,160
GAS — 0.3%
Eastern Energy Gas Holdings LLC:
3.60%, 12/15/2024	1,246,000	1,216,183
Series A, 2.50%, 11/15/2024	3,914,000	3,770,317
National Fuel Gas Co.:
5.20%, 7/15/2025	1,240,000	1,236,615
5.50%, 1/15/2026	2,592,000	2,591,974
NiSource, Inc. 0.95%, 8/15/2025	8,241,000	7,525,022
Southern California Gas Co.:
3.15%, 9/15/2024	3,414,000	3,335,034
3.20%, 6/15/2025 (a)	1,024,000	993,127
		20,668,272
HAND & MACHINE TOOLS — 0.3%
Regal Rexnord Corp. 6.05%, 2/15/2026 (d)	12,810,000	12,897,620
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	3,623,000	3,455,436
3.40%, 3/1/2026	2,350,000	2,251,394
6.27%, 3/6/2026 (a)	3,988,000	4,026,006
		22,630,456
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories 3.88%, 9/15/2025 (a)	1,850,000	1,831,333
Baxter International, Inc. 1.32%, 11/29/2024	5,845,000	5,500,496
Boston Scientific Corp. 1.90%, 6/1/2025	4,541,000	4,293,016
Danaher Corp. 3.35%, 9/15/2025 (a)	237,000	231,980
DH Europe Finance II Sarl 2.20%, 11/15/2024	4,222,000	4,053,458
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (a) (d)	6,272,000	6,309,883
5.60%, 11/15/2025 (d)	12,291,000	12,443,531
PerkinElmer, Inc. 0.85%, 9/15/2024	7,131,000	6,684,100
Stryker Corp.:
1.15%, 6/15/2025	3,801,000	3,510,680
3.38%, 5/15/2024	3,504,000	3,437,354
3.38%, 11/1/2025	3,763,000	3,629,037
3.50%, 3/15/2026	6,500,000	6,330,935
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	15,941,000	15,140,762

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	$3,926,000	$3,711,483
3.05%, 1/15/2026	3,599,000	3,451,693
3.55%, 4/1/2025	5,901,000	5,722,672
		86,282,413
HEALTH CARE SERVICES — 1.7%
Aetna, Inc. 3.50%, 11/15/2024	3,540,000	3,458,934
CommonSpirit Health:
1.55%, 10/1/2025	3,834,000	3,524,021
2.76%, 10/1/2024	3,972,000	3,848,471
Elevance Health, Inc.:
1.50%, 3/15/2026	2,450,000	2,233,738
2.38%, 1/15/2025	4,191,000	4,013,804
3.35%, 12/1/2024	4,747,000	4,636,110
3.50%, 8/15/2024	3,435,000	3,365,269
4.90%, 2/8/2026	3,140,000	3,131,051
5.35%, 10/15/2025	3,830,000	3,882,433
HCA, Inc.:
5.00%, 3/15/2024	700	696
5.25%, 4/15/2025	11,875,000	11,910,269
5.38%, 2/1/2025	19,288,000	19,294,365
5.88%, 2/15/2026	3,189,000	3,235,527
Humana, Inc.:
3.85%, 10/1/2024	3,661,000	3,599,239
4.50%, 4/1/2025	519,000	515,699
5.70%, 3/13/2026	3,305,000	3,323,310
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	3,985,000	3,809,182
3.25%, 9/1/2024	3,984,000	3,901,810
3.60%, 2/1/2025	6,605,000	6,431,156
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,417,000	2,206,238
Quest Diagnostics, Inc.:
3.50%, 3/30/2025	3,122,000	3,026,092
4.25%, 4/1/2024	322,000	318,413
Sutter Health Series 20A, 1.32%, 8/15/2025	1,489,000	1,369,478
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	3,500,000	3,338,230
1.25%, 1/15/2026	1,990,000	1,828,651
2.38%, 8/15/2024	3,812,000	3,702,596
3.10%, 3/15/2026	3,900,000	3,773,250
3.70%, 12/15/2025	1,638,000	1,601,915
3.75%, 7/15/2025	12,702,000	12,561,135
5.00%, 10/15/2024	3,825,000	3,855,141
5.15%, 10/15/2025	3,749,000	3,822,218
UPMC Series D-1, 3.60%, 4/3/2025	1,619,000	1,578,913
		131,097,354
Security Description	Principal Amount	Value
HOME BUILDERS — 0.3%
DR Horton, Inc.:
2.50%, 10/15/2024	$2,446,000	$2,356,745
2.60%, 10/15/2025	5,534,000	5,178,551
Lennar Corp.:
4.50%, 4/30/2024	3,916,000	3,868,616
4.75%, 5/30/2025	3,438,000	3,385,846
5.88%, 11/15/2024	3,438,000	3,455,328
PulteGroup, Inc. 5.50%, 3/1/2026	4,550,000	4,568,155
Toll Brothers Finance Corp. 4.88%, 11/15/2025	3,100,000	3,069,496
		25,882,737
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	1,985,000	1,952,287
Leggett & Platt, Inc. 3.80%, 11/15/2024	2,083,000	2,035,258
Whirlpool Corp.:
3.70%, 5/1/2025 (a)	3,682,000	3,599,854
4.00%, 3/1/2024 (a)	0	—
		7,587,399
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	7,875,000	7,678,519
4.80%, 3/2/2026	2,945,000	3,012,323
Procter & Gamble Co. 4.10%, 1/26/2026 (a)	7,038,000	7,090,433
		17,781,275
HOUSEHOLD PRODUCTS & WARES — 0.0% (e)
Kimberly-Clark Corp. 2.75%, 2/15/2026	1,979,000	1,908,152
INSURANCE — 1.3%
Aflac, Inc. 1.13%, 3/15/2026	5,650,000	5,131,669
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	7,946,000	7,701,025
Allstate Corp. 0.75%, 12/15/2025	3,240,000	2,904,466
American International Group, Inc. 2.50%, 6/30/2025	8,434,000	7,984,721
Aon Global Ltd.:
3.50%, 6/14/2024	3,727,000	3,658,311
3.88%, 12/15/2025	4,303,000	4,195,984
Assured Guaranty U.S. Holdings, Inc. 5.00%, 7/1/2024 (a)	3,869,000	3,847,450
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	1,450,000	1,411,140
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	3,998,000	3,895,491

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 5/15/2024	$3,652,000	$3,592,290
CNA Financial Corp.:
3.95%, 5/15/2024	2,444,000	2,411,202
4.50%, 3/1/2026	1,950,000	1,930,968
CNO Financial Group, Inc. 5.25%, 5/30/2025	7,051,000	6,960,888
Corebridge Financial, Inc. 3.50%, 4/4/2025 (d)	4,406,000	4,237,691
First American Financial Corp. 4.60%, 11/15/2024	3,581,000	3,515,074
Kemper Corp. 4.35%, 2/15/2025	2,005,000	1,965,321
Lincoln National Corp. 3.35%, 3/9/2025	3,541,000	3,351,698
Manulife Financial Corp. 4.15%, 3/4/2026	2,000,000	1,968,580
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	3,957,000	3,883,756
3.50%, 3/10/2025	3,545,000	3,452,369
MetLife, Inc.:
3.00%, 3/1/2025	887,000	858,270
3.60%, 4/10/2024	4,358,000	4,296,204
3.60%, 11/13/2025	1,050,000	1,028,622
Old Republic International Corp. 4.88%, 10/1/2024	625,000	617,013
Principal Financial Group, Inc. 3.40%, 5/15/2025	3,709,000	3,576,292
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	250,000	233,075
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a) (b)	58,000	55,092
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	2,365,000	2,313,632
Trinity Acquisition PLC 4.40%, 3/15/2026	750,000	736,747
Willis North America, Inc. 3.60%, 5/15/2024	3,902,000	3,803,435
		95,518,476
INTERNET — 1.6%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	9,387,000	9,179,641
Alphabet, Inc. 0.45%, 8/15/2025	3,927,000	3,606,243
Amazon.com, Inc.:
0.45%, 5/12/2024	4,807,000	4,607,461
0.80%, 6/3/2025 (a)	12,475,000	11,606,490
2.73%, 4/13/2024	2,964,000	2,905,698
2.80%, 8/22/2024	9,350,000	9,148,227
3.00%, 4/13/2025	11,499,000	11,212,905
3.80%, 12/5/2024	6,120,000	6,070,918
4.60%, 12/1/2025	13,813,000	13,931,515
4.70%, 11/29/2024	4,908,000	4,942,209
Security Description	Principal Amount	Value
5.20%, 12/3/2025 (a)	$9,565,300	$9,754,597
Baidu, Inc.:
3.08%, 4/7/2025 (a)	149,000	143,196
4.13%, 6/30/2025	9,000	8,812
4.38%, 5/14/2024 (a)	7,497,000	7,440,098
Booking Holdings, Inc. 3.65%, 3/15/2025	3,829,000	3,749,357
eBay, Inc.:
1.90%, 3/11/2025	6,331,500	5,988,903
5.90%, 11/22/2025 (a)	2,859,000	2,936,250
Expedia Group, Inc. 5.00%, 2/15/2026	5,257,000	5,236,393
VeriSign, Inc. 5.25%, 4/1/2025	3,983,000	3,978,778
Weibo Corp. 3.50%, 7/5/2024	8,390,000	8,172,867
		124,620,558
INVESTMENT COMPANY SECURITY — 1.5%
Ares Capital Corp.:
3.25%, 7/15/2025	10,789,000	9,891,247
3.88%, 1/15/2026	5,691,000	5,247,500
4.20%, 6/10/2024	3,709,000	3,590,868
4.25%, 3/1/2025	6,728,000	6,362,602
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,400,000	1,238,258
Blackstone Private Credit Fund:
1.75%, 9/15/2024	6,826,000	6,343,129
2.35%, 11/22/2024	6,296,000	5,843,884
2.70%, 1/15/2025	5,620,000	5,174,896
4.70%, 3/24/2025 (a)	5,700,000	5,443,443
7.05%, 9/29/2025 (d)	5,603,000	5,578,515
Blackstone Secured Lending Fund 3.63%, 1/15/2026	4,485,000	4,071,304
FS KKR Capital Corp.:
1.65%, 10/12/2024	5,841,000	5,376,699
3.40%, 1/15/2026	4,737,000	4,267,137
4.13%, 2/1/2025 (a)	7,009,000	6,653,153
4.63%, 7/15/2024	2,126,000	2,052,929
Golub Capital BDC, Inc. 3.38%, 4/15/2024	5,286,000	5,079,740
Main Street Capital Corp. 3.00%, 7/14/2026	3,950,000	3,458,423
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	2,044,000	1,940,390
Owl Rock Capital Corp.:
3.75%, 7/22/2025	4,714,000	4,318,496
4.00%, 3/30/2025	2,243,000	2,091,575
4.25%, 1/15/2026	2,200,000	2,022,636
5.25%, 4/15/2024	4,862,000	4,735,248
OWL Rock Core Income Corp. 5.50%, 3/21/2025	6,954,000	6,766,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Prospect Capital Corp. 3.71%, 1/22/2026	$3,926,000	$3,474,981
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	3,426,000	3,266,246
		114,289,541
IRON/STEEL — 0.3%
ArcelorMittal SA 4.55%, 3/11/2026	2,650,000	2,599,067
Nucor Corp.:
2.00%, 6/1/2025	3,658,000	3,439,361
3.95%, 5/23/2025	3,698,000	3,641,864
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	4,057,000	3,727,409
Steel Dynamics, Inc.:
2.40%, 6/15/2025	4,210,000	3,986,828
2.80%, 12/15/2024	3,950,000	3,782,639
		21,177,168
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	4,833,000	4,521,320
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	2,453,000	2,341,634
		6,862,954
LODGING — 0.2%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,250,000	2,240,033
5.63%, 4/23/2025	6,896,000	6,859,106
Marriott International, Inc.:
3.60%, 4/15/2024	911,000	895,404
3.75%, 3/15/2025	5,316,000	5,184,854
3.75%, 10/1/2025	1,386,000	1,344,198
Series EE, 5.75%, 5/1/2025	831,000	840,465
		17,364,060
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	1,750,000	1,586,655
3.40%, 5/13/2025	8,811,000	8,633,546
3.65%, 8/12/2025	11,898,000	11,686,097
4.80%, 1/6/2026	3,300,000	3,353,592
4.90%, 1/17/2025	3,695,000	3,722,084
COR, 5.40%, 3/10/2025	4,543,000	4,627,182
Series MTN, 0.45%, 5/17/2024	3,646,000	3,481,383
Series MTN, 0.60%, 9/13/2024	2,566,000	2,427,949
Series MTN, 0.80%, 11/13/2025 (a)	3,844,000	3,509,534
Series MTN, 2.15%, 11/8/2024	3,729,000	3,596,770
Security Description	Principal Amount	Value
Series MTN, 2.85%, 5/17/2024 (a)	$3,881,000	$3,804,350
Series MTN, 3.25%, 12/1/2024	3,761,000	3,679,198
Series MTN, 3.30%, 6/9/2024	3,686,000	3,627,835
Caterpillar, Inc. 3.40%, 5/15/2024 (a)	3,924,000	3,880,758
		61,616,933
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	501,000	461,271
3.95%, 5/23/2025	4,900,000	4,779,656
5.45%, 10/14/2025	3,958,000	4,005,971
Deere & Co. 2.75%, 4/15/2025	3,698,000	3,584,804
Dover Corp. 3.15%, 11/15/2025	2,771,000	2,678,809
John Deere Capital Corp.:
2.13%, 3/7/2025	3,752,000	3,593,478
3.40%, 6/6/2025	8,183,000	8,014,021
4.05%, 9/8/2025	3,334,000	3,315,030
4.55%, 10/11/2024	3,195,000	3,199,984
4.80%, 1/9/2026	7,959,000	8,080,056
5.15%, 3/3/2025	3,229,000	3,270,912
Series FXD, 5.05%, 3/3/2026 (a)	3,810,000	3,879,380
Series MTN, 0.45%, 6/7/2024	3,426,000	3,262,511
Series MTN, 0.63%, 9/10/2024	3,454,000	3,271,940
Series MTN, 0.70%, 1/15/2026 (a)	3,910,000	3,552,782
Series MTN, 1.25%, 1/10/2025	3,825,000	3,624,226
Series MTN, 2.05%, 1/9/2025 (a)	3,441,000	3,317,675
Series MTN, 2.65%, 6/24/2024	3,765,000	3,674,188
Series MTN, 3.40%, 9/11/2025	3,441,000	3,348,919
Series MTN, 3.45%, 3/13/2025	3,754,000	3,693,335
Otis Worldwide Corp. 2.06%, 4/5/2025	9,754,400	9,214,689
Rockwell Automation, Inc. 2.88%, 3/1/2025	2,011,000	1,952,963
Westinghouse Air Brake Technologies Corp. 3.20%, 6/15/2025	5,520,000	5,267,294
		93,043,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/2025	$31,565,000	$31,217,154
Comcast Corp.:
3.15%, 3/1/2026	3,850,000	3,734,461
3.38%, 2/15/2025	4,014,000	3,936,811
3.38%, 8/15/2025	17,724,000	17,319,184
3.70%, 4/15/2024	12,372,000	12,228,485
3.95%, 10/15/2025	11,197,000	11,070,026
5.25%, 11/7/2025	4,939,000	5,048,251
Discovery Communications LLC:
3.45%, 3/15/2025	1,000,000	962,230
3.90%, 11/15/2024	1,834,000	1,785,857
3.95%, 6/15/2025	5,861,000	5,645,022
4.90%, 3/11/2026	1,400,000	1,390,886
Fox Corp. 3.05%, 4/7/2025	2,484,000	2,393,433
Paramount Global:
4.00%, 1/15/2026	9,474,000	9,176,327
4.75%, 5/15/2025 (a)	540,000	534,422
TCI Communications, Inc. 7.88%, 2/15/2026	1,060,000	1,151,457
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,600,000	1,544,032
Series GMTN, 3.15%, 9/17/2025	9,326,000	9,023,558
Walt Disney Co.:
1.75%, 1/13/2026 (a)	8,412,000	7,882,633
3.35%, 3/24/2025	7,634,000	7,499,794
3.70%, 10/15/2025	12,071,000	11,872,070
		145,416,093
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 3.25%, 6/15/2025	1,250,000	1,220,000
Timken Co. 3.88%, 9/1/2024	320,000	313,440
		1,533,440
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	6,071,000	6,120,114
6.42%, 3/1/2026	1,417,000	1,482,536
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	3,945,000	3,922,198
Southern Copper Corp. 3.88%, 4/23/2025	275,000	267,086
		11,791,934
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
2.00%, 2/14/2025 (a)	3,663,000	3,491,315
Security Description	Principal Amount	Value
2.65%, 4/15/2025 (a)	$5,094,000	$4,879,644
Series MTN, 3.00%, 8/7/2025 (a)	5,177,000	4,982,604
Carlisle Cos., Inc. 3.50%, 12/1/2024	1,560,000	1,525,711
Parker-Hannifin Corp.:
2.70%, 6/14/2024	3,459,000	3,366,403
3.65%, 6/15/2024	4,379,000	4,314,147
Series MTN, 3.30%, 11/21/2024	3,162,000	3,074,191
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	900,000	873,153
3.55%, 11/1/2024	3,620,000	3,538,514
		30,045,682
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	2,185,000	2,132,931
5.50%, 12/1/2024	2,000,000	1,996,640
		4,129,571
OIL & GAS — 2.5%
BP Capital Markets America, Inc.:
3.41%, 2/11/2026	5,075,000	4,943,964
3.80%, 9/21/2025	4,323,000	4,291,745
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	3,102,000	2,906,605
3.90%, 2/1/2025	4,208,000	4,119,464
Chevron Corp.:
1.14%, 5/11/2023	5,179,000	5,156,679
1.55%, 5/11/2025	15,060,100	14,204,686
3.33%, 11/17/2025	3,644,000	3,577,606
Chevron USA, Inc.:
0.69%, 8/12/2025	4,539,000	4,164,033
3.90%, 11/15/2024	3,293,000	3,280,190
ConocoPhillips Co.:
2.40%, 3/7/2025	7,254,000	6,962,607
3.35%, 11/15/2024	17,000	16,649
Continental Resources, Inc. 3.80%, 6/1/2024	7,159,000	7,012,455
Devon Energy Corp.:
5.25%, 9/15/2024	3,909,000	3,916,857
5.85%, 12/15/2025	6,108,000	6,206,094
EOG Resources, Inc.:
3.15%, 4/1/2025	3,735,000	3,620,037
4.15%, 1/15/2026	3,915,000	3,884,541
EQT Corp.:
5.68%, 10/1/2025	1,985,000	1,981,030
6.13%, 2/1/2025	104,000	104,636
Exxon Mobil Corp.:
2.02%, 8/16/2024 (a)	3,753,000	3,630,164
2.71%, 3/6/2025	12,244,000	11,885,251
2.99%, 3/19/2025	20,652,200	20,097,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.04%, 3/1/2026	$8,200,000	$7,960,806
Hess Corp. 3.50%, 7/15/2024 (a)	2,668,000	2,608,797
Marathon Petroleum Corp.:
3.63%, 9/15/2024	3,512,000	3,453,771
4.70%, 5/1/2025	12,346,000	12,322,913
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	1,093,000	1,096,552
Phillips 66 1.30%, 2/15/2026	1,662,000	1,508,066
Phillips 66 Co.:
3.61%, 2/15/2025 (d)	3,573,000	3,472,849
3.85%, 4/9/2025	4,083,000	3,991,990
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	5,606,000	5,093,724
5.10%, 3/29/2026	1,750,000	1,757,175
Shell International Finance BV:
2.00%, 11/7/2024	4,885,300	4,696,337
3.25%, 5/11/2025	17,822,000	17,421,005
TotalEnergies Capital International SA:
2.43%, 1/10/2025	5,917,000	5,725,881
3.75%, 4/10/2024	4,955,000	4,921,603
		191,994,450
OIL & GAS SERVICES — 0.1%
Halliburton Co. 3.80%, 11/15/2025	3,100,000	3,038,217
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	4,022,000	3,720,511
		6,758,728
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	3,933,000	3,852,334
Berry Global, Inc. 1.57%, 1/15/2026	8,465,000	7,690,452
Packaging Corp. of America 3.65%, 9/15/2024	3,759,000	3,695,736
Sonoco Products Co. 1.80%, 2/1/2025	4,220,000	3,961,019
WRKCo, Inc.:
3.00%, 9/15/2024	3,663,000	3,546,224
3.75%, 3/15/2025	3,901,000	3,786,154
4.65%, 3/15/2026	1,800,000	1,781,802
		28,313,721
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
2.60%, 11/21/2024	11,729,000	11,318,837
3.60%, 5/14/2025	20,187,000	19,802,841
3.80%, 3/15/2025	40,032,500	39,386,776
Security Description	Principal Amount	Value
AmerisourceBergen Corp.:
3.25%, 3/1/2025	$4,466,000	$4,333,538
3.40%, 5/15/2024 (a)	3,535,000	3,467,976
Astrazeneca Finance LLC 0.70%, 5/28/2024	9,522,000	9,104,270
AstraZeneca PLC 3.38%, 11/16/2025	9,390,000	9,205,580
Becton Dickinson & Co.:
3.36%, 6/6/2024	4,772,000	4,684,243
3.73%, 12/15/2024	3,919,000	3,838,974
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	5,269,000	4,823,980
2.90%, 7/26/2024	14,456,000	14,174,975
3.63%, 5/15/2024	24,000	23,784
Cardinal Health, Inc.:
3.08%, 6/15/2024	9,059,000	8,852,817
3.50%, 11/15/2024	268,000	261,399
3.75%, 9/15/2025	3,957,000	3,862,151
Cigna Group:
1.25%, 3/15/2026	3,150,000	2,853,806
3.25%, 4/15/2025	6,205,000	6,014,382
3.50%, 6/15/2024	3,878,000	3,805,132
4.13%, 11/15/2025	18,083,000	17,804,341
4.50%, 2/25/2026	3,900,000	3,881,475
5.69%, 3/15/2026	3,950,000	3,973,581
CVS Health Corp.:
2.63%, 8/15/2024	4,330,200	4,204,754
3.38%, 8/12/2024	214,000	209,806
3.88%, 7/20/2025	19,762,000	19,407,470
4.10%, 3/25/2025	7,262,000	7,211,747
5.00%, 2/20/2026	6,965,000	7,045,446
Eli Lilly & Co.:
2.75%, 6/1/2025	1,771,000	1,714,186
COR, 5.00%, 2/27/2026	2,980,000	3,005,658
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025 (a)	6,835,000	6,752,638
Johnson & Johnson:
0.55%, 9/1/2025	4,067,000	3,736,109
2.45%, 3/1/2026	3,100,000	2,980,836
2.63%, 1/15/2025 (a)	3,652,000	3,567,347
McKesson Corp.:
0.90%, 12/3/2025	3,750,000	3,397,650
5.25%, 2/15/2026	3,950,000	3,963,272
Mead Johnson Nutrition Co. 4.13%, 11/15/2025 (a)	4,245,000	4,183,830
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	4,268,000	3,905,433
2.75%, 2/10/2025	17,791,000	17,406,714
Novartis Capital Corp.:
1.75%, 2/14/2025	3,169,000	3,022,307
3.00%, 11/20/2025	21,990,000	21,357,128
3.40%, 5/6/2024	5,317,000	5,249,634
Pfizer, Inc.:
0.80%, 5/28/2025	8,442,000	7,846,839
2.95%, 3/15/2024 (a)	0	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Viatris, Inc. 1.65%, 6/22/2025	$9,037,000	$8,301,750
Zoetis, Inc.:
4.50%, 11/13/2025	1,060,000	1,054,912
5.40%, 11/14/2025	5,491,000	5,587,697
		320,588,021
PIPELINES — 2.9%
Boardwalk Pipelines LP 4.95%, 12/15/2024	3,910,000	3,886,071
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	9,999,000	10,071,693
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	4,057,000	4,012,616
DCP Midstream Operating LP 5.38%, 7/15/2025	9,043,000	9,014,334
Enbridge Energy Partners LP 5.88%, 10/15/2025	3,000,000	3,064,350
Enbridge, Inc.:
2.50%, 1/15/2025	3,831,000	3,676,228
2.50%, 2/14/2025 (a)	3,865,000	3,701,665
3.50%, 6/10/2024	3,721,000	3,642,524
5.97%, 3/8/2026	3,659,000	3,668,440
Energy Transfer LP:
2.90%, 5/15/2025	9,571,000	9,122,790
3.90%, 5/15/2024	5,856,000	5,736,420
4.05%, 3/15/2025	3,973,000	3,897,632
4.25%, 4/1/2024	4,040,000	3,988,490
4.50%, 4/15/2024	5,106,000	5,046,821
4.75%, 1/15/2026	5,051,000	4,992,610
5.95%, 12/1/2025	2,200,000	2,233,330
Enterprise Products Operating LLC:
3.70%, 2/15/2026	3,835,000	3,744,456
3.75%, 2/15/2025	4,966,000	4,886,395
COR, 5.05%, 1/10/2026	5,212,000	5,286,115
Kinder Morgan Energy Partners LP 4.30%, 5/1/2024	3,935,000	3,897,263
Kinder Morgan, Inc.:
4.30%, 6/1/2025	9,637,000	9,493,794
5.63%, 11/15/2023 (d)	3,935,000	3,929,452
MPLX LP:
1.75%, 3/1/2026	3,600,000	3,287,124
4.00%, 2/15/2025	3,990,000	3,907,966
4.88%, 12/1/2024	5,548,000	5,514,546
4.88%, 6/1/2025	5,168,000	5,132,134
ONEOK Partners LP 4.90%, 3/15/2025	6,276,000	6,237,779
ONEOK, Inc.:
2.20%, 9/15/2025	500,000	464,100
2.75%, 9/1/2024	2,495,000	2,414,137
5.85%, 1/15/2026	1,124,000	1,143,018
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	943
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024	$500,000	$487,710
4.65%, 10/15/2025	9,449,000	9,360,935
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	10,624,000	10,690,613
5.75%, 5/15/2024	12,617,500	12,646,899
Spectra Energy Partners LP 3.50%, 3/15/2025	5,734,000	5,560,202
TC PipeLines LP 4.38%, 3/13/2025	275,000	270,449
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	8,209,000	7,702,915
4.88%, 1/15/2026 (a)	5,840,000	5,826,334
6.20%, 3/9/2026	3,700,000	3,725,678
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	7,289,000	7,807,467
Williams Cos., Inc.:
3.90%, 1/15/2025	3,914,000	3,843,861
4.00%, 9/15/2025 (a)	6,165,000	6,030,418
4.55%, 6/24/2024	5,111,000	5,073,945
5.40%, 3/2/2026	2,860,000	2,917,229
		221,039,891
REAL ESTATE — 0.0% (e)
CBRE Services, Inc. 4.88%, 3/1/2026	3,050,000	3,007,453
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	3,199,000	3,067,169
4.30%, 1/15/2026	1,000	979
American Tower Corp.:
1.30%, 9/15/2025	5,631,000	5,163,514
2.40%, 3/15/2025	7,893,000	7,487,379
3.38%, 5/15/2024	3,083,000	3,017,517
4.00%, 6/1/2025	6,077,000	5,936,439
4.40%, 2/15/2026	642,000	632,851
AvalonBay Communities, Inc.:
Series GMTN, 3.45%, 6/1/2025	667,000	643,902
Series GMTN, 3.50%, 11/15/2024	50,000	48,667
Series GMTN, 3.50%, 11/15/2025	1,406,000	1,355,257
Boston Properties LP:
3.20%, 1/15/2025	4,338,000	4,026,618
3.65%, 2/1/2026	8,920,000	8,183,832
Brandywine Operating Partnership LP 4.10%, 10/1/2024	6,611,000	6,154,775

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Brixmor Operating Partnership LP:
3.65%, 6/15/2024	$1,815,000	$1,759,116
3.85%, 2/1/2025	4,598,000	4,407,137
Corporate Office Properties LP 2.25%, 3/15/2026	2,100,000	1,867,656
Crown Castle, Inc.:
3.20%, 9/1/2024	3,624,000	3,523,688
4.45%, 2/15/2026	2,438,000	2,408,330
REIT, 1.35%, 7/15/2025	8,193,000	7,554,274
CubeSmart LP 4.00%, 11/15/2025	1,000	963
EPR Properties 4.50%, 4/1/2025	2,527,000	2,439,995
Equinix, Inc.:
1.00%, 9/15/2025	6,511,000	5,895,971
1.25%, 7/15/2025	5,623,000	5,156,628
2.63%, 11/18/2024	3,963,000	3,817,558
ERP Operating LP 3.38%, 6/1/2025	2,050,000	1,981,776
Essex Portfolio LP:
3.50%, 4/1/2025	165,000	159,143
3.88%, 5/1/2024	3,736,000	3,676,336
GLP Capital LP/GLP Financing II, Inc.:
3.35%, 9/1/2024	1,575,000	1,500,943
5.25%, 6/1/2025	9,040,000	8,845,098
Healthpeak OP LLC:
3.40%, 2/1/2025	3,627,000	3,509,231
4.00%, 6/1/2025	1,685,000	1,648,772
Host Hotels & Resorts LP:
3.88%, 4/1/2024	3,905,000	3,814,131
Series E, 4.00%, 6/15/2025	2,753,000	2,645,881
Series F, 4.50%, 2/1/2026	400,000	386,600
Kilroy Realty LP:
3.45%, 12/15/2024 (a)	2,959,000	2,661,916
4.38%, 10/1/2025	5,783,000	5,246,280
Kimco Realty OP LLC 3.30%, 2/1/2025	4,369,000	4,198,871
Kite Realty Group Trust 4.00%, 3/15/2025	785,000	746,339
Mid-America Apartments LP:
3.75%, 6/15/2024	3,612,000	3,560,529
4.00%, 11/15/2025	2,800,000	2,731,456
National Retail Properties, Inc.:
3.90%, 6/15/2024	1,404,000	1,377,127
4.00%, 11/15/2025 (a)	514,000	497,645
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	4,879,000	4,725,799
4.95%, 4/1/2024	4,313,000	4,255,939
5.25%, 1/15/2026	2,725,000	2,676,059
Security Description	Principal Amount	Value
Public Storage 0.88%, 2/15/2026	$2,231,000	$2,005,580
Realty Income Corp.:
3.88%, 7/15/2024	2,818,000	2,765,811
3.88%, 4/15/2025	3,982,000	3,883,565
4.63%, 11/1/2025	3,950,000	3,899,914
5.05%, 1/13/2026	1,410,000	1,402,118
Simon Property Group LP:
3.30%, 1/15/2026	5,873,000	5,622,458
3.38%, 10/1/2024	3,861,000	3,767,641
3.50%, 9/1/2025	8,946,000	8,634,232
REIT, 2.00%, 9/13/2024	3,643,000	3,482,417
SITE Centers Corp. 3.63%, 2/1/2025	9,861,000	9,337,775
Ventas Realty LP:
2.65%, 1/15/2025	1,836,000	1,748,606
3.50%, 4/15/2024	3,434,000	3,358,830
3.50%, 2/1/2025	4,825,000	4,646,668
3.75%, 5/1/2024	2,734,000	2,676,012
4.13%, 1/15/2026	2,489,000	2,416,147
VICI Properties LP 4.38%, 5/15/2025	10,130,000	9,832,482
Vornado Realty LP 3.50%, 1/15/2025	7,953,000	7,182,911
Welltower OP LLC 4.00%, 6/1/2025	9,161,000	8,880,948
WP Carey, Inc.:
4.00%, 2/1/2025	3,844,000	3,751,590
4.60%, 4/1/2024	3,888,000	3,805,769
		238,497,560
RETAIL — 2.1%
Advance Auto Parts, Inc. 5.90%, 3/9/2026	1,115,000	1,138,627
AutoNation, Inc.:
3.50%, 11/15/2024	3,477,000	3,364,867
4.50%, 10/1/2025	4,878,000	4,759,465
AutoZone, Inc.:
3.13%, 4/18/2024	3,217,000	3,140,725
3.25%, 4/15/2025	3,757,000	3,634,296
3.63%, 4/15/2025	3,586,000	3,495,776
Costco Wholesale Corp. 2.75%, 5/18/2024	3,705,000	3,626,417
Dollar General Corp.:
4.15%, 11/1/2025 (a)	3,100,000	3,051,330
4.25%, 9/20/2024	1,775,000	1,755,298
Dollar Tree, Inc. 4.00%, 5/15/2025	5,589,000	5,481,635
Genuine Parts Co. 1.75%, 2/1/2025	3,947,000	3,731,731
Home Depot, Inc.:
2.70%, 4/15/2025 (a)	4,614,000	4,471,797
3.35%, 9/15/2025	8,758,500	8,576,936
4.00%, 9/15/2025	3,657,000	3,637,033
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,101,000	1,075,490

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 9/15/2025	$8,568,300	$8,303,625
4.00%, 4/15/2025	3,737,000	3,686,289
4.80%, 4/1/2026	3,920,000	3,940,815
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	7,676,000	7,520,100
Series MTN, 1.45%, 9/1/2025	3,492,000	3,256,569
Series MTN, 3.25%, 6/10/2024	2,401,000	2,363,689
Series MTN, 3.38%, 5/26/2025	2,000,000	1,952,840
Series MTN, 3.70%, 1/30/2026	7,976,000	7,841,365
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	2,300,000	2,239,096
Ross Stores, Inc. 4.60%, 4/15/2025	3,600,000	3,588,660
Starbucks Corp.:
3.80%, 8/15/2025	6,045,000	5,957,771
4.75%, 2/15/2026	5,255,000	5,289,420
Target Corp. 2.25%, 4/15/2025	11,578,000	11,124,837
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	4,038,000	3,964,105
Walmart, Inc.:
2.65%, 12/15/2024	3,605,000	3,504,276
2.85%, 7/8/2024	5,780,000	5,657,348
3.30%, 4/22/2024	6,309,000	6,250,074
3.55%, 6/26/2025 (a)	3,528,300	3,493,617
3.90%, 9/9/2025 (a)	11,815,000	11,786,998
		156,662,917
SEMICONDUCTORS — 1.5%
Analog Devices, Inc. 2.95%, 4/1/2025	375,000	362,531
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 1/15/2025	406,000	391,343
Broadcom, Inc.:
3.15%, 11/15/2025	10,839,000	10,388,423
3.63%, 10/15/2024	4,985,000	4,855,390
Intel Corp.:
2.88%, 5/11/2024	5,052,000	4,967,127
3.40%, 3/25/2025 (a)	13,160,000	12,933,385
3.70%, 7/29/2025	15,941,000	15,713,044
4.88%, 2/10/2026	6,244,000	6,325,297
KLA Corp. 4.65%, 11/1/2024	3,824,300	3,813,974
Lam Research Corp.:
3.75%, 3/15/2026	2,900,000	2,852,005
3.80%, 3/15/2025	3,658,000	3,593,363
Microchip Technology, Inc.:
0.98%, 9/1/2024	2,167,000	2,042,094
4.25%, 9/1/2025	7,812,000	7,684,274
Micron Technology, Inc. 4.98%, 2/6/2026	3,139,000	3,129,520
Security Description	Principal Amount	Value
NVIDIA Corp. 0.58%, 6/14/2024	$3,960,000	$3,781,879
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	2,050,000	2,057,216
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 5/1/2025	1,789,000	1,696,741
Qorvo, Inc. 1.75%, 12/15/2024 (d)	7,814,000	7,287,180
QUALCOMM, Inc.:
2.90%, 5/20/2024 (a)	3,985,000	3,912,792
3.45%, 5/20/2025	6,673,000	6,546,814
Texas Instruments, Inc.:
1.38%, 3/12/2025 (a)	3,804,000	3,591,166
4.70%, 11/18/2024	1,993,000	2,006,054
Xilinx, Inc. 2.95%, 6/1/2024	4,166,000	4,073,932
		114,005,544
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	3,562,000	3,477,581
SOFTWARE — 2.1%
Adobe, Inc.:
1.90%, 2/1/2025 (a)	3,359,000	3,214,328
3.25%, 2/1/2025	3,942,000	3,863,318
Cadence Design Systems, Inc. 4.38%, 10/15/2024	2,958,000	2,924,545
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	2,950,000	2,634,497
4.50%, 7/15/2025	6,812,000	6,730,256
Fiserv, Inc.:
2.75%, 7/1/2024	10,490,000	10,180,965
3.85%, 6/1/2025	4,963,000	4,859,422
Intuit, Inc. 0.95%, 7/15/2025	2,417,000	2,231,157
Microsoft Corp.:
2.70%, 2/12/2025 (a)	11,828,000	11,532,891
3.13%, 11/3/2025	15,478,000	15,097,860
Oracle Corp.:
1.65%, 3/25/2026	7,354,000	6,756,635
2.50%, 4/1/2025	27,825,000	26,619,343
2.95%, 11/15/2024	10,026,000	9,741,562
2.95%, 5/15/2025	18,956,000	18,253,111
3.40%, 7/8/2024	9,734,000	9,537,568
5.80%, 11/10/2025	2,878,000	2,949,864
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,828,000	3,499,634
2.35%, 9/15/2024	3,610,000	3,474,300
3.85%, 12/15/2025	1,350,000	1,323,594
Salesforce, Inc. 0.63%, 7/15/2024	3,987,000	3,789,006

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	$5,995,000	$5,835,473
VMware, Inc.:
1.00%, 8/15/2024	8,272,000	7,798,097
4.50%, 5/15/2025	430,000	424,939
		163,272,365
TELECOMMUNICATIONS — 1.5%
AT&T, Inc.:
0.90%, 3/25/2024	11,311,000	10,824,966
1.70%, 3/25/2026	4,850,000	4,451,476
3.88%, 1/15/2026	25,000	24,566
5.54%, 2/20/2026	11,113,000	11,141,560
Cisco Systems, Inc.:
2.95%, 2/28/2026 (a)	2,977,000	2,882,361
3.50%, 6/15/2025	4,459,000	4,369,330
Juniper Networks, Inc. 1.20%, 12/10/2025	2,265,000	2,052,158
Motorola Solutions, Inc. 4.00%, 9/1/2024	94,000	92,211
Rogers Communications, Inc.:
2.95%, 3/15/2025 (d)	3,923,000	3,775,534
3.63%, 12/15/2025	4,731,000	4,578,851
T-Mobile USA, Inc.:
1.50%, 2/15/2026	5,580,000	5,100,455
2.25%, 2/15/2026	7,300,000	6,803,162
2.63%, 4/15/2026	9,626,000	9,009,551
3.50%, 4/15/2025	20,232,100	19,672,075
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	6,262,000	5,703,117
1.45%, 3/20/2026	5,650,000	5,199,752
3.38%, 2/15/2025	5,300,000	5,196,756
3.50%, 11/1/2024 (a)	4,566,000	4,483,173
Vodafone Group PLC 4.13%, 5/30/2025	6,394,000	6,322,387
		111,683,441
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc. 3.00%, 11/19/2024 (a)	3,196,000	3,085,291
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	896,000	872,946
3.40%, 9/1/2024	4,094,000	4,020,963
3.65%, 9/1/2025	5,615,000	5,497,983
3.75%, 4/1/2024	3,878,000	3,824,833
7.00%, 12/15/2025	500,000	530,685
Canadian National Railway Co. 2.95%, 11/21/2024	3,963,000	3,854,572
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	7,041,000	6,636,706
2.90%, 2/1/2025	3,407,000	3,280,566
Security Description	Principal Amount	Value
CSX Corp.:
3.35%, 11/1/2025	$3,934,000	$3,815,901
3.40%, 8/1/2024	908,000	888,387
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	3,450,000	3,386,693
Norfolk Southern Corp. 3.65%, 8/1/2025 (a)	2,455,000	2,389,697
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	2,741,000	2,638,240
Series MTN, 3.35%, 9/1/2025	5,093,000	4,857,449
Series MTN, 4.63%, 6/1/2025	4,495,000	4,435,306
Union Pacific Corp.:
2.75%, 3/1/2026	2,600,000	2,491,528
3.25%, 1/15/2025 (a)	3,860,000	3,783,495
3.25%, 8/15/2025	4,543,000	4,416,659
3.75%, 7/15/2025	1,550,000	1,527,417
4.75%, 2/21/2026	2,669,000	2,702,176
United Parcel Service, Inc.:
2.20%, 9/1/2024	2,953,000	2,858,976
2.80%, 11/15/2024 (a)	1,769,000	1,719,309
3.90%, 4/1/2025	3,051,000	3,014,357
		73,444,844
TRUCKING & LEASING — 0.0% (e)
GATX Corp. 3.25%, 3/30/2025	400,000	383,220
WATER — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	5,169,000	5,039,413
TOTAL CORPORATE BONDS & NOTES (Cost $7,698,020,341)		7,524,158,468
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025 (a)	3,915,000	3,814,737
4.97%, 01/12/2026 (a)	6,358,000	6,413,251
		10,227,988
SWITZERLAND — 0.2%
Credit Suisse AG:
3.70%, 02/21/2025	10,626,000	10,086,412
7.95%, 01/09/2025	7,450,000	7,464,527
		17,550,939
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $28,320,654)		27,778,927

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (f) (g)	256,318,552	$256,318,552
State Street Navigator Securities Lending Portfolio II (h) (i)	101,467,390	101,467,390
TOTAL SHORT-TERM INVESTMENTS (Cost $357,785,942)		357,785,942
TOTAL INVESTMENTS — 103.3% (Cost $8,084,126,937)		7,909,723,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(252,608,935)
NET ASSETS — 100.0%		$7,657,114,402
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,524,158,468	$—	$7,524,158,468
Foreign Government Obligations	—	27,778,927	—	27,778,927
Short-Term Investments	357,785,942	—	—	357,785,942
TOTAL INVESTMENTS	$357,785,942	$7,551,937,395	$—	$7,909,723,337

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	299,943,060	$299,943,060	$1,830,112,883	$1,873,737,391	$—	$—	256,318,552	$256,318,552	$658,954
State Street Navigator Securities Lending Portfolio II	199,472,620	199,472,620	879,381,063	977,386,293	—	—	101,467,390	101,467,390	505,650
Total		$499,415,680	$2,709,493,946	$2,851,123,684	$—	$—		$357,785,942	$1,164,604
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$7,812,500	$8,245,239
6.88%, 8/15/2025 (a)	1,246,900	1,327,072
7.50%, 11/15/2024	1,797,200	1,886,849
7.63%, 2/15/2025	1,373,100	1,457,631
U.S. Treasury Notes:
0.25%, 5/15/2024	94,686,600	90,281,454
0.25%, 6/15/2024	32,957,400	31,331,416
0.25%, 5/31/2025	46,748,700	43,140,285
0.25%, 6/30/2025 (a)	37,002,400	34,105,806
0.25%, 7/31/2025	65,493,700	60,141,637
0.25%, 8/31/2025	27,576,800	25,262,934
0.25%, 9/30/2025	28,211,800	25,818,205
0.25%, 10/31/2025	36,194,900	33,002,397
0.38%, 4/15/2024	56,313,600	53,893,875
0.38%, 7/15/2024	21,140,300	20,074,201
0.38%, 8/15/2024	60,905,800	57,667,800
0.38%, 9/15/2024	42,897,800	40,526,691
0.38%, 4/30/2025	17,493,000	16,224,758
0.38%, 11/30/2025	51,862,000	47,307,868
0.38%, 12/31/2025	63,020,300	57,442,019
0.38%, 1/31/2026	91,136,300	82,734,672
0.50%, 3/31/2025	62,446,300	58,243,371
0.50%, 2/28/2026	74,174,300	67,411,690
0.63%, 10/15/2024	37,984,000	35,921,588
0.75%, 11/15/2024	74,986,200	70,876,605
0.75%, 3/31/2026	87,078,200	79,676,553
1.00%, 12/15/2024	46,892,700	44,432,665
1.13%, 1/15/2025	68,572,400	64,983,063
1.13%, 2/28/2025	56,710,900	53,618,384
1.25%, 8/31/2024	11,191,400	10,714,891
1.38%, 1/31/2025	10,354,000	9,853,287
1.50%, 9/30/2024	16,734,800	16,052,334
1.50%, 10/31/2024	18,093,100	17,327,677
1.50%, 11/30/2024	56,810,600	54,334,013
1.50%, 2/15/2025	41,096,000	39,145,545
1.63%, 2/15/2026	66,367,000	62,416,090
1.75%, 6/30/2024	11,519,900	11,144,603
1.75%, 7/31/2024	68,900,100	66,526,277
1.75%, 12/31/2024	32,357,300	31,038,993
1.75%, 3/15/2025	56,942,800	54,464,899
1.88%, 8/31/2024	61,340,300	59,250,896
2.00%, 4/30/2024 (a)	40,747,700	39,622,363
2.00%, 5/31/2024	60,748,300	59,030,262
2.00%, 6/30/2024	38,195,000	37,052,134
2.00%, 2/15/2025	58,211,300	55,960,160
2.00%, 8/15/2025	71,989,300	68,884,761
2.13%, 7/31/2024	50,374,400	48,880,878
2.13%, 9/30/2024	19,490,900	18,872,673
2.13%, 11/30/2024	29,554,600	28,553,669
2.13%, 5/15/2025	45,647,400	43,885,696
2.25%, 4/30/2024	60,466,800	58,955,130
2.25%, 10/31/2024	6,900,100	6,686,359
Security Description	Principal Amount	Value
2.25%, 11/15/2024	$83,855,600	$81,212,183
2.25%, 12/31/2024	29,546,100	28,576,619
2.25%, 11/15/2025	77,199,500	74,087,395
2.25%, 3/31/2026	38,934,700	37,237,390
2.38%, 8/15/2024	62,768,900	61,096,698
2.50%, 4/30/2024	63,324,900	61,914,932
2.50%, 5/15/2024	57,853,700	56,565,551
2.50%, 5/31/2024	63,024,500	61,594,139
2.50%, 1/31/2025	33,472,800	32,498,689
2.50%, 2/28/2026	31,234,200	30,092,200
2.63%, 3/31/2025	6,987,800	6,799,730
2.63%, 4/15/2025	83,918,800	81,552,028
2.63%, 12/31/2025 (a)	14,727,800	14,251,448
2.63%, 1/31/2026	25,746,000	24,905,232
2.75%, 2/28/2025	10,580,700	10,317,422
2.75%, 5/15/2025	81,473,000	79,347,064
2.75%, 6/30/2025	6,645,400	6,466,805
2.75%, 8/31/2025	21,683,500	21,085,510
2.88%, 4/30/2025	22,605,400	22,070,288
2.88%, 5/31/2025	26,352,400	25,724,472
2.88%, 6/15/2025	66,520,700	64,956,424
2.88%, 7/31/2025	30,224,300	29,513,557
2.88%, 11/30/2025	15,135,000	14,749,530
3.00%, 6/30/2024	95,035,800	93,316,988
3.00%, 7/31/2024	140,193,700	137,614,355
3.00%, 7/15/2025	113,733,600	111,298,990
3.00%, 9/30/2025	16,764,700	16,395,353
3.00%, 10/31/2025	11,199,300	10,950,816
3.13%, 8/15/2025	130,820,200	128,367,321
3.25%, 8/31/2024	116,218,800	114,439,200
3.50%, 9/15/2025	65,760,700	65,133,918
3.88%, 3/31/2025	93,817,600	93,535,414
3.88%, 1/15/2026 (a)	146,378,600	146,435,780
4.00%, 12/15/2025	116,923,300	117,370,898
4.00%, 2/15/2026	142,030,600	142,629,792
4.13%, 1/31/2025	165,933,700	165,894,810
4.25%, 9/30/2024	137,318,500	137,162,944
4.25%, 12/31/2024 (a)	158,779,200	158,909,448
4.25%, 10/15/2025	83,177,800	83,834,125
4.38%, 10/31/2024	189,168,800	189,383,092
4.50%, 11/30/2024 (a)	157,040,800	157,648,107
4.50%, 11/15/2025	135,152,900	137,159,076
4.63%, 2/28/2025 (a)	160,122,900	161,680,345
4.63%, 3/15/2026	103,126,900	105,479,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,547,757,038)		5,506,945,878
Shares
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b) (c)	16,691,156	16,691,156

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	526,567,143	$526,567,143
TOTAL SHORT-TERM INVESTMENTS (Cost $543,258,299)		543,258,299
TOTAL INVESTMENTS — 108.9% (Cost $6,091,015,337)		6,050,204,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(492,841,853)
NET ASSETS — 100.0%		$5,557,362,324

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,506,945,878	$—	$5,506,945,878
Short-Term Investments	543,258,299	—	—	543,258,299
TOTAL INVESTMENTS	$543,258,299	$5,506,945,878	$—	$6,050,204,177

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,611,995	$3,611,995	$180,251,808	$167,172,647	$—	$—	16,691,156	$16,691,156	$149,900
State Street Navigator Securities Lending Portfolio II	289,013,151	289,013,151	3,163,181,461	2,925,627,469	—	—	526,567,143	526,567,143	526,567,142
Total		$292,625,146	$3,343,433,269	$3,092,800,116	$—	$—		$543,258,299	$526,717,042
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$20,565,230	$14,253,288
0.13%, 2/15/2052	25,152,022	17,456,686
0.25%, 2/15/2050	20,941,914	15,201,771
0.63%, 2/15/2043	37,249,395	31,430,055
0.75%, 2/15/2042	32,656,191	28,518,561
0.75%, 2/15/2045	30,990,056	26,408,855
0.88%, 2/15/2047	26,320,242	22,764,572
1.00%, 2/15/2046 (a)	24,793,445	22,175,231
1.00%, 2/15/2048	25,822,834	22,979,876
1.00%, 2/15/2049	20,839,643	18,487,980
1.38%, 2/15/2044	29,824,822	28,873,714
1.50%, 2/15/2053	11,352,762	11,512,456
1.75%, 1/15/2028	24,058,875	24,635,735
2.00%, 1/15/2026	37,072,134	37,636,395
2.13%, 2/15/2040	24,084,101	26,583,931
2.13%, 2/15/2041	34,924,833	38,545,439
2.38%, 1/15/2025	54,031,433	54,737,272
2.38%, 1/15/2027	28,053,850	29,103,170
2.50%, 1/15/2029 (a)	23,600,485	25,282,747
3.38%, 4/15/2032	8,722,222	10,315,637
3.63%, 4/15/2028	32,578,319	36,383,082
3.88%, 4/15/2029	43,419,655	50,053,043
U.S. Treasury Inflation-Indexed Notes:
0.13%, 7/15/2024	54,017,178	52,980,558
0.13%, 10/15/2024	42,316,699	41,359,410
0.13%, 4/15/2025	40,897,351	39,657,015
0.13%, 10/15/2025	39,400,566	38,210,825
0.13%, 4/15/2026	47,107,000	45,232,644
0.13%, 7/15/2026	47,867,020	46,132,005
0.13%, 10/15/2026	43,397,344	41,695,813
0.13%, 4/15/2027	47,802,511	45,550,200
0.13%, 1/15/2030	54,540,182	50,840,204
0.13%, 7/15/2030	50,118,462	46,653,264
0.13%, 1/15/2031	54,589,027	50,469,810
Security Description	Principal Amount	Value
0.13%, 7/15/2031	$58,542,576	$53,939,212
0.13%, 1/15/2032	59,216,788	54,111,203
0.25%, 1/15/2025	56,140,149	54,831,520
0.25%, 7/15/2029 (a)	48,935,159	46,387,667
0.38%, 7/15/2025	60,811,565	59,529,578
0.38%, 1/15/2027	48,343,465	46,626,078
0.38%, 7/15/2027	47,154,838	45,568,058
0.50%, 4/15/2024	41,541,678	40,907,649
0.50%, 1/15/2028	50,109,903	48,411,058
0.63%, 1/15/2024	519	515
0.63%, 1/15/2026 (a)	63,829,769	62,456,565
0.63%, 7/15/2032	53,534,360	51,153,580
0.75%, 7/15/2028 (a)	46,223,942	45,347,452
0.88%, 1/15/2029	50,157,643	49,292,814
1.13%, 1/15/2033	35,387,015	35,286,153
1.63%, 10/15/2027 (a)	42,802,995	43,649,164
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,032,780,843)		1,829,619,510
	Shares
SHORT-TERM INVESTMENT — 5.2%
State Street Navigator Securities Lending Portfolio II (b) (c) (Cost $97,015,490)	97,015,490	97,015,490
TOTAL INVESTMENTS — 104.0% (Cost $2,129,796,333)		1,926,635,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(74,387,239)
NET ASSETS — 100.0%		$1,852,247,761
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,829,619,510	$—	$1,829,619,510
Short-Term Investment	97,015,490	—	—	97,015,490
TOTAL INVESTMENTS	$97,015,490	$1,829,619,510	$—	$1,926,635,000
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	874,039	$874,039	$137,924,185	$138,798,224	$—	$—	—	$—	$80,978
State Street Navigator Securities Lending Portfolio II	17,288,079	17,288,079	1,201,155,700	1,121,428,289	—	—	97,015,490	97,015,490	217,879
Total		$18,162,118	$1,339,079,885	$1,260,226,513	$—	$—		$97,015,490	$298,857
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 22.9%
AZERBAIJAN — 0.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$650,000	$661,505
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	409,604
BRAZIL — 1.8%
Banco do Brasil SA 4.88%, 1/11/2029	600,000	562,926
Petrobras Global Finance BV:
5.50%, 6/10/2051	500,000	390,815
5.60%, 1/3/2031 (a)	300,000	282,879
6.00%, 1/27/2028	450,000	443,763
6.75%, 1/27/2041	1,319,000	1,248,183
6.85%, 6/5/2115	486,000	423,593
6.90%, 3/19/2049	200,000	180,982
		3,533,141
CHILE — 2.3%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	650,000	583,505
3.63%, 8/1/2027	400,000	379,208
3.70%, 1/30/2050	2,850,000	2,139,352
5.13%, 2/2/2033	200,000	201,512
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050	200,000	124,568
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	527,160
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	165,872
5.25%, 11/6/2029	400,000	381,420
Interchile SA 4.50%, 6/30/2056 (b)	250,000	199,165
		4,701,762
CHINA — 4.5%
Bank of China Ltd.:
1.25%, 6/24/2025	400,000	372,016
5.00%, 11/13/2024	600,000	597,396
China Cinda Finance 2017 I Ltd. 4.75%, 2/8/2028	700,000	666,526
China Construction Bank Corp.:
5 Year CMT + 2.40%, 2.85%, 1/21/2032 (c)	500,000	467,000
5 Year CMT + 1.88%, 4.25%, 2/27/2029 (c)	1,010,000	1,001,344
China Resources Land Ltd. 5 Year CMT + 5.14%, 3.75%, 12/9/2024 (c)	500,000	480,000
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	250,000	228,825
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028	500,000	487,725
Security Description	Principal Amount	Value
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	$200,000	$194,124
4.38%, 5/2/2028	900,000	901,485
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025	200,000	184,660
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	200,000	197,882
5 Year CMT + 2.37%, 3.20%, 9/24/2026 (c)	850,000	794,750
Sinopec Group Overseas Development 2015 Ltd. 3.25%, 4/28/2025	200,000	194,026
Sinopec Group Overseas Development 2018 Ltd.:
2.15%, 5/13/2025	200,000	189,432
2.30%, 1/8/2031	1,163,000	1,005,972
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	191,302
State Grid Overseas Investment BVI Ltd.:
1.63%, 8/5/2030	700,000	579,551
3.50%, 5/4/2027	300,000	291,252
		9,025,268
COLOMBIA — 0.7%
Ecopetrol SA:
5.38%, 6/26/2026	200,000	192,096
5.88%, 5/28/2045	500,000	346,945
6.88%, 4/29/2030	400,000	365,852
8.88%, 1/13/2033	400,000	404,924
		1,309,817
INDIA — 0.7%
Greenko Dutch BV 3.85%, 3/29/2026	329,000	295,205
Indian Oil Corp. Ltd. 4.75%, 1/16/2024	750,000	746,453
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	500,000	416,055
		1,457,713
INDONESIA — 1.1%
Indonesia Asahan Aluminium Persero PT:
4.75%, 5/15/2025	954,000	942,066
5.80%, 5/15/2050	222,000	199,793
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	197,335
5.63%, 5/20/2043 (a)	200,000	190,730
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	500,000	480,545
5.45%, 5/21/2028	200,000	200,644
		2,211,113

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
3.75%, 2/22/2032 (b)	$200,000	$174,310
Series GMTN, 4.25%, 8/14/2028	$200,000	186,922
		361,232
KAZAKHSTAN — 1.0%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	1,108,000	1,017,875
5.38%, 4/24/2030	850,000	758,052
6.38%, 10/24/2048	200,000	166,000
		1,941,927
MALAYSIA — 2.3%
Misc Capital Two Labuan Ltd. 3.75%, 4/6/2027	800,000	757,016
Petronas Capital Ltd.:
2.48%, 1/28/2032	250,000	213,338
3.40%, 4/28/2061 (a)	464,000	340,854
Series REGS, 3.50%, 3/18/2025	200,000	196,084
3.50%, 4/21/2030	1,000,000	938,190
4.50%, 3/18/2045 (a)	700,000	655,599
4.55%, 4/21/2050	1,400,000	1,315,916
TNB Global Ventures Capital Bhd 3.24%, 10/19/2026	250,000	234,822
		4,651,819
MEXICO — 1.9%
Comision Federal de Electricidad:
3.35%, 2/9/2031	200,000	158,602
4.88%, 1/15/2024	200,000	197,332
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	155,294
Petroleos Mexicanos:
5.35%, 2/12/2028 (a)	400,000	337,432
5.95%, 1/28/2031 (a)	300,000	229,545
6.49%, 1/23/2027 (a)	400,000	362,880
6.50%, 3/13/2027	1,400,000	1,271,186
6.63%, 6/15/2035 (a)	150,000	109,419
6.70%, 2/16/2032	511,000	407,057
6.75%, 9/21/2047	400,000	259,628
6.88%, 8/4/2026	300,000	284,856
6.95%, 1/28/2060	100,000	64,676
		3,837,907
MOROCCO — 0.3%
OCP SA:
3.75%, 6/23/2031	400,000	325,520
5.13%, 6/23/2051	400,000	290,416
		615,936
OMAN — 0.3%
OQ SAOC 5.13%, 5/6/2028	500,000	475,468
Security Description	Principal Amount	Value
Oryx Funding Ltd. 5.80%, 2/3/2031	$200,000	$191,644
		667,112
PANAMA — 0.6%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	323,106
Banco Nacional de Panama 2.50%, 8/11/2030	1,187,000	923,165
		1,246,271
PERU — 1.0%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (b)	250,000	227,015
Petroleos del Peru SA:
4.75%, 6/19/2032	609,000	447,797
5.63%, 6/19/2047	1,990,000	1,280,804
		1,955,616
PHILIPPINES — 0.1%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	259,363
QATAR — 0.3%
Ooredoo International Finance Ltd.:
2.63%, 4/8/2031	400,000	346,424
Series REGS, 3.75%, 6/22/2026	200,000	193,334
		539,758
SAUDI ARABIA — 0.8%
Gaci First Investment Co. 5.00%, 10/13/2027	200,000	202,500
SA Global Sukuk Ltd. 1.60%, 6/17/2026	200,000	182,774
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	337,248
3.25%, 11/24/2050	300,000	208,612
4.25%, 4/16/2039	250,000	223,775
4.38%, 4/16/2049	400,000	343,516
		1,498,425
SOUTH AFRICA — 0.6%
Eskom Holdings SOC Ltd.:
6.35%, 8/10/2028	400,000	377,520
7.13%, 2/11/2025	404,000	395,540
Transnet SOC Ltd. 8.25%, 2/6/2028	400,000	397,968
		1,171,028
THAILAND — 0.1%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	300,000	274,941
TRINIDAD AND TOBAGO — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	200,000	208,572

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Ports Co. PJSC 2.50%, 5/6/2031	$400,000	$337,536
DAE Funding LLC 3.38%, 3/20/2028	475,000	426,940
DP World Crescent Ltd. 3.91%, 5/31/2023	400,000	398,512
DP World Ltd.:
5.63%, 9/25/2048	1,000,000	965,220
6.85%, 7/2/2037 (b)	200,000	223,278
DP World Salaam 5 Year CMT + 5.75%, 6.00%, 10/1/2025 (c)	400,000	397,050
Emirates NBD Bank PJSC:
5.63%, 10/21/2027	500,000	513,068
6 year CMT + 3.66%, 6.13%, 3/20/2025 (c)	200,000	194,388
		3,455,992
TOTAL CORPORATE BONDS & NOTES (Cost $50,354,029)		45,995,822
FOREIGN GOVERNMENT OBLIGATIONS — 75.3%
ANGOLA — 1.2%
Angolan Government International Bonds:
Series REGS, 8.25%, 5/9/2028	704,000	621,738
Series REGS, 8.75%, 4/14/2032	1,400,000	1,181,250
Series REGS, 9.13%, 11/26/2049	500,000	386,250
Series REGS, 9.38%, 5/8/2048	250,000	195,262
		2,384,500
ARGENTINA — 0.1%
Argentina Government International Bonds 1.00%, 7/9/2029	950,000	265,886
ARMENIA — 0.2%
Republic of Armenia International Bonds:
Series REGS, 3.60%, 2/2/2031	300,000	230,952
Series REGS, 7.15%, 3/26/2025	200,000	202,000
		432,952
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bonds:
3.50%, 9/1/2032	300,000	255,408
Series REGS, 4.75%, 3/18/2024	100,000	99,008
		354,416
Security Description	Principal Amount	Value
BAHAMAS — 0.2%
Bahamas Government International Bonds Series REGS, 6.00%, 11/21/2028	$500,000	$377,310
BAHRAIN — 2.6%
Bahrain Government International Bonds:
Series REGS, 5.25%, 1/25/2033	1,500,000	1,301,268
Series REGS, 5.45%, 9/16/2032	808,000	720,138
Series REGS, 6.00%, 9/19/2044	400,000	309,072
Series REGS, 7.00%, 1/26/2026	1,594,000	1,640,306
7.00%, 10/12/2028	300,000	305,268
Series REGS, 7.50%, 9/20/2047	500,000	450,625
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	546,941
		5,273,618
BERMUDA — 0.4%
Bermuda Government International Bonds:
Series REGS, 2.38%, 8/20/2030	200,000	170,520
Series REGS, 3.38%, 8/20/2050	200,000	143,056
5.00%, 7/15/2032	400,000	402,924
		716,500
BOLIVIA — 0.1%
Bolivia Government International Bonds Series REGS, 4.50%, 3/20/2028	450,000	233,721
BRAZIL — 3.3%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,400,000	1,213,604
3.88%, 6/12/2030	800,000	716,528
4.25%, 1/7/2025	300,000	297,216
4.50%, 5/30/2029	787,000	746,060
4.63%, 1/13/2028	800,000	783,200
4.75%, 1/14/2050	1,263,000	935,706
5.00%, 1/27/2045	600,000	471,906
5.63%, 1/7/2041	600,000	531,618
5.63%, 2/21/2047	400,000	336,836
6.00%, 4/7/2026	400,000	415,104
8.25%, 1/20/2034	200,000	231,030
		6,678,808
CHILE — 2.3%
Chile Government International Bonds:
2.55%, 1/27/2032	200,000	171,174

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 7/27/2033	$316,000	$260,267
3.10%, 5/7/2041	400,000	301,456
3.10%, 1/22/2061	500,000	327,835
3.24%, 2/6/2028	1,200,000	1,143,624
3.50%, 1/31/2034	1,300,000	1,158,625
3.50%, 1/25/2050	300,000	225,426
3.86%, 6/21/2047	835,000	685,927
4.34%, 3/7/2042	500,000	442,465
		4,716,799
CHINA — 0.7%
China Government International Bonds:
1.25%, 10/26/2026	400,000	364,680
2.50%, 10/26/2051 (b)	300,000	215,205
4.00%, 10/19/2048	300,000	283,581
COR, 2.75%, 12/3/2039	600,000	486,575
		1,350,041
COLOMBIA — 3.9%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	235,716
3.13%, 4/15/2031	400,000	305,820
3.25%, 4/22/2032	462,000	344,795
3.88%, 4/25/2027	400,000	363,912
3.88%, 2/15/2061	250,000	144,708
4.13%, 2/22/2042	250,000	162,460
4.13%, 5/15/2051	200,000	123,762
4.50%, 1/28/2026	90,000	86,199
4.50%, 3/15/2029	1,300,000	1,150,825
5.00%, 6/15/2045	600,000	420,564
5.20%, 5/15/2049	1,300,000	909,350
5.63%, 2/26/2044	500,000	379,215
6.13%, 1/18/2041	1,750,000	1,433,232
7.38%, 9/18/2037	400,000	384,908
8.00%, 4/20/2033	300,000	308,760
COR, 7.50%, 2/2/2034	1,056,000	1,042,441
		7,796,667
COSTA RICA — 0.7%
Costa Rica Government International Bonds:
Series REGS, 5.63%, 4/30/2043	176,000	153,983
Series REGS, 6.13%, 2/19/2031	600,000	597,510
Series REGS, 7.00%, 4/4/2044	206,000	201,544
Series REGS, 7.16%, 3/12/2045	541,000	535,065
		1,488,102
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 3.3%
Dominican Republic International Bonds:
Series REGS, 4.88%, 9/23/2032	$850,000	$722,730
Series REGS, 5.30%, 1/21/2041	500,000	391,275
5.50%, 2/22/2029	1,000,000	942,800
Series REGS, 5.88%, 1/30/2060	400,000	305,188
Series REGS, 6.00%, 7/19/2028	1,150,000	1,124,171
6.00%, 2/22/2033	1,000,000	918,760
Series REGS, 6.40%, 6/5/2049	1,400,000	1,170,022
Series REGS, 6.50%, 2/15/2048	400,000	340,080
Series REGS, 6.88%, 1/29/2026	200,000	203,488
Series REGS, 7.45%, 4/30/2044	498,000	480,475
		6,598,989
ECUADOR — 0.0% (d)
Ecuador Government International Bonds Series REGS, Zero Coupon, 7/31/2030	200,000	59,782
EGYPT — 2.4%
Egypt Government International Bonds:
3.88%, 2/16/2026	200,000	147,261
5.80%, 9/30/2027	400,000	279,872
Series REGS, 5.88%, 6/11/2025	762,000	621,403
Series REGS, 5.88%, 2/16/2031	400,000	242,000
Series REGS, 7.05%, 1/15/2032	457,000	284,483
Series REGS, 7.30%, 9/30/2033	550,000	336,523
Series REGS, 7.50%, 1/31/2027	300,000	230,387
Series REGS, 7.50%, 2/16/2061	400,000	215,479
Series REGS, 7.60%, 3/1/2029	1,500,000	1,042,938
Series REGS, 7.90%, 2/21/2048	1,480,000	817,274
Series REGS, 8.50%, 1/31/2047	400,000	231,255
8.75%, 9/30/2051	200,000	116,318
Series REGS, 8.88%, 5/29/2050	450,000	263,790
		4,828,983

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ETHIOPIA — 0.1%
Ethiopia International Bonds Series REGS, 6.63%, 12/11/2024	$200,000	$139,760
GABON — 0.2%
Gabon Government International Bonds:
Series REGS, 6.63%, 2/6/2031	400,000	304,360
7.00%, 11/24/2031 (b)	200,000	153,214
		457,574
GEORGIA — 0.1%
Georgia Government International Bonds Series REGS, 2.75%, 4/22/2026	200,000	177,976
GUATEMALA — 0.8%
Guatemala Government Bonds:
3.70%, 10/7/2033	200,000	167,922
Series REGS, 4.50%, 5/3/2026	378,000	369,994
Series REGS, 4.88%, 2/13/2028	300,000	292,230
Series REGS, 6.13%, 6/1/2050	907,000	858,212
		1,688,358
HONDURAS — 0.1%
Honduras Government International Bonds Series REGS, 5.63%, 6/24/2030	300,000	237,948
HUNGARY — 1.8%
Hungary Government International Bonds:
2.13%, 9/22/2031 (b)	650,000	500,006
Series REGS, 3.13%, 9/21/2051	150,000	91,801
5.25%, 6/16/2029	400,000	388,852
6.13%, 5/22/2028	200,000	204,904
7.63%, 3/29/2041	600,000	678,210
COR, 6.25%, 9/22/2032	900,000	917,208
COR, 6.75%, 9/25/2052	900,000	930,150
		3,711,131
INDIA — 1.5%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,300,000	1,049,269
Series REGS, 3.38%, 8/5/2026	550,000	521,323
3.88%, 2/1/2028	1,400,000	1,325,884
5.50%, 1/18/2033	200,000	202,034
		3,098,510
Security Description	Principal Amount	Value
INDONESIA — 4.2%
Indonesia Government International Bonds:
2.15%, 7/28/2031	$500,000	$416,040
2.85%, 2/14/2030	733,000	664,039
3.40%, 9/18/2029	400,000	375,420
Series REGS, 3.85%, 7/18/2027	200,000	195,512
3.85%, 10/15/2030	600,000	573,648
4.15%, 9/20/2027	500,000	493,325
4.20%, 10/15/2050	558,000	482,162
4.35%, 1/11/2048	708,000	630,035
4.45%, 4/15/2070	482,000	416,434
4.55%, 1/11/2028	200,000	200,516
4.75%, 2/11/2029	100,000	101,181
4.85%, 1/11/2033	400,000	402,420
Series REGS, 5.13%, 1/15/2045	823,000	809,223
5.65%, 1/11/2053	400,000	417,024
Series REGS, 5.95%, 1/8/2046	400,000	430,144
Series REGS, 6.63%, 2/17/2037	200,000	230,242
7.75%, 1/17/2038	500,000	629,490
Series REGS, 8.50%, 10/12/2035	200,000	260,308
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	700,000	692,328
		8,419,491
IRAQ — 0.2%
Iraq International Bonds COR, 5.80%, 1/15/2028	437,500	406,805
IVORY COAST — 0.2%
Ivory Coast Government International Bonds Series REGS, 6.13%, 6/15/2033	400,000	345,531
JAMAICA — 0.8%
Jamaica Government International Bonds:
6.75%, 4/28/2028	600,000	631,104
7.88%, 7/28/2045	600,000	700,167
8.00%, 3/15/2039	200,000	241,694
		1,572,965
JORDAN — 0.8%
Jordan Government International Bonds:
4.95%, 7/7/2025	200,000	191,128
Series REGS, 5.75%, 1/31/2027	300,000	286,512
Series REGS, 6.13%, 1/29/2026	800,000	783,032

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 7.38%, 10/10/2047	$500,000	$421,144
		1,681,816
KAZAKHSTAN — 0.7%
Kazakhstan Government International Bonds:
Series REGS, 4.88%, 10/14/2044	100,000	89,000
Series REGS, 4.88%, 10/14/2044	500,000	445,000
Series REGS, 5.13%, 7/21/2025	200,000	205,616
Series REGS, 6.50%, 7/21/2045	565,000	587,600
		1,327,216
KENYA — 0.6%
Republic of Kenya Government International Bonds:
Series REGS, 6.30%, 1/23/2034	200,000	140,500
Series REGS, 6.88%, 6/24/2024	200,000	184,360
Series REGS, 7.00%, 5/22/2027	416,000	351,408
Series REGS, 8.00%, 5/22/2032	200,000	161,760
Series REGS, 8.25%, 2/28/2048	600,000	438,000
		1,276,028
MALAYSIA — 0.3%
Malaysia Wakala Sukuk Bhd:
2.07%, 4/28/2031 (b)	250,000	219,150
Series REGS, 2.07%, 4/28/2031	300,000	262,980
COR, 3.08%, 4/28/2051	250,000	194,365
		676,495
MEXICO — 2.8%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	250,983
3.25%, 4/16/2030	600,000	538,656
3.75%, 1/11/2028	200,000	192,204
Series EMTN, 3.75%, 4/19/2071	150,000	100,092
3.77%, 5/24/2061	604,000	408,304
4.28%, 8/14/2041	200,000	163,912
4.40%, 2/12/2052	442,000	345,609
4.60%, 1/23/2046	700,000	575,932
4.75%, 4/27/2032	250,000	239,710
Series MTN, 4.75%, 3/8/2044	1,000,000	850,580
5.00%, 4/27/2051	200,000	171,828
5.55%, 1/21/2045	200,000	188,434
Series GMTN, 5.75%, 10/12/2110	150,000	134,535
Security Description	Principal Amount	Value
6.35%, 2/9/2035	$1,200,000	$1,275,984
Series MTNA, 7.50%, 4/8/2033	200,000	228,444
		5,665,207
MONGOLIA — 0.3%
Mongolia Government International Bonds:
Series REGS, 3.50%, 7/7/2027	200,000	160,662
Series REGS, 5.13%, 4/7/2026	200,000	177,894
8.65%, 1/19/2028	200,000	197,204
		535,760
MOROCCO — 0.5%
Morocco Government International Bonds:
Series REGS, 2.38%, 12/15/2027	200,000	176,018
Series REGS, 3.00%, 12/15/2032	350,000	281,750
Series REGS, 4.00%, 12/15/2050	728,000	495,040
		952,808
MOZAMBIQUE — 0.1%
Mozambique International Bonds Series REGS, 5.00%, 9/15/2031 (e)	200,000	142,640
NAMIBIA — 0.1%
Namibia International Bonds Series REGS, 5.25%, 10/29/2025	200,000	189,626
NIGERIA — 1.7%
Nigeria Government International Bonds:
Series REGS, 6.13%, 9/28/2028	200,000	155,456
Series REGS, 6.38%, 7/12/2023	250,000	247,500
Series REGS, 6.50%, 11/28/2027	803,000	652,438
Series REGS, 7.14%, 2/23/2030	200,000	152,000
Series REGS, 7.38%, 9/28/2033	350,000	247,205
Series REGS, 7.63%, 11/21/2025	200,000	181,400
Series REGS, 7.63%, 11/28/2047	200,000	126,790
Series REGS, 7.63%, 11/28/2047	200,000	126,790
Series REGS, 7.70%, 2/23/2038	200,000	133,724
Series REGS, 8.75%, 1/21/2031	1,200,000	962,635

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 9.25%, 1/21/2049	$300,000	$217,672
COR, 8.38%, 3/24/2029	300,000	246,750
		3,450,360
OMAN — 3.4%
Oman Government International Bonds:
Series REGS, 4.75%, 6/15/2026	700,000	683,403
Series REGS, 5.38%, 3/8/2027	400,000	395,473
Series REGS, 6.00%, 8/1/2029	1,571,000	1,577,432
Series REGS, 6.25%, 1/25/2031	200,000	203,320
Series REGS, 6.50%, 3/8/2047	400,000	367,500
Series REGS, 6.75%, 10/28/2027	650,000	678,441
Series REGS, 6.75%, 1/17/2048	610,000	575,712
Series REGS, 7.00%, 1/25/2051	600,000	583,126
Series REGS, 7.38%, 10/28/2032	1,045,000	1,139,123
COR, 4.88%, 2/1/2025	200,000	197,082
Oman Sovereign Sukuk Co. Series REGS, 5.93%, 10/31/2025	400,000	407,000
		6,807,612
PANAMA — 3.4%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	345,123
3.16%, 1/23/2030	515,000	452,412
3.30%, 1/19/2033	1,100,000	920,832
3.75%, 4/17/2026	800,000	765,352
3.87%, 7/23/2060	550,000	360,739
3.88%, 3/17/2028	996,000	956,230
4.30%, 4/29/2053	485,000	356,330
4.50%, 5/15/2047	510,000	400,467
4.50%, 4/16/2050	546,000	415,468
4.50%, 4/1/2056	1,815,000	1,350,578
6.70%, 1/26/2036	350,000	370,643
7.13%, 1/29/2026	200,000	212,000
		6,906,174
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds Series REGS, 8.38%, 10/4/2028	200,000	182,782
Security Description	Principal Amount	Value
PARAGUAY — 0.8%
Paraguay Government International Bonds:
Series REGS, 4.95%, 4/28/2031	$550,000	$532,427
Series REGS, 5.00%, 4/15/2026	399,000	396,359
Series REGS, 5.40%, 3/30/2050	900,000	775,611
		1,704,397
PERU — 2.8%
Corp. Financiera de Desarrollo SA Series REGS, 2.40%, 9/28/2027	200,000	170,552
Fondo MIVIVIENDA SA 4.63%, 4/12/2027	700,000	668,423
Peruvian Government International Bonds:
1.86%, 12/1/2032	350,000	265,045
2.39%, 1/23/2026	300,000	283,221
2.78%, 1/23/2031	1,492,000	1,276,167
2.78%, 12/1/2060	75,000	44,787
3.00%, 1/15/2034	800,000	653,016
3.23%, 7/28/2121	700,000	419,335
3.30%, 3/11/2041	200,000	150,416
3.60%, 1/15/2072	500,000	335,860
5.63%, 11/18/2050	800,000	807,576
7.35%, 7/21/2025	300,000	317,100
8.75%, 11/21/2033	200,000	252,290
		5,643,788
PHILIPPINES — 4.9%
Philippines Government International Bonds:
1.65%, 6/10/2031	686,000	549,767
2.46%, 5/5/2030	907,000	786,206
2.65%, 12/10/2045	475,000	326,686
2.95%, 5/5/2045	300,000	216,831
3.00%, 2/1/2028	200,000	188,512
3.20%, 7/6/2046	1,400,000	1,040,592
3.56%, 9/29/2032	800,000	734,216
3.70%, 3/1/2041	1,111,000	921,197
3.70%, 2/2/2042	300,000	247,896
3.75%, 1/14/2029	641,000	617,469
3.95%, 1/20/2040	338,000	293,205
5.00%, 7/17/2033	500,000	511,730
5.50%, 3/30/2026	500,000	513,610
5.50%, 1/17/2048	600,000	618,894
5.61%, 4/13/2033	200,000	214,096
6.38%, 10/23/2034	276,000	311,825
7.75%, 1/14/2031	400,000	471,452
9.50%, 2/2/2030	500,000	632,529
10.63%, 3/16/2025	609,000	677,208
		9,873,921

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
POLAND — 1.5%
Republic of Poland Government International Bonds:
3.25%, 4/6/2026	$200,000	$194,718
4.88%, 10/4/2033	$700,000	697,529
5.50%, 11/16/2027	500,000	522,345
5.50%, 4/4/2053	$800,000	810,328
5.75%, 11/16/2032	650,000	692,809
		2,917,729
QATAR — 0.1%
Qatar Government International Bonds Series REGS, 5.75%, 1/20/2042	200,000	221,096
ROMANIA — 1.9%
Romania Government International Bonds:
Series REGS, 3.00%, 2/14/2031	400,000	328,679
Series REGS, 3.00%, 2/14/2031	200,000	164,339
3.63%, 3/27/2032 (b)	300,000	253,914
3.63%, 3/27/2032	300,000	252,860
Series REGS, 4.00%, 2/14/2051	150,000	104,625
Series REGS, 4.00%, 2/14/2051	400,000	279,000
Series REGS, 5.13%, 6/15/2048	1,100,000	917,400
6.00%, 5/25/2034 (b)	300,000	294,159
6.00%, 5/25/2034	200,000	195,160
6.63%, 2/17/2028	800,000	829,368
COR, 5.25%, 11/25/2027	300,000	294,750
		3,914,254
RWANDA — 0.1%
Rwanda International Government Bonds Series REGS, 5.50%, 8/9/2031	200,000	143,304
SAUDI ARABIA — 4.3%
KSA Sukuk Ltd. 3.63%, 4/20/2027	200,000	194,158
Saudi Government International Bonds:
Series REGS, 2.50%, 2/3/2027	200,000	186,583
Series REGS, 2.75%, 2/3/2032	250,000	219,946
Series REGS, 3.25%, 10/26/2026	500,000	482,360
Series REGS, 3.25%, 10/22/2030	600,000	552,540
Series REGS, 3.63%, 3/4/2028	1,938,000	1,862,201
Series REGS, 3.75%, 1/21/2055	200,000	153,601
Security Description	Principal Amount	Value
Series REGS, 4.50%, 4/17/2030	$200,000	$199,806
Series REGS, 4.50%, 10/26/2046	1,050,000	920,342
Series REGS, 4.50%, 4/22/2060	200,000	174,500
Series REGS, 4.63%, 10/4/2047	400,000	358,168
4.75%, 1/18/2028	400,000	404,544
4.88%, 7/18/2033	1,200,000	1,210,500
Series REGS, 5.00%, 4/17/2049	400,000	372,362
Series REGS, 5.25%, 1/16/2050	581,000	563,210
5.50%, 10/25/2032	200,000	213,260
COR, 2.90%, 10/22/2025	300,000	288,660
COR, 5.00%, 1/18/2053	400,000	371,738
		8,728,479
SENEGAL — 0.2%
Senegal Government International Bonds:
Series REGS, 6.25%, 5/23/2033	200,000	159,830
Series REGS, 6.25%, 5/23/2033	200,000	159,340
		319,170
SERBIA — 0.4%
Serbia International Bonds:
Series REGS, 2.13%, 12/1/2030	700,000	529,375
6.50%, 9/26/2033	300,000	297,815
		827,190
SOUTH AFRICA — 2.5%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	1,200,000	1,079,868
4.85%, 9/30/2029	500,000	450,045
4.88%, 4/14/2026	600,000	583,170
5.00%, 10/12/2046	650,000	450,795
5.38%, 7/24/2044	200,000	147,726
5.65%, 9/27/2047	300,000	222,378
5.75%, 9/30/2049	450,000	331,542
5.88%, 9/16/2025	200,000	200,282
5.88%, 6/22/2030	300,000	282,207
5.88%, 4/20/2032	400,000	364,364
6.30%, 6/22/2048	1,200,000	959,544
		5,071,921
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds Series REGS, 7.13%, 9/14/2027	200,000	153,000

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bonds:
Series REGS, 4.50%, 8/4/2026	$200,000	$195,358
Series REGS, 4.50%, 6/26/2030	250,000	240,227
		435,585
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	200,000	113,020
TURKEY — 5.0%
Turkey Government International Bonds:
4.25%, 3/13/2025	250,000	235,285
4.75%, 1/26/2026	600,000	552,606
4.88%, 4/16/2043	400,000	267,320
5.13%, 2/17/2028	500,000	438,510
5.25%, 3/13/2030	500,000	414,345
5.75%, 3/22/2024	200,000	198,518
5.75%, 5/11/2047	400,000	285,068
5.88%, 6/26/2031	450,000	375,786
5.95%, 1/15/2031	400,000	338,000
6.00%, 3/25/2027	823,000	761,464
6.00%, 1/14/2041	400,000	303,052
6.13%, 10/24/2028	200,000	180,544
6.38%, 10/14/2025	1,100,000	1,061,665
6.63%, 2/17/2045	1,100,000	872,872
6.75%, 5/30/2040	400,000	326,847
7.63%, 4/26/2029	1,400,000	1,336,706
8.00%, 2/14/2034	100,000	100,042
9.38%, 1/19/2033	350,000	357,070
9.88%, 1/15/2028	700,000	729,337
COR, 6.50%, 9/20/2033	1,000,000	855,160
		9,990,197
UNITED ARAB EMIRATES — 1.5%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	144,538
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	500,000	315,578
Series REGS, 4.38%, 3/10/2051	200,000	135,359
6.50%, 11/23/2032	200,000	203,237
RAK Capital COR, 3.09%, 3/31/2025	793,000	763,262
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	400,000	361,818
3.20%, 7/13/2031	300,000	255,750
3.85%, 4/3/2026	411,000	393,100
Security Description	Principal Amount	Value
4.23%, 3/14/2028	$400,000	$379,748
		2,952,390
URUGUAY — 2.2%
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,300,000	1,293,019
4.98%, 4/20/2055	400,000	393,772
5.10%, 6/18/2050	1,870,000	1,883,464
5.75%, 10/28/2034	300,000	328,836
7.63%, 3/21/2036	400,000	502,160
		4,401,251
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bonds:
Series REGS, 3.70%, 11/25/2030	500,000	400,834
3.90%, 10/19/2031 (b)	200,000	160,888
		561,722
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $167,100,247)		151,580,061
	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f)(g)	2,599,227	2,599,487
State Street Navigator Securities Lending Portfolio II (h)(i)	1,807,083	1,807,083
TOTAL SHORT-TERM INVESTMENTS (Cost $4,406,825)		4,406,570
TOTAL INVESTMENTS — 100.4% (Cost $221,861,101)		201,982,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(847,315)
NET ASSETS — 100.0%		$201,135,138
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
MTNA	Medium Term Note, Series A

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$45,995,822	$—	$45,995,822
Foreign Government Obligations	—	151,580,061	—	151,580,061
Short-Term Investments	4,406,570	—	—	4,406,570
TOTAL INVESTMENTS	$4,406,570	$197,575,883	$—	$201,982,453
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$39,150,935	$36,550,503	$(690)	$(255)	2,599,227	$2,599,487	$13,596
State Street Navigator Securities Lending Portfolio II	—	—	17,491,603	15,684,520	—	—	1,807,083	1,807,083	7,181
Total		$—	$56,642,538	$52,235,023	$(690)	$(255)		$4,406,570	$20,777
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 4.2%
Boeing Co.:
2.20%, 2/4/2026	$162,000	$150,161
2.75%, 2/1/2026	35,000	33,192
3.63%, 2/1/2031	45,000	41,189
4.88%, 5/1/2025	102,000	101,779
5.04%, 5/1/2027	60,000	60,421
5.15%, 5/1/2030	127,000	128,026
5.71%, 5/1/2040	90,000	91,107
5.81%, 5/1/2050	152,000	153,145
5.93%, 5/1/2060	103,000	103,176
Northrop Grumman Corp. 3.25%, 1/15/2028	60,000	57,030
Raytheon Technologies Corp.:
3.95%, 8/16/2025	42,000	41,495
4.13%, 11/16/2028	90,000	88,845
4.50%, 6/1/2042	102,000	96,835
5.15%, 2/27/2033	30,000	31,174
5.38%, 2/27/2053	40,000	42,113
		1,219,688
AGRICULTURE — 3.0%
Altria Group, Inc.:
2.45%, 2/4/2032	50,000	39,423
4.80%, 2/14/2029	54,000	53,622
5.38%, 1/31/2044	54,000	49,410
5.80%, 2/14/2039	60,000	58,595
5.95%, 2/14/2049	117,000	111,123
BAT Capital Corp.:
2.26%, 3/25/2028	70,000	60,144
3.56%, 8/15/2027	102,000	94,896
4.54%, 8/15/2047	70,000	52,309
BAT International Finance PLC 1.67%, 3/25/2026	42,000	38,180
Philip Morris International, Inc.:
5.13%, 11/17/2027	40,000	40,956
5.38%, 2/15/2033	85,000	86,859
5.75%, 11/17/2032	40,000	41,984
Reynolds American, Inc.:
4.45%, 6/12/2025	72,000	70,706
5.85%, 8/15/2045	75,000	67,573
		865,780
AIRLINES — 0.9%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	95,000	91,454
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (a)	85,851	85,939
Southwest Airlines Co.:
5.13%, 6/15/2027	60,000	59,934
Security Description	Principal Amount	Value
5.25%, 5/4/2025	$33,000	$33,056
		270,383
APPAREL — 0.3%
NIKE, Inc.:
2.85%, 3/27/2030	42,000	38,695
3.38%, 3/27/2050 (b)	42,000	34,658
		73,353
AUTO MANUFACTURERS — 1.8%
BMW U.S. Capital LLC 3.90%, 4/9/2025 (a)	45,000	44,208
General Motors Co.:
5.60%, 10/15/2032	50,000	48,838
6.13%, 10/1/2025	25,000	25,433
6.25%, 10/2/2043	57,000	54,944
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	182,000	163,812
3.10%, 1/12/2032	75,000	61,148
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	37,000	46,881
Toyota Motor Credit Corp. 3.05%, 3/22/2027	82,000	77,903
		523,167
BANKS — 27.2%
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	171,000	158,996
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	168,000	150,469
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	120,000	96,737
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	132,000	110,103
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	99,000	83,506
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	131,000	124,807
SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	135,000	133,597
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	161,000	132,523
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	159,000	112,501
Barclays PLC 4.38%, 1/12/2026	80,000	77,400
Citigroup, Inc.:
3.20%, 10/21/2026	60,000	56,604
4.45%, 9/29/2027	114,000	110,273
3 Month SOFR + 1.16%, 3.35%, 4/24/2025 (c)	88,000	85,831
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	90,000	79,972

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	$90,000	$74,544
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	90,000	76,292
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	80,000	80,523
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	90,000	80,678
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	80,000	78,406
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	102,000	86,167
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	70,000	75,742
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	102,000	97,548
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	116,000	110,463
Credit Suisse Group AG:
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (c)	225,000	199,144
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (c)	105,000	107,685
Goldman Sachs Group, Inc.:
3.50%, 4/1/2025	102,000	99,109
6.75%, 10/1/2037	162,000	175,978
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	102,000	97,654
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	65,000	58,199
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	126,000	112,469
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	90,000	82,194
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	90,000	74,349
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	128,000	106,832
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	121,000	103,751
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	96,000	90,934
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	121,000	98,522
HSBC Holdings PLC:
3.90%, 5/25/2026	72,000	68,316
4.30%, 3/8/2026	90,000	87,798
4.95%, 3/31/2030	72,000	70,662
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	72,000	68,848
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	85,000	80,873
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	70,000	65,939
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	90,000	81,882
Security Description	Principal Amount	Value
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	$65,000	$57,611
SOFR + 1.19%, 2.80%, 5/24/2032 (b) (c)	90,000	73,666
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	70,000	69,041
JPMorgan Chase & Co.:
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	110,000	91,177
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	102,000	91,549
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	85,000	68,494
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	75,000	75,513
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	98,000	82,507
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	102,000	87,262
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	108,000	94,296
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	145,000	141,764
SOFR + 1.58%, 3.33%, 4/22/2052 (b) (c)	103,000	75,901
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	102,000	95,742
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	104,000	103,975
SOFR + 2.08%, 4.91%, 7/25/2033 (b) (c)	130,000	129,334
Morgan Stanley:
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	90,000	83,905
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	102,000	91,576
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	85,000	64,460
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	90,000	84,631
SOFR + 2.56%, 6.34%, 10/18/2033 (b) (c)	85,000	92,868
Series GMTN, 3.88%, 1/27/2026	75,000	73,193
Series GMTN, 4.00%, 7/23/2025	90,000	88,291
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	85,000	80,546
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	80,000	77,031
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	90,000	79,926
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	102,000	87,889

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	$102,000	$82,113
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	115,000	105,281
Royal Bank of Canada:
3.38%, 4/14/2025	30,000	29,113
6.00%, 11/1/2027	50,000	52,284
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	70,000	61,887
Toronto-Dominion Bank Series MTN, 1.25%, 9/10/2026	42,000	37,143
Truist Bank Series BKNT, 2.25%, 3/11/2030	40,000	32,832
Wells Fargo & Co.:
3.00%, 4/22/2026	105,000	99,207
3.00%, 10/23/2026	102,000	95,349
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	106,000	100,007
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	104,000	101,444
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	97,000	72,300
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	102,000	88,614
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	105,000	99,592
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	116,000	100,533
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	96,000	86,446
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	91,000	80,949
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	162,000	152,925
		7,924,987
BEVERAGES — 5.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	96,000	94,162
4.70%, 2/1/2036	156,000	155,162
4.90%, 2/1/2046	266,000	260,024
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	70,000	66,148
4.00%, 4/13/2028	72,000	71,101
4.44%, 10/6/2048	65,000	59,847
4.50%, 6/1/2050	30,000	28,096
4.60%, 4/15/2048	52,000	49,262
4.75%, 1/23/2029	106,000	108,208
5.55%, 1/23/2049	156,000	167,602
Security Description	Principal Amount	Value
Coca-Cola Co.:
1.45%, 6/1/2027 (b)	$45,000	$40,865
1.65%, 6/1/2030	45,000	38,082
2.25%, 1/5/2032 (b)	60,000	52,207
3.00%, 3/5/2051	90,000	70,054
Molson Coors Beverage Co.:
3.00%, 7/15/2026	60,000	56,695
4.20%, 7/15/2046	50,000	41,161
PepsiCo, Inc.:
2.75%, 3/19/2030	45,000	41,092
3.00%, 10/15/2027	42,000	40,186
		1,439,954
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
3.38%, 2/21/2050	66,000	49,696
4.66%, 6/15/2051	100,000	91,102
Gilead Sciences, Inc.:
3.65%, 3/1/2026	123,000	120,287
4.75%, 3/1/2046	65,000	62,645
		323,730
BUILDING MATERIALS — 0.3%
Carrier Global Corp.:
2.72%, 2/15/2030	60,000	52,610
3.58%, 4/5/2050	60,000	45,435
		98,045
CHEMICALS — 1.3%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	50,000	50,466
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	54,000	53,897
4.73%, 11/15/2028	66,000	66,660
5.32%, 11/15/2038	53,000	53,312
5.42%, 11/15/2048	65,000	65,034
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (a)	42,000	33,785
Sherwin-Williams Co. 3.45%, 6/1/2027	42,000	40,165
		363,319
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	45,000	45,525
COMPUTERS — 2.3%
Apple, Inc.:
2.65%, 2/8/2051	95,000	66,718
3.25%, 2/23/2026	96,000	93,921
3.85%, 5/4/2043	85,000	77,631
4.65%, 2/23/2046	121,000	121,989
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	132,000	135,449

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp. 3.50%, 5/15/2029	$181,000	$170,259
		665,967
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	42,000	39,366
DIVERSIFIED FINANCIAL SERVICES — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	120,000	108,027
3.00%, 10/29/2028	120,000	104,618
3.30%, 1/30/2032	101,000	83,744
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	42,000	39,142
Capital One Financial Corp. 3.75%, 3/9/2027	40,000	36,352
Visa, Inc.:
3.15%, 12/14/2025	111,000	107,828
4.30%, 12/14/2045	102,000	98,540
		578,251
ELECTRIC — 2.4%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	42,000	28,905
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	43,000	39,062
Duke Energy Corp. 2.65%, 9/1/2026	45,000	42,120
Exelon Corp. 4.05%, 4/15/2030	40,000	38,138
Florida Power & Light Co. 2.45%, 2/3/2032	42,000	35,928
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028 (b)	42,000	36,916
2.25%, 6/1/2030	60,000	50,808
3.55%, 5/1/2027	42,000	40,164
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	60,000	48,641
3.50%, 8/1/2050	60,000	39,618
4.55%, 7/1/2030	90,000	84,370
4.95%, 7/1/2050	90,000	74,108
Southern California Edison Co. 4.00%, 4/1/2047	55,000	45,283
Southern Co.:
3.25%, 7/1/2026	55,000	52,453
4.40%, 7/1/2046	60,000	52,244
		708,758
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	45,000	37,012
Security Description	Principal Amount	Value
2.50%, 11/1/2026	$42,000	$39,851
		76,863
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (a)	116,000	109,362
4.28%, 3/15/2032 (a)	145,000	129,574
5.05%, 3/15/2042 (a)	132,000	110,463
5.14%, 3/15/2052 (a)	204,000	165,456
		514,855
FOOD — 1.0%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	54,000	51,565
4.38%, 6/1/2046	75,000	65,447
4.88%, 10/1/2049	45,000	41,640
5.00%, 6/4/2042	45,000	43,053
5.20%, 7/15/2045	54,000	52,521
Tyson Foods, Inc. 5.10%, 9/28/2048	45,000	42,527
		296,753
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	96,000	99,143
HEALTH CARE SERVICES — 1.6%
Centene Corp.:
2.45%, 7/15/2028	65,000	56,618
2.50%, 3/1/2031	75,000	60,972
3.00%, 10/15/2030	60,000	50,753
4.25%, 12/15/2027	70,000	67,162
4.63%, 12/15/2029	100,000	94,471
HCA, Inc. 3.50%, 9/1/2030	80,000	71,351
UnitedHealth Group, Inc. 5.35%, 2/15/2033	55,000	58,452
		459,779
INSURANCE — 1.6%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	41,000	28,935
3.85%, 3/15/2052	89,000	74,736
4.20%, 8/15/2048	65,000	59,237
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	72,000	70,174
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	27,000	26,132
Corebridge Financial, Inc. 3.90%, 4/5/2032 (a)	45,000	38,996
Equitable Holdings, Inc.:
4.35%, 4/20/2028 (b)	45,000	43,245
5.00%, 4/20/2048	45,000	38,647
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	52,000	51,654

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	$45,000	$34,207
		465,963
INTERNET — 1.2%
Amazon.com, Inc.:
2.10%, 5/12/2031	90,000	76,900
3.10%, 5/12/2051	96,000	72,896
3.15%, 8/22/2027	102,000	97,969
4.05%, 8/22/2047	102,000	92,798
		340,563
MACHINERY-DIVERSIFIED — 0.1%
Otis Worldwide Corp. 2.57%, 2/15/2030	45,000	39,469
MEDIA — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	132,000	130,678
6.48%, 10/23/2045	100,000	94,803
Comcast Corp.:
2.89%, 11/1/2051	146,000	99,965
2.94%, 11/1/2056	174,000	115,999
2.99%, 11/1/2063	112,000	72,762
4.15%, 10/15/2028	116,000	114,793
		629,000
MINING — 0.4%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/2043	72,000	72,973
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	54,000	50,838
		123,811
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.15%, 3/15/2033	40,000	38,624
Siemens Financieringsmaatschappij NV:
1.20%, 3/11/2026 (a)	50,000	45,496
2.88%, 3/11/2041 (a)	50,000	38,734
		122,854
OIL & GAS — 5.8%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	60,000	52,283
2.94%, 6/4/2051	66,000	45,863
3.00%, 2/24/2050	100,000	70,864
3.06%, 6/17/2041	45,000	34,802
3.38%, 2/8/2061	60,000	43,239
4.23%, 11/6/2028	60,000	59,520
4.81%, 2/13/2033	65,000	66,002
BP Capital Markets PLC 3.28%, 9/19/2027	42,000	40,445
Security Description	Principal Amount	Value
Chevron Corp.:
1.55%, 5/11/2025	$72,000	$67,898
2.24%, 5/11/2030	46,000	40,669
2.95%, 5/16/2026	66,000	63,527
ConocoPhillips Co. 6.50%, 2/1/2039	45,000	52,558
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	52,000	49,751
Equinor ASA 3.13%, 4/6/2030 (b)	52,000	48,725
Exxon Mobil Corp.:
2.61%, 10/15/2030	90,000	80,800
3.04%, 3/1/2026	72,000	69,728
3.45%, 4/15/2051	78,000	62,396
3.48%, 3/19/2030	60,000	57,349
4.23%, 3/19/2040	60,000	56,341
Shell International Finance BV:
2.38%, 11/7/2029	42,000	37,303
2.75%, 4/6/2030	45,000	41,042
2.88%, 5/10/2026	70,000	66,996
3.25%, 5/11/2025	78,000	76,251
3.88%, 11/13/2028	42,000	41,384
4.00%, 5/10/2046	66,000	57,544
4.13%, 5/11/2035	45,000	43,198
4.38%, 5/11/2045	85,000	78,536
6.38%, 12/15/2038	80,000	92,386
TotalEnergies Capital International SA:
3.13%, 5/29/2050	72,000	53,427
3.46%, 2/19/2029	40,000	38,186
		1,689,013
OIL & GAS SERVICES — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.34%, 12/15/2027	40,000	37,485
Halliburton Co. 5.00%, 11/15/2045	60,000	54,660
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	45,000	43,269
		135,414
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.57%, 1/15/2026	47,000	42,681
PHARMACEUTICALS — 8.9%
AbbVie, Inc.:
2.95%, 11/21/2026	118,000	112,240
3.20%, 11/21/2029	165,000	153,224
3.60%, 5/14/2025	108,000	105,938
4.05%, 11/21/2039	106,000	94,868
4.25%, 11/21/2049	167,000	147,702
4.40%, 11/6/2042	76,000	69,342
4.50%, 5/14/2035	70,000	67,914
4.70%, 5/14/2045	78,000	73,325

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AstraZeneca PLC 6.45%, 9/15/2037	$84,000	$99,177
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	100,000	96,681
Bristol-Myers Squibb Co.:
3.40%, 7/26/2029	72,000	68,474
4.25%, 10/26/2049	108,000	98,198
Cigna Group:
4.13%, 11/15/2025	75,000	73,896
4.38%, 10/15/2028	105,000	103,540
4.80%, 8/15/2038	50,000	48,656
4.90%, 12/15/2048	90,000	84,737
CVS Health Corp.:
1.30%, 8/21/2027	66,000	57,468
3.88%, 7/20/2025	69,000	67,743
4.30%, 3/25/2028	144,000	141,460
4.78%, 3/25/2038	144,000	137,738
5.05%, 3/25/2048	233,000	218,265
5.13%, 7/20/2045	102,000	96,967
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	80,000	94,221
Pfizer, Inc. 7.20%, 3/15/2039	72,000	90,832
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	81,000	77,054
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	72,000	60,841
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	66,000	62,833
		2,603,334
PIPELINES — 3.3%
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	45,000	45,035
5.88%, 3/31/2025	42,000	42,294
Cheniere Energy Partners LP 4.00%, 3/1/2031	90,000	80,241
Cheniere Energy, Inc. 4.63%, 10/15/2028	45,000	42,677
Energy Transfer LP:
3.75%, 5/15/2030 (b)	37,000	34,089
5.00%, 5/15/2050	60,000	51,142
5.25%, 4/15/2029	42,000	41,897
5.75%, 2/15/2033	45,000	46,061
6.25%, 4/15/2049	55,000	54,455
Kinder Morgan, Inc.:
4.30%, 6/1/2025	42,000	41,361
5.55%, 6/1/2045	75,000	71,184
MPLX LP:
1.75%, 3/1/2026	42,000	38,325
2.65%, 8/15/2030	42,000	35,618
4.95%, 3/14/2052	44,000	38,274
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	42,000	41,849
Security Description	Principal Amount	Value
5.88%, 6/30/2026	$50,000	$50,924
4.50%, 5/15/2030	100,000	96,589
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	45,000	43,669
Williams Cos., Inc. 2.60%, 3/15/2031	88,000	74,024
		969,708
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	48,000	44,655
VICI Properties LP 5.13%, 5/15/2032	55,000	51,968
		96,623
RETAIL — 3.7%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	50,000	39,642
Costco Wholesale Corp. 1.60%, 4/20/2030	55,000	46,746
Dollar Tree, Inc. 4.20%, 5/15/2028	40,000	38,925
Home Depot, Inc.:
2.70%, 4/15/2030	42,000	37,942
2.95%, 6/15/2029	70,000	64,728
3.00%, 4/1/2026	30,000	29,101
3.63%, 4/15/2052	40,000	32,245
5.88%, 12/16/2036	90,000	100,522
Lowe's Cos., Inc.:
2.50%, 4/15/2026	45,000	42,416
2.63%, 4/1/2031	57,000	48,749
3.10%, 5/3/2027	42,000	39,907
3.65%, 4/5/2029	42,000	39,754
3.75%, 4/1/2032	42,000	38,800
4.25%, 4/1/2052	37,000	30,396
5.00%, 4/15/2033	35,000	34,961
5.63%, 4/15/2053 (b)	45,000	45,290
McDonald's Corp.:
Series MTN, 3.70%, 1/30/2026	50,000	49,146
Series MTN, 4.88%, 12/9/2045	55,000	53,439
Target Corp. 2.25%, 4/15/2025	42,000	40,349
Walmart, Inc.:
1.80%, 9/22/2031	100,000	84,715
2.65%, 9/22/2051 (b)	52,000	37,670
3.70%, 6/26/2028	42,000	41,613
3.90%, 9/9/2025	56,000	55,796
		1,072,852
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	96,000	73,984
3.47%, 4/15/2034 (a)	96,000	78,993
		152,977

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 4.2%
Fiserv, Inc. 3.50%, 7/1/2029	$90,000	$83,485
Microsoft Corp.:
2.40%, 8/8/2026	121,000	115,147
2.53%, 6/1/2050	181,000	128,044
2.68%, 6/1/2060 (b)	113,000	78,184
2.92%, 3/17/2052 (b)	185,000	140,646
3.13%, 11/3/2025	75,000	73,168
3.30%, 2/6/2027	116,000	113,771
Oracle Corp.:
2.50%, 4/1/2025	102,000	97,629
2.88%, 3/25/2031	96,000	82,277
2.95%, 4/1/2030	91,000	80,499
3.60%, 4/1/2050	132,000	93,599
3.85%, 4/1/2060	102,000	71,615
3.95%, 3/25/2051	96,000	72,197
		1,230,261
TELECOMMUNICATIONS — 7.5%
AT&T, Inc.:
2.55%, 12/1/2033	108,000	87,027
2.75%, 6/1/2031 (b)	80,000	68,968
3.50%, 9/15/2053	226,000	164,516
3.55%, 9/15/2055	223,000	160,524
3.65%, 9/15/2059	186,000	133,384
3.80%, 12/1/2057	159,000	118,369
4.30%, 2/15/2030	90,000	87,532
4.35%, 3/1/2029	110,000	107,714
T-Mobile USA, Inc.:
3.75%, 4/15/2027	121,000	116,369
3.88%, 4/15/2030	204,000	191,611
Verizon Communications, Inc.:
2.36%, 3/15/2032	124,000	101,851
2.55%, 3/21/2031	126,000	107,406
2.65%, 11/20/2040	105,000	74,992
2.99%, 10/30/2056	109,000	71,091
3.40%, 3/22/2041	108,000	85,808
3.55%, 3/22/2051 (b)	126,000	96,406
3.70%, 3/22/2061	103,000	77,159
4.02%, 12/3/2029	114,000	109,334
4.13%, 3/16/2027	96,000	95,306
4.33%, 9/21/2028	126,000	124,541
		2,179,908
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	42,000	36,462
3.10%, 12/2/2051	54,000	38,774
		75,236
TOTAL CORPORATE BONDS & NOTES (Cost $28,986,076)		28,557,333

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (d) (e)	229,119	$229,142
State Street Navigator Securities Lending Portfolio II (f) (g)	1,068,822	1,068,822
TOTAL SHORT-TERM INVESTMENTS (Cost $1,298,006)		1,297,964
TOTAL INVESTMENTS — 102.6% (Cost $30,284,082)		29,855,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(761,574)
NET ASSETS — 100.0%		$29,093,723
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$28,557,333	$—	$28,557,333
Short-Term Investments	1,297,964	—	—	1,297,964
TOTAL INVESTMENTS	$1,297,964	$28,557,333	$—	$29,855,297

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$4,966,299	$4,737,168	$53	$(42)	229,119	$229,142	$6,098
State Street Navigator Securities Lending Portfolio II	—	—	18,876,013	17,807,191	—	—	1,068,822	1,068,822	3,606
Total		$—	$23,842,312	$22,544,359	$53	$(42)		$1,297,964	$9,704

See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Subsequent Events
On February 23, 2023, at the recommendation of SSGA Funds Management, Inc., the Trust’s investment adviser, the Board voted to close and liquidate the SPDR Bloomberg SASB Corporate Bond ESG Select ETF.
The SPDR Bloomberg SASB Corporate Bond ESG Select ETF ceased operations, liquidated its assets to shareholders of record on April 17, 2023 and on April 18, 2023, distributed to its remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.